Due to size constraints, this filing is being made in 2 related submissions. This submission is the 2nd of 2 related submissions.  The acession number of the previous related submission is as follows: 0000898745-09-000017

                                                                                                                      STATEMENTS OF ASSETS AND LIABILITIES

PRINCIPAL FUNDS, INC.
October 31, 2008

	Preferred	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	Securities Fund	2010 Fund	2015 Fund

Investment in securities--at cost	$ 1,663,668	$ –	$ –

Investment in affiliated securities--at cost	$ –	$ 1,956,015	$ 67,319

Assets
Investment in securities--at value	$ 1,225,072	$ –	$ –
Investment in affiliated securities--at value	–	1,379,064	52,988
Cash	1,035	–	–
Receivables:
Capital Shares sold	18,818	1,554	206
Dividends and interest	10,931	2,198	63
Expense reimbursement from Manager	123	10	4
Expense reimbursement from Underwriter	1	8	–
Investment securities sold	1,044	–	–

Total Assets	1,257,024	1,382,834	53,261
Liabilities
Accrued management and investment advisory fees	738	149	5
Accrued administrative service fees	1	39	3
Accrued distribution fees	135	120	3
Accrued service fees	1	48	3
Accrued transfer agent fees	83	31	–
Accrued directors' expenses	–	5	1
Accrued other expenses	36	39	12
Payables:
Capital Shares reacquired	1,215	452	–
Dividends payable	8,677	–	–
Investment securities purchased	8,792	–	–

Total Liabilities	19,678	883	27

Net Assets Applicable to Outstanding Shares	$ 1,237,346	$ 1,381,951	$ 53,234

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,819,265	$ 1,884,057	$ 67,722
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,294	32,591	268
Accumulated undistributed (overdistributed) net realized gain (loss)	(144,617)	42,254	(425)
Net unrealized appreciation (depreciation) of investments	(438,596)	(576,951)	(14,331)

Total Net Assets	$ 1,237,346	$ 1,381,951	$ 53,234

Capital Stock (par value: $.01 a share):
Shares authorized	505,000	585,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	$ 190,999	$ 27,444	N/A
Shares Issued and Outstanding	28,577	2,969
Net Asset Value per share	$ 6.68	$ 9.24
Maximum Offering Price	$ 6.99 (a)	$ 9.78(b)

Class C: Net Assets	$ 116,229	$ 3,856	N/A
Shares Issued and Outstanding	17,387	420
Net Asset Value per share	$ 6.68 (c)	$ 9.19(c)

Class J: Net Assets	$ 16,099	$ 185,729	N/A
Shares Issued and Outstanding	2,444	20,262
Net Asset Value per share	$ 6.59 (c)	$ 9.17(c)

Institutional: Net Assets	$ 909,039	$ 846,470	$ 28,190
Shares Issued and Outstanding	136,530	91,760	3,751
Net Asset Value per share	$ 6.66	$ 9.22	$ 7.52

R-1: Net Assets	$ 593	$ 16,907	$ 1,798
Shares Issued and Outstanding	89	1,850	242
Net Asset Value per share	$ 6.65	$ 9.14	$ 7.44

R-2: Net Assets	$ 667	$ 37,240	$ 1,358
Shares Issued and Outstanding	101	4,092	182
Net Asset Value per share	$ 6.62	$ 9.10	$ 7.45

R-3: Net Assets	$ 1,518	$ 75,999	$ 7,835
Shares Issued and Outstanding	229	8,324	1,050
Net Asset Value per share	$ 6.63	$ 9.13	$ 7.46

R-4: Net Assets	$ 1,710	$ 47,919	$ 5,653
Shares Issued and Outstanding	258	5,234	757
Net Asset Value per share	$ 6.63	$ 9.16	$ 7.47

R-5: Net Assets	$ 492	$ 140,387	$ 8,400
Shares Issued and Outstanding	74	15,300	1,124
Net Asset Value per share	$ 6.64	$ 9.18	$ 7.47

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

103

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2020 Fund	2025 Fund	2030 Fund

Investment in affiliated securities--at cost	$ 4,364,804	$ 76,048	$ 3,792,246

Assets
Investment in affiliated securities--at value	$ 3,024,590	$ 57,929	$ 2,594,004
Receivables:
Capital Shares sold	4,052	250	5,183
Dividends and interest	3,502	52	2,017
Expense reimbursement from Manager	13	4	3
Expense reimbursement from Underwriter	18	–	15

Total Assets	3,032,175	58,235	2,601,222
Liabilities
Accrued management and investment advisory fees	319	6	273
Accrued administrative service fees	80	3	68
Accrued distribution fees	258	3	215
Accrued service fees	96	4	81
Accrued transfer agent fees	92	–	113
Accrued directors' expenses	7	1	6
Accrued other expenses	58	12	58
Payables:
Capital Shares reacquired	310	198	344

Total Liabilities	1,220	227	1,158

Net Assets Applicable to Outstanding Shares	$ 3,030,955	$ 58,008	$ 2,600,064

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 4,221,233	$ 76,508	$ 3,678,960
Accumulated undistributed (overdistributed) net investment income (operating loss)	40,575	197	19,951
Accumulated undistributed (overdistributed) net realized gain (loss)	109,361	(578)	99,395
Net unrealized appreciation (depreciation) of investments	(1,340,214)	(18,119)	(1,198,242)

Total Net Assets	$ 3,030,955	$ 58,008	$ 2,600,064

Capital Stock (par value: $.01 a share):
Shares authorized	760,000	400,000	760,000
Net Asset Value Per Share:
Class A: Net Assets	$ 49,723	N/A	$ 33,002
Shares Issued and Outstanding	5,317		3,636
Net Asset Value per share	$ 9.35		$ 9.08
Maximum Offering Price	$ 9.89 (a)		$ 9.61 (a)

Class B: Net Assets	$ 7,264	N/A	$ 6,193
Shares Issued and Outstanding	779		682
Net Asset Value per share	$ 9.33 (b)		$ 9.08 (b)

Class C: Net Assets	$ 5,572	N/A	$ 5,689
Shares Issued and Outstanding	600		629
Net Asset Value per share	$ 9.29 (b)		$ 9.04 (b)

Class J: Net Assets	$ 412,169	N/A	$ 344,061
Shares Issued and Outstanding	44,480		38,113
Net Asset Value per share	$ 9.27 (b)		$ 9.03 (b)

Institutional: Net Assets	$ 1,904,751	$ 26,413	$ 1,659,024
Shares Issued and Outstanding	204,334	3,632	183,012
Net Asset Value per share	$ 9.32	$ 7.27	$ 9.07

R-1: Net Assets	$ 35,642	$ 1,871	$ 27,323
Shares Issued and Outstanding	3,855	259	3,039
Net Asset Value per share	$ 9.25	$ 7.22	$ 8.99

R-2: Net Assets	$ 78,445	$ 1,000	$ 67,038
Shares Issued and Outstanding	8,523	138	7,470
Net Asset Value per share	$ 9.20	$ 7.23	$ 8.97

R-3: Net Assets	$ 159,254	$ 8,787	$ 141,078
Shares Issued and Outstanding	17,234	1,215	15,643
Net Asset Value per share	$ 9.24	$ 7.23	$ 9.02

R-4: Net Assets	$ 110,340	$ 5,224	$ 103,030
Shares Issued and Outstanding	11,916	721	11,173
Net Asset Value per share	$ 9.26	$ 7.25	$ 9.22

R-5: Net Assets	$ 267,795	$ 14,713	$ 213,626
Shares Issued and Outstanding	28,857	2,028	23,604
Net Asset Value per share	$ 9.28	$ 7.26	$ 9.05

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

104

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2035 Fund	2040 Fund	2045 Fund

Investment in affiliated securities--at cost	$ 46,306	$ 2,022,584	$ 16,333

Assets
Investment in affiliated securities--at value	$ 35,928	$ 1,362,070	$ 13,439
Receivables:
Capital Shares sold	218	3,769	53
Dividends and interest	19	641	4
Expense reimbursement from Manager	4	4	4
Expense reimbursement from Underwriter	–	6	–

Total Assets	36,169	1,366,490	13,500
Liabilities
Accrued management and investment advisory fees	3	142	1
Accrued administrative service fees	2	32	–
Accrued distribution fees	2	100	–
Accrued service fees	2	39	1
Accrued transfer agent fees	–	88	–
Accrued directors' expenses	1	2	1
Accrued other expenses	12	46	12
Payables:
Capital Shares reacquired	–	121	2

Total Liabilities	22	570	17

Net Assets Applicable to Outstanding Shares	$ 36,147	$ 1,365,920	$ 13,483

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 46,788	$ 1,970,191	$ 16,463
Accumulated undistributed (overdistributed) net investment income (operating loss)	49	4,682	3
Accumulated undistributed (overdistributed) net realized gain (loss)	(312)	51,561	(89)
Net unrealized appreciation (depreciation) of investments	(10,378)	(660,514)	(2,894)

Total Net Assets	$ 36,147	$ 1,365,920	$ 13,483

Capital Stock (par value: $.01 a share):
Shares authorized	400,000	575,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 19,918	N/A
Shares Issued and Outstanding		2,217
Net Asset Value per share		$ 8.99
Maximum Offering Price		$ 9.51(a)

Class B: Net Assets	N/A	$ 4,794	N/A
Shares Issued and Outstanding		538
Net Asset Value per share		$ 8.91(b)

Class C: Net Assets	N/A	$ 2,380	N/A
Shares Issued and Outstanding		266
Net Asset Value per share		$ 8.95(b)

Class J: Net Assets	N/A	$ 152,176	N/A
Shares Issued and Outstanding		16,860
Net Asset Value per share		$ 9.03(b)

Institutional: Net Assets	$ 14,703	$ 921,180	$ 4,518
Shares Issued and Outstanding	2,061	101,293	642
Net Asset Value per share	$ 7.13	$ 9.09	$ 7.04

R-1: Net Assets	$ 1,086	$ 15,457	$ 350
Shares Issued and Outstanding	153	1,716	50
Net Asset Value per share	$ 7.10	$ 9.01	$ 6.97

R-2: Net Assets	$ 555	$ 32,121	$ 139
Shares Issued and Outstanding	78	3,571	20
Net Asset Value per share	$ 7.10	$ 8.99	$ 6.98

R-3: Net Assets	$ 7,368	$ 69,607	$ 4,893
Shares Issued and Outstanding	1,037	7,727	701
Net Asset Value per share	$ 7.10	$ 9.01	$ 6.99

R-4: Net Assets	$ 5,606	$ 49,106	$ 1,991
Shares Issued and Outstanding	788	5,442	285
Net Asset Value per share	$ 7.12	$ 9.02	$ 7.00

R-5: Net Assets	$ 6,829	$ 99,181	$ 1,592
Shares Issued and Outstanding	958	10,945	227
Net Asset Value per share	$ 7.13	$ 9.06	$ 7.01

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

105

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic Income
Amounts in thousands, except per share amounts	2050 Fund	2055 Fund	Fund

Investment in affiliated securities--at cost	$ 822,591	$ 1,942	$ 618,989

Assets
Investment in affiliated securities--at value	$ 550,500	$ 1,473	$ 466,786
Receivables:
Capital Shares sold	2,099	6	586
Dividends and interest	169	1	1,083
Expense reimbursement from Manager	4	3	14
Expense reimbursement from Underwriter	1	–	3

Total Assets	552,773	1,483	468,472
Liabilities
Accrued management and investment advisory fees	57	–	51
Accrued administrative service fees	12	–	13
Accrued distribution fees	28	–	45
Accrued service fees	14	–	16
Accrued transfer agent fees	37	–	17
Accrued directors' expenses	–	1	–
Accrued other expenses	30	10	29
Payables:
Capital Shares reacquired	37	–	203

Total Liabilities	215	11	374

Net Assets Applicable to Outstanding Shares	$ 552,558	$ 1,472	$ 468,098

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 801,328	$ 1,973	$ 594,852
Accumulated undistributed (overdistributed) net investment income (operating loss)	944	1	19,968
Accumulated undistributed (overdistributed) net realized gain (loss)	22,377	(33)	5,481
Net unrealized appreciation (depreciation) of investments	(272,091)	(469)	(152,203)

Total Net Assets	$ 552,558	$ 1,472	$ 468,098

Capital Stock (par value: $.01 a share):
Shares authorized	500,000	400,000	500,000
Net Asset Value Per Share:
Class A: Net Assets	$ 11,391	N/A	$ 17,473
Shares Issued and Outstanding	1,306		1,854
Net Asset Value per share	$ 8.72		$ 9.43
Maximum Offering Price	$ 9.23 (a)		$ 9.87 (b)

Class B: Net Assets	$ 1,496	N/A	$ 816
Shares Issued and Outstanding	173		87
Net Asset Value per share	$ 8.63 (c)		$ 9.32 (c)

Class C: Net Assets	$ 1,260	N/A	$ 3,044
Shares Issued and Outstanding	145		325
Net Asset Value per share	$ 8.68 (c)		$ 9.37 (c)

Class J: Net Assets	$ 30,460	N/A	$ 60,289
Shares Issued and Outstanding	3,571		6,464
Net Asset Value per share	$ 8.53 (c)		$ 9.33 (c)

Institutional: Net Assets	$ 415,945	$ 937	$ 287,888
Shares Issued and Outstanding	47,820	134	30,636
Net Asset Value per share	$ 8.70	$ 6.99	$ 9.40

R-1: Net Assets	$ 5,320	$ 70	$ 6,026
Shares Issued and Outstanding	617	10	647
Net Asset Value per share	$ 8.62	$ 6.95	$ 9.32

R-2: Net Assets	$ 13,857	$ 14	$ 17,792
Shares Issued and Outstanding	1,610	2	1,913
Net Asset Value per share	$ 8.61	$ 6.95	$ 9.30

R-3: Net Assets	$ 22,153	$ 119	$ 24,573
Shares Issued and Outstanding	2,566	17	2,642
Net Asset Value per share	$ 8.63	$ 6.96	$ 9.30

R-4: Net Assets	$ 18,841	$ 28	$ 16,933
Shares Issued and Outstanding	2,176	4	1,814
Net Asset Value per share	$ 8.66	$ 6.97	$ 9.33

R-5: Net Assets	$ 31,835	$ 304	$ 33,264
Shares Issued and Outstanding	3,670	44	3,547
Net Asset Value per share	$ 8.67	$ 6.98	$ 9.38

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

106

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	Real Estate	SAM Balanced	SAM Conservative
Amounts in thousands, except per share amounts	Securities Fund	Portfolio	Balanced Portfolio

Investment in securities--at cost	$ 1,530,372	$ –	$ –

Investment in affiliated securities--at cost	$ –	$ 3,718,307	$ 637,941

Assets
Investment in securities--at value	$ 1,192,262	$ –	$ –
Investment in affiliated securities--at value	–	$ 3,162,301	$ 552,882
Cash	10	–	–
Receivables:
Capital Shares sold	1,449	5,136	601
Dividends and interest	1,165	7,083	1,807
Expense reimbursement from Manager	–	32	11
Expense reimbursement from Underwriter	5	2	1
Investment securities sold	252	–	–

Total Assets	1,195,143	3,174,554	555,302
Liabilities
Accrued management and investment advisory fees	871	931	162
Accrued administrative service fees	12	1	–
Accrued distribution fees	86	1,605	289
Accrued service fees	14	1	1
Accrued transfer agent fees	172	948	138
Accrued directors' expenses	1	9	–
Accrued other expenses	82	262	62
Payables:
Capital Shares reacquired	420	7,142	1,733
Investment securities purchased	10,502	–	–

Total Liabilities	12,160	10,899	2,385

Net Assets Applicable to Outstanding Shares	$ 1,182,983	$ 3,163,655	$ 552,917

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,738,214	$ 3,517,767	$ 622,371
Accumulated undistributed (overdistributed) net investment income (operating loss)	2,213	5,129	1,303
Accumulated undistributed (overdistributed) net realized gain (loss)	(219,334)	196,765	14,302
Net unrealized appreciation (depreciation) of investments	(338,110)	(556,006)	(85,059)

Total Net Assets	$ 1,182,983	$ 3,163,655	$ 552,917

Capital Stock (par value: $.01 a share):
Shares authorized	730,000	1,255,000	855,000
Net Asset Value Per Share:
Class A: Net Assets	$ 64,787	$ 1,685,305	$ 247,297
Shares Issued and Outstanding	5,475	155,460	27,989
Net Asset Value per share	$ 11.83	$ 10.84	$ 8.84
Maximum Offering Price	$ 12.52 (a)	$ 11.47(a)	$ 9.35 (a)

Class B: Net Assets	$ 14,551	$ 748,701	$ 107,873
Shares Issued and Outstanding	1,240	69,254	12,232
Net Asset Value per share	$ 11.74 (b)	$ 10.81(b)	$ 8.82 (b)

Class C: Net Assets	$ 4,382	$ 639,449	$ 149,913
Shares Issued and Outstanding	372	59,499	17,079
Net Asset Value per share	$ 11.77 (b)	$ 10.75(b)	$ 8.78 (b)

Class J: Net Assets	$ 107,631	$ 58,350	$ 26,828
Shares Issued and Outstanding	9,277	5,486	3,059
Net Asset Value per share	$ 11.60 (b)	$ 10.64(b)	$ 8.77 (b)

Institutional: Net Assets	$ 894,685	$ 21,448	$ 16,825
Shares Issued and Outstanding	75,637	1,998	1,916
Net Asset Value per share	$ 11.83	$ 10.74	$ 8.78

R-1: Net Assets	$ 2,945	$ 1,064	$ 285
Shares Issued and Outstanding	251	99	32
Net Asset Value per share	$ 11.74	$ 10.73	$ 8.78

R-2: Net Assets	$ 11,889	$ 146	$ 545
Shares Issued and Outstanding	1,038	14	62
Net Asset Value per share	$ 11.46	$ 10.73	$ 8.78

R-3: Net Assets	$ 28,885	$ 3,627	$ 1,059
Shares Issued and Outstanding	2,482	338	121
Net Asset Value per share	$ 11.64	$ 10.73	$ 8.78

R-4: Net Assets	$ 12,277	$ 1,874	$ 1,413
Shares Issued and Outstanding	1,062	174	161
Net Asset Value per share	$ 11.56	$ 10.74	$ 8.78

R-5: Net Assets	$ 40,951	$ 3,691	$ 879
Shares Issued and Outstanding	3,538	344	100
Net Asset Value per share	$ 11.57	$ 10.74	$ 8.78

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

107

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands, except per share amounts	Growth Portfolio	Income Portfolio	Growth Portfolio

Investment in affiliated securities--at cost	$ 2,926,958	$ 765,280	$ 1,862,169

Assets
Investment in affiliated securities--at value	$ 2,407,426	$ 680,200	$ 1,474,245
Receivables:
Capital Shares sold	2,173	975	1,759
Dividends and interest	2,579	2,742	574
Expense reimbursement from Manager	16	4	16
Expense reimbursement from Underwriter	1	–	2

Total Assets	2,412,195	683,921	1,476,596
Liabilities
Accrued management and investment advisory fees	706	201	430
Accrued administrative service fees	1	–	–
Accrued distribution fees	1,269	355	773
Accrued service fees	1	1	1
Accrued transfer agent fees	878	183	715
Accrued directors' expenses	7	–	4
Accrued other expenses	225	68	180
Payables:
Capital Shares reacquired	4,068	2,235	3,055

Total Liabilities	7,155	3,043	5,158

Net Assets Applicable to Outstanding Shares	$ 2,405,040	$ 680,878	$ 1,471,438

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,702,988	$ 759,560	$ 1,745,329
Accumulated undistributed (overdistributed) net investment income (operating loss)	15,627	2,106	196
Accumulated undistributed (overdistributed) net realized gain (loss)	205,957	4,292	113,837
Net unrealized appreciation (depreciation) of investments	(519,532)	(85,080)	(387,924)

Total Net Assets	$ 2,405,040	$ 680,878	$ 1,471,438

Capital Stock (par value: $.01 a share):
Shares authorized	1,255,000	955,000	1,055,000
Net Asset Value Per Share:
Class A: Net Assets	$ 1,204,478	$ 349,745	$ 729,591
Shares Issued and Outstanding	104,058	36,821	59,523
Net Asset Value per share	$ 11.58	$ 9.50	$ 12.26
Maximum Offering Price	$ 12.25 (a)	$ 9.95(b)	$ 12.97 (a)

Class B: Net Assets	$ 545,926	$ 175,763	$ 343,364
Shares Issued and Outstanding	49,072	18,531	29,732
Net Asset Value per share	$ 11.13 (c)	$ 9.48(c)	$ 11.55 (c)

Class C: Net Assets	$ 590,888	$ 139,041	$ 344,700
Shares Issued and Outstanding	53,565	14,739	29,785
Net Asset Value per share	$ 11.03 (c)	$ 9.43(c)	$ 11.57 (c)

Class J: Net Assets	$ 37,408	$ 9,523	$ 40,275
Shares Issued and Outstanding	3,286	1,007	3,342
Net Asset Value per share	$ 11.39 (c)	$ 9.46(c)	$ 12.05 (c)

Institutional: Net Assets	$ 16,776	$ 4,929	$ 9,008
Shares Issued and Outstanding	1,465	520	743
Net Asset Value per share	$ 11.45	$ 9.48	$ 12.12

R-1: Net Assets	$ 1,078	$ 104	$ 988
Shares Issued and Outstanding	95	11	82
Net Asset Value per share	$ 11.36	$ 9.47	$ 12.02

R-2: Net Assets	$ 939	$ 114	$ 290
Shares Issued and Outstanding	83	12	24
Net Asset Value per share	$ 11.37	$ 9.48	$ 12.03

R-3: Net Assets	$ 1,487	$ 569	$ 1,011
Shares Issued and Outstanding	130	60	84
Net Asset Value per share	$ 11.40	$ 9.47	$ 12.06

R-4: Net Assets	$ 2,352	$ 528	$ 1,134
Shares Issued and Outstanding	206	56	94
Net Asset Value per share	$ 11.41	$ 9.47	$ 12.07

R-5: Net Assets	$ 3,708	$ 562	$ 1,077
Shares Issued and Outstanding	325	59	89
Net Asset Value per share	$ 11.42	$ 9.47	$ 12.09

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

108

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	Short-Term Bond	Short-Term Income	SmallCap Blend
Amounts in thousands, except per share amounts	Fund	Fund	Fund

Investment in securities--at cost	$ 233,377	$ 307,063	$ 249,304

Assets
Investment in securities--at value	$ 198,349 (a)	$ 293,129	$ 192,270
Cash	189	10	790
Receivables:
Capital Shares sold	956	1,350	17
Dividends and interest	1,908	3,295	115
Expense reimbursement from Manager	–	2	–
Expense reimbursement from Underwriter	2	–	–
Investment securities sold	751	3,095	34
Variation margin on futures contracts	–	28	300

Total Assets	202,155	300,909	193,526
Liabilities
Accrued management and investment advisory fees	68	143	124
Accrued administrative service fees	1	–	1
Accrued distribution fees	30	12	35
Accrued service fees	1	–	1
Accrued transfer agent fees	51	20	146
Accrued directors' expenses	–	1	1
Accrued other expenses	50	29	77
Payables:
Capital Shares reacquired	1,131	905	91
Dividends payable	789	1,238	–
Investment securities purchased	–	–	15
Collateral obligation on securities loaned, at value	15,642	–	–

Total Liabilities	17,763	2,348	491

Net Assets Applicable to Outstanding Shares	$ 184,392	$ 298,561	$ 193,035

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 233,020	$ 318,355	$ 268,282
Accumulated undistributed (overdistributed) net investment income (operating loss)	(484)	19	334
Accumulated undistributed (overdistributed) net realized gain (loss)	(13,116)	(5,605)	(18,421)
Net unrealized appreciation (depreciation) of investments	(35,028)	(14,208)	(57,160)

Total Net Assets	$ 184,392	$ 298,561	$ 193,035

Capital Stock (par value: $.01 a share):
Shares authorized	655,000	550,000	455,000
Net Asset Value Per Share:
Class A: Net Assets	$ 62,240	$ 36,725	$ 66,286
Shares Issued and Outstanding	7,374	3,290	6,401
Net Asset Value per share	$ 8.44	$ 11.16	$ 10.36
Maximum Offering Price	$ 8.66 (b)	$ 11.45(b)	$ 10.96 (c)

Class B: Net Assets	N/A	N/A	$ 10,021
Shares Issued and Outstanding			998
Net Asset Value per share			$ 10.05 (d)

Class C: Net Assets	$ 1,641	$ 4,892	$ 836
Shares Issued and Outstanding	194	438	82
Net Asset Value per share	$ 8.44 (d)	$ 11.17(d)	$ 10.22 (d)

Class J: Net Assets	$ 47,917	N/A	$ 83,926
Shares Issued and Outstanding	5,667		8,417
Net Asset Value per share	$ 8.46 (d)		$ 9.97 (d)

Institutional: Net Assets	$ 66,596	$ 256,944	$ 26,459
Shares Issued and Outstanding	7,891	23,006	2,492
Net Asset Value per share	$ 8.44	$ 11.17	$ 10.62

R-1: Net Assets	$ 433	N/A	$ 218
Shares Issued and Outstanding	51		21
Net Asset Value per share	$ 8.44		$ 10.20

R-2: Net Assets	$ 152	N/A	$ 1,312
Shares Issued and Outstanding	18		129
Net Asset Value per share	$ 8.46		$ 10.18

R-3: Net Assets	$ 2,900	N/A	$ 1,050
Shares Issued and Outstanding	342		102
Net Asset Value per share	$ 8.48		$ 10.32

R-4: Net Assets	$ 1,330	N/A	$ 1,746
Shares Issued and Outstanding	159		166
Net Asset Value per share	$ 8.36		$ 10.51

R-5: Net Assets	$ 1,183	N/A	$ 1,181
Shares Issued and Outstanding	141		111
Net Asset Value per share	$ 8.42		$ 10.61

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.50% of the offering price or 2.56% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

See accompanying notes.

109

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	SmallCap Blend	SmallCap Growth	SmallCap Growth
Amounts in thousands, except per share amounts	Fund I(a)	Fund	Fund I(b)

Investment in securities--at cost	$ 119,233	$ 312,120	$ 157,090

Assets
Investment in securities--at value	$ 90,058	$ 224,249	$ 117,514
Cash	1,125	48	3,498
Receivables:
Capital Shares sold	17	212	270
Dividends and interest	88	31	21
Expense reimbursement from Manager	–	2	–
Expense reimbursement from Underwriter	–	1	–
Investment securities sold	–	1,229	1,454

Total Assets	91,288	225,772	122,757
Liabilities
Accrued management and investment advisory fees	79	141	117
Accrued administrative service fees	–	–	1
Accrued distribution fees	1	19	4
Accrued service fees	1	1	1
Accrued transfer agent fees	–	77	5
Accrued directors' expenses	–	1	1
Accrued other expenses	30	75	24
Payables:
Capital Shares reacquired	69	59	9
Investment securities purchased	–	1,625	1,942

Total Liabilities	180	1,998	2,104

Net Assets Applicable to Outstanding Shares	$ 91,108	$ 223,774	$ 120,653

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 137,500	$ 336,640	$ 183,391
Accumulated undistributed (overdistributed) net investment income (operating loss)	129	–	–
Accumulated undistributed (overdistributed) net realized gain (loss)	(17,346)	(24,995)	(23,162)
Net unrealized appreciation (depreciation) of investments	(29,175)	(87,871)	(39,576)

Total Net Assets	$ 91,108	$ 223,774	$ 120,653

Capital Stock (par value: $.01 a share):
Shares authorized	265,000	705,000	290,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 29,467	N/A
Shares Issued and Outstanding		5,429
Net Asset Value per share		$ 5.43
Maximum Offering Price		$ 5.75(c)

Class B: Net Assets	N/A	$ 2,931	N/A
Shares Issued and Outstanding		551
Net Asset Value per share		$ 5.32(d)

Class C: Net Assets	N/A	$ 1,184	N/A
Shares Issued and Outstanding		221
Net Asset Value per share		$ 5.36(d)

Class J: Net Assets	N/A	$ 21,941	$ 6,867
Shares Issued and Outstanding		4,301	1,243
Net Asset Value per share		$ 5.10(d)	$ 5.52 (d)

Institutional: Net Assets	$ 87,673	$ 162,099	$ 104,406
Shares Issued and Outstanding	9,432	29,472	16,960
Net Asset Value per share	$ 9.29	$ 5.50	$ 6.16

R-1: Net Assets	$ 211	$ 312	$ 267
Shares Issued and Outstanding	24	59	45
Net Asset Value per share	$ 8.93	$ 5.29	$ 5.92

R-2: Net Assets	$ 511	$ 381	$ 1,285
Shares Issued and Outstanding	58	71	222
Net Asset Value per share	$ 8.81	$ 5.38	$ 5.78

R-3: Net Assets	$ 2,255	$ 2,071	$ 1,914
Shares Issued and Outstanding	252	380	326
Net Asset Value per share	$ 8.93	$ 5.45	$ 5.88

R-4: Net Assets	$ 326	$ 1,231	$ 1,791
Shares Issued and Outstanding	36	221	300
Net Asset Value per share	$ 9.06	$ 5.58	$ 5.97

R-5: Net Assets	$ 132	$ 2,157	$ 4,123
Shares Issued and Outstanding	14	384	680
Net Asset Value per share	$ 9.13	$ 5.62	$ 6.06

(a)	Effective June 13, 2008, Partners SmallCap Blend Fund changed its name to SmallCap Blend Fund I.

(b)	Effective June 13, 2008, Partners SmallCap Growth Fund I changed its name to SmallCap Growth Fund I.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

110

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	SmallCap Growth	SmallCap Growth	SmallCap S&P 600
Amounts in thousands, except per share amounts	Fund II(a)	Fund III(b)	Index Fund

Investment in securities--at cost	$ 439,531	$ 300,746	$ 528,586

Assets
Investment in securities--at value	$ 339,711	$ 205,627	$ 381,029
Cash	9,265	1,295	1,681
Receivables:
Capital Shares sold	39	118	592
Dividends and interest	72	55	295
Expense reimbursement from Manager	1	–	–
Expense reimbursement from Underwriter	1	–	3
Investment securities sold	2,144	2,339	2,398
Variation margin on futures contracts	573	–	577

Total Assets	351,806	209,434	386,575
Liabilities
Accrued management and investment advisory fees	310	192	49
Accrued administrative service fees	5	–	16
Accrued distribution fees	16	–	37
Accrued service fees	6	1	19
Accrued transfer agent fees	47	–	38
Accrued directors' expenses	1	1	–
Accrued other expenses	49	19	42
Payables:
Capital Shares reacquired	235	–	171
Investment securities purchased	2,581	2,143	871
Variation margin on futures contracts	27	–	–

Total Liabilities	3,277	2,356	1,243

Net Assets Applicable to Outstanding Shares	$ 348,529	$ 207,078	$ 385,332

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 485,199	$ 344,476	$ 512,916
Accumulated undistributed (overdistributed) net investment income (operating loss)	–	442	4,127
Accumulated undistributed (overdistributed) net realized gain (loss)	(37,329)	(42,721)	16,331
Net unrealized appreciation (depreciation) of investments	(99,341)	(95,119)	(148,042)

Total Net Assets	$ 348,529	$ 207,078	$ 385,332

Capital Stock (par value: $.01 a share):
Shares authorized	440,000	280,000	305,000
Net Asset Value Per Share:
Class A: Net Assets	$ 10,302	N/A	N/A
Shares Issued and Outstanding	1,882
Net Asset Value per share	$ 5.47
Maximum Offering Price	$ 5.79 (c)

Class B: Net Assets	$ 3,699	N/A	N/A
Shares Issued and Outstanding	695
Net Asset Value per share	$ 5.33 (d)

Class C: Net Assets	$ 339	N/A	N/A
Shares Issued and Outstanding	63
Net Asset Value per share	$ 5.40 (d)

Class J: Net Assets	$ 14,841	N/A	$ 60,133
Shares Issued and Outstanding	2,971		5,240
Net Asset Value per share	$ 4.99 (d)		$ 11.48 (d)

Institutional: Net Assets	$ 279,437	$ 202,959	$ 194,154
Shares Issued and Outstanding	49,342	29,942	16,309
Net Asset Value per share	$ 5.66	$ 6.78	$ 11.91

R-1: Net Assets	$ 1,187	$ 370	$ 3,290
Shares Issued and Outstanding	217	57	279
Net Asset Value per share	$ 5.45	$ 6.51	$ 11.77

R-2: Net Assets	$ 6,520	$ 453	$ 14,810
Shares Issued and Outstanding	1,241	69	1,241
Net Asset Value per share	$ 5.25	$ 6.53	$ 11.94

R-3: Net Assets	$ 7,908	$ 1,245	$ 34,569
Shares Issued and Outstanding	1,466	189	2,872
Net Asset Value per share	$ 5.40	$ 6.59	$ 12.04

R-4: Net Assets	$ 5,468	$ 567	$ 20,987
Shares Issued and Outstanding	1,000	85	1,731
Net Asset Value per share	$ 5.47	$ 6.65	$ 12.13

R-5: Net Assets	$ 18,828	$ 1,484	$ 57,389
Shares Issued and Outstanding	3,399	222	4,724
Net Asset Value per share	$ 5.54	$ 6.69	$ 12.15

(a)	Effective June 13, 2008, Partners SmallCap Growth Fund II changed its name to SmallCap Growth Fund II.

(b)	Effective June 13, 2008, Partners SmallCap Growth Fund III changed its name to SmallCap Growth Fund III.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

111

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	SmallCap Value	SmallCap Value	SmallCap Value
Amounts in thousands, except per share amounts	Fund	Fund I(a)	Fund II(b)

Investment in securities--at cost	$ 548,463	$ 430,592	$ 301,826

Assets
Investment in securities--at value	$ 444,557	$ 319,852	$ 172,229 (c)
Cash	10	664	1,137
Receivables:
Capital Shares sold	354	277	130
Dividends and interest	352	447	161
Expense reimbursement from Manager	9	–	–
Expense reimbursement from Underwriter	2	–	–
Investment securities sold	–	73	1,036
Variation margin on futures contracts	–	280	–

Total Assets	445,284	321,593	174,693
Liabilities
Accrued management and investment advisory fees	274	273	152
Accrued administrative service fees	6	4	1
Accrued distribution fees	29	5	2
Accrued service fees	7	6	2
Accrued transfer agent fees	49	–	–
Accrued directors' expenses	–	1	–
Accrued other expenses	35	26	24
Payables:
Capital Shares reacquired	92	223	120
Investment securities purchased	1,862	437	984
Collateral obligation on securities loaned, at value	–	–	13

Total Liabilities	2,354	975	1,298

Net Assets Applicable to Outstanding Shares	$ 442,930	$ 320,618	$ 173,395

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 610,581	$ 463,866	$ 292,685
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,843	2,962	1,132
Accumulated undistributed (overdistributed) net realized gain (loss)	(65,588)	(33,064)	9,175
Net unrealized appreciation (depreciation) of investments	(103,906)	(113,146)	(129,597)

Total Net Assets	$ 442,930	$ 320,618	$ 173,395

Capital Stock (par value: $.01 a share):
Shares authorized	830,000	265,000	280,000
Net Asset Value Per Share:
Class A: Net Assets	$ 14,995	N/A	N/A
Shares Issued and Outstanding	1,219
Net Asset Value per share	$ 12.30
Maximum Offering Price	$ 13.02 (d)

Class B: Net Assets	$ 2,789	N/A	N/A
Shares Issued and Outstanding	231
Net Asset Value per share	$ 12.08 (e)

Class C: Net Assets	$ 3,481	N/A	N/A
Shares Issued and Outstanding	285
Net Asset Value per share	$ 12.21 (e)

Class J: Net Assets	$ 43,601	N/A	N/A
Shares Issued and Outstanding	3,661
Net Asset Value per share	$ 11.91 (e)

Institutional: Net Assets	$ 329,103	$ 280,140	$ 160,758
Shares Issued and Outstanding	26,613	25,098	23,050
Net Asset Value per share	$ 12.37	$ 11.16	$ 6.97

R-1: Net Assets	$ 1,261	$ 1,509	$ 229
Shares Issued and Outstanding	104	138	34
Net Asset Value per share	$ 12.17	$ 10.94	$ 6.75

R-2: Net Assets	$ 5,716	$ 6,494	$ 857
Shares Issued and Outstanding	470	599	127
Net Asset Value per share	$ 12.17	$ 10.84	$ 6.76

R-3: Net Assets	$ 9,695	$ 11,309	$ 5,552
Shares Issued and Outstanding	788	1,032	813
Net Asset Value per share	$ 12.30	$ 10.95	$ 6.83

R-4: Net Assets	$ 7,085	$ 5,929	$ 1,973
Shares Issued and Outstanding	572	536	287
Net Asset Value per share	$ 12.38	$ 11.07	$ 6.88

R-5: Net Assets	$ 25,204	$ 15,237	$ 4,026
Shares Issued and Outstanding	2,025	1,374	582
Net Asset Value per share	$ 12.44	$ 11.10	$ 6.92

(a)	Effective June 13, 2008, Partners SmallCap Value Fund I changed its name to SmallCap Value Fund I.

(b)	Effective June 13, 2008, Partners SmallCap Value Fund II changed its name to SmallCap Value Fund II.

(c)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(d)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(e)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

112

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	SmallCap Value	Ultra Short Bond	West Coast Equity
Amounts in thousands, except per share amounts	Fund III(a)	Fund	Fund

Investment in securities--at cost	$ 148,880	$ 210,150	$ 729,620

Assets
Investment in securities--at value	$ 112,738	$ 163,690(b)	$ 907,724
Cash	1,116	43	10
Receivables:
Capital Shares sold	169	535	459
Dividends and interest	96	1,224	345
Expense reimbursement from Manager	–	1	–
Expense reimbursement from Underwriter	–	1	–
Investment securities sold	180	570	5,523
Variation margin on futures contracts	–	20	–

Total Assets	114,299	166,084	914,061
Liabilities
Accrued management and investment advisory fees	98	59	441
Accrued administrative service fees	2	1	–
Accrued distribution fees	4	13	175
Accrued service fees	2	2	–
Accrued transfer agent fees	4	13	297
Accrued directors' expenses	1	1	1
Accrued other expenses	29	32	217
Payables:
Capital Shares reacquired	–	136	876
Dividends payable	–	475	–
Investment securities purchased	13	–	8,263
Collateral obligation on securities loaned, at value	–	485	–

Total Liabilities	153	1,217	10,270

Net Assets Applicable to Outstanding Shares	$ 114,146	$ 164,867	$ 903,791

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 153,568	$ 215,072	$ 678,439
Accumulated undistributed (overdistributed) net investment income (operating loss)	223	113	6,033
Accumulated undistributed (overdistributed) net realized gain (loss)	(3,503)	(3,687)	41,215
Net unrealized appreciation (depreciation) of investments	(36,142)	(46,631)	178,104

Total Net Assets	$ 114,146	$ 164,867	$ 903,791

Capital Stock (par value: $.01 a share):
Shares authorized	305,000	695,000	600,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 5,169	$ 390,075
Shares Issued and Outstanding		668	12,704
Net Asset Value per share		$ 7.73	$ 30.71
Maximum Offering Price		$ 7.81(c)	$ 32.50 (d)

Class B: Net Assets	N/A	N/A	$ 92,828
Shares Issued and Outstanding			3,493
Net Asset Value per share			$ 26.58 (e)

Class C: Net Assets	N/A	$ 1,090	$ 12,632
Shares Issued and Outstanding		141	472
Net Asset Value per share		$ 7.73(e)	$ 26.71 (e)

Class J: Net Assets	$ 7,640	$ 22,179	N/A
Shares Issued and Outstanding	1,057	2,891
Net Asset Value per share	$ 7.23 (e)	$ 7.67(e)

Institutional: Net Assets	$ 92,681	$ 126,881	$ 408,256
Shares Issued and Outstanding	11,500	16,428	13,121
Net Asset Value per share	$ 8.06	$ 7.72	$ 31.12

R-1: Net Assets	$ 274	$ 9	N/A
Shares Issued and Outstanding	35	1
Net Asset Value per share	$ 7.68	$ 7.67

R-2: Net Assets	$ 1,342	$ 6,142	N/A
Shares Issued and Outstanding	182	801
Net Asset Value per share	$ 7.37	$ 7.67

R-3: Net Assets	$ 4,857	$ 2,413	N/A
Shares Issued and Outstanding	643	314
Net Asset Value per share	$ 7.55	$ 7.69

R-4: Net Assets	$ 855	$ 9	N/A
Shares Issued and Outstanding	111	1
Net Asset Value per share	$ 7.71	$ 7.65

R-5: Net Assets	$ 6,497	$ 975	N/A
Shares Issued and Outstanding	828	127
Net Asset Value per share	$ 7.85	$ 7.71

(a)	Effective June 13, 2008, Partners SmallCap Value Fund changed its name to SmallCap Value Fund III.

(b)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value.

(d)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(e)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

113

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

			Disciplined
	Bond & Mortgage	Core Plus Bond	LargeCap Blend
Amounts in thousands	Securities Fund	Fund I(a)	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 4,236	$ –	$ 61,479
Interest	154,031	50	263
Securities lending	5,083	–	334

Total Income	163,350	50	62,076
Expenses:
Management and investment advisory fees	14,022	24	17,493
Distribution fees - Class A	366	N/A	1,077
Distribution fees - Class B	202	N/A	440
Distribution fees - Class C	27	N/A	21
Distribution fees - Class J	1,059	N/A	N/A
Distribution fees - R-1	26	–	5
Distribution fees - R-2	108	–	7
Distribution fees - R-3	153	–	21
Distribution fees - R-4	29	–	5
Administrative service fees - R-1	20	–	4
Administrative service fees - R-2	72	–	5
Administrative service fees - R-3	92	–	13
Administrative service fees - R-4	38	–	6
Administrative service fees - R-5	109	–	2
Registration fees - Class A	16	N/A	21
Registration fees - Class B	16	N/A	15
Registration fees - Class C	16	N/A	15
Registration fees - Class J	21	N/A	N/A
Service fees - R-1	18	–	4
Service fees - R-2	90	–	6
Service fees - R-3	104	–	14
Service fees - R-4	44	–	7
Service fees - R-5	149	–	3
Shareholder reports - Class A	48	N/A	266
Shareholder reports - Class B	11	N/A	51
Shareholder reports - Class C	1	N/A	1
Shareholder reports - Class J	43	N/A	N/A
Transfer agent fees - Class A	383	N/A	667
Transfer agent fees - Class B	84	N/A	149
Transfer agent fees - Class C	13	N/A	12
Transfer agent fees - Class J	293	N/A	N/A
Custodian fees	13	2	12
Directors' expenses	18	–	18
Professional fees	17	1	17
Other expenses	69	1	58

Total Gross Expenses	17,790	28	20,435
Less: Reimbursement from Manager - Class A	192	N/A	166
Less: Reimbursement from Manager - Class B	94	N/A	8
Less: Reimbursement from Manager - Class C	24	N/A	23
Less: Reimbursement from Manager - Institutional	–	2	–
Less: Reimbursement from Underwriter - Class J	115	N/A	N/A

Total Net Expenses	17,365	26	20,238

Net Investment Income (Operating Loss)	145,985	24	41,838

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(49,622)	(140)	(332,555)
Foreign currency transactions	–	44	–
Futures contracts	(2,023)	(3)	(7,863)
Swap agreements	(4,096)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(515,096)	(672)	(1,008,585)
Futures contracts	(276)	527	999
Options and swaptions	–	(3)	–
Swap agreements	(2,013)	–	–
Translation of assets and liabilities in foreign currencies	–	(10)	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(573,126)	(257)	(1,348,004)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (427,141)	$ (233)	$ (1,306,166)

(a) Period from September 30, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

114

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	Diversified		Global Equity Fund
Amounts in thousands	International Fund	Equity Income Fund	I

Net Investment Income (Operating Loss)
Income:
Dividends	$ 62,799	$ 99,442	$ 705
Withholding tax	(7,298)	–	(67)
Interest	481	2,908	1
Securities lending	2,274	1,948	11

Total Income	58,256	104,298	650
Expenses:
Management and investment advisory fees	18,330	17,555	251
Distribution fees - Class A	1,249	3,247	N/A
Distribution fees - Class B	551	2,897	N/A
Distribution fees - Class C	202	2,214	N/A
Distribution fees - Class J	1,151	N/A	N/A
Distribution fees - R-1	34	N/A	2
Distribution fees - R-2	98	N/A	5
Distribution fees - R-3	229	N/A	3
Distribution fees - R-4	49	N/A	2
Administrative service fees - R-1	27	N/A	2
Administrative service fees - R-2	65	N/A	3
Administrative service fees - R-3	138	N/A	2
Administrative service fees - R-4	63	N/A	2
Administrative service fees - R-5	120	N/A	–
Registration fees - Class A	23	66	N/A
Registration fees - Class B	16	25	N/A
Registration fees - Class C	16	23	N/A
Registration fees - Class J	23	N/A	N/A
Service fees - R-1	24	N/A	2
Service fees - R-2	81	N/A	4
Service fees - R-3	156	N/A	2
Service fees - R-4	74	N/A	2
Service fees - R-5	164	N/A	–
Shareholder meeting expense - Institutional	–	–	3
Shareholder meeting expense - R-4	–	N/A	1
Shareholder reports - Class A	154	580	N/A
Shareholder reports - Class B	38	204	N/A
Shareholder reports - Class C	10	79	N/A
Shareholder reports - Class J	38	N/A	N/A
Transfer agent fees - Class A	995	1,580	N/A
Transfer agent fees - Class B	170	585	N/A
Transfer agent fees - Class C	53	306	N/A
Transfer agent fees - Class J	328	N/A	N/A
Custodian fees	1,073	–	15
Directors' expenses	36	55	4
Professional fees	50	23	14
Other expenses	64	61	1

Total Gross Expenses	25,892	29,500	320
Less: Reimbursement from Manager - Class A	138	–	N/A
Less: Reimbursement from Manager - Class C	50	–	N/A
Less: Reimbursement from Manager - Institutional	36	–	–
Less: Reimbursement from Manager - R-2	2	N/A	–
Less: Reimbursement from Manager - R-3	4	N/A	–
Less: Reimbursement from Manager - R-4	2	N/A	–
Less: Reimbursement from Manager - R-5	5	N/A	–
Less: Reimbursement from Underwriter - Class J	126	N/A	N/A

Total Net Expenses	25,529	29,500	320

Net Investment Income (Operating Loss)	32,727	74,798	330

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $37, $0 and $0, respectively)	(235,388)	(280,808)	(1,254)
Foreign currency transactions	(855)	–	(11)
Change in unrealized appreciation/depreciation of:
Investments	(1,092,613)	(1,161,488)	(13,264)
Translation of assets and liabilities in foreign currencies	(31)	–	(1)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(1,328,887)	(1,442,296)	(14,530)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (1,296,160)	$ (1,367,498)	$ (14,200)

See accompanying notes.

115

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

			High Quality
	Global Real Estate	Government & High	Intermediate-Term
Amounts in thousands	Securities Fund	Quality Bond Fund	Bond Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 237	$ –	$ 237
Withholding tax	(21)	–	–
Interest	13	19,360	7,171
Securities lending	–	751	302

Total Income	229	20,111	7,710
Expenses:
Management and investment advisory fees	60	1,486	568
Distribution fees - Class A	9	464	N/A
Distribution fees - Class B	N/A	333	N/A
Distribution fees - Class C	14	31	N/A
Distribution fees - Class J	N/A	473	149
Distribution fees - R-1	N/A	4	5
Distribution fees - R-2	N/A	31	79
Distribution fees - R-3	N/A	33	25
Distribution fees - R-4	N/A	4	4
Administrative service fees - R-1	N/A	3	4
Administrative service fees - R-2	N/A	20	53
Administrative service fees - R-3	N/A	20	15
Administrative service fees - R-4	N/A	5	5
Administrative service fees - R-5	N/A	18	37
Registration fees - Class A	29	18	N/A
Registration fees - Class B	N/A	16	N/A
Registration fees - Class C	29	15	N/A
Registration fees - Class J	N/A	17	16
Service fees - R-1	N/A	3	4
Service fees - R-2	N/A	25	66
Service fees - R-3	N/A	23	17
Service fees - R-4	N/A	6	5
Service fees - R-5	N/A	24	51
Shareholder reports - Class A	1	50	N/A
Shareholder reports - Class B	N/A	13	N/A
Shareholder reports - Class C	–	1	N/A
Shareholder reports - Class J	N/A	21	6
Transfer agent fees - Class A	14	378	N/A
Transfer agent fees - Class B	N/A	96	N/A
Transfer agent fees - Class C	7	9	N/A
Transfer agent fees - Class J	N/A	156	58
Custodian fees	42	4	8
Directors' expenses	2	11	6
Professional fees	23	17	14
Other expenses	1	11	4

Total Gross Expenses	231	3,839	1,199
Less: Reimbursement from Manager - Class A	71	–	N/A
Less: Reimbursement from Manager - Class C	46	18	N/A
Less: Reimbursement from Manager - Institutional	15	–	–
Less: Reimbursement from Underwriter - Class J	N/A	51	16

Total Net Expenses	99	3,770	1,183

Net Investment Income (Operating Loss)	130	16,341	6,527

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(1,687)	4,594	(3,809)
Foreign currency transactions	(16)	–	–
Futures contracts	–	(990)	(482)
Options and swaptions	–	96	–
Swap agreements	–	1,131	(175)
Change in unrealized appreciation/depreciation of:
Investments	(2,535)	(33,400)	(21,246)
Futures contracts	–	233	(8)
Options and swaptions	–	4	–
Swap agreements	–	(264)	(149)
Translation of assets and liabilities in foreign currencies	57	–	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(4,181)	(28,596)	(25,869)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (4,051)	$ (12,255)	$ (19,342)

See accompanying notes.

116

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

Amounts in thousands	High Yield Fund	High Yield Fund I	Income Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 1,922	$ –	$ –
Dividends	8,149	43	440
Withholding tax	(222)	–	(16)
Interest	123,898	59,554	71,101
Securities lending	722	164	716

Total Income	134,469	59,761	72,241
Expenses:
Management and investment advisory fees	8,346	4,456	5,811
Distribution fees - Class A	2,070	N/A	374
Distribution fees - Class B	718	N/A	702
Distribution fees - Class C	1,407	N/A	147
Registration fees - Class A	61	N/A	19
Registration fees - Class B	17	N/A	16
Registration fees - Class C	22	N/A	16
Shareholder reports - Class A	351	N/A	55
Shareholder reports - Class B	34	N/A	39
Shareholder reports - Class C	48	N/A	5
Transfer agent fees - Class A	749	N/A	162
Transfer agent fees - Class B	94	N/A	83
Transfer agent fees - Class C	170	N/A	23
Custodian fees	28	7	4
Directors' expenses	29	8	11
Professional fees	15	14	15
Other expenses	117	3	21

Total Gross Expenses	14,276	4,488	7,503
Less: Reimbursement from Manager - Class A	–	N/A	20
Less: Reimbursement from Manager - Class B	18	N/A	43
Less: Reimbursement from Manager - Class C	8	N/A	23

Total Net Expenses	14,250	4,488	7,417

Net Investment Income (Operating Loss)	120,219	55,273	64,824

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	5,828	(30,513)	6,535
Foreign currency transactions	(286)	–	(9)
Swap agreements	(9,336)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(516,400)	(189,548)	(152,183)
Investments in affiliates	(15,882)	–	–
Swap agreements	518	–	–
Translation of assets and liabilities in foreign currencies	(815)	–	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(536,373)	(220,061)	(145,657)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (416,154)	$ (164,788)	$ (80,833)

See accompanying notes.

117

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

		International
	Inflation Protection	Emerging Markets
Amounts in thousands	Fund	Fund	International Fund I

Net Investment Income (Operating Loss)
Income:
Dividends	$ –	$ 35,970	$ 58,683
Withholding tax	–	(3,812)	(6,504)
Interest	29,676	235	369
Securities lending	1,799	772	2,045

Total Income	31,475	33,165	54,593
Expenses:
Management and investment advisory fees	1,979	15,148	19,577
Distribution fees - Class A	20	471	N/A
Distribution fees - Class B	N/A	267	N/A
Distribution fees - Class C	17	114	N/A
Distribution fees - Class J	45	1,108	N/A
Distribution fees - R-1	1	23	17
Distribution fees - R-2	2	41	45
Distribution fees - R-3	3	70	40
Distribution fees - R-4	–	18	15
Administrative service fees - R-1	1	18	13
Administrative service fees - R-2	1	28	30
Administrative service fees - R-3	2	42	24
Administrative service fees - R-4	1	24	20
Administrative service fees - R-5	1	37	33
Registration fees - Class A	15	28	N/A
Registration fees - Class B	N/A	18	N/A
Registration fees - Class C	15	17	N/A
Registration fees - Class J	15	25	N/A
Service fees - R-1	1	16	12
Service fees - R-2	2	34	37
Service fees - R-3	2	48	27
Service fees - R-4	1	27	23
Service fees - R-5	1	51	46
Shareholder reports - Class A	2	95	N/A
Shareholder reports - Class B	N/A	17	N/A
Shareholder reports - Class C	–	7	N/A
Shareholder reports - Class J	2	31	N/A
Transfer agent fees - Class A	18	449	N/A
Transfer agent fees - Class B	N/A	90	N/A
Transfer agent fees - Class C	8	36	N/A
Transfer agent fees - Class J	42	287	N/A
Custodian fees	6	781	322
Directors' expenses	10	15	28
Professional fees	14	20	14
Other expenses	13	40	23

Total Gross Expenses	2,240	19,541	20,346
Less: Reimbursement from Manager - Class A	16	–	N/A
Less: Reimbursement from Manager - Class C	20	–	N/A
Less: Reimbursement from Manager - Class J	25	–	N/A
Less: Reimbursement from Underwriter - Class J	5	121	N/A

Total Net Expenses	2,174	19,420	20,346

Net Investment Income (Operating Loss)	29,301	13,745	34,247

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $0, $504 and $0, respectively)	(7,577)	(192,166)	(279,152)
Foreign currency transactions	–	(4,358)	1,771
Futures contracts	–	–	(56,874)
Swap agreements	9,419	–	–
Change in unrealized appreciation/depreciation of:
Investments	(101,876)	(776,780)	(745,531)
Futures contracts	–	–	(945)
Options and swaptions	5	–	–
Swap agreements	(16,287)	–	–
Translation of assets and liabilities in foreign currencies	–	(193)	(1,701)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(116,316)	(973,497)	(1,082,432)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (87,015)	$ (959,752)	$ (1,048,185)

See accompanying notes.

118

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	International	International Value	LargeCap Blend
Amounts in thousands	Growth Fund	Fund I(a)	Fund I

Net Investment Income (Operating Loss)
Income:
Dividends	$ 56,119	$ 133	$ 17,549
Withholding tax	(6,354)	(17)	–
Interest	641	3	118
Securities lending	2,550	–	210

Total Income	52,956	119	17,877
Expenses:
Management and investment advisory fees	21,118	233	3,821
Distribution fees - Class A	5	N/A	295
Distribution fees - Class B	N/A	N/A	99
Distribution fees - Class C	3	N/A	8
Distribution fees - Class J	310	N/A	209
Distribution fees - R-1	11	N/A	3
Distribution fees - R-2	39	N/A	10
Distribution fees - R-3	84	N/A	7
Distribution fees - R-4	19	N/A	3
Administrative service fees - R-1	9	N/A	3
Administrative service fees - R-2	26	N/A	7
Administrative service fees - R-3	50	N/A	4
Administrative service fees - R-4	24	N/A	3
Administrative service fees - R-5	27	N/A	5
Registration fees - Class A	25	N/A	14
Registration fees - Class B	N/A	N/A	13
Registration fees - Class C	25	N/A	15
Registration fees - Class J	18	N/A	16
Service fees - R-1	7	N/A	2
Service fees - R-2	33	N/A	8
Service fees - R-3	57	N/A	5
Service fees - R-4	28	N/A	4
Service fees - R-5	36	N/A	7
Shareholder reports - Class A	1	N/A	56
Shareholder reports - Class B	N/A	N/A	7
Shareholder reports - Class C	–	N/A	2
Shareholder reports - Class J	10	N/A	5
Transfer agent fees - Class A	13	N/A	422
Transfer agent fees - Class B	N/A	N/A	42
Transfer agent fees - Class C	6	N/A	6
Transfer agent fees - Class J	76	N/A	54
Custodian fees	386	19	5
Directors' expenses	21	1	7
Professional fees	14	1	18
Other expenses	63	1	5

Total Gross Expenses	22,544	255	5,190
Less: Reimbursement from Manager - Class A	31	N/A	–
Less: Reimbursement from Manager - Class C	31	N/A	20
Less: Reimbursement from Manager - Institutional	–	16	–
Less: Reimbursement from Underwriter - Class J	34	N/A	23

Total Net Expenses	22,448	239	5,147

Net Investment Income (Operating Loss)	30,508	(120)	12,730

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(341,890)	(1,200)	(106,271)
Foreign currency transactions	(869)	(373)	–
Futures contracts	(755)	–	(6,444)
Change in unrealized appreciation/depreciation of:
Investments	(1,039,297)	(16,975)	(279,092)
Futures contracts	(1,195)	–	(2,265)
Translation of assets and liabilities in foreign currencies	184	(7)	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(1,383,822)	(18,555)	(394,072)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (1,353,314)	$ (18,675)	$ (381,342)

(a) Period from September 30, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

119

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	LargeCap Blend	LargeCap Growth	LargeCap Growth
Amounts in thousands	Fund II	Fund	Fund I

Net Investment Income (Operating Loss)
Income:
Dividends	$ 17,946	$ 34,583	$ 11,843
Interest	49	3,970	171
Securities lending	208	388	301

Total Income	18,203	38,941	12,315
Expenses:
Management and investment advisory fees	6,889	20,057	12,178
Distribution fees - Class A	139	1,160	113
Distribution fees - Class B	221	625	93
Distribution fees - Class C	13	122	6
Distribution fees - Class J	623	235	199
Distribution fees - R-1	11	43	5
Distribution fees - R-2	72	66	42
Distribution fees - R-3	74	153	51
Distribution fees - R-4	16	31	5
Administrative service fees - R-1	9	35	4
Administrative service fees - R-2	48	44	28
Administrative service fees - R-3	45	92	31
Administrative service fees - R-4	20	40	7
Administrative service fees - R-5	47	100	28
Registration fees - Class A	14	21	15
Registration fees - Class B	14	13	14
Registration fees - Class C	15	16	16
Registration fees - Class J	22	19	17
Service fees - R-1	8	31	3
Service fees - R-2	60	55	35
Service fees - R-3	50	104	35
Service fees - R-4	24	46	8
Service fees - R-5	64	137	39
Shareholder reports - Class A	23	312	30
Shareholder reports - Class B	9	87	6
Shareholder reports - Class C	1	4	–
Shareholder reports - Class J	17	11	12
Transfer agent fees - Class A	159	1,236	220
Transfer agent fees - Class B	66	220	49
Transfer agent fees - Class C	8	29	7
Transfer agent fees - Class J	129	122	92
Custodian fees	6	5	4
Directors' expenses	21	29	24
Professional fees	17	33	17
Other expenses	23	64	22

Total Gross Expenses	8,977	25,397	13,455
Less: Reimbursement from Manager - Class C	18	–	20
Less: Reimbursement from Underwriter - Class J	68	25	22

Total Net Expenses	8,891	25,372	13,413

Net Investment Income (Operating Loss)	9,312	13,569	(1,098)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(48,294)	(61,162)	(98,136)
Futures contracts	(2,312)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(342,448)	(1,350,438)	(710,701)
Futures contracts	345	–	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(392,709)	(1,411,600)	(808,837)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (383,397)	$ (1,398,031)	$ (809,935)

See accompanying notes.

120

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	LargeCap Growth	LargeCap S&P 500	LargeCap Value
Amounts in thousands	Fund II	Index Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 16,277	$ 22,323	$ 20,965
Interest	492	721	651
Securities lending	293	235	92

Total Income	17,062	23,279	21,708
Expenses:
Management and investment advisory fees	13,682	1,574	3,508
Distribution fees - Class A	3	112	610
Distribution fees - Class B	N/A	N/A	153
Distribution fees - Class C	5	28	12
Distribution fees - Class J	124	1,617	235
Distribution fees - R-1	4	44	3
Distribution fees - R-2	35	178	7
Distribution fees - R-3	21	395	7
Distribution fees - R-4	16	72	2
Administrative service fees - R-1	3	35	3
Administrative service fees - R-2	23	118	5
Administrative service fees - R-3	13	237	4
Administrative service fees - R-4	21	94	2
Administrative service fees - R-5	27	228	6
Registration fees - Class A	14	16	17
Registration fees - Class B	N/A	N/A	13
Registration fees - Class C	16	16	15
Registration fees - Class J	16	30	18
Service fees - R-1	3	31	2
Service fees - R-2	29	148	6
Service fees - R-3	15	269	4
Service fees - R-4	24	108	3
Service fees - R-5	36	311	8
Shareholder reports - Class A	1	28	76
Shareholder reports - Class B	N/A	N/A	8
Shareholder reports - Class C	–	1	1
Shareholder reports - Class J	5	48	9
Transfer agent fees - Class A	11	213	564
Transfer agent fees - Class B	N/A	N/A	57
Transfer agent fees - Class C	5	11	8
Transfer agent fees - Class J	45	334	93
Custodian fees	6	9	4
Directors' expenses	20	24	11
Professional fees	14	17	14
Other expenses	16	29	11

Total Gross Expenses	14,253	6,375	5,499
Less: Reimbursement from Manager - Class A	19	–	–
Less: Reimbursement from Manager - Class C	19	24	21
Less: Reimbursement from Underwriter - Class J	13	176	26

Total Net Expenses	14,202	6,175	5,452

Net Investment Income (Operating Loss)	2,860	17,104	16,256

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(117,177)	(15,698)	(110,911)
Foreign currency transactions	3,189	–	–
Futures contracts	(5,979)	(11,873)	(6,733)
Change in unrealized appreciation/depreciation of:
Investments	(491,859)	(437,321)	(225,705)
Futures contracts	1,747	539	(2,854)
Translation of assets and liabilities in foreign currencies	738	–	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(609,341)	(464,353)	(346,203)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (606,481)	$ (447,249)	$ (329,947)

See accompanying notes.

121

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	LargeCap Value	LargeCap Value	LargeCap Value
Amounts in thousands	Fund I	Fund II	Fund III

Net Investment Income (Operating Loss)
Income:
Dividends	$ 27,904	$ 5,520	$ 70,369
Interest	101	6	331
Securities lending	191	41	622

Total Income	28,196	5,567	71,322
Expenses:
Management and investment advisory fees	8,507	1,560	17,054
Distribution fees - Class A	N/A	N/A	128
Distribution fees - Class B	N/A	N/A	169
Distribution fees - Class C	N/A	N/A	13
Distribution fees - Class J	N/A	N/A	474
Distribution fees - R-1	16	1	25
Distribution fees - R-2	19	1	135
Distribution fees - R-3	16	5	254
Distribution fees - R-4	3	–	42
Administrative service fees - R-1	13	1	20
Administrative service fees - R-2	13	1	90
Administrative service fees - R-3	9	3	152
Administrative service fees - R-4	3	–	54
Administrative service fees - R-5	9	2	106
Registration fees - Class A	N/A	N/A	15
Registration fees - Class B	N/A	N/A	14
Registration fees - Class C	N/A	N/A	15
Registration fees - Class J	N/A	N/A	22
Service fees - R-1	12	1	18
Service fees - R-2	16	1	112
Service fees - R-3	10	3	173
Service fees - R-4	4	–	63
Service fees - R-5	12	3	144
Shareholder reports - Class A	N/A	N/A	23
Shareholder reports - Class B	N/A	N/A	9
Shareholder reports - Class C	N/A	N/A	1
Shareholder reports - Class J	N/A	N/A	17
Transfer agent fees - Class A	N/A	N/A	166
Transfer agent fees - Class B	N/A	N/A	65
Transfer agent fees - Class C	N/A	N/A	9
Transfer agent fees - Class J	N/A	N/A	120
Custodian fees	2	2	2
Directors' expenses	18	7	39
Professional fees	14	14	14
Other expenses	14	6	53

Total Gross Expenses	8,710	1,611	19,810
Less: Reimbursement from Manager - Class C	N/A	N/A	19
Less: Reimbursement from Underwriter - Class J	N/A	N/A	51

Total Net Expenses	8,710	1,611	19,740

Net Investment Income (Operating Loss)	19,486	3,956	51,582

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(10,575)	(6,995)	(117,507)
Futures contracts	–	(476)	(13,328)
Change in unrealized appreciation/depreciation of:
Investments	(531,943)	(77,494)	(1,090,664)
Futures contracts	–	(247)	2,973
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(542,518)	(85,212)	(1,218,526)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (523,032)	$ (81,256)	$ (1,166,944)

See accompanying notes.

122

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

		MidCap Growth	MidCap Growth
Amounts in thousands	MidCap Blend Fund	Fund	Fund I

Net Investment Income (Operating Loss)
Income:
Dividends	$ 7,336	$ 274	$ 2,586
Interest	679	56	5
Securities lending	340	33	165

Total Income	8,355	363	2,756
Expenses:
Management and investment advisory fees	5,317	335	2,857
Distribution fees - Class A	1,298	N/A	7
Distribution fees - Class B	563	N/A	N/A
Distribution fees - Class C	43	N/A	3
Distribution fees - Class J	854	131	N/A
Distribution fees - R-1	4	2	5
Distribution fees - R-2	10	2	10
Distribution fees - R-3	27	4	11
Distribution fees - R-4	6	2	5
Administrative service fees - R-1	3	1	4
Administrative service fees - R-2	7	2	7
Administrative service fees - R-3	16	2	6
Administrative service fees - R-4	8	3	6
Administrative service fees - R-5	22	4	5
Registration fees - Class A	33	N/A	13
Registration fees - Class B	14	N/A	N/A
Registration fees - Class C	15	N/A	15
Registration fees - Class J	20	15	N/A
Service fees - R-1	3	1	4
Service fees - R-2	9	2	8
Service fees - R-3	18	3	7
Service fees - R-4	9	3	7
Service fees - R-5	30	6	6
Shareholder meeting expense - Institutional	–	–	15
Shareholder meeting expense - R-4	–	–	1
Shareholder reports - Class A	151	N/A	2
Shareholder reports - Class B	30	N/A	N/A
Shareholder reports - Class C	2	N/A	–
Shareholder reports - Class J	33	6	N/A
Transfer agent fees - Class A	1,022	N/A	15
Transfer agent fees - Class B	171	N/A	N/A
Transfer agent fees - Class C	17	N/A	6
Transfer agent fees - Class J	247	69	N/A
Custodian fees	7	3	4
Directors' expenses	19	5	9
Professional fees	14	17	20
Other expenses	19	1	10

Total Gross Expenses	10,061	619	3,068
Less: Reimbursement from Manager - Class A	394	N/A	16
Less: Reimbursement from Manager - Class B	302	N/A	N/A
Less: Reimbursement from Manager - Class C	21	N/A	19
Less: Reimbursement from Underwriter - Class J	93	14	N/A

Total Net Expenses	9,251	605	3,033

Net Investment Income (Operating Loss)	(896)	(242)	(277)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	32,299	(3,240)	(14,101)
Foreign currency transactions	8	–	–
Change in unrealized appreciation/depreciation of:
Investments	(341,511)	(20,056)	(117,409)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(309,204)	(23,296)	(131,510)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (310,100)	$ (23,538)	$ (131,787)

See accompanying notes.

123

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	MidCap Growth	MidCap Growth	MidCap S&P 400
Amounts in thousands	Fund II	Fund III	Index Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 2,392	$ 4,171	$ 2,983
Interest	65	229	139
Securities lending	252	578	362

Total Income	2,709	4,978	3,484
Expenses:
Management and investment advisory fees	4,001	7,315	331
Distribution fees - Class A	N/A	86	N/A
Distribution fees - Class B	N/A	99	N/A
Distribution fees - Class C	N/A	14	N/A
Distribution fees - Class J	N/A	150	166
Distribution fees - R-1	8	4	20
Distribution fees - R-2	6	37	69
Distribution fees - R-3	22	80	98
Distribution fees - R-4	9	25	18
Administrative service fees - R-1	7	3	16
Administrative service fees - R-2	4	25	46
Administrative service fees - R-3	13	48	59
Administrative service fees - R-4	11	33	24
Administrative service fees - R-5	6	19	66
Registration fees - Class A	N/A	14	N/A
Registration fees - Class B	N/A	13	N/A
Registration fees - Class C	N/A	15	N/A
Registration fees - Class J	N/A	17	15
Service fees - R-1	6	3	14
Service fees - R-2	5	31	58
Service fees - R-3	15	54	66
Service fees - R-4	13	38	28
Service fees - R-5	9	26	90
Shareholder reports - Class A	N/A	19	N/A
Shareholder reports - Class B	N/A	6	N/A
Shareholder reports - Class C	N/A	1	N/A
Shareholder reports - Class J	N/A	6	6
Transfer agent fees - Class A	N/A	131	N/A
Transfer agent fees - Class B	N/A	41	N/A
Transfer agent fees - Class C	N/A	9	N/A
Transfer agent fees - Class J	N/A	64	57
Custodian fees	5	5	8
Directors' expenses	11	15	8
Professional fees	14	17	14
Other expenses	13	11	5

Total Gross Expenses	4,178	8,474	1,282
Less: Reimbursement from Manager - Class B	N/A	11	N/A
Less: Reimbursement from Manager - Class C	N/A	18	N/A
Less: Reimbursement from Underwriter - Class J	N/A	16	18

Total Net Expenses	4,178	8,429	1,264

Net Investment Income (Operating Loss)	(1,469)	(3,451)	2,220

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(66,575)	(93,964)	7,972
Futures contracts	–	(8,458)	(2,250)
Change in unrealized appreciation/depreciation of:
Investments	(149,703)	(300,825)	(102,700)
Futures contracts	–	1,294	164
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(216,278)	(401,953)	(96,814)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (217,747)	$ (405,404)	$ (94,594)

See accompanying notes.

124

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

		MidCap Value Fund	MidCap Value Fund
Amounts in thousands	MidCap Stock Fund	I	II

Net Investment Income (Operating Loss)
Income:
Dividends	$ 10,348	$ 17,606	$ 11,479
Interest	520	105	19
Securities lending	451	595	242

Total Income	11,319	18,306	11,740
Expenses:
Management and investment advisory fees	4,417	8,824	5,440
Distribution fees - Class A	249	N/A	24
Distribution fees - Class B	206	N/A	16
Distribution fees - Class C	71	N/A	12
Distribution fees - Class J	N/A	N/A	357
Distribution fees - R-1	N/A	13	5
Distribution fees - R-2	N/A	19	54
Distribution fees - R-3	N/A	43	66
Distribution fees - R-4	N/A	10	16
Administrative service fees - R-1	N/A	11	4
Administrative service fees - R-2	N/A	12	36
Administrative service fees - R-3	N/A	26	40
Administrative service fees - R-4	N/A	13	21
Administrative service fees - R-5	N/A	15	24
Registration fees - Class A	20	N/A	16
Registration fees - Class B	16	N/A	14
Registration fees - Class C	16	N/A	16
Registration fees - Class J	N/A	N/A	19
Service fees - R-1	N/A	9	3
Service fees - R-2	N/A	16	45
Service fees - R-3	N/A	30	45
Service fees - R-4	N/A	15	25
Service fees - R-5	N/A	21	32
Shareholder reports - Class A	123	N/A	6
Shareholder reports - Class B	30	N/A	1
Shareholder reports - Class C	7	N/A	1
Shareholder reports - Class J	N/A	N/A	15
Transfer agent fees - Class A	169	N/A	40
Transfer agent fees - Class B	63	N/A	13
Transfer agent fees - Class C	24	N/A	9
Transfer agent fees - Class J	N/A	N/A	103
Custodian fees	4	17	7
Directors' expenses	8	18	14
Professional fees	15	14	14
Other expenses	27	25	34

Total Gross Expenses	5,465	9,151	6,587
Less: Reimbursement from Manager - Class A	32	N/A	16
Less: Reimbursement from Manager - Class B	14	N/A	20
Less: Reimbursement from Manager - Class C	12	N/A	19
Less: Reimbursement from Underwriter - Class J	N/A	N/A	39

Total Net Expenses	5,407	9,151	6,493

Net Investment Income (Operating Loss)	5,912	9,155	5,247

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(6,064)	(73,125)	(78,109)
Change in unrealized appreciation/depreciation of:
Investments	(230,490)	(301,196)	(188,302)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(236,554)	(374,321)	(266,411)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (230,642)	$ (365,166)	$ (261,164)

See accompanying notes.

125

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	MidCap Value Fund		Mortgage Securities
Amounts in thousands	III	Money Market Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 2,684	$ –	$ –
Interest	6	98,160	80,687
Securities lending	28	–	118

Total Income	2,718	98,160	80,805
Expenses:
Management and investment advisory fees	780	10,671	7,641
Distribution fees - Class A	N/A	–	217
Distribution fees - Class B	N/A	469	495
Distribution fees - Class C	N/A	197	63
Distribution fees - Class J	502	617	N/A
Distribution fees - Class S	N/A	1,273	N/A
Distribution fees - R-1	1	22	N/A
Distribution fees - R-2	5	71	N/A
Distribution fees - R-3	5	148	N/A
Distribution fees - R-4	2	19	N/A
Administrative service fees - R-1	1	18	N/A
Administrative service fees - R-2	3	47	N/A
Administrative service fees - R-3	3	89	N/A
Administrative service fees - R-4	3	24	N/A
Administrative service fees - R-5	5	168	N/A
Registration fees - Class A	N/A	79	16
Registration fees - Class B	N/A	7	17
Registration fees - Class C	N/A	7	15
Registration fees - Class J	17	28	N/A
Service fees - Class S	N/A	199	N/A
Service fees - R-1	1	16	N/A
Service fees - R-2	4	59	N/A
Service fees - R-3	3	101	N/A
Service fees - R-4	4	28	N/A
Service fees - R-5	7	228	N/A
Shareholder reports - Class A	N/A	530	39
Shareholder reports - Class B	N/A	5	41
Shareholder reports - Class C	N/A	2	2
Shareholder reports - Class J	17	180	N/A
Shareholder reports - Class S	N/A	150	N/A
Transfer agent fees - Class A	N/A	1,248	106
Transfer agent fees - Class B	N/A	39	57
Transfer agent fees - Class C	N/A	–	10
Transfer agent fees - Class J	112	366	N/A
Transfer agent fees - Class S	N/A	106	N/A
Custodian fees	5	7	5
Directors' expenses	6	77	8
Professional fees	14	15	15
Other expenses	5	151	20

Total Gross Expenses	1,505	17,461	8,767
Less: Reimbursement from Manager - Class A	N/A	–	25
Less: Reimbursement from Manager - Class B	N/A	–	42
Less: Reimbursement from Manager - Class C	N/A	–	20
Less: Reimbursement from Underwriter - Class J	55	–	N/A

Total Net Expenses	1,450	17,461	8,680

Net Investment Income (Operating Loss)	1,268	80,699	72,125

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(14,238)	(3,741)	72
Futures contracts	(29)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(39,170)	–	(18,772)
Futures contracts	36	–	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(53,401)	(3,741)	(18,700)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (52,133)	$ 76,958	$ 53,425

See accompanying notes.

126

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	Preferred Securities	Principal LifeTime	Principal LifeTime
Amounts in thousands	Fund	2010 Fund	2015 Fund(a)

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ –	$ 75,530	$ 334
Dividends	67,725	–	–
Interest	28,070	–	–
Securities lending	381	–	–

Total Income	96,176	75,530	334
Expenses:
Management and investment advisory fees	9,446	2,190	21
Distribution fees - Class A	441	89	N/A
Distribution fees - Class C	811	57	N/A
Distribution fees - Class J	109	1,207	N/A
Distribution fees - R-1	2	59	2
Distribution fees - R-2	2	154	1
Distribution fees - R-3	5	223	5
Distribution fees - R-4	2	59	1
Administrative service fees - R-1	2	48	1
Administrative service fees - R-2	1	102	1
Administrative service fees - R-3	3	134	3
Administrative service fees - R-4	3	76	2
Administrative service fees - R-5	1	186	5
Registration fees - Class A	26	14	N/A
Registration fees - Class C	18	16	N/A
Registration fees - Class J	17	31	N/A
Service fees - R-1	2	43	1
Service fees - R-2	2	128	1
Service fees - R-3	3	152	3
Service fees - R-4	3	88	2
Service fees - R-5	1	253	8
Shareholder reports - Class A	29	2	N/A
Shareholder reports - Class C	10	–	N/A
Shareholder reports - Class J	5	8	N/A
Transfer agent fees - Class A	194	41	N/A
Transfer agent fees - Class C	110	9	N/A
Transfer agent fees - Class J	53	80	N/A
Custodian fees	10	–	–
Directors' expenses	13	42	4
Professional fees	14	14	13
Other expenses	8	27	1

Total Gross Expenses	11,346	5,532	75
Less: Reimbursement from Manager - Class A	228	14	N/A
Less: Reimbursement from Manager - Class C	129	18	N/A
Less: Reimbursement from Manager - Institutional	–	–	4
Less: Reimbursement from Manager - R-3	–	–	1
Less: Reimbursement from Manager - R-4	–	–	1
Less: Reimbursement from Manager - R-5	–	–	3
Less: Reimbursement from Underwriter - Class J	12	131	N/A

Total Net Expenses	10,977	5,369	66

Net Investment Income (Operating Loss)	85,199	70,161	268

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(135,447)	–	(425)
Investment transactions in affiliates	–	(34,452)	–
Other investment companies - affiliated	–	76,887	–
Change in unrealized appreciation/depreciation of:
Investments	(402,700)	–	–
Investments in affiliates	–	(755,873)	(14,331)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(538,147)	(713,438)	(14,756)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (452,948)	$ (643,277)	$ (14,488)

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

127

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2020 Fund	2025 Fund(a)	2030 Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 136,259	$ 277	$ 108,433

Total Income	136,259	277	108,433
Expenses:
Management and investment advisory fees	4,497	25	3,905
Distribution fees - Class A	153	N/A	103
Distribution fees - Class B	102	N/A	86
Distribution fees - Class C	77	N/A	75
Distribution fees - Class J	2,506	N/A	2,067
Distribution fees - R-1	135	2	110
Distribution fees - R-2	309	–	275
Distribution fees - R-3	459	5	414
Distribution fees - R-4	129	2	125
Administrative service fees - R-1	108	2	87
Administrative service fees - R-2	206	–	183
Administrative service fees - R-3	275	3	249
Administrative service fees - R-4	169	2	163
Administrative service fees - R-5	354	9	279
Registration fees - Class A	16	N/A	18
Registration fees - Class B	14	N/A	14
Registration fees - Class C	16	N/A	15
Registration fees - Class J	44	N/A	43
Service fees - R-1	97	1	78
Service fees - R-2	257	–	229
Service fees - R-3	312	4	282
Service fees - R-4	194	2	188
Service fees - R-5	483	13	381
Shareholder reports - Class A	3	N/A	4
Shareholder reports - Class B	1	N/A	1
Shareholder reports - Class C	1	N/A	1
Shareholder reports - Class J	22	N/A	27
Transfer agent fees - Class A	85	N/A	85
Transfer agent fees - Class B	19	N/A	20
Transfer agent fees - Class C	14	N/A	16
Transfer agent fees - Class J	242	N/A	321
Directors' expenses	81	4	70
Professional fees	14	13	14
Other expenses	53	1	45

Total Gross Expenses	11,447	88	9,973
Less: Reimbursement from Manager - Class A	28	N/A	57
Less: Reimbursement from Manager - Class B	21	N/A	24
Less: Reimbursement from Manager - Class C	21	N/A	22
Less: Reimbursement from Manager - Institutional	–	3	–
Less: Reimbursement from Manager - R-3	–	1	–
Less: Reimbursement from Manager - R-4	–	1	–
Less: Reimbursement from Manager - R-5	–	3	–
Less: Reimbursement from Underwriter - Class J	273	N/A	225

Total Net Expenses	11,104	80	9,645

Net Investment Income (Operating Loss)	125,155	197	98,788

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	–	(578)	–
Investment transactions in affiliates	(68,548)	–	(62,203)
Other investment companies - affiliated	178,148	–	161,820
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(1,787,703)	(18,119)	(1,643,609)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(1,678,103)	(18,697)	(1,543,992)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (1,552,948)	$ (18,500)	$ (1,445,204)

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

128

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2035 Fund(a)	2040 Fund	2045 Fund(a)

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 96	$ 51,480	$ 15

Total Income	96	51,480	15
Expenses:
Management and investment advisory fees	14	2,007	4
Distribution fees - Class A	N/A	63	N/A
Distribution fees - Class B	N/A	61	N/A
Distribution fees - Class C	N/A	34	N/A
Distribution fees - Class J	N/A	885	N/A
Distribution fees - R-1	1	59	–
Distribution fees - R-2	–	128	–
Distribution fees - R-3	4	196	1
Distribution fees - R-4	2	53	1
Administrative service fees - R-1	1	48	–
Administrative service fees - R-2	–	85	–
Administrative service fees - R-3	3	117	–
Administrative service fees - R-4	2	69	1
Administrative service fees - R-5	4	127	1
Registration fees - Class A	N/A	15	N/A
Registration fees - Class B	N/A	14	N/A
Registration fees - Class C	N/A	16	N/A
Registration fees - Class J	N/A	34	N/A
Service fees - R-1	1	42	–
Service fees - R-2	–	107	–
Service fees - R-3	3	133	1
Service fees - R-4	2	80	1
Service fees - R-5	6	173	1
Shareholder reports - Class A	N/A	3	N/A
Shareholder reports - Class B	N/A	1	N/A
Shareholder reports - Class J	N/A	18	N/A
Transfer agent fees - Class A	N/A	75	N/A
Transfer agent fees - Class B	N/A	18	N/A
Transfer agent fees - Class C	N/A	12	N/A
Transfer agent fees - Class J	N/A	243	N/A
Directors' expenses	3	37	3
Professional fees	13	14	13
Other expenses	–	23	–

Total Gross Expenses	59	4,990	27
Less: Reimbursement from Manager - Class A	N/A	63	N/A
Less: Reimbursement from Manager - Class B	N/A	26	N/A
Less: Reimbursement from Manager - Class C	N/A	24	N/A
Less: Reimbursement from Manager - Institutional	4	–	5
Less: Reimbursement from Manager - R-1	1	–	1
Less: Reimbursement from Manager - R-3	1	–	2
Less: Reimbursement from Manager - R-4	1	–	2
Less: Reimbursement from Manager - R-5	5	–	5
Less: Reimbursement from Underwriter - Class J	N/A	96	N/A

Total Net Expenses	47	4,781	12

Net Investment Income (Operating Loss)	49	46,699	3

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(312)	–	(89)
Investment transactions in affiliates	–	(32,237)	–
Other investment companies - affiliated	–	83,936	–
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(10,378)	(884,754)	(2,894)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(10,690)	(833,055)	(2,983)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (10,641)	$ (786,356)	$ (2,980)

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

129

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic Income
Amounts in thousands	2050 Fund	2055 Fund(a)	Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 20,828	$ 3	$ 30,282

Total Income	20,828	3	30,282
Expenses:
Management and investment advisory fees	825	1	706
Distribution fees - Class A	36	N/A	52
Distribution fees - Class B	20	N/A	8
Distribution fees - Class C	18	N/A	31
Distribution fees - Class J	186	N/A	390
Distribution fees - R-1	21	–	30
Distribution fees - R-2	54	–	71
Distribution fees - R-3	64	–	71
Distribution fees - R-4	21	–	17
Administrative service fees - R-1	17	–	24
Administrative service fees - R-2	36	–	47
Administrative service fees - R-3	39	–	43
Administrative service fees - R-4	27	–	21
Administrative service fees - R-5	41	–	44
Registration fees - Class A	14	N/A	14
Registration fees - Class B	16	N/A	15
Registration fees - Class C	16	N/A	16
Registration fees - Class J	15	N/A	16
Service fees - R-1	15	–	21
Service fees - R-2	45	–	59
Service fees - R-3	44	–	48
Service fees - R-4	31	–	25
Service fees - R-5	56	1	60
Shareholder reports - Class A	3	N/A	1
Shareholder reports - Class B	1	N/A	–
Shareholder reports - Class J	5	N/A	3
Transfer agent fees - Class A	58	N/A	29
Transfer agent fees - Class B	10	N/A	6
Transfer agent fees - Class C	11	N/A	7
Transfer agent fees - Class J	75	N/A	33
Directors' expenses	17	2	15
Professional fees	14	13	14
Other expenses	9	–	9

Total Gross Expenses	1,860	17	1,946
Less: Reimbursement from Manager - Class A	57	N/A	19
Less: Reimbursement from Manager - Class B	24	N/A	20
Less: Reimbursement from Manager - Class C	25	N/A	19
Less: Reimbursement from Manager - Class J	1	N/A	–
Less: Reimbursement from Manager - Institutional	–	8	–
Less: Reimbursement from Manager - R-1	–	1	–
Less: Reimbursement from Manager - R-3	–	1	–
Less: Reimbursement from Manager - R-5	–	5	–
Less: Reimbursement from Underwriter - Class J	20	N/A	43

Total Net Expenses	1,733	2	1,845

Net Investment Income (Operating Loss)	19,095	1	28,437

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	–	(33)	–
Investment transactions in affiliates	(13,826)	–	(6,911)
Other investment companies - affiliated	36,321	–	12,628
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(372,036)	(469)	(176,685)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(349,541)	(502)	(170,968)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (330,446)	$ (501)	$ (142,531)

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

130

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	Real Estate	SAM Balanced	SAM Conservative
Amounts in thousands	Securities Fund	Portfolio	Balanced Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ –	$ 175,019	$ 29,144
Dividends	$ 40,983	$ –	$ –
Interest	1,660	–	–
Securities lending	268	–	–

Total Income	42,911	175,019	29,144
Expenses:
Management and investment advisory fees	12,346	13,693	2,067
Distribution fees - Class A	235	5,707	757
Distribution fees - Class B	224	11,218	1,421
Distribution fees - Class C	62	8,528	1,775
Distribution fees - Class J	711	129	58
Distribution fees - R-1	13	2	1
Distribution fees - R-2	53	–	1
Distribution fees - R-3	92	7	2
Distribution fees - R-4	15	2	2
Administrative service fees - R-1	10	2	1
Administrative service fees - R-2	35	–	1
Administrative service fees - R-3	55	4	1
Administrative service fees - R-4	20	2	2
Administrative service fees - R-5	62	1	–
Registration fees - Class A	15	48	22
Registration fees - Class B	14	14	14
Registration fees - Class C	16	27	17
Registration fees - Class J	18	19	18
Service fees - R-1	9	2	1
Service fees - R-2	44	–	1
Service fees - R-3	62	5	2
Service fees - R-4	23	2	2
Service fees - R-5	85	1	–
Shareholder reports - Class A	18	195	23
Shareholder reports - Class B	–	133	14
Shareholder reports - Class C	4	57	12
Shareholder reports - Class J	32	2	1
Transfer agent fees - Class A	259	1,879	276
Transfer agent fees - Class B	78	1,008	136
Transfer agent fees - Class C	24	626	136
Transfer agent fees - Class J	228	91	40
Custodian fees	4	–	–
Directors' expenses	22	127	21
Professional fees	15	15	15
Other expenses	22	76	18

Total Gross Expenses	14,925	43,622	6,858
Less: Reimbursement from Manager - Class A	112	–	–
Less: Reimbursement from Manager - Class B	35	–	–
Less: Reimbursement from Manager - Class C	35	–	–
Less: Reimbursement from Manager - Class J	–	49	31
Less: Reimbursement from Underwriter - Class J	78	14	6

Total Net Expenses	14,665	43,559	6,821

Net Investment Income (Operating Loss)	28,246	131,460	22,323

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(217,246)	–	–
Investment transactions in affiliates	–	35,052	(5)
Other investment companies - affiliated	–	203,710	19,734
Change in unrealized appreciation/depreciation of:
Investments	(445,865)	–	–
Investments in affiliates	–	(1,644,920)	(184,901)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(663,111)	(1,406,158)	(165,172)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (634,865)	$ (1,274,698)	$ (142,849)

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying notes.

131

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands	Growth Portfolio	Income Portfolio	Growth Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 123,857	$ 38,437	$ 71,480

Total Income	123,857	38,437	71,480
Expenses:
Management and investment advisory fees	10,951	2,561	6,816
Distribution fees - Class A	4,262	1,021	2,609
Distribution fees - Class B	8,581	2,333	5,572
Distribution fees - Class C	8,411	1,526	5,087
Distribution fees - Class J	107	16	118
Distribution fees - R-1	2	–	2
Distribution fees - R-2	2	–	1
Distribution fees - R-3	3	1	3
Distribution fees - R-4	3	–	1
Administrative service fees - R-1	2	–	2
Administrative service fees - R-2	1	–	–
Administrative service fees - R-3	2	1	2
Administrative service fees - R-4	4	1	2
Registration fees - Class A	38	22	28
Registration fees - Class B	14	19	20
Registration fees - Class C	39	23	28
Registration fees - Class J	18	17	23
Service fees - R-1	2	–	2
Service fees - R-2	2	–	–
Service fees - R-3	2	1	2
Service fees - R-4	4	1	2
Shareholder reports - Class A	138	38	113
Shareholder reports - Class B	95	30	74
Shareholder reports - Class C	71	11	56
Shareholder reports - Class J	2	–	3
Transfer agent fees - Class A	1,634	345	1,355
Transfer agent fees - Class B	864	207	705
Transfer agent fees - Class C	784	114	623
Transfer agent fees - Class J	74	21	101
Directors' expenses	103	25	65
Professional fees	15	15	15
Other expenses	62	13	39

Total Gross Expenses	36,292	8,362	23,469
Less: Reimbursement from Manager - Class J	41	30	69
Less: Reimbursement from Underwriter - Class J	12	2	13

Total Net Expenses	36,239	8,330	23,387

Net Investment Income (Operating Loss)	87,618	30,107	48,093

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(6,119)	(2,194)	(25,560)
Other investment companies - affiliated	234,276	16,361	164,178
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(1,631,559)	(171,395)	(1,121,431)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(1,403,402)	(157,228)	(982,813)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (1,315,784)	$ (127,121)	$ (934,720)

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying notes.

132

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	Short-Term Bond	Short-Term Income	SmallCap Blend
Amounts in thousands	Fund	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ –	$ –	$ 3,306
Interest	14,393	21,013	166
Securities lending	298	298	304

Total Income	14,691	21,311	3,776
Expenses:
Management and investment advisory fees	1,050	2,185	2,097
Distribution fees - Class A	118	97	237
Distribution fees - Class B	N/A	N/A	160
Distribution fees - Class C	19	49	12
Distribution fees - Class J	266	N/A	186
Distribution fees - R-1	1	N/A	1
Distribution fees - R-2	1	N/A	6
Distribution fees - R-3	26	N/A	4
Distribution fees - R-4	2	N/A	2
Administrative service fees - R-1	1	N/A	1
Administrative service fees - R-2	–	N/A	4
Administrative service fees - R-3	15	N/A	2
Administrative service fees - R-4	3	N/A	3
Administrative service fees - R-5	3	N/A	2
Registration fees - Class A	18	16	17
Registration fees - Class B	N/A	N/A	13
Registration fees - Class C	17	16	16
Registration fees - Class J	18	N/A	17
Service fees - R-1	1	N/A	1
Service fees - R-2	–	N/A	5
Service fees - R-3	17	N/A	3
Service fees - R-4	3	N/A	3
Service fees - R-5	4	N/A	3
Shareholder reports - Class A	19	19	49
Shareholder reports - Class B	N/A	N/A	10
Shareholder reports - Class C	1	2	1
Shareholder reports - Class J	10	N/A	20
Transfer agent fees - Class A	135	64	352
Transfer agent fees - Class B	N/A	N/A	67
Transfer agent fees - Class C	8	10	9
Transfer agent fees - Class J	83	N/A	112
Custodian fees	6	4	6
Directors' expenses	8	5	9
Professional fees	17	15	17
Other expenses	13	3	8

Total Gross Expenses	1,883	2,485	3,455
Less: Reimbursement from Manager - Class A	–	14	–
Less: Reimbursement from Manager - Class C	21	18	20
Less: Reimbursement from Underwriter - Class J	29	N/A	–

Total Net Expenses	1,833	2,453	3,435

Net Investment Income (Operating Loss)	12,858	18,858	341

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(3,875)	(1,526)	(18,217)
Futures contracts	856	(853)	–
Swap agreements	(190)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(31,608)	(11,860)	(102,871)
Futures contracts	(5)	(206)	(126)
Options and swaptions	3	–	–
Swap agreements	21	–	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(34,798)	(14,445)	(121,214)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (21,940)	$ 4,413	$ (120,873)

See accompanying notes.

133

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	SmallCap Blend	SmallCap Growth	SmallCap Growth
Amounts in thousands	Fund I	Fund	Fund I

Net Investment Income (Operating Loss)
Income:
Dividends	$ 1,326	$ 1,572	$ 480
Interest	4	207	24
Securities lending	221	393	660

Total Income	1,551	2,172	1,164
Expenses:
Management and investment advisory fees	1,348	2,441	1,932
Distribution fees - Class A	N/A	165	N/A
Distribution fees - Class B	N/A	53	N/A
Distribution fees - Class C	N/A	18	N/A
Distribution fees - Class J	N/A	156	47
Distribution fees - R-1	1	1	1
Distribution fees - R-2	3	2	6
Distribution fees - R-3	8	7	7
Distribution fees - R-4	–	1	1
Administrative service fees - R-1	1	1	1
Administrative service fees - R-2	2	1	4
Administrative service fees - R-3	4	4	4
Administrative service fees - R-4	1	1	2
Administrative service fees - R-5	–	3	7
Registration fees - Class A	N/A	16	N/A
Registration fees - Class B	N/A	16	N/A
Registration fees - Class C	N/A	15	N/A
Registration fees - Class J	N/A	17	15
Service fees - R-1	1	1	1
Service fees - R-2	3	2	5
Service fees - R-3	5	4	4
Service fees - R-4	1	1	2
Service fees - R-5	–	4	10
Shareholder meeting expense - Institutional	14	–	–
Shareholder reports - Class A	N/A	106	N/A
Shareholder reports - Class B	N/A	13	N/A
Shareholder reports - Class C	N/A	1	N/A
Shareholder reports - Class J	N/A	7	3
Transfer agent fees - Class A	N/A	204	N/A
Transfer agent fees - Class B	N/A	34	N/A
Transfer agent fees - Class C	N/A	12	N/A
Transfer agent fees - Class J	N/A	58	29
Custodian fees	5	6	10
Directors' expenses	6	6	6
Professional fees	14	32	14
Other expenses	5	6	8

Total Gross Expenses	1,422	3,415	2,119
Less: Reimbursement from Manager - Class B	N/A	20	N/A
Less: Reimbursement from Manager - Class C	N/A	21	N/A
Less: Reimbursement from Manager - Class J	N/A	–	1
Less: Reimbursement from Manager - Institutional	–	9	–
Less: Reimbursement from Underwriter - Class J	N/A	17	5

Total Net Expenses	1,422	3,348	2,113

Net Investment Income (Operating Loss)	129	(1,176)	(949)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(17,185)	(23,222)	(22,759)
Change in unrealized appreciation/depreciation of:
Investments	(38,184)	(146,332)	(73,014)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(55,369)	(169,554)	(95,773)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (55,240)	$ (170,730)	$ (96,722)

See accompanying notes.

134

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	SmallCap Growth	SmallCap Growth	SmallCap S&P 600
Amounts in thousands	Fund II	Fund III	Index Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 1,324	$ 1,313	$ 5,674
Interest	120	123	111
Securities lending	819	1,123	1,015

Total Income	2,263	2,559	6,800
Expenses:
Management and investment advisory fees	5,478	3,321	710
Distribution fees - Class A	38	N/A	N/A
Distribution fees - Class B	59	N/A	N/A
Distribution fees - Class C	5	N/A	N/A
Distribution fees - Class J	102	N/A	352
Distribution fees - R-1	6	2	15
Distribution fees - R-2	33	2	61
Distribution fees - R-3	34	4	109
Distribution fees - R-4	8	1	20
Administrative service fees - R-1	5	2	12
Administrative service fees - R-2	22	1	41
Administrative service fees - R-3	20	2	65
Administrative service fees - R-4	10	1	26
Administrative service fees - R-5	35	4	83
Registration fees - Class A	17	N/A	N/A
Registration fees - Class B	14	N/A	N/A
Registration fees - Class C	16	N/A	N/A
Registration fees - Class J	16	N/A	18
Service fees - R-1	4	1	11
Service fees - R-2	27	2	51
Service fees - R-3	23	3	74
Service fees - R-4	12	1	30
Service fees - R-5	47	5	113
Shareholder reports - Class A	12	N/A	N/A
Shareholder reports - Class B	4	N/A	N/A
Shareholder reports - Class C	1	N/A	N/A
Shareholder reports - Class J	8	N/A	16
Transfer agent fees - Class A	85	N/A	N/A
Transfer agent fees - Class B	34	N/A	N/A
Transfer agent fees - Class C	7	N/A	N/A
Transfer agent fees - Class J	71	N/A	174
Custodian fees	10	10	13
Directors' expenses	14	6	9
Professional fees	17	14	14
Other expenses	17	4	10

Total Gross Expenses	6,311	3,386	2,027
Less: Reimbursement from Manager - Class A	8	N/A	N/A
Less: Reimbursement from Manager - Class B	12	N/A	N/A
Less: Reimbursement from Manager - Class C	19	N/A	N/A
Less: Reimbursement from Underwriter - Class J	11	N/A	38

Total Net Expenses	6,261	3,386	1,989

Net Investment Income (Operating Loss)	(3,998)	(827)	4,811

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(31,848)	(40,617)	19,218
Futures contracts	(4,639)	–	(157)
Change in unrealized appreciation/depreciation of:
Investments	(240,925)	(131,115)	(203,442)
Futures contracts	479	–	(485)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(276,933)	(171,732)	(184,866)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (280,931)	$ (172,559)	$ (180,055)

See accompanying notes.

135

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	SmallCap Value	SmallCap Value	SmallCap Value
Amounts in thousands	Fund	Fund I	Fund II

Net Investment Income (Operating Loss)
Income:
Dividends	$ 7,507	$ 7,654	$ 3,803
Interest	540	66	13
Securities lending	337	640	499

Total Income	8,384	8,360	4,315
Expenses:
Management and investment advisory fees	3,771	4,040	2,714
Distribution fees - Class A	47	N/A	N/A
Distribution fees - Class B	35	N/A	N/A
Distribution fees - Class C	42	N/A	N/A
Distribution fees - Class J	262	N/A	N/A
Distribution fees - R-1	5	9	1
Distribution fees - R-2	21	29	4
Distribution fees - R-3	29	37	22
Distribution fees - R-4	8	8	2
Administrative service fees - R-1	4	7	1
Administrative service fees - R-2	14	19	3
Administrative service fees - R-3	18	22	13
Administrative service fees - R-4	10	11	2
Administrative service fees - R-5	35	23	5
Registration fees - Class A	16	N/A	N/A
Registration fees - Class B	14	N/A	N/A
Registration fees - Class C	15	N/A	N/A
Registration fees - Class J	17	N/A	N/A
Service fees - R-1	3	6	1
Service fees - R-2	17	24	3
Service fees - R-3	20	25	15
Service fees - R-4	12	12	3
Service fees - R-5	48	31	6
Shareholder reports - Class A	13	N/A	N/A
Shareholder reports - Class B	5	N/A	N/A
Shareholder reports - Class C	3	N/A	N/A
Shareholder reports - Class J	10	N/A	N/A
Transfer agent fees - Class A	71	N/A	N/A
Transfer agent fees - Class B	24	N/A	N/A
Transfer agent fees - Class C	18	N/A	N/A
Transfer agent fees - Class J	92	N/A	N/A
Custodian fees	6	16	15
Directors' expenses	8	10	9
Professional fees	15	14	14
Other expenses	8	14	14

Total Gross Expenses	4,736	4,357	2,847
Less: Reimbursement from Manager - Class A	36	N/A	N/A
Less: Reimbursement from Manager - Class B	23	N/A	N/A
Less: Reimbursement from Manager - Class C	24	N/A	N/A
Less: Reimbursement from Manager - Institutional	9	–	–
Less: Reimbursement from Manager - R-5	1	–	–
Less: Reimbursement from Underwriter - Class J	29	N/A	N/A

Total Net Expenses	4,614	4,357	2,847

Net Investment Income (Operating Loss)	3,770	4,003	1,468

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(64,073)	(30,394)	10,189
Futures contracts	–	(1,775)	–
Change in unrealized appreciation/depreciation of:
Investments	(110,626)	(131,724)	(131,731)
Futures contracts	–	(2,476)	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(174,699)	(166,369)	(121,542)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (170,929)	$ (162,366)	$ (120,074)

See accompanying notes.

136

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	SmallCap Value	Ultra Short Bond	West Coast Equity
Amounts in thousands	Fund III	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 1,601	$ –	$ 19,468
Interest	9	9,721	604
Securities lending	389	10	1,014

Total Income	1,999	9,731	21,086
Expenses:
Management and investment advisory fees	1,549	753	7,221
Distribution fees - Class A	N/A	15	1,627
Distribution fees - Class B	N/A	N/A	1,424
Distribution fees - Class C	N/A	18	180
Distribution fees - Class J	48	128	N/A
Distribution fees - R-1	1	–	N/A
Distribution fees - R-2	5	22	N/A
Distribution fees - R-3	17	7	N/A
Distribution fees - R-4	1	–	N/A
Administrative service fees - R-1	1	–	N/A
Administrative service fees - R-2	4	15	N/A
Administrative service fees - R-3	10	4	N/A
Administrative service fees - R-4	1	–	N/A
Administrative service fees - R-5	10	1	N/A
Registration fees - Class A	N/A	10	31
Registration fees - Class B	N/A	N/A	19
Registration fees - Class C	N/A	15	16
Registration fees - Class J	16	17	N/A
Service fees - R-1	1	–	N/A
Service fees - R-2	4	18	N/A
Service fees - R-3	11	5	N/A
Service fees - R-4	2	–	N/A
Service fees - R-5	14	2	N/A
Shareholder reports - Class A	N/A	3	354
Shareholder reports - Class B	N/A	N/A	161
Shareholder reports - Class C	N/A	–	12
Shareholder reports - Class J	2	5	N/A
Transfer agent fees - Class A	N/A	16	695
Transfer agent fees - Class B	N/A	N/A	346
Transfer agent fees - Class C	N/A	8	44
Transfer agent fees - Class J	23	47	N/A
Custodian fees	16	4	16
Directors' expenses	7	5	24
Professional fees	14	14	15
Other expenses	10	2	19

Total Gross Expenses	1,767	1,134	12,204
Less: Reimbursement from Manager - Class A	N/A	6	–
Less: Reimbursement from Manager - Class B	N/A	N/A	6
Less: Reimbursement from Manager - Class C	N/A	21	8
Less: Reimbursement from Manager - Class J	1	–	N/A
Less: Reimbursement from Underwriter - Class J	5	14	N/A

Total Net Expenses	1,761	1,093	12,190

Net Investment Income (Operating Loss)	238	8,638	8,896

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(2,722)	(2,342)	43,403
Futures contracts	–	(410)	–
Swap agreements	–	(51)	–
Change in unrealized appreciation/depreciation of:
Investments	(55,694)	(36,473)	(583,144)
Futures contracts	–	(171)	–
Options and swaptions	–	1	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(58,416)	(39,446)	(539,741)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (58,178)	$ (30,808)	$ (530,845)

See accompanying notes.

137

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Bond & Mortgage Securities Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 145,985		$ 120,039
Net realized gain (loss) from investment transactions and foreign currency transactions								(55,741)		(6,432)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(517,385)		(34,336)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(427,141)		79,271

Dividends and Distributions to Shareholders
From net investment income								(140,512)		(120,154)

				Total Dividends and Distributions				(140,512)		(120,154)

Capital Share Transactions
Net increase (decrease) in capital share transactions								514,951		517,572
Redemption fees - Class A								–		3
Redemption fees - Class J								4		3

				Total increase (decrease) in net assets				(52,698)		476,695

Net Assets
Beginning of period								2,517,121		2,040,426

End of period (including undistributed net investment income as set forth below)							$ 2,464,423		$ 2,517,121

Undistributed (overdistributed) net investment income (operating loss)							$ 5,426		$ 1,140

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 10,893 $	2,505 $	1,087	$ 28,403	$ 685,046	$ 3,311	$ 6,382 $	15,045	$ 11,813	$ 29,061
Reinvested	6,557	817	104	10,496	110,568	321	1,631	2,880	1,413	4,990
Redeemed	(35,444)	(7,234)	(831)	(59,208)	(209,422)	(2,251)	(10,718)	(19,819)	(13,443)	(60,002)

Net Increase (Decrease)	$ (17,994) $	(3,912) $	360	$ (20,309) $	586,192	$ 1,381	$ (2,705) $	(1,894) $	(217) $	(25,951)

Shares:
Sold	1,094	245	110	2,830	67,683	338	639	1,501	1,159	2,920
Reinvested	663	82	10	1,057	11,261	32	166	293	142	506
Redeemed	(3,617)	(740)	(87)	(6,008)	(21,750)	(229)	(1,112)	(2,054)	(1,368)	(6,175)

Net Increase (Decrease)	(1,860)	(413)	33	(2,121)	57,194	141	(307)	(260)	(67)	(2,749)

Year Ended October 31, 2007
Dollars:
Sold	$ 25,305 $	2,904 $	2,632	$ 54,124	$ 746,962	$ 3,722	$ 8,738 $	21,858	$ 16,484	$ 44,187
Reinvested	7,607	1,006	47	11,596	87,642	262	1,896	2,885	1,199	5,338
Redeemed	(36,255)	(6,279)	(213)	(47,453)	(372,923)	(1,288)	(14,684)	(11,526)	(6,468)	(31,733)

Net Increase (Decrease)	$ (3,343) $	(2,369) $	2,466	$ 18,267	$ 461,681	$ 2,696	$ (4,050) $	13,217	$ 11,215	$ 17,792

Shares:
Sold	2,380	274	249	5,076	70,352	353	830	2,060	1,536	4,176
Reinvested	719	95	4	1,092	8,294	25	180	274	113	507
Redeemed	(3,419)	(592)	(20)	(4,462)	(35,296)	(122)	(1,390)	(1,089)	(604)	(3,008)

Net Increase (Decrease)	(320)	(223)	233	1,706	43,350	256	(380)	1,245	1,045	1,675

Distributions:
Year Ended October 31, 2008
From net investment income $	(7,081) $	(843) $	(108) $	(10,600) $ (110,640) $		(321) $	(1,631) $	(2,880) $	(1,413) $	(4,995)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(7,081) $	(843) $	(108) $	(10,600) $ (110,640) $		(321) $	(1,631) $	(2,880) $	(1,413) $	(4,995)

Year Ended October 31, 2007
From net investment income $	(8,215) $	(1,029) $	(47) $	(11,635) $	(87,645) $	(262) $	(1,896) $ (2,885) $		(1,199) $	(5,341)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(8,215) $	(1,029) $	(47) $	(11,635) $	(87,645) $	(262) $	(1,896) $	(2,885) $	(1,199) $	(5,341)

See accompanying notes.

138

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.

							Core Plus Bond
Amounts in thousands							Fund I

							Period Ended
							October 31, 2008(a)

Operations
Net investment income (operating loss)							$ 24
Net realized gain (loss) from investment transactions and foreign currency transactions							(99)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(158)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(233)

Capital Share Transactions
Net increase (decrease) in capital share transactions							58,895

				Total increase (decrease) in net assets			58,662

Net Assets
Beginning of period							–

End of period (including undistributed net investment income as set forth below)							$ 58,662

Undistributed (overdistributed) net investment income (operating loss)							$ 67

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Periods Ended October 31, 2008
Dollars:
Sold	$ 75,988 $	15	$ 15 $	15 $	15 $	15
Redeemed	(17,168)	–	–	–	–	–

Net Increase (Decrease)	$ 58,820 $	15	$ 15 $	15 $	15 $	15

Shares:
Sold	7,611	2	2	2	2	2
Redeemed	(1,720)	–	–	–	–	–

Net Increase (Decrease)	5,891	2	2	2	2	2

(a) Period from September 30, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

139

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Disciplined LargeCap Blend Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 41,838		$ 30,094
Net realized gain (loss) from investment transactions and foreign currency transactions								(340,418)		416,449
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(1,007,586)			(63,496)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(1,306,166)			383,047

Dividends and Distributions to Shareholders
From net investment income								(37,989)		(11,432)
From net realized gain on investments								(415,096)		(23,879)

					Total Dividends and Distributions			(453,085)		(35,311)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(153,945)		2,489,807
Redemption fees - Class A								–		1

					Total increase (decrease) in net assets		(1,913,196)			2,837,544

Net Assets
Beginning of period							3,936,149			1,098,605

End of period (including undistributed net investment income as set forth below)							$ 2,022,953		$ 3,936,149

Undistributed (overdistributed) net investment income (operating loss)							$ 31,050		$ 27,219

	Class A	Class B		Class C Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 21,618 $	1,836	$ 468	$ 504,487	$ 796 $	521 $	1,528 $	691 $	495
Reinvested	76,568	6,300	252	364,838	177	297	1,176	618	236
Redeemed	(313,091)	(19,721)	(500)	(799,502)	(452)	(508)	(1,689)	(1,095)	(289)

Net Increase (Decrease)	$ (214,905) $	(11,585) $	220	$ 69,823	$ 521 $	310 $	1,015 $	214 $	442

Shares:
Sold	1,570	136	35	36,389	60	38	126	51	36
Reinvested	4,924	411	16	23,480	12	19	76	40	15
Redeemed	(23,147)	(1,475)	(36)	(59,567)	(37)	(37)	(123)	(86)	(22)

Net Increase (Decrease)	(16,653)	(928)	15	302	35	20	79	5	29

Year Ended October 31, 2007
Dollars:
Sold	$ 35,790 $	2,637	$ 856	$ 583,274	$ 276 $	972 $	5,588 $	773 $	732
Issued in acquisitions	580,594	63,177	2,266	1,705,094	–	–	–	–	–
Reinvested	2,719	297	–	31,787	33	56	177	160	50
Redeemed	(88,592)	(23,395)	(854)	(409,956)	(249)	(576)	(1,947)	(1,348)	(584)

Net Increase (Decrease)	$ 530,511 $	42,716	$ 2,268	$ 1,910,199	$ 60 $	452 $	3,818 $	(415) $	198

Shares:
Sold	2,128	159	51	34,314	17	59	341	47	43
Issued in acquisitions	35,725	3,905	139	105,189	–	–	–	–	–
Reinvested	169	19	–	1,973	2	4	11	10	3
Redeemed	(5,275)	(1,399)	(50)	(24,941)	(15)	(35)	(117)	(82)	(35)

Net Increase (Decrease)	32,747	2,684	140	116,535	4	28	235	(25)	11

Distributions:
Year Ended October 31, 2008
From net investment income $	(5,697) $	–	$ –	$ (32,157)	$ (5) $	(11) $	(60) $	(41) $	(18)
From net realized gain on
investments	(73,221)	(6,561)	(264)	(332,681)	(172)	(286)	(1,116)	(577)	(218)

Total Dividends and Distributions $	(78,918) $	(6,561) $	(264) $	(364,838)	$ (177) $	(297) $	(1,176) $	(618) $	(236)

Year Ended October 31, 2007
From net investment income $	(545) $	–	$ –	$ (10,784)	$ (3) $	(9) $	(36) $	(41) $	(14)
From net realized gain on
investments	(2,203)	(300)	–	(21,003)	(30)	(47)	(141)	(119)	(36)

Total Dividends and Distributions $	(2,748) $	(300) $	–	$ (31,787)	$ (33) $	(56) $	(177) $	(160) $	(50)

See accompanying notes.

140

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Diversified International Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 32,727		$ 22,779
Net realized gain (loss) from investment transactions and foreign currency transactions								(236,243)		308,524
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,092,644)		258,761

		Net Increase (Decrease) in Net Assets Resulting from Operations						(1,296,160)		590,064

Dividends and Distributions to Shareholders
From net investment income								(23,601)		(7,963)
From net realized gain on investments								(301,880)		(71,320)

					Total Dividends and Distributions			(325,481)		(79,283)

Capital Share Transactions
Net increase (decrease) in capital share transactions								243,691		1,314,905
Redemption fees - Class A								6		15
Redemption fees - Class C								1		–
Redemption fees - Class J								3		1

					Total increase (decrease) in net assets			(1,377,940)		1,825,702

Net Assets
Beginning of period								2,619,427		793,725

End of period (including undistributed net investment income as set forth below)							$ 1,241,487		$ 2,619,427

Undistributed (overdistributed) net investment income (operating loss)							$ 29,054		$ 19,923

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 73,466	$ 8,088	$ 9,716	$ 52,103	$ 165,291	$ 4,002	$ 8,077	$ 35,557	$ 36,976	$ 40,768
Reinvested	80,975	7,992	2,336	37,489	148,624	1,360	4,629	13,394	5,208	17,890
Redeemed	(209,371)	(21,046)	(8,228)	(59,241)	(122,214)	(2,258)	(8,100)	(19,977)	(8,928)	(50,887)

Net Increase (Decrease)	$ (54,930) $	(4,966) $	3,824	$ 30,351	$ 191,701	$ 3,104	$ 4,606	$ 28,974	$ 33,256	$ 7,771

Shares:
Sold	5,712	619	743	4,142	13,558	329	622	2,694	2,895	3,156
Reinvested	5,862	584	171	2,744	10,745	99	340	975	373	1,295
Redeemed	(17,267)	(1,799)	(708)	(5,092)	(9,393)	(193)	(730)	(1,723)	(767)	(4,224)

Net Increase (Decrease)	(5,693)	(596)	206	1,794	14,910	235	232	1,946	2,501	227

Year Ended October 31, 2007
Dollars:
Sold	$ 132,142	$ 13,884	$ 15,063	$ 86,419	$ 2,831	$ 6,079	$ 12,063	$ 42,142	$ 21,466	$ 80,654
Issued in acquisitions	127,394	12,523	6,538	–	1,106,021	–	–	–	–	–
Reinvested	35,608	4,308	–	19,408	4,687	400	2,332	4,571	1,687	5,568
Redeemed	(88,894)	(17,440)	(2,189)	(43,271)	(233,331)	(1,191)	(5,280)	(7,869)	(4,327)	(25,091)

Net Increase (Decrease)	$ 206,250	$ 13,275	$ 19,412	$ 62,556	$ 880,208	$ 5,288	$ 9,115	$ 38,844	$ 18,826	$ 61,131

Shares:
Sold	8,812	923	993	5,858	195	410	812	2,864	1,438	5,357
Issued in acquisitions	9,310	915	478	–	81,049	–	–	–	–	–
Reinvested	2,588	315	–	1,425	340	29	172	334	121	404
Redeemed	(5,948)	(1,176)	(144)	(2,933)	(16,138)	(82)	(359)	(545)	(282)	(1,684)

Net Increase (Decrease)	14,762	977	1,327	4,350	65,446	357	625	2,653	1,277	4,077

Distributions:
Year Ended October 31, 2008
From net investment income $	(5,462) $	–	$ –	$ (1,728) $	(13,865) $	(33) $	(162) $	(659) $	(361) $	(1,331)
From net realized gain on
investments	(80,007)	(8,583)	(2,825)	(35,765)	(134,764)	(1,327)	(4,468)	(12,735)	(4,847)	(16,559)

Total Dividends and Distributions $	(85,469) $	(8,583) $	(2,825) $		(37,493) $ (148,629) $	(1,360) $	(4,630) $	(13,394) $	(5,208) $	(17,890)

Year Ended October 31, 2007
From net investment income $	(3,794) $	(106) $	–	$ (1,675) $	(717) $	(28) $	(186) $	(514) $	(201) $	(742)
From net realized gain on
investments	(32,495)	(4,233)	–	(17,735)	(3,970)	(372)	(2,146)	(4,057)	(1,486)	(4,826)

Total Dividends and Distributions $	(36,289) $	(4,339) $	–	$ (19,410) $	(4,687) $	(400) $	(2,332) $	(4,571) $	(1,687) $	(5,568)

See accompanying notes.

141

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Equity Income Fund(a)

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 74,798	$ 70,943
Net realized gain (loss) from investment transactions and foreign currency transactions					(280,808)	367,678
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(1,161,488)	106,018

		Net Increase (Decrease) in Net Assets Resulting from Operations			(1,367,498)	544,639

Dividends and Distributions to Shareholders
From net investment income					(73,144)	(63,348)
From net realized gain on investments					(384,022)	(203,872)

				Total Dividends and Distributions	(457,166)	(267,220)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(621,450)	541,851
Redemption fees - Class A					9	16
Redemption fees - Class B					2	–

				Total increase (decrease) in net assets	(2,446,103)	819,286

Net Assets
Beginning of period					4,602,663	3,783,377

End of period (including undistributed net investment income as set forth below)					$ 2,156,560	$ 4,602,663

Undistributed (overdistributed) net investment income (operating loss)					$ 12,493	$ 9,636

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 171,645	$ 18,192	$ 21,663	$ 57,124
Reinvested	161,379	30,708	22,432	204,971
Redeemed	(819,926)	(108,781)	(91,480)	(289,377)

Net Increase (Decrease)	$ (486,902) $	(59,881) $	(47,385) $	(27,282)

Shares:
Sold	8,981	958	1,126	3,283
Reinvested	7,746	1,482	1,093	9,947
Redeemed	(44,704)	(6,031)	(5,085)	(15,986)

Net Increase (Decrease)	(27,977)	(3,591)	(2,866)	(2,756)

Year Ended October 31, 2007
Dollars:
Sold	$ 472,412	$ 74,832	$ 70,231	$ 269,364
Issued in acquisitions	109,905	14,395	–	–
Reinvested	90,948	15,980	12,541	122,975
Redeemed	(405,559)	(67,459)	(52,067)	(186,647)

Net Increase (Decrease)	$ 267,706	$ 37,748	$ 30,705	$ 205,692

Shares:
Sold	20,692	3,306	3,131	12,082
Issued in acquisitions	4,930	651	–	–
Reinvested	4,104	731	578	5,542
Redeemed	(17,695)	(2,965)	(2,311)	(8,157)

Net Increase (Decrease)	12,031	1,723	1,398	9,467

Distributions:
Year Ended October 31, 2008
From net investment income $ (26,157) $		(3,717) $	(3,095) $	(40,175)
From net realized gain on
investments	(160,120)	(33,312)	(25,793)	(164,797)

Total Dividends and Distributions $ (186,277) $		(37,029) $	(28,888) $ (204,972)

Year Ended October 31, 2007
From net investment income $ (25,542) $		(2,320) $	(2,001) $	(33,485)
From net realized gain on
investments	(82,357)	(18,130)	(13,895)	(89,490)

Total Dividends and Distributions $ (107,899) $		(20,450) $	(15,896) $ (122,975)

(a) Effective June 13, 2008, Equity Income Fund I changed its name to Equity Income Fund.

See accompanying notes.

142

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Global Equity Fund I(a)

							Year Ended	Year Ended
							October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)							$ 330	$ 282
Net realized gain (loss) from investment transactions and foreign currency transactions							(1,265)	2,455
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(13,265)	2,109

		Net Increase (Decrease) in Net Assets Resulting from Operations					(14,200)	4,846

Dividends and Distributions to Shareholders
From net investment income							(305)	(199)
From net realized gain on investments							(2,414)	(1,056)

				Total Dividends and Distributions			(2,719)	(1,255)

Capital Share Transactions
Net increase (decrease) in capital share transactions							2,223	3,833

				Total increase (decrease) in net assets			(14,696)	7,424

Net Assets
Beginning of period							32,704	25,280

End of period (including undistributed net investment income as set forth below)							$ 18,008	$ 32,704

Undistributed (overdistributed) net investment income (operating loss)							$ 284	$ 270

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 4,046 $	314 $	568 $	699 $	3,217 $	22
Reinvested	2,252	59	134	131	119	1
Redeemed	(6,559)	(366)	(450)	(527)	(1,416)	(21)

Net Increase (Decrease)	$ (261) $	7 $	252 $	303 $	1,920 $	2

Shares:
Sold	374	30	54	68	314	2
Reinvested	185	5	11	11	10	–
Redeemed	(612)	(32)	(42)	(50)	(134)	(1)

Net Increase (Decrease)	(53)	3	23	29	190	1

Year Ended October 31, 2007
Dollars:
Sold	$ 18,072 $	548 $	478 $	567 $	459 $	13
Reinvested	681	14	48	47	55	9
Redeemed	(14,697)	(91)	(484)	(784)	(844)	(258)

Net Increase (Decrease)	$ 4,056 $	471 $	42 $	(170) $	(330) $	(236)

Shares:
Sold	1,437	43	38	45	37	1
Reinvested	55	1	4	4	4	1
Redeemed	(1,162)	(7)	(38)	(61)	(67)	(21)

Net Increase (Decrease)	330	37	4	(12)	(26)	(19)

Distributions:
Year Ended October 31, 2008
From net investment income $	(278) $	(2) $	(6) $	(9) $	(10) $	–
From net realized gain on
investments	(1,997)	(57)	(128)	(122)	(109)	(1)

Total Dividends and Distributions $	(2,275) $	(59) $	(134) $	(131) $	(119) $	(1)

Year Ended October 31, 2007
From net investment income $	(192) $	– $	– $	(1) $	(5) $	(1)
From net realized gain on
investments	(890)	(14)	(48)	(46)	(50)	(8)

Total Dividends and Distributions $	(1,082) $	(14) $	(48) $	(47) $	(55) $	(9)

(a) Effective June 13, 2008, Partners Global Equity Fund changed its name to Global Equity Fund I.

See accompanying notes.

143

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands				Global Real Estate Securities Fund

				Year Ended	Period Ended
				October 31, 2008	October 31, 2007(a)

Operations
Net investment income (operating loss)				$ 130	$ 5
Net realized gain (loss) from investment transactions and foreign currency transactions				(1,703)	(11)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies				(2,478)	59

		Net Increase (Decrease) in Net Assets Resulting from Operations		(4,051)	53

Dividends and Distributions to Shareholders
From net investment income				(138)	–

			Total Dividends and Distributions	(138)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions				3,130	5,648

			Total increase (decrease) in net assets	(1,059)	5,701

Net Assets
Beginning of period				5,701	–

End of period (including undistributed net investment income as set forth below)				$ 4,642	$ 5,701

Undistributed (overdistributed) net investment income (operating loss)				$ (14)	$ 5

	Class A	Class C Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 3,272 $	379 $	–
Reinvested	49	3	–
Redeemed	(480)	(93)	–

Net Increase (Decrease)	$ 2,841 $	289 $	–

Shares:
Sold	386	45	–
Reinvested	6	1	–
Redeemed	(67)	(13)	–

Net Increase (Decrease)	325	33	–

Periods Ended October 31, 2007
Dollars:
Sold	$ 2,117 $	1,536 $	2,000
Redeemed	(5)	–	–

Net Increase (Decrease)	$ 2,112 $	1,536 $	2,000

Shares:
Sold	213	154	200
Redeemed	(1)	–	–

Net Increase (Decrease)	212	154	200

Distributions:
Year Ended October 31, 2008
From net investment income $	(79) $	(23) $	(36)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(79) $	(23) $	(36)

(a) Period from October 1, 2007, date operations commenced, through October 31, 2007

See accompanying notes.

144

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

							Government & High Quality Bond
Amounts in thousands								Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 16,341		$ 16,105
Net realized gain (loss) from investment transactions and foreign currency transactions								4,831		(2,385)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(33,427)		(3)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(12,255)		13,717

Dividends and Distributions to Shareholders
From net investment income								(15,489)		(16,284)

				Total Dividends and Distributions				(15,489)		(16,284)

Capital Share Transactions
Net increase (decrease) in capital share transactions								16,681		(13,861)
Redemption fees - Class A								5		4
Redemption fees - Class B								3		1
Redemption fees - Class C								3		–
Redemption fees - Class J								11		1

				Total increase (decrease) in net assets				(11,041)		(16,422)

Net Assets
Beginning of period								371,432		387,854

End of period (including undistributed net investment income as set forth below)							$ 360,391		$ 371,432

Undistributed (overdistributed) net investment income (operating loss)							$ 844		$ 12

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 37,842 $	13,208 $	8,076 $	33,340 $	4,593	$ 990 $	4,696 $	7,950 $	3,187 $	9,050
Reinvested	7,143	1,061	89	4,188	78	42	413	567	167	728
Redeemed	(54,953)	(12,790)	(1,599)	(29,751)	(476)	(506)	(2,926)	(6,516)	(1,026)	(10,184)

Net Increase (Decrease)	$ (9,968) $	1,479 $	6,566 $	7,777 $	4,195	$ 526 $	2,183 $	2,001 $	2,328 $	(406)

Shares:
Sold	3,814	1,334	824	3,357	462	101	476	803	325	909
Reinvested	723	107	9	423	8	4	42	58	17	74
Redeemed	(5,547)	(1,297)	(164)	(3,007)	(49)	(52)	(297)	(669)	(106)	(1,033)

Net Increase (Decrease)	(1,010)	144	669	773	421	53	221	192	236	(50)

Year Ended October 31, 2007
Dollars:
Sold	$ 19,995 $	3,406 $	1,651 $	14,149 $	6	$ 451 $	2,638 $	5,283 $	1,781 $	4,774
Reinvested	8,120	1,232	20	4,300	–	28	393	433	124	670
Redeemed	(44,120)	(8,730)	(163)	(21,165)	–	(275)	(2,126)	(2,656)	(1,171)	(2,909)

Net Increase (Decrease)	$ (16,005) $	(4,092) $	1,508 $	(2,716) $	6	$ 204 $	905 $	3,060 $	734 $	2,535

Shares:
Sold	1,980	338	164	1,399	1	45	263	527	177	475
Reinvested	807	122	2	426	–	3	39	43	12	67
Redeemed	(4,374)	(866)	(16)	(2,095)	–	(28)	(213)	(265)	(116)	(290)

Net Increase (Decrease)	(1,587)	(406)	150	(270)	1	20	89	305	73	252

Distributions:
Year Ended October 31, 2008
From net investment income $	(8,010) $	(1,137) $	(106) $	(4,234) $	(78) $	(42) $	(413) $	(567) $	(168) $	(734)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(8,010) $	(1,137) $	(106) $	(4,234) $	(78) $	(42) $	(413) $	(567) $	(168) $	(734)

Year Ended October 31, 2007
From net investment income $	(9,012) $	(1,289) $	(21) $	(4,313) $	–	$ (29) $	(393) $	(433) $	(124) $	(670)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(9,012) $	(1,289) $	(21) $	(4,313) $	–	$ (29) $	(393) $	(433) $	(124) $	(670)

See accompanying notes.

145

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

							High Quality Intermediate-Term Bond
Amounts in thousands								Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 6,527		$ 7,499
Net realized gain (loss) from investment transactions and foreign currency transactions								(4,466)	(408)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(21,403)	(2,067)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(19,342)	5,024

Dividends and Distributions to Shareholders
From net investment income								(7,900)	(5,577)

				Total Dividends and Distributions				(7,900)	(5,577)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(62,312)	37,983
Redemption fees - Class J								1	–

				Total increase (decrease) in net assets				(89,553)	37,430

Net Assets
Beginning of period								174,926	137,496

End of period (including undistributed net investment income as set forth below)							$ 85,373		$ 174,926

Undistributed (overdistributed) net investment income (operating loss)							$ 5,101		$ 6,489

	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 6,082 $	23,538 $	1,180 $	12,546 $	4,857 $	1,782 $	13,504
Reinvested	1,413	1,503	53	2,171	439	181	2,129
Redeemed	(8,175)	(12,404)	(779)	(58,386)	(3,184)	(2,826)	(47,936)

Net Increase (Decrease)	$ (680) $	12,637 $	454 $	(43,669) $	2,112 $	(863) $	(32,303)

Shares:
Sold	609	2,358	119	1,259	482	181	1,335
Reinvested	137	146	5	213	43	18	208
Redeemed	(828)	(1,267)	(80)	(5,908)	(320)	(293)	(4,892)

Net Increase (Decrease)	(82)	1,237	44	(4,436)	205	(94)	(3,349)

Year Ended October 31, 2007
Dollars:
Sold	$ 4,601 $	18,871 $	726 $	49,687 $	13,085 $	6,715 $	38,763
Reinvested	1,217	698	23	160	1,735	77	1,658
Redeemed	(7,539)	(3,265)	(151)	(3,022)	(53,323)	(4,579)	(28,154)

Net Increase (Decrease)	$ (1,721) $	16,304 $	598 $	46,825 $	(38,503) $	2,213 $	12,267

Shares:
Sold	433	1,764	68	4,688	1,244	637	3,633
Reinvested	116	67	2	15	167	7	159
Redeemed	(711)	(307)	(14)	(285)	(5,028)	(434)	(2,647)

Net Increase (Decrease)	(162)	1,524	56	4,418	(3,617)	210	1,145

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,421) $	(1,506) $	(53) $	(2,171) $	(439) $	(181) $	(2,129)
From net realized gain on
investments	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,421) $	(1,506) $	(53) $	(2,171) $	(439) $	(181) $	(2,129)

Year Ended October 31, 2007
From net investment income $	(1,224) $	(699) $	(23) $	(161) $	(1,735) $	(77) $	(1,658)
From net realized gain on
investments	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,224) $	(699) $	(23) $	(161) $	(1,735) $	(77) $	(1,658)

See accompanying notes.

146

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					High Yield Fund(a)

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 120,219	$ 102,443
Net realized gain (loss) from investment transactions and foreign currency transactions					(3,794)	53,481
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(532,579)	(25,138)

		Net Increase (Decrease) in Net Assets Resulting from Operations			(416,154)	130,786

Dividends and Distributions to Shareholders
From net investment income					(120,215)	(114,073)
From net realized gain on investments					(44,394)	(24,846)

				Total Dividends and Distributions	(164,609)	(138,919)

Capital Share Transactions
Net increase (decrease) in capital share transactions					248,526	566,609
Redemption fees - Class A					380	33
Redemption fees - Class B					1	–
Redemption fees - Class C					2	–

				Total increase (decrease) in net assets	(331,854)	558,509

Net Assets
Beginning of period					1,712,143	1,153,634

End of period (including undistributed net investment income as set forth below)					$ 1,380,289	$ 1,712,143

Undistributed (overdistributed) net investment income (operating loss)					$ (1,354)	$ (2,342)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 823,315	$ 12,573 $	71,833	$ 128,193
Reinvested	58,569	3,879	7,343	62,220
Redeemed	(611,782)	(25,693)	(46,739)	(235,185)

Net Increase (Decrease)	$ 270,102	$ (9,241) $	32,437	$ (44,772)

Shares:
Sold	104,590	1,581	9,065	17,128
Reinvested	7,425	480	918	7,821
Redeemed	(78,410)	(3,350)	(6,135)	(29,520)

Net Increase (Decrease)	33,605	(1,289)	3,848	(4,571)

Year Ended October 31, 2007
Dollars:
Sold	$ 690,143	$ 17,298 $	82,738	$ 224,824
Reinvested	34,648	3,803	4,979	64,518
Redeemed	(336,496)	(21,663)	(24,459)	(173,724)

Net Increase (Decrease)	$ 388,295	$ (562) $	63,258	$ 115,618

Shares:
Sold	78,984	1,950	9,379	25,541
Reinvested	3,964	433	567	7,396
Redeemed	(38,577)	(2,463)	(2,799)	(20,026)

Net Increase (Decrease)	44,371	(80)	7,147	12,911

Distributions:
Year Ended October 31, 2008
From net investment income $	(61,325) $	(4,759) $	(9,252) $	(44,879)
From net realized gain on
investments	(20,511)	(2,249)	(3,835)	(17,799)

Total Dividends and Distributions $	(81,836) $	(7,008) $	(13,087) $	(62,678)

Year Ended October 31, 2007
From net investment income $	(45,704) $	(5,777) $	(7,969) $	(54,623)
From net realized gain on
investments	(9,395)	(1,761)	(1,805)	(11,885)

Total Dividends and Distributions $	(55,099) $	(7,538) $	(9,774) $	(66,508)

(a) Effective June 13, 2008, High Yield Fund II changed its name to High Yield Fund.

See accompanying notes.

147

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands		High Yield Fund I(a)

		Year Ended	Year Ended
		October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)		$ 55,273	$ 12,751
Net realized gain (loss) from investment transactions and foreign currency transactions		(30,513)	364
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies		(189,548)	(340)

	Net Increase (Decrease) in Net Assets Resulting from Operations	(164,788)	12,775

Dividends and Distributions to Shareholders
From net investment income		(18,782)	(6,340)
From net realized gain on investments		(16)	–

	Total Dividends and Distributions	(18,798)	(6,340)

Capital Share Transactions
Net increase (decrease) in capital share transactions		338,910	404,629

	Total increase (decrease) in net assets	155,324	411,064

Net Assets
Beginning of period		506,755	95,691

End of period (including undistributed net investment income as set forth below)		$ 662,079	$ 506,755

Undistributed (overdistributed) net investment income (operating loss)		$ 48,046	$ 11,545

	Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 376,298
Reinvested	18,798
Redeemed	(56,186)

Net Increase (Decrease)	$ 338,910

Shares:
Sold	36,961
Reinvested	1,859
Redeemed	(5,765)

Net Increase (Decrease)	33,055

Year Ended October 31, 2007
Dollars:
Sold	$ 416,038
Reinvested	6,340
Redeemed	(17,749)

Net Increase (Decrease)	$ 404,629

Shares:
Sold	39,796
Reinvested	623
Redeemed	(1,691)

Net Increase (Decrease)	38,728

Distributions:
Year Ended October 31, 2008
From net investment income $	(18,782)
From net realized gain on
investments	(16)

Total Dividends and Distributions $	(18,798)

Year Ended October 31, 2007
From net investment income $	(6,340)
From net realized gain on
investments	–

Total Dividends and Distributions $	(6,340)

(a) Effective June 13, 2008, High Yield Fund changed its name to High Yield Fund I.

See accompanying notes.

148

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Income Fund

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 64,824	$ 64,824
Net realized gain (loss) from investment transactions and foreign currency transactions					6,526	(189)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(152,183)	(8,675)

		Net Increase (Decrease) in Net Assets Resulting from Operations			(80,833)	55,960

Dividends and Distributions to Shareholders
From net investment income					(66,976)	(69,219)

				Total Dividends and Distributions	(66,976)	(69,219)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(130,790)	(6,979)
Redemption fees - Class A					1	2
Redemption fees - Class B					4	1
Redemption fees - Class C					1	–

				Total increase (decrease) in net assets	(278,593)	(20,235)

Net Assets
Beginning of period					1,196,844	1,217,079

End of period (including undistributed net investment income as set forth below)					$ 918,251	$ 1,196,844

Undistributed (overdistributed) net investment income (operating loss)					$ (8,726)	$ (7,684)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 44,748 $	9,661 $	10,440	$ 100,017
Reinvested	5,919	2,276	550	54,680
Redeemed	(54,738)	(30,150)	(5,817)	(268,376)

Net Increase (Decrease)	$ (4,071) $	(18,213) $	5,173	$ (113,679)

Shares:
Sold	5,018	1,085	1,179	11,161
Reinvested	674	258	63	6,210
Redeemed	(6,262)	(3,443)	(661)	(31,061)

Net Increase (Decrease)	(570)	(2,100)	581	(13,690)

Year Ended October 31, 2007
Dollars:
Sold	$ 38,536 $	5,200 $	4,741	$ 49,441
Reinvested	5,116	2,621	379	54,223
Redeemed	(39,660)	(28,686)	(3,306)	(95,584)

Net Increase (Decrease)	$ 3,992 $	(20,865) $	1,814	$ 8,080

Shares:
Sold	4,263	572	524	5,466
Reinvested	567	289	42	5,997
Redeemed	(4,390)	(3,170)	(365)	(10,549)

Net Increase (Decrease)	440	(2,309)	201	914

Distributions:
Year Ended October 31, 2008
From net investment income $	(8,249) $	(3,329) $	(704) $	(54,694)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(8,249) $	(3,329) $	(704) $	(54,694)

Year Ended October 31, 2007
From net investment income $	(7,843) $	(4,254) $	(522) $	(56,600)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(7,843) $	(4,254) $	(522) $	(56,600)

See accompanying notes.

149

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Inflation Protection Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 29,301		$ 18,338
Net realized gain (loss) from investment transactions and foreign currency transactions								1,842		(3,495)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(118,158)		(2,063)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(87,015)		12,780

Dividends and Distributions to Shareholders
From net investment income								(40,806)		(17,260)
From tax return of capital								(7,447)		–

				Total Dividends and Distributions				(48,253)		(17,260)

Capital Share Transactions
Net increase (decrease) in capital share transactions								67,549		357,744
Redemption fees - Class A								5		–
Redemption fees - Class J								2		–

				Total increase (decrease) in net assets				(67,712)		353,264

Net Assets
Beginning of period								475,571		122,307

End of period (including undistributed net investment income as set forth below)							$ 407,859		$ 475,571

Undistributed (overdistributed) net investment income (operating loss)							$ (29)		$ 1,655

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 11,040	$ 2,108	$ 12,408	$ 97,863	$ 666	$ 279	$ 833	$ 729	$ 1,117
Reinvested	606	68	825	46,263	27	60	113	28	94
Redeemed	(7,318)	(631)	(8,269)	(88,520)	(233)	(121)	(1,000)	(540)	(946)

Net Increase (Decrease)	$ 4,328	$ 1,545	$ 4,964	$ 55,606	$ 460	$ 218	$ (54) $	217	$ 265

Shares:
Sold	1,191	231	1,354	10,875	76	32	93	82	124
Reinvested	67	8	92	5,142	3	7	12	3	10
Redeemed	(838)	(74)	(956)	(9,918)	(27)	(14)	(113)	(60)	(110)

Net Increase (Decrease)	420	165	490	6,099	52	25	(8)	25	24

Year Ended October 31, 2007
Dollars:
Sold	$ 3,317	$ 888	$ 2,489	$ 364,195	$ 95	$ 210	$ 819	$ 53	$ 867
Reinvested	181	4	240	16,716	3	24	46	11	11
Redeemed	(3,051)	(60)	(2,267)	(25,954)	(51)	(144)	(348)	(179)	(371)

Net Increase (Decrease)	$ 447	$ 832	$ 462	$ 354,957	$ 47	$ 90	$ 517	$ (115) $	507

Shares:
Sold	346	93	262	38,230	10	22	86	6	92
Reinvested	19	1	25	1,771	–	3	5	1	1
Redeemed	(320)	(6)	(240)	(2,757)	(5)	(16)	(37)	(19)	(39)

Net Increase (Decrease)	45	88	47	37,244	5	9	54	(12)	54

Distributions:
Year Ended October 31, 2008
From net investment income $	(579) $	(102) $	(728) $	(39,124) $	(23) $	(51) $	(95) $	(24) $	(80)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
From tax return of capital	(106)	(19)	(133)	(7,139)	(4)	(9)	(18)	(4)	(15)

Total Dividends and Distributions $	(685) $	(121) $	(861) $	(46,263) $	(27) $	(60) $	(113) $	(28) $	(95)

Year Ended October 31, 2007
From net investment income $	(195) $	(11) $	(242) $	(16,717) $	(3) $	(24) $	(46) $	(11) $	(11)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(195) $	(11) $	(242) $	(16,717) $	(3) $	(24) $	(46) $	(11) $	(11)

See accompanying notes.

150

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								International Emerging Markets Fund

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 13,745	$ 10,713
Net realized gain (loss) from investment transactions and foreign currency transactions								(196,524)		221,153
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(776,973)		292,911

		Net Increase (Decrease) in Net Assets Resulting from Operations						(959,752)		524,777

Dividends and Distributions to Shareholders
From net investment income								(8,981)		(2,308)
From net realized gain on investments								(224,073)		(27,638)

					Total Dividends and Distributions			(233,054)		(29,946)

Capital Share Transactions
Net increase (decrease) in capital share transactions								400,714		668,768
Redemption fees - Class A								19		7
Redemption fees - Class J								20		4

					Total increase (decrease) in net assets			(792,053)		1,163,610

Net Assets
Beginning of period								1,496,294		332,684

End of period (including undistributed net investment income as set forth below)								$ 704,241	$ 1,496,294

Undistributed (overdistributed) net investment income (operating loss)								$ 8,091	$ 7,651

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 90,430	$ 8,906	$ 9,637	$ 61,697	$ 236,390	$ 3,365	$ 5,768	$ 14,567	$ 13,086	$ 17,319
Reinvested	32,750	4,853	1,679	47,378	124,220	1,108	2,494	5,129	2,699	7,554
Redeemed	(90,000)	(10,059)	(4,613)	(80,879)	(59,461)	(2,138)	(4,827)	(9,132)	(4,084)	(25,122)

Net Increase (Decrease)	$ 33,180	$ 3,700	$ 6,703	$ 28,196	$ 301,149	$ 2,335	$ 3,435	$ 10,564	$ 11,701	$ (249)

Shares:
Sold	3,446	311	340	2,281	9,737	121	198	528	488	607
Reinvested	1,086	164	56	1,625	4,110	37	84	172	90	251
Redeemed	(4,036)	(420)	(197)	(3,395)	(2,531)	(83)	(201)	(379)	(175)	(940)

Net Increase (Decrease)	496	55	199	511	11,316	75	81	321	403	(82)

Year Ended October 31, 2007
Dollars:
Sold	$ 103,651	$ 12,019	$ 8,707	$ 94,923	$ 492,496	$ 4,152	$ 8,788	$ 18,355	$ 11,144	$ 25,155
Reinvested	6,261	1,043	–	10,961	9,286	125	361	512	238	1,073
Redeemed	(38,056)	(4,971)	(622)	(46,682)	(35,958)	(675)	(1,877)	(3,581)	(1,173)	(6,887)

Net Increase (Decrease)	$ 71,856	$ 8,091	$ 8,085	$ 59,202	$ 465,824	$ 3,602	$ 7,272	$ 15,286	$ 10,209	$ 19,341

Shares:
Sold	3,339	396	280	3,294	18,441	137	302	620	373	847
Reinvested	249	42	–	449	368	5	14	21	9	43
Redeemed	(1,281)	(175)	(19)	(1,654)	(1,165)	(26)	(62)	(134)	(39)	(236)

Net Increase (Decrease)	2,307	263	261	2,089	17,644	116	254	507	343	654

Distributions:
Year Ended October 31, 2008
From net investment income $	(673) $	–	$ –	$ (774) $	(7,056) $	–	$ (13) $	(89) $	(85) $	(291)
From net realized gain on
investments	(33,464)	(5,238)	(1,758)	(46,616)	(118,487)	(1,108)	(2,485)	(5,040)	(2,614)	(7,263)

Total Dividends and Distributions $	(34,137) $	(5,238) $	(1,758) $		(47,390) $ (125,543) $	(1,108) $	(2,498) $	(5,129) $	(2,699) $	(7,554)

Year Ended October 31, 2007
From net investment income $	(300) $	–	$ –	$ (442) $	(1,387) $	(2) $	(12) $	(33) $	(21) $	(111)
From net realized gain on
investments	(6,036)	(1,054)	–	(10,519)	(7,899)	(123)	(349)	(479)	(217)	(962)

Total Dividends and Distributions $	(6,336) $	(1,054) $	–	$ (10,961) $	(9,286) $	(125) $	(361) $	(512) $	(238) $	(1,073)

See accompanying notes.

151

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								International Fund I(a)

							Year Ended	Year Ended
							October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)							$ 34,247	$ 21,336
Net realized gain (loss) from investment transactions and foreign currency transactions							(334,255)	180,042
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(748,177)	197,677

		Net Increase (Decrease) in Net Assets Resulting from Operations					(1,048,185)	399,055

Dividends and Distributions to Shareholders
From net investment income							(28,067)	(12,289)
From net realized gain on investments							(178,752)	(64,096)

				Total Dividends and Distributions			(206,819)	(76,385)

Capital Share Transactions
Net increase (decrease) in capital share transactions							157,481	740,215

				Total increase (decrease) in net assets			(1,097,523)	1,062,885

Net Assets
Beginning of period							2,004,114	941,229

End of period (including undistributed net investment income as set forth below)							$ 906,591	$ 2,004,114

Undistributed (overdistributed) net investment income (operating loss)							$ 30,129	$ 21,104

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 488,474	$ 2,541	$ 2,268	$ 4,493	$ 3,985	$ 4,802
Reinvested	197,048	509	1,833	1,948	1,721	3,758
Redeemed	(529,740)	(1,219)	(4,756)	(9,367)	(3,432)	(7,385)

Net Increase (Decrease)	$ 155,782	$ 1,831	$ (655) $	(2,926) $	2,274	$ 1,175

Shares:
Sold	33,919	171	150	315	275	326
Reinvested	11,945	31	112	119	105	229
Redeemed	(50,120)	(92)	(361)	(607)	(246)	(568)

Net Increase (Decrease)	(4,256)	110	(99)	(173)	134	(13)

Year Ended October 31, 2007
Dollars:
Sold	$ 692,110	$ 2,224	$ 7,175	$ 7,097	$ 7,452	$ 7,955
Reinvested	71,925	130	948	1,040	643	1,699
Redeemed	(41,776)	(434)	(7,744)	(4,490)	(2,349)	(3,390)

Net Increase (Decrease)	$ 722,259	$ 1,920	$ 379	$ 3,647	$ 5,746	$ 6,264

Shares:
Sold	43,066	134	432	429	454	481
Reinvested	4,718	9	63	69	43	112
Redeemed	(2,584)	(27)	(472)	(278)	(143)	(210)

Net Increase (Decrease)	45,200	116	23	220	354	383

Distributions:
Year Ended October 31, 2008
From net investment income $	(27,115) $	(31) $	(133) $	(174) $	(177) $	(437)
From net realized gain on
investments	(169,934)	(478)	(1,700)	(1,775)	(1,544)	(3,321)

Total Dividends and Distributions $ (197,049) $		(509) $	(1,833) $	(1,949) $	(1,721) $	(3,758)

Year Ended October 31, 2007
From net investment income $	(11,866) $	(4) $	(50) $	(84) $	(70) $	(215)
From net realized gain on
investments	(60,059)	(126)	(898)	(956)	(573)	(1,484)

Total Dividends and Distributions $	(71,925) $	(130) $	(948) $	(1,040) $	(643) $	(1,699)

(a) Effective June 13, 2008, Partners International Fund changed its name to International Fund I.

See accompanying notes.

152

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								International Growth Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 30,508		$ 21,539
Net realized gain (loss) from investment transactions and foreign currency transactions								(343,514)		200,772
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,040,308)		260,398

			Net Increase (Decrease) in Net Assets Resulting from Operations					(1,353,314)		482,709

Dividends and Distributions to Shareholders
From net investment income								(18,610)		(13,222)
From net realized gain on investments								(198,877)		(126,025)

					Total Dividends and Distributions			(217,487)		(139,247)

Capital Share Transactions
Net increase (decrease) in capital share transactions								422,493		855,776
Redemption fees - Class A								1		–
Redemption fees - Class J								1		2

					Total increase (decrease) in net assets			(1,148,306)		1,199,240

Net Assets
Beginning of period								2,471,391		1,272,151

End of period (including undistributed net investment income as set forth below)							$ 1,323,085		$ 2,471,391

Undistributed (overdistributed) net investment income (operating loss)							$ 29,625		$ 18,601

	Class A	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 3,765	$ 661	$ 9,746	$ 361,524	$ 998	$ 2,203	$ 6,406	$ 4,136	$ 14,369
Reinvested	106	16	7,183	200,494	280	1,480	3,252	2,160	2,469
Redeemed	(976)	(221)	(18,946)	(137,843)	(870)	(5,291)	(7,286)	(11,612)	(15,710)

Net Increase (Decrease)	$ 2,895	$ 456	$ (2,017) $	424,175	$ 408	$ (1,608) $	2,372	$ (5,316) $	1,128

Shares:
Sold	310	54	841	30,097	84	179	544	358	1,180
Reinvested	8	1	548	14,944	21	114	235	163	186
Redeemed	(89)	(20)	(1,720)	(12,979)	(83)	(500)	(651)	(979)	(1,467)

Net Increase (Decrease)	229	35	(331)	32,062	22	(207)	128	(458)	(101)

Periods Ended October 31, 2007
Dollars:
Sold	$ 364	$ 21	$ 17,901	$ 756,973	$ 737	$ 3,988	$ 9,536	$ 7,457	$ 12,666
Reinvested	–	–	6,433	124,658	231	1,380	2,776	1,826	1,937
Redeemed	(1)	–	(14,528)	(56,913)	(411)	(4,559)	(5,264)	(3,389)	(8,043)

Net Increase (Decrease)	$ 363	$ 21	$ 9,806	$ 824,718	$ 557	$ 809	$ 7,048	$ 5,894	$ 6,560

Shares:
Sold	24	1	1,331	55,449	54	300	676	558	931
Reinvested	–	–	523	9,872	19	113	215	147	155
Redeemed	–	–	(1,087)	(4,267)	(31)	(342)	(382)	(253)	(588)

Net Increase (Decrease)	24	1	767	61,054	42	71	509	452	498

Distributions:
Year Ended October 31, 2008
From net investment income $	(4) $	–	$ (180) $	(18,045) $	–	$ (19) $	(94) $	(113) $	(155)
From net realized gain on
investments	(103)	(17)	(7,013)	(182,484)	(280)	(1,461)	(3,158)	(2,047)	(2,314)

Total Dividends and Distributions $	(107) $	(17) $		(7,193) $ (200,529) $	(280) $	(1,480) $	(3,252) $	(2,160) $	(2,469)

Year Ended October 31, 2007
From net investment income $	–	$ –	$ (157) $	(12,669) $	(1) $	(31) $	(109) $	(112) $	(143)
From net realized gain on
investments	–	–	(6,282)	(111,989)	(230)	(1,349)	(2,667)	(1,714)	(1,794)

Total Dividends and Distributions $	–	$ –	$ (6,439) $ (124,658) $		(231) $	(1,380) $	(2,776) $	(1,826) $	(1,937)

See accompanying notes.

153

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

		International
Amounts in thousands		Value Fund I

		Period Ended
		October 31, 2008(a)

Operations
Net investment income (operating loss)		$ (120)
Net realized gain (loss) from investment transactions and foreign currency transactions		(1,573)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies		(16,982)

	Net Increase (Decrease) in Net Assets Resulting from Operations	(18,675)

Capital Share Transactions
Net increase (decrease) in capital share transactions		383,137

	Total increase (decrease) in net assets	364,462

Net Assets
Beginning of period		–

End of period (including undistributed net investment income as set forth below)		$ 364,462

Undistributed (overdistributed) net investment income (operating loss)		$ (90)

	Institutional

Capital Share Transactions:
Periods Ended October 31, 2008
Dollars:
Sold	$ 390,930
Redeemed	(7,793)

Net Increase (Decrease)	$ 383,137

Shares:
Sold	43,210
Redeemed	(894)

Net Increase (Decrease)	42,316

(a) Period from September 30, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

154

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Blend Fund I(a)

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 12,730	$ 7,347
Net realized gain (loss) from investment transactions and foreign currency transactions								(112,715)		27,971
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(281,357)		40,751

		Net Increase (Decrease) in Net Assets Resulting from Operations						(381,342)		76,069

Dividends and Distributions to Shareholders
From net investment income								(9,106)		(1,893)
From net realized gain on investments								(24,506)		–

				Total Dividends and Distributions				(33,612)		(1,893)

Capital Share Transactions
Net increase (decrease) in capital share transactions								202,949		516,670
Redemption fees - Class A								–		1

				Total increase (decrease) in net assets				(212,005)		590,847

Net Assets
Beginning of period								906,319		315,472

End of period (including undistributed net investment income as set forth below)								$ 694,314	$ 906,319

Undistributed (overdistributed) net investment income (operating loss)								$ 10,046	$ 6,461

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 8,443 $	665	$ 327	$ 5,165	$ 220,870	$ 420	$ 683	$ 988 $	545	$ 1,007
Reinvested	4,365	356	28	1,755	26,411	31	125	122	131	216
Redeemed	(20,462)	(4,192)	(347)	(9,175)	(25,327)	(255)	(1,572)	(2,381)	(1,970)	(4,023)

Net Increase (Decrease)	$ (7,654) $	(3,171) $	8	$ (2,255) $	221,954	$ 196	$ (764) $	(1,271) $	(1,294) $	(2,800)

Shares:
Sold	968	78	37	612	24,966	49	76	114	61	112
Reinvested	447	37	3	182	2,710	3	13	13	14	22
Redeemed	(2,379)	(494)	(41)	(1,085)	(3,295)	(32)	(181)	(274)	(212)	(473)

Net Increase (Decrease)	(964)	(379)	(1)	(291)	24,381	20	(92)	(147)	(137)	(339)

Year Ended October 31, 2007
Dollars:
Sold	$ 14,310 $	1,268	$ 959	$ 9,874	$ 530,391	$ 457	$ 1,161	$ 1,287 $	2,420	$ 3,444
Reinvested	97	–	–	20	1,736	–	–	6	8	23
Redeemed	(23,755)	(6,938)	(29)	(8,196)	(6,044)	(188)	(1,772)	(1,564)	(1,001)	(1,304)

Net Increase (Decrease)	$ (9,348) $	(5,670) $	930	$ 1,698	$ 526,083	$ 269	$ (611) $	(271) $	1,427	$ 2,163

Shares:
Sold	1,420	128	95	993	53,608	45	119	130	241	338
Reinvested	10	–	–	2	178	–	–	1	1	2
Redeemed	(2,357)	(696)	(3)	(819)	(608)	(19)	(179)	(156)	(99)	(128)

Net Increase (Decrease)	(927)	(568)	92	176	53,178	26	(60)	(25)	143	212

Distributions:
Year Ended October 31, 2008
From net investment income $	(681) $	–	$ –	$ (299) $	(8,002) $	(3) $	(16) $	(22) $	(29) $	(54)
From net realized gain on
investments	(3,753)	(358)	(28)	(1,456)	(18,410)	(28)	(109)	(100)	(102)	(162)

Total Dividends and Distributions $	(4,434) $	(358) $	(28) $	(1,755) $	(26,412) $	(31) $	(125) $	(122) $	(131) $	(216)

Year Ended October 31, 2007
From net investment income $	(99) $	–	$ –	$ (21) $	(1,736) $	–	$ –	$ (6) $	(8) $	(23)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(99) $	–	$ –	$ (21) $	(1,736) $	–	$ –	$ (6) $	(8) $	(23)

(a) Effective June 13, 2008, Partners LargeCap Blend Fund I changed its name to LargeCap Blend Fund I.

See accompanying notes.

155

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Blend Fund II(a)

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 9,312	$ 7,752
Net realized gain (loss) from investment transactions and foreign currency transactions								(50,606)		92,066
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(342,103)		48,019

		Net Increase (Decrease) in Net Assets Resulting from Operations						(383,397)		147,837

Dividends and Distributions to Shareholders
From net investment income								(7,658)		(8,232)
From net realized gain on investments								(92,994)		(47,079)

					Total Dividends and Distributions			(100,652)		(55,311)

Capital Share Transactions
Net increase (decrease) in capital share transactions								34,310		62,349
Redemption fees - Class A								–		1
Redemption fees - Class B								–		1

					Total increase (decrease) in net assets			(449,739)		154,877

Net Assets
Beginning of period								1,101,268		946,391

End of period (including undistributed net investment income as set forth below)								$ 651,529	$ 1,101,268

Undistributed (overdistributed) net investment income (operating loss)								$ 7,188	$ 5,536

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 6,512 $	1,161 $	506	$ 19,450 $	73,240 $	1,531	$ 2,752 $	12,158 $	5,121 $	3,255
Reinvested	5,803	2,301	101	14,319	65,606	296	2,644	3,098	1,499	4,870
Redeemed	(14,225)	(5,429)	(207)	(29,707)	(101,330)	(1,041)	(10,039)	(8,352)	(4,585)	(16,998)

Net Increase (Decrease)	$ (1,910) $	(1,967) $	400	$ 4,062 $	37,516 $	786	$ (4,643) $	6,904 $	2,035 $	(8,873)

Shares:
Sold	651	118	48	1,948	7,373	154	273	1,159	511	326
Reinvested	535	214	10	1,359	6,042	27	248	288	139	451
Redeemed	(1,480)	(581)	(24)	(3,199)	(10,411)	(108)	(1,060)	(880)	(462)	(1,830)

Net Increase (Decrease)	(294)	(249)	34	108	3,004	73	(539)	567	188	(1,053)

Year Ended October 31, 2007
Dollars:
Sold	$ 14,119 $	2,366 $	1,336	$ 52,868 $	84,047 $	1,191	$ 3,464 $	8,017 $	7,538 $	19,862
Reinvested	3,158	1,276	–	6,254	37,814	121	1,646	1,860	634	2,489
Redeemed	(13,713)	(3,733)	(211)	(21,125)	(102,350)	(490)	(8,420)	(17,056)	(3,069)	(17,544)

Net Increase (Decrease)	$ 3,564 $	(91) $	1,125	$ 37,997 $	19,511 $	822	$ (3,310) $	(7,179) $	5,103 $	4,807

Shares:
Sold	1,216	204	113	4,647	7,210	100	302	685	661	1,690
Reinvested	281	115	–	573	3,366	11	149	167	57	223
Redeemed	(1,170)	(321)	(18)	(1,849)	(8,775)	(41)	(730)	(1,477)	(261)	(1,503)

Net Increase (Decrease)	327	(2)	95	3,371	1,801	70	(279)	(625)	457	410

Distributions:
Year Ended October 31, 2008
From net investment income $	(156) $	– $	–	$ (493) $	(6,418) $	–	$ (44) $	(114) $	(87) $	(346)
From net realized gain on
investments	(5,706)	(2,318)	(114)	(13,834)	(59,202)	(296)	(2,600)	(2,985)	(1,412)	(4,527)

Total Dividends and Distributions $	(5,862) $	(2,318) $	(114) $	(14,327) $	(65,620) $	(296) $	(2,644) $	(3,099) $	(1,499) $	(4,873)

Year Ended October 31, 2007
From net investment income $	(233) $	– $	–	$ (466) $	(6,841) $	(4) $	(92) $	(165) $	(78) $	(353)
From net realized gain on
investments	(2,971)	(1,284)	–	(5,791)	(30,974)	(118)	(1,554)	(1,695)	(556)	(2,136)

Total Dividends and Distributions $	(3,204) $	(1,284) $	–	$ (6,257) $	(37,815) $	(122) $	(1,646) $	(1,860) $	(634) $	(2,489)

(a) Effective June 13, 2008, Partners LargeCap Blend Fund changed its name to LargeCap Blend Fund II.

See accompanying notes.

156

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									LargeCap Growth Fund

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 13,569		$ 9,147
Net realized gain (loss) from investment transactions and foreign currency transactions								(61,162)		330,863
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,350,438)		539,047

			Net Increase (Decrease) in Net Assets Resulting from Operations					(1,398,031)		879,057

Dividends and Distributions to Shareholders
From net investment income								(11,511)		(4,154)
From net realized gain on investments								(52,872)		(12,172)
From tax return of capital								(8,589)		–

					Total Dividends and Distributions			(72,972)		(16,326)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(846,323)		2,603,787
Redemption fees - Class A								29		3
Redemption fees - Class J								2		–

					Total increase (decrease) in net assets			(2,317,295)		3,466,521

Net Assets
Beginning of period								4,418,987		952,466

End of period (including undistributed net investment income as set forth below)								$ 2,101,692		$ 4,418,987

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ 7,266

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 143,608	$ 7,449	$ 10,349	$ 23,634	$ 417,047	$ 5,454	$ 5,426	$ 28,395	$ 24,940	$ 35,232
Reinvested	9,015	1,502	145	979	56,242	231	417	1,086	493	1,894
Redeemed	(153,339)	(43,882)	(3,524)	(14,156)	(1,353,757)	(3,497)	(4,305)	(11,327)	(7,231)	(24,843)

Net Increase (Decrease)	$ (716) $	(34,931) $	6,970	$ 10,457	$ (880,468)	$ 2,188	$ 1,538	$ 18,154	$ 18,202	$ 12,283

Shares:
Sold	16,741	886	1,200	2,889	50,133	652	629	3,207	2,812	4,000
Reinvested	941	160	15	107	5,841	24	44	109	50	195
Redeemed	(18,627)	(5,317)	(476)	(1,810)	(156,545)	(430)	(528)	(1,364)	(876)	(2,959)

Net Increase (Decrease)	(945)	(4,271)	739	1,186	(100,571)	246	145	1,952	1,986	1,236

Year Ended October 31, 2007
Dollars:
Sold	$ 68,231	$ 5,832	$ 4,673	$ 13,265	$ 299,795	$ 6,097	$ 5,813	$ 18,730	$ 8,236	$ 46,785
Issued in acquisitions	140,361	77,359	2,933	–	2,248,006	–	–	–	–	–
Reinvested	3,862	361	–	462	8,892	85	234	486	258	835
Redeemed	(67,124)	(37,267)	(607)	(6,632)	(213,026)	(1,567)	(3,592)	(7,296)	(2,729)	(17,964)

Net Increase (Decrease)	$ 145,330	$ 46,285	$ 6,999	$ 7,095	$ 2,343,667	$ 4,615	$ 2,455	$ 11,920	$ 5,765	$ 29,656

Shares:
Sold	7,950	691	525	1,587	35,618	705	703	2,138	970	5,554
Issued in acquisitions	17,249	9,627	360	–	275,930	–	–	–	–	–
Reinvested	484	46	–	60	1,113	11	30	59	32	103
Redeemed	(8,005)	(4,467)	(73)	(822)	(24,743)	(192)	(438)	(834)	(318)	(2,045)

Net Increase (Decrease)	17,678	5,897	812	825	287,918	524	295	1,363	684	3,612

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ (11,336) $	–	$ –	$ –	$ (9) $	(166)
From net realized gain on
investments	(7,987)	(1,352)	(149)	(842)	(39,147)	(199)	(359)	(934)	(416)	(1,487)
From tax return of capital	(1,297)	(220)	(24)	(137)	(6,359)	(32)	(58)	(152)	(68)	(242)

Total Dividends and Distributions $	(9,284) $	(1,572) $	(173) $	(979) $	(56,842)	$ (231) $	(417) $	(1,086) $	(493) $	(1,895)

Year Ended October 31, 2007
From net investment income $	(352) $	–	$ –	$ –	$ (3,498) $	–	$ –	$ (35) $	(51) $	(218)
From net realized gain on
investments	(3,571)	(365)	–	(462)	(6,179)	(85)	(234)	(451)	(208)	(617)

Total Dividends and Distributions $	(3,923) $	(365) $	–	$ (462) $	(9,677)	$ (85) $	(234) $	(486) $	(259) $	(835)

See accompanying notes.

157

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Growth Fund I(a)

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ (1,098)	$ 2,584
Net realized gain (loss) from investment transactions and foreign currency transactions								(98,136)		83,419
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(710,701)		198,841

		Net Increase (Decrease) in Net Assets Resulting from Operations						(809,935)		284,844

Dividends and Distributions to Shareholders
From net investment income								(1,304)		(5,217)
From net realized gain on investments								(79,454)		(54,217)

					Total Dividends and Distributions			(80,758)		(59,434)

Capital Share Transactions
Net increase (decrease) in capital share transactions								208,705		544,115
Redemption fees - Class A								–		1
Redemption fees - Class J								2		–

					Total increase (decrease) in net assets			(681,986)		769,526

Net Assets
Beginning of period								1,876,243		1,106,717

End of period (including undistributed net investment income as set forth below)								$ 1,194,257	$ 1,876,243

Undistributed (overdistributed) net investment income (operating loss)								$ –	$ 1,183

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 5,496 $	942 $	384	$ 7,601	$ 292,170	$ 550	$ 1,359 $	3,717 $	1,781	$ 5,656
Reinvested	2,308	530	29	2,364	71,821	67	782	1,069	268	1,478
Redeemed	(9,178)	(3,613)	(328)	(9,879)	(139,972)	(327)	(5,963)	(6,440)	(1,685)	(14,282)

Net Increase (Decrease)	$ (1,374) $	(2,141) $	85	$ 86	$ 224,019	$ 290	$ (3,822) $	(1,654) $	364	$ (7,148)

Shares:
Sold	716	127	50	1,044	36,962	76	180	501	238	727
Reinvested	271	64	3	296	8,295	8	95	126	32	172
Redeemed	(1,220)	(499)	(44)	(1,433)	(19,207)	(42)	(849)	(838)	(234)	(1,885)

Net Increase (Decrease)	(233)	(308)	9	(93)	26,050	42	(574)	(211)	36	(986)

Year Ended October 31, 2007
Dollars:
Sold	$ 9,682 $	1,337 $	668	$ 14,339	$ 579,235	$ 531	$ 2,349 $	5,244 $	2,683	$ 10,367
Reinvested	2,146	604	–	1,827	51,267	42	800	1,275	170	1,273
Redeemed	(12,041)	(4,564)	(67)	(7,882)	(88,241)	(90)	(6,034)	(12,217)	(1,084)	(9,504)

Net Increase (Decrease)	$ (213) $	(2,623) $	601	$ 8,284	$ 542,261	$ 483	$ (2,885) $	(5,698) $	1,769	$ 2,136

Shares:
Sold	1,125	158	76	1,772	67,288	62	274	609	323	1,184
Reinvested	261	74	–	237	6,165	5	101	156	21	155
Redeemed	(1,394)	(539)	(7)	(968)	(10,346)	(11)	(729)	(1,448)	(127)	(1,112)

Net Increase (Decrease)	(8)	(307)	69	1,041	63,107	56	(354)	(683)	217	227

Distributions:
Year Ended October 31, 2008
From net investment income $	– $	– $	–	$ –	$ (1,304) $	–	$ – $	– $	–	$ –
From net realized gain on
investments	(2,342)	(536)	(29)	(2,365)	(70,518)	(67)	(782)	(1,069)	(268)	(1,478)

Total Dividends and Distributions $	(2,342) $	(536) $	(29) $	(2,365) $	(71,822) $	(67) $	(782) $	(1,069) $	(268) $	(1,478)

Year Ended October 31, 2007
From net investment income $	– $	– $	–	$ –	$ (5,157) $	–	$ – $	– $	(4) $	(56)
From net realized gain on
investments	(2,171)	(607)	–	(1,828)	(46,110)	(42)	(800)	(1,275)	(166)	(1,218)

Total Dividends and Distributions $	(2,171) $	(607) $	–	$ (1,828) $	(51,267) $	(42) $	(800) $	(1,275) $	(170) $	(1,274)

(a) Effective June 13, 2008, Partners LargeCap Growth Fund I changed its name to LargeCap Growth Fund I.

See accompanying notes.

158

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Growth Fund II(a)

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 2,860		$ 958
Net realized gain (loss) from investment transactions and foreign currency transactions								(119,967)		98,710
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(489,374)		43,200

			Net Increase (Decrease) in Net Assets Resulting from Operations					(606,481)		142,868

Dividends and Distributions to Shareholders
From net investment income								–		(814)
From net realized gain on investments								(99,992)		(57,319)

					Total Dividends and Distributions			(99,992)		(58,133)

Capital Share Transactions
Net increase (decrease) in capital share transactions								1,240,556		(68,603)

					Total increase (decrease) in net assets			534,083		16,132

Net Assets
Beginning of period								854,794		838,662

End of period (including undistributed net investment income as set forth below)								$ 1,388,877		$ 854,794

Undistributed (overdistributed) net investment income (operating loss)								$ 5,743		$ –

	Class A	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 1,062	$ 328	$ 5,758	$ 1,284,746	$ 456	$ 2,585	$ 2,472	$ 2,145	$ 19,056
Reinvested	129	48	3,014	89,749	161	1,391	1,016	2,096	2,380
Redeemed	(612)	(177)	(6,469)	(130,357)	(766)	(5,394)	(3,311)	(12,899)	(18,051)

Net Increase (Decrease)	$ 579	$ 199	$ 2,303	$ 1,244,138	$ (149) $	(1,418) $	177	$ (8,658) $	3,385

Shares:
Sold	127	40	763	153,823	57	327	304	266	2,332
Reinvested	15	5	365	9,972	18	164	119	240	270
Redeemed	(78)	(23)	(881)	(16,866)	(98)	(707)	(421)	(1,572)	(2,306)

Net Increase (Decrease)	64	22	247	146,929	(23)	(216)	2	(1,066)	296

Year Ended October 31, 2007
Dollars:
Sold	$ 705	$ 384	$ 5,661	$ 173,492	$ 1,137	$ 1,238	$ 1,648	$ 3,342	$ 8,670
Issued in acquisitions	–	–	10,790	117,492	348	1,962	1,541	18	18
Reinvested	50	–	1,216	52,155	35	1,041	691	1,483	1,462
Redeemed	(233)	(17)	(4,625)	(433,059)	(347)	(4,129)	(3,446)	(3,970)	(5,356)

Net Increase (Decrease)	$ 522	$ 367	$ 13,042	$ (89,920)	$ 1,173	$ 112	$ 434	$ 873	$ 4,794

Shares:
Sold	79	44	674	19,708	124	146	191	390	963
Issued in acquisitions	–	–	1,348	13,671	41	239	186	2	2
Reinvested	6	–	155	6,173	4	129	85	180	176
Redeemed	(27)	(2)	(560)	(50,179)	(40)	(481)	(408)	(449)	(601)

Net Increase (Decrease)	58	42	1,617	(10,627)	129	33	54	123	540

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(133)	(48)	(3,014)	(89,749)	(161)	(1,391)	(1,016)	(2,098)	(2,382)

Total Dividends and Distributions $	(133) $	(48) $	(3,014) $	(89,749)	$ (161) $	(1,391) $	(1,016) $	(2,098) $	(2,382)

Year Ended October 31, 2007
From net investment income $	–	$ –	$ –	$ (814)	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(50)	–	(1,216)	(51,341)	(35)	(1,041)	(691)	(1,483)	(1,462)

Total Dividends and Distributions $	(50) $	–	$ (1,216) $	(52,155)	$ (35) $	(1,041) $	(691) $	(1,483) $	(1,462)

(a) Effective June 13, 2008, Partners LargeCap Growth Fund II changed its name to LargeCap Growth Fund II.
See accompanying notes.

159

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							LargeCap S&P 500 Index Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 17,104		$ 14,359
Net realized gain (loss) from investment transactions and foreign currency transactions								(27,571)		15,111
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(436,782)		106,869

		Net Increase (Decrease) in Net Assets Resulting from Operations						(447,249)		136,339

Dividends and Distributions to Shareholders
From net investment income								(15,259)		(11,410)
From net realized gain on investments								(12,577)		(3,300)

				Total Dividends and Distributions				(27,836)		(14,710)

Capital Share Transactions
Net increase (decrease) in capital share transactions								81,507		120,373
Redemption fees - Class A								6		2
Redemption fees - Class J								5		5

				Total increase (decrease) in net assets				(393,567)		242,009

Net Assets
Beginning of period								1,183,660		941,651

End of period (including undistributed net investment income as set forth below)							$ 790,093		$ 1,183,660

Undistributed (overdistributed) net investment income (operating loss)							$ 13,357		$ 11,600

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 13,931 $	1,782	$ 45,226 $	111,968	$ 4,973	$ 8,621 $	44,872	$ 48,757	$ 45,890
Reinvested	2,042	48	9,438	2,582	270	1,458	4,084	1,510	6,358
Redeemed	(18,940)	(806)	(72,769)	(37,261)	(5,090)	(13,327)	(40,632)	(12,247)	(71,231)

Net Increase (Decrease)	$ (2,967) $	1,024	$ (18,105) $	77,289	$ 153	$ (3,248) $	8,324	$ 38,020	$ (18,983)

Shares:
Sold	1,566	196	4,951	12,119	544	937	4,895	5,245	4,828
Reinvested	197	5	919	249	26	141	394	145	608
Redeemed	(2,121)	(89)	(8,100)	(3,962)	(645)	(1,457)	(4,441)	(1,298)	(7,687)

Net Increase (Decrease)	(358)	112	(2,230)	8,406	(75)	(379)	848	4,092	(2,251)

Year Ended October 31, 2007
Dollars:
Sold	$ 16,759 $	2,712	$ 61,322 $	65,224	$ 6,266	$ 11,291 $	55,614	$ 28,334	$ 85,447
Reinvested	1,193	–	5,200	675	84	935	2,021	700	3,881
Redeemed	(16,358)	(159)	(60,660)	(15,406)	(988)	(20,088)	(23,423)	(12,462)	(77,741)

Net Increase (Decrease)	$ 1,594 $	2,553	$ 5,862 $	50,493	$ 5,362	$ (7,862) $	34,212	$ 16,572	$ 11,587

Shares:
Sold	1,604	260	5,948	6,287	588	1,094	5,280	2,739	8,142
Reinvested	119	–	523	67	8	93	201	70	383
Redeemed	(1,567)	(15)	(5,875)	(1,470)	(95)	(1,911)	(2,246)	(1,182)	(7,528)

Net Increase (Decrease)	156	245	596	4,884	501	(724)	3,235	1,627	997

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,115) $	(18) $	(4,943) $	(1,605) $	(124) $	(712) $	(2,158) $	(855) $	(3,729)
From net realized gain on
investments	(950)	(31)	(4,503)	(986)	(146)	(746)	(1,926)	(655)	(2,634)

Total Dividends and Distributions $	(2,065) $	(49) $	(9,446) $	(2,591) $	(270) $	(1,458) $	(4,084) $	(1,510) $	(6,363)

Year Ended October 31, 2007
From net investment income $	(934) $	–	$ (3,897) $	(565) $	(60) $	(686) $	(1,572) $	(558) $	(3,138)
From net realized gain on
investments	(273)	–	(1,307)	(112)	(25)	(249)	(449)	(142)	(743)

Total Dividends and Distributions $	(1,207) $	–	$ (5,204) $	(677) $	(85) $	(935) $	(2,021) $	(700) $	(3,881)

See accompanying notes.

160

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Value Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 16,256		$ 12,798
Net realized gain (loss) from investment transactions and foreign currency transactions								(117,644)		67,120
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(228,559)		(7,982)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(329,947)		71,936

Dividends and Distributions to Shareholders
From net investment income								(13,362)		(11,030)
From net realized gain on investments								(67,190)		(34,028)

					Total Dividends and Distributions			(80,552)		(45,058)

Capital Share Transactions
Net increase (decrease) in capital share transactions								165,262		97,809
Redemption fees - Class A								–		6
Redemption fees - Class J								2		1

					Total increase (decrease) in net assets			(245,235)		124,694

Net Assets
Beginning of period								867,568		742,874

End of period (including undistributed net investment income as set forth below)							$ 622,333		$ 867,568

Undistributed (overdistributed) net investment income (operating loss)							$ 12,939		$ 10,047

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 12,913 $	1,018 $	1,337	$ 12,805	$ 138,054	$ 574	$ 1,077 $	922	$ 1,543	$ 3,113
Reinvested	25,827	1,584	89	5,364	45,498	87	322	274	171	686
Redeemed	(39,802)	(5,440)	(711)	(13,409)	(16,085)	(595)	(1,939)	(1,088)	(1,283)	(7,644)

Net Increase (Decrease)	$ (1,062) $	(2,838) $	715	$ 4,760	$ 167,467	$ 66	$ (540) $	108	$ 431	$ (3,845)

Shares:
Sold	1,218	96	128	1,249	12,772	57	101	89	144	299
Reinvested	2,151	133	8	453	3,791	7	27	23	14	57
Redeemed	(3,784)	(522)	(70)	(1,301)	(1,692)	(57)	(176)	(104)	(119)	(676)

Net Increase (Decrease)	(415)	(293)	66	401	14,871	7	(48)	8	39	(320)

Year Ended October 31, 2007
Dollars:
Sold	$ 22,211 $	2,230 $	1,079	$ 17,382	$ 95,553	$ 565	$ 621 $	1,345	$ 992	$ 5,129
Reinvested	16,973	1,096	–	2,937	22,204	41	289	172	76	699
Redeemed	(45,433)	(6,752)	(54)	(11,798)	(19,008)	(317)	(2,380)	(1,305)	(482)	(6,256)

Net Increase (Decrease)	$ (6,249) $	(3,426) $	1,025	$ 8,521	$ 98,749	$ 289	$ (1,470) $	212	$ 586	$ (428)

Shares:
Sold	1,685	170	82	1,334	7,161	43	47	103	77	389
Reinvested	1,324	86	–	232	1,730	3	23	14	6	54
Redeemed	(3,446)	(513)	(4)	(903)	(1,476)	(24)	(183)	(98)	(38)	(464)

Net Increase (Decrease)	(437)	(257)	78	663	7,415	22	(113)	19	45	(21)

Distributions:
Year Ended October 31, 2008
From net investment income $	(3,771) $	(54) $	(8) $	(697) $	(8,609) $	(9) $	(38) $	(37) $	(26) $	(113)
From net realized gain on
investments	(22,689)	(1,543)	(81)	(4,670)	(36,890)	(78)	(284)	(237)	(145)	(573)

Total Dividends and Distributions $	(26,460) $	(1,597) $	(89) $	(5,367) $	(45,499) $	(87) $	(322) $	(274) $	(171) $	(686)

Year Ended October 31, 2007
From net investment income $	(3,891) $	(48) $	–	$ (529) $	(6,275) $	(6) $	(52) $	(35) $	(18) $	(176)
From net realized gain on
investments	(13,531)	(1,056)	–	(2,408)	(16,042)	(35)	(237)	(137)	(59)	(523)

Total Dividends and Distributions $	(17,422) $	(1,104) $	–	$ (2,937) $	(22,317) $	(41) $	(289) $	(172) $	(77) $	(699)

See accompanying notes.

161

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Value Fund I(a)

							Year Ended	Year Ended
							October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)							$ 19,486	$ 11,678
Net realized gain (loss) from investment transactions and foreign currency transactions							(10,575)	23,159
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(531,943)	61,495

		Net Increase (Decrease) in Net Assets Resulting from Operations					(523,032)	96,332

Dividends and Distributions to Shareholders
From net investment income							(13,500)	(6,190)
From net realized gain on investments							(23,389)	(13,460)

				Total Dividends and Distributions			(36,889)	(19,650)

Capital Share Transactions
Net increase (decrease) in capital share transactions							420,047	370,768

				Total increase (decrease) in net assets			(139,874)	447,450

Net Assets
Beginning of period							1,034,838	587,388

End of period (including undistributed net investment income as set forth below)							$ 894,964	$ 1,034,838

Undistributed (overdistributed) net investment income (operating loss)							$ 15,968	$ 9,983

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 436,645	$ 994	$ 2,160	$ 3,411	$ 2,097	$ 1,605
Reinvested	35,928	147	200	217	81	315
Redeemed	(56,350)	(940)	(1,109)	(3,033)	(903)	(1,418)

Net Increase (Decrease)	$ 416,223	$ 201	$ 1,251	$ 595	$ 1,275	$ 502

Shares:
Sold	35,438	87	173	284	174	127
Reinvested	2,581	10	14	15	6	23
Redeemed	(5,172)	(80)	(91)	(261)	(79)	(122)

Net Increase (Decrease)	32,847	17	96	38	101	28

Year Ended October 31, 2007
Dollars:
Sold	$ 386,685	$ 2,035	$ 1,685	$ 2,137	$ 1,970	$ 6,491
Reinvested	19,035	102	125	132	34	221
Redeemed	(40,292)	(1,738)	(931)	(1,151)	(907)	(4,865)

Net Increase (Decrease)	$ 365,428	$ 399	$ 879	$ 1,118	$ 1,097	$ 1,847

Shares:
Sold	27,268	141	118	149	140	446
Reinvested	1,373	8	9	10	2	16
Redeemed	(2,817)	(122)	(65)	(80)	(63)	(326)

Net Increase (Decrease)	25,824	27	62	79	79	136

Distributions:
Year Ended October 31, 2008
From net investment income $	(13,255) $	(25) $	(41) $	(55) $	(24) $	(100)
From net realized gain on
investments	(22,674)	(122)	(159)	(162)	(57)	(215)

Total Dividends and Distributions $	(35,929) $	(147) $	(200) $	(217) $	(81) $	(315)

Year Ended October 31, 2007
From net investment income $	(6,098) $	(2) $	(9) $	(20) $	(7) $	(54)
From net realized gain on
investments	(12,937)	(101)	(116)	(112)	(27)	(167)

Total Dividends and Distributions $	(19,035) $	(103) $	(125) $	(132) $	(34) $	(221)

(a) Effective June 13, 2008, Partners LargeCap Value Fund I changed its name to LargeCap Value Fund I.

See accompanying notes.

162

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Value Fund II(a)

							Year Ended	Year Ended
							October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)							$ 3,956	$ 4,368
Net realized gain (loss) from investment transactions and foreign currency transactions							(7,471)	13,702
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(77,741)	5,968

		Net Increase (Decrease) in Net Assets Resulting from Operations					(81,256)	24,038

Dividends and Distributions to Shareholders
From net investment income							(4,302)	(3,830)
From net realized gain on investments							(13,951)	(3,526)

				Total Dividends and Distributions			(18,253)	(7,356)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(22,191)	(23,715)

				Total increase (decrease) in net assets			(121,700)	(7,033)

Net Assets
Beginning of period							240,428	247,461

End of period (including undistributed net investment income as set forth below)							$ 118,728	$ 240,428

Undistributed (overdistributed) net investment income (operating loss)							$ 3,130	$ 3,476

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 7,935 $	319 $	114 $	314 $	66	$ 391
Reinvested	17,819	12	22	191	11	197
Redeemed	(47,790)	(48)	(23)	(1,164)	(9)	(548)

Net Increase (Decrease)	$ (22,036) $	283 $	113 $	(659) $	68	$ 40

Shares:
Sold	839	33	12	32	7	40
Reinvested	1,586	1	2	17	1	17
Redeemed	(4,977)	(5)	(3)	(125)	(1)	(57)

Net Increase (Decrease)	(2,552)	29	11	(76)	7	–

Year Ended October 31, 2007
Dollars:
Sold	$ 12,220 $	75 $	184 $	1,010 $	135	$ 4,228
Reinvested	7,214	3	15	54	–	69
Redeemed	(43,381)	(74)	(575)	(473)	(1)	(4,418)

Net Increase (Decrease)	$ (23,947) $	4 $	(376) $	591 $	134	$ (121)

Shares:
Sold	1,007	6	15	85	11	336
Reinvested	608	–	1	4	–	6
Redeemed	(3,539)	(6)	(47)	(39)	–	(349)

Net Increase (Decrease)	(1,924)	–	(31)	50	11	(7)

Distributions:
Year Ended October 31, 2008
From net investment income $	(4,220) $	(2) $	(4) $	(33) $	(2) $	(41)
From net realized gain on
investments	(13,600)	(10)	(18)	(158)	(9)	(156)

Total Dividends and Distributions $	(17,820) $	(12) $	(22) $	(191) $	(11) $	(197)

Year Ended October 31, 2007
From net investment income $	(3,767) $	(1) $	(5) $	(24) $	–	$ (33)
From net realized gain on
investments	(3,447)	(2)	(10)	(30)	–	(37)

Total Dividends and Distributions $	(7,214) $	(3) $	(15) $	(54) $	–	$ (70)

(a) Effective June 13, 2008, Partners LargeCap Value Fund II changed its name to LargeCap Value Fund II.

See accompanying notes.

163

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Value Fund III(a)

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 51,582		$ 45,996
Net realized gain (loss) from investment transactions and foreign currency transactions								(130,835)		161,956
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,087,691)		(4,733)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(1,166,944)		203,219

Dividends and Distributions to Shareholders
From net investment income								(50,200)		(38,660)
From net realized gain on investments								(161,500)		(114,675)

					Total Dividends and Distributions			(211,700)		(153,335)

Capital Share Transactions
Net increase (decrease) in capital share transactions								452,616		199,426
Redemption fees - Class A								1		2
Redemption fees - Class J								2		–

					Total increase (decrease) in net assets			(926,025)		249,312

Net Assets
Beginning of period								2,790,713		2,541,401

End of period (including undistributed net investment income as set forth below)							$ 1,864,688		$ 2,790,713

Undistributed (overdistributed) net investment income (operating loss)							$ 37,209		$ 35,816

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 6,200	$ 750 $	679	$ 13,559	$ 746,251	$ 1,830	$ 2,753	$ 6,257	$ 12,936	$ 13,062
Reinvested	4,820	1,454	99	9,666	166,612	628	4,447	9,759	4,265	9,820
Redeemed	(16,522)	(5,086)	(470)	(26,190)	(377,618)	(2,092)	(17,791)	(34,182)	(28,890)	(54,390)

Net Increase (Decrease)	$ (5,502) $	(2,882) $	308	$ (2,965) $	535,245	$ 366	$ (10,591) $	(18,166) $	(11,689) $	(31,508)

Shares:
Sold	513	61	53	1,087	71,831	147	235	500	1,031	1,042
Reinvested	341	103	7	693	11,789	45	318	676	303	695
Redeemed	(1,382)	(434)	(41)	(2,242)	(31,668)	(173)	(1,507)	(2,833)	(2,339)	(4,661)

Net Increase (Decrease)	(528)	(270)	19	(462)	51,952	19	(954)	(1,657)	(1,005)	(2,924)

Year Ended October 31, 2007
Dollars:
Sold	$ 13,727	$ 2,651 $	1,512	$ 41,792	$ 343,775	$ 4,721	$ 11,120	$ 61,892	$ 24,414	$ 37,728
Reinvested	3,528	1,119	–	5,999	124,170	315	3,444	5,144	2,580	6,955
Redeemed	(14,351)	(4,322)	(135)	(22,355)	(377,955)	(2,309)	(13,930)	(23,675)	(10,537)	(27,591)

Net Increase (Decrease)	$ 2,904	$ (552) $	1,377	$ 25,436	$ 89,990	$ 2,727	$ 634	$ 43,361	$ 16,457	$ 17,092

Shares:
Sold	872	168	95	2,676	21,773	301	713	3,845	1,536	2,373
Reinvested	230	73	–	397	8,086	21	228	330	169	454
Redeemed	(907)	(273)	(9)	(1,432)	(24,218)	(146)	(895)	(1,453)	(668)	(1,744)

Net Increase (Decrease)	195	(32)	86	1,641	5,641	176	46	2,722	1,037	1,083

Distributions:
Year Ended October 31, 2008
From net investment income $	(901) $	(139) $	(9) $	(1,835) $	(41,624) $	(102) $	(780) $	(1,871) $	(748) $	(2,191)
From net realized gain on
investments	(4,015)	(1,335)	(90)	(7,841)	(124,992)	(526)	(3,667)	(7,888)	(3,517)	(7,629)

Total Dividends and Distributions $	(4,916) $	(1,474) $	(99) $		(9,676) $ (166,616) $	(628) $	(4,447) $	(9,759) $	(4,265) $	(9,820)

Year Ended October 31, 2007
From net investment income $	(631) $	(65) $	–	$ (1,026) $	(33,163) $	(44) $	(552) $	(985) $	(558) $	(1,636)
From net realized gain on
investments	(2,966)	(1,063)	–	(4,975)	(91,007)	(271)	(2,892)	(4,160)	(2,022)	(5,319)

Total Dividends and Distributions $	(3,597) $	(1,128) $	–	$ (6,001) $ (124,170) $		(315) $	(3,444) $	(5,145) $	(2,580) $	(6,955)

(a) Effective June 13, 2008, Partners LargeCap Value Fund changed its name to LargeCap Value Fund III.

See accompanying notes.

164

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									MidCap Blend Fund

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ (896)		$ (424)
Net realized gain (loss) from investment transactions and foreign currency transactions								32,307		86,633
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(341,511)		59,289

			Net Increase (Decrease) in Net Assets Resulting from Operations					(310,100)		145,498

Dividends and Distributions to Shareholders
From net investment income								–		(1,198)
From net realized gain on investments								(86,226)		(77,285)

					Total Dividends and Distributions			(86,226)		(78,483)

Capital Share Transactions
Net increase (decrease) in capital share transactions								49,743		54,601
Redemption fees - Class A								3		14
Redemption fees - Class B								–		1
Redemption fees - Class J								3		4

					Total increase (decrease) in net assets			(346,577)		121,635

Net Assets
Beginning of period								931,855		810,220

End of period (including undistributed net investment income as set forth below)								$ 585,278		$ 931,855

Undistributed (overdistributed) net investment income (operating loss)								$ 13		$ –

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 44,988	$ 4,807 $	2,706	$ 27,795	$ 42,800	$ 539	$ 1,630	$ 4,650	$ 2,966	$ 6,169
Reinvested	53,899	6,258	386	20,143	122	123	318	948	579	2,442
Redeemed	(85,634)	(17,802)	(1,233)	(42,998)	(4,071)	(425)	(1,056)	(3,256)	(2,067)	(15,983)

Net Increase (Decrease)	$ 13,253	$ (6,737) $	1,859	$ 4,940	$ 38,851	$ 237	$ 892	$ 2,342	$ 1,478	$ (7,372)

Shares:
Sold	3,438	371	211	2,148	3,223	42	124	356	220	475
Reinvested	3,831	446	28	1,470	9	9	23	68	41	174
Redeemed	(6,664)	(1,395)	(98)	(3,444)	(322)	(33)	(85)	(252)	(153)	(1,190)

Net Increase (Decrease)	605	(578)	141	174	2,910	18	62	172	108	(541)

Year Ended October 31, 2007
Dollars:
Sold	$ 50,940	$ 7,363 $	4,055	$ 54,040	$ 1,356	$ 939	$ 1,103	$ 5,120	$ 1,746	$ 8,787
Reinvested	52,029	6,323	–	15,553	–	61	252	578	500	2,175
Redeemed	(99,599)	(17,419)	(326)	(29,027)	(8)	(208)	(894)	(2,714)	(1,504)	(6,620)

Net Increase (Decrease)	$ 3,370	$ (3,733) $	3,729	$ 40,566	$ 1,348	$ 792	$ 461	$ 2,984	$ 742	$ 4,342

Shares:
Sold	3,393	489	268	3,670	86	62	74	350	116	587
Reinvested	3,693	450	–	1,129	–	4	18	41	35	154
Redeemed	(6,641)	(1,162)	(21)	(1,970)	(1)	(14)	(60)	(186)	(97)	(435)

Net Increase (Decrease)	445	(223)	247	2,829	85	52	32	205	54	306

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(54,757)	(6,357)	(401)	(20,165)	(130)	(123)	(318)	(948)	(579)	(2,448)

Total Dividends and Distributions $	(54,757) $	(6,357) $	(401) $	(20,165) $	(130) $	(123) $	(318) $	(948) $	(579) $	(2,448)

Year Ended October 31, 2007
From net investment income $	(1,117) $	– $	–	$ –	$ –	$ –	$ –	$ –	$ (10) $	(71)
From net realized gain on
investments	(51,835)	(6,401)	–	(15,563)	(1)	(61)	(252)	(578)	(490)	(2,104)

Total Dividends and Distributions $	(52,952) $	(6,401) $	–	$ (15,563) $	(1) $	(61) $	(252) $	(578) $	(500) $	(2,175)

See accompanying notes.

165

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								MidCap Growth Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ (242)		$ (227)
Net realized gain (loss) from investment transactions and foreign currency transactions								(3,240)	4,007
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(20,056)	6,323

			Net Increase (Decrease) in Net Assets Resulting from Operations					(23,538)	10,103

Dividends and Distributions to Shareholders
From net realized gain on investments								(3,244)	–

					Total Dividends and Distributions			(3,244)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions								30,463	5,510

					Total increase (decrease) in net assets			3,681	15,613

Net Assets
Beginning of period								45,607	29,994

End of period (including undistributed net investment income as set forth below)							$ 49,288		$ 45,607

Undistributed (overdistributed) net investment income (operating loss)							$ –		$ –

		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 10,542	$ 21,924	$ 751	$ 501 $	1,174 $	6,038 $	4,253
Reinvested	2,068	605	17	50	105	24	293
Redeemed	(7,082)	(4,157)	(127)	(270)	(331)	(874)	(5,041)

Net Increase (Decrease)	$ 5,528	$ 18,372	$ 641	$ 281 $	948 $	5,188 $	(495)

Shares:
Sold	1,442	2,978	111	67	168	790	586
Reinvested	265	72	2	6	12	3	34
Redeemed	(1,032)	(606)	(19)	(40)	(46)	(117)	(671)

Net Increase (Decrease)	675	2,444	94	33	134	676	(51)

Year Ended October 31, 2007
Dollars:
Sold	$ 5,912	$ 4,145	$ 196	$ 407 $	587 $	110 $	2,923
Redeemed	(4,571)	(294)	(99)	(2,068)	(1,188)	(138)	(412)

Net Increase (Decrease)	$ 1,341	$ 3,851	$ 97	$ (1,661) $	(601) $	(28) $	2,511

Shares:
Sold	818	552	26	53	72	15	356
Redeemed	(659)	(38)	(13)	(267)	(164)	(18)	(52)

Net Increase (Decrease)	159	514	13	(214)	(92)	(3)	304

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ – $	– $	– $	–
From net realized gain on
investments	(2,068)	(684)	(17)	(50)	(105)	(27)	(293)

Total Dividends and Distributions $	(2,068) $	(684) $	(17) $	(50) $	(105) $	(27) $	(293)

See accompanying notes.

166

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								MidCap Growth Fund I(a)

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ (277)	$ (2)
Net realized gain (loss) from investment transactions and foreign currency transactions								(14,101)	35,378
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(117,409)	11,344

			Net Increase (Decrease) in Net Assets Resulting from Operations					(131,787)	46,720

Dividends and Distributions to Shareholders
From net realized gain on investments								(35,454)	(31,579)

					Total Dividends and Distributions			(35,454)	(31,579)

Capital Share Transactions
Net increase (decrease) in capital share transactions								12,788	59,194

					Total increase (decrease) in net assets			(154,453)	74,335

Net Assets
Beginning of period								332,141	257,806

End of period (including undistributed net investment income as set forth below)								$ 177,688	$ 332,141

Undistributed (overdistributed) net investment income (operating loss)								$ –	$ 46

	Class A		Class C Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 1,178	$ 162	$ 18,943	$ 966	$ 726	$ 4,500	$ 3,796	$ 4,174
Reinvested	379	38	33,113	129	405	421	377	585
Redeemed	(1,384)	(145)	(43,787)	(286)	(888)	(3,060)	(1,759)	(5,795)

Net Increase (Decrease)	$ 173	$ 55	$ 8,269	$ 809	$ 243	$ 1,861	$ 2,414	$ (1,036)

Shares:
Sold	116	16	1,683	93	69	428	361	385
Reinvested	33	4	2,835	11	36	37	33	51
Redeemed	(146)	(15)	(4,376)	(29)	(88)	(310)	(170)	(594)

Net Increase (Decrease)	3	5	142	75	17	155	224	(158)

Year Ended October 31, 2007
Dollars:
Sold	$ 3,213	$ 320	$ 44,338	$ 876	$ 2,434	$ 2,899	$ 2,733	$ 3,789
Reinvested	235	–	30,489	29	204	341	132	148
Redeemed	(1,773)	(5)	(27,031)	(79)	(836)	(2,461)	(421)	(380)

Net Increase (Decrease)	$ 1,675	$ 315	$ 47,796	$ 826	$ 1,802	$ 779	$ 2,444	$ 3,557

Shares:
Sold	259	26	3,492	70	197	230	212	288
Reinvested	20	–	2,577	3	18	29	11	12
Redeemed	(142)	(1)	(2,179)	(6)	(68)	(210)	(33)	(30)

Net Increase (Decrease)	137	25	3,890	67	147	49	190	270

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(386)	(38)	(33,113)	(129)	(405)	(421)	(377)	(585)

Total Dividends and Distributions $	(386) $	(38) $	(33,113) $	(129) $	(405) $	(421) $	(377) $	(585)

Year Ended October 31, 2007
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(235)	–	(30,489)	(30)	(204)	(341)	(132)	(148)

Total Dividends and Distributions $	(235) $	–	$ (30,489) $	(30) $	(204) $	(341) $	(132) $	(148)

(a) Effective June 13, 2008, Partners MidCap Growth Fund I changed its name to MidCap Growth Fund I.
See accompanying notes.

167

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								MidCap Growth Fund II(a)

							Year Ended	Year Ended
							October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)							$ (1,469)	$ (2,153)
Net realized gain (loss) from investment transactions and foreign currency transactions							(66,575)	47,369
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(149,703)	16,781

		Net Increase (Decrease) in Net Assets Resulting from Operations					(217,747)	61,997

Dividends and Distributions to Shareholders
From net realized gain on investments							(46,679)	(56,276)
From tax return of capital							(8)	–

					Total Dividends and Distributions		(46,687)	(56,276)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(107,254)	6,794

					Total increase (decrease) in net assets		(371,688)	12,515

Net Assets
Beginning of period							577,354	564,839

End of period (including undistributed net investment income as set forth below)							$ 205,666	$ 577,354

Undistributed (overdistributed) net investment income (operating loss)							$ –	$ –

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 5,448 $	526	$ 330	$ 1,099	$ 953	$ 3,609
Reinvested	43,624	265	223	943	906	725
Redeemed	(152,506)	(790)	(675)	(3,022)	(1,756)	(7,156)

Net Increase (Decrease)	$ (103,434) $	1	$ (122) $	(980) $	103	$ (2,822)

Shares:
Sold	577	59	39	129	104	396
Reinvested	4,108	26	22	91	87	69
Redeemed	(16,290)	(88)	(78)	(337)	(204)	(828)

Net Increase (Decrease)	(11,605)	(3)	(17)	(117)	(13)	(363)

Year Ended October 31, 2007
Dollars:
Sold	$ 22,315 $	1,582	$ 1,367	$ 4,436	$ 6,069	$ 5,052
Reinvested	53,591	217	196	949	803	519
Redeemed	(79,865)	(616)	(627)	(4,026)	(3,022)	(2,146)

Net Increase (Decrease)	$ (3,959) $	1,183	$ 936	$ 1,359	$ 3,850	$ 3,425

Shares:
Sold	1,943	137	119	391	525	434
Reinvested	4,672	19	17	84	71	46
Redeemed	(6,860)	(55)	(56)	(348)	(265)	(185)

Net Increase (Decrease)	(245)	101	80	127	331	295

Distributions:
Year Ended October 31, 2008
From net investment income $	– $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	(43,617)	(265)	(223)	(943)	(906)	(725)
From tax return of capital	(8)	–	–	–	–	–

Total Dividends and Distributions $	(43,625) $	(265) $	(223) $	(943) $	(906) $	(725)

Year Ended October 31, 2007
From net investment income $	– $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	(53,591)	(217)	(196)	(949)	(803)	(520)

Total Dividends and Distributions $	(53,591) $	(217) $	(196) $	(949) $	(803) $	(520)

(a) Effective June 13, 2008, Partners MidCap Growth Fund II changed its name to MidCap Growth Fund II.

See accompanying notes.

168

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								MidCap Growth Fund III(a)

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ (3,451)		$ (3,474)
Net realized gain (loss) from investment transactions and foreign currency transactions								(102,422)		53,603
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(299,531)		110,075

			Net Increase (Decrease) in Net Assets Resulting from Operations					(405,404)		160,204

Dividends and Distributions to Shareholders
From net realized gain on investments								(47,607)		(14,443)
From tax return of capital								(294)		–

					Total Dividends and Distributions			(47,901)		(14,443)

Capital Share Transactions
Net increase (decrease) in capital share transactions								257,856		102,385
Redemption fees - Class A								3		1

					Total increase (decrease) in net assets			(195,446)		248,147

Net Assets
Beginning of period								725,264		477,117

End of period (including undistributed net investment income as set forth below)								$ 529,818		$ 725,264

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ –

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 9,396	$ 1,402 $	1,312	$ 6,361	$ 273,307	$ 825	$ 2,785 $	14,236	$ 7,774	$ 12,491
Reinvested	2,594	818	103	2,590	35,472	70	952	2,151	1,730	1,347
Redeemed	(9,502)	(3,697)	(903)	(7,773)	(69,589)	(346)	(4,335)	(5,048)	(4,174)	(14,493)

Net Increase (Decrease)	$ 2,488	$ (1,477) $	512	$ 1,178	$ 239,190	$ 549	$ (598) $	11,339	$ 5,330	$ (655)

Shares:
Sold	935	143	128	677	27,134	85	284	1,423	751	1,212
Reinvested	236	76	9	246	3,159	7	86	189	152	117
Redeemed	(1,031)	(407)	(100)	(871)	(7,754)	(39)	(468)	(550)	(451)	(1,517)

Net Increase (Decrease)	140	(188)	37	52	22,539	53	(98)	1,062	452	(188)

Year Ended October 31, 2007
Dollars:
Sold	$ 10,453	$ 2,219 $	980	$ 7,977	$ 162,050	$ 416	$ 4,050 $	7,980	$ 9,110	$ 10,091
Reinvested	809	308	–	858	9,967	17	354	830	509	775
Redeemed	(7,614)	(2,752)	(23)	(5,947)	(65,325)	(250)	(4,408)	(12,532)	(5,396)	(23,121)

Net Increase (Decrease)	$ 3,648	$ (225) $	957	$ 2,888	$ 106,692	$ 183	$ (4) $	(3,722) $	4,223	$ (12,255)

Shares:
Sold	988	209	91	779	15,532	40	384	746	855	908
Reinvested	83	32	–	93	1,017	2	37	83	51	77
Redeemed	(738)	(269)	(2)	(604)	(6,510)	(25)	(425)	(1,186)	(516)	(2,111)

Net Increase (Decrease)	333	(28)	89	268	10,039	17	(4)	(357)	390	(1,126)

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ – $	–	$ –	$ –
From net realized gain on
investments	(2,628)	(834)	(104)	(2,574)	(35,254)	(70)	(947)	(2,138)	(1,719)	(1,339)
From tax return of capital	(16)	(5)	(1)	(16)	(218)	–	(6)	(13)	(11)	(8)

Total Dividends and Distributions $	(2,644) $	(839) $	(105) $	(2,590) $	(35,472) $	(70) $	(953) $	(2,151) $	(1,730) $	(1,347)

Year Ended October 31, 2007
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ – $	–	$ –	$ –
From net realized gain on
investments	(822)	(311)	–	(858)	(9,967)	(17)	(354)	(830)	(509)	(775)

Total Dividends and Distributions $	(822) $	(311) $	–	$ (858) $	(9,967) $	(17) $	(354) $	(830) $	(509) $	(775)

(a) Effective June 13, 2008, Partners MidCap Growth Fund changed its name to MidCap Growth Fund III.

See accompanying notes.

169

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							MidCap S&P 400 Index Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 2,220		$ 1,898
Net realized gain (loss) from investment transactions and foreign currency transactions								5,722	14,518
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(102,536)	13,283

		Net Increase (Decrease) in Net Assets Resulting from Operations						(94,594)	29,699

Dividends and Distributions to Shareholders
From net investment income								(1,906)	(1,341)
From net realized gain on investments								(14,804)	(5,532)

				Total Dividends and Distributions				(16,710)	(6,873)

Capital Share Transactions
Net increase (decrease) in capital share transactions								40,908	47,133
Redemption fees - Class J								–	1

				Total increase (decrease) in net assets				(70,396)	69,960

Net Assets
Beginning of period								236,181	166,221

End of period (including undistributed net investment income as set forth below)							$ 165,785		$ 236,181

Undistributed (overdistributed) net investment income (operating loss)							$ 1,803		$ 1,493

	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 6,472 $	26,518 $	2,619 $	3,907 $	11,237 $	13,051 $	16,604
Reinvested	2,902	2,499	401	1,760	3,029	1,194	4,911
Redeemed	(9,244)	(10,154)	(2,168)	(6,049)	(9,732)	(3,805)	(15,044)

Net Increase (Decrease)	$ 130 $	18,863 $	852 $	(382) $	4,534 $	10,440 $	6,471

Shares:
Sold	493	1,982	196	291	827	938	1,233
Reinvested	199	169	27	118	202	79	326
Redeemed	(721)	(779)	(181)	(470)	(728)	(282)	(1,133)

Net Increase (Decrease)	(29)	1,372	42	(61)	301	735	426

Year Ended October 31, 2007
Dollars:
Sold	$ 10,714 $	21,592 $	3,833 $	6,120 $	13,757 $	9,447 $	34,900
Reinvested	1,353	615	92	912	1,228	483	2,183
Redeemed	(8,512)	(5,192)	(917)	(7,544)	(6,207)	(6,526)	(25,198)

Net Increase (Decrease)	$ 3,555 $	17,015 $	3,008 $	(512) $	8,778 $	3,404 $	11,885

Shares:
Sold	706	1,401	249	393	883	606	2,255
Reinvested	94	42	6	62	83	33	147
Redeemed	(558)	(336)	(58)	(485)	(399)	(411)	(1,642)

Net Increase (Decrease)	242	1,107	197	(30)	567	228	760

Distributions:
Year Ended October 31, 2008
From net investment income $	(249) $	(409) $	(23) $	(129) $	(300) $	(144) $	(652)
From net realized gain on
investments	(2,654)	(2,103)	(378)	(1,631)	(2,729)	(1,050)	(4,259)

Total Dividends and Distributions $	(2,903) $	(2,512) $	(401) $	(1,760) $	(3,029) $	(1,194) $	(4,911)

Year Ended October 31, 2007
From net investment income $	(188) $	(187) $	(10) $	(121) $	(217) $	(106) $	(512)
From net realized gain on
investments	(1,166)	(434)	(82)	(791)	(1,011)	(377)	(1,671)

Total Dividends and Distributions $	(1,354) $	(621) $	(92) $	(912) $	(1,228) $	(483) $	(2,183)

See accompanying notes.

170

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					MidCap Stock Fund

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 5,912	$ 8,271
Net realized gain (loss) from investment transactions and foreign currency transactions					(6,064)	102,638
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(230,490)	(70,737)

		Net Increase (Decrease) in Net Assets Resulting from Operations			(230,642)	40,172

Dividends and Distributions to Shareholders
From net investment income					(8,374)	(6,899)
From net realized gain on investments					(102,047)	(44,854)

				Total Dividends and Distributions	(110,421)	(51,753)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(115,515)	(115,305)
Redemption fees - Class A					8	1

				Total increase (decrease) in net assets	(456,570)	(126,885)

Net Assets
Beginning of period					852,634	979,519

End of period (including undistributed net investment income as set forth below)					$ 396,064	$ 852,634

Undistributed (overdistributed) net investment income (operating loss)					$ 2,516	$ 6,111

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 15,064 $	905 $	1,090 $	27,263
Reinvested	25,356	3,672	1,131	77,749
Redeemed	(188,080)	(9,389)	(4,067)	(66,209)

Net Increase (Decrease)	$ (147,660) $	(4,812) $	(1,846) $	38,803

Shares:
Sold	943	63	73	1,883
Reinvested	1,504	235	72	4,537
Redeemed	(11,525)	(653)	(280)	(4,008)

Net Increase (Decrease)	(9,078)	(355)	(135)	2,412

Year Ended October 31, 2007
Dollars:
Sold	$ 85,593 $	5,479 $	6,029 $	6,435
Reinvested	10,660	1,294	317	38,515
Redeemed	(53,308)	(7,368)	(3,617)	(205,334)

Net Increase (Decrease)	$ 42,945 $	(595) $	2,729 $ (160,384)

Shares:
Sold	3,952	268	294	299
Reinvested	509	66	16	1,814
Redeemed	(2,503)	(365)	(180)	(9,563)

Net Increase (Decrease)	1,958	(31)	130	(7,450)

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,687) $	(42) $	(23) $	(6,622)
From net realized gain on
investments	(25,422)	(4,087)	(1,411)	(71,127)

Total Dividends and Distributions $	(27,109) $	(4,129) $	(1,434) $	(77,749)

Year Ended October 31, 2007
From net investment income $	(1,237) $	(2) $	(1) $	(5,659)
From net realized gain on
investments	(10,079)	(1,505)	(414)	(32,856)

Total Dividends and Distributions $	(11,316) $	(1,507) $	(415) $	(38,515)

See accompanying notes.

171

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							MidCap Value Fund I(a)

							Year Ended	Year Ended
							October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)							$ 9,155	$ 7,248
Net realized gain (loss) from investment transactions and foreign currency transactions							(73,125)	102,607
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(301,196)	(22,178)

			Net Increase (Decrease) in Net Assets Resulting from Operations				(365,166)	87,677

Dividends and Distributions to Shareholders
From net investment income							(7,203)	(5,124)
From net realized gain on investments							(104,384)	(37,639)

					Total Dividends and Distributions		(111,587)	(42,763)

Capital Share Transactions
Net increase (decrease) in capital share transactions							146,067	188,580

					Total increase (decrease) in net assets		(330,686)	233,494

Net Assets
Beginning of period							995,744	762,250

End of period (including undistributed net investment income as set forth below)							$ 665,058	$ 995,744

Undistributed (overdistributed) net investment income (operating loss)							$ 7,385	$ 5,386

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 142,632	$ 1,569	$ 2,986	$ 6,449	$ 7,506	$ 11,790
Reinvested	105,591	432	686	2,108	948	1,822
Redeemed	(116,890)	(922)	(1,514)	(5,935)	(2,212)	(10,979)

Net Increase (Decrease)	$ 131,333	$ 1,079	$ 2,158	$ 2,622	$ 6,242	$ 2,633

Shares:
Sold	11,957	135	254	525	635	992
Reinvested	8,148	34	54	164	74	141
Redeemed	(10,132)	(78)	(131)	(509)	(191)	(920)

Net Increase (Decrease)	9,973	91	177	180	518	213

Year Ended October 31, 2007
Dollars:
Sold	$ 218,286	$ 2,391	$ 3,765	$ 8,059	$ 4,816	$ 13,500
Reinvested	41,077	116	212	556	258	544
Redeemed	(90,026)	(798)	(1,803)	(2,069)	(1,577)	(8,727)

Net Increase (Decrease)	$ 169,337	$ 1,709	$ 2,174	$ 6,546	$ 3,497	$ 5,317

Shares:
Sold	14,936	163	255	545	326	897
Reinvested	2,893	8	15	39	18	38
Redeemed	(6,156)	(55)	(124)	(142)	(106)	(574)

Net Increase (Decrease)	11,673	116	146	442	238	361

Distributions:
Year Ended October 31, 2008
From net investment income $	(7,031) $	–	$ (4) $	(46) $	(35) $	(87)
From net realized gain on
investments	(98,560)	(432)	(682)	(2,062)	(913)	(1,735)

Total Dividends and Distributions $ (105,591) $		(432) $	(686) $	(2,108) $	(948) $	(1,822)

Year Ended October 31, 2007
From net investment income $	(5,065) $	–	$ –	$ (5) $	(13) $	(41)
From net realized gain on
investments	(36,012)	(116)	(212)	(551)	(245)	(503)

Total Dividends and Distributions $	(41,077) $	(116) $	(212) $	(556) $	(258) $	(544)

(a) Effective June 13, 2008, Partners MidCap Value Fund I changed its name to MidCap Value Fund I.

See accompanying notes.

172

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								MidCap Value Fund II(a)

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 5,247	$ 4,920
Net realized gain (loss) from investment transactions and foreign currency transactions								(78,109)		69,564
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(188,302)		(15,888)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(261,164)		58,596

Dividends and Distributions to Shareholders
From net investment income								(4,560)		(4,130)
From net realized gain on investments								(70,206)		(54,948)

					Total Dividends and Distributions			(74,766)		(59,078)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(74,388)		49,804
Redemption fees - Class J								–		1

					Total increase (decrease) in net assets			(410,318)		49,323

Net Assets
Beginning of period								719,950		670,627

End of period (including undistributed net investment income as set forth below)								$ 309,632	$ 719,950

Undistributed (overdistributed) net investment income (operating loss)								$ 3,905	$ 3,218

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 2,195 $	298	$ 548	$ 6,317 $	51,833 $	372	$ 1,521 $	4,433 $	2,454 $	15,923
Reinvested	1,188	207	142	10,528	51,248	195	2,475	3,590	2,422	2,721
Redeemed	(3,460)	(539)	(508)	(19,891)	(156,916)	(666)	(7,055)	(12,123)	(12,384)	(21,456)

Net Increase (Decrease)	$ (77) $	(34) $	182	$ (3,046) $	(53,835) $	(99) $	(3,059) $	(4,100) $	(7,508) $	(2,812)

Shares:
Sold	178	24	43	545	4,303	31	135	378	201	1,326
Reinvested	86	15	11	807	3,692	14	187	263	179	198
Redeemed	(282)	(45)	(44)	(1,759)	(12,875)	(54)	(619)	(1,006)	(1,017)	(1,814)

Net Increase (Decrease)	(18)	(6)	10	(407)	(4,880)	(9)	(297)	(365)	(637)	(290)

Year Ended October 31, 2007
Dollars:
Sold	$ 7,167 $	1,109	$ 1,443	$ 15,676 $	91,486 $	1,120	$ 4,364 $	10,158 $	10,219 $	17,204
Reinvested	779	112	–	8,158	41,525	112	2,005	2,624	1,668	2,069
Redeemed	(4,871)	(424)	(123)	(19,997)	(108,891)	(619)	(6,140)	(9,027)	(5,058)	(14,044)

Net Increase (Decrease)	$ 3,075 $	797	$ 1,320	$ 3,837 $	24,120 $	613	$ 229 $	3,755 $	6,829 $	5,229

Shares:
Sold	449	70	91	1,024	5,758	69	283	643	647	1,060
Reinvested	50	7	–	554	2,660	7	134	171	109	134
Redeemed	(306)	(27)	(8)	(1,317)	(6,799)	(39)	(399)	(569)	(321)	(874)

Net Increase (Decrease)	193	50	83	261	1,619	37	18	245	435	320

Distributions:
Year Ended October 31, 2008
From net investment income $	(17) $	–	$ –	$ (310) $	(3,852) $	–	$ (35) $	(99) $	(107) $	(140)
From net realized gain on
investments	(1,200)	(210)	(143)	(10,230)	(47,400)	(195)	(2,441)	(3,491)	(2,315)	(2,581)

Total Dividends and Distributions $	(1,217) $	(210) $	(143) $	(10,540) $	(51,252) $	(195) $	(2,476) $	(3,590) $	(2,422) $	(2,721)

Year Ended October 31, 2007
From net investment income $	– $	–	$ –	$ – $	(3,873) $	–	$ – $	(55) $	(76) $	(126)
From net realized gain on
investments	(795)	(112)	–	(8,166)	(37,654)	(112)	(2,005)	(2,569)	(1,592)	(1,943)

Total Dividends and Distributions $	(795) $	(112) $	–	$ (8,166) $	(41,527) $	(112) $	(2,005) $	(2,624) $	(1,668) $	(2,069)

(a) Effective June 13, 2008, Partners MidCap Value Fund changed its name to MidCap Value Fund II.

See accompanying notes.

173

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								MidCap Value Fund III(a)

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 1,268		$ 759
Net realized gain (loss) from investment transactions and foreign currency transactions								(14,267)	11,248
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(39,134)	921

		Net Increase (Decrease) in Net Assets Resulting from Operations						(52,133)	12,928

Dividends and Distributions to Shareholders
From net investment income								(804)	(907)
From net realized gain on investments								(11,599)	(8,077)

				Total Dividends and Distributions				(12,403)	(8,984)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(3,955)	5,331
Redemption fees - Class J								–	3

				Total increase (decrease) in net assets				(68,491)	9,278

Net Assets
Beginning of period								149,702	140,424

End of period (including undistributed net investment income as set forth below)							$ 81,211		$ 149,702

Undistributed (overdistributed) net investment income (operating loss)							$ 966		$ 502

	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 6,323 $	– $	304 $	675 $	802 $	1,099 $	4,008
Reinvested	11,389	–	23	127	198	192	461
Redeemed	(25,626)	–	(151)	(680)	(1,031)	(752)	(1,316)

Net Increase (Decrease)	$ (7,914) $	– $	176 $	122 $	(31) $	539 $	3,153

Shares:
Sold	539	–	27	58	69	94	365
Reinvested	878	–	2	10	15	15	35
Redeemed	(2,243)	–	(14)	(61)	(87)	(63)	(115)

Net Increase (Decrease)	(826)	–	15	7	(3)	46	285

Year Ended October 31, 2007
Dollars:
Sold	$ 19,274 $	9 $	264 $	755 $	2,249 $	1,758 $	4,497
Reinvested	8,261	–	5	71	52	93	100
Redeemed	(23,174)	(6,096)	(88)	(367)	(755)	(887)	(690)

Net Increase (Decrease)	$ 4,361 $	(6,087) $	181 $	459 $	1,546 $	964 $	3,907

Shares:
Sold	1,322	1	18	51	154	120	305
Reinvested	592	–	–	5	4	6	7
Redeemed	(1,601)	(399)	(6)	(25)	(52)	(60)	(47)

Net Increase (Decrease)	313	(398)	12	31	106	66	265

Distributions:
Year Ended October 31, 2008
From net investment income $	(722) $	– $	(1) $	(6) $	(13) $	(17) $	(45)
From net realized gain on
investments	(10,676)	(1)	(23)	(121)	(185)	(175)	(418)

Total Dividends and Distributions $	(11,398) $	(1) $	(24) $	(127) $	(198) $	(192) $	(463)

Year Ended October 31, 2007
From net investment income $	(792) $	(73) $	– $	(6) $	(7) $	(13) $	(16)
From net realized gain on
investments	(7,473)	(325)	(5)	(65)	(45)	(80)	(84)

Total Dividends and Distributions $	(8,265) $	(398) $	(5) $	(71) $	(52) $	(93) $	(100)

(a) Effective June 13, 2008, MidCap Value Fund changed its name to MidCap Value Fund III.

See accompanying notes.

174

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Money Market Fund

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 80,699		$ 98,162
Net realized gain (loss) from investment transactions and foreign currency transactions									(3,741)		–

		Net Increase (Decrease) in Net Assets Resulting from Operations							76,958		98,162

Dividends and Distributions to Shareholders
From net investment income									(80,699)		(98,162)

					Total Dividends and Distributions				(80,699)		(98,162)

Capital Share Transactions
Net increase (decrease) in capital share transactions									270,331		1,848,919

					Total increase (decrease) in net assets				266,590		1,848,919

Net Assets
Beginning of period									2,542,000		693,081

End of period (including undistributed net investment income as set forth below)								$ 2,808,590		$ 2,542,000

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ –

	Class A	Class B Class C		Class J	Class S Institutional R-1			R-2	R-3	R-4	R-5

Capital Share
Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 1,360,383	$ 101,427 $	57,949	$ 338,953	$ 1,402,124 $	565,039	$ 29,849	$ 51,998	$ 210,539	$ 106,350 $ 310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	$ (1,176,857) $	54,158	$ 31,783	$ 169,890	$ 953,071	$ 60,428	$ 7,636	$ 17,142	$ 63,496	$ 16,965	$ 72,619

Shares:
Sold	1,360,383	101,427	57,949	338,953	1,402,124	565,039	29,849	51,998	210,539	106,350	310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	(1,176,857)	54,158	31,783	169,890	953,071	60,428	7,636	17,142	63,496	16,965	72,619

Year Ended October 31, 2007
Dollars:
Sold	$ 1,721,034	$ 23,143	$ 15,879	$ 125,082	N/A $	385,893	$ 36,760	$ 62,497	$ 123,442	$ 97,580	$ 199,900
Issued in acquisitions .	1,098,364	33,680	6,724	–	N/A	185,502	–	–	–	–	–
Reinvested	74,095	896	204	7,260	N/A	8,471	154	677	933	459	3,093
Redeemed	(1,371,714)	(27,430)	(11,593)	(103,582)	N/A	(389,281)	(34,924)	(57,704)	(117,410)	(90,712)	(158,453)

Net Increase (Decrease)	$ 1,521,779	$ 30,289	$ 11,214	$ 28,760	N/A $	190,585	$ 1,990	$ 5,470	$ 6,965	$ 7,327	$ 44,540

Shares:
Sold	1,721,034	23,143	15,879	125,082	N/A	385,893	36,760	62,497	123,442	97,580	199,900
Issued in acquisitions .	1,098,364	33,680	6,724	–	N/A	185,502	–	–	–	–	–
Reinvested	74,095	896	204	7,260	N/A	8,471	154	677	933	459	3,093
Redeemed	(1,371,714)	(27,430)	(11,593)	(103,582)	N/A	(389,281)	(34,924)	(57,704)	(117,410)	(90,712)	(158,453)

Net Increase (Decrease)	1,521,779	30,289	11,214	28,760	N/A	190,585	1,990	5,470	6,965	7,327	44,540

Distributions:
Year Ended October 31, 2008
From net investment
income	$ (50,632)	$ (877) $	(363) $	(6,181) $	(6,984)	$ (9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)
From net realized
gain on investments	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (50,632)	$ (877) $	(363) $	(6,181) $	(6,984)	$ (9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)

Year Ended October 31, 2007
From net investment
income	$ (74,669)	$ (1,068) $	(231) $	(7,366)	N/A $	(9,503) $	(154) $	(678) $	(934) $	(459) $	(3,100)
From net realized
gain on investments	–	–	–	–	N/A	–	–	–	–	–	–

Total Dividends and
Distributions	$ (74,669)	$ (1,068) $	(231) $	(7,366)	N/A $	(9,503) $	(154) $	(678) $	(934) $	(459) $	(3,100)

See accompanying notes.

175

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Mortgage Securities Fund

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 72,125	$ 80,180
Net realized gain (loss) from investment transactions and foreign currency transactions					72	(1,062)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(18,772)	2,431

		Net Increase (Decrease) in Net Assets Resulting from Operations			53,425	81,549

Dividends and Distributions to Shareholders
From net investment income					(75,056)	(81,954)
From tax return of capital					(355)	–

				Total Dividends and Distributions	(75,411)	(81,954)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(464,317)	(59,791)
Redemption fees - Class A					3	–
Redemption fees - Class B					6	–

				Total increase (decrease) in net assets	(486,294)	(60,196)

Net Assets
Beginning of period					1,652,969	1,713,165

End of period (including undistributed net investment income as set forth below)					$ 1,166,675	$ 1,652,969

Undistributed (overdistributed) net investment income (operating loss)					$ (1,745)	$ (916)

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 16,803 $	3,836 $	1,431 $	49,841
Reinvested	3,081	1,584	167	69,247
Redeemed	(25,089)	(23,340)	(2,658)	(559,220)

Net Increase (Decrease)	$ (5,205) $	(17,920) $	(1,060) $ (440,132)

Shares:
Sold	1,589	362	137	4,680
Reinvested	291	149	16	6,530
Redeemed	(2,371)	(2,206)	(251)	(52,927)

Net Increase (Decrease)	(491)	(1,695)	(98)	(41,717)

Year Ended October 31, 2007
Dollars:
Sold	$ 9,943 $	1,275 $	887 $	38,648
Reinvested	3,101	2,135	209	71,437
Redeemed	(20,933)	(30,803)	(1,783)	(133,907)

Net Increase (Decrease)	$ (7,889) $	(27,393) $	(687) $	(23,822)

Shares:
Sold	946	121	84	3,681
Reinvested	295	203	20	6,801
Redeemed	(1,992)	(2,936)	(170)	(12,726)

Net Increase (Decrease)	(751)	(2,612)	(66)	(2,244)

Distributions:
Year Ended October 31, 2008
From net investment income $	(3,976) $	(1,912) $	(243) $	(68,925)
From net realized gain on
investments	–	–	–	–
From tax return of capital	(19)	(9)	(1)	(326)

Total Dividends and Distributions $	(3,995) $	(1,921) $	(244) $	(69,251)

Year Ended October 31, 2007
From net investment income $	(4,284) $	(2,739) $	(300) $	(74,631)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(4,284) $	(2,739) $	(300) $	(74,631)

See accompanying notes.

176

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Preferred Securities Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 85,199		$ 38,376
Net realized gain (loss) from investment transactions and foreign currency transactions								(135,447)		(4,555)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(402,700)		(36,953)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(452,948)		(3,132)

Dividends and Distributions to Shareholders
From net investment income								(84,591)		(41,009)

				Total Dividends and Distributions				(84,591)		(41,009)

Capital Share Transactions
Net increase (decrease) in capital share transactions								929,922		275,706
Redemption fees - Class A								6		2
Redemption fees - Class C								1		–
Redemption fees - Class J								1		–

				Total increase (decrease) in net assets				392,391		231,567

Net Assets
Beginning of period								844,955		613,388

End of period (including undistributed net investment income as set forth below)							$ 1,237,346		$ 844,955

Undistributed (overdistributed) net investment income (operating loss)							$ 1,294		$ 721

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 307,835	$ 152,027	$ 7,560	$ 620,116	$ 794	$ 686	$ 1,281	$ 2,964	$ 689
Reinvested	5,623	1,233	1,361	66,165	38	44	118	145	41
Redeemed	(115,872)	(15,408)	(9,277)	(95,011)	(492)	(439)	(964)	(793)	(542)

Net Increase (Decrease)	$ 197,586	$ 137,852	$ (356) $	591,270	$ 340	$ 291	$ 435	$ 2,316	$ 188

Shares:
Sold	34,553	17,074	811	69,452	92	81	141	307	74
Reinvested	658	148	156	7,614	4	5	14	17	5
Redeemed	(14,693)	(1,987)	(1,077)	(11,279)	(61)	(53)	(116)	(89)	(62)

Net Increase (Decrease)	20,518	15,235	(110)	65,787	35	33	39	235	17

Year Ended October 31, 2007
Dollars:
Sold	$ 82,586	$ 22,941	$ 7,092	$ 226,802	$ 540	$ 724	$ 1,721	$ 312	$ 861
Reinvested	1,374	174	1,359	37,180	20	17	69	7	16
Redeemed	(7,846)	(624)	(6,185)	(92,395)	(156)	(53)	(442)	(81)	(307)

Net Increase (Decrease)	$ 76,114	$ 22,491	$ 2,266	$ 171,587	$ 404	$ 688	$ 1,348	$ 238	$ 570

Shares:
Sold	8,027	2,196	676	21,659	51	69	165	30	82
Reinvested	134	17	132	3,572	2	2	7	–	1
Redeemed	(762)	(61)	(597)	(8,603)	(15)	(5)	(43)	(8)	(29)

Net Increase (Decrease)	7,399	2,152	211	16,628	38	66	129	22	54

Distributions:
Year Ended October 31, 2008
From net investment income $	(11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)

Year Ended October 31, 2007
From net investment income $	(1,856) $	(430) $	(1,373) $	(37,220) $	(21) $	(17) $	(69) $	(7) $	(16)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,856) $	(430) $	(1,373) $	(37,220) $	(21) $	(17) $	(69) $	(7) $	(16)

See accompanying notes.

177

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2010 Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 70,161		$ 42,330
Net realized gain (loss) from investment transactions and foreign currency transactions								42,435		30,078
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(755,873)		76,638

		Net Increase (Decrease) in Net Assets Resulting from Operations						(643,277)		149,046

Dividends and Distributions to Shareholders
From net investment income								(63,007)		(34,147)
From net realized gain on investments								(30,198)		(6,044)

				Total Dividends and Distributions				(93,205)		(40,191)

Capital Share Transactions
Net increase (decrease) in capital share transactions								309,601		620,817
Redemption fees - Class C								1		–
Redemption fees - Class J								7		2

				Total increase (decrease) in net assets				(426,873)		729,674

Net Assets
Beginning of period								1,808,824		1,079,150

End of period (including undistributed net investment income as set forth below)							$ 1,381,951		$ 1,808,824

Undistributed (overdistributed) net investment income (operating loss)							$ 32,591		$ 25,438

	Class A	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 19,908	$ 2,971	$ 73,172	$ 259,325	$ 12,661	$ 13,170	$ 41,284	$ 31,654	$ 92,487
Reinvested	1,597	237	13,667	59,216	649	2,456	4,215	2,867	8,262
Redeemed	(13,200)	(2,574)	(80,497)	(136,316)	(3,231)	(11,459)	(19,440)	(21,373)	(42,107)

Net Increase (Decrease)	$ 8,305	$ 634	$ 6,342	$ 182,225	$ 10,079	$ 4,167	$ 26,059	$ 13,148	$ 58,642

Shares:
Sold	1,638	239	5,977	20,862	1,055	1,065	3,438	2,606	7,572
Reinvested	121	18	1,046	4,525	50	189	324	220	633
Redeemed	(1,128)	(225)	(7,046)	(12,204)	(285)	(995)	(1,666)	(1,792)	(3,681)

Net Increase (Decrease)	631	32	(23)	13,183	820	259	2,096	1,034	4,524

Year Ended October 31, 2007
Dollars:
Sold	$ 17,247	$ 5,619	$ 106,022	$ 376,536	$ 9,983	$ 21,624	$ 57,134	$ 41,949	$ 83,120
Reinvested	600	–	6,325	26,202	216	1,162	1,654	977	3,051
Redeemed	(4,058)	(371)	(35,349)	(22,171)	(2,673)	(8,907)	(26,748)	(13,880)	(24,447)

Net Increase (Decrease)	$ 13,789	$ 5,248	$ 76,998	$ 380,567	$ 7,526	$ 13,879	$ 32,040	$ 29,046	$ 61,724

Shares:
Sold	1,277	416	7,877	27,839	741	1,616	4,232	3,130	6,175
Reinvested	45	–	482	1,992	16	89	127	74	233
Redeemed	(299)	(28)	(2,625)	(1,631)	(201)	(672)	(1,975)	(1,036)	(1,812)

Net Increase (Decrease)	1,023	388	5,734	28,200	556	1,033	2,384	2,168	4,596

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,064) $	(150) $	(8,936) $	(40,726) $	(407) $	(1,567) $	(2,747) $	(1,896) $	(5,514)
From net realized gain on
investments	(550)	(93)	(4,747)	(18,490)	(242)	(889)	(1,468)	(971)	(2,748)

Total Dividends and Distributions $	(1,614) $	(243) $	(13,683) $	(59,216) $	(649) $	(2,456) $	(4,215) $	(2,867) $	(8,262)

Year Ended October 31, 2007
From net investment income $	(504) $	–	$ (5,252) $	(22,463) $	(181) $	(954) $	(1,369) $	(822) $	(2,602)
From net realized gain on
investments	(98)	–	(1,075)	(3,739)	(35)	(208)	(285)	(155)	(449)

Total Dividends and Distributions $	(602) $	–	$ (6,327) $	(26,202) $	(216) $	(1,162) $	(1,654) $	(977) $	(3,051)

See accompanying notes.

178

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.

							Principal
							LifeTime 2015
Amounts in thousands							Fund

							Period Ended
							October 31, 2008(a)

Operations
Net investment income (operating loss)							$ 268
Net realized gain (loss) from investment transactions and foreign currency transactions							(425)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(14,331)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(14,488)

Capital Share Transactions
Net increase (decrease) in capital share transactions							67,722

				Total increase (decrease) in net assets			53,234

Net Assets
Beginning of period							–

End of period (including undistributed net investment income as set forth below)							$ 53,234

Undistributed (overdistributed) net investment income (operating loss)							$ 268

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Periods Ended October 31, 2008
Dollars:
Sold	$ 40,354 $	2,551	$ 2,205 $	11,333 $	7,670 $	14,925
Redeemed	(5,231)	(235)	(464)	(1,599)	(419)	(3,368)

Net Increase (Decrease)	$ 35,123 $	2,316	$ 1,741 $	9,734 $	7,251 $	11,557

Shares:
Sold	4,301	271	244	1,231	808	1,473
Redeemed	(550)	(29)	(62)	(181)	(51)	(349)

Net Increase (Decrease)	3,751	242	182	1,050	757	1,124

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

179

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2020 Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 125,155		$ 68,255
Net realized gain (loss) from investment transactions and foreign currency transactions								109,600		71,838
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,787,703)		227,663

		Net Increase (Decrease) in Net Assets Resulting from Operations						(1,552,948)		367,756

Dividends and Distributions to Shareholders
From net investment income								(112,290)		(59,997)
From net realized gain on investments								(72,000)		(13,155)

					Total Dividends and Distributions			(184,290)		(73,152)

Capital Share Transactions
Net increase (decrease) in capital share transactions								1,112,129		1,369,868
Redemption fees - Class A								1		1
Redemption fees - Class J								11		4

					Total increase (decrease) in net assets			(625,097)		1,664,477

Net Assets
Beginning of period								3,656,052		1,991,575

End of period (including undistributed net investment income as set forth below)							$ 3,030,955		$ 3,656,052

Undistributed (overdistributed) net investment income (operating loss)							$ 40,575		$ 27,710

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 36,565	$ 2,838	$ 4,152	$ 172,017	$ 702,962	$ 20,177	$ 23,813	$ 84,687	$ 63,863	$ 151,820
Reinvested	2,545	427	285	27,089	117,974	1,537	4,681	8,348	5,927	15,396
Redeemed	(14,704)	(2,421)	(2,415)	(116,078)	(94,982)	(2,829)	(11,113)	(21,883)	(19,883)	(48,666)

Net Increase (Decrease)	$ 24,406	$ 844	$ 2,022	$ 83,028	$ 725,954	$ 18,885	$ 17,381	$ 71,152	$ 49,907	$ 118,550

Shares:
Sold	2,872	223	323	13,646	54,466	1,618	1,897	6,747	5,012	11,814
Reinvested	182	30	21	1,954	8,496	111	339	604	428	1,111
Redeemed	(1,228)	(204)	(211)	(9,702)	(8,546)	(243)	(929)	(1,798)	(1,593)	(3,962)

Net Increase (Decrease)	1,826	49	133	5,898	54,416	1,486	1,307	5,553	3,847	8,963

Year Ended October 31, 2007
Dollars:
Sold	$ 28,998	$ 5,689	$ 6,894	$ 219,804	$ 805,720	$ 21,007	$ 35,124	$ 85,545	$ 69,751	$ 168,406
Reinvested	842	149	–	11,650	48,056	469	2,194	3,009	1,914	4,862
Redeemed	(4,753)	(1,371)	(219)	(55,899)	(14,938)	(2,962)	(10,347)	(20,413)	(12,766)	(26,547)

Net Increase (Decrease)	$ 25,087	$ 4,467	$ 6,675	$ 175,555	$ 838,838	$ 18,514	$ 26,971	$ 68,141	$ 58,899	$ 146,721

Shares:
Sold	2,038	401	482	15,548	56,917	1,487	2,503	6,035	4,950	11,932
Reinvested	61	11	–	852	3,509	34	161	220	140	356
Redeemed	(333)	(96)	(15)	(3,948)	(1,073)	(210)	(750)	(1,438)	(922)	(1,876)

Net Increase (Decrease)	1,766	316	467	12,452	59,353	1,311	1,914	4,817	4,168	10,412

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,549) $	(225) $	(151) $	(15,734) $	(73,532) $	(841) $	(2,620) $	(4,837) $	(3,520) $	(9,281)
From net realized gain on
investments	(1,039)	(211)	(144)	(11,371)	(44,443)	(696)	(2,061)	(3,511)	(2,408)	(6,116)

Total Dividends and Distributions $	(2,588) $	(436) $	(295) $		(27,105) $ (117,975) $	(1,537) $	(4,681) $	(8,348) $	(5,928) $	(15,397)

Year Ended October 31, 2007
From net investment income $	(684) $	(110) $	–	$ (9,282) $	(39,882) $	(369) $	(1,712) $	(2,398) $	(1,553) $	(4,007)
From net realized gain on
investments	(161)	(39)	–	(2,371)	(8,174)	(100)	(483)	(611)	(361)	(855)

Total Dividends and Distributions $	(845) $	(149) $	–	$ (11,653) $	(48,056) $	(469) $	(2,195) $	(3,009) $	(1,914) $	(4,862)

See accompanying notes.

180

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.

							Principal
							LifeTime 2025
Amounts in thousands							Fund

							Period Ended
							October 31, 2008(a)

Operations
Net investment income (operating loss)							$ 197
Net realized gain (loss) from investment transactions and foreign currency transactions							(578)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(18,119)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(18,500)

Capital Share Transactions
Net increase (decrease) in capital share transactions							76,508

				Total increase (decrease) in net assets			58,008

Net Assets
Beginning of period							–

End of period (including undistributed net investment income as set forth below)							$ 58,008

Undistributed (overdistributed) net investment income (operating loss)							$ 197

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Periods Ended October 31, 2008
Dollars:
Sold	$ 36,703 $	2,648	$ 1,165 $	12,418 $	7,490 $	23,550
Redeemed	(2,744)	(183)	(6)	(1,387)	(596)	(2,550)

Net Increase (Decrease)	$ 33,959 $	2,465	$ 1,159 $	11,031 $	6,894 $	21,000

Shares:
Sold	3,961	281	139	1,373	796	2,303
Redeemed	(329)	(22)	(1)	(158)	(75)	(275)

Net Increase (Decrease)	3,632	259	138	1,215	721	2,028

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

181

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2030 Fund

							Year Ended			Year Ended
							October 31, 2008			October 31, 2007

Operations
Net investment income (operating loss)							$ 98,788			$ 48,968
Net realized gain (loss) from investment transactions and foreign currency transactions								99,617		66,707
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,643,609)		236,343

		Net Increase (Decrease) in Net Assets Resulting from Operations						(1,445,204)		352,018

Dividends and Distributions to Shareholders
From net investment income								(92,166)		(45,795)
From net realized gain on investments								(66,899)		(12,543)

					Total Dividends and Distributions			(159,065)		(58,338)

Capital Share Transactions
Net increase (decrease) in capital share transactions								1,080,497		1,180,400
Redemption fees - Class J								5		1

					Total increase (decrease) in net assets			(523,767)		1,474,081

Net Assets
Beginning of period								3,123,831		1,649,750

End of period (including undistributed net investment income as set forth below)							$ 2,600,064			$ 3,123,831

Undistributed (overdistributed) net investment income (operating loss)							$ 19,951			$ 13,334

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 21,116	$ 2,916	$ 2,608	$ 159,652	$ 677,900	$ 15,552	$ 19,863	$ 79,904	$ 65,150	$ 126,058
Reinvested	1,910	376	309	22,337	102,812	1,282	4,344	7,619	5,732	12,304
Redeemed	(9,215)	(1,902)	(1,210)	(87,292)	(60,082)	(2,283)	(10,652)	(23,794)	(22,498)	(30,319)

Net Increase (Decrease)	$ 13,811	$ 1,390	$ 1,707	$ 94,697	$ 720,630	$ 14,551	$ 13,555	$ 63,729	$ 48,384	$ 108,043

Shares:
Sold	1,674	224	201	12,663	52,997	1,235	1,561	6,392	5,045	9,834
Reinvested	136	26	22	1,596	7,350	92	312	545	402	878
Redeemed	(779)	(161)	(97)	(7,248)	(5,254)	(191)	(899)	(1,920)	(1,836)	(2,470)

Net Increase (Decrease)	1,031	89	126	7,011	55,093	1,136	974	5,017	3,611	8,242

Year Ended October 31, 2007
Dollars:
Sold	$ 21,246	$ 4,859	$ 7,463	$ 172,063	$ 719,343	$ 15,885	$ 32,570	$ 82,347	$ 55,649	$ 122,529
Reinvested	603	102	–	8,995	38,118	340	1,784	2,564	1,931	3,890
Redeemed	(3,142)	(901)	(274)	(46,903)	(4,507)	(1,364)	(5,667)	(16,713)	(9,467)	(22,943)

Net Increase (Decrease)	$ 18,707	$ 4,060	$ 7,189	$ 134,155	$ 752,954	$ 14,861	$ 28,687	$ 68,198	$ 48,113	$ 103,476

Shares:
Sold	1,498	342	522	12,143	50,733	1,126	2,324	5,766	3,859	8,679
Reinvested	44	7	–	659	2,792	25	131	188	139	285
Redeemed	(221)	(63)	(19)	(3,306)	(317)	(98)	(410)	(1,166)	(673)	(1,599)

Net Increase (Decrease)	1,321	286	503	9,496	53,208	1,053	2,045	4,788	3,325	7,365

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,088) $	(185) $	(156) $	(12,244) $	(61,143) $	(659) $	(2,285) $	(4,176) $	(3,215) $	(7,015)
From net realized gain on
investments	(844)	(196)	(166)	(10,093)	(41,669)	(623)	(2,059)	(3,443)	(2,517)	(5,289)

Total Dividends and Distributions $	(1,932) $	(381) $	(322) $		(22,337) $ (102,812) $	(1,282) $	(4,344) $	(7,619) $	(5,732) $	(12,304)

Year Ended October 31, 2007
From net investment income $	(469) $	(70) $	–	$ (6,777) $	(30,412) $	(248) $	(1,317) $ (1,949) $		(1,489) $	(3,064)
From net realized gain on
investments	(142)	(33)	–	(2,220)	(7,706)	(92)	(467)	(615)	(442)	(826)

Total Dividends and Distributions $	(611) $	(103) $	–	$ (8,997) $	(38,118) $	(340) $	(1,784) $	(2,564) $	(1,931) $	(3,890)

See accompanying notes.

182

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.

							Principal
							LifeTime 2035
Amounts in thousands							Fund

							Period Ended
							October 31, 2008(a)

Operations
Net investment income (operating loss)							$ 49
Net realized gain (loss) from investment transactions and foreign currency transactions							(312)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(10,378)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(10,641)

Capital Share Transactions
Net increase (decrease) in capital share transactions							46,788

				Total increase (decrease) in net assets			36,147

Net Assets
Beginning of period							–

End of period (including undistributed net investment income as set forth below)							$ 36,147

Undistributed (overdistributed) net investment income (operating loss)							$ 49

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Periods Ended October 31, 2008
Dollars:
Sold	$ 18,688 $	1,463	$ 797 $	9,846 $	8,103 $	10,632
Redeemed	(162)	(69)	(160)	(819)	(687)	(844)

Net Increase (Decrease)	$ 18,526 $	1,394	$ 637 $	9,027 $	7,416 $	9,788

Shares:
Sold	2,080	160	97	1,131	863	1,059
Redeemed	(19)	(7)	(19)	(94)	(75)	(101)

Net Increase (Decrease)	2,061	153	78	1,037	788	958

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

183

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2040 Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 46,699		$ 20,462
Net realized gain (loss) from investment transactions and foreign currency transactions								51,699		32,072
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(884,754)		133,266

		Net Increase (Decrease) in Net Assets Resulting from Operations						(786,356)		185,800

Dividends and Distributions to Shareholders
From net investment income								(45,241)		(20,326)
From net realized gain on investments								(32,146)		(5,628)

					Total Dividends and Distributions			(77,387)		(25,954)

Capital Share Transactions
Net increase (decrease) in capital share transactions								672,087		641,626
Redemption fees - Class A								1		–
Redemption fees - Class J								3		1

					Total increase (decrease) in net assets			(191,652)		801,473

Net Assets
Beginning of period								1,557,572		756,099

End of period (including undistributed net investment income as set forth below)							$ 1,365,920		$ 1,557,572

Undistributed (overdistributed) net investment income (operating loss)							$ 4,682		$ 3,224

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 13,329	$ 2,498	$ 1,784	$ 85,442	$ 430,896	$ 9,705	$ 12,473	$ 42,336	$ 35,127	$ 60,230
Reinvested	1,174	245	137	8,870	53,262	648	1,904	3,477	2,221	5,435
Redeemed	(5,848)	(936)	(1,014)	(35,355)	(21,148)	(818)	(4,794)	(10,392)	(6,268)	(12,533)

Net Increase (Decrease)	$ 8,655	$ 1,807	$ 907	$ 58,957	$ 463,010	$ 9,535	$ 9,583	$ 35,421	$ 31,080	$ 53,132

Shares:
Sold	1,051	198	136	6,655	33,322	771	974	3,466	2,773	4,663
Reinvested	82	17	10	619	3,705	45	133	243	155	379
Redeemed	(485)	(77)	(84)	(2,886)	(1,799)	(66)	(392)	(838)	(483)	(987)

Net Increase (Decrease)	648	138	62	4,388	35,228	750	715	2,871	2,445	4,055

Year Ended October 31, 2007
Dollars:
Sold	$ 14,035	$ 2,905	$ 3,038	$ 83,153	$ 411,471	$ 8,797	$ 15,912	$ 39,804	$ 31,205	$ 60,382
Reinvested	340	70	–	3,240	18,165	155	719	1,115	516	1,629
Redeemed	(1,740)	(524)	(98)	(22,409)	(1,259)	(601)	(2,893)	(9,283)	(4,025)	(12,193)

Net Increase (Decrease)	$ 12,635	$ 2,451	$ 2,940	$ 63,984	$ 428,377	$ 8,351	$ 13,738	$ 31,636	$ 27,696	$ 49,818

Shares:
Sold	981	204	211	5,731	28,461	613	1,104	2,744	2,160	4,167
Reinvested	24	5	–	234	1,306	11	52	81	37	117
Redeemed	(120)	(37)	(7)	(1,546)	(89)	(42)	(204)	(635)	(285)	(829)

Net Increase (Decrease)	885	172	204	4,419	29,678	582	952	2,190	1,912	3,455

Distributions:
Year Ended October 31, 2008
From net investment income $	(666) $	(120) $	(67) $	(4,855) $	(31,889) $	(336) $	(1,000) $	(1,911) $	(1,255) $	(3,142)
From net realized gain on
investments	(515)	(127)	(71)	(4,018)	(21,373)	(312)	(904)	(1,567)	(966)	(2,293)

Total Dividends and Distributions $	(1,181) $	(247) $	(138) $	(8,873) $	(53,262) $	(648) $	(1,904) $	(3,478) $	(2,221) $	(5,435)

Year Ended October 31, 2007
From net investment income $	(266) $	(47) $	–	$ (2,409) $	(14,452) $	(113) $	(525) $	(841) $	(398) $	(1,275)
From net realized gain on
investments	(77)	(23)	–	(831)	(3,713)	(42)	(195)	(274)	(119)	(354)

Total Dividends and Distributions $	(343) $	(70) $	–	$ (3,240) $	(18,165) $	(155) $	(720) $	(1,115) $	(517) $	(1,629)

See accompanying notes.

184

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.

							Principal
							LifeTime 2045
Amounts in thousands							Fund

							Period Ended
							October 31, 2008(a)

Operations
Net investment income (operating loss)							$ 3
Net realized gain (loss) from investment transactions and foreign currency transactions							(89)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(2,894)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(2,980)

Capital Share Transactions
Net increase (decrease) in capital share transactions							16,463

				Total increase (decrease) in net assets			13,483

Net Assets
Beginning of period							–

End of period (including undistributed net investment income as set forth below)							$ 13,483

Undistributed (overdistributed) net investment income (operating loss)							$ 3

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Periods Ended October 31, 2008
Dollars:
Sold	$ 5,882 $	453	$ 216 $	5,303 $	2,812 $	2,461
Redeemed	(133)	(6)	(51)	(135)	(118)	(221)

Net Increase (Decrease)	$ 5,749 $	447	$ 165 $	5,168 $	2,694 $	2,240

Shares:
Sold	658	51	27	718	299	252
Redeemed	(16)	(1)	(7)	(17)	(14)	(25)

Net Increase (Decrease)	642	50	20	701	285	227

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

185

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2050 Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 19,095		$ 9,123
Net realized gain (loss) from investment transactions and foreign currency transactions								22,495		16,186
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(372,036)		56,642

		Net Increase (Decrease) in Net Assets Resulting from Operations						(330,446)		81,951

Dividends and Distributions to Shareholders
From net investment income								(19,198)		(8,710)
From net realized gain on investments								(16,262)		(2,938)

					Total Dividends and Distributions			(35,460)		(11,648)

Capital Share Transactions
Net increase (decrease) in capital share transactions								265,480		240,237
Redemption fees - Class J								–		1

					Total increase (decrease) in net assets			(100,426)		310,541

Net Assets
Beginning of period								652,984		342,443

End of period (including undistributed net investment income as set forth below)							$ 552,558		$ 652,984

Undistributed (overdistributed) net investment income (operating loss)							$ 944		$ 1,047

Class A		Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 6,525	$ 720	$ 1,027	$ 17,235	$ 191,812	$ 4,248	$ 6,340	$ 13,767	$ 13,603	$ 20,837
Reinvested	739	93	65	2,083	27,103	240	888	1,272	968	1,991
Redeemed	(2,891)	(361)	(491)	(9,370)	(15,232)	(828)	(2,697)	(4,707)	(3,222)	(6,277)

Net Increase (Decrease)	$ 4,373	$ 452	$ 601	$ 9,948	$ 203,683	$ 3,660	$ 4,531	$ 10,332	$ 11,349	$ 16,551

Shares:
Sold	533	58	82	1,390	15,415	347	512	1,158	1,128	1,676
Reinvested	53	7	5	151	1,941	17	64	92	69	143
Redeemed	(252)	(30)	(44)	(780)	(1,346)	(74)	(220)	(390)	(261)	(508)

Net Increase (Decrease)	334	35	43	761	16,010	290	356	860	936	1,311

Year Ended October 31, 2007
Dollars:
Sold	$ 8,400	$ 1,748	$ 2,229	$ 20,796	$ 162,738	$ 3,281	$ 6,378	$ 15,175	$ 10,774	$ 23,533
Reinvested	180	11	–	630	9,335	49	337	423	243	439
Redeemed	(886)	(308)	(741)	(5,615)	(4,610)	(539)	(2,389)	(5,114)	(1,792)	(4,468)

Net Increase (Decrease)	$ 7,694	$ 1,451	$ 1,488	$ 15,811	$ 167,463	$ 2,791	$ 4,326	$ 10,484	$ 9,225	$ 19,504

Shares:
Sold	597	125	156	1,488	11,528	234	455	1,089	762	1,673
Reinvested	13	1	–	47	691	4	25	32	18	32
Redeemed	(62)	(22)	(54)	(402)	(331)	(40)	(171)	(359)	(128)	(314)

Net Increase (Decrease)	548	104	102	1,133	11,888	198	309	762	652	1,391

Distributions:
Year Ended October 31, 2008
From net investment income $	(390) $	(41) $	(31) $	(1,033) $	(14,966) $	(113) $	(428) $	(635) $	(501) $	(1,060)
From net realized gain on
investments	(361)	(52)	(39)	(1,051)	(12,137)	(127)	(460)	(637)	(467)	(931)

Total Dividends and Distributions $	(751) $	(93) $	(70) $	(2,084) $	(27,103) $	(240) $	(888) $	(1,272) $	(968) $	(1,991)

Year Ended October 31, 2007
From net investment income $	(130) $	(7) $	–	$ (437) $	(7,072) $	(33) $	(229) $	(302) $	(176) $	(324)
From net realized gain on
investments	(50)	(4)	–	(193)	(2,264)	(16)	(108)	(121)	(67)	(115)

Total Dividends and Distributions $	(180) $	(11) $	–	$ (630) $	(9,336) $	(49) $	(337) $	(423) $	(243) $	(439)

See accompanying notes.

186

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.

							Principal
							LifeTime 2055
Amounts in thousands							Fund

							Period Ended
							October 31, 2008(a)

Operations
Net investment income (operating loss)							$ 1
Net realized gain (loss) from investment transactions and foreign currency transactions							(33)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(469)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(501)

Capital Share Transactions
Net increase (decrease) in capital share transactions							1,973

				Total increase (decrease) in net assets			1,472

Net Assets
Beginning of period							–

End of period (including undistributed net investment income as set forth below)							$ 1,472

Undistributed (overdistributed) net investment income (operating loss)							$ 1

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Periods Ended October 31, 2008
Dollars:
Sold	$ 2,326 $	76	$ 20 $	161 $	36 $	469
Redeemed	(1,088)	–	–	(1)	–	(26)

Net Increase (Decrease)	$ 1,238 $	76	$ 20 $	160 $	36 $	443

Shares:
Sold	275	10	2	17	4	47
Redeemed	(141)	–	–	–	–	(3)

Net Increase (Decrease)	134	10	2	17	4	44

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

187

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

							Principal LifeTime Strategic Income
Amounts in thousands								Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 28,437		$ 20,766
Net realized gain (loss) from investment transactions and foreign currency transactions								5,717		7,416
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(176,685)		(2,647)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(142,531)		25,535

Dividends and Distributions to Shareholders
From net investment income								(24,669)		(14,191)
From net realized gain on investments								(7,537)		(1,849)

					Total Dividends and Distributions			(32,206)		(16,040)

Capital Share Transactions
Net increase (decrease) in capital share transactions								79,697		149,226
Redemption fees - Class C								–		2
Redemption fees - Class J								2		2

					Total increase (decrease) in net assets			(95,038)		158,725

Net Assets
Beginning of period								563,136		404,411

End of period (including undistributed net investment income as set forth below)							$ 468,098		$ 563,136

Undistributed (overdistributed) net investment income (operating loss)							$ 19,968		$ 16,200

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 14,524	$ 633	$ 2,314	$ 16,729	$ 141,616	$ 10,937	$ 15,097	$ 20,541	$ 18,039	$ 34,580
Reinvested	787	35	119	4,917	20,188	237	1,437	1,615	657	2,134
Redeemed	(7,501)	(370)	(1,051)	(31,394)	(109,035)	(7,760)	(16,904)	(18,017)	(8,142)	(27,265)

Net Increase (Decrease)	$ 7,810	$ 298	$ 1,382	$ (9,748) $	52,769	$ 3,414	$ (370) $	4,139	$ 10,554	$ 9,449

Shares:
Sold	1,256	58	210	1,463	12,076	931	1,285	1,767	1,581	2,963
Reinvested	65	3	10	409	1,675	20	120	135	54	177
Redeemed	(677)	(33)	(95)	(2,847)	(9,562)	(677)	(1,483)	(1,561)	(736)	(2,371)

Net Increase (Decrease)	644	28	125	(975)	4,189	274	(78)	341	899	769

Year Ended October 31, 2007
Dollars:
Sold	$ 10,566	$ 732	$ 2,905	$ 29,337	$ 116,879	$ 8,494	$ 8,272	$ 29,385	$ 11,872	$ 40,879
Reinvested	255	4	–	2,874	10,371	105	707	694	188	820
Redeemed	(2,073)	(104)	(374)	(19,533)	(42,111)	(6,441)	(4,421)	(20,259)	(5,015)	(25,782)

Net Increase (Decrease)	$ 8,748	$ 632	$ 2,531	$ 12,678	$ 85,139	$ 2,158	$ 4,558	$ 9,820	$ 7,045	$ 15,917

Shares:
Sold	832	58	230	2,335	9,272	673	658	2,329	946	3,253
Reinvested	20	–	–	231	832	8	57	56	15	66
Redeemed	(163)	(8)	(30)	(1,557)	(3,330)	(509)	(355)	(1,619)	(399)	(2,055)

Net Increase (Decrease)	689	50	200	1,009	6,774	172	360	766	562	1,264

Distributions:
Year Ended October 31, 2008
From net investment income $	(625) $	(25) $	(91) $	(3,719) $	(15,608) $	(176) $	(1,102) $	(1,190) $	(500) $	(1,633)
From net realized gain on
investments	(197)	(10)	(35)	(1,235)	(4,581)	(61)	(335)	(425)	(157)	(501)

Total Dividends and Distributions $	(822) $	(35) $	(126) $	(4,954) $	(20,189) $	(237) $	(1,437) $	(1,615) $	(657) $	(2,134)

Year Ended October 31, 2007
From net investment income $	(237) $	(3) $	–	$ (2,512) $	(9,247) $	(80) $	(611) $	(606) $	(168) $	(727)
From net realized gain on
investments	(33)	(1)	–	(369)	(1,124)	(25)	(96)	(88)	(20)	(93)

Total Dividends and Distributions $	(270) $	(4) $	–	$ (2,881) $	(10,371) $	(105) $	(707) $	(694) $	(188) $	(820)

See accompanying notes.

188

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Real Estate Securities Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 28,246		$ 14,849
Net realized gain (loss) from investment transactions and foreign currency transactions								(217,246)		374,205
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(445,865)		(443,197)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(634,865)		(54,143)

Dividends and Distributions to Shareholders
From net investment income								(31,823)		(11,143)
From net realized gain on investments								(373,992)		(103,352)

					Total Dividends and Distributions			(405,815)		(114,495)

Capital Share Transactions
Net increase (decrease) in capital share transactions								595,149		425,711
Redemption fees - Class A								1		4
Redemption fees - Class J								7		2

					Total increase (decrease) in net assets			(445,523)		257,079

Net Assets
Beginning of period							1,628,506			1,371,427

End of period (including undistributed net investment income as set forth below)							$ 1,182,983		$ 1,628,506

Undistributed (overdistributed) net investment income (operating loss)							$ 2,213		$ 3,706

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 15,852	$ 2,002	$ 2,060	$ 21,142	$ 364,168	$ 1,639	$ 5,725	$ 13,526	$ 7,242	$ 23,221
Reinvested	28,277	6,862	1,627	47,197	280,920	920	5,012	10,172	4,041	18,435
Redeemed	(34,173)	(8,519)	(2,697)	(43,117)	(118,752)	(934)	(8,757)	(11,013)	(4,581)	(32,348)

Net Increase (Decrease)	$ 9,956	$ 345	$ 990	$ 25,222	$ 526,336	$ 1,625	$ 1,980	$ 12,685	$ 6,702	$ 9,308

Shares:
Sold	982	125	126	1,316	22,408	102	358	856	457	1,428
Reinvested	1,618	395	93	2,753	16,126	53	296	592	237	1,078
Redeemed	(2,109)	(529)	(168)	(2,744)	(7,384)	(59)	(541)	(674)	(294)	(1,990)

Net Increase (Decrease)	491	(9)	51	1,325	31,150	96	113	774	400	516

Year Ended October 31, 2007
Dollars:
Sold	$ 43,320	$ 6,040	$ 6,216	$ 50,686	$ 276,513	$ 2,793	$ 7,715	$ 17,710	$ 9,892	$ 37,067
Issued in acquisitions	36,102	13,838	6,490	–	444,876	–	–	–	–	–
Reinvested	9,758	2,174	–	18,489	65,850	235	2,870	4,569	1,545	8,622
Redeemed	(72,518)	(15,736)	(3,976)	(79,715)	(351,903)	(1,716)	(19,347)	(31,514)	(9,919)	(61,315)

Net Increase (Decrease)	$ 16,662	$ 6,316	$ 8,730	$ (10,540) $	435,336	$ 1,312	$ (8,762) $	(9,235) $	1,518	$ (15,626)

Shares:
Sold	1,623	226	240	1,946	10,735	108	289	668	369	1,402
Issued in acquisitions	1,338	513	241	–	16,501	–	–	–	–	–
Reinvested	367	82	–	705	2,487	9	110	174	59	330
Redeemed	(2,895)	(626)	(160)	(3,195)	(13,185)	(68)	(780)	(1,265)	(400)	(2,467)

Net Increase (Decrease)	433	195	321	(544)	16,538	49	(381)	(423)	28	(735)

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,701) $	(236) $	(71) $	(2,621) $	(24,769) $	(51) $	(284) $	(642) $	(295) $	(1,153)
From net realized gain on
investments	(27,644)	(6,959)	(1,787)	(44,613)	(256,834)	(869)	(4,728)	(9,530)	(3,746)	(17,282)

Total Dividends and Distributions $	(29,345) $	(7,195) $	(1,858) $		(47,234) $ (281,603) $	(920) $	(5,012) $	(10,172) $	(4,041) $	(18,435)

Year Ended October 31, 2007
From net investment income $	(599) $	(48) $	–	$ (740) $	(8,638) $	(7) $	(101) $	(216) $	(110) $	(684)
From net realized gain on
investments	(9,465)	(2,187)	–	(17,757)	(57,220)	(228)	(2,769)	(4,353)	(1,435)	(7,938)

Total Dividends and Distributions $	(10,064) $	(2,235) $	–	$ (18,497) $	(65,858) $	(235) $	(2,870) $	(4,569) $	(1,545) $	(8,622)

See accompanying notes.

189

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SAM Balanced Portfolio

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 131,460		$ 97,866
Net realized gain (loss) from investment transactions and foreign currency transactions								238,762		231,383
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,644,920)		298,868

		Net Increase (Decrease) in Net Assets Resulting from Operations						(1,274,698)		628,117

Dividends and Distributions to Shareholders
From net investment income								(144,893)		(82,911)
From net realized gain on investments								(235,184)		(24,656)

				Total Dividends and Distributions				(380,077)		(107,567)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(126,831)		(262,928)
Redemption fees - Class A								39		21
Redemption fees - Class B								8		3
Redemption fees - Class C								4		3
Redemption fees - Class J								5		–

				Total increase (decrease) in net assets				(1,781,550)		257,649

Net Assets
Beginning of period								4,945,205		4,687,556

End of period (including undistributed net investment income as set forth below)								$ 3,163,655		$ 4,945,205

Undistributed (overdistributed) net investment income (operating loss)								$ 5,129		$ 18,570

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 428,074 $	76,306 $ 135,728	$ 76,965	$ 30,199		$ 1,414	$ 234	$ 3,789	$ 1,415	$ 4,464
Reinvested	191,464	90,907	66,000	845	1,044	12	5	120	129	18
Redeemed	(650,780)	(370,680)	(201,187)	(8,093)	(4,073)	(58)	(54)	(361)	(450)	(227)

Net Increase (Decrease)	$ (31,242) $ (203,467) $		541	$ 69,717	$ 27,170	$ 1,368	$ 185	$ 3,548	$ 1,094	$ 4,255

Shares:
Sold	31,261	5,590	9,965	5,936	2,163	101	17	283	106	361
Reinvested	13,062	6,167	4,511	63	74	1	1	8	9	1
Redeemed	(49,190)	(27,869)	(15,207)	(676)	(325)	(4)	(5)	(27)	(34)	(19)

Net Increase (Decrease)	(4,867)	(16,112)	(731)	5,323	1,912	98	13	264	81	343

Year Ended October 31, 2007
Dollars:
Sold	$ 407,827 $	78,092 $ 143,604	$ 2,630	$ 1,400		$ 16	$ 16	$ 1,127	$ 1,647	$ 10
Reinvested	58,445	23,931	15,754	8	6	–	–	4	6	–
Redeemed	(530,058)	(289,746)	(177,187)	(144)	(66)	–	–	(3)	(247)	–

Net Increase (Decrease)	$ (63,786) $ (187,723) $		(17,829) $	2,494	$ 1,340	$ 16	$ 16	$ 1,128	$ 1,406	$ 10

Shares:
Sold	26,884	5,185	9,574	172	90	1	1	74	109	1
Reinvested	3,898	1,607	1,063	–	–	–	–	–	–	–
Redeemed	(35,129)	(19,178)	(11,795)	(9)	(4)	–	–	–	(16)	–

Net Increase (Decrease)	(4,347)	(12,386)	(1,158)	163	86	1	1	74	93	1

Distributions:
Year Ended October 31, 2008
From net investment income $	(84,233) $	(33,886) $	(25,413) $	(621) $	(598) $	(10) $	(3) $	(63) $	(57) $	(9)
From net realized gain on
investments	(123,252)	(64,696)	(46,422)	(225)	(447)	(2)	(2)	(57)	(72)	(9)

Total Dividends and Distributions $	(207,485) $	(98,582) $	(71,835) $	(846) $	(1,045) $	(12) $	(5) $	(120) $	(129) $	(18)

Periods Ended October 31, 2007
From net investment income $	(51,513) $	(18,811) $	(12,562) $	(8) $	(6) $	–	$ –	$ (4) $	(7) $	–
From net realized gain on
investments	(12,543)	(7,405)	(4,708)	–	–	–	–	–	–	–

Total Dividends and Distributions $	(64,056) $	(26,216) $	(17,270) $	(8) $	(6) $	–	$ –	$ (4) $	(7) $	–

See accompanying notes.

190

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Conservative Balanced Portfolio

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 22,323	$ 18,042
Net realized gain (loss) from investment transactions and foreign currency transactions								19,729		21,470
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(184,901)		26,879

		Net Increase (Decrease) in Net Assets Resulting from Operations						(142,849)		66,391

Dividends and Distributions to Shareholders
From net investment income								(24,102)		(16,049)
From net realized gain on investments								(22,823)		(4,480)

				Total Dividends and Distributions				(46,925)		(20,529)

Capital Share Transactions
Net increase (decrease) in capital share transactions								81,842		(32,649)
Redemption fees - Class A								26		4
Redemption fees - Class B								6		–
Redemption fees - Class C								7		–
Redemption fees - Class J								1		–

				Total increase (decrease) in net assets				(107,892)		13,217

Net Assets
Beginning of period								660,809		647,592

End of period (including undistributed net investment income as set forth below)								$ 552,917	$ 660,809

Undistributed (overdistributed) net investment income (operating loss)								$ 1,303	$ 3,082

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 100,556	$ 25,406 $	57,820	$ 35,733	$ 22,937	$ 550	$ 742	$ 795	$ 1,960	$ 1,041
Reinvested	20,996	9,142	10,868	454	427	9	15	56	126	6
Redeemed	(104,187)	(45,507)	(48,406)	(5,193)	(3,371)	(198)	(110)	(208)	(549)	(68)

Net Increase (Decrease)	$ 17,365	$ (10,959) $	20,282	$ 30,994	$ 19,993	$ 361	$ 647	$ 643	$ 1,537	$ 979

Shares:
Sold	9,605	2,444	5,536	3,463	2,147	50	70	79	171	106
Reinvested	1,909	827	991	44	41	1	1	5	12	–
Redeemed	(10,133)	(4,408)	(4,740)	(524)	(334)	(20)	(11)	(21)	(51)	(7)

Net Increase (Decrease)	1,381	(1,137)	1,787	2,983	1,854	31	60	63	132	99

Year Ended October 31, 2007
Dollars:
Sold	$ 58,266	$ 11,985 $	34,191	$ 913	$ 810	$ 10	$ 27	$ 932	$ 484	$ 10
Reinvested	9,807	3,996	4,326	5	4	–	–	4	3	–
Redeemed	(82,635)	(34,921)	(40,305)	(40)	(103)	–	(3)	(260)	(155)	–

Net Increase (Decrease)	$ (14,562) $	(18,940) $	(1,788) $	878	$ 711	$ 10	$ 24	$ 676	$ 332	$ 10

Shares:
Sold	5,109	1,056	3,018	79	70	1	2	80	42	1
Reinvested	865	354	384	–	1	–	–	–	–	–
Redeemed	(7,230)	(3,068)	(3,555)	(3)	(9)	–	–	(22)	(13)	–

Net Increase (Decrease)	(1,256)	(1,658)	(153)	76	62	1	2	58	29	1

Distributions:
Year Ended October 31, 2008
From net investment income $	(12,379) $	(4,807) $	(5,982) $	(412) $	(400) $	(7) $	(13) $	(32) $	(66) $	(4)
From net realized gain on
investments	(10,919)	(5,458)	(6,287)	(42)	(27)	(2)	(2)	(24)	(60)	(2)

Total Dividends and Distributions $	(23,298) $	(10,265) $	(12,269) $	(454) $	(427) $	(9) $	(15) $	(56) $	(126) $	(6)

Periods Ended October 31, 2007
From net investment income $	(8,920) $	(3,406) $	(3,707) $	(5) $	(4) $	–	$ –	$ (4) $	(3) $	–
From net realized gain on
investments	(2,143)	(1,148)	(1,189)	–	–	–	–	–	–	–

Total Dividends and Distributions $	(11,063) $	(4,554) $	(4,896) $	(5) $	(4) $	–	$ –	$ (4) $	(3) $	–

See accompanying notes.

191

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Conservative Growth Portfolio

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 87,618		$ 50,867
Net realized gain (loss) from investment transactions and foreign currency transactions								228,157		238,770
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,631,559)		320,702

		Net Increase (Decrease) in Net Assets Resulting from Operations						(1,315,784)		610,339

Dividends and Distributions to Shareholders
From net investment income								(93,305)		(34,083)
From net realized gain on investments								(235,742)		–

				Total Dividends and Distributions				(329,047)		(34,083)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(51,093)		(298,126)
Redemption fees - Class A								11		18
Redemption fees - Class B								1		2
Redemption fees - Class C								3		7
Redemption fees - Class J								1		–

				Total increase (decrease) in net assets				(1,695,908)		278,157

Net Assets
Beginning of period								4,100,948		3,822,791

End of period (including undistributed net investment income as set forth below)								$ 2,405,040		$ 4,100,948

Undistributed (overdistributed) net investment income (operating loss)								$ 15,627		$ 21,316

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 279,110	$ 53,081 $ 103,114 $		53,721	$ 28,079	$ 1,513	$ 1,494	$ 1,459	$ 735	$ 4,555
Reinvested	156,241	79,647	72,567	562	315	7	44	61	260	2
Redeemed	(420,537)	(269,204)	(182,239)	(8,079)	(6,722)	(77)	(233)	(131)	(280)	(158)

Net Increase (Decrease)	$ 14,814	$ (136,476) $	(6,558) $	46,204	$ 21,672	$ 1,443	$ 1,305	$ 1,389	$ 715	$ 4,399

Shares:
Sold	18,060	3,529	6,957	3,638	1,824	98	94	98	48	337
Reinvested	9,067	4,788	4,398	33	19	1	3	3	15	–
Redeemed	(28,243)	(18,566)	(12,697)	(579)	(455)	(5)	(16)	(9)	(19)	(13)

Net Increase (Decrease)	(1,116)	(10,249)	(1,342)	3,092	1,388	94	81	92	44	324

Year Ended October 31, 2007
Dollars:
Sold	$ 265,545	$ 58,116 $ 135,019 $		3,602	$ 1,358	$ 22	$ 32	$ 692	$ 3,021	$ 13
Reinvested	21,503	5,309	5,114	–	–	–	–	–	–	–
Redeemed	(385,977)	(226,528)	(184,617)	(140)	(1)	–	(3)	(6)	(200)	–

Net Increase (Decrease)	$ (98,929) $ (163,103) $		(44,484) $	3,462	$ 1,357	$ 22	$ 29	$ 686	$ 2,821	$ 13

Shares:
Sold	15,200	3,455	8,080	202	77	1	2	39	173	1
Reinvested	1,281	326	316	–	–	–	–	–	–	–
Redeemed	(22,181)	(13,418)	(11,041)	(8)	–	–	–	(1)	(11)	–

Net Increase (Decrease)	(5,700)	(9,637)	(2,645)	194	77	1	2	38	162	1

Distributions:
Year Ended October 31, 2008
From net investment income $	(51,780) $	(21,025) $	(20,046) $	(203) $	(134) $	(3) $	(13) $	(19) $	(81) $	(1)
From net realized gain on
investments	(113,250)	(62,904)	(58,790)	(359)	(181)	(4)	(32)	(42)	(179)	(1)

Total Dividends and Distributions $ (165,030) $		(83,929) $	(78,836) $	(562) $	(315) $	(7) $	(45) $	(61) $	(260) $	(2)

Periods Ended October 31, 2007
From net investment income $	(22,880) $	(5,623) $	(5,580) $	–	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(22,880) $	(5,623) $	(5,580) $	–	$ –	$ –	$ –	$ –	$ –	$ –

See accompanying notes.

192

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Flexible Income Portfolio

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 30,107	$ 27,576
Net realized gain (loss) from investment transactions and foreign currency transactions								14,167		16,583
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(171,395)		12,426

		Net Increase (Decrease) in Net Assets Resulting from Operations						(127,121)		56,585

Dividends and Distributions to Shareholders
From net investment income								(30,696)		(27,064)
From net realized gain on investments								(18,079)		(2,757)

				Total Dividends and Distributions				(48,775)		(29,821)

Capital Share Transactions
Net increase (decrease) in capital share transactions								59,838		(97,204)
Redemption fees - Class A								27		6
Redemption fees - Class B								8		2
Redemption fees - Class C								15		2
Redemption fees - Class J								2		–

				Total increase (decrease) in net assets				(116,006)		(70,430)

Net Assets
Beginning of period								796,884		867,314

End of period (including undistributed net investment income as set forth below)								$ 680,878	$ 796,884

Undistributed (overdistributed) net investment income (operating loss)								$ 2,106	$ 2,695

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 194,859	$ 58,052 $	72,086	$ 12,844	$ 19,909	$ 116	$ 34	$ 502	$ 566	$ 682
Reinvested	22,899	12,070	7,621	145	256	2	6	21	26	10
Redeemed	(171,339)	(103,880)	(50,315)	(2,749)	(13,994)	(7)	(2)	(158)	(356)	(68)

Net Increase (Decrease)	$ 46,419	$ (33,758) $	29,392	$ 10,240	$ 6,171	$ 111	$ 38	$ 365	$ 236	$ 624

Shares:
Sold	17,811	5,353	6,614	1,221	1,780	11	3	47	54	63
Reinvested	2,041	1,069	682	14	24	–	1	2	2	1
Redeemed	(16,052)	(9,572)	(4,679)	(270)	(1,292)	(1)	–	(14)	(32)	(6)

Net Increase (Decrease)	3,800	(3,150)	2,617	965	512	10	4	35	24	58

Year Ended October 31, 2007
Dollars:
Sold	$ 82,035	$ 18,257 $	38,621	$ 522	$ 111	$ 10	$ 99	$ 296	$ 406	$ 10
Reinvested	13,627	8,075	4,092	1	1	–	–	3	4	–
Redeemed	(116,583)	(94,480)	(52,225)	(25)	(21)	–	–	–	(40)	–

Net Increase (Decrease)	$ (20,921) $	(68,148) $	(9,512) $	498	$ 91	$ 10	$ 99	$ 299	$ 370	$ 10

Shares:
Sold	7,022	1,567	3,326	44	10	1	8	25	35	1
Reinvested	1,171	695	354	–	–	–	–	–	–	–
Redeemed	(9,974)	(8,089)	(4,493)	(2)	(2)	–	–	–	(3)	–

Net Increase (Decrease)	(1,781)	(5,827)	(813)	42	8	1	8	25	32	1

Distributions:
Year Ended October 31, 2008
From net investment income $	(17,049) $	(7,991) $	(5,225) $	(130) $	(257) $	(2) $	(4) $	(14) $	(16) $	(8)
From net realized gain on
investments	(8,932)	(5,760)	(3,348)	(15)	(3)	–	(2)	(7)	(10)	(2)

Total Dividends and Distributions $	(25,981) $	(13,751) $	(8,573) $	(145) $	(260) $	(2) $	(6) $	(21) $	(26) $	(10)

Periods Ended October 31, 2007
From net investment income $	(14,465) $	(8,367) $	(4,223) $	(1) $	(1) $	–	$ –	$ (3) $	(4) $	–
From net realized gain on
investments	(1,285)	(1,004)	(468)	–	–	–	–	–	–	–

Total Dividends and Distributions $	(15,750) $	(9,371) $	(4,691) $	(1) $	(1) $	–	$ –	$ (3) $	(4) $	–

See accompanying notes.

193

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Strategic Growth Portfolio

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 48,093		$ 22,266
Net realized gain (loss) from investment transactions and foreign currency transactions								138,618		141,625
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,121,431)		246,017

		Net Increase (Decrease) in Net Assets Resulting from Operations						(934,720)		409,908

Dividends and Distributions to Shareholders
From net investment income								(52,103)		(19,484)
From net realized gain on investments								(143,018)		–

				Total Dividends and Distributions				(195,121)		(19,484)

Capital Share Transactions
Net increase (decrease) in capital share transactions								13,574		(141,294)
Redemption fees - Class A								11		7
Redemption fees - Class B								2		1
Redemption fees - Class C								3		9
Redemption fees - Class J								2		–

				Total increase (decrease) in net assets				(1,116,249)		249,147

Net Assets
Beginning of period								2,587,687		2,338,540

End of period (including undistributed net investment income as set forth below)								$ 1,471,438		$ 2,587,687

Undistributed (overdistributed) net investment income (operating loss)								$ 196		$ 4,206

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 191,379	$ 29,195 $	61,875 $	58,149	$ 14,918	$ 1,532	$ 379	$ 1,017	$ 696	$ 1,442
Reinvested	89,543	50,383	42,038	599	264	17	6	62	103	3
Redeemed	(237,070)	(174,437)	(107,435)	(6,501)	(3,795)	(151)	(17)	(245)	(251)	(124)

Net Increase (Decrease)	$ 43,852	$ (94,859) $	(3,522) $	52,247	$ 11,387	$ 1,398	$ 368	$ 834	$ 548	$ 1,321

Shares:
Sold	11,362	1,832	3,856	3,554	889	88	23	61	41	97
Reinvested	4,658	2,767	2,304	32	14	1	–	3	6	–
Redeemed	(14,440)	(11,137)	(6,915)	(427)	(230)	(9)	(1)	(17)	(15)	(9)

Net Increase (Decrease)	1,580	(6,538)	(755)	3,159	673	80	22	47	32	88

Year Ended October 31, 2007
Dollars:
Sold	$ 195,805	$ 44,755 $	91,254 $	3,744	$ 1,505	$ 48	$ 46	$ 754	$ 1,266	$ 10
Reinvested	12,022	3,319	2,830	–	–	–	–	–	–	–
Redeemed	(232,834)	(151,100)	(114,425)	(121)	(92)	(8)	(3)	(8)	(61)	–

Net Increase (Decrease)	$ (25,007) $ (103,026) $		(20,341) $	3,623	$ 1,413	$ 40	$ 43	$ 746	$ 1,205	$ 10

Shares:
Sold	10,059	2,417	4,927	189	75	2	2	38	65	1
Reinvested	647	188	159	–	–	–	–	–	–	–
Redeemed	(12,031)	(8,177)	(6,200)	(6)	(5)	–	–	(1)	(3)	–

Net Increase (Decrease)	(1,325)	(5,572)	(1,114)	183	70	2	2	37	62	1

Distributions:
Year Ended October 31, 2008
From net investment income $	(28,508) $	(12,490) $	(10,736) $	(218) $	(91) $	(7) $	(2) $	(19) $	(31) $	(1)
From net realized gain on
investments	(66,459)	(41,008)	(34,865)	(381)	(173)	(10)	(5)	(43)	(72)	(2)

Total Dividends and Distributions $	(94,967) $	(53,498) $	(45,601) $	(599) $	(264) $	(17) $		(7) $ (62) $	(103) $	(3)

Periods Ended October 31, 2007
From net investment income $	(12,863) $	(3,534) $	(3,087) $	–	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(12,863) $	(3,534) $	(3,087) $	–	$ –	$ –	$ –	$ –	$ –	$ –

See accompanying notes.

194

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Short-Term Bond Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 12,858		$ 11,957
Net realized gain (loss) from investment transactions and foreign currency transactions								(3,209)		(1,093)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(31,589)		(2,110)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(21,940)		8,754

Dividends and Distributions to Shareholders
From net investment income								(13,283)		(12,646)

				Total Dividends and Distributions				(13,283)		(12,646)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(75,919)		80,112
Redemption fees - Class A								1		1
Redemption fees - Class J								2		1

				Total increase (decrease) in net assets				(111,139)		76,222

Net Assets
Beginning of period								295,531		219,309

End of period (including undistributed net investment income as set forth below)							$ 184,392		$ 295,531

Undistributed (overdistributed) net investment income (operating loss)							$ (484)		$ (494)

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 6,835 $	1,354 $	9,480 $	47,558 $	390 $	96 $	8,515 $	1,687 $	2,788
Reinvested	3,702	67	2,675	5,756	15	6	481	104	118
Redeemed	(26,844)	(1,086)	(18,866)	(87,211)	(71)	(8)	(25,949)	(2,474)	(5,037)

Net Increase (Decrease)	$ (16,307) $	335 $	(6,711) $	(33,897) $	334 $	94 $	(16,953) $	(683) $	(2,131)

Shares:
Sold	729	142	1,000	5,028	41	9	875	181	297
Reinvested	397	7	287	616	2	1	50	11	13
Redeemed	(2,884)	(117)	(2,025)	(9,463)	(8)	(1)	(2,718)	(269)	(537)

Net Increase (Decrease)	(1,758)	32	(738)	(3,819)	35	9	(1,793)	(77)	(227)

Year Ended October 31, 2007
Dollars:
Sold	$ 17,773 $	1,984 $	20,749 $	65,106 $	112 $	17,878 $	19,845 $	8,095 $	12,631
Reinvested	4,287	24	2,733	4,631	4	137	252	93	186
Redeemed	(25,317)	(408)	(13,758)	(15,834)	(30)	(18,042)	(1,085)	(6,719)	(15,215)

Net Increase (Decrease)	$ (3,257) $	1,600 $	9,724 $	53,903 $	86 $	(27) $	19,012 $	1,469 $	(2,398)

Shares:
Sold	1,795	201	2,092	6,577	11	1,819	1,998	822	1,277
Reinvested	434	2	276	469	1	14	25	10	19
Redeemed	(2,558)	(41)	(1,389)	(1,599)	(3)	(1,832)	(110)	(683)	(1,536)

Net Increase (Decrease)	(329)	162	979	5,447	9	1	1,913	149	(240)

Distributions:
Year Ended October 31, 2008
From net investment income $	(3,927) $	(76) $	(2,720) $	(5,833) $	(15) $	(6) $	(483) $	(104) $	(119)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,927) $	(76) $	(2,720) $	(5,833) $	(15) $	(6) $	(483) $	(104) $	(119)

Year Ended October 31, 2007
From net investment income $	(4,550) $	(26) $	(2,755) $	(4,641) $	(5) $	(137) $	(253) $	(93) $	(186)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(4,550) $	(26) $	(2,755) $	(4,641) $	(5) $	(137) $	(253) $	(93) $	(186)

See accompanying notes.

195

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Short-Term Income Fund

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 18,858	$ 9,855
Net realized gain (loss) from investment transactions and foreign currency transactions					(2,379)	(354)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(12,066)	548

		Net Increase (Decrease) in Net Assets Resulting from Operations			4,413	10,049

Dividends and Distributions to Shareholders
From net investment income					(18,888)	(9,926)

				Total Dividends and Distributions	(18,888)	(9,926)

Capital Share Transactions
Net increase (decrease) in capital share transactions					102,894	(27,364)
Redemption fees - Class A					–	1

				Total increase (decrease) in net assets	88,419	(27,240)

Net Assets
Beginning of period					210,142	237,382

End of period (including undistributed net investment income as set forth below)					$ 298,561	$ 210,142

Undistributed (overdistributed) net investment income (operating loss)					$ 19	$ 75

	Class A	Class B(a)	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 23,016	N/A	$ 2,642	$ 334,621
Reinvested	1,171	N/A	124	17,301
Redeemed	(22,593)	N/A	(2,632)	(250,756)

Net Increase (Decrease)	$ 1,594	N/A	$ 134	$ 101,166

Shares:
Sold	1,975	N/A	227	28,851
Reinvested	101	N/A	11	1,491
Redeemed	(1,946)	N/A	(227)	(21,870)

Net Increase (Decrease)	130	N/A	11	8,472

Year Ended October 31, 2007
Dollars:
Sold	$ 32,786 $	3,928	$ 811	$ 5,311
Reinvested	1,290	70	162	7,650
Redeemed	(29,504)	(20,437)	(3,007)	(26,424)

Net Increase (Decrease)	$ 4,572 $	(16,439) $	(2,034) $	(13,463)

Shares:
Sold	2,826	338	70	458
Reinvested	109	6	14	659
Redeemed	(2,543)	(1,760)	(259)	(2,277)

Net Increase (Decrease)	392	(1,416)	(175)	(1,160)

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,437)	N/A	$ (145) $	(17,306)
From net realized gain on
investments	–	N/A	–	–

Total Dividends and Distributions $	(1,437)	N/A	$ (145) $	(17,306)

Year Ended October 31, 2007
From net investment income $	(1,645) $	(97) $	(195) $	(7,989)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(1,645) $	(97) $	(195) $	(7,989)

(a) Class B shares discontinued operations and converted to Class A shares on January 4, 2007.

See accompanying notes.

196

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SmallCap Blend Fund

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 341	$ (716)
Net realized gain (loss) from investment transactions and foreign currency transactions								(18,217)		28,909
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(102,997)		12,799

			Net Increase (Decrease) in Net Assets Resulting from Operations					(120,873)		40,992

Dividends and Distributions to Shareholders
From net realized gain on investments								(28,163)		(27,355)

					Total Dividends and Distributions			(28,163)		(27,355)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(11,900)		6,269
Redemption fees - Class A								–		15
Redemption fees - Class J								1		–

					Total increase (decrease) in net assets			(160,935)		19,921

Net Assets
Beginning of period								353,970		334,049

End of period (including undistributed net investment income as set forth below)								$ 193,035	$ 353,970

Undistributed (overdistributed) net investment income (operating loss)								$ 334	$ –

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 7,377	$ 600 $	54	$ 3,750	$ –	$ 99	$ 267	$ 377 $	1,235	$ 522
Reinvested	9,216	1,726	121	12,925	3,319	33	217	146	165	203
Redeemed	(18,049)	(5,576)	(250)	(26,420)	(693)	(158)	(687)	(601)	(718)	(1,100)

Net Increase (Decrease)	$ (1,456) $	(3,250) $	(75) $	(9,745) $	2,626	$ (26) $	(203) $	(78) $	682	$ (375)

Shares:
Sold	529	43	4	278	–	7	18	27	87	35
Reinvested	594	114	8	867	210	2	14	10	10	13
Redeemed	(1,305)	(413)	(18)	(1,992)	(48)	(11)	(52)	(43)	(49)	(78)

Net Increase (Decrease)	(182)	(256)	(6)	(847)	162	(2)	(20)	(6)	48	(30)

Year Ended October 31, 2007
Dollars:
Sold	$ 16,639	$ 1,900 $	1,709	$ 19,852	$ –	$ 229	$ 232	$ 406 $	1,058	$ 1,532
Reinvested	8,779	1,955	–	12,264	3,161	16	204	162	118	608
Redeemed	(21,734)	(6,936)	(167)	(24,949)	(2,190)	(29)	(398)	(1,009)	(569)	(6,574)

Net Increase (Decrease)	$ 3,684	$ (3,081) $	1,542	$ 7,167	$ 971	$ 216	$ 38	$ (441) $	607	$ (4,434)

Shares:
Sold	959	112	98	1,191	–	13	14	23	61	86
Reinvested	528	119	–	767	188	1	12	10	7	36
Redeemed	(1,250)	(407)	(10)	(1,494)	(121)	(2)	(23)	(58)	(33)	(385)

Net Increase (Decrease)	237	(176)	88	464	67	12	3	(25)	35	(263)

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ – $	–	$ –
From net realized gain on
investments	(9,271)	(1,753)	(124)	(12,930)	(3,319)	(33)	(217)	(146)	(165)	(205)

Total Dividends and Distributions $	(9,271) $	(1,753) $	(124) $	(12,930) $	(3,319) $	(33) $	(217) $	(146) $	(165) $	(205)

Year Ended October 31, 2007
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ – $	–	$ –
From net realized gain on
investments	(8,840)	(1,981)	–	(12,264)	(3,161)	(16)	(204)	(162)	(119)	(608)

Total Dividends and Distributions $	(8,840) $	(1,981) $	–	$ (12,264) $	(3,161) $	(16) $	(204) $	(162) $	(119) $	(608)

See accompanying notes.

197

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SmallCap Blend Fund I(a)

							Year Ended	Year Ended
							October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)							$ 129	$ (68)
Net realized gain (loss) from investment transactions and foreign currency transactions							(17,185)	21,756
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(38,184)	(3,004)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(55,240)	18,684

Dividends and Distributions to Shareholders
From net investment income							–	(102)
From net realized gain on investments							(21,766)	(21,838)

				Total Dividends and Distributions			(21,766)	(21,940)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(8,788)	(46,722)

				Total increase (decrease) in net assets			(85,794)	(49,978)

Net Assets
Beginning of period							176,902	226,880

End of period (including undistributed net investment income as set forth below)							$ 91,108	$ 176,902

Undistributed (overdistributed) net investment income (operating loss)							$ 129	$ –

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 3,790 $	209	$ 705 $	1,016 $	207 $	53
Reinvested	20,999	27	116	463	122	39
Redeemed	(33,967)	(111)	(747)	(954)	(582)	(173)

Net Increase (Decrease)	$ (9,178) $	125	$ 74 $	525 $	(253) $	(81)

Shares:
Sold	309	18	60	83	18	4
Reinvested	1,525	2	9	35	9	3
Redeemed	(2,724)	(9)	(65)	(80)	(48)	(14)

Net Increase (Decrease)	(890)	11	4	38	(21)	(7)

Year Ended October 31, 2007
Dollars:
Sold	$ 5,097 $	168	$ 301 $	652 $	214 $	313
Reinvested	21,288	17	131	367	101	35
Redeemed	(72,709)	(129)	(806)	(1,089)	(357)	(316)

Net Increase (Decrease)	$ (46,324) $	56	$ (374) $	(70) $	(42) $	32

Shares:
Sold	307	10	19	41	13	19
Reinvested	1,343	1	9	24	6	2
Redeemed	(4,409)	(8)	(51)	(68)	(22)	(19)

Net Increase (Decrease)	(2,759)	3	(23)	(3)	(3)	2

Distributions:
Year Ended October 31, 2008
From net investment income $	– $	–	$ – $	– $	– $	–
From net realized gain on
investments	(20,999)	(27)	(116)	(463)	(122)	(39)

Total Dividends and Distributions $	(20,999) $	(27) $	(116) $	(463) $	(122) $	(39)

Year Ended October 31, 2007
From net investment income $	(102) $	–	$ – $	– $	– $	–
From net realized gain on
investments	–	–	–	–	–	–
From tax return of capital	(21,187)	(17)	(131)	(367)	(101)	(35)

Total Dividends and Distributions $	(21,289) $	(17) $	(131) $	(367) $	(101) $	(35)

(a) Effective June 13, 2008, Partners SmallCap Blend Fund changed its name to SmallCap Blend Fund I.

See accompanying notes.

198

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SmallCap Growth Fund

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ (1,176)		$ (1,297)
Net realized gain (loss) from investment transactions and foreign currency transactions								(23,222)		55,176
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(146,332)		10,559

			Net Increase (Decrease) in Net Assets Resulting from Operations					(170,730)		64,438

Dividends and Distributions to Shareholders
From net realized gain on investments								(24,053)		(2,080)

					Total Dividends and Distributions			(24,053)		(2,080)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(59,700)		370,677
Redemption fees - Class J								–		1

					Total increase (decrease) in net assets			(254,483)		433,036

Net Assets
Beginning of period								478,257		45,221

End of period (including undistributed net investment income as set forth below)								$ 223,774		$ 478,257

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ –

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 7,956	$ 777	$ 1,048	$ 4,927	$ 39,143	$ 359	$ 231	$ 2,613	$ 1,762	$ 3,156
Reinvested	6,323	395	103	2,528	14,253	11	53	132	20	72
Redeemed	(58,606)	(2,665)	(670)	(7,394)	(73,636)	(87)	(358)	(984)	(195)	(967)

Net Increase (Decrease)	$ (44,327) $	(1,493) $	481	$ 61	$ (20,240) $	283	$ (74) $	1,761	$ 1,587	$ 2,261

Shares:
Sold	969	101	128	647	5,816	49	27	310	211	368
Reinvested	686	44	11	293	1,539	1	6	14	2	8
Redeemed	(7,532)	(344)	(89)	(1,013)	(7,996)	(12)	(46)	(127)	(25)	(122)

Net Increase (Decrease)	(5,877)	(199)	50	(73)	(641)	38	(13)	197	188	254

Periods Ended October 31, 2007
Dollars:
Sold	$ 10,553	$ 534	$ 1,058	$ 7,851	$ 12,489	$ 113	$ 411	$ 2,002	$ 326	$ 603
Issued in acquisitions	105,315	7,832	924	–	284,360	–	–	–	–	–
Reinvested	–	–	–	1,596	391	3	34	3	2	49
Redeemed	(15,613)	(1,757)	(373)	(7,512)	(39,224)	(4)	(273)	(413)	(60)	(543)

Net Increase (Decrease)	$ 100,255	$ 6,609	$ 1,609	$ 1,935	$ 258,016	$ 112	$ 172	$ 1,592	$ 268	$ 109

Shares:
Sold	1,111	56	109	874	1,326	12	44	219	32	65
Issued in acquisitions	11,840	881	104	–	31,975	–	–	–	–	–
Reinvested	–	–	–	190	44	–	4	–	–	5
Redeemed	(1,645)	(187)	(42)	(849)	(4,173)	–	(29)	(44)	(6)	(57)

Net Increase (Decrease)	11,306	750	171	215	29,172	12	19	175	26	13

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(6,431)	(431)	(114)	(2,532)	(14,256)	(12)	(53)	(132)	(20)	(72)

Total Dividends and Distributions $	(6,431) $	(431) $	(114) $	(2,532) $	(14,256) $	(12) $	(53) $	(132) $	(20) $	(72)

Year Ended October 31, 2007
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	(1,598)	(391)	(3)	(34)	(3)	(2)	(49)

Total Dividends and Distributions $	–	$ –	$ –	$ (1,598) $	(391) $	(3) $	(34) $	(3) $	(2) $	(49)

See accompanying notes.

199

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SmallCap Growth Fund I(a)

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ (949)	$ (1,109)
Net realized gain (loss) from investment transactions and foreign currency transactions								(22,759)	16,083
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(73,014)	24,329

			Net Increase (Decrease) in Net Assets Resulting from Operations					(96,722)	39,303

Dividends and Distributions to Shareholders
From net realized gain on investments								(15,192)	(5,078)

					Total Dividends and Distributions			(15,192)	(5,078)

Capital Share Transactions
Net increase (decrease) in capital share transactions								31,413	52,821

					Total increase (decrease) in net assets			(80,501)	87,046

Net Assets
Beginning of period								201,154	114,108

End of period (including undistributed net investment income as set forth below)								$ 120,653	$ 201,154

Undistributed (overdistributed) net investment income (operating loss)								$ –	$ –

	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 2,325	$ 60,509	$ 274	$ 1,089	$ 2,398	$ 2,724	$ 4,901
Reinvested	1,007	12,992	15	159	254	70	695
Redeemed	(2,373)	(45,817)	(52)	(761)	(2,243)	(831)	(5,922)

Net Increase (Decrease)	$ 959	$ 27,684	$ 237	$ 487	$ 409	$ 1,963	$ (326)

Shares:
Sold	285	6,702	31	127	282	316	559
Reinvested	107	1,264	2	16	26	7	69
Redeemed	(301)	(5,684)	(6)	(102)	(273)	(104)	(698)

Net Increase (Decrease)	91	2,282	27	41	35	219	(70)

Year Ended October 31, 2007
Dollars:
Sold	$ 2,354	$ 69,100	$ 173	$ 1,204	$ 2,195	$ 493	$ 4,369
Reinvested	432	4,234	2	56	111	19	224
Redeemed	(2,133)	(24,564)	(50)	(445)	(2,086)	(210)	(2,657)

Net Increase (Decrease)	$ 653	$ 48,770	$ 125	$ 815	$ 220	$ 302	$ 1,936

Shares:
Sold	243	6,731	18	121	215	50	419
Reinvested	48	438	–	6	12	2	23
Redeemed	(224)	(2,463)	(5)	(43)	(215)	(21)	(258)

Net Increase (Decrease)	67	4,706	13	84	12	31	184

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(1,007)	(12,992)	(15)	(159)	(254)	(70)	(695)

Total Dividends and Distributions $	(1,007) $	(12,992) $	(15) $	(159) $	(254) $	(70) $	(695)

Year Ended October 31, 2007
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(432)	(4,234)	(2)	(56)	(111)	(19)	(224)

Total Dividends and Distributions $	(432) $	(4,234) $	(2) $	(56) $	(111) $	(19) $	(224)

(a) Effective June 13, 2008, Partners SmallCap Growth Fund I changed its name to SmallCap Growth Fund I.

See accompanying notes.

200

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SmallCap Growth Fund II(a)

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ (3,998)		$ (4,435)
Net realized gain (loss) from investment transactions and foreign currency transactions								(36,487)		42,821
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(240,446)		66,518

			Net Increase (Decrease) in Net Assets Resulting from Operations					(280,931)		104,904

Dividends and Distributions to Shareholders
From net realized gain on investments								(37,471)		(46,563)

					Total Dividends and Distributions			(37,471)		(46,563)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(50,858)		29,916
Redemption fees - Class A								–		1
Redemption fees - Class J								1		–

					Total increase (decrease) in net assets			(369,259)		88,258

Net Assets
Beginning of period								717,788		629,530

End of period (including undistributed net investment income as set forth below)								$ 348,529		$ 717,788

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ –

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 2,490	$ 375 $	353	$ 4,354	$ 27,829	$ 633	$ 1,290	$ 3,460	$ 2,557	$ 6,714
Reinvested	1,024	416	30	1,605	29,723	108	837	982	543	2,186
Redeemed	(3,485)	(1,436)	(260)	(5,339)	(101,099)	(507)	(4,520)	(6,621)	(2,700)	(12,400)

Net Increase (Decrease)	$ 29	$ (645) $	123	$ 620	$ (43,547) $	234	$ (2,393) $	(2,179) $	400	$ (3,500)

Shares:
Sold	315	50	45	595	3,327	78	165	437	323	827
Reinvested	115	48	3	197	3,238	12	98	112	61	243
Redeemed	(461)	(190)	(35)	(768)	(12,768)	(65)	(596)	(856)	(354)	(1,629)

Net Increase (Decrease)	(31)	(92)	13	24	(6,203)	25	(333)	(307)	30	(559)

Year Ended October 31, 2007
Dollars:
Sold	$ 4,641	$ 817 $	496	$ 9,711	$ 46,586	$ 1,247	$ 3,510	$ 4,814	$ 6,000	$ 15,972
Reinvested	1,214	556	–	1,535	38,429	68	1,037	1,172	413	2,125
Redeemed	(4,103)	(1,471)	(17)	(4,194)	(79,978)	(254)	(3,528)	(4,739)	(2,937)	(9,206)

Net Increase (Decrease)	$ 1,752	$ (98) $	479	$ 7,052	$ 5,037	$ 1,061	$ 1,019	$ 1,247	$ 3,476	$ 8,891

Shares:
Sold	490	88	52	1,126	4,783	130	384	521	649	1,709
Reinvested	133	62	–	184	4,163	7	119	132	46	234
Redeemed	(436)	(158)	(2)	(483)	(8,379)	(27)	(390)	(517)	(311)	(986)

Net Increase (Decrease)	187	(8)	50	827	567	110	113	136	384	957

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(1,034)	(421)	(30)	(1,606)	(29,723)	(108)	(837)	(982)	(543)	(2,187)

Total Dividends and Distributions $	(1,034) $	(421) $	(30) $	(1,606) $	(29,723) $	(108) $	(837) $	(982) $	(543) $	(2,187)

Year Ended October 31, 2007
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(1,223)	(560)	–	(1,535)	(38,429)	(68)	(1,038)	(1,172)	(413)	(2,125)

Total Dividends and Distributions $	(1,223) $	(560) $	–	$ (1,535) $	(38,429) $	(68) $	(1,038) $	(1,172) $	(413) $	(2,125)

(a) Effective June 13, 2008, Partners SmallCap Growth Fund II changed its name to SmallCap Growth Fund II.

See accompanying notes.

201

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SmallCap Growth Fund III(a)

							Year Ended	Year Ended
							October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)							$ (827)	$ (1,975)
Net realized gain (loss) from investment transactions and foreign currency transactions							(40,617)	27,502
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(131,115)	21,688

			Net Increase (Decrease) in Net Assets Resulting from Operations				(172,559)	47,215

Dividends and Distributions to Shareholders
From net realized gain on investments							(27,447)	(23,199)
From tax return of capital							(103)	–

					Total Dividends and Distributions		(27,550)	(23,199)

Capital Share Transactions
Net increase (decrease) in capital share transactions							44,490	100,552

					Total increase (decrease) in net assets		(155,619)	124,568

Net Assets
Beginning of period							362,697	238,129

End of period (including undistributed net investment income as set forth below)							$ 207,078	$ 362,697

Undistributed (overdistributed) net investment income (operating loss)							$ 442	$ 75

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 46,255	$ 157	$ 145	$ 1,007	$ 618	$ 2,669
Reinvested	26,835	63	69	131	48	403
Redeemed	(28,211)	(254)	(179)	(510)	(369)	(4,387)

Net Increase (Decrease)	$ 44,879	$ (34) $	35	$ 628	$ 297	$ (1,315)

Shares:
Sold	4,438	17	15	104	70	262
Reinvested	2,323	6	6	12	4	35
Redeemed	(2,971)	(28)	(20)	(52)	(39)	(469)

Net Increase (Decrease)	3,790	(5)	1	64	35	(172)

Year Ended October 31, 2007
Dollars:
Sold	$ 99,530	$ 175	$ 317	$ 978	$ 443	$ 3,047
Reinvested	22,706	71	78	78	33	232
Redeemed	(25,539)	(237)	(299)	(269)	(176)	(616)

Net Increase (Decrease)	$ 96,697	$ 9	$ 96	$ 787	$ 300	$ 2,663

Shares:
Sold	8,024	14	26	78	35	245
Reinvested	1,892	6	7	7	3	20
Redeemed	(2,089)	(20)	(25)	(23)	(14)	(51)

Net Increase (Decrease)	7,827	–	8	62	24	214

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(26,734)	(63)	(69)	(131)	(48)	(402)
From tax return of capital	(101)	–	–	–	–	(2)

Total Dividends and Distributions $	(26,835) $	(63) $	(69) $	(131) $	(48) $	(404)

Year Ended October 31, 2007
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(22,706)	(71)	(78)	(78)	(34)	(232)

Total Dividends and Distributions $	(22,706) $	(71) $	(78) $	(78) $	(34) $	(232)

(a) Effective June 13, 2008, Partners SmallCap Growth Fund III changed its name to SmallCap Growth Fund III.

See accompanying notes.

202

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							SmallCap S&P 600 Index Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 4,811		$ 2,929
Net realized gain (loss) from investment transactions and foreign currency transactions								19,061	39,180
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(203,927)	1,188

		Net Increase (Decrease) in Net Assets Resulting from Operations						(180,055)	43,297

Dividends and Distributions to Shareholders
From net investment income								(3,200)	(2,057)
From net realized gain on investments								(40,581)	(22,227)

				Total Dividends and Distributions				(43,781)	(24,284)

Capital Share Transactions
Net increase (decrease) in capital share transactions								98,979	103,643
Redemption fees - Class J								5	1

				Total increase (decrease) in net assets				(124,852)	122,657

Net Assets
Beginning of period								510,184	387,527

End of period (including undistributed net investment income as set forth below)							$ 385,332		$ 510,184

Undistributed (overdistributed) net investment income (operating loss)							$ 4,127		$ 2,516

	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 21,950 $	71,819 $	2,050 $	4,145 $	12,196 $	16,168 $	20,959
Reinvested	7,333	21,309	377	1,975	3,971	1,357	7,444
Redeemed	(19,295)	(25,339)	(1,586)	(6,573)	(10,848)	(4,455)	(25,978)

Net Increase (Decrease)	$ 9,988 $	67,789 $	841 $	(453) $	5,319 $	13,070 $	2,425

Shares:
Sold	1,472	4,591	134	263	790	1,052	1,350
Reinvested	452	1,269	23	117	233	79	434
Redeemed	(1,332)	(1,691)	(114)	(433)	(709)	(277)	(1,664)

Net Increase (Decrease)	592	4,169	43	(53)	314	854	120

Year Ended October 31, 2007
Dollars:
Sold	$ 19,732 $	88,866 $	2,891 $	5,138 $	19,059 $	8,419 $	27,697
Reinvested	4,555	10,522	116	1,358	2,079	794	4,848
Redeemed	(14,568)	(37,406)	(558)	(5,341)	(7,232)	(5,521)	(21,805)

Net Increase (Decrease)	$ 9,719 $	61,982 $	2,449 $	1,155 $	13,906 $	3,692 $	10,740

Shares:
Sold	1,085	4,711	154	273	1,004	443	1,452
Reinvested	258	577	7	74	113	43	261
Redeemed	(799)	(2,049)	(31)	(282)	(381)	(287)	(1,162)

Net Increase (Decrease)	544	3,239	130	65	736	199	551

Distributions:
Year Ended October 31, 2008
From net investment income $	(248) $	(2,125) $	(3) $	(43) $	(166) $	(80) $	(535)
From net realized gain on
investments	(7,088)	(19,196)	(374)	(1,932)	(3,805)	(1,277)	(6,909)

Total Dividends and Distributions $	(7,336) $	(21,321) $	(377) $	(1,975) $	(3,971) $	(1,357) $	(7,444)

Year Ended October 31, 2007
From net investment income $	(66) $	(1,392) $	– $	(13) $	(86) $	(58) $	(442)
From net realized gain on
investments	(4,491)	(9,139)	(116)	(1,346)	(1,993)	(736)	(4,406)

Total Dividends and Distributions $	(4,557) $	(10,531) $	(116) $	(1,359) $	(2,079) $	(794) $	(4,848)

See accompanying notes.

203

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SmallCap Value Fund

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 3,770	$ 3,852
Net realized gain (loss) from investment transactions and foreign currency transactions								(64,073)		35,758
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(110,626)		(34,571)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(170,929)		5,039

Dividends and Distributions to Shareholders
From net investment income								(4,802)		(1,000)
From net realized gain on investments								(41,414)		(10,978)

					Total Dividends and Distributions			(46,216)		(11,978)

Capital Share Transactions
Net increase (decrease) in capital share transactions								45,298		398,629
Redemption fees - Class J								1		–

					Total increase (decrease) in net assets			(171,846)		391,690

Net Assets
Beginning of period								614,776		223,086

End of period (including undistributed net investment income as set forth below)								$ 442,930	$ 614,776

Undistributed (overdistributed) net investment income (operating loss)								$ 1,843	$ 3,362

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 6,366	$ 860	$ 1,858	$ 8,545	$ 96,407	$ 615	$ 1,897	$ 3,101	$ 3,179	$ 7,237
Reinvested	1,480	302	280	5,360	33,281	106	594	1,036	620	2,805
Redeemed	(7,725)	(1,310)	(1,390)	(15,987)	(88,720)	(309)	(1,891)	(3,459)	(1,423)	(8,417)

Net Increase (Decrease)	$ 121	$ (148) $	748	$ (2,082) $	40,968	$ 412	$ 600	$ 678	$ 2,376	$ 1,625

Shares:
Sold	418	58	121	578	6,561	42	123	205	205	467
Reinvested	89	18	17	332	1,991	7	36	62	37	167
Redeemed	(512)	(89)	(93)	(1,094)	(5,383)	(21)	(125)	(226)	(94)	(578)

Net Increase (Decrease)	(5)	(13)	45	(184)	3,169	28	34	41	148	56

Year Ended October 31, 2007
Dollars:
Sold	$ 12,265	$ 1,241	$ 2,868	$ 20,249	$ 102,333	$ 1,464	$ 4,975	$ 9,416	$ 6,077	$ 29,159
Issued in acquisitions	9,544	2,995	2,592	–	294,007	–	–	–	–	–
Reinvested	420	79	–	3,273	5,944	50	325	479	321	1,058
Redeemed	(7,664)	(1,273)	(905)	(18,741)	(60,598)	(1,096)	(3,635)	(5,028)	(2,628)	(10,937)

Net Increase (Decrease)	$ 14,565	$ 3,042	$ 4,555	$ 4,781	$ 341,686	$ 418	$ 1,665	$ 4,867	$ 3,770	$ 19,280

Shares:
Sold	646	66	152	1,096	5,400	77	263	498	317	1,557
Issued in acquisitions	502	158	136	–	15,450	–	–	–	–	–
Reinvested	22	4	–	177	310	3	17	25	17	55
Redeemed	(406)	(68)	(48)	(1,021)	(3,196)	(59)	(193)	(264)	(138)	(579)

Net Increase (Decrease)	764	160	240	252	17,964	21	87	259	196	1,033

Distributions:
Year Ended October 31, 2008
From net investment income $	(104) $	–	$ –	$ (322) $	(3,938) $	(3) $	(28) $	(68) $	(54) $	(285)
From net realized gain on
investments	(1,568)	(321)	(341)	(5,044)	(29,352)	(103)	(566)	(968)	(566)	(2,585)

Total Dividends and Distributions $	(1,672) $	(321) $	(341) $	(5,366) $	(33,290) $	(106) $	(594) $	(1,036) $	(620) $	(2,870)

Year Ended October 31, 2007
From net investment income $	–	$ –	$ –	$ –	$ (864) $	–	$ –	$ (15) $	(22) $	(99)
From net realized gain on
investments	(434)	(79)	–	(3,277)	(5,081)	(50)	(325)	(464)	(299)	(969)

Total Dividends and Distributions $	(434) $	(79) $	–	$ (3,277) $	(5,945) $	(50) $	(325) $	(479) $	(321) $	(1,068)

See accompanying notes.

204

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							SmallCap Value Fund I(a)

							Year Ended	Year Ended
							October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)							$ 4,003	$ 2,556
Net realized gain (loss) from investment transactions and foreign currency transactions							(32,169)	34,316
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(134,200)	(24,282)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(162,366)	12,590

Dividends and Distributions to Shareholders
From net investment income							(3,051)	(1,968)
From net realized gain on investments							(33,659)	(24,411)

				Total Dividends and Distributions			(36,710)	(26,379)

Capital Share Transactions
Net increase (decrease) in capital share transactions							54,697	51,989

				Total increase (decrease) in net assets			(144,379)	38,200

Net Assets
Beginning of period							464,997	426,797

End of period (including undistributed net investment income as set forth below)							$ 320,618	$ 464,997

Undistributed (overdistributed) net investment income (operating loss)							$ 2,962	$ 2,010

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 76,208 $	784	$ 1,858 $	4,306 $	2,879 $	8,081
Reinvested	31,473	221	932	1,490	697	1,896
Redeemed	(50,647)	(1,143)	(4,316)	(6,260)	(2,928)	(10,834)

Net Increase (Decrease)	$ 57,034 $	(138) $	(1,526) $	(464) $	648 $	(857)

Shares:
Sold	5,252	55	132	303	204	563
Reinvested	1,973	14	60	95	44	119
Redeemed	(3,553)	(93)	(302)	(436)	(207)	(737)

Net Increase (Decrease)	3,672	(24)	(110)	(38)	41	(55)

Year Ended October 31, 2007
Dollars:
Sold	$ 93,596 $	1,563	$ 3,565 $	5,739 $	6,916 $	15,506
Reinvested	22,400	136	1,083	1,290	276	1,193
Redeemed	(67,766)	(1,153)	(10,337)	(9,752)	(2,690)	(9,576)

Net Increase (Decrease)	$ 48,230 $	546	$ (5,689) $	(2,723) $	4,502 $	7,123

Shares:
Sold	4,981	85	193	309	370	837
Reinvested	1,204	7	59	70	15	64
Redeemed	(3,603)	(63)	(575)	(528)	(144)	(514)

Net Increase (Decrease)	2,582	29	(323)	(149)	241	387

Distributions:
Year Ended October 31, 2008
From net investment income $	(2,850) $	–	$ (9) $	(41) $	(34) $	(117)
From net realized gain on
investments	(28,623)	(221)	(924)	(1,449)	(663)	(1,779)

Total Dividends and Distributions $	(31,473) $	(221) $	(933) $	(1,490) $	(697) $	(1,896)

Year Ended October 31, 2007
From net investment income $	(1,918) $	–	$ – $	– $	(4) $	(46)
From net realized gain on
investments	(20,482)	(136)	(1,083)	(1,290)	(272)	(1,148)

Total Dividends and Distributions $	(22,400) $	(136) $	(1,083) $	(1,290) $	(276) $	(1,194)

(a) Effective June 13, 2008, Partners SmallCap Value Fund I changed its name to SmallCap Value Fund I.

See accompanying notes.

205

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SmallCap Value Fund II(a)

							Year Ended	Year Ended
							October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)							$ 1,468	$ 999
Net realized gain (loss) from investment transactions and foreign currency transactions							10,189	46,369
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies							(131,731)	(34,522)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(120,074)	12,846

Dividends and Distributions to Shareholders
From net investment income							(907)	(2,012)
From net realized gain on investments							(47,256)	(34,889)

					Total Dividends and Distributions		(48,163)	(36,901)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(22,168)	20,919

					Total increase (decrease) in net assets		(190,405)	(3,136)

Net Assets
Beginning of period							363,800	366,936

End of period (including undistributed net investment income as set forth below)							$ 173,395	$ 363,800

Undistributed (overdistributed) net investment income (operating loss)							$ 1,132	$ 586

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 11,495 $	155	$ 515	$ 936	$ 1,471	$ 6,164
Reinvested	45,541	43	219	1,644	264	452
Redeemed	(81,622)	(117)	(765)	(4,055)	(580)	(3,928)

Net Increase (Decrease)	$ (24,586) $	81	$ (31) $	(1,475) $	1,155	$ 2,688

Shares:
Sold	1,192	17	58	106	168	654
Reinvested	4,307	4	21	158	25	43
Redeemed	(8,717)	(12)	(86)	(435)	(60)	(400)

Net Increase (Decrease)	(3,218)	9	(7)	(171)	133	297

Year Ended October 31, 2007
Dollars:
Sold	$ 53,355 $	234	$ 1,415	$ 10,802	$ 1,569	$ 3,142
Reinvested	36,209	13	68	312	185	114
Redeemed	(82,572)	(38)	(385)	(2,038)	(849)	(617)

Net Increase (Decrease)	$ 6,992 $	209	$ 1,098	$ 9,076	$ 905	$ 2,639

Shares:
Sold	3,951	18	107	837	115	238
Reinvested	2,748	1	5	24	14	9
Redeemed	(6,170)	(3)	(29)	(151)	(64)	(46)

Net Increase (Decrease)	529	16	83	710	65	201

Distributions:
Year Ended October 31, 2008
From net investment income $	(906) $	–	$ –	$ –	$ –	$ (1)
From net realized gain on
investments	(44,635)	(43)	(219)	(1,644)	(264)	(451)

Total Dividends and Distributions $	(45,541) $	(43) $	(219) $	(1,644) $	(264) $	(452)

Year Ended October 31, 2007
From net investment income $	(2,007) $	–	$ –	$ –	$ (2) $	(3)
From net realized gain on
investments	(34,202)	(13)	(68)	(312)	(183)	(111)

Total Dividends and Distributions $	(36,209) $	(13) $	(68) $	(312) $	(185) $	(114)

(a) Effective June 13, 2008, Partners SmallCap Value Fund II changed its name to SmallCap Value Fund II.

See accompanying notes.

206

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SmallCap Value Fund III(a)

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 238	$ 232
Net realized gain (loss) from investment transactions and foreign currency transactions								(2,722)	44,704
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(55,694)	(30,102)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(58,178)	14,834

Dividends and Distributions to Shareholders
From net investment income								(229)	–
From net realized gain on investments								(45,336)	(49,447)

					Total Dividends and Distributions			(45,565)	(49,447)

Capital Share Transactions
Net increase (decrease) in capital share transactions								18,245	(45,650)
Redemption fees - Class J								1	–

					Total increase (decrease) in net assets			(85,497)	(80,263)

Net Assets
Beginning of period								199,643	279,906

End of period (including undistributed net investment income as set forth below)								$ 114,146	$ 199,643

Undistributed (overdistributed) net investment income (operating loss)								$ 223	$ 232

	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 2,006	$ 21,097 $	147	$ 633 $	1,346	$ 784	$ 5,642
Reinvested	3,173	36,497	76	520	2,159	242	2,891
Redeemed	(3,042)	(43,222)	(64)	(745)	(3,014)	(554)	(8,327)

Net Increase (Decrease)	$ 2,137	$ 14,372 $	159	$ 408 $	491	$ 472	$ 206

Shares:
Sold	210	2,021	14	68	137	80	561
Reinvested	308	3,194	7	49	201	22	260
Redeemed	(333)	(4,045)	(6)	(77)	(299)	(57)	(803)

Net Increase (Decrease)	185	1,170	15	40	39	45	18

Year Ended October 31, 2007
Dollars:
Sold	$ 2,990	$ 18,402 $	108	$ 776 $	3,013	$ 837	$ 3,400
Reinvested	2,269	41,550	50	587	1,569	94	3,326
Redeemed	(2,641)	(106,374)	(71)	(1,912)	(2,879)	(378)	(10,366)

Net Increase (Decrease)	$ 2,618	$ (46,422) $	87	$ (549) $	1,703	$ 553	$ (3,640)

Shares:
Sold	197	1,132	7	50	193	55	212
Reinvested	156	2,670	3	40	105	6	217
Redeemed	(174)	(6,542)	(5)	(125)	(186)	(24)	(652)

Net Increase (Decrease)	179	(2,740)	5	(35)	112	37	(223)

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ (229) $	–	$ – $	–	$ –	$ –
From net realized gain on
investments	(3,180)	(36,268)	(76)	(520)	(2,159)	(242)	(2,891)

Total Dividends and Distributions $	(3,180) $	(36,497) $	(76) $	(520) $	(2,159) $	(242) $	(2,891)

Year Ended October 31, 2007
From net investment income $	–	$ – $	–	$ – $	–	$ –	$ –
From net realized gain on
investments	(2,271)	(41,550)	(50)	(587)	(1,569)	(94)	(3,326)

Total Dividends and Distributions $	(2,271) $	(41,550) $	(50) $	(587) $	(1,569) $	(94) $	(3,326)

(a) Effective June 13, 2008, Partners SmallCap Value Fund changed its name to SmallCap Value Fund III.

See accompanying notes.

207

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Ultra Short Bond Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 8,638		$ 11,635
Net realized gain (loss) from investment transactions and foreign currency transactions								(2,803)		(770)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(36,643)		(10,101)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(30,808)		764

Dividends and Distributions to Shareholders
From net investment income								(8,762)		(11,512)
From net realized gain on investments								–		(44)

				Total Dividends and Distributions				(8,762)		(11,556)

Capital Share Transactions
Net increase (decrease) in capital share transactions								669		(75,491)
Redemption fees - Class A								–		13
Redemption fees - Class C								1		–

				Total increase (decrease) in net assets				(38,900)		(86,270)

Net Assets
Beginning of period								203,767		290,037

End of period (including undistributed net investment income as set forth below)							$ 164,867		$ 203,767

Undistributed (overdistributed) net investment income (operating loss)							$ 113		$ 65

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 1,542 $	1,036 $	2,144 $	36,054 $	–	$ 1,492 $	2,425 $	– $	717
Reinvested	358	44	1,150	6,606	–	296	116	–	52
Redeemed	(10,404)	(2,464)	(9,130)	(25,226)	–	(2,299)	(2,010)	–	(1,830)

Net Increase (Decrease)	$ (8,504) $	(1,384) $	(5,836) $	17,434 $	–	$ (511) $	531 $	– $	(1,061)

Shares:
Sold	178	119	248	3,973	–	168	269	–	84
Reinvested	41	5	133	764	–	34	13	–	6
Redeemed	(1,194)	(282)	(1,056)	(2,814)	–	(264)	(225)	–	(199)

Net Increase (Decrease)	(975)	(158)	(675)	1,923	–	(62)	57	–	(109)

Year Ended October 31, 2007
Dollars:
Sold	$ 31,482 $	3,559 $	4,134 $	41,803 $	–	$ 1,560 $	2,747 $	– $	2,396
Reinvested	1,022	46	1,740	7,604	1	434	142	1	340
Redeemed	(36,111)	(621)	(7,984)	(96,488)	–	(2,814)	(2,801)	–	(27,683)

Net Increase (Decrease)	$ (3,607) $	2,984 $	(2,110) $	(47,081) $	1	$ (820) $	88 $	1 $	(24,947)

Shares:
Sold	3,143	357	417	4,221	–	157	277	–	241
Reinvested	103	5	177	767	–	44	14	–	35
Redeemed	(3,633)	(63)	(811)	(9,617)	–	(285)	(284)	–	(2,774)

Net Increase (Decrease)	(387)	299	(217)	(4,629)	–	(84)	7	–	(2,498)

Distributions:
Year Ended October 31, 2008
From net investment income $	(463) $	(68) $	(1,157) $	(6,607) $	–	$ (296) $	(118) $	(1) $	(52)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(463) $	(68) $	(1,157) $	(6,607) $	–	$ (296) $	(118) $	(1) $	(52)

Year Ended October 31, 2007
From net investment income $	(1,213) $	(63) $	(1,748) $	(7,577) $	(1) $	(432) $	(142) $	(1) $	(335)
From net realized gain on
investments	(4)	–	(6)	(27)	–	(2)	–	–	(5)

Total Dividends and Distributions $	(1,217) $	(63) $	(1,754) $	(7,604) $	(1) $	(434) $	(142) $	(1) $	(340)

See accompanying notes.

208

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					West Coast Equity Fund

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 8,896	$ 12,544
Net realized gain (loss) from investment transactions and foreign currency transactions					43,403	123,355
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(583,144)	166,256

		Net Increase (Decrease) in Net Assets Resulting from Operations			(530,845)	302,155

Dividends and Distributions to Shareholders
From net investment income					(10,800)	(9,570)
From net realized gain on investments					(123,750)	(44,214)

				Total Dividends and Distributions	(134,550)	(53,784)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(341,695)	(250,221)
Redemption fees - Class A					1	3

				Total increase (decrease) in net assets	(1,007,089)	(1,847)

Net Assets
Beginning of period					1,910,880	1,912,727

End of period (including undistributed net investment income as set forth below)					$ 903,791	$ 1,910,880

Undistributed (overdistributed) net investment income (operating loss)					$ 6,033	$ 7,937

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 52,445 $	9,186 $	3,582 $	27,983
Reinvested	62,604	12,006	1,497	53,063
Redeemed	(367,824)	(46,856)	(6,044)	(143,337)

Net Increase (Decrease)	$ (252,775) $	(25,664) $	(965) $	(62,291)

Shares:
Sold	1,320	264	103	685
Reinvested	1,402	309	38	1,175
Redeemed	(9,389)	(1,366)	(178)	(3,703)

Net Increase (Decrease)	(6,667)	(793)	(37)	(1,843)

Year Ended October 31, 2007
Dollars:
Sold	$ 87,518 $	14,822 $	5,251 $	4,368
Reinvested	22,332	4,160	491	24,623
Redeemed	(158,746)	(41,059)	(7,312)	(206,669)

Net Increase (Decrease)	$ (48,896) $	(22,077) $	(1,570) $ (177,678)

Shares:
Sold	1,944	375	131	95
Reinvested	510	108	13	556
Redeemed	(3,521)	(1,028)	(184)	(4,664)

Net Increase (Decrease)	(1,067)	(545)	(40)	(4,013)

Distributions:
Year Ended October 31, 2008
From net investment income $	(4,780) $	– $	– $	(6,020)
From net realized gain on
investments	(61,555)	(13,476)	(1,676)	(47,043)

Total Dividends and Distributions $	(66,335) $	(13,476) $	(1,676) $	(53,063)

Year Ended October 31, 2007
From net investment income $	(3,642) $	– $	– $	(5,928)
From net realized gain on
investments	(20,195)	(4,772)	(552)	(18,695)

Total Dividends and Distributions $	(23,837) $	(4,772) $	(552) $	(24,623)

See accompanying notes.

209

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At October 31, 2008, the Fund consists of 74 separate funds. The financial statements for Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Equity Fund I, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, International Value Fund I, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund II, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund I, MidCap Growth Fund II, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Stock Fund, MidCap Value Fund I, MidCap Value Fund II, MidCap Value Fund III, Money Market Fund, Mortgage Securities Fund, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Blend Fund I, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap Growth Fund III, SmallCap S&P 600 Index Fund, SmallCap Value Fund, SmallCap Value Fund I, SmallCap Value Fund II, SmallCap Value Fund III, Ultra Short Bond Fund, West Coast Equity Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class B, Class C, Class J, Class S, Institutional, R-1, R-2, R-3, R-4, and R-5. Information in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares. Certain detailed financial information for Class A, Class B, Class C, and Class S shares is provided separately.

On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the “Transaction”). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc.

Effective January 10, 2007, the initial purchases of $10,000 of Class A and Class B shares of SmallCap Growth Fund were made by Principal Life Insurance Company.

Effective January 10, 2007, the initial purchases of $10,000 of Class C shares of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund I, MidCap Growth Fund III, MidCap Value Fund II, Money Market Fund, Preferred Securities Fund, Principal Lifetime 2010 Fund, Principal Lifetime 2020 Fund, Principal Lifetime 2030 Fund, Principal Lifetime 2040 Fund, Principal Lifetime 2050 Fund, Principal Lifetime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund II, SmallCap Value Fund, and Ultra Short Bond Fund (the “Principal Funds”) were made by Principal Life Insurance Company.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

1. Organization (Continued)

Effective January 12, 2007, Disciplined LargeCap Blend Fund, LargeCap Growth Fund, High Yield Fund, Income Fund, Diversified International Fund, MidCap Stock Fund, Money Market Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Growth Fund, SmallCap Value Fund, Mortgage Securities Fund, and West Coast Equity Fund (the “Acquiring Funds”) acquired all the assets and assumed all the liabilities in a tax-free reorganization of a corresponding series of WM Strategic Asset Management Portfolios, LLC, WM Trust I, and WM Trust II (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. Approximate conversion ratios, net assets of the Acquired Fund immediately prior to the acquisition (including accumulated net investment income/loss, accumulated realized gains/losses and unrealized appreciation/depreciation) and net assets of the Acquiring Fund immediately prior to and immediately following the acquisition were as follows:

										Net Assets
					Accumulated					of
					Net	Accumulated		Net Assets Net Assets		Acquiring
					Investment Realized		Unrealized	of	of	Fund
		Conversion Ratio			Income/	Gains/	Appreciation Acquired Acquiring following
Acquired	Acquiring		Class		(Loss)	(Losses) (Depreciation) Fund			Fund	acquisition
Fund	Fund	A	B	C I	(000s)	(000s)	(000s)	(000s)	(000s)	(000s)

WM Balanced Portfolio*	SAM Balanced Portfolio	1.00	1.00	1.00 N/A	$19,523	$165,685	$690,642 $4,754,130		$ —	$4,754,130
WM Conservative	SAM Conservative Balanced
Balanced Portfolio*	Portfolio	1.00	1.00	1.00 N/A	2,123	15,101	63,214	649,021	—	649,021
WM Conservative Growth	SAM Conservative Growth
Portfolio*	Portfolio	1.00	1.00	1.00 N/A	18,484	185,608	691,794	3,924,790	—	3,925,790
	SAM Flexible Income
WM Flexible Income Portfolio*	Portfolio	1.00	1.00	1.00 N/A	1,405	4,809	68,863	844,683	—	844,683
	Disciplined LargeCap Blend
WM Growth & Income Fund	Fund	1.59	1.54	1.51 1.59	—	(7,765)	519,637	2,351,132	1,074,834	3,425,966
WM Growth Fund	LargeCap Growth Fund	2.17	1.95 1.94 2.27		—	(182,164)	287,667	2,468,659	1,012,961	3,481,620
WM High Yield Fund*	High Yield Fund	1.00	1.00	1.00 1.00	928	(1,890)	71,874	1,279,416	—	1,279,416
WM Income Fund*	Income Fund	1.00	1.00	1.00 1.00	1,569	(18,709)	(2,667)	949,537	—	949,537
	Diversified International
WM International Growth Fund	Growth Fund	0.81	0.77	0.75 0.82	(5,500)	(461)	171,434	1,252,475	866,788	2,119,263
WM Mid Cap Stock Fund*	MidCap Stock Fund	1.00 1.00 1.00 1.00			(101)	4,548	330,139	1,035,815	—	187,654
WM Money Market Fund	Money Market Fund	1.00	1.00	1.00 1.00	—	(4)	—	1,324,270	742,321	2,066,591
WM REIT Fund	Real Estate Securities Fund	0.67 0.66 0.66 0.67			—	—	153,242	501,306	1,435,213	1,936,519
WM Short Term Income Fund*	Short-Term Income Fund	0.20	N/A	0.20 0.20	207	(4,298)	(2,812)	235,427	—	235,427
WM Small Cap Growth Fund	SmallCap Growth Fund	1.74	1.50	1.52 1.81	—	(30,623)	43,997	398,431	48,409	446,840
WM Small Cap Value Fund	SmallCap Value Fund	0.57	0.57 0.57 0.57		—	4,429	19,964	309,138	262,371	571,509
	SAM Strategic Growth
WM Strategic Growth Portfolio*	Portfolio	1.00	1.00	1.00 N/A	12,204	116,619	424,530	2,419,549	—	2,419,549
WM U.S. Government Securities
Fund*	Mortgage Securities Fund	1.00	1.00	1.00 1.00	385	(31,715)	(30,845)	1,690,434	—	1,690,434
WM West Coast Equity Fund*	West Coast Equity Fund	1.00	1.00 1.00 1.00		(42)	33,232	647,760	1,974,211	—	1,974,211
*Designates the survivor for accounting and performance reporting purposes (the “Reorganized Funds”).

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

1. Organization (Continued)

Effective January 12, 2007, Equity Income Fund I (now known as Equity Income Fund) acquired all the assets and assumed all the liabilities of WM Equity Income Fund and Equity Income Fund (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from the Acquired Funds for shares of Equity Income Fund I at an approximate exchange rate of 1.00 for WM Equity Income Fund Class A, Class B, Class C, and Institutional Class shares, and .60 for Equity Income Fund Class A and Class B shares. The aggregate net assets of WM Equity Income Fund, Equity Income Fund, and Equity Income Fund I immediately prior to the acquisition were approximately $3,979,523,000 (including approximately $2,539,000 of accumulated net investment income, $49,241,000 of accumulated realized gains, and $755,745,000 of unrealized appreciation), $124,300,000 (including approximately $54,000 of accumulated net investment income, $37,000 of accumulated realized losses, and $7,424,000 unrealized appreciation), and $0, respectively. The aggregate net assets of Equity Income Fund I immediately following the acquisition were $4,103,823,000. WM Equity Income Fund is the survivor for accounting and performance reporting purposes (a “Reorganized Fund”).

Effective January 12, 2007, LargeCap Growth Fund II acquired all the assets and assumed all the liabilities of Partners LargeCap Growth Fund pursuant to a plan of acquisition approved by the shareholders of Partners LargeCap Growth Fund on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from Partners LargeCap Growth Fund for shares of LargeCap Growth Fund II at an approximate exchange rate of 1.45 for Class J, 1.40 for Institutional, 1.40 for R-1, 1.42 for R-2, 1.42 for R-3, 1.41 for R-4, and 1.41 for R-5. The aggregate net assets of Partners LargeCap Growth Fund and LargeCap Growth Fund II immediately prior to the acquisition were approximately $132,168,000 (including approximately $42,000 of accumulated net investment operating loss and $10,810,000 of unrealized appreciation) and $748,188,000, respectively. The aggregate net assets of LargeCap Growth Fund II immediately following the acquisition were $880,356,000.

Effective January 12, 2007, the initial purchases of $10,000 of Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), respectively, were made by Principal Life Insurance Company.

Effective January 4, 2007, Class B shares of WM Short Term Income Fund discontinued operations and converted to Class A shares of WM Short Term Income Fund.

Effective October 1, 2007, the initial purchases of $10,000 of Class A and Class C shares of International Growth Fund, and $1,500,000 of Class A and Class C shares and $2,000,000 of Institutional Class shares of Global Real Estate Securities Fund were made by Principal Life Insurance Company.

Effective February 29, 2008, the initial purchases of $50,000 of Institutional class shares and $10,000 of R-1, R-2, R-3, R-4, and R-5 classes of shares of Principal LifeTime 2015 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2045 Fund and Principal LifeTime 2055 Fund were made by Principal Life Insurance Company.

Effective May 1, 2008, the initial purchase of $10,000 of Class S shares of Money Market Fund was made by Principal Life Insurance Company.

On June 9, 2008, the Board of Directors of Principal Funds, Inc., MidCap Growth Fund I approved an Agreement and Plan of Reorganization whereby, MidCap Growth Fund III will acquire all the assets of MidCap Growth Fund I subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of MidCap Growth Fund III. The Reorganization is expected to take place on November 21, 2008.

On June 9, 2008, the Board of Directors of Principal Funds, Inc., Global Equity Fund I approved an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of Global Equity Fund I, International Value Fund I will acquire all the assets of Global Equity Fund I subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of International Value Fund I. The Reorganization is expected to take place on November 21, 2008.

On June 9, 2008, the Board of Directors of Principal Funds, Inc., SmallCap Blend Fund I approved an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of SmallCap Blend Fund I, SmallCap S&P 600 Index Fund will acquire all the assets of SmallCap Blend Fund I subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of SmallCap S&P 600 Index Fund. The Agreement and Plan of Reorganization for SmallCap Blend Fund I will be accounted for by the method of accounting for taxable mergers of investment companies. The Reorganization is expected to take place on November 21, 2008.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

1. Organization (Continued)

On June 13, 2008 Principal Investors Fund, Inc. changed its name to Principal Funds, Inc. In addition, the following Funds had name changes:

Former Fund Name	New Fund Name

Equity Income Fund I	Equity Income Fund

High Yield Fund	High Yield Fund I

High Yield Fund II	High Yield Fund

MidCap Value Fund	MidCap Value Fund III

Partners Global Equity Fund	Global Equity Fund I

Partners International Fund	International Fund I

Partners LargeCap Blend Fund	LargeCap Blend Fund II

Partners LargeCap Blend Fund I	LargeCap Blend Fund I

Partners LargeCap Growth Fund I	LargeCap Growth Fund I

Partners LargeCap Growth Fund II	LargeCap Growth Fund II

Partners LargeCap Value Fund	LargeCap Value Fund III

Partners LargeCap Value Fund I	LargeCap Value Fund I

Partners LargeCap Value Fund II	LargeCap Value Fund II

Partners MidCap Growth Fund	MidCap Growth Fund III

Partners MidCap Growth Fund I	MidCap Growth Fund I

Partners MidCap Growth Fund II	MidCap Growth Fund II

Partners MidCap Value Fund	MidCap Value Fund II

Partners MidCap Value Fund I	MidCap Value Fund I

Partners SmallCap Blend Fund	SmallCap Blend Fund I

Partners SmallCap Growth Fund I	SmallCap Growth Fund I

Partners SmallCap Growth Fund II	SmallCap Growth Fund II

Partners SmallCap Growth Fund III	SmallCap Growth Fund III

Partners SmallCap Value Fund	SmallCap Value Fund III

Partners SmallCap Value Fund I	SmallCap Value Fund I

Partners SmallCap Value Fund II	SmallCap Value Fund II

Effective September 30, 2008, the initial purchases of $25,000 of Institutional Class shares and $15,000 of R-1, R-2, R-3, R-4, and R-5 classes of shares of Core Plus Bond Fund I, and $100,000 of Institutional Class shares of International Value Fund I were made by Principal Life Insurance Company.

Temporary Guarantee Program for Money Market Funds. Following approval by the Board of Directors of Principal Funds, Inc., Money Market Fund submitted to the United States Department of Treasury an agreement to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program will guarantee Money Market Fund shareholders that they will receive $1.00 per share they owned as of the close of business on September 19, 2008, or the number of shares held on the date the Fund’s market based net asset value falls below $0.995 per share and the Money Market Fund liquidates, whichever is less. The program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of the Money Market Fund on September 19, 2008.

The Program remains in effect until December 18, 2008, unless extended by the United States Treasury Department. If the Program is extended, the Board of Directors would need to approve the Money Market Fund’s continued participation in the Program and the Money Market Fund would need to reapply and pay an additional premium. The cost for participating in the initial three-month Program is 0.01% of the net assets of the Fund as of September 19, 2008 and was borne by the Money Market Fund. The cost for participating in the initial three-month Program incurred during the period ended October 31, 2008 is included as a component of miscellaneous expense on the statement of operations.

On November 24, 2008, the United States Treasury Department announced an extension of the Program to April 30, 2009. Money Market Fund has applied to participate in the extension.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

1. Organization (Continued)

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with the SAM Portfolios invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

Diversified				Global Real Estate		International Emerging
International Fund		Global Equity Fund		Securities Fund		Markets Fund

Euro	22.3%	United States Dollar	48.0%	United States Dollar	45.3%	United States Dollar	30.6%
British Pound	20.1	Euro	20.0	Japanese Yen	9.9	Hong Kong Dollar	16.3
Japanese Yen	19.9	British Pound	11.0	Hong Kong Dollar	9.7	Korean Won	12.0
United States Dollar	9.6	Japanese Yen	9.2	Australian Dollar	9.0	Taiwan Dollar	9.9
Swiss Franc	7.3			Euro	8.2	Brazilian Real	8.3
Canadian Dollar	6.0			British Pound	6.4	South African Rand	5.4

International		International		International Value
Fund I		Growth Fund		Fund I

Euro	33.8%	Euro	23.8%	Euro	43.5%
Japanese Yen	22.5	British Pound	21.8	British Pound	18.2
British Pound	19.0	Japanese Yen	21.5	Japanese Yen	17.7
Swiss Franc	9.2	Swiss Franc	11.5	Swiss Franc	5.8
Australian Dollar	6.3	Canadian Dollar	6.0

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Principal LifeTime Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

2. Significant Accounting Policies (Continued)

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Mortgage Securities Fund, Short-Term Bond Fund, Short-Term Income Fund and Ultra Short Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 became effective for the Funds on November 1, 2007. Management has evaluated the implications of FIN 48 and has determined there was no material impact on the Funds’ financial statements.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At October 31, 2008, Diversified International Fund had a foreign tax refund receivable of $74,000, no deferred tax liability, and no capital loss carryforward, and International Emerging Markets Fund had a foreign tax refund receivable of $285,000, no deferred tax liability, and no capital loss carryforward, relating to Indian securities.

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class J shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

Recent Accounting Pronouncements. In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

2. Significant Accounting Policies (Continued)

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

In September 2008, the FASB issued FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The FSP is effective for fiscal years and interim periods ending after November 15, 2008. Management is currently evaluating the impact the adoption of the FSP will have on the Funds’ financial statements and related disclosures.

3. Operating Policies

Custody Credits. The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each Funds’ expenses. These amounts are shown separately in the statements of operations.

Foreign Currency Contracts. At October 31, 2008, certain of the Funds owned forward contracts to buy and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of October 31, 2008 are included in the schedules of investments.

Futures Contracts. The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ cost basis in the contract.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

3. Operating Policies (Continued)

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .4%. During the year ended October 31, 2008 Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Equity Fund I, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Quality Intermediate Term Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund, LargeCap Value Fund II, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund I, MidCap Growth Fund II, MidCap Growth Fund III, MidCap Stock Fund, MidCap Value Fund I, MidCap Value Fund II, MidCap Value Fund III, Money Market Fund, Mortgage Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund I, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap Growth Fund III, SmallCap S&P 600 Index Fund, SmallCap Value Fund I, SmallCap Value Fund II, and SmallCap Value Fund III each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Options Contracts. Certain of the Funds may write call and put options on futures, swaps, securities or currencies it owns for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the year October 31, 2008, were as follows:

Core Plus Bond Fund I	Number of Contracts	Notional Amount	Premium (thousands)

Beginning of period	—	$—	$—
Options written	9	—	7
Options expired	—	—	—
Options closed	—	—	—
Options exercised	—	—	—
Balance at end of period	9	—	7

Government & High Quality Bond Fund	Number of Contracts	Notional Amount	Premium (thousands)

Beginning of period	—	$57,000,000	$108
Options written	—	20,000,000	313
Options expired	—	—	—
Options closed	—	(77,000,000)	(421)
Options exercised	—	—	—
Balance at end of period	—	—	—

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	October 31, 2008

3. Operating Policies (Continued)

Inflation Protection Fund	Number of Contracts	Notional Amount	Premium (thousands)

Beginning of period	—	$64,000,000	$122
Options written	—	—	—
Options expired	—	—	—
Options closed	—	(64,000,000)	(122)
Options exercised	—	—	—
Balance at end of period	—	—	—

Short Term Bond Fund	Number of Contracts	Notional Amount	Premium (thousands)

Beginning of period	—	$37,000,000	$70
Options written	—	—	—
Options expired	—	—	—
Options closed	—	(37,000,000)	(70)
Options exercised	—	—	—
Balance at end of period	—	—	—

Ultra Short Bond Fund	Number of Contracts	Notional Amount	Premium (thousands)

Beginning of period	—	$15,000,000	$28
Options written	120	—	183
Options expired	—	—	—
Options closed	(120)	(15,000,000)	(211)
Options exercised	—	—	—
Balance at end of period	—	—	—

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral is usually invested in short-term securities and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of October 31, 2008, the Funds had securities on loan as follows (in thousands):

	Market	Collateral		Market	Collateral
	Value	Value		Value	Value

Bond & Mortgage Securities Fund	$297,712	$304,575	Inflation Protection Fund	$76,621	$78,811
Government & High Quality Bond Fund	24,392	24,823	LargeCap Value Fund III	1,064	1,085
High Quality Intermediate Term Bond Fund	22,669	23,128	Short-Term Bond Fund	15,329	15,642
High Yield Fund I	610	600	SmallCap Value Fund II	5	13
Income Fund	1,306	1,497	Ultra Short Bond Fund	476	485

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Swap Agreements. Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. Swaps agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses. Notional principal amounts are used to express the extent of involvement in these contracts. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

Details of swap agreements open at year end are included in the Funds' schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

4. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. The annual rate paid by Principal LifeTime Funds is 0.1225% of each of the Principal LifeTime Funds’ average daily net assets up to $3 billion and 0.1125% of each of the Principal LifeTime Funds’ average daily net assets over $3 billion. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.55% of aggregate net assets up to $500 million, 0.50% of the next $500 million of aggregate net assets, 0.45% of the next $1 billion of aggregate net assets, 0.40% of the next $1 billion of aggregate net assets, 0.35% of the next $1 billion of aggregate net assets, 0.30% of the next $1 billion of aggregate net assets, and 0.25% of aggregate net assets over $5 billion. The annual rates used in this calculation for each of the other Funds are as follows:

	Net Assets of Funds						Net Assets of Funds

		(in millions)					(in millions)

				Over					Over
	First	Next Next		$1.5		First	Next Next		$1.5
	$500	$500	$500	billion		$500	$500	$500	billion

Disciplined LargeCap Blend Fund	.60%	.58%	.56%	.55%	MidCap Growth Fund II	1.00%	.98%	.96%	.95%
Global Equity Fund I	.95	.93	.91	.90	MidCap Growth Fund III	1.00	.96	.94	.92
Global Real Estate Securities Fund	.90	.88	.86	.85	MidCap S&P 400 Index Fund	.15	.15	.15	.15
Government & High Quality Bond Fund	.40	.38	.36	.35	MidCap Value Fund I	1.00	.98	.96	.95
High Quality Intermediate-Term Bond Fund	.40	.38	.36	.35	MidCap Value Fund II	1.00	.98	.96	.95
High Yield Fund I	.65	.63	.61	.60	MidCap Value Fund III	.65	.63	.61	.60
Inflation Protection Fund	.40	.38	.36	.35	Preferred Securities Fund	.75	.73	.71	.70
International Emerging Markets Fund	1.20	1.18	1.16	1.15	Real Estate Securities Fund	.85	.83	.81	.80
International Fund I	1.10	1.08	1.06	1.05	Short-Term Bond Fund	.40	.38	.36	.35
International Growth Fund	1.00	.98	.96	.95	SmallCap Blend Fund	.75	.73	.71	.70
International Value Fund I	1.10	1.08	1.06	1.05	SmallCap Blend Fund I	1.00	.98	.96	.95
LargeCap Blend Fund I	.45	.43	.41	.40	SmallCap Growth Fund	.75	.73	.71	.70
LargeCap Blend Fund II	.75	.73	.71	.70	SmallCap Growth Fund I	1.10	1.08	1.06	1.05
LargeCap Growth Fund I	.75	.73	.71	.70	SmallCap Growth Fund II	1.00	.98	.96	.95
LargeCap Growth Fund II	.95	.93	.91	.90	SmallCap Growth Fund III	1.10	1.08	1.06	1.05
LargeCap S&P 500 Index Fund	.15	.15	.15	.15	SmallCap S&P 600 Index Fund	.15	.15	.15	.15
LargeCap Value Fund	.45	.43	.41	.40	SmallCap Value Fund	.75	.73	.71	.70
LargeCap Value Fund I	.80	.78	.76	.75	SmallCap Value Fund I	1.00	.98	.96	.95
LargeCap Value Fund II	.85	.83	.81	.80	SmallCap Value Fund II	1.00	.98	.96	.95
MidCap Blend Fund	.65	.63	.61	.60	SmallCap Value Fund III	1.00	.98	.96	.95
MidCap Growth Fund	.65	.63	.61	.60	Ultra Short Bond Fund	.40	.39	.38	.37
MidCap Growth Fund I	1.00	98.96		.95

		Net Assets of Funds				Net Assets of Funds (in millions)

	First	Next	Next	Over			First	Over
	$1 billion $1 billion $1 billion			$3 billion			$250	$250

MidCap Stock Fund	.75%	.70%	.65%	.60%	High Yield Fund		.625%	.50%

	Net Assets of Funds (in millions)					Net Assets of Funds (in millions)

	First	Next	Over			First	Next $500	Over

	$200	$300	$500			$500		$1 billion

Short-Term Income Fund	.50%	.45%	.40%	West Coast Equity Fund		.625%	.50%	.375%

		Net Assets of Funds				Net Assets of Funds (in millions)

	First $2 billion		Over $2			First	Next $250	Over

			billion			$250		$500

Income Fund		.50%	.45%	Equity Income Fund		.60%	.55%	.50%
Mortgage Securities Fund		.50	.45

			Net Assets of Funds (in millions)

	First	Next	Next	Next	Over
	$500	$500	$1 billion	$1 billion	$3 billion

LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

			NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			October 31, 2008

4. Management Agreement and Transactions with Affiliates (Continued)

		Net Assets of Funds (in millions)

	First	Next	Next	Next	Next	Over
	$500	$500	$500	$500	$1 billion $3 billion

Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90	.88	.86	.85	.83	.80
Money Market Fund	.40	.39	.38	.37	.36	.35
LargeCap Value Fund III	.80	.78	.76	.75	.73	.70

		Net Assets of Funds (in millions)

	First	Next	Next	Next	Next	Over
	$500	$500	$500	$500	$500	$2.5 billion

Core Plus Bond Fund I	.60%	.58%	.56%	.55%	.53%	.50%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. In addition, Class S shares pays Principal Shareholder Services, Inc. a service fee computed at an annual percentage rate of Class S shares average daily net assets. The annual rates used in this calculation for Class S shares are as follows:

Net Assets of Funds (in millions)

First	Next	Next $4 Next $5		Next $10	Over $20
$500	$500	billion billion		billion	billion

.06%	.05%	.04%	.03%	.02%	.01%

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from November 1, 2007 through October 31, 2008
	Class A	Class B	Class C	Class J	Institutional	Expiration

Bond & Mortgage Securities Fund	.94%	1.60%	1.75%**	N/A	N/A	June 30, 2009
Disciplined LargeCap Blend Fund	.88*	1.91*	1.82	N/A	N/A	February 28, 2009
Diversified International Fund	1.29*	2.30*	2.08	1.59%*	.90*	February 28, 2009
Global Real Estate Securities Fund	1.45	N/A	2.20	N/A	.95	February 28, 2009
Government & High Quality Bond Fund	N/A	N/A	1.65%	N/A	N/A	February 28, 2009
High Quality Intermediate-Term Bond
Fund	N/A	N/A	N/A	1.35*	N/A	February 28, 2008
Income Fund	.90	1.64	1.65	N/A	N/A	February 28, 2009
Inflation Protection Fund	.90	N/A	1.65	1.15	N/A	February 28, 2009
International Emerging Markets Fund	N/A	N/A	2.80	N/A	N/A	February 28, 2009
International Growth Fund	1.60	N/A	2.35	N/A	N/A	February 28, 2009
International Value Fund I***	N/A	N/A	N/A	N/A	1.13	February 28, 2010
LargeCap Blend Fund I	N/A	N/A	1.90	N/A	N/A	February 28, 2009
LargeCap Blend Fund II	N/A	N/A	2.20	N/A	N/A	February 28, 2009
LargeCap Growth Fund	1.28	2.26	2.03	N/A	N/A	February 28, 2009
LargeCap Growth Fund I	N/A	N/A	2.20	N/A	N/A	February 28, 2009
LargeCap Growth Fund II	1.70	N/A	2.45	1.75	N/A	February 28, 2009
LargeCap S&P 500 Index Fund	N/A	N/A	1.30	N/A	N/A	February 28, 2009
LargeCap Value Fund	N/A	N/A	1.70	N/A	N/A	February 28, 2009
LargeCap Value Fund III	N/A	N/A	2.25	N/A	N/A	February 28, 2009
MidCap Blend Fund	1.02	1.32	1.95**	N/A	N/A	June 30, 2008
MidCap Growth Fund I	1.75	N/A	2.50	N/A	N/A	February 28, 2009
MidCap Growth Fund III	1.75	2.50	2.50	N/A	N/A	February 28, 2009
MidCap Value Fund II	1.75	2.50	2.50	N/A	N/A	February 28, 2009
Money Market Fund	.64*	1.74*	1.79	N/A	N/A	February 28, 2009
Mortgage Securities Fund	.91	1.65	1.63	N/A	N/A	February 28, 2009
Preferred Securities Fund	1.00	N/A	1.75	1.60*	N/A	February 28, 2009
Principal LifeTime 2010 Fund	.50	N/A	1.25	.75*	N/A	February 28, 2009
Principal LifeTime 2020 Fund	.50	1.25	1.25	.75*	N/A	February 28, 2009

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
			October 31, 2008

4. Management Agreement and Transactions with Affiliates (Continued)

		Period from November 1, 2007 through October 31, 2008
	Class A	Class B	Class C	Class J	Institutional	Expiration

Principal LifeTime 2030 Fund	.50%	1.25%	1.25%	.75%*	N/A	February 28, 2009
Principal LifeTime 2040 Fund	.50	1.25	1.25	.75*	N/A	February 28, 2009
Principal LifeTime 2050 Fund	.50	1.25	1.25	.75*	N/A	February 28, 2009
Principal LifeTime Strategic Income
Fund	.50	1.25	1.25	.75*	N/A	February 28, 2009
Real Estate Securities Fund	1.28	2.08	1.98	N/A	N/A	February 28, 2009
SAM Balanced Portfolio	.66*	1.43*	1.42*	.95	N/A	February 28, 2009
SAM Conservative Balanced Portfolio	.68*	1.45*	1.43*	.95	N/A	February 28, 2009
SAM Conservative Growth Portfolio	.68*	1.45*	1.44*	.95	N/A	February 28, 2009
SAM Flexible Income Portfolio	.67*	1.44*	1.43*	.95	N/A	February 28, 2009
SAM Strategic Growth Portfolio	.70*	1.47*	1.46*	.95	N/A	February 28, 2009
Short-Term Bond Fund	N/A	N/A	1.70	N/A	N/A	February 28, 2009
Short-Term Income Fund	.95	N/A	1.67	N/A	N/A	February 28, 2009
SmallCap Blend Fund	N/A	N/A	2.20	N/A	N/A	February 28, 2009
SmallCap Growth Fund	1.42*	2.57	2.21	1.50*	.75*	February 28, 2009
SmallCap Growth Fund I	N/A	N/A	N/A	2.05*	N/A	February 28, 2008
SmallCap Growth Fund II	1.95	2.70	2.70	2.05*	N/A	February 28, 2009
SmallCap Value Fund	1.35	2.29	2.08	1.47*	.75*	February 28, 2009
SmallCap Value Fund III	N/A	N/A	N/A	1.95*	N/A	February 28, 2008
Ultra Short Bond Fund	0.75*	N/A	1.50	1.20*	N/A	February 28, 2009

*	The operating expense limit expired on February 28, 2008.

*	*Expires February 28, 2009.

***	For the period September 30, 2008, (fund inception) to October 31, 2008.

			Period from February 29, 2008 through October 31, 2008
	Institutional	R-1	R-2	R-3	R-4	R-5	Expiration

Core Plus Bond Fund I*	.65%	1.53%	1.40%	1.22%	1.03%	.91%	February 28, 2010
Principal LifeTime 2015 Fund	.1725	1.0525	.9225	.7425	.5525	.4325	February 28, 2009
Principal LifeTime 2025 Fund	.1725	1.0525	.9225	.7425	.5525	.4325	February 28, 2009
Principal LifeTime 2035 Fund	.1725	1.0525	.9225	.7425	.5525	.4325	February 28, 2009
Principal LifeTime 2045 Fund	.1725	1.0525	.9225	.7425	.5525	.4325	February 28, 2009
Principal LifeTime 2055 Fund	.1725	1.0525	.9225	.7425	.5525	.4325	February 28, 2009

* For the period September 30, 2008, (fund inception) to October 31, 2008.

		Period from November 1, 2007 through February 28, 2008
		Class A	Class B		Class C	Expiration

Equity Income Fund		.87%	1.73		1.65	February 28, 2008
High Yield Fund		.90	1.66		1.65	February 28, 2008
MidCap Stock Fund		1.10	2.06		1.95	February 28, 2008
West Coast Equity		.86	1.78		1.70	February 28, 2008

Period from November 1, 2007 through February 28, 2008
	R-1	R-2	R-3	R-4	R-5	Expiration

Diversified International Fund	1.78	1.65	1.47	1.28	1.16	February 28, 2008
SmallCap Growth Fund	1.63	1.50	1.32	1.13	1.01	February 28, 2008
SmallCap Value Fund	1.63	1.50	1.32	1.13	1.01	February 28, 2008

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

4. Management Agreement and Transactions with Affiliates (Continued)

Distribution and Shareholder Servicing Fees. The Class A, Class B, Class C, Class J, Class S, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, Class S, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
SmallCap Blend Fund	Class J	.15
Short-Term Bond Fund	Class A	.15
Ultra Short Bond Fund	Class A	.15

From November 1, 2007 through December 31, 2007, the annual rate for Class J shares was .50%, with the exception of Money Market Fund and SmallCap Blend Fund which remained unchanged.

Princor Financial Services Corporation has contractually agreed to limit the distribution fees attributable to Class J shares through December 31, 2008. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .40% for Class J shares. From November 1, 2007 through December 31, 2007 the limit was .45%.

Sales Charges. Principal Funds Distributor, Inc. or Princor Financial Services Corporation, as principal underwriters, receive proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.50% for the Short-Term Bond Fund and Short-Term Income Fund; .25% for the LargeCap S&P 500 Index Fund and Ultra Short Bond Fund) of the lesser of current market value or the cost of shares redeemed. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. or Princor Financial Services Corporation also retain sales charges on sales of Class A shares based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P Index Fund, 2.50% for Short-Term Bond Fund and Short Term Income Fund, 4.50% for Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Mortgage Securities Fund, Preferred Securities Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. and Princor Financial Services Corporation for the year ended October 31, 2008, were as follows (in thousands):

	Class A	Class B	Class C	Class J

Bond & Mortgage Securities Fund	$151	$ 44	$ 2	$ 58
Disciplined LargeCap Blend Fund	125	74	1	N/A
Diversified International Fund	603	100	12	80
Equity Income Fund	548	1,106	41	N/A
Global Real Estate Securities Fund	16	N/A	—	N/A
Government & High Quality Bond Fund	184	70	3	18
High Quality Intermediate-Term Bond Fund	N/A	N/A	N/A	6
High Yield Fund	298	187	64	N/A
Income Fund	77	130	5	N/A
Inflation Protection Fund	25	N/A	1	5
International Emerging Markets Fund	464	54	13	65
International Growth Fund	20	N/A	1	10
LargeCap Blend Fund I	141	19	2	11
LargeCap Blend Fund II	142	29	—	50
LargeCap Growth Fund	421	85	7	15
LargeCap Growth Fund I	109	17	1	16
LargeCap Growth Fund II	10	N/A	—	6
LargeCap S&P 500 Index Fund	62	N/A	3	68
LargeCap Value Fund	252	24	1	18
LargeCap Value Fund III	125	26	1	37
MidCap Blend Fund	571	78	3	53

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
		October 31, 2008

4. Management Agreement and Transactions with Affiliates (Continued)

	Class A	Class B	Class C	Class J

MidCap Growth Fund	N/A	N/A	N/A	$ 6
MidCap Growth Fund I	$ 12	N/A	$ —	N/A
MidCap Growth Fund III	114	$ 14	1	8
MidCap S&P 400 Index Fund	N/A	N/A	N/A	7
MidCap Stock Fund	38	48	4	N/A
MidCap Value Fund II	38	3	1	12
MidCap Value Fund III	N/A	N/A	N/A	12
Money Market Fund	45	298	17	279
Mortgage Securities Fund	22	29	—	N/A
Preferred Securities Fund	245	N/A	81	7
Principal LifeTime 2010 Fund	113	N/A	4	153
Principal LifeTime 2020 Fund	361	32	6	312
Principal LifeTime 2030 Fund	411	27	6	279
Principal LifeTime 2040 Fund	355	16	2	148
Principal LifeTime 2050 Fund	183	3	—	38
Principal LifeTime Strategic Income Fund	36	2	2	24
Real Estate Securities Fund	223	56	3	24
SAM Balanced Portfolio	2,143	1,887	87	26
SAM Conservative Balanced Portfolio	564	269	23	16
SAM Conservative Growth Portfolio	1,504	1,313	78	34
SAM Flexible Income Portfolio	668	452	41	6
SAM Strategic Growth Portfolio	1,108	967	55	33
Short-Term Bond Fund	42	N/A	1	22
Short-Term Income Fund	20	N/A	2	N/A
SmallCap Blend Fund	136	20	—	14
SmallCap Growth Fund	42	12	1	8
SmallCap Growth Fund I	N/A	N/A	N/A	1
SmallCap Growth Fund II	51	10	—	9
SmallCap S&P 600 Index Fund	N/A	N/A	N/A	19
SmallCap Value Fund	72	10	3	16
SmallCap Value Fund III	N/A	N/A	N/A	2
Ultra Short Bond Fund	9	N/A	3	3
West Coast Equity Fund	206	340	4	N/A

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

At October 31, 2008, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (in thousands):

	Class A	Class C	Institutional	R-1	R-2	R-3	R-4	R-5

Bond & Mortgage Securities Fund	405	—	15,254	—	—	—	—	—
Core Plus Bond Fund I	—	—	3	2	2	2	2	2
Diversified International Fund	—	—	3,720	—	—	—	—	—
Global Real Estate Securities Fund	150	150	200	N/A	N/A N/A		N/A	N/A
Government & High Quality Bond Fund	136	—	—	—	—	—	—	—
International Value Fund I	—	—	10	—	—	—	—	—
LargeCap Growth Fund	—	—	9,137	—	—	—	—	—
LargeCap Value Fund	—	—	6,860	—	—	—	—	—
LargeCap Value Fund II	N/A	N/A	—	—	—	—	1	—
MidCap Value Fund III	N/A	—	1	—	—	—	—	—
Money Market Fund	20,084	—	33,409	—	—	—	—	—
Principal LifeTime 2015 Fund	N/A	N/A	—	—	—	—	1	—
Principal LifeTime 2025 Fund	N/A	N/A	—	—	1	—	1	—
Principal LifeTime 2035 Fund	N/A	N/A	—	—	1	—	1	—
Principal LifeTime 2045 Fund	N/A	N/A	—	1	1	—	1	—
Principal LifeTime 2055 Fund	N/A	N/A	5	1	1	1	1	—
SAM Balanced Portfolio	—	—	—	—	1	—	—	—
SAM Conservative Balanced Portfolio	—	—	—	—	—	—	—	1

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		October 31, 2008

4. Management Agreement and Transactions with Affiliates (Continued)

	Class A	Class C	Institutional	R-1	R-2	R-3	R-4	R-5

SAM Conservative Growth Portfolio	—	—	—	—	—	—	—	1
SAM Flexible Income Portfolio	—	—	—	1	1	—	—	1
SAM Strategic Growth Portfolio	—	—	—	—	—	—	—	1
Short-Term Bond Fund	748	—	—	—	—	—	—	—
SmallCap Blend Fund	—	—	2,492	—	—	—	—	—
Ultra Short Bond Fund	—	—	—	1	—	—	1	—

Affiliated Brokerage Commissions. With respect to Bond & Mortgage Securities Fund, High Quality Intermediate-Term Bond Fund, and Preferred Securities Fund, $43,000, $10,000, and $1,037,000 of brokerage commissions were paid, respectively, to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended October 31, 2008. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

	Year Ended		Year Ended
	October 31, 2008		October 31, 2008

LargeCap Growth Fund II	$ 84	MidCap Value Fund II	$16
LargeCap Value Fund I	59	SmallCap Growth Fund I	1
LargeCap Value Fund II	2	SmallCap Growth Fund II	14
MidCap Value Fund I	4	SmallCap Value Fund II	1
5. Investment Transactions

For the periods ended October 31, 2008, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

	Purchases	Sales		Purchases	Sales

Bond & Mortgage Securities Fund	$10,748,257	$10,545,771	MidCap Value Fund III	$103,293	$121,016
Core Plus Bond Fund I	61,475	19,661	Mortgage Securities Fund	78,095	481,539
Disciplined LargeCap Blend Fund	3,762,095	4,421,024	Preferred Securities Fund	1,083,767	225,068
Diversified International Fund	2,133,959	2,237,215	Principal LifeTime 2010 Fund	592,148	225,479
Equity Income Fund	2,562,158	3,522,689	Principal LifeTime 2015 Fund	77,106	9,362
Global Equity Fund I	14,670	14,860	Principal LifeTime 2020 Fund	1,495,368	264,157
Global Real Estate Securities Fund	9,660	6,237	Principal LifeTime 2025 Fund	81,349	4,723
Government & High Quality Bond Fund	1,226,551	1,240,741	Principal LifeTime 2030 Fund	1,390,111	210,748
High Quality Intermediate-Term Bond Fund	574,498	655,838	Principal LifeTime 2035 Fund	48,514	1,896
High Yield Fund	692,032	437,602	Principal LifeTime 2040 Fund	821,871	98,139
High Yield Fund I	831,724	437,149	Principal LifeTime 2045 Fund	16,979	557
Income Fund	144,492	148,662	Principal LifeTime 2050 Fund	330,128	45,582
Inflation Protection Fund	13,018	78,592	Principal LifeTime 2055 Fund	3,140	1,165
International Emerging Markets Fund	1,760,467	1,611,572	Principal LifeTime Strategic Income Fund	262,659	174,625
International Fund I	2,171,306	2,212,885	Real Estate Securities Fund	889,960	679,076
International Growth Fund	2,924,544	2,707,383	SAM Balanced Portfolio	1,501,467	1,674,215
International Value Fund I	382,146	9,776	SAM Conservative Balanced Portfolio	257,223	179,569
LargeCap Blend Fund I	1,036,820	852,611	SAM Conservative Growth Portfolio	1,120,814	1,180,545
LargeCap Blend Fund II	556,551	612,437	SAM Flexible Income Portfolio	339,437	281,650
LargeCap Growth Fund	2,799,742	3,686,232	SAM Strategic Growth Portfolio	731,750	701,150
LargeCap Growth Fund I	1,235,360	1,068,541	Short-Term Bond Fund	54,042	110,450
LargeCap Growth Fund II	2,986,558	1,876,774	Short-Term Income Fund	287,395	165,794
LargeCap S&P 500 Index Fund	148,583	84,222	SmallCap Blend Fund	153,945	198,379
LargeCap Value Fund	1,120,198	1,024,200	SmallCap Blend Fund I	123,695	155,534
LargeCap Value Fund I	967,531	552,046	SmallCap Growth Fund	202,528	298,524
LargeCap Value Fund II	35,937	76,749	SmallCap Growth Fund I	216,656	199,255
LargeCap Value Fund III	1,489,686	1,224,945	SmallCap Growth Fund II	418,438	501,394
MidCap Blend Fund	215,078	288,134	SmallCap Growth Fund III	454,528	431,607
MidCap Growth Fund	108,446	80,086	SmallCap S&P 600 Index Fund	323,073	276,675
MidCap Growth Fund I	281,813	304,879	SmallCap Value Fund	517,454	501,659
MidCap Growth Fund II	894,071	1,025,958	SmallCap Value Fund I	238,159	220,005
MidCap Growth Fund III	1,393,675	1,182,167	SmallCap Value Fund II	166,436	229,337
MidCap S&P 400 Index Fund	94,108	71,270	SmallCap Value Fund III	92,561	119,218
MidCap Stock Fund	166,987	367,054	Ultra Short Bond Fund	21,192	52,671
MidCap Value Fund I	802,474	771,069	West Coast Equity Fund	136,931	612,866
MidCap Value Fund II	902,199	1,041,421

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

5. Investment Transactions (Continued)

For the periods ended October 31, 2008 , the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows:

	Purchases	Sales		Purchases	Sales

Bond & Mortgage Securities Fund	$614,882	$683,084	Inflation Protection Fund	$185,713	$111,392
Core Plus Bond Fund I	1,774	—	Mortgage Securities Fund	—	42,444
Government & High Quality Bond Fund	86,130	127,859	Short-Term Bond Fund	5,602	34,868
High Quality Intermediate-Term Bond Fund	69,382	80,572	Short-Term Income Fund	88,843	108,372
High Yield Fund	—	10,623	SmallCap Value Fund I	593	1,045
Income Fund	32,186	132,463	Ultra Short Bond Fund	1,993	9,031

The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedule of investments. Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Certain of the Funds experienced an in-kind-redemption during the year ended October 31, 2008. The in-kind redemption resulted in realized gains (losses) of $20,595,000, $14,435,000, ($10,984,000), $7,173,000, $661,000 ,($3,542,000), ($2,764,000), and $29,454,000, for Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, LargeCap Growth Fund, LargeCap Growth Fund II, MidCap Stock Fund, SmallCap Growth Fund, and West Coast Equity Fund, respectively. These realized gains (losses) are included in net realized gain (loss) from investment transactions on the statement of operations.

6. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended October 31, 2008 and October 31, 2007 were as follows:

			Long-Term
	Ordinary Income		Capital Gain*		Return of Capital		Section 1250 Gains

	2008	2007	2008	2007	2008	2007	2008	2007

Bond & Mortgage Securities Fund	$140,512	$120,154	$ —	$ —	$ —	$—	$—	$—
Disciplined LargeCap Blend Fund	38,008	11,432	415,077	23,879	—	—	—	—
Diversified International Fund	96,425	26,722	229,056	52,561	—	—	—	—
Equity Income Fund	197,593	70,881	259,573	196,339	—	—	—	—
Global Equity Fund I	1,001	447	1,718	808	—	—	—	—
Global Real Estate Securities Fund	138	—	—	—	—	—	—	—
Government & High Quality Bond Fund	15,489	16,284	—	—	—	—	—	—
High Quality Intermediate-Term Bond Fund	7,900	5,577	—	—	—	—	—	—
High Yield Fund	126,534	115,516	38,075	24,846	—	—	—	—
High Yield Fund I	18,772	6,340	26	—	—	—	—	—
Income Fund	66,976	69,599	—	—	—	—	—	—
Inflation Protection Fund	40,806	17,260	—	—	7,447	—	—	—
International Emerging Markets Fund	177,393	21,464	55,661	8,482	—	—	—	—
International Fund I	81,175	34,015	125,644	42,370	—	—	—	—
International Growth Fund	90,391	61,780	127,096	77,467	—	—	—	—
LargeCap Blend Fund I	10,840	1,893	22,772	—	—	—	—	—
LargeCap Blend Fund II	32,048	25,065	68,604	30,246	—	—	—	—
LargeCap Growth Fund	20,684	4,154	43,699	12,172	8,589	—	—	—
LargeCap Growth Fund I	18,638	13,545	62,120	45,889	—	—	—	—
LargeCap Growth Fund II	51,402	31,808	48,590	26,325	—	—	—	—
LargeCap S&P 500 Index Fund	17,641	11,671	10,195	3,039	—	—	—	—
LargeCap Value Fund	23,404	11,030	57,148	34,028	—	—	—	—

NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		October 31, 2008

6. Federal Tax Information (Continued)
			Long-Term
	Ordinary Income		Capital Gain*		Return of Capital		Section 1250 Gains

	2008	2007	2008	2007	2008	2007	2008	2007

LargeCap Value Fund I	20,979	8,313	15,910	11,337	—	—	—	—
LargeCap Value Fund II	4,960	5,831	13,293	1,525	—	—	—	—
LargeCap Value Fund III	73,936	38,659	137,764	114,676	—	—	—	—
MidCap Blend Fund	12,486	15,260	73,740	63,223	—	—	—	—
MidCap Growth Fund	380	—	2,864	—	—	—	—	—
MidCap Growth Fund I	18,290	10,426	17,164	21,153	—	—	—	—
MidCap Growth Fund II	39,680	42,313	6,999	13,963	8	—	—	—
MidCap Growth Fund III	987	1,273	46,620	13,170	294	—	—	—
MidCap S&P 400 Index Fund	4,267	2,546	12,443	4,327	—	—	—	—
MidCap Stock Fund	15,917	9,781	94,504	41,972	—	—	—	—
MidCap Value Fund I	36,276	12,511	75,311	30,252	—	—	—	—
MidCap Value Fund II	45,044	24,120	29,722	34,958	—	—	—	—
MidCap Value Fund III	3,803	2,374	8,600	6,610	—	—	—	—
Money Market Fund	80,699	98,162	—	—	—	—	—	—
Mortgage Securities Fund	75,056	82,101	—	—	355	—	—	—
Preferred Securities Fund	84,591	41,009	—	—	—	—	—	—
Principal LifeTime 2010 Fund	65,599	35,041	27,606	5,150	—	—	—	—
Principal LifeTime 2020 Fund	122,073	61,719	62,217	11,433	—	—	—	—
Principal LifeTime 2030 Fund	99,896	47,383	59,169	10,955	—	—	—	—
Principal LifeTime 2040 Fund	49,671	21,155	27,716	4,800	—	—	—	—
Principal LifeTime 2050 Fund	21,640	9,155	13,820	2,493	—	—	—	—
Principal LifeTime Strategic Income Fund	25,557	14,518	6,649	1,522	—	—	—	—
Real Estate Securities Fund	50,905	11,143	352,110	100,584	—	—	2,800	2,768
SAM Balanced Portfolio	152,287	82,911	227,790	24,656	—	—	—	—
SAM Conservative Balanced Portfolio	25,804	17,023	21,121	3,506	—	—	—	—
SAM Conservative Growth Portfolio	98,623	34,083	230,424	—	—	—	—	—
SAM Flexible Income Portfolio	31,280	28,005	17,495	1,816	—	—	—	—
SAM Strategic Growth Portfolio	52,103	19,484	143,018	—	—	—	—	—
Short-Term Bond Fund	13,283	12,646	—	—	—	—	—	—
Short-Term Income Fund	18,888	9,954	—	—	—	—	—	—
SmallCap Blend Fund	7,829	1,561	20,334	25,794	—	—	—	—
SmallCap Blend Fund I	9,677	7,970	12,089	13,970	—	—	—	—
SmallCap Growth Fund	—	110	24,053	1,970	—	—	—	—
SmallCap Growth Fund I	4,667	—	10,525	5,078	—	—	—	—
SmallCap Growth Fund II	6,788	—	30,683	46,563	—	—	—	—
SmallCap Growth Fund III	12,962	19,390	14,484	3,809	104	—	—	—
SmallCap S&P 600 Index Fund	7,786	5,390	35,995	18,894	—	—	—	—
SmallCap Value Fund	18,232	7,198	27,984	4,780	—	—	—	—
SmallCap Value Fund I	16,307	7,087	20,403	19,292	—	—	—	—
SmallCap Value Fund II	12,281	24,454	35,882	12,446	—	—	—	—
SmallCap Value Fund III	4,736	3,312	40,829	46,135	—	—	—	—
Ultra Short Bond Fund	8,762	11,512	—	44	—	—	—	—
West Coast Equity Fund	10,800	11,204	123,750	42,580	—	—	—	—
*The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

The acquisitions of WM Equity Income Fund, WM High Yield Fund, WM Income Fund, WM Mid Cap Stock Fund, WM U.S. Government Securities Fund, WM Short Term Income Fund, WM West Coast Equity Fund, and each of the SAM Portfolios by corresponding series of Principal Investors Fund, Inc. constitute reorganizations under Internal Revenue Code Section 368(a)(1)(F). Distributions shown include the respective Acquired Fund distributions prior to the reorganizations.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2008, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

Undistributed
	Undistributed	Long-Term
	Ordinary Income	Capital Gains

Bond & Mortgage Securities Fund	$ 3,237	$ —
Core Plus Bond Fund I	321	317

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	October 31, 2008

6. Federal Tax Information (Continued)
		Undistributed
	Undistributed	Long-Term
	Ordinary Income	Capital Gains

Disciplined LargeCap Blend Fund	$31,049	$ —
Diversified International Fund	30,134	—
Equity Income Fund	6,260	—
Global Equity Fund I	284	—
Global Real Estate Securities Fund	42	—
Government & High Quality Bond Fund	843	—
High Quality Intermediate-Term Bond Fund	4,910	—
High Yield Fund	4,117	—
High Yield Fund I	48,088	—
Income Fund	5	—
International Emerging Markets Fund	8,090	—
International Fund I	30,200	—
International Growth Fund	30,139	—
LargeCap Blend Fund I	10,046	—
LargeCap Blend Fund II	7,188	—
LargeCap Growth Fund II	6,261	—
LargeCap S&P 500 Index Fund	13,357	—
LargeCap Value Fund	12,939	—
LargeCap Value Fund I	15,968	—
LargeCap Value Fund II	3,130	—
LargeCap Value Fund III	37,209	—
MidCap Blend Fund	—	32,304
MidCap S&P 400 Index Fund	2,447	8,958
MidCap Stock Fund	2,516	305
MidCap Value Fund I	7,386	—
MidCap Value Fund II	3,904	—
MidCap Value Fund III	966	—
Preferred Securities Fund	2,187	—
Principal LifeTime 2010 Fund	32,591	45,037
Principal LifeTime 2015 Fund	268	—
Principal LifeTime 2020 Fund	40,575	119,088
Principal LifeTime 2025 Fund	197	—
Principal LifeTime 2030 Fund	19,951	105,574
Principal LifeTime 2035 Fund	49	—
Principal LifeTime 2040 Fund	4,682	53,690
Principal LifeTime 2045 Fund	3	—
Principal LifeTime 2050 Fund	944	23,630
Principal LifeTime 2055 Fund	1	—
Principal LifeTime Strategic Income Fund	19,968	6,744
Real Estate Securities Fund	2,213	—
SAM Balanced Portfolio	5,129	254,586
SAM Conservative Balanced Portfolio	1,303	23,454
SAM Conservative Growth Portfolio	15,627	234,944
SAM Flexible Income Portfolio	2,106	16,972
SAM Strategic Growth Portfolio	196	138,630
Short-Term Bond Fund	17	—
Short-Term Income Fund	19	—
SmallCap Blend Fund	333	—
SmallCap Blend Fund I	129	—
SmallCap S&P 600 Index Fund	7,445	18,860
SmallCap Value Fund	1,843	—
SmallCap Value Fund I	2,897	—
SmallCap Value Fund II	1,132	14,301
SmallCap Value Fund III	216	1,007
Ultra Short Bond Fund	113	—
West Coast Equity Fund	6,033	44,442

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

6. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2008, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

				Net Capital Loss Carryforward Expiring In:

									Annual
	2009	2010	2011	2012	2013	2014	2015	2016	Limitations*

Bond & Mortgage Securities Fund	$1,281	$ —	$ —	$ —	$2,386	$6,971	$5,293	$ 49,435	$—
Disciplined LargeCap Blend Fund	—	—	—	—	—	—	—	282,137	—
Diversified International Fund	398	1,183	586	—	—	—	—	218,904	516
Equity Income Fund	—	—	—	—	—	—	—	281,914	—
Global Equity Fund I	—	—	—	—	—	—	—	1,065	—
Global Real Estate Securities Fund	—	—	—	—	—	—	8	1,427	—
Government & High Quality Bond Fund	—	—	1,681	525	1,535	4,014	1,729	—	—
High Quality Intermediate-Term Bond Fund	—	—	—	—	—	432	366	4,344	—
High Yield Fund	—	—	—	—	—	—	—	5,508	—
High Yield Fund I	—	—	—	—	—	—	—	29,197	—
Income Fund	—	1,212	892	—	1,047	—	2,036	—	—
Inflation Protection Fund	—	—	—	—	—	1,338	4,175	8,044	—
International Emerging Markets Fund	—	—	—	—	—	—	—	172,450	—
International Fund I	—	—	—	—	—	—	—	288,439	—
International Growth Fund	—	—	—	—	—	—	—	339,871	—
International Value Fund I	—	—	—	—	—	—	—	360	—
LargeCap Blend Fund I	—	—	—	—	—	—	—	99,148	—
LargeCap Blend Fund II	—	—	—	—	—	—	—	29,297	—
LargeCap Growth Fund	21,343	2,581	14,931	—	—	—	—	48,001	138
LargeCap Growth Fund I	5,526	—	115	296	—	—	—	84,598	2,763
LargeCap Growth Fund II	—	—	—	—	—	—	—	91,597	62,861
LargeCap S&P 500 Index Fund	—	—	—	—	—	—	—	20,129	—
LargeCap Value Fund	—	—	—	—	—	—	—	111,812	—
LargeCap Value Fund I	—	—	—	—	—	—	—	4,285	—
LargeCap Value Fund II	—	—	—	—	—	—	—	7,219	—
LargeCap Value Fund III	—	—	—	—	—	—	—	109,903	—
MidCap Blend Fund	—	—	—	—	—	—	—	1,644	—
MidCap Growth Fund I	—	—	—	—	—	—	—	14,106	—
MidCap Growth Fund II	—	—	—	—	—	—	—	66,116	—
MidCap Growth Fund III	937	806	—	—	—	—	—	95,184	269
MidCap Value Fund I	—	—	—	—	—	—	—	60,089	—
MidCap Value Fund II	—	—	—	—	—	—	—	72,150	—
MidCap Value Fund III	—	—	—	—	—	—	—	13,690	—
Money Market Fund	—	—	—	—	—	—	—	3,741	—
Mortgage Securities Fund	—	852	6,859	7,815	5,054	7,754	3,147	2,031	—
Preferred Securities Fund	—	—	—	3,453	716	675	3,787	130,624	—
Principal LifeTime 2015 Fund	—	—	—	—	—	—	—	351	10
Principal LifeTime 2025 Fund	—	—	—	—	—	—	—	548	27
Principal LifeTime 2035 Fund	—	—	—	—	—	—	—	301	9
Principal LifeTime 2045 Fund	—	—	—	—	—	—	—	86	—
Principal LifeTime 2055 Fund	—	—	—	—	—	—	—	25	—
Real Estate Securities Fund	—	—	—	—	—	—	—	177,793	—
Short-Term Bond Fund	895	—	1,572	2,029	1,226	2,068	1,597	3,535	—
Short-Term Income Fund	381	1,139	684	241	—	431	240	2,743	—
SmallCap Blend Fund	—	—	—	—	—	—	—	18,090	—
SmallCap Blend Fund I	—	—	—	—	—	—	—	16,768	—
SmallCap Growth Fund	—	1,627	—	—	—	—	—	22,315	542
SmallCap Growth Fund I	—	—	—	—	—	—	—	18,153	—
SmallCap Growth Fund II	112	—	—	—	—	—	—	33,226	—
SmallCap Growth Fund III	—	—	—	—	—	—	—	35,624	—
SmallCap Value Fund	—	—	—	—	—	—	—	62,911	—
SmallCap Value Fund I	—	—	—	—	—	—	—	32,318	—
Ultra Short Bond Fund	—	—	—	—	—	—	661	3,170	—

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.00%)			PREFERRED STOCKS (continued)
Independent Power Producer (0.00%)			Electric - Integrated (continued)
Dynegy Inc (a)	99 $	-	Xcel Energy Inc 7.60%	31,300 $	746

TOTAL COMMON STOCKS	$ -				5,312

PREFERRED STOCKS (1.77%)			Fiduciary Banks (0.04%)
Cable TV (0.06%)			BNY Capital V	45,300	969
Comcast Corp 6.63%	40,700	737
Comcast Corp 7.00%; Series B	35,900	720	Finance - Consumer Loans (0.04%)

		1,457	HSBC Finance Corp 6.88%	51,900	1,093

Commercial Banks (0.12%)			Finance - Investment Banker & Broker (0.11%)
ASBC Capital I	11,600	206	Credit Suisse Guernsey Ltd	22,600	433
Barclays Bank PLC 7.10%	49,100	774	JP Morgan Chase Capital XI	16,700	347
Barclays Bank PLC 7.75%	15,396	256	JP Morgan Chase Capital XII	800	16
BB&T Capital Trust V (a)	35,100	850	JP Morgan Chase Capital XIV	22,400	445
National Bank of Greece SA (a)	11,422	211	JP Morgan Chase Capital XXVI	13,100	306
VNB Capital Trust I	15,466	333	Morgan Stanley Capital Trust III	13,400	200
Zions Capital Trust B	15,600	339	Morgan Stanley Capital Trust IV	62,400	910

		2,969	Morgan Stanley Capital Trust V	4,100	54

Diversified Banking Institutions (0.06%)					2,711

Citigroup Inc 8.13%	20,000	337	Finance - Other Services (0.03%)
JP Morgan Chase & Co	7,100	177	ABN AMRO Capital Funding Trust VII	50,500	615
Royal Bank of Scotland Group PLC 5.75%;			National Rural Utilities Cooperative Finance
Series L	29,097	306	Corp 6.10%	4,800	83
Royal Bank of Scotland Group PLC 6.13%;			National Rural Utilities Cooperative Finance
Series R	18,700	198	Corp 6.75%	3,800	76

Royal Bank of Scotland Group PLC 6.25%;					774

Series P	3,000	32
Royal Bank of Scotland Group PLC 6.60%;			Financial Guarantee Insurance (0.00%)
Series S	26,900	295	Financial Security Assurance Holdings Ltd
Royal Bank of Scotland Group PLC 6.75%;			6.25%	4,000	22
Series Q	1,377	15	Financial Security Assurance Holdings Ltd

		1,360	6.88%	1,200	10

					32

Diversified Financial Services (0.04%)
Citigroup Capital IX	5,000	80	Investment Management & Advisory Services (0.03%)
Citigroup Capital VII	12,000	207	Deutsche Bank Contingent Capital Trust II	52,300	781
Citigroup Capital X	14,100	209	Life & Health Insurance (0.07%)
Citigroup Capital XI	13,200	195	Delphi Financial Group Inc 7.38%	9,100	91
Citigroup Capital XIX	9,300	157	Delphi Financial Group Inc 8.00%	21,800	288
Citigroup Capital XV	1,500	23	Lincoln National Capital VI	2,000	31
Citigroup Capital XVI	9,900	147	Lincoln National Corp 6.75%	4,000	58
General Electric Capital Corp 6.45%	1,200	27	PLC Capital Trust III	30,900	386

		1,045	PLC Capital Trust IV	7,400	85

Electric - Integrated (0.22%)			PLC Capital Trust V	23,800	269
Alabama Power Co - Series 2007B	59,400	1,363	Protective Life Corp	16,300	209
FPL Group Capital Inc 7.45%	72,800	1,776	Prudential Financial Inc	14,900	289

Georgia Power Co 5.90%	6,100	134			1,706

Georgia Power Co 6.375%	1,300	32	Money Center Banks (0.06%)
Gulf Power Co	2,300	51	Santander Finance Preferred SA Unipersonal
PPL Capital Funding Inc	20,400	485	6.50%	4,600	74
PPL Energy Supply LLC	29,700	725

See accompanying notes

231

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Money Center Banks (continued)			Reinsurance (continued)
Santander Finance Preferred SA Unipersonal			RenaissanceRe Holdings Ltd - Series C	5,900 $	83
6.80%	76,686 $	1,311	RenaissanceRe Holdings Ltd - Series D	24,200	395

UBS Preferred Funding Trust IV	4,900	69			1,406

		1,454

			REITS - Apartments (0.02%)
Multi-Line Insurance (0.08%)			BRE Properties Inc - Series C	19,800	316
Aegon NV 6.375%	48,050	480	BRE Properties Inc - Series D	2,600	42
Aegon NV 6.50%	6,500	64	Equity Residential	3,000	51
Aegon NV 7.25%	17,242	197	UDR Inc	7,100	121

Allianz SE	13,300	259			530

ING Groep NV 6.13%	11,200	139
ING Groep NV 6.38%	28,700	362	REITS - Diversified (0.06%)
ING Groep NV 7.05%	12,000	164	Duke Realty Corp 6.60%	57,100	628
ING Groep NV 7.20%	4,000	55	Duke Realty Corp 6.95%	3,500	46
ING Groep NV 7.38%	11,100	161	Duke Realty Corp 8.38%	10,000	143
ING Groep NV 8.50%	3,200	55	PS Business Parks Inc Series H	20,000	310

		1,936	PS Business Parks Inc Series I	1,400	21

			PS Business Parks Inc Series M	8,500	128
Multimedia (0.02%)			PS Business Parks Inc Series P	15,400	230
Viacom Inc	27,400	473	Vornado Realty Trust - Series F	4,000	64

					1,570

Property & Casualty Insurance (0.06%)
Berkley W R Capital Trust	64,900	943	REITS - Office Property (0.01%)
Markel Corp	20,000	410	HRPT Properties Trust - Series B	25,000	312

		1,353

			REITS - Shopping Centers (0.10%)
Regional Banks (0.26%)			Developers Diversified Realty Corp 7.50%	24,600	246
BAC Capital Trust IV	4,300	75	Kimco Realty Corp 7.75%	38,599	665
BAC Capital Trust V	18,800	329	Regency Centers Corp 7.45%	20,100	344
BAC Capital Trust VIII	78,500	1,452	Weingarten Realty Investors 6.50%	84,500	1,289

Fleet Capital Trust VIII	600	12			2,544

KeyCorp Capital IX	41,600	593
KeyCorp Capital V	17,300	244	REITS - Single Tenant (0.01%)
PNC Capital Trust C	17,600	405	Realty Income Corp - Series D	20,700	346
PNC Capital Trust D	36,500	719	REITS - Storage (0.01%)
SunTrust Capital IX	19,400	415	Public Storage Inc 6.63%; Series M	8,500	147
USB Capital VI	10,200	191	Public Storage Inc 6.95%; Series H	3,500	63

USB Capital VII	15,900	309			210

USB Capital XI	5,600	120
Wachovia Capital Trust IV	1,500	24	REITS - Warehouse & Industrial (0.05%)
Wachovia Capital Trust IX	6,000	97	AMB Property Corp - Series P	80,400	1,153
Wachovia Corp 7.25%	1,400	23	First Industrial Realty Trust Inc - Series J	2,500	26
Wells Fargo Capital IX	1,900	38	First Industrial Realty Trust Inc - Series K	1,400	17

Wells Fargo Capital VII	31,000	617			1,196

Wells Fargo Capital XI	14,300	300	Special Purpose Entity (0.11%)
Wells Fargo Capital XII	17,300	428	Corporate-Backed Trust Certificates 6.00%	9,900	158

		6,391	Corporate-Backed Trust Certificates 6.30%	3,100	48

Reinsurance (0.06%)			CORTS Trust for Bellsouth Capital Funding	12,600	303
Everest Re Capital Trust II	43,400	638	CORTS Trust for First Union Institutional
			Capital I	17,800	387
PartnerRe Ltd 6.50%	10,000	169	CORTS Trust for SunAmerica	8,462	69
PartnerRe Ltd 6.75%	6,900	121	CORTS Trust for Walt Disney Co/The	2,600	64

See accompanying notes

232

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (continued)			BONDS (continued)
Special Purpose Entity (continued)			Apparel Manufacturers (0.03%)
Deutsche Bank Capital Funding Trust VIII	12,510 $	201	Rafaella Apparel Group Inc
Merrill Lynch Capital Trust I	36,000	590	11.25%, 6/15/2011	$ 1,807 $	705
PreferredPlus TR-CCR1 6.00%; Series GSC3	22,700	312
PreferredPlus TR-CCR1 6.00%; Series GSG1	1,500	25	Appliances (0.06%)
			Whirlpool Corp
SATURNS 2003-06 6.00%; Series GS	2,000	32	3.32%, 6/15/2009 (b)(f)	1,600	1,596
SATURNS 2003-11 5.63%; Series GS	2,500	36
SATURNS 2003-13 6.25%; Series CSFB	2,500	41	Asset Backed Securities (4.01%)
SATURNS 2004-04 6.00%; Series GS	2,200	33	Ameriquest Mortgage Securities Inc
SATURNS 2004-06 6.00%; Series GS	22,900	338	3.56%, 3/25/2035 (b)(f)	242	207

		2,637	3.49%, 7/25/2035 (b)(f)	215	211

Telephone - Integrated (0.02%)			Carrington Mortgage Loan Trust
			3.54%, 12/25/2035 (f)	6,172	5,620
AT&T Inc	23,300	557
			Chase Funding Mortgage Loan Asset-Backed
			Certificates
Television (0.02%)			3.56%, 7/25/2033 (b)(f)	3,290	2,844
CBS Corp 6.75%	26,100	384	3.76%, 9/25/2033 (f)	664	267

TOTAL PREFERRED STOCKS	$ 43,508		3.49%, 12/25/2033 (f)	61	54

	Principal		CNH Equipment Trust
	Amount	Value	4.12%, 5/15/2012	8,890	8,496
	(000's)	(000's)	Countrywide Asset-Backed Certificates

BONDS (66.91%)			4.33%, 1/25/2034 (f)	39	26
Advertising Agencies (0.02%)			3.78%, 6/25/2035 (f)	2,800	2,402
Interpublic Group of Cos Inc			3.92%, 12/25/2035 (f)	2,600	1,429
6.25%, 11/15/2014	$ 725	482	3.55%, 2/25/2036 (b)(f)	6,432	6,174
			3.42%, 2/25/2037 (f)	7,775	5,294
Aerospace & Defense Equipment (0.05%)			3.43%, 6/25/2037 (f)	4,032	2,348
GenCorp Inc			3.39%, 11/25/2037 (b)(f)	5,320	4,359
9.50%, 8/15/2013	1,410	1,227	Countrywide Home Equity Loan Trust
			4.79%, 12/15/2035 (f)	1,185	483
Agricultural Operations (0.56%)
			4.76%, 5/15/2036 (f)	4,127	2,064
Bunge Ltd Finance Corp
4.38%, 12/15/2008 (b)	7,564	7,540	First Franklin Mortgage Loan Asset Backed
			Certificates
Cargill Inc			3.64%, 10/25/2034 (b)(f)	68	66
5.20%, 1/22/2013 (c)	6,900	6,272	First-Citizens Home Equity Loan LLC

		13,812	4.77%, 9/15/2022 (c)(f)	1,087	849

Airlines (0.33%)			Ford Credit Floorplan Master Owner Trust
American Airlines Inc			5.01%, 6/15/2011 (b)(f)	2,515	2,392
7.25%, 2/ 5/2009	3,150	3,091	GMAC Mortgage Corp Loan Trust
Continental Airlines Inc			3.44%, 8/25/2035 (f)	1,951	1,064
5.98%, 4/19/2022	1,870	1,300	3.47%, 11/25/2036 (f)	13,251	5,301
Delta Air Lines Inc			Great America Leasing Receivables
7.11%, 9/18/2011 (d)	1,000	935	5.39%, 9/15/2011 (c)	1,295	1,267
7.57%, 12/30/2049	450	433	Indymac Residential Asset Backed Trust
Northwest Airlines Inc			3.45%, 4/25/2037 (b)(f)	2,000	1,708
7.03%, 11/ 1/2019	1,250	959	JP Morgan Mortgage Acquisition Corp
Southwest Airlines Co 2007-1 Pass Through			3.43%, 4/25/2036 (f)	4,850	4,146
Trust			5.45%, 11/25/2036 (b)	6,230	5,483
6.15%, 8/ 1/2022 (e)	1,479	1,332	3.34%, 12/25/2036 (b)(f)	1,873	1,713

		8,050	3.34%, 3/25/2037 (b)(f)	2,536	2,362

			3.41%, 3/25/2037 (f)	3,820	2,822
			3.42%, 5/ 1/2037 (f)	7,850	4,966

See accompanying notes

233

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Automobile Sequential (continued)
Lehman XS Trust			Capital Auto Receivables Asset Trust
3.67%, 11/25/2035 (f)	$ 3,221 $	1,946	3.92%, 11/16/2009 (b)	$ 2,000 $	1,985
Long Beach Mortgage Loan Trust			5.34%, 1/15/2010 (b)(c)(f)	2,986	2,956
3.79%, 6/25/2034 (f)	450	308	4.79%, 3/15/2010 (b)(f)	2,642	2,617
3.76%, 2/25/2035 (f)	3,000	2,429	4.93%, 6/15/2010 (b)(f)	1,070	1,052
3.41%, 7/25/2036 (f)	6,660	3,563	5.52%, 3/15/2011 (f)	3,445	3,218
3.37%, 10/25/2036 (f)	2,625	1,820	4.68%, 10/15/2012 (f)	6,740	6,333
3.43%, 12/25/2036 (f)	2,175	936	Capital One Auto Finance Trust
Marriott Vacation Club Owner Trust			4.60%, 10/15/2012 (b)(f)	3,224	2,963
5.52%, 5/20/2029 (c)(f)	1,583	1,441	Daimler Chrysler Auto Trust
Merrill Lynch Mortgage Investors Inc			4.71%, 9/10/2012	3,130	2,870
3.49%, 7/25/2036 (f)	355	283	Ford Credit Auto Owner Trust
MSDWCC Heloc Trust			5.30%, 6/15/2012	3,095	2,671
3.45%, 7/25/2017 (f)	606	414	5.60%, 10/15/2012	1,315	1,084
Ownit Mortgage Loan Asset Backed Certificates			5.69%, 11/15/2012 (f)	905	749
3.56%, 8/25/2036 (b)(f)	677	656	Honda Auto Receivables Owner Trust
Popular ABS Mortgage Pass-Through Trust			4.74%, 2/15/2011 (b)(f)	2,975	2,889
3.53%, 5/25/2035 (f)	1,503	1,224	Hyundai Auto Receivables Trust
3.52%, 11/25/2035 (b)(f)	1,281	1,264	4.96%, 1/17/2012 (b)(f)	1,840	1,772
Residential Asset Mortgage Products Inc			Merrill Auto Trust Securitization
3.53%, 7/25/2035 (b)(f)	1,074	1,029	5.71%, 12/15/2010 (b)(f)	3,400	3,350
SACO I Inc			Volkswagen Auto Loan Enhanced Trust
3.40%, 9/25/2036 (f)	1,316	265	4.50%, 7/20/2012	3,260	3,158
Saxon Asset Securities Trust			WFS Financial Owner Trust
3.78%, 3/25/2035 (f)	2,500	1,915	4.50%, 5/17/2013	1,960	1,883
Swift Master Auto Receivables Trust			World Omni Auto Receivables Trust
4.66%, 6/15/2012 (b)(f)	3,300	2,880	4.13%, 3/15/2011 (b)(f)	3,400	3,294

		98,790			46,573

Auto - Car & Light Trucks (0.11%)			Beverages - Non-Alcoholic (0.17%)
Daimler Finance North America LLC			Coca-Cola HBC Finance BV
5.75%, 9/ 8/2011	2,000	1,602	5.13%, 9/17/2013	345	325
General Motors Corp			Panamerican Beverages Inc
7.13%, 7/15/2013	845	287	7.25%, 7/ 1/2009	4,000	3,940

8.38%, 7/15/2033	2,260	734			4,265

		2,623

			Beverages - Wine & Spirits (0.12%)
Auto/Truck Parts & Equipment - Original (0.11%)			Constellation Brands Inc
Stanadyne Corp			8.38%, 12/15/2014	1,200	1,068
10.00%, 8/15/2014	700	539	7.25%, 5/15/2017	2,235	1,855

Tenneco Inc					2,923

10.25%, 7/15/2013	1,485	1,262
8.13%, 11/15/2015	500	260	Brewery (0.26%)
Titan International Inc			SABMiller PLC
8.00%, 1/15/2012	750	668	4.18%, 7/ 1/2009 (b)(c)(f)	2,165	2,159

		2,729	6.50%, 7/15/2018 (c)	5,000	4,324

					6,483

Auto/Truck Parts & Equipment - Replacement (0.03%)
Allison Transmission			Broadcasting Services & Programming (0.05%)
11.00%, 11/ 1/2015 (c)	1,250	781	Clear Channel Communications Inc
			4.25%, 5/15/2009	1,375	1,203
Automobile Sequential (1.89%)
AmeriCredit Automobile Receivables Trust			Building - Residential & Commercial (0.12%)
4.07%, 4/ 6/2012 (b)(f)	1,815	1,729	DR Horton Inc
			8.00%, 2/ 1/2009	1,595	1,539

See accompanying notes		234

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Building - Residential & Commercial			Cable TV (continued)
(continued)			Kabel Deutschland GmbH
DR Horton Inc (continued)			10.63%, 7/ 1/2014	$ 450 $	378
6.00%, 4/15/2011	$ 250 $	193	Rogers Cable Inc
M/I Homes Inc			7.88%, 5/ 1/2012	2,450	2,421
6.88%, 4/ 1/2012	2,000	1,200	6.75%, 3/15/2015	3,000	2,680

		2,932	Time Warner Cable Inc

Building & Construction - Miscellaneous (0.02%)			6.20%, 7/ 1/2013	5,690	5,191
Dycom Industries Inc			Unitymedia GmbH
8.13%, 10/15/2015	830	560	10.38%, 2/15/2015 (c)(g)	1,200	786

					42,305

Building & Construction Products -
Miscellaneous (0.02%)			Casino Hotels (0.30%)
Ply Gem Industries Inc			Caesars Entertainment Inc
11.75%, 6/15/2013 (c)	575	380	7.88%, 3/15/2010	235	133
			Harrah's Operating Co Inc
Building Products - Cement & Aggregate (0.20%)			5.50%, 7/ 1/2010	1,060	552
CRH America Inc			10.75%, 2/ 1/2016 (c)	2,080	676
6.40%, 10/15/2033	545	336	MGM Mirage
Martin Marietta Materials Inc			8.38%, 2/ 1/2011	400	232
3.62%, 4/30/2010 (b)(f)	4,520	4,365	6.75%, 4/ 1/2013	1,200	750
US Concrete Inc			13.00%, 11/15/2013 (c)(e)	3,265	2,906
8.38%, 4/ 1/2014	500	312	6.63%, 7/15/2015	990	579

		5,013	Turning Stone Resort Casino Enterprise

Building Products - Wood (0.05%)			9.13%, 12/15/2010 (c)	400	348
Masco Corp			Wynn Las Vegas Capital Corp
3.12%, 3/12/2010 (b)(f)	1,335	1,257	6.63%, 12/ 1/2014	1,607	1,185

					7,361

Cable TV (1.72%)			Casino Services (0.02%)
CCH II LLC / CCH II Capital Corp			Choctaw Resort Development Enterprise
10.25%, 10/ 1/2013 (c)	4,027	2,436	7.25%, 11/15/2019 (c)	896	511
Charter Communications Operating LLC /
Charter Communications Operating Capital			Cellular Telecommunications (0.92%)
8.38%, 4/30/2014 (c)	2,095	1,519
			Cricket Communications Inc
10.88%, 9/15/2014 (c)	955	776	9.38%, 11/ 1/2014	2,360	1,917
Comcast Corp			iPCS Inc
5.12%, 7/14/2009 (b)(f)	3,650	3,497	4.93%, 5/ 1/2013 (f)	560	431
6.95%, 8/15/2037	2,000	1,631	MetroPCS Wireless Inc
6.40%, 5/15/2038	5,385	4,119	9.25%, 11/ 1/2014	600	500
COX Communications Inc			Nextel Communications Inc
6.75%, 3/15/2011	305	297	7.38%, 8/ 1/2015	3,075	1,691
7.13%, 10/ 1/2012	3,325	3,176	Rogers Wireless Inc
4.63%, 6/ 1/2013	1,000	847	7.25%, 12/15/2012	890	861
5.50%, 10/ 1/2015	165	136	8.00%, 12/15/2012	3,050	2,844
6.45%, 12/ 1/2036 (c)	500	353	6.38%, 3/ 1/2014	3,185	2,844
CSC Holdings Inc			VIP Finance Ireland Ltd for OJSC Vimpel
7.88%, 2/15/2018	1,800	1,309	Communications
DirecTV Holdings LLC/DirecTV Financing Co			9.13%, 4/30/2018 (c)	2,590	1,338
8.38%, 3/15/2013	6,315	5,920	Vodafone Group PLC
7.63%, 5/15/2016 (c)	2,000	1,680	3.16%, 6/15/2011 (f)	1,930	1,608
Echostar DBS Corp			3.09%, 2/27/2012 (f)	4,000	3,203
7.00%, 10/ 1/2013	1,100	913	5.75%, 3/15/2016	4,945	4,168
6.63%, 10/ 1/2014	1,375	1,103
7.75%, 5/31/2015	1,400	1,137

See accompanying notes		235

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cellular Telecommunications (continued)			Commercial Banks (continued)
Vodafone Group PLC (continued)			Wachovia Bank NA (continued)
6.15%, 2/27/2037	$ 1,640 $	1,228	6.00%, 11/15/2017	$ 1,780 $	1,434

		22,633	6.60%, 1/15/2038	5,350	4,230

Chemicals - Diversified (0.16%)			Woori Bank
			6.13%, 5/ 3/2016 (c)(f)	1,300	1,040
Huntsman LLC
11.63%, 10/15/2010	1,000	990	6.21%, 5/ 2/2037 (f)	2,265	949

11.50%, 7/15/2012	1,515	1,507			31,328

Phibro Animal Health Corp			Commercial Services (0.12%)
10.00%, 8/ 1/2013 (c)	500	425	ARAMARK Corp
Reichhold Industries Inc			8.50%, 2/ 1/2015	80	68
9.00%, 8/15/2014 (c)	1,100	957	Iron Mountain Inc

		3,879	8.63%, 4/ 1/2013	2,000	1,825

Chemicals - Specialty (0.12%)			6.63%, 1/ 1/2016	500	400
Hercules Inc			8.00%, 6/15/2020	940	738

6.75%, 10/15/2029	1,200	1,104			3,031

Nalco Co			Computer Services (0.06%)
7.75%, 11/15/2011	1,500	1,365	Sungard Data Systems Inc
NewMarket Corp			9.13%, 8/15/2013	1,740	1,444
7.13%, 12/15/2016	750	615

		3,084	Computers - Integrated Systems (0.02%)

Coatings & Paint (0.04%)			NCR Corp
Valspar Corp			7.13%, 6/15/2009 (b)	600	600
5.63%, 5/ 1/2012	990	1,016
			Computers - Memory Devices (0.04%)
Commercial Banks (1.27%)			Seagate Technology HDD Holdings
BBVA Bancomer SA/Grand Cayman			6.80%, 10/ 1/2016	1,370	959
6.01%, 5/17/2022 (c)(f)	3,575	2,379
			Consumer Products - Miscellaneous (0.08%)
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (c)(f)	1,595	526	Blyth Inc
			5.50%, 11/ 1/2013	1,150	886
Commonwealth Bank of Australia
6.02%, 3/15/2036 (c)	1,920	1,163	Kimberly-Clark Corp
			7.50%, 11/ 1/2018 (e)	1,165	1,183

Credit Agricole SA/London
6.64%, 5/31/2049 (c)(f)	2,140	1,025			2,069

KeyBank NA			Containers - Metal & Glass (0.02%)
2.94%, 11/ 3/2009 (b)(f)	2,000	1,956	Impress Holdings BV
4.95%, 9/15/2015	190	136	7.88%, 9/15/2013 (c)(f)	750	488
Lloyds TSB Group PLC
6.27%, 11/29/2049 (c)(f)	2,800	1,270	Containers - Paper & Plastic (0.10%)
M&I Marshall & Ilsley Bank			Graphic Packaging International Inc
3.08%, 12/ 4/2012 (f)	5,500	4,294	8.50%, 8/15/2011	1,010	843
National Australia Bank Ltd			Intertape Polymer US Inc
5.35%, 6/12/2013 (c)	4,500	4,167	8.50%, 8/ 1/2014	350	280
RSHB Capital SA for OJSC Russian			Jefferson Smurfit Corp US
Agricultural Bank			8.25%, 10/ 1/2012	1,785	911
7.75%, 5/29/2018 (c)	1,825	1,150	Plastipak Holdings Inc
Societe Generale			8.50%, 12/15/2015 (c)	750	536

5.92%, 4/29/2049 (c)(f)	1,225	717			2,570

US Bank NA/Cincinnati OH
6.38%, 8/ 1/2011	275	272	Credit Card Asset Backed Securities (1.87%)
4.95%, 10/30/2014	4,485	4,243	American Express Credit Account Master Trust
			4.79%, 8/15/2011 (b)(c)(f)	1,860	1,838
Wachovia Bank NA
7.80%, 8/18/2010	385	377	4.81%, 9/15/2011 (b)(f)	5,965	5,889

See accompanying notes

236

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Credit Card Asset Backed Securities			Diversified Banking Institutions (continued)
(continued)			Morgan Stanley
BA Credit Card Trust			5.03%, 1/15/2010 (f)	$ 3,925 $	3,622
5.16%, 3/15/2012 (b)(f)	$ 6,000 $	5,630	6.75%, 4/15/2011	640	597
5.26%, 12/15/2014 (f)	3,000	2,542	Royal Bank of Scotland Group PLC
Bank One Issuance Trust			5.00%, 10/ 1/2014	220	169

4.88%, 3/15/2012 (b)(f)	3,550	3,394			58,381

4.75%, 6/15/2012 (b)(f)	4,575	4,395
Cabela's Master Credit Card Trust			Diversified Financial Services (0.59%)
4.31%, 12/16/2013 (c)	3,600	3,313	Citigroup Capital XXI
Chase Credit Card Master Trust			8.30%, 12/21/2057	5,600	3,844
4.91%, 2/15/2011 (b)(f)	7,500	7,491	General Electric Capital Corp
Citibank Credit Card Issuance Trust			4.63%, 9/15/2009	285	284
4.50%, 5/20/2011 (b)(f)	2,300	2,224	5.63%, 5/ 1/2018	10,750	8,850
Citibank Credit Card Master Trust I			6.38%, 11/15/2067 (f)	1,355	876
3.11%, 3/10/2011 (b)(f)	1,875	1,842	TNK-BP Finance SA
Discover Card Master Trust			7.50%, 3/13/2013 (c)	200	100
5.65%, 3/16/2020	2,525	1,794	6.63%, 3/20/2017 (c)	1,540	647

GE Capital Credit Card Master Note Trust					14,601

4.74%, 3/15/2015 (f)	3,160	2,321
Providian Master Note Trust			Diversified Manufacturing Operations (0.28%)
5.10%, 11/15/2012 (b)(c)	3,350	3,303	General Electric Co

			5.25%, 12/ 6/2017	1,400	1,172
		45,976

			SPX Corp
Data Processing & Management (0.13%)			7.63%, 12/15/2014 (c)	2,045	1,717
Fiserv Inc			Tyco Electronics Group SA
6.13%, 11/20/2012	3,740	3,293	6.55%, 10/ 1/2017	4,925	4,100

					6,989

Diversified Banking Institutions (2.37%)
Bank of America Corp			Diversified Operations (0.12%)
2.89%, 8/ 2/2010 (b)(f)	3,290	3,198	Capmark Financial Group Inc
5.65%, 5/ 1/2018	2,540	2,183	3.45%, 5/10/2010 (f)	3,450	1,384
8.13%, 12/29/2049 (f)	2,905	2,251	Susser Holdings LLC
			10.63%, 12/15/2013	1,900	1,615

Citigroup Inc
8.40%, 4/29/2049	7,270	5,053			2,999

Goldman Sachs Group Inc/The			Electric - Generation (0.46%)
6.65%, 5/15/2009 (b)	75	74	AES Corp/The
3.01%, 8/ 5/2011 (f)	3,500	3,084	8.75%, 5/15/2013 (c)	715	651
2.98%, 2/ 6/2012 (f)	2,000	1,608	CE Casecnan Water & Energy
5.25%, 10/15/2013	7,510	6,414	11.95%, 11/15/2010	683	601
5.15%, 1/15/2014	1,700	1,428	CE Generation LLC
5.75%, 10/ 1/2016	470	387	7.42%, 12/15/2018	966	900
6.45%, 5/ 1/2036	1,160	746	Edison Mission Energy
			7.00%, 5/15/2017	340	269
6.75%, 10/ 1/2037	2,310	1,505	7.20%, 5/15/2019	2,250	1,687
HSBC Holdings PLC
5.25%, 12/12/2012	300	278	Elwood Energy LLC
			8.16%, 7/ 5/2026	2,247	1,962
JP Morgan Chase & Co
2.99%, 3/ 9/2009 (b)(f)	2,000	1,999	Indiantown Cogeneration LP
			9.26%, 12/15/2010	2,097	2,149
6.75%, 2/ 1/2011	2,675	2,656	Korea East-West Power Co Ltd
5.13%, 9/15/2014	6,000	5,340	4.88%, 4/21/2011 (c)	280	270
5.25%, 5/ 1/2015	3,840	3,424	System Energy Resources Inc
6.40%, 5/15/2038	5,500	4,722	6.20%, 10/ 1/2012	175	161
7.90%, 4/29/2049 (f)	9,430	7,643	Tenaska Gateway Partners Ltd
			6.05%, 12/30/2023 (c)	2,571	2,065

See accompanying notes

237

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Generation (continued)			Electric - Integrated (continued)
Tenaska Oklahoma			Union Electric Co
6.53%, 12/30/2014 (c)	$ 358 $	361	4.65%, 10/ 1/2013	$ 2,300 $	2,012

Tenaska Virginia Partners LP					36,717

6.12%, 3/30/2024 (c)	469	362

			Electronic Components - Miscellaneous (0.21%)
		11,438

			Communications & Power Industries Inc
Electric - Integrated (1.49%)			8.00%, 2/ 1/2012	500	420
Alabama Power Co			Flextronics International Ltd
3.00%, 8/25/2009 (b)(f)	1,000	973	6.50%, 5/15/2013	1,415	1,104
Arizona Public Service Co			Jabil Circuit Inc
5.80%, 6/30/2014	1,770	1,469	5.88%, 7/15/2010	2,570	2,316
6.25%, 8/ 1/2016	1,700	1,371	NXP BV/NXP Funding LLC
Baltimore Gas & Electric Co			7.50%, 10/15/2013 (f)	1,715	755
5.90%, 10/ 1/2016	1,230	1,018	9.50%, 10/15/2015	1,760	594

Commonwealth Edison Co					5,189

4.70%, 4/15/2015	2,740	2,251
			Electronic Components - Semiconductors (0.13%)
5.90%, 3/15/2036	250	174
			Freescale Semiconductor Inc
6.45%, 1/15/2038	500	375	6.69%, 12/15/2014 (f)	750	285
Entergy Louisiana LLC			8.88%, 12/15/2014	2,955	1,315
5.83%, 11/ 1/2010	350	345
			National Semiconductor Corp
Florida Power Corp			3.07%, 6/15/2010 (f)	1,725	1,663

5.65%, 6/15/2018	1,250	1,107
					3,263

Integrys Energy Group Inc
7.00%, 11/ 1/2009	1,540	1,549	Electronic Measurement Instruments (0.13%)
Mirant Americas Generation LLC			Agilent Technologies Inc
8.30%, 5/ 1/2011	850	780	6.50%, 11/ 1/2017	4,285	3,205
Ohio Power Co
4.39%, 4/ 5/2010 (b)(f)	2,870	2,824	Electronics - Military (0.08%)
Oncor Electric Delivery Co			L-3 Communications Corp
6.38%, 5/ 1/2012	770	732	7.63%, 6/15/2012	2,000	1,855
Pacificorp			5.88%, 1/15/2015	100	82

5.65%, 7/15/2018	2,000	1,750			1,937

6.35%, 7/15/2038	2,000	1,649	Export & Import Bank (0.03%)
PPL Energy Supply LLC			Export-Import Bank Of Korea
6.40%, 11/ 1/2011	50	48	4.50%, 8/12/2009	740	716
PSEG Power LLC
3.75%, 4/ 1/2009 (b)	2,750	2,704	Fiduciary Banks (0.17%)
Public Service Co of Oklahoma			Bank of New York Mellon Corp/The
6.63%, 11/15/2037	1,845	1,395	4.50%, 4/ 1/2013	4,190	3,931
Sierra Pacific Power Co			4.95%, 3/15/2015	210	190

6.25%, 4/15/2012	3,100	3,028			4,121

South Carolina Electric & Gas Co
6.50%, 11/ 1/2018	3,120	3,095	Finance - Auto Loans (0.32%)
Southern California Edison Co			Ford Motor Credit Co LLC
2.89%, 2/ 2/2009 (b)(f)	1,325	1,318	7.38%, 10/28/2009	700	581
TECO Energy Inc			6.32%, 1/15/2010 (f)	4,500	3,511
4.80%, 5/ 1/2010 (f)	1,500	1,436	9.75%, 9/15/2010 (f)	1,250	850
Texas Competitive Electric Holdings Co LLC			GMAC LLC
10.25%, 11/ 1/2015 (c)	3,510	2,676	6.88%, 9/15/2011	1,400	820
Transelec SA			6.00%, 12/15/2011	1,815	1,024
7.88%, 4/15/2011	650	638	6.63%, 5/15/2012	2,190	1,214

					8,000

See accompanying notes

238

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Commercial (0.37%)			Finance - Investment Banker & Broker
CIT Group Inc			(continued)
3.76%, 4/27/2011 (f)	$ 6,200 $	3,435	Merrill Lynch & Co Inc (continued)
3.05%, 2/13/2012 (f)	1,850	982	7.75%, 5/14/2038	$ 4,165 $	3,424

Textron Financial Corp					45,008

2.94%, 2/25/2011 (b)(f)	5,325	4,128	Finance - Leasing Company (0.08%)
6.00%, 2/15/2067 (c)(f)	1,750	519	International Lease Finance Corp

		9,064	5.15%, 1/15/2010 (f)	2,000	1,511

Finance - Consumer Loans (0.44%)			5.65%, 6/ 1/2014	870	556

HSBC Finance Capital Trust IX					2,067

5.91%, 11/30/2035	650	355	Finance - Mortgage Loan/Banker (0.74%)
HSBC Finance Corp			Countrywide Financial Corp
4.13%, 12/15/2008 (b)	900	894	3.33%, 12/19/2008 (b)(f)	4,165	4,149
3.09%, 11/16/2009 (b)(f)	3,275	2,968	4.50%, 6/15/2010	3,995	3,721
4.13%, 11/16/2009 (h)	1,750	1,680	5.80%, 6/ 7/2012	3,785	3,520
6.38%, 10/15/2011	110	101	Countrywide Home Loans Inc
7.00%, 5/15/2012	2,095	1,960	5.63%, 7/15/2009 (b)	1,775	1,718
4.75%, 7/15/2013	205	181	Fannie Mae
SLM Corp			5.25%, 1/15/2009	350	352
3.70%, 7/26/2010 (f)	3,500	2,628	7.25%, 1/15/2010	250	262

		10,767	6.00%, 5/15/2011	75	80

			SLM Student Loan Trust
Finance - Credit Card (0.34%)			4.03%, 10/25/2014 (b)(f)(g)	1,791	1,773
American Express Credit Corp
5.88%, 5/ 2/2013	4,650	3,887	4.08%, 10/25/2014 (f)	3,000	2,735

Capital One Bank USA NA					18,310

5.00%, 6/15/2009	2,165	2,010	Finance - Other Services (0.18%)
6.50%, 6/13/2013	2,800	2,375	Icahn Enterprises LP / Icahn Enterprises

		8,272	Finance Corp

			8.13%, 6/ 1/2012	1,000	680
Finance - Investment Banker & Broker (1.83%)			7.13%, 2/15/2013	575	362
Bear Stearns Cos LLC/The			NYSE Euronext
4.91%, 7/16/2009 (b)(f)	4,720	4,725	4.80%, 6/28/2013	3,710	3,479

5.30%, 10/30/2015	3,290	2,802			4,521

Credit Suisse USA Inc
4.99%, 1/15/2010 (b)(f)	1,500	1,461	Financial Guarantee Insurance (0.03%)
Jefferies Group Inc			MGIC Investment Corp
6.45%, 6/ 8/2027	4,520	3,217	5.63%, 9/15/2011	980	677
6.25%, 1/15/2036	3,880	2,562
JP Morgan Chase Capital XXII			Food - Miscellaneous/Diversified (0.43%)
6.45%, 2/ 2/2037	750	524	Corn Products International Inc
Lazard Group			8.45%, 8/15/2009	470	471
7.13%, 5/15/2015	8,100	6,371	General Mills Inc
6.85%, 6/15/2017	3,630	2,607	4.19%, 1/22/2010 (b)(f)	3,575	3,536
Merrill Lynch & Co Inc			8.02%, 2/ 5/2013	5,000	5,076
3.05%, 2/ 6/2009 (b)(f)	2,275	2,217	Kraft Foods Inc
3.01%, 2/ 5/2010 (b)(f)	1,500	1,360	3.30%, 8/11/2010 (f)	1,640	1,502

3.00%, 11/ 1/2011 (f)	4,650	3,868			10,585

3.04%, 6/ 5/2012 (f)	2,300	1,873	Food - Retail (0.12%)
5.45%, 2/ 5/2013	640	577	Ingles Markets Inc
6.15%, 4/25/2013	6,775	6,251	8.88%, 12/ 1/2011	1,110	977
6.22%, 9/15/2026	250	176
6.11%, 1/29/2037	1,500	993

See accompanying notes

239

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Food - Retail (continued)			Home Equity - Other (continued)
Safeway Inc			Option One Mortgage Loan Trust (continued)
4.12%, 3/27/2009 (b)(f)	$ 1,950 $	1,878	3.71%, 3/25/2037 (f)	$ 4,325 $	625

		2,855	Residential Asset Securities Corp

			3.46%, 5/25/2035 (f)	29	29
Forestry (0.05%)
			3.53%, 7/25/2035 (f)	885	873
Weyerhaeuser Co
6.75%, 3/15/2012	1,440	1,239	3.41%, 9/25/2036 (f)	7,900	5,958
			Saxon Asset Securities Trust
Gas - Distribution (0.04%)			4.95%, 3/25/2035 (f)	996	713
National Fuel Gas Co			Soundview Home Equity Loan Trust
5.25%, 3/ 1/2013	350	327	3.35%, 7/25/2036 (b)(f)	2,041	2,004
Sempra Energy			Specialty Underwriting & Residential Finance
4.75%, 5/15/2009 (b)	675	666	3.77%, 2/25/2035 (f)	677	405

		993	3.49%, 3/25/2036 (b)(f)	290	281

			WAMU Asset-Backed Certificates
Home Equity - Other (2.40%)			3.43%, 5/25/2037 (f)	4,000	2,924
ACE Securities Corp			3.43%, 7/25/2047 (f)	6,850	3,445
3.47%, 9/25/2035 (b)(f)	443	440	Wells Fargo Home Equity Trust
Asset Backed Funding Certificates			3.76%, 4/25/2034 (f)	528	401

3.50%, 7/25/2035 (b)(f)	422	417			59,178

Asset Backed Securities Corp Home Equity
3.36%, 7/25/2036 (b)(f)	2,847	2,809	Home Equity - Sequential (0.32%)
Bear Stearns Asset Backed Securities Trust			BNC Mortgage Loan Trust
3.86%, 3/25/2034 (b)(f)	1,098	886	3.43%, 7/25/2037 (f)	4,405	2,724
3.53%, 9/25/2035 (b)(f)	1,809	1,783	Countrywide Asset-Backed Certificates
3.42%, 8/25/2036 (f)	7,145	4,711	5.39%, 4/25/2036	3,794	2,583
3.45%, 5/25/2037 (b)(f)	3,200	2,467	5.51%, 8/25/2036	3,209	2,271
CDC Mortgage Capital Trust			Residential Asset Securities Corp
4.11%, 6/25/2034 (f)	631	520	4.70%, 10/25/2031 (b)	230	228

Countrywide Asset-Backed Certificates					7,806

6.09%, 6/25/2021 (f)	4,000	1,451	Independent Power Producer (0.12%)
First NLC Trust			NRG Energy Inc
3.59%, 5/25/2035 (f)	559	455	7.25%, 2/ 1/2014	3,290	2,879
3.56%, 9/25/2035 (f)	3,595	3,442
GMAC Mortgage Corp Loan Trust			Insurance Brokers (0.10%)
5.75%, 10/25/2036	4,850	3,899	Willis North America Inc
5.81%, 10/25/2036	1,825	1,023	6.20%, 3/28/2017	3,555	2,591
6.05%, 12/25/2037 (f)	3,820	1,943
GSAA Trust			Investment Companies (0.09%)
3.40%, 4/25/2047 (f)	8,765	5,497	Xstrata Finance Dubai Ltd
HSI Asset Securitization Corp Trust			3.15%, 11/13/2009 (b)(c)(f)	2,150	2,111
3.40%, 1/25/2037 (f)	6,548	4,428
Indymac Residential Asset Backed Trust			Investment Management & Advisory Services (0.10%)
3.50%, 8/25/2035 (f)	454	447	Ameriprise Financial Inc
JP Morgan Mortgage Acquisition Corp			5.35%, 11/15/2010	55	51
3.52%, 7/25/2035 (f)	1,411	1,391	7.52%, 6/ 1/2066 (f)	4,720	2,356

3.41%, 8/25/2036 (f)	1,850	1,345			2,407

Morgan Stanley ABS Capital I			Life & Health Insurance (0.75%)
4.13%, 12/25/2034 (f)	1,500	1,070	Hartford Life Global Funding Trusts
New Century Home Equity Loan Trust			2.99%, 9/15/2009 (b)(f)	3,475	3,192
3.55%, 3/25/2035 (f)	85	65	Lincoln National Corp
Option One Mortgage Loan Trust			4.32%, 4/ 6/2009 (b)(f)	4,200	4,175
4.31%, 5/25/2034 (f)	1,224	984	5.65%, 8/27/2012	865	818
4.26%, 2/25/2035 (f)	222	47	6.05%, 4/20/2067 (f)	1,345	619

See accompanying notes		240

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Life & Health Insurance (continued)			Medical - HMO (continued)
New York Life Global Funding			WellPoint Inc
4.65%, 5/ 9/2013 (c)	$ 3,125 $	2,929	5.85%, 1/15/2036	$ 2,605 $	1,622

Pacific Life Global Funding					25,085

3.43%, 6/22/2011 (c)(f)	2,500	2,495
			Medical - Hospitals (0.16%)
StanCorp Financial Group Inc
6.88%, 10/ 1/2012	1,065	1,056	Community Health Systems Inc
			8.88%, 7/15/2015	2,210	1,851
Stingray Pass-Through Trust
5.90%, 1/12/2015 (c)(g)	3,000	360	HCA Inc
			6.75%, 7/15/2013	1,200	768
Sun Life Financial Global Funding LP
4.46%, 7/ 6/2010 (b)(c)(f)	1,750	1,729	9.25%, 11/15/2016	1,480	1,258

Unum Group					3,877

5.86%, 5/15/2009	1,050	1,033	Medical - Outpatient & Home Medical Care (0.09%)

		18,406	Select Medical Corp

Machinery - General Industry (0.01%)			7.63%, 2/ 1/2015	3,665	2,291
Manitowoc Co Inc/The
7.13%, 11/ 1/2013	5	4	Medical - Wholesale Drug Distribution (0.23%)
			AmerisourceBergen Corp
Stewart & Stevenson LLC			5.63%, 9/15/2012	2,175	1,967
10.00%, 7/15/2014	475	356

			Cardinal Health Inc
		360	4.32%, 10/ 2/2009 (b)(f)	3,800	3,747

Machinery - Material Handling (0.04%)					5,714

Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013	1,100	919	Medical Instruments (0.12%)
			Boston Scientific Corp
Medical - Drugs (0.24%)			6.00%, 6/15/2011	1,515	1,356
Elan Finance PLC/Elan Finance Corp			6.40%, 6/15/2016	1,841	1,519

6.94%, 12/ 1/2013 (f)	2,570	1,581			2,875

Schering-Plough Corp			Medical Laboratory & Testing Service (0.02%)
5.55%, 12/ 1/2013 (f)	4,625	4,386	Quest Diagnostics Inc

		5,967	6.40%, 7/ 1/2017	595	484

Medical - HMO (1.02%)
Aetna Inc			Medical Products (0.12%)
6.50%, 9/15/2018	1,530	1,311	Angiotech Pharmaceuticals Inc
6.75%, 12/15/2037	3,740	2,657	6.56%, 12/ 1/2013 (f)	1,800	1,098
			Hospira Inc
Centene Corp			4.24%, 3/30/2010 (b)(f)	2,000	1,947

7.25%, 4/ 1/2014	750	604
Cigna Corp					3,045

7.00%, 1/15/2011	175	171	Metal - Diversified (0.12%)
6.35%, 3/15/2018	1,000	817	Falconbridge Ltd
Coventry Health Care Inc			7.35%, 6/ 5/2012	500	480
5.88%, 1/15/2012	3,042	2,463	5.38%, 6/ 1/2015	640	495
6.30%, 8/15/2014	2,500	1,759	Freeport-McMoRan Copper & Gold Inc
5.95%, 3/15/2017	1,725	1,113	8.25%, 4/ 1/2015	1,280	1,024
Health Net Inc			8.38%, 4/ 1/2017	445	349
6.38%, 6/ 1/2017	2,390	1,506	Xstrata Canada Corp
Humana Inc			7.25%, 7/15/2012	630	601

6.45%, 6/ 1/2016	325	247			2,949

7.20%, 6/15/2018	6,035	4,822	Miscellaneous Manufacturers (0.02%)
UnitedHealth Group Inc			Trimas Corp
5.50%, 11/15/2012	3,300	2,915	9.88%, 6/15/2012	700	385
4.88%, 2/15/2013	2,355	2,197
6.88%, 2/15/2038	1,235	881

See accompanying notes

241

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Money Center Banks (0.22%)			Mortgage Backed Securities (continued)
Comerica Capital Trust II			Bella Vista Mortgage Trust (continued)
6.58%, 2/20/2037	$ 2,705 $	888	4.53%, 5/20/2045 (f)	$ 794 $	525
Rabobank Capital Funding Trust			Chase Mortgage Finance Corp
5.25%, 12/29/2049 (c)(f)	2,580	1,674	5.44%, 3/25/2037 (f)	9,682	7,181
Unicredit Luxembourg Finance SA			Citigroup Commercial Mortgage Trust
6.00%, 10/31/2017 (c)	3,600	2,775	0.52%, 10/15/2049 (f)	68,833	1,333

		5,337	Citigroup/Deutsche Bank Commercial

			Mortgage Trust
Mortgage Backed Securities (20.17%)			0.43%, 10/15/2048 (f)	110,111	1,879
ACT Depositors Corp			0.06%, 12/11/2049 (c)(f)	120,761	764
4.86%, 9/22/2041 (f)(g)	5,886	1,766	0.34%, 12/11/2049 (f)	94,952	1,242
Adjustable Rate Mortgage Trust
3.83%, 2/25/2035 (f)	382	264	0.38%, 12/11/2049 (c)(f)	227,600	3,919
3.54%, 6/25/2035 (f)	1,662	1,093	Commercial Mortgage Loan Trust
			6.22%, 9/10/2017 (f)	5,260	4,038
5.07%, 11/25/2035 (f)	1,600	1,201	Commercial Mortgage Pass Through Certificates
3.53%, 8/25/2036 (f)	6,040	1,778	5.22%, 5/10/2043 (f)	2,000	1,198
Banc of America Commercial Mortgage Inc			0.07%, 12/10/2046 (c)(f)	61,182	534
0.25%, 7/10/2042	258,939	1,985	5.25%, 12/10/2046	3,500	3,102
0.12%, 7/10/2043 (c)(f)	158,313	1,396	Countrywide Alternative Loan Trust
4.97%, 7/10/2043	1,890	1,101	3.48%, 5/25/2035 (f)	26	15
5.93%, 5/10/2045 (f)	4,225	3,359	4.16%, 7/20/2035 (f)	1,030	505
5.33%, 9/10/2045	4,775	4,399	3.68%, 12/25/2035 (f)	4,142	2,218
5.31%, 10/10/2045 (f)	3,920	3,499	3.54%, 6/25/2036 (f)	6,462	1,627
5.68%, 7/10/2046 (f)	3,750	2,390	Countrywide Asset-Backed Certificates
5.45%, 1/15/2049	5,750	4,253	3.54%, 11/25/2035 (f)	639	609
5.67%, 1/15/2049 (c)(f)	1,335	433	3.53%, 1/25/2036 (b)(f)	4,516	4,091
5.87%, 4/10/2049 (f)	9,250	7,007	Countrywide Home Loan Mortgage Pass
5.84%, 6/10/2049 (f)	14,850	11,114	Through Trust
5.84%, 6/10/2049 (f)	800	484	4.59%, 12/19/2033 (f)	1,000	897
5.49%, 2/10/2051	13,000	9,486	3.46%, 4/25/2046 (f)	6,637	3,421
5.94%, 2/10/2051 (f)	8,000	6,008	3.56%, 4/25/2046 (f)	9,529	3,825
Banc of America Funding Corp			Credit Suisse Mortgage Capital Certificates
4.36%, 7/20/2036 (b)(f)	950	863	6.02%, 6/15/2038 (f)	2,990	2,385
4.56%, 7/20/2036 (f)	7,116	1,902	5.91%, 6/15/2039 (f)	3,600	2,713
3.44%, 4/25/2037 (f)	3,200	1,433	0.57%, 9/15/2039	72,122	1,598
Banc of America Mortgage Securities Inc			5.47%, 9/15/2039	2,700	2,036
4.11%, 6/25/2034 (b)(f)	3,513	3,378	5.54%, 9/15/2039 (f)	6,000	3,557
Bear Stearns Adjustable Rate Mortgage Trust			6.00%, 9/15/2039 (f)	8,450	4,605
4.06%, 6/25/2034 (f)	855	847	0.09%, 12/15/2039	20,136	245
4.74%, 8/25/2035 (f)	1,580	1,176	0.67%, 12/15/2039 (f)	90,799	2,235
Bear Stearns Alt-A Trust			5.38%, 2/15/2040 (f)	7,650	5,661
3.54%, 7/25/2035 (f)	409	166	5.42%, 2/15/2040	4,000	2,543
3.42%, 11/25/2036 (f)	1,051	505	5.69%, 9/15/2040 (f)	5,300	3,942
3.43%, 4/25/2037 (f)	834	396	5.87%, 9/15/2040	12,150	7,386
Bear Stearns Asset Backed Securities Trust			6.43%, 2/15/2041 (c)(f)	2,800	1,734
3.49%, 4/25/2036 (f)	2,993	2,044	CS First Boston Mortgage Securities Corp
Bear Stearns Commercial Mortgage Securities			1.09%, 3/15/2036 (c)(f)	8,453	120
0.47%, 5/11/2039 (c)(f)	5,702	66	0.23%, 5/15/2036 (c)(f)	10,583	72
Bear Stearns Mortgage Funding Trust			0.49%, 7/15/2036 (c)(f)	9,619	143
3.47%, 7/25/2036 (f)	8,600	5,373
			5.11%, 7/15/2036 (f)	2,450	2,043
Bella Vista Mortgage Trust
4.05%, 1/22/2045 (f)	1,433	878	0.19%, 11/15/2037 (c)(f)	22,291	342

See accompanying notes

242

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
CS First Boston Mortgage Securities Corp			GS Mortgage Securities Corp II (continued)
(continued)			5.99%, 8/10/2045 (f)	$ 3,765 $	2,313
7.73%, 9/15/2041 (f)	$ 470 $	472	GSR Mortgage Loan Trust
CW Capital Cobalt Ltd			3.44%, 12/25/2035 (f)	589	571
6.02%, 7/15/2017 (f)	2,570	1,572	3.52%, 8/25/2046 (f)	4,254	1,022
5.17%, 8/15/2048	5,220	4,728	Harborview Mortgage Loan Trust
Fannie Mae			4.52%, 5/19/2047 (f)	6,883	2,636
1.29%, 10/25/2011 (f)(g)	100,793	2,643	Impac CMB Trust
3.56%, 2/25/2018 (f)	738	740	4.26%, 10/25/2033 (f)	269	190
3.51%, 11/25/2022 (f)	996	975	4.02%, 1/25/2035 (f)	509	348
3.46%, 1/25/2023 (f)	1,261	1,231	3.57%, 4/25/2035 (f)	511	218
3.56%, 2/25/2032 (f)	1,746	1,725	3.69%, 4/25/2035 (f)	398	137
3.51%, 3/25/2035 (f)	849	828	3.56%, 8/25/2035 (f)	660	289
6.50%, 2/25/2047	1,910	1,965	3.77%, 8/25/2035 (f)	1,956	688
Fannie Mae Whole Loan			3.51%, 4/25/2037 (f)	4,539	2,748
3.46%, 5/25/2035 (f)	1,815	1,702	Impac Secured Assets CMN Owner Trust
First Union National Bank Commercial			3.42%, 3/25/2037 (f)	4,000	1,395
Mortgage Securities Inc			Indymac Index Mortgage Loan Trust
8.09%, 5/17/2032	700	702	3.86%, 4/25/2034 (f)	246	191
6.14%, 2/12/2034	150	143	3.49%, 4/25/2035 (f)	676	385
Freddie Mac			3.59%, 4/25/2035 (f)	438	184
4.89%, 6/15/2018 (f)	955	939
			3.52%, 6/25/2035 (f)	5,614	3,617
5.04%, 6/15/2023 (f)	1,375	1,337
			5.23%, 7/25/2035 (f)	5,964	1,910
4.99%, 7/15/2023 (f)	9,535	9,119
			3.56%, 8/25/2035 (f)	1,121	644
4.94%, 2/15/2030 (f)	829	833
			3.44%, 1/25/2037 (f)	3,744	1,097
4.94%, 5/15/2030 (f)	710	691
			3.50%, 6/25/2037 (f)	6,737	4,103
5.50%, 9/15/2031 (f)	5,025	4,950
			JP Morgan Alternative Loan Trust
GE Capital Commercial Mortgage Corp			3.41%, 3/25/2037 (f)	7,458	2,927
0.23%, 5/10/2014	161,245	1,385
			JP Morgan Chase Commercial Mortgage
5.61%, 4/10/2017 (f)	7,360	4,459	Securities Corp
0.56%, 3/10/2040 (c)(f)	16,105	203	0.45%, 10/12/2035 (c)(f)	23,406	653
Ginnie Mae			5.02%, 1/12/2037	755	515
4.51%, 10/16/2028 (f)	2,949	2,947	5.29%, 9/12/2037 (f)	1,300	760
3.96%, 6/16/2031	3,654	3,611	0.54%, 10/12/2037 (c)(f)	37,508	1,238
1.08%, 2/16/2047 (f)	29,535	1,348	1.10%, 1/12/2039 (c)(f)	8,811	174
0.82%, 3/16/2047 (f)	25,792	1,247	5.63%, 6/12/2041 (f)	4,005	2,892
GMAC Commercial Mortgage Securities Inc			0.25%, 1/15/2042 (c)(f)	24,795	304
0.79%, 3/10/2038 (c)(f)	7,909	140	5.59%, 5/12/2045 (f)	2,765	1,745
Greenpoint Mortgage Funding Trust			5.44%, 5/15/2045 (f)	4,825	3,004
3.53%, 6/25/2045 (f)	677	272
3.56%, 6/25/2045 (f)	594	286	5.62%, 5/15/2045 (f)	1,350	646
Greenwich Capital Commercial Funding Corp			5.30%, 5/15/2047 (f)	5,255	4,644
5.48%, 2/10/2017	2,443	1,471	6.01%, 6/15/2049 (f)	7,765	4,755
0.27%, 6/10/2036 (c)(f)	90,594	571	6.20%, 2/12/2051 (c)	3,005	1,431
6.11%, 7/10/2038 (f)	3,320	2,181	6.30%, 2/12/2051 (f)	4,000	2,220
0.32%, 3/10/2039 (c)(f)	67,690	1,019	0.63%, 2/15/2051 (f)	119,815	2,396
5.51%, 3/10/2039	3,775	2,037	5.88%, 2/15/2051	4,655	3,486
5.74%, 12/10/2049	3,300	2,458	JP Morgan Mortgage Trust
GS Mortgage Securities Corp II			5.30%, 7/25/2035	2,080	1,788
0.67%, 11/10/2039 (c)	37,822	1,055	4.95%, 11/25/2035 (f)	6,840	5,275
5.56%, 11/10/2039 (f)	7,190	5,543	5.30%, 4/25/2036 (b)(f)	1,025	1,009
5.99%, 8/10/2045 (f)	17,700	13,313	5.82%, 6/25/2036 (f)	1,825	1,149

See accompanying notes		243

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust (continued)			Morgan Stanley Capital I (continued)
5.96%, 6/25/2036 (f)	$ 1,193 $	1,031	0.94%, 1/13/2041 (c)(f)	$ 5,142 $	128
5.95%, 8/25/2036 (f)	8,600	6,093	3.49%, 5/24/2043 (c)(f)	4,600	4,111
6.00%, 8/25/2036 (b)(f)	2,607	2,343	0.06%, 12/15/2043 (c)(f)	43,485	419
5.56%, 10/25/2036 (f)	9,732	6,377	5.36%, 3/15/2044 (f)	11,700	8,580
5.70%, 4/25/2037 (f)	2,900	2,001	3.64%, 8/25/2046 (f)(g)	5,500	1,375
5.70%, 4/25/2037 (f)	2,895	2,042	5.81%, 4/12/2049 (f)	4,365	3,267
LB-UBS Commercial Mortgage Trust			5.81%, 4/12/2049	3,800	1,742
4.90%, 6/15/2026	19	19	Morgan Stanley Dean Witter Capital I
6.37%, 12/15/2028	400	387	6.54%, 2/15/2031	10	9
5.74%, 6/15/2032	2,974	2,854	0.73%, 4/15/2034 (c)(f)	2,909	7
0.59%, 3/15/2034 (c)(f)	48,517	130	Nomura Asset Acceptance Corp
0.45%, 3/15/2036 (c)(f)	5,951	137	3.61%, 2/25/2035 (f)	218	137
1.05%, 3/15/2036 (c)(f)	3,772	83	Residential Accredit Loans Inc
0.65%, 8/15/2036 (c)(f)	9,308	95	3.41%, 2/25/2037 (f)	3,111	1,534
5.41%, 9/15/2039 (f)	1,200	744	3.45%, 7/25/2037 (f)	9,136	5,552
0.49%, 2/15/2040 (f)	14,853	326	Sequoia Mortgage Trust
			3.38%, 2/20/2034 (f)	2,616	2,170
5.46%, 2/15/2040 (f)	200	120
			4.51%, 2/20/2035 (f)	647	493
5.48%, 2/15/2040	3,400	1,841
			Structured Adjustable Rate Mortgage Loan Trust
5.49%, 2/15/2040 (f)	1,505	901	4.66%, 7/25/2034 (f)	2,001	1,862
5.56%, 2/15/2040 (f)	4,300	2,314	3.96%, 8/25/2034 (f)	3,051	1,317
0.21%, 7/15/2040 (c)	71,756	1,116	3.51%, 3/25/2035 (f)	35	29
5.86%, 7/15/2040 (f)	10,399	7,840	5.25%, 12/25/2035	1,847	1,276
6.45%, 7/17/2040 (f)	3,540	1,712	5.25%, 2/25/2036 (f)	2,415	1,970
6.32%, 4/15/2041 (f)	3,820	2,088	3.45%, 7/25/2037 (f)	7,434	4,030
5.87%, 9/15/2045 (f)	4,250	3,193	Structured Asset Mortgage Investments Inc
6.46%, 9/15/2045 (f)	2,780	1,352	3.56%, 5/25/2045 (f)	670	351
Lehman XS Trust			3.57%, 9/25/2045 (f)	837	500
3.48%, 6/25/2047 (f)	9,938	5,631	Structured Asset Securities Corp
Luminent Mortgage Trust			5.50%, 6/25/2036 (f)	5,000	2,665
3.45%, 5/25/2046 (f)	2,735	1,543	Wachovia Bank Commercial Mortgage Trust
Merrill Lynch Alternative Note Asset Trust			0.34%, 11/15/2035 (c)	53,860	444
3.47%, 4/25/2037 (f)	8,225	3,112	0.42%, 10/15/2041 (c)(f)	51,155	507
Merrill Lynch Mortgage Investors Inc			0.25%, 3/15/2042 (c)(f)	86,473	636
3.61%, 8/25/2036 (f)	349	158
			5.25%, 12/15/2043	3,550	3,082
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	4,170	2,686	5.34%, 12/15/2043 (f)	10,000	7,269
5.80%, 5/12/2039 (f)	4,065	3,808	5.48%, 12/15/2043	1,115	510
0.46%, 2/12/2042 (f)	17,707	166	5.60%, 12/15/2043	2,960	946
Merrill Lynch/Countrywide Commercial			4.52%, 5/15/2044	3,665	3,447
Mortgage Trust			5.88%, 3/15/2045 (f)	1,569	806
5.46%, 7/12/2046 (f)	3,995	2,483	5.80%, 7/15/2045	5,000	3,212
0.54%, 8/12/2048 (f)	40,789	1,082	5.82%, 5/15/2046 (f)	4,000	2,406
6.16%, 8/12/2049 (f)	10,500	8,014	WAMU Commercial Mortgage Securities Trust
0.12%, 12/12/2049 (c)(f)	36,774	389	3.83%, 1/25/2035 (c)	1,087	1,025
0.63%, 12/12/2049 (f)	128,824	3,104	WaMu Mortgage Pass Through Certificates
5.11%, 12/12/2049 (f)	4,085	3,684	3.90%, 12/25/2027 (f)	5,070	4,424
5.39%, 12/12/2049 (c)(f)	2,400	1,123	3.80%, 6/25/2034 (f)	1,345	1,302
Morgan Stanley Capital I			4.68%, 5/25/2035 (f)	945	804
7.11%, 4/15/2033	86	86	5.69%, 6/25/2037 (f)	2,205	1,537
0.41%, 4/14/2040 (c)(f)	15,288	173	4.23%, 7/25/2044 (f)	535	500

See accompanying notes		244

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Multimedia (continued)
WaMu Mortgage Pass Through Certificates			Vivendi (continued)
(continued)			6.63%, 4/ 4/2018 (c)	$ 4,795 $	4,086

3.57%, 1/25/2045 (f)	$ 485 $	307			20,917

3.63%, 1/25/2045 (f)	914	400
3.66%, 1/25/2045 (f)	7,810	4,251	Music (0.05%)
			WMG Acquisition Corp
3.79%, 1/25/2045 (f)	1,927	503	7.38%, 4/15/2014	1,200	744
3.49%, 4/25/2045 (f)	367	219	WMG Holdings Corp
3.53%, 4/25/2045 (f)	367	191	9.50%, 12/15/2014 (a)(f)	1,390	598

3.55%, 7/25/2045 (f)	817	502			1,342

3.51%, 11/25/2045 (b)(f)	951	877
3.64%, 11/25/2045 (b)(f)	4,259	3,969	Mutual Insurance (0.07%)
			Liberty Mutual Group Inc
3.48%, 8/25/2046 (f)	2,483	1,912	7.00%, 3/15/2037 (c)(f)	2,000	1,078
Washington Mutual Alternative Mortgage			10.75%, 6/15/2058 (c)(f)	1,405	738

Pass-Through Certificates
3.44%, 1/25/2047 (f)	5,330	1,938			1,816

Wells Fargo Mortgage Backed Securities Trust			Non-Hazardous Waste Disposal (0.17%)
3.56%, 1/25/2034 (b)(f)	965	942	Allied Waste North America Inc
4.99%, 10/25/2035 (f)	1,546	1,348	5.75%, 2/15/2011	315	290

		496,985	7.88%, 4/15/2013	1,750	1,628

Multi-Line Insurance (0.51%)			Oakmont Asset Trust
Allstate Corp/The			4.51%, 12/22/2008 (b)(c)	1,600	1,602
6.13%, 5/15/2037 (f)	1,400	782	Waste Management Inc
AXA SA			5.00%, 3/15/2014	10	9
6.46%, 12/31/2049 (c)(f)	910	499	WCA Waste Corp
CNA Financial Corp			9.25%, 6/15/2014	825	676

6.00%, 8/15/2011	1,875	1,738			4,205

Genworth Financial Inc			Office Automation & Equipment (0.08%)
6.15%, 11/15/2066 (f)	2,650	620	Xerox Corp
ING Groep NV			5.50%, 5/15/2012	1,895	1,473
5.78%, 12/ 8/2035	3,125	1,719	6.40%, 3/15/2016	775	550

Metropolitan Life Global Funding I					2,023

2.97%, 3/17/2009 (b)(c)(f)	1,625	1,577
2.85%, 5/17/2010 (b)(c)(f)	5,750	5,094	Office Furnishings - Original (0.05%)
XL Capital Ltd			Steelcase Inc
6.50%, 12/31/2049 (f)	1,885	528	6.50%, 8/15/2011	1,290	1,349

		12,557

			Oil - Field Services (0.09%)
Multimedia (0.85%)			Halliburton Co
News America Inc			5.50%, 10/15/2010	1,655	1,662
6.65%, 11/15/2037	2,310	1,830	Key Energy Services Inc
Quebecor Media Inc			8.38%, 12/ 1/2014	700	518

7.75%, 3/15/2016	750	519			2,180

Thomson Reuters Corp
5.95%, 7/15/2013	1,780	1,615	Oil Company - Exploration & Production (0.97%)
Time Warner Inc			Canadian Natural Resources Ltd
3.03%, 11/13/2009 (b)(f)	3,200	3,008	5.15%, 2/ 1/2013	2,015	1,823
Viacom Inc			Canadian Oil Sands Ltd
3.17%, 6/16/2009 (b)(f)	3,650	3,451	4.80%, 8/10/2009 (c)	1,700	1,685
5.75%, 4/30/2011	665	595	Chesapeake Energy Corp
			7.63%, 7/15/2013	2,780	2,363
6.25%, 4/30/2016	5,500	4,435
			7.25%, 12/15/2018	1,380	1,042
Vivendi
5.75%, 4/ 4/2013 (c)	1,500	1,378	Citic Resources Finance Ltd
			6.75%, 5/15/2014 (c)	1,250	650

See accompanying notes		245

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Exploration & Production			Paper & Related Products (0.06%)
(continued)			Rock-Tenn Co
Compton Petroleum Finance Corp			9.25%, 3/15/2016 (c)	$ 1,565 $	1,377
7.63%, 12/ 1/2013	$ 650 $	377
EnCana Corp			Pharmacy Services (0.26%)
6.30%, 11/ 1/2011	175	171	Medco Health Solutions Inc
Husky Oil Co			7.25%, 8/15/2013	1,450	1,387
7.55%, 11/15/2016	325	289	7.13%, 3/15/2018	4,185	3,504
KCS Energy Inc			Omnicare Inc
7.13%, 4/ 1/2012	600	429	6.75%, 12/15/2013	250	207
Marathon Oil Canada Corp			6.88%, 12/15/2015	1,600	1,232

8.38%, 5/ 1/2012	1,530	1,535			6,330

Nexen Inc
5.05%, 11/20/2013	1,960	1,741	Physician Practice Management (0.07%)
7.88%, 3/15/2032	500	406	US Oncology Inc
6.40%, 5/15/2037	1,675	1,143	8.33%, 3/15/2012 (f)	322	225
PetroHawk Energy Corp			9.00%, 8/15/2012	1,900	1,577

9.13%, 7/15/2013	2,650	2,041			1,802

7.88%, 6/ 1/2015 (c)	805	545	Pipelines (0.97%)
Petroleum Development Corp			Atlas Pipeline Partners LP
12.00%, 2/15/2018	1,665	1,282	8.75%, 6/15/2018 (c)	1,450	979
Pioneer Natural Resources Co			Copano Energy LLC / Copano Energy Finance
6.65%, 3/15/2017	4,745	3,574	Corp
Plains Exploration & Production Co			8.13%, 3/ 1/2016	760	559
7.75%, 6/15/2015	1,300	949	7.75%, 6/ 1/2018 (c)	405	279
Southwestern Energy Co			Enbridge Energy Partners LP
7.50%, 2/ 1/2018 (c)	890	730	4.00%, 1/15/2009 (b)	388	387
Swift Energy Co			Holly Energy Partners LP
7.63%, 7/15/2011	565	477	6.25%, 3/ 1/2015	1,000	680
7.13%, 6/ 1/2017	1,090	759	MarkWest Energy Partners LP / MarkWest

		24,011	Energy Finance Corp

			8.50%, 7/15/2016	1,000	735
Oil Company - Integrated (0.17%)			8.75%, 4/15/2018	2,440	1,757
ConocoPhillips Holding Co
6.95%, 4/15/2029	100	87	NGPL PipeCo LLC
			6.51%, 12/15/2012 (c)	3,500	3,255
Petrobras International Finance Co
8.38%, 12/10/2018	600	568	7.12%, 12/15/2017 (c)	2,800	2,284
Petronas Capital Ltd			Pacific Energy Partners LP / Pacific Energy
			Finance Corp
7.88%, 5/22/2022 (c)	545	466	6.25%, 9/15/2015	4,500	3,445
Suncor Energy Inc			Rockies Express Pipeline LLC
6.10%, 6/ 1/2018	3,915	3,104	5.10%, 8/20/2009 (b)(c)(f)	2,260	2,261

		4,225	Southern Natural Gas Co

Oil Field Machinery & Equipment (0.02%)			8.00%, 3/ 1/2032	962	743
Cameron International Corp			Targa Resources Partners LP
6.38%, 7/15/2018	725	600	8.25%, 7/ 1/2016 (c)	1,105	685
			TEPPCO Partners LP
Oil Refining & Marketing (0.33%)			7.63%, 2/15/2012	1,080	1,048
Premcor Refining Group Inc/The			Transcontinental Gas Pipe Line Corp
6.75%, 2/ 1/2011	1,675	1,684	7.00%, 8/15/2011	4,385	4,228
Tesoro Corp			Transportadora de Gas del Sur SA
6.25%, 11/ 1/2012	1,020	780	7.88%, 5/14/2017 (c)	1,384	567

Valero Energy Corp					23,892

6.63%, 6/15/2037	7,940	5,641

		8,105

See accompanying notes

246

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Printing - Commercial (0.04%)			Regional Banks (1.55%)
Cadmus Communications Corp			BAC Capital Trust XIII
8.38%, 6/15/2014	$ 750 $	482	3.22%, 3/15/2043 (f)	$ 3,640 $	1,313
Sheridan Group Inc/The			BAC Capital Trust XIV
10.25%, 8/15/2011	650	539	5.63%, 3/15/2043 (f)	2,385	1,121

		1,021	Capital One Financial Corp

			3.10%, 9/10/2009 (b)(f)	3,500	3,246
Private Corrections (0.10%)
			5.70%, 9/15/2011	1,570	1,382
Corrections Corp of America
7.50%, 5/ 1/2011	2,690	2,542	First Union Institutional Capital I
			8.04%, 12/ 1/2026	1,000	748
Property & Casualty Insurance (0.13%)			Keycorp
Crum & Forster Holdings Corp			3.36%, 5/26/2009 (b)(f)	3,000	2,945
7.75%, 5/ 1/2017	1,000	695	6.50%, 5/14/2013	1,665	1,466
Markel Corp			PNC Financial Services Group Inc
7.35%, 8/15/2034	135	98	8.25%, 5/29/2049 (f)	6,190	5,104
Travelers Cos Inc/The			PNC Funding Corp
6.25%, 3/15/2067 (f)	1,730	1,031	3.56%, 1/31/2012 (f)	4,625	3,748
WR Berkley Corp			PNC Preferred Funding Trust I
6.25%, 2/15/2037	1,820	1,294	8.70%, 2/28/2049 (c)(f)	2,400	1,936

		3,118	SunTrust Preferred Capital I

			5.85%, 12/31/2049 (f)	1,580	871
Publishing - Newspapers (0.01%)			Wachovia Corp
Block Communications Inc			5.63%, 12/15/2008 (b)	865	859
8.25%, 12/15/2015 (c)	350	259	6.38%, 2/ 1/2009 (b)	365	362
			Wells Fargo & Co
Publishing - Periodicals (0.06%)			3.03%, 8/20/2010 (b)(f)	640	636
Dex Media West LLC/Dex Media West			Wells Fargo Bank NA
Finance Co
9.88%, 8/15/2013	500	187	5.75%, 5/16/2016	2,755	2,469
Idearc Inc			Wells Fargo Capital XIII
8.00%, 11/15/2016	1,200	167	7.70%, 12/29/2049 (f)	8,935	7,305
Nielsen Finance LLC / Nielsen Finance Co			Wells Fargo Capital XV
10.00%, 8/ 1/2014	1,415	1,026	9.75%, 12/29/2049 (f)	2,820	2,735

		1,380			38,246

Quarrying (0.20%)			Reinsurance (0.24%)
Compass Minerals International Inc			Endurance Specialty Holdings Ltd
12.00%, 6/ 1/2013 (a)(f)	551	570	7.00%, 7/15/2034	3,350	2,149
Vulcan Materials Co			PartnerRe Finance II
4.07%, 12/15/2010 (f)	4,325	4,293	6.44%, 12/ 1/2066 (f)	1,320	694

		4,863	Platinum Underwriters Finance Inc

			7.50%, 6/ 1/2017	3,170	2,983

Radio (0.03%)					5,826

Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/ 1/2014	1,000	680	REITS - Apartments (0.01%)
			UDR Inc
Real Estate Operator & Developer (0.11%)			6.50%, 6/15/2009	395	337
Duke Realty LP
5.63%, 8/15/2011	980	853	REITS - Healthcare (0.33%)
Regency Centers LP			HCP Inc
8.45%, 9/ 1/2010	940	955	5.65%, 12/15/2013	2,900	2,448
5.88%, 6/15/2017	1,235	941	6.00%, 1/30/2017	600	426

		2,749	Nationwide Health Properties Inc

			6.50%, 7/15/2011	585	528
			6.25%, 2/ 1/2013	5,700	4,616

					8,018

See accompanying notes

247

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Hotels (0.14%)			Retail - Automobile (0.02%)
Hospitality Properties Trust			Penske Auto Group Inc
5.13%, 2/15/2015	$ 825 $	603	7.75%, 12/15/2016	$ 1,150 $	549
6.30%, 6/15/2016	2,795	2,059
6.70%, 1/15/2018	1,005	736	Retail - Consumer Electronics (0.08%)

		3,398	Best Buy Co Inc

			6.75%, 7/15/2013 (c)	2,190	2,062
REITS - Mortgage (0.19%)
iStar Financial Inc			Retail - Discount (0.08%)
3.16%, 9/15/2009 (f)	2,425	1,370	Target Corp
3.16%, 3/ 9/2010 (f)	3,425	1,918	5.38%, 6/15/2009	80	80
5.85%, 3/15/2017	3,500	1,330	Wal-Mart Stores Inc

		4,618	6.50%, 8/15/2037	2,240	2,011

					2,091

REITS - Office Property (0.21%)
Brandywine Operating Partnership LP			Retail - Drug Store (0.17%)
5.63%, 12/15/2010	2,325	2,022	CVS/Caremark Corp
5.70%, 5/ 1/2017	1,945	1,133	3.11%, 6/ 1/2010 (b)(f)	4,710	4,256
Highwoods Properties Inc
5.85%, 3/15/2017	1,245	800	Retail - Restaurants (0.08%)
HRPT Properties Trust			Darden Restaurants Inc
3.42%, 3/16/2011 (f)	1,408	1,284	6.20%, 10/15/2017	1,690	1,225

		5,239	Landry's Restaurants Inc

			9.50%, 12/15/2014	700	627

REITS - Regional Malls (0.15%)					1,852

Simon Property Group LP
4.60%, 6/15/2010	375	347	Rubber - Tires (0.07%)
5.30%, 5/30/2013	1,985	1,638	Goodyear Tire & Rubber Co/The
6.13%, 5/30/2018	2,245	1,599	6.68%, 12/ 1/2009 (f)	840	770

		3,584	8.63%, 12/ 1/2011	1,000	845

					1,615

REITS - Shopping Centers (0.24%)
Developers Diversified Realty Corp			Satellite Telecommunications (0.16%)
5.25%, 4/15/2011	4,580	3,881	Intelsat Ltd
5.38%, 10/15/2012	2,560	1,914	6.50%, 11/ 1/2013	1,465	732

			Intelsat Subsidiary Holding Co Ltd
		5,795	8.88%, 1/15/2015 (c)	3,355	2,852

REITS - Single Tenant (0.03%)			Telesat Canada/Telesat LLC
National Retail Properties Inc			11.00%, 11/ 1/2015 (c)	580	348

6.88%, 10/15/2017	935	852			3,932

REITS - Warehouse & Industrial (0.19%)			Schools (0.03%)
Prologis			Knowledge Learning Corp Inc
3.06%, 8/24/2009 (b)(f)	4,800	4,679	7.75%, 2/ 1/2015 (c)	970	757

Rental - Auto & Equipment (0.35%)			Seismic Data Collection (0.03%)
Erac USA Finance Co			Cie Generale de Geophysique-Veritas
3.71%, 4/30/2009 (b)(c)(f)	6,350	5,875	7.50%, 5/15/2015	1,210	811

3.06%, 8/28/2009 (b)(c)(f)	1,900	1,896	Sovereign (0.05%)
7.00%, 10/15/2037 (c)	1,370	801	Mexico Government International Bond

		8,572	5.52%, 1/13/2009 (b)(f)	1,135	1,135

Retail - Apparel & Shoe (0.02%)
Phillips-Van Heusen Corp			Special Purpose Banks (0.03%)
8.13%, 5/ 1/2013	455	391	Korea Development Bank
			4.90%, 10/20/2009 (b)(f)	760	759

See accompanying notes

248

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Special Purpose Entity (0.89%)			Telecommunication Equipment (0.13%)
AGFC Capital Trust I			Lucent Technologies Inc
6.00%, 1/15/2067 (c)(f)	$ 835 $	92	5.50%, 11/15/2008	$ 1,789 $	1,753
Axcan Intermediate Holdings Inc			Nortel Networks Ltd
9.25%, 3/ 1/2015 (c)	2,000	1,700	9.00%, 7/15/2011 (f)	450	244
BAE Systems Holdings Inc			10.75%, 7/15/2016 (c)	2,165	1,142

6.40%, 12/15/2011 (c)	3,305	3,407			3,139

5.20%, 8/15/2015 (c)	3,420	3,028
			Telecommunication Services (0.21%)
Capital One Capital IV
6.75%, 2/17/2037	1,640	773	Fairpoint Communications Inc
			13.13%, 4/ 1/2018 (c)	1,440	1,015
Hawker Beechcraft Acquisition Co LLC /
Hawker Beechcraft Notes Co			MasTec Inc
8.50%, 4/ 1/2015	380	228	7.63%, 2/ 1/2017	900	720
John Hancock Global Funding II			Maxcom Telecomunicaciones SAB de CV
4.32%, 4/ 3/2009 (b)(c)(f)	2,550	2,557	11.00%, 12/15/2014	785	510
QBE Capital Funding II LP			Qwest Corp
6.80%, 6/29/2049 (c)(e)(f)	1,865	793	7.88%, 9/ 1/2011	1,000	868
Rainbow National Services LLC			Telcordia Technologies Inc
10.38%, 9/ 1/2014 (c)	2,190	1,905	8.50%, 7/15/2012 (c)(f)	2,020	1,313
Regency Energy Partners LP/Regency Energy			West Corp
Finance Corp			9.50%, 10/15/2014	1,565	853

8.38%, 12/15/2013	1,465	1,113			5,279

Santander Perpetual SA Unipersonal			Telephone - Integrated (1.88%)
6.67%, 10/24/2017 (c)(f)	1,500	1,056
			AT&T Inc
SMFG Preferred Capital USD 1 Ltd			6.15%, 9/15/2034	705	541
6.08%, 1/29/2049 (c)(f)	2,740	1,884
			6.30%, 1/15/2038	3,845	3,036
Swiss Re Capital I LP
6.85%, 5/29/2049 (c)(f)	1,925	1,054	Cincinnati Bell Inc
			8.38%, 1/15/2014	3,000	2,168
Universal City Development Partners
11.75%, 4/ 1/2010	1,000	800	Deutsche Telekom International Finance BV
			3.39%, 3/23/2009 (b)(f)	3,175	3,138
USB Realty Corp
6.09%, 12/22/2049 (c)(f)	985	463	5.25%, 7/22/2013	3,520	3,118
Williams Cos Inc Credit Linked Certificate			Koninklijke KPN NV
Trust/The			8.00%, 10/ 1/2010	1,075	1,029
6.05%, 5/ 1/2009 (b)(c)(f)	1,200	1,193	Level 3 Financing Inc

		22,046	9.25%, 11/ 1/2014	3,355	1,912

			Qwest Capital Funding Inc
Specified Purpose Acquisition (0.06%)			7.00%, 8/ 3/2009	10,245	9,733
ESI Tractebel Acquisition Corp			Qwest Communications International Inc
7.99%, 12/30/2011	1,518	1,397	7.50%, 2/15/2014	850	584
			Sprint Nextel Corp
Steel - Producers (0.19%)			4.17%, 6/28/2010 (f)	2,500	1,984
Evraz Group SA			6.00%, 12/ 1/2016	2,600	1,801
8.88%, 4/24/2013 (c)	1,400	602
			Telecom Italia Capital SA
Ispat Inland ULC			3.28%, 2/ 1/2011 (b)(f)	845	676
9.75%, 4/ 1/2014	2,225	2,181
			5.11%, 7/18/2011 (f)	2,175	1,722
Steel Dynamics Inc
7.38%, 11/ 1/2012	635	472	5.25%, 11/15/2013	2,405	1,826
7.75%, 4/15/2016 (c)	2,290	1,517	6.38%, 11/15/2033	2,610	1,569

		4,772	Telefonica Emisiones SAU

			5.98%, 6/20/2011	1,415	1,351
Steel Pipe & Tube (0.03%)			3.12%, 2/ 4/2013 (a)(e)(f)	2,075	1,555
Mueller Water Products Inc			5.86%, 2/ 4/2013 (e)	1,670	1,520
7.38%, 6/ 1/2017	1,000	655	Telefonica Europe BV
			7.75%, 9/15/2010	760	736

See accompanying notes

249

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Telephone - Integrated (continued)			Wireless Equipment (continued)
Verizon Communications Inc			Rogers Communications Inc (continued)
8.75%, 11/ 1/2018 (e)	$ 2,220 $	2,267	7.50%, 8/15/2038	$ 1,470 $	1,235

8.95%, 3/ 1/2039 (e)	2,500	2,537			7,163

Windstream Corp
8.63%, 8/ 1/2016	2,050	1,548	TOTAL BONDS	$ 1,648,956

		46,351	SENIOR FLOATING RATE INTERESTS (1.55%)

Television (0.08%)			Aerospace & Defense (0.05%)
Univision Communications Inc			Hawker Beechcraft Inc, Letter of Credit
7.85%, 7/15/2011	1,020	643	6.54%, 3/26/2014 (f)	107	68
Videotron Ltee			Hawker Beechcraft Inc, Term Loan B
6.88%, 1/15/2014	725	602	5.76%, 3/26/2014 (f)	1,829	1,155

9.13%, 4/15/2018 (c)	735	652			1,223

		1,897	Auto - Car & Light Trucks (0.09%)

			Ford Motor Co, Term Loan B
Theaters (0.08%)			0.00%, 12/15/2013 (f)	3,990	2,178
AMC Entertainment Inc
8.63%, 8/15/2012	900	756	Auto/Truck Parts & Equipment - Replacement (0.07%)
11.00%, 2/ 1/2016	575	454	Allison Transmission Inc, Term Loan B
Cinemark Inc			5.95%, 8/ 7/2014 (f)	2,435	1,628
0.00%, 3/15/2014 (a)(f)	975	819

		2,029	Cable TV (0.05%)

Tobacco (0.17%)			CSC Holdings Inc, Term Loan B
Reynolds American Inc			4.57%, 3/30/2013 (f)	1,496	1,270
7.25%, 6/ 1/2013	3,950	3,456
			Cellular Telecommunications (0.06%)
6.75%, 6/15/2017	975	732

			Alltel Holdings Corp, Term Loan B
		4,188	6.25%, 5/31/2015 (f)	1,485	1,411

Tools - Hand Held (0.13%)
Snap-On Inc			Commercial Services (0.00%)
4.95%, 1/12/2010 (b)(f)	3,200	3,163	Aramark Corp, Term Loan B
			0.00%, 1/26/2014 (f)(i)	60	50
Transport - Rail (0.07%)
CSX Transportation Inc			Data Processing & Management (0.08%)
6.25%, 1/15/2023	1,924	1,659	First Data Corporation, Term Loan B
Union Pacific Railroad Co 2003 Pass Through			5.98%, 9/24/2014 (f)	990	724
Trust			First Data Corporation, Term Loan B1
4.70%, 1/ 2/2024	178	145	6.05%, 12/24/2014 (f)	990	725

		1,804	First Data Corporation, Term Loan B2

			5.97%, 9/24/2014 (f)	743	541

Transport - Services (0.01%)
					1,990

FedEx Corp
3.50%, 4/ 1/2009 (b)	260	256	Dialysis Centers (0.07%)
			Davita Inc, Term Loan B
Water (0.11%)			0.00%, 10/ 5/2012 (f)(i)	1,900	1,640
Veolia Environnement
5.25%, 6/ 3/2013	3,000	2,713	Electric - Integrated (0.14%)
			Texas Competitive Electric Holdings Company,
Wire & Cable Products (0.04%)			Term Loan B2
Coleman Cable Inc			6.30%, 8/ 7/2014 (f)	2,275	1,781
9.88%, 10/ 1/2012	1,250	891	Texas Competitive Electric Holdings Company,
			Term Loan B3
Wireless Equipment (0.29%)			6.30%, 10/10/2014 (f)	1,980	1,550

Rogers Communications Inc					3,331

6.80%, 8/15/2018	6,775	5,928

See accompanying notes

250

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Food - Confectionery (0.02%)			Telecommunication Services (0.03%)
Wrigley WM Jr Co; Term Loan B			Fairpoint Communications Inc, Term Loan B
0.00%, 9/30/2014 (f)(i)	$ 450 $	426	5.75%, 3/ 8/2015 (f)	$ 1,000 $	695

Health Care Services (0.09%)			Theaters (0.01%)
Community Health Systems Inc, Term Loan B			Cinemark USA Inc, Term Loan C
5.16%, 7/25/2014 (f)	2,809	2,268	0.00%, 3/31/2011 (f)(i)	500	358

			TOTAL SENIOR FLOATING RATE INTERESTS	$ 38,277

Machinery - General Industry (0.05%)
Manitowoc Company Inc, Term Loan B			U.S. GOVERNMENT & GOVERNMENT AGENCY
0.00%, 4/14/2014 (f)(i)	1,500	1,174	OBLIGATIONS (56.14%)
			Federal Home Loan Mortgage Corporation
			(FHLMC) (18.49%)
Medical - Hospitals (0.15%)			4.50%, 11/ 1/2023 (j)	17,475	16,590
HCA Inc, Term Loan B1			5.00%, 11/ 1/2023 (j)	7,625	7,444
6.01%, 11/18/2013 (f)	4,462	3,681
			5.00%, 11/ 1/2038 (j)	40,965	38,763
Medical Products (0.04%)			5.50%, 11/ 1/2038 (j)	93,770	91,455
Biomet Inc, Term Loan B			6.00%, 11/ 1/2038 (j)	41,555	41,477
0.00%, 3/25/2015 (f)(i)	1,200	1,032	5.50%, 1/ 1/2039 (j)	10,360	10,075
			6.00%, 1/ 1/2039 (j)	15,775	15,691
Money Center Banks (0.01%)			5.50%, 4/ 1/2009	16	16
BE Aerospace Inc, Term Loan B			5.50%, 8/ 1/2009	51	51
6.07%, 7/28/2014 (f)	399	363	4.50%, 12/ 1/2009	520	526
Physician Practice Management (0.00%)			4.50%, 4/ 1/2011	2,228	2,259
US Oncology Inc, Term Loan			7.00%, 8/ 1/2016	9	10
0.00%, 8/20/2011 (f)(i)	150	124	6.50%, 6/ 1/2017	456	468
			6.00%, 7/ 1/2017	170	171
Property & Casualty Insurance (0.04%)			5.50%, 3/ 1/2018	392	392
Asurion Corp, Term Loan B			5.00%, 5/ 1/2018	2,891	2,852
10.84%, 7/ 7/2015 (f)	1,750	1,067	5.00%, 10/ 1/2018	1,781	1,757
			5.50%, 12/ 1/2018	8	8
Publishing - Periodicals (0.01%)			5.00%, 1/ 1/2019	2,841	2,797
Nielsen Finance LLC / Nielsen Finance Corp,
Term Loan B			6.00%, 3/ 1/2022	494	497
4.80%, 8/ 9/2013 (f)	499	355	5.50%, 7/ 1/2023	7,849	7,819
			6.00%, 7/ 1/2023	1,632	1,638
Racetracks (0.17%)			5.50%, 8/ 1/2023	5,599	5,578
Penn National Gaming Inc, Term Loan B			5.50%, 6/ 1/2024	765	754
5.02%, 10/ 3/2012 (f)	4,979	4,175	5.00%, 2/ 1/2026	10,297	9,938
			6.00%, 6/ 1/2028	32	32
Retail - Building Products (0.16%)
			6.00%, 1/ 1/2029	12	12
HD Supply Inc, Term Loan B
4.37%, 8/30/2012 (f)	5,148	3,861	6.50%, 3/ 1/2029	52	53
			6.50%, 3/ 1/2029	9	9
Satellite Telecommunications (0.16%)			6.50%, 5/ 1/2029	77	78
Panamsat Corp, Term Loan B			7.00%, 12/ 1/2029	29	29
6.65%, 1/ 3/2014 (f)	2,985	2,468	7.00%, 6/ 1/2030	29	30
Telesat Canada Inc, Term Loan B			7.50%, 9/ 1/2030	14	15
6.36%, 9/ 1/2014 (f)	1,839	1,397	7.50%, 9/ 1/2030	8	9
Telesat Canada Inc, Term Loan DD			8.00%, 9/ 1/2030	128	135
6.59%, 10/31/2014 (f)	147	112	8.00%, 11/ 1/2030	-	1

		3,977	7.00%, 12/ 1/2030	36	37

			7.50%, 12/ 1/2030	3	3
			7.50%, 1/ 1/2031	52	55

See accompanying notes

251

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
6.00%, 3/ 1/2031	$ 96 $	97	4.65%, 8/ 1/2035 (f)	$ 1,387 $	1,406
7.50%, 3/ 1/2031	19	20	4.82%, 8/ 1/2035 (f)	6,469	6,466
6.00%, 4/ 1/2031	15	15	4.97%, 9/ 1/2035 (f)	4,086	4,107
6.50%, 4/ 1/2031	40	41	5.18%, 11/ 1/2035 (f)	742	743
6.50%, 6/ 1/2031	4	4	5.34%, 12/ 1/2035 (f)	1,188	1,199
7.00%, 6/ 1/2031	1	1	5.44%, 12/ 1/2035 (f)	223	224
6.50%, 9/ 1/2031	44	45	6.53%, 7/ 1/2036 (f)	4,090	4,153
7.00%, 9/ 1/2031	11	11	6.48%, 8/ 1/2036 (f)	8,044	8,249
6.00%, 12/ 1/2031	459	460	6.54%, 10/ 1/2036 (f)	1,745	1,783
6.50%, 2/ 1/2032	35	35	6.15%, 12/ 1/2036	5,685	5,802
6.50%, 2/ 1/2032	27	27	6.51%, 1/ 1/2037 (f)	3,010	3,061
7.50%, 2/ 1/2032	27	29	5.96%, 2/ 1/2037 (f)	2,356	2,385
6.50%, 5/ 1/2032	100	102	6.28%, 4/ 1/2037 (f)	2,267	2,325
6.00%, 12/ 1/2032	454	455	5.64%, 5/ 1/2037	882	885
6.00%, 2/ 1/2033	365	365	6.11%, 5/ 1/2037 (f)	1,070	1,087
5.50%, 4/ 1/2033	808	790	5.57%, 8/ 1/2037 (f)	3,234	3,270

5.50%, 5/ 1/2033	959	938			455,780

5.50%, 10/ 1/2033	747	730	Federal National Mortgage Association (FNMA) (22.68%)
5.50%, 12/ 1/2033	3,392	3,316	5.00%, 11/ 1/2023 (j)	19,960	19,511
6.00%, 12/ 1/2033	759	760	5.00%, 11/ 1/2038 (j)	100,175	94,885
5.50%, 9/ 1/2034	2,705	2,643	5.50%, 11/ 1/2038 (j)	114,070	111,432
5.50%, 2/ 1/2035	4,297	4,196	6.00%, 11/ 1/2038 (j)	54,485	54,451
6.50%, 4/ 1/2035	901	915	6.50%, 11/ 1/2038 (j)	5,365	5,437
5.00%, 7/ 1/2035	1,600	1,516	6.00%, 5/ 1/2009	3	3
5.00%, 8/ 1/2035	8,204	7,772	6.00%, 5/ 1/2009	3	3
5.00%, 10/ 1/2035	3,154	2,988	6.00%, 7/ 1/2009	24	24
6.50%, 10/ 1/2035	399	405	6.00%, 7/ 1/2009	9	9
6.00%, 8/ 1/2036	1,598	1,596	5.00%, 3/ 1/2010	409	409
6.00%, 10/ 1/2036 (f)	4,253	4,248	6.50%, 4/ 1/2010	10	11
5.00%, 6/ 1/2037	316	299	6.50%, 1/ 1/2011	6	6
5.50%, 7/ 1/2037	5,090	4,967	6.50%, 2/ 1/2011	54	56
6.00%, 8/ 1/2037	15,114	15,096	6.50%, 3/ 1/2011	78	79
6.00%, 8/ 1/2037	13,893	13,877	6.50%, 7/ 1/2016	14	14
6.00%, 12/ 1/2037 (f)	5,191	5,185	6.50%, 2/ 1/2017	60	61
6.00%, 1/ 1/2038 (f)	1,477	1,475	6.50%, 3/ 1/2017	24	25
6.50%, 2/ 1/2038 (f)	20,507	20,797	6.50%, 4/ 1/2017	21	22
5.50%, 4/ 1/2038	4,326	4,221	6.50%, 8/ 1/2017	380	390
5.50%, 4/ 1/2038	5,566	5,431	5.00%, 9/ 1/2017	759	749
5.50%, 5/ 1/2038	9,169	8,947	5.50%, 9/ 1/2017	149	149
5.50%, 5/ 1/2038	5,857	5,715	5.50%, 10/ 1/2017	255	256
6.00%, 7/ 1/2038	14,350	14,333	5.00%, 3/ 1/2018	1,240	1,222
5.50%, 8/ 1/2038	6,115	5,967	4.50%, 1/ 1/2020	2,080	1,991
5.50%, 8/ 1/2038	2,976	2,904	5.00%, 5/ 1/2020	1,010	990
4.62%, 12/ 1/2033 (f)	977	990	5.50%, 6/ 1/2020	3,902	3,898
6.11%, 1/ 1/2034 (f)	381	388	5.50%, 9/ 1/2020	3,988	3,983
5.06%, 7/ 1/2034 (f)	302	303	6.00%, 10/ 1/2021	3,317	3,344
4.54%, 8/ 1/2034 (f)	543	545	6.50%, 5/ 1/2022	36	37
5.51%, 6/ 1/2035 (f)	3,106	3,151	5.50%, 2/ 1/2023	592	583

See accompanying notes		252

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 2/ 1/2023	$ 184 $	185	4.97%, 4/ 1/2036 (f)	$ 1,107 $	1,105
4.50%, 5/ 1/2023	19,415	18,488	6.50%, 4/ 1/2036	1,470	1,491
5.50%, 6/ 1/2023	2,529	2,492	6.00%, 5/ 1/2036	1,164	1,165
5.50%, 7/ 1/2023	39	38	6.00%, 5/ 1/2036	6,819	6,819
6.50%, 12/ 1/2031	25	25	5.78%, 6/ 1/2036 (f)	391	396
6.50%, 2/ 1/2032	22	22	6.50%, 8/ 1/2036	586	595
6.50%, 2/ 1/2032	50	51	6.50%, 8/ 1/2036	3,049	3,092
7.00%, 2/ 1/2032	66	69	6.50%, 9/ 1/2036 (f)	11,983	12,154
7.00%, 3/ 1/2032	161	166	5.43%, 10/ 1/2036 (f)	874	877
6.50%, 4/ 1/2032	27	28	6.50%, 10/ 1/2036	6,783	6,880
6.00%, 5/ 1/2032	20	20	6.50%, 11/ 1/2036	7,720	7,830
6.50%, 6/ 1/2032	13	13	5.93%, 12/ 1/2036 (f)	5,850	5,915
6.50%, 8/ 1/2032	145	148	5.50%, 2/ 1/2037	1,069	1,045
7.50%, 8/ 1/2032	83	88	5.74%, 5/ 1/2037 (f)	4,854	4,919
6.77%, 11/ 1/2032 (f)	219	222	6.00%, 6/ 1/2037	3,082	3,082
6.35%, 12/ 1/2032 (f)	383	386	6.50%, 7/ 1/2037	2,793	2,833
6.20%, 1/ 1/2033 (f)	485	499	6.50%, 7/ 1/2037	3,760	3,813
5.32%, 4/ 1/2033 (f)	515	528	6.50%, 1/ 1/2038	1,790	1,815
4.01%, 5/ 1/2033 (f)	2,783	2,833	6.00%, 2/ 1/2038 (f)	5,559	5,559
5.07%, 7/ 1/2033 (f)	3,150	3,169	6.00%, 2/ 1/2038	8,339	8,339
5.50%, 7/ 1/2033	1,437	1,408	6.00%, 2/ 1/2038 (f)	6,975	6,975
4.84%, 8/ 1/2033 (f)	2,401	2,405	6.00%, 2/ 1/2038	5,187	5,187
5.50%, 9/ 1/2033	1,987	1,945	6.50%, 2/ 1/2038	2,557	2,593
4.59%, 12/ 1/2033 (f)	2,761	2,752	5.50%, 3/ 1/2038	10,196	9,966
4.68%, 12/ 1/2033 (f)	2,177	2,173	6.00%, 3/ 1/2038	2,210	2,210
4.56%, 1/ 1/2034 (f)	1,887	1,936	6.50%, 3/ 1/2038	2,274	2,306
4.01%, 3/ 1/2034 (f)	5,163	5,128	5.50%, 4/ 1/2038	20,141	19,687
3.74%, 5/ 1/2034 (f)	1,719	1,736	6.00%, 4/ 1/2038	7,243	7,242
4.29%, 5/ 1/2034 (f)	377	379	6.00%, 5/ 1/2038	2,459	2,459
4.51%, 5/ 1/2034 (f)	2,094	2,151	6.00%, 5/ 1/2038	1,558	1,558
4.64%, 5/ 1/2034 (f)	2,268	2,264	6.00%, 5/ 1/2038	1,636	1,636
4.25%, 6/ 1/2034 (f)	757	760	6.50%, 5/ 1/2038	1,343	1,362
4.31%, 7/ 1/2034 (f)	1,062	1,067	6.00%, 8/ 1/2038	5,274	5,274
4.37%, 9/ 1/2034 (f)	7,016	7,052	6.00%, 8/ 1/2038	4,199	4,199

4.74%, 10/ 1/2034 (f)	479	485			558,806

4.44%, 11/ 1/2034 (f)	5,022	5,033	Government National Mortgage Association
4.29%, 12/ 1/2034 (f)	1,021	1,024	(GNMA) (1.69%)
4.58%, 3/ 1/2035 (f)	1,184	1,189	5.00%, 11/ 1/2038 (j)	860	820
5.14%, 3/ 1/2035 (f)	9,609	9,896	5.50%, 11/ 1/2038 (j)	11,305	11,086
5.33%, 5/ 1/2035 (f)	8,178	8,169	6.00%, 11/ 1/2038 (j)	2,125	2,125
5.00%, 7/ 1/2035	1,558	1,477	7.00%, 4/15/2031	1	1
5.00%, 7/ 1/2035	3,746	3,552	7.00%, 6/15/2031	60	61
4.85%, 8/ 1/2035 (f)	633	634	7.00%, 7/15/2031	11	12
4.88%, 8/ 1/2035 (f)	292	293	6.00%, 8/15/2031	73	73
5.07%, 8/ 1/2035 (f)	1,573	1,581	6.00%, 1/15/2032	24	24
4.87%, 9/ 1/2035 (f)	618	620	6.00%, 2/15/2032	351	352
5.42%, 2/ 1/2036 (f)	186	186	7.00%, 6/15/2032	322	329
4.88%, 3/ 1/2036 (b)(f)	5,771	5,633	6.50%, 10/15/2032	112	114

See accompanying notes

253

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (1.80%)
OBLIGATIONS (continued)			Money Center Banks (1.80%)
Government National Mortgage Association			BNP Paribas Securities Corporation
(GNMA) (continued)			Repurchase Agreement; 0.20% dated
6.50%, 12/15/2032	$ 770 $	782	10/31/08 maturing 11/03/08 (collateralized
6.00%, 2/15/2033	160	161	by U.S. Government Agency Issues;
5.00%, 11/15/2033	13,177	12,671	$17,249,000; 0.00% - 6.25%; dated
6.00%, 12/15/2033	215	216	12/23/08 - 07/13/37) (b)	$ 17,111 $	17,112
5.00%, 6/15/2034	317	303	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%;
6.50%, 3/20/2028	39	40	dated 10/31/2008 maturing 11/03/2008
6.00%, 7/20/2028	217	219	(collateralized by Sovereign Agency
6.00%, 11/20/2028	200	201	Issues; $28,120,000; 2.75% - 5.38%; dated
6.00%, 1/20/2029	210	212	11/28/08 - 02/13/17)	27,301	27,301

6.50%, 5/20/2029	31	32			44,413

6.00%, 7/20/2029	53	53	TOTAL REPURCHASE AGREEMENTS	$ 44,413

8.00%, 1/20/2031	20	21	Total Investments	$ 3,273,985
6.50%, 2/20/2032	18	18	Liabilities in Excess of Other Assets, Net - (32.85)%		(809,562)

6.00%, 11/20/2033	2,669	2,673
			TOTAL NET ASSETS - 100.00%	$ 2,464,423

5.50%, 5/20/2035	794	780
6.00%, 12/20/2036	8,278	8,267

		41,646	(a) Non-Income Producing Security

U.S. Treasury (13.28%)			(b)	Security was purchased with the cash proceeds from securities loans.
4.50%, 2/15/2009	15,000	15,157	(c)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
4.88%, 8/15/2009 (k)	60,000	61,612	registration, normally to qualified institutional buyers. Unless otherwise
3.13%, 11/30/2009 (k)	65,000	66,127	indicated, these securities are not considered illiquid. At the end of the
4.50%, 4/30/2012 (k)	65,000	70,383	period, the value of these securities totaled $182,304 or 7.40% of net
4.38%, 8/15/2012 (k)	5,500	5,964	assets.
			(d) Security is Illiquid
4.25%, 8/15/2013 (k)	11,100	11,883	(e) Security purchased on a when-issued basis.
4.75%, 5/15/2014 (k)	15,000	16,459	(f) Variable Rate. Rate shown is in effect at October 31, 2008.
4.25%, 11/15/2014 (k)	7,675	8,231	(g)	Market value is determined in accordance with procedures established in
6.00%, 2/15/2026 (k)	37,150	42,348	good faith by the Board of Directors. At the end of the period, the value
6.75%, 8/15/2026	3,000	3,696	of these securities totaled $8,703 or 0.35% of net assets.
6.13%, 8/15/2029	25	30	(h)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
4.50%, 2/15/2036 (k)	25,000	25,463	these securities totaled $1,056 or 0.04% of net assets.

		327,353	(i)	This Senior Floating Rate Note will settle after October 31, 2008, at

			which time the interest rate will be determined.
TOTAL U.S. GOVERNMENT & GOVERNMENT			(j)	Security was purchased in a "to-be-announced" ("TBA") transaction.
AGENCY OBLIGATIONS	$ 1,383,585		See Notes to Financial Statements.

SHORT TERM INVESTMENTS (4.68%)			(k)	Security or a portion of the security was on loan at the end of the period.
Commercial Paper (4.68%)
Investment in Joint Trading Account; HSBC			Unrealized Appreciation (Depreciation)
Funding			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
0.25%, 11/ 3/2008	$ 55,624 $	55,624	of investments held by the fund as of the period end were as follows:
Investment in Joint Trading Account;
Prudential Funding			Unrealized Appreciation	$ 13,039
0.30%, 11/ 3/2008	55,624	55,624	Unrealized Depreciation		(564,041)

Vulcan Materials Co			Net Unrealized Appreciation (Depreciation)		(551,002)
3.00%, 11/ 3/2008 (b)	4,000	3,998	Cost for federal income tax purposes		3,824,987

		115,246	All dollar amounts are shown in thousands (000's)

TOTAL SHORT TERM INVESTMENTS	$ 115,246

See accompanying notes

254

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008
	Portfolio Summary (unaudited)

Sector		Percent

Mortgage Securities		63.03%
Financial		22.59%
Government		13.39%
Asset Backed Securities		10.66%
Communications		6.83%
Consumer, Non-cyclical		5.27%
Energy		2.59%
Utilities		2.57%
Consumer, Cyclical		2.31%
Industrial		1.78%
Basic Materials		1.10%
Technology		0.55%
Diversified		0.18%
Liabilities in Excess of Other Assets, Net		(32.85%)

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		0.58%
Credit Default Swaps		0.10%

Futures Contracts

					Current		Unrealized
				Original	Market		Appreciation/
Type		Buy/Sell	Contracts	Value	Value		(Depreciation)

US 10 Year Note; December 2008		Buy	127	$ 14,636	$ 14,360 $		(276)
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

							Unrealized
			Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)

Merrill Lynch	CDX.NA.IG.10		Sell	1.55%	06/20/2013 $	84,912 $	(2,387)

All dollar amounts are shown in thousands (000's)

See accompanying notes

255

Schedule of Investments
Core Plus Bond Fund I
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

CONVERTIBLE PREFERRED STOCKS (2.73%)			BONDS (continued)
Diversified Banking Institutions (0.24%)			Money Center Banks (0.33%)
Bank of America Corp	200 $	140	National Westminster Bank Plc
			7.38%, 10/ 1/2009	$ 200 $	193
Regional Banks (2.49%)
Wachovia Corp	2,200	1,463	Mortgage Backed Securities (0.39%)

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 1,603		Freddie Mac

			4.74%, 8/15/2019 (b)	75	73
	Principal		Wachovia Bank Commercial Mortgage Trust
	Amount	Value	5.42%, 1/15/2045	200	154

	(000's)	(000's)			227

BONDS (13.62%)
Asset Backed Securities (0.19%)			Multi-Line Insurance (0.08%)
Massachusetts Educational Financing Authority			American International Group Inc
2.86%, 4/25/2038 (a)(b)	$ 100	82	8.18%, 5/15/2058 (b)(c)	300	48
South Carolina Student Loan Corp			Regional Banks (2.57%)
3.31%, 9/ 2/2014 (a)(b)	29	28

			Keycorp
		110	5.16%, 11/22/2010	900	803

Commercial Banks (1.46%)			6.50%, 5/14/2013	800	704

Marshall & Ilsley Corp					1,507

5.35%, 4/ 1/2011	900	658
Regions Bank/Birmingham AL			TOTAL BONDS	$ 7,989

7.50%, 5/15/2018	250	197	U.S. GOVERNMENT & GOVERNMENT AGENCY

		855	OBLIGATIONS (58.57%)

			Federal Home Loan Mortgage Corporation
Credit Card Asset Backed Securities (1.19%)			(FHLMC) (1.73%)
Chase Issuance Trust			4.69%, 6/ 1/2035 (b)	1,012	1,015
4.57%, 2/15/2011 (b)	700	697
			Federal National Mortgage Association (FNMA) (53.80%)
Diversified Banking Institutions (5.53%)			5.00%, 11/ 1/2038 (d)	18,000	17,049
Bank of America Corp			5.50%, 11/ 1/2038 (d)	2,000	1,954
8.00%, 12/29/2049 (b)	100	75	5.00%, 12/ 1/2038 (d)	9,000	8,514
Citigroup Inc			5.00%, 6/ 1/2035	2,156	2,046
2.96%, 5/18/2010 (b)	500	464
			4.62%, 8/ 1/2035 (b)	1,022	1,022
5.50%, 8/27/2012	400	370
			5.08%, 9/ 1/2035 (b)	972	977

8.40%, 4/29/2049	100	70
					31,562

Goldman Sachs Group Inc/The
6.88%, 1/15/2011	800	780	U.S. Treasury Inflation-Indexed Obligations (3.04%)
JP Morgan Chase & Co			3.00%, 7/15/2012	1,828	1,782

6.00%, 1/15/2018	800	718	TOTAL U.S. GOVERNMENT & GOVERNMENT
Morgan Stanley			AGENCY OBLIGATIONS	$ 34,359

3.03%, 1/22/2009 (b)	800	768	SHORT TERM INVESTMENTS (69.01%)

		3,245	Commercial Paper (69.01%)

Finance - Investment Banker & Broker (1.23%)			Bank of America
Merrill Lynch & Co Inc			2.55%, 1/29/2009	$ 700 $	695
3.01%, 2/ 5/2010 (b)	800	725	Merrill Lynch & Co Inc
			3.69%, 1/ 5/2009	300	298
Finance - Mortgage Loan/Banker (0.65%)			United States Treasury Bill
Countrywide Home Loans Inc			0.08%, 11/13/2008	3,500	3,500
4.13%, 9/15/2009	200	192	0.33%, 11/28/2008	35,000	34,991
SLM Student Loan Trust
3.58%, 4/25/2017 (b)	99	96
4.03%, 10/25/2017 (b)	100	94

		382

See accompanying notes

256

		Schedule of Investments
		Core Plus Bond Fund I
		October 31, 2008

Principal
Amount		Value
(000's)		(000's)

SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Wells Fargo & Co
2.70%, 11/25/2008	$ 1,000 $	1,000

		40,484

TOTAL SHORT TERM INVESTMENTS		$ 40,484

Total Investments		$ 84,435
Liabilities in Excess of Other Assets, Net - (43.93)%		(25,773)

TOTAL NET ASSETS - 100.00%		$ 58,662

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $110 or 0.19% of net assets.
(b) Variable Rate. Rate shown is in effect at October 31, 2008.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $48 or 0.08% of net assets.
(d)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 321
Unrealized Depreciation		(1,181)

Net Unrealized Appreciation (Depreciation)		(860)
Cost for federal income tax purposes		85,295
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Government		68.65%
Mortgage Securities		55.92%
Financial		17.66%
Asset Backed Securities		1.70%
Liabilities in Excess of Other Assets, Net		(43.93%)

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		111.09%
Currency Contracts		1.47%
Options on Exchange Traded Futures Contracts		0.01%

See accompanying notes

257

Schedule of Investments
Core Plus Bond Fund I
October 31, 2008

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Purchase Contracts	Date	to Accept	In Exchange For		Value	(Depreciation)

Japanese Yen	12/03/2008	4,059,000		$41	$41	$ -
Japenese Yen	11/05/2008	4,058,793		41	41	-

						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

Euro	12/04/2008	580,000		$729	$739	$(10)
Japenese Yen	11/05/2008	4,058,793		41	41	-

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Current		Unrealized
					Original	Market		Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

Eurodollar; December 2008			Buy	250	$ 60,569	$ 61,097	$ 528
US 10 Year Note; December 2008			Buy	25	2,814	2,827		13
US 5 Year Note; December 2008			Buy	11	1,260	1,246		(14)
All dollar amounts are shown in thousands (000's)

Written options outstanding as of October 31, 2008:
Options on Exchange Traded Futures Contracts

				Exercise	Expiration
Description (Security Description)				Price	Date	Contracts	Premium	Value

Call - US Treasury 10 Year Note
Future; December 2008				$ 115.00	11/21/2008	3 $	2	$ (1)
Call - US Treasury 10 Year Note
Future; December 2008				117.00	11/21/2008	3	3	(1)
Put - US Treasury 10 Year Note
Future; December 2008				110.00	11/21/2008	3	2	(1)

All dollar amounts are shown in thousands (000's)

See accompanying notes

258

Schedule of Investments
Disciplined LargeCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.08%)			COMMON STOCKS (continued)
Aerospace & Defense (1.73%)			Coal (continued)
General Dynamics Corp	203,514 $	12,276	Peabody Energy Corp	242,961 $	8,385

Lockheed Martin Corp	154,792	13,165			12,349

Raytheon Co	186,866	9,551	Coatings & Paint (0.17%)

		34,992	Sherwin-Williams Co/The	60,799	3,460

Aerospace & Defense Equipment (1.37%)
Goodrich Corp	137,880	5,041	Commercial Banks (0.93%)
United Technologies Corp	412,759	22,685	Bank of Hawaii Corp	107,208	5,437

		27,726	BB&T Corp	181,285	6,499

			Commerce Bancshares Inc	146,815	6,941

Agricultural Chemicals (1.22%)					18,877

CF Industries Holdings Inc	68,482	4,396
Monsanto Co	228,653	20,345	Commercial Services - Finance (0.98%)

		24,741	Mastercard Inc	52,273	7,727

			Visa Inc	90,291	4,998
Airlines (0.19%)			Western Union Co/The	465,530	7,104

Southwest Airlines Co	322,889	3,804			19,829

Apparel Manufacturers (0.16%)			Computer Aided Design (0.21%)
VF Corp	58,909	3,246	Autodesk Inc (a)	203,519	4,337

Applications Software (1.80%)			Computer Services (0.10%)
Compuware Corp (a)	154,946	989	Accenture Ltd	63,844	2,110
Microsoft Corp	1,583,039	35,349

		36,338	Computers (4.74%)

			Apple Inc (a)	257,979	27,756
Athletic Footwear (0.50%)			Hewlett-Packard Co	790,642	30,266
Nike Inc	175,624	10,121	IBM Corp	406,505	37,793

Beverages - Non-Alcoholic (2.11%)					95,815

Coca-Cola Co/The	350,743	15,454	Computers - Integrated Systems (0.12%)
Coca-Cola Enterprises Inc	629,990	6,332	Brocade Communications Systems Inc (a)	643,761	2,427
Pepsi Bottling Group Inc	316,965	7,328
PepsiCo Inc	238,138	13,576	Consumer Products - Miscellaneous (0.45%)

		42,690	Kimberly-Clark Corp	149,742	9,178

Brewery (0.72%)			Containers - Metal & Glass (0.09%)
Anheuser-Busch Cos Inc	235,145	14,586	Crown Holdings Inc (a)	94,650	1,910

Cable TV (0.59%)			Cosmetics & Toiletries (2.74%)
Comcast Corp - Class A	152,804	2,408	Colgate-Palmolive Co	70,089	4,399
DIRECTV Group Inc/The (a)	433,896	9,498	Procter & Gamble Co	789,437	50,950

		11,906			55,349

Chemicals - Diversified (0.12%)			Diversified Banking Institutions (4.10%)
FMC Corp	53,568	2,332	Bank of America Corp	674,048	16,292
			Citigroup Inc	613,136	8,369
Chemicals - Specialty (0.38%)			Goldman Sachs Group Inc/The	156,312	14,459
Sigma-Aldrich Corp	98,460	4,318	JP Morgan Chase & Co	1,063,840	43,883

Terra Industries Inc	150,703	3,314			83,003

		7,632

			Diversified Financial Services (0.26%)
Coal (0.61%)			IntercontinentalExchange Inc (a)	61,779	5,286
Massey Energy Co	171,687	3,964

See accompanying notes

259

Schedule of Investments
Disciplined LargeCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations (2.71%)			Fiduciary Banks (1.67%)
3M Co	52,325 $	3,364	Bank of New York Mellon Corp/The	411,803 $	13,425
General Electric Co (b)	2,158,411	42,111	Northern Trust Corp	160,222	9,022
Honeywell International Inc	305,660	9,307	State Street Corp	262,407	11,375

		54,782			33,822

Electric - Integrated (3.25%)			Finance - Other Services (0.25%)
American Electric Power Co Inc	311,617	10,168	Nasdaq OMX Group, Inc (a)	158,630	5,149
CMS Energy Corp	671,988	6,888
FirstEnergy Corp	216,599	11,298	Food - Miscellaneous/Diversified (1.77%)
FPL Group Inc	238,700	11,276	General Mills Inc	168,654	11,425
PG&E Corp	98,461	3,611	HJ Heinz Co	252,857	11,080
Progress Energy Inc	99,170	3,904	Kraft Foods Inc	208,457	6,074
Public Service Enterprise Group Inc	13,585	383	Sara Lee Corp	649,783	7,265

Southern Co	407,106	13,980			35,844

Xcel Energy Inc	246,519	4,294	Food - Retail (0.50%)

		65,802	Kroger Co/The	369,418	10,144

Electric Products - Miscellaneous (0.70%)
			Gold Mining (0.01%)
Ametek Inc	147,781	4,913
			Newmont Mining Corp	7,421	195
Emerson Electric Co	282,150	9,235

		14,148	Health Care Cost Containment (0.39%)

Electronic Components - Semiconductors (1.66%)			McKesson Corp	215,919	7,944
Altera Corp	400,417	6,947
Intel Corp	1,005,560	16,089	Human Resources (0.05%)
MEMC Electronic Materials Inc (a)	165,119	3,035	Hewitt Associates Inc (a)	36,160	1,009
QLogic Corp (a)	620,759	7,462	Instruments - Scientific (0.47%)

		33,533	Thermo Fisher Scientific Inc (a)	235,252	9,551

Electronic Connectors (0.23%)
Amphenol Corp	165,608	4,745	Insurance Brokers (0.11%)
			Aon Corp	50,920	2,154
Electronic Forms (0.47%)
Adobe Systems Inc (a)	358,765	9,558	Internet Security (0.45%)
			Symantec Corp (a)	719,112	9,046
Electronics - Military (0.30%)
L-3 Communications Holdings Inc	74,876	6,078	Investment Management & Advisory Services (0.20%)
			Ameriprise Financial Inc	188,055	4,062
Engineering - Research & Development Services (0.62%)
Fluor Corp	146,119	5,835	Life & Health Insurance (0.96%)
Jacobs Engineering Group Inc (a)	184,746	6,730	Aflac Inc	203,211	8,998

		12,565	Torchmark Corp	26,057	1,089

			Unum Group	586,349	9,235

Engines - Internal Combustion (0.23%)					19,322

Cummins Inc	178,708	4,620
			Machinery - Construction & Mining (0.12%)
Enterprise Software & Services (1.37%)			Bucyrus International Inc	103,284	2,492
BMC Software Inc (a)	197,350	5,095
Oracle Corp (a)	1,240,125	22,682	Machinery - Farm (0.16%)

		27,777	AGCO Corp (a)	102,097	3,218

Entertainment Software (0.24%)			Machinery - Pumps (0.17%)
Activision Blizzard Inc (a)	389,745	4,856	Flowserve Corp	61,947	3,526

See accompanying notes

260

Schedule of Investments
Disciplined LargeCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (2.74%)			Oil & Gas Drilling (1.12%)
Amgen Inc (a)	419,658 $	25,133	Diamond Offshore Drilling Inc	23,546 $	2,091
Biogen Idec Inc (a)	192,464	8,189	ENSCO International Inc	20,893	794
Gilead Sciences Inc (a)	406,703	18,647	Helmerich & Payne Inc	134,186	4,604
Invitrogen Corp (a)	120,889	3,481	Transocean Inc	184,304	15,174

		55,450			22,663

Medical - Drugs (3.47%)			Oil Company - Exploration & Production (2.35%)
Abbott Laboratories	528,286	29,135	Apache Corp	179,202	14,754
Bristol-Myers Squibb Co	646,021	13,276	Devon Energy Corp	168,753	13,645
Merck & Co Inc/NJ	177,829	5,504	Occidental Petroleum Corp	343,504	19,078

Pfizer Inc	1,090,289	19,309			47,477

Wyeth	90,667	2,917	Oil Company - Integrated (6.83%)

		70,141	Chevron Corp	507,827	37,884

Medical - HMO (0.54%)			ConocoPhillips	210,124	10,930
Aetna Inc	339,519	8,444	Exxon Mobil Corp	1,148,258	85,109
Humana Inc (a)	86,558	2,561	Hess Corp	3,683	222

		11,005	Murphy Oil Corp	79,918	4,047

Medical Instruments (0.90%)					138,192

Intuitive Surgical Inc (a)	25,369	4,383	Oil Field Machinery & Equipment (1.12%)
Medtronic Inc	34,659	1,398	Cameron International Corp (a)	455,712	11,056
St Jude Medical Inc (a)	326,510	12,417	National Oilwell Varco Inc (a)	387,322	11,577

		18,198			22,633

Medical Laboratory & Testing Service (0.02%)			Oil Refining & Marketing (0.23%)
Quest Diagnostics Inc	8,868	415	Valero Energy Corp	224,813	4,627

Medical Products (4.39%)			Pharmacy Services (0.70%)
Baxter International Inc	289,481	17,511	Express Scripts Inc (a)	232,458	14,089
Becton Dickinson & Co	148,483	10,305
Covidien Ltd	283,891	12,573	Property & Casualty Insurance (1.41%)
Johnson & Johnson (b)	788,479	48,365	Chubb Corp	265,808	13,774

		88,754	Travelers Cos Inc/The	348,465	14,827

					28,601

Multi-Line Insurance (0.20%)
Assurant Inc	155,548	3,963	Regional Banks (2.90%)
			PNC Financial Services Group Inc	218,627	14,576
Multimedia (0.92%)			US Bancorp	270,009	8,049
Time Warner Inc	122,466	1,236	Wells Fargo & Co	1,059,658	36,081

Viacom Inc (a)	9,595	194			58,706

Walt Disney Co/The	659,752	17,087	REITS - Apartments (0.30%)

		18,517	AvalonBay Communities Inc	84,577	6,007

Networking Products (1.52%)
Cisco Systems Inc (a)	1,728,962	30,724	REITS - Office Property (0.31%)
			Boston Properties Inc	88,457	6,270
Office Automation & Equipment (0.25%)
Pitney Bowes Inc	202,988	5,030	Retail - Apparel & Shoe (0.39%)
			Gap Inc/The	398,764	5,160
Oil - Field Services (0.33%)			Guess ? Inc	128,283	2,793

Baker Hughes Inc	5,851	205			7,953

Schlumberger Ltd	123,471	6,377

		6,582

See accompanying notes

261

Schedule of Investments
Disciplined LargeCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Auto Parts (0.46%)			Tools - Hand Held (0.35%)
Autozone Inc (a)	72,318 $	9,205	Snap-On Inc	193,660 $	7,156

Retail - Computer Equipment (0.36%)			Toys (0.49%)
GameStop Corp (a)	266,679	7,304	Hasbro Inc	338,078	9,828

Retail - Discount (2.09%)			Transport - Rail (1.38%)
Big Lots Inc (a)	306,263	7,482	Burlington Northern Santa Fe Corp	89,389	7,961
Family Dollar Stores Inc	42,806	1,152	CSX Corp	174,717	7,988
Wal-Mart Stores Inc	601,242	33,555	Norfolk Southern Corp	201,154	12,057

		42,189			28,006

Retail - Drug Store (0.18%)			Transport - Services (0.07%)
CVS/Caremark Corp	116,755	3,579	United Parcel Service Inc	28,491	1,504

Retail - Major Department Store (0.55%)			Vitamins & Nutrition Products (0.12%)
TJX Cos Inc	416,883	11,156	Herbalife Ltd	100,291	2,450

Retail - Restaurants (1.72%)			Web Portals (0.67%)
McDonald's Corp	442,211	25,617	Google Inc (a)	37,814	13,589
Yum! Brands Inc	314,911	9,136

		34,753	Wireless Equipment (0.65%)

			American Tower Corp (a)	196,000	6,333
Savings & Loans - Thrifts (0.52%)			Qualcomm Inc	177,507	6,791

Hudson City Bancorp Inc	562,844	10,587			13,124

Schools (0.45%)			TOTAL COMMON STOCKS	$ 1,923,511

Apollo Group Inc (a)	131,393	9,133		Principal
				Amount	Value
Steel - Producers (1.04%)				(000's)	(000's)

AK Steel Holding Corp	254,360	3,540
Nucor Corp	329,049	13,330	REPURCHASE AGREEMENTS (4.92%)
			Money Center Banks (4.92%)
United States Steel Corp	113,144	4,173

			Investment in Joint Trading Account; Bank
		21,043	of America Repurchase Agreement; 0.15%;

Telecommunication Equipment (0.21%)			dated 10/31/2008 maturing 11/03/2008
			(collateralized by Sovereign Agency
Harris Corp	118,601	4,264	Issues; $93,457,000; 2.75% - 5.38%; dated
			11/28/08 - 02/13/17)	$ 90,735 $	90,734
Telecommunication Services (0.30%)			Investment in Joint Trading Account;
Embarq Corp	200,206	6,006	Morgan Stanley Repurchase Agreement;
			0.15%; dated 10/31/2008 maturing
Telephone - Integrated (2.50%)			11/03/2008 (collateralized by Sovereign
AT&T Inc	1,079,864	28,908	Agency Issues; $8,966,000; 2.63% -
CenturyTel Inc	149,943	3,765	4.63%; dated 09/09/09 - 06/12/15)	8,705	8,705

Verizon Communications Inc	451,767	13,404			99,439

Windstream Corp	594,525	4,465	TOTAL REPURCHASE AGREEMENTS	$ 99,439

		50,542	Total Investments	$ 2,022,950

Tobacco (2.58%)			Other Assets in Excess of Liabilities, Net - 0.00%		3

Altria Group Inc	928,572	17,820	TOTAL NET ASSETS - 100.00%	$ 2,022,953

Philip Morris International Inc	633,707	27,547
Reynolds American Inc	137,729	6,743

		52,110

See accompanying notes

262

	Schedule of Investments
	Disciplined LargeCap Blend Fund
	October 31, 2008
(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $14,575 or 0.72% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 57,954
Unrealized Depreciation	(564,356)

Net Unrealized Appreciation (Depreciation)	(506,402)
Cost for federal income tax purposes	2,529,352
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	25.62%
Financial	19.04%
Energy	12.58%
Technology	10.96%
Industrial	10.73%
Communications	7.80%
Consumer, Cyclical	7.08%
Utilities	3.25%
Basic Materials	2.94%
Other Assets in Excess of Liabilities, Net	0.00%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.81%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2008	Buy	402	$ 96,215	$ 97,214	$ 999
All dollar amounts are shown in thousands (000's)

See accompanying notes

263

Schedule of Investments Diversified International Fund

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.41%)			COMMON STOCKS (continued)
Advertising Sales (0.05%)			Auto/Truck Parts & Equipment - Replacement (0.03%)
Teleperformance	28,449 $	614	Weichai Power Co Ltd	177,000 $	422

Advertising Services (0.02%)			Beverages - Wine & Spirits (0.04%)
Aegis Group PLC	219,789	233	Central European Distribution Corp (a)	16,592	478

Aerospace & Defense (0.53%)			Bicycle Manufacturing (0.25%)
BAE Systems PLC	1,067,662	5,993	Shimano Inc	106,500	3,046
VT Group PLC	75,395	607

		6,600	Brewery (0.62%)

			Asahi Breweries Ltd	326,300	5,386
Aerospace & Defense Equipment (0.41%)			Cia de Bebidas das Americas ADR	10,824	460
Cobham PLC	1,677,180	5,089	Fomento Economico Mexicano SAB de CV	286,405	725
Agricultural Chemicals (0.66%)			Hite Brewery Co Ltd (a)	8,515	1,138

Agruim Inc (a)	79,500	3,045			7,709

Syngenta AG	27,604	5,160	Building - Heavy Construction (0.45%)

		8,205	ACS Actividades de Construccion y

			Servicios SA	140,594	5,220
Agricultural Operations (0.05%)			Trevi Finanziaria SpA	31,121	362

Hokuto Corp	21,400	567			5,582

Airlines (0.04%)			Building - Maintenance & Service (0.31%)
Tam SA ADR (a)	48,716	515	Aeon Delight Co Ltd	19,800	488
			Babcock International Group	534,965	3,347

Apparel Manufacturers (0.02%)					3,835

Benetton Group SpA	35,312	249
			Building & Construction - Miscellaneous (0.44%)
Appliances (0.03%)			GS Engineering & Construction Corp	11,200	532
SEB SA	11,669	392	Koninklijke Boskalis Westminster NV	116,633	3,850
			Murray & Roberts Holdings Ltd	104,814	710
Applications Software (0.32%)			Orascom Construction Industries	11,977	400

Check Point Software Technologies Ltd (a)	65,531	1,325			5,492

Infosys Technologies Ltd ADR	67,903	1,991
			Building & Construction Products -
NSD CO LTD	22,300	166	Miscellaneous (0.03%)
Satyam Computer Services Ltd ADR	29,426	463	Bauer AG	9,919	354

		3,945

			Building Products - Cement & Aggregate (0.04%)
Audio & Video Products (0.69%)			Adelaide Brighton Ltd	220,304	335
Foster Electric Co Ltd	19,728	212
			Cemex SAB de CV (a)	277,877	209

Matsushita Electric Industrial Co Ltd	522,000	8,406

					544

		8,618

			Cable TV (0.03%)
Auto - Car & Light Trucks (1.51%)			SKY Perfect JSAT Holdings Inc	1,091	412
Daihatsu Motor Co Ltd	316,000	2,340
Denway Motors Ltd	1,970,000	491	Cellular Telecommunications (2.19%)
Honda Motor Co Ltd	393,800	9,792	Advanced Info Service PCL (a)(b)	515,800	1,037
Toyota Motor Corp	155,852	6,086	America Movil SAB de CV ADR	103,123	3,191

		18,709	China Mobile Ltd	389,639	3,430

Auto/Truck Parts & Equipment - Original (0.15%)			China Unicom Hong Kong Ltd	1,066,156	1,522
Hyundai Mobis	23,815	1,398	Hutchison Telecommunications International
Landi Renzo SpA	60,127	226	Ltd (a)	2,775,825	2,999
Musashi Seimitsu Industry Co Ltd	21,500	270	Mobile Telesystems OJSC ADR	23,949	938

		1,894	MTN Group Ltd	130,075	1,461

See accompanying notes

264

Schedule of Investments
Diversified International Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cellular Telecommunications (continued)			Commercial Banks (continued)
NTT DoCoMo Inc	7,031 $	11,151	Royal Bank of Canada (a)	240,700 $	9,354
SK Telecom Co Ltd ADR	84,274	1,450	Sberank RF GDR (a)(b)	4,954	883

		27,179	Seven Bank Ltd	1,329	3,828

Chemicals - Diversified (0.39%)			Siam Commercial Bank Public (a)(b)	449,400	673
K+S AG	63,575	2,472	Standard Bank Group Ltd	101,462	806
Nufarm Ltd	248,489	1,798	Standard Chartered PLC	385,012	6,357
Tessenderlo Chemie NV	8,952	354	State Bank of India Ltd	11,149	514
Toagosei Co Ltd	127,000	273	Sumitomo Mitsui Financial Group Inc	1,584	6,350

		4,897	Suruga Bank Ltd	315,000	2,965

			Svenska Handelsbanken AB	237,018	4,356
Chemicals - Other (0.02%)			Torinto Dominion Bank (a)	170,600	8,056
Nippon Carbon Co Ltd	91,786	215	Turkiye Is Bankasi	354,079	1,007
Chemicals - Specialty (0.18%)			Turkiye Vakiflar Bankasi Tao	532,887	520
Lintec Corp	17,014	199	Unibanco - Uniao de Bancos Brasileiros SA	13,244	835
SGL Carbon AG (a)	101,727	1,997	United Overseas Bank Ltd	859,000	7,766

		2,196	Yamaguchi Financial Group Inc	29,000	277

					128,724

Coal (0.12%)
Banpu Public Co Ltd (a)(b)	79,800	382	Commercial Services (0.25%)
Exxaro Resources Ltd	66,833	441	Aggreko PLC	340,647	2,394
Felix Resources Ltd	24,481	195	Daiseki Co Ltd	30,900	704

MacArthur Coal Ltd	25,944	105			3,098

Straits Asia Resources Ltd	175,000	117	Computer Data Security (0.28%)
Tambang Batubara Bukit Asam Tbk PT	432,500	217	Gemalto NV (a)	124,974	3,501

		1,457

			Computer Services (0.02%)
Commercial Banks (10.37%)			Alten Ltd (a)	10,391	262
Alpha Bank AE	350,314	5,115
Banco do Brasil SA	87,169	575	Computers (0.23%)
Banco Santander SA	1,225,913	13,258	Acer Inc	1,034,285	1,334
Bangkok Bank Public Co (a)(b)	354,000	715	HTC Corp	45,000	534
Bank of China Ltd	4,779,000	1,395	Quanta Computer Inc	917,000	965

Bank of Kyoto Ltd/The	669,000	7,037			2,833

Bank of Novia Scotia (a)	203,200	6,776
			Computers - Integrated Systems (0.02%)
Bank Rakyat Indonesia	2,129,500	652	Ingenico	14,005	219
BOC Hong Kong Holdings Ltd	3,384,500	3,875
Canadian Western Bank	3,338	51	Computers - Peripheral Equipment (0.01%)
China Construction Bank Corp	4,809,000	2,386	Ferrotec Corp	16,300	180
Commercial Bank of Qatar (a)(b)	178,675	536
DnB NOR ASA	437,061	2,533	Consulting Services (0.03%)
Hang Seng Bank Ltd	328,100	4,094	Bureau Veritas SA	10,741	383
Industrial and Commercial Bank of China
Asia Ltd	216,000	228	Cosmetics & Toiletries (0.02%)
Industrial and Commercial Bank of China Ltd	4,185,000	1,969	Oriflame Cosmetics SA	8,925	279
Intesa Sanpaolo SpA	2,391,216	8,752
Komercni Banka AS	6,426	978	Distribution & Wholesale (0.02%)
Laurentian Bank of Canada	7,300	248	Matsuda Sangyo Co Ltd	22,770	261
Nordea Bank AB	908,000	7,278	Diversified Banking Institutions (3.49%)
Oversea-Chinese Banking Corp	1,519,000	5,136	Barclays PLC	1,063,208	3,036
Powszechna Kasa Oszczednosci Bank Polski			BNP Paribas	160,509	11,589
SA	52,223	590

See accompanying notes		265

Schedule of Investments
Diversified International Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (continued)			Electric - Integrated (continued)
HSBC Holdings PLC	1,864,487 $	22,091	Cia Paranaense de Energia	86,600 $	952
Mitsubishi UFJ Financial Group Inc	836,100	5,254	E.ON AG	358,021	13,702
UniCredito Italiano SpA	542,045	1,327	Enel SpA	1,442,215	9,649

		43,297	Fortum Oyj	230,591	5,667

Diversified Financial Services (0.29%)			RWE AG	91,496	7,609
First Financial Holding Co Ltd	396	-	Scottish & Southern Energy PLC	275,518	5,401
Fubon Financial Holding Co Ltd	2,317,000	1,405	Tenaga Nasional BHD	356,800	606

Hitachi Capital Corp	32,274	258			44,170

International Personal Finance	155,784	353	Electric - Transmission (0.34%)
KB Financial Group Inc (a)	47,538	1,178	Terna Rete Elettrica Nazionale SpA	1,289,777	4,160
SinoPac Financial Holdings Co Ltd	2,121,000	450

		3,644	Electric Products - Miscellaneous (0.54%)

			LG Electronics Inc	18,941	1,414
Diversified Manufacturing Operations (0.13%)			Mitsubishi Electric Corp	761,000	4,718
Cookson Group PLC	389,603	1,263	Vossloh AG	7,486	570

Ten Cate NV	14,102	299			6,702

		1,562

			Electronic Components - Miscellaneous (0.09%)
Diversified Minerals (1.33%)			Chemring Group PLC	17,717	455
African Rainbow Minerals Ltd	25,912	265	Hon Hai Precision Industry Co Ltd	181,507	438
Anglo American PLC	195,880	4,918	Hosiden Corp	21,500	226

BHP Billiton Ltd	167,549	3,219			1,119

BHP Billiton PLC	166,990	2,838
Mitsui Mining Co Ltd	168,500	322	Electronic Components - Semiconductors (0.40%)
Pan Australian Resources Ltd (a)	566,436	82	MediaTek Inc	181,000	1,621
Straits Resources Ltd	82,253	72	Samsung Electronics Co Ltd	8,047	3,393

Tek Cominco Limited (a)	192,300	1,914			5,014

Xstrata PLC	165,442	2,830	E-Marketing & Information (0.04%)

		16,460	CyberAgent Inc	537	479

Diversified Operations (1.78%)
			Energy (0.04%)
GEA Group AG	214,860	3,096
			Centennial Coal Company Ltd	185,102	435
Groupe Bruxelles Lambert SA	77,868	5,720
GS Holdings Corp	20,191	403	Engineering - Research & Development Services (0.04%)
Haci Omer Sabanci Holding AS ADR	3	-	Imtech NV	13,491	206
Hutchison Whampoa Ltd	834,000	4,507	WSP Group PLC	64,220	300

Inmarsat PLC	322,590	2,201			506

LG Corp	20,683	828
Mitie Group	241,542	736	Enterprise Software & Services (1.02%)
			Autonomy Corp PLC (a)	295,736	4,703
Noble Group Ltd	3,644,400	2,653
			Aveva Group PLC	22,383	286
Shanghai Industrial Holdings Ltd	370,000	588
			Axon Group PLC	47,666	487
Wharf Holdings Ltd	708,972	1,415

			Hitachi Software Engineering Co Ltd	26,200	369
		22,147

			Open Text Corp (a)	9,500	241
E-Commerce - Services (0.43%)			SAP AG	176,107	6,216
Rakuten Inc	10,701	5,305	Temenos Group AG (a)	32,886	412

					12,714

Electric - Generation (0.08%)
CEZ	22,233	972	Entertainment Software (0.26%)
			UBISOFT Entertainment (a)	62,158	3,286
Electric - Integrated (3.56%)
Atco Ltd	17,900	584

See accompanying notes

266

Schedule of Investments
Diversified International Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Feminine Health Care Products (0.09%)			Gas - Distribution (continued)
Hengan International Group Co Ltd	410,000 $	1,144	Korea Gas Corp	19,815 $	746

					10,628

Finance - Credit Card (0.20%)
Aeon Credit Service Co Ltd	173,654	1,850	Gold Mining (0.52%)
Redecard SA	61,200	664	Barrick Gold Corp. (a)	268,800	6,146

		2,514	Red Back Mining Inc (a)	73,862	291

					6,437

Finance - Investment Banker & Broker (0.36%)
Mediobanca SpA	339,599	3,877	Import & Export (1.78%)
Tullett Prebon PLC	112,595	431	ITOCHU Corp	981,000	5,184
Van der Moolen Holding NV (a)	50,940	174	Marubeni Corp	844,000	3,279

		4,482	Mitsubishi Corp	493,900	8,279

			Mitsui & Co Ltd	550,000	5,329

Finance - Mortgage Loan/Banker (0.06%)					22,071

Housing Development Finance Corp	20,651	750
			Industrial Audio & Video Products (0.03%)
Finance - Other Services (0.42%)			EVS Broadcast Equipment SA	6,555	423
Grupo Financiero Banorte SAB de CV	314,500	576
IG Group Holdings PLC	879,119	4,111	Industrial Automation & Robots (0.01%)
Intermediate Capital Group PLC	17,683	275	Manz Automation AG (a)	1,040	97
Japan Securities Finance Co Ltd	64,500	297	Industrial Gases (0.51%)

		5,259	Air Water Inc	48,000	452

Food - Catering (0.56%)			Linde AG	69,203	5,821

Compass Group PLC	1,494,515	6,956			6,273

Food - Miscellaneous/Diversified (3.06%)			Instruments - Controls (0.02%)
Fuji Oil Co Ltd	43,000	494	Rotork PLC	21,797	261
Maruha Nichiro Holdings Inc	181,000	276	Internet Application Software (0.15%)
Nestle SA	666,763	25,928	Tencent Holdings Ltd	250,800	1,826
Nisshin Oillio Group Ltd/The	76,000	360
Nutreco Holding NV	13,363	426	Internet Content - Information & News (0.04%)
Unilever PLC	469,105	10,546	Kakaku.com Inc	188	553

		38,030

			Investment Companies (0.47%)
Food - Retail (1.98%)			Investor AB	359,000	5,414
Casino Guichard Perrachon SA	48,229	3,371
			Pargesa Holding SA	5,488	421

Cia Brasileira de Distribuicao Grupo Pao de
Acucar ADR	24,895	745			5,835

Colruyt SA	21,472	4,826	Leisure & Recreation Products (0.03%)
Jeronimo Martins SGPS SA	678,791	3,464	Fields Corp	293	363
Koninklijke Ahold NV	629,298	6,756
WM Morrison Supermarkets PLC	1,208,171	5,149	Life & Health Insurance (0.93%)
X 5 Retail Group NV (a)	23,425	239	China Life Insurance Co Ltd	435,000	1,163

		24,550	Power Corp Of Canada	181,900	3,954

			Sanlam Ltd	604,072	991
Forestry (0.20%)			T&D Holdings Inc	141,950	5,423

Sino-Forest Corp (a)	267,800	2,506
					11,531

Gambling (Non-Hotel) (0.03%)			Machinery - Construction & Mining (0.02%)
Paddy Power PLC	25,240	430	Danieli & Co SpA	16,553	206

Gas - Distribution (0.86%)
GDF Suez	222,003	9,882

See accompanying notes

267

Schedule of Investments
Diversified International Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Electrical (0.04%)			Metal - Diversified (0.82%)
Konecranes Oyj	25,667 $	436	Nippon Denko Co Ltd	48,000 $	220
			Rio Tinto Ltd	61,933	3,204
Machinery - General Industry (0.06%)			Rio Tinto PLC	145,078	6,779

Bucher Industries AG	4,125	446			10,203

STX Engine Co Ltd	22,720	249

		695	Metal - Iron (0.02%)

			Labrador Iron Ore Royalty Income Fund	10,300	283
Machinery Tools & Related Products (0.04%)
Gildemeister AG	30,578	298	Metal Processors & Fabrication (0.04%)
Meyer Burger Technology AG (a)	1,708	238	Jiangxi Copper Co Ltd	935,000	460

		536

			Miscellaneous Manufacturers (0.02%)
Medical - Biomedical/Gene (0.42%)			Faiveley SA	4,052	239
CSL Ltd/Australia	204,000	4,961	RHI AG (a)	1,744	27

Intercell AG (a)	9,163	257			266

		5,218

			Mortgage Banks (0.04%)
Medical - Drugs (9.36%)			Home Capital Group Inc	23,500	544
Actelion Ltd (a)	86,652	4,578
Astellas Pharma Inc	152,400	6,138	Multi-Line Insurance (2.29%)
AstraZeneca PLC	334,567	14,184	ACE Ltd	69,263	3,973
China Pharmaceutical Group Ltd	2,298,000	453	AXA SA	185,239	3,539
Cipla Ltd/India	214,159	779	Baloise Holding AG	75,274	4,024
GlaxoSmithKline PLC	647,094	12,445	Ping An Insurance Group Co of China Ltd	231,500	990
Grifols SA	214,999	4,279	Sampo Oyj	396,479	7,945
Hisamitsu Pharmaceutical Co Inc	118,900	4,956	Zurich Financial Services AG	38,949	7,902

Mitsubishi Tanabe Pharma Corp	461,000	4,852			28,373

Nichi-iko Pharmaceutical Co Ltd	15,400	325
			Multimedia (0.85%)
Novartis AG	423,487	21,495
			Vivendi	405,558	10,601
Novo Nordisk A/S	182,850	9,801
Roche Holding AG	126,869	19,402	Non-Ferrous Metals (0.03%)
Shire PLC	315,074	4,131	Korea Zinc Co Ltd	6,128	307
Takeda Pharmaceutical Co Ltd	167,600	8,327

		116,145	Oil - Field Services (0.65%)

Medical - Generic Drugs (0.29%)			Fugro NV	75,964	2,714
Teva Pharmaceutical Industries Ltd ADR	84,016	3,603	John Wood Group PLC	552,710	2,139
			Petrofac Ltd	466,862	3,219

Medical - Nursing Homes (0.03%)					8,072

Orpea (a)	12,481	406	Oil & Gas Drilling (0.19%)
			Precision Drilling Trust (a)	218,500	2,357
Medical Instruments (0.02%)
Sysmex Corp	8,795	273	Oil Company - Exploration & Production (1.79%)
			Afren PLC (a)	277,869	214
Medical Products (0.09%)			Birchcliff Energy Ltd (a)	33,300	164
Hogy Medical Co Ltd	7,800	431
			Canadian Oil Sands Trust	107,400	2,882
SSL International PLC	94,664	640

			CNOOC Ltd	2,509,000	2,060
		1,071

			Crescent Point Energy Trust (a)	24,294	563
Metal - Copper (0.08%)			EnCana Corp (a)	128,698	6,538
Antofagasta PLC	137,788	853	Gazprom OAO ADR	20,250	403
Quadra Mining Ltd (a)	40,400	168	JKX Oil & Gas PLC	60,109	147

		1,021	NAL Oil & Gas Trust	32,100	261

See accompanying notes

268

Schedule of Investments
Diversified International Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Property & Casualty Insurance (continued)
(continued)			Fairfax Financial Holdings Ltd (a)	14,100 $	3,872
NovaTek OAO	14,416 $	567	Hiscox Ltd	72,937	289
Oao Gazprom (a)(b)(c)	6,868	351	Millea Holdings Inc	278,900	8,603
Oao Gazprom (a)	160,541	3,283	Mitsui Sumitomo Insurance Group Holdings
Origin Energy Ltd	371,429	3,895	Inc	246,000	6,836
PTT Exploration & Production PCL	89,300	218	RSA Insurance Group PLC	3,097,999	6,895

TriStar Oil and Gas Ltd (a)	46,600	396			27,608

Vermilion Energy Trust	10,339	256

			Publishing - Books (0.47%)
		22,198	Reed Elsevier NV	439,013	5,868

Oil Company - Integrated (6.65%)
BG Group PLC	861,506	12,647	Real Estate Management & Services (0.08%)
BP PLC	2,259,928	18,431	Deutsche Euroshop AG	27,895	715
China Petroleum & Chemical Corp	1,046,000	687	PSP Swiss Property AG (a)	6,857	297

ENI SpA	475,122	11,340			1,012

LUKOIL ADR	57,972	2,249	Real Estate Operator & Developer (1.31%)
PetroChina Co Ltd	1,955,494	1,470	Brookfield Asset Management Inc (a)	290,638	5,088
Petroleo Brasileiro SA ADR	159,054	4,277	Cheung Kong Holdings Ltd	517,000	4,964
Royal Dutch Shell PLC - A shares	201,903	5,554	Cyrela Brazil Realty SA	86,700	413
Royal Dutch Shell PLC - B shares	228,706	6,201	Mitsui Fudosan Co Ltd	333,000	5,808

Sasol Ltd	65,414	1,931			16,273

StatoilHydro ASA	317,000	6,376
Total SA	206,087	11,337	REITS - Diversified (0.55%)

			Eurocommercial Properties NV	20,712	686
		82,500

			Suntec Real Estate Investment Trust	541,258	259
Oil Field Machinery & Equipment (0.01%)			Unibail-Rodamco	38,826	5,823

Wellstream Holdings PLC	20,629	144			6,768

Oil Refining & Marketing (0.21%)			REITS - Office Property (0.02%)
Reliance Industries Ltd (c)	29,006	1,656	Cofinimmo	1,694	211
Tupras-Turkiye Petrol Rafinerileri AS	77,530	979

		2,635	REITS - Shopping Centers (0.06%)

			Vastned Retail NV	13,778	705
Pastoral&Agricultural (0.01%)
Great Wall Enterprise Co	140,000	86	Retail - Apparel & Shoe (0.47%)
			Fast Retailing Co Ltd	55,243	5,889
Petrochemicals (0.01%)
PTT Chemical PLC (a)(b)	153,700	145	Retail - Automobile (0.04%)
			PT Astra International Tbk	662,000	551
Platinum (0.04%)
Impala Platinum Holdings Ltd	45,026	470	Retail - Bookstore (0.03%)
			WH Smith PLC	70,484	424
Power Converter & Supply Equipment (0.02%)
Canadian Solar Inc (a)	13,749	133	Retail - Building Products (0.04%)
Chloride Group PLC	54,422	116	Kohnan Shoji Co Ltd	42,400	464

		249

			Retail - Computer Equipment (0.22%)
Printing - Commercial (0.05%)			Game Group PLC	1,321,002	2,766
Nissha Printing Co Ltd	11,100	617
			Retail - Consumer Electronics (0.03%)
Property & Casualty Insurance (2.22%)			JB Hi-Fi Ltd	53,880	316
Beazley Group PLC	411,205	703
Dongbu Insurance Co Ltd	40,300	410

See accompanying notes

269

Schedule of Investments
Diversified International Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Convenience Store (1.31%)			Telecommunication Services (0.87%)
Circle K Sunkus Co Ltd	18,200 $	309	Bharti Airtel Ltd (a)	76,028 $	1,026
FamilyMart Co Ltd	223,500	8,855	Cable & Wireless PLC	2,414,002	4,788
Lawson Inc	144,000	7,038	Chunghwa Telecom Co Ltd	1,252,950	2,073

		16,202	Digi.Com BHD	143,900	749

Retail - Drug Store (0.36%)			Telefonica O2 Czech Republic AS	37,713	806
Shoppers Drug Mart Corp	116,600	4,489	Telekomunikacja Polska SA	143,325	1,083
			Telenet Group Holding NV (a)	18,467	287

Retail - Major Department Store (0.03%)					10,812

David Jones Ltd	184,715	380	Telephone - Integrated (5.25%)
			Bezeq Israeli Telecommunication Corp Ltd	621,334	928
Retail - Music Store (0.03%)
			Deutsche Telekom AG	596,891	8,863
HMV Group PLC	259,427	413
			France Telecom SA	362,586	9,143
Rubber & Plastic Products (0.08%)			KDDI Corp	913	5,470
Ansell Ltd	78,675	662	Koninklijke (Royal) KPN NV	713,105	10,043
Kureha Corp	76,000	337	Magyar Telekom Telecommunications PLC	76,029	240

		999	Nippon Telegraph & Telephone Corp	2,179	8,892

			Tele Norte Leste Participacoes SA ADR	70,351	955
Rubber & Vinyl (0.03%)			Telefonica SA	670,268	12,410
TSRC Corp	551,000	385	Telefonos de Mexico SAB de CV ADR	68,705	1,231
Satellite Telecommunications (0.25%)			Telstra Corp Ltd	2,551,756	7,024

Eutelsat Communications	145,046	3,113			65,199

			Textile - Apparel (0.00%)
Schools (0.36%)			Far Eastern Textile Co Ltd	540	-
Benesse Corp	105,300	4,423
			Tobacco (2.29%)
Security Services (0.40%)			British American Tobacco PLC	361,046	9,909
G4S PLC	1,489,942	4,515	Imperial Tobacco Group PLC	309,511	8,301
Prosegur Cia de Seguridad SA	14,833	421	Japan Tobacco Inc	2,624	9,309

		4,936	KT&G Corp	15,069	967

Semiconductor Component - Integrated Circuits (0.20%)					28,486

Taiwan Semiconductor Manufacturing Co Ltd	1,703,075	2,478	Tools - Hand Held (0.03%)
			Hitachi Koki Co Ltd	44,024	338
Soap & Cleaning Products (0.67%)
Reckitt Benckiser Group PLC	196,200	8,277	Toys (0.89%)
			Nintendo Co Ltd	34,400	11,053
Steel - Producers (0.52%)
Angang Steel Co Ltd	398,000	244	Transport - Marine (0.24%)
ArcelorMittal	154,111	4,001	Euronav NV	10,266	150
Dongkuk Steel Mill Co Ltd	28,410	462	Inui Steamship Co Ltd	36,800	278
Evraz Group SA (b)	25,809	399	Jinhui Shipping & Transportation Ltd	38,528	52
POSCO ADR	19,381	1,302	Mitsui OSK Lines Ltd	479,700	2,505

		6,408			2,985

Steel - Specialty (0.35%)			Transport - Rail (0.79%)
Hitachi Metals Ltd	551,000	4,143	East Japan Railway Co	898	6,390
Sanyo Special Steel Co Ltd	86,000	246	MTR Corp	1,521,000	3,371

		4,389			9,761

Telecommunication Equipment (0.49%)			Transport - Services (0.55%)
Vodafone Group PLC	3,171,537	6,101	Firstgroup Plc	485,050	3,193

See accompanying notes

270

Schedule of Investments
Diversified International Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			SHORT TERM INVESTMENTS (3.81%)
Transport - Services (continued)			Commercial Paper (3.81%)
Koninklijke Vopak NV	11,103 $	360	Investment in Joint Trading Account; HSBC
Viterra Inc (a)	524,180	3,327	Funding

		6,880	0.25%, 11/ 3/2008	$ 23,666 $	23,666

			Investment in Joint Trading Account;
Transport - Truck (0.04%)			Prudential Funding
Hitachi Transport System Ltd	38,200	511	0.30%, 11/ 3/2008	23,666	23,666

					47,332

Travel Services (0.02%)
Flight Centre Ltd	31,941	299	TOTAL SHORT TERM INVESTMENTS		$ 47,332

			REPURCHASE AGREEMENTS (2.56%)
Water (0.07%)			Money Center Banks (2.56%)
Northumbrian Water Group PLC	164,515	827	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%;
Water Treatment Systems (0.29%)			dated 10/31/2008 maturing 11/03/2008
Kurita Water Industries Ltd	159,900	3,648	(collateralized by Sovereign Agency
			Issues; $32,746,000; 2.75% - 5.38%; dated
Web Portals (0.23%)			11/28/08 - 02/13/17)	$ 31,792 $	31,792

Iliad SA	2,936	232	TOTAL REPURCHASE AGREEMENTS		$ 31,792

LG Dacom Corp	60,740	859	Total Investments		$ 1,247,667
Netease.com ADR (a)	22,961	517	Liabilities in Excess of Other Assets, Net - (0.50)%		(6,180)

NHN Corp (a)	7,665	816	TOTAL NET ASSETS - 100.00%		$ 1,241,487

So-net Entertainment Corp	222	408

		2,832
			(a) Non-Income Producing Security

TOTAL COMMON STOCKS	$ 1,159,678		(b)	Market value is determined in accordance with procedures established in

PREFERRED STOCKS (0.72%)				good faith by the Board of Directors. At the end of the period, the value
				of these securities totaled $5,121 or 0.41% of net assets.
Commercial Banks (0.16%)			(c)	Security exempt from registration under Rule 144A of the Securities Act
Banco Itau Holding Financeira SA	179,501	1,939		of 1933. These securities may be resold in transactions exempt from
				registration, normally to qualified institutional buyers. Unless otherwise
Diversified Minerals (0.31%)				indicated, these securities are not considered illiquid. At the end of the
Cia Vale do Rio Doce	329,780	3,825		period, the value of these securities totaled $2,007 or 0.16% of net
			assets.
Electric - Distribution (0.09%)
			Unrealized Appreciation (Depreciation)
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	90,340	1,109	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:

Food - Meat Products (0.01%)			Unrealized Appreciation		$ 16,469
Sadia SA	80,608	161
			Unrealized Depreciation		(572,392)

Investment Companies (0.00%)			Net Unrealized Appreciation (Depreciation)		(555,923)
Lereko Mobility Pty Ltd	3,348	11	Cost for federal income tax purposes		1,803,590
			All dollar amounts are shown in thousands (000's)
Steel - Producers (0.15%)
Gerdau SA	89,500	569
Usinas Siderurgicas de Minas Gerais SA	97,829	1,251

		1,820

TOTAL PREFERRED STOCKS	$ 8,865

See accompanying notes

271

Schedule of Investments Diversified International Fund

October 31, 2008

Portfolio Summary (unaudited)

Country	Percent

Japan	19.94%
United Kingdom	18.85%
Switzerland	7.82%
United States	6.41%
France	6.28%
Canada	5.99%
Germany	4.17%
Netherlands	3.53%
Italy	3.23%
Hong Kong	3.05%
Spain	2.87%
Australia	2.17%
Brazil	1.55%
Korea, Republic Of	1.44%
Sweden	1.37%
Finland	1.13%
China	1.10%
Singapore	1.07%
Belgium	0.96%
Taiwan, Province Of China	0.95%
Denmark	0.79%
Russian Federation	0.72%
Norway	0.72%
India	0.58%
South Africa	0.57%
Mexico	0.48%
Israel	0.47%
Greece	0.41%
Luxembourg	0.38%
Portugal	0.28%
Thailand	0.26%
Czech Republic	0.22%
Turkey	0.20%
Poland	0.14%
Indonesia	0.12%
Malaysia	0.11%
Qatar	0.04%
Ireland	0.04%
Egypt	0.03%
Bermuda	0.02%
Austria	0.02%
Hungary	0.02%
Liabilities in Excess of Other Assets, Net	(0.50%)

TOTAL NET ASSETS	100.00%

See accompanying notes

272

Schedule of Investments
Equity Income Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.75%)			COMMON STOCKS (continued)
Aerospace & Defense (1.45%)			Diversified Manufacturing Operations (3.43%)
Boeing Co	377,500 $	19,732	General Electric Co	1,532,700 $	29,903
General Dynamics Corp	191,100	11,527	Honeywell International Inc	420,700	12,810

		31,259	Parker Hannifin Corp	523,700	20,304

Agricultural Operations (0.66%)			Tyco International Ltd	436,000	11,022

Archer-Daniels-Midland Co	690,200	14,308			74,039

			Electric - Integrated (4.60%)
Apparel Manufacturers (0.57%)			FPL Group Inc	813,700	38,439
VF Corp	224,200	12,353	Progress Energy Inc	1,000,400	39,386
			Xcel Energy Inc	1,231,000	21,444

Applications Software (1.43%)
					99,269

Microsoft Corp	1,385,000	30,927
			Electric Products - Miscellaneous (0.99%)
Auto - Car & Light Trucks (0.73%)			Emerson Electric Co	648,800	21,235
Daimler AG	458,588	15,821
			Electronic Components - Semiconductors (2.80%)
Auto - Medium & Heavy Duty Trucks (0.49%)			Intel Corp	3,034,200	48,547
Paccar Inc	360,500	10,541	Microchip Technology Inc	477,900	11,771

					60,318

Auto/Truck Parts & Equipment - Original (0.29%)
Johnson Controls Inc	357,400	6,337	Electronics - Military (1.18%)
			L-3 Communications Holdings Inc	312,600	25,374
Beverages - Non-Alcoholic (1.16%)
Coca-Cola Co/The	567,800	25,017	Fiduciary Banks (3.19%)
			Bank of New York Mellon Corp/The	1,512,380	49,303
Beverages - Wine & Spirits (0.59%)			State Street Corp	450,400	19,525

Diageo PLC ADR	203,800	12,674			68,828

			Food - Miscellaneous/Diversified (2.64%)
Brewery (0.32%)
			Cadbury PLC ADR	594,900	21,999
Molson Coors Brewing Co	185,700	6,938
			Kraft Foods Inc	1,196,423	34,864

Chemicals - Diversified (1.29%)					56,863

Bayer AG ADR	182,800	10,092	Food - Retail (0.40%)
EI Du Pont de Nemours & Co	553,400	17,709	Safeway Inc	404,400	8,602

		27,801

			Forestry (0.78%)
Commercial Banks (1.79%)
			Weyerhaeuser Co	437,700	16,729
BB&T Corp	1,078,064	38,649
			Gas - Distribution (1.41%)
Commercial Services - Finance (0.51%)
			Sempra Energy	714,600	30,435
Automatic Data Processing Inc	313,300	10,950
			Industrial Gases (0.42%)
Computers (1.73%)
			Air Products & Chemicals Inc	154,100	8,958
Hewlett-Packard Co	975,300	37,334
			Investment Companies (0.32%)
Distribution & Wholesale (1.21%)
			American Capital Ltd	488,397	6,862
Genuine Parts Co	663,441	26,106
			Investment Management & Advisory Services (2.14%)
Diversified Banking Institutions (3.40%)
			AllianceBernstein Holding LP	639,291	14,985
Barclays PLC ADR	1,004,370	10,817
			Franklin Resources Inc	459,300	31,232

JP Morgan Chase & Co	1,512,500	62,391

					46,217

		73,208

			Life & Health Insurance (0.81%)
			Lincoln National Corp	506,300	8,729

See accompanying notes		273

Schedule of Investments
Equity Income Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Regional Banks (4.98%)
Unum Group	560,700 $	8,831	PNC Financial Services Group Inc	567,300 $	37,822

		17,560	US Bancorp	859,400	25,619

Medical - Drugs (8.08%)			Wells Fargo & Co	1,288,900	43,887

Abbott Laboratories	456,600	25,182			107,328

AstraZeneca PLC ADR	342,500	14,543	REITS - Diversified (0.32%)
Bristol-Myers Squibb Co	2,058,600	42,304	Vornado Realty Trust	99,000	6,984
Merck & Co Inc/NJ	645,500	19,978
Novartis AG ADR	542,900	27,682	REITS - Hotels (0.31%)
Wyeth	1,386,000	44,601	Host Hotels & Resorts Inc	638,100	6,598

		174,290

			REITS - Mortgage (1.09%)
Medical - Generic Drugs (1.13%)			Annaly Capital Management Inc	1,689,300	23,481
Teva Pharmaceutical Industries Ltd ADR	566,900	24,309
			REITS - Shopping Centers (0.18%)
Metal - Aluminum (0.53%)			Kimco Realty Corp	171,900	3,882
Alcoa Inc	989,000	11,383
			REITS - Warehouse & Industrial (0.57%)
Metal - Diversified (0.63%)			AMB Property Corp	251,800	6,051
Freeport-McMoRan Copper & Gold Inc	469,100	13,651	Prologis	448,300	6,276

					12,327

Motorcycle/Motor Scooter (0.86%)
Harley-Davidson Inc	758,036	18,557	Retail - Discount (3.58%)
			Wal-Mart Stores Inc	1,382,700	77,169
Multi-Line Insurance (5.25%)
ACE Ltd	1,037,300	59,499	Retail - Drug Store (0.41%)
Allstate Corp/The	674,409	17,798	CVS/Caremark Corp	285,600	8,754
Hartford Financial Services Group Inc	1,363,442	14,071
			Retail - Restaurants (1.94%)
MetLife Inc	659,800	21,918

			McDonald's Corp	722,600	41,860
		113,286

Multimedia (0.68%)			Semiconductor Component - Integrated Circuits (1.35%)
Walt Disney Co/The	566,600	14,675	Taiwan Semiconductor Manufacturing Co
			Ltd ADR	3,525,385	29,120
Oil Company - Exploration & Production (2.27%)
Enerplus Resources Fund	668,100	17,845	Steel - Producers (0.43%)
Penn West Energy Trust	1,273,600	22,747	United States Steel Corp	251,700	9,283

XTO Energy Inc	232,300	8,351	Telecommunication Equipment (0.80%)

		48,943	Vodafone Group PLC ADR	894,662	17,240

Oil Company - Integrated (1.87%)
Chevron Corp	312,200	23,290	Telephone - Integrated (6.45%)
Marathon Oil Corp	584,100	16,997	AT&T Inc	2,265,600	60,650

		40,287	Telstra Corp Ltd ADR	414,400	5,773

			Verizon Communications Inc	2,191,200	65,013
Oil Refining & Marketing (0.45%)			Windstream Corp	1,006,284	7,557

Valero Energy Corp	475,700	9,790
					138,993

Pipelines (2.01%)			Television (1.14%)
Enterprise Products Partners LP	299,100	7,298	CBS Corp	2,537,083	24,635
Kinder Morgan Energy Partners LP	416,700	22,523
Spectra Energy Corp	693,900	13,413	Tobacco (1.05%)

		43,234	Lorillard Inc	344,100	22,662

See accompanying notes

274

Schedule of Investments
Equity Income Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (3.72%)
Toys (1.74%)			Money Center Banks (3.72%)
Mattel Inc	2,502,194 $	37,583	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%;
Transport - Rail (2.92%)			dated 10/31/2008 maturing 11/03/2008
Norfolk Southern Corp	267,300	16,022	(collateralized by Sovereign Agency
			Issues; $82,520,000; 2.75% - 5.38%; dated
Union Pacific Corp	703,400	46,966	11/28/08 - 02/13/17)	$ 80,117 $	80,117

		62,988	TOTAL REPURCHASE AGREEMENTS	$ 80,117

TOTAL COMMON STOCKS	$ 2,064,804		Total Investments	$ 2,165,298

	Principal		Liabilities in Excess of Other Assets, Net - (0.41)%		(8,738)

	Amount	Value	TOTAL NET ASSETS - 100.00%	$ 2,156,560

	(000's)	(000's)

BONDS (0.93%)
Diversified Banking Institutions (0.59%)			(a)	Variable Rate. Rate shown is in effect at October 31, 2008.
Bank of America Corp
8.00%, 12/29/2049 (a)	$ 17,030	12,751	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Electric - Integrated (0.09%)			of investments held by the fund as of the period end were as follows:
Texas-New Mexico Power Co
6.25%, 1/15/2009	1,875	1,868	Unrealized Appreciation	$ 159,367
			Unrealized Depreciation		(590,269)

Medical - Drugs (0.05%)			Net Unrealized Appreciation (Depreciation)		(430,902)
Wyeth			Cost for federal income tax purposes		2,596,200
7.25%, 3/ 1/2023	1,175	1,118	All dollar amounts are shown in thousands (000's)

Telecommunication Services (0.17%)			Portfolio Summary (unaudited)

Telus Corp			Sector		Percent

8.00%, 6/ 1/2011	3,775	3,710
			Financial		28.66%
			Consumer, Non-cyclical		16.59%
Television (0.03%)			Consumer, Cyclical		11.83%
CBS Corp			Industrial		9.97%
7.88%, 9/ 1/2023	950	680	Communications		9.27%

TOTAL BONDS	$ 20,127		Technology		7.31%
			Energy		6.60%

U.S. GOVERNMENT & GOVERNMENT AGENCY			Utilities		6.10%
OBLIGATIONS (0.01%)			Basic Materials		4.07%
Federal Home Loan Mortgage Corporation			Mortgage Securities		0.01%
(FHLMC) (0.01%)			Liabilities in Excess of Other Assets, Net		(0.41%)

6.50%, 9/ 1/2030	187	191	TOTAL NET ASSETS		100.00%

7.00%, 9/ 1/2030	58	59

		250

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 250

See accompanying notes

275

Schedule of Investments
Global Equity Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.41%)			COMMON STOCKS (continued)
Advertising Sales (0.67%)			Commercial Banks (continued)
Focus Media Holding Ltd ADR (a)	6,500 $	120	Zions Bancorporation	4,500 $		172

						848

Aerospace & Defense (1.20%)
Boeing Co	4,150	217	Commercial Services (0.46%)
			Quanta Services Inc (a)	4,150		82
Aerospace & Defense Equipment (2.41%)
BE Aerospace Inc (a)	9,650	124	Computer Aided Design (0.79%)
United Technologies Corp	5,650	311	Autodesk Inc (a)	6,650		142

		435	Computers (2.07%)

Applications Software (2.20%)			IBM Corp	4,000		372
Microsoft Corp	17,750	396
			Cosmetics & Toiletries (1.77%)
Auto - Car & Light Trucks (1.71%)			Procter & Gamble Co	4,950		320
Toyota Motor Corp	7,900	309
			Disposable Medical Products (0.64%)
Beverages - Non-Alcoholic (1.06%)			CR Bard Inc	1,300		115
Hansen Natural Corp (a)	7,550	191
			Distribution & Wholesale (0.38%)
Beverages - Wine & Spirits (1.01%)			Wolseley PLC	12,627		69
Pernod-Ricard SA	2,802	182
			Diversified Banking Institutions (5.27%)
Brewery (0.81%)			Bank of America Corp	12,100		293
Fomento Economico Mexicano SAB de CV			Barclays PLC	40,700		116
ADR	5,750	145	HSBC Holdings PLC	22,000		262
			Societe Generale	2,300		125
Building & Construction - Miscellaneous (0.98%)
			UniCredito Italiano SpA	62,869		154

Bouygues SA	4,150	177
						950

Building Products - Cement & Aggregate (0.71%)			Diversified Manufacturing Operations (1.85%)
Lafarge SA	1,925	127	Danaher Corp	1,750		104
			Siemens AG	3,816		229

Cable TV (1.12%)						333

Comcast Corp - Class A	12,800	202
			Diversified Minerals (1.58%)
Cellular Telecommunications (0.64%)			BHP Billiton PLC	12,795		217
China Mobile Ltd	13,000	114	Cia Vale do Rio Doce ADR	5,080		67

						284

Chemicals - Diversified (2.02%)
			Electric - Integrated (2.79%)
Bayer AG	3,900	218
			Duke Energy Corp	13,150		215
Symrise AG	11,904	145

			E.ON AG	7,500		287

		363

						502

Chemicals - Specialty (0.34%)
			Electronic Components - Miscellaneous (1.16%)
Rhodia SA	7,091	61
			Murata Manufacturing Co Ltd	4,800		165

Commercial Banks (4.71%)			Nidec Corp	800		43

Bank Rakyat Indonesia	318,500	97				208

China Merchants Bank Co Ltd	59,500	91	Fiduciary Banks (0.71%)
Intesa Sanpaolo SpA	58,900	216	State Street Corp	2,950		128
Piraeus Bank SA	10,300	131
Standard Chartered PLC	8,550	141	Finance - Other Services (1.58%)
			ICAP PLC	28,000		140

See accompanying notes

276

Schedule of Investments
Global Equity Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Other Services (continued)			Oil - Field Services (1.01%)
Man Group PLC	25,156 $	145	Weatherford International Ltd (a)	10,800 $		182

		285

			Oil Company - Exploration & Production (3.38%)
Food - Retail (2.91%)			Apache Corp	2,450		202
Safeway Inc	11,850	252	Occidental Petroleum Corp	2,796		155
Tesco PLC	49,675	272	Talisman Energy (a)	25,550		252

		524				609

Gold Mining (0.80%)			Oil Company - Integrated (5.42%)
Newmont Mining Corp	5,500	145	BG Group PLC	14,750		216
Hotels & Motels (0.96%)			Petroleo Brasileiro SA ADR	6,050		163
Accor SA	4,450	173	Royal Dutch Shell PLC - A Shares	3,600		100
			Total SA	9,050		498

Import & Export (1.92%)						977

Mitsubishi Corp	20,600	345	Pipelines (1.54%)
			El Paso Corp	28,550		277
Life & Health Insurance (0.84%)
Prudential Financial Inc	5,050	152	Real Estate Operator & Developer (1.85%)
			CapitaLand Ltd	52,000		104
Medical - Drugs (6.35%)
			Hang Lung Properties Ltd	94,000		230

Bristol-Myers Squibb Co	5,100	105
						334

Merck & Co Inc/NJ	12,150	376
Roche Holding AG	2,375	363	Semiconductor Component - Integrated Circuits (1.34%)
Sanofi-Aventis SA	1,600	101	Taiwan Semiconductor Manufacturing Co
Schering-Plough Corp	13,650	198	Ltd ADR	29,201		241

		1,143	Telecommunication Equipment (1.94%)

Medical - Generic Drugs (1.19%)			Vodafone Group PLC	181,500		349
Teva Pharmaceutical Industries Ltd ADR	5,000	214
			Telecommunication Equipment - Fiber Optics (0.77%)
Metal - Diversified (0.53%)			Corning Inc	12,750		138
Vedanta Resources PLC	6,850	95
			Telephone - Integrated (3.39%)
Metal Processors & Fabrication (0.23%)			AT&T Inc	14,000		375
Norsk Hydro ASA	9,971	42	Telefonica SA	12,750		236

						611

Multi-Line Insurance (3.71%)
AXA SA	7,700	147	Tobacco (3.25%)
MetLife Inc	7,700	256	Japan Tobacco Inc	76		270

Zurich Financial Services AG	1,305	265	Philip Morris International Inc	7,250		315

		668				585

Multimedia (2.55%)			Toys (1.43%)
News Corp	22,050	234	Nintendo Co Ltd	800		257
WPP Group PLC	37,650	225	Transport - Rail (2.89%)

		459	East Japan Railway Co	37		263

Networking Products (1.94%)			Norfolk Southern Corp	4,300		258

Cisco Systems Inc (a)	19,700	350				521

Non-Ferrous Metals (0.10%)			Transport - Services (0.65%)
Uranium One Inc (a)	21,200	18	Deutsche Post AG	10,712		117

See accompanying notes

277

		Schedule of Investments
		Global Equity Fund I
		October 31, 2008

	Shares	Value
	Held	(000's)

COMMON STOCKS (continued)
Web Portals (0.70%)
Google Inc (a)	350 $	126

Wireless Equipment (2.18%)
Nokia OYJ	11,300	173
Qualcomm Inc	5,750	220

		393

TOTAL COMMON STOCKS	$ 17,722

Total Investments	$ 17,722
Other Assets in Excess of Liabilities, Net - 1.59%		286

TOTAL NET ASSETS - 100.00%	$ 18,008

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 115
Unrealized Depreciation		(9,555)

Net Unrealized Appreciation (Depreciation)		(9,440)
Cost for federal income tax purposes		27,162
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Country		Percent

United States		42.74%
United Kingdom		12.48%
Japan		9.18%
France		8.84%
Germany		5.53%
Switzerland		3.49%
Italy		2.05%
Hong Kong		1.91%
Canada		1.50%
Taiwan, Province Of China		1.34%
Spain		1.31%
Brazil		1.27%
Israel		1.19%
China		1.18%
Finland		0.96%
Mexico		0.81%
Greece		0.73%
Singapore		0.58%
Netherlands		0.55%
Indonesia		0.54%
Norway		0.23%
Other Assets in Excess of Liabilities, Net		1.59%

TOTAL NET ASSETS		100.00%

See accompanying notes

278

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.42%)			COMMON STOCKS (continued)
Public Thoroughfares (0.68%)			REITS - Diversified (continued)
Macquarie Infrastructure Group	24,242 $	32	Hammerson PLC	3,666 $	42
			Klepierre	290	7
Real Estate Management & Services (6.78%)			Land Securities Group PLC	6,024	107
Aeon Mall Co Ltd	1,219	30	Liberty International PLC	3,614	40
Castellum AB	2,700	18	Mercialys SA	720	23
Citycon Oyj	4,919	12	Mirvac Group (b)	25,655	17
Conwert Immobilien Invest SE (a)	2,460	12	Mirvac Industrial Trust	58,051	7
Deutsche Euroshop AG	802	21	Mucklow A & J Group PLC	1,512	6
Hufvudstaden AB	2,388	15	PS Business Parks Inc	860	39
Mitsubishi Estate Co Ltd	7,677	137	Segro PLC	5,192	24
PSP Swiss Property AG (a)	745	32	Shaftesbury PLC	2,852	15
Servcorp Ltd	18,950	38	Stockland	14,076	38

		315	Unibail-Rodamco	1,041	156

Real Estate Operator & Developer (14.31%)			Vornado Realty Trust	1,870	132
APN Property Group Ltd	24,958	3	Wereldhave Belgium NV	176	10
CapitaLand Ltd	14,579	29	Wereldhave NV	312	26

China Overseas Land & Investment Ltd	66,330	75			1,050

FKP Property Group	23,341	18	REITS - Healthcare (6.93%)
Hang Lung Properties Ltd	18,476	45	HCP Inc	866	26
Helical Bar PLC	3,257	16	Health Care REIT Inc	479	21
Hongkong Land Holdings Ltd	11,238	31	LTC Properties Inc	1,120	27
Hysan Development Co Ltd	22,985	36	National Health Investors Inc	780	23
Mitsui Fudosan Co Ltd	6,393	111	Nationwide Health Properties Inc	2,327	70
Sino Land Co	35,052	31	Omega Healthcare Investors Inc	1,990	30
Sumitomo Realty & Development Co Ltd	4,647	76	Parkway Life Real Estate Investment Trust	22,600	12
Sun Hung Kai Properties Ltd	22,087	193	Senior Housing Properties Trust	2,000	38

		664	Ventas Inc	2,070	75

REITS - Apartments (7.71%)					322

American Campus Communities Inc	1,110	29	REITS - Hotels (0.82%)
AvalonBay Communities Inc	1,157	82	Host Hotels & Resorts Inc	3,691	38
Boardwalk Real Estate Investment Trust (a)	1,200	26
Equity Residential	1,578	55	REITS - Office Property (8.91%)
Essex Property Trust Inc	900	88	Alexandria Real Estate Equities Inc	677	47
Home Properties Inc	1,370	55	Boston Properties Inc	2,040	145
Northern Property Real Estate Investment			Cofinimmo	204	26
Trust	1,550	23	Corporate Office Properties Trust SBI MD	1,130	35

		358	Douglas Emmett Inc	2,200	33

REITS - Diversified (22.61%)			Macquarie Office Trust	50,980	10
Ascendas Real Estate Investment Trust	23,616	26	Nippon Building Fund Inc	8	77
Babcock & Brown Japan Property Trust	61,291	18	Nomura Real Estate Office Fund Inc	2	11
British Land Co PLC	4,721	47	Societe Immobiliere de Location pour
Canadian Real Estate Investment Trust	1,900	41	l'Industrie et le Commerce	224	20
Cominar Real Estate Investment Trust	1,700	28	Tishman Speyer Office Fund	48,749	10

Corio NV	907	49			414

Cromwell Group	78,209	32	REITS - Regional Malls (5.61%)
Digital Realty Trust Inc	1,500	50	General Growth Properties Inc	966	4
Entertainment Properties Trust	1,570	59	Simon Property Group Inc	2,990	200
Goodman Group	17,619	11

See accompanying notes

279

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2008

	Shares	Value	(a) Non-Income Producing Security
	Held	(000's)	(b)	Market value is determined in accordance with procedures established in

			good faith by the Board of Directors. At the end of the period, the value
COMMON STOCKS (continued)			of these securities totaled $17 or 0.37% of net assets.
REITS - Regional Malls (continued)
Taubman Centers Inc	1,680 $	56	Unrealized Appreciation (Depreciation)

		260	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

			of investments held by the fund as of the period end were as follows:
REITS - Shopping Centers (13.99%)
Acadia Realty Trust	1,300	23	Unrealized Appreciation	$ 24
CapitaMall Trust	22,626	30	Unrealized Depreciation	(2,767)

Centro Retail Group	109,370	8	Net Unrealized Appreciation (Depreciation)	(2,743)
Federal Realty Investment Trust	1,420	87	Cost for federal income tax purposes	7,193
Japan Retail Fund Investment Corp	4	14	All dollar amounts are shown in thousands (000's)
Kimco Realty Corp	1,560	35
Link REIT/The	39,460	71	Portfolio Summary (unaudited)

Macquarie CountryWide Trust	28,071	4	Country	Percent

Macquarie DDR Trust	204,007	13	United States	44.60%
RioCan Real Estate Investment Trust	4,800	67	Hong Kong	10.37%
Saul Centers Inc	900	33	Japan	9.85%
			Australia	8.96%
Tanger Factory Outlet Centers	1,620	59	United Kingdom	6.38%
Urstadt Biddle Properties Inc	1,650	27	France	4.44%
Vastned Retail NV	412	21	Canada	3.98%
			Singapore	2.09%
Westfield Group	14,174	157	Netherlands	2.06%

		649	Belgium	0.77%

			Sweden	0.72%
REITS - Single Tenant (1.11%)			Switzerland	0.69%
National Retail Properties Inc	2,890	52	Germany	0.44%
			Austria	0.26%
REITS - Storage (3.09%)			Finland	0.25%
Public Storage	1,760	143	Other Assets in Excess of Liabilities, Net	4.14%

			TOTAL NET ASSETS	100.00%

REITS - Warehouse & Industrial (0.87%)			Other Assets Summary (unaudited)

EastGroup Properties Inc	1,210	40

			Asset Type	Percent

TOTAL COMMON STOCKS	$ 4,337		Currency Contracts	60.20%

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (2.44%)
Money Center Banks (2.44%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%;
dated 10/31/2008 maturing 11/03/2008
(collateralized by Sovereign Agency
Issues; $58,000; 2.75% - 5.38%; dated
11/28/08 - 02/13/17)	$ 57 $	56
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $58,000; 2.63% - 4.63%;
dated 09/09/09 - 06/12/15)	57	57

		113

TOTAL REPURCHASE AGREEMENTS	$ 113

Total Investments	$ 4,450
Other Assets in Excess of Liabilities, Net - 4.14%		192

TOTAL NET ASSETS - 100.00%	$ 4,642

See accompanying notes

280

		Schedule of Investments
		Global Real Estate Securities Fund
			October 31, 2008

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Purchase Contracts	Date	to Accept	In Exchange For	Value	(Depreciation)

Australian Dollar	11/14/2008	596,050	$434	$395	$(39)
British Pound	11/14/2008	24,463	42	39	(3)
Canadian Dollar	11/14/2008	2,883	2	2	-
Danish Kroner	11/14/2008	329	-	-	-
Euro	11/14/2008	144,407	204	183	(21)
Hong Kong Dollar	11/14/2008	1,947,286	250	251	1
Japanese Yen	11/14/2008	42,185,900	406	428	22
New Zealand Dollar	11/14/2008	9,836	7	6	(1)
Norwegian Krone	11/14/2008	17,298	3	3	-
Poland Zloty	11/14/2008	26,903	11	10	(1)
Singapore Dollar	11/14/2008	125,320	88	85	(3)
Swedish Krona	11/14/2008	86,971	12	11	(1)
Swiss Franc	11/14/2008	8,740	8	8	-

					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Sale Contracts	Date	to Deliver	In Exchange For	Value	(Depreciation)

Australian Dollar	11/14/2008	705,945	$545	$468	$77
British Pound	11/14/2008	11,514	20	18	2
Canadian Dollar	11/14/2008	40,463	38	34	4
Euro	11/14/2008	138,830	197	177	20
Hong Kong Dollar	11/14/2008	2,291,824	295	295	-
Japanese Yen	11/14/2008	34,135,834	340	347	(7)
Singapore Dollar	11/14/2008	23,673	17	16	1
Swedish Krona	11/14/2008	137,312	21	18	3

All dollar amounts are shown in thousands (000's)

See accompanying notes

281

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (44.81%)			BONDS (continued)
Asset Backed Securities (4.21%)			Home Equity - Other (continued)
Chase Funding Mortgage Loan Asset-Backed			First NLC Trust
Certificates			3.49%, 5/25/2035 (a)	$ 1,678 $	1,393
3.55%, 9/25/2033 (a)	$ 225 $	174	JP Morgan Mortgage Acquisition Corp
3.49%, 12/25/2033 (a)	379	335	3.52%, 7/25/2035 (a)	470	464
Countrywide Asset-Backed Certificates			Morgan Stanley Home Equity Loan Trust
3.43%, 6/25/2037 (a)	3,500	2,038	3.43%, 2/25/2036 (a)	5,250	4,668
Credit-Based Asset Servicing and			Soundview Home Equity Loan Trust
Securitization LLC			3.35%, 7/25/2036 (a)(b)	949	932

3.43%, 3/25/2036 (a)	2,000	1,563			12,150

GMAC Mortgage Corp Loan Trust
3.44%, 8/25/2035 (a)	745	407	Mortgage Backed Securities (27.22%)
Long Beach Mortgage Loan Trust			Banc of America Commercial Mortgage Inc
3.37%, 10/25/2036 (a)	2,000	1,386	1.02%, 11/10/2038 (a)	1,821	34
SACO I Inc			0.31%, 3/11/2041 (a)(d)	31,742	176
3.40%, 6/25/2036 (a)	1,111	789	Banc of America Funding Corp
Saxon Asset Securities Trust			4.36%, 7/20/2036 (a)	1,753	1,594
3.42%, 3/25/2036 (a)(b)	5,000	4,457	4.56%, 7/20/2036 (a)	1,494	399
Structured Asset Investment Loan Trust			Bear Stearns Alt-A Trust
3.48%, 1/25/2036 (a)(b)	1,802	1,634	3.43%, 4/25/2037 (a)	1,042	495
Swift Master Auto Receivables Trust			Bear Stearns Commercial Mortgage Securities
4.66%, 6/15/2012 (a)	2,750	2,400	0.83%, 2/11/2041 (a)(d)	7,907	200

		15,183	Bear Stearns Mortgage Funding Trust

			3.47%, 7/25/2036 (a)	3,364	2,102
Automobile Sequential (0.16%)			Chase Mortgage Finance Corp
Capital Auto Receivables Asset Trust			5.01%, 7/25/2037 (a)	1,728	1,581
4.59%, 10/15/2009 (a)(b)	574	574
			Commercial Mortgage Pass Through Certificates
			0.07%, 12/10/2046 (a)(d)	25,877	226
Credit Card Asset Backed Securities (0.65%)
			Countrywide Alternative Loan Trust
Discover Card Master Trust			3.56%, 5/25/2035 (a)	316	139
5.65%, 3/16/2020	1,917	1,362
			Credit Suisse Mortgage Capital Certificates
Discover Card Master Trust I			5.47%, 9/15/2039	4,500	3,394
4.58%, 5/15/2011 (a)(b)	1,000	998

		2,360	6.00%, 9/15/2039 (a)	1,000	611

			0.09%, 12/15/2039	16,805	205
Finance - Mortgage Loan/Banker (9.20%)			5.38%, 2/15/2040 (a)	2,650	1,961
Fannie Mae			6.43%, 2/15/2041 (a)(d)	1,250	774
3.38%, 5/19/2011	5,800	5,827	CS First Boston Mortgage Securities Corp
5.25%, 8/ 1/2012 (c)	11,800	11,795	0.50%, 11/15/2036 (a)(d)	11,420	379
5.00%, 5/11/2017	7,750	7,615	Fannie Mae
6.63%, 11/15/2030	1,300	1,469	3.56%, 10/25/2018 (a)	505	497
Freddie Mac			5.00%, 8/25/2026	2,117	2,131
5.75%, 6/27/2016	2,400	2,309	3.46%, 4/25/2034 (a)	4,782	4,784
SLM Student Loan Trust			0.23%, 3/25/2036	28,341	278
3.62%, 10/25/2016 (a)(b)	1,356	1,351	6.50%, 2/25/2047	2,405	2,475
3.01%, 9/17/2018 (a)(b)	2,891	2,772	Fannie Mae Grantor Trust

		33,138	3.61%, 5/25/2035 (a)	1,906	1,938

Home Equity - Other (3.37%)			Fannie Mae Whole Loan
ACE Securities Corp			3.41%, 5/25/2035 (a)(b)	1,954	1,942
3.47%, 9/25/2035 (a)(b)	236	234	Federal Home Loan Banks
American Home Mortgage Investment Trust			5.46%, 11/27/2015	2,719	2,777
3.45%, 11/25/2030 (a)	1,951	907	Freddie Mac
Asset Backed Securities Corp Home Equity			4.50%, 7/15/2017	4,900	4,842
3.36%, 7/25/2036 (a)(b)	3,600	3,552	4.89%, 6/15/2018 (a)	3,038	2,987
			4.99%, 7/15/2023 (a)	5,061	4,840

See accompanying notes		282

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Freddie Mac (continued)			Merrill Lynch/Countrywide Commercial
4.79%, 4/15/2030 (a)	$ 4,438 $	4,336	Mortgage Trust (continued)
5.50%, 9/15/2031 (a)	1,375	1,354	0.12%, 12/12/2049 (a)(d)	$ 49,425 $	523
4.99%, 9/15/2033 (a)	308	296	Morgan Stanley Capital I
GE Capital Commercial Mortgage Corp			0.36%, 8/13/2042	159,688	2,185
5.61%, 4/10/2017 (a)	3,475	2,105	0.06%, 12/15/2043 (a)(d)	27,059	261
G-Force LLC			Residential Accredit Loans Inc
3.56%, 12/25/2039 (a)(d)	2,800	1,995	3.41%, 2/25/2037 (a)	1,361	671
Ginnie Mae			3.45%, 7/25/2037 (a)	2,392	1,453
1.57%, 10/16/2012 (a)	52,085	1,721	Wachovia Bank Commercial Mortgage Trust
3.89%, 7/16/2026	1,562	1,546	0.25%, 3/15/2042 (a)(d)	28,859	212
5.08%, 1/16/2030 (a)	1,502	1,513	0.64%, 5/15/2044 (a)(d)	93,426	1,462
4.26%, 2/16/2032	2,267	2,251	5.82%, 5/15/2046 (a)	2,600	1,564
0.88%, 6/17/2045 (a)	35,284	1,322	WaMu Mortgage Pass Through Certificates
0.75%, 11/16/2045	3,578	132	4.23%, 7/25/2044 (a)	223	208
1.12%, 5/16/2046 (a)	10,608	476	3.49%, 4/25/2045 (a)	481	288
			Washington Mutual Alternative Mortgage
1.06%, 10/16/2046	15,691	824	Pass-Through Certificates
Greenpoint Mortgage Funding Trust			3.54%, 6/25/2046 (a)	3,666	747

3.56%, 6/25/2045 (a)	220	106			98,090
Greenwich Capital Commercial Funding Corp

0.27%, 6/10/2036 (a)(d)	16,005	101	TOTAL BONDS	$ 161,495

5.91%, 7/10/2038	2,500	1,994	U.S. GOVERNMENT & GOVERNMENT AGENCY
0.32%, 3/10/2039 (a)(d)	54,769	824	OBLIGATIONS (73.08%)
GS Mortgage Securities Corp II			Federal Home Loan Mortgage Corporation
0.67%, 11/10/2039 (d)	30,349	846	(FHLMC) (20.35%)
Impac CMB Trust			5.00%, 11/ 1/2038 (e)	4,525	4,282
3.57%, 4/25/2035 (a)	619	265	5.50%, 1/ 1/2039 (e)	4,025	3,914
Indymac Index Mortgage Loan Trust			6.00%, 1/ 1/2039 (e)	6,135	6,102
3.59%, 4/25/2035 (a)	292	123	6.50%, 6/ 1/2017	227	233
JP Morgan Chase Commercial Mortgage			6.00%, 7/ 1/2017	86	87
Securities Corp			5.50%, 4/ 1/2018	652	654
0.34%, 9/12/2037 (a)	84,224	857	5.50%, 12/ 1/2018	3	3
6.01%, 6/15/2049 (a)	2,225	1,362	5.00%, 1/ 1/2019	1,466	1,443
JP Morgan Mortgage Trust			6.00%, 1/ 1/2021	291	293
4.95%, 11/25/2035 (a)	3,000	2,314
5.30%, 4/25/2036 (a)(b)	481	474	6.50%, 8/ 1/2022	350	358
5.82%, 6/25/2036 (a)	1,600	1,008	5.00%, 10/ 1/2025	1,092	1,054
5.95%, 8/25/2036 (a)	2,400	1,700	6.00%, 6/ 1/2028	85	86
6.00%, 8/25/2036 (a)	2,346	2,109	5.50%, 1/ 1/2029	23	22
5.56%, 10/25/2036 (a)	4,725	3,096	5.50%, 3/ 1/2029	17	17
5.80%, 1/25/2037 (a)	3,215	2,864	6.50%, 3/ 1/2029	60	61
LB-UBS Commercial Mortgage Trust			8.00%, 8/ 1/2030	3	3
0.08%, 11/15/2038 (a)(d)	13,338	167	8.00%, 11/ 1/2030	2	3
0.72%, 11/15/2038 (a)(d)	21,742	677	7.50%, 12/ 1/2030	23	24
0.07%, 2/15/2040 (a)(d)	5,923	48	7.00%, 1/ 1/2031	10	10
0.49%, 2/15/2040 (a)	7,426	163	7.50%, 2/ 1/2031	13	13
0.74%, 7/15/2040 (a)	101,552	2,033	6.50%, 6/ 1/2031	4	4
Merrill Lynch Mortgage Trust			6.00%, 10/ 1/2031	39	39
0.56%, 5/12/2043	47,684	862	6.00%, 2/ 1/2032	91	91
Merrill Lynch/Countrywide Commercial			6.50%, 2/ 1/2032	29	29
Mortgage Trust			6.50%, 2/ 1/2032	97	99
0.54%, 8/12/2048 (a)	33,575	891	6.50%, 4/ 1/2032	79	81

See accompanying notes		283

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
7.50%, 4/ 1/2032	$ 146 $	155	6.50%, 11/ 1/2038 (e)	$ 3,485 $	3,532
6.50%, 8/ 1/2032	219	223	6.00%, 5/ 1/2009	7	7
6.50%, 8/ 1/2032	103	105	4.50%, 3/ 1/2010	62	62
5.00%, 12/ 1/2032	910	863	6.50%, 4/ 1/2010	10	10
5.50%, 5/ 1/2033	560	548	6.50%, 6/ 1/2016	25	26
5.50%, 10/ 1/2033	199	195	6.00%, 1/ 1/2017	70	71
5.50%, 12/ 1/2033	4,836	4,728	6.00%, 4/ 1/2017	139	141
5.00%, 1/ 1/2034	6,667	6,324	5.50%, 9/ 1/2017	347	348
5.00%, 5/ 1/2034	1,458	1,383	5.50%, 9/ 1/2017	81	81
6.00%, 9/ 1/2034	984	984	5.00%, 1/ 1/2018	558	551
5.00%, 12/ 1/2034	482	457	5.50%, 3/ 1/2018	352	354
6.00%, 2/ 1/2035	699	700	5.00%, 4/ 1/2019	518	509
6.50%, 4/ 1/2035	66	67	5.50%, 6/ 1/2019	89	89
5.00%, 5/ 1/2035	1,172	1,110	5.50%, 6/ 1/2019	114	114
5.00%, 7/ 1/2035	67	64	5.50%, 7/ 1/2019	253	253
5.00%, 7/ 1/2035	656	621	5.50%, 7/ 1/2019	54	54
5.00%, 10/ 1/2035	125	119	5.50%, 7/ 1/2019	108	108
6.00%, 8/ 1/2036	3,429	3,425	5.50%, 7/ 1/2019	124	124
6.00%, 10/ 1/2036 (a)	849	848	5.50%, 7/ 1/2019	244	244
6.50%, 2/ 1/2037	440	446	5.50%, 8/ 1/2019	63	63
6.00%, 3/ 1/2037	1,579	1,577	5.50%, 8/ 1/2019	450	451
6.00%, 4/ 1/2037	4,155	4,150	5.50%, 9/ 1/2019	445	445
6.00%, 5/ 1/2037	1,259	1,257	4.50%, 12/ 1/2019	592	567
5.50%, 7/ 1/2037	712	694	4.50%, 1/ 1/2020	1,933	1,850
6.50%, 12/ 1/2037	989	1,003	7.00%, 5/ 1/2022	90	94
6.00%, 1/ 1/2038 (a)	478	478	6.00%, 12/ 1/2022	177	178
6.00%, 1/ 1/2038	3,837	3,833	5.00%, 1/ 1/2026	1,564	1,499
6.00%, 3/ 1/2038	893	892	5.50%, 6/ 1/2026	1,516	1,489
5.50%, 4/ 1/2038	504	492	7.50%, 1/ 1/2031	9	9
6.00%, 4/ 1/2038	1,564	1,562	7.50%, 5/ 1/2031	11	12
5.50%, 5/ 1/2038	1,070	1,044	6.50%, 9/ 1/2031	100	102
6.00%, 6/ 1/2038	2,340	2,338	6.00%, 12/ 1/2031	110	110
7.10%, 10/ 1/2032 (a)	8	9	6.00%, 12/ 1/2031	36	37
5.25%, 9/ 1/2033 (a)	107	109	6.50%, 12/ 1/2031	18	19
4.65%, 8/ 1/2035 (a)	1,631	1,654	6.50%, 4/ 1/2032	79	81
6.78%, 3/ 1/2036 (a)	1,139	1,149	7.50%, 8/ 1/2032	111	117
6.53%, 7/ 1/2036 (a)	2,157	2,191	6.00%, 11/ 1/2032	133	133
6.54%, 10/ 1/2036 (a)	926	946	4.54%, 3/ 1/2033 (a)	803	802
5.87%, 11/ 1/2036 (a)	312	317	5.50%, 9/ 1/2033	2,516	2,464
6.51%, 1/ 1/2037 (a)	1,575	1,601	6.13%, 11/ 1/2033 (a)	13	14
5.69%, 6/ 1/2037 (a)	1,299	1,314	5.09%, 12/ 1/2033 (a)	687	689
5.69%, 6/ 1/2037 (a)	2,320	2,346	4.91%, 9/ 1/2034 (a)	3,227	3,298

		73,326	4.70%, 2/ 1/2035 (a)	3,934	3,947

Federal National Mortgage Association (FNMA) (34.97%)			4.91%, 3/ 1/2035 (a)	1,263	1,260
4.50%, 11/ 1/2023 (e)	3,705	3,526	5.00%, 4/ 1/2035	997	945
5.00%, 11/ 1/2023 (e)	1,990	1,945	4.30%, 5/ 1/2035 (a)	1,025	1,029
5.00%, 11/ 1/2038 (e)	4,955	4,693	5.00%, 5/ 1/2035	1,349	1,279
5.50%, 11/ 1/2038 (e)	25,345	24,759	4.71%, 7/ 1/2035 (a)	1,094	1,114

See accompanying notes		284

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

Principal		Principal
Amount	Value	Amount	Value
(000's)	(000's)	(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY	U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)	OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)	Government National Mortgage Association
(continued)	(GNMA) (continued)

5.00%, 7/ 1/2035	$ 478 $	453	8.00%, 12/15/2016	$ 14 $	16
5.00%, 7/ 1/2035	3,563	3,379	7.50%, 4/15/2017	8	8
5.00%, 8/ 1/2035	606	575	7.50%, 4/15/2017	55	59
5.07%, 8/ 1/2035 (a)	4,186	4,207	7.50%, 4/15/2017	59	63
5.59%, 11/ 1/2035 (a)	903	914	8.00%, 4/15/2017	15	16
6.50%, 4/ 1/2036	118	119	8.00%, 4/15/2017	11	12
6.50%, 8/ 1/2036	2,015	2,044	8.00%, 4/15/2017	19	21
6.50%, 8/ 1/2036	852	864	7.50%, 5/15/2017	15	16
6.00%, 9/ 1/2036	1,917	1,918	8.00%, 5/15/2017	13	13
6.50%, 10/ 1/2036	477	484	8.00%, 6/15/2017	15	16
6.50%, 11/ 1/2036	525	533	8.00%, 6/15/2017	20	22
5.50%, 2/ 1/2037	3,660	3,578	8.00%, 7/15/2017	10	11
5.50%, 2/ 1/2037	115	113	7.50%, 7/15/2018	37	39
5.74%, 5/ 1/2037 (a)	3,883	3,935	7.50%, 12/15/2021	40	42
6.19%, 5/ 1/2037 (a)	1,915	1,945	7.50%, 12/15/2021	32	34
5.00%, 6/ 1/2037	9,504	9,008	7.50%, 2/15/2022	54	57
5.50%, 6/ 1/2037	1,717	1,679	8.00%, 2/15/2022	58	62
6.50%, 7/ 1/2037	207	210	7.50%, 3/15/2022	5	6
6.50%, 7/ 1/2037	275	279	7.50%, 3/15/2022	13	14
6.50%, 8/ 1/2037	930	944	7.50%, 3/15/2022	34	36
6.50%, 10/ 1/2037	1,265	1,283	7.50%, 4/15/2022	22	23
6.00%, 11/ 1/2037	2,081	2,082	7.50%, 4/15/2022	19	20
6.50%, 1/ 1/2038	131	132	7.50%, 4/15/2022	39	41
5.50%, 2/ 1/2038	3,448	3,370	7.50%, 4/15/2022	22	23
6.00%, 2/ 1/2038	1,489	1,489	7.50%, 5/15/2022	37	40
6.00%, 2/ 1/2038 (a)	1,396	1,396	7.50%, 7/15/2022	62	66
6.50%, 2/ 1/2038	185	188	7.50%, 8/15/2022	24	25
5.50%, 3/ 1/2038	2,005	1,960	7.50%, 8/15/2022	30	32
6.00%, 3/ 1/2038	443	443	7.50%, 8/15/2022	7	7
6.00%, 3/ 1/2038	1,487	1,487	7.50%, 8/15/2022	2	2
6.50%, 3/ 1/2038	165	168	7.50%, 8/15/2022	10	11
6.00%, 4/ 1/2038	1,759	1,759	7.50%, 8/15/2022	23	24
5.50%, 5/ 1/2038	1,969	1,924	7.50%, 8/15/2022	82	86
6.50%, 5/ 1/2038	95	96	7.50%, 8/15/2022	69	73
6.00%, 7/ 1/2038	2,460	2,460	7.00%, 11/15/2022	40	42
5.50%, 9/ 1/2038	2,997	2,929	7.00%, 11/15/2022	21	21

		126,045	7.00%, 11/15/2022	63	65

Government National Mortgage Association			7.00%, 11/15/2022	39	40
(GNMA) (4.49%)			7.50%, 11/15/2022	41	44
5.00%, 11/ 1/2038 (e)	1,010	964	7.00%, 12/15/2022	15	16
5.50%, 11/ 1/2038 (e)	2,815	2,760	7.00%, 12/15/2022	148	153
6.50%, 3/15/2009	1	1	7.00%, 1/15/2023	61	62
5.50%, 12/15/2013	20	20	7.00%, 1/15/2023	21	22
5.50%, 1/15/2014	103	105	7.00%, 1/15/2023	21	22
5.50%, 1/15/2014	80	81	7.00%, 2/15/2023	319	329
5.50%, 2/15/2014	63	64	7.50%, 2/15/2023	6	6
5.50%, 3/15/2014	186	190	7.50%, 2/15/2023	21	22
8.00%, 8/15/2016	73	78	7.00%, 3/15/2023	28	29

See accompanying notes

285

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.50%, 5/15/2023	$ 21 $	23	7.25%, 9/15/2025	$ 77 $	81
7.50%, 5/15/2023	8	9	6.50%, 10/15/2025	43	43
7.50%, 5/15/2023	82	87	6.50%, 1/15/2026	34	34
7.50%, 6/15/2023	23	25	7.00%, 1/15/2026	59	61
7.00%, 7/15/2023	28	29	6.50%, 3/15/2026	69	70
7.00%, 7/15/2023	10	11	7.00%, 5/15/2026	9	9
7.00%, 7/15/2023	95	98	7.00%, 1/15/2027	70	72
7.00%, 7/15/2023	30	31	7.00%, 3/15/2027	40	41
7.00%, 8/15/2023	28	28	7.50%, 4/15/2027	6	6
6.50%, 9/15/2023	37	37	7.50%, 5/15/2027	66	70
6.50%, 9/15/2023	63	64	7.50%, 5/15/2027	16	17
6.50%, 9/15/2023	56	57	7.50%, 6/15/2027	39	42
6.50%, 9/15/2023	68	69	7.00%, 11/15/2027	150	155
6.00%, 10/15/2023	317	322	7.00%, 12/15/2027	58	60
6.50%, 10/15/2023	54	55	6.50%, 2/15/2028	37	38
6.50%, 10/15/2023	27	27	7.00%, 4/15/2028	3	3
7.00%, 10/15/2023	54	56	7.00%, 4/15/2028	107	110
7.50%, 10/15/2023	10	11	8.00%, 12/15/2030	17	18
6.00%, 11/15/2023	155	157	7.00%, 5/15/2031	35	37
6.00%, 11/15/2023	119	121	6.50%, 7/15/2031	10	10
6.50%, 11/15/2023	21	22	7.00%, 7/15/2031	10	10
7.50%, 11/15/2023	53	56	7.00%, 7/15/2031	1	1
6.00%, 12/15/2023	89	91	7.00%, 9/15/2031	11	12
6.00%, 12/15/2023	69	70	6.50%, 10/15/2031	69	70
6.00%, 12/15/2023	6	6	6.50%, 7/15/2032	84	86
6.50%, 12/15/2023	129	131	6.00%, 8/15/2032	381	382
6.50%, 12/15/2023	98	99	6.00%, 9/15/2032	372	373
6.50%, 12/15/2023	97	99	6.00%, 2/15/2033	91	91
6.50%, 12/15/2023	40	41	5.00%, 2/15/2034	1,040	1,000
7.00%, 12/15/2023	34	35	6.00%, 8/15/2038	1,995	1,997
7.00%, 12/15/2023	67	69	6.00%, 1/20/2024	45	46
6.00%, 1/15/2024	79	79	6.00%, 4/20/2024	85	86
6.50%, 1/15/2024	72	73	6.50%, 4/20/2024	45	45
6.50%, 1/15/2024	27	28	6.00%, 5/20/2024	96	97
6.50%, 1/15/2024	93	95	6.00%, 5/20/2024	34	34
6.50%, 1/15/2024	39	40	6.00%, 10/20/2024	57	57
6.50%, 1/15/2024	79	81	6.00%, 9/20/2025	33	33
6.50%, 1/15/2024	77	78	6.00%, 11/20/2025	40	41
6.50%, 1/15/2024	30	31	6.50%, 7/20/2026	24	24
6.50%, 1/15/2024	42	43	6.00%, 10/20/2028	49	49
6.00%, 2/15/2024	62	62	6.50%, 10/20/2028	41	41
6.00%, 2/15/2024	140	141	5.50%, 5/20/2035	1,271	1,248

6.00%, 2/15/2024	64	64			16,173

6.00%, 3/15/2024	36	36	U.S. Treasury (6.92%)
6.50%, 3/15/2024	33	34	4.13%, 8/15/2010 (f)	5,000	5,242
6.50%, 4/15/2024	68	69	1.50%, 10/31/2010	10,000	9,979
6.50%, 7/15/2024	200	204	4.13%, 5/15/2015 (f)	8,750	9,118
7.50%, 8/15/2024	6	7

See accompanying notes

286

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

	Principal		(a) Variable Rate. Rate shown is in effect at October 31, 2008.
	Amount	Value	(b)	Security was purchased with the cash proceeds from securities loans.
	(000's)	(000's)	(c) Security or a portion of the security was pledged to cover margin

			requirements for futures contracts. At the end of the period, the value of
U.S. GOVERNMENT & GOVERNMENT AGENCY			these securities totaled $600 or 0.17% of net assets.
OBLIGATIONS (continued)			(d)	Security exempt from registration under Rule 144A of the Securities Act
U.S. Treasury (continued)			of 1933. These securities may be resold in transactions exempt from
6.13%, 8/15/2029	$ 500 $	593	registration, normally to qualified institutional buyers. Unless otherwise

		24,932	indicated, these securities are not considered illiquid. At the end of the

			period, the value of these securities totaled $8,871 or 2.46% of net
U.S. Treasury Inflation-Indexed Obligations (3.00%)			assets.
3.00%, 7/15/2012 (f)	11,088	10,814	(e)	Security was purchased in a "to-be-announced" ("TBA") transaction.
			See Notes to Financial Statements.
U.S. Treasury Strip (3.35%)			(f)	Security or a portion of the security was on loan at the end of the period.
0.00%, 11/15/2015 (g)	4,000	2,983	(g) Non-Income Producing Security
0.00%, 5/15/2020 (g)	13,800	7,623
0.00%, 11/15/2021 (g)	2,900	1,463	Unrealized Appreciation (Depreciation)

		12,069	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 263,359		Unrealized Appreciation	$ 1,824

REPURCHASE AGREEMENTS (4.80%)			Unrealized Depreciation	(37,518)

Money Center Banks (4.80%)			Net Unrealized Appreciation (Depreciation)	(35,694)
BNP Paribas Securities Corporation			Cost for federal income tax purposes	477,846
Repurchase Agreement; 0.20% dated			All dollar amounts are shown in thousands (000's)
10/31/08 maturing 11/03/08 (collateralized
by U.S. Government Agency Issues;			Portfolio Summary (unaudited)

$4,631,000; 0.00% - 6.25%; dated
12/23/08 - 07/13/37) (b)	$ 4,594 $	4,594	Sector	Percent

Investment in Joint Trading Account; Bank			Mortgage Securities	87.03%
of America Repurchase Agreement; 0.15%;			Government	21.32%
dated 10/31/2008 maturing 11/03/2008			Asset Backed Securities	9.54%
(collateralized by Sovereign Agency			Financial	4.80%
Issues; $6,542,000; 2.75% - 5.38%; dated			Liabilities in Excess of Other Assets, Net	(22.69%)

11/28/08 - 02/13/17)	6,352	6,352	TOTAL NET ASSETS	100.00%

Investment in Joint Trading Account;			Other Assets Summary (unaudited)

Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing			Asset Type	Percent

11/03/2008 (collateralized by Sovereign			Futures	4.83%
Agency Issues; $6,542,000; 2.63% -			Interest Rate Swaps	0.01%
4.63%; dated 09/09/09 - 06/12/15)	6,352	6,352

		17,298

TOTAL REPURCHASE AGREEMENTS	$ 17,298

Total Investments	$ 442,152
Liabilities in Excess of Other Assets, Net - (22.69)%		(81,761)

TOTAL NET ASSETS - 100.00%	$ 360,391

See accompanying notes

287

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

Futures Contracts

					Current		Unrealized
				Original	Market		Appreciation/
Type		Buy/Sell	Contracts	Value	Value		(Depreciation)

US Long Bond; December 2008		Buy	14	$ 1,653	$ 1,584 $		(69)
US 10 Year Note; December 2008		Sell	140	16,318	15,831		487
All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

						Notional/	Unrealized
		(Pay)/Receive	Fixed	Expiration		Principal	Appreciation/
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Rate	Date	Currency	Amount	(Depreciation)

UBS AG	3-month LIBOR	Receive	4.68%	07/02/2018	USD $	3,000 $	(53)

All dollar amounts are shown in thousands (000's)

See accompanying notes

288

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (1.14%)			BONDS (86.54%)
Cable TV (0.04%)			Agricultural Operations (0.31%)
Comcast Corp 6.63%	2,100 $	38	Bunge Ltd Finance Corp
			4.38%, 12/15/2008 (a)	$ 265 $		264
Diversified Banking Institutions (0.10%)
Royal Bank of Scotland Group PLC 5.75%;			Airlines (0.43%)
Series L	3,550	37	Continental Airlines Inc
Royal Bank of Scotland Group PLC 6.75%;			5.98%, 4/19/2022	115		80
Series Q	4,050	45	Northwest Airlines Inc

		82	7.03%, 11/ 1/2019	230		177

Electric - Integrated (0.18%)			Southwest Airlines Co 2007-1 Pass Through
			Trust
PPL Capital Funding Inc	2,600	62	6.15%, 8/ 1/2022 (b)	126		113

Xcel Energy Inc 7.60%	4,000	95				370

		157

			Appliances (0.12%)
Life & Health Insurance (0.12%)			Whirlpool Corp
Delphi Financial Group Inc 7.38%	4,000	40	3.32%, 6/15/2009 (a)(c)	100		100
PLC Capital Trust V	5,600	63

		103	Asset Backed Securities (10.92%)

			Ameriquest Mortgage Securities Inc
Money Center Banks (0.13%)			3.56%, 3/25/2035 (a)(c)	23		20
Santander Finance Preferred SA Unipersonal			3.49%, 7/25/2035 (a)(c)	21		21
6.50%	7,100	114
			Argent Securities Inc
Property & Casualty Insurance (0.02%)			3.41%, 7/25/2036 (c)	650		467
Berkley W R Capital Trust	1,100	16	Carrington Mortgage Loan Trust
			3.54%, 12/25/2035 (a)(c)	800		728
Regional Banks (0.25%)			Chase Funding Mortgage Loan Asset-Backed
			Certificates
Fleet Capital Trust VIII	3,200	61	3.76%, 9/25/2033 (c)	66		26
PNC Capital Trust D	6,800	134	3.49%, 12/25/2033 (c)	11		9
SunTrust Capital IX	1,000	21	Citigroup Mortgage Loan Trust Inc

		216	3.41%, 3/25/2037 (c)	625		537

Reinsurance (0.07%)			Countrywide Asset-Backed Certificates
PartnerRe Ltd 6.50%	3,300	56	4.33%, 1/25/2034 (c)	255		167
			3.55%, 2/25/2036 (a)(c)	375		360
REITS - Apartments (0.05%)			3.51%, 3/25/2036 (c)	519		444
BRE Properties Inc - Series C	2,500	40	3.39%, 11/25/2037 (c)	400		328
			First Franklin Mortgage Loan Asset Backed
REITS - Diversified (0.02%)			Certificates
PS Business Parks Inc Series P	900	13	3.53%, 9/25/2035 (a)(c)	335		328
			3.50%, 11/25/2035 (a)(c)	822		802
REITS - Office Property (0.03%)			First-Citizens Home Equity Loan LLC
HRPT Properties Trust - Series B	2,000	25	4.77%, 9/15/2022 (c)(d)	98		77
			Ford Credit Floorplan Master Owner Trust
REITS - Shopping Centers (0.05%)			5.01%, 6/15/2011 (a)(c)	410		390
Regency Centers Corp 7.45%	2,600	45	GMAC Mortgage Corp Loan Trust
			3.44%, 8/25/2035 (c)	263		143
REITS - Warehouse & Industrial (0.08%)			Great America Leasing Receivables
AMB Property Corp - Series M	5,300	65	5.39%, 9/15/2011 (d)	90		88

TOTAL PREFERRED STOCKS	$ 970		Indymac Residential Asset Backed Trust

			3.45%, 4/25/2037 (c)	800		683
			JP Morgan Mortgage Acquisition Corp
			3.43%, 4/25/2036 (c)	525		449
			5.45%, 11/25/2036 (a)	455		400
			3.34%, 3/25/2037 (a)(c)	187		174

See accompanying notes		289

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Brewery (0.19%)
JP Morgan Mortgage Acquisition Corp			SABMiller PLC
(continued)			4.18%, 7/ 1/2009 (a)(c)(d)	$ 165 $		165
3.41%, 3/25/2037 (c)	$ 290 $	214
Lehman XS Trust			Building Products - Cement & Aggregate (0.40%)
3.46%, 9/25/2035 (a)(c)	217	214	Martin Marietta Materials Inc
Long Beach Mortgage Loan Trust			3.62%, 4/30/2010 (a)(c)	350		338
3.79%, 6/25/2034 (c)	40	27
3.41%, 7/25/2036 (c)	500	268	Building Products - Wood (0.11%)
3.37%, 10/25/2036 (c)	800	555	Masco Corp
3.37%, 11/25/2036 (c)	675	540	3.12%, 3/12/2010 (a)(c)	100		94
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (c)(d)	108	98	Cable TV (0.43%)
MSDWCC Heloc Trust			Comcast Corp
3.45%, 7/25/2017 (c)	55	38	5.12%, 7/14/2009 (a)(c)	125		120
Popular ABS Mortgage Pass-Through Trust			COX Communications Inc
3.52%, 11/25/2035 (a)(c)	105	104	6.75%, 3/15/2011	70		68
Residential Asset Mortgage Products Inc			Rogers Cable Inc

3.53%, 7/25/2035 (a)(c)	134	129	6.75%, 3/15/2015	200		178

SACO I Inc						366

3.40%, 6/25/2036 (c)	203	144	Cellular Telecommunications (0.80%)
Saxon Asset Securities Trust			Nextel Communications Inc
3.78%, 3/25/2035 (c)	250	192	5.95%, 3/15/2014	175		95
SLM Student Loan Trust			Rogers Wireless Inc
2.97%, 6/15/2016 (a)(c)(e)	163	162	6.38%, 3/ 1/2014	130		116

		9,326	Vodafone Group PLC

Auto - Car & Light Trucks (0.04%)			7.75%, 2/15/2010	30		29
Daimler Finance North America LLC			3.16%, 6/15/2011 (a)(c)	145		121
7.30%, 1/15/2012	45	37	3.09%, 2/27/2012 (a)(c)	300		240
			6.15%, 2/27/2037	110		82

Automobile Sequential (2.15%)						683

AmeriCredit Automobile Receivables Trust			Chemicals - Diversified (0.02%)
4.07%, 4/ 6/2012 (a)(c)	150	143
			EI Du Pont de Nemours & Co
Capital Auto Receivables Asset Trust			4.75%, 11/15/2012	15		14
4.59%, 10/15/2009 (a)(c)	68	68
3.92%, 11/16/2009 (a)	250	248	Coatings & Paint (0.09%)
4.79%, 3/15/2010 (a)(c)	199	197	Valspar Corp
5.52%, 3/15/2011 (c)	245	229	5.63%, 5/ 1/2012	75		77
Capital One Auto Finance Trust
4.57%, 7/15/2011 (a)(c)	198	190	Commercial Banks (2.11%)
Daimler Chrysler Auto Trust			BBVA Bancomer SA/Grand Cayman
4.71%, 9/10/2012	250	229	6.01%, 5/17/2022 (c)(d)	270		180
Ford Credit Auto Owner Trust			BOI Capital Funding No 2 LP
5.30%, 6/15/2012	210	181	5.57%, 8/29/2049 (c)(d)	115		38
5.60%, 10/15/2012	90	74	Commonwealth Bank of Australia
Hyundai Auto Receivables Trust			6.02%, 3/15/2036 (d)	120		73
4.96%, 1/17/2012 (a)(c)	140	135	KeyBank NA
WFS Financial Owner Trust			2.94%, 11/ 3/2009 (a)(c)	300		293
4.50%, 5/17/2013	150	144	M&I Marshall & Ilsley Bank

		1,838	3.08%, 12/ 4/2012 (c)	400		312

			Societe Generale
			5.92%, 4/29/2049 (c)(d)	150		88
			US Bank NA/Cincinnati OH
			6.38%, 8/ 1/2011	40		40

See accompanying notes

290

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Commercial Banks (continued)			Diversified Operations (0.12%)
Wachovia Bank NA			Capmark Financial Group Inc
7.80%, 8/18/2010	$ 500 $	489	3.45%, 5/10/2010 (c)	$ 250 $	100
4.88%, 2/ 1/2015	130	111
Woori Bank			Electric - Generation (0.71%)
6.13%, 5/ 3/2016 (a)(c)(d)	125	100	Korea East-West Power Co Ltd
6.21%, 5/ 2/2037 (c)	180	75	4.88%, 4/21/2011 (d)	30	29

		1,799	System Energy Resources Inc

			6.20%, 10/ 1/2012	430	396
Computers - Integrated Systems (0.01%)			Tenaska Gateway Partners Ltd
NCR Corp			6.05%, 12/30/2023 (d)	185	149
7.13%, 6/15/2009 (a)	5	5	Tenaska Virginia Partners LP
			6.12%, 3/30/2024 (d)	45	35

Credit Card Asset Backed Securities (3.81%)					609

American Express Credit Account Master Trust
4.79%, 8/15/2011 (a)(c)(d)	130	129	Electric - Integrated (2.05%)
4.81%, 9/15/2011 (a)(c)	475	469	Ameren Energy Generating Co
4.84%, 3/15/2012 (a)(c)	505	484	7.95%, 6/ 1/2032	10	8
Arran Master Trust			Arizona Public Service Co
4.74%, 12/15/2010 (a)(c)	425	422	5.80%, 6/30/2014	85	70
Bank One Issuance Trust			6.25%, 8/ 1/2016	135	109
4.88%, 3/15/2012 (a)(c)	300	287	6.88%, 8/ 1/2036	250	171
Cabela's Master Credit Card Trust			Baltimore Gas & Electric Co
4.31%, 12/16/2013 (d)	250	230	5.90%, 10/ 1/2016	90	74
Chase Credit Card Master Trust			Carolina Power & Light Co
4.91%, 2/15/2011 (a)(c)	275	275	8.63%, 9/15/2021	75	79
Citibank Credit Card Master Trust I			Consolidated Edison Co of New York Inc
3.11%, 3/10/2011 (a)(c)	150	147	4.88%, 2/ 1/2013	15	14
5.88%, 3/10/2011	150	149	DTE Energy Co
Discover Card Master Trust I			7.05%, 6/ 1/2011	30	29
4.80%, 5/15/2012 (a)(c)	425	393	Entergy Mississippi Inc
Providian Master Note Trust			5.15%, 2/ 1/2013	250	229
5.10%, 11/15/2012 (a)(d)	275	271	Ohio Power Co

		3,256	4.39%, 4/ 5/2010 (a)(c)	255	251

			Oncor Electric Delivery Co
Data Processing & Management (0.43%)			6.38%, 5/ 1/2012	40	38
Fiserv Inc			7.00%, 5/ 1/2032	85	63
6.13%, 11/20/2012	420	370	PPL Electric Utilities Corp
			4.30%, 6/ 1/2013	15	14
Diversified Banking Institutions (1.05%)			Public Service Co of Oklahoma
Bank of America Corp			6.63%, 11/15/2037	260	197
2.89%, 8/ 2/2010 (a)(c)	250	243	Southern California Edison Co
Goldman Sachs Group Inc/The			2.89%, 2/ 2/2009 (a)(c)	205	204
2.98%, 2/ 6/2012 (c)	150	121	5.00%, 1/15/2014	25	24
5.75%, 10/ 1/2016	35	29	Transelec SA
JP Morgan Chase & Co			7.88%, 4/15/2011	50	49
6.75%, 2/ 1/2011	510	506	Union Electric Co

		899	4.65%, 10/ 1/2013	150	131

Diversified Manufacturing Operations (0.01%)					1,754

Parker Hannifin Corp			Electronic Components - Semiconductors (0.28%)
4.88%, 2/15/2013	10	10	National Semiconductor Corp
			3.07%, 6/15/2010 (a)(c)	250	241
See accompanying notes

291

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Export & Import Bank (0.07%)			Finance - Investment Banker & Broker
Export-Import Bank Of Korea			(continued)
4.50%, 8/12/2009	$ 60 $	58	Merrill Lynch & Co Inc (continued)
			6.11%, 1/29/2037	$ 170 $	113

Finance - Auto Loans (0.47%)					2,097

American Honda Finance Corp			Finance - Leasing Company (0.31%)
4.60%, 4/20/2010 (a)(c)(d)	400	399	International Lease Finance Corp
			5.15%, 1/15/2010 (c)	170	129
Finance - Commercial (0.58%)			3.03%, 5/24/2010 (c)	200	138

CIT Group Inc
3.76%, 4/27/2011 (c)	225	125			267

5.00%, 2/13/2014	15	8	Finance - Mortgage Loan/Banker (0.86%)
Textron Financial Corp			Countrywide Financial Corp
2.94%, 2/25/2011 (a)(c)	425	329	3.33%, 12/19/2008 (a)(c)	345	344
6.00%, 2/15/2067 (c)(d)	125	37	3.42%, 3/24/2009 (a)(c)	150	147

		499	5.80%, 6/ 7/2012	260	242

Finance - Consumer Loans (0.82%)					733

HSBC Finance Corp			Finance - Other Services (0.03%)
4.13%, 12/15/2008 (a)	20	20	National Rural Utilities Cooperative Finance
3.09%, 11/16/2009 (a)(c)	250	226	Corp
4.13%, 11/16/2009	355	341	5.75%, 8/28/2009	30	29
SLM Corp
6.80%, 3/ 2/2009 (a)(c)	50	42	Financial Guarantee Insurance (0.05%)
3.70%, 7/26/2010 (c)	100	75	MGIC Investment Corp

			5.63%, 9/15/2011	65	45
		704

Finance - Credit Card (0.26%)			Food - Miscellaneous/Diversified (0.48%)
American Express Co			General Mills Inc
4.88%, 7/15/2013	15	12	4.19%, 1/22/2010 (a)(c)	300	297
Capital One Bank USA NA			Kraft Foods Inc
5.00%, 6/15/2009	110	102	3.30%, 8/11/2010 (a)(c)	125	114

6.50%, 6/13/2013	130	110			411

		224	Food - Retail (0.14%)

Finance - Investment Banker & Broker (2.46%)			Safeway Inc
Banque Paribas/New York			4.12%, 3/27/2009 (a)(c)	125	120
6.88%, 3/ 1/2009 (a)	25	25
Bear Stearns Cos LLC/The			Gas - Distribution (0.06%)
4.91%, 7/16/2009 (a)(c)	285	285	KeySpan Corp
3.00%, 11/28/2011 (a)(c)	450	395	7.63%, 11/15/2010	10	10
Credit Suisse USA Inc			National Fuel Gas Co
6.50%, 1/15/2012	50	49	5.25%, 3/ 1/2013	40	38

Jefferies Group Inc					48

6.45%, 6/ 8/2027	300	214	Home Equity - Other (5.91%)
6.25%, 1/15/2036	200	132	Bear Stearns Asset Backed Securities Trust
JP Morgan Chase Capital XXII			3.91%, 2/25/2034 (c)	44	27
6.45%, 2/ 2/2037	70	49	3.86%, 3/25/2034 (c)	149	120
Merrill Lynch & Co Inc			3.42%, 8/25/2036 (c)	525	346
3.05%, 2/ 6/2009 (a)(c)	380	370	3.45%, 5/25/2037 (c)	1,750	1,349
6.76%, 3/ 2/2009 (a)(c)	20	18	CDC Mortgage Capital Trust
3.01%, 2/ 5/2010 (a)(c)	175	159	4.11%, 6/25/2034 (c)	158	130
3.00%, 11/ 1/2011 (c)	200	166	Citigroup Mortgage Loan Trust Inc
3.04%, 6/ 5/2012 (c)	150	122	3.41%, 12/25/2035 (a)(c)	9	9

See accompanying notes

292

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Insurance Brokers (continued)
Countrywide Asset-Backed Certificates			Willis North America Inc
6.09%, 6/25/2021 (c)	$ 225 $	82	6.20%, 3/28/2017	$ 120 $		88

First NLC Trust						219

3.56%, 9/25/2035 (a)(c)	309	296
			Investment Companies (0.29%)
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036	335	269	Xstrata Finance Dubai Ltd
			3.15%, 11/13/2009 (a)(c)(d)	250		245
GSAA Trust
3.40%, 4/25/2047 (c)	665	417	Investment Management & Advisory Services (0.12%)
HSI Asset Securitization Corp Trust			Ameriprise Financial Inc
3.40%, 1/25/2037 (c)	775	524	7.52%, 6/ 1/2066 (c)	200		100
Mastr Asset Backed Securities Trust
5.73%, 8/25/2033 (c)	100	58	Life & Health Insurance (0.63%)
Morgan Stanley ABS Capital I			Hartford Life Global Funding Trusts
4.13%, 12/25/2034 (c)	50	36	2.99%, 9/15/2009 (a)(c)	300		276
New Century Home Equity Loan Trust			Lincoln National Corp
3.55%, 3/25/2035 (c)	9	7	5.65%, 8/27/2012	145		137
Option One Mortgage Loan Trust			6.05%, 4/20/2067 (c)	105		48
4.31%, 5/25/2034 (c)	122	98
			StanCorp Financial Group Inc
4.26%, 2/25/2035 (c)	18	4	6.88%, 10/ 1/2012	75		74

3.51%, 8/25/2035 (a)(c)	4	4				535

3.36%, 7/25/2036 (a)(c)	238	223
Residential Asset Securities Corp			Medical - HMO (1.14%)
3.46%, 5/25/2035 (a)(c)	4	4	Aetna Inc
3.53%, 7/25/2035 (a)(c)	20	20	6.75%, 12/15/2037	100		71
3.41%, 9/25/2036 (c)	305	230	Cigna Corp
			7.00%, 1/15/2011	105		103
Saxon Asset Securities Trust
4.95%, 3/25/2035 (c)	125	89	Humana Inc
			7.20%, 6/15/2018	285		228
Soundview Home Equity Loan Trust
3.35%, 7/25/2036 (a)(c)	142	140	UnitedHealth Group Inc
			5.50%, 11/15/2012	350		309
Specialty Underwriting & Residential Finance
3.77%, 2/25/2035 (c)	89	53	4.88%, 2/15/2013	165		154
3.49%, 3/25/2036 (a)(c)	24	23	6.88%, 2/15/2038	135		96
WAMU Asset-Backed Certificates			WellPoint Inc

3.43%, 5/25/2037 (c)	340	249	6.80%, 8/ 1/2012	15		16

Wells Fargo Home Equity Trust						977

3.76%, 4/25/2034 (c)	81	61	Medical Laboratory & Testing Service (0.05%)
3.55%, 10/25/2035 (c)(d)	205	180	Quest Diagnostics Inc

		5,048	6.40%, 7/ 1/2017	50		41

Home Equity - Sequential (0.39%)			Medical Products (0.55%)
Countrywide Asset-Backed Certificates			Hospira Inc
5.39%, 4/25/2036	261	178	4.24%, 3/30/2010 (a)(c)	250		243
5.51%, 8/25/2036	218	154	6.05%, 3/30/2017	270		227

		332				470

Industrial Gases (0.03%)			Metal - Diversified (0.07%)
Praxair Inc			Falconbridge Ltd
6.38%, 4/ 1/2012	25	26	7.35%, 6/ 5/2012	10		9

Insurance Brokers (0.26%)			5.38%, 6/ 1/2015	15		12
AON Corp			Xstrata Canada Corp

8.21%, 1/ 1/2027	190	131	7.25%, 7/15/2012	40		38

						59

See accompanying notes

293

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Money Center Banks (0.32%)			Mortgage Backed Securities (continued)
Comerica Capital Trust II			Citigroup/Deutsche Bank Commercial
6.58%, 2/20/2037	$ 165 $	54	Mortgage Trust
Rabobank Capital Funding Trust			0.43%, 10/15/2048 (c)	$ 7,523 $		128
5.25%, 12/29/2049 (c)(d)	165	107	0.34%, 12/11/2049 (c)	6,798		89
Unicredit Luxembourg Finance SA			Commercial Mortgage Loan Trust
6.00%, 10/31/2017 (d)	150	116	6.22%, 9/10/2017 (c)	350		269

		277	Commercial Mortgage Pass Through Certificates

			5.22%, 5/10/2043 (c)	100		60
Mortgage Backed Securities (31.34%)			0.07%, 12/10/2046 (c)(d)	3,884		34
Adjustable Rate Mortgage Trust
3.83%, 2/25/2035 (c)	43	30	5.25%, 12/10/2046	235		208
Banc of America Commercial Mortgage Inc			6.01%, 12/10/2049 (c)	425		197
7.33%, 11/15/2031	135	135	Countrywide Alternative Loan Trust
4.97%, 7/10/2043	130	76	3.48%, 5/25/2035 (c)	78		46
5.12%, 7/11/2043	250	229	4.16%, 7/20/2035 (c)	80		39
5.93%, 5/10/2045 (c)	310	246	Countrywide Asset-Backed Certificates
			3.54%, 11/25/2035 (a)(c)	62		59
5.33%, 9/10/2045	325	299	3.53%, 1/25/2036 (a)(c)	376		341
0.06%, 10/10/2045	74,192	216	Countrywide Home Loan Mortgage Pass
5.31%, 10/10/2045 (c)	365	326	Through Trust
5.68%, 7/10/2046 (c)	300	191	4.59%, 12/19/2033 (c)	50		45
5.45%, 1/15/2049	250	185	3.46%, 4/25/2046 (c)	203		105
5.67%, 1/15/2049 (c)(d)	75	24	Credit Suisse Mortgage Capital Certificates
5.84%, 6/10/2049 (c)	500	374	6.02%, 6/15/2038 (c)	170		136
5.49%, 2/10/2051	530	387	0.57%, 9/15/2039	4,892		108
Banc of America Funding Corp			5.47%, 9/15/2039	200		151
4.36%, 7/20/2036 (a)(c)	365	332	6.00%, 9/15/2039 (c)	325		177
4.56%, 7/20/2036 (c)	299	80	0.09%, 12/15/2039	1,439		18
3.44%, 4/25/2037 (c)	550	246	0.67%, 12/15/2039 (c)	6,097		150
Banc of America Mortgage Securities Inc			5.42%, 2/15/2040	150		95
4.11%, 6/25/2034 (a)(c)	248	238	5.69%, 9/15/2040 (c)	300		223
Bear Stearns Adjustable Rate Mortgage Trust			5.87%, 9/15/2040	300		182
4.06%, 6/25/2034 (c)	75	74	6.43%, 2/15/2041 (c)(d)	350		217
4.74%, 8/25/2035 (c)	328	244	CS First Boston Mortgage Securities Corp
Bear Stearns Alt-A Trust			1.09%, 3/15/2036 (c)(d)	865		12
3.42%, 11/25/2036 (c)	184	88	0.23%, 5/15/2036 (c)(d)	882		6
3.43%, 4/25/2037 (c)	434	206	0.49%, 7/15/2036 (c)(d)	865		13
Bear Stearns Asset Backed Securities Trust			0.19%, 11/15/2037 (c)(d)	1,948		30
3.49%, 4/25/2036 (c)	374	256
			7.73%, 9/15/2041 (c)	40		40
Bear Stearns Commercial Mortgage Securities
7.00%, 5/20/2030	134	132	CW Capital Cobalt Ltd
			6.02%, 7/15/2017 (c)	100		61
3.97%, 11/11/2035	41	39
			Fannie Mae
0.47%, 5/11/2039 (c)(d)	2,851	33	3.56%, 2/25/2018 (a)(c)	84		84
Bella Vista Mortgage Trust			3.51%, 11/25/2022 (a)(c)	104		101
4.05%, 1/22/2045 (c)	266	163
			3.46%, 1/25/2023 (c)	126		123
4.53%, 5/20/2045 (c)	318	210
			3.56%, 2/25/2032 (a)(c)	121		120
Chase Mortgage Finance Corp
5.44%, 3/25/2037 (c)	457	339	3.51%, 3/25/2035 (c)	170		166
5.01%, 7/25/2037 (a)(c)	136	124	6.50%, 2/25/2047	125		129
Citigroup Commercial Mortgage Trust			Fannie Mae Whole Loan
0.52%, 10/15/2049 (c)	4,662	90	3.46%, 5/25/2035 (c)	184		173
			First Union National Bank Commercial
			Mortgage Securities Inc
			7.84%, 5/17/2032	205		205

See accompanying notes

294

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
First Union National Bank Commercial			Indymac Index Mortgage Loan Trust
Mortgage Securities Inc (continued)			3.86%, 4/25/2034 (c)	$ 22 $		17
8.09%, 5/17/2032	$ 65 $	65	3.49%, 4/25/2035 (c)	58		33
5.59%, 2/12/2034	30	30	3.59%, 4/25/2035 (c)	51		21
6.14%, 2/12/2034	150	143	3.56%, 8/25/2035 (c)	179		103
Freddie Mac			3.44%, 1/25/2037 (c)	625		183
5.04%, 6/15/2023 (a)(c)	120	116	3.50%, 6/25/2037 (c)	516		314
4.99%, 7/15/2023 (a)(c)	657	628	JP Morgan Alternative Loan Trust
4.94%, 2/15/2030 (c)	104	104	3.41%, 3/25/2037 (c)	585		230
5.50%, 9/15/2031 (c)	325	320	JP Morgan Chase Commercial Mortgage
GE Capital Commercial Mortgage Corp			Securities Corp
0.23%, 5/10/2014	11,335	97	0.45%, 10/12/2035 (c)(d)	1,543		43
4.97%, 8/11/2036	45	43	5.02%, 1/12/2037	55		38
0.56%, 3/10/2040 (c)(d)	1,245	16	5.29%, 9/12/2037 (c)	100		59
5.51%, 11/10/2045 (c)	195	113	1.10%, 1/12/2039 (c)(d)	885		17
Ginnie Mae			5.63%, 6/12/2041 (c)	285		206
4.51%, 10/16/2028 (c)	213	212	0.25%, 1/15/2042 (c)(d)	1,907		23
3.96%, 6/16/2031	262	259	5.44%, 5/15/2045 (c)	325		202
1.08%, 2/16/2047 (c)	2,095	96	6.01%, 6/15/2049 (c)	200		122
0.82%, 3/16/2047 (c)	1,889	91	6.20%, 2/12/2051 (d)	230		110
GMAC Commercial Mortgage Securities Inc			6.30%, 2/12/2051 (c)	260		144
4.50%, 6/25/2033	148	146	5.88%, 2/15/2051	360		270
0.79%, 3/10/2038 (c)(d)	935	17	JP Morgan Mortgage Trust
Greenpoint Mortgage Funding Trust			5.30%, 7/25/2035	144		124
3.53%, 6/25/2045 (c)	406	163	4.95%, 11/25/2035 (c)	400		309
3.56%, 6/25/2045 (c)	66	32	5.30%, 4/25/2036 (a)(c)	65		64
Greenwich Capital Commercial Funding Corp			5.82%, 6/25/2036 (c)	140		88
5.48%, 2/10/2017	350	211
			5.96%, 6/25/2036 (c)	72		63
0.27%, 6/10/2036 (c)(d)	8,004	51
			6.00%, 8/25/2036 (c)	196		176
6.11%, 7/10/2038 (c)	230	151
			5.56%, 10/25/2036 (c)	580		380
0.32%, 3/10/2039 (c)(d)	12,850	193
			5.70%, 4/25/2037 (c)	250		173
5.74%, 12/10/2049	260	194
			5.70%, 4/25/2037 (c)	220		155
GS Mortgage Securities Corp II
0.67%, 11/10/2039 (d)	2,537	71	LB Commercial Conduit Mortgage Trust
			7.33%, 10/15/2032	103		102
5.99%, 8/10/2045 (c)	200	150
			LB-UBS Commercial Mortgage Trust
GSR Mortgage Loan Trust			6.06%, 6/15/2020	10		10
3.44%, 12/25/2035 (a)(c)	37	36
			4.90%, 6/15/2026	5		5
3.52%, 8/25/2046 (c)	532	128
			5.59%, 6/15/2031	110		102
Homebanc Mortgage Trust
3.60%, 1/25/2036 (c)	524	378	5.74%, 6/15/2032	198		190
Impac CMB Trust			0.45%, 3/15/2036 (c)(d)	581		13
4.26%, 10/25/2033 (c)	29	20	1.05%, 3/15/2036 (c)(d)	1,380		30
4.02%, 1/25/2035 (c)	55	37	0.65%, 8/15/2036 (c)(d)	837		9
3.57%, 4/25/2035 (c)	46	20	5.41%, 9/15/2039 (c)	80		50
3.69%, 4/25/2035 (c)	46	16	0.49%, 2/15/2040 (c)	8,666		190
3.56%, 8/25/2035 (c)	69	30	5.48%, 2/15/2040	240		130
3.77%, 8/25/2035 (c)	160	56	5.86%, 7/15/2040 (c)	500		377
Impac Secured Assets CMN Owner Trust			6.45%, 7/17/2040 (c)	250		121
3.54%, 3/25/2036 (c)	925	539	6.32%, 4/15/2041 (c)	255		139
3.42%, 3/25/2037 (c)	680	237	6.46%, 9/15/2045 (c)	185		90

See accompanying notes

295

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Lehman XS Trust			WAMU Commercial Mortgage Securities Trust
3.48%, 6/25/2047 (c)	$ 756 $	428	3.83%, 1/25/2035 (d)	$ 87 $	82
Merrill Lynch Alternative Note Asset Trust			WaMu Mortgage Pass Through Certificates
3.47%, 4/25/2037 (c)	650	246	3.90%, 12/25/2027 (c)	163	142
Merrill Lynch Mortgage Trust			3.80%, 6/25/2034 (c)	125	121
5.78%, 8/12/2016	290	187	4.68%, 5/25/2035 (a)(c)	75	64
0.46%, 2/12/2042 (c)	1,610	15	5.69%, 6/25/2037 (c)	176	123
Merrill Lynch/Countrywide Commercial			4.23%, 7/25/2044 (a)(c)	43	40
Mortgage Trust			3.57%, 1/25/2045 (c)	55	35
0.54%, 8/12/2048 (c)	2,981	79
0.12%, 12/12/2049 (c)(d)	2,442	26	3.79%, 1/25/2045 (c)	169	44
5.94%, 6/12/2050 (c)	425	197	3.49%, 4/25/2045 (c)	30	18
Morgan Stanley Capital I			3.53%, 4/25/2045 (c)	54	28
7.11%, 4/15/2033	168	167	3.55%, 7/25/2045 (c)	75	46
0.94%, 1/13/2041 (c)(d)	575	14	3.64%, 11/25/2045 (a)(c)	292	273
3.49%, 5/24/2043 (c)(d)	425	380	Wells Fargo Mortgage Backed Securities Trust
0.06%, 12/15/2043 (c)(d)	2,761	27	4.99%, 10/25/2035 (c)	320	279

5.36%, 3/15/2044 (c)	575	422			26,754

4.88%, 12/20/2046 (c)(d)	150	19	Multi-Line Insurance (0.79%)
5.81%, 4/12/2049 (c)	300	225	Aegon NV
5.81%, 4/12/2049	270	124	4.75%, 6/ 1/2013	10	9
Morgan Stanley Dean Witter Capital I			CNA Financial Corp
6.54%, 2/15/2031	29	28	6.00%, 8/15/2011	130	120
Nomura Asset Acceptance Corp			Genworth Financial Inc
3.61%, 2/25/2035 (c)	27	17	6.15%, 11/15/2066 (c)	165	39
Residential Accredit Loans Inc			ING Groep NV
3.41%, 2/25/2037 (c)	253	125	5.78%, 12/ 8/2035	410	225
3.41%, 2/25/2047 (c)	973	516	Metropolitan Life Global Funding I
Sequoia Mortgage Trust			2.97%, 3/17/2009 (a)(c)(d)	250	243
4.51%, 2/20/2035 (c)	83	63	XL Capital Ltd
Structured Adjustable Rate Mortgage Loan Trust			6.50%, 12/31/2049 (c)	125	35

4.66%, 7/25/2034 (c)	348	324			671

3.96%, 8/25/2034 (c)	213	92	Multimedia (0.54%)
3.51%, 3/25/2035 (c)	3	3	Thomson Reuters Corp
5.25%, 12/25/2035	128	89	4.75%, 5/28/2010	15	15
5.25%, 2/25/2036 (c)	168	137	Time Warner Inc
Structured Asset Mortgage Investments Inc			3.03%, 11/13/2009 (a)(c)	200	188
3.56%, 5/25/2045 (c)	67	35	Viacom Inc
3.57%, 9/25/2045 (c)	90	54	3.17%, 6/16/2009 (a)(c)	275	260

Structured Asset Securities Corp					463

5.50%, 6/25/2036 (c)	325	173	Mutual Insurance (0.10%)
Wachovia Bank Commercial Mortgage Trust			Liberty Mutual Group Inc
0.34%, 11/15/2035 (d)	4,296	35	7.50%, 8/15/2036 (d)	130	82
0.17%, 1/15/2041 (c)(d)	703	3
0.42%, 10/15/2041 (c)(d)	4,604	46	Non-Hazardous Waste Disposal (0.12%)
0.25%, 3/15/2042 (c)(d)	7,296	54	Oakmont Asset Trust
5.48%, 12/15/2043	80	37	4.51%, 12/22/2008 (a)(d)	105	105
5.60%, 12/15/2043	220	70
4.52%, 5/15/2044	240	226	Oil - Field Services (0.02%)
			Halliburton Co
5.80%, 7/15/2045	345	222	5.50%, 10/15/2010	15	15
5.82%, 5/15/2046 (c)	280	168

See accompanying notes

296

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Exploration & Production (0.60%)			Regional Banks (continued)
Canadian Oil Sands Ltd			Capital One Financial Corp (continued)
4.80%, 8/10/2009 (d)	$ 150 $	149	5.70%, 9/15/2011	$ 110 $	97
Husky Oil Co			Fleet Capital Trust II
7.55%, 11/15/2016	115	102	7.92%, 12/11/2026	300	232
Nexen Inc			PNC Financial Services Group Inc
5.05%, 11/20/2013	205	182	8.25%, 5/29/2049 (c)	265	218
6.40%, 5/15/2037	115	79	PNC Funding Corp

		512	3.56%, 1/31/2012 (a)(c)	450	365

			SunTrust Preferred Capital I
Oil Refining & Marketing (0.05%)			5.85%, 12/31/2049 (c)	95	52
Premcor Refining Group Inc/The			Wachovia Corp
6.75%, 2/ 1/2011	40	40	6.38%, 2/ 1/2009 (a)	180	179
			Wells Fargo & Co
Pipelines (0.68%)			3.03%, 8/20/2010 (a)(c)	50	49
CenterPoint Energy Resources Corp
6.63%, 11/ 1/2037	90	59	Wells Fargo Capital XIII
			7.70%, 12/29/2049 (c)	400	327

Enbridge Energy Partners LP

4.00%, 1/15/2009 (a)	35	35			1,936

Pacific Energy Partners LP / Pacific Energy			Reinsurance (0.37%)
Finance Corp			Endurance Specialty Holdings Ltd
6.25%, 9/15/2015	130	100	7.00%, 7/15/2034	165	106
Rockies Express Pipeline LLC			PartnerRe Finance II
5.10%, 8/20/2009 (a)(c)(d)	180	180	6.44%, 12/ 1/2066 (c)	90	47
TEPPCO Partners LP			Platinum Underwriters Finance Inc
7.63%, 2/15/2012	215	209	7.50%, 6/ 1/2017	175	165

		583			318

Property & Casualty Insurance (0.18%)			REITS - Apartments (0.04%)
Safeco Corp			UDR Inc
7.25%, 9/ 1/2012	3	3	6.50%, 6/15/2009	40	34
Travelers Cos Inc/The
6.25%, 3/15/2067 (c)	110	65	REITS - Healthcare (0.26%)
WR Berkley Corp			HCP Inc
6.25%, 2/15/2037	115	82	5.65%, 12/15/2013	185	156

		150	6.00%, 1/30/2017	45	32

Quarrying (0.23%)			Nationwide Health Properties Inc
Vulcan Materials Co			6.50%, 7/15/2011	40	36

4.07%, 12/15/2010 (a)(c)	200	199			224

			REITS - Hotels (0.39%)
Real Estate Operator & Developer (0.36%)			Hospitality Properties Trust
Duke Realty LP			6.30%, 6/15/2016	150	110
5.63%, 8/15/2011	45	39	6.70%, 1/15/2018	300	220

4.63%, 5/15/2013	10	7			330

Regency Centers LP
8.45%, 9/ 1/2010	70	71	REITS - Mortgage (0.39%)
5.88%, 6/15/2017	245	187	iStar Financial Inc

		304	3.16%, 9/15/2009 (c)	125	71

			3.16%, 3/ 9/2010 (c)	300	168
Regional Banks (2.27%)			5.85%, 3/15/2017	250	95

BAC Capital Trust XIII					334

3.22%, 3/15/2043 (c)	285	103
BAC Capital Trust XIV			REITS - Office Property (0.32%)
5.63%, 3/15/2043 (c)	175	82	Brandywine Operating Partnership LP
Capital One Financial Corp			5.63%, 12/15/2010	130	113
3.10%, 9/10/2009 (a)(c)	250	232	5.70%, 5/ 1/2017	125	73

See accompanying notes		297

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Office Property (continued)			Telephone - Integrated (1.33%)
HRPT Properties Trust			Deutsche Telekom International Finance BV
3.42%, 3/16/2011 (a)(c)	$ 100 $	91	3.39%, 3/23/2009 (a)(c)	$ 250 $	247

		277	Koninklijke KPN NV

			8.00%, 10/ 1/2010	75	72
REITS - Regional Malls (0.02%)
			Telecom Italia Capital SA
Simon Property Group LP			4.00%, 11/15/2008 (a)	15	15
3.75%, 1/30/2009 (a)	15	15
			3.28%, 2/ 1/2011 (a)(c)	70	56
REITS - Shopping Centers (0.17%)			5.11%, 7/18/2011 (a)(c)	150	119
Developers Diversified Realty Corp			6.38%, 11/15/2033	195	117
5.38%, 10/15/2012	200	149	Telefonica Emisiones SAU
			5.98%, 6/20/2011	100	96
REITS - Single Tenant (0.21%)			3.12%, 2/ 4/2013 (b)(c)(f)	155	116
National Retail Properties Inc			5.86%, 2/ 4/2013 (b)	250	227
6.88%, 10/15/2017	200	182	Telefonica Europe BV
			7.75%, 9/15/2010	70	68

REITS - Warehouse & Industrial (0.51%)					1,133

Prologis
3.06%, 8/24/2009 (a)(c)	250	244	Tools - Hand Held (0.26%)
5.50%, 3/ 1/2013	300	194	Snap-On Inc

		438	4.95%, 1/12/2010 (a)(c)	225	222

Rental - Auto & Equipment (0.43%)			Transport - Rail (0.35%)
Erac USA Finance Co			CSX Transportation Inc
3.71%, 4/30/2009 (a)(c)(d)	260	240	6.25%, 1/15/2023	337	290
3.06%, 8/28/2009 (a)(c)(d)	125	125	Union Pacific Railroad Co 2003 Pass Through

		365	Trust

			4.70%, 1/ 2/2024	9	8

Special Purpose Banks (0.13%)					298

Korea Development Bank
4.90%, 10/20/2009 (a)(c)	110	110	Transport - Services (0.05%)
			FedEx Corp
Special Purpose Entity (0.92%)			3.50%, 4/ 1/2009 (a)	40	39

BAE Systems Holdings Inc			TOTAL BONDS	$ 73,885

6.40%, 12/15/2011 (d)	285	294
			SENIOR FLOATING RATE INTERESTS (0.49%)
5.20%, 8/15/2015 (d)	205	182
			Retail - Building Products (0.49%)
Capital One Capital IV
6.75%, 2/17/2037	95	45	HD Supply Inc, Term Loan B
			4.37%, 8/30/2012 (c)	554	416

QBE Capital Funding II LP
6.80%, 6/29/2049 (b)(c)(d)	125	53	TOTAL SENIOR FLOATING RATE INTERESTS	$ 416

SMFG Preferred Capital USD 1 Ltd			U.S. GOVERNMENT & GOVERNMENT AGENCY
6.08%, 1/29/2049 (c)(d)	185	127	OBLIGATIONS (70.05%)
Swiss Re Capital I LP			Federal Home Loan Mortgage Corporation
6.85%, 5/29/2049 (c)(d)	150	82	(FHLMC) (16.51%)

		783	4.50%, 11/ 1/2023 (g)	925	878

			5.00%, 11/ 1/2023 (g)	315	308
Steel - Producers (0.15%)			5.50%, 11/ 1/2023 (g)	400	398
Ispat Inland ULC			5.00%, 11/ 1/2038 (g)	1,645	1,557
9.75%, 4/ 1/2014	130	127	5.50%, 11/ 1/2038 (g)	4,115	4,013
Telecommunication Services (0.02%)			6.00%, 11/ 1/2038 (g)	3,425	3,419
Verizon Global Funding Corp			6.50%, 11/ 1/2038 (g)	555	563
6.88%, 6/15/2012	15	15	5.50%, 1/ 1/2039 (g)	795	773
			6.00%, 1/ 1/2039 (g)	845	841
			5.50%, 3/ 1/2009	3	3
			6.50%, 12/ 1/2015	6	6

See accompanying notes		298

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Government National Mortgage Association
(FHLMC) (continued)			(GNMA) (continued)
7.50%, 12/ 1/2015	$ 10 $	10	5.50%, 11/ 1/2038 (g)	$ 550 $	539
6.50%, 3/ 1/2029	51	52	6.00%, 11/ 1/2038 (g)	1,045	1,045
7.50%, 10/ 1/2030	20	21	7.00%, 7/15/2031	12	12
8.00%, 11/ 1/2030	1	1	6.00%, 7/15/2032	17	17
7.00%, 12/ 1/2030	19	19	6.00%, 12/15/2032	32	32
7.50%, 12/ 1/2030	3	3	6.50%, 10/20/2028	16	17
6.50%, 5/ 1/2031	29	29	8.00%, 8/20/2029	2	2
6.50%, 10/ 1/2031	7	7	6.50%, 2/20/2032	9	9
7.00%, 1/ 1/2032	15	15	6.50%, 5/20/2032	3	3

6.50%, 2/ 1/2032	8	9			2,234

7.50%, 4/ 1/2032	10	11	U.S. Treasury (28.25%)
6.50%, 5/ 1/2032	42	43	4.00%, 6/15/2009 (h)	1,250	1,271
6.50%, 5/ 1/2032	5	5	4.88%, 8/15/2009 (h)	2,650	2,721
5.50%, 5/ 1/2038	25	24	3.50%, 2/15/2010 (h)	4,440	4,557
5.51%, 6/ 1/2035 (c)	232	236	2.88%, 6/30/2010 (h)	3,500	3,580
5.44%, 12/ 1/2035 (c)	195	196	5.00%, 2/15/2011 (h)	3,750	4,055
6.54%, 10/ 1/2036 (c)	125	127	4.50%, 4/30/2012 (h)	2,400	2,599
6.51%, 1/ 1/2037 (c)	211	215	3.38%, 6/30/2013 (h)	1,700	1,751
6.28%, 4/ 1/2037 (c)	158	162	4.75%, 8/15/2017	1,325	1,403
5.64%, 5/ 1/2037	150	150	6.25%, 8/15/2023 (h)	1,250	1,431

		14,094	4.38%, 2/15/2038 (h)	750	752

Federal National Mortgage Association (FNMA) (21.75%)					24,120

4.50%, 11/ 1/2023 (g)	520	495	U.S. Treasury Inflation-Indexed Obligations (0.92%)
5.00%, 11/ 1/2023 (g)	755	738	2.00%, 1/15/2014 (h)	860	787

5.50%, 11/ 1/2023 (g)	355	354	TOTAL U.S. GOVERNMENT & GOVERNMENT
5.00%, 11/ 1/2038 (g)	3,985	3,775	AGENCY OBLIGATIONS		$ 59,807

5.50%, 11/ 1/2038 (g)	6,265	6,120	SHORT TERM INVESTMENTS (4.57%)
6.00%, 11/ 1/2038 (g)	4,080	4,078	Commercial Paper (4.57%)
6.50%, 11/ 1/2038 (g)	2,330	2,361	Investment in Joint Trading Account; HSBC
5.50%, 2/ 1/2009	6	6	Funding
5.50%, 6/ 1/2009	12	12	0.25%, 11/ 3/2008	$ 1,950 $	1,950
6.00%, 10/ 1/2016	9	10	Investment in Joint Trading Account;
5.50%, 7/ 1/2023	50	49	Prudential Funding
			0.30%, 11/ 3/2008	1,951	1,951

6.50%, 12/ 1/2031	20	21
					3,901
4.25%, 6/ 1/2034 (c)	63	63

4.31%, 7/ 1/2034 (c)	30	31	TOTAL SHORT TERM INVESTMENTS		$ 3,901

4.29%, 12/ 1/2034 (c)	85	85	REPURCHASE AGREEMENTS (1.96%)
5.00%, 7/ 1/2035	22	20	Money Center Banks (1.96%)
4.88%, 3/ 1/2036 (c)	180	176	BNP Paribas Securities Corporation
6.50%, 8/ 1/2036	26	26	Repurchase Agreement; 0.20% dated
6.50%, 7/ 1/2037	40	40	10/31/08 maturing 11/03/08 (collateralized
6.50%, 7/ 1/2037	52	52	by U.S. Government Agency Issues;
			$825,000; 0.00% - 6.25%; dated 12/23/08 -
6.50%, 1/ 1/2038	24	25	07/13/37) (a)	$ 818 $	818
6.50%, 2/ 1/2038	34	35

		18,572

Government National Mortgage Association
(GNMA) (2.62%)
5.00%, 11/ 1/2038 (g)	585	558

See accompanying notes		299

Schedule of Investments
High Quality Intermediate-Term Bond Fund
October 31, 2008

					Portfolio Summary (unaudited)

		Principal
				Sector				Percent

		Amount	Value
		(000's)	(000's)	Mortgage Securities				72.41%

				Government				29.24%
REPURCHASE AGREEMENTS (continued)				Financial				25.49%
Money Center Banks (continued)				Asset Backed Securities				23.00%
Investment in Joint Trading Account; Bank				Consumer, Non-cyclical				3.29%
of America Repurchase Agreement; 0.15%;				Communications				3.16%
dated 10/31/2008 maturing 11/03/2008				Utilities				3.01%
(collateralized by Sovereign Agency				Energy				1.35%
Issues; $881,000; 2.75% - 5.38%; dated				Industrial				1.29%
11/28/08 - 02/13/17)	$ 856 $		856	Consumer, Cyclical				1.08%

				Technology				0.72%
			1,674	Basic Materials				0.59%

				Diversified				0.12%
TOTAL REPURCHASE AGREEMENTS		$ 1,674		Liabilities in Excess of Other Assets, Net				(64.75%)

Total Investments		$ 140,653		TOTAL NET ASSETS				100.00%

Liabilities in Excess of Other Assets, Net - (64.75)%			(55,280)

					Other Assets Summary (unaudited)

TOTAL NET ASSETS - 100.00%		$ 85,373

				Asset Type				Percent

				Credit Default Swaps				0.20%
(a)	Security was purchased with the cash proceeds from securities loans.
(b)	Security purchased on a when-issued basis.
(c)	Variable Rate. Rate shown is in effect at October 31, 2008.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $6,344 or 7.43% of net assets.
(e)	Market value is determined in accordance with procedures established in
good faith by the Board of Directors.		At the end of the period, the value
of these securities totaled $162 or 0.19% of net assets.
(f) Non-Income Producing Security
(g)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.
(h)	Security or a portion of the security was on loan at the end of the period.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 606
Unrealized Depreciation			(23,658)

Net Unrealized Appreciation (Depreciation)			(23,052)
Cost for federal income tax purposes			163,705
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

								Unrealized
				Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity			Protection	Fixed Rate	Date	Amount	(Depreciation)

Morgan Stanley	CDX.NA.IG.10			Sell	1.55%	06/20/2013 $	3,416	$ (97)
UBS AG	CDX.NA.IG.10			Sell	1.55%	06/20/2013	2,440	(72)

All dollar amounts are shown in thousands (000's)

See accompanying notes

300

Schedule of Investments
High Yield Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (4.16%)			COMMON STOCKS (continued)
Applications Software (0.04%)			Transport - Services (0.61%)
Jingwei International Ltd (a)	400,000 $	544	Student Transportation of America Inc (b)(c)	1,123,000 $	8,479

			TOTAL COMMON STOCKS	$ 57,400

Auto - Medium & Heavy Duty Trucks (1.56%)
New Flyer Industries Inc (b)(c)	2,653,300	21,463	CONVERTIBLE PREFERRED STOCKS (1.17%)
			Airlines (0.47%)
Building - Residential & Commercial (0.09%)			Continental Airlines Finance Trust II	280,000	6,493
Desarrolladora Homex SAB de CV ADR (a)	56,100	1,306
			Finance - Commercial (0.19%)
Cable TV (0.31%)			CIT Group Inc	461,000	2,651
Time Warner Cable Inc (a)	215,629	4,222
			Reinsurance (0.51%)
Casino Hotels (0.00%)			Aspen Insurance Holdings Ltd	177,000	6,947

Aladdin Gaming Holdings LLC - Warrants (a)	78,250	-	TOTAL CONVERTIBLE PREFERRED STOCKS	$ 16,091

(d)(e)
			PREFERRED STOCKS (0.15%)
Food - Catering (0.04%)			Finance - Investment Banker & Broker (0.00%)
FU JI Food and Catering Services Holdings			Lehman Brothers Holdings Inc	820,000	5
Ltd	962,000	509
			Finance - Mortgage Loan/Banker (0.15%)
Food - Dairy Products (0.14%)			Freddie Mac 8.38%; Series Z	1,300,000	2,015

American Dairy Inc (a)	161,200	1,980	TOTAL PREFERRED STOCKS	$ 2,020

Food - Miscellaneous/Diversified (0.79%)				Principal
B&G Foods Inc	658,400	6,584		Amount	Value
				(000's)	(000's)

China Foods Ltd	5,050,000	1,329
Zhongpin Inc (a)	346,500	2,983	BONDS (82.44%)

			Agricultural Operations (1.15%)
		10,896

			Southern States Cooperative Inc
Medical - Biomedical/Gene (0.19%)			10.50%, 11/ 1/2010 (d)(f)	$ 16,500	15,840
American Oriental Bioengineering Inc (a)	422,600	2,582
Neuro-Hitech Inc - Warrants (a)(d)(e)	125,000	-	Appliances (0.47%)
Neuro-Hitech Inc (a)	250,000	35	ALH Finance LLC/ALH Finance Corp

		2,617	8.50%, 1/15/2013	8,250	6,435

REITS - Healthcare (0.08%)			Applications Software (1.09%)
Omega Healthcare Investors Inc	71,700	1,081	SS&C Technologies Inc
			11.75%, 12/ 1/2013	16,000	15,040
Satellite Telecommunications (0.02%)
ICO Global Communications Holdings Ltd (a)	189,757	311	Auto - Medium & Heavy Duty Trucks (0.81%)
			New Flyer Industries Ltd
Special Purpose Entity (0.03%)			14.00%, 8/19/2020 (d)(e)(f)	13,600	11,171
Adelphia Recovery Trust (a)(e)	2,437,336	341
Adelphia Recovery Trust (a)	5,641,292	85	Auto/Truck Parts & Equipment - Original (0.75%)
Neoview Holdings Inc - Warrants (a)(d)(e)	120,000	-	Accuride Corp

			8.50%, 2/ 1/2015	26,000	10,400
		426

Therapeutics (0.00%)			Beverages - Wine & Spirits (1.08%)
Vion Pharmaceuticals Inc - Warrants (a)(e)	130,000	-	Beverages & More Inc
Vion Pharmaceuticals Inc (a)	50,938	20	9.25%, 3/ 1/2012 (f)	17,500	14,875

Transport - Marine (0.26%)			Cable TV (0.03%)
Teekay LNG Partners LP	197,000	3,546	Adelphia Communications Corp
			0.00%, 6/15/2011 (a)	5,650	141
			Frontiervision
			0.00%, 9/15/2010 (a)(e)	9,250	278

See accompanying notes

301

Schedule of Investments
High Yield Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable TV (continued)			Electric - Integrated (4.36%)
Frontiervision Operating PRT			CILCORP Inc
0.00%, 10/15/2010 (a)(e)	$ 7,250 $	-	9.38%, 10/15/2029	$ 3,000 $	3,690

		419	Commonwealth Edison Co

			6.95%, 7/15/2018	6,700	5,582
Casino Hotels (0.58%)
			Duquesne Light Holdings Inc
MGM Mirage			5.50%, 8/15/2015	20,000	15,994
13.00%, 11/15/2013 (f)(g)	9,000	8,010
			Energy Future Holdings Corp
Casino Services (0.97%)			5.55%, 11/15/2014	1	1
OED Corp/Diamond Jo LLC			Mirant Americas Generation LLC
8.75%, 4/15/2012	19,250	13,331	8.50%, 10/ 1/2021	32,500	22,750
			Sierra Pacific Resources
Commercial Banks (0.31%)			6.75%, 8/15/2017	15,500	12,191
KeyBank NA			TECO Energy Inc
7.41%, 5/ 6/2015	6,000	4,326	7.50%, 6/15/2010	1	1

					60,209

Commercial Services (3.76%)			Electronics - Military (1.82%)
ARAMARK Corp			L-3 Communications Corp
8.50%, 2/ 1/2015	37,000	31,635	5.88%, 1/15/2015	19,000	15,580
Ceridian Corp			6.38%, 10/15/2015	11,500	9,545

11.25%, 11/15/2015 (f)	32,500	20,231			25,125

		51,866

			Finance - Commercial (1.37%)
Containers - Metal & Glass (1.58%)			CIT Group Inc
Crown Americas LLC / Crown Americas			2.94%, 3/12/2010 (h)	5,000	3,463
Capital Corp
7.75%, 11/15/2015	12,000	10,470	3.80%, 7/28/2011 (h)	21,000	11,217
Crown Cork & Seal Co Inc			5.00%, 2/13/2014	8,000	4,163

8.00%, 4/15/2023	5,500	4,070			18,843

7.38%, 12/15/2026	10,500	7,245	Finance - Credit Card (0.91%)

		21,785	Discover Financial Services

Containers - Paper & Plastic (1.30%)			6.45%, 6/12/2017	20,000	12,592
Graphic Packaging International Inc
8.50%, 8/15/2011	21,500	17,952	Finance - Leasing Company (0.13%)
			DVI Inc
Cruise Lines (1.57%)			0.00%, 2/ 1/2004 (a)(d)(e)	8,575	1,029
Royal Caribbean Cruises Ltd			0.00%, 2/ 1/2004 (a)(d)(e)	6,850	822

8.75%, 2/ 2/2011	14,000	12,040			1,851

7.25%, 3/15/2018	15,000	9,600	Finance - Mortgage Loan/Banker (2.21%)

		21,640	Freddie Mac

Dialysis Centers (2.26%)			4.63%, 10/25/2012	30,000	30,559
DaVita Inc
6.63%, 3/15/2013	35,500	31,151	Food - Miscellaneous/Diversified (0.91%)
			B&G Foods Inc
Diversified Banking Institutions (3.23%)			8.00%, 10/ 1/2011	9,000	7,650
Bank of America Corp			12.00%, 10/30/2016 (e)	620	4,963

8.00%, 12/29/2049 (h)	37,500	28,077			12,613

JP Morgan Chase & Co			Independent Power Producer (0.33%)
7.90%, 4/29/2049 (h)	20,300	16,452	NRG Energy Inc

		44,529	7.38%, 2/ 1/2016	2	2

Electric - Generation (0.00%)			Reliant Energy Inc
AES Corp/The			6.75%, 12/15/2014	5,250	4,574

8.75%, 5/15/2013 (f)	1	1			4,576

See accompanying notes

302

Schedule of Investments
High Yield Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical - Drugs (1.55%)			Pipelines (continued)
Elan Finance PLC/Elan Finance Corp			Energy Maintenance Services Group LLC
7.75%, 11/15/2011	$ 17,500 $	11,637	11.50%, 3/ 1/2014 (d)(e)	$ 12,298 $	9,346
8.88%, 12/ 1/2013	15,500	9,765	Energy Maintenance Services Group LLC -

		21,402	Rights

			0.00%, 3/ 1/2014 (a)(d)(e)	-	-

Medical - HMO (2.03%)					43,123

Multiplan Inc
10.38%, 4/15/2016 (f)	30,500	28,060	Publishing - Periodicals (1.76%)
			Nielsen Finance LLC / Nielsen Finance Co
Medical - Hospitals (6.06%)			10.00%, 8/ 1/2014	33,500	24,288
HCA Inc
9.25%, 11/15/2016	13,500	11,475	Radio (0.58%)
7.50%, 11/ 6/2033	16,000	9,120	Sirius Satellite Radio Inc
HCA Inc/DE			9.63%, 8/ 1/2013	26,000	8,060
6.50%, 2/15/2016	10,000	5,875
			Regional Banks (4.99%)
IASIS Healthcare LLC / IASIS Capital Corp
8.75%, 6/15/2014	33,750	26,662	Keycorp
			6.50%, 5/14/2013	3,000	2,641
Tenet Healthcare Corp
9.25%, 2/ 1/2015 (h)	37,000	30,525	Wachovia Corp

			7.98%, 2/28/2049 (h)	55,500	41,918
		83,657

			Wells Fargo Capital XV
MRI - Medical Diagnostic Imaging (2.24%)			9.75%, 12/29/2049 (h)	25,000	24,250

Alliance Imaging Inc					68,809

7.25%, 12/15/2012	36,000	30,960
			REITS - Healthcare (0.60%)
Non-Hazardous Waste Disposal (2.43%)			Omega Healthcare Investors Inc
Allied Waste North America Inc			7.00%, 4/ 1/2014	10,000	8,300
7.88%, 4/15/2013	14,000	13,020
			REITS - Office Property (0.71%)
6.88%, 6/ 1/2017	23,500	20,445

			Reckson Operating Partnership LP

		33,465	6.00%, 3/31/2016	13,000	9,788

Oil Company - Exploration & Production (1.43%)
Chesapeake Energy Corp			Rental - Auto & Equipment (0.00%)
6.88%, 1/15/2016	14,000	11,235	United Rentals North America Inc
6.50%, 8/15/2017	11,500	8,467	6.50%, 2/15/2012	1	1

		19,702

			Retail - Automobile (1.95%)
Oil Refining & Marketing (1.50%)			Asbury Automotive Group Inc
Tesoro Corp			8.00%, 3/15/2014	13,250	6,625
6.63%, 11/ 1/2015	30,500	20,740	7.63%, 3/15/2017	3,500	1,540
			Penske Auto Group Inc
Pharmacy Services (1.46%)			7.75%, 12/15/2016	19,500	9,311
Omnicare Inc			Sonic Automotive Inc
6.13%, 6/ 1/2013	12,350	10,127	8.63%, 8/15/2013	20,500	9,430

6.88%, 12/15/2015	13,000	10,010			26,906

		20,137

			Retail - Regional Department Store (1.73%)
Physical Therapy & Rehabilitation Centers (2.39%)			Neiman Marcus Group Inc/The
Healthsouth Corp			10.38%, 10/15/2015	36,000	23,940
10.75%, 6/15/2016	36,500	33,032
			Retail - Sporting Goods (0.99%)
Pipelines (3.12%)			Remington Arms Co Inc
Dynegy Holdings Inc			10.50%, 2/ 1/2011	18,500	13,690
8.38%, 5/ 1/2016	32,000	23,680
El Paso Natural Gas Co
8.38%, 6/15/2032	12,500	10,097

See accompanying notes

303

Schedule of Investments
High Yield Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Savings & Loans - Thrifts (0.01%)			Medical - HMO (continued)
Washington Mutual Bank/Henderson NV			Multiplan Inc, Term Loan C
0.00%, 6/15/2011 (a)	$ 3,500 $	17	5.63%, 4/12/2013 (h)	$ 2,874 $	2,127

0.00%, 1/15/2013 (a)	3,000	15			6,107

0.00%, 1/15/2015 (h)	2,000	10	TOTAL SENIOR FLOATING RATE INTERESTS	$ 30,763

Washington Mutual Preferred Funding LLC
0.00%, 10/29/2049 (a)(f)	34,000	43	CONVERTIBLE BONDS (7.09%)

		85	Agricultural Chemicals (0.26%)

			Sinofert Holdings Ltd
Sovereign (3.25%)			0.00%, 8/ 7/2011 (a)	24,000	3,592
Brazilian Government International Bond
12.50%, 1/ 5/2016	43,600	17,711	Food - Catering (1.69%)
12.50%, 1/ 5/2022	14,500	5,488	FU JI Food and Catering Services Holdings Ltd
Mexican Bonos			0.00%, 11/ 9/2009 (a)	46,500	5,326
8.00%, 12/19/2013	288,474	21,688	0.00%, 10/18/2010 (a)	220,000	18,016

		44,887			23,342

Special Purpose Entity (6.33%)			Footwear & Related Apparel (0.89%)
CCM Merger Inc			Iconix Brand Group Inc
8.00%, 8/ 1/2013 (f)	26,500	15,635	1.88%, 6/30/2012	24,500	12,250
CDX North America High Yield
8.88%, 6/29/2013 (f)	30,000	24,900	Medical - Biomedical/Gene (0.02%)
ISA Capital do Brasil SA			Cell Therapeutics Inc
8.80%, 1/30/2017 (f)	16,500	11,880	4.00%, 7/ 1/2010	5,000	250
TRAINS HY-1-2006
2.18%, 5/ 1/2016 (e)	40,590	33,078	Pharmacy Services (0.24%)
UCI Holdco Inc			Omnicare Inc
10.32%, 12/15/2013 (h)	4,897	1,861	3.25%, 12/15/2035	7,000	3,378

		87,354

Telecommunication Services (1.11%)			Retail - Automobile (0.26%)
			Asbury Automotive Group Inc
Qwest Corp			3.00%, 9/15/2012	7,500	3,609
8.88%, 3/15/2012 (h)	17,500	15,312

Transactional Software (0.46%)			Retail - Regional Department Store (0.31%)
			Golden Eagle Retail Group Ltd
Open Solutions Inc			0.00%, 10/23/2011 (a)	38,000	4,297
9.75%, 2/ 1/2015 (f)	15,000	6,375

Transport - Services (0.78%)			Semiconductor Component - Integrated Circuits (0.16%)
			Jazz Technologies Inc
Trailer Bridge Inc			8.00%, 12/31/2011 (f)	6,000	2,153
9.25%, 11/15/2011	14,000	10,745

TOTAL BONDS	$ 1,137,957		Therapeutics (2.88%)

SENIOR FLOATING RATE INTERESTS (2.23%)			CV Therapeutics Inc
Commercial Services (1.79%)			2.75%, 5/16/2012	5,000	3,356
Quintiles Transnational, Term Loan Lien 1			3.25%, 8/16/2013	48,900	35,330
5.77%, 3/31/2013 (h)	28,691	22,881	Vion Pharmaceuticals Inc
Quintiles Transnational, Term Loan Lien 2			7.75%, 2/15/2012 (f)	2,500	563
7.77%, 3/31/2014 (h)	2,500	1,775	7.75%, 2/15/2012	2,000	450

		24,656			39,699

Medical - HMO (0.44%)			Transport - Marine (0.38%)
Multiplan Inc, Term Loan B			Horizon Lines Inc
5.63%, 4/12/2013 (h)	5,379	3,980	4.25%, 8/15/2012	10,000	5,325

			TOTAL CONVERTIBLE BONDS	$ 97,895

See accompanying notes

304

Schedule of Investments
High Yield Fund
October 31, 2008

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Consumer, Non-cyclical	31.39%

			Financial	20.73%
REPURCHASE AGREEMENTS (1.34%)			Consumer, Cyclical	15.13%
Money Center Banks (1.34%)			Industrial	9.16%
Investment in Joint Trading Account; Bank			Energy	6.05%
of America Repurchase Agreement; 0.15%;			Government	5.61%
dated 10/31/2008 maturing 11/03/2008			Utilities	4.69%
(collateralized by Sovereign Agency			Communications	3.81%
Issues; $9,548,000; 2.75% - 5.38%; dated			Technology	1.75%
11/28/08 - 02/13/17)	$ 9,270 $	9,270	Basic Materials	0.26%
			Other Assets in Excess of Liabilities, Net	1.42%

Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;			TOTAL NET ASSETS	100.00%

0.15%; dated 10/31/2008 maturing			Other Assets Summary (unaudited)

11/03/2008 (collateralized by Sovereign
Agency Issues; $9,548,000; 2.63% -			Asset Type	Percent

4.63%; dated 09/09/09 - 06/12/15)	9,270	9,270	Credit Default Swaps	0.00%

		18,540

TOTAL REPURCHASE AGREEMENTS	$ 18,540

Total Investments	$ 1,360,666
Other Assets in Excess of Liabilities, Net - 1.42%		19,623

TOTAL NET ASSETS - 100.00%	$ 1,380,289

(a) Non-Income Producing Security
(b)	Affiliated Security as defined by the Investment Company Act of 1940
(the Fund controls 5.0% or more of the outstanding voting shares of the security).
(c) Affiliated Security
(d) Security is Illiquid
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $61,028 or 4.42% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $159,737 or 11.57% of net assets.
(g)	Security purchased on a when-issued basis.
(h)	Variable Rate. Rate shown is in effect at October 31, 2008.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,744
Unrealized Depreciation		(514,265)

Net Unrealized Appreciation (Depreciation)		(508,521)
Cost for federal income tax purposes		1,869,187
All dollar amounts are shown in thousands (000's)

See accompanying notes

305

Schedule of Investments
High Yield Fund
October 31, 2008

Credit Default Swaps

Unrealized
				Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity			Protection	Fixed Rate	Date	Amount	(Depreciation)

UBS AG	CDX.NA.HY.11			Sell	5.00%	12/20/2013 $	30,000 $	9

All dollar amounts are shown in thousands (000's)
Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

New Flyer Industries Inc	2,003,300 $	15,739	650,000	$ 7,319	-	$ -	2,653,300 $	23,058
Student Transportation of America Inc	968,000	9,121	155,000	1,328	-	-	1,123,000	10,449

	$ 24,860			$ 8,647		$ -	$ 33,507

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

New Flyer Industries Inc	$ 867			$ -		$ -
Student Transportation of America Inc		1,055			-			-

	$ 1,922			$ -		$ -

See accompanying notes

306

Schedule of Investments
High Yield Fund I
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

CONVERTIBLE PREFERRED STOCKS (0.26%)			BONDS (continued)
Auto - Car & Light Trucks (0.05%)			Airlines (continued)
General Motors Corp	50,000 $	322	Delta Air Lines Inc (continued)
			8.95%, 8/10/2014 (b)(c)	$ 242 $	139
Diversified Banking Institutions (0.21%)			8.02%, 8/10/2022 (b)	815	525
Bank of America Corp	2,000	1,400	Northwest Airlines Inc

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 1,722		7.03%, 11/ 1/2019	750	576

	Principal		UAL Pass Through Trust Series 2007-1
			6.64%, 7/ 2/2022 (c)	317	190
	Amount	Value
	(000's)	(000's)	United Air Lines Pass Through Trust Series

			2007-1
BONDS (88.02%)			7.34%, 7/ 2/2019 (a)	470	329

Advertising Agencies (0.05%)					4,276

Interpublic Group of Cos Inc
6.25%, 11/15/2014	$ 500	332	Apparel Manufacturers (0.15%)
			Hanesbrands Inc
Advertising Sales (0.36%)			6.51%, 12/15/2014 (d)	1,500	1,018
Lamar Media Corp
6.63%, 8/15/2015	2,500	1,838	Auction House & Art Dealer (0.02%)
6.63%, 8/15/2015	106	78	Sotheby's
			7.75%, 6/15/2015 (a)	250	148
6.63%, 8/15/2015	644	473

		2,389	Auto - Car & Light Trucks (0.60%)

Advertising Services (0.12%)			Ford Motor Co
RH Donnelley Inc			9.22%, 9/15/2021	500	170
11.75%, 5/15/2015 (a)	1,966	767	7.13%, 11/15/2025	225	61
			7.45%, 7/16/2031	3,955	1,246
Aerospace & Defense (0.13%)			9.98%, 2/15/2047	500	170
Esterline Technologies Corp			General Motors Corp
6.63%, 3/ 1/2017	1,000	850	7.20%, 1/15/2011	3,245	1,314
			7.40%, 9/ 1/2025	700	182
Aerospace & Defense Equipment (0.09%)			8.38%, 7/15/2033	2,500	812

GenCorp Inc					3,955

9.50%, 8/15/2013	700	609
			Auto/Truck Parts & Equipment - Original (0.17%)
Agricultural Chemicals (0.51%)			Tenneco Inc
Mosaic Co/The			10.25%, 7/15/2013	373	317
7.38%, 12/ 1/2014 (a)	1,000	874	Titan International Inc
Terra Capital Inc			8.00%, 1/15/2012	400	356
7.00%, 2/ 1/2017	2,965	2,520	TRW Automotive Inc

		3,394	7.00%, 3/15/2014 (a)	800	472

Agricultural Operations (0.06%)					1,145

Eurofresh Inc			Beverages - Wine & Spirits (0.71%)
11.50%, 1/15/2013 (a)	983	393	Constellation Brands Inc
			8.38%, 12/15/2014	2,905	2,585
Airlines (0.65%)			7.25%, 9/ 1/2016	500	415
American Airlines Pass Through Trust 2001-01			7.25%, 5/15/2017	2,050	1,702

6.82%, 5/23/2011 (b)	1,250	850			4,702

7.38%, 5/23/2019 (b)	261	118
Continental Airlines Inc			Broadcasting Services & Programming (0.20%)
7.49%, 10/ 2/2010 (b)	167	155	Barrington Broadcasting Group LLC and
8.75%, 12/ 1/2011 (b)	1,000	660	Barrington Broadcasting Capital Corp
			10.50%, 8/15/2014	250	123
3.16%, 6/ 2/2013 (c)(d)	500	360
			Fisher Communications Inc
Delta Air Lines Inc			8.63%, 9/15/2014	700	628
7.11%, 9/18/2011 (b)	400	374
See accompanying notes

307

Schedule of Investments
High Yield Fund I
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Broadcasting Services & Programming			Cable TV (continued)
(continued)			DirecTV Holdings LLC/DirecTV Financing Co
Nexstar Broadcasting Inc			(continued)
7.00%, 1/15/2014	$ 1,000 $	580	7.63%, 5/15/2016 (a)	$ 750 $	630

		1,331	Echostar DBS Corp

Building - Residential & Commercial (0.36%)			6.38%, 10/ 1/2011	6,225	5,540
K Hovnanian Enterprises Inc			7.00%, 10/ 1/2013	1,600	1,328
11.50%, 5/ 1/2013 (a)	1,500	1,215	6.63%, 10/ 1/2014	1,850	1,485
KB Home			7.75%, 5/31/2015	1,000	813
5.88%, 1/15/2015	415	272	7.13%, 2/ 1/2016	2,060	1,653
M/I Homes Inc			HSN Inc
6.88%, 4/ 1/2012	1,335	801	11.25%, 8/ 1/2016 (a)	500	415
Meritage Homes Corp			Kabel Deutschland GmbH
7.00%, 5/ 1/2014	126	77	10.63%, 7/ 1/2014	375	315

		2,365	Mediacom Broadband LLC / Mediacom

			Broadband Corp
Building & Construction - Miscellaneous (0.15%)			8.50%, 10/15/2015	1,685	1,247
Dycom Industries Inc			Mediacom LLC/Mediacom Capital Corp
8.13%, 10/15/2015	1,520	1,026	9.50%, 1/15/2013	2,319	1,826
			Rogers Cable Inc
Building & Construction Products -			5.50%, 3/15/2014	3,340	2,876
Miscellaneous (0.16%)
Associated Materials Inc			Shaw Communications Inc
9.75%, 4/15/2012	557	496	7.20%, 12/15/2011	4,150	3,839
Gibraltar Industries Inc			Unitymedia GmbH
8.00%, 12/ 1/2015 (b)(d)	550	369	10.38%, 2/15/2015 (a)(c)	1,000	655

Interline Brands Inc					45,046

8.13%, 6/15/2014	250	192	Casino Hotels (1.87%)

		1,057	Harrah's Operating Co Inc

Building Products - Cement & Aggregate (0.05%)			10.75%, 2/ 1/2016 (a)	1,365	444
US Concrete Inc			Mandalay Resort Group
8.38%, 4/ 1/2014	500	313	9.38%, 2/15/2010	500	330
			6.38%, 12/15/2011	900	540
Cable TV (6.80%)			MGM Mirage
Cablevision Systems Corp			6.75%, 9/ 1/2012	500	320
8.00%, 4/15/2012	500	421	6.75%, 4/ 1/2013	1,500	938
CCH I Holdings LLC / CCH I Holdings Capital			13.00%, 11/15/2013 (a)(f)	1,365	1,215
Corp			6.63%, 7/15/2015	531	311
11.13%, 1/15/2014	550	140	7.50%, 6/ 1/2016	2,205	1,301
11.00%, 10/ 1/2015	1,500	622	San Pasqual Casino
CCH II LLC / CCH II Capital Corp			8.00%, 9/15/2013 (a)	3,611	2,780
10.25%, 10/ 1/2013 (e)	2,115	1,322	Seminole Hard Rock Entertainment Inc
CCO Holdings LLC / CCO Holdings Capital			5.32%, 3/15/2014 (a)(d)	2,450	1,617
Corp
8.75%, 11/15/2013	3,000	1,980	Wynn Las Vegas Capital Corp
			6.63%, 12/ 1/2014	3,500	2,581

Charter Communications Operating LLC /
Charter Communications Operating Capital					12,377

10.88%, 9/15/2014 (a)	500	406	Casino Services (0.08%)
CSC Holdings Inc			Choctaw Resort Development Enterprise
8.13%, 8/15/2009	1,100	1,053	7.25%, 11/15/2019 (a)	669	381
7.63%, 4/ 1/2011	1,950	1,794	Fontainebleau Las Vegas Holdings
6.75%, 4/15/2012	1,000	865	LLC/Fontainebleau Las Vegas Capital Corp
DirecTV Holdings LLC/DirecTV Financing Co			10.25%, 6/15/2015 (a)	880	119

8.38%, 3/15/2013	14,300	13,406			500

6.38%, 6/15/2015	500	415

See accompanying notes

308

Schedule of Investments
High Yield Fund I
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cellular Telecommunications (1.22%)			Commercial Banks (0.08%)
Centennial Cellular Operating Co/Centennial			National City Bank of Indiana
Communications Corp			4.25%, 7/ 1/2018	$ 250 $	159
10.13%, 6/15/2013	$ 500 $	443	National City Bank/Cleveland OH
Cricket Communications Inc			5.80%, 6/ 7/2017	500	379

9.38%, 11/ 1/2014	2,000	1,625			538

10.00%, 7/15/2015 (a)	500	421
iPCS Inc			Commercial Services (0.27%)
4.93%, 5/ 1/2013 (d)	1,750	1,347	ARAMARK Corp
MetroPCS Wireless Inc			8.50%, 2/ 1/2015	650	556
9.25%, 11/ 1/2014	1,000	833	Iron Mountain Inc
Nextel Communications Inc			8.63%, 4/ 1/2013	500	456
6.88%, 10/31/2013	1,955	1,114	8.00%, 6/15/2020	1,000	785

Rogers Wireless Inc					1,797

6.38%, 3/ 1/2014	2,570	2,295	Commercial Services - Finance (0.96%)

		8,078	ACE Cash Express Inc

Chemicals - Diversified (0.44%)			10.25%, 10/ 1/2014 (a)	1,250	588
Nova Chemicals Corp			Cardtronics Inc
6.50%, 1/15/2012	650	514	9.25%, 8/15/2013	3,590	2,818
Reichhold Industries Inc			9.25%, 8/15/2013	1,035	813
9.00%, 8/15/2014 (a)	860	748	Lender Processing Services Inc
Westlake Chemical Corp			8.13%, 7/ 1/2016	2,535	2,167

6.63%, 1/15/2016	2,310	1,663			6,386

		2,925	Computer Services (0.86%)

Chemicals - Plastics (0.36%)			Sungard Data Systems Inc
PolyOne Corp			9.13%, 8/15/2013	700	581
8.88%, 5/ 1/2012	3,000	2,355	10.63%, 5/15/2015 (a)	1,580	1,335
			10.25%, 8/15/2015	2,580	1,806
Chemicals - Specialty (0.54%)			Unisys Corp
Hercules Inc			8.00%, 10/15/2012	2,000	1,262
6.75%, 10/15/2029	800	736	12.50%, 1/15/2016	1,000	698

MacDermid Inc					5,682

9.50%, 4/15/2017 (a)	2,345	1,243
Momentive Performance Materials Inc			Computers - Memory Devices (0.19%)
10.13%, 12/ 1/2014 (d)	2,415	1,159	Seagate Technology HDD Holdings
NewMarket Corp			6.80%, 10/ 1/2016	1,750	1,225
7.13%, 12/15/2016	500	410

		3,548	Consumer Products - Miscellaneous (0.74%)

			American Achievement Corp
Circuit Boards (0.28%)			8.25%, 4/ 1/2012 (a)	750	748
Viasystems Inc			Central Garden and Pet Co
10.50%, 1/15/2011	2,350	1,833	9.13%, 2/ 1/2013	500	305
			Jarden Corp
Coal (2.45%)			7.50%, 5/ 1/2017	2,350	1,751
Arch Western Finance LLC			Prestige Brands Inc
6.75%, 7/ 1/2013	7,920	6,653	9.25%, 4/15/2012	500	465
Massey Energy Co			Spectrum Brands Inc
6.88%, 12/15/2013	4,440	3,596	12.00%, 10/ 2/2013	700	319
Peabody Energy Corp			7.38%, 2/ 1/2015	1,000	335
6.88%, 3/15/2013	5,505	4,831	Visant Holding Corp
5.88%, 4/15/2016	1,470	1,132	0.00%, 12/ 1/2013 (d)(g)	850	586

		16,212	Yankee Acquisition Corp/MA

			8.50%, 2/15/2015	700	395

					4,904

See accompanying notes

309

Schedule of Investments
High Yield Fund I
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Containers - Metal & Glass (1.70%)			Diversified Manufacturing Operations
Ball Corp			(continued)
6.88%, 12/15/2012	$ 9,560 $	8,795	Harland Clarke Holdings Corp (continued)
Crown Americas LLC / Crown Americas			9.50%, 5/15/2015	$ 600 $	288
Capital Corp			JB Poindexter & Co Inc
7.75%, 11/15/2015	1,565	1,366	8.75%, 3/15/2014 (e)	1,500	660
Impress Holdings BV			RBS Global Inc/Rexnord LLC
7.88%, 9/15/2013 (a)(d)	600	390	9.50%, 8/ 1/2014	850	586
Owens Brockway Glass Container Inc			8.88%, 9/ 1/2016	1,750	1,120
8.25%, 5/15/2013	750	701	SPX Corp

		11,252	7.63%, 12/15/2014 (a)	900	756

					3,758

Containers - Paper & Plastic (1.21%)
AEP Industries Inc			Diversified Minerals (0.10%)
7.88%, 3/15/2013	1,021	613	FMG Finance Pty Ltd
Berry Plastics Corp			10.63%, 9/ 1/2016 (a)	1,000	685
9.50%, 2/15/2015 (d)	765	574
Berry Plastics Holding Corp			Diversified Operations (0.46%)
8.88%, 9/15/2014	1,500	780	Kansas City Southern Railway
Constar International Inc			8.00%, 6/ 1/2015	1,500	1,234
6.18%, 2/15/2012 (d)	2,150	1,295	Leucadia National Corp
11.00%, 12/ 1/2012	400	74	7.13%, 3/15/2017	1,000	855
Graham Packaging Co Inc			Susser Holdings LLC
9.88%, 10/15/2014	3,085	1,943	10.63%, 12/15/2013	1,150	977

Intertape Polymer US Inc					3,066

8.50%, 8/ 1/2014	350	280	Electric - Generation (2.62%)
Jefferson Smurfit Corp US			AES Corp/The
8.25%, 10/ 1/2012	2,500	1,275	8.75%, 5/15/2013 (a)	7,660	6,971
Plastipak Holdings Inc			8.00%, 10/15/2017	150	115
8.50%, 12/15/2015 (a)	1,000	715	8.00%, 6/ 1/2020 (a)	2,200	1,617
Portola Packaging Inc
8.25%, 2/ 1/2012 (g)	880	452	Edison Mission Energy

			7.50%, 6/15/2013	1,195	1,007
		8,001	7.75%, 6/15/2016	1,600	1,284

Dialysis Centers (0.23%)			7.00%, 5/15/2017	1,400	1,108
DaVita Inc			7.20%, 5/15/2019	500	375
6.63%, 3/15/2013	1,750	1,536	7.63%, 5/15/2027	5,250	3,412
			Midwest Generation LLC
Direct Marketing (0.02%)			8.56%, 1/ 2/2016	1,670	1,490

Visant Corp					17,379

7.63%, 10/ 1/2012	200	158
			Electric - Integrated (3.98%)
Distribution & Wholesale (0.30%)			CMS Energy Corp
ACE Hardware Corp			8.50%, 4/15/2011	795	759
9.13%, 6/ 1/2016 (a)	2,000	1,500	6.30%, 2/ 1/2012	950	848
Intcomex Inc			6.88%, 12/15/2015	2,975	2,433
11.75%, 1/15/2011 (b)(c)	750	473	Energy Future Holdings Corp

		1,973	10.88%, 11/ 1/2017 (a)	550	423

Diversified Banking Institutions (0.09%)			11.25%, 11/ 1/2017 (a)	12,150	7,594
Morgan Stanley			Exelon Corp
6.00%, 4/28/2015	700	569	4.90%, 6/15/2015	2,910	2,177
			Ipalco Enterprises Inc
Diversified Manufacturing Operations (0.57%)			7.25%, 4/ 1/2016 (a)	1,745	1,457
Harland Clarke Holdings Corp			Mirant Americas Generation LLC
7.55%, 5/15/2015 (d)	800	348	8.30%, 5/ 1/2011	4,015	3,684

See accompanying notes

310

Schedule of Investments
High Yield Fund I
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Auto Loans (continued)
Mirant Americas Generation LLC (continued)			Ford Motor Credit Co LLC (continued)
8.50%, 10/ 1/2021	$ 1,500 $	1,050	7.38%, 2/ 1/2011	$ 3,090 $	1,923
Mirant Mid Atlantic LLC			9.88%, 8/10/2011	2,150	1,355
8.63%, 6/30/2012	2,446	2,238	7.57%, 1/13/2012 (d)	750	454
PPL Energy Supply LLC			8.00%, 12/15/2016	2,000	1,095
6.30%, 7/15/2013	2,850	2,614	GMAC LLC
Public Service Co of New Mexico			6.88%, 9/15/2011	3,175	1,859
7.95%, 5/15/2018	200	163	8.00%, 11/ 1/2031	1,750	794

Texas Competitive Electric Holdings Co LLC					8,829

10.25%, 11/ 1/2015 (a)	450	343
10.50%, 11/ 1/2016 (a)	940	588	Finance - Other Services (0.46%)

		26,371	Icahn Enterprises LP / Icahn Enterprises

			Finance Corp
Electronic Components - Miscellaneous (1.51%)			8.13%, 6/ 1/2012	2,965	2,016
Communications & Power Industries Inc			7.13%, 2/15/2013	1,665	1,049

8.00%, 2/ 1/2012	500	420			3,065

Flextronics International Ltd
6.50%, 5/15/2013	700	546	Food - Dairy Products (0.35%)
6.25%, 11/15/2014	7,170	5,449	Dean Foods Co
NXP BV/NXP Funding LLC			7.00%, 6/ 1/2016	1,750	1,330
7.50%, 10/15/2013 (d)	3,520	1,549	Land O' Lakes Inc
7.88%, 10/15/2014	750	371	9.00%, 12/15/2010	1,000	995

Sanmina-SCI Corp					2,325

6.75%, 3/ 1/2013	500	340	Food - Meat Products (0.15%)
5.57%, 6/15/2014 (a)(d)	1,720	1,325	Smithfield Foods Inc

		10,000	7.75%, 5/15/2013	750	503

			7.75%, 7/ 1/2017	750	472

Electronic Components - Semiconductors (0.50%)
Amkor Technology Inc					975

7.13%, 3/15/2011	750	551	Food - Miscellaneous/Diversified (0.49%)
7.75%, 5/15/2013	1,500	930	Chiquita Brands International Inc
Conexant Systems Inc			7.50%, 11/ 1/2014	500	355
6.55%, 11/15/2010 (d)	484	479	8.88%, 12/ 1/2015	1,750	1,290
Freescale Semiconductor Inc			Dole Food Co Inc
6.69%, 12/15/2014 (d)	1,050	399	8.63%, 5/ 1/2009	1,500	1,350
9.13%, 12/15/2014	1,315	480	7.25%, 6/15/2010	375	274

Spansion Inc					3,269

5.93%, 6/ 1/2013 (a)(d)	2,250	484

		3,323	Food - Retail (0.16%)

			Ingles Markets Inc
Electronics - Military (1.89%)			8.88%, 12/ 1/2011	700	616
L-3 Communications Corp			Stater Brothers Holdings
7.63%, 6/15/2012	7,020	6,511	8.13%, 6/15/2012	500	445

6.13%, 7/15/2013	1,610	1,393			1,061

5.88%, 1/15/2015	360	295	Funeral Services & Related Items (1.44%)
6.38%, 10/15/2015	5,170	4,291	Service Corp International/US

		12,490	7.38%, 10/ 1/2014	2,270	1,856

Filtration & Separation Products (0.23%)			6.75%, 4/ 1/2015	1,675	1,319
Polypore Inc			6.75%, 4/ 1/2016	750	574
8.75%, 5/15/2012	1,928	1,542	7.00%, 6/15/2017	2,250	1,716
			7.50%, 4/ 1/2027	2,385	1,651
Finance - Auto Loans (1.33%)
Ford Motor Credit Co LLC
7.38%, 10/28/2009	1,625	1,349

See accompanying notes		311

Schedule of Investments
High Yield Fund I
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Funeral Services & Related Items (continued)			Machinery - Material Handling (0.07%)
Stewart Enterprises Inc			Columbus McKinnon Corp/NY
6.25%, 2/15/2013 (d)	$ 2,950 $	2,426	8.88%, 11/ 1/2013	$ 525 $	438

		9,542

			Medical - Biomedical/Gene (0.36%)
Gambling (Non-Hotel) (0.89%)			FMC Finance III SA
Isle of Capri Casinos Inc			6.88%, 7/15/2017	3,010	2,393
7.00%, 3/ 1/2014	600	291
Mashantucket Western Pequot Tribe			Medical - Drugs (0.35%)
8.50%, 11/15/2015 (a)	2,520	1,386	Elan Finance PLC/Elan Finance Corp
Pokagon Gaming Authority			6.80%, 11/15/2011 (d)	1,000	640
10.38%, 6/15/2014 (a)	2,511	2,285	7.75%, 11/15/2011	1,500	997
Shingle Springs Tribal Gaming Authority			6.94%, 12/ 1/2013 (d)	250	154
9.38%, 6/15/2015 (a)	3,970	1,945

			8.88%, 12/ 1/2013	860	542

		5,907

					2,333

Human Resources (0.38%)
			Medical - HMO (0.29%)
TeamHealth Inc
11.25%, 12/ 1/2013	2,643	2,537	Multiplan Inc
			10.38%, 4/15/2016 (a)	2,083	1,916

Independent Power Producer (2.01%)
			Medical - Hospitals (1.61%)
Mirant North America LLC
7.38%, 12/31/2013	600	524	Community Health Systems Inc
			8.88%, 7/15/2015	2,450	2,052
NRG Energy Inc
7.25%, 2/ 1/2014	4,635	4,056	HCA Inc
			9.25%, 11/15/2016	6,075	5,164
7.38%, 2/ 1/2016	1,000	862
			IASIS Healthcare LLC / IASIS Capital Corp
7.38%, 1/15/2017	5,430	4,697	8.75%, 6/15/2014	750	592
Reliant Energy Inc			Tenet Healthcare Corp
7.63%, 6/15/2014	2,100	1,617	6.38%, 12/ 1/2011	250	215
6.75%, 12/15/2014	500	436	9.88%, 7/ 1/2014	3,200	2,616

7.88%, 6/15/2017	1,500	1,147			10,639

		13,339

			Medical - Outpatient & Home Medical Care (1.25%)
Industrial Gases (0.24%)			National Mentor Holdings Inc
Airgas Inc			11.25%, 7/ 1/2014	1,200	1,104
7.13%, 10/ 1/2018 (a)	1,925	1,588	NMH Holdings Inc
			9.94%, 6/15/2014 (a)(d)	4,316	3,194
Insurance Brokers (0.02%)			Select Medical Corp
HUB International Holdings Inc			7.63%, 2/ 1/2015	6,325	3,953

10.25%, 6/15/2015 (a)	250	158			8,251

Life & Health Insurance (0.04%)			Medical Products (0.77%)
Prudential Financial Inc			Biomet Inc
5.70%, 12/14/2036	450	278	10.00%, 10/15/2017	2,400	2,208
			10.38%, 10/15/2017	645	537
Machinery - Construction & Mining (0.07%)			11.63%, 10/15/2017	2,305	2,005
Terex Corp			DJO Finance LLC / DJO Finance Corp
8.00%, 11/15/2017	600	444	10.88%, 11/15/2014	435	350

					5,100

Machinery - General Industry (0.15%)
Stewart & Stevenson LLC			Metal - Aluminum (0.01%)
10.00%, 7/15/2014	400	300	CII Carbon LLC
Wabtec Corp			11.13%, 11/15/2015 (a)	100	92
6.88%, 7/31/2013	800	704

		1,004

See accompanying notes

312

Schedule of Investments
High Yield Fund I
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Metal - Diversified (0.59%)			Oil Company - Exploration & Production (6.14%)
Freeport-McMoRan Copper & Gold Inc			Berry Petroleum Co
8.25%, 4/ 1/2015	$ 1,340 $	1,072	8.25%, 11/ 1/2016	$ 1,000 $	660
8.38%, 4/ 1/2017	3,595	2,822	Chesapeake Energy Corp

		3,894	7.50%, 9/15/2013	7,515	6,313

			7.50%, 6/15/2014	2,105	1,731
Metal Processors & Fabrication (0.14%)
			7.00%, 8/15/2014	930	746
Wolverine Tube Inc
10.50%, 4/ 1/2009	1,000	900	6.88%, 1/15/2016	1,245	999
			6.50%, 8/15/2017	750	552
Mining Services (0.03%)			Cimarex Energy Co
Noranda Aluminium Acquisition Corp			7.13%, 5/ 1/2017	3,645	2,916
6.83%, 5/15/2015	500	225	Encore Acquisition Co
			6.00%, 7/15/2015	1,000	655
Multimedia (0.39%)			7.25%, 12/ 1/2017	1,500	986
CanWest MediaWorks LP			Forest Oil Corp
9.25%, 8/ 1/2015 (a)	1,500	915	7.75%, 5/ 1/2014	1,385	1,108
LBI Media Inc			7.25%, 6/15/2019	2,715	1,846
8.50%, 8/ 1/2017 (a)	1,000	600	7.25%, 6/15/2019 (a)	500	340
Quebecor Media Inc			Newfield Exploration Co
7.75%, 3/15/2016	1,500	1,039	7.63%, 3/ 1/2011	590	528

		2,554	6.63%, 9/ 1/2014	3,065	2,368

Music (0.24%)			7.13%, 5/15/2018	500	353
WMG Acquisition Corp			PetroHawk Energy Corp
7.38%, 4/15/2014	2,560	1,587	9.13%, 7/15/2013	400	308
			Petroquest Energy Inc
Non-Hazardous Waste Disposal (1.12%)			10.38%, 5/15/2012	700	529
Allied Waste North America Inc			Pioneer Natural Resources Co
5.75%, 2/15/2011	4,710	4,333	6.65%, 3/15/2017	3,200	2,410
7.88%, 4/15/2013	250	233	Quicksilver Resources Inc
6.13%, 2/15/2014	500	435	8.25%, 8/ 1/2015	1,500	1,043
7.38%, 4/15/2014	500	445	Range Resources Corp
7.25%, 3/15/2015	750	667	7.50%, 5/15/2016	2,933	2,390
7.13%, 5/15/2016	1,000	880	7.25%, 5/ 1/2018	50	40
WCA Waste Corp			Sabine Pass LNG LP
9.25%, 6/15/2014	500	410	7.25%, 11/30/2013	1,580	1,122

		7,403	7.50%, 11/30/2016	7,460	5,148

			Southwestern Energy Co
Oil - Field Services (0.65%)			7.50%, 2/ 1/2018 (a)	2,440	2,001
Calfrac Holdings LP			Swift Energy Co
7.75%, 2/15/2015 (a)	1,875	1,219	7.63%, 7/15/2011	1,000	845
Forbes Energy Services Ltd			7.13%, 6/ 1/2017	1,500	1,044
11.00%, 2/15/2015	1,000	695	W&T Offshore Inc
Helix Energy Solutions Group Inc			8.25%, 6/15/2014 (a)	2,500	1,650

9.50%, 1/15/2016 (a)	2,250	1,440			40,631

Key Energy Services Inc
8.38%, 12/ 1/2014	1,250	925	Oil Refining & Marketing (0.24%)

		4,279	Frontier Oil Corp

			6.63%, 10/ 1/2011	500	443
Oil & Gas Drilling (0.06%)			Tesoro Corp
Pride International Inc			6.25%, 11/ 1/2012	1,071	819
7.38%, 7/15/2014	500	410	6.63%, 11/ 1/2015	500	340

					1,602

See accompanying notes

313

Schedule of Investments
High Yield Fund I
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Optical Supplies (0.03%)			Pipelines (continued)
Bausch & Lomb Inc			El Paso Natural Gas Co
9.88%, 11/ 1/2015 (a)	$ 250 $	197	5.95%, 4/15/2017	$ 1,500 $	1,160
			8.38%, 6/15/2032	1,535	1,240
Paper & Related Products (0.82%)			Holly Energy Partners LP
Abitibi-Consolidated Co of Canada			6.25%, 3/ 1/2015	2,650	1,802
8.38%, 4/ 1/2015	1,100	214	Knight Inc
Bowater Canada Finance Corp			6.50%, 9/ 1/2012	9,684	8,473
7.95%, 11/15/2011	700	217	5.15%, 3/ 1/2015	805	620
Cascades Inc			MarkWest Energy Partners LP / MarkWest
7.25%, 2/15/2013	844	468	Energy Finance Corp
Domtar Corp			6.88%, 11/ 1/2014	1,125	813
7.13%, 8/15/2015	2,000	1,490	8.75%, 4/15/2018	3,080	2,218
Georgia-Pacific Corp			Targa Resources Partners LP
7.13%, 1/15/2017 (a)	2,500	1,738	8.25%, 7/ 1/2016 (a)	250	155
NewPage Corp			Williams Cos Inc
10.00%, 5/ 1/2012	750	510	7.13%, 9/ 1/2011	3,505	3,154
12.00%, 5/ 1/2013	500	295	Williams Partners LP/Williams Partners
Verso Paper Holdings LLC / Verso Paper Inc			Finance Corp
9.13%, 8/ 1/2014	750	398	7.25%, 2/ 1/2017	7,106	5,649

11.38%, 8/ 1/2016	250	100			45,010

		5,430	Poultry (0.06%)

Petrochemicals (0.15%)			Pilgrim's Pride Corp
Sterling Chemicals Inc			7.63%, 5/ 1/2015	1,250	425
10.25%, 4/ 1/2015 (c)	1,000	960
			Printing - Commercial (0.54%)
Pharmacy Services (0.28%)			Cadmus Communications Corp
Omnicare Inc			8.38%, 6/15/2014	600	385
6.75%, 12/15/2013	197	164	Cenveo Corp
6.88%, 12/15/2015	2,200	1,694	7.88%, 12/ 1/2013	700	459

		1,858	10.50%, 8/15/2016 (a)	500	423

			Quebecor World Capital Corp
Physical Therapy & Rehabilitation Centers (0.12%)			6.13%, 11/15/2013 (g)	750	67
Psychiatric Solutions Inc			8.75%, 3/15/2016 (a)(g)	500	70
7.75%, 7/15/2015	1,000	823	Quebecor World Inc
			9.75%, 1/15/2015 (a)(g)	350	49
Pipelines (6.80%)
			Sheridan Group Inc/The
Copano Energy LLC / Copano Energy Finance			10.25%, 8/15/2011	500	415
Corp
7.75%, 6/ 1/2018 (a)	1,000	690	Valassis Communications Inc
Dynegy Holdings Inc			6.63%, 1/15/2009	750	742
8.75%, 2/15/2012	700	609	8.25%, 3/ 1/2015	1,750	945

7.50%, 6/ 1/2015	100	73			3,555

7.13%, 5/15/2018	2,250	1,440	Private Corrections (0.34%)
7.75%, 6/ 1/2019	3,025	2,027	Corrections Corp of America
Dynegy Roseton/Danskammer Pass Through			7.50%, 5/ 1/2011	1,013	957
Trust Series B			6.75%, 1/31/2014	1,500	1,298

7.67%, 11/ 8/2016	10,765	8,085			2,255

El Paso Corp
6.75%, 5/15/2009	4,790	4,613	Property & Casualty Insurance (0.16%)
7.88%, 6/15/2012	500	444	Crum & Forster Holdings Corp
6.88%, 6/15/2014	1,250	995	7.75%, 5/ 1/2017	750	521
7.25%, 6/ 1/2018	1,000	750

See accompanying notes

314

Schedule of Investments
High Yield Fund I
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Property & Casualty Insurance (continued)			Rental - Auto & Equipment (continued)
Fairfax Financial Holdings Ltd			United Rentals North America Inc
7.75%, 6/15/2017	$ 615 $	517	6.50%, 2/15/2012	$ 4,565 $	3,196

		1,038			4,603

Publishing - Newspapers (0.31%)			Resorts & Theme Parks (0.02%)
Block Communications Inc			Six Flags Inc
8.25%, 12/15/2015 (a)	2,785	2,061	9.63%, 6/ 1/2014	306	89
			Six Flags Operations Inc
Publishing - Periodicals (0.26%)			12.25%, 7/15/2016 (a)	135	71

Dex Media Inc					160

0.00%, 11/15/2013 (d)(g)	850	191
Dex Media West LLC/Dex Media West			Retail - Apparel & Shoe (0.39%)
Finance Co			Collective Brands Inc
8.50%, 8/15/2010	500	383	8.25%, 8/ 1/2013	2,350	1,763
9.88%, 8/15/2013	1,780	668	Phillips-Van Heusen Corp
Idearc Inc			8.13%, 5/ 1/2013	585	503
8.00%, 11/15/2016	3,275	454	7.75%, 11/15/2023	350	347

		1,696			2,613

Racetracks (0.06%)			Retail - Auto Parts (0.04%)
Speedway Motorsports Inc			PEP Boys-Manny Moe & Jack
6.75%, 6/ 1/2013	500	380	7.50%, 12/15/2014	500	240

Radio (0.24%)			Retail - Automobile (0.05%)
Entercom Radio LLC/Entercom Capital Inc			Penske Auto Group Inc
7.63%, 3/ 1/2014	1,750	1,190	7.75%, 12/15/2016	750	358
XM Satellite Radio Holdings Inc
13.00%, 8/ 1/2013 (a)	1,000	380	Retail - Discount (0.02%)

		1,570	Dollar General Corp

			11.88%, 7/15/2017	200	164
Recycling (0.07%)
Aleris International Inc			Retail - Drug Store (0.58%)
9.00%, 12/15/2014	1,360	469	Rite Aid Corp
			8.63%, 3/ 1/2015	1,190	423
Regional Banks (0.28%)			10.38%, 7/15/2016	1,125	782
Fifth Third Bancorp			7.50%, 3/ 1/2017	2,000	1,260
6.25%, 5/ 1/2013	1,000	868	9.50%, 6/15/2017	3,795	1,366

Wells Fargo Capital XV					3,831

9.75%, 12/29/2049 (d)	1,000	970

		1,838	Retail - Propane Distribution (1.83%)

			Amerigas Partners LP
REITS - Healthcare (1.12%)			7.25%, 5/20/2015	2,125	1,599
Ventas Realty LP/Ventas Capital Corp			AmeriGas Partners LP/AmeriGas Eagle Finance
6.75%, 6/ 1/2010	345	326	Corp
6.63%, 10/15/2014	1,110	949	7.13%, 5/20/2016	3,265	2,408
7.13%, 6/ 1/2015	5,570	4,818	Ferrellgas Escrow LLC/Ferrellgas Finance
6.75%, 4/ 1/2017	1,585	1,300	Escrow Corp

		7,393	6.75%, 5/ 1/2014	2,335	1,658

			Ferrellgas Partners LP/Ferrellgas Partners
REITS - Hotels (0.31%)			Finance
Host Hotels & Resorts LP			8.75%, 6/15/2012	2,205	1,654
7.13%, 11/ 1/2013	2,605	2,045	Ferrellgas Partners-LP
			6.75%, 5/ 1/2014 (a)	2,700	1,917
Rental - Auto & Equipment (0.70%)			Inergy LP/Inergy Finance Corp
Erac USA Finance Co			6.88%, 12/15/2014	525	388
7.00%, 10/15/2037 (a)	2,405	1,407	8.25%, 3/ 1/2016	1,250	959

See accompanying notes

315

Schedule of Investments
High Yield Fund I
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Retail - Propane Distribution (continued)			Special Purpose Entity (continued)
Suburban Propane Partners LP/Suburban			Hexion US Finance Corp/Hexion Nova Scotia
Energy Finance Corp			Finance ULC
6.88%, 12/15/2013	$ 2,000 $	1,540	9.75%, 11/15/2014	$ 325 $	206

		12,123	KAR Holdings Inc

			6.80%, 5/ 1/2014 (d)	425	264
Retail - Restaurants (0.30%)
			Milacron Escrow Corp
NPC International Inc			11.50%, 5/15/2011	230	172
9.50%, 5/ 1/2014	1,610	998
			Regency Energy Partners LP/Regency Energy
O'Charleys Inc			Finance Corp
9.00%, 11/ 1/2013	1,629	965	8.38%, 12/15/2013	2,260	1,718

		1,963	Universal City Development Partners

Retail - Video Rental (0.11%)			11.75%, 4/ 1/2010	1,000	800
Blockbuster Inc			Vanguard Health Holding Co II LLC
9.00%, 9/ 1/2012 (d)	1,305	744	9.00%, 10/ 1/2014	1,700	1,411

					10,202

Retail - Vitamins & Nutritional Suppliments (0.37%)			Steel - Producers (0.73%)
General Nutrition Centers Inc			AK Steel Corp
7.58%, 3/15/2014 (d)	4,000	2,480	7.75%, 6/15/2012	875	700
			Metals USA Holdings Corp
Rubber - Tires (0.08%)			9.88%, 7/ 1/2012 (d)	2,560	1,408
American Tire Distributors Inc
10.13%, 4/ 1/2012 (d)	250	195	Steel Dynamics Inc
			7.38%, 11/ 1/2012	3,700	2,752

10.75%, 4/ 1/2013	399	305

					4,860

		500

			Steel - Specialty (0.45%)
Satellite Telecommunications (1.43%)			California Steel Industries Inc
Intelsat Corp			6.13%, 3/15/2014	1,870	1,365
9.25%, 8/15/2014 (a)	3,178	2,733
			Tube City IMS Corp
Intelsat Subsidiary Holding Co Ltd			9.75%, 2/ 1/2015	2,795	1,621

8.50%, 1/15/2013 (a)	3,865	3,363
					2,986

8.88%, 1/15/2015 (a)	4,000	3,400

		9,496	Telecommunication Services (1.59%)

			MasTec Inc
Schools (0.53%)			7.63%, 2/ 1/2017	700	560
Knowledge Learning Corp Inc			PAETEC Holding Corp
7.75%, 2/ 1/2015 (a)	4,465	3,483	9.50%, 7/15/2015	750	426
			Qwest Corp
Semiconductor Equipment (0.03%)			7.88%, 9/ 1/2011	1,880	1,631
MagnaChip Semiconductor SA / MagnaChip			8.88%, 3/15/2012 (d)	4,355	3,811
Semiconductor Finance Co
6.07%, 12/15/2011 (d)	1,000	95	7.63%, 6/15/2015	2,000	1,530
6.88%, 12/15/2011	1,000	95	Telcordia Technologies Inc

		190	8.50%, 7/15/2012 (a)(d)	1,000	650

			Time Warner Telecom Holdings Inc
Special Purpose Entity (1.54%)			9.25%, 2/15/2014	1,915	1,551
Altra Industrial Motion Inc			West Corp
9.00%, 12/ 1/2011	650	585	9.50%, 10/15/2014	700	381

Chukchansi Economic Development Authority					10,540

8.00%, 11/15/2013 (a)	1,180	625
El Paso Performance-Linked Trust			Telephone - Integrated (2.32%)
7.75%, 7/15/2011 (a)	1,250	1,041	Cincinnati Bell Inc
FireKeepers Development Authority			7.25%, 7/15/2013	1,250	950
13.88%, 5/ 1/2015 (a)	3,790	2,691	Citizens Communications Co
Goldman Sachs Capital II			6.25%, 1/15/2013	1,000	828
5.79%, 12/29/2049 (d)	1,500	689	Level 3 Financing Inc
			9.25%, 11/ 1/2014	1,210	690

See accompanying notes		316

Schedule of Investments
High Yield Fund I
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Telephone - Integrated (continued)			Transport - Truck (0.08%)
Sprint Capital Corp			Quality Distribution LLC/QD Capital Corp
6.90%, 5/ 1/2019	$ 2,020 $	1,424	9.25%, 1/15/2012 (b)(d)	$ 1,000 $	505
6.88%, 11/15/2028	3,985	2,331
Sprint Nextel Corp			Vitamins & Nutrition Products (0.06%)
6.00%, 12/ 1/2016	4,845	3,355	NBTY Inc
Virgin Media Finance PLC			7.13%, 10/ 1/2015	500	375
8.75%, 4/15/2014	1,750	1,225
9.13%, 8/15/2016	2,011	1,327	Wire & Cable Products (0.15%)
Windstream Corp			Coleman Cable Inc
8.13%, 8/ 1/2013	2,540	2,089	9.88%, 10/ 1/2012	550	392
8.63%, 8/ 1/2016	1,525	1,151	General Cable Corp

			6.26%, 4/ 1/2015 (d)	750	435
		15,370

			7.13%, 4/ 1/2017	250	160

Television (1.52%)					987

Allbritton Communications Co
7.75%, 12/15/2012	1,000	680	Wireless Equipment (0.25%)
LIN Television Corp			American Tower Corp
6.50%, 5/15/2013	3,735	2,092	7.13%, 10/15/2012	1,810	1,679

6.50%, 5/15/2013	2,970	1,663	TOTAL BONDS	$ 582,749

Videotron Ltee			SENIOR FLOATING RATE INTERESTS (7.87%)
6.88%, 1/15/2014	3,040	2,523	Airlines (0.10%)
9.13%, 4/15/2018 (a)	3,490	3,097	Delta Air Lines Inc, Term Loan

		10,055	2.31%, 4/30/2012 (d)	55	35

Theaters (0.54%)			5.50%, 4/30/2012 (d)	935	595

AMC Entertainment Inc					630

8.63%, 8/15/2012	3,480	2,923	Auto - Car & Light Trucks (0.43%)
11.00%, 2/ 1/2016	300	237	Ford Motor Co, Term Loan B
Cinemark Inc			0.00%, 12/15/2013 (d)(h)	5,244	2,864
0.00%, 3/15/2014 (d)(g)	500	420

		3,580	Cable TV (0.75%)

			Charter Communications Operating LLC/
Tobacco (0.16%)			Charter Communications Operating Capital;
Alliance One International Inc			Term Loan
11.00%, 5/15/2012	1,250	1,056	0.00%, 3/ 6/2014 (d)(h)	1,610	1,189
			4.80%, 3/ 6/2014 (d)	3,507	2,590
Transport - Marine (0.31%)			Mediacom Broadband LLC, Term Loan C
Navios Maritime Holdings Inc			0.00%, 1/31/2015 (d)(h)	1,655	1,192

9.50%, 12/15/2014	1,000	820			4,971

Ultrapetrol Bahamas Ltd
9.00%, 11/24/2014	1,750	1,225	Casino Hotels (0.07%)

		2,045	Fontainebleau Las Vegas Holdings LLC, Term

			Loan
Transport - Rail (0.05%)			0.00%, 6/ 6/2014 (d)(h)	333	153
Kansas City Southern de Mexico SA de CV			6.06%, 6/ 6/2014 (d)	667	307

7.63%, 12/ 1/2013	200	156			460

7.38%, 6/ 1/2014	194	152

		308	Cellular Telecommunications (0.15%)

			MetroPCS Wireless Inc, Term Loan B
Transport - Services (0.26%)			5.06%, 11/ 3/2013 (d)	633	516
Bristow Group Inc			5.38%, 11/ 3/2013 (d)	316	258
7.50%, 9/15/2017	800	600	5.38%, 11/ 3/2013 (d)	293	239

PHI Inc					1,013

7.13%, 4/15/2013	1,500	1,103

		1,703

See accompanying notes

317

Schedule of Investments
High Yield Fund I
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Chemicals - Diversified (0.13%)			Diversified Manufacturing Operations
Lyondell Chemical, Term Loan U1			(continued)
8.04%, 12/20/2014 (d)(h)	$ 1,496 $	868	Clarke American Corp, Term Loan B (continued)
			6.38%, 4/ 1/2014 (d)	$ 167 $	106
Chemicals - Other (0.05%)			5.30%, 5/ 1/2014 (d)	289	184
BOC Edwards, Term Loan			Jacuzzi Brands Inc, Term Loan B
4.81%, 5/13/2014 (d)(h)	439	329	3.66%, 2/ 7/2014 (d)	24	12
			5.42%, 8/ 7/2014 (d)	273	137

Chemicals - Specialty (0.25%)					1,097

Huntsman Intl LLC, Term Loan B
0.00%, 4/19/2014 (d)(h)	1,940	1,667	Electric - Integrated (0.94%)
			Texas Competitive Electric Holdings Company,
Commercial Services (0.19%)			Term Loan
			6.30%, 8/ 7/2014 (d)	374	293
Aramark Corp, Term Loan B
2.47%, 1/26/2014 (d)	90	75	7.26%, 8/ 7/2014 (d)	3	2
5.64%, 1/26/2014 (d)	1,410	1,178	7.64%, 8/ 7/2014 (d)	121	95

		1,253	Texas Competitive Electric Holdings Company,

			Term Loan B2
Computer Services (0.11%)			6.48%, 8/ 7/2014 (d)	259	203
Sungard Data Systems Inc, Term Loan B			Texas Competitive Electric Holdings Company,
0.00%, 2/28/2014 (d)(h)	955	729	Term Loan B3
			6.23%, 10/10/2014 (d)	2,447	1,917
Computers - Integrated Systems (0.03%)			6.23%, 10/10/2014 (d)	21	16
Brocade Communications Systems Inc, Term			6.31%, 10/10/2014 (d)	4,750	3,719

Loan					6,245

7.50%, 9/25/2013 (d)	250	219
			Electric Products - Miscellaneous (0.05%)
Consumer Products - Miscellaneous (0.12%)			TPF Generation Holdings/Tenaska LLC, Term
Spectrum Brands Inc, Term Loan B			Loan
3.57%, 3/30/2013 (d)	48	32	8.01%, 12/15/2014 (d)	500	330
6.80%, 3/30/2013 (d)	82	55
			Electronic Components - Semiconductors (0.15%)
6.80%, 3/30/2013 (d)	94	63	Freescale Semiconductor Inc, Term Loan B
7.50%, 3/30/2013 (d)	234	157	4.24%, 11/29/2013 (d)	1,495	997
7.50%, 3/30/2013 (d)	148	99
7.50%, 3/30/2013 (d)	117	78	Golf (0.02%)
8.00%, 3/30/2013 (d)	205	137	True Temper Sports Inc, Term Loan
8.32%, 4/30/2013 (d)	263	177	9.33%, 6/30/2011 (d)	154	131

		798

			Independent Power Producer (0.71%)
Containers - Paper & Plastic (0.52%)			Calpine Corp, Term Loan
Berry Plastics Corp, Term Loan C			5.69%, 3/29/2009 (d)	4,430	3,531
0.00%, 4/ 3/2015 (d)(h)	1,555	1,134	NRG Energy Inc, Term Loan B
4.18%, 4/ 3/2015 (d)	3,181	2,319	5.26%, 2/ 1/2013 (d)(i)	897	783

		3,453	2.70%, 6/ 8/2014 (d)	441	385

Data Processing & Management (0.19%)					4,699

First Data Corporation, Term Loan B			Medical - Hospitals (1.14%)
5.95%, 9/24/2014 (d)	1,627	1,189	Community Health Systems Inc, Term Loan
6.51%, 9/24/2014 (d)	107	79	0.00%, 7/25/2014 (h)	250	202

		1,268	HCA Inc, Term Loan B1

Diversified Manufacturing Operations (0.17%)			6.01%, 11/18/2013 (d)	250	206
Clarke American Corp, Term Loan B			HCA Inc; Term Loan A
5.30%, 4/ 1/2014 (d)	310	197	0.00%, 11/18/2012 (h)	1,230	1,035
5.59%, 4/ 1/2014 (d)	188	119	5.39%, 4/19/2014	7,269	6,119

6.26%, 4/ 1/2014 (d)	538	342			7,562

See accompanying notes

318

Schedule of Investments
High Yield Fund I
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Miscellaneous Manufacturers (0.16%)			Theaters (0.13%)
Polymer Group Inc, Term Loan B			AMC Entertainment Inc, Term Loan
5.73%, 11/22/2012 (d)	$ 1,393 $	1,073	0.00%, 1/26/2013 (h)	$ 1,157 $	873

Music (0.30%)			Transport - Rail (0.10%)
WMG Acquisition Corp, Term Loan			RailAmerica Inc, Term Loan
4.81%, 2/28/2011 (d)	541	432	7.88%, 7/ 1/2009 (d)	750	664

4.81%, 2/28/2011 (d)	541	432	TOTAL SENIOR FLOATING RATE INTERESTS	$ 52,109

5.12%, 2/28/2011 (d)	642	513
			CONVERTIBLE BONDS (0.11%)
5.19%, 2/28/2011 (d)	226	181	Finance - Investment Banker & Broker (0.11%)
5.54%, 2/28/2011 (d)	355	284	Merrill Lynch & Co Inc
5.83%, 2/28/2011 (d)	180	144	0.00%, 3/13/2032 (g)	750	766

		1,986	TOTAL CONVERTIBLE BONDS	$ 766

Paper & Related Products (0.27%)			REPURCHASE AGREEMENTS (3.31%)
Abitibi-Consolidated Co of Canada, Term Loan			Money Center Banks (3.31%)
B
11.75%, 3/31/2009 (d)	1,390	1,175	BNP Paribas Securities Corporation
			Repurchase Agreement; 0.20% dated
NewPage Corp, Term Loan B			10/31/08 maturing 11/03/08 (collateralized
6.99%, 11/ 1/2014 (d)	744	608	by U.S. Government Agency Issues;

		1,783	$605,000; 0.00% - 25%; dated 12/23/08 -

			07/13/37) (j)	$ 600 $	599
Publishing - Periodicals (0.03%)			Investment in Joint Trading Account; Bank
Idearc Inc, Term Loan B			of America Repurchase Agreement; 0.15%;
4.80%, 11/17/2014 (d)	475	197	dated 10/31/2008 maturing 11/03/2008
5.12%, 11/17/2014 (d)	21	9	(collateralized by Sovereign Agency

		206	Issues; $10,971,000; 2.75% - 5.38%; dated

			11/28/08 - 02/13/17)	10,652	10,652
Retail - Discount (0.12%)			Investment in Joint Trading Account;
Dollar General Corp, Term Loan B			Morgan Stanley Repurchase Agreement;
5.87%, 7/ 6/2014 (d)	583	456	0.15%; dated 10/31/2008 maturing
6.51%, 7/ 6/2017 (d)	417	326	11/03/2008 (collateralized by Sovereign

		782	Agency Issues; $10,971,000; 2.63% -

			4.63%; dated 09/09/09 - 06/12/15)	10,652	10,652

Retail - Restaurants (0.08%)					21,903

OSI Restaurant, Term Loan B
6.00%, 5/ 6/2014 (d)	889	452	TOTAL REPURCHASE AGREEMENTS	$ 21,903

2.64%, 6/14/2014 (d)	71	36	Total Investments	$ 659,249

		488	Other Assets in Excess of Liabilities, Net - 0.43%		2,830

Special Purpose Entity (0.13%)			TOTAL NET ASSETS - 100.00%	$ 662,079

Vanguard Health Holding Co II, Term Loan
5.37%, 9/23/2011 (d)	414	350
6.01%, 9/23/2011 (d)	578	490

		840

Television (0.28%)
Newport Television, Term Loan
8.21%, 9/14/2016 (d)	1,680	1,020
8.21%, 9/14/2016 (d)	444	270
Univision Communications Inc, Term Loan
4.61%, 3/29/2009 (d)	940	508
4.61%, 9/20/2014 (d)	60	33

		1,831

See accompanying notes

319

Schedule of Investments
High Yield Fund I
October 31, 2008

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $93,761 or 14.16% of net assets.
(b) Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,777 or 0.42% of net assets.
(d) Variable Rate. Rate shown is in effect at October 31, 2008.
(e)	Security or a portion of the security was on loan at the end of the period.
(f) Security purchased on a when-issued basis.
(g) Non-Income Producing Security
(h)	This Senior Floating Rate Note will settle after October 31, 2008, at which time the interest rate will be determined.
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.
(j)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 745
Unrealized Depreciation	(191,953)

Net Unrealized Appreciation (Depreciation)	(191,208)
Cost for federal income tax purposes	850,457
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Communications	18.30%
Energy	16.33%
Consumer, Non-cyclical	14.87%
Industrial	11.36%
Consumer, Cyclical	10.99%
Utilities	10.21%
Financial	9.19%
Basic Materials	5.68%
Technology	2.06%
Diversified	0.46%
Mortgage Securities	0.12%
Other Assets in Excess of Liabilities, Net	0.43%

TOTAL NET ASSETS	100.00%

See accompanying notes

320

Schedule of Investments
Income Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (0.18%)			BONDS (continued)
Cable TV (0.17%)			Casino Hotels (continued)
Time Warner Cable Inc (a)	80,164 $	1,570	MGM Mirage
			13.00%, 11/15/2013 (d)(f)	$ 9,000 $	8,010

Special Purpose Entity (0.01%)					13,874

Adelphia Recovery Trust (a)(b)	658,740	92

			Casino Services (0.90%)
TOTAL COMMON STOCKS	$ 1,662		OED Corp/Diamond Jo LLC

PREFERRED STOCKS (0.05%)			8.75%, 4/15/2012	12,000	8,310
Finance - Investment Banker & Broker (0.00%)
Lehman Brothers Holdings Inc	280,000	2	Cellular Telecommunications (0.85%)
			Vodafone Group PLC
Finance - Mortgage Loan/Banker (0.05%)			7.75%, 2/15/2010	8,000	7,778
Freddie Mac 8.38%; Series Z	300,000	465

			Commercial Banks (1.16%)
TOTAL PREFERRED STOCKS	$ 467		US Bank NA/Cincinnati OH

	Principal		6.38%, 8/ 1/2011	5,000	4,949
	Amount	Value	4.95%, 10/30/2014	6,000	5,676

	(000's)	(000's)			10,625

BONDS (70.93%)			Containers - Paper & Plastic (0.42%)
Aerospace & Defense (0.32%)			Sealed Air Corp
Lockheed Martin Corp			5.63%, 7/15/2013 (d)	4,000	3,857
7.75%, 5/ 1/2026	$ 3,000	2,900
			Cruise Lines (0.95%)
Auto - Medium & Heavy Duty Trucks (0.63%)			Royal Caribbean Cruises Ltd
New Flyer Industries Ltd			8.75%, 2/ 2/2011	4,000	3,440
14.00%, 8/19/2020 (b)(c)(d)	7,000	5,749	6.88%, 12/ 1/2013	6,000	4,020

Cable TV (3.11%)			7.25%, 3/15/2018	2,000	1,280

Comcast Cable Communications Inc					8,740

7.13%, 6/15/2013	7,000	6,659	Diversified Banking Institutions (6.42%)
Comcast Cable Communications LLC			Bank of America Corp
6.20%, 11/15/2008	550	550	5.42%, 3/15/2017	5,000	3,800
Comcast Cable Holdings LLC			6.80%, 3/15/2028	670	519
7.88%, 8/ 1/2013	2,000	1,946	8.00%, 12/29/2049 (g)	4,000	2,995
Comcast Corp			8.13%, 12/29/2049 (g)	7,000	5,425
6.95%, 8/15/2037	3,000	2,446
			Citigroup Inc
COX Communications Inc			5.85%, 8/ 2/2016	12,000	10,418
6.75%, 3/15/2011	8,000	7,780
			8.40%, 4/29/2049	2,000	1,390
6.45%, 12/ 1/2036 (d)	4,000	2,822
			Goldman Sachs Group Inc/The
Frontiervision			6.60%, 1/15/2012	10,000	9,452
0.00%, 9/15/2010 (a)(b)	2,500	75
			5.35%, 1/15/2016	2,000	1,644
Frontiervision Operating PRT
0.00%, 10/15/2010 (a)(b)	2,000	-	JP Morgan Chase & Co
			5.13%, 9/15/2014	12,000	10,681
Time Warner Cable Inc
6.55%, 5/ 1/2037	6,000	4,569	7.90%, 4/29/2049 (g)	5,000	4,052
7.30%, 7/ 1/2038	2,000	1,673	Morgan Stanley

			4.75%, 4/ 1/2014	5,000	3,556
		28,520

			6.25%, 8/ 9/2026	7,000	5,018

Casino Hotels (1.51%)					58,950

Harrah's Operating Co Inc
6.50%, 6/ 1/2016	6,000	945	Electric - Integrated (12.61%)
Mandalay Resort Group			Arizona Public Service Co
7.00%, 11/15/2036 (e)	5,000	4,919	6.50%, 3/ 1/2012	5,000	4,604
			Dominion Resources Inc/VA
			5.00%, 3/15/2013	10,000	8,890

See accompanying notes

321

Schedule of Investments
Income Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Investment Banker & Broker (2.29%)
Exelon Generation Co LLC			Jefferies Group Inc
6.20%, 10/ 1/2017	$ 9,000 $	7,134	7.75%, 3/15/2012	$ 7,500 $	7,142
Florida Power Corp			6.25%, 1/15/2036	5,000	3,302
5.90%, 3/ 1/2033	8,000	6,649	Merrill Lynch & Co Inc
6.35%, 9/15/2037	2,000	1,749	6.00%, 2/17/2009	5,000	4,966
Illinois Power Co			5.00%, 1/15/2015	3,000	2,484
7.50%, 6/15/2009	9,000	9,025	6.50%, 7/15/2018	2,000	1,723
Metropolitan Edison Co			6.75%, 6/ 1/2028	2,000	1,434

4.95%, 3/15/2013	7,000	6,341			21,051

Mirant Americas Generation LLC
8.50%, 10/ 1/2021	15,000	10,500	Finance - Leasing Company (0.11%)
Nisource Finance Corp			DVI Inc
6.15%, 3/ 1/2013	5,000	4,090	0.00%, 2/ 1/2004 (a)(b)(c)	8,125	975
5.40%, 7/15/2014	5,000	3,852	0.00%, 2/ 1/2004 (a)(b)(c)	400	48

5.25%, 9/15/2017	2,000	1,361			1,023

Ohio Edison Co			Food - Miscellaneous/Diversified (1.11%)
5.45%, 5/ 1/2015	5,000	4,233	Corn Products International Inc
Oncor Electric Delivery Co			8.45%, 8/15/2009	10,200	10,220
7.00%, 9/ 1/2022	11,000	8,793
Pacific Gas & Electric Co			Food - Retail (0.55%)
4.20%, 3/ 1/2011	10,250	9,766	Safeway Inc
6.05%, 3/ 1/2034	2,000	1,526	7.50%, 9/15/2009	5,000	5,013
Pacificorp
4.95%, 8/15/2014	7,500	6,735	Forestry (0.11%)
5.25%, 6/15/2035	5,000	3,563	Weyerhaeuser Co
PPL Energy Supply LLC			7.38%, 3/15/2032	1,500	1,029
6.40%, 11/ 1/2011	5,000	4,795
Southwestern Electric Power Co			Gas - Distribution (0.92%)
5.38%, 4/15/2015	6,500	5,343	Sempra Energy
Texas-New Mexico Power Co			6.00%, 2/ 1/2013	9,000	8,480
6.25%, 1/15/2009	6,845	6,821

		115,770	Medical - Drugs (0.45%)

			Elan Finance PLC/Elan Finance Corp
Electronics - Military (0.11%)			7.75%, 11/15/2011	6,250	4,156
Lockheed Martin Tactical Systems Inc
7.63%, 6/15/2025	1,000	979	Medical - Hospitals (1.78%)
			HCA Inc
Finance - Commercial (0.49%)			9.25%, 11/15/2016	6,000	5,100
CIT Group Inc			7.50%, 11/ 6/2033	1,700	969
5.00%, 2/ 1/2015	2,000	1,017	Tenet Healthcare Corp
5.40%, 1/30/2016	7,000	3,455	6.38%, 12/ 1/2011	12,000	10,320

		4,472			16,389

Finance - Consumer Loans (0.45%)			Medical - Wholesale Drug Distribution (1.05%)
American General Finance Corp			Cardinal Health Inc
4.63%, 5/15/2009	6,500	4,122	6.75%, 2/15/2011	10,000	9,661

Finance - Credit Card (0.75%)			Metal - Diversified (1.04%)
FIA Card Services NA			Xstrata Canada Corp
7.13%, 11/15/2012 (d)	5,000	4,875	6.00%, 10/15/2015	12,000	9,543
MBNA Corp
7.50%, 3/15/2012	2,000	1,981

		6,856

See accompanying notes

322

Schedule of Investments
Income Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
MRI - Medical Diagnostic Imaging (1.12%)			Pipelines (continued)
Alliance Imaging Inc			Energy Maintenance Services Group LLC -
7.25%, 12/15/2012	$ 12,000 $	10,320	Rights
			0.00%, 3/ 1/2014 (a)(b)(c)	$ 48 $	1
Multi-Line Insurance (0.57%)			Enterprise Products Operating LP
Farmers Insurance Exchange			6.38%, 2/ 1/2013	2,500	2,275
6.00%, 8/ 1/2014 (d)	6,000	5,233	Express Pipeline LP
			7.39%, 12/31/2017 (d)	4,514	5,166
Multimedia (1.19%)			Southern Natural Gas Co
Historic TW Inc			8.00%, 3/ 1/2032	4,000	3,090
9.15%, 2/ 1/2023	5,260	4,883	Tennessee Gas Pipeline Co
News America Inc			8.38%, 6/15/2032	2,000	1,615
6.40%, 12/15/2035	8,000	6,055	TransCanada Pipelines Ltd

		10,938	7.25%, 8/15/2038	7,000	5,549

Non-Hazardous Waste Disposal (1.72%)					34,665

Allied Waste North America Inc			Publishing - Books (1.12%)
7.88%, 4/15/2013	1,000	930	Reed Elsevier Capital Inc
7.25%, 3/15/2015	9,000	8,010	6.75%, 8/ 1/2011	10,000	10,327
Waste Management Inc
6.88%, 5/15/2009	3,450	3,474	Regional Banks (2.72%)
7.38%, 8/ 1/2010	3,500	3,343	Bank One Corp

		15,757	10.00%, 8/15/2010	400	417

			FleetBoston Financial Corp
Oil Company - Exploration & Production (0.80%)			6.88%, 1/15/2028	995	814
OPTI Canada Inc			Wachovia Corp
7.88%, 12/15/2014	6,000	3,600	7.98%, 2/28/2049 (g)	15,000	11,329
XTO Energy Inc			Wells Fargo & Co
6.75%, 8/ 1/2037	5,000	3,705	4.63%, 4/15/2014	11,000	10,032

		7,305	Wells Fargo Capital XV

Oil Company - Integrated (1.52%)			9.75%, 12/29/2049 (g)	2,500	2,425

Petro-Canada					25,017

4.00%, 7/15/2013	3,000	2,551	Reinsurance (0.23%)
9.25%, 10/15/2021	8,500	8,023	Aspen Insurance Holdings Ltd
6.80%, 5/15/2038	5,000	3,366	6.00%, 8/15/2014	2,500	2,145

		13,940

			REITS - Healthcare (3.50%)
Oil Refining & Marketing (0.38%)			HCP Inc
Tesoro Corp			6.45%, 6/25/2012	3,000	2,734
6.25%, 11/ 1/2012	4,600	3,519	6.00%, 3/ 1/2015	1,750	1,385
Pharmacy Services (0.31%)			7.07%, 6/ 8/2015	2,250	1,891
Omnicare Inc			Health Care REIT Inc
6.13%, 6/ 1/2013	3,500	2,870	6.00%, 11/15/2013	8,000	6,873
			6.20%, 6/ 1/2016	3,000	2,369
Physical Therapy & Rehabilitation Centers (0.84%)			Healthcare Realty Trust Inc
Healthsouth Corp			8.13%, 5/ 1/2011	7,500	7,708
10.75%, 6/15/2016	8,500	7,692	5.13%, 4/ 1/2014	1,000	849
			Nationwide Health Properties Inc
Pipelines (3.78%)			6.00%, 5/20/2015	12,000	8,327

El Paso Natural Gas Co					32,136

7.50%, 11/15/2026	10,000	7,622
Energy Maintenance Services Group LLC			REITS - Office Property (0.94%)
11.50%, 3/ 1/2014 (b)(c)	12,299	9,347	Arden Realty LP
			5.20%, 9/ 1/2011	3,000	2,843
See accompanying notes

323

Schedule of Investments
Income Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Office Property (continued)			Transport - Services (1.00%)
Arden Realty LP (continued)			Trailer Bridge Inc
5.25%, 3/ 1/2015	$ 7,000 $	5,824	9.25%, 11/15/2011	$ 12,000 $	9,210

		8,667	TOTAL BONDS	$ 651,300

REITS - Shopping Centers (0.96%)			SENIOR FLOATING RATE INTERESTS (0.20%)
Developers Diversified Realty Corp			Commercial Services (0.20%)
4.63%, 8/ 1/2010	10,000	8,797	Quintiles Transnational, Term Loan Lien 2
			7.77%, 3/31/2014 (g)	2,500	1,775

REITS - Storage (0.98%)			TOTAL SENIOR FLOATING RATE INTERESTS	$ 1,775

Shurgard Storage Centers LLC
5.88%, 3/15/2013	9,000	8,985	CONVERTIBLE BONDS (2.27%)
			Containers - Paper & Plastic (0.67%)
Retail - Regional Department Store (0.72%)			Sealed Air Corp
Neiman Marcus Group Inc/The			3.00%, 6/30/2033 (d)(g)	7,250	6,153
10.38%, 10/15/2015	10,000	6,650
			Pharmacy Services (0.26%)
Savings & Loans - Thrifts (0.00%)			Omnicare Inc
Washington Mutual Preferred Funding LLC			3.25%, 12/15/2035	5,000	2,413
0.00%, 10/29/2049 (a)(d)(e)	7,000	9
			Therapeutics (1.34%)
Special Purpose Entity (1.81%)			CV Therapeutics Inc
CCM Merger Inc			3.25%, 8/16/2013	17,000	12,282

8.00%, 8/ 1/2013 (d)	11,000	6,490	TOTAL CONVERTIBLE BONDS	$ 20,848

CDX North America High Yield
7.63%, 6/29/2012 (d)	11,760	10,172	U.S. GOVERNMENT & GOVERNMENT AGENCY

			OBLIGATIONS (25.34%)
		16,662	Federal Home Loan Mortgage Corporation

Telecommunication Equipment - Fiber Optics (1.16%)			(FHLMC) (14.85%)
Corning Inc			5.50%, 11/ 1/2017	3,531	3,539
5.90%, 3/15/2014	12,000	10,607	5.50%, 1/ 1/2018	1,144	1,147
			6.50%, 1/ 1/2029	367	376
Telecommunication Services (1.73%)			6.50%, 5/ 1/2029	468	479
Qwest Corp			6.50%, 6/ 1/2029	331	338
8.88%, 3/15/2012 (g)	8,000	7,000	6.50%, 6/ 1/2029	1,026	1,049
Telus Corp			6.50%, 8/ 1/2029	419	428
8.00%, 6/ 1/2011	9,000	8,845	6.00%, 3/ 1/2031	329	330

		15,845	5.50%, 5/ 1/2031	1,716	1,680

Telephone - Integrated (0.54%)			7.00%, 1/ 1/2032	546	561
Deutsche Telekom International Finance BV			6.00%, 5/ 1/2032	1,931	1,935
8.50%, 6/15/2010 (g)	5,000	4,925	5.00%, 5/ 1/2033	13,479	12,786
			4.50%, 8/ 1/2033	10,185	9,261
Toys (0.12%)			4.50%, 8/ 1/2033	8,959	8,147
Mattel Inc
7.30%, 6/13/2011	1,000	1,072	4.50%, 8/ 1/2033	14,432	13,123
			5.50%, 6/ 1/2035	17,229	16,823
Transport - Rail (1.08%)			5.00%, 11/ 1/2035	15,847	15,012
Norfolk Southern Corp			5.50%, 1/ 1/2036	18,790	18,347
6.20%, 4/15/2009	5,000	4,983	5.50%, 4/ 1/2036	15,762	15,383
Union Pacific Corp			6.00%, 6/ 1/2038	15,652	15,633

3.88%, 2/15/2009	5,000	4,957			136,377

		9,940

			Federal National Mortgage Association (FNMA) (5.07%)
			7.45%, 6/ 1/2016	141	147
			5.00%, 1/ 1/2018	3,402	3,353
			6.50%, 9/ 1/2028	93	96

See accompanying notes		324

Schedule of Investments
Income Fund
October 31, 2008

	Principal
	Amount	Value	(a) Non-Income Producing Security
	(000's)	(000's)	(b)	Market value is determined in accordance with procedures established in

			good faith by the Board of Directors. At the end of the period, the value
U.S. GOVERNMENT & GOVERNMENT AGENCY			of these securities totaled $16,287 or 1.77% of net assets.
OBLIGATIONS (continued)			(c) Security is Illiquid
Federal National Mortgage Association (FNMA)
(continued)			(d)	Security exempt from registration under Rule 144A of the Securities Act
6.50%, 11/ 1/2028	$ 106 $	109	of 1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. Unless otherwise
7.00%, 1/ 1/2030	33	34	indicated, these securities are not considered illiquid. At the end of the
6.50%, 5/ 1/2031	384	392	period, the value of these securities totaled $58,536 or 6.37% of net
6.00%, 4/ 1/2032	1,076	1,080	assets.
6.50%, 4/ 1/2032	1,244	1,269	(e)	Security or a portion of the security was on loan at the end of the period.
6.50%, 5/ 1/2032	1,217	1,242	(f) Security purchased on a when-issued basis.
5.00%, 10/ 1/2032	3,647	3,465	(g) Variable Rate. Rate shown is in effect at October 31, 2008.
			(h)	Security was purchased with the cash proceeds from securities loans.
5.50%, 3/ 1/2033	5,096	4,990

5.50%, 6/ 1/2033	14,786	14,494	Unrealized Appreciation (Depreciation)
5.50%, 2/ 1/2035	16,261	15,904	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

		46,575	of investments held by the fund as of the period end were as follows:

Government National Mortgage Association
(GNMA) (0.29%)			Unrealized Appreciation	$ 3,808
7.00%, 6/20/2031	271	276	Unrealized Depreciation	(171,674)

6.00%, 5/20/2032 (g)	2,387	2,393	Net Unrealized Appreciation (Depreciation)	(167,866)

		2,669	Cost for federal income tax purposes	1,083,244

			All dollar amounts are shown in thousands (000's)
U.S. Treasury (5.13%)

4.50%, 2/15/2036	17,000	17,315	Portfolio Summary (unaudited)

5.00%, 5/15/2037	15,000	16,521
			Sector	Percent

4.38%, 2/15/2038	3,000	3,009
			Financial	24.12%
4.50%, 5/15/2038	10,000	10,221	Mortgage Securities	20.21%

		47,066	Utilities	13.53%

			Communications	9.86%
TOTAL U.S. GOVERNMENT & GOVERNMENT			Consumer, Non-cyclical	9.02%
AGENCY OBLIGATIONS	$ 232,687		Energy	6.47%

REPURCHASE AGREEMENTS (0.72%)			Industrial	5.31%
			Government	5.18%
Money Center Banks (0.72%)			Consumer, Cyclical	4.84%
BNP Paribas Securities Corporation			Basic Materials	1.15%
Repurchase Agreement; 0.20% dated			Other Assets in Excess of Liabilities, Net	0.31%

10/31/08 maturing 11/03/08 (collateralized			TOTAL NET ASSETS	100.00%

by U.S. Government Agency Issues;

$1,509,000; 0.00% - 6.25%; dated
12/23/08 - 07/13/37) (h)	$ 1,497 $	1,497
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%;
dated 10/31/2008 maturing 11/03/2008
(collateralized by Sovereign Agency
Issues; $2,648,000; 2.75% - 5.38%; dated
11/28/08 - 02/13/17)	2,571	2,571
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $2,648,000; 2.63% -
4.63%; dated 09/09/09 - 06/12/15)	2,571	2,571

		6,639

TOTAL REPURCHASE AGREEMENTS	$ 6,639

Total Investments	$ 915,378
Other Assets in Excess of Liabilities, Net - 0.31%		2,873

TOTAL NET ASSETS - 100.00%	$ 918,251

See accompanying notes

325

Schedule of Investments
Inflation Protection Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (55.90%)			BONDS (continued)
Appliances (0.12%)			Asset Backed Securities (continued)
Whirlpool Corp			SACO I Inc
3.32%, 6/15/2009 (a)(b)	$ 500 $	499	3.40%, 9/25/2036 (a)	$ 892 $	180
			SLM Student Loan Trust
Asset Backed Securities (7.86%)			2.97%, 6/15/2016 (a)(b)(d)	37	36
Ameriquest Mortgage Securities Inc			2.88%, 3/15/2017 (a)(b)	1,136	1,094
3.57%, 4/25/2034 (a)	380	311	Swift Master Auto Receivables Trust
Argent Securities Inc			4.66%, 6/15/2012 (a)	1,400	1,222

3.38%, 4/25/2036 (a)(b)	570	554			32,050

3.41%, 7/25/2036 (a)	3,000	2,155
Carrington Mortgage Loan Trust			Auto - Car & Light Trucks (0.93%)
3.49%, 12/25/2035 (a)(b)	215	207	Daimler Finance North America LLC
3.54%, 12/25/2035 (a)	250	228	3.25%, 3/13/2009 (a)(b)	1,500	1,427
Citigroup Mortgage Loan Trust Inc			Daimler North America Corp
3.41%, 3/25/2037 (a)	2,000	1,720	3.17%, 3/13/2009 (a)(b)	2,500	2,351

Countrywide Asset-Backed Certificates					3,778

4.38%, 12/25/2032 (a)	78	58	Automobile Sequential (2.18%)
3.63%, 2/25/2036 (a)(b)	270	259	AmeriCredit Automobile Receivables Trust
3.51%, 3/25/2036 (a)	1,538	1,316	4.07%, 4/ 6/2012 (a)(b)	900	857
3.42%, 2/25/2037 (a)	4,000	2,724	AmeriCredit Prime Automobile Receivable Trust
3.76%, 2/25/2037 (a)	3,000	272	4.47%, 2/ 8/2009 (a)(b)	429	425
3.43%, 6/25/2037 (a)	2,000	1,164	Capital Auto Receivables Asset Trust
3.39%, 11/25/2037 (a)	2,670	2,188	4.59%, 10/15/2009 (a)(b)	418	417
Countrywide Home Equity Loan Trust			4.79%, 3/15/2010 (a)(b)	1,470	1,457
4.80%, 2/15/2036 (a)	380	287	Capital One Auto Finance Trust
Fannie Mae Grantor Trust			4.57%, 7/15/2011 (a)(b)	577	555
3.40%, 4/25/2035 (a)	174	169	4.60%, 10/15/2012 (a)(b)	3,480	3,197
3.42%, 6/25/2035 (a)	5	5	Ford Credit Auto Owner Trust
Fannie Mae Whole Loan			5.30%, 6/15/2012	300	259
3.56%, 11/25/2033 (a)(b)	8	8	Hyundai Auto Receivables Trust
First Franklin Mortgage Loan Asset Backed			4.96%, 1/17/2012 (a)(b)	1,800	1,734

Certificates					8,901

3.50%, 11/25/2035 (a)(b)	1,333	1,301	Beverages - Wine & Spirits (0.39%)
First Horizon Asset Backed Trust			Diageo Finance BV
3.39%, 10/25/2026 (a)	719	493	3.88%, 3/30/2009 (a)(b)	1,585	1,585
First-Citizens Home Equity Loan LLC
4.77%, 9/15/2022 (a)(c)	783	612	Brewery (0.31%)
Ford Credit Floorplan Master Owner Trust			SABMiller PLC
5.01%, 6/15/2011 (a)(b)	500	476	4.18%, 7/ 1/2009 (a)(b)(c)	1,250	1,247
GMAC Mortgage Corp Loan Trust
3.47%, 11/25/2036 (a)	1,230	492	Building Products - Cement & Aggregate (0.67%)
Indymac Residential Asset Backed Trust			Martin Marietta Materials Inc
3.45%, 4/25/2037 (a)	4,300	3,672	3.62%, 4/30/2010 (a)(b)	2,850	2,752
JP Morgan Mortgage Acquisition Corp
3.39%, 11/25/2036 (a)	3,000	1,863	Building Products - Wood (0.61%)
3.41%, 3/25/2037 (a)	2,135	1,577	Masco Corp
3.42%, 5/ 1/2037 (a)	3,000	1,898	3.12%, 3/12/2010 (a)(b)	2,665	2,510
Long Beach Mortgage Loan Trust
3.79%, 6/25/2034 (a)	225	154	Cable TV (0.44%)
3.41%, 7/25/2036 (a)	3,000	1,605	Comcast Corp
3.43%, 12/25/2036 (a)	2,200	947	5.12%, 7/14/2009 (a)(b)	1,000	958
Merrill Lynch Mortgage Investors Inc
3.49%, 2/25/2037 (a)	2,000	803

See accompanying notes

326

Schedule of Investments
Inflation Protection Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable TV (continued)			Electric - Integrated (0.90%)
DirecTV Holdings LLC/DirecTV Financing Co			Entergy Gulf States Inc
8.38%, 3/15/2013	$ 900 $	844	3.21%, 12/ 1/2009 (a)(b)	$ 200 $	199

		1,802	Ohio Power Co

			4.39%, 4/ 5/2010 (a)(b)	1,535	1,510
Cellular Telecommunications (0.39%)
			Pepco Holdings Inc
Vodafone Group PLC			3.44%, 6/ 1/2010 (a)	1,150	1,136
3.09%, 2/27/2012 (a)	2,000	1,601
			TECO Energy Inc
Commercial Banks (1.09%)			4.80%, 5/ 1/2010 (a)(b)	850	814

American Express Centurion Bank					3,659

4.63%, 11/16/2009 (a)(b)	2,000	1,916	Electronic Components - Miscellaneous (0.17%)
Colonial Bank/Montgomery AL			Jabil Circuit Inc
8.00%, 3/15/2009	400	377	5.88%, 7/15/2010	500	451
HSBC America Capital Trust I			Sanmina-SCI Corp
7.81%, 12/15/2026 (c)	100	88	5.57%, 6/15/2010 (a)(c)	291	262

ICICI Bank Ltd					713

5.29%, 1/12/2010 (a)(b)(c)	500	486
M&I Marshall & Ilsley Bank			Electronic Components - Semiconductors (0.20%)
3.08%, 12/ 4/2012 (a)	2,000	1,561	National Semiconductor Corp

		4,428	3.07%, 6/15/2010 (a)	850	819

Computers - Memory Devices (0.45%)			Finance - Auto Loans (0.50%)
Seagate Technology HDD Holdings			American Honda Finance Corp
4.72%, 10/ 1/2009 (a)(b)	2,000	1,845	4.60%, 4/20/2010 (a)(b)(c)	850	848
			Ford Motor Credit Co LLC
Credit Card Asset Backed Securities (1.32%)			7.57%, 1/13/2012 (a)	500	303
American Express Credit Account Master Trust			GMAC LLC
4.79%, 8/15/2011 (a)(b)(c)	1,950	1,927	4.05%, 5/15/2009 (a)	1,000	871

4.81%, 9/15/2011 (a)(b)	1,500	1,481			2,022

4.84%, 3/15/2012 (a)(b)	500	479
			Finance - Commercial (1.09%)
4.67%, 9/15/2014 (a)	1,000	768	CIT Group Inc
GE Capital Credit Card Master Note Trust			3.76%, 4/27/2011 (a)	1,000	554
4.74%, 3/15/2015 (a)	1,000	734	3.05%, 2/13/2012 (a)	1,500	797

		5,389	Textron Financial Corp

Diversified Banking Institutions (0.90%)			2.94%, 2/25/2011 (a)	4,000	3,100

Citigroup Inc					4,451

2.96%, 5/18/2010 (a)	1,400	1,300
			Finance - Consumer Loans (1.62%)
Goldman Sachs Group Inc/The			HSBC Finance Corp
3.01%, 8/ 5/2011 (a)	1,000	881	3.81%, 4/24/2012 (a)	4,000	3,520
Morgan Stanley			John Deere Capital Corp
4.57%, 1/ 9/2012 (a)	1,000	780	4.93%, 10/16/2009 (a)(b)	2,350	2,357
4.62%, 1/ 9/2014 (a)	1,000	724	SLM Corp

		3,685	3.02%, 3/15/2011 (a)	1,000	716

Diversified Financial Services (0.61%)					6,593

General Electric Capital Corp			Finance - Investment Banker & Broker (2.16%)
4.64%, 4/10/2012 (a)	3,000	2,488	Bear Stearns Cos LLC/The
			4.91%, 7/16/2009 (a)(b)	1,500	1,502
Diversified Operations (0.20%)
			3.00%, 11/28/2011 (a)	1,500	1,315
Capmark Financial Group Inc
3.45%, 5/10/2010 (a)	2,000	802	Citigroup Funding Inc
			4.31%, 10/22/2009 (a)(b)	2,800	2,718
			Merrill Lynch & Co Inc
			3.00%, 11/ 1/2011 (a)	2,950	2,454

See accompanying notes

327

Schedule of Investments
Inflation Protection Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Investment Banker & Broker			Home Equity - Other (continued)
(continued)			Wells Fargo Home Equity Trust
Merrill Lynch & Co Inc (continued)			3.55%, 10/25/2035 (a)(c)	$ 187 $	163

3.04%, 6/ 5/2012 (a)	$ 1,000 $	814			19,442

		8,803

			Home Equity - Sequential (0.45%)
Finance - Leasing Company (0.14%)			BNC Mortgage Loan Trust
International Lease Finance Corp			3.43%, 7/25/2037 (a)	2,271	1,404
3.03%, 5/24/2010 (a)	800	553	Countrywide Asset-Backed Certificates
			5.51%, 8/25/2036	610	432

Finance - Mortgage Loan/Banker (0.74%)					1,836

Countrywide Financial Corp
3.42%, 3/24/2009 (a)(b)	2,000	1,962	Investment Companies (0.24%)
3.24%, 5/ 7/2012 (a)	1,000	850	Xstrata Finance Dubai Ltd
Fannie Mae			3.15%, 11/13/2009 (a)(b)(c)	1,000	982
6.74%, 2/17/2009 (a)	200	200

		3,012	Life & Health Insurance (0.37%)

			Lincoln National Corp
Food - Miscellaneous/Diversified (0.34%)			4.32%, 4/ 6/2009 (a)(b)	1,500	1,491
General Mills Inc
4.19%, 1/22/2010 (a)(b)	1,000	989	Machinery - Farm (0.21%)
Kraft Foods Inc			Case New Holland Inc
3.30%, 8/11/2010 (a)	450	412	6.00%, 6/ 1/2009	900	860

		1,401

			Medical - Drugs (0.04%)
Home Equity - Other (4.77%)
			Elan Finance PLC/Elan Finance Corp
ACE Securities Corp			6.94%, 12/ 1/2013 (a)	250	154
3.47%, 9/25/2035 (a)(b)	95	95
Asset Backed Securities Corp Home Equity			Medical - HMO (0.23%)
3.36%, 7/25/2036 (a)(b)	2,000	1,973	UnitedHealth Group Inc
Bear Stearns Asset Backed Securities Trust			3.38%, 6/21/2010 (a)	1,000	924
3.42%, 8/25/2036 (a)	400	264
3.45%, 5/25/2037 (a)	4,000	3,083	Medical - Wholesale Drug Distribution (0.24%)
3.44%, 6/25/2047 (a)	2,400	1,890	Cardinal Health Inc
First NLC Trust			4.32%, 10/ 2/2009 (a)(b)	1,000	986
3.56%, 9/25/2035 (a)	1,077	1,032
GMAC Mortgage Corp Loan Trust			Medical Products (1.01%)
5.75%, 10/25/2036	500	402	Angiotech Pharmaceuticals Inc
6.05%, 12/25/2037 (a)	1,580	803	6.56%, 12/ 1/2013 (a)	400	244
GSAA Trust			Hospira Inc
3.40%, 4/25/2047 (a)	3,025	1,897	4.24%, 3/30/2010 (a)(b)	4,000	3,895

HSI Asset Securitization Corp Trust					4,139

3.40%, 1/25/2037 (a)	2,000	1,353
			Mortgage Backed Securities (14.38%)
New Century Home Equity Loan Trust			Adjustable Rate Mortgage Trust
3.55%, 3/25/2035 (a)	55	42	3.53%, 8/25/2036 (a)	954	281
Option One Mortgage Loan Trust			Banc of America Alternative Loan Trust
4.26%, 2/25/2035 (a)	37	8	3.66%, 6/25/2036 (a)	374	361
3.71%, 3/25/2037 (a)	2,000	289	Banc of America Commercial Mortgage Inc
Residential Asset Securities Corp			6.85%, 4/15/2036	300	292
3.46%, 5/25/2035 (a)	2	2	5.31%, 10/10/2045 (a)	1,000	893
3.41%, 9/25/2036 (a)	3,300	2,489	Banc of America Funding Corp
Soundview Home Equity Loan Trust			4.56%, 7/20/2036 (a)	1,868	499
3.44%, 3/25/2036 (a)	761	686	3.44%, 4/25/2037 (a)	4,000	1,791
WAMU Asset-Backed Certificates			Bear Stearns Alt-A Trust
3.43%, 5/25/2037 (a)	2,000	1,462	3.42%, 11/25/2036 (a)	525	253
3.43%, 7/25/2047 (a)	3,000	1,509

See accompanying notes		328

Schedule of Investments
Inflation Protection Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Bear Stearns Alt-A Trust (continued)			Freddie Mac
3.43%, 4/25/2037 (a)	$ 1,389 $	661	4.89%, 5/15/2017 (a)	$ 413 $	408
Bear Stearns Asset Backed Securities Trust			4.89%, 2/15/2018 (a)	417	410
3.49%, 4/25/2036 (a)	150	102	4.89%, 6/15/2018 (a)	434	427
Bear Stearns Commercial Mortgage Securities			4.84%, 3/15/2023 (a)	258	252
7.00%, 5/20/2030	523	515	5.04%, 6/15/2023 (a)	110	107
Bella Vista Mortgage Trust			4.99%, 7/15/2023 (a)	3,658	3,498
4.05%, 1/22/2045 (a)	1,229	754
			4.94%, 7/15/2028 (a)	535	529
4.53%, 5/20/2045 (a)	953	630
			4.99%, 1/15/2030 (a)	629	609
Chase Mortgage Finance Corp
5.01%, 7/25/2037 (a)	469	429	4.94%, 2/15/2030 (a)	41	42
Citigroup/Deutsche Bank Commercial			4.79%, 4/15/2030 (a)	127	124
Mortgage Trust			4.94%, 5/15/2030 (a)	103	100
0.43%, 10/15/2048 (a)	36,702	626	4.99%, 9/15/2033 (a)	369	355
0.06%, 12/11/2049 (a)(c)	12,752	81	4.89%, 10/15/2034 (a)(b)	148	144
0.38%, 12/11/2049 (a)(c)	8,149	140	G-Force LLC
Commercial Mortgage Loan Trust			3.56%, 12/25/2039 (a)(c)	1,000	712
6.22%, 9/10/2017 (a)	600	461	Ginnie Mae
Countrywide Alternative Loan Trust			1.57%, 10/16/2012 (a)	2,993	99
3.68%, 12/25/2035 (a)	460	246	4.51%, 10/16/2028 (a)(b)	709	708
3.54%, 6/25/2036 (a)	1,077	271	4.63%, 10/20/2031 (a)	185	182
3.52%, 7/25/2046 (a)	2,100	640	0.82%, 3/16/2047 (a)	5,703	276
3.47%, 5/25/2047 (a)	4,024	1,618	Greenpoint Mortgage Funding Trust
Countrywide Asset-Backed Certificates			3.57%, 10/25/2045 (a)	1,001	736
3.53%, 1/25/2036 (a)	188	170	Greenwich Capital Commercial Funding Corp
Countrywide Home Loan Mortgage Pass			0.32%, 3/10/2039 (a)(c)	54,769	824
Through Trust			5.44%, 3/10/2039 (a)	2,000	1,491
3.46%, 4/25/2046 (a)	1,106	570	GSC Capital Corp Mortgage Trust
Credit Suisse Mortgage Capital Certificates			3.52%, 2/25/2036 (a)	635	398
6.00%, 9/15/2039 (a)	1,000	545	GSR Mortgage Loan Trust
CS First Boston Mortgage Securities Corp			3.52%, 8/25/2046 (a)	213	51
7.73%, 9/15/2041 (a)	1,025	1,029	Homebanc Mortgage Trust
Fannie Mae			3.60%, 1/25/2036 (a)	1,047	755
3.56%, 2/25/2018 (a)	76	76	Impac CMB Trust
3.56%, 3/25/2018 (a)	424	418	4.24%, 10/25/2034 (a)	50	33
3.56%, 10/25/2018 (a)	562	553	4.81%, 10/25/2034 (a)	111	51
3.51%, 11/25/2022 (a)	104	101	3.57%, 4/25/2035 (a)	289	121
3.46%, 1/25/2023 (a)	101	98	3.77%, 8/25/2035 (a)	64	23
3.66%, 6/25/2023 (a)	684	663	3.91%, 8/25/2035 (a)	56	15
3.66%, 2/25/2028 (a)(b)	203	199	3.51%, 4/25/2037 (a)	1,592	964
3.66%, 5/25/2030 (a)	494	478	Impac Secured Assets CMN Owner Trust
3.66%, 5/25/2031 (a)	690	681	3.43%, 9/25/2036 (a)	1,500	838
3.56%, 2/25/2032 (a)	97	96	3.42%, 3/25/2037 (a)	1,600	558
3.46%, 4/25/2034 (a)	638	638	Indymac Index Mortgage Loan Trust
3.51%, 3/25/2035 (a)	226	221	3.49%, 4/25/2035 (a)	134	76
Fannie Mae Grantor Trust			3.56%, 8/25/2035 (a)	334	192
3.61%, 5/25/2035 (a)	89	90	3.44%, 1/25/2037 (a)	1,460	428
Fannie Mae Whole Loan			3.50%, 6/25/2037 (a)	3,785	2,305
3.41%, 5/25/2035 (a)	98	97	JP Morgan Alternative Loan Trust
3.46%, 5/25/2035 (a)	105	99	3.41%, 3/25/2037 (a)	1,460	573
3.51%, 6/25/2044 (a)(b)	28	28
3.71%, 2/25/2047 (a)	83	83

See accompanying notes

329

Schedule of Investments
Inflation Protection Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Multimedia (continued)
JP Morgan Chase Commercial Mortgage			Viacom Inc
Securities Corp			3.17%, 6/16/2009 (a)(b)	$ 1,525 $	1,442

5.63%, 6/12/2041 (a)	$ 1,000 $	722			3,369

5.30%, 5/15/2047 (a)	1,000	884
JP Morgan Mortgage Trust			Office Automation & Equipment (0.09%)
5.30%, 7/25/2035	720	619	Xerox Corp
5.82%, 6/25/2036 (a)	300	189	3.63%, 12/18/2009 (a)(b)	400	365
5.80%, 1/25/2037 (a)	817	728	Pipelines (0.30%)
LB-UBS Commercial Mortgage Trust			Rockies Express Pipeline LLC
5.59%, 6/15/2031	390	360	5.10%, 8/20/2009 (a)(c)	720	720
Lehman XS Trust			Williams Cos Inc
3.48%, 6/25/2047 (a)	3,733	2,115	5.88%, 10/ 1/2010 (a)(c)	500	492

Merrill Lynch Alternative Note Asset Trust					1,212

3.47%, 4/25/2037 (a)	5,000	1,892
Merrill Lynch/Countrywide Commercial			Regional Banks (1.32%)
Mortgage Trust			BAC Capital Trust XIII
0.11%, 7/12/2046 (a)(c)	16,957	191	3.22%, 3/15/2043 (a)	4,000	1,443
Morgan Stanley Capital I			Capital One Financial Corp
4.88%, 12/20/2046 (a)(c)	200	26	3.10%, 9/10/2009 (a)(b)	1,900	1,762
Residential Accredit Loans Inc			Fleet Capital Trust II
3.41%, 2/25/2037 (a)	3,111	1,534	7.92%, 12/11/2026	500	386
3.45%, 7/25/2037 (a)	957	581	PNC Funding Corp
3.41%, 2/25/2047 (a)	2,714	1,440	3.56%, 1/31/2012 (a)	500	405
Structured Adjustable Rate Mortgage Loan Trust			Wells Fargo & Co
3.96%, 8/25/2034 (a)	1,313	567	3.03%, 8/20/2010 (a)	1,400	1,392

Structured Asset Mortgage Investments Inc					5,388

3.49%, 5/25/2045 (a)	757	422	REITS - Mortgage (0.31%)
Wachovia Bank Commercial Mortgage Trust			iStar Financial Inc
0.48%, 12/15/2043 (a)(c)	27,493	639	3.37%, 3/16/2009 (a)	725	413
4.52%, 5/15/2044	2,680	2,520	3.16%, 9/15/2009 (a)	500	283
WaMu Mortgage Pass Through Certificates			3.16%, 3/ 9/2010 (a)	1,000	560

3.90%, 12/25/2027 (a)	895	781
					1,256

5.93%, 9/25/2036 (a)	172	157
6.06%, 9/25/2036 (a)	195	175	REITS - Office Property (0.16%)
5.69%, 6/25/2037 (a)	1,764	1,229	HRPT Properties Trust
4.23%, 7/25/2044 (a)	86	80	3.42%, 3/16/2011 (a)	720	657
3.63%, 1/25/2045 (a)	187	82
			REITS - Warehouse & Industrial (0.12%)
3.64%, 11/25/2045 (a)(b)	731	681	Prologis
3.48%, 8/25/2046 (a)	993	765	3.06%, 8/24/2009 (a)(b)	500	487
Washington Mutual Alternative Mortgage
Pass-Through Certificates			Rental - Auto & Equipment (0.67%)
3.54%, 6/25/2046 (a)	700	143	Erac USA Finance Co
3.44%, 1/25/2047 (a)	3,411	1,240	3.71%, 4/30/2009 (a)(b)(c)	2,250	2,082

		58,653	3.06%, 8/28/2009 (a)(b)(c)	660	658

Multi-Line Insurance (0.30%)					2,740

Metropolitan Life Global Funding I			Retail - Drug Store (0.33%)
2.85%, 5/17/2010 (a)(b)(c)	1,400	1,240	CVS/Caremark Corp
			3.11%, 6/ 1/2010 (a)	1,500	1,355
Multimedia (0.83%)
Time Warner Inc
3.03%, 11/13/2009 (a)(b)	2,050	1,927

See accompanying notes

330

Schedule of Investments
Inflation Protection Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Rubber - Tires (0.06%)			OBLIGATIONS (continued)
Goodyear Tire & Rubber Co/The			Federal National Mortgage Association (FNMA)
6.68%, 12/ 1/2009 (a)	$ 250 $	229	(continued)
			5.87%, 3/ 1/2034 (a)	$ 337 $	346
Special Purpose Banks (0.25%)			5.59%, 4/ 1/2034 (a)	489	500
Korea Development Bank			4.60%, 9/ 1/2034 (a)	311	314
4.90%, 10/20/2009 (a)(b)	380	379	4.30%, 5/ 1/2035 (a)	287	288
4.35%, 4/ 3/2010 (a)(b)	665	641	4.42%, 5/ 1/2035 (a)	737	740

		1,020	5.65%, 11/ 1/2035 (a)	517	519

					5,128

Special Purpose Entity (1.16%)
Genworth Global Funding Trusts			U.S. Treasury Inflation-Indexed Obligations (61.98%)
2.98%, 12/15/2010 (a)	935	699	4.25%, 1/15/2010 (h)	1,530	1,516
ING USA Global Funding Trust			3.50%, 1/15/2011	13,028	12,725
4.62%, 10/ 9/2009 (a)(b)	2,300	2,088	2.38%, 4/15/2011 (h)	7,837	7,430
Sirens BV			3.38%, 1/15/2012	7,150	7,010
6.77%, 4/13/2012 (a)(c)(d)(e)	2,000	1,456	2.00%, 4/15/2012 (h)	14,926	14,076
Williams Cos Inc Credit Linked Certificate			3.00%, 7/15/2012	17,644	17,207
Trust/The
6.05%, 5/ 1/2009 (a)(c)	500	497	0.63%, 4/15/2013 (h)	13,889	12,610

		4,740	1.88%, 7/15/2013 (h)	12,853	12,024

			2.00%, 1/15/2014 (h)	5,093	4,665
Telecommunication Services (0.07%)			2.00%, 7/15/2014 (h)	21,026	19,225
Telcordia Technologies Inc			1.63%, 1/15/2015 (h)	13,700	11,991
8.50%, 7/15/2012 (a)(c)	440	286
			1.88%, 7/15/2015 (h)	18,033	15,925
Telephone - Integrated (0.67%)			2.00%, 1/15/2016 (h)	17,601	15,531
Deutsche Telekom International Finance BV			2.50%, 7/15/2016 (h)	8,630	7,946
3.39%, 3/23/2009 (a)(b)	375	371	2.38%, 1/15/2017 (h)	1,396	1,273
Sprint Nextel Corp			2.63%, 7/15/2017 (h)	14,059	13,175
4.17%, 6/28/2010 (a)	400	317	1.63%, 1/15/2018 (h)	13,909	12,060
Telecom Italia Capital SA			1.38%, 7/15/2018	13,513	11,555
5.11%, 7/18/2011 (a)	800	633	2.38%, 1/15/2025	5,631	4,877
Telefonica Emisiones SAU			2.00%, 1/15/2026	17,683	14,516
3.50%, 6/19/2009 (a)(b)	700	674
			2.38%, 1/15/2027 (h)	14,509	12,555
3.12%, 2/ 4/2013 (a)(f)(g)	1,000	750

			1.75%, 1/15/2028 (h)	13,961	10,914
		2,745

			3.63%, 4/15/2028	3,454	3,564
Tobacco (0.65%)			3.88%, 4/15/2029 (h)	6,430	6,878
Reynolds American Inc			3.38%, 4/15/2032 (h)	1,524	1,556

3.52%, 6/15/2011 (a)	3,200	2,660			252,804

Tools - Hand Held (0.34%)			TOTAL U.S. GOVERNMENT & GOVERNMENT
Snap-On Inc			AGENCY OBLIGATIONS	$ 257,932

4.95%, 1/12/2010 (a)(b)	1,400	1,384	REPURCHASE AGREEMENTS (1.73%)

TOTAL BONDS	$ 227,988		Money Center Banks (1.73%)

U.S. GOVERNMENT & GOVERNMENT AGENCY			BNP Paribas Securities Corporation
OBLIGATIONS (63.24%)			Repurchase Agreement; 0.20% dated
Federal National Mortgage Association (FNMA) (1.26%)			10/31/08 maturing 11/03/08 (collateralized
			by U.S. Government Agency Issues;
5.32%, 7/ 1/2026 (a)	445	445	$2,705,000; 0.00% - 6.25%; dated
5.41%, 3/ 1/2033 (a)	592	592	12/23/08 - 07/13/37) (b)	$ 2,683 $	2,683
5.25%, 4/ 1/2033 (a)	226	230
3.73%, 5/ 1/2033 (a)	555	548
4.54%, 7/ 1/2033 (a)	367	373
5.74%, 7/ 1/2033 (a)	231	233

See accompanying notes

331

Schedule of Investments
Inflation Protection Fund
October 31, 2008

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Government	62.03%

			Asset Backed Securities	16.53%
REPURCHASE AGREEMENTS (continued)			Mortgage Securities	15.69%
Money Center Banks (continued)			Financial	14.75%
Investment in Joint Trading Account; Bank			Consumer, Non-cyclical	3.88%
of America Repurchase Agreement; 0.15%;			Communications	2.40%
dated 10/31/2008 maturing 11/03/2008			Industrial	2.01%
(collateralized by Sovereign Agency			Consumer, Cyclical	1.44%
Issues; $2,253,000; 2.75% - 5.38%; dated			Utilities	0.90%
11/28/08 - 02/13/17)	$ 2,188 $	2,188	Technology	0.74%
			Energy	0.30%
Investment in Joint Trading Account;			Diversified	0.20%
Morgan Stanley Repurchase Agreement;			Liabilities in Excess of Other Assets, Net	(20.87%)

0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign			TOTAL NET ASSETS	100.00%

Agency Issues; $2,253,000; 2.63% -			Other Assets Summary (unaudited)

4.63%; dated 09/09/09 - 06/12/15)	2,188	2,188

		7,059	Asset Type	Percent

			Total Return Swaps	3.07%

TOTAL REPURCHASE AGREEMENTS		$ 7,059

Total Investments		$ 492,979
Liabilities in Excess of Other Assets, Net - (20.87)%		(85,120)

TOTAL NET ASSETS - 100.00%		$ 407,859

(a)	Variable Rate. Rate shown is in effect at October 31, 2008.
(b)	Security was purchased with the cash proceeds from securities loans.
(c)	Security exempt from registration under Rule 144A of the Securities Act
	of 1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $16,659 or 4.08% of net assets.
(d)	Market value is determined in accordance with procedures established in
good faith by the Board of Directors.	At the end of the period, the value
	of these securities totaled $1,492 or 0.37% of net assets.
(e) Security is Illiquid
(f) Non-Income Producing Security
(g)	Security purchased on a when-issued basis.
(h)	Security or a portion of the security was on loan at the end of the period.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 134
Unrealized Depreciation		(109,760)

Net Unrealized Appreciation (Depreciation)		(109,626)
Cost for federal income tax purposes		602,605
All dollar amounts are shown in thousands (000's)

See accompanying notes

332

Schedule of Investments
Inflation Protection Fund
October 31, 2008

Total Return Swaps

					Unrealized
			Expiration	Notional	Appreciation/
Counterparty (Issuer)	Receive	Pay	Date	Amount	(Depreciation)

Barclays Bank PLC	Return equal to a 3.88% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2029	LIBOR less 23bp	12/12/2008 $	11,000	$ (1,150)
Barclays Bank PLC	Return equal to a 3.00% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 07/2012	LIBOR less 26bp	01/30/2009	5,000	47
Barclays Bank PLC	Return equal to a 4.25% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 01/2010	LIBOR less 100bp	11/17/2008	19,500	(2,773)
Barclays Bank PLC	Return equal to a 3.38% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2032	LIBOR less 26bp	11/05/2008	3,500	(720)
Barclays Bank PLC	Return equal to a 2.38% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2011	LIBOR less 26bp	11/05/2008	10,000	(961)
Barclays Bank PLC	Return equal to a 3.63% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2028	LIBOR less 26bp	11/05/2008	11,000	(2,333)
Barclays Bank PLC	Return equal to a 1.88% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 07/2013	LIBOR less 25bp	11/26/2008	8,000	(77)
Barclays Bank PLC	Return equal to a 2.50% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 07/2016	LIBOR less 23bp	12/12/2008	8,000	(449)
Barclays Bank PLC	Return equal to a 2.38% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 01/2017	LIBOR less 23bp	12/12/2008	13,000	(623)
Barclays Bank PLC	Return equal to a 0.88% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2010	LIBOR less 23bp	12/12/2008	21,000	(787)
Barclays Bank PLC	Return equal to a 1.63% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 01/2015	LIBOR less 105bp	01/09/2009	6,000	(502)
Barclays Bank PLC	Return equal to a 4.25% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 01/2010	LIBOR less 100bp	11/17/2008	8,000	(18)
Morgan Stanley	Return equal to a 2.00% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 01/2014	LIBOR less 25bp	11/26/2008	15,000	(2,064)

All dollar amounts are shown in thousands (000's)

See accompanying notes

333

Schedule of Investments
International Emerging Markets Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (88.16%)			COMMON STOCKS (continued)
Agricultural Operations (0.00%)			Cellular Telecommunications (10.40%)
Golden Agri-Resources Ltd	480 $	-	Advanced Info Service PCL (a)(b)	2,373,700 $	4,774
			America Movil SAB de CV ADR	376,892	11,661
Airlines (0.67%)			Cellcom Israel Ltd	178,214	5,250
Lan Airlines SA ADR	271,326	2,738	China Mobile Ltd	2,088,962	18,390
Tam SA ADR (a)	184,975	1,957	China Unicom Hong Kong Ltd	5,089,500	7,266

		4,695	Empresa Nacional de Telecomunicaciones SA	284,805	2,951

Airport Development & Maintenance (0.12%)			Mobile Telesystems OJSC ADR	111,406	4,362
Grupo Aeroportuario del Sureste SAB de CV			MTN Group Ltd	700,790	7,869
ADR	26,009	839	SK Telecom Co Ltd ADR	361,954	6,229
			Taiwan Mobile Co Ltd	3,240,000	4,480

Apparel Manufacturers (0.31%)					73,232

Youngone Corp	539,560	2,165
			Coal (0.62%)
Applications Software (2.12%)			Banpu Public Co Ltd (a)(b)	302,700	1,449
Check Point Software Technologies Ltd (a)	213,398	4,315	Exxaro Resources Ltd	265,883	1,755
Infosys Technologies Ltd ADR	276,231	8,099	Tambang Batubara Bukit Asam Tbk PT	2,324,500	1,168

Satyam Computer Services Ltd ADR	157,810	2,482			4,372

		14,896	Commercial Banks (12.56%)

Auto - Car & Light Trucks (0.37%)			Banco do Brasil SA	425,805	2,811
Denway Motors Ltd	10,556,000	2,633	Banco Santander Chile SA ADR	45,228	1,619
			BanColombia SA ADR	97,691	1,908
Auto - Medium & Heavy Duty Trucks (0.22%)			Bangkok Bank Public Co (a)(b)	1,795,200	3,627
Mahindra & Mahindra Ltd (b)	211,337	1,569	Bank of China Ltd	21,987,000	6,420
			Bank of India	1,039,532	5,155
Auto/Truck Parts & Equipment - Original (1.01%)
			Bank Rakyat Indonesia	5,775,500	1,767
Hyundai Mobis	121,331	7,126
			China Construction Bank Corp	22,349,000	11,087
Auto/Truck Parts & Equipment - Replacement (0.31%)			Commercial Bank of Qatar (a)(b)	673,620	2,021
Weichai Power Co Ltd	909,000	2,169	Commercial International Bank	475,302	2,390
			Credicorp Ltd	98,343	3,862
Beverages - Non-Alcoholic (0.46%)			Daegu Bank	402,540	2,047
Coca-Cola Femsa SAB de CV	1,016,500	3,221	Industrial and Commercial Bank of China Ltd	24,201,000	11,387
			Komercni Banka AS	18,006	2,742
Beverages - Wine & Spirits (0.35%)			Powszechna Kasa Oszczednosci Bank Polski
Central European Distribution Corp (a)	86,495	2,490	SA	278,590	3,147
			Sberank RF GDR (a)(b)	23,354	4,165
Brewery (1.05%)			Siam Commercial Bank Public (a)(b)	2,396,000	3,589
Cia Cervecerias Unidas SA	383,957	2,061	Standard Bank Group Ltd	435,731	3,460
Fomento Economico Mexicano SAB de CV	1,066,368	2,701	State Bank of India Ltd	59,455	2,741
Hite Brewery Co Ltd (a)	19,920	2,662	Turkiye Is Bankasi	1,877,765	5,338

		7,424	Turkiye Vakiflar Bankasi Tao	2,778,273	2,713

Building & Construction - Miscellaneous (1.18%)			Unibanco - Uniao de Bancos Brasileiros SA	71,132	4,487

GS Engineering & Construction Corp	59,620	2,832			88,483

Murray & Roberts Holdings Ltd	497,654	3,369	Computers (1.98%)
Orascom Construction Industries	63,930	2,135	Acer Inc	4,583,036	5,911

		8,336	HTC Corp	239,000	2,833

Building Products - Cement & Aggregate (0.16%)			Quanta Computer Inc	4,919,000	5,178

Cemex SAB de CV (a)	1,481,762	1,112			13,922

			Diversified Financial Services (2.44%)
			First Financial Holding Co Ltd	352	-

See accompanying notes

334

Schedule of Investments
International Emerging Markets Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Financial Services (continued)			Finance - Mortgage Loan/Banker (0.51%)
Fubon Financial Holding Co Ltd	10,616,000 $	6,439	Housing Development Finance Corp	97,869 $	3,553
Hua Nan Financial Holdings Co Ltd	4,772,580	2,515
Intergroup Financial Services Corp (b)	117,824	1,296	Finance - Other Services (0.41%)
KB Financial Group Inc (a)	184,014	4,562	Grupo Financiero Banorte SAB de CV	1,575,600	2,886
SinoPac Financial Holdings Co Ltd	11,198,000	2,374

			Food - Confectionery (0.80%)
		17,186

			Lotte Confectionery Co Ltd	6,575	5,611
Diversified Minerals (0.20%)
African Rainbow Minerals Ltd	138,965	1,422	Food - Retail (1.52%)
			Cia Brasileira de Distribuicao Grupo Pao de
Diversified Operations (2.07%)			Acucar ADR	135,457	4,054
Beijing Enterprises Holdings Ltd	1,002,500	3,959	Shoprite Holdings Ltd	1,023,060	5,400
Grupo Carso SAB de CV	175,403	480	X 5 Retail Group NV (a)	125,640	1,281

GS Holdings Corp	164,600	3,285			10,735

LG Corp	92,545	3,704	Gas - Distribution (0.61%)
Shanghai Industrial Holdings Ltd	1,995,000	3,172	Korea Gas Corp	114,495	4,312

		14,600

Electric - Generation (0.64%)			Import & Export (0.24%)
CEZ	102,329	4,475	Hyosung Corp	71,260	1,698

Electric - Integrated (1.54%)			Internet Application Software (1.39%)
Cia Paranaense de Energia	509,400	5,601	Tencent Holdings Ltd	1,344,600	9,789

Tata Power Co Ltd	140,368	1,998	Life & Health Insurance (1.74%)
Tenaga Nasional BHD	1,902,700	3,234	China Life Insurance Co Ltd/Taiwan (a)	6,317,280	2,180

		10,833	China Life Insurance Co Ltd	2,326,000	6,216

Electric - Transmission (0.43%)			Sanlam Ltd	2,344,611	3,848

Cia de Transmissao de Energia Eletrica					12,244

Paulista	164,600	3,017
			Machinery - Construction & Mining (0.19%)
Electric Products - Miscellaneous (0.85%)			United Tractors Tbk PT	4,628,750	1,349
LG Electronics Inc	80,090	5,980
			Machinery - General Industry (0.19%)
Electronic Components - Miscellaneous (0.39%)			STX Engine Co Ltd	121,750	1,336
Hon Hai Precision Industry Co Ltd	1,134,935	2,739
			Medical - Drugs (0.94%)
Electronic Components - Semiconductors (3.66%)			China Pharmaceutical Group Ltd	12,278,000	2,419
MediaTek Inc	1,021,000	9,143	Cipla Ltd/India	1,152,372	4,192

Samsung Electronics Co Ltd	39,432	16,625			6,611

		25,768	Medical - Generic Drugs (2.86%)

Electronic Measurement Instruments (0.17%)			Pharmstandard (a)	121,334	1,916
Chroma Ate Inc	1,368,138	1,220	Teva Pharmaceutical Industries Ltd ADR	425,043	18,226

					20,142

Feminine Health Care Products (0.43%)
			Metal - Copper (0.65%)
Hengan International Group Co Ltd	1,079,000	3,009
			Antofagasta PLC	739,622	4,582
Finance - Credit Card (0.50%)
			Metal Processors & Fabrication (0.39%)
Redecard SA	323,100	3,506
			Jiangxi Copper Co Ltd	2,784,000	1,369
Finance - Investment Banker & Broker (0.36%)			Sung Kwang Bend Co Ltd	146,678	1,388

Egyptian Financial Group-Hermes Holding	612,536	2,557			2,757

See accompanying notes

335

Schedule of Investments
International Emerging Markets Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Multi-Line Insurance (0.75%)			Semiconductor Component - Integrated Circuits (1.73%)
Ping An Insurance Group Co of China Ltd	1,241,500 $	5,310	Taiwan Semiconductor Manufacturing Co Ltd	8,360,341 $	12,165

Non-Ferrous Metals (0.23%)			Steel - Producers (1.82%)
Korea Zinc Co Ltd	32,946	1,651	Angang Steel Co Ltd	2,098,000	1,287
			Dongkuk Steel Mill Co Ltd	152,530	2,480
Oil Company - Exploration & Production (4.61%)			Evraz Group SA (b)	139,125	2,149
CNOOC Ltd	9,570,000	7,858	POSCO ADR	102,457	6,884

NovaTek OAO	76,834	3,019			12,800

Oao Gazprom (a)(b)(c)	23,609	1,207
Oao Gazprom (a)	870,427	17,800	Steel Pipe & Tube (0.31%)
Oil & Natural Gas Corp Ltd	104,295	1,434	Confab Industrial SA (a)	860,900	1,565
PTT Exploration & Production PCL	477,200	1,164	OAO TMK	53,891	581

		32,482			2,146

Oil Company - Integrated (7.34%)			Telecommunication Services (3.52%)
China Petroleum & Chemical Corp	5,636,000	3,701	Bharti Airtel Ltd (a)	408,848	5,521
LUKOIL ADR	279,616	10,849	Chunghwa Telecom Co Ltd	4,498,780	7,443
PetroChina Co Ltd	9,656,293	7,260	Digi.Com BHD	766,700	3,989
Petroleo Brasileiro SA ADR	793,860	21,347	Telefonica O2 Czech Republic AS	120,623	2,578
Sasol Ltd	289,853	8,556	Telekomunikacja Polska SA	692,646	5,234

		51,713			24,765

Oil Refining & Marketing (1.55%)			Telephone - Integrated (1.89%)
Reliance Industries Ltd	223,208	6,327	Bezeq Israeli Telecommunication Corp Ltd	3,330,518	4,972
Tupras-Turkiye Petrol Rafinerileri AS	364,969	4,609	Magyar Telekom Telecommunications PLC	405,634	1,284

		10,936	Tele Norte Leste Participacoes SA ADR	343,311	4,662

			Telefonos de Mexico SAB de CV ADR	133,940	2,400

Pastoral&Agricultural (0.07%)					13,318

Great Wall Enterprise Co	785,000	482
			Television (0.08%)
Petrochemicals (0.11%)			Central European Media Enterprises Ltd (a)	22,292	551
PTT Chemical PLC (a)(b)	819,300	771
			Textile - Apparel (0.00%)
Platinum (0.33%)			Far Eastern Textile Co Ltd	140	-
Impala Platinum Holdings Ltd	223,657	2,334
			Tobacco (0.57%)
Property & Casualty Insurance (0.25%)			KT&G Corp	62,876	4,036
Dongbu Insurance Co Ltd	173,840	1,770
			Web Portals (1.71%)
Real Estate Operator & Developer (0.42%)			LG Dacom Corp	377,970	5,343
Cyrela Brazil Realty SA	424,800	2,024	Netease.com ADR (a)	123,734	2,784
Quality Houses Public Company Ltd (a)(b)	34,909,628	914	NHN Corp (a)	36,802	3,917

		2,938			12,044

Retail - Automobile (0.22%)			TOTAL COMMON STOCKS	$ 620,874

PT Astra International Tbk	1,848,500	1,539	PREFERRED STOCKS (5.71%)
			Commercial Banks (1.00%)
Retail - Convenience Store (0.35%)
			Banco Itau Holding Financeira SA	651,045	7,032
President Chain Store Corp	1,058,000	2,456
			Diversified Minerals (2.94%)
Rubber & Vinyl (0.29%)
			Cia Vale do Rio Doce	1,785,130	20,707
TSRC Corp	2,954,000	2,066

See accompanying notes

336

Schedule of Investments
International Emerging Markets Fund
October 31, 2008

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

PREFERRED STOCKS (continued)			Unrealized Appreciation	$ 5,725
Electric - Distribution (0.48%)			Unrealized Depreciation	(462,618)

Eletropaulo Metropolitana Eletricidade de			Net Unrealized Appreciation (Depreciation)	(456,893)
Sao Paulo SA	272,044 $	3,340	Cost for federal income tax purposes	1,160,155
			All dollar amounts are shown in thousands (000's)
Food - Meat Products (0.12%)
Sadia SA	432,954	863	Portfolio Summary (unaudited)

			Country	Percent

Investment Companies (0.00%)
Lereko Mobility Pty Ltd	4,384	14	Korea, Republic Of	13.86%
			Brazil	13.52%
			Taiwan, Province Of China	9.89%
Steel - Producers (1.17%)			China	9.77%
Gerdau SA	355,400	2,260	Hong Kong	6.92%
Usinas Siderurgicas de Minas Gerais SA	467,286	5,975	Russian Federation	6.41%

			United States	6.34%
		8,235	India	6.12%

TOTAL PREFERRED STOCKS		$ 40,191	South Africa	5.40%
			Israel	4.65%

	Principal		Mexico	3.59%
	Amount	Value	Thailand	2.31%
	(000's)	(000's)	Turkey	1.80%

			Czech Republic	1.39%
SHORT TERM INVESTMENTS (4.40%)			Chile	1.33%
Commercial Paper (4.40%)			Poland	1.19%
Investment in Joint Trading Account; HSBC			Malaysia	1.03%
Funding			Egypt	1.01%
0.25%, 11/ 3/2008	$ 15,510 $	15,510	Indonesia	0.83%
			United Kingdom	0.65%
Investment in Joint Trading Account;			Bermuda	0.63%
Prudential Funding			Luxembourg	0.30%
0.30%, 11/ 3/2008	15,510	15,510	Qatar	0.29%

		31,020	Colombia	0.27%
			Peru	0.18%

TOTAL SHORT TERM INVESTMENTS		$ 31,020	Hungary	0.18%

			Singapore	0.00%
REPURCHASE AGREEMENTS (1.59%)			Other Assets in Excess of Liabilities, Net	0.14%

Money Center Banks (1.59%)			TOTAL NET ASSETS	100.00%

Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%;
dated 10/31/2008 maturing 11/03/2008
(collateralized by Sovereign Agency
Issues; $11,512,000; 2.75% - 5.38%; dated
11/28/08 - 02/13/17)	$ 11,177 $	11,177

TOTAL REPURCHASE AGREEMENTS		$ 11,177

Total Investments		$ 703,262
Other Assets in Excess of Liabilities, Net - 0.14%		979

TOTAL NET ASSETS - 100.00%		$ 704,241

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in
	good faith by the Board of Directors. At the end of the period, the value
	of these securities totaled $27,531 or 3.91% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act
	of 1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $1,207 or 0.17% of net assets.

See accompanying notes

337

Schedule of Investments
International Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.60%)			COMMON STOCKS (continued)
Advertising Services (0.38%)			Building - Heavy Construction (continued)
Aegis Group PLC	1,214,800 $	1,285	Strabag SE	51,890 $	1,016

Taylor Nelson Sofres PLC	536,400	2,130			2,397

		3,415	Building & Construction - Miscellaneous (0.46%)

Aerospace & Defense (0.41%)			Bouygues SA	97,700	4,160
BAE Systems PLC	655,600	3,680
			Building Products - Cement & Aggregate (0.37%)
Agricultural Chemicals (0.39%)			CRH PLC	153,000	3,368
Syngenta AG	19,005	3,553
			Building Products - Doors & Windows (0.14%)
Airlines (0.13%)			Asahi Glass Co Ltd	205,000	1,288
Qantas Airways Ltd	737,000	1,197
			Chemicals - Diversified (1.23%)
Airport Development & Maintenance (0.21%)			BASF SE	19,500	655
Macquarie Airports	1,311,524	1,865	Bayer AG	117,750	6,586
			K+S AG	24,850	966
Apparel Manufacturers (0.25%)			Koninklijke DSM NV	53,900	1,501
Christian Dior SA	20,200	1,224	Tokuyama Corp	292,000	1,479

Esprit Holdings Ltd	178,500	1,014			11,187

		2,238

			Chemicals - Plastics (0.11%)
Applications Software (0.09%)			Sumitomo Bakelite Co Ltd	280,000	1,021
Works Applications Co Ltd	1,360	836
			Chemicals - Specialty (0.30%)
Athletic Footwear (0.27%)			Daicel Chemical Industries Ltd	196,000	707
Adidas AG	71,400	2,445	Tokyo Ohka Kogyo Co Ltd	70,100	962
			Umicore	56,600	1,012

Audio & Video Products (1.17%)
					2,681

Matsushita Electric Industrial Co Ltd	485,000	7,810
Sony Corp	116,100	2,752	Circuit Boards (0.19%)

		10,562	Ibiden Co Ltd	90,800	1,699

Auto - Car & Light Trucks (1.86%)			Commercial Banks (6.64%)
Honda Motor Co Ltd	90,000	2,238	Allied Irish Banks PLC	151,600	808
Mazda Motor Corp	1,649,000	3,657	Australia & New Zealand Banking Group Ltd	79,600	933
Toyota Motor Corp	281,400	10,989	Banco Popolare SC	263,100	3,282

		16,884	Banco Santander SA	873,400	9,446

Auto/Truck Parts & Equipment - Original (0.46%)			Bank of East Asia Ltd	855,000	1,725
Aisin Seiki Co Ltd	72,100	1,276	Chiba Bank Ltd/The	294,000	1,453
Stanley Electric Co Ltd	80,800	1,016	Chuo Mitsui Trust Holdings Inc	702,000	2,770
Sumitomo Electric Industries Ltd	234,000	1,894	Commonwealth Bank of Australia	90,700	2,479

		4,186	EFG International AG	141,355	3,043

Beverages - Wine & Spirits (0.82%)			Hang Seng Bank Ltd	200,000	2,496
Diageo PLC	486,700	7,431	Intesa Sanpaolo SpA	1,947,100	7,126
			Julius Baer Holding AG	37,975	1,485
Brewery (0.71%)			KBC Groep NV	32,300	1,389
Foster's Group Ltd	211,700	809	Lloyds TSB Group PLC	986,600	3,195
Heineken NV	90,200	3,043	Mizuho Financial Group Inc	240	586
SABMiller PLC	163,300	2,595	National Australia Bank Ltd	188,700	3,062

		6,447	Oversea-Chinese Banking Corp	740,000	2,502

			Piraeus Bank SA	148,170	1,880
Building - Heavy Construction (0.26%)
Acciona SA	14,600	1,381	Resona Holdings Inc	2,350	2,464

See accompanying notes		338

Schedule of Investments
International Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Diversified Minerals (continued)
Skandinaviska Enskilda Banken AB	20,500 $	203	BHP Billiton Ltd	118,100 $	2,269
Sumitomo Mitsui Financial Group Inc	589	2,361	BHP Billiton PLC	342,400	5,819

United Overseas Bank Ltd	225,000	2,034			11,371

Westpac Banking Corp	160,800	2,206	Diversified Operations (0.69%)
Wing Hang Bank Ltd	274,000	1,285	GEA Group AG	148,850	2,145

		60,213	Hutchison Whampoa Ltd	220,000	1,189

Commercial Services - Finance (0.15%)			LVMH Moet Hennessy Louis Vuitton SA	44,450	2,958

Experian PLC	238,500	1,316			6,292

Computer Services (0.15%)			Diversified Operations & Commercial Services (0.32%)
Cap Gemini SA	42,000	1,353	Brambles Ltd	551,407	2,941

Computers (0.11%)			E-Commerce - Services (0.19%)
Wincor Nixdorf AG	22,950	997	Rakuten Inc	3,408	1,689

Computers - Integrated Systems (0.22%)			Electric - Integrated (4.63%)
Fujitsu Ltd	167,000	657	A2A SpA	994,260	1,812
Otsuka Corp	26,500	1,333	CLP Holdings Ltd	363,500	2,451

		1,990	E.ON AG	387,260	14,821

			Edison SpA	799,400	1,155
Consulting Services (0.16%)			Enel SpA	470,700	3,149
Serco Group PLC	239,900	1,432	Energias de Portugal SA	845,400	2,880
			HongKong Electric Holdings	160,500	865
Containers - Metal & Glass (0.10%)
			Iberdrola SA	106,800	773
Rexam PLC	145,100	875
			International Power PLC	88,500	317
Cosmetics & Toiletries (0.61%)			RWE AG	100,200	8,332
Beiersdorf AG	58,800	3,165	Scottish & Southern Energy PLC	75,100	1,472
Unicharm Corp	32,400	2,324	Tokyo Electric Power Co Inc/The	138,400	3,920

		5,489			41,947

Diversified Banking Institutions (6.24%)			Electric Products - Miscellaneous (0.43%)
Barclays PLC	727,900	2,078	Hitachi Ltd	834,000	3,916
BNP Paribas	62,100	4,484
Credit Agricole SA	438,700	6,347	Electronic Components - Miscellaneous (0.23%)
			Koninklijke Philips Electronics NV	114,700	2,120
Credit Suisse Group AG	49,225	1,841
Deutsche Bank AG	43,750	1,663	Energy - Alternate Sources (0.47%)
HSBC Holdings PLC	1,358,608	16,097	Q-Cells AG (a)	73,070	2,941
Mitsubishi UFJ Financial Group Inc	1,707,000	10,727	Solarworld AG	53,650	1,338

Royal Bank of Scotland Group PLC	1,369,962	1,509			4,279

Societe Generale	124,500	6,786
UBS AG (a)	120,615	2,046	Engines - Internal Combustion (0.05%)
UniCredito Italiano SpA	1,234,300	3,021	Tognum AG	42,200	471

		56,599	Enterprise Software & Services (0.49%)

Diversified Manufacturing Operations (1.11%)			Autonomy Corp PLC (a)	220,700	3,510
Invensys PLC	1,204,600	3,024	Aveva Group PLC	73,300	936

Siemens AG	96,400	5,791			4,446

Wesfarmers Ltd	85,700	1,232	Entertainment Software (0.30%)

		10,047	UBISOFT Entertainment (a)	51,900	2,743

Diversified Minerals (1.25%)
Anglo American PLC	130,745	3,283

See accompanying notes

339

Schedule of Investments
International Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Consumer Loans (0.09%)			Harbor Transportation Services (0.05%)
Promise Co Ltd	47,200 $	847	Kamigumi Co Ltd	60,000 $	477

Finance - Investment Banker & Broker (0.65%)			Hotels & Motels (0.23%)
Nomura Holdings Inc	626,000	5,931	Accor SA	54,300	2,113

Finance - Other Services (1.50%)			Import & Export (0.91%)
ASX Ltd	96,900	1,946	ITOCHU Corp	193,000	1,020
Deutsche Boerse AG	42,900	3,372	Mitsubishi Corp	231,000	3,872
Hong Kong Exchanges and Clearing Ltd	210,000	2,129	Sumitomo Corp	383,000	3,370

Man Group PLC	924,712	5,335			8,262

Singapore Exchange Ltd	234,000	838	Industrial Gases (0.89%)

		13,620	Air Liquide	50,700	4,375

Fisheries (0.13%)			Linde AG	44,271	3,724

Toyo Suisan Kaisha Ltd	46,000	1,186			8,099

Food - Catering (0.83%)			Investment Companies (0.13%)
Compass Group PLC	258,600	1,203	Investor AB	78,600	1,185
Sodexo	131,500	6,314	Life & Health Insurance (1.06%)

		7,517	AMP Ltd	690,600	2,512

Food - Miscellaneous/Diversified (4.20%)			Prudential PLC	892,500	4,476
Ajinomoto Co Inc	383,000	3,307	Sony Financial Holdings Inc	805	2,618

Kerry Group PLC	52,900	1,200			9,606

Nestle SA	616,114	23,959	Machinery - Electrical (0.30%)
Nissin Foods Holdings Co Ltd	45,200	1,292	Schindler Holding AG	27,880	1,276
Nutreco Holding NV	33,474	1,067	SMC Corp/Japan	15,600	1,473

Orkla ASA	193,400	1,288			2,749

Unilever NV	108,400	2,612
Unilever PLC	147,400	3,314	Machinery - Farm (0.11%)

		38,039	Kubota Corp	195,000	979

Food - Retail (2.25%)			Machinery - General Industry (0.75%)
Casino Guichard Perrachon SA	41,700	2,915	Alstom SA	80,900	4,010
Koninklijke Ahold NV	447,900	4,808	Hexagon AB	289,060	1,893
Tesco PLC	1,015,900	5,565	MAN AG	18,950	920

WM Morrison Supermarkets PLC	648,400	2,763			6,823

Woolworths Ltd	234,993	4,381	Machinery - Material Handling (0.05%)

		20,432	Fuji Machine Manufacturing Co Ltd	47,100	407

Gambling (Non-Hotel) (0.07%)
William Hill PLC	199,500	614	Machinery Tools & Related Products (0.19%)
			THK Co Ltd	124,700	1,708
Gas - Distribution (2.59%)
Centrica PLC	1,601,000	7,874	Medical - Biomedical/Gene (0.63%)
GDF Suez	92,700	4,126	CSL Ltd/Australia	235,591	5,730
Osaka Gas Co Ltd	1,547,000	5,472
Tokyo Gas Co Ltd	1,388,000	5,968	Medical - Drugs (7.32%)

			Actelion Ltd (a)	117,670	6,216
		23,440

			Astellas Pharma Inc	50,000	2,014
Gold Mining (0.13%)			AstraZeneca PLC	163,900	6,948
Lihir Gold Ltd (a)	965,800	1,205	Daiichi Sankyo Co Ltd	227,000	4,655
			Grifols SA	263,900	5,252
See accompanying notes

340

Schedule of Investments
International Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Oil Company - Integrated (continued)
Laboratorios Almirall SA	79,600 $	705	Royal Dutch Shell PLC - B shares	323,000 $	8,757
Miraca Holdings Inc	126,000	2,032	StatoilHydro ASA	74,285	1,494
Novartis AG	264,115	13,406	Total SA	136,400	7,504

Novo Nordisk A/S	74,325	3,984			71,449

Roche Holding AG	91,500	13,993	Oil Refining & Marketing (0.12%)
Shionogi & Co Ltd	93,000	1,583	Nippon Mining Holdings Inc	343,000	1,050
Shire PLC	182,400	2,391
Takeda Pharmaceutical Co Ltd	64,300	3,195	Paper & Related Products (0.06%)

		66,374	DS Smith PLC	487,000	526

Medical - Wholesale Drug Distribution (0.12%)
			Petrochemicals (0.16%)
Alfresa Holdings Corp	24,000	1,044
			Mitsui Chemicals Inc	411,000	1,435
Medical Products (0.48%)
			Photo Equipment & Supplies (0.28%)
Smith & Nephew PLC	479,300	4,393
			Konica Minolta Holdings Inc	55,000	361
Metal - Diversified (1.20%)			Nikon Corp	132,000	1,860
Rio Tinto Ltd	107,300	5,551	Tamron Co Ltd	32,800	353

Rio Tinto PLC	113,900	5,322			2,574

		10,873	Power Converter & Supply Equipment (0.41%)

Metal Processors & Fabrication (0.13%)			Vestas Wind Systems A/S (a)	91,775	3,759
NSK Ltd	294,000	1,200
			Property & Casualty Insurance (1.07%)
Multi-Line Insurance (2.56%)			Millea Holdings Inc	60,800	1,875
Aegon NV	199,000	827	Mitsui Sumitomo Insurance Group Holdings
			Inc	107,200	2,979
Allianz SE	84,120	6,330
			QBE Insurance Group Ltd	165,918	2,831
AXA SA	240,300	4,591
			Sompo Japan Insurance Inc	284,000	1,991

CNP Assurances	11,800	951
					9,676

Storebrand ASA	577,400	1,368
Zurich Financial Services AG	44,865	9,102	Publishing - Books (0.62%)

		23,169	Reed Elsevier NV	230,600	3,082

			Reed Elsevier PLC	288,810	2,537

Multimedia (0.08%)
					5,619

WPP Group PLC	127,400	761
			Real Estate Management & Services (0.17%)
Office Automation & Equipment (0.95%)			Mitsubishi Estate Co Ltd	85,000	1,518
Canon Inc	191,900	6,715
Ricoh Co Ltd	180,000	1,937	Real Estate Operator & Developer (0.30%)

		8,652	Cheung Kong Holdings Ltd	169,000	1,623

			Hang Lung Properties Ltd	229,000	559
Oil Company - Exploration & Production (0.68%)
			NTT Urban Development Corp	535	549

Oil Search Ltd	1,156,800	3,505
					2,731

Origin Energy Ltd	180,600	1,894
Woodside Petroleum Ltd	28,100	794	Reinsurance (0.84%)

		6,193	Muenchener Rueckversicherungs AG	57,550	7,624

Oil Company - Integrated (7.88%)			REITS - Diversified (1.05%)
BG Group PLC	834,400	12,249	Ascendas Real Estate Investment Trust	635,000	707
ENI SpA	500,000	11,934	British Land Co PLC	123,100	1,229
Galp Energia SGPS SA	321,600	2,924	Kenedix Realty Investment Corp	213	309
Repsol YPF SA	278,400	5,294	Segro PLC	196,800	891
Royal Dutch Shell PLC - A Shares	497,400	13,786
Royal Dutch Shell PLC - A shares	272,900	7,507

See accompanying notes		341

Schedule of Investments
International Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Diversified (continued)			Soap & Cleaning Products (0.43%)
Unibail-Rodamco	42,600 $	6,389	Reckitt Benckiser Group PLC	92,100 $	3,885

		9,525

			Steel - Producers (0.71%)
REITS - Office Property (0.10%)			ArcelorMittal	61,100	1,589
Orix JREIT Inc	199	912	JFE Holdings Inc	65,200	1,664
REITS - Shopping Centers (0.57%)			Sumitomo Metal Industries Ltd	1,070,000	2,752
Westfield Group	465,473	5,141	Voestalpine AG	15,830	386

					6,391

Retail - Apparel & Shoe (0.45%)			Steel - Specialty (0.09%)
Inditex SA	119,300	4,033	Hitachi Metals Ltd	103,000	774

Retail - Automobile (0.07%)			Telecommunication Equipment (1.73%)
USS Co Ltd	10,750	658	Vodafone Group PLC	8,158,375	15,694

Retail - Bookstore (0.11%)			Telephone - Integrated (4.76%)
WH Smith PLC	166,391	1,001	Deutsche Telekom AG	494,650	7,345
			Koninklijke (Royal) KPN NV	410,300	5,778
Retail - Building Products (0.35%)
			Nippon Telegraph & Telephone Corp	2,141	8,737
Kingfisher PLC	1,100,600	2,030
			Swisscom AG	12,365	3,778
Shimachu Co Ltd	49,100	1,120

			Telefonica SA	802,800	14,864
		3,150

			Telstra Corp Ltd	976,500	2,688

Retail - Drug Store (0.30%)					43,190

Matsumotokiyoshi Holdings Co Ltd	137,000	2,686
			Television (0.24%)
Retail - Major Department Store (0.07%)			Modern Times Group AB	101,700	2,182
Marks & Spencer Group PLC	179,700	638
			Tobacco (0.36%)
Retail - Miscellaneous/Diversified (0.46%)			Imperial Tobacco Group PLC	69,300	1,859
Aeon Co Ltd	40,900	392	Japan Tobacco Inc	384	1,362

Seven & I Holdings Co Ltd	136,000	3,819			3,221

		4,211	Toys (0.51%)

Rubber - Tires (0.56%)			Namco Bandai Holdings Inc	120,400	1,238
Bridgestone Corp	292,000	5,105	Nintendo Co Ltd	10,600	3,406

					4,644

Rubber & Vinyl (0.18%)			Transport - Marine (0.20%)
JSR Corp	147,000	1,658	Iino Kaiun Kaisha Ltd	151,600	775

Satellite Telecommunications (0.84%)			Mitsui OSK Lines Ltd	199,000	1,039

Eutelsat Communications	109,600	2,353			1,814

SES	291,800	5,249	Transport - Rail (1.40%)

		7,602	Central Japan Railway Co	495	4,066

Schools (0.08%)			East Japan Railway Co	1,208	8,596

Raffles Education Corp Ltd	1,808,000	698			12,662

			Water (0.09%)
Semiconductor Equipment (0.22%)			Severn Trent PLC	35,000	773
ASML Holding NV	75,800	1,327
Tokyo Electron Ltd	19,500	650	Web Portals (0.30%)

		1,977	United Internet AG	298,430	2,678

See accompanying notes

342

Schedule of Investments
International Fund I
October 31, 2008

				Portfolio Summary (unaudited)

			Country			Percent

	Shares	Value
	Held	(000's)	Japan			22.48%

			United Kingdom			17.09%
COMMON STOCKS (continued)			Germany			9.93%
Wireless Equipment (0.45%)			Switzerland			9.23%
Nokia OYJ	265,150 $	4,062	France			8.35%

			Netherlands			6.20%
TOTAL COMMON STOCKS	$ 857,620		Australia			5.79%

PREFERRED STOCKS (0.63%)			Spain			4.61%
			Italy			3.47%
Medical Products (0.63%)			Hong Kong			1.69%
Fresenius SE	89,615	5,721	Denmark			0.85%

TOTAL PREFERRED STOCKS	$ 5,721		Luxembourg			0.75%

			Singapore			0.75%
	Principal		Ireland			0.74%
	Amount	Value	Portugal			0.64%
	(000's)	(000's)	Sweden			0.60%

			Papua New Guinea			0.52%
COMMERCIAL PAPER (0.32%)			Norway			0.46%
U.S. Treasury Bill (0.32%)			Finland			0.45%
0.61%, 1/29/2009 (b)	$ 2,900	2,897	United States			0.32%

			Belgium			0.27%
TOTAL COMMERCIAL PAPER	$ 2,897		Greece			0.21%

Total Investments	$ 866,238		Austria			0.15%
Other Assets in Excess of Liabilities, Net - 4.45%		40,353	Other Assets in Excess of Liabilities, Net			4.45%

			TOTAL NET ASSETS			100.00%

TOTAL NET ASSETS - 100.00%	$ 906,591

				Other Assets Summary (unaudited)

			Asset Type			Percent

(a) Non-Income Producing Security			Futures			2.11%
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,897 or 0.32% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,014
Unrealized Depreciation		(472,849)

Net Unrealized Appreciation (Depreciation)		(467,835)
Cost for federal income tax purposes		1,334,073
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

eMini MSCI EAFE; December 2008		Buy	300	$ 17,362 $	19,121 $	1,759
All dollar amounts are shown in thousands (000's)

See accompanying notes

343

Schedule of Investments
International Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.79%)			COMMON STOCKS (continued)
Advertising Sales (0.26%)			Chemicals - Specialty (continued)
Teleperformance	159,919 $	3,451	SGL Carbon AG (a)	139,123 $	2,731

					7,864

Aerospace & Defense (0.76%)
BAE Systems PLC	1,783,860	10,013	Commercial Banks (3.40%)
			Alpha Bank AE	450,380	6,575
Aerospace & Defense Equipment (0.44%)			Bank of Kyoto Ltd/The	402,000	4,229
Cobham PLC	1,901,840	5,771	BOC Hong Kong Holdings Ltd	2,386,000	2,732
			DnB NOR ASA	100	1
Agricultural Chemicals (1.24%)			Hang Seng Bank Ltd	342,500	4,274
Agruim Inc (a)	106,200	4,068	Nordea Bank AB	286,600	2,297
Potash Corp of Saskatchewan (a)	106,400	9,057	Seven Bank Ltd	1,708	4,919
Yara International ASA	155,900	3,257	Standard Chartered PLC	724,527	11,962

		16,382	Suruga Bank Ltd	409,000	3,850

Apparel Manufacturers (0.77%)			Torinto Dominion Bank (a)	87,100	4,113

Gildan Activewear (a)	128,536	2,997			44,952

Hermes International	55,823	7,205	Commercial Services (0.57%)

		10,202	Aggreko PLC	594,294	4,178

Audio & Video Products (1.20%)			Intertek Group PLC	284,275	3,371

Matsushita Electric Industrial Co Ltd	843,000	13,575			7,549

Sony Corp	97,700	2,316	Computer Data Security (0.29%)

		15,891	Gemalto NV (a)	138,287	3,874

Auto - Car & Light Trucks (0.72%)
Daihatsu Motor Co Ltd	413,000	3,058	Computer Services (0.32%)
			CGI Group Inc (a)	523,216	4,176
Honda Motor Co Ltd	258,500	6,428

		9,486	Computers - Integrated Systems (0.15%)

Bicycle Manufacturing (0.27%)			Ingenico	123,655	1,931
Shimano Inc	125,900	3,601
			Cosmetics & Toiletries (0.21%)
Brewery (0.53%)			Oriflame Cosmetics SA	91,100	2,846
Asahi Breweries Ltd	421,100	6,951
			Diversified Banking Institutions (1.04%)
Building - Maintenance & Service (0.30%)			Mitsubishi UFJ Financial Group Inc	2,198,600	13,816
Babcock International Group	626,023	3,917
			Diversified Manufacturing Operations (0.70%)
Building & Construction - Miscellaneous (0.53%)			Siemens AG	155,108	9,318
Koninklijke Boskalis Westminster NV	100,499	3,318
Leighton Holdings Ltd	223,928	3,723	Diversified Minerals (4.39%)

		7,041	Anglo American PLC	520,555	13,070

			BHP Billiton Ltd	1,197,808	23,011
Cellular Telecommunications (0.28%)			BHP Billiton PLC	618,997	10,521
Mobistar SA (a)	56,174	3,728	Tek Cominco Limited (a)	278,200	2,770
Chemicals - Diversified (2.07%)			Xstrata PLC	508,529	8,698

Bayer AG	145,808	8,155			58,070

Koninklijke DSM NV	94,724	2,638	Diversified Operations (1.66%)
Shin-Etsu Chemical Co Ltd	243,900	12,965	GEA Group AG	257,005	3,704
Wacker Chemie AG	32,886	3,578	Groupe Bruxelles Lambert SA	44,203	3,247

		27,336	Hutchison Whampoa Ltd	1,310,000	7,079

Chemicals - Specialty (0.59%)			Inmarsat PLC	546,429	3,728
Lonza Group AG	61,853	5,133	Noble Group Ltd	3,348,000	2,437

See accompanying notes		344

Schedule of Investments
International Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Operations (continued)			Finance - Investment Banker & Broker (0.23%)
Wharf Holdings Ltd	909,000 $	1,814	Tullett Prebon PLC	809,711 $	3,100

		22,009

			Finance - Other Services (0.25%)
E-Commerce - Services (0.41%)			IG Group Holdings PLC	715,242	3,345
Rakuten Inc	10,941	5,424
			Food - Catering (0.50%)
Electric - Integrated (5.01%)			Compass Group PLC	1,431,117	6,661
E.ON AG	707,832	27,089
Enel SpA	933,478	6,245	Food - Meat Products (0.29%)
Fortum Oyj	256,257	6,298	Nippon Meat Packers Inc	278,000	3,813
Iberdrola SA	618,574	4,477
International Power PLC	1,587,599	5,680	Food - Miscellaneous/Diversified (5.37%)
RWE AG	69,424	5,773	Nestle SA	1,307,272	50,836
Suez SA	246,038	10,665	Unilever NV	368,428	8,879

		66,227	Unilever PLC	506,310	11,383

					71,098

Electric - Transmission (0.33%)
Terna Rete Elettrica Nazionale SpA	1,358,621	4,382	Food - Retail (2.50%)
			Colruyt SA	23,354	5,249
Electric Products - Miscellaneous (1.45%)			Jeronimo Martins SGPS SA	713,104	3,639
Hitachi Ltd	2,234,000	10,489	Koninklijke Ahold NV	859,389	9,226
Mitsubishi Electric Corp	1,393,000	8,635	Tesco PLC	1,272,725	6,971

		19,124	WM Morrison Supermarkets PLC	1,890,876	8,059

Electronic Components - Miscellaneous (0.49%)					33,144

Chemring Group PLC	119,256	3,061	Forestry (0.34%)
Hosiden Corp	328,000	3,445	Sino-Forest Corp (a)	483,000	4,520

		6,506

E-Marketing & Information (0.27%)			Gambling (Non-Hotel) (0.39%)
CyberAgent Inc	3,930	3,509	OPAP SA	238,463	5,207

Energy (0.23%)			Gas - Distribution (1.01%)
Centennial Coal Company Ltd	1,278,851	3,007	GDF Suez	298,955	13,308

Energy - Alternate Sources (0.43%)			Import & Export (2.15%)
Verbund - Oesterreichische			ITOCHU Corp	1,000,000	5,285
Elektrizitaetswirtschafts AG	119,326	5,645	Marubeni Corp	1,633,000	6,344
			Mitsubishi Corp	673,300	11,286
Engineering - Research & Development Services (0.33%)			Mitsui & Co Ltd	566,000	5,484

ABB Ltd (a)	332,807	4,367			28,399

Enterprise Software & Services (1.80%)			Instruments - Controls (0.21%)
Autonomy Corp PLC (a)	369,375	5,874	Rotork PLC	227,914	2,729
Aveva Group PLC	203,748	2,601	Life & Health Insurance (0.81%)
SAP AG	380,511	13,431	Prudential PLC	1,427,386	7,159
Temenos Group AG (a)	156,447	1,959	T&D Holdings Inc	91,750	3,505

		23,865			10,664

Entertainment Software (0.79%)			Lottery Services (0.33%)
Konami Corp	170,200	3,079	Lottomatica SpA	186,624	4,357
Square Enix Co Ltd	123,400	3,109
UBISOFT Entertainment (a)	80,457	4,253

		10,441

See accompanying notes

345

Schedule of Investments
International Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Construction & Mining (0.40%)			Oil Company - Exploration & Production (2.31%)
Atlas Copco AB	636,000 $	5,334	Canadian Oil Sands Trust	156,600 $	4,202
			EnCana Corp (a)	347,300	17,643
Machinery - General Industry (0.60%)			Origin Energy Ltd	828,874	8,692

Alstom SA	161,248	7,992			30,537

Medical - Biomedical/Gene (0.73%)			Oil Company - Integrated (2.51%)
CSL Ltd/Australia	398,069	9,681	BG Group PLC	1,309,268	19,220
			OMV AG	108,981	3,489
Medical - Drugs (10.16%)			StatoilHydro ASA	434,700	8,743
Actelion Ltd (a)	147,357	7,785	Suncor Energy Inc (a)	75,900	1,823

Astellas Pharma Inc	126,100	5,079			33,275

GlaxoSmithKline PLC	1,728,384	33,240
			Photo Equipment & Supplies (0.40%)
Grifols SA	189,820	3,778	Nikon Corp	374,000	5,271
Hisamitsu Pharmaceutical Co Inc	137,100	5,714
Novartis AG	817,712	41,505	Power Converter & Supply Equipment (0.42%)
Novo Nordisk A/S	263,625	14,131	Vestas Wind Systems A/S (a)	136,000	5,571
Roche Holding AG	151,825	23,218

		134,450	Property & Casualty Insurance (1.09%)

			Millea Holdings Inc	352,100	10,861
Medical Products (0.87%)
			Mitsui Sumitomo Insurance Group Holdings
Sonova Holding AG	94,399	3,923	Inc	126,000	3,501

Synthes Inc	59,091	7,625			14,362

		11,548

			Publishing - Books (0.65%)
Metal - Diversified (1.55%)			Reed Elsevier NV	641,628	8,576
Rio Tinto Ltd	196,318	10,156
Rio Tinto PLC	220,629	10,310	Real Estate Operator & Developer (1.67%)

		20,466	Brookfield Asset Management Inc (a)	387,000	6,775

Metal - Iron (0.03%)			Cheung Kong Holdings Ltd	459,000	4,407
Mount Gibson Iron Ltd (a)(b)	1,546,787	416	Mitsui Fudosan Co Ltd	629,000	10,972

					22,154

MRI - Medical Diagnostic Imaging (0.25%)			REITS - Diversified (0.48%)
Sonic Healthcare Ltd	361,619	3,305	Unibail-Rodamco	42,227	6,333

Multi-Line Insurance (0.71%)			Retail - Apparel & Shoe (0.72%)
Mapfre SA	1,078,594	3,433	Fast Retailing Co Ltd	89,696	9,562
Zurich Financial Services AG	29,495	5,984

		9,417	Retail - Computer Equipment (0.22%)

Multimedia (0.52%)			Game Group PLC	1,388,706	2,907
Vivendi	263,834	6,896
			Retail - Convenience Store (1.09%)
Office Automation & Equipment (0.46%)			Alimentation Couche Tard Inc	322,500	4,348
Canon Inc	172,930	6,051	FamilyMart Co Ltd	118,500	4,695
			Lawson Inc	109,600	5,357

Oil - Field Services (0.74%)					14,400

Fugro NV	105,333	3,764	Retail - Drug Store (0.60%)
John Wood Group PLC	735,467	2,845	Shoppers Drug Mart Corp	206,500	7,950
Petrofac Ltd	465,703	3,211

		9,820	Retail - Music Store (0.18%)

Oil & Gas Drilling (0.15%)			HMV Group PLC	1,523,750	2,428
Precision Drilling Trust (a)	189,200	2,041

See accompanying notes

346

Schedule of Investments
International Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Pubs (0.16%)			Transport - Rail (1.08%)
Enterprise Inns Plc	1,318,851 $	2,072	East Japan Railway Co	2,004 $	14,260

Rubber - Tires (0.25%)			Transport - Services (1.06%)
Yokohama Rubber Co Ltd/The	683,000	3,351	Firstgroup Plc	716,442	4,716
			Koninklijke Vopak NV	80,586	2,613
Satellite Telecommunications (0.27%)			Stagecoach Group PLC	1,510,760	4,519
Eutelsat Communications	168,763	3,622	Viterra Inc (a)	347,400	2,205

					14,053

Security Services (0.44%)
G4S PLC	1,942,340	5,886	Water Treatment Systems (0.28%)
			Kurita Water Industries Ltd	163,600	3,733
Soap & Cleaning Products (1.18%)
Reckitt Benckiser Group PLC	368,757	15,556	Wireless Equipment (0.91%)
			Nokia OYJ	786,792	12,052

Steel - Producers (0.61%)			TOTAL COMMON STOCKS	$ 1,254,087

ArcelorMittal	204,201	5,301		Principal
OneSteel Ltd	1,185,937	2,725		Amount	Value

		8,026		(000's)	(000's)

Steel - Specialty (0.22%)			SHORT TERM INVESTMENTS (3.76%)
Hitachi Metals Ltd	381,000	2,865	Commercial Paper (3.76%)
			Investment in Joint Trading Account; HSBC
Steel Pipe & Tube (0.24%)			Funding
Vallourec SA	27,853	3,116	0.25%, 11/ 3/2008	$ 24,906 $	24,906
			Investment in Joint Trading Account;
Telecommunication Equipment (0.27%)			Prudential Funding
Tandberg ASA	286,900	3,550	0.30%, 11/ 3/2008	24,906	24,906

					49,812

Telecommunication Services (0.41%)			TOTAL SHORT TERM INVESTMENTS	$ 49,812

Cable & Wireless PLC	2,759,852	5,474
			Total Investments	$ 1,303,899
Telephone - Integrated (3.82%)			Other Assets in Excess of Liabilities, Net - 1.45%		19,186

KDDI Corp	1,342	8,041	TOTAL NET ASSETS - 100.00%	$ 1,323,085

Koninklijke (Royal) KPN NV	930,293	13,101
Telefonica SA	1,586,305	29,370

		50,512	(a) Non-Income Producing Security

			(b)	Market value is determined in accordance with procedures established in
Television (0.18%)			good faith by the Board of Directors. At the end of the period, the value
Modern Times Group AB	110,450	2,370	of these securities totaled $416 or 0.03% of net assets.

Tobacco (3.47%)			Unrealized Appreciation (Depreciation)
British American Tobacco PLC	703,609	19,311	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Imperial Tobacco Group PLC	563,279	15,106	of investments held by the fund as of the period end were as follows:
Japan Tobacco Inc	3,222	11,430	Unrealized Appreciation	$ 21,077

		45,847	Unrealized Depreciation		(630,045)

Toys (1.10%)			Net Unrealized Appreciation (Depreciation)		(608,968)
Nintendo Co Ltd	45,100	14,491	Cost for federal income tax purposes		1,912,867
			All dollar amounts are shown in thousands (000's)
Transport - Marine (0.72%)
Mitsui OSK Lines Ltd	948,000	4,950
Nippon Yusen KK	939,000	4,541

		9,491

See accompanying notes

347

	Schedule of Investments
	International Growth Fund
	October 31, 2008
Portfolio Summary (unaudited)

Country	Percent

Japan	21.45%
United Kingdom	21.16%
Switzerland	12.17%
Canada	5.95%
Germany	5.58%
France	5.49%
Australia	4.89%
Netherlands	3.94%
United States	3.76%
Spain	3.10%
Hong Kong	1.72%
Denmark	1.49%
Finland	1.39%
Norway	1.18%
Italy	1.13%
Belgium	0.92%
Greece	0.89%
Sweden	0.76%
Austria	0.69%
Luxembourg	0.62%
Portugal	0.27%
Other Assets in Excess of Liabilities, Net	1.45%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.37%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

eMini MSCI EAFE; December 2008	Buy	700	$ 45,814	$ 44,619	$ (1,195)
All dollar amounts are shown in thousands (000's)

See accompanying notes

348

Schedule of Investments
International Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.18%)			COMMON STOCKS (continued)
Advertising Services (0.03%)			Auto - Medium & Heavy Duty Trucks (0.04%)
Aegis Group PLC	110,798 $	117	Hino Motors Ltd	70,000 $	162

Aerospace & Defense (1.25%)			Auto/Truck Parts & Equipment - Original (0.28%)
BAE Systems PLC	684,766	3,843	Aisan Industry Co Ltd	4,600	29
Thales SA	17,411	699	Calsonic Kansei Corp	20,000	35

		4,542	Denso Corp	14,100	275

Agricultural Chemicals (0.04%)			Keihin Corp	3,300	29
Incitec Pivot Ltd	54,600	146	NOK Corp	18,900	180
			Takata Corp	7,700	56
Agricultural Operations (0.06%)			Toyota Industries Corp	16,100	363
China Agri-Industries Holdings Ltd (a)	180,000	64	TS Tech Co Ltd	6,800	51

Golden Agri-Resources Ltd	258,000	35			1,018

Vilmorin & Cie	1,200	117	Beverages - Non-Alcoholic (0.09%)

		216	Coca-Cola Amatil Ltd	52,600	284

Airlines (0.45%)			Dydo Drinco Inc	900	21
All Nippon Airways Co Ltd	68,000	260	Mikuni Coca-Cola Bottling Co Ltd	3,100	30

Deutsche Lufthansa AG	44,000	612			335

Japan Airlines Corp	169,000	384	Bicycle Manufacturing (0.05%)
Singapore Airlines Ltd	51,000	391	Shimano Inc	6,200	177

		1,647

Airport Development & Maintenance (0.01%)			Brewery (0.46%)
Airport Facilities Co Ltd	4,600	25	Asahi Breweries Ltd	27,600	455
			Foster's Group Ltd	89,900	344
Apparel Manufacturers (0.07%)			Kirin Holdings Co Ltd	63,000	697
Esprit Holdings Ltd	8,500	48	Lion Nathan Ltd	29,900	177

Onward Holdings Co Ltd	21,000	154			1,673

Tokyo Style Co Ltd	7,000	52	Building - Heavy Construction (1.49%)

		254	Vinci SA	151,026	5,435

Applications Software (0.02%)
Sumisho Computer Systems Corp	3,900	61	Building - Residential & Commercial (0.19%)
			Mitsui Home Co Ltd	6,000	25
Athletic Footwear (0.05%)			Sekisui House Ltd	65,000	652

Yue Yuen Industrial Holdings Ltd	87,000	174			677

			Building & Construction - Miscellaneous (0.01%)
Audio & Video Products (0.26%)
			Maeda Corp	12,000	33
Canon Electronics Inc	4,100	61
			Shui On Construction and Materials Ltd	26,000	17

Matsushita Electric Industrial Co Ltd	54,000	870

					50

		931

			Building Products - Cement & Aggregate (1.24%)
Auto - Car & Light Trucks (2.89%)
			Buzzi Unicem SpA	283	3
Fuji Heavy Industries Ltd	96,000	338
			CRH PLC	205,955	4,534

Honda Motor Co Ltd	186,900	4,647
					4,537

Kanto Auto Works Ltd	5,100	62
Mazda Motor Corp	151,000	335	Building Products - Doors & Windows (0.09%)
Nissan Motor Co Ltd	61,300	304	Asahi Glass Co Ltd	52,000	327
Peugeot SA	30,000	801
Suzuki Motor Corp	23,600	346	Capacitors (0.01%)
Toyota Motor Corp	94,300	3,683	Nippon Chemi-Con Corp	11,000	21

		10,516

See accompanying notes

349

Schedule of Investments
International Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Casino Hotels (0.01%)			Commercial Banks (continued)
Crown Ltd	6,300 $	28	Chiba Kogyo Bank Ltd/The (a)	4,800 $	56
			Chuo Mitsui Trust Holdings Inc	126,000	497
Cellular Telecommunications (0.08%)			Commonwealth Bank of Australia	47,700	1,304
NTT DoCoMo Inc	155	246	Credito Bergamasco SpA	5,884	174
Okinawa Cellular Telephone Co	28	49	DBS Group Holdings Ltd	11,000	84

		295	Ehime Bank Ltd/The	4,000	13

Chemicals - Diversified (4.71%)			Eighteenth Bank Ltd/The	16,000	49
Akzo Nobel NV	144,958	6,025	Erste Group Bank AG	18,764	500
Asahi Kasei Corp	120,000	451	Fukuoka Financial Group Inc	114,000	377
BASF SE	86,400	2,901	Gunma Bank Ltd/The	41,000	209
Bayer AG	58,644	3,280	Hachijuni Bank Ltd/The	42,000	206
Earth Chemical Co Ltd	1,700	48	Hang Seng Bank Ltd	23,700	296
Hitachi Chemical Co Ltd	23,000	235	Hokuetsu Bank Ltd/The	6,000	13
K+S AG	20,100	782	Hyakugo Bank Ltd/The	14,000	79
Kaneka Corp	46,000	215	Intesa Sanpaolo SpA	612,000	2,240
Koninklijke DSM NV	26,000	724	KBC Groep NV	17,282	743
Lanxess AG	11,200	169	Keiyo Bank Ltd/The	18,000	81
Mitsubishi Chemical Holdings Corp	85,000	344	Lloyds TSB Group PLC	1,238,904	4,012
Nitto Denko Corp	5,300	117	National Australia Bank Ltd	100,100	1,624
Nufarm Ltd	800	6	Nishi-Nippon City Bank Ltd/The	86,000	187
Solvay SA	11,600	1,079	Nordea Bank AB	94,635	759
Sumitomo Chemical Co Ltd	184,000	563	Oversea-Chinese Banking Corp	132,000	446
Toagosei Co Ltd	25,000	54	Raiffeisen International Bank Holding AS	1,506	47
Tokuyama Corp	28,000	142	San-In Godo Bank Ltd/The	16,000	115
Tosoh Corp	21,000	42	Sapporo Hokuyo Holdings Inc	50	216

		17,177	Sumitomo Mitsui Financial Group Inc	185	742

Chemicals - Other (0.03%)			Sumitomo Trust & Banking Co Ltd/The	151,000	699
Kingboard Chemical Holdings Ltd	62,000	124	Suncorp-Metway Ltd	105,300	567
			Tochigi Bank Ltd/The	7,000	43
Chemicals - Specialty (0.04%)			Unione di Banche Italiane SCPA	900	15
Huabao International Holdings Ltd	225,000	145	United Overseas Bank Ltd	27,000	244
			Westpac Banking Corp	111,600	1,531
Commercial Banks (8.45%)			Wing Hang Bank Ltd	14,000	66
77 Bank Ltd/The	51,000	240	Yamaguchi Financial Group Inc	22,000	210
Aichi Bank Ltd/The	1,100	80	Yamanashi Chuo Bank Ltd/The	4,000	23

Allied Irish Banks PLC	281,855	1,529			30,783

Alpha Bank AE	4,200	61
			Computer Services (0.03%)
Australia & New Zealand Banking Group Ltd	120,500	1,413	Hitachi Information Systems Ltd	3,300	61
Banca Popolare dell'Emilia Romagna Scrl	31,000	386
			NEC Fielding Ltd	3,400	35

Banca Popolare di Milano Scarl	51,000	298
					96

Banco Bilbao Vizcaya Argentaria SA	130,000	1,509
Banco Popolare SC	79,000	986	Computers - Integrated Systems (0.10%)
Banco Santander SA	385,000	4,164	Fujitsu Ltd	89,000	350
Bank of East Asia Ltd	43,400	88	Hitachi Systems & Services Ltd	2,100	25

Bank of Kyoto Ltd/The	40,000	421			375

Bank of Queensland Ltd	8,700	78	Computers - Memory Devices (0.01%)
Bankinter SA	24,000	259	Hitachi Maxell Ltd	6,300	45
BOC Hong Kong Holdings Ltd	413,500	473
Chiba Bank Ltd/The	67,000	331

See accompanying notes

350

Schedule of Investments
International Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Containers - Paper & Plastic (0.03%)			Electric - Distribution (continued)
Amcor Ltd/Australia	31,900 $	123	Vector Ltd	75,900 $	91

					525

Cosmetics & Toiletries (0.44%)
Aderans Holdings Co Ltd	2,500	25	Electric - Integrated (3.71%)
Fancl Corp	3,900	49	ACEA SpA	5,518	72
Kao Corp	33,000	965	Chubu Electric Power Co Inc	5,800	152
Kose Corp	5,700	148	CLP Holdings Ltd	41,000	277
Mandom Corp	1,400	38	E.ON AG	110,828	4,241
Milbon Co Ltd	900	22	Electricite de France	78,706	4,729
Shiseido Co Ltd	18,000	370	Enel SpA	160,000	1,070

		1,617	Energias de Portugal SA	140,000	477

			Hokkaido Electric Power Co Inc	6,200	139
Distribution & Wholesale (0.14%)			HongKong Electric Holdings	30,500	164
Canon Marketing Japan Inc	15,700	263	Kyushu Electric Power Co Inc	26,100	598
Hanwa Co Ltd	18,000	47	Okinawa Electric Power Co Inc/The	1,100	65
Inchcape PLC	54,000	69	Tohoku Electric Power Co Inc	27,200	611
Itochu Enex Co Ltd	7,600	38	Tokyo Electric Power Co Inc/The	32,100	909

Jardine Cycle & Carriage Ltd	12,000	77			13,504

		494

			Electric Products - Miscellaneous (0.02%)
Diversified Banking Institutions (9.76%)			Toshiba TEC Corp	29,000	90
BNP Paribas	44,914	3,243
Credit Suisse Group AG	170,174	6,363	Electronic Components - Miscellaneous (1.59%)
Deutsche Bank AG	20,100	764	Koninklijke Philips Electronics NV	235,088	4,344
HSBC Holdings PLC	542,800	6,431	Mabuchi Motor Co Ltd	4,800	190
HSBC Holdings PLC	214,400	2,552	Murata Manufacturing Co Ltd	9,800	338
Mitsubishi UFJ Financial Group Inc	439,800	2,764	NEC Corp	203,000	602
Royal Bank of Scotland Group PLC	1,874,554	2,065	Nippon Electric Glass Co Ltd	10,000	60
Societe Generale	56,400	3,074	Omron Corp	18,400	263

UBS AG (a)	272,275	4,620			5,797

UniCredito Italiano SpA	1,505,069	3,684	Electronic Components - Semiconductors (0.62%)

		35,560	Samsung Electronics Co Ltd	5,356	2,258

Diversified Financial Services (0.04%)
Guoco Group Ltd	24,000	141	Electronic Connectors (0.00%)
			Japan Aviation Electronics Industry Ltd	5,000	19
Diversified Manufacturing Operations (1.90%)
Campbell Brothers Ltd	1,000	16	Electronic Measurement Instruments (0.04%)
Siemens AG	109,918	6,603	Yokogawa Electric Corp	28,100	130
Wartsila Oyj	11,500	291

			Electronic Parts Distribution (0.01%)
		6,910

			Kaga Electronics Co Ltd	2,900	30
Diversified Operations (0.17%)
First Pacific Co	240,000	97	Engineering - Research & Development Services (0.05%)
Haw Par Corp Ltd	4,000	9	Chudenko Corp	3,900	59
Jardine Matheson Holdings Ltd	14,000	332	Downer EDI Ltd	25,000	81
Noble Group Ltd	121,000	88	Taikisha Ltd	2,200	31

NWS Holdings Ltd	75,000	78			171

Washington H Soul Pattinson & Co Ltd	4,200	24	Engines - Internal Combustion (0.04%)

		628	Tognum AG	12,000	134

Electric - Distribution (0.14%)
AGL Energy Ltd	46,200	434

See accompanying notes

351

Schedule of Investments
International Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Filtration & Separation Products (0.00%)			Gas - Distribution (continued)
Alfa Laval AB	57 $	-	GDF Suez	76,800 $	3,419

					5,701

Finance - Consumer Loans (0.03%)
Takefuji Corp	12,210	98	Harbor Transportation Services (0.05%)
			Kamigumi Co Ltd	24,000	191
Finance - Investment Banker & Broker (0.18%)
Daiwa Securities Group Inc	88,000	498	Hotels & Motels (0.01%)
Nomura Holdings Inc	11,200	106	Hongkong & Shanghai Hotels/The	33,500	32
Tokai Tokyo Securities Co Ltd	14,000	38	Housewares (0.01%)

		642	Noritake Co Ltd	15,000	43

Finance - Leasing Company (0.02%)
Century Leasing System Inc	5,000	33	Human Resources (0.06%)
Ricoh Leasing Co Ltd	1,900	25	Randstad Holding NV	10,400	202
Tokyo Leasing Co Ltd	4,000	21	Temp Holdings Co Ltd	3,600	19

		79			221

Food - Confectionery (0.03%)			Import & Export (0.03%)
Meiji Seika Kaisha Ltd	28,000	115	Nagase & Co Ltd	12,000	103

Food - Dairy Products (0.02%)			Industrial Automation & Robots (1.22%)
Morinaga Milk Industry Co Ltd	19,000	61	Fanuc Ltd	66,500	4,431

Food - Flour & Grain (0.09%)			Industrial Gases (1.23%)
Tingyi Cayman Islands Holding Corp	304,000	322	Linde AG	53,398	4,492

Food - Meat Products (0.01%)			Internet Connectivity Services (0.01%)
Marudai Food Co Ltd	11,000	26	eAccess Ltd	84	39
Yonekyu Corp	2,000	23

			Life & Health Insurance (2.51%)
		49

			Legal & General Group PLC	1,144,000	1,314
Food - Miscellaneous/Diversified (0.82%)			Manulife Financial Corp (a)	123,363	2,469
CSM	8,400	156	Old Mutual PLC	950,000	771
Danisco A/S	309	13	Sony Financial Holdings Inc	1,209	3,932
Kerry Group PLC	1,042	23	T&D Holdings Inc	17,500	668

QP Corp	3,700	43			9,154

Unilever PLC	121,969	2,742

			Machinery - Construction & Mining (0.59%)
		2,977

			Atlas Copco AB	254,584	2,135
Food - Retail (0.27%)
Dairy Farm International Holdings Ltd	50,400	206	Machinery - Electrical (0.58%)
Koninklijke Ahold NV	69,000	741	SMC Corp/Japan	22,300	2,105
Maxvalu Nishinihon Co Ltd	1,700	23

		970	Machinery - General Industry (0.15%)

			Amada Co Ltd	37,000	170
Food - Wholesale & Distribution (0.01%)			Metso Oyj	25,000	332
Kato Sangyo Co Ltd	2,100	27	Shima Seiki Manufacturing Ltd	2,400	45

					547

Gambling (Non-Hotel) (0.79%)
OPAP SA	132,121	2,885	Medical - Drugs (4.10%)
			Astellas Pharma Inc	45,700	1,841
Gas - Distribution (1.56%)			AstraZeneca PLC	148,800	6,308
Centrica PLC	464,000	2,282	Daiichi Sankyo Co Ltd	38,500	789
			Dainippon Sumitomo Pharma Co Ltd	41,000	324

See accompanying notes

352

Schedule of Investments
International Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Multimedia (continued)
Mitsubishi Tanabe Pharma Corp	18,000 $	190	Vivendi	78,000 $	2,039
Nippon Shinyaku Co Ltd	8,000	79	WPP Group PLC	150,000	895

Sanofi-Aventis SA	70,395	4,460			2,957

Seikagaku Corp	1,900	17	Office Automation & Equipment (0.10%)
Takeda Pharmaceutical Co Ltd	18,500	919	Canon Finetech Inc	3,600	35

		14,927	Seiko Epson Corp	21,200	319

Medical - Wholesale Drug Distribution (0.06%)					354

Suzuken Co Ltd	9,700	207	Office Supplies & Forms (0.01%)
			Kokuyo Co Ltd	7,100	50
Medical Instruments (0.10%)
Getinge AB	25,000	350	Oil - Field Services (1.51%)
			Technip SA	184,050	5,511
Medical Laboratory & Testing Service (0.01%)
BML Inc	1,900	38	Oil & Gas Drilling (0.02%)
			AOC Holdings Inc	7,800	44
Medical Products (0.04%)
Cochlear Ltd	4,000	152	Kanto Natural Gas Development Ltd	5,000	32

					76

Metal - Diversified (0.71%)			Oil Company - Exploration & Production (0.22%)
Eurasian Natural Resources Corp	12,000	60	INPEX Corp	98	569
Rio Tinto PLC	54,331	2,539	Japan Petroleum Exploration Co	1,500	57

		2,599	Santos Ltd	19,700	178

Metal Processors & Fabrication (0.03%)					804

SKF AB (a)	10,914	99	Oil Company - Integrated (8.25%)
			BP PLC	888,167	7,244
Metal Products - Distribution (0.00%)			ENI SpA	108,000	2,578
Okaya & Co Ltd	500	5	OMV AG	2,001	64
Mining Services (0.01%)			Repsol YPF SA	133,000	2,529
Orica Ltd	3,700	48	Royal Dutch Shell PLC - A Shares	117,568	3,259
			Royal Dutch Shell PLC - B shares	250,939	6,803
Mortgage Banks (0.08%)			StatoilHydro ASA	91,000	1,830
Banca Carige SpA	144,000	308	Total SA	104,776	5,764

					30,071

Motion Pictures & Services (0.01%)
Toei Co Ltd	14,000	55	Paper & Related Products (0.17%)
			Daio Paper Corp	11,000	83
Multi-Line Insurance (5.29%)			Mondi PLC	3,824	14
Aegon NV	88,000	366	UPM-Kymmene Oyj	37,886	536

Allianz SE	24,257	1,825			633

AXA SA	176,049	3,363	Petrochemicals (0.10%)
CNP Assurances	7,200	580	Mitsui Chemicals Inc	101,000	353
Grupo Catalana Occidente SA	12,341	194
ING Groep NV	395,549	3,711	Photo Equipment & Supplies (0.08%)
Mapfre SA	108,000	344	Nikon Corp	19,000	268
Sampo Oyj	81,200	1,627	Tamron Co Ltd	2,700	29

Zurich Financial Services AG	35,775	7,258			297

		19,268	Printing - Commercial (0.15%)

Multimedia (0.81%)			Toppan Printing Co Ltd	74,000	544
Tohokushinsha Film Corp	4,400	23

See accompanying notes

353

Schedule of Investments
International Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (0.67%)			Retail - Convenience Store (0.01%)
Aioi Insurance Co Ltd	52,000 $	213	Ministop Co Ltd	2,500 $	46
Fuji Fire & Marine Insurance Co Ltd/The	12,000	24
Mitsui Sumitomo Insurance Group Holdings			Retail - Major Department Store (0.21%)
Inc	38,500	1,070	Home Retail Group PLC	108,000	345
QBE Insurance Group Ltd	29,200	498	Marui Group Co Ltd	28,000	171
Sompo Japan Insurance Inc	90,000	631	Takashimaya Co Ltd	28,000	216

		2,436	Wing On Co International Ltd	26,000	27

Public Thoroughfares (0.04%)					759

Hopewell Highway Infrastructure Ltd	222,000	145	Retail - Miscellaneous/Diversified (0.21%)
Road King Infrastructure	58,000	17	Aeon Co Ltd	69,800	670

		162	Heiwado Co Ltd	3,300	49

Publishing - Books (1.32%)			Valor Co Ltd	4,400	33

Reed Elsevier NV	358,793	4,796			752

			Retail - Regional Department Store (0.02%)
Real Estate Operator & Developer (0.28%)			H2O Retailing Corp	13,000	80
Cheung Kong Holdings Ltd	40,000	384
Chinese Estates Holdings Ltd	124,000	95	Retail - Restaurants (0.01%)
Fraser and Neave Ltd	108,000	204	Royal Holdings Co Ltd	2,200	22
Hang Lung Properties Ltd	72,000	176
Hongkong Land Holdings Ltd	18,000	49	Rubber & Plastic Products (0.03%)
Hysan Development Co Ltd	14,000	22	Ansell Ltd	10,400	88
UOL Group Ltd	69,000	90	Hi-P International Ltd	40,000	9

		1,020			97

Recreational Vehicles (0.10%)			Security Services (0.09%)
Yamaha Motor Co Ltd	34,400	380	Securitas AB	35,623	342

Reinsurance (0.77%)			Semiconductor Equipment (1.81%)
Hannover Rueckversicherung AG	743	19	ASML Holding NV	230,291	4,032
Paris RE Holdings Ltd (a)	11	-	Tokyo Electron Ltd	77,300	2,577

Swiss Reinsurance	67,000	2,794			6,609

		2,813	Shipbuilding (1.02%)

REITS - Diversified (0.04%)			Hyundai Heavy Industries	28,268	3,735
Dexus Property Group	227,300	113
			Steel - Producers (0.07%)
Goodman Group	77,400	49

			Kobe Steel Ltd	58,000	94
		162

			ThyssenKrupp AG	6,473	121
REITS - Shopping Centers (0.34%)			Toyo Kohan Co Ltd	10,000	30

CFS Retail Property Trust	121,700	164			245

Westfield Group	96,100	1,061

			Storage & Warehousing (0.02%)
		1,225

			Sumitomo Warehouse Co Ltd/The	16,000	65
Retail - Building Products (0.23%)
Kingfisher PLC	450,000	830	Sugar (0.11%)
			Nippon Beet Sugar Manufacturing Co Ltd	3,000	7
Retail - Catalog Shopping (0.01%)			Tate & Lyle PLC	68,000	406

Senshukai Co Ltd	2,800	20			413

Retail - Consumer Electronics (0.02%)			Telecommunication Equipment (2.95%)
EDION Corp	9,900	67	Vodafone Group PLC	5,562,610	10,701

See accompanying notes

354

Schedule of Investments
International Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telecommunication Equipment (continued)			Transport - Services (continued)
VTech Holdings Ltd	13,000 $	48	SMRT Corp Ltd	64,000 $	68

		10,749	TNT NV	255,324	5,388

Telecommunication Services (1.20%)					9,202

Cable & Wireless PLC	279,933	555	Transport - Truck (0.07%)
Telenet Group Holding NV (a)	2,887	45	Nippon Konpo Unyu Soko Co Ltd	6,000	59
TeliaSonera AB	60,000	264	Sankyu Inc	31,000	97
Telus Corp (a)	108,076	3,524	Seino Holdings Corp	20,000	97

		4,388			253

Telephone - Integrated (5.39%)			Travel Services (0.02%)
BT Group PLC	261,000	490	Flight Centre Ltd	7,600	71
France Telecom SA	379,632	9,573
KDDI Corp	230	1,378	Water (0.26%)
Nippon Telegraph & Telephone Corp	107	437	United Utilities Group PLC	85,345	962
Telecom Italia SpA	75,000	86
			Wireless Equipment (1.34%)
Telefonica SA	365,318	6,764
			Telefonaktiebolaget LM Ericsson	716,846	4,880

Telstra Corp Ltd	335,000	922

		19,650	TOTAL COMMON STOCKS	$ 354,195

			Total Investments	$ 354,195
Television (0.00%)			Other Assets in Excess of Liabilities, Net - 2.82%		10,267

M6-Metropole Television	1,027	16
			TOTAL NET ASSETS - 100.00%	$ 364,462

Textile - Products (0.08%)
Teijin Ltd	113,000	294
			(a) Non-Income Producing Security
Tobacco (1.43%)
British American Tobacco PLC	168,871	4,635	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Japan Tobacco Inc	72	255	of investments held by the fund as of the period end were as follows:
Swedish Match AB	23,984	333

		5,223	Unrealized Appreciation	$ 17,887

Transport - Air Freight (0.01%)			Unrealized Depreciation		(35,792)

Yusen Air & Sea Service Co Ltd	3,600	39	Net Unrealized Appreciation (Depreciation)		(17,905)
			Cost for federal income tax purposes		372,100
Transport - Marine (0.38%)			All dollar amounts are shown in thousands (000's)
A P Moller - Maersk A/S	62	362
Kawasaki Kisen Kaisha Ltd	87,000	345
Mitsui OSK Lines Ltd	20,000	104
Nippon Yusen KK	114,000	551
Orient Overseas International Ltd	22,000	39

		1,401

Transport - Rail (0.72%)
Central Japan Railway Co	90	739
East Japan Railway Co	127	904
Keisei Electric Railway Co Ltd	37,000	182
MTR Corp	4,000	9
West Japan Railway Co	180	792

		2,626

Transport - Services (2.52%)
ComfortDelgro Corp Ltd	38,000	31
Deutsche Post AG	339,187	3,715

See accompanying notes

355

Schedule of Investments International Value Fund I

October 31, 2008

Portfolio Summary (unaudited)

Country	Percent

Japan	17.73%
United Kingdom	17.06%
France	14.49%
Netherlands	11.13%
Germany	8.14%
Switzerland	5.77%
Spain	4.33%
Italy	3.27%
Australia	3.16%
Sweden	2.51%
Ireland	1.67%
Canada	1.64%
Korea, Republic Of	1.64%
Hong Kong	1.08%
Greece	0.81%
Finland	0.76%
Belgium	0.51%
Norway	0.50%
Singapore	0.46%
Austria	0.17%
Portugal	0.13%
Denmark	0.10%
China	0.09%
New Zealand	0.03%
Other Assets in Excess of Liabilities, Net	2.82%

TOTAL NET ASSETS	100.00%

See accompanying notes

356

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.83%)			COMMON STOCKS (continued)
Aerospace & Defense (1.92%)			Cable TV (0.81%)
Boeing Co	25,755 $	1,346	Comcast Corp - Class A	70,724 $	1,115
General Dynamics Corp	100,124	6,039	Comcast Corp - Special Class A	11,446	176
Lockheed Martin Corp	42,213	3,590	DIRECTV Group Inc/The (a)	193,724	4,241
Northrop Grumman Corp	46,469	2,179	DISH Network Corp (a)	3,965	62

Raytheon Co	3,690	189			5,594

		13,343	Chemicals - Diversified (0.56%)

Aerospace & Defense Equipment (0.22%)			Dow Chemical Co/The	131,477	3,506
United Technologies Corp	27,587	1,516	FMC Corp	9,500	414

					3,920

Agricultural Chemicals (0.96%)
CF Industries Holdings Inc	6,841	439	Chemicals - Specialty (0.18%)
Monsanto Co	70,040	6,232	Ashland Inc	14,157	320

		6,671	Minerals Technologies Inc	11,378	646

			Terra Industries Inc	14,399	316

Agricultural Operations (0.62%)					1,282

Archer-Daniels-Midland Co	102,098	2,117
Bunge Ltd	56,632	2,175	Coal (0.26%)

		4,292	Alpha Natural Resources Inc (a)	33,864	1,211

			Arch Coal Inc	3,717	80
Apparel Manufacturers (0.17%)			Peabody Energy Corp	14,691	507

Coach Inc (a)	53,985	1,112			1,798

Polo Ralph Lauren Corp	1,792	85

		1,197	Commercial Banks (0.52%)

			Marshall & Ilsley Corp	136,209	2,456
Applications Software (1.74%)			Regions Financial Corp	99,286	1,101
Microsoft Corp	522,145	11,659	Synovus Financial Corp	4,600	47

Salesforce.com Inc (a)	13,239	410			3,604

		12,069

			Commercial Services - Finance (0.41%)
Audio & Video Products (0.01%)			Moody's Corp	63,420	1,623
Harman International Industries Inc	5,336	98	Western Union Co/The	80,318	1,226

					2,849

Auto/Truck Parts & Equipment - Original (0.01%)
Johnson Controls Inc	4,991	89	Computer Aided Design (0.08%)
			Autodesk Inc (a)	26,047	555
Beverages - Non-Alcoholic (1.32%)
Coca-Cola Co/The	34,258	1,509	Computer Services (0.59%)
Coca-Cola Enterprises Inc	51,332	516	Accenture Ltd	122,644	4,054
Dr Pepper Snapple Group Inc (a)	16,680	382	SRA International Inc (a)	2,509	46

Hansen Natural Corp (a)	24,243	614			4,100

Pepsi Bottling Group Inc	3,536	82	Computers (3.43%)
PepsiCo Inc	106,716	6,084	Apple Inc (a)	72,716	7,823

		9,187	Dell Inc (a)	208,768	2,537

Brewery (0.44%)			Hewlett-Packard Co	209,376	8,015
Anheuser-Busch Cos Inc	48,985	3,039	IBM Corp	55,506	5,160
			Sun Microsystems Inc (a)	65,119	300

Building - Residential & Commercial (0.02%)					23,835

Centex Corp	10,582	130
			Computers - Integrated Systems (0.12%)
Building & Construction Products -			Brocade Communications Systems Inc (a)	102,556	387
Miscellaneous (0.01%)			Teradata Corp (a)	28,111	432

Armstrong World Industries Inc	2,998	59			819

See accompanying notes

357

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Memory Devices (0.89%)			Diversified Manufacturing Operations (2.78%)
EMC Corp/Massachusetts (a)	243,761 $	2,872	3M Co	34,927 $	2,246
NetApp Inc (a)	118,948	1,609	General Electric Co	636,163	12,412
Seagate Technology	168,701	1,142	Honeywell International Inc	88,193	2,685
Western Digital Corp (a)	33,782	557	Illinois Tool Works Inc	2,184	73

		6,180	Parker Hannifin Corp	3	-

Containers - Metal & Glass (0.01%)			SPX Corp	8,125	315
Greif Inc	1,400	57	Tyco International Ltd	61,205	1,547

					19,278

Containers - Paper & Plastic (0.02%)			Diversified Operations (0.03%)
Sonoco Products Co	5,849	147	Leucadia National Corp	7,436	200

Cosmetics & Toiletries (2.89%)			E-Commerce - Products (0.19%)
Avon Products Inc	81,947	2,035	Amazon.com Inc (a)	23,300	1,334
Bare Escentuals Inc (a)	8,903	37
Colgate-Palmolive Co	30,850	1,936	E-Commerce - Services (0.32%)
Procter & Gamble Co	248,301	16,025	eBay Inc (a)	104,115	1,590

		20,033	NetFlix Inc (a)	24,568	608

Data Processing & Management (0.16%)					2,198

Acxiom Corp	2,012	16	Electric - Integrated (2.66%)
Broadridge Financial Solutions Inc	27,191	329	Constellation Energy Group Inc	12,760	309
Fidelity National Information Services Inc	12,228	184	Dominion Resources Inc/VA	38,788	1,407
SEI Investments Co	31,509	557	Duke Energy Corp	407,976	6,683

		1,086	Entergy Corp	7,422	579

Dental Supplies & Equipment (0.03%)			Exelon Corp	70,401	3,819
Dentsply International Inc	7,526	229	FirstEnergy Corp	63,801	3,328
			FPL Group Inc	4,800	227
Diagnostic Equipment (0.00%)			Integrys Energy Group Inc	1,776	84
Gen-Probe Inc (a)	632	30	Northeast Utilities	10	-
			OGE Energy Corp	3,840	105
Diagnostic Kits (0.00%)			PPL Corp	55,699	1,828
Idexx Laboratories Inc (a)	952	34	Public Service Enterprise Group Inc	3,410	96

					18,465

Disposable Medical Products (0.05%)
CR Bard Inc	3,875	342	Electric Products - Miscellaneous (0.69%)
			Emerson Electric Co	147,183	4,817
Distribution & Wholesale (0.21%)
Ingram Micro Inc (a)	79,926	1,066	Electronic Components - Miscellaneous (0.00%)
Tech Data Corp (a)	17,167	368	Jabil Circuit Inc	1	-

		1,434

			Electronic Components - Semiconductors (2.12%)
Diversified Banking Institutions (4.33%)			Broadcom Corp (a)	67,529	1,153
Bank of America Corp	428,410	10,354	Intel Corp	597,422	9,559
Citigroup Inc	394,055	5,379	LSI Corp (a)	128,333	494
JP Morgan Chase & Co	293,571	12,110	Texas Instruments Inc	181,497	3,550

Morgan Stanley	127,125	2,221			14,756

		30,064

			Electronic Design Automation (0.01%)
Diversified Financial Services (0.04%)			Cadence Design Systems Inc (a)	15,364	63
IntercontinentalExchange Inc (a)	2,967	254	Mentor Graphics Corp (a)	4,529	33

					96

See accompanying notes

358

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Forms (0.50%)			Hospital Beds & Equipment (0.04%)
Adobe Systems Inc (a)	129,169 $	3,441	Hill-Rom Holdings Inc	12,720 $	290

Engineering - Research & Development Services (0.11%)			Human Resources (0.15%)
Fluor Corp	18,964	757	Manpower Inc	32,713	1,018
			MPS Group Inc (a)	1,679	13

Enterprise Software & Services (0.67%)					1,031

Advent Software Inc (a)	4,933	93
Oracle Corp (a)	247,638	4,529	Independent Power Producer (0.21%)
Sybase Inc (a)	500	13	Mirant Corp (a)	24,755	434

		4,635	NRG Energy Inc (a)	44,365	1,031

					1,465

Fiduciary Banks (0.87%)
Bank of New York Mellon Corp/The	132,143	4,308	Industrial Gases (0.12%)
Northern Trust Corp	568	32	Air Products & Chemicals Inc	13,957	811
State Street Corp	38,783	1,681	Instruments - Scientific (0.10%)

		6,021	Thermo Fisher Scientific Inc (a)	17,678	718

Finance - Credit Card (0.27%)
American Express Co	61,600	1,694	Internet Security (0.33%)
Discover Financial Services	13,993	171	Symantec Corp (a)	96,604	1,215

		1,865	VeriSign Inc (a)	51,600	1,094

					2,309

Finance - Investment Banker & Broker (0.18%)
Merrill Lynch & Co Inc	65,585	1,219	Investment Management & Advisory Services (1.46%)
			Ameriprise Financial Inc	74,174	1,602
Finance - Other Services (0.49%)			BlackRock Inc	14,219	1,867
CME Group Inc	11,247	3,173	Eaton Vance Corp	110,305	2,427
NYSE Euronext	7,485	226	Federated Investors Inc	15,500	375

		3,399	Franklin Resources Inc	4,525	308

Food - Confectionery (0.03%)			Invesco Ltd	39,607	591
Hershey Co/The	5,658	211	Legg Mason Inc	28,668	636
			T Rowe Price Group Inc	58,350	2,307

Food - Meat Products (0.53%)					10,113

Hormel Foods Corp	27,985	791	Life & Health Insurance (0.27%)
Smithfield Foods Inc (a)	16,570	174	Lincoln National Corp	14,406	248
Tyson Foods Inc	308,200	2,694	Prudential Financial Inc	55,269	1,658

		3,659			1,906

Food - Miscellaneous/Diversified (0.07%)			Machinery - Construction & Mining (0.79%)
Corn Products International Inc	19,938	485	Bucyrus International Inc	18,881	456
			Caterpillar Inc	103,012	3,932
Food - Retail (0.74%)
			Joy Global Inc	33,507	971
Kroger Co/The	165,347	4,540
			Terex Corp (a)	6,883	115

Safeway Inc	15,396	328
					5,474

SUPERVALU Inc	10,013	143
Whole Foods Market Inc	11,383	122	Machinery - Farm (0.47%)

		5,133	AGCO Corp (a)(b)	46,617	1,469

			Deere & Co	46,484	1,793

Garden Products (0.01%)
					3,262

Toro Co	2,664	90
			Machinery - Pumps (0.02%)
Health Care Cost Containment (0.08%)			Flowserve Corp	2,741	156
McKesson Corp	16,029	590
See accompanying notes

359

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery Tools & Related Products (0.00%)			Metal - Aluminum (0.06%)
Lincoln Electric Holdings Inc	677 $	29	Alcoa Inc	38,571 $	444

Medical - Biomedical/Gene (2.70%)			Miscellaneous Manufacturers (0.03%)
Amgen Inc (a)	89,232	5,344	Aptargroup Inc	7,900	240
Biogen Idec Inc (a)	66,357	2,824
Celgene Corp (a)	19,549	1,256	Multi-Line Insurance (0.95%)
Gilead Sciences Inc (a)	183,333	8,406	Allstate Corp/The	27,305	721
PDL BioPharma Inc	97,016	946	CNA Financial Corp	4,722	73

		18,776	Hartford Financial Services Group Inc	12,202	126

			Loews Corp	22,643	752
Medical - Drugs (6.15%)			MetLife Inc	139,959	4,649
Abbott Laboratories	58,544	3,229	Old Republic International Corp	33,825	312

Allergan Inc/United States	19,044	756			6,633

Bristol-Myers Squibb Co	62,220	1,279
Eli Lilly & Co	204,829	6,927	Multimedia (1.70%)
King Pharmaceuticals Inc (a)	20,474	180	News Corp	8,794	93
Merck & Co Inc/NJ	287,291	8,892	Time Warner Inc	765,584	7,725
Pfizer Inc	939,823	16,644	Walt Disney Co/The	153,973	3,988

Schering-Plough Corp	88,141	1,277			11,806

Wyeth	108,836	3,502	Networking Products (1.35%)

		42,686	Cisco Systems Inc (a)	527,057	9,366

Medical - HMO (0.25%)			Juniper Networks Inc (a)	762	14

UnitedHealth Group Inc	64,622	1,533			9,380

WellPoint Inc (a)	5,839	227	Office Furnishings - Original (0.01%)

		1,760	Herman Miller Inc	2,300	51

Medical - Nursing Homes (0.01%)
			Oil - Field Services (1.78%)
Kindred Healthcare Inc (a)	3,439	50
			Baker Hughes Inc	53,910	1,884
Medical - Wholesale Drug Distribution (0.37%)			BJ Services Co	13,582	175
AmerisourceBergen Corp	65,965	2,063	Exterran Holdings Inc (a)	8,311	186
Cardinal Health Inc	12,790	488	Halliburton Co	273,436	5,411

		2,551	Schlumberger Ltd	84,319	4,355

			SEACOR Holdings Inc (a)	331	22
Medical Information Systems (0.03%)			Smith International Inc	6,806	235
Cerner Corp (a)	5,282	197	Weatherford International Ltd (a)	5,329	90

Medical Instruments (0.90%)					12,358

Boston Scientific Corp (a)	238,493	2,154	Oil Company - Exploration & Production (3.47%)
Intuitive Surgical Inc (a)	441	76	Anadarko Petroleum Corp	18,891	667
Medtronic Inc	76,900	3,101	Apache Corp	61,776	5,086
St Jude Medical Inc (a)	24,085	916	Cabot Oil & Gas Corp	22,221	624

		6,247	Cimarex Energy Co	4,527	183

Medical Products (2.59%)			Continental Resources Inc/OK (a)	392	13
Baxter International Inc	11,677	706	Devon Energy Corp	75,639	6,116
Becton Dickinson & Co	20,093	1,395	EOG Resources Inc	32,042	2,593
Covidien Ltd	111,407	4,934	Mariner Energy Inc (a)	4,816	69
Johnson & Johnson	157,066	9,634	Noble Energy Inc	17,100	886
Varian Medical Systems Inc (a)	27,523	1,253	Occidental Petroleum Corp	100,135	5,561
Zimmer Holdings Inc (a)	2,023	94	Pioneer Natural Resources Co	21,941	611

		18,016	St Mary Land & Exploration Co	9,495	236

			Ultra Petroleum Corp (a)	19,561	911

See accompanying notes		360

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Regional Banks (continued)
(continued)			PNC Financial Services Group Inc	21,296 $	1,420
W&T Offshore Inc	26,851 $	515	SunTrust Banks Inc	48,629	1,952

		24,071	US Bancorp	95,106	2,835

Oil Company - Integrated (7.08%)			Wells Fargo & Co	332,032	11,306

Chevron Corp	125,714	9,378			19,726

ConocoPhillips	94,162	4,898	Reinsurance (0.09%)
Exxon Mobil Corp	394,467	29,238	Reinsurance Group of America Inc	17,110	639
Hess Corp	42,400	2,553
Marathon Oil Corp	32,149	936	REITS - Apartments (0.32%)
Murphy Oil Corp	42,900	2,172	AvalonBay Communities Inc	26,568	1,887

		49,175	Essex Property Trust Inc	3,261	317

Oil Field Machinery & Equipment (0.32%)					2,204

Cameron International Corp (a)	19,467	473	REITS - Healthcare (0.21%)
FMC Technologies Inc (a)	44,332	1,551	Nationwide Health Properties Inc	49,446	1,475
National Oilwell Varco Inc (a)	6,192	185

		2,209	REITS - Office Property (0.04%)

			Boston Properties Inc	2,725	193
Oil Refining & Marketing (0.76%)
			Kilroy Realty Corp	3,200	103

Sunoco Inc	24,630	751
					296

Tesoro Corp	98,539	953
Valero Energy Corp	172,229	3,545	REITS - Regional Malls (0.47%)

		5,249	Macerich Co/The	42,467	1,249

			Simon Property Group Inc	30,463	2,042

Optical Supplies (0.02%)
					3,291

Advanced Medical Optics Inc (a)	18,553	114
			REITS - Shopping Centers (0.10%)
Paper & Related Products (0.12%)			Developers Diversified Realty Corp	24,456	322
International Paper Co	49,113	846	Kimco Realty Corp	10,081	228
			Regency Centers Corp	3,714	146

Pharmacy Services (0.77%)					696

Express Scripts Inc (a)	26,419	1,601
Medco Health Solutions Inc (a)	98,105	3,723	REITS - Warehouse & Industrial (0.10%)

		5,324	AMB Property Corp	28,314	680

Property & Casualty Insurance (0.90%)			Rental - Auto & Equipment (0.01%)
Chubb Corp	38,302	1,985	Avis Budget Group Inc (a)	26,099	43
Fidelity National Financial Inc	30,008	270
First American Corp	13,223	270	Retail - Apparel & Shoe (0.77%)
Progressive Corp/The	6,184	88	Aeropostale Inc (a)	114,621	2,775
Travelers Cos Inc/The	84,745	3,606	Ross Stores Inc	61,963	2,025

		6,219	Urban Outfitters Inc (a)	23,772	517

					5,317

Publishing - Newspapers (0.06%)
Gannett Co Inc	39,301	432	Retail - Computer Equipment (0.14%)
			GameStop Corp (a)	35,418	970
Real Estate Management & Services (0.10%)
Jones Lang LaSalle Inc	20,852	686	Retail - Consumer Electronics (0.28%)
			Best Buy Co Inc	73,667	1,975
Regional Banks (2.84%)
Capital One Financial Corp	42,175	1,650	Retail - Discount (3.54%)
Fifth Third Bancorp	12,131	131	Big Lots Inc (a)	37,215	909
Huntington Bancshares Inc/OH	36,724	347	BJ's Wholesale Club Inc (a)	88,629	3,120
Keycorp	6,968	85	Costco Wholesale Corp	119,021	6,785

See accompanying notes		361

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (continued)			Tobacco (continued)
Dollar Tree Inc (a)	53,513 $	2,035	Universal Corp/Richmond VA	4,560 $	181
Family Dollar Stores Inc	26,106	702	UST Inc	16,836	1,138

Target Corp	30,330	1,217			22,770

Wal-Mart Stores Inc	175,594	9,800	Transport - Rail (0.96%)

		24,568	Burlington Northern Santa Fe Corp	15,809	1,408

Retail - Drug Store (0.26%)			CSX Corp	15,542	711
CVS/Caremark Corp	58,729	1,800	Norfolk Southern Corp	26,266	1,574
			Union Pacific Corp	44,243	2,954

Retail - Major Department Store (0.20%)					6,647

TJX Cos Inc	51,987	1,391
			Transport - Services (0.83%)
Retail - Restaurants (2.06%)			CH Robinson Worldwide Inc	10,642	551
McDonald's Corp	213,400	12,362	Expeditors International of Washington Inc	30,537	997
Panera Bread Co (a)	2,200	100	FedEx Corp	20,451	1,337
Starbucks Corp (a)	11,185	147	United Parcel Service Inc	54,162	2,859

Yum! Brands Inc	59,571	1,728			5,744

		14,337	Transport - Truck (0.82%)

Savings & Loans - Thrifts (0.27%)			JB Hunt Transport Services Inc	121,277	3,448
Hudson City Bancorp Inc	98,897	1,860	Landstar System Inc	22,766	879
			Werner Enterprises Inc	61,310	1,203
Schools (0.09%)			YRC Worldwide Inc (a)	38,744	177

Apollo Group Inc (a)	8,745	608			5,707

Software Tools (0.07%)			Vitamins & Nutrition Products (0.18%)
VMware Inc (a)	16,045	497	Herbalife Ltd	46,916	1,146
			NBTY Inc (a)	3,300	77

Steel - Producers (0.06%)					1,223

Schnitzer Steel Industries Inc	2,687	72	Web Portals (1.27%)
United States Steel Corp	9,422	348	Google Inc (a)	22,007	7,908

		420	Yahoo! Inc (a)	73,752	946

Telecommunication Equipment (0.03%)					8,854

Adtran Inc	113	2	Wireless Equipment (0.70%)
Tellabs Inc (a)	47,490	201	Motorola Inc	127,766	686

		203	Qualcomm Inc	108,330	4,145

Telecommunication Services (0.02%)					4,831

Virgin Media Inc	22,857	132	TOTAL COMMON STOCKS	$ 672,331

Telephone - Integrated (3.61%)				Principal
AT&T Inc (b)	547,062	14,645		Amount	Value

Sprint Nextel Corp	379,893	1,189		(000's)	(000's)

Verizon Communications Inc	310,165	9,203	REPURCHASE AGREEMENTS (2.78%)

		25,037	Money Center Banks (2.78%)

			Investment in Joint Trading Account; Bank
Television (0.39%)			of America Repurchase Agreement; 0.15%;
CBS Corp	280,190	2,721	dated 10/31/2008 maturing 11/03/2008
			(collateralized by Sovereign Agency
Tobacco (3.28%)			Issues; $9,920,000; 2.75% - 5.38%; dated
Altria Group Inc	312,367	5,994	11/28/08 - 02/13/17)	$ 9,631 $	9,630
Lorillard Inc	85,015	5,599
Philip Morris International Inc	226,779	9,858

See accompanying notes

362

Schedule of Investments LargeCap Blend Fund I October 31, 2008

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $9,920,000; 2.63% -
4.63%; dated 09/09/09 - 06/12/15)	$ 9,631 $	9,631

		19,261

TOTAL REPURCHASE AGREEMENTS	$ 19,261

Total Investments	$ 691,592
Other Assets in Excess of Liabilities, Net - 0.39%		2,722

TOTAL NET ASSETS - 100.00%	$ 694,314

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,630 or 0.52% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 8,636
Unrealized Depreciation		(238,337)

Net Unrealized Appreciation (Depreciation)		(229,701)
Cost for federal income tax purposes		921,293
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		24.69%
Financial		17.59%
Energy		13.66%
Communications		10.78%
Technology		10.41%
Industrial		9.79%
Consumer, Cyclical		7.72%
Utilities		2.87%
Basic Materials		2.07%
Diversified		0.03%
Other Assets in Excess of Liabilities, Net		0.39%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		2.18%

See accompanying notes

363

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500 eMini; December 2008	Buy	313	$ 17,199	$ 15,138	$ (2,061)
All dollar amounts are shown in thousands (000's)

See accompanying notes

364

Schedule of Investments
LargeCap Blend Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.74%)			COMMON STOCKS (continued)
Advertising Agencies (0.28%)			Beverages - Non-Alcoholic (continued)
Omnicom Group Inc	62,300 $	1,840	Dr Pepper Snapple Group Inc (a)	40,100 $	918
			PepsiCo Inc	141,200	8,050

Advertising Sales (0.05%)					18,715

Lamar Advertising Co (a)	21,200	322
			Brewery (0.50%)
Aerospace & Defense (1.69%)			Anheuser-Busch Cos Inc	52,700	3,269
Boeing Co	44,700	2,336
General Dynamics Corp	39,740	2,397	Broadcasting Services & Programming (0.12%)
Lockheed Martin Corp	30,200	2,569	Discovery Communications Inc - A Shares (a)	26,850	366
Northrop Grumman Corp	28,700	1,346	Discovery Communications Inc - C Shares (a)	32,550	434

Raytheon Co	22,600	1,155			800

Rockwell Collins Inc	31,800	1,184	Building - Residential & Commercial (0.16%)

		10,987	Lennar Corp	131,100	1,015

Aerospace & Defense Equipment (0.76%)			Building Products - Wood (0.14%)
United Technologies Corp	89,900	4,941	Masco Corp	88,900	902

Agricultural Chemicals (0.82%)			Cable TV (0.53%)
CF Industries Holdings Inc	4,400	282	Cablevision Systems Corp	32,100	569
Monsanto Co	50,600	4,502	Scripps Networks Interactive	6,700	190
Potash Corp of Saskatchewan	6,200	529	Shaw Communications Inc	15,000	267

		5,313	Time Warner Cable Inc (a)	125,000	2,448

Agricultural Operations (0.10%)					3,474

Archer-Daniels-Midland Co	29,800	618	Casino Hotels (0.34%)
			Las Vegas Sands Corp (a)	21,300	302
Airlines (0.10%)
Southwest Airlines Co	55,000	648	Melco Crown Entertainment Ltd ADR (a)	122,600	503
			MGM Mirage (a)	40,736	670
Apparel Manufacturers (0.15%)			Wynn Resorts Ltd	12,200	737

Coach Inc (a)	48,900	1,007			2,212

			Casino Services (0.22%)
Applications Software (2.66%)			International Game Technology	102,400	1,434
Microsoft Corp	644,600	14,394
Red Hat Inc (a)	143,500	1,910	Cellular Telecommunications (0.29%)
Salesforce.com Inc (a)	33,900	1,049	MetroPCS Communications Inc (a)	118,500	1,628

		17,353	NII Holdings Inc (a)	10,100	260

Athletic Footwear (0.18%)					1,888

Nike Inc	20,300	1,170	Chemicals - Diversified (0.64%)
			Dow Chemical Co/The	32,200	859
Audio & Video Products (0.02%)			EI Du Pont de Nemours & Co	103,500	3,312

Harman International Industries Inc	7,700	141			4,171

Auto - Car & Light Trucks (0.09%)			Chemicals - Specialty (0.12%)
General Motors Corp	105,600	610	International Flavors & Fragrances Inc	10,100	322
			Sigma-Aldrich Corp	10,800	474

Auto/Truck Parts & Equipment - Original (0.08%)					796

Johnson Controls Inc	30,900	548
			Coal (0.36%)
Beverages - Non-Alcoholic (2.87%)			Arch Coal Inc	9,800	210
Coca-Cola Co/The	195,700	8,622	Consol Energy Inc	35,800	1,124
Coca-Cola Enterprises Inc	111,900	1,125

See accompanying notes

365

Schedule of Investments
LargeCap Blend Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Coal (continued)			Data Processing & Management (0.09%)
Peabody Energy Corp	29,800 $	1,028	Fiserv Inc (a)	17,000 $	567

		2,362

			Dialysis Centers (0.08%)
Coatings & Paint (0.06%)			DaVita Inc (a)	8,800	499
Sherwin-Williams Co/The	6,400	364
			Disposable Medical Products (0.10%)
Commercial Banks (0.42%)			CR Bard Inc	7,600	671
BB&T Corp	7,000	251
First Horizon National Corp	112,538	1,341	Diversified Banking Institutions (5.34%)
Marshall & Ilsley Corp	63,298	1,141	Bank of America Corp	405,970	9,812

		2,733	Citigroup Inc	448,400	6,121

Commercial Services (0.02%)			Goldman Sachs Group Inc/The	40,400	3,737
Quanta Services Inc (a)	7,200	142	JP Morgan Chase & Co	304,128	12,545
			Morgan Stanley	146,500	2,560

Commercial Services - Finance (1.02%)					34,775

Automatic Data Processing Inc	51,900	1,814
			Diversified Financial Services (0.09%)
H&R Block Inc	122,000	2,406	IntercontinentalExchange Inc (a)	6,500	556
Mastercard Inc	4,500	665
Moody's Corp	7,500	192	Diversified Manufacturing Operations (4.37%)
Paychex Inc	24,300	693	3M Co	61,700	3,967
Western Union Co/The	59,100	902	Danaher Corp	76,000	4,502

		6,672	General Electric Co	687,800	13,419

Computer Aided Design (0.52%)			Honeywell International Inc	45,200	1,376
Autodesk Inc (a)	157,700	3,361	Illinois Tool Works Inc	55,600	1,857
			ITT Corp	20,500	912
Computer Services (0.42%)			Leggett & Platt Inc	13,800	240
Accenture Ltd	69,000	2,280	Tyco International Ltd	86,525	2,188

Computer Sciences Corp (a)	15,500	468			28,461

		2,748

			E-Commerce - Products (0.55%)
Computers (4.15%)			Amazon.com Inc (a)	62,100	3,555
Apple Inc (a)	73,500	7,908
Dell Inc (a)	225,000	2,734	E-Commerce - Services (0.11%)
Hewlett-Packard Co	181,700	6,955	Expedia Inc (a)	75,600	719
IBM Corp	101,300	9,418

		27,015	Electric - Generation (0.07%)

			AES Corp/The (a)	55,000	438
Computers - Memory Devices (0.30%)
EMC Corp/Massachusetts (a)	164,500	1,938	Electric - Integrated (2.74%)
			Constellation Energy Group Inc	23,300	564
Consumer Products - Miscellaneous (0.88%)			Duke Energy Corp	23,300	382
Clorox Co	23,000	1,399	Entergy Corp	42,200	3,294
Fortune Brands Inc	34,200	1,304	Exelon Corp	28,400	1,540
Kimberly-Clark Corp	49,400	3,028	FirstEnergy Corp	55,000	2,869

		5,731	FPL Group Inc	14,800	699

Cosmetics & Toiletries (2.67%)			PG&E Corp	19,000	697
Avon Products Inc	63,200	1,569	PPL Corp	86,300	2,832
Colgate-Palmolive Co	15,600	979	Progress Energy Inc	23,600	929
Procter & Gamble Co	229,857	14,835	Public Service Enterprise Group Inc	85,600	2,410

		17,383	TECO Energy Inc	72,800	840

See accompanying notes

366

Schedule of Investments
LargeCap Blend Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Food - Retail (0.23%)
Xcel Energy Inc	46,800 $	815	Kroger Co/The	34,400 $	945

		17,871	SUPERVALU Inc	32,700	466

Electronic Components - Miscellaneous (0.47%)			Whole Foods Market Inc	10,100	108

Tyco Electronics Ltd	156,625	3,045			1,519

			Food - Wholesale & Distribution (0.24%)
Electronic Components - Semiconductors (1.62%)			Sysco Corp	59,900	1,569
Broadcom Corp (a)	80,500	1,375
Intel Corp	302,600	4,842	Forestry (0.11%)
MEMC Electronic Materials Inc (a)	19,200	353	Weyerhaeuser Co	18,300	699
National Semiconductor Corp	49,900	657
Texas Instruments Inc	140,400	2,746	Gas - Distribution (0.53%)
Xilinx Inc	31,900	587	Centerpoint Energy Inc	37,900	437

		10,560	NiSource Inc	21,800	282

			Sempra Energy	64,400	2,743

Electronic Forms (0.06%)					3,462

Adobe Systems Inc (a)	14,700	392
			Gold Mining (0.08%)
Electronic Measurement Instruments (0.12%)			Agnico-Eagle Mines Ltd	18,600	514
Agilent Technologies Inc (a)	35,200	781
			Health Care Cost Containment (0.22%)
Engineering - Research & Development Services (0.12%)			McKesson Corp	39,600	1,457
Fluor Corp	17,000	679
McDermott International Inc (a)	7,200	123	Hotels & Motels (0.32%)

		802	Marriott International Inc/DE	100,700	2,102

Enterprise Software & Services (0.33%)			Human Resources (0.10%)
Oracle Corp (a)	119,000	2,177	Monster Worldwide Inc (a)	10,300	147
			Robert Half International Inc	26,200	494

Entertainment Software (0.12%)					641

Electronic Arts Inc (a)	34,100	777
			Independent Power Producer (0.35%)
Fiduciary Banks (0.65%)			Dynegy Inc (a)	197,600	719
Bank of New York Mellon Corp/The	50,700	1,653	NRG Energy Inc (a)	68,400	1,591

Northern Trust Corp	11,300	636			2,310

State Street Corp	44,300	1,921	Industrial Gases (0.45%)

		4,210	Praxair Inc	45,400	2,958

Finance - Credit Card (0.25%)
American Express Co	59,200	1,628	Instruments - Scientific (0.11%)
			Waters Corp (a)	16,800	736
Finance - Investment Banker & Broker (0.40%)
Charles Schwab Corp/The	9,300	178	Insurance Brokers (0.43%)
Merrill Lynch & Co Inc	129,800	2,413	Aon Corp	57,100	2,415

		2,591	Marsh & McLennan Cos Inc	12,400	364

					2,779

Finance - Other Services (0.18%)
CME Group Inc	4,070	1,148	Internet Security (0.17%)
			VeriSign Inc (a)	52,200	1,107
Food - Miscellaneous/Diversified (0.83%)
Kraft Foods Inc	141,042	4,110	Investment Management & Advisory Services (0.67%)
Sara Lee Corp	115,500	1,291	Ameriprise Financial Inc	69,700	1,506

		5,401	Franklin Resources Inc	10,800	734

			Invesco Ltd	130,700	1,949

See accompanying notes

367

Schedule of Investments
LargeCap Blend Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Medical Instruments (continued)
(continued)			St Jude Medical Inc (a)	33,000 $	1,255

Janus Capital Group Inc	17,300 $	203			7,757

		4,392

			Medical Products (3.36%)
Life & Health Insurance (0.25%)			Baxter International Inc	59,100	3,575
Aflac Inc	22,800	1,010	Becton Dickinson & Co	20,000	1,388
Prudential Financial Inc	20,700	621	Covidien Ltd	52,725	2,335

		1,631	Hospira Inc (a)	11,500	320

Machinery - Construction & Mining (0.10%)			Johnson & Johnson	211,300	12,961
Terex Corp (a)	40,200	671	Stryker Corp	24,600	1,315

					21,894

Machinery - Farm (0.40%)
Deere & Co	66,900	2,580	Metal - Aluminum (0.12%)
			Alcoa Inc	68,400	787
Medical - Biomedical/Gene (2.40%)
Amgen Inc (a)	80,500	4,821	Metal - Diversified (0.15%)
Biogen Idec Inc (a)	23,800	1,013	Freeport-McMoRan Copper & Gold Inc	32,810	955
Celgene Corp (a)	46,400	2,982	Metal - Iron (0.06%)
Genentech Inc (a)	6,400	531	Cliffs Natural Resources Inc	14,300	386
Genzyme Corp (a)	7,500	546
Gilead Sciences Inc (a)	125,700	5,763	Metal Processors & Fabrication (0.06%)

		15,656	Precision Castparts Corp	6,500	421

Medical - Drugs (4.34%)
Abbott Laboratories	106,300	5,862	Motion Pictures & Services (0.01%)
			Ascent Media Corp (a)	2,685	68
Allergan Inc/United States	38,400	1,523
Bristol-Myers Squibb Co	154,200	3,169	Motorcycle/Motor Scooter (0.19%)
Cephalon Inc (a)	8,800	631	Harley-Davidson Inc	50,600	1,239
Eli Lilly & Co	68,300	2,310
Merck & Co Inc/NJ	196,500	6,082	Multi-Line Insurance (0.61%)
Pfizer Inc	141,700	2,510	ACE Ltd	18,500	1,061
Schering-Plough Corp	139,300	2,019	Assurant Inc	8,700	222
Wyeth	130,000	4,183	Loews Corp	35,400	1,175

		28,289	MetLife Inc	45,900	1,525

Medical - HMO (0.97%)					3,983

Aetna Inc	28,300	704	Multimedia (1.28%)
Cigna Corp	34,800	567	Liberty Media Corp - Entertainment (a)	11,000	177
Humana Inc (a)	47,300	1,399	McGraw-Hill Cos Inc/The	14,100	379
UnitedHealth Group Inc	49,500	1,175	News Corp	80,000	851
WellPoint Inc (a)	64,000	2,488	Time Warner Inc	387,100	3,906

		6,333	Viacom Inc (a)	24,700	499

Medical - Wholesale Drug Distribution (0.21%)			Walt Disney Co/The	98,200	2,543

AmerisourceBergen Corp	35,100	1,097			8,355

Cardinal Health Inc	6,200	237	Networking Products (1.06%)

		1,334	Cisco Systems Inc (a)	214,900	3,819

Medical Instruments (1.19%)			Juniper Networks Inc (a)	163,200	3,058

Boston Scientific Corp (a)	119,800	1,082			6,877

Intuitive Surgical Inc (a)	4,900	847	Non-Hazardous Waste Disposal (0.40%)
Medtronic Inc	113,400	4,573	Allied Waste Industries Inc (a)	206,000	2,146

See accompanying notes

368

Schedule of Investments
LargeCap Blend Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Non-Hazardous Waste Disposal (continued)			Pipelines (continued)
Republic Services Inc	18,100 $	429	Williams Cos Inc	36,700 $	769

		2,575			2,623

Oil - Field Services (1.74%)			Property & Casualty Insurance (0.71%)
Baker Hughes Inc	58,400	2,041	Chubb Corp	36,300	1,881
BJ Services Co	68,000	874	Travelers Cos Inc/The	64,471	2,743

Schlumberger Ltd	152,300	7,866			4,624

Smith International Inc	17,000	586	Radio (0.02%)

		11,367	Sirius XM Radio Inc (a)	367,140	124

Oil & Gas Drilling (0.49%)
Nabors Industries Ltd (a)	37,100	534	Regional Banks (3.25%)
Transocean Inc	32,650	2,688	Capital One Financial Corp	16,400	641

		3,222	Fifth Third Bancorp	136,000	1,476

			Keycorp	71,200	871
Oil Company - Exploration & Production (1.73%)			National City Corp (a)(b)(c)(d)	84,353	228
Devon Energy Corp	27,800	2,248	National City Corp	265,800	718
EOG Resources Inc	28,600	2,314	PNC Financial Services Group Inc	38,100	2,540
Newfield Exploration Co (a)	24,200	556	SunTrust Banks Inc	16,600	666
Noble Energy Inc	5,800	301	US Bancorp	159,000	4,740
Occidental Petroleum Corp	47,200	2,622	Wachovia Corp	162,800	1,043
Range Resources Corp	13,700	578	Wells Fargo & Co	242,200	8,247

XTO Energy Inc	73,357	2,637			21,170

		11,256

			Reinsurance (0.15%)
Oil Company - Integrated (7.97%)			Axis Capital Holdings Ltd	33,500	954
Chevron Corp	181,000	13,503
ConocoPhillips	68,400	3,558	REITS - Apartments (0.25%)
Exxon Mobil Corp	434,300	32,190	Equity Residential	46,700	1,631
Murphy Oil Corp	52,800	2,674

		51,925	REITS - Office Property (0.24%)

			Boston Properties Inc	22,400	1,588
Oil Field Machinery & Equipment (0.37%)
FMC Technologies Inc (a)	46,700	1,634	REITS - Regional Malls (0.36%)
National Oilwell Varco Inc (a)	24,947	746	Simon Property Group Inc	34,500	2,313

		2,380

Oil Refining & Marketing (0.37%)			REITS - Warehouse & Industrial (0.05%)
Sunoco Inc	43,300	1,320	Prologis	24,400	342
Valero Energy Corp	52,900	1,089

			Retail - Apparel & Shoe (0.06%)
		2,409

			American Eagle Outfitters Inc	37,500	417
Paper & Related Products (0.23%)
International Paper Co	64,600	1,112	Retail - Bedding (0.52%)
MeadWestvaco Corp	25,500	358	Bed Bath & Beyond Inc (a)	131,400	3,386

		1,470

			Retail - Building Products (1.07%)
Pharmacy Services (0.48%)			Home Depot Inc	141,900	3,347
Express Scripts Inc (a)	9,500	576	Lowe's Cos Inc	167,000	3,624

Medco Health Solutions Inc (a)	67,500	2,561			6,971

		3,137

			Retail - Computer Equipment (0.03%)
Pipelines (0.40%)			GameStop Corp (a)	6,300	173
Spectra Energy Corp	95,900	1,854

See accompanying notes

369

Schedule of Investments
LargeCap Blend Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (1.95%)			Tobacco (continued)
Costco Wholesale Corp	38,500 $	2,195	Lorillard Inc	20,600 $	1,357
Target Corp	10,600	425	Philip Morris International Inc	182,400	7,929

Wal-Mart Stores Inc	180,200	10,057			11,247

		12,677	Tools - Hand Held (0.05%)

Retail - Drug Store (0.79%)			Stanley Works/The	10,500	344
CVS/Caremark Corp	130,294	3,993
Walgreen Co	45,400	1,156	Toys (0.10%)

		5,149	Mattel Inc	44,000	661

Retail - Regional Department Store (0.52%)			Transport - Rail (1.21%)
Kohl's Corp (a)	97,100	3,411	Burlington Northern Santa Fe Corp	18,900	1,683
			Canadian National Railway Co	19,500	843
Retail - Restaurants (1.19%)			CSX Corp	27,400	1,253
McDonald's Corp	78,300	4,536	Norfolk Southern Corp	6,900	414
Starbucks Corp (a)	55,800	733	Union Pacific Corp	55,400	3,699

Yum! Brands Inc	84,500	2,451			7,892

		7,720

			Transport - Services (0.68%)
Schools (0.17%)			Expeditors International of Washington Inc	66,200	2,161
Apollo Group Inc (a)	15,800	1,098	United Parcel Service Inc	43,400	2,291

Semiconductor Component - Integrated Circuits (0.34%)					4,452

Analog Devices Inc	34,600	739	Web Portals (1.13%)
Marvell Technology Group Ltd (a)	216,100	1,504	Google Inc (a)	20,500	7,367

		2,243

			Wireless Equipment (1.52%)
Semiconductor Equipment (0.30%)			American Tower Corp (a)	48,792	1,577
Applied Materials Inc	119,300	1,540	Crown Castle International Corp (a)	51,600	1,092
Kla-Tencor Corp	18,200	423	Motorola Inc	238,000	1,278

		1,963	Qualcomm Inc	155,300	5,942

Steel - Producers (0.19%)					9,889

Nucor Corp	30,300	1,227
			TOTAL COMMON STOCKS		$ 643,316

Telecommunication Equipment (0.16%)				Principal
Alcatel-Lucent ADR	355,712	914		Amount	Value
Tellabs Inc (a)	36,300	154		(000's)	(000's)

		1,068	COMMERCIAL PAPER (0.05%)

Telecommunication Equipment - Fiber Optics (0.21%)			U.S. Treasury Bill (0.05%)
Corning Inc	26,572	288	1.40%, 4/23/2009 (e)	$ 300	299

JDS Uniphase Corp (a)	200,900	1,097	TOTAL COMMERCIAL PAPER		$ 299

		1,385	SHORT TERM INVESTMENTS (0.09%)

Telephone - Integrated (2.35%)			Commercial Paper (0.09%)
AT&T Inc	490,810	13,139	United States Treasury Bill
			1.80%, 11/13/2008 (e)	$ 600 $	600

Sprint Nextel Corp	563,300	1,763
Verizon Communications Inc	14,600	433	TOTAL SHORT TERM INVESTMENTS		$ 600

		15,335	Total Investments		$ 644,215

			Other Assets in Excess of Liabilities, Net - 1.12%		7,314

Therapeutics (0.07%)
Warner Chilcott Ltd (a)	30,500	423	TOTAL NET ASSETS - 100.00%		$ 651,529

Tobacco (1.73%)
Altria Group Inc	102,200	1,961

See accompanying notes		370

Schedule of Investments LargeCap Blend Fund II October 31, 2008

(a)	Non-Income Producing Security

(b)	Restricted Security. At the end of the period, the value of this security totaled $228 or 0.03% of net assets. The security was purchased on April 28, 2008 at a cost of $422 ($5.00 per share).

(c)	Security is Illiquid

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $228 or 0.03% of net assets.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $899 or 0.14% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 34,923
Unrealized Depreciation	(235,747)

Net Unrealized Appreciation (Depreciation)	(200,824)
Cost for federal income tax purposes	845,039
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.71%
Financial	14.28%
Energy	13.44%
Technology	10.91%
Industrial	10.68%
Communications	9.84%
Consumer, Cyclical	8.17%
Utilities	3.70%
Basic Materials	3.01%
Government	0.14%
Other Assets in Excess of Liabilities, Net	1.12%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.96%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500 eMini; December 2008	Buy	130	$ 5,803	$ 6,286	$ 483
All dollar amounts are shown in thousands (000's)

See accompanying notes

371

Schedule of Investments
LargeCap Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.70%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (1.89%)			Food - Miscellaneous/Diversified (3.24%)
United Technologies Corp	722,200 $	39,692	General Mills Inc	1,004,400 $	68,038

Agricultural Chemicals (1.23%)			Forestry (1.16%)
Monsanto Co	291,056	25,898	Weyerhaeuser Co	635,100	24,274

Airlines (1.95%)			Instruments - Scientific (1.48%)
Delta Air Lines Inc (a)	3,739,290	41,057	Thermo Fisher Scientific Inc (a)	766,700	31,128

Athletic Footwear (2.32%)			Internet Security (1.20%)
Nike Inc	844,542	48,671	Symantec Corp (a)	2,008,600	25,268

Beverages - Non-Alcoholic (2.65%)			Medical - Biomedical/Gene (4.89%)
Coca-Cola Co/The	1,265,803	55,771	Amgen Inc (a)	816,900	48,924
			Gilead Sciences Inc (a)	1,174,700	53,860

Commercial Services - Finance (5.62%)					102,784

Mastercard Inc	282,481	41,756
Visa Inc	851,532	47,132	Medical - Drugs (2.36%)
Western Union Co/The	1,916,300	29,243	Abbott Laboratories	897,748	49,511

		118,131	Medical - Generic Drugs (1.05%)

Computers (6.57%)			Teva Pharmaceutical Industries Ltd ADR	515,700	22,113
Apple Inc (a)	536,319	57,703
Hewlett-Packard Co	1,595,699	61,083	Medical Instruments (1.48%)
Research In Motion Ltd (a)	383,691	19,349	Intuitive Surgical Inc (a)	180,271	31,149

		138,135

			Medical Products (5.61%)
Diversified Banking Institutions (7.15%)			Baxter International Inc	1,104,800	66,829
Goldman Sachs Group Inc/The	431,328	39,898	Covidien Ltd	1,153,700	51,098

JP Morgan Chase & Co	2,678,205	110,476			117,927

		150,374

			Networking Products (2.52%)
E-Commerce - Products (1.60%)			Cisco Systems Inc (a)	2,985,480	53,052
Amazon.com Inc (a)	587,600	33,634
			Oil & Gas Drilling (1.63%)
Electric Products - Miscellaneous (1.80%)			Transocean Inc	415,300	34,192
Emerson Electric Co	1,152,700	37,728
			Oil Company - Exploration & Production (4.36%)
Energy - Alternate Sources (1.53%)			Chesapeake Energy Corp	1,433,500	31,494
First Solar Inc (a)	223,400	32,103	Devon Energy Corp	744,600	60,208

					91,702

Entertainment Software (1.48%)
Activision Blizzard Inc (a)	2,496,400	31,105	Optical Supplies (0.69%)
			Alcon Inc	164,055	14,457
Fiduciary Banks (1.74%)
State Street Corp	842,683	36,530	Paper & Related Products (1.02%)
			International Paper Co	1,250,600	21,535
Finance - Investment Banker & Broker (1.21%)
Merrill Lynch & Co Inc	1,370,500	25,478	Pharmacy Services (2.42%)
			Express Scripts Inc (a)	837,900	50,785
Finance - Other Services (1.21%)
CME Group Inc	90,000	25,394	Regional Banks (1.32%)
			Wells Fargo & Co	817,000	27,819

See accompanying notes

372

Schedule of Investments
LargeCap Growth Fund
October 31, 2008

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 77,630
Retail - Apparel & Shoe (1.09%)			Unrealized Depreciation	(509,853)

Guess ? Inc	1,049,322 $	22,844	Net Unrealized Appreciation (Depreciation)	(432,223)
			Cost for federal income tax purposes	2,482,347
Retail - Discount (4.82%)			All dollar amounts are shown in thousands (000's)
Wal-Mart Stores Inc	1,813,600	101,217
			Portfolio Summary (unaudited)

Retail - Restaurants (2.96%)			Sector	Percent

McDonald's Corp	1,075,500	62,304	Consumer, Non-cyclical	30.01%
			Financial	16.48%
Semiconductor Equipment (1.03%)			Consumer, Cyclical	13.14%
Applied Materials Inc	1,675,300	21,628	Communications	10.94%
			Technology	9.08%
Transport - Rail (1.80%)			Energy	7.52%
			Industrial	6.97%
Union Pacific Corp	566,900	37,852	Basic Materials	3.41%
			Other Assets in Excess of Liabilities, Net	2.45%

Web Portals (1.96%)			TOTAL NET ASSETS	100.00%

Google Inc (a)	114,390	41,107

Wireless Equipment (3.66%)
American Tower Corp (a)	705,200	22,785
Qualcomm Inc	1,413,300	54,073

		76,858

TOTAL COMMON STOCKS	$ 1,969,245

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (3.85%)
Money Center Banks (3.85%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%;
dated 10/31/2008 maturing 11/03/2008
(collateralized by Sovereign Agency
Issues; $41,653,000; 2.75% - 5.38%; dated
11/28/08 - 02/13/17)	$ 40,440 $	40,439
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $41,653,000; 2.63% -
4.63%; dated 09/09/09 - 06/12/15)	40,440	40,440

		80,879

TOTAL REPURCHASE AGREEMENTS	$ 80,879

Total Investments	$ 2,050,124
Other Assets in Excess of Liabilities, Net - 2.45%		51,568

TOTAL NET ASSETS - 100.00%	$ 2,101,692

(a) Non-Income Producing Security

See accompanying notes

373

Schedule of Investments
LargeCap Growth Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.78%)			COMMON STOCKS (continued)
Agricultural Chemicals (1.61%)			Fiduciary Banks (2.04%)
Monsanto Co	151,300 $	13,463	State Street Corp	563,183 $	24,414
Potash Corp of Saskatchewan	68,100	5,806

		19,269	Finance - Investment Banker & Broker (0.66%)

			Charles Schwab Corp/The	410,737	7,853
Applications Software (3.81%)
Microsoft Corp	1,507,800	33,669	Health Care Cost Containment (1.03%)
Salesforce.com Inc (a)	382,100	11,830	McKesson Corp	335,900	12,358

		45,499

Casino Hotels (0.73%)			Hotels & Motels (1.79%)
Las Vegas Sands Corp (a)	289,100	4,102	Marriott International Inc/DE	1,026,700	21,427
MGM Mirage (a)	279,074	4,594	Independent Power Producer (1.30%)

		8,696	NRG Energy Inc (a)	669,600	15,568

Casino Services (0.76%)
International Game Technology	648,200	9,075	Industrial Gases (2.15%)
			Praxair Inc	395,000	25,734
Cellular Telecommunications (1.31%)
MetroPCS Communications Inc (a)	1,141,570	15,685	Internet Security (0.57%)
			VeriSign Inc (a)	320,600	6,797
Computer Aided Design (0.80%)
Autodesk Inc (a)	450,700	9,604	Investment Management & Advisory Services (1.11%)
			Franklin Resources Inc	194,800	13,246
Computer Services (2.86%)
Accenture Ltd	1,033,700	34,164	Medical - Biomedical/Gene (9.31%)
			Amgen Inc (a)	112,400	6,732
Computers (4.87%)			Celgene Corp (a)	320,893	20,620
Apple Inc (a)	457,000	49,168	Genentech Inc (a)	396,400	32,877
Research In Motion Ltd (a)	178,600	9,007	Gilead Sciences Inc (a)	1,110,200	50,903

		58,175			111,132

Diversified Banking Institutions (2.60%)			Medical - Drugs (3.24%)
Goldman Sachs Group Inc/The	199,700	18,472	Allergan Inc/United States	560,800	22,247
Morgan Stanley	717,200	12,530	Wyeth	509,800	16,405

		31,002			38,652

Diversified Manufacturing Operations (4.35%)			Medical - HMO (1.21%)
Danaher Corp	877,300	51,971	Humana Inc (a)	489,300	14,478

E-Commerce - Products (4.91%)			Medical Instruments (1.83%)
Amazon.com Inc (a)	1,023,600	58,591	Medtronic Inc	541,900	21,855

E-Commerce - Services (0.72%)			Medical Products (2.62%)
Expedia Inc (a)	902,300	8,581	Baxter International Inc	197,100	11,923
			Stryker Corp	363,300	19,422

Electronic Components - Semiconductors (3.28%)					31,345

Broadcom Corp (a)	1,047,700	17,895
Xilinx Inc	1,155,378	21,282	Networking Products (4.01%)

		39,177	Juniper Networks Inc (a)	2,553,120	47,846

Entertainment Software (1.51%)			Oil - Field Services (3.05%)
Electronic Arts Inc (a)	792,800	18,060	Schlumberger Ltd	704,900	36,408

See accompanying notes

374

Schedule of Investments
LargeCap Growth Fund I
October 31, 2008

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 47,120
Oil Company - Exploration & Production (1.17%)			Unrealized Depreciation	(475,830)

EOG Resources Inc	172,400 $	13,951	Net Unrealized Appreciation (Depreciation)	(428,710)
			Cost for federal income tax purposes	1,620,334
Oil Company - Integrated (0.84%)			All dollar amounts are shown in thousands (000's)
Suncor Energy Inc	419,900	10,044
			Portfolio Summary (unaudited)

Pharmacy Services (2.17%)			Sector	Percent

Medco Health Solutions Inc (a)	682,100	25,886	Communications	25.21%
			Consumer, Non-cyclical	21.41%
Power Converter & Supply Equipment (0.44%)			Technology	20.37%
Sunpower Corp - Class B (a)	177,000	5,241	Consumer, Cyclical	10.01%
			Financial	6.41%
Retail - Bedding (1.29%)			Industrial	6.24%
			Energy	5.06%
Bed Bath & Beyond Inc (a)	597,000	15,385	Basic Materials	3.77%
			Utilities	1.30%
Retail - Discount (2.27%)			Other Assets in Excess of Liabilities, Net	0.22%

Wal-Mart Stores Inc	485,700	27,107	TOTAL NET ASSETS	100.00%

Retail - Regional Department Store (1.13%)
Kohl's Corp (a)	385,400	13,539

Retail - Restaurants (1.25%)
Yum! Brands Inc	512,600	14,871

Semiconductor Component - Integrated Circuits (1.74%)
Marvell Technology Group Ltd (a)	2,988,500	20,800

Semiconductor Equipment (1.50%)
ASML Holding NV	1,018,200	17,869

Toys (0.79%)
Nintendo Co Ltd ADR	241,200	9,407

Transport - Services (1.45%)
Expeditors International of Washington Inc	529,200	17,278

Web Portals (5.27%)
Google Inc (a)	175,000	62,888

Wireless Equipment (8.43%)
American Tower Corp (a)	1,477,700	47,745
Crown Castle International Corp (a)	643,800	13,629
Qualcomm Inc	1,027,759	39,322

		100,696

TOTAL COMMON STOCKS	$ 1,191,624

Total Investments	$ 1,191,624
Other Assets in Excess of Liabilities, Net - 0.22%		2,633

TOTAL NET ASSETS - 100.00%	$ 1,194,257

(a) Non-Income Producing Security

See accompanying notes

375

Schedule of Investments
LargeCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.46%)			COMMON STOCKS (continued)
Aerospace & Defense (2.22%)			Disposable Medical Products (1.04%)
Raytheon Co	602,960 $	30,817	CR Bard Inc	163,606 $	14,438

Agricultural Chemicals (2.08%)			Diversified Banking Institutions (0.52%)
Monsanto Co	325,070	28,925	Bank of America Corp	170,300	4,116
			Citigroup Inc	229,900	3,138

Applications Software (2.27%)					7,254

Microsoft Corp	1,145,819	25,586
Salesforce.com Inc (a)	191,163	5,919	Diversified Financial Services (0.94%)

		31,505	IntercontinentalExchange Inc (a)	153,300	13,116

Auto/Truck Parts & Equipment - Original (0.68%)			Diversified Manufacturing Operations (2.67%)
BorgWarner Inc	422,228	9,487	Cooper Industries Ltd	581,782	18,006
			Honeywell International Inc	626,497	19,077

Beverages - Non-Alcoholic (4.17%)					37,083

Coca-Cola Co/The	843,515	37,165
PepsiCo Inc	362,937	20,691	E-Commerce - Products (0.35%)

		57,856	Amazon.com Inc (a)	85,000	4,865

Building - Residential & Commercial (0.70%)			Electric - Integrated (1.75%)
KB Home	578,676	9,658	FPL Group Inc	353,266	16,688
			Public Service Enterprise Group Inc	269,800	7,595

Cable TV (2.58%)					24,283

DIRECTV Group Inc/The (a)	1,004,900	21,997
Scripps Networks Interactive	489,300	13,896	Electric Products - Miscellaneous (1.71%)

		35,893	Emerson Electric Co	726,505	23,779

Coal (0.38%)			Electronic Components - Semiconductors (3.55%)
Alpha Natural Resources Inc (a)	148,700	5,319	Altera Corp	912,900	15,839
			Intel Corp	664,161	10,626
Commercial Services - Finance (1.78%)			Texas Instruments Inc	614,300	12,016
Global Payments Inc	353,000	14,300	Xilinx Inc	586,000	10,794

Western Union Co/The	682,800	10,420			49,275

		24,720

			Electronic Forms (0.70%)
Computers (3.23%)			Adobe Systems Inc (a)	365,400	9,734
Apple Inc (a)	417,229	44,890
			Energy - Alternate Sources (0.49%)
Computers - Memory Devices (1.13%)			First Solar Inc (a)	47,342	6,803
EMC Corp/Massachusetts (a)	1,331,200	15,682
			Enterprise Software & Services (2.24%)
Cosmetics & Toiletries (3.65%)			Oracle Corp (a)	1,697,768	31,052
Estee Lauder Cos Inc/The	291,600	10,509
Procter & Gamble Co	623,341	40,231	Entertainment Software (0.70%)

		50,740	Activision Blizzard Inc (a)	783,258	9,759

Dental Supplies & Equipment (0.67%)			Fiduciary Banks (1.11%)
Dentsply International Inc	304,648	9,255	Northern Trust Corp	273,546	15,403

Diagnostic Equipment (0.36%)			Food - Miscellaneous/Diversified (2.02%)
Gen-Probe Inc (a)	107,089	5,040	Kellogg Co	149,700	7,548
Diagnostic Kits (0.25%)			Nestle SA ADR	533,472	20,512

Qiagen NV (a)	241,600	3,445			28,060

See accompanying notes

376

Schedule of Investments
LargeCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gold Mining (0.23%)			Oil Company - Exploration & Production
Newmont Mining Corp	122,100 $	3,216	(continued)
			Occidental Petroleum Corp	322,600 $	17,917

Instruments - Controls (0.43%)					63,338

Mettler Toledo International Inc (a)	78,800	6,031	Oil Field Machinery & Equipment (0.47%)
			National Oilwell Varco Inc (a)	216,400	6,468
Instruments - Scientific (1.28%)
Thermo Fisher Scientific Inc (a)	438,351	17,797	Optical Supplies (0.46%)
			Alcon Inc	71,800	6,327
Internet Security (0.58%)
Symantec Corp (a)	642,200	8,079	Pharmacy Services (1.11%)
			Express Scripts Inc (a)	253,400	15,359
Investment Management & Advisory Services (0.26%)
Waddell & Reed Financial Inc	246,399	3,578	Power Converter & Supply Equipment (0.39%)
			Energy Conversion Devices Inc (a)	157,000	5,360
Medical - Biomedical/Gene (2.98%)
Alexion Pharmaceuticals Inc (a)	166,700	6,793	Property & Casualty Insurance (1.08%)
Genentech Inc (a)	173,200	14,365	Chubb Corp	289,397	14,997
Gilead Sciences Inc (a)	440,600	20,202

		41,360	REITS - Diversified (0.61%)

Medical - Drugs (2.59%)			Digital Realty Trust Inc	253,900	8,501
Allergan Inc/United States	264,870	10,507	Retail - Apparel & Shoe (0.15%)
Novo Nordisk A/S ADR	384,037	20,550	AnnTaylor Stores Corp (a)	170,800	2,147
Wyeth	154,900	4,985

		36,042	Retail - Auto Parts (1.22%)

Medical - HMO (0.22%)			Advance Auto Parts Inc	224,648	7,009
UnitedHealth Group Inc	126,600	3,004	O'Reilly Automotive Inc (a)	369,200	10,009

					17,018

Medical Instruments (1.58%)			Retail - Building Products (1.40%)
Intuitive Surgical Inc (a)	55,090	9,519	Lowe's Cos Inc	894,533	19,411
Medtronic Inc	309,940	12,500

		22,019	Retail - Discount (4.30%)

Medical Products (3.82%)			Family Dollar Stores Inc	680,931	18,324
Baxter International Inc	319,005	19,297	Wal-Mart Stores Inc	742,225	41,423

Becton Dickinson & Co	413,457	28,694			59,747

Johnson & Johnson	82,200	5,042	Retail - Regional Department Store (1.53%)

		53,033	Kohl's Corp (a)	606,200	21,296

Networking Products (2.87%)
Cisco Systems Inc (a)	2,242,314	39,846	Semiconductor Component - Integrated Circuits (1.59%)
			Linear Technology Corp	544,509	12,350
Oil - Field Services (0.60%)			Marvell Technology Group Ltd (a)	1,389,700	9,672

Schlumberger Ltd	160,183	8,273			22,022

			Steel Pipe & Tube (0.60%)
Oil & Gas Drilling (1.45%)			Valmont Industries Inc	151,354	8,291
Transocean Inc	244,833	20,157
			Textile - Home Furnishings (0.60%)
Oil Company - Exploration & Production (4.56%)			Mohawk Industries Inc (a)	171,468	8,296
Apache Corp	93,644	7,710
Devon Energy Corp	280,739	22,700	Transport - Rail (2.12%)
EOG Resources Inc	185,500	15,011	Union Pacific Corp	440,970	29,444

See accompanying notes

377

Schedule of Investments
LargeCap Growth Fund II
October 31, 2008

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Consumer, Non-cyclical	26.90%

			Technology	15.40%
COMMON STOCKS (continued)			Communications	13.43%
Transport - Services (1.18%)			Industrial	12.60%
United Parcel Service Inc	311,200 $	16,425	Consumer, Cyclical	10.59%
			Energy	7.95%
			Financial	7.92%
Veterinary Diagnostics (0.21%)			Basic Materials	2.31%
VCA Antech Inc (a)	160,279	2,901	Utilities	1.75%
			Other Assets in Excess of Liabilities, Net	1.15%

Web Portals (2.26%)			TOTAL NET ASSETS	100.00%

Google Inc (a)	87,207	31,339
			Other Assets Summary (unaudited)

Wireless Equipment (4.79%)			Asset Type	Percent

American Tower Corp (a)	908,323	29,348	Currency Contracts	3.01%
Qualcomm Inc	972,101	37,192	Futures	2.39%

		66,540

TOTAL COMMON STOCKS	$ 1,325,798

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (3.39%)
Commercial Paper (3.39%)
Investment in Joint Trading Account; HSBC
Funding
0.25%, 11/ 3/2008	$ 23,551 $	23,551
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	23,550	23,550

		47,101

TOTAL SHORT TERM INVESTMENTS	$ 47,101

Total Investments	$ 1,372,899
Other Assets in Excess of Liabilities, Net - 1.15%		15,978

TOTAL NET ASSETS - 100.00%	$ 1,388,877

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 22,778
Unrealized Depreciation		(416,643)

Net Unrealized Appreciation (Depreciation)		(393,865)
Cost for federal income tax purposes		1,766,764
All dollar amounts are shown in thousands (000's)

See accompanying notes

378

		Schedule of Investments
		LargeCap Growth Fund II
			October 31, 2008

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

Danish Kroner	11/28/2008	100,137,766		$17,307	$17,112	$195
Swiss Franc	11/28/2008	28,572,648		25,178	24,660	518

All dollar amounts are shown in thousands (000's)

			Futures Contracts

						Current	Unrealized
					Original	Market	Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2008			Buy	137	$ 31,348	$ 33,130	$ 1,782
All dollar amounts are shown in thousands (000's)

See accompanying notes

379

Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.28%)			COMMON STOCKS (continued)
Advertising Agencies (0.13%)			Auto - Car & Light Trucks (0.09%)
Interpublic Group of Cos Inc (a)	42,717 $	222	Ford Motor Co (a)	202,736 $	444
Omnicom Group Inc	28,581	844	General Motors Corp	50,758	293

		1,066			737

Aerospace & Defense (1.52%)			Auto - Medium & Heavy Duty Trucks (0.12%)
Boeing Co	66,365	3,469	Paccar Inc	32,575	952
General Dynamics Corp	35,615	2,148
Lockheed Martin Corp	29,849	2,539	Auto/Truck Parts & Equipment - Original (0.12%)
Northrop Grumman Corp	30,261	1,419	Johnson Controls Inc	53,233	944
Raytheon Co	37,376	1,910
			Beverages - Non-Alcoholic (2.14%)
Rockwell Collins Inc	14,292	532

			Coca-Cola Co/The	178,219	7,852
		12,017

			Coca-Cola Enterprises Inc	28,428	286
Aerospace & Defense Equipment (0.65%)			Dr Pepper Snapple Group Inc (a)	22,744	521
Goodrich Corp	11,216	410	Pepsi Bottling Group Inc	12,244	283
United Technologies Corp	86,457	4,752	PepsiCo Inc	140,353	8,001

		5,162			16,943

Agricultural Chemicals (0.60%)			Beverages - Wine & Spirits (0.08%)
CF Industries Holdings Inc	5,065	325	Brown-Forman Corp	8,793	399
Monsanto Co	49,309	4,388	Constellation Brands Inc (a)	17,378	218

		4,713			617

Agricultural Operations (0.15%)			Brewery (0.57%)
Archer-Daniels-Midland Co	57,760	1,197	Anheuser-Busch Cos Inc	64,464	3,999
			Molson Coors Brewing Co	13,505	504

Airlines (0.10%)					4,503

Southwest Airlines Co	65,799	775
			Building - Residential & Commercial (0.09%)
Apparel Manufacturers (0.17%)			Centex Corp	11,079	136
Coach Inc (a)	30,203	622	DR Horton Inc	24,695	182
Jones Apparel Group Inc	7,480	83	KB Home	6,748	113
Polo Ralph Lauren Corp	5,097	241	Lennar Corp	12,673	98
VF Corp	7,811	430	Pulte Homes Inc	19,154	213

		1,376			742

Appliances (0.04%)			Building Products - Wood (0.04%)
Whirlpool Corp	6,674	311	Masco Corp	32,275	328

Applications Software (2.19%)			Cable TV (0.69%)
Citrix Systems Inc (a)	16,351	422	Comcast Corp - Class A	261,622	4,123
Compuware Corp (a)	22,852	146	DIRECTV Group Inc/The (a)	51,751	1,133
Intuit Inc (a)	28,779	721	Scripps Networks Interactive	8,058	229

Microsoft Corp	703,957	15,719			5,485

Salesforce.com Inc (a)	9,329	289	Casino Services (0.05%)

		17,297	International Game Technology	27,756	389

Athletic Footwear (0.26%)
Nike Inc	35,173	2,027	Chemicals - Diversified (0.80%)
			Dow Chemical Co/The	82,926	2,212
Audio & Video Products (0.01%)			EI Du Pont de Nemours & Co	80,881	2,588
Harman International Industries Inc	5,247	96	PPG Industries Inc	14,714	729
			Rohm & Haas Co	11,103	781

					6,310

See accompanying notes

380

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Specialty (0.24%)			Computers (continued)
Ashland Inc	5,084 $	115	Hewlett-Packard Co	219,569 $	8,405
Eastman Chemical Co	6,849	277	IBM Corp	121,465	11,293
Ecolab Inc	15,739	586	Sun Microsystems Inc (a)	67,504	310

Hercules Inc	10,105	170			30,452

International Flavors & Fragrances Inc	7,043	225	Computers - Integrated Systems (0.03%)
Sigma-Aldrich Corp	11,293	495	Teradata Corp (a)	16,003	246

		1,868

Coal (0.19%)			Computers - Memory Devices (0.35%)
Consol Energy Inc	16,423	516	EMC Corp/Massachusetts (a)	185,628	2,187
Massey Energy Co	7,582	175	NetApp Inc (a)	29,352	397
Peabody Energy Corp	24,380	841	SanDisk Corp (a)	20,173	179

		1,532			2,763

Coatings & Paint (0.06%)			Computers - Peripheral Equipment (0.03%)
Sherwin-Williams Co/The	8,846	503	Lexmark International Inc (a)	7,887	204

Commercial Banks (0.51%)			Consumer Products - Miscellaneous (0.45%)
BB&T Corp	49,263	1,766	Clorox Co	12,380	753
First Horizon National Corp	18,087	215	Fortune Brands Inc	13,441	513
M&T Bank Corp	6,916	561	Kimberly-Clark Corp	37,225	2,281

Marshall & Ilsley Corp	23,259	419			3,547

Regions Financial Corp	62,291	691	Containers - Metal & Glass (0.04%)
Zions Bancorporation	10,281	392	Ball Corp	8,668	296

		4,044

			Containers - Paper & Plastic (0.09%)
Commercial Services (0.01%)			Bemis Co Inc	8,934	222
Convergys Corp (a)	10,922	84
			Pactiv Corp (a)	11,737	276
Commercial Services - Finance (0.75%)			Sealed Air Corp	14,173	240

Automatic Data Processing Inc	45,621	1,594			738

Equifax Inc	11,498	300	Cosmetics & Toiletries (2.75%)
H&R Block Inc	29,414	580	Avon Products Inc	38,165	948
Mastercard Inc	6,485	959	Colgate-Palmolive Co	45,340	2,845
Moody's Corp	17,697	453	Estee Lauder Cos Inc/The	10,294	371
Paychex Inc	28,765	821	Procter & Gamble Co	272,034	17,557

Total System Services Inc	17,722	243			21,721

Western Union Co/The	65,369	998	Cruise Lines (0.13%)

		5,948	Carnival Corp	39,174	995

Computer Aided Design (0.05%)
Autodesk Inc (a)	20,168	430	Data Processing & Management (0.09%)
			Fidelity National Information Services Inc	17,009	257
Computer Services (0.17%)			Fiserv Inc (a)	14,706	490

Affiliated Computer Services Inc (a)	8,720	358			747

Cognizant Technology Solutions Corp (a)	26,145	502	Dental Supplies & Equipment (0.03%)
Computer Sciences Corp (a)	13,568	409	Patterson Cos Inc (a)	8,166	207
Unisys Corp (a)	32,236	49

		1,318	Dialysis Centers (0.07%)

Computers (3.85%)			DaVita Inc (a)	9,360	531
Apple Inc (a)	79,421	8,545
Dell Inc (a)	156,259	1,899

See accompanying notes

381

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Disposable Medical Products (0.10%)			Electric - Integrated (continued)
CR Bard Inc	8,906 $	786	American Electric Power Co Inc	36,064 $	1,177
			CMS Energy Corp	20,197	207
Distribution & Wholesale (0.19%)			Consolidated Edison Inc	24,492	1,061
Fastenal Co	11,585	466	Constellation Energy Group Inc	15,988	387
Genuine Parts Co	14,506	571	Dominion Resources Inc/VA	51,993	1,886
WW Grainger Inc	5,809	457	DTE Energy Co	14,622	516

		1,494	Duke Energy Corp	113,401	1,857

Diversified Banking Institutions (4.62%)			Edison International	29,210	1,040
Bank of America Corp	449,618	10,867	Entergy Corp	17,175	1,340
Citigroup Inc	488,194	6,664	Exelon Corp	58,932	3,196
Goldman Sachs Group Inc/The	38,950	3,603	FirstEnergy Corp	27,329	1,425
JP Morgan Chase & Co	330,276	13,624	FPL Group Inc	36,622	1,730
Morgan Stanley	99,426	1,737	Integrys Energy Group Inc	6,852	326

		36,495	Pepco Holdings Inc	18,088	374

Diversified Financial Services (0.07%)			PG&E Corp	32,145	1,179
IntercontinentalExchange Inc (a)	6,758	578	Pinnacle West Capital Corp	9,031	286
			PPL Corp	33,574	1,102
Diversified Manufacturing Operations (4.08%)			Progress Energy Inc	23,488	925
3M Co	62,666	4,029	Public Service Enterprise Group Inc	45,587	1,283
Cooper Industries Ltd	15,599	483	Southern Co	69,049	2,371
Danaher Corp	22,875	1,355	TECO Energy Inc	19,073	220
Dover Corp	16,841	535	Wisconsin Energy Corp	10,475	456
Eaton Corp	14,900	665	Xcel Energy Inc	39,985	697

General Electric Co (b)	940,980	18,359			26,109

Honeywell International Inc	66,741	2,032	Electric Products - Miscellaneous (0.31%)
Illinois Tool Works Inc	35,853	1,197	Emerson Electric Co	69,565	2,277
Ingersoll-Rand Co Ltd	28,557	527	Molex Inc	12,790	184

ITT Corp	16,294	725			2,461

Leggett & Platt Inc	14,411	250
Parker Hannifin Corp	15,028	583	Electronic Components - Miscellaneous (0.12%)
			Jabil Circuit Inc	18,830	159
Textron Inc	22,282	394
			Tyco Electronics Ltd	42,344	823

Tyco International Ltd	42,569	1,076

					982

		32,210

			Electronic Components - Semiconductors (1.81%)
Diversified Operations (0.05%)
			Advanced Micro Devices Inc (a)	54,436	191
Leucadia National Corp	15,865	426
			Altera Corp	26,969	468
E-Commerce - Products (0.21%)			Broadcom Corp (a)	39,568	676
Amazon.com Inc (a)	28,639	1,639	Intel Corp	504,027	8,064
			LSI Corp (a)	57,702	222
E-Commerce - Services (0.21%)			MEMC Electronic Materials Inc (a)	20,252	372
eBay Inc (a)	97,943	1,496	Microchip Technology Inc	16,507	407
Expedia Inc (a)	18,760	178	Micron Technology Inc (a)	68,229	321

		1,674	National Semiconductor Corp	17,479	230

Electric - Generation (0.06%)			Nvidia Corp (a)	49,899	437
AES Corp/The (a)	60,314	481	QLogic Corp (a)	11,761	142
			Texas Instruments Inc	117,524	2,299
Electric - Integrated (3.30%)			Xilinx Inc	24,784	457

Allegheny Energy Inc	15,139	456			14,286

Ameren Corp	18,846	612

See accompanying notes

382

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Connectors (0.06%)			Finance - Other Services (0.36%)
Amphenol Corp	15,851 $	454	CME Group Inc	6,015 $	1,697
			Nasdaq OMX Group, Inc (a)	12,188	395
Electronic Forms (0.16%)			NYSE Euronext	23,848	720

Adobe Systems Inc (a)	47,557	1,267			2,812

Electronic Measurement Instruments (0.09%)			Financial Guarantee Insurance (0.02%)
Agilent Technologies Inc (a)	32,054	711	MBIA Inc	17,528	172

Electronics - Military (0.11%)			Food - Confectionery (0.07%)
L-3 Communications Holdings Inc	10,886	884	Hershey Co/The	14,858	553

Engineering - Research & Development Services (0.13%)			Food - Dairy Products (0.04%)
Fluor Corp	16,048	641	Dean Foods Co (a)	13,659	299
Jacobs Engineering Group Inc (a)	10,975	400

		1,041	Food - Meat Products (0.03%)

			Tyson Foods Inc	26,899	235
Engines - Internal Combustion (0.06%)
Cummins Inc	18,173	470	Food - Miscellaneous/Diversified (1.38%)
			Campbell Soup Co	18,985	720
Enterprise Software & Services (0.97%)			ConAgra Foods Inc	40,614	708
BMC Software Inc (a)	17,037	440	General Mills Inc	30,141	2,042
CA Inc	35,312	629	HJ Heinz Co	27,999	1,227
Novell Inc (a)	30,953	144	Kellogg Co	22,450	1,132
Oracle Corp (a)	351,298	6,425	Kraft Foods Inc	136,103	3,966

		7,638	McCormick & Co Inc/MD	11,561	389

Entertainment Software (0.08%)			Sara Lee Corp	63,329	708

Electronic Arts Inc (a)	28,583	651			10,892

			Food - Retail (0.36%)
Fiduciary Banks (0.78%)
			Kroger Co/The	58,714	1,613
Bank of New York Mellon Corp/The	102,748	3,349
			Safeway Inc	39,035	830
Northern Trust Corp	19,817	1,116
			SUPERVALU Inc	19,042	271
State Street Corp	38,707	1,678

			Whole Foods Market Inc	12,577	135

		6,143

					2,849

Filtration & Separation Products (0.04%)
Pall Corp	10,747	284	Food - Wholesale & Distribution (0.18%)
			Sysco Corp	53,970	1,414
Finance - Commercial (0.01%)
CIT Group Inc	25,583	106	Forestry (0.16%)
			Plum Creek Timber Co Inc	15,342	572
Finance - Consumer Loans (0.06%)			Weyerhaeuser Co	18,942	724

SLM Corp (a)	41,894	447			1,296

			Gas - Distribution (0.23%)
Finance - Credit Card (0.43%)			Centerpoint Energy Inc	30,645	353
American Express Co	103,942	2,858	Nicor Inc	4,048	187
Discover Financial Services	42,975	527	NiSource Inc	24,585	318

		3,385	Sempra Energy	22,088	941

Finance - Investment Banker & Broker (0.54%)					1,799

Charles Schwab Corp/The	83,636	1,599	Gold Mining (0.14%)
E*Trade Financial Corp (a)	48,164	88	Newmont Mining Corp	40,942	1,078
Merrill Lynch & Co Inc	137,300	2,552

		4,239

See accompanying notes

383

Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Health Care Cost Containment (0.12%)			Investment Management & Advisory Services
McKesson Corp	24,736 $	910	(continued)
			Janus Capital Group Inc	14,327 $	168
Home Decoration Products (0.04%)			Legg Mason Inc	12,708	282
Newell Rubbermaid Inc	24,843	342	T Rowe Price Group Inc	23,197	917

					3,423

Hotels & Motels (0.13%)
			Life & Health Insurance (0.54%)
Marriott International Inc/DE	26,493	553
			Aflac Inc	42,694	1,890
Starwood Hotels & Resorts Worldwide Inc	16,739	377
			Lincoln National Corp	23,025	397
Wyndham Worldwide Corp	15,911	131

			Prudential Financial Inc	38,282	1,148

		1,061	Torchmark Corp	7,820	327

Human Resources (0.05%)			Unum Group	30,975	488

Monster Worldwide Inc (a)	11,115	158			4,250

Robert Half International Inc	13,978	264

			Linen Supply & Related Items (0.04%)

		422	Cintas Corp	11,850	281

Independent Power Producer (0.02%)
Dynegy Inc (a)	45,324	165	Machinery - Construction & Mining (0.28%)
			Caterpillar Inc	54,573	2,083
Industrial Automation & Robots (0.05%)			Terex Corp (a)	8,714	145

Rockwell Automation Inc/DE	13,053	361			2,228

Industrial Gases (0.37%)			Machinery - Farm (0.19%)
Air Products & Chemicals Inc	18,992	1,104	Deere & Co	38,282	1,476
Praxair Inc	28,239	1,840

			Machinery - General Industry (0.01%)

		2,944	Manitowoc Co Inc/The	11,680	115

Instruments - Scientific (0.33%)
Applied Biosystems Inc	15,197	469	Machinery - Pumps (0.04%)
PerkinElmer Inc	10,714	192	Flowserve Corp	5,144	293
Thermo Fisher Scientific Inc (a)	37,566	1,525
Waters Corp (a)	8,874	389	Medical - Biomedical/Gene (1.92%)

		2,575	Amgen Inc (a)	94,856	5,681

			Biogen Idec Inc (a)	26,022	1,107
Insurance Brokers (0.30%)			Celgene Corp (a)	40,782	2,621
Aon Corp	24,894	1,053	Genzyme Corp (a)	24,085	1,755
Marsh & McLennan Cos Inc	45,983	1,348	Gilead Sciences Inc (a)	82,473	3,781

		2,401	Millipore Corp (a)	4,948	257

Internet Infrastructure Software (0.03%)					15,202

Akamai Technologies Inc (a)	15,162	218	Medical - Drugs (4.91%)
			Abbott Laboratories	138,204	7,622
Internet Security (0.17%)
Symantec Corp (a)	75,227	947	Allergan Inc/United States	27,569	1,094
VeriSign Inc (a)	17,322	367	Bristol-Myers Squibb Co	177,478	3,647

		1,314	Eli Lilly & Co	89,699	3,033

			Forest Laboratories Inc (a)	27,332	635
Investment Companies (0.03%)			King Pharmaceuticals Inc (a)	22,098	194
American Capital Ltd	18,559	261	Merck & Co Inc/NJ	192,078	5,945
			Pfizer Inc	604,348	10,703
Investment Management & Advisory Services (0.43%)			Schering-Plough Corp	145,739	2,112
Ameriprise Financial Inc	19,449	420
			Wyeth	119,546	3,847

Federated Investors Inc	7,878	191
					38,832

Franklin Resources Inc	13,651	928
Invesco Ltd	34,674	517

See accompanying notes		384

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Generic Drugs (0.14%)			Metal Processors & Fabrication (0.10%)
Barr Pharmaceuticals Inc (a)	9,757 $	627	Precision Castparts Corp	12,493 $	810
Mylan Inc/PA (a)	27,298	234
Watson Pharmaceuticals Inc (a)	9,366	245	Motorcycle/Motor Scooter (0.07%)

		1,106	Harley-Davidson Inc	21,097	516

Medical - HMO (0.82%)			Multi-Line Insurance (0.82%)
Aetna Inc	42,280	1,052	Allstate Corp/The	48,548	1,281
Cigna Corp	24,642	402	American International Group Inc	241,061	461
Coventry Health Care Inc (a)	13,279	175	Assurant Inc	10,632	271
Humana Inc (a)	15,142	448	Cincinnati Financial Corp	14,558	378
UnitedHealth Group Inc	109,165	2,590	Genworth Financial Inc	38,826	188
WellPoint Inc (a)	45,842	1,782	Hartford Financial Services Group Inc	27,012	279

		6,449	Loews Corp	32,463	1,078

Medical - Hospitals (0.02%)			MetLife Inc	68,287	2,269
Tenet Healthcare Corp (a)	37,190	163	XL Capital Ltd	27,977	271

					6,476

Medical - Wholesale Drug Distribution (0.21%)			Multimedia (1.49%)
AmerisourceBergen Corp	14,206	444	McGraw-Hill Cos Inc/The	28,474	764
Cardinal Health Inc	32,199	1,230	Meredith Corp	3,245	63

		1,674	News Corp	205,839	2,190

Medical Information Systems (0.03%)			Time Warner Inc	321,209	3,241
IMS Health Inc	16,305	234	Viacom Inc (a)	55,667	1,126
			Walt Disney Co/The	168,226	4,357

Medical Instruments (0.89%)					11,741

Boston Scientific Corp (a)	134,536	1,215
Intuitive Surgical Inc (a)	3,482	602	Networking Products (1.31%)
Medtronic Inc	101,155	4,079	Cisco Systems Inc (a)	529,590	9,411
St Jude Medical Inc (a)	30,643	1,165	Juniper Networks Inc (a)	48,730	913

		7,061			10,324

Medical Laboratory & Testing Service (0.16%)			Non-Ferrous Metals (0.01%)
Laboratory Corp of America Holdings (a)	9,969	613	Titanium Metals Corp	7,629	71
Quest Diagnostics Inc	14,170	663

			Non-Hazardous Waste Disposal (0.21%)
		1,276	Allied Waste Industries Inc (a)	30,381	317

Medical Products (3.20%)			Waste Management Inc	43,971	1,373

Baxter International Inc	56,271	3,404			1,690

Becton Dickinson & Co	21,837	1,515
			Office Automation & Equipment (0.14%)
Covidien Ltd	44,988	1,992	Pitney Bowes Inc	18,628	462
Hospira Inc (a)	14,295	398	Xerox Corp	78,198	627

Johnson & Johnson	250,534	15,368			1,089

Stryker Corp	22,179	1,186
Varian Medical Systems Inc (a)	11,193	509	Office Supplies & Forms (0.04%)
Zimmer Holdings Inc (a)	20,193	938	Avery Dennison Corp	9,547	334

		25,310

			Oil - Field Services (1.28%)
Metal - Aluminum (0.11%)			Baker Hughes Inc	27,634	966
Alcoa Inc	72,923	839	BJ Services Co	26,371	339
			Halliburton Co	78,614	1,556
Metal - Diversified (0.13%)			Schlumberger Ltd	107,547	5,555
Freeport-McMoRan Copper & Gold Inc	34,423	1,002	Smith International Inc	19,364	667

See accompanying notes

385

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Pharmacy Services (continued)
Weatherford International Ltd (a)	61,022 $	1,030	Medco Health Solutions Inc (a)	45,337 $	1,721

		10,113			3,061

Oil & Gas Drilling (0.53%)			Photo Equipment & Supplies (0.03%)
ENSCO International Inc	12,848	488	Eastman Kodak Co	25,837	237
Nabors Industries Ltd (a)	25,117	361
Noble Corp	24,128	777	Pipelines (0.35%)
Rowan Cos Inc	10,131	184	El Paso Corp	62,865	610
Transocean Inc	28,602	2,355	Spectra Energy Corp	55,122	1,066

		4,165	Williams Cos Inc	51,664	1,083

					2,759

Oil Company - Exploration & Production (2.46%)
Anadarko Petroleum Corp	42,000	1,483	Printing - Commercial (0.04%)
Apache Corp	29,984	2,469	RR Donnelley & Sons Co	18,827	312
Cabot Oil & Gas Corp	9,266	260
			Property & Casualty Insurance (0.61%)
Chesapeake Energy Corp	46,731	1,027
			Chubb Corp	32,325	1,675
Devon Energy Corp	39,609	3,203
			Progressive Corp/The	60,565	864
EOG Resources Inc	22,306	1,805
			Travelers Cos Inc/The	52,967	2,254

Noble Energy Inc	15,483	802
					4,793

Occidental Petroleum Corp	73,253	4,068
Pioneer Natural Resources Co	10,728	298	Publicly Traded Investment Fund (0.05%)
Questar Corp	15,544	536	iShares S&P 500 Index Fund/US	4,061	395
Range Resources Corp	13,905	587
Southwestern Energy Co (a)	30,767	1,096	Publishing - Newspapers (0.07%)
			Gannett Co Inc	20,451	225
XTO Energy Inc	49,248	1,770

			New York Times Co/The	10,441	105
		19,404

			Washington Post Co/The	537	229

Oil Company - Integrated (7.54%)					559

Chevron Corp	184,189	13,740
ConocoPhillips	136,254	7,088	Quarrying (0.07%)
			Vulcan Materials Co	9,847	534
Exxon Mobil Corp	465,656	34,514
Hess Corp	25,375	1,528	Real Estate Management & Services (0.01%)
Marathon Oil Corp	63,254	1,841	CB Richard Ellis Group Inc (a)	15,420	108
Murphy Oil Corp	17,073	865

		59,576	Regional Banks (2.90%)

Oil Field Machinery & Equipment (0.20%)			Capital One Financial Corp	33,686	1,318
Cameron International Corp (a)	19,516	474	Comerica Inc	13,488	372
National Oilwell Varco Inc (a)	37,419	1,118	Fifth Third Bancorp	51,777	562

		1,592	Huntington Bancshares Inc/OH	32,826	310

			Keycorp	44,347	542
Oil Refining & Marketing (0.18%)			National City Corp	187,639	506
Sunoco Inc	10,477	319	PNC Financial Services Group Inc	31,064	2,071
Tesoro Corp	12,363	120	SunTrust Banks Inc	31,709	1,273
Valero Energy Corp	46,903	965	US Bancorp	156,180	4,656

		1,404	Wachovia Corp	193,547	1,241

Paper & Related Products (0.11%)			Wells Fargo & Co	296,657	10,101

International Paper Co	38,331	660			22,952

MeadWestvaco Corp	15,314	215	REITS - Apartments (0.18%)

		875	Apartment Investment & Management Co	7,676	112

Pharmacy Services (0.39%)			AvalonBay Communities Inc	6,907	491
Express Scripts Inc (a)	22,111	1,340

See accompanying notes

386

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Apartments (continued)			Retail - Computer Equipment (0.05%)
Equity Residential	24,289 $	848	GameStop Corp (a)	14,645 $	401

		1,451

			Retail - Consumer Electronics (0.12%)
REITS - Diversified (0.11%)			Best Buy Co Inc	30,283	812
Vornado Realty Trust	12,279	866	RadioShack Corp	11,757	149

REITS - Healthcare (0.09%)					961

HCP Inc	22,560	675	Retail - Discount (2.11%)
			Big Lots Inc (a)	7,354	180
REITS - Hotels (0.06%)			Costco Wholesale Corp	38,979	2,222
Host Hotels & Resorts Inc	46,572	482	Family Dollar Stores Inc	12,524	337
			Target Corp	67,657	2,714
REITS - Office Property (0.10%)
			Wal-Mart Stores Inc	201,034	11,220

Boston Properties Inc	10,741	761
					16,673

REITS - Regional Malls (0.18%)			Retail - Drug Store (0.79%)
General Growth Properties Inc	20,400	85	CVS/Caremark Corp	128,668	3,944
Simon Property Group Inc	20,176	1,352	Walgreen Co	88,746	2,259

		1,437			6,203

REITS - Shopping Centers (0.08%)			Retail - Jewelry (0.04%)
Developers Diversified Realty Corp	10,783	142	Tiffany & Co	11,118	305
Kimco Realty Corp	20,358	460

		602	Retail - Major Department Store (0.22%)

			JC Penney Co Inc	19,910	476
REITS - Storage (0.12%)
			Sears Holdings Corp (a)	5,100	295
Public Storage	11,227	915
			TJX Cos Inc	37,601	1,006

REITS - Warehouse & Industrial (0.04%)					1,777

Prologis	23,531	329	Retail - Office Supplies (0.17%)
			Office Depot Inc (a)	24,654	89
Retail - Apparel & Shoe (0.18%)			Staples Inc	63,747	1,238

Abercrombie & Fitch Co	7,803	226			1,327

Gap Inc/The	42,095	545
Liz Claiborne Inc	8,497	69	Retail - Regional Department Store (0.18%)
Ltd Brands Inc	25,585	306	Kohl's Corp (a)	27,304	959
Nordstrom Inc	14,298	259	Macy's Inc	37,703	464

		1,405			1,423

Retail - Auto Parts (0.06%)			Retail - Restaurants (1.04%)
Autozone Inc (a)	3,745	477	Darden Restaurants Inc	12,591	279
			McDonald's Corp	100,830	5,841
Retail - Automobile (0.01%)			Starbucks Corp (a)	65,500	860
AutoNation Inc (a)	9,661	66	Yum! Brands Inc	42,022	1,219

					8,199

Retail - Bedding (0.08%)
Bed Bath & Beyond Inc (a)	23,347	602	Rubber - Tires (0.02%)
			Goodyear Tire & Rubber Co/The (a)	21,619	193
Retail - Building Products (0.82%)
Home Depot Inc	152,272	3,592	Savings & Loans - Thrifts (0.13%)
			Hudson City Bancorp Inc	46,590	877
Lowe's Cos Inc	131,402	2,852

			Sovereign Bancorp Inc	48,722	141

		6,444

					1,018

See accompanying notes

387

Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (0.08%)			Tobacco (continued)
Apollo Group Inc (a)	9,521 $	662	Reynolds American Inc	15,240 $	746
			UST Inc	13,228	894

Semiconductor Component - Integrated Circuits (0.13%)					14,244

Analog Devices Inc	26,039	556
Linear Technology Corp	19,860	451	Tools - Hand Held (0.09%)

		1,007	Black & Decker Corp	5,376	272

			Snap-On Inc	5,149	190
Semiconductor Equipment (0.27%)			Stanley Works/The	7,045	231

Applied Materials Inc	120,283	1,553			693

Kla-Tencor Corp	15,530	361
Novellus Systems Inc (a)	8,889	141	Toys (0.10%)
Teradyne Inc (a)	15,139	77	Hasbro Inc	11,257	327

		2,132	Mattel Inc	32,322	486

					813

Steel - Producers (0.21%)
AK Steel Holding Corp	10,059	140	Transport - Rail (1.14%)
Nucor Corp	28,382	1,150	Burlington Northern Santa Fe Corp	25,319	2,255
United States Steel Corp	10,533	388	CSX Corp	36,546	1,671

		1,678	Norfolk Southern Corp	33,638	2,016

			Union Pacific Corp	45,648	3,048

Steel - Specialty (0.03%)					8,990

Allegheny Technologies Inc	8,991	239
			Transport - Services (1.04%)
Telecommunication Equipment (0.07%)			CH Robinson Worldwide Inc	15,242	789
Harris Corp	12,031	433	Expeditors International of Washington Inc	19,101	624
Tellabs Inc (a)	35,643	151	FedEx Corp	27,899	1,824

		584	Ryder System Inc	5,061	201

			United Parcel Service Inc	90,384	4,770

Telecommunication Equipment - Fiber Optics (0.22%)
					8,208

Ciena Corp (a)	8,097	78
Corning Inc	141,464	1,532	Web Portals (1.18%)
JDS Uniphase Corp (a)	19,220	105	Google Inc (a)	21,425	7,699

		1,715	Yahoo! Inc (a)	124,240	1,593

					9,292

Telecommunication Services (0.05%)
Embarq Corp	12,776	383	Wireless Equipment (0.99%)
			American Tower Corp (a)	35,318	1,141
Telephone - Integrated (2.99%)			Motorola Inc	203,097	1,090
AT&T Inc	528,323	14,143	Qualcomm Inc	147,116	5,629

CenturyTel Inc	9,176	230			7,860

Frontier Communications Corp	28,326	216
			TOTAL COMMON STOCKS	$ 760,705
Qwest Communications International Inc	133,072	381

Sprint Nextel Corp	255,886	801		Principal
Verizon Communications Inc	255,307	7,575		Amount	Value

Windstream Corp	39,412	296		(000's)	(000's)

		23,642	REPURCHASE AGREEMENTS (3.58%)

			Money Center Banks (3.58%)
Television (0.07%)			Investment in Joint Trading Account; Bank
CBS Corp	60,957	592	of America Repurchase Agreement; 0.15%;
			dated 10/31/2008 maturing 11/03/2008
Tobacco (1.80%)			(collateralized by Sovereign Agency
Altria Group Inc	184,660	3,544	Issues; $14,563,000; 2.75% - 5.38%; dated
Lorillard Inc	15,593	1,027	11/28/08 - 02/13/17)	$ 14,138 $	14,139
Philip Morris International Inc	184,793	8,033

See accompanying notes

388

Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2008

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $14,563,000; 2.63% -
4.63%; dated 09/09/09 - 06/12/15)	$ 14,138 $	14,138

28,277

TOTAL REPURCHASE AGREEMENTS	$ 28,277

Total Investments	$ 788,982
Other Assets in Excess of Liabilities, Net - 0.14%		1,111

TOTAL NET ASSETS - 100.00%	$ 790,093

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,073 or 0.64% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 93,431
Unrealized Depreciation	(267,927)

Net Unrealized Appreciation (Depreciation)	(174,496)
Cost for federal income tax purposes	963,478
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	23.93%
Financial	17.71%
Energy	12.73%
Industrial	10.85%
Technology	10.35%
Communications	9.88%
Consumer, Cyclical	7.67%
Utilities	3.61%
Basic Materials	3.03%
Diversified	0.05%
Exchange Traded Funds	0.05%
Other Assets in Excess of Liabilities, Net	0.14%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.52%

See accompanying notes

389

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2008	Buy	115	$ 27,048	$ 27,810	$ 762
All dollar amounts are shown in thousands (000's)

See accompanying notes

390

Schedule of Investments
LargeCap Value Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.09%)			COMMON STOCKS (continued)
Aerospace & Defense (1.62%)			Cosmetics & Toiletries (2.11%)
General Dynamics Corp	98,766 $	5,958	Procter & Gamble Co	203,620 $	13,142
Raytheon Co	80,106	4,094

		10,052	Diversified Banking Institutions (7.31%)

			Bank of America Corp	542,715	13,117
Aerospace & Defense Equipment (0.88%)			Citigroup Inc	532,634	7,270
United Technologies Corp	99,944	5,493	Goldman Sachs Group Inc/The	42,580	3,939
Agricultural Chemicals (0.32%)			JP Morgan Chase & Co	512,764	21,152

Intrepid Potash Inc (a)	92,074	2,002			45,478

			Diversified Manufacturing Operations (3.63%)
Apparel Manufacturers (0.31%)			General Electric Co	1,158,107	22,595
VF Corp	34,876	1,922
			Electric - Integrated (4.80%)
Beverages - Non-Alcoholic (1.47%)			American Electric Power Co Inc	156,844	5,118
Coca-Cola Co/The	138,210	6,090	FPL Group Inc	101,555	4,797
Pepsi Bottling Group Inc	132,675	3,067	Hawaiian Electric Industries Inc	106,406	2,833

		9,157	OGE Energy Corp	111,653	3,048

Cable TV (0.44%)			Progress Energy Inc	113,215	4,457
Comcast Corp - Class A	174,726	2,754	SCANA Corp	88,003	2,896
			Southern Co	195,724	6,721

Chemicals - Diversified (0.63%)					29,870

EI Du Pont de Nemours & Co	27,653	885
FMC Corp	69,738	3,036	Electronic Components - Semiconductors (0.23%)

			QLogic Corp (a)	116,908	1,405
		3,921

Chemicals - Specialty (0.26%)			Engineering - Research & Development Services (0.22%)
Lubrizol Corp	42,896	1,612	Jacobs Engineering Group Inc (a)	37,821	1,378

Commercial Banks (2.28%)			Enterprise Software & Services (0.52%)
Bancorpsouth Inc	119,644	2,904	CA Inc	180,669	3,216
Bank of Hawaii Corp	43,703	2,216
Commerce Bancshares Inc	71,630	3,387	Fiduciary Banks (2.31%)
Cullen/Frost Bankers Inc	53,558	2,997	Bank of New York Mellon Corp/The	236,801	7,720
Valley National Bancorp	140,582	2,671	Northern Trust Corp	42,620	2,400

		14,175	State Street Corp	97,767	4,238

					14,358

Computers (0.77%)
Hewlett-Packard Co	66,704	2,553	Finance - Other Services (0.47%)
IBM Corp	23,994	2,231	Nasdaq OMX Group, Inc (a)	90,777	2,947

		4,784

			Food - Confectionery (0.48%)
Computers - Integrated Systems (0.30%)			JM Smucker Co/The	67,021	2,986
Brocade Communications Systems Inc (a)	492,068	1,855
			Food - Miscellaneous/Diversified (2.01%)
Consumer Products - Miscellaneous (0.76%)			Corn Products International Inc	98,875	2,405
Kimberly-Clark Corp	77,479	4,749	HJ Heinz Co	91,103	3,992
			Kraft Foods Inc	71,938	2,096
Containers - Metal & Glass (0.48%)			Sara Lee Corp	360,939	4,035

Crown Holdings Inc (a)	147,600	2,979			12,528

Containers - Paper & Plastic (0.37%)			Gas - Distribution (1.54%)
Sonoco Products Co	92,018	2,317	Atmos Energy Corp	97,350	2,363
			Sempra Energy	96,057	4,091

See accompanying notes

391

Schedule of Investments
LargeCap Value Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (continued)			Medical Products (continued)
UGI Corp	132,004 $	3,151	Johnson & Johnson	325,065 $	19,940

		9,605			25,794

Health Care Cost Containment (0.42%)			Motion Pictures & Services (0.47%)
McKesson Corp	70,309	2,587	DreamWorks Animation SKG Inc (a)	103,411	2,906

Human Resources (0.37%)			Multi-Line Insurance (0.71%)
Hewitt Associates Inc (a)	83,559	2,330	American Financial Group Inc/OH	106,112	2,412
			Assurant Inc	77,991	1,987

Instruments - Scientific (0.65%)					4,399

Thermo Fisher Scientific Inc (a)	99,508	4,040
			Multimedia (1.79%)
Internet Security (0.60%)			Time Warner Inc	231,403	2,335
Symantec Corp (a)	296,191	3,726	Walt Disney Co/The	340,671	8,823

					11,158

Investment Management & Advisory Services (0.40%)			Oil & Gas Drilling (0.45%)
Ameriprise Financial Inc	115,411	2,493	Helmerich & Payne Inc	81,603	2,800

Life & Health Insurance (1.00%)			Oil Company - Exploration & Production (2.57%)
Prudential Financial Inc	7,292	219	Apache Corp	79,438	6,540
Torchmark Corp	70,329	2,937	Devon Energy Corp	81,864	6,620
Unum Group	193,325	3,045	Occidental Petroleum Corp	51,151	2,841

		6,201			16,001

Machinery - Construction & Mining (0.27%)			Oil Company - Integrated (12.03%)
Bucyrus International Inc	69,525	1,678	Chevron Corp	296,160	22,094
Machinery - Farm (0.40%)			ConocoPhillips	146,218	7,606
AGCO Corp (a)	79,444	2,504	Exxon Mobil Corp (b)	602,455	44,654
			Marathon Oil Corp	18,665	543

Machinery - Pumps (0.41%)					74,897

Flowserve Corp	44,692	2,544	Oil Field Machinery & Equipment (0.37%)
			National Oilwell Varco Inc (a)	76,489	2,286
Medical - Biomedical/Gene (2.76%)
Amgen Inc (a)	201,716	12,081	Paper & Related Products (0.86%)
Biogen Idec Inc (a)	54,376	2,314	Domtar Corp (a)	857,432	2,126
Invitrogen Corp (a)	97,225	2,799	International Paper Co	185,638	3,197

		17,194			5,323

Medical - Drugs (3.43%)			Property & Casualty Insurance (1.79%)
Eli Lilly & Co	99,633	3,369	Arch Capital Group Ltd (a)	5,439	380
Merck & Co Inc/NJ	77,996	2,414	Chubb Corp	110,884	5,746
Pfizer Inc (b)	713,891	12,643	Travelers Cos Inc/The	117,235	4,988

Wyeth	90,792	2,922			11,114

		21,348

			Radio (0.00%)
Medical - HMO (0.88%)			Citadel Broadcasting Corp (a)	3	-
Aetna Inc	103,048	2,563
Cigna Corp	141,604	2,308	Regional Banks (4.43%)
WellPoint Inc (a)	16,087	625	PNC Financial Services Group Inc	89,160	5,944

		5,496	US Bancorp	157,849	4,705

Medical Products (4.14%)			Wells Fargo & Co	497,784	16,950

Covidien Ltd	132,179	5,854			27,599

See accompanying notes

392

Schedule of Investments
LargeCap Value Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Reinsurance (1.32%)			Telephone - Integrated (continued)
PartnerRe Ltd	52,805 $	3,574	CenturyTel Inc	118,164 $	2,967
Reinsurance Group of America Inc	55,478	2,072	Verizon Communications Inc	255,106	7,569
Transatlantic Holdings Inc	59,692	2,558	Windstream Corp	267,464	2,009

		8,204			30,661

REITS - Apartments (0.32%)			Tobacco (1.49%)
AvalonBay Communities Inc	28,301	2,010	Altria Group Inc	282,578	5,423
			Reynolds American Inc	79,078	3,871

REITS - Healthcare (0.82%)					9,294

Nationwide Health Properties Inc	77,482	2,312
Ventas Inc	77,829	2,807	Tools - Hand Held (0.46%)

		5,119	Snap-On Inc	77,068	2,848

REITS - Mortgage (0.59%)			Toys (0.55%)
Annaly Capital Management Inc	263,761	3,666	Hasbro Inc	116,929	3,399

REITS - Office Property (0.94%)			Transport - Rail (0.66%)
Alexandria Real Estate Equities Inc	35,826	2,490	Norfolk Southern Corp	68,969	4,134
Boston Properties Inc	47,258	3,350

		5,840	Vitamins & Nutrition Products (0.29%)

			NBTY Inc (a)	77,850	1,819

REITS - Warehouse & Industrial (0.34%)
			TOTAL COMMON STOCKS	$ 598,008

AMB Property Corp	86,955	2,089
				Principal
Retail - Apparel & Shoe (0.77%)				Amount	Value
Gap Inc/The	229,082	2,964		(000's)	(000's)

Ltd Brands Inc	150,476	1,803	SHORT TERM INVESTMENTS (3.72%)

		4,767	Commercial Paper (3.72%)

			Investment in Joint Trading Account; HSBC
Retail - Building Products (0.38%)			Funding
Home Depot Inc	100,616	2,373	0.25%, 11/ 3/2008	$ 11,568 $	11,568
			Investment in Joint Trading Account;
Retail - Discount (1.87%)			Prudential Funding
BJ's Wholesale Club Inc (a)	70,700	2,489	0.30%, 11/ 3/2008	11,567	11,567

Dollar Tree Inc (a)	97,673	3,713			23,135

Wal-Mart Stores Inc	97,437	5,438	TOTAL SHORT TERM INVESTMENTS	$ 23,135

		11,640

			Total Investments	$ 621,143
Retail - Major Department Store (0.43%)			Other Assets in Excess of Liabilities, Net - 0.19%		1,190

TJX Cos Inc	99,783	2,670
			TOTAL NET ASSETS - 100.00%	$ 622,333

Retail - Restaurants (0.81%)
McDonald's Corp	86,496	5,011	(a) Non-Income Producing Security
			(b)	Security or a portion of the security was pledged to cover margin
Savings & Loans - Thrifts (0.72%)			requirements for futures contracts. At the end of the period, the value of
Hudson City Bancorp Inc	239,750	4,510	these securities totaled $4,367 or 0.70% of net assets.

Steel - Producers (0.20%)
United States Steel Corp	34,412	1,269

Telecommunication Services (0.48%)
Embarq Corp	99,585	2,987

Telephone - Integrated (4.93%)
AT&T Inc	676,730	18,116

See accompanying notes

393

	Schedule of Investments
	LargeCap Value Fund
	October 31, 2008
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 19,702
Unrealized Depreciation	(157,286)

Net Unrealized Appreciation (Depreciation)	(137,584)
Cost for federal income tax purposes	758,727
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	29.46%
Consumer, Non-cyclical	20.64%
Energy	15.42%
Industrial	10.05%
Communications	8.24%
Utilities	6.34%
Consumer, Cyclical	5.58%
Basic Materials	2.27%
Technology	1.81%
Other Assets in Excess of Liabilities, Net	0.19%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.23%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2008	Buy	83	$ 22,231	$ 20,072	$ (2,159)
All dollar amounts are shown in thousands (000's)

See accompanying notes

394

Schedule of Investments
LargeCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.03%)			COMMON STOCKS (continued)
Advertising Agencies (1.92%)			Electric - Integrated (continued)
Interpublic Group of Cos Inc (a)	1,483,000 $	7,697	Northeast Utilities	606,500 $	13,683
Omnicom Group Inc	321,300	9,491	Pepco Holdings Inc	472,700	9,761

		17,188			59,646

Auto - Medium & Heavy Duty Trucks (1.66%)			Electronic Components - Semiconductors (1.62%)
Paccar Inc	507,250	14,832	Intel Corp	905,600	14,490

Auto/Truck Parts & Equipment - Original (2.79%)			Fiduciary Banks (1.94%)
BorgWarner Inc	504,400	11,334	Bank of New York Mellon Corp/The	531,774	17,336
Johnson Controls Inc	771,500	13,679

		25,013	Finance - Credit Card (1.61%)

			Discover Financial Services	1,175,850	14,404
Beverages - Wine & Spirits (0.61%)
Constellation Brands Inc (a)	438,400	5,498	Gas - Distribution (1.87%)
			NiSource Inc	451,900	5,857
Building Products - Wood (0.76%)			Sempra Energy	254,600	10,843

Masco Corp	674,600	6,847			16,700

Cable TV (2.39%)			Life & Health Insurance (3.15%)
Comcast Corp - Class A	1,357,900	21,401	Aflac Inc	635,800	28,153

Coal (1.73%)			Medical - Biomedical/Gene (2.01%)
Peabody Energy Corp	449,800	15,523	Amgen Inc (a)	299,700	17,949

Commercial Banks (0.84%)			Medical - Drugs (3.64%)
City National Corp/CA	140,200	7,505	Cephalon Inc (a)	44,000	3,155
			Wyeth	915,500	29,461

Computers - Memory Devices (0.48%)					32,616

Seagate Technology	632,700	4,283
			Medical Products (3.71%)
Consumer Products - Miscellaneous (1.03%)			Covidien Ltd	337,500	14,948
Fortune Brands Inc	240,800	9,184	Johnson & Johnson	203,000	12,452
			Zimmer Holdings Inc (a)	124,300	5,771

Cruise Lines (1.76%)					33,171

Carnival Corp	544,500	13,830
			Multi-Line Insurance (3.42%)
Royal Caribbean Cruises Ltd	144,000	1,953	ACE Ltd	308,000	17,667

		15,783	Hartford Financial Services Group Inc	47,200	487

Diversified Banking Institutions (10.13%)			MetLife Inc	373,800	12,418

Bank of America Corp	438,900	10,608			30,572

Citigroup Inc	2,215,000	30,235
			Multimedia (1.28%)
Goldman Sachs Group Inc/The	60,300	5,578	News Corp	1,073,800	11,425
JP Morgan Chase & Co	750,800	30,970
Morgan Stanley	758,400	13,249	Oil - Field Services (2.74%)

		90,640	Baker Hughes Inc	388,000	13,561

Diversified Manufacturing Operations (7.63%)			Halliburton Co	552,900	10,942

General Electric Co	2,530,500	49,370			24,503

Illinois Tool Works Inc	567,900	18,962	Oil Company - Exploration & Production (0.84%)

		68,332	Ultra Petroleum Corp (a)	160,800	7,485

Electric - Integrated (6.66%)
American Electric Power Co Inc	594,000	19,382	Oil Company - Integrated (9.67%)
Exelon Corp	310,100	16,820	Chevron Corp	487,400	36,360
			Exxon Mobil Corp	400,200	29,663

See accompanying notes		395

Schedule of Investments
LargeCap Value Fund I
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Oil Company - Integrated (continued)			Money Center Banks (continued)
Marathon Oil Corp	704,200 $	20,492	Investment in Joint Trading Account;

		86,515	Morgan Stanley Repurchase Agreement;

			0.15%; dated 10/31/2008 maturing
Pharmacy Services (2.25%)			11/03/2008 (collateralized by Sovereign
Medco Health Solutions Inc (a)	529,700	20,102	Agency Issues; $4,776,000; 2.63% -
			4.63%; dated 09/09/09 - 06/12/15)	$ 4,637 $	4,637

Publicly Traded Investment Fund (1.57%)					9,274

SPDR Trust Series 1	145,000	14,056	TOTAL REPURCHASE AGREEMENTS	$ 9,274

Regional Banks (7.51%)			Total Investments	$ 895,532
Fifth Third Bancorp	1,436,000	15,581	Liabilities in Excess of Other Assets, Net - (0.06)%		(568)

SunTrust Banks Inc	511,700	20,540	TOTAL NET ASSETS - 100.00%	$ 894,964

Wells Fargo & Co	913,200	31,094

		67,215

			(a) Non-Income Producing Security
Retail - Discount (0.07%)
Costco Wholesale Corp	10,900	621	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Retail - Regional Department Store (0.69%)			of investments held by the fund as of the period end were as follows:
Macy's Inc	505,200	6,209
			Unrealized Appreciation	$ 17,680
Telephone - Integrated (4.64%)			Unrealized Depreciation		(432,047)

AT&T Inc	1,173,100	31,404	Net Unrealized Appreciation (Depreciation)		(414,367)
Sprint Nextel Corp	3,227,484	10,102	Cost for federal income tax purposes		1,309,899

		41,506	All dollar amounts are shown in thousands (000's)

Transport - Rail (1.98%)

Burlington Northern Santa Fe Corp	199,500	17,767	Portfolio Summary (unaudited)

			Sector		Percent

Transport - Services (2.43%)			Financial		29.62%
FedEx Corp	333,300	21,788	Energy		14.97%

			Consumer, Non-cyclical		13.24%
TOTAL COMMON STOCKS	$ 886,258		Industrial		12.82%

	Principal		Communications		10.23%
			Utilities		8.53%
	Amount	Value	Consumer, Cyclical		6.98%

	(000's)	(000's)	Technology		2.10%

REPURCHASE AGREEMENTS (1.03%)			Exchange Traded Funds		1.57%
Money Center Banks (1.03%)			Liabilities in Excess of Other Assets, Net		(0.06%)

Investment in Joint Trading Account; Bank			TOTAL NET ASSETS		100.00%

of America Repurchase Agreement; 0.15%;
dated 10/31/2008 maturing 11/03/2008
(collateralized by Sovereign Agency
Issues; $4,776,000; 2.75% - 5.38%; dated
11/28/08 - 02/13/17)	$ 4,637 $	4,637

See accompanying notes

396

Schedule of Investments
LargeCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.72%)			COMMON STOCKS (continued)
Aerospace & Defense (1.11%)			Enterprise Software & Services (0.55%)
Northrop Grumman Corp	28,200 $	1,322	Oracle Corp (a)	35,600 $	651

Apparel Manufacturers (0.62%)			Fiduciary Banks (1.05%)
VF Corp	13,300	733	Bank of New York Mellon Corp/The	38,100	1,242

Applications Software (1.28%)			Finance - Credit Card (0.32%)
Microsoft Corp	67,900	1,516	Discover Financial Services	30,800	377

Beverages - Non-Alcoholic (2.06%)			Finance - Investment Banker & Broker (0.69%)
Coca-Cola Co/The	37,800	1,666	Merrill Lynch & Co Inc	43,900	816
Pepsi Bottling Group Inc	33,800	781

		2,447	Financial Guarantee Insurance (0.11%)

			MGIC Investment Corp	32,900	128
Chemicals - Diversified (1.99%)
EI Du Pont de Nemours & Co	40,100	1,283	Food - Miscellaneous/Diversified (0.74%)
PPG Industries Inc	21,700	1,076	Unilever NV	36,500	878

		2,359

Commercial Services - Finance (0.75%)			Food - Retail (0.82%)
H&R Block Inc	45,100	889	Kroger Co/The	35,300	969

Computers (2.02%)			Forestry (0.62%)
Hewlett-Packard Co	31,200	1,195	Weyerhaeuser Co	19,400	741
IBM Corp	12,900	1,199	Home Decoration Products (0.66%)

		2,394	Newell Rubbermaid Inc	57,200	787

Data Processing & Management (0.33%)
Fiserv Inc (a)	11,900	397	Human Resources (0.12%)
			Robert Half International Inc	7,700	145
Diversified Banking Institutions (10.24%)
Bank of America Corp	129,600	3,132	Independent Power Producer (0.28%)
Citigroup Inc	210,100	2,868	NRG Energy Inc (a)	14,500	337
Goldman Sachs Group Inc/The	10,900	1,008
			Investment Management & Advisory Services (0.18%)
JP Morgan Chase & Co	104,000	4,290
			Legg Mason Inc	9,800	217
Morgan Stanley	49,200	860

		12,158	Life & Health Insurance (0.54%)

Diversified Manufacturing Operations (6.72%)			Torchmark Corp	15,300	639
Dover Corp	22,800	724
General Electric Co (b)	286,190	5,583	Machinery - Construction & Mining (0.64%)
Ingersoll-Rand Co Ltd	35,100	648	Caterpillar Inc	19,800	756
Parker Hannifin Corp	14,700	570	Medical - Biomedical/Gene (1.15%)
Tyco International Ltd	18,000	455	Amgen Inc (a)	22,800	1,366

		7,980

Electric - Integrated (2.60%)			Medical - Drugs (7.49%)
Exelon Corp	31,600	1,714	Abbott Laboratories	20,300	1,119
PPL Corp	41,700	1,369	Eli Lilly & Co	28,700	971

		3,083	Merck & Co Inc/NJ	54,500	1,687

			Pfizer Inc	207,000	3,666
Electronic Components - Semiconductors (0.67%)			Wyeth	45,100	1,451

Intel Corp	33,100	530
					8,894

Texas Instruments Inc	13,800	270

		800

See accompanying notes

397

Schedule of Investments LargeCap Value Fund II October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Instruments (0.71%)			Property & Casualty Insurance (1.12%)
Medtronic Inc	20,900 $	843	Travelers Cos Inc/The	31,200 $	1,328

Medical Laboratory & Testing Service (0.50%)			Publishing - Newspapers (0.37%)
Quest Diagnostics Inc	12,600	590	Gannett Co Inc	40,300	443

Medical Products (3.10%)			Regional Banks (3.15%)
Johnson & Johnson	60,100	3,687	National City Corp	96,800	261
			US Bancorp	33,600	1,002
Multi-Line Insurance (1.53%)			Wells Fargo & Co	72,900	2,482

Allstate Corp/The	38,400	1,013			3,745

Hartford Financial Services Group Inc	24,900	257
Loews Corp	16,287	541	REITS - Shopping Centers (0.14%)

		1,811	Developers Diversified Realty Corp	12,800	169

Multimedia (1.96%)			Retail - Apparel & Shoe (0.41%)
Time Warner Inc	144,000	1,453	Gap Inc/The	37,400	484
Viacom Inc (a)	43,200	873

		2,326	Retail - Building Products (0.82%)

			Home Depot Inc	41,400	977
Networking Products (0.52%)
Cisco Systems Inc (a)	34,700	617	Retail - Consumer Electronics (0.60%)
			Best Buy Co Inc	26,500	710
Non-Hazardous Waste Disposal (0.67%)
Waste Management Inc	25,500	796	Retail - Discount (1.29%)
			Wal-Mart Stores Inc	27,400	1,529
Office Automation & Equipment (0.75%)
Pitney Bowes Inc	9,200	228	Retail - Drug Store (0.69%)
Xerox Corp	82,400	661	Walgreen Co	32,100	817

		889

Office Supplies & Forms (0.52%)			Retail - Office Supplies (0.70%)
Avery Dennison Corp	17,500	613	Staples Inc	43,000	835

Oil Company - Exploration & Production (1.24%)			Retail - Regional Department Store (0.62%)
Apache Corp	6,700	552	Kohl's Corp (a)	21,000	738
Devon Energy Corp	8,100	655	Retail - Restaurants (0.55%)
Occidental Petroleum Corp	4,700	261	Darden Restaurants Inc	13,400	297

		1,468	Starbucks Corp (a)	26,800	352

Oil Company - Integrated (16.97%)					649

Chevron Corp	76,900	5,737	Semiconductor Equipment (0.39%)
ConocoPhillips	62,700	3,261	Applied Materials Inc	36,200	467
Exxon Mobil Corp	108,000	8,005
Royal Dutch Shell PLC ADR	56,300	3,142	Steel - Producers (0.65%)

		20,145	Nucor Corp	19,100	774

Oil Field Machinery & Equipment (0.48%)
			Telecommunication Services (0.35%)
National Oilwell Varco Inc (a)	18,900	565
			Embarq Corp	14,000	420
Paper & Related Products (0.27%)
			Telephone - Integrated (6.66%)
International Paper Co	18,800	324
			AT&T Inc	190,300	5,094
Printing - Commercial (0.54%)			Sprint Nextel Corp	84,500	264
RR Donnelley & Sons Co	38,500	638

See accompanying notes

398

		Schedule of Investments
		LargeCap Value Fund II
		October 31, 2008

	Shares	Value
	Held	(000's)

COMMON STOCKS (continued)
Telephone - Integrated (continued)
Verizon Communications Inc	86,100 $	2,555

		7,913

Television (0.46%)
CBS Corp	56,900	553

Tobacco (1.39%)
Altria Group Inc	42,300	812
Lorillard Inc	12,800	843

		1,655

Transport - Truck (0.09%)
YRC Worldwide Inc (a)	23,500	108

Wireless Equipment (0.16%)
Motorola Inc	35,200	189

TOTAL COMMON STOCKS	$ 114,836

Total Investments	$ 114,836
Other Assets in Excess of Liabilities, Net - 3.28%		3,892

TOTAL NET ASSETS - 100.00%	$ 118,728

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin
	requirements for futures contracts. At the end of the period, the value of
	these securities totaled $976 or 0.82% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 6,743
Unrealized Depreciation		(45,335)

Net Unrealized Appreciation (Depreciation)		(38,592)
Cost for federal income tax purposes		153,428
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		19.89%
Financial		19.06%
Energy		18.68%
Communications		10.49%
Industrial		9.23%
Consumer, Cyclical		6.96%
Technology		5.99%
Basic Materials		3.54%
Utilities		2.88%
Other Assets in Excess of Liabilities, Net		3.28%

TOTAL NET ASSETS		100.00%

	Other Assets Summary (unaudited)

Asset Type		Percent

Futures		2.16%

See accompanying notes

399

Schedule of Investments
LargeCap Value Fund II
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500 eMini; December 2008	Buy	53	$ 2,811	$ 2,564	$ (247)
All dollar amounts are shown in thousands (000's)

See accompanying notes

400

Schedule of Investments
LargeCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.36%)			COMMON STOCKS (continued)
Aerospace & Defense (0.60%)			Computers - Memory Devices (1.22%)
Lockheed Martin Corp	106,200 $	9,032	EMC Corp/Massachusetts (a)	1,702,000 $	20,050
Northrop Grumman Corp	47,800	2,242	Western Digital Corp (a)	166,800	2,752

		11,274			22,802

Aerospace & Defense Equipment (1.11%)			Computers - Peripheral Equipment (0.23%)
United Technologies Corp	376,600	20,698	Lexmark International Inc (a)	167,800	4,334

Apparel Manufacturers (0.28%)			Containers - Metal & Glass (0.72%)
Jones Apparel Group Inc	474,200	5,268	Ball Corp	201,000	6,874
			Owens-Illinois Inc (a)	286,700	6,560

Applications Software (0.52%)					13,434

Microsoft Corp	433,200	9,673
			Containers - Paper & Plastic (0.03%)
Athletic Footwear (1.06%)			Smurfit-Stone Container Corp (a)	361,000	487
Nike Inc	341,700	19,692
			Cosmetics & Toiletries (2.93%)
Auto/Truck Parts & Equipment - Original (0.41%)			Colgate-Palmolive Co	288,900	18,132
Autoliv Inc	170,800	3,648	Procter & Gamble Co	565,900	36,523

Magna International Inc	115,400	3,902			54,655

		7,550	Distribution & Wholesale (0.32%)

Beverages - Non-Alcoholic (0.72%)			Ingram Micro Inc (a)	284,600	3,794
Coca-Cola Co/The	63,900	2,815	Tech Data Corp (a)	102,800	2,205

Coca-Cola Enterprises Inc	490,200	4,927			5,999

Pepsi Bottling Group Inc	247,000	5,711	Diversified Banking Institutions (9.63%)

		13,453	Bank of America Corp	2,235,900	54,042

Brewery (0.34%)			Citigroup Inc	2,471,400	33,735
Molson Coors Brewing Co	167,000	6,239	Deutsche Bank AG	73,400	2,788
			Goldman Sachs Group Inc/The	121,500	11,239
Building - Residential & Commercial (0.29%)			JP Morgan Chase & Co	1,683,600	69,448
Centex Corp	187,300	2,294	Morgan Stanley	473,400	8,270

KB Home	190,500	3,180			179,522

		5,474	Diversified Manufacturing Operations (3.30%)

Chemicals - Diversified (1.09%)			3M Co	69,400	4,462
Dow Chemical Co/The	306,900	8,185	General Electric Co	2,060,000	40,191
EI Du Pont de Nemours & Co	378,700	12,118	ITT Corp	285,300	12,696

		20,303	Tyco International Ltd	166,050	4,198

Chemicals - Specialty (0.56%)					61,547

Ashland Inc	136,100	3,075	Electric - Integrated (3.29%)
Eastman Chemical Co	132,900	5,368	Dominion Resources Inc/VA (b)	645,700	23,426
Lubrizol Corp	53,200	1,999	Exelon Corp	338,000	18,333

		10,442	PG&E Corp	529,200	19,406

Commercial Services - Finance (0.97%)			Wisconsin Energy Corp	4,800	209

Automatic Data Processing Inc	519,500	18,156			61,374

			Electric Products - Miscellaneous (0.49%)
Computer Services (1.05%)			Emerson Electric Co	277,200	9,073
Accenture Ltd	591,900	19,562
			Electronic Components - Miscellaneous (0.19%)
Computers (0.99%)			Flextronics International Ltd (a)	690,269	2,885
IBM Corp	199,300	18,529	Sanmina-SCI Corp (a)	813,200	610
See accompanying notes

401

Schedule of Investments
LargeCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous			Machinery - Construction & Mining (0.11%)
(continued)			Caterpillar Inc	52,100 $	1,989
Vishay Intertechnology Inc (a)	22,100 $	95

		3,590	Medical - Biomedical/Gene (0.18%)

Electronic Components - Semiconductors (0.25%)			Amgen Inc (a)	56,400	3,378
Nvidia Corp (a)	539,500	4,726
			Medical - Drugs (4.63%)
Electronic Parts Distribution (0.38%)			Merck & Co Inc/NJ	563,600	17,443
Arrow Electronics Inc (a)	226,700	3,956	Pfizer Inc	2,209,600	39,132
Avnet Inc (a)	182,200	3,050	Sanofi-Aventis SA ADR	215,100	6,802

		7,006	Wyeth	713,200	22,951

					86,328

Enterprise Software & Services (1.04%)
Oracle Corp (a)	1,062,600	19,435	Medical - Wholesale Drug Distribution (0.40%)
			AmerisourceBergen Corp	65,700	2,054
Fiduciary Banks (0.96%)			Cardinal Health Inc	142,400	5,440

State Street Corp	414,800	17,982			7,494

Finance - Credit Card (0.50%)			Medical Products (3.68%)
Discover Financial Services	758,800	9,295	Covidien Ltd	417,400	18,487
			Johnson & Johnson	675,100	41,410
Food - Canned (0.10%)			Zimmer Holdings Inc (a)	188,300	8,743

Del Monte Foods Co	294,200	1,856			68,640

			Metal - Aluminum (0.26%)
Food - Meat Products (0.21%)			Alcoa Inc	426,100	4,904
Tyson Foods Inc	456,300	3,988
			Metal - Diversified (0.47%)
Food - Miscellaneous/Diversified (1.58%)			Freeport-McMoRan Copper & Gold Inc	298,195	8,677
ConAgra Foods Inc	409,800	7,139
General Mills Inc	274,200	18,574	Multi-Line Insurance (4.68%)
Kraft Foods Inc	130,100	3,791	ACE Ltd	578,600	33,189

		29,504	Allstate Corp/The	349,400	9,221

Food - Retail (1.29%)			American International Group Inc	878,000	1,677
Kroger Co/The	437,600	12,017	Genworth Financial Inc	475,800	2,303
Safeway Inc	326,300	6,940	Hartford Financial Services Group Inc	200,100	2,065
SUPERVALU Inc	357,100	5,085	MetLife Inc	985,800	32,748

		24,042	Old Republic International Corp	478,200	4,404

			XL Capital Ltd	169,300	1,642

Health Care Cost Containment (0.38%)
McKesson Corp	190,800	7,020			87,249

			Multimedia (1.89%)
Independent Power Producer (0.14%)			Time Warner Inc	1,174,600	11,852
Reliant Energy Inc (a)	511,570	2,686	Viacom Inc (a)	122,300	2,473
			Walt Disney Co/The	805,200	20,854

Investment Management & Advisory Services (0.48%)					35,179

Franklin Resources Inc	132,400	9,003
			Networking Products (0.92%)
Leisure & Recreation Products (0.04%)			Cisco Systems Inc (a)	969,000	17,219
Brunswick Corp/DE	214,600	745
			Non-Hazardous Waste Disposal (0.40%)
Life & Health Insurance (0.42%)			Allied Waste Industries Inc (a)	710,800	7,407
Unum Group	496,300	7,817

See accompanying notes

402

Schedule of Investments
LargeCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (0.54%)			Retail - Building Products (0.62%)
Transocean Inc	122,900 $	10,118	Home Depot Inc	489,700 $	11,552

Oil Company - Exploration & Production (4.64%)			Retail - Discount (1.15%)
Anadarko Petroleum Corp	274,800	9,701	Family Dollar Stores Inc	255,600	6,878
Apache Corp	278,600	22,937	Wal-Mart Stores Inc	260,800	14,555

Devon Energy Corp	337,600	27,298			21,433

Occidental Petroleum Corp	479,800	26,648	Retail - Drug Store (1.09%)

		86,584	CVS/Caremark Corp	663,000	20,321

Oil Company - Integrated (11.59%)
BP PLC ADR	284,300	14,130	Retail - Regional Department Store (0.29%)
Chevron Corp	638,500	47,632	Macy's Inc	442,900	5,443
ConocoPhillips	867,600	45,133
			Retail - Restaurants (0.49%)
Exxon Mobil Corp	1,158,500	85,868
			McDonald's Corp	157,900	9,147
Murphy Oil Corp	183,400	9,287
Royal Dutch Shell PLC ADR	117,600	6,563	Steel - Producers (0.20%)
Total SA ADR	134,500	7,457	ArcelorMittal	142,500	3,741

		216,070

Oil Refining & Marketing (0.37%)			Taiwan, Province Of China (0.21%)
Sunoco Inc	80,900	2,468	AU Optronics Corp ADR	562,600	3,882
Valero Energy Corp	219,100	4,509	Telecommunication Equipment (0.16%)

		6,977	Vodafone Group PLC ADR	151,700	2,923

Property & Casualty Insurance (1.59%)
Chubb Corp	195,700	10,141	Telephone - Integrated (5.47%)
Fidelity National Financial Inc	412,000	3,712	AT&T Inc	2,455,100	65,723
Travelers Cos Inc/The	369,291	15,714	Sprint Nextel Corp	1,528,900	4,785

		29,567	Verizon Communications Inc	1,058,400	31,403

					101,911

Publishing - Newspapers (0.19%)
Gannett Co Inc	318,000	3,498	Television (0.25%)
			CBS Corp	471,200	4,575
Regional Banks (3.82%)
Fifth Third Bancorp	157,000	1,703	Tobacco (2.70%)
Keycorp	193,500	2,367	Altria Group Inc	563,400	10,812
PNC Financial Services Group Inc	308,400	20,561	Philip Morris International Inc	690,200	30,003
SunTrust Banks Inc	107,800	4,327	Reynolds American Inc	195,800	9,586

US Bancorp	200,700	5,983			50,401

Wells Fargo & Co	1,062,900	36,192	Tools - Hand Held (0.32%)

		71,133	Black & Decker Corp	118,600	6,004

Reinsurance (0.87%)
Berkshire Hathaway Inc - Class B (a)	2,368	9,093	Wireless Equipment (0.68%)
			Motorola Inc	592,700	3,183
PartnerRe Ltd	22,000	1,489
			Nokia OYJ ADR	344,100	5,223
RenaissanceRe Holdings Ltd	121,700	5,586

			Telefonaktiebolaget LM Ericsson ADR	606,800	4,290

		16,168

					12,696

Retail - Apparel & Shoe (0.39%)
Gap Inc/The	558,300	7,224	TOTAL COMMON STOCKS	$ 1,778,134

Ltd Brands Inc	5,600	67

		7,291

See accompanying notes

403

Schedule of Investments LargeCap Value Fund III

October 31, 2008

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (3.05%)
Commercial Paper (3.05%)
Investment in Joint Trading Account; HSBC
Funding
0.25%, 11/ 3/2008	$ 28,486 $	28,486
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	28,486	28,486

		56,972

TOTAL SHORT TERM INVESTMENTS		$ 56,972

MONEY MARKET FUNDS (0.06%)
Money Center Banks (0.06%)
BNP Paribas Securities Corporation
Repurchase Agreement; 0.20% dated
10/31/08 maturing 11/03/08 (collateralized
by U.S. Government Agency Issues;
$1,094,000; 0.00% - 6.25%; dated
12/23/08 - 07/13/37) (c)	$ 1,085 $	1,085

TOTAL MONEY MARKET FUNDS		$ 1,085

Total Investments		$ 1,836,191
Other Assets in Excess of Liabilities, Net - 1.53%		28,497

TOTAL NET ASSETS - 100.00%		$ 1,864,688

(a) Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 88,964
Unrealized Depreciation		(728,927)

Net Unrealized Appreciation (Depreciation)		(639,963)
Cost for federal income tax purposes		2,476,154
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Financial		26.05%
Consumer, Non-cyclical		19.85%
Energy		17.15%
Communications		9.55%
Industrial		7.85%
Consumer, Cyclical		6.70%
Technology		5.31%
Utilities		3.43%
Basic Materials		2.58%
Other Assets in Excess of Liabilities, Net		1.53%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		2.68%

See accompanying notes

404

Schedule of Investments
LargeCap Value Fund III
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2008	Buy	207	$ 46,754	$ 50,057	$ 3,303
All dollar amounts are shown in thousands (000's)

See accompanying notes

405

Schedule of Investments
MidCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (91.80%)			COMMON STOCKS (continued)
Advertising Sales (0.43%)			Diversified Operations (1.21%)
Lamar Advertising Co (a)	166,612 $	2,527	Onex Corp (a)	413,768 $	7,095

Aerospace & Defense Equipment (1.69%)			E-Commerce - Services (0.29%)
Alliant Techsystems Inc (a)	119,846	9,875	Liberty Media Corp - Interactive (a)	343,200	1,675

Applications Software (0.55%)			Electric - Generation (0.94%)
Intuit Inc (a)	127,880	3,205	AES Corp/The (a)	688,915	5,491

Belgium (0.19%)			Electric - Integrated (4.79%)
RHJ International (a)	209,761	1,119	Allegheny Energy Inc	260,392	7,851
			Ameren Corp	122,688	3,981
Broadcasting Services & Programming (4.11%)			Constellation Energy Group Inc	540,442	13,084
Discovery Communications Inc - A Shares (a)	407,790	5,562	SCANA Corp	95,556	3,145

Discovery Communications Inc - C Shares (a)	407,790	5,432			28,061

Liberty Global Inc - A Shares (a)	265,070	4,371
Liberty Global Inc - B Shares (a)	338,909	5,477	Electric - Transmission (0.07%)
Liberty Media Corp - Capital Series A (a)	471,929	3,214	Brookfield Infrastructure Partners LP	27,148	407

		24,056	Electronic Components - Miscellaneous (0.78%)

Building & Construction Products -			Gentex Corp	473,298	4,539
Miscellaneous (0.11%)
USG Corp (a)	41,749	619	Electronic Components - Semiconductors (0.07%)
			Microchip Technology Inc	17,901	441
Cable TV (1.67%)
DISH Network Corp (a)	622,458	9,797	Energy - Alternate Sources (2.98%)
			Covanta Holding Corp (a)	809,109	17,444
Casino Services (0.04%)
International Game Technology	15,277	214	Food - Wholesale & Distribution (1.42%)
			Sysco Corp	317,855	8,328
Commercial Services (2.61%)
Iron Mountain Inc (a)	628,498	15,260	Forestry (1.18%)
			Weyerhaeuser Co	180,399	6,895
Commercial Services - Finance (2.22%)
Automatic Data Processing Inc	68,594	2,397	Gas - Distribution (0.62%)
Lender Processing Services Inc	156,889	3,619	National Fuel Gas Co	100,088	3,622
Western Union Co/The	457,779	6,986

		13,002	Gold Mining (1.69%)

			Newmont Mining Corp	375,510	9,891
Consulting Services (1.93%)
SAIC Inc (a)	612,689	11,316	Independent Power Producer (1.40%)
			Calpine Corp (a)	700,190	8,192
Data Processing & Management (1.11%)
Broadridge Financial Solutions Inc	149,058	1,804	Insurance Brokers (2.77%)
Fidelity National Information Services Inc	311,551	4,701	Aon Corp	118,090	4,995

		6,505	Brown & Brown Inc	275,433	5,652

Dental Supplies & Equipment (0.93%)			Marsh & McLennan Cos Inc	188,935	5,540

Dentsply International Inc	179,948	5,467			16,187

			Investment Management & Advisory Services (0.78%)
Diversified Manufacturing Operations (0.57%)
			Ameriprise Financial Inc	112,839	2,437
Tyco International Ltd	130,941	3,310
			Legg Mason Inc	97,192	2,157

					4,594

See accompanying notes

406

Schedule of Investments
MidCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Linen Supply & Related Items (3.09%)			Property & Casualty Insurance (4.94%)
Cintas Corp	763,427 $	18,093	Fidelity National Financial Inc	45,424 $	409
			Markel Corp (a)	34,566	12,127
Medical - Drugs (2.12%)			Mercury General Corp	216,505	11,122
Valeant Pharmaceuticals International (a)	661,856	12,423	White Mountains Insurance Group Ltd	15,313	5,276

					28,934

Medical - HMO (0.99%)
Coventry Health Care Inc (a)	440,221	5,807	Publishing - Newspapers (1.67%)
			Washington Post Co/The	22,851	9,753
Medical - Outpatient & Home Medical Care (1.51%)
Lincare Holdings Inc (a)	335,809	8,849	Real Estate Operator & Developer (2.17%)
			Brookfield Asset Management Inc	496,460	8,951
Medical Instruments (2.39%)			Forest City Enterprises Inc	314,052	3,734

St Jude Medical Inc (a)	367,351	13,970			12,685

Medical Laboratory & Testing Service (2.52%)			Reinsurance (1.94%)
Laboratory Corp of America Holdings (a)	239,788	14,745	Everest Re Group Ltd	152,012	11,355

Medical Products (1.65%)			Retail - Auto Parts (2.31%)
Covidien Ltd	217,558	9,636	O'Reilly Automotive Inc (a)	499,010	13,528

Motion Pictures & Services (0.18%)			Retail - Major Department Store (0.18%)
Ascent Media Corp (a)	41,479	1,049	TJX Cos Inc	39,816	1,065

Multi-Line Insurance (2.43%)			Retail - Restaurants (0.04%)
Loews Corp	427,524	14,198	Yum! Brands Inc	7,763	225

Multimedia (1.73%)			Satellite Telecommunications (0.66%)
Liberty Media Corp - Entertainment (a)	628,444	10,118	EchoStar Holding Corp (a)	198,063	3,846

Oil - Field Services (0.36%)			Telephone - Integrated (1.14%)
Weatherford International Ltd (a)	124,192	2,096	Telephone & Data Systems Inc	243,258	6,665

Oil & Gas Drilling (1.12%)			Textile - Home Furnishings (0.35%)
Nabors Industries Ltd (a)	458,068	6,587	Mohawk Industries Inc (a)	42,358	2,049

Oil Company - Exploration & Production (9.89%)			Tobacco (1.97%)
Cimarex Energy Co	298,139	12,063	UST Inc	170,957	11,555
Encore Acquisition Co (a)	416,846	12,985
			Transport - Truck (0.27%)
EOG Resources Inc	95,962	7,765	Heartland Express Inc	102,712	1,576
Equitable Resources Inc	271,792	9,434
Newfield Exploration Co (a)	53,685	1,233	Wireless Equipment (0.53%)
Questar Corp	274,369	9,455	American Tower Corp (a)	95,405	3,083

Rosetta Resources Inc (a)	283,500	2,991	TOTAL COMMON STOCKS	$ 537,272

XTO Energy Inc	54,708	1,967

				Principal
		57,893

				Amount	Value
Pipelines (3.60%)				(000's)	(000's)

Spectra Energy Corp	478,422	9,248	SHORT TERM INVESTMENTS (4.40%)
Williams Cos Inc	563,284	11,812	Commercial Paper (4.40%)

		21,060	Investment in Joint Trading Account; HSBC

			Funding
Precious Metals (0.90%)			0.25%, 11/ 3/2008	$ 12,868 $	12,868
Franco-Nevada Corp	369,528	5,295

See accompanying notes

407

Schedule of Investments MidCap Blend Fund October 31, 2008

Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	$ 12,869 $	12,869

25,737

TOTAL SHORT TERM INVESTMENTS		$ 25,737

REPURCHASE AGREEMENTS (4.02%)
Money Center Banks (4.02%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%;
dated 10/31/2008 maturing 11/03/2008
(collateralized by Sovereign Agency
Issues; $24,240,000; 2.75% - 5.38%; dated
11/28/08 - 02/13/17)	$ 23,534 $	23,534

TOTAL REPURCHASE AGREEMENTS		$ 23,534

Total Investments		$ 586,543
Liabilities in Excess of Other Assets, Net - (0.22)%		(1,265)

TOTAL NET ASSETS - 100.00%		$ 585,278

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 35,254
Unrealized Depreciation	(187,039)

Net Unrealized Appreciation (Depreciation)	(151,785)
Cost for federal income tax purposes	738,328
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	23.64%
Consumer, Non-cyclical	22.27%
Energy	17.96%
Communications	12.22%
Utilities	7.82%
Consumer, Cyclical	6.19%
Basic Materials	3.77%
Industrial	3.40%
Technology	1.74%
Diversified	1.21%
Liabilities in Excess of Other Assets, Net	(0.22%)

TOTAL NET ASSETS	100.00%

See accompanying notes

408

Schedule of Investments
MidCap Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.25%)			COMMON STOCKS (continued)
Airlines (5.18%)			Hazardous Waste Disposal (3.07%)
Southwest Airlines Co	99,680 $	1,174	Stericycle Inc (a)	25,931 $	1,515
UAL Corp	94,804	1,381

		2,555	Industrial Audio & Video Products (1.28%)

			Dolby Laboratories Inc (a)	19,930	629
Applications Software (3.33%)
Citrix Systems Inc (a)	29,100	750	Instruments - Controls (0.96%)
Salesforce.com Inc (a)	28,795	891	Mettler Toledo International Inc (a)	6,210	475

		1,641

Brewery (1.40%)			Instruments - Scientific (1.05%)
Molson Coors Brewing Co	18,449	689	Thermo Fisher Scientific Inc (a)	12,809	520

Cellular Telecommunications (2.39%)			Internet Infrastructure Software (2.85%)
NII Holdings Inc (a)	45,640	1,176	F5 Networks Inc (a)	56,621	1,405

Commercial Banks (0.91%)			Intimate Apparel (2.07%)
Zions Bancorporation	11,758	448	Warnaco Group Inc/The (a)	34,247	1,021

Commercial Services (2.37%)			Investment Management & Advisory Services (0.88%)
Quanta Services Inc (a)	59,143	1,169	BlackRock Inc	3,296	433

Consulting Services (2.65%)			Machinery - Construction & Mining (0.84%)
FTI Consulting Inc (a)	22,383	1,304	Joy Global Inc	14,226	412

Containers - Metal & Glass (3.77%)			Medical Instruments (6.42%)
Ball Corp	21,194	725	Edwards Lifesciences Corp (a)	10,777	569
Owens-Illinois Inc (a)	49,494	1,132	Intuitive Surgical Inc (a)	4,078	705

		1,857	St Jude Medical Inc (a)	36,353	1,383

			Techne Corp	7,363	508

Disposable Medical Products (2.62%)					3,165

CR Bard Inc	14,653	1,293
			Medical Products (1.85%)
Diversified Manufacturing Operations (1.61%)			Varian Medical Systems Inc (a)	19,991	910
SPX Corp	20,535	796
			Medical Sterilization Products (1.80%)
Electric Products - Miscellaneous (1.95%)			STERIS Corp	26,047	887
Ametek Inc	28,882	960
			Oil & Gas Drilling (2.35%)
Entertainment Software (3.38%)			Diamond Offshore Drilling Inc	6,942	616
Activision Blizzard Inc (a)	133,892	1,668	Noble Corp	16,818	542

					1,158

Fiduciary Banks (1.01%)			Oil Company - Exploration & Production (3.88%)
Northern Trust Corp	8,827	497	PetroHawk Energy Corp (a)	100,892	1,912

Finance - Investment Banker & Broker (1.20%)			Oil Field Machinery & Equipment (1.36%)
TD Ameritrade Holding Corp (a)	44,390	590	Cameron International Corp (a)	27,648	671

Food - Miscellaneous/Diversified (3.45%)			Pharmacy Services (2.34%)
Campbell Soup Co	17,849	678	Express Scripts Inc (a)	19,066	1,156
Ralcorp Holdings Inc (a)	15,089	1,021

		1,699	Respiratory Products (2.01%)

Food - Retail (1.24%)			Resmed Inc (a)	28,892	990
Kroger Co/The	22,334	613

See accompanying notes

409

Schedule of Investments
MidCap Growth Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Retail - Apparel & Shoe (2.22%)			Money Center Banks (continued)
Urban Outfitters Inc (a)	50,416 $	1,096	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Retail - Restaurants (3.52%)			0.15%; dated 10/31/2008 maturing
Burger King Holdings Inc	35,141	699	11/03/2008 (collateralized by Sovereign
			Agency Issues; $714,000; 2.63% - 4.63%;
Panera Bread Co (a)	22,965	1,036	dated 09/09/09 - 06/12/15)	$ 693 $	693

		1,735			1,386

Schools (1.78%)			TOTAL REPURCHASE AGREEMENTS	$ 1,386

ITT Educational Services Inc (a)	10,000	877
			Total Investments	$ 49,320

Semiconductor Component - Integrated Circuits (1.87%)			Liabilities in Excess of Other Assets, Net - (0.06)%		(32)

Marvell Technology Group Ltd (a)	132,176	920	TOTAL NET ASSETS - 100.00%	$ 49,288

Soap & Cleaning Products (2.03%)
Church & Dwight Co Inc	16,893	998	(a) Non-Income Producing Security

Toys (2.19%)			Unrealized Appreciation (Depreciation)
Hasbro Inc	37,190	1,081	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Transport - Rail (2.88%)
CSX Corp	21,881	1,000	Unrealized Appreciation	$ 1,758
Kansas City Southern (a)	13,598	420	Unrealized Depreciation		(14,504)

		1,420	Net Unrealized Appreciation (Depreciation)		(12,746)

			Cost for federal income tax purposes		62,066
Web Hosting & Design (1.96%)			All dollar amounts are shown in thousands (000's)
Equinix Inc (a)	15,499	967
			Portfolio Summary (unaudited)

Wireless Equipment (5.33%)
			Sector		Percent

American Tower Corp (a)	42,903	1,387
			Consumer, Non-cyclical		31.95%
Crown Castle International Corp (a)	58,529	1,239	Industrial		17.42%

		2,626	Consumer, Cyclical		15.19%

			Communications		12.53%
TOTAL COMMON STOCKS	$ 47,934		Technology		8.58%

	Principal		Energy		7.59%
			Financial		6.80%
	Amount	Value	Liabilities in Excess of Other Assets, Net		(0.06%)

	(000's)	(000's)

			TOTAL NET ASSETS		100.00%

REPURCHASE AGREEMENTS (2.81%)
Money Center Banks (2.81%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%;
dated 10/31/2008 maturing 11/03/2008
(collateralized by Sovereign Agency
Issues; $714,000; 2.75% - 5.38%; dated
11/28/08 - 02/13/17)	$ 693 $	693

See accompanying notes

410

Schedule of Investments
MidCap Growth Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.29%)			COMMON STOCKS (continued)
Aerospace & Defense (0.43%)			Commercial Services (0.46%)
Teledyne Technologies Inc (a)	16,700 $	761	Alliance Data Systems Corp (a)	16,350 $	820

Aerospace & Defense Equipment (0.69%)			Commercial Services - Finance (2.62%)
Goodrich Corp	33,425	1,222	H&R Block Inc	107,950	2,129
			Heartland Payment Systems Inc	53,250	927
Agricultural Chemicals (0.50%)			Total System Services Inc	79,400	1,091
CF Industries Holdings Inc	13,725	881	Western Union Co/The	33,225	507

					4,654

Apparel Manufacturers (1.62%)
Coach Inc (a)	75,700	1,559	Computer Aided Design (0.51%)
Polo Ralph Lauren Corp	10,700	505	Ansys Inc (a)	31,600	905
VF Corp	14,700	810

		2,874	Computer Services (1.08%)

			Accenture Ltd	35,825	1,184
Applications Software (0.33%)			Cognizant Technology Solutions Corp (a)	37,825	726

Salesforce.com Inc (a)	18,825	583			1,910

Beverages - Non-Alcoholic (1.05%)			Computers - Integrated Systems (1.28%)
Coca-Cola Enterprises Inc	92,950	934	NCR Corp (a)	83,875	1,533
Hansen Natural Corp (a)	36,825	933	Teradata Corp (a)	48,700	750

		1,867			2,283

Beverages - Wine & Spirits (0.39%)			Computers - Memory Devices (0.86%)
Brown-Forman Corp	15,375	698	NetApp Inc (a)	83,975	1,136
			Western Digital Corp (a)	24,125	398

Building - Heavy Construction (0.22%)					1,534

Perini Corp (a)	20,675	393
			Consulting Services (1.70%)
Building - Residential & Commercial (0.47%)			SAIC Inc (a)	92,275	1,704
NVR Inc (a)	1,700	833	Watson Wyatt Worldwide Inc	31,150	1,323

					3,027

Cable TV (0.76%)			Cosmetics & Toiletries (1.14%)
DISH Network Corp (a)	85,400	1,344	Avon Products Inc	81,450	2,022

Cellular Telecommunications (0.90%)			Data Processing & Management (0.68%)
Millicom International Cellular SA	10,500	420	Dun & Bradstreet Corp	16,350	1,205
NII Holdings Inc (a)	45,725	1,178

		1,598	Dental Supplies & Equipment (0.46%)

Chemicals - Diversified (0.34%)			Patterson Cos Inc (a)	32,150	814
FMC Corp	13,900	605
			Diversified Manufacturing Operations (2.27%)
Chemicals - Specialty (0.72%)			Brink's Co/The	22,450	1,089
Sigma-Aldrich Corp	13,475	591	Cooper Industries Ltd	16,500	511
Terra Industries Inc	31,050	683	Harsco Corp	26,550	628

		1,274	ITT Corp	28,350	1,262

			SPX Corp	14,000	542

Coal (0.60%)					4,032

Alpha Natural Resources Inc (a)	15,975	572
Massey Energy Co	21,800	503	E-Commerce - Services (0.37%)

		1,075	Priceline.com Inc (a)	12,525	659

Commercial Banks (0.39%)			Electric - Integrated (1.34%)
Bank of Hawaii Corp	13,675	693	Alliant Energy Corp	20,150	592

See accompanying notes

411

Schedule of Investments
MidCap Growth Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Finance - Investment Banker & Broker
Edison International	50,450 $	1,796	(continued)

		2,388	TD Ameritrade Holding Corp (a)	64,375 $	855

					2,708

Electronic Components - Miscellaneous (0.36%)
Garmin Ltd	28,750	645	Food - Miscellaneous/Diversified (0.49%)
			ConAgra Foods Inc	49,725	866
Electronic Components - Semiconductors (3.07%)
Broadcom Corp (a)	83,025	1,418	Footwear & Related Apparel (0.24%)
Intersil Corp	48,150	659	Deckers Outdoor Corp (a)	5,025	426
MEMC Electronic Materials Inc (a)	32,925	605	Gas - Distribution (2.20%)
Microchip Technology Inc	58,550	1,442	Laclede Group Inc/The	29,025	1,519
National Semiconductor Corp	38,025	501	Sempra Energy	55,975	2,384

Nvidia Corp (a)	94,600	829			3,903

		5,454

			Hospital Beds & Equipment (0.26%)
Electronic Design Automation (0.16%)			Kinetic Concepts Inc (a)	18,725	453
Cadence Design Systems Inc (a)	69,150	281
			Hotels & Motels (0.72%)
Electronic Measurement Instruments (1.06%)			Choice Hotels International Inc	46,475	1,271
Agilent Technologies Inc (a)	63,575	1,411
Trimble Navigation Ltd (a)	23,275	479	Industrial Audio & Video Products (0.59%)

		1,890	Dolby Laboratories Inc (a)	33,450	1,056

Electronic Parts Distribution (0.27%)
Arrow Electronics Inc (a)	27,925	487	Industrial Gases (0.95%)
			Airgas Inc	44,175	1,695
Electronics - Military (0.93%)
L-3 Communications Holdings Inc	20,250	1,644	Instruments - Controls (0.96%)
			Mettler Toledo International Inc (a)	22,250	1,703
Engineering - Research & Development Services (2.52%)
EMCOR Group Inc (a)	19,075	339	Instruments - Scientific (1.14%)
			Applied Biosystems Inc	41,225	1,271
Fluor Corp	51,975	2,075
			Waters Corp (a)	17,300	758

Foster Wheeler Ltd (a)	41,700	1,143
					2,029

Jacobs Engineering Group Inc (a)	25,325	923

		4,480	Internet Infrastructure Equipment (0.32%)

			Avocent Corp (a)	37,525	564
Engines - Internal Combustion (0.65%)
Cummins Inc	44,800	1,158	Internet Infrastructure Software (0.37%)
			Akamai Technologies Inc (a)	45,375	652
Enterprise Software & Services (1.98%)
BMC Software Inc (a)	33,325	860	Internet Security (1.03%)
CA Inc	77,475	1,379	McAfee Inc (a)	56,150	1,828
Sybase Inc (a)	47,950	1,277

		3,516	Investment Management & Advisory Services (0.33%)

Entertainment Software (0.41%)			Waddell & Reed Financial Inc	40,250	584
Activision Blizzard Inc (a)	57,925	722
			Machinery - Construction & Mining (0.64%)
Fiduciary Banks (1.48%)			Bucyrus International Inc	14,675	354
Northern Trust Corp	46,750	2,632	Joy Global Inc	27,250	790

					1,144

Finance - Investment Banker & Broker (1.52%)			Machinery - Farm (0.21%)
Greenhill & Co Inc	9,200	607	AGCO Corp (a)	11,650	367
Lazard Ltd	41,300	1,246

See accompanying notes

412

Schedule of Investments MidCap Growth Fund I October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - General Industry (0.33%)			Oil Company - Exploration & Production
Manitowoc Co Inc/The	18,175 $	179	(continued)
Robbins & Myers Inc	20,400	416	Noble Energy Inc	30,600 $	1,585

		595	Stone Energy Corp (a)	39,050	1,185

			W&T Offshore Inc	12,925	248

Machinery - Pumps (0.42%)					6,704

Flowserve Corp	13,225	753
			Oil Company - Integrated (0.88%)
Medical - Biomedical/Gene (0.80%)			Murphy Oil Corp	31,000	1,570
Invitrogen Corp (a)	34,875	1,004
OSI Pharmaceuticals Inc (a)	11,100	421	Oil Refining & Marketing (0.76%)

		1,425	Frontier Oil Corp	22,150	293

			Sunoco Inc	34,625	1,056

Medical - Drugs (2.31%)					1,349

Endo Pharmaceuticals Holdings Inc (a)	105,575	1,953
Forest Laboratories Inc (a)	51,375	1,193	Quarrying (0.38%)
King Pharmaceuticals Inc (a)	109,300	961	Compass Minerals International Inc	12,300	676

		4,107	Racetracks (0.45%)

Medical - HMO (2.28%)			International Speedway Corp	25,650	805
Cigna Corp	91,625	1,493
Coventry Health Care Inc (a)	42,350	559	Recreational Vehicles (0.29%)
Health Net Inc (a)	38,450	495	Polaris Industries Inc	15,525	523
Humana Inc (a)	50,850	1,505

		4,052	REITS - Office Property (0.42%)

			Boston Properties Inc	10,450	741
Medical Instruments (1.45%)
St Jude Medical Inc (a)	67,525	2,568	Rental - Auto & Equipment (0.86%)
			Rent-A-Center Inc/TX (a)	104,425	1,525
Medical Laboratory & Testing Service (0.69%)
Laboratory Corp of America Holdings (a)	19,900	1,224	Retail - Apparel & Shoe (2.15%)
			Aeropostale Inc (a)	45,925	1,112
Medical Products (0.85%)			Dress Barn Inc (a)	49,675	475
Henry Schein Inc (a)	32,100	1,503	Gymboree Corp (a)	12,475	323
			Ross Stores Inc	43,100	1,409
Metal - Iron (0.18%)			Urban Outfitters Inc (a)	22,750	494

Cliffs Natural Resources Inc	12,000	324
					3,813

Metal Processors & Fabrication (1.00%)			Retail - Auto Parts (1.36%)
Precision Castparts Corp	21,375	1,385	Autozone Inc (a)	18,925	2,409
Timken Co	24,875	395

		1,780	Retail - Automobile (0.87%)

			Copart Inc (a)	44,275	1,545
Office Automation & Equipment (0.30%)
Xerox Corp	65,925	529	Retail - Computer Equipment (0.50%)
			GameStop Corp (a)	32,300	885
Oil & Gas Drilling (3.32%)
ENSCO International Inc	49,225	1,871	Retail - Discount (3.59%)
Noble Corp	64,075	2,064	Big Lots Inc (a)	29,100	711
Patterson-UTI Energy Inc	44,800	594	BJ's Wholesale Club Inc (a)	26,850	945
Unit Corp (a)	36,625	1,375	Dollar Tree Inc (a)	25,750	979

		5,904	Family Dollar Stores Inc	138,950	3,739

Oil Company - Exploration & Production (3.77%)					6,374

Cimarex Energy Co	54,250	2,195
Nexen Inc	93,250	1,491

See accompanying notes		413

Schedule of Investments
MidCap Growth Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Major Department Store (0.91%)			Toys (continued)
TJX Cos Inc	60,500 $	1,619	Marvel Entertainment Inc (a)	47,500 $	1,529

					3,520

Retail - Regional Department Store (0.41%)
Kohl's Corp (a)	20,825	732	Transport - Marine (1.57%)
			Kirby Corp (a)	41,650	1,429
Retail - Restaurants (1.59%)			Tidewater Inc	31,250	1,363

Yum! Brands Inc	97,550	2,830			2,792

			Transport - Services (0.71%)
Savings & Loans - Thrifts (1.30%)			Ryder System Inc	32,050	1,270
Hudson City Bancorp Inc	123,075	2,315
			Vitamins & Nutrition Products (0.41%)
Schools (2.17%)			Herbalife Ltd	30,000	733
Apollo Group Inc (a)	42,725	2,970
ITT Educational Services Inc (a)	10,150	889	Web Portals (0.30%)

		3,859	Sohu.com Inc (a)	9,575	526

Semiconductor Component - Integrated Circuits (2.29%)
Analog Devices Inc	45,425	970	Wireless Equipment (0.89%)
Emulex Corp (a)	43,450	413	American Tower Corp (a)	49,000	1,583

Integrated Device Technology Inc (a)	113,950	725	TOTAL COMMON STOCKS	$ 176,431

Linear Technology Corp	86,075	1,952	Total Investments	$ 176,431

		4,060	Other Assets in Excess of Liabilities, Net - 0.71%		1,257

Semiconductor Equipment (1.37%)			TOTAL NET ASSETS - 100.00%	$ 177,688

Kla-Tencor Corp	29,050	675
Lam Research Corp (a)	56,600	1,266	(a) Non-Income Producing Security
Novellus Systems Inc (a)	31,200	493

		2,434	Unrealized Appreciation (Depreciation)

Steel - Producers (1.18%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
AK Steel Holding Corp	30,400	423	of investments held by the fund as of the period end were as follows:
Nucor Corp	16,650	675	Unrealized Appreciation	$ 3,209
Reliance Steel & Aluminum Co	13,775	345	Unrealized Depreciation		(85,450)

Steel Dynamics Inc	55,375	660	Net Unrealized Appreciation (Depreciation)		(82,241)

		2,103	Cost for federal income tax purposes		258,672

Steel - Specialty (0.35%)			All dollar amounts are shown in thousands (000's)
Allegheny Technologies Inc	23,450	622
				Portfolio Summary (unaudited)

Telecommunication Services (0.44%)			Sector		Percent

NeuStar Inc (a)	39,275	774	Consumer, Non-cyclical		21.90%
			Consumer, Cyclical		17.14%
Telephone - Integrated (0.66%)			Industrial		17.00%
Windstream Corp	155,525	1,168	Technology		14.30%
			Energy		9.34%
			Communications		6.02%
Therapeutics (1.05%)			Financial		5.45%
Warner Chilcott Ltd (a)	134,925	1,871	Basic Materials		4.60%
			Utilities		3.54%
Tobacco (0.46%)			Other Assets in Excess of Liabilities, Net		0.71%

Reynolds American Inc	16,850	825	TOTAL NET ASSETS		100.00%

Toys (1.98%)
Hasbro Inc	68,500	1,991

See accompanying notes

414

Schedule of Investments MidCap Growth Fund II

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.78%)			COMMON STOCKS (continued)
Advertising Agencies (0.47%)			Cellular Telecommunications (0.13%)
Interpublic Group of Cos Inc (a)	185,000 $	960	US Cellular Corp (a)	7,000 $	268

Advertising Sales (0.07%)			Chemicals - Diversified (0.21%)
Clear Channel Outdoor Holdings Inc (a)	23,900	149	Celanese Corp	30,900	428

Aerospace & Defense Equipment (1.90%)			Chemicals - Specialty (0.35%)
Alliant Techsystems Inc (a)	28,600	2,356	International Flavors & Fragrances Inc	22,800	727
Goodrich Corp	42,200	1,543

		3,899	Coal (0.49%)

			Peabody Energy Corp	29,300	1,011
Agricultural Chemicals (0.67%)
CF Industries Holdings Inc	17,200	1,104	Commercial Services (1.84%)
Mosaic Co/The	6,800	268	Alliance Data Systems Corp (a)	22,400	1,124

		1,372	Iron Mountain Inc (a)	46,300	1,124

Apparel Manufacturers (1.05%)			Quanta Services Inc (a)	73,400	1,451
Coach Inc (a)	71,500	1,473	TeleTech Holdings Inc (a)	9,000	81

Hanesbrands Inc (a)	39,600	692			3,780

		2,165	Commercial Services - Finance (1.27%)

Applications Software (0.32%)			Deluxe Corp	27,400	333
Progress Software Corp (a)	29,000	665	H&R Block Inc	73,800	1,455
			Total System Services Inc	60,297	829

Audio & Video Products (0.36%)					2,617

Harman International Industries Inc	40,500	744
			Computer Aided Design (0.49%)
Auto - Medium & Heavy Duty Trucks (0.27%)			Autodesk Inc (a)	47,700	1,016
Oshkosh Corp	71,300	546
			Computer Services (0.64%)
Batteries & Battery Systems (0.18%)			Affiliated Computer Services Inc (a)	32,300	1,324
Energizer Holdings Inc (a)	7,700	376
			Computers - Integrated Systems (1.14%)
Beverages - Non-Alcoholic (0.16%)			Brocade Communications Systems Inc (a)	74,200	280
Hansen Natural Corp (a)	12,700	322	Micros Systems Inc (a)	47,900	816
			NCR Corp (a)	68,500	1,252

Building - Heavy Construction (0.07%)					2,348

Perini Corp (a)	7,300	139	Computers - Memory Devices (1.05%)
			Seagate Technology	121,500	822
Building - Mobile Home & Manufactured Housing (0.26%)
			Western Digital Corp (a)	80,600	1,330

Thor Industries Inc	30,400	544
					2,152

Building - Residential & Commercial (0.38%)			Computers - Peripheral Equipment (0.10%)
NVR Inc (a)	1,600	784	Logitech International SA (a)	14,200	210

Building Products - Air & Heating (0.61%)			Consulting Services (0.71%)
Lennox International Inc	42,300	1,261	SAIC Inc (a)	78,600	1,452

Cable TV (0.54%)			Consumer Products - Miscellaneous (0.70%)
DISH Network Corp (a)	70,700	1,113	Scotts Miracle-Gro Co/The	55,300	1,444

Casino Hotels (0.18%)			Containers - Metal & Glass (1.13%)
Boyd Gaming Corp	55,100	375	Crown Holdings Inc (a)	98,600	1,990
			Owens-Illinois Inc (a)	14,600	334

					2,324

See accompanying notes

415

Schedule of Investments
MidCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cosmetics & Toiletries (2.78%)			Electronic Components - Semiconductors
Avon Products Inc	82,400 $	2,046	(continued)
Chattem Inc (a)	32,500	2,459	MEMC Electronic Materials Inc (a)	43,300 $	796

Estee Lauder Cos Inc/The	33,900	1,222			3,414

		5,727	Electronic Connectors (0.80%)

Data Processing & Management (1.53%)			Amphenol Corp	57,100	1,636
Broadridge Financial Solutions Inc	82,000	992	Electronic Measurement Instruments (0.60%)
Fiserv Inc (a)	29,100	971	Agilent Technologies Inc (a)	55,500	1,232
SEI Investments Co	67,100	1,186

		3,149	Electronic Parts Distribution (1.20%)

Dental Supplies & Equipment (0.66%)			Arrow Electronics Inc (a)	35,200	614
Patterson Cos Inc (a)	54,000	1,368	Avnet Inc (a)	111,000	1,858

					2,472

Diagnostic Kits (0.28%)			Electronics - Military (1.10%)
Idexx Laboratories Inc (a)	16,500	581	L-3 Communications Holdings Inc	27,900	2,265

Disposable Medical Products (0.78%)			Engineering - Research & Development Services (2.84%)
CR Bard Inc	18,100	1,597	Fluor Corp	40,900	1,633
Distribution & Wholesale (1.40%)			Foster Wheeler Ltd (a)	46,500	1,274
Fossil Inc (a)	19,100	347	KBR Inc	74,700	1,108
LKQ Corp (a)	125,800	1,439	Shaw Group Inc/The (a)	27,900	499
Scansource Inc (a)	13,500	268	URS Corp (a)	45,000	1,323

Tech Data Corp (a)	1,400	30			5,837

WESCO International Inc (a)	39,700	789	Entertainment Software (0.06%)

		2,873	Take-Two Interactive Software Inc (a)	10,900	129

Diversified Manufacturing Operations (1.11%)			Fiduciary Banks (0.25%)
Actuant Corp	53,300	956	Northern Trust Corp	9,200	518
Ingersoll-Rand Co Ltd	20,600	380
SPX Corp	24,200	937	Finance - Investment Banker & Broker (0.52%)

		2,273	Investment Technology Group Inc (a)	52,100	1,063

Electric - Integrated (0.70%)
Allegheny Energy Inc	48,100	1,450	Finance - Other Services (0.28%)
			MF Global Ltd (a)	54,700	213
Electric Products - Miscellaneous (0.50%)			Nasdaq OMX Group, Inc (a)	11,000	357

Molex Inc	71,900	1,036			570

			Food - Meat Products (0.34%)
Electronic Components - Miscellaneous (0.74%)			Tyson Foods Inc	79,700	697
Benchmark Electronics Inc (a)	10,800	130
Jabil Circuit Inc	121,100	1,018	Garden Products (0.56%)
Plexus Corp (a)	11,000	205	Toro Co	34,200	1,150
Sanmina-SCI Corp (a)	228,171	171

		1,524	Hospital Beds & Equipment (0.40%)

			Kinetic Concepts Inc (a)	33,800	818
Electronic Components - Semiconductors (1.66%)
Amkor Technology Inc (a)	32,100	130	Hotels & Motels (1.31%)
Cree Inc (a)	37,300	732	Choice Hotels International Inc	27,300	747
Intersil Corp	49,900	683	Marriott International Inc/DE	69,100	1,442
LSI Corp (a)	278,600	1,073	Orient-Express Hotels Ltd	41,300	508

					2,697

See accompanying notes

416

Schedule of Investments
MidCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (2.14%)			Medical - Drugs (1.72%)
Hewitt Associates Inc (a)	42,900 $	1,197	Cephalon Inc (a)	30,400 $	2,180
Manpower Inc	33,800	1,052	Endo Pharmaceuticals Holdings Inc (a)	72,900	1,349

Monster Worldwide Inc (a)	83,500	1,189			3,529

Robert Half International Inc	51,500	972	Medical - Generic Drugs (0.66%)

		4,410	Watson Pharmaceuticals Inc (a)	52,200	1,366

Independent Power Producer (0.99%)
Mirant Corp (a)	69,700	1,221	Medical - HMO (2.07%)
NRG Energy Inc (a)	35,400	823	Centene Corp (a)	15,100	284

		2,044	Cigna Corp	41,600	678

			Health Net Inc (a)	65,500	844
Industrial Audio & Video Products (0.24%)			Humana Inc (a)	50,200	1,485
Dolby Laboratories Inc (a)	15,700	496	WellCare Health Plans Inc (a)	40,200	972

Instruments - Scientific (0.91%)					4,263

Thermo Fisher Scientific Inc (a)	45,900	1,864	Medical - Hospitals (0.17%)
			Health Management Associates Inc (a)	168,500	354
Insurance Brokers (0.47%)
Brown & Brown Inc	47,600	977	Medical - Wholesale Drug Distribution (0.69%)
			AmerisourceBergen Corp	45,500	1,423
Internet Infrastructure Software (0.41%)
Akamai Technologies Inc (a)	58,400	840	Medical Instruments (1.88%)
			St Jude Medical Inc (a)	101,500	3,860
Investment Management & Advisory Services (1.31%)
Affiliated Managers Group Inc (a)	40,600	1,883	Medical Laboratory & Testing Service (0.16%)
Ameriprise Financial Inc	28,300	611	Icon PLC ADR (a)	12,800	325
GLG Partners Inc	64,900	208

		2,702	Medical Products (2.88%)

			Becton Dickinson & Co	31,600	2,193
Leisure & Recreation Products (0.34%)			Henry Schein Inc (a)	45,200	2,116
WMS Industries Inc (a)	28,000	700	Hospira Inc (a)	50,400	1,402
Machinery - Construction & Mining (0.58%)			Varian Medical Systems Inc (a)	4,500	205

Joy Global Inc	41,500	1,203			5,916

			Metal - Aluminum (0.15%)
Machinery - Farm (0.05%)			Century Aluminum Co (a)	23,900	300
AGCO Corp (a)	3,400	107
			Metal Processors & Fabrication (0.72%)
Machinery - General Industry (1.24%)			Precision Castparts Corp	22,900	1,484
Manitowoc Co Inc/The	78,100	768
Roper Industries Inc	39,200	1,778	Motion Pictures & Services (0.33%)

		2,546	DreamWorks Animation SKG Inc (a)	24,400	686

Machinery - Pumps (0.18%)			Multimedia (0.67%)
Graco Inc	15,200	376	Factset Research Systems Inc	35,300	1,369

Machinery Tools & Related Products (0.23%)			Networking Products (0.45%)
Kennametal Inc	22,100	469	Anixter International Inc (a)	27,600	928

Medical - Biomedical/Gene (1.49%)			Office Furnishings - Original (0.42%)
Millipore Corp (a)	48,300	2,507	Herman Miller Inc	27,700	610
United Therapeutics Corp (a)	6,400	558	HNI Corp	13,600	249

		3,065			859

See accompanying notes

417

Schedule of Investments
MidCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (1.47%)			Publishing - Books (0.14%)
Helix Energy Solutions Group Inc (a)	21,400 $	226	John Wiley & Sons Inc	8,100 $	282
Oceaneering International Inc (a)	29,500	831
Oil States International Inc (a)	30,300	701	Racetracks (0.46%)
Superior Energy Services Inc (a)	10,400	222	Penn National Gaming Inc (a)	49,600	955
Weatherford International Ltd (a)	62,300	1,051

			Reinsurance (0.10%)
		3,031

			Transatlantic Holdings Inc	5,000	214
Oil & Gas Drilling (3.15%)
Atwood Oceanics Inc (a)	85,800	2,358	REITS - Apartments (0.25%)
Diamond Offshore Drilling Inc	14,600	1,297	Apartment Investment & Management Co	34,900	511
ENSCO International Inc	35,900	1,365
Noble Corp	6,500	209	Rental - Auto & Equipment (0.07%)
Patterson-UTI Energy Inc	19,700	261	Hertz Global Holdings Inc (a)	21,400	154
Unit Corp (a)	26,300	987	Research & Development (0.24%)

		6,477	Pharmaceutical Product Development Inc	15,700	486

Oil Company - Exploration & Production (2.74%)
Encore Acquisition Co (a)	17,500	545	Retail - Apparel & Shoe (2.38%)
Mariner Energy Inc (a)	60,200	867	Abercrombie & Fitch Co	40,200	1,164
Newfield Exploration Co (a)	40,600	933	American Eagle Outfitters Inc	94,900	1,055
Plains Exploration & Production Co (a)	53,900	1,520	AnnTaylor Stores Corp (a)	52,200	656
St Mary Land & Exploration Co	22,300	555	Chico's FAS Inc (a)	36,700	125
Stone Energy Corp (a)	9,500	288	Guess ? Inc	54,000	1,176
W&T Offshore Inc	39,600	759	Men's Wearhouse Inc	8,100	124
Whiting Petroleum Corp (a)	3,100	161	Phillips-Van Heusen Corp	24,000	588

		5,628			4,888

Oil Company - Integrated (0.63%)			Retail - Auto Parts (0.61%)
Murphy Oil Corp	25,700	1,301	Advance Auto Parts Inc	40,100	1,251

Oil Field Machinery & Equipment (1.36%)			Retail - Automobile (0.74%)
Cameron International Corp (a)	41,500	1,007	Carmax Inc (a)	106,200	1,128
FMC Technologies Inc (a)	23,100	808	Copart Inc (a)	11,100	387

National Oilwell Varco Inc (a)	33,200	992			1,515

		2,807	Retail - Computer Equipment (0.34%)

Oil Refining & Marketing (0.50%)			GameStop Corp (a)	25,200	690
Sunoco Inc	33,800	1,031
			Retail - Gardening Products (0.27%)
Optical Supplies (0.11%)			Tractor Supply Co (a)	13,200	549
Advanced Medical Optics Inc (a)	38,200	236
			Retail - Mail Order (0.11%)
Pharmacy Services (1.30%)			Williams-Sonoma Inc	27,200	225
Medco Health Solutions Inc (a)	47,600	1,806
Omnicare Inc	31,300	863	Retail - Pawn Shops (0.60%)

			Cash America International Inc	35,000	1,238
		2,669

Power Converter & Supply Equipment (0.46%)			Retail - Pet Food & Supplies (0.38%)
Hubbell Inc	26,100	936	PetSmart Inc	39,700	782

Property & Casualty Insurance (0.76%)			Retail - Regional Department Store (0.29%)
WR Berkley Corp	59,500	1,563	Kohl's Corp (a)	17,200	604

See accompanying notes

418

Schedule of Investments
MidCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (2.23%)			Transport - Services (0.79%)
Brinker International Inc	78,800 $	733	Ryder System Inc	23,200 $	919
Chipotle Mexican Grill Inc (a)	18,300	929	UTI Worldwide Inc	59,800	703

Darden Restaurants Inc	58,300	1,292			1,622

Jack in the Box Inc (a)	16,100	324	Transport - Truck (1.11%)
Panera Bread Co (a)	29,100	1,313	Con-way Inc	27,900	950

		4,591	Landstar System Inc	34,300	1,323

Retail - Sporting Goods (0.17%)					2,273

Dick's Sporting Goods Inc (a)	22,500	345	Web Hosting & Design (0.89%)
			Equinix Inc (a)	29,200	1,823
Rubber - Tires (0.46%)
Goodyear Tire & Rubber Co/The (a)	106,600	951	Web Portals (0.56%)
			Earthlink Inc (a)	141,300	975
Savings & Loans - Thrifts (0.21%)
New York Community Bancorp Inc	27,000	423	Sohu.com Inc (a)	3,300	181

					1,156

Schools (0.53%)			Wire & Cable Products (0.47%)
Apollo Group Inc (a)	6,400	445	General Cable Corp (a)	56,200	960
Capella Education Co (a)	13,500	640

		1,085	Wireless Equipment (1.62%)

			American Tower Corp (a)	48,300	1,561
Soap & Cleaning Products (0.35%)
Church & Dwight Co Inc	12,200	721	SBA Communications Corp (a)	84,100	1,765

					3,326

Steel - Producers (0.75%)			X-Ray Equipment (0.22%)
AK Steel Holding Corp	60,000	835	Hologic Inc (a)	36,400	446

Schnitzer Steel Industries Inc	5,900	159	TOTAL COMMON STOCKS	$ 201,100

Steel Dynamics Inc	46,000	548

			Total Investments	$ 201,100
		1,542	Other Assets in Excess of Liabilities, Net - 2.22%		4,566

Steel - Specialty (0.69%)			TOTAL NET ASSETS - 100.00%	$ 205,666

Allegheny Technologies Inc	53,100	1,409

Telecommunication Equipment (0.86%)			(a) Non-Income Producing Security
Harris Corp	49,000	1,762
			Unrealized Appreciation (Depreciation)
Telecommunication Equipment - Fiber Optics (0.75%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Ciena Corp (a)	96,300	925	of investments held by the fund as of the period end were as follows:
JDS Uniphase Corp (a)	113,000	617

		1,542	Unrealized Appreciation	$ 1,565

			Unrealized Depreciation		(119,696)

Telecommunication Services (1.11%)
			Net Unrealized Appreciation (Depreciation)		(118,131)
Embarq Corp	28,000	840
			Cost for federal income tax purposes		319,231
NTELOS Holdings Corp	55,600	1,446	All dollar amounts are shown in thousands (000's)

		2,286

Therapeutics (0.51%)
BioMarin Pharmaceutical Inc (a)	56,800	1,041

Transport - Marine (0.35%)
Frontline Ltd	10,900	347
Kirby Corp (a)	10,900	374

		721

See accompanying notes

419

Schedule of Investments MidCap Growth Fund II

October 31, 2008

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	27.11%
Industrial	20.10%
Consumer, Cyclical	15.90%
Energy	10.35%
Communications	8.66%
Technology	7.00%
Financial	4.15%
Basic Materials	2.81%
Utilities	1.70%
Other Assets in Excess of Liabilities, Net	2.22%

TOTAL NET ASSETS	100.00%

See accompanying notes

420

Schedule of Investments
MidCap Growth Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.63%)			COMMON STOCKS (continued)
Airlines (0.51%)			Dental Supplies & Equipment (0.83%)
Continental Airlines Inc (a)	141,910 $	2,685	Dentsply International Inc	144,230 $	4,382

Beverages - Non-Alcoholic (0.39%)			Diversified Manufacturing Operations (1.65%)
Hansen Natural Corp (a)	81,840	2,072	ESCO Technologies Inc (a)	97,310	3,357
			Pentair Inc	128,834	3,561
Building - Residential & Commercial (2.77%)			SPX Corp	47,060	1,823

Pulte Homes Inc	644,960	7,185			8,741

Toll Brothers Inc (a)	323,160	7,471

		14,656	Electric - Integrated (0.93%)

			PPL Corp	150,030	4,924
Cable TV (0.65%)
Cablevision Systems Corp	194,610	3,451	Electric Products - Miscellaneous (1.08%)
			Ametek Inc	172,430	5,733
Casino Hotels (1.12%)
Wynn Resorts Ltd	98,640	5,958	Electronic Components - Semiconductors (5.66%)
			Altera Corp	486,310	8,438
Cellular Telecommunications (0.68%)			Broadcom Corp (a)	487,960	8,334
MetroPCS Communications Inc (a)	261,840	3,598	Cavium Networks Inc (a)	249,598	3,180
			Micron Technology Inc (a)	1,132,579	5,334
Chemicals - Specialty (1.54%)
			PMC - Sierra Inc (a)	1,002,030	4,690

Ecolab Inc	102,890	3,834
					29,976

Sigma-Aldrich Corp	98,476	4,319

		8,153	Electronic Forms (0.69%)

			Adobe Systems Inc (a)	138,410	3,687
Coal (2.17%)
Alpha Natural Resources Inc (a)	63,990	2,289	Energy - Alternate Sources (1.78%)
Consol Energy Inc	163,280	5,125	Covanta Holding Corp (a)	266,170	5,739
Walter Industries Inc	105,550	4,090	First Solar Inc (a)	25,800	3,707

		11,504			9,446

Coatings & Paint (1.02%)			Engineering - Research & Development Services (1.13%)
Sherwin-Williams Co/The	94,690	5,389	Fluor Corp	149,400	5,966

Commercial Services (1.11%)			Engines - Internal Combustion (0.63%)
Quanta Services Inc (a)	297,140	5,872	Cummins Inc	129,840	3,356

Computer Software (0.50%)			Enterprise Software & Services (0.35%)
Omniture Inc (a)	230,695	2,653	Concur Technologies Inc (a)	73,060	1,843

Computers - Memory Devices (0.30%)			Entertainment Software (1.45%)
SanDisk Corp (a)	180,630	1,606	Activision Blizzard Inc (a)	618,150	7,702

Consulting Services (1.70%)			Fiduciary Banks (1.60%)
FTI Consulting Inc (a)	154,270	8,986	Northern Trust Corp	150,730	8,488

Consumer Products - Miscellaneous (1.15%)			Finance - Investment Banker & Broker (0.96%)
Clorox Co	100,610	6,118	Lazard Ltd	168,200	5,075

Containers - Paper & Plastic (0.94%)			Food - Miscellaneous/Diversified (1.48%)
Pactiv Corp (a)	210,520	4,960	Campbell Soup Co	75,250	2,856
			McCormick & Co Inc/MD	148,490	4,998

Cosmetics & Toiletries (1.11%)
					7,854

Alberto-Culver Co	228,590	5,882

See accompanying notes

421

Schedule of Investments
MidCap Growth Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Footwear & Related Apparel (0.89%)			Medical Products (1.04%)
Deckers Outdoor Corp (a)	55,330 $	4,695	Henry Schein Inc (a)	117,843 $	5,516

Hazardous Waste Disposal (2.60%)			Metal Processors & Fabrication (0.93%)
Clean Harbors Inc (a)	81,930	5,372	Precision Castparts Corp	76,380	4,950
Stericycle Inc (a)	143,607	8,391

		13,763	Motorcycle/Motor Scooter (0.44%)

			Harley-Davidson Inc	94,650	2,317
Human Resources (0.99%)
Robert Half International Inc	277,890	5,244	Networking Products (3.33%)
			Atheros Communications Inc (a)	230,832	4,148
Industrial Gases (1.11%)			Juniper Networks Inc (a)	491,980	9,220
Airgas Inc	153,290	5,880	Polycom Inc (a)	202,640	4,257

Insurance Brokers (1.28%)					17,625

Aon Corp	160,840	6,804	Oil - Field Services (1.43%)
			Smith International Inc	220,160	7,591
Internet Content - Information & News (0.81%)
Baidu.com ADR (a)	20,730	4,270	Oil & Gas Drilling (1.02%)
			Diamond Offshore Drilling Inc	60,910	5,409
Internet Infrastructure Software (1.93%)
F5 Networks Inc (a)	412,941	10,249	Oil Company - Exploration & Production (4.34%)
			Continental Resources Inc/OK (a)	123,790	4,010
Internet Security (1.82%)			Questar Corp	147,620	5,087
McAfee Inc (a)	295,896	9,631	Range Resources Corp	146,925	6,203
			Southwestern Energy Co (a)	215,760	7,685

Investment Management & Advisory Services (1.89%)
					22,985

T Rowe Price Group Inc	253,540	10,025
			Oil Field Machinery & Equipment (1.85%)
Leisure & Recreation Products (1.24%)			Cameron International Corp (a)	234,090	5,679
WMS Industries Inc (a)	263,310	6,583	Dresser-Rand Group Inc (a)	183,820	4,118

					9,797

Machinery - Pumps (0.64%)
Flowserve Corp	59,930	3,411	Pharmacy Services (2.30%)
			Express Scripts Inc (a)	200,700	12,164
Medical - Biomedical/Gene (5.51%)
Alexion Pharmaceuticals Inc (a)	209,980	8,557	Power Converter & Supply Equipment (0.67%)
Charles River Laboratories International Inc	86,720	3,107	Sunpower Corp - Class A (a)	90,684	3,542
(a)
Illumina Inc (a)	191,780	5,912	Printing - Commercial (0.49%)
Myriad Genetics Inc (a)	55,207	3,483	VistaPrint Ltd (a)	153,215	2,615
United Therapeutics Corp (a)	93,350	8,143	REITS - Storage (1.52%)

		29,202	Public Storage	98,550	8,032

Medical - Drugs (0.72%)
Allergan Inc/United States	96,240	3,818	Retail - Apparel & Shoe (2.95%)
			Foot Locker Inc	304,320	4,449
Medical Instruments (1.82%)			Guess ? Inc	283,300	6,168
Beckman Coulter Inc	63,290	3,159	Urban Outfitters Inc (a)	230,960	5,021

Intuitive Surgical Inc (a)	37,460	6,473			15,638

		9,632	Retail - Computer Equipment (0.78%)

Medical Laboratory & Testing Service (0.61%)			GameStop Corp (a)	150,380	4,119
Covance Inc (a)	64,858	3,243
See accompanying notes

422

Schedule of Investments
MidCap Growth Fund III
October 31, 2008

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 19,585
Retail - Discount (0.55%)			Unrealized Depreciation	(170,790)

Dollar Tree Inc (a)	76,890 $	2,923	Net Unrealized Appreciation (Depreciation)	(151,205)
			Cost for federal income tax purposes	675,112
Retail - Office Supplies (0.89%)			All dollar amounts are shown in thousands (000's)
Staples Inc	242,430	4,710
			Portfolio Summary (unaudited)

Retail - Regional Department Store (1.81%)			Sector	Percent

Kohl's Corp (a)	272,810	9,584	Consumer, Non-cyclical	23.67%
			Consumer, Cyclical	13.94%
Savings & Loans - Thrifts (2.18%)			Energy	12.59%
Hudson City Bancorp Inc	476,180	8,957	Industrial	11.94%
People's United Financial Inc	147,860	2,588	Financial	11.68%

			Technology	11.24%
		11,545	Communications	9.22%

Schools (2.42%)			Basic Materials	3.67%
			Utilities	0.93%
Apollo Group Inc (a)	133,190	9,258	Other Assets in Excess of Liabilities, Net	1.12%

ITT Educational Services Inc (a)	40,510	3,551	TOTAL NET ASSETS	100.00%

		12,809

			Other Assets Summary (unaudited)

Semiconductor Equipment (2.28%)
			Asset Type	Percent

Lam Research Corp (a)	294,460	6,584
			Futures	2.59%
Varian Semiconductor Equipment Associates
Inc (a)	280,226	5,498

		12,082

Transport - Rail (0.77%)
Kansas City Southern (a)	131,870	4,071

Transport - Truck (0.90%)
JB Hunt Transport Services Inc	168,090	4,779

TOTAL COMMON STOCKS	$ 511,969

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (2.25%)
Commercial Paper (2.25%)
Investment in Joint Trading Account; HSBC
Funding
0.25%, 11/ 3/2008	$ 5,969 $	5,969
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	5,969	5,969

		11,938

TOTAL SHORT TERM INVESTMENTS	$ 11,938

Total Investments	$ 523,907
Other Assets in Excess of Liabilities, Net - 1.12%		5,911

TOTAL NET ASSETS - 100.00%	$ 529,818

(a) Non-Income Producing Security

See accompanying notes

423

Schedule of Investments
MidCap Growth Fund III
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; December 2008	Buy	241	$ 12,405	$ 13,699	$ 1,294
All dollar amounts are shown in thousands (000's)

See accompanying notes

424

Schedule of Investments MidCap S&P 400 Index Fund

October 31, 2008

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (95.51%)				COMMON STOCKS (continued)
Advertising Sales (0.15%)				Building - Residential & Commercial
Lamar Advertising Co (a)	16,523 $		251	(continued)
				Toll Brothers Inc (a)	28,392 $	657

Aerospace & Defense Equipment (0.52%)						1,727

Alliant Techsystems Inc (a)	7,181		592	Building & Construction - Miscellaneous (0.05%)
BE Aerospace Inc (a)	21,602		278	Dycom Industries Inc (a)	8,576	76

			870

Airlines (0.31%)				Building & Construction Products -
				Miscellaneous (0.06%)
Airtran Holdings Inc (a)	25,515		104	Louisiana-Pacific Corp	19,809	95
Alaska Air Group Inc (a)	7,849		194
JetBlue Airways Corp (a)	39,851		221	Building Products - Cement & Aggregate (0.43%)

			519	Martin Marietta Materials Inc	9,017	707

Apparel Manufacturers (0.34%)				Casino Hotels (0.05%)
Hanesbrands Inc (a)	20,435		357	Boyd Gaming Corp	12,435	85
Under Armour Inc (a)	7,939		206

			563	Casino Services (0.15%)

Auction House & Art Dealer (0.08%)				Scientific Games Corp (a)	14,160	255
Sotheby's	14,666		137
				Chemicals - Diversified (0.61%)
Auto - Medium & Heavy Duty Trucks (0.08%)				FMC Corp	16,301	710
Oshkosh Corp	16,243		124	Olin Corp	16,431	298

						1,008

Auto/Truck Parts & Equipment - Original (0.45%)				Chemicals - Specialty (1.74%)
ArvinMeritor Inc	16,075		95	Albemarle Corp	19,922	485
BorgWarner Inc	25,329		569	Cabot Corp	14,005	370
Lear Corp (a)	16,850		34	Chemtura Corp	52,817	91

Modine Manufacturing Co	7,033		52	Cytec Industries Inc	10,367	294

			750	Ferro Corp	9,527	148

Batteries & Battery Systems (0.37%)				Lubrizol Corp	14,754	554
Energizer Holdings Inc (a)	12,672		619	Minerals Technologies Inc	4,120	234
				Sensient Technologies Corp	10,525	266
Beverages - Non-Alcoholic (0.39%)				Terra Industries Inc	20,013	440

Hansen Natural Corp (a)	16,098		408			2,882

PepsiAmericas Inc	12,483		236

			644	Coal (0.54%)

				Arch Coal Inc	31,462	673
Building - Heavy Construction (0.15%)				Patriot Coal Corp (a)	13,816	219

Granite Construction Inc	7,174		256			892

Building - Maintenance & Service (0.10%)				Coatings & Paint (0.51%)
Rollins Inc	9,013		158	RPM International Inc	28,370	403
				Valspar Corp	21,746	445

Building - Mobile Home & Manufactured Housing (0.08%)						848

Thor Industries Inc	7,732		138
				Commercial Banks (3.84%)
Building - Residential & Commercial (1.04%)				Associated Banc-Corp	27,794	613
Hovnanian Enterprises Inc (a)	11,038		47	Bancorpsouth Inc	15,621	379
MDC Holdings Inc	7,979		268	Bank of Hawaii Corp	10,410	528
NVR Inc (a)	1,183		580	Cathay General Bancorp	10,781	264
Ryland Group Inc	9,286		175	City National Corp/CA	8,756	469
				Colonial BancGroup Inc/The	44,047	180

See accompanying notes

425

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Consulting Services (continued)
Commerce Bancshares Inc	13,661 $	646	SAIC Inc (a)	41,944 $	775

Cullen/Frost Bankers Inc	12,877	721			1,397

FirstMerit Corp	17,620	411	Consumer Products - Miscellaneous (0.45%)
PacWest Bancorp	5,334	133	American Greetings Corp	9,896	116
SVB Financial Group (a)	7,081	364	Blyth Inc	5,270	45
Synovus Financial Corp	61,155	632	Scotts Miracle-Gro Co/The	9,435	246
TCF Financial Corp	25,133	446	Tupperware Brands Corp	13,539	343

Webster Financial Corp	11,451	212			750

Westamerica Bancorporation	6,312	361

		6,359	Containers - Metal & Glass (0.18%)

			Greif Inc	7,424	301
Commercial Services (0.90%)
Alliance Data Systems Corp (a)	14,662	736	Containers - Paper & Plastic (0.64%)
Quanta Services Inc (a)	38,229	755	Packaging Corp of America	22,579	380

		1,491	Sonoco Products Co	21,691	546

Commercial Services - Finance (0.76%)			Temple-Inland Inc	23,149	137

Deluxe Corp	11,228	137			1,063

Global Payments Inc	17,388	704	Cosmetics & Toiletries (0.29%)
Lender Processing Services Inc	18,182	419	Alberto-Culver Co	18,447	475

		1,260

			Data Processing & Management (1.23%)
Computer Aided Design (0.53%)			Acxiom Corp	14,727	116
Ansys Inc (a)	19,376	555
			Broadridge Financial Solutions Inc	30,613	370
Parametric Technology Corp (a)	25,140	326

			Dun & Bradstreet Corp	11,891	876
		881

			Fair Isaac Corp	10,560	165
Computer Services (0.33%)			SEI Investments Co	29,220	517

DST Systems Inc (a)	9,320	378			2,044

SRA International Inc (a)	9,270	172

			Decision Support Software (0.08%)
		550

			Wind River Systems Inc (a)	15,121	132
Computer Software (0.20%)
Metavante Technologies Inc (a)	19,550	328	Dental Supplies & Equipment (0.59%)
			Dentsply International Inc	32,397	984
Computers (0.06%)
Palm Inc (a)	23,666	94	Diagnostic Equipment (0.37%)
			Affymetrix Inc (a)	15,309	56
Computers - Integrated Systems (0.87%)			Gen-Probe Inc (a)	11,815	556

Diebold Inc	14,338	426			612

Jack Henry & Associates Inc	18,757	356
			Diagnostic Kits (0.27%)
NCR Corp (a)	35,652	652

			Idexx Laboratories Inc (a)	12,953	456
		1,434

Computers - Memory Devices (0.53%)			Direct Marketing (0.03%)
Imation Corp	6,562	81	Harte-Hanks Inc	8,269	58
Western Digital Corp (a)	48,267	796

		877	Distribution & Wholesale (0.43%)

			Ingram Micro Inc (a)	36,149	482
Consulting Services (0.84%)			Tech Data Corp (a)	11,004	236

Corporate Executive Board Co	7,414	221			718

Gartner Inc (a)	12,893	237
Navigant Consulting Inc (a)	10,112	164	Diversified Manufacturing Operations (2.15%)
			Brink's Co/The	9,188	446
			Carlisle Cos Inc	13,296	309

See accompanying notes		426

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Electronic Connectors (0.18%)
(continued)			Thomas & Betts Corp (a)	12,549 $	298
Crane Co	10,556 $	173
Federal Signal Corp	10,352	88	Electronic Design Automation (0.57%)
Harsco Corp	18,373	435	Cadence Design Systems Inc (a)	56,716	231
Matthews International Corp	6,734	301	Mentor Graphics Corp (a)	20,127	148
Pentair Inc	21,557	596	Synopsys Inc (a)	31,401	574

SPX Corp	11,807	457			953

Teleflex Inc	8,645	458
			Electronic Measurement Instruments (1.10%)
Trinity Industries Inc	17,798	300	Flir Systems Inc (a)	30,336	974

		3,563	National Instruments Corp	12,339	313

E-Commerce - Services (0.41%)			Trimble Navigation Ltd (a)	26,348	542

NetFlix Inc (a)	9,418	233			1,829

Priceline.com Inc (a)	8,475	446

			Electronic Parts Distribution (0.61%)
		679	Arrow Electronics Inc (a)	26,072	455

Electric - Integrated (4.90%)			Avnet Inc (a)	32,777	549

Alliant Energy Corp	24,070	707			1,004

Black Hills Corp	8,369	211
			E-Marketing & Information (0.20%)
DPL Inc	24,758	565	Digital River Inc (a)	8,064	200
Great Plains Energy Inc	25,881	503	Valueclick Inc (a)	18,872	139

Hawaiian Electric Industries Inc	18,464	492			339

Idacorp Inc	9,872	263
MDU Resources Group Inc	39,927	727	Engineering - Research & Development Services (0.85%)
Northeast Utilities	33,900	765	KBR Inc	37,007	549
NSTAR	23,276	769	Shaw Group Inc/The (a)	18,190	325
OGE Energy Corp	20,114	549	URS Corp (a)	18,401	541

PNM Resources Inc	18,829	184			1,415

Puget Energy Inc	28,260	662	Enterprise Software & Services (0.32%)
SCANA Corp	25,493	839	Advent Software Inc (a)	3,623	68
Sierra Pacific Resources	51,014	423	Sybase Inc (a)	17,538	467

Westar Energy Inc	23,569	459			535

		8,118	Environmental Monitoring & Detection (0.11%)

Electric Products - Miscellaneous (0.47%)			Mine Safety Appliances Co	6,472	175
Ametek Inc	23,257	773
			Fiduciary Banks (0.26%)
Electronic Components - Miscellaneous (0.28%)			Wilmington Trust Corp	14,674	423
Gentex Corp	30,933	297
Vishay Intertechnology Inc (a)	40,626	175	Filtration & Separation Products (0.36%)

		472	Donaldson Co Inc	17,131	602

Electronic Components - Semiconductors (1.07%)			Finance - Auto Loans (0.09%)
Cree Inc (a)	19,199	377	AmeriCredit Corp (a)	25,347	149
Fairchild Semiconductor International Inc (a)	27,241	155
International Rectifier Corp (a)	15,871	245	Finance - Investment Banker & Broker (0.54%)
Intersil Corp	26,956	369	Jefferies Group Inc	26,168	414
Macrovision Solutions Corp (a)	18,171	201	Raymond James Financial Inc	20,919	487

Semtech Corp (a)	13,457	163			901

Silicon Laboratories Inc (a)	10,420	271	Financial Guarantee Insurance (0.02%)

		1,781	PMI Group Inc/The	15,120	38

See accompanying notes

427

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Confectionery (0.41%)			Human Resources (continued)
JM Smucker Co/The	11,946 $	533	MPS Group Inc (a)	20,268 $	158

Tootsie Roll Industries Inc	5,640	140			926

		673	Industrial Automation & Robots (0.17%)

Food - Meat Products (0.42%)			Nordson Corp	7,432	274
Hormel Foods Corp	15,278	432
Smithfield Foods Inc (a)	25,483	268	Industrial Gases (0.42%)

		700	Airgas Inc	17,972	689

Food - Miscellaneous/Diversified (0.82%)			Instruments - Scientific (0.14%)
Corn Products International Inc	16,227	395	Varian Inc (a)	6,400	236
Lancaster Colony Corp	4,371	138
Ralcorp Holdings Inc (a)	12,250	829	Insurance Brokers (0.61%)

		1,362	Arthur J Gallagher & Co	20,332	495

			Brown & Brown Inc	25,144	516

Food - Retail (0.15%)
Ruddick Corp	8,522	244			1,011

			Internet Infrastructure Equipment (0.09%)
Footwear & Related Apparel (0.07%)			Avocent Corp (a)	9,762	147
Timberland Co (a)	10,274	124
			Internet Infrastructure Software (0.26%)
Funeral Services & Related Items (0.23%)			F5 Networks Inc (a)	17,541	435
Service Corp International/US	56,042	387
			Internet Security (0.65%)
Gas - Distribution (1.83%)			McAfee Inc (a)	32,969	1,073
AGL Resources Inc	16,708	508
Energen Corp	15,625	524	Intimate Apparel (0.18%)
National Fuel Gas Co	17,756	643	Warnaco Group Inc/The (a)	10,032	299
UGI Corp	23,459	560
Vectren Corp	17,647	445	Investment Companies (0.25%)
WGL Holdings Inc	10,877	350	Apollo Investment Corp	30,993	408

		3,030	Investment Management & Advisory Services (0.75%)

Golf (0.09%)			Affiliated Managers Group Inc (a)	8,900	413
Callaway Golf Co	14,122	148	Eaton Vance Corp	25,287	556
			Waddell & Reed Financial Inc	18,679	271

Hazardous Waste Disposal (0.83%)					1,240

Clean Harbors Inc (a)	4,358	286
Stericycle Inc (a)	18,612	1,087	Life & Health Insurance (0.30%)

		1,373	Protective Life Corp	15,229	127

			StanCorp Financial Group Inc	10,654	363

Home Furnishings (0.03%)					490

Furniture Brands International Inc	9,038	51
			Machinery - Construction & Mining (0.41%)
Hospital Beds & Equipment (0.37%)			Joy Global Inc	23,488	681
Hill-Rom Holdings Inc	13,619	310
Kinetic Concepts Inc (a)	12,331	298	Machinery - Farm (0.38%)

		608	AGCO Corp (a)	19,991	630

Human Resources (0.56%)			Machinery - General Industry (1.04%)
Kelly Services Inc	5,984	85	IDEX Corp	17,991	417
Korn/Ferry International (a)	10,381	144	Roper Industries Inc	19,528	885
Manpower Inc	17,303	539	Wabtec Corp	10,555	420

					1,722

See accompanying notes

428

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Print Trade (0.17%)			Medical Instruments (continued)
Zebra Technologies Corp (a)	14,211 $	288	Techne Corp	8,425 $	582

					1,906

Machinery - Pumps (0.20%)
Graco Inc	13,088	324	Medical Laboratory & Testing Service (0.41%)
			Covance Inc (a)	13,735	687
Machinery Tools & Related Products (0.46%)
Kennametal Inc	16,690	354	Medical Products (0.55%)
Lincoln Electric Holdings Inc	9,337	403	Henry Schein Inc (a)	19,477	912

		757	Medical Sterilization Products (0.26%)

Medical - Biomedical/Gene (1.60%)			STERIS Corp	12,874	438
Charles River Laboratories International Inc	14,784	530
(a)			Metal - Iron (0.38%)
Invitrogen Corp (a)	20,117	579	Cliffs Natural Resources Inc	23,257	628
PDL BioPharma Inc	26,025	254
United Therapeutics Corp (a)	4,972	434	Metal Processors & Fabrication (0.44%)
Vertex Pharmaceuticals Inc (a)	32,477	851	Commercial Metals Co	24,956	277

		2,648	Timken Co	18,507	294

			Worthington Industries Inc	13,046	157

Medical - Drugs (1.45%)					728

Cephalon Inc (a)	14,815	1,063
Endo Pharmaceuticals Holdings Inc (a)	26,214	485	Miscellaneous Manufacturers (0.27%)
Medicis Pharmaceutical Corp	12,360	176	Aptargroup Inc	14,789	448
Sepracor Inc (a)	23,721	316
			Motion Pictures & Services (0.30%)
Valeant Pharmaceuticals International (a)	19,192	360

			DreamWorks Animation SKG Inc (a)	17,533	493
		2,400

Medical - Generic Drugs (0.35%)			Multi-Line Insurance (1.28%)
Perrigo Co	16,920	575	American Financial Group Inc/OH	16,317	371
			Hanover Insurance Group Inc/The	11,108	436
Medical - HMO (0.31%)			HCC Insurance Holdings Inc	24,996	551
Health Net Inc (a)	23,389	301	Horace Mann Educators Corp	8,513	68
WellCare Health Plans Inc (a)	9,089	220	Old Republic International Corp	50,279	463

		521	Unitrin Inc	10,806	227

Medical - Hospitals (0.77%)					2,116

Community Health Systems Inc (a)	20,896	428	Multimedia (0.24%)
Health Management Associates Inc (a)	53,252	112	Factset Research Systems Inc	9,309	361
LifePoint Hospitals Inc (a)	11,603	278	Media General Inc	4,986	38

Universal Health Services Inc	11,087	466			399

		1,284

			Networking Products (0.67%)
Medical - Nursing Homes (0.06%)			3Com Corp (a)	88,322	241
Kindred Healthcare Inc (a)	6,516	94	Foundry Networks Inc (a)	32,085	476
			Polycom Inc (a)	18,542	390

Medical - Outpatient & Home Medical Care (0.25%)					1,107

Lincare Holdings Inc (a)	15,998	422
			Non-Hazardous Waste Disposal (0.48%)
Medical Information Systems (0.33%)			Republic Services Inc	33,712	799
Cerner Corp (a)	14,790	551
			Office Furnishings - Original (0.27%)
Medical Instruments (1.15%)			Herman Miller Inc	12,143	267
Beckman Coulter Inc	13,556	677	HNI Corp	9,635	177

Edwards Lifesciences Corp (a)	12,253	647			444

See accompanying notes

429

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (0.75%)			Printing - Commercial (0.03%)
Exterran Holdings Inc (a)	14,333 $	321	Valassis Communications Inc (a)	10,472 $	46
Helix Energy Solutions Group Inc (a)	20,018	212
Oceaneering International Inc (a)	12,076	340	Private Corrections (0.31%)
Superior Energy Services Inc (a)	17,604	375	Corrections Corp of America (a)	27,320	522

		1,248

			Property & Casualty Insurance (1.67%)
Oil & Gas Drilling (1.41%)			Fidelity National Financial Inc	46,082	415
Helmerich & Payne Inc	22,928	787	First American Corp	20,184	412
Patterson-UTI Energy Inc	34,135	453	Mercury General Corp	7,755	399
Pride International Inc (a)	37,714	708	Philadelphia Consolidated Holding Co (a)	12,623	738
Unit Corp (a)	10,220	384	WR Berkley Corp	30,524	802

		2,332			2,766

Oil Company - Exploration & Production (3.37%)			Publicly Traded Investment Fund (0.56%)
Bill Barrett Corp (a)	8,052	164	iShares S&P MidCap 400 Index Fund	16,250	925
Cimarex Energy Co	18,104	733
Comstock Resources Inc (a)	10,028	496	Publishing - Books (0.26%)
Denbury Resources Inc (a)	53,808	684	John Wiley & Sons Inc	9,413	328
Encore Acquisition Co (a)	11,621	362	Scholastic Corp	5,778	107

Equitable Resources Inc	28,516	990			435

Forest Oil Corp (a)	19,564	571	Racetracks (0.12%)
Newfield Exploration Co (a)	28,808	662	International Speedway Corp	6,166	194
Plains Exploration & Production Co (a)	23,449	661
Quicksilver Resources Inc (a)	24,678	258	Real Estate Management & Services (0.17%)

		5,581	Jones Lang LaSalle Inc	8,801	290

Oil Field Machinery & Equipment (0.59%)			Recreational Centers (0.09%)
FMC Technologies Inc (a)	27,767	972	Life Time Fitness Inc (a)	7,595	145

Oil Refining & Marketing (0.18%)			Reinsurance (0.96%)
Frontier Oil Corp	22,637	299	Everest Re Group Ltd	13,443	1,004
Optical Supplies (0.04%)			Reinsurance Group of America Inc	15,521	580

Advanced Medical Optics Inc (a)	11,347	70			1,584

			REITS - Apartments (1.15%)
Paper & Related Products (0.51%)			BRE Properties Inc	11,124	387
Potlatch Corp	8,609	286	Camden Property Trust	11,585	391
Rayonier Inc	17,134	567	Essex Property Trust Inc	5,571	542

		853	UDR Inc	29,644	586

Pharmacy Services (0.38%)					1,906

Omnicare Inc	22,663	625	REITS - Diversified (0.66%)
			Cousins Properties Inc	9,509	138
Physical Therapy & Rehabilitation Centers (0.24%)			Duke Realty Corp	32,010	451
Psychiatric Solutions Inc (a)	12,130	404
			Liberty Property Trust	21,372	510

Pipelines (0.44%)					1,099

Oneok Inc	22,758	726	REITS - Healthcare (0.98%)
			Health Care REIT Inc	22,208	989
Power Converter & Supply Equipment (0.26%)			Nationwide Health Properties Inc	21,091	629

Hubbell Inc	12,246	439			1,618

See accompanying notes

430

Schedule of Investments MidCap S&P 400 Index Fund

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Hotels (0.13%)			Retail - Auto Parts (0.87%)
Hospitality Properties Trust	20,474 $	208	Advance Auto Parts Inc	20,847 $	650
			O'Reilly Automotive Inc (a)	29,196	792

REITS - Office Property (0.70%)					1,442

Alexandria Real Estate Equities Inc	6,998	487
Highwoods Properties Inc	13,758	341	Retail - Automobile (0.61%)
Mack-Cali Realty Corp	14,330	326	Carmax Inc (a)	48,025	510

		1,154	Copart Inc (a)	14,253	497

					1,007

REITS - Regional Malls (0.29%)
Macerich Co/The	16,266	479	Retail - Bookstore (0.12%)
			Barnes & Noble Inc	8,016	151
REITS - Shopping Centers (1.11%)			Borders Group Inc	13,193	45

Equity One Inc	6,938	121			196

Federal Realty Investment Trust	12,839	787	Retail - Catalog Shopping (0.24%)
Regency Centers Corp	15,248	602	Coldwater Creek Inc (a)	10,302	37
Weingarten Realty Investors	16,289	333	MSC Industrial Direct Co	9,868	354

		1,843			391

REITS - Single Tenant (0.31%)			Retail - Discount (0.80%)
Realty Income Corp	22,085	511	99 Cents Only Stores (a)	10,229	125
			BJ's Wholesale Club Inc (a)	12,936	455
REITS - Warehouse & Industrial (0.31%)			Dollar Tree Inc (a)	19,706	749

AMB Property Corp	21,360	513			1,329

Rental - Auto & Equipment (0.23%)			Retail - Hair Salons (0.07%)
Avis Budget Group Inc (a)	22,085	36	Regis Corp	9,388	116
Rent-A-Center Inc/TX (a)	14,532	212
United Rentals Inc (a)	12,923	133	Retail - Mail Order (0.09%)

		381	Williams-Sonoma Inc	18,864	156

Research & Development (0.48%)			Retail - Major Department Store (0.11%)
Pharmaceutical Product Development Inc	25,956	804	Saks Inc (a)	30,924	186

Respiratory Products (0.34%)			Retail - Pet Food & Supplies (0.33%)
Resmed Inc (a)	16,467	564	PetSmart Inc	27,596	543

Retail - Apparel & Shoe (2.50%)			Retail - Restaurants (0.73%)
Aeropostale Inc (a)	14,574	353	Bob Evans Farms Inc	6,741	141
American Eagle Outfitters Inc	44,869	499	Brinker International Inc	22,095	205
AnnTaylor Stores Corp (a)	12,433	156	Cheesecake Factory/The (a)	14,107	124
Charming Shoppes Inc (a)	24,770	27	Chipotle Mexican Grill Inc (a)	7,187	365
Chico's FAS Inc (a)	38,466	131	Wendy's/Arby's Group Inc	101,874	369

Collective Brands Inc (a)	13,908	178			1,204

Foot Locker Inc	33,773	494
			Retail - Sporting Goods (0.17%)
Guess ? Inc	13,125	286
			Dick's Sporting Goods Inc (a)	18,495	283
J Crew Group Inc (a)	11,293	229
Pacific Sunwear Of California (a)	14,319	49	Savings & Loans - Thrifts (1.36%)
Phillips-Van Heusen Corp	11,203	274	Astoria Financial Corp	17,542	334
Ross Stores Inc	28,664	937	First Niagara Financial Group Inc	25,527	403
Urban Outfitters Inc (a)	24,792	539	New York Community Bancorp Inc	74,900	1,173

		4,152	Washington Federal Inc	19,147	337

					2,247

See accompanying notes

431

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (1.56%)			Transport - Equipment & Leasing (0.18%)
Career Education Corp (a)	16,017 $	253	GATX Corp	10,613 $	303
Corinthian Colleges Inc (a)	18,610	266
DeVry Inc	13,384	759	Transport - Marine (0.59%)
ITT Educational Services Inc (a)	6,855	601	Alexander & Baldwin Inc	9,011	287
Strayer Education Inc	3,110	703	Overseas Shipholding Group Inc	5,505	207

		2,582	Tidewater Inc	11,231	490

					984

Semiconductor Component - Integrated Circuits (0.39%)
Atmel Corp (a)	97,239	404	Transport - Rail (0.37%)
Integrated Device Technology Inc (a)	37,025	235	Kansas City Southern (a)	19,811	612

		639

			Transport - Truck (0.65%)
Semiconductor Equipment (0.37%)			Con-way Inc	9,959	339
Lam Research Corp (a)	27,334	611	JB Hunt Transport Services Inc	17,794	506
			Werner Enterprises Inc	9,278	182
Soap & Cleaning Products (0.52%)			YRC Worldwide Inc (a)	12,484	57

Church & Dwight Co Inc	14,520	858			1,084

Steel - Producers (0.59%)			Veterinary Diagnostics (0.20%)
Carpenter Technology Corp	9,672	175	VCA Antech Inc (a)	18,391	333
Reliance Steel & Aluminum Co	13,885	348
Steel Dynamics Inc	38,886	463	Vitamins & Nutrition Products (0.17%)

		986	NBTY Inc (a)	11,838	277

Telecommunication Equipment (0.44%)			Water (0.32%)
ADC Telecommunications Inc (a)	25,658	163	Aqua America Inc	29,389	529
Adtran Inc	12,163	185
CommScope Inc (a)	15,304	225	Wireless Equipment (0.07%)
Plantronics Inc	10,662	154	RF Micro Devices Inc (a)	57,024	113

		727

			X-Ray Equipment (0.41%)
Telecommunication Services (0.20%)			Hologic Inc (a)	55,845	684

NeuStar Inc (a)	17,163	338	TOTAL COMMON STOCKS	$ 158,337

Telephone - Integrated (0.45%)				Principal
Cincinnati Bell Inc (a)	51,328	123		Amount	Value

Telephone & Data Systems Inc	23,198	623		(000's)	(000's)

		746	REPURCHASE AGREEMENTS (4.22%)

			Money Center Banks (4.22%)
Television (0.02%)			Investment in Joint Trading Account; Bank
Belo Corp	19,154	41	of America Repurchase Agreement; 0.15%;
			dated 10/31/2008 maturing 11/03/2008
Textile - Home Furnishings (0.36%)			(collateralized by Sovereign Agency
Mohawk Industries Inc (a)	12,225	591	Issues; $3,607,000; 2.75% - 5.38%; dated
			11/28/08 - 02/13/17)	$ 3,502 $	3,502
Tobacco (0.13%)
Universal Corp/Richmond VA	5,538	219

Toys (0.21%)
Marvel Entertainment Inc (a)	10,689	344

Transactional Software (0.06%)
ACI Worldwide Inc (a)	7,503	103

See accompanying notes

432

		Schedule of Investments
	MidCap S&P 400 Index Fund
		October 31, 2008

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $3,607,000; 2.63% -
4.63%; dated 09/09/09 - 06/12/15)	$ 3,502 $	3,502

		7,004

TOTAL REPURCHASE AGREEMENTS	$ 7,004

Total Investments	$ 165,341
Other Assets in Excess of Liabilities, Net - 0.27%		444

TOTAL NET ASSETS - 100.00%	$ 165,785

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 8,285
Unrealized Depreciation		(80,822)

Net Unrealized Appreciation (Depreciation)		(72,537)
Cost for federal income tax purposes		237,878
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Financial		21.93%
Consumer, Non-cyclical		20.22%
Industrial		15.56%
Consumer, Cyclical		11.29%
Energy		7.27%
Utilities		7.04%
Technology		6.94%
Basic Materials		4.76%
Communications		4.16%
Exchange Traded Funds		0.56%
Other Assets in Excess of Liabilities, Net		0.27%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		3.94%

See accompanying notes

433

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

MidCap 400; December 2008	Buy	23	$ 6,311	$ 6,537	$ 226
All dollar amounts are shown in thousands (000's)

See accompanying notes

434

Schedule of Investments
MidCap Stock Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.85%)			COMMON STOCKS (continued)
Aerospace & Defense (1.38%)			Electric - Integrated (continued)
Spirit Aerosystems Holdings Inc (a)	339,300 $	5,473	Wisconsin Energy Corp	255,100 $	11,097

					33,715

Airlines (4.20%)
AMR Corp (a)	700,200	7,149	Electronic Components - Semiconductors (2.77%)
Continental Airlines Inc (a)	500,300	9,466	Microchip Technology Inc	444,900	10,958

		16,615	Electronic Parts Distribution (2.08%)

Auto - Medium & Heavy Duty Trucks (1.12%)			Arrow Electronics Inc (a)	473,200	8,257
Paccar Inc	151,300	4,424
			Engineering - Research & Development Services (1.06%)
Auto/Truck Parts & Equipment - Original (1.96%)			Jacobs Engineering Group Inc (a)	115,700	4,215
Magna International Inc	229,300	7,753
			Enterprise Software & Services (3.06%)
Chemicals - Diversified (0.22%)			BMC Software Inc (a)	469,300	12,117
Rockwood Holdings Inc (a)	71,100	878
			Food - Dairy Products (0.54%)
Chemicals - Specialty (5.43%)			Dean Foods Co (a)	97,250	2,126
Cabot Corp	508,700	13,455
Lubrizol Corp	214,200	8,050	Machinery Tools & Related Products (3.02%)

		21,505	Lincoln Electric Holdings Inc	277,100	11,957

Coatings & Paint (2.27%)			Medical - Generic Drugs (0.28%)
Valspar Corp	439,300	8,984	Mylan Inc/PA (a)	129,325	1,108

Commercial Banks (1.97%)			Medical - Hospitals (3.16%)
Cullen/Frost Bankers Inc	36,879	2,064	Universal Health Services Inc	297,400	12,503
TCF Financial Corp	323,674	5,742

		7,806	Medical - Wholesale Drug Distribution (0.55%)

			AmerisourceBergen Corp	69,300	2,167
Commercial Services (2.65%)
Weight Watchers International Inc	335,000	10,479	Medical Information Systems (1.63%)
			IMS Health Inc	450,582	6,461
Commercial Services - Finance (1.66%)
Lender Processing Services Inc	284,826	6,571	Medical Instruments (1.79%)
			Edwards Lifesciences Corp (a)	134,000	7,081
Computers - Integrated Systems (0.67%)
Diebold Inc	88,800	2,639	Medical Laboratory & Testing Service (2.02%)
			Covance Inc (a)	159,800	7,990
Computers - Memory Devices (1.70%)
NetApp Inc (a)	498,200	6,741	Multi-Line Insurance (2.15%)
			HCC Insurance Holdings Inc	386,697	8,531
Cosmetics & Toiletries (2.77%)
Estee Lauder Cos Inc/The	304,500	10,974	Non-Hazardous Waste Disposal (2.24%)
			Allied Waste Industries Inc (a)	243,000	2,532
Data Processing & Management (1.44%)
Fidelity National Information Services Inc	377,623	5,698	Republic Services Inc	267,150	6,332

					8,864

Diversified Manufacturing Operations (2.77%)			Office Furnishings - Original (0.97%)
Teleflex Inc	207,315	10,986	HNI Corp	208,862	3,826

Electric - Integrated (8.51%)			Oil & Gas Drilling (1.78%)
DTE Energy Co	319,800	11,289	Nabors Industries Ltd (a)	489,458	7,038
Northeast Utilities	502,200	11,329

See accompanying notes

435

Schedule of Investments
MidCap Stock Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Oil Company - Exploration & Production (2.25%)			Money Center Banks (continued)
Cimarex Energy Co	220,600 $	8,925	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Oil Refining & Marketing (1.36%)			0.15%; dated 10/31/2008 maturing
Frontier Oil Corp	409,009	5,403	11/03/2008 (collateralized by Sovereign
			Agency Issues; $8,365,000; 2.63% -
			4.63%; dated 09/09/09 - 06/12/15)	$ 8,122 $	8,122

Property & Casualty Insurance (1.96%)					16,243
Fidelity National Financial Inc	862,138	7,768

			TOTAL REPURCHASE AGREEMENTS	$ 16,243

Reinsurance (2.10%)			Total Investments	$ 395,877
Max Capital Group Ltd	522,100	8,327	Other Assets in Excess of Liabilities, Net - 0.05%		187

REITS - Office Property (2.62%)			TOTAL NET ASSETS - 100.00%	$ 396,064

Alexandria Real Estate Equities Inc	149,500	10,393

REITS - Shopping Centers (1.06%)			(a) Non-Income Producing Security
Tanger Factory Outlet Centers	115,900	4,192
			Unrealized Appreciation (Depreciation)
Rental - Auto & Equipment (0.79%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Aaron Rents Inc	126,135	3,127	of investments held by the fund as of the period end were as follows:
			Unrealized Appreciation	$ 48,516
Retail - Apparel & Shoe (1.70%)

J Crew Group Inc (a)	192,000	3,888	Unrealized Depreciation		(86,308)

Nordstrom Inc	157,870	2,856	Net Unrealized Appreciation (Depreciation)		(37,792)

		6,744	Cost for federal income tax purposes		433,669

			All dollar amounts are shown in thousands (000's)
Retail - Jewelry (2.87%)
Tiffany & Co	413,900	11,362	Portfolio Summary (unaudited)

			Sector		Percent

Retail - Restaurants (0.57%)			Financial		19.25%
Chipotle Mexican Grill Inc (a)	44,700	2,269	Consumer, Cyclical		16.25%
			Consumer, Non-cyclical		16.19%
Savings & Loans - Thrifts (3.28%)			Industrial		15.16%
Washington Federal Inc	737,750	12,999	Technology		11.27%
			Utilities		8.51%
			Basic Materials		7.92%
Toys (2.87%)			Energy		5.40%
Mattel Inc	757,400	11,376	Other Assets in Excess of Liabilities, Net		0.05%

			TOTAL NET ASSETS		100.00%

Transport - Marine (2.60%)
Tidewater Inc	236,400	10,309

TOTAL COMMON STOCKS	$ 379,634

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (4.10%)
Money Center Banks (4.10%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%;
dated 10/31/2008 maturing 11/03/2008
(collateralized by Sovereign Agency
Issues; $8,365,000; 2.75% - 5.38%; dated
11/28/08 - 02/13/17)	$ 8,122 $	8,121

See accompanying notes

436

Schedule of Investments
MidCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.82%)			COMMON STOCKS (continued)
Aerospace & Defense (0.22%)			Brewery (0.09%)
Lockheed Martin Corp	3,400 $	289	Molson Coors Brewing Co	15,334 $	573
Northrop Grumman Corp	10,121	475
Raytheon Co	8,911	455	Broadcasting Services & Programming (0.05%)
Spirit Aerosystems Holdings Inc (a)	14,673	237	Discovery Communications Inc - C Shares (a)	25,800	344

		1,456

			Building - Mobile Home & Manufactured Housing (0.01%)
Aerospace & Defense Equipment (0.56%)			Thor Industries Inc	3,800	68
Alliant Techsystems Inc (a)	43,524	3,586
BE Aerospace Inc (a)	8,300	107	Building - Residential & Commercial (0.77%)

		3,693	MDC Holdings Inc	42,322	1,424

			NVR Inc (a)	7,532	3,692

Agricultural Operations (0.04%)
Bunge Ltd	6,514	250			5,116

			Building & Construction Products -
Airlines (0.80%)			Miscellaneous (0.03%)
Southwest Airlines Co	450,018	5,301	Armstrong World Industries Inc	9,200	181

Apparel Manufacturers (0.29%)			Building Products - Air & Heating (0.12%)
Hanesbrands Inc (a)	46,300	809	Lennox International Inc	26,948	804
Jones Apparel Group Inc	41,970	466
VF Corp	11,300	623	Cable TV (0.40%)

			DISH Network Corp (a)	163,995	2,581
		1,898

			Scripps Networks Interactive	3,700	105

Appliances (0.06%)					2,686

Whirlpool Corp	8,600	401
			Cellular Telecommunications (0.02%)
Audio & Video Products (0.03%)			Leap Wireless International Inc (a)	5,600	157
Harman International Industries Inc	9,300	171
			Chemicals - Diversified (0.35%)
Auto - Car & Light Trucks (0.12%)			Celanese Corp	22,239	308
Ford Motor Co (a)	209,935	460	Dow Chemical Co/The	19,440	518
General Motors Corp	62,200	359	EI Du Pont de Nemours & Co	3,666	117

		819	FMC Corp	22,434	977

			PPG Industries Inc	8,300	412

Auto/Truck Parts & Equipment - Original (0.61%)					2,332

Autoliv Inc	15,338	328
BorgWarner Inc	47,989	1,078	Chemicals - Specialty (1.14%)
Johnson Controls Inc	146,339	2,595	Albemarle Corp	179,706	4,376
WABCO Holdings Inc	1,433	26	Ashland Inc	37,412	845

		4,027	Cabot Corp	5,100	135

			Cytec Industries Inc	31,507	892
Batteries & Battery Systems (0.14%)			International Flavors & Fragrances Inc	23,300	743
Energizer Holdings Inc (a)	19,387	947
			Sigma-Aldrich Corp	14,000	614

Beverages - Non-Alcoholic (0.30%)					7,605

Coca-Cola Enterprises Inc	152,157	1,529	Coatings & Paint (0.18%)
Dr Pepper Snapple Group Inc (a)	10,500	241	RPM International Inc	179	3
Hansen Natural Corp (a)	7,600	192	Sherwin-Williams Co/The	3,200	182

		1,962	Valspar Corp	49,100	1,004

Beverages - Wine & Spirits (0.12%)					1,189

Constellation Brands Inc (a)	65,600	823	Commercial Banks (3.48%)
			Associated Banc-Corp	54,591	1,204
			Bancorpsouth Inc	7,300	177

See accompanying notes

437

Schedule of Investments
MidCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Consumer Products - Miscellaneous (continued)
Bank of Hawaii Corp	28,178 $	1,429	Fortune Brands Inc	141,437 $	5,394
BOK Financial Corp	3,464	166	Jarden Corp (a)	13,288	237

City National Corp/CA	20,498	1,097			13,953

Colonial BancGroup Inc/The	109,100	446	Containers - Metal & Glass (0.03%)
Commerce Bancshares Inc	131,106	6,199	Owens-Illinois Inc (a)	8,063	184
Cullen/Frost Bankers Inc	33,600	1,881
First Horizon National Corp	78,734	938	Containers - Paper & Plastic (0.27%)
M&T Bank Corp	44,913	3,643	Bemis Co Inc	31,400	780
Popular Inc	50,700	385	Pactiv Corp (a)	17,200	405
Regions Financial Corp	126,900	1,407	Sonoco Products Co	16,800	423
Synovus Financial Corp	134,750	1,392	Temple-Inland Inc	27,500	163

TCF Financial Corp	6,500	115			1,771

Webster Financial Corp	33,604	623	Cosmetics & Toiletries (0.13%)
Whitney Holding Corp	42,884	815	Avon Products Inc	35,596	884
Zions Bancorporation	32,755	1,248

		23,165	Cruise Lines (0.04%)

Commercial Services (0.85%)			Royal Caribbean Cruises Ltd	18,200	247
Iron Mountain Inc (a)	224,265	5,445
Ticketmaster (a)	19,230	186	Data Processing & Management (0.10%)

			Dun & Bradstreet Corp	8,616	635
		5,631

			Fiserv Inc (a)	900	30

Commercial Services - Finance (1.26%)					665

H&R Block Inc	395,928	7,807
Moody's Corp	22,100	566	Decision Support Software (0.02%)

			MSCI Inc (a)	9,378	162
		8,373

Computer Aided Design (0.58%)			Dental Supplies & Equipment (0.29%)
Ansys Inc (a)	6,100	175	Dentsply International Inc	27,700	842
Autodesk Inc (a)	173,133	3,689	Patterson Cos Inc (a)	43,948	1,113

		3,864			1,955

Computer Services (0.15%)			Diagnostic Equipment (0.12%)
Affiliated Computer Services Inc (a)	12,000	492	Gen-Probe Inc (a)	17,062	803
Computer Sciences Corp (a)	6,390	193
DST Systems Inc (a)	7,000	284	Diagnostic Kits (0.13%)

		969	Idexx Laboratories Inc (a)	25,460	896

Computers - Integrated Systems (0.25%)			Dialysis Centers (0.09%)
Diebold Inc	11,783	350	DaVita Inc (a)	10,100	573
NCR Corp (a)	37,234	681
Teradata Corp (a)	42,034	647	Distribution & Wholesale (0.08%)

		1,678	Genuine Parts Co	7,300	287

			Tech Data Corp (a)	11,600	249

Computers - Memory Devices (0.12%)
SanDisk Corp (a)	45,200	402			536

Western Digital Corp (a)	23,000	379	Diversified Financial Services (0.06%)

		781	IntercontinentalExchange Inc (a)	4,300	368

Computers - Peripheral Equipment (0.17%)			Diversified Manufacturing Operations (1.53%)
Lexmark International Inc (a)	44,597	1,152	3M Co	8,416	541
			Brink's Co/The	7,439	361
Consumer Products - Miscellaneous (2.10%)
			Carlisle Cos Inc	22,250	517
Clorox Co	136,855	8,322
			Cooper Industries Ltd	68,256	2,113

See accompanying notes		438

Schedule of Investments
MidCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Electronic Components - Semiconductors
(continued)			(continued)
Eaton Corp	42,373 $	1,890	Intersil Corp	7,400 $	101
Ingersoll-Rand Co Ltd	64,982	1,199	Micron Technology Inc (a)	108,695	512
ITT Corp	5,000	222	Nvidia Corp (a)	1,100	10
Leggett & Platt Inc	34,783	604	QLogic Corp (a)	12,700	153

Parker Hannifin Corp	59,526	2,308			1,770

SPX Corp	8,652	335	Electronic Connectors (1.29%)
Trinity Industries Inc	5,400	91	Amphenol Corp	296,882	8,506

		10,181	Thomas & Betts Corp (a)	4,500	107

E-Commerce - Services (0.18%)					8,613

Expedia Inc (a)	48,024	457	Electronic Design Automation (0.13%)
IAC/InterActiveCorp (a)	37,976	637	Cadence Design Systems Inc (a)	21,700	88
Liberty Media Corp - Interactive (a)	25,900	126	Synopsys Inc (a)	41,908	766

		1,220			854

Electric - Integrated (12.89%)			Electronic Measurement Instruments (0.02%)
Alliant Energy Corp	33,780	992	Trimble Navigation Ltd (a)	7,300	150
American Electric Power Co Inc	319,228	10,416
CMS Energy Corp	232,126	2,379	Electronics - Military (0.12%)
Consolidated Edison Inc	75,250	3,260	L-3 Communications Holdings Inc	9,500	771
Constellation Energy Group Inc	11,290	273
DPL Inc	351,242	8,012	Engineering - Research & Development Services (0.03%)
Edison International	211,111	7,513	KBR Inc	14,711	218
Entergy Corp	150,631	11,757
Exelon Corp	15,900	862	Engines - Internal Combustion (0.01%)
			Cummins Inc	1,932	50
FirstEnergy Corp	121,752	6,351
FPL Group Inc	72,957	3,447	Entertainment Software (0.50%)
Great Plains Energy Inc	84,721	1,647	Activision Blizzard Inc (a)	268,704	3,348
Hawaiian Electric Industries Inc	42,300	1,126
MDU Resources Group Inc	65,874	1,200	Fiduciary Banks (1.13%)
NSTAR	14,351	474	Bank of New York Mellon Corp/The	11,300	368
OGE Energy Corp	41,984	1,146	Northern Trust Corp	90,747	5,110
PG&E Corp	185,241	6,793	State Street Corp	10,800	468
PPL Corp	344,598	11,310	Wilmington Trust Corp	54,053	1,560

Progress Energy Inc	39,067	1,538			7,506

Public Service Enterprise Group Inc	26,288	740	Finance - Auto Loans (0.05%)
SCANA Corp	25,786	849	AmeriCredit Corp (a)	59,400	348
Sierra Pacific Resources	109,900	911
TECO Energy Inc	2,900	34	Finance - Commercial (0.16%)
Wisconsin Energy Corp	30,305	1,318	CIT Group Inc	250,510	1,037
Xcel Energy Inc	78,000	1,359

		85,707	Finance - Consumer Loans (0.41%)

			SLM Corp (a)	253,729	2,707
Electronic Components - Miscellaneous (0.06%)
Garmin Ltd	5,200	117	Finance - Credit Card (0.11%)
Vishay Intertechnology Inc (a)	68,600	295	Discover Financial Services	61,245	750

		412

Electronic Components - Semiconductors (0.27%)			Finance - Investment Banker & Broker (0.47%)
Advanced Micro Devices Inc (a)	107,697	377	E*Trade Financial Corp (a)	99,060	180
International Rectifier Corp (a)	39,963	617	Jefferies Group Inc	55,311	876
			Lazard Ltd	58,151	1,754

See accompanying notes		439

Schedule of Investments
MidCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker			Gas - Distribution (continued)
(continued)			National Fuel Gas Co	54,962 $	1,989
Raymond James Financial Inc	14,200 $	331	Sempra Energy	73,649	3,137

		3,141	Vectren Corp	6,466	163

Finance - Other Services (0.43%)					7,449

CME Group Inc	1,100	310	Home Decoration Products (0.90%)
Nasdaq OMX Group, Inc (a)	79,290	2,574	Newell Rubbermaid Inc	435,239	5,985

		2,884

Financial Guarantee Insurance (0.25%)			Hospital Beds & Equipment (0.59%)
MBIA Inc	124,862	1,227	Hill-Rom Holdings Inc	32,991	751
MGIC Investment Corp	72,295	281	Kinetic Concepts Inc (a)	132,091	3,198

PMI Group Inc/The	64,292	160			3,949

		1,668	Hotels & Motels (0.02%)

Food - Canned (0.01%)			Starwood Hotels & Resorts Worldwide Inc	6,402	144
Del Monte Foods Co	15,613	99
			Human Resources (0.04%)
Food - Confectionery (0.08%)			Robert Half International Inc	14,300	270
JM Smucker Co/The	11,700	521
			Independent Power Producer (0.01%)
Food - Meat Products (0.11%)			Reliant Energy Inc (a)	10,837	57
Hormel Foods Corp	26,406	746
			Industrial Audio & Video Products (0.03%)
Food - Miscellaneous/Diversified (2.19%)			Dolby Laboratories Inc (a)	7,100	224
Campbell Soup Co	84,898	3,222
ConAgra Foods Inc	378,595	6,595	Industrial Automation & Robots (0.03%)
			Rockwell Automation Inc/DE	8,026	222
Corn Products International Inc	28,688	698
General Mills Inc	15,612	1,057	Industrial Gases (0.91%)
Kellogg Co	35,000	1,765	Air Products & Chemicals Inc	103,650	6,025
Kraft Foods Inc	7,200	210
McCormick & Co Inc/MD	17,400	586	Instruments - Scientific (0.49%)
Sara Lee Corp	36,447	407	Applied Biosystems Inc	18,401	567

		14,540	PerkinElmer Inc	149,334	2,679

Food - Retail (0.96%)					3,246

Safeway Inc	167,314	3,559	Insurance Brokers (2.70%)
SUPERVALU Inc	198,807	2,831	Aon Corp	142,505	6,028

		6,390	Brown & Brown Inc	32,342	664

Food - Wholesale & Distribution (0.09%)			Marsh & McLennan Cos Inc	217,279	6,371
Sysco Corp	24,024	629	Willis Group Holdings Ltd	186,293	4,888

					17,951

Forestry (0.66%)			Internet Infrastructure Software (0.02%)
Plum Creek Timber Co Inc	41,805	1,559	Akamai Technologies Inc (a)	11,400	164
Weyerhaeuser Co	74,334	2,841

		4,400	Internet Security (0.19%)

Funeral Services & Related Items (0.08%)			McAfee Inc (a)	4,000	130
Hillenbrand Inc	22,331	424	Symantec Corp (a)	90,100	1,134

Service Corp International/US	14,600	101			1,264

		525	Investment Companies (0.14%)

Gas - Distribution (1.12%)			Allied Capital Corp	45,995	336
Energen Corp	64,348	2,160

See accompanying notes

440

Schedule of Investments
MidCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Companies (continued)			Medical - HMO (0.88%)
American Capital Ltd	44,600 $	626	Coventry Health Care Inc (a)	28,768 $	379

		962	Health Net Inc (a)	65,182	840

Investment Management & Advisory Services (0.75%)			WellPoint Inc (a)	118,600	4,610

Ameriprise Financial Inc	21,104	456			5,829

Franklin Resources Inc	4,300	292	Medical - Hospitals (0.24%)
Invesco Ltd	284,696	4,245	Community Health Systems Inc (a)	8,800	180

		4,993	Health Management Associates Inc (a)	66,704	140

Leisure & Recreation Products (0.01%)			LifePoint Hospitals Inc (a)	45,352	1,087
Brunswick Corp/DE	21,400	74	Universal Health Services Inc	4,200	177

					1,584

Life & Health Insurance (1.26%)			Medical - Outpatient & Home Medical Care (0.11%)
Lincoln National Corp	100,374	1,730	Lincare Holdings Inc (a)	27,900	735
Protective Life Corp	21,400	179
StanCorp Financial Group Inc	9,466	323	Medical Information Systems (0.53%)
Torchmark Corp	81,987	3,424	Cerner Corp (a)	2,200	82
Unum Group	171,795	2,706	IMS Health Inc	238,181	3,415

		8,362			3,497

Machinery - Construction & Mining (0.03%)			Medical Instruments (0.60%)
Joy Global Inc	6,500	188	Beckman Coulter Inc	4,300	215
			Edwards Lifesciences Corp (a)	69,029	3,647
Machinery - General Industry (0.05%)			Techne Corp	2,300	159

Gardner Denver Inc (a)	8,100	207			4,021

IDEX Corp	4,900	114

		321	Medical Laboratory & Testing Service (1.37%)

			Covance Inc (a)	7,002	350
Machinery - Print Trade (0.02%)			Laboratory Corp of America Holdings (a)	142,406	8,757

Zebra Technologies Corp (a)	5,500	111			9,107

Machinery Tools & Related Products (0.06%)			Medical Products (0.60%)
Kennametal Inc	17,300	367	Cooper Cos Inc/The	10,993	181
			Hospira Inc (a)	38,470	1,070
Medical - Biomedical/Gene (0.45%)			Zimmer Holdings Inc (a)	59,440	2,760

Biogen Idec Inc (a)	13,600	579			4,011

Charles River Laboratories International Inc	17,900	641
(a)			Metal Processors & Fabrication (0.00%)
Genzyme Corp (a)	12,378	902	Timken Co	32	-
Invitrogen Corp (a)	29,536	850	Miscellaneous Manufacturers (0.02%)

		2,972	Aptargroup Inc	3,600	109

Medical - Drugs (0.30%)
Allergan Inc/United States	6,300	250	Motion Pictures & Services (0.22%)
Endo Pharmaceuticals Holdings Inc (a)	21,500	398	DreamWorks Animation SKG Inc (a)	52,910	1,487
Forest Laboratories Inc (a)	31,900	741
King Pharmaceuticals Inc (a)	68,263	600	Multi-Line Insurance (1.50%)

		1,989	Assurant Inc	94,977	2,420

			Cincinnati Financial Corp	105,921	2,753
Medical - Generic Drugs (0.26%)			Genworth Financial Inc	179,270	868
Barr Pharmaceuticals Inc (a)	10,100	649	Hanover Insurance Group Inc/The	7,400	290
Mylan Inc/PA (a)	129,900	1,113	HCC Insurance Holdings Inc	26,800	591

		1,762	Loews Corp	41,148	1,367

			Old Republic International Corp	33,985	313

See accompanying notes

441

Schedule of Investments
MidCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Multi-Line Insurance (continued)			Oil Company - Exploration & Production
Unitrin Inc	32,538 $	683	(continued)
XL Capital Ltd	72,935	708	Questar Corp	36,124 $	1,245

		9,993	Quicksilver Resources Inc (a)	4,600	48

			Range Resources Corp	153,850	6,496
Multimedia (0.95%)			St Mary Land & Exploration Co	30,767	766
Liberty Media Corp - Entertainment (a)	32,579	524	XTO Energy Inc	200	7

Meredith Corp	17,400	337			32,409

Viacom Inc (a)	268,740	5,434

		6,295	Oil Company - Integrated (0.15%)

			Hess Corp	17,075	1,028
Non-Ferrous Metals (0.08%)
Titanium Metals Corp	56,600	527	Oil Field Machinery & Equipment (0.42%)
			Dril-Quip Inc (a)	113,424	2,802
Non-Hazardous Waste Disposal (1.31%)
Allied Waste Industries Inc (a)	579,558	6,039	Oil Refining & Marketing (0.16%)
Republic Services Inc	113,940	2,700	Frontier Oil Corp	52,450	693

		8,739	Tesoro Corp	30,000	290

Office Automation & Equipment (0.17%)			Western Refining Inc	15,593	104

Pitney Bowes Inc	9,500	235			1,087

Xerox Corp	114,646	920	Paper & Related Products (0.74%)

		1,155	Domtar Corp (a)	62,561	155

Oil - Field Services (1.09%)			International Paper Co	137,243	2,363
BJ Services Co	85,500	1,099	MeadWestvaco Corp	20,139	283
Helix Energy Solutions Group Inc (a)	16,371	173	Rayonier Inc	63,411	2,098

SEACOR Holdings Inc (a)	4,530	304			4,899

Smith International Inc	155,948	5,377	Physician Practice Management (0.03%)
Superior Energy Services Inc (a)	6,700	143	Pediatrix Medical Group Inc (a)	4,400	170
Tetra Technologies Inc (a)	17,300	120

		7,216	Pipelines (1.20%)

			El Paso Corp	30,699	298
Oil & Gas Drilling (0.40%)			Oneok Inc	6,007	192
ENSCO International Inc	13,690	520
			Spectra Energy Corp	74,934	1,448
Hercules Offshore Inc (a)	11,500	84
			Williams Cos Inc	287,560	6,030

Nabors Industries Ltd (a)	27,637	397
					7,968

Pride International Inc (a)	15,000	282
Rowan Cos Inc	8,650	157	Power Converter & Supply Equipment (0.13%)
Transocean Inc	869	72	Hubbell Inc	23,200	832
Unit Corp (a)	30,690	1,152

		2,664	Private Corrections (0.18%)

			Corrections Corp of America (a)	61,388	1,173
Oil Company - Exploration & Production (4.87%)
Chesapeake Energy Corp	3,080	68	Property & Casualty Insurance (3.12%)
Cimarex Energy Co	13,599	550	Arch Capital Group Ltd (a)	68,834	4,801
Denbury Resources Inc (a)	32,000	407	Philadelphia Consolidated Holding Co (a)	4,600	269
EOG Resources Inc	85,748	6,939	Progressive Corp/The	485,668	6,931
Equitable Resources Inc	129,819	4,506	WR Berkley Corp	332,221	8,727

Forest Oil Corp (a)	16,700	488			20,728

Newfield Exploration Co (a)	333,995	7,675	Publishing - Newspapers (0.05%)
Noble Energy Inc	30,690	1,590	New York Times Co/The	32,714	327
Pioneer Natural Resources Co	30,330	844
Plains Exploration & Production Co (a)	27,674	780
See accompanying notes

442

Schedule of Investments
MidCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Quarrying (0.10%)			REITS - Hotels (continued)
Vulcan Materials Co	11,872 $	644	Host Hotels & Resorts Inc	121,381 $	1,255

					2,752

Racetracks (0.08%)
International Speedway Corp	16,873	530	REITS - Mortgage (0.01%)
			iStar Financial Inc	71,324	76
Real Estate Management & Services (0.15%)
Jones Lang LaSalle Inc	29,700	978	REITS - Office Property (1.39%)
			Alexandria Real Estate Equities Inc	70,656	4,912
Real Estate Operator & Developer (0.02%)			Boston Properties Inc	11,786	835
Forest City Enterprises Inc	10,400	124	Brandywine Realty Trust	167,400	1,446
			Douglas Emmett Inc	67,781	1,024
Regional Banks (1.01%)			HRPT Properties Trust	125,500	453
Comerica Inc	21,200	585	Mack-Cali Realty Corp	24,380	554

Fifth Third Bancorp	123,079	1,335			9,224

Huntington Bancshares Inc/OH	221,537	2,094
			REITS - Regional Malls (0.07%)
Keycorp	124,491	1,523	CBL & Associates Properties Inc	51,175	472
National City Corp	335,924	907
PNC Financial Services Group Inc	702	47	REITS - Shopping Centers (0.15%)
Wachovia Corp	34,233	219	Kimco Realty Corp	42,859	968

		6,710

Reinsurance (2.40%)			REITS - Storage (0.77%)
Endurance Specialty Holdings Ltd	17,000	514	Public Storage	62,972	5,132
Everest Re Group Ltd	85,942	6,420	Rental - Auto & Equipment (0.02%)
PartnerRe Ltd	86,733	5,871	Rent-A-Center Inc/TX (a)	4,862	71
RenaissanceRe Holdings Ltd	68,965	3,165	United Rentals Inc (a)	7,400	76

		15,970			147

REITS - Apartments (0.97%)			Research & Development (0.05%)
Apartment Investment & Management Co	9,045	132	Pharmaceutical Product Development Inc	11,700	362
AvalonBay Communities Inc	9,300	661
BRE Properties Inc	5,800	202	Retail - Apparel & Shoe (1.00%)
Camden Property Trust	6,500	219	Abercrombie & Fitch Co	7,776	225
Essex Property Trust Inc	53,995	5,254	American Eagle Outfitters Inc	111,623	1,241

		6,468	AnnTaylor Stores Corp (a)	23,200	292

REITS - Diversified (0.79%)			Foot Locker Inc	24,000	351
CapitalSource Inc	74,205	549	Gap Inc/The	51,200	662
Colonial Properties Trust	20,156	213	Ltd Brands Inc	67,100	804
Digital Realty Trust Inc	101,624	3,402	Phillips-Van Heusen Corp	5,300	130
Duke Realty Corp	17,400	246	Ross Stores Inc	90,952	2,973

Liberty Property Trust	24,500	584			6,678

Vornado Realty Trust	3,800	268	Retail - Auto Parts (0.77%)

		5,262	Autozone Inc (a)	29,688	3,779

REITS - Healthcare (1.10%)			O'Reilly Automotive Inc (a)	49,200	1,334

HCP Inc	192,290	5,755			5,113

Health Care REIT Inc	30,200	1,344	Retail - Automobile (0.19%)
Nationwide Health Properties Inc	7,000	209	AutoNation Inc (a)	105,239	723

		7,308	Copart Inc (a)	16,000	558

REITS - Hotels (0.41%)					1,281

Hospitality Properties Trust	147,500	1,497

See accompanying notes

443

Schedule of Investments
MidCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Bedding (0.16%)			Schools (continued)
Bed Bath & Beyond Inc (a)	41,700 $	1,075	ITT Educational Services Inc (a)	2,000 $	175

					550

Retail - Bookstore (0.02%)
Barnes & Noble Inc	7,100	134	Semiconductor Component - Integrated Circuits (0.13%)
			Linear Technology Corp	25,687	583
Retail - Building Products (0.02%)			Marvell Technology Group Ltd (a)	36,100	251

Lowe's Cos Inc	7,100	154			834

			Semiconductor Equipment (0.09%)
Retail - Consumer Electronics (0.05%)			Lam Research Corp (a)	22,400	501
RadioShack Corp	27,100	343	Teradyne Inc (a)	14,900	76

Retail - Discount (0.07%)					577

Family Dollar Stores Inc	13,621	366	Steel - Producers (0.21%)
HSN Inc (a)	19,130	118	Carpenter Technology Corp	73,076	1,323

		484	Steel Dynamics Inc	6,300	75

Retail - Drug Store (0.01%)					1,398

Rite Aid Corp (a)	81,500	40	Telecommunication Equipment (0.61%)
			CommScope Inc (a)	268,160	3,945
Retail - Mail Order (0.01%)			Tellabs Inc (a)	26,900	114

Williams-Sonoma Inc	6,000	50			4,059

Retail - Major Department Store (0.96%)			Telecommunication Services (0.53%)
JC Penney Co Inc	71,038	1,699	Embarq Corp	97,516	2,926
Sears Holdings Corp (a)	3,976	230	Virgin Media Inc	108,000	622

TJX Cos Inc	165,784	4,436			3,548

		6,365	Telephone - Integrated (0.14%)

Retail - Office Supplies (0.09%)			Level 3 Communications Inc (a)	34,950	37
Office Depot Inc (a)	55,800	201	Qwest Communications International Inc	321,281	919

OfficeMax Inc	47,662	384			956

		585	Television (0.02%)

Retail - Pet Food & Supplies (0.01%)			Central European Media Enterprises Ltd (a)	952	25
PetSmart Inc	3,600	71	Hearst-Argyle Television Inc	7,600	114

					139

Retail - Regional Department Store (0.82%)			Theaters (0.02%)
Kohl's Corp (a)	154,930	5,443	Regal Entertainment Group	9,674	124

Retirement & Aged Care (0.02%)			Tobacco (1.28%)
Brookdale Senior Living Inc	14,500	125	Lorillard Inc	53,612	3,531
Savings & Loans - Thrifts (2.08%)			Reynolds American Inc	50,609	2,478
Astoria Financial Corp	18,680	355	UST Inc	36,800	2,487

Hudson City Bancorp Inc	249,095	4,685			8,496

New York Community Bancorp Inc	84,046	1,316	Tools - Hand Held (0.07%)
People's United Financial Inc	331,000	5,793	Snap-On Inc	13,380	494
Sovereign Bancorp Inc	184,586	535
Washington Federal Inc	65,365	1,152	Toys (0.52%)

		13,836	Hasbro Inc	14,654	426

			Mattel Inc	203,443	3,056

Schools (0.08%)					3,482

Career Education Corp (a)	23,700	375

See accompanying notes

444

Schedule of Investments
MidCap Value Fund I
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Equipment & Leasing (0.07%)			Money Center Banks (continued)
Aircastle Ltd	31,100 $	216	Investment in Joint Trading Account;
GATX Corp	7,781	222	Morgan Stanley Repurchase Agreement;

			0.15%; dated 10/31/2008 maturing
		438	11/03/2008 (collateralized by Sovereign

Transport - Marine (0.16%)			Agency Issues; $16,716,000; 2.63% -
Frontline Ltd	11,500	366	4.63%; dated 09/09/09 - 06/12/15)	$ 16,229 $	16,229

Tidewater Inc	16,100	702			32,458

		1,068	TOTAL REPURCHASE AGREEMENTS	$ 32,458

Transport - Rail (0.57%)			Total Investments	$ 663,040
Burlington Northern Santa Fe Corp	12,900	1,149	Other Assets in Excess of Liabilities, Net - 0.30%		2,018

CSX Corp	22,667	1,036	TOTAL NET ASSETS - 100.00%	$ 665,058

Kansas City Southern (a)	23,886	737
Union Pacific Corp	13,500	902

		3,824	(a) Non-Income Producing Security

Transport - Services (0.97%)			Unrealized Appreciation (Depreciation)
Expeditors International of Washington Inc	10,500	343	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
FedEx Corp	19,100	1,248	of investments held by the fund as of the period end were as follows:
Ryder System Inc	122,282	4,845

		6,436	Unrealized Appreciation	$ 15,169

			Unrealized Depreciation		(257,770)

Transport - Truck (0.73%)			Net Unrealized Appreciation (Depreciation)		(242,601)
JB Hunt Transport Services Inc	19,000	540
			Cost for federal income tax purposes		905,641
Landstar System Inc	111,640	4,308	All dollar amounts are shown in thousands (000's)

		4,848

Travel Services (0.02%)			Portfolio Summary (unaudited)

Interval Leisure Group Inc (a)	19,230	140	Sector		Percent

			Financial		32.22%
Vitamins & Nutrition Products (0.11%)			Consumer, Non-cyclical		15.83%
Herbalife Ltd	30,870	754	Utilities		14.04%
			Industrial		9.23%
Water (0.02%)			Consumer, Cyclical		9.20%
			Energy		8.30%
Aqua America Inc	7,041	127	Basic Materials		4.36%
			Communications		3.32%
Water Treatment Systems (0.07%)			Technology		3.20%
Nalco Holding Co	31,500	445	Other Assets in Excess of Liabilities, Net		0.30%

			TOTAL NET ASSETS		100.00%

Wireless Equipment (0.14%)
Crown Castle International Corp (a)	42,500	900

TOTAL COMMON STOCKS	$ 630,582

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (4.88%)
Money Center Banks (4.88%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%;
dated 10/31/2008 maturing 11/03/2008
(collateralized by Sovereign Agency
Issues; $16,716,000; 2.75% - 5.38%; dated
11/28/08 - 02/13/17)	$ 16,229 $	16,229

See accompanying notes

445

Schedule of Investments MidCap Value Fund II October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.46%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.13%)			Cellular Telecommunications (0.13%)
Ceradyne Inc (a)	16,600 $	390	US Cellular Corp (a)	10,800 $	414

Aerospace & Defense (0.03%)			Chemicals - Diversified (0.26%)
Empresa Brasileira de Aeronautica SA ADR	4,078	85	Olin Corp	44,600	810

Agricultural Operations (1.00%)			Chemicals - Specialty (1.85%)
Bunge Ltd	80,500	3,092	Ashland Inc	110,800	2,503
			Eastman Chemical Co	51,800	2,092
Apparel Manufacturers (0.59%)			HB Fuller Co	64,400	1,138

Columbia Sportswear Co	40,100	1,479			5,733

Jones Apparel Group Inc	12,700	141
Quiksilver Inc (a)	82,800	214	Commercial Banks (6.07%)

		1,834	Bancorpsouth Inc	31,100	755

			Bank of Hawaii Corp	3,000	152
Appliances (0.10%)			City National Corp/CA	60,200	3,222
Whirlpool Corp	6,905	322	Commerce Bancshares Inc	63,000	2,979
			East West Bancorp Inc	13,700	238
Auto - Car & Light Trucks (0.39%)
			First Horizon National Corp	384,000	4,573
General Motors Corp	206,431	1,193
			M&T Bank Corp	14,400	1,168
Auto/Truck Parts & Equipment - Original (1.12%)			NBT Bancorp Inc	11,000	307
Autoliv Inc	84,378	1,802	United Bankshares Inc	40,300	1,286
Lear Corp (a)	199,500	401	Webster Financial Corp	121,600	2,254
TRW Automotive Holdings Corp (a)	158,200	1,000	Westamerica Bancorporation	22,700	1,300
WABCO Holdings Inc	14,300	263	Zions Bancorporation	14,600	556

		3,466			18,790

Beverages - Non-Alcoholic (0.99%)			Commercial Services (0.46%)
Coca-Cola Enterprises Inc	264,146	2,655	Convergys Corp (a)	186,400	1,433
Dr Pepper Snapple Group Inc (a)	12,600	288
Pepsi Bottling Group Inc	4,700	109	Commercial Services - Finance (0.50%)

			Deluxe Corp	81,600	992
		3,052

			Lender Processing Services Inc	12,150	280
Beverages - Wine & Spirits (0.15%)			Moody's Corp	11,200	287

Constellation Brands Inc (a)	36,031	452			1,559

Building - Heavy Construction (0.31%)			Computer Services (1.06%)
Chicago Bridge & Iron Co NV	22,296	276	Affiliated Computer Services Inc (a)	12,700	521
Granite Construction Inc	12,500	446	Computer Sciences Corp (a)	69,600	2,099
Perini Corp (a)	12,100	230	Unisys Corp (a)	430,463	654

		952			3,274

Building - Residential & Commercial (1.23%)			Computers (0.82%)
Centex Corp	238,000	2,916	Sun Microsystems Inc (a)	554,700	2,552
NVR Inc (a)	1,051	515
Ryland Group Inc	20,300	381	Computers - Memory Devices (0.41%)

			Seagate Technology	187,300	1,268
		3,812

Casino Hotels (0.58%)			Computers - Peripheral Equipment (0.96%)
Ameristar Casinos Inc	52,452	483	Lexmark International Inc (a)	115,500	2,983
Boyd Gaming Corp	194,504	1,323

		1,806	Consumer Products - Miscellaneous (1.19%)

			Jarden Corp (a)	143,200	2,549

See accompanying notes

446

Schedule of Investments
MidCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Consumer Products - Miscellaneous (continued)			Electronic Components - Miscellaneous
Scotts Miracle-Gro Co/The	43,300 $	1,131	(continued)

		3,680	Vishay Intertechnology Inc (a)	184,300 $	795

					2,986

Containers - Paper & Plastic (0.19%)
Smurfit-Stone Container Corp (a)	436,300	589	Electronic Components - Semiconductors (0.19%)
			Amkor Technology Inc (a)	66,300	269
Distribution & Wholesale (2.00%)			International Rectifier Corp (a)	19,659	304

Ingram Micro Inc (a)	184,600	2,461			573

Scansource Inc (a)	23,800	472	Electronic Design Automation (0.04%)
Tech Data Corp (a)	24,732	530	Cadence Design Systems Inc (a)	27,100	110
United Stationers Inc (a)	31,900	1,193
WESCO International Inc (a)	77,202	1,535	Electronic Parts Distribution (0.82%)

		6,191	Avnet Inc (a)	151,088	2,529

Diversified Banking Institutions (0.09%)			Electronics - Military (0.05%)
Morgan Stanley	16,700	292	L-3 Communications Holdings Inc	1,900	154

Diversified Manufacturing Operations (0.60%)			Engineering - Research & Development Services (0.65%)
AO Smith Corp	34,700	1,095	KBR Inc	127,000	1,885
Eaton Corp	10,145	452	McDermott International Inc (a)	7,700	132

Trinity Industries Inc	19,200	324			2,017

		1,871

			Fiduciary Banks (0.83%)
Diversified Minerals (0.05%)			Northern Trust Corp	17,700	997
Teck Cominco Ltd	14,900	146	Wilmington Trust Corp	54,300	1,567

Electric - Integrated (11.00%)					2,564

Alliant Energy Corp	42,100	1,237	Finance - Credit Card (1.38%)
American Electric Power Co Inc	20,800	679	Discover Financial Services	347,654	4,259
Avista Corp	58,400	1,160
CMS Energy Corp	245,600	2,517	Finance - Investment Banker & Broker (1.17%)
Consolidated Edison Inc	106,300	4,605	Investment Technology Group Inc (a)	82,804	1,690
DPL Inc	17,596	401	Jefferies Group Inc	39,800	630
DTE Energy Co	98,800	3,488	Piper Jaffray Cos (a)	33,000	1,302

Edison International	5,712	203			3,622

El Paso Electric Co (a)	13,500	250	Food - Confectionery (1.19%)
Entergy Corp	4,400	343	Hershey Co/The	99,300	3,698
FirstEnergy Corp	12,100	631
Integrys Energy Group Inc	67,000	3,189	Food - Meat Products (0.91%)
Northeast Utilities	70,700	1,595	Hormel Foods Corp	95,700	2,705
NSTAR	19,900	658	Smithfield Foods Inc (a)	11,600	122

Otter Tail Corp	32,600	765			2,827

Pepco Holdings Inc	156,455	3,231	Food - Miscellaneous/Diversified (1.59%)
Pinnacle West Capital Corp	80,500	2,548	Chiquita Brands International Inc (a)	95,300	1,301
Portland General Electric Co	109,500	2,247	ConAgra Foods Inc	18,800	327
PPL Corp	13,700	450	Sara Lee Corp	296,030	3,310

TECO Energy Inc	214,119	2,471			4,938

Xcel Energy Inc	80,700	1,406	Food - Retail (1.69%)

		34,074	Safeway Inc	123,400	2,625

Electronic Components - Miscellaneous (0.96%)			SUPERVALU Inc	182,400	2,597
Jabil Circuit Inc	260,547	2,191

See accompanying notes

447

Schedule of Investments
MidCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Retail (continued)			Medical - Drugs (1.74%)
Winn-Dixie Stores Inc (a)	300 $	5	Forest Laboratories Inc (a)	107,900 $	2,507

		5,227	King Pharmaceuticals Inc (a)	306,300	2,692

Footwear & Related Apparel (0.15%)			Shire PLC ADR	4,420	174

Timberland Co (a)	39,600	479			5,373

			Medical - HMO (1.97%)
Gas - Distribution (5.14%)			Aetna Inc	9,605	239
Atmos Energy Corp	136,901	3,323	AMERIGROUP Corp (a)	65,100	1,628
Laclede Group Inc/The	4,165	218	Centene Corp (a)	22,000	414
New Jersey Resources Corp	49,700	1,851	Cigna Corp	10,700	174
Nicor Inc	68,600	3,170	Coventry Health Care Inc (a)	9,381	124
NiSource Inc	129,500	1,678	Health Net Inc (a)	144,599	1,862
Northwest Natural Gas Co	28,000	1,425	Magellan Health Services Inc (a)	44,600	1,648

Southwest Gas Corp	56,300	1,470			6,089

UGI Corp	69,905	1,669
WGL Holdings Inc	34,800	1,120	Medical - Hospitals (0.24%)

		15,924	Universal Health Services Inc	17,900	753

Home Furnishings (0.17%)			Medical - Nursing Homes (0.04%)
Ethan Allen Interiors Inc	30,200	540	Kindred Healthcare Inc (a)	8,000	116

Hotels & Motels (0.53%)			Medical - Wholesale Drug Distribution (0.83%)
Choice Hotels International Inc	17,589	481	AmerisourceBergen Corp	81,700	2,555
Wyndham Worldwide Corp	140,900	1,154

		1,635	Medical Products (0.05%)

			Covidien Ltd	3,500	155
Human Resources (0.67%)
Manpower Inc	66,300	2,064	Metal - Aluminum (0.51%)
			Century Aluminum Co (a)	89,700	1,128
Independent Power Producer (0.69%)			Kaiser Aluminum Corp	13,300	446

Dynegy Inc (a)	79,000	288			1,574

NRG Energy Inc (a)	19,686	458
Reliant Energy Inc (a)	263,700	1,384	Metal - Diversified (0.09%)

		2,130	Freeport-McMoRan Copper & Gold Inc	9,200	268

Insurance Brokers (0.93%)			Metal - Iron (0.07%)
Arthur J Gallagher & Co	118,300	2,882	Cliffs Natural Resources Inc	7,800	211

Investment Management & Advisory Services (0.24%)			Metal Processors & Fabrication (0.07%)
Invesco Ltd	32,600	486	Commercial Metals Co	19,900	221
Legg Mason Inc	11,100	246

		732	Motorcycle/Motor Scooter (0.06%)

			Harley-Davidson Inc	7,564	185
Life & Health Insurance (0.45%)
Conseco, Inc. (a)	176,200	328	Multi-Line Insurance (0.93%)
Protective Life Corp	53,600	447	American Financial Group Inc/OH	72,300	1,643
StanCorp Financial Group Inc	17,700	603	Assurant Inc	15,100	385

		1,378	CNA Financial Corp	54,000	840

Machinery - Construction & Mining (0.74%)					2,868

Terex Corp (a)	137,106	2,288	Multimedia (0.15%)
			McGraw-Hill Cos Inc/The	17,400	467
Machinery - General Industry (0.55%)
Gardner Denver Inc (a)	66,600	1,706

See accompanying notes

448

Schedule of Investments
MidCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Networking Products (0.13%)			Property & Casualty Insurance (continued)
Anixter International Inc (a)	11,700 $	393	First American Corp	102,700 $	2,096
			Harleysville Group Inc	14,219	449
Office Furnishings - Original (0.96%)			OneBeacon Insurance Group Ltd	36,775	507
Herman Miller Inc	77,500	1,705	WR Berkley Corp	31,500	828

Steelcase Inc	136,600	1,270			7,558

		2,975

			Publishing - Books (0.30%)
Oil - Field Services (1.77%)			Scholastic Corp	50,000	928
BJ Services Co	245,000	3,148
Oceaneering International Inc (a)	6,600	186	Publishing - Newspapers (1.11%)
Oil States International Inc (a)	93,400	2,161	Gannett Co Inc	265,500	2,921

		5,495	New York Times Co/The	50,922	509

Oil & Gas Drilling (0.43%)					3,430

Noble Corp	6,600	213	Racetracks (0.44%)
Parker Drilling Co (a)	221,000	1,131	International Speedway Corp	43,450	1,364

		1,344

			Regional Banks (1.33%)
Oil Company - Exploration & Production (4.63%)			Huntington Bancshares Inc/OH	380,902	3,600
Apache Corp	3,300	272	Keycorp	27,400	335
Cabot Oil & Gas Corp	89,600	2,515	National City Corp	71,100	192

Cimarex Energy Co	85,100	3,443			4,127

Denbury Resources Inc (a)	19,814	252
Mariner Energy Inc (a)	79,276	1,141	Reinsurance (3.45%)
Noble Energy Inc	5,200	270	Allied World Assurance Co Holdings Ltd	42,300	1,356
Rosetta Resources Inc (a)	53,500	564	Endurance Specialty Holdings Ltd	59,400	1,796
Southwestern Energy Co (a)	11,774	419	PartnerRe Ltd	61,957	4,194
St Mary Land & Exploration Co	32,400	806	Reinsurance Group of America Inc	14,000	523
Stone Energy Corp (a)	63,800	1,936	RenaissanceRe Holdings Ltd	54,000	2,479
Swift Energy Co (a)	56,300	1,806	Transatlantic Holdings Inc	8,100	347

Talisman Energy Inc	29,480	297			10,695

Whiting Petroleum Corp (a)	9,000	468	REITS - Apartments (0.55%)
XTO Energy Inc	4,473	161	Apartment Investment & Management Co	115,411	1,688

		14,350

			REITS - Diversified (0.35%)
Oil Field Machinery & Equipment (0.50%)			Colonial Properties Trust	48,262	509
Complete Production Services Inc (a)	105,600	1,308
			Duke Realty Corp	23,200	327
National Oilwell Varco Inc (a)	8,400	251

			Lexington Realty Trust	6,200	50
		1,559

			Vornado Realty Trust	2,700	190

Oil Refining & Marketing (0.09%)					1,076

Sunoco Inc	8,626	263
			REITS - Healthcare (0.05%)
Paper & Related Products (1.49%)			Ventas Inc	4,000	144
Domtar Corp (a)	692,049	1,716
			REITS - Hotels (0.54%)
International Paper Co	87,400	1,505
			Hospitality Properties Trust	165,500	1,680
Potlatch Corp	42,200	1,402

		4,623	REITS - Mortgage (1.41%)

Photo Equipment & Supplies (0.78%)			Annaly Capital Management Inc	314,100	4,366
Eastman Kodak Co	263,100	2,415
			REITS - Office Property (1.50%)
Property & Casualty Insurance (2.44%)			Brandywine Realty Trust	209,600	1,811
Arch Capital Group Ltd (a)	52,724	3,678

See accompanying notes

449

Schedule of Investments
MidCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Office Property (continued)			Savings & Loans - Thrifts (0.95%)
Mack-Cali Realty Corp	124,800 $	2,835	Astoria Financial Corp	155,400 $	2,956

		4,646

			Semiconductor Component - Integrated Circuits (0.27%)
REITS - Regional Malls (0.46%)			Emulex Corp (a)	87,600	832
CBL & Associates Properties Inc	155,100	1,432
			Steel - Producers (0.60%)
REITS - Shopping Centers (0.50%)			Steel Dynamics Inc	138,600	1,652
Developers Diversified Realty Corp	17,075	225	United States Steel Corp	5,300	196

Inland Real Estate Corp	35,900	411			1,848

Regency Centers Corp	22,900	904

		1,540	Telecommunication Equipment (1.98%)

			ADC Telecommunications Inc (a)	310,705	1,970
REITS - Warehouse & Industrial (1.04%)			Arris Group Inc (a)	42,218	291
AMB Property Corp	30,500	733	Plantronics Inc	51,300	741
First Industrial Realty Trust Inc	60,500	625	Tellabs Inc (a)	738,150	3,130

Prologis	132,000	1,848			6,132

		3,206

			Telephone - Integrated (1.04%)
Rental - Auto & Equipment (0.52%)			CenturyTel Inc	20,200	507
Avis Budget Group Inc (a)	250,600	411	Frontier Communications Corp	182,511	1,389
United Rentals Inc (a)	118,324	1,213	Telephone & Data Systems Inc	49,010	1,316

		1,624			3,212

Retail - Apparel & Shoe (0.25%)			Television (1.03%)
AnnTaylor Stores Corp (a)	61,991	779	CBS Corp	292,600	2,841
Retail - Automobile (0.09%)			Hearst-Argyle Television Inc	23,053	345

Penske Auto Group Inc	34,400	282			3,186

			Transport - Marine (0.23%)
Retail - Bookstore (0.69%)			Ship Finance International Ltd	23,703	323
Barnes & Noble Inc	113,400	2,141	Tidewater Inc	8,800	384

					707

Retail - Drug Store (0.04%)
Rite Aid Corp (a)	240,799	117	Transport - Truck (0.53%)
			Arkansas Best Corp	46,200	1,349
Retail - Hair Salons (0.24%)			YRC Worldwide Inc (a)	66,200	303

Regis Corp	59,900	741			1,652

Retail - Major Department Store (0.13%)			Vitamins & Nutrition Products (0.17%)
JC Penney Co Inc	17,000	407	NBTY Inc (a)	22,100	516

Retail - Office Supplies (1.19%)			Web Portals (0.11%)
Office Depot Inc (a)	544,127	1,959	United Online Inc	47,000	348

OfficeMax Inc	213,440	1,718	TOTAL COMMON STOCKS	$ 307,938

		3,677		Principal

Retail - Regional Department Store (0.30%)				Amount	Value
				(000's)	(000's)

Dillard's Inc	82,600	440
Macy's Inc	39,200	482	REPURCHASE AGREEMENTS (0.27%)

		922	Money Center Banks (0.27%)

			Investment in Joint Trading Account; Bank
Retail - Restaurants (0.11%)			of America Repurchase Agreement; 0.15%;
Darden Restaurants Inc	15,800	350	dated 10/31/2008 maturing 11/03/2008
			(collateralized by Sovereign Agency
			Issues; $434,000; 2.75% - 5.38%; dated
			11/28/08 - 02/13/17)	$ 421 $	422

See accompanying notes

450

Schedule of Investments MidCap Value Fund II October 31, 2008

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $434,000; 2.63% - 4.63%;
dated 09/09/09 - 06/12/15)	$ 421 $	421

843

TOTAL REPURCHASE AGREEMENTS	$ 843

Total Investments	$ 308,781
Other Assets in Excess of Liabilities, Net - 0.27%		851

TOTAL NET ASSETS - 100.00%	$ 309,632

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 3,881
Unrealized Depreciation	(165,646)

Net Unrealized Appreciation (Depreciation)	(161,765)
Cost for federal income tax purposes	470,546
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	26.92%
Utilities	16.84%
Consumer, Non-cyclical	15.05%
Consumer, Cyclical	12.21%
Energy	7.43%
Industrial	6.64%
Communications	5.98%
Basic Materials	4.91%
Technology	3.75%
Other Assets in Excess of Liabilities, Net	0.27%

TOTAL NET ASSETS	100.00%

See accompanying notes

451

Schedule of Investments MidCap Value Fund III October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.62%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (1.20%)			Chemicals - Specialty (continued)
Alliant Techsystems Inc (a)	2,756 $	227	Lubrizol Corp	9,009 $	338
Goodrich Corp	20,400	746	Sigma-Aldrich Corp	3,493	153

		973			611

Agricultural Chemicals (0.10%)			Coal (0.14%)
Intrepid Potash Inc (a)	3,859	84	Massey Energy Co	4,780	110

Airlines (0.63%)			Coatings & Paint (1.16%)
Copa Holdings SA	4,700	119	Sherwin-Williams Co/The	13,800	785
Southwest Airlines Co	33,238	392	Valspar Corp	7,600	156

		511			941

Apparel Manufacturers (1.47%)			Commercial Banks (3.30%)
Hanesbrands Inc (a)	43,400	758	Bancorpsouth Inc	17,100	415
VF Corp	7,906	436	Bank of Hawaii Corp	7,906	401

		1,194	BOK Financial Corp	5,239	251

Applications Software (0.27%)			Commerce Bancshares Inc	10,012	473
Compuware Corp (a)	34,753	222	Cullen/Frost Bankers Inc	8,181	458
			Fulton Financial Corp	26,846	282
Auto - Car & Light Trucks (0.10%)			Valley National Bancorp	21,045	400

Ford Motor Co (a)	20,211	44			2,680

General Motors Corp	7,000	41	Computer Services (1.49%)

		85	Affiliated Computer Services Inc (a)	5,607	230

Auto/Truck Parts & Equipment - Original (0.31%)			Computer Sciences Corp (a)	32,500	980

BorgWarner Inc	11,124	250			1,210

			Computers - Integrated Systems (0.65%)
Beverages - Non-Alcoholic (1.36%)
			Brocade Communications Systems Inc (a)	36,572	138
Dr Pepper Snapple Group Inc (a)	22,525	516
			NCR Corp (a)	13,674	250
Pepsi Bottling Group Inc	13,238	306
			Teradata Corp (a)	9,193	141

PepsiAmericas Inc	15,077	285

					529

		1,107

			Computers - Memory Devices (0.16%)
Broadcasting Services & Programming (0.26%)
			Seagate Technology	19,490	132
Discovery Communications Inc - C Shares (a)	9,238	123
Liberty Global Inc - A Shares (a)	5,423	89	Consulting Services (0.15%)

		212	Genpact Ltd (a)	15,077	118

Building - Residential & Commercial (0.23%)
NVR Inc (a)	228	112	Consumer Products - Miscellaneous (0.23%)
Pulte Homes Inc	6,986	78	Jarden Corp (a)	10,388	185

		190

			Containers - Metal & Glass (0.47%)
Cable TV (0.40%)			Crown Holdings Inc (a)	8,300	168
Cablevision Systems Corp	18,203	323	Owens-Illinois Inc (a)	9,238	211

					379

Casino Services (1.42%)
International Game Technology	82,400	1,154	Containers - Paper & Plastic (0.49%)
			Packaging Corp of America	7,078	119
Chemicals - Diversified (0.40%)			Sonoco Products Co	10,953	276

FMC Corp	7,538	328			395

			Cruise Lines (0.76%)
Chemicals - Specialty (0.75%)
			Royal Caribbean Cruises Ltd	45,800	621
Cytec Industries Inc	4,228	120

See accompanying notes

452

Schedule of Investments MidCap Value Fund III October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (0.72%)			Finance - Other Services (0.33%)
Genuine Parts Co	13,146 $	517	MF Global Ltd (a)	7,146 $	28
WESCO International Inc (a)	3,500	70	Nasdaq OMX Group, Inc (a)	7,447	242

		587			270

Diversified Manufacturing Operations (2.67%)			Financial Guarantee Insurance (0.19%)
Dover Corp	5,791	184	MBIA Inc	15,537	153
Eaton Corp	23,976	1,069
ITT Corp	19,300	859	Food - Confectionery (0.20%)
SPX Corp	1,377	53	JM Smucker Co/The	3,677	164

		2,165

			Food - Miscellaneous/Diversified (1.60%)
E-Commerce - Services (0.17%)			Campbell Soup Co	8,273	314
Expedia Inc (a)	14,158	135	Corn Products International Inc	11,100	270
			HJ Heinz Co	8,181	359
Electric - Integrated (9.57%)			Sara Lee Corp	31,587	353

American Electric Power Co Inc	25,099	819			1,296

CMS Energy Corp	25,559	262
Edison International	21,881	779	Food - Retail (0.51%)
Hawaiian Electric Industries Inc	12,686	338	Safeway Inc	19,582	416
MDU Resources Group Inc	40,500	737
			Funeral Services & Related Items (0.71%)
Northeast Utilities	13,397	302
			Service Corp International/US	83,114	573
OGE Energy Corp	16,089	439
PG&E Corp	18,400	675	Gas - Distribution (2.23%)
Pinnacle West Capital Corp	31,600	1,000	Centerpoint Energy Inc	76,000	876
Progress Energy Inc	12,595	496	Sempra Energy	14,986	638
SCANA Corp	9,900	326	UGI Corp	12,319	294

Xcel Energy Inc	92,000	1,603			1,808

		7,776

			Hospital Beds & Equipment (0.85%)
Electric Products - Miscellaneous (0.12%)			Hill-Rom Holdings Inc	30,500	694
Ametek Inc	2,883	96
			Human Resources (0.57%)
Electronic Components - Semiconductors (0.20%)			Hewitt Associates Inc (a)	5,699	159
QLogic Corp (a)	13,422	161	Manpower Inc	9,745	303

					462

Electronics - Military (1.93%)
L-3 Communications Holdings Inc	19,352	1,571	Instruments - Scientific (0.35%)
			Applied Biosystems Inc	9,297	287
Enterprise Software & Services (0.37%)
CA Inc	16,916	301	Insurance Brokers (2.58%)
			Aon Corp (b)	20,187	854
Fiduciary Banks (0.29%)			Marsh & McLennan Cos Inc	5,056	148
Northern Trust Corp	4,218	237	Willis Group Holdings Ltd	41,600	1,092

					2,094

Finance - Commercial (0.43%)
CIT Group Inc	83,500	346	Internet Security (0.35%)
			McAfee Inc (a)	8,734	284
Finance - Consumer Loans (0.95%)
SLM Corp (a)	72,600	775	Investment Companies (0.19%)
			American Capital Ltd	10,800	152
Finance - Investment Banker & Broker (0.17%)
TD Ameritrade Holding Corp (a)	10,663	142	Investment Management & Advisory Services (0.33%)
			Ameriprise Financial Inc	12,412	268

See accompanying notes

453

Schedule of Investments
MidCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (0.81%)			Networking Products (0.26%)
Lincoln National Corp	13,422 $	231	Juniper Networks Inc (a)	11,400 $	214
Unum Group	27,306	430

		661	Non-Hazardous Waste Disposal (0.54%)

			Allied Waste Industries Inc (a)	42,293	441
Machinery - Construction & Mining (0.11%)
Bucyrus International Inc	3,585	86	Office Automation & Equipment (0.43%)
			Pitney Bowes Inc	14,100	349
Machinery - Farm (0.24%)
AGCO Corp (a)	6,067	191	Office Supplies & Forms (1.33%)
			Avery Dennison Corp	30,900	1,082
Machinery - Pumps (0.18%)
Flowserve Corp	2,572	146	Oil - Field Services (0.17%)
			Oil States International Inc (a)	5,800	134
Machinery Tools & Related Products (0.10%)
Lincoln Electric Holdings Inc	1,929	83	Oil & Gas Drilling (0.64%)
			ENSCO International Inc	4,411	168
Medical - Biomedical/Gene (0.25%)			Helmerich & Payne Inc	10,204	350

Invitrogen Corp (a)	6,986	201			518

Medical - Drugs (0.33%)			Oil Company - Exploration & Production (1.75%)
Forest Laboratories Inc (a)	11,491	267	Cimarex Energy Co	11,400	461
			Noble Energy Inc	10,663	553
Medical - HMO (1.54%)			Questar Corp	11,767	405

Cigna Corp	35,537	579			1,419

Coventry Health Care Inc (a)	36,900	487
Humana Inc (a)	6,343	188	Oil Company - Integrated (1.06%)

		1,254	Murphy Oil Corp	17,000	861

Medical - Hospitals (0.20%)			Oil Field Machinery & Equipment (0.23%)
LifePoint Hospitals Inc (a)	6,803	163	National Oilwell Varco Inc (a)	6,117	183

Medical - Wholesale Drug Distribution (0.28%)			Paper & Related Products (0.54%)
AmerisourceBergen Corp	7,262	227	Domtar Corp (a)	39,167	97
			International Paper Co	20,042	345

Medical Laboratory & Testing Service (1.48%)					442

Quest Diagnostics Inc	25,628	1,199
			Pharmacy Services (2.36%)
Motion Pictures & Services (0.24%)			Express Scripts Inc (a)	2,298	139
DreamWorks Animation SKG Inc (a)	7,078	199	Omnicare Inc	64,524	1,779

					1,918

Multi-Line Insurance (1.46%)			Pipelines (2.56%)
American Financial Group Inc/OH	14,802	336	El Paso Corp	97,500	946
Assurant Inc	9,561	244	Spectra Energy Corp	58,710	1,135

HCC Insurance Holdings Inc	13,238	292			2,081

MetLife Inc	7,355	244
XL Capital Ltd	6,900	67	Property & Casualty Insurance (0.95%)

		1,183	Arch Capital Group Ltd (a)	7,078	494

			Philadelphia Consolidated Holding Co (a)	4,780	279

Multimedia (0.49%)					773

EW Scripps Co	41,500	193
McGraw-Hill Cos Inc/The	7,629	205	Reinsurance (2.94%)

		398	Allied World Assurance Co Holdings Ltd	7,721	247

			Axis Capital Holdings Ltd	49,318	1,404
			PartnerRe Ltd	4,596	311

See accompanying notes

454

Schedule of Investments
MidCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Reinsurance (continued)			Savings & Loans - Thrifts (continued)
Reinsurance Group of America Inc	7,355 $	275	Hudson City Bancorp Inc	30,524 $	574
Transatlantic Holdings Inc	3,585	154	New York Community Bancorp Inc	34,800	545

		2,391	People's United Financial Inc	85,236	1,492

REITS - Apartments (1.06%)					2,911

AvalonBay Communities Inc	7,078	502	Steel - Producers (0.37%)
Essex Property Trust Inc	3,677	358	Reliance Steel & Aluminum Co	6,434	161

		860	Steel Dynamics Inc	11,675	139

REITS - Diversified (0.24%)					300

Digital Realty Trust Inc	5,883	197	Telecommunication Equipment (0.21%)
			Harris Corp	4,697	169
REITS - Healthcare (0.85%)
Nationwide Health Properties Inc	11,300	337	Telecommunication Services (0.39%)
Ventas Inc	9,755	352	Embarq Corp	10,572	317

		689

			Telephone - Integrated (0.62%)
REITS - Mortgage (2.37%)			CenturyTel Inc	11,767	295
Annaly Capital Management Inc	138,553	1,926	Windstream Corp	27,306	205

REITS - Office Property (1.13%)					500

Alexandria Real Estate Equities Inc	3,768	262	Theaters (0.21%)
Boston Properties Inc	9,285	658	Regal Entertainment Group	13,146	169

		920

			Tobacco (4.96%)
REITS - Regional Malls (0.18%)			Lorillard Inc	30,167	1,987
Simon Property Group Inc	2,205	148	Reynolds American Inc	29,400	1,439
REITS - Shopping Centers (0.84%)			UST Inc	8,900	602

Federal Realty Investment Trust	6,252	383			4,028

Regency Centers Corp	7,629	301	Tools - Hand Held (1.89%)

		684	Black & Decker Corp	2,700	137

REITS - Warehouse & Industrial (0.07%)			Snap-On Inc	11,583	428
Prologis	3,768	53	Stanley Works/The	29,600	969

					1,534

Retail - Apparel & Shoe (0.46%)			Toys (0.57%)
Gap Inc/The	28,869	374	Hasbro Inc	15,905	462

Retail - Auto Parts (1.08%)			Transport - Rail (0.10%)
Advance Auto Parts Inc	28,000	874	CSX Corp	1,838	84

Retail - Computer Equipment (1.48%)			Transport - Services (1.01%)
GameStop Corp (a)	43,910	1,203	Ryder System Inc	20,600	816

Retail - Consumer Electronics (0.18%)			Vitamins & Nutrition Products (0.35%)
RadioShack Corp	11,583	147	Herbalife Ltd	3,952	96
			NBTY Inc (a)	7,906	185

Retail - Discount (2.47%)
					281
BJ's Wholesale Club Inc (a)	10,296	362

Family Dollar Stores Inc	60,965	1,641	TOTAL COMMON STOCKS	$ 78,470

		2,003

Savings & Loans - Thrifts (3.58%)
Astoria Financial Corp	15,800	300

See accompanying notes

455

Schedule of Investments MidCap Value Fund III October 31, 2008

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (2.47%)
Commercial Paper (2.47%)
Investment in Joint Trading Account; HSBC
Funding
0.25%, 11/ 3/2008	$ 1,005 $	1,005
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	1,004	1,004

		2,009

TOTAL SHORT TERM INVESTMENTS		$ 2,009

REPURCHASE AGREEMENTS (0.02%)
Money Center Banks (0.02%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%;
dated 10/31/2008 maturing 11/03/2008
(collateralized by Sovereign Agency
Issues; $13,000; 2.75% - 5.38%; dated
11/28/08 - 02/13/17)	$ 13 $	13

TOTAL REPURCHASE AGREEMENTS		$ 13

Total Investments		$ 80,492
Other Assets in Excess of Liabilities, Net - 0.89%		719

TOTAL NET ASSETS - 100.00%		$ 81,211

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin
	requirements for futures contracts. At the end of the period, the value of
	these securities totaled $317 or 0.39% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 2,658
Unrealized Depreciation		(28,373)

Net Unrealized Appreciation (Depreciation)		(25,715)
Cost for federal income tax purposes		106,207
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Financial		27.75%
Consumer, Non-cyclical		19.25%
Consumer, Cyclical		12.34%
Utilities		11.80%
Industrial		11.39%
Energy		6.53%
Technology		3.58%
Basic Materials		3.33%
Communications		3.14%
Other Assets in Excess of Liabilities, Net		0.89%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		1.75%

See accompanying notes

456

Schedule of Investments
MidCap Value Fund III
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

MidCap 400; December 2008	Buy	5	$ 1,385	$ 1,421	$ 36
All dollar amounts are shown in thousands (000's)

See accompanying notes

457

Schedule of Investments
Money Market Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (88.04%)			COMMERCIAL PAPER (continued)
Aerospace & Defense Equipment (0.43%)			Commercial Banks (continued)
United Technologies Corp			Nordea North America (continued)
2.05%, 1/21/2009	$ 12,000 $	11,945	3.41%, 1/26/2009	$ 13,000 $	12,894
			3.37%, 2/ 3/2009	11,000	10,903
Agricultural Operations (1.14%)			Royal Bank of Scotland
Cargill Inc			2.75%, 11/ 3/2008	11,700	11,698
2.54%, 11/ 7/2008	10,000	9,996	2.76%, 12/11/2008	12,700	12,661
3.15%, 11/26/2008	13,500	13,470	Skandinaviska Enskilda Banken
4.20%, 1/15/2009	8,720	8,644	2.77%, 11/17/2008	10,600	10,587

		32,110	2.78%, 11/25/2008	12,000	11,978

Asset Backed Securities (1.99%)			Societe Generale North America Inc
CAFCO			2.75%, 11/18/2008	11,800	11,785
3.50%, 11/ 3/2008	13,500	13,497	2.77%, 12/ 2/2008	4,925	4,913
2.77%, 11/ 6/2008	7,500	7,497	3.05%, 12/30/2008	6,320	6,288
4.00%, 12/ 3/2008	12,000	11,957	State Street Corp
3.00%, 1/15/2009	10,000	9,938	2.65%, 11/21/2008	12,500	12,482
3.05%, 1/20/2009	13,000	12,912	2.63%, 12/ 1/2008	13,600	13,570

		55,801	2.70%, 12/10/2008	13,900	13,859

			2.68%, 1/ 2/2009	12,000	11,945
Auto - Car & Light Trucks (1.31%)			2.77%, 1/ 6/2009	9,000	8,954
BMW US Capital Corp			Svenska Handelsbanken
2.77%, 11/24/2008	12,000	11,983	2.70%, 11/13/2008	6,100	6,095
2.10%, 12/24/2008	12,000	11,963	2.69%, 12/12/2008	9,000	8,972
1.95%, 12/29/2008	12,900	12,859	Toronto - Dominion Holdings

		36,805	2.70%, 11/20/2008	9,800	9,786

Beverages - Non-Alcoholic (1.69%)			Westpac Banking Corp
Coca-Cola Co			2.89%, 11/12/2008	6,870	6,864

2.25%, 11/13/2008	11,600	11,591			269,211

2.25%, 12/16/2008	10,600	10,570	Commercial Banks - Non US (2.38%)
2.25%, 12/17/2008	12,500	12,464	DNB NOR BANK ASA
2.40%, 1/21/2009	13,000	12,930	2.50%, 11/ 5/2008	8,130	8,128

		47,555	2.72%, 11/12/2008	3,500	3,497

Chemicals - Diversified (2.34%)			2.75%, 11/18/2008	11,600	11,585
BASF AG			2.90%, 11/24/2008	10,800	10,780
2.47%, 11/14/2008	11,000	10,990	3.49%, 1/21/2009	12,900	12,799
2.55%, 11/20/2008	12,600	12,583	Swedbank AB
2.20%, 12/ 4/2008	10,600	10,578	2.90%, 11/ 5/2008	6,000	5,998
2.65%, 12/ 9/2008	10,500	10,471	2.95%, 11/24/2008	13,975	13,948

3.58%, 1/15/2009	13,000	12,903			66,735

2.88%, 1/28/2009	8,125	8,068	Computers (1.14%)

		65,593	IBM Capital Corp

			2.39%, 12/ 5/2008	7,300	7,284
Commercial Banks (9.58%)			2.39%, 12/ 8/2008	12,500	12,469
Calyon North America
2.76%, 11/ 3/2008	12,700	12,698	3.05%, 1/ 5/2009	12,300	12,232

2.66%, 11/ 5/2008	15,000	14,996			31,985

2.76%, 12/ 5/2008	15,000	14,961	Cosmetics & Toiletries (0.88%)
3.51%, 12/22/2008	11,000	10,945	Procter & Gamble
2.92%, 1/20/2009	13,000	12,916	2.20%, 12/ 3/2008	12,500	12,476
Nordea North America			2.20%, 12/12/2008	12,300	12,269

3.75%, 1/12/2009	11,000	10,918			24,745

2.88%, 1/23/2009	5,580	5,543

See accompanying notes

458

Schedule of Investments
Money Market Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Diversified Financial Services (1.38%)			Finance - Consumer Loans (continued)
General Electric Capital			John Deere Capital Corp (continued)
2.62%, 11/19/2008	$ 7,370 $	7,360	3.00%, 1/27/2009	$ 9,020 $	8,955

2.57%, 11/28/2008	11,000	10,979			74,275

2.57%, 12/ 4/2008	5,050	5,038	Finance - Credit Card (0.94%)
2.70%, 12/ 8/2008	11,000	10,970	American Express Credit
2.57%, 12/17/2008	4,500	4,485	2.73%, 11/ 5/2008	3,950	3,949

		38,832	2.73%, 11/17/2008	5,600	5,593

Diversified Manufacturing Operations (2.79%)			2.77%, 11/17/2008	11,000	10,987
Danaher Corp			2.77%, 12/17/2008	5,840	5,819

1.60%, 12/24/2008	5,860	5,846			26,348

Dover Corp			Finance - Investment Banker & Broker (6.56%)
2.20%, 12/ 4/2008	12,000	11,976
			Citigroup Funding
Illinois Tool Works Inc			2.74%, 11/ 6/2008	7,840	7,837
2.20%, 11/21/2008	11,600	11,586
			2.82%, 11/13/2008	10,000	9,991
2.00%, 12/18/2008	12,000	11,969
			2.84%, 11/19/2008	10,000	9,986
2.15%, 12/18/2008	13,000	12,963
			2.78%, 11/24/2008	11,100	11,080
2.00%, 12/19/2008	12,000	11,968
			2.82%, 12/11/2008	3,740	3,728
1.90%, 12/23/2008	12,000	11,967

			ING U.S. Funding
		78,275	2.79%, 12/ 9/2008	10,700	10,669

Electric - Integrated (1.68%)			3.61%, 12/30/2008	13,000	12,923
E. ON AG			3.44%, 1/27/2009	13,000	12,892
2.41%, 12/11/2008	12,500	12,467	JP Morgan Chase
2.35%, 12/12/2008	10,700	10,671	2.75%, 11/18/2008	13,800	13,782
2.85%, 12/15/2008	12,000	11,958	2.75%, 11/20/2008	10,700	10,684
Southern Company Funding Corp			2.75%, 11/25/2008	7,500	7,486
1.95%, 11/10/2008	12,000	11,994	2.72%, 12/17/2008	5,420	5,401

		47,090	2.80%, 2/ 2/2009	13,800	13,700

Finance - Auto Loans (2.94%)			Merrill Lynch & Co Inc
Paccar Financial			0.75%, 11/ 3/2008	35,000	34,999
3.15%, 1/ 5/2009	12,000	11,932	Morgan Stanley
Toyota Motor Credit			2.91%, 12/ 3/2008	10,000	9,974
2.62%, 11/12/2008	4,520	4,516	2.92%, 12/19/2008	9,250	9,214

2.65%, 11/19/2008	6,030	6,022			184,346

2.54%, 11/20/2008	8,250	8,239	Finance - Leasing Company (0.58%)
3.20%, 12/23/2008	8,000	7,963	River Fuel Funding Co
3.10%, 1/ 2/2009	12,900	12,831	3.03%, 12/ 5/2008	6,000	5,983
2.66%, 1/ 5/2009	12,700	12,639	3.33%, 1/30/2009	10,400	10,313

2.63%, 1/ 8/2009	9,500	9,453			16,296

3.10%, 2/ 2/2009	9,000	8,928	Finance - Mortgage Loan/Banker (9.25%)

		82,523	Fannie Mae Discount Notes

Finance - Consumer Loans (2.64%)			2.58%, 11/12/2008	14,000	13,989
HSBC Finance			2.48%, 12/15/2008	9,700	9,671
2.80%, 12/22/2008	8,000	7,968	2.45%, 12/22/2008	11,500	11,460
John Deere Capital Corp			2.85%, 1/21/2009	12,500	12,420
2.60%, 11/ 4/2008	12,000	11,998	2.78%, 1/28/2009	10,500	10,429
2.20%, 11/25/2008	12,000	11,982	1.70%, 1/29/2009	12,000	11,950
2.50%, 1/ 9/2009	12,000	11,943	2.82%, 2/ 9/2009	13,500	13,394
2.70%, 1/12/2009	12,000	11,935	Federal Home Loan Bank Discount Notes
2.85%, 1/27/2009	9,560	9,494	2.50%, 11/13/2008	13,500	13,489

See accompanying notes

459

Schedule of Investments
Money Market Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Finance - Mortgage Loan/Banker (continued)			Money Center Banks (continued)
Federal Home Loan Bank Discount Notes			Bank of America (continued)
(continued)			2.76%, 12/10/2008	$ 5,000 $	4,985
2.35%, 12/26/2008	$ 10,500 $	10,462	2.76%, 12/12/2008	11,800	11,763
2.50%, 12/30/2008	10,500	10,457	2.75%, 12/16/2008	11,600	11,560
2.40%, 1/30/2009	13,000	12,922	2.76%, 12/18/2008	13,700	13,651
2.50%, 1/30/2009	10,000	9,937	2.90%, 12/23/2008	7,480	7,449
2.35%, 2/ 4/2009	13,000	12,919	Bank of Scotland PLC
Freddie Mac Discount Notes			2.78%, 12/15/2008	12,000	11,959
2.62%, 12/ 9/2008	13,000	12,964	BNP Paribas Finance
2.55%, 12/16/2008	22,000	21,930	2.78%, 11/10/2008	10,700	10,693
2.05%, 1/ 7/2009	13,000	12,950	2.81%, 11/10/2008	12,500	12,491
2.84%, 1/26/2009	10,000	9,932	2.76%, 11/26/2008	15,000	14,971
2.82%, 2/ 2/2009	11,000	10,920	2.75%, 12/ 9/2008	10,000	9,971
2.61%, 2/19/2009	12,900	12,797	3.41%, 1/22/2009	14,900	14,784
2.83%, 3/ 2/2009	12,500	12,381	UBS Finance Delaware LLC
2.90%, 3/16/2009	12,500	12,364	2.83%, 12/ 3/2008	10,000	9,975

		259,737			160,180

Finance - Other Services (3.59%)			Multimedia (0.49%)
CRC Funding			Walt Disney Co
2.75%, 11/ 4/2008	11,700	11,697	2.00%, 1/ 7/2009	13,700	13,649
2.74%, 11/ 7/2008	4,410	4,408
2.78%, 11/ 7/2008	5,000	4,998	Oil Company - Integrated (2.51%)
2.76%, 11/14/2008	15,000	14,985	BP Capital Markets PLC
			2.10%, 11/18/2008	10,000	9,990
2.77%, 11/17/2008	14,000	13,983
			2.15%, 1/16/2009	12,000	11,946
Park Avenue Receivables Company
2.65%, 11/21/2008	11,000	10,984	ConocoPhilipps
			2.10%, 12/10/2008	12,000	11,973
2.70%, 12/ 1/2008	10,700	10,676
			2.00%, 12/11/2008	12,000	11,973
Private Export Funding
2.15%, 11/ 6/2008	5,065	5,064	2.10%, 12/26/2008	12,600	12,560
2.10%, 12/19/2008	12,000	11,966	2.00%, 12/29/2008	12,000	11,961

1.80%, 12/22/2008	12,000	11,969			70,403

		100,730	Publicly Traded Investment Fund (1.19%)

Food - Miscellaneous/Diversified (2.26%)			Merrill Lynch Funds for Instutitions Series -
			Government Fund
Unilever Capital			1.59%, 12/31/2008	33,370	33,370
2.70%, 11/ 5/2008	8,800	8,797
3.65%, 1/ 8/2009	10,300	10,229	Regional Banks (0.33%)
2.90%, 1/12/2009	7,700	7,655	Wells Fargo & Co
3.40%, 1/14/2009	12,200	12,115	2.63%, 12/ 3/2008	9,400	9,378
3.85%, 1/23/2009	12,000	11,894
2.55%, 2/ 6/2009	13,000	12,911	Retail - Discount (0.92%)

		63,601	Target Corp

			2.15%, 12/ 2/2008	13,400	13,375
Life & Health Insurance (0.36%)			Wal-Mart Stores
Prudential PLC			2.17%, 12/ 5/2008	12,500	12,475

2.81%, 11/10/2008	10,000	9,993			25,850

Money Center Banks (5.70%)			Special Purpose Banks (1.00%)
Bank of America			Dexia Delaware LLC
3.25%, 12/ 2/2008	8,000	7,978	0.74%, 11/ 3/2008	28,000	27,999
2.71%, 12/ 3/2008	3,000	2,993
2.76%, 12/ 8/2008	15,000	14,957

See accompanying notes

460

Schedule of Investments
Money Market Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Special Purpose Entity (12.36%)			Telephone - Integrated (2.87%)
American Honda Finance Corp			AT&T Corp
2.22%, 12/ 2/2008	$ 12,000 $	11,977	2.20%, 11/14/2008	$ 12,500 $	12,490
2.22%, 12/ 8/2008	12,000	11,973	2.25%, 11/17/2008	10,500	10,490
2.00%, 12/10/2008	10,600	10,577	AT&T Inc
2.70%, 1/ 6/2009	2,975	2,960	2.30%, 12/15/2008	10,200	10,171
2.85%, 1/ 6/2009	8,010	7,968	2.30%, 12/16/2008	13,000	12,963
2.90%, 1/29/2009	13,000	12,907	2.30%, 12/17/2008	11,140	11,107
Danske Corp			2.10%, 1/13/2009	12,900	12,845
3.11%, 1/28/2009	12,000	11,909	Telstra Corp
3.04%, 2/ 5/2009	10,000	9,919	2.65%, 11/12/2008	10,600	10,591

3.00%, 2/23/2009	11,500	11,391			80,657

Gemini Securitization Corp			Tobacco (1.24%)
4.20%, 12/ 1/2008	10,000	9,965	Philip Morris Capital
2.77%, 12/ 2/2008	12,500	12,470	2.35%, 11/12/2008	12,500	12,491
2.77%, 12/ 4/2008	12,700	12,668	2.36%, 12/17/2008	12,000	11,964
2.90%, 1/ 6/2009	10,000	9,947	Philip Morris International Inc
3.10%, 1/21/2009	10,000	9,930	2.35%, 12/23/2008	10,500	10,464

National Australia Funding					34,919

2.87%, 12/31/2008	9,520	9,474
			Tools - Hand held (0.25%)
Prudential Funding Corp
2.53%, 11/21/2008	10,600	10,585	Stanley Works
			2.50%, 2/ 4/2009	7,000	6,954

Ranger Funding
2.70%, 11/ 6/2008	10,000	9,996	TOTAL COMMERCIAL PAPER	$ 2,472,550

2.74%, 11/19/2008	22,500	22,469	CERTIFICATE OF DEPOSIT (0.79%)
3.85%, 12/ 1/2008	12,500	12,460	Commercial Banks (0.79%)
2.75%, 12/11/2008	12,800	12,761	Wachovia Bank
3.90%, 12/19/2008	12,000	11,938	2.91%, 11/ 4/2008	11,800	11,800
Shell International Finance BV			2.93%, 11/13/2008	10,500	10,500

2.30%, 2/20/2009	13,000	12,908			22,300

Southern Company Funding
2.45%, 1/13/2009	13,000	12,935	TOTAL CERTIFICATE OF DEPOSIT	$ 22,300

2.50%, 1/14/2009	13,000	12,933	BONDS (6.34%)
2.55%, 1/16/2009	10,300	10,245	Asset Backed Securities (0.10%)
2.45%, 1/22/2009	12,000	11,933	Caterpillar Financial Asset Trust
2.45%, 1/23/2009	10,000	9,944	3.01%, 12/26/2008	668	668
Yorktown Capital			CNH Equipment Trust
2.75%, 11/ 4/2008	11,000	10,997	2.75%, 12/15/2008	835	835
2.76%, 11/ 7/2008	13,800	13,794	John Deere Owner Trust
3.85%, 11/14/2008	5,000	4,993	2.79%, 2/17/2009	1,355	1,355

2.70%, 12/ 5/2008	10,390	10,363			2,858

		347,289	Automobile Sequential (0.72%)

			Honda Auto Receivables Owner Trust
Supranational Bank (1.33%)			2.92%, 2/18/2009 (a)	4,406	4,406
Corp Andina de Fomento
2.77%, 11/ 6/2008	8,000	7,997	Hyundai Auto Receivables Trust
			2.85%, 1/15/2009	5,427	5,427
2.78%, 11/14/2008	9,000	8,991	Nissan Auto Receivables Owner Trust
2.90%, 1/ 7/2009	10,000	9,946	2.79%, 6/15/2009	4,018	4,018
2.94%, 1/13/2009	10,500	10,437	Volkswagen Auto Loan Enhanced Trust

		37,371	2.84%, 1/20/2009	1,224	1,224

See accompanying notes

461

Schedule of Investments
Money Market Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			TAX-EXEMPT BONDS (continued)
Automobile Sequential (continued)			California (continued)
World Omni Auto Receivables Trust			California Statewide Communities
3.00%, 4/15/2009	$ 5,201 $	5,201	Development Authority

		20,276	2.85%, 8/15/2034	$ 800 $	800

			City of Fairfield CA Landesbank
Commercial Banks (1.25%)			Hessen-Thueringen
Commonwealth Bank of Australia			4.25%, 6/ 1/2034	2,000	2,000
2.96%, 12/ 3/2008 (b)(c)	25,000	25,000	4.25%, 6/ 1/2034	2,700	2,700
Svenska Handelsbanken AB			City of Richmond CA FNMA
4.42%, 1/ 6/2009 (c)	10,000	10,000	2.85%, 8/15/2037	3,200	3,200

		35,000	City of Santa Rosa CA Landesbank

Diversified Banking Institutions (0.09%)			Hessen-Thueringen
			4.25%, 9/ 1/2024	4,665	4,665
JP Morgan Chase & Co
3.92%, 11/ 2/2008 (a)	2,500	2,500	Kern Water Bank Authority Wells Fargo Bank
			NA
			3.75%, 7/ 1/2028	2,600	2,600
Diversified Financial Services (0.47%)			Los Angeles Community College District/CA
IBM International Group Capital LLC			3.05%, 8/ 1/2009	1,800	1,800
3.03%, 11/26/2008 (a)(c)	13,100	13,100
			Los Angeles Department of Water & Power
			Dexia
Life & Health Insurance (0.53%)			6.00%, 7/ 1/2025	5,400	5,400
Monumental Global Funding III			San Jose Redevelopment Agency/CA JP
4.95%, 1/20/2009 (b)(c)	15,000	15,000	Morgan Chase Bank
			3.10%, 8/ 1/2028	32,150	32,150

Medical - Hospitals (0.44%)					57,315

Portland Clinic LLP/The
5.50%, 11/20/2027	12,390	12,390	Colorado (0.29%)
			Colorado Housing & Finance Authority/CO
Medical - Outpatient & Home Medical Care (0.22%)			Wells Fargo Bank NA
Everett Clinic PS			3.75%, 4/ 1/2029	525	525
5.45%, 5/ 1/2022	6,100	6,100	County of Kit Carson CO Wells Fargo Bank NA
			3.25%, 6/ 1/2027	2,100	2,100
Money Center Banks (1.28%)			County of Montrose CO Wells Fargo Bank NA
Bank of New York/The			3.75%, 6/ 1/2010	400	400
2.93%, 11/ 3/2008 (b)	36,000	36,000	Sheridan Redevelopment Agency Citibank NA
			3.50%, 12/ 1/2029	5,000	5,000

Special Purpose Entity (1.24%)					8,025

Corporate Finance Managers Inc			Georgia (0.08%)
5.50%, 2/ 2/2043	14,900	14,900
			Savannah College of Art & Design Inc Bank of
NGSP Inc			America NA
4.00%, 6/ 1/2046	20,000	20,000	4.00%, 4/ 1/2024	2,200	2,200

		34,900

TOTAL BONDS	$ 178,124		Illinois (0.63%)

			Memorial Health System/IL JP Morgan Chase
TAX-EXEMPT BONDS (4.72%)			Bank
Arizona (0.40%)			3.25%, 10/ 1/2024	17,780	17,780
Glendale Industrial Development Authority
Bank of New York			Indiana (0.09%)
4.00%, 7/ 1/2035	7,495	7,495	Ball State University/IN
Tucson Airport Authority Inc/AZ Bank of			3.00%, 9/ 1/2031	2,550	2,550
America NA
4.00%, 12/ 1/2018	3,635	3,635	Iowa (0.09%)

		11,130	Iowa Finance Authority

			3.25%, 3/ 1/2018	2,590	2,590
California (2.04%)
Abag Finance Authority for Nonprofit Corps
4.25%, 11/ 1/2031	2,000	2,000

See accompanying notes		462

Schedule of Investments
Money Market Fund
October 31, 2008

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Financial	57.33%

			Government	9.25%
TAX-EXEMPT BONDS (continued)			Consumer, Non-cyclical	7.88%
New York (0.20%)			Revenue	3.92%
New York City Housing Development Corp			Industrial	3.46%
Landesbank Hessen-Thueringen			Communications	3.36%
4.50%, 6/ 1/2039	$ 5,500 $	5,500	Asset Backed Securities	2.81%
			Energy	2.51%
			Basic Materials	2.34%
North Carolina (0.23%)			Consumer, Cyclical	2.23%
North Carolina Capital Facilities Finance			Utilities	1.68%
Agency			Exchange Traded Funds	1.19%
4.00%, 9/ 1/2018	6,615	6,615	Technology	1.14%
			Insured	0.51%
Oklahoma (0.21%)			Tax Allocation	0.22%
University Hospital Bank of America NA			General Obligation	0.06%
4.00%, 8/15/2021	5,790	5,790	Other Assets in Excess of Liabilities, Net	0.11%

			TOTAL NET ASSETS	100.00%

Oregon (0.05%)
Lake Oswego Redevelopment Agency Wells
Fargo Bank NA
3.75%, 6/ 1/2020	1,285	1,285

Texas (0.11%)
Port of Port Arthur Navigation District Motiva
Enterprises LLC
5.75%, 5/ 1/2038	3,200	3,200

Washington (0.30%)
Washington State Housing Finance
Commission/WA
2.85%, 9/ 1/2028	1,205	1,205
3.30%, 12/ 1/2028	640	640
2.85%, 9/15/2037	2,730	2,730
2.85%, 12/15/2037	3,855	3,855

		8,430

TOTAL TAX-EXEMPT BONDS	$ 132,410

Total Investments	$ 2,805,384
Other Assets in Excess of Liabilities, Net - 0.11%		3,206

TOTAL NET ASSETS - 100.00%	$ 2,808,590

(a)	Variable Rate. Rate shown is in effect at October 31, 2008.
(b) Security is Illiquid
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $63,100 or 2.25% of net assets.

See accompanying notes

463

Schedule of Investments
Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (29.64%)			BONDS (continued)
Finance - Mortgage Loan/Banker (0.11%)			Mortgage Backed Securities (continued)
Fannie Mae			Prime Mortgage Trust (continued)
6.21%, 8/ 6/2038	$ 1,250 $	1,318	4.75%, 10/25/2020 (a)	$ 14,641 $	14,015
			Residential Funding Mortgage Securities I
Mortgage Backed Securities (29.53%)			5.50%, 12/25/2033	17,000	14,366
Banc of America Mortgage Securities Inc			Structured Asset Securities Corp
4.75%, 8/25/2033	21,500	21,012	5.50%, 12/25/2033	14,918	14,801
5.50%, 5/25/2034	10,927	10,220	5.00%, 5/25/2035	14,174	12,012
Chase Mortgage Finance Corp			Wells Fargo Mortgage Backed Securities Trust
6.00%, 5/25/2035	21,000	17,077	6.00%, 4/25/2037	21,000	17,019

Countrywide Alternative Loan Trust					344,494

4.00%, 8/25/2033	1,885	1,829
Countrywide Home Loan Mortgage Pass			TOTAL BONDS	$ 345,812

Through Trust			U.S. GOVERNMENT & GOVERNMENT AGENCY
5.00%, 11/25/2018	12,576	11,664	OBLIGATIONS (69.37%)
5.25%, 5/25/2034	21,500	19,285	Federal Home Loan Mortgage Corporation
5.75%, 12/25/2035	23,235	20,613	(FHLMC) (36.31%)
CS First Boston Mortgage Securities Corp			9.00%, 12/ 1/2008	2	2
5.75%, 4/25/2033	8,888	7,974	6.50%, 2/ 1/2011	12	13
6.00%, 12/25/2033	5,039	4,647	6.50%, 3/ 1/2011	62	63
Fannie Mae			6.50%, 3/ 1/2011	12	12
9.00%, 5/25/2020	71	77	6.50%, 3/ 1/2011	48	49
5.00%, 2/25/2027	2,941	171	6.50%, 3/ 1/2011	104	107
3.85%, 4/25/2027 (a)	62	61	6.50%, 4/ 1/2011	3	3
5.50%, 2/25/2032	19,925	19,803	6.50%, 4/ 1/2011	26	26
7.00%, 4/25/2032	6,649	6,908	7.50%, 3/ 1/2013	944	979
5.50%, 12/25/2035 (a)	21,990	20,766	9.00%, 9/ 1/2016	5	5
Fannie Mae Grantor Trust			6.50%, 11/ 1/2016	594	610
7.30%, 5/25/2010	7,000	7,360	9.00%, 1/ 1/2017	1	1
Fannie Mae Interest Strip			6.00%, 4/ 1/2017	1,139	1,146
7.00%, 4/ 1/2024	310	86	6.00%, 4/ 1/2017	1,372	1,389
Freddie Mac			6.00%, 5/ 1/2017	1,495	1,514
5.52%, 2/15/2021 (a)	83	83
			9.00%, 5/ 1/2017	2	2
6.50%, 8/15/2027	455	470
			4.50%, 4/ 1/2018	6,217	5,961
5.00%, 9/15/2027	13,294	954
			4.00%, 8/ 1/2018	10,733	10,114
6.50%, 5/15/2030	667	667
			5.50%, 11/ 1/2018	5,559	5,565
6.00%, 6/15/2030	234	235
			4.50%, 1/ 1/2019	11,405	10,935
6.50%, 6/15/2031	2,426	2,459
			8.50%, 4/ 1/2019	17	18
5.50%, 10/15/2031	25,000	25,058
			4.50%, 7/ 1/2019	13,495	12,889
4.50%, 5/15/2032	3,488	3,444
			9.00%, 5/ 1/2021	4	5
5.50%, 1/15/2033	9,000	8,913
			9.00%, 9/ 1/2021	3	3
5.50%, 4/15/2033 (a)	15,000	14,509
			6.50%, 12/ 1/2021	2,129	2,174
GMAC Commercial Mortgage Securities Inc
4.50%, 6/25/2033	3,322	3,277	9.00%, 1/ 1/2022	6	7
GSR Mortgage Loan Trust			6.50%, 4/ 1/2022	2,033	2,076
5.00%, 5/25/2033	3,031	3,019	6.50%, 5/ 1/2022	1,188	1,212
6.00%, 2/25/2035	9,998	9,574	9.00%, 8/ 1/2022	2	2
LF Rothschild Mortgage Trust			6.50%, 5/ 1/2023	204	208
9.95%, 9/ 1/2017	37	38	6.50%, 7/ 1/2023	13	14
MASTR Alternative Loans Trust			6.50%, 1/ 1/2024	31	32
5.38%, 1/25/2020 (a)	16,589	15,964	5.50%, 6/ 1/2024	13,768	13,570
Prime Mortgage Trust			7.00%, 7/ 1/2024	17	18
4.75%, 11/25/2019	15,163	14,064	6.50%, 7/ 1/2025	4	4

See accompanying notes		464

Schedule of Investments
Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
6.50%, 7/ 1/2025	$ 3 $	3	5.50%, 9/ 1/2035	$ 21,322 $	20,819
6.50%, 9/ 1/2025	6	7	5.50%, 10/ 1/2035	19,279	18,824
6.50%, 9/ 1/2025	3	3	5.00%, 6/ 1/2036	20,618	19,532
6.50%, 9/ 1/2025	1	1	7.00%, 7/ 1/2036	12,912	13,176
6.50%, 10/ 1/2025	24	24	9.50%, 6/ 1/2016	9	10
6.50%, 10/ 1/2025	13	14	9.50%, 4/ 1/2017	15	17
6.50%, 4/ 1/2027	5	5	5.73%, 1/ 1/2037 (a)	12,087	12,059
7.00%, 1/ 1/2028	1,882	1,951	5.86%, 1/ 1/2037 (a)	20,083	20,396

6.50%, 2/ 1/2028	1	1			423,633

6.50%, 3/ 1/2029	368	376	Federal National Mortgage Association (FNMA) (28.15%)
6.50%, 4/ 1/2029	3,647	3,762	7.00%, 6/ 1/2010	9	9
7.00%, 6/ 1/2029	800	823	7.00%, 9/ 1/2010	5	5
8.50%, 7/ 1/2029	216	232	7.00%, 9/ 1/2010	6	6
8.00%, 12/ 1/2030	112	118	7.00%, 9/ 1/2010	1	1
7.50%, 2/ 1/2031	217	228	7.00%, 9/ 1/2010	1	1
7.00%, 3/ 1/2031	192	197	7.00%, 9/ 1/2010	8	8
6.50%, 4/ 1/2031	1,311	1,342	7.00%, 9/ 1/2010	1	1
7.00%, 4/ 1/2031	606	623	7.00%, 10/ 1/2010	1	1
6.00%, 5/ 1/2031	930	933	7.00%, 10/ 1/2010	3	3
7.00%, 6/ 1/2031	157	161	7.00%, 11/ 1/2010	3	3
6.50%, 10/ 1/2031	589	602	7.00%, 11/ 1/2010	2	2
7.00%, 10/ 1/2031	296	304	7.00%, 5/ 1/2011	9	9
6.50%, 1/ 1/2032	3,170	3,239	7.00%, 3/ 1/2012	3	3
7.00%, 4/ 1/2032	1,165	1,195	6.00%, 12/ 1/2016	1,587	1,606
6.00%, 9/ 1/2032	1,747	1,751	5.50%, 1/ 1/2017	2,938	2,965
5.50%, 11/ 1/2032	5,705	5,586	9.00%, 3/ 1/2017	2	3
5.00%, 2/ 1/2033	7,508	7,127	6.00%, 8/ 1/2017	2,951	2,985
5.50%, 4/ 1/2033	10,849	10,616	5.50%, 12/ 1/2017	3,523	3,537
5.00%, 6/ 1/2033	8,378	7,940	5.50%, 5/ 1/2018	6,677	6,695
4.50%, 8/ 1/2033	4,203	3,822	5.00%, 6/ 1/2018	12,396	12,234
4.50%, 8/ 1/2033	3,929	3,573	6.00%, 8/ 1/2018	1,340	1,356
5.00%, 8/ 1/2033	12,277	11,646	5.00%, 10/ 1/2018	8,160	8,050
5.00%, 8/ 1/2033	12,749	12,079	4.50%, 12/ 1/2018	9,561	9,190
5.50%, 8/ 1/2033	9,190	9,004	9.00%, 1/ 1/2019	1	1
6.00%, 11/ 1/2033	4,850	4,871	5.00%, 2/ 1/2019	2,551	2,514
6.00%, 11/ 1/2033	4,137	4,155	5.00%, 2/ 1/2019	2,812	2,769
5.50%, 12/ 1/2033	11,730	11,468	8.00%, 5/ 1/2022	30	31
6.00%, 12/ 1/2033	4,740	4,753	6.00%, 10/ 1/2022	2,864	2,877
5.50%, 1/ 1/2034	11,503	11,239	8.50%, 2/ 1/2023	8	8
5.00%, 5/ 1/2034	14,286	13,542	6.50%, 9/ 1/2024	1,616	1,644
6.00%, 5/ 1/2034	9,087	9,090	8.00%, 9/ 1/2024	-	1
6.00%, 5/ 1/2034	7,832	7,817	7.50%, 12/ 1/2024	375	397
6.00%, 1/ 1/2035	10,690	10,658	8.00%, 12/ 1/2024	3	4
6.00%, 2/ 1/2035	7,462	7,465	8.00%, 1/ 1/2025	1	1
5.00%, 5/ 1/2035	17,837	16,897	8.00%, 1/ 1/2025	2	2
4.50%, 6/ 1/2035	23,022	20,905	8.50%, 9/ 1/2025	5	5
5.00%, 7/ 1/2035	18,795	17,805	7.00%, 3/ 1/2027	29	31
5.00%, 7/ 1/2035	19,127	18,119	5.34%, 3/ 1/2028 (a)	21	21

See accompanying notes		465

Schedule of Investments
Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.50%, 8/ 1/2028	$ 213 $	218	5.50%, 7/ 1/2034	$ 5,207 $	5,081
7.00%, 8/ 1/2028	283	290	6.50%, 7/ 1/2034	2,034	2,071
6.50%, 9/ 1/2028	65	66	6.50%, 7/ 1/2034	3,721	3,804
6.50%, 11/ 1/2028	39	39	5.50%, 9/ 1/2034	16,688	16,314
6.50%, 11/ 1/2028	195	199	6.00%, 9/ 1/2034	8,545	8,527
6.50%, 12/ 1/2028	130	134	5.50%, 1/ 1/2035	10,591	10,365
7.00%, 12/ 1/2028	249	256	5.50%, 2/ 1/2035	13,008	12,723
6.50%, 1/ 1/2029	80	82	5.50%, 3/ 1/2035	14,742	14,428
6.50%, 2/ 1/2029	117	120	6.50%, 2/ 1/2036	12,384	12,560
6.00%, 3/ 1/2029	451	454	6.50%, 5/ 1/2036	14,733	14,944
6.50%, 3/ 1/2029	303	310	6.00%, 10/ 1/2036 (a)	15,463	15,641
6.50%, 4/ 1/2029	559	572	6.00%, 4/ 1/2037	19,143	19,144
7.00%, 4/ 1/2029	105	108	6.00%, 5/ 1/2038	20,587	20,586

7.00%, 7/ 1/2029	267	273			328,395

7.50%, 7/ 1/2029	260	274	Government National Mortgage Association
7.50%, 2/ 1/2030	171	180	(GNMA) (4.91%)
9.00%, 9/ 1/2030	80	87	13.50%, 9/15/2014	1	2
6.50%, 6/ 1/2031	1,308	1,326	13.50%, 12/15/2014	4	5
6.50%, 6/ 1/2031	386	395	9.50%, 4/15/2016	5	6
6.50%, 6/ 1/2031	166	169	9.50%, 9/15/2016	5	5
6.00%, 8/ 1/2031	2,223	2,233	9.50%, 11/15/2016	26	29
7.00%, 11/ 1/2031	1,503	1,557	9.50%, 7/15/2017	38	41
6.00%, 1/ 1/2032	1,478	1,489	9.50%, 7/15/2017	22	25
6.50%, 1/ 1/2032	503	514	9.50%, 10/15/2017	13	14
6.50%, 3/ 1/2032	1,529	1,560	9.50%, 11/15/2017	25	27
6.50%, 3/ 1/2032	669	684	9.50%, 9/15/2020	21	23
6.50%, 4/ 1/2032	2,137	2,181	9.50%, 8/15/2021	230	254
7.00%, 7/ 1/2032	464	481	9.00%, 11/15/2021	248	270
6.50%, 8/ 1/2032	954	973	8.00%, 4/15/2022	105	112
6.50%, 11/ 1/2032	894	911	6.50%, 3/15/2024	274	279
6.50%, 11/ 1/2032	1,225	1,248	7.50%, 3/15/2024	68	73
6.50%, 11/ 1/2032	413	421	7.00%, 10/15/2027	18	18
6.50%, 12/ 1/2032	2,216	2,262	7.00%, 10/15/2027	61	62
5.50%, 2/ 1/2033	8,768	8,614	7.00%, 10/15/2027	5	5
6.50%, 2/ 1/2033	927	944	7.00%, 10/15/2027	4	4
6.00%, 4/ 1/2033	1,088	1,094	7.00%, 11/15/2027	6	6
5.50%, 5/ 1/2033	703	696	7.00%, 12/15/2027	4	4
5.50%, 5/ 1/2033	4,901	4,805	7.00%, 12/15/2027	4	4
5.50%, 5/ 1/2033	6,709	6,576	7.00%, 2/15/2028	3	3
5.50%, 6/ 1/2033	12,322	12,079	7.00%, 2/15/2028	1	1
6.00%, 1/ 1/2034	5,479	5,492	7.00%, 5/15/2028	1	1
5.50%, 2/ 1/2034	5,732	5,618	7.00%, 5/15/2028	1	1
5.50%, 2/ 1/2034	20,652	20,193	7.00%, 6/15/2028	190	196
6.00%, 2/ 1/2034	1,095	1,096	7.00%, 12/15/2028	197	202
5.50%, 3/ 1/2034	5,422	5,310	7.00%, 1/15/2029	132	135
6.00%, 3/ 1/2034	2,741	2,745	7.00%, 3/15/2029	133	136
5.50%, 4/ 1/2034	4,193	4,104	7.00%, 4/15/2029	114	117
5.00%, 6/ 1/2034	12,432	11,796	7.00%, 4/15/2029	239	245

See accompanying notes

466

Schedule of Investments Mortgage Securities Fund

October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Money Center Banks (continued)
Government National Mortgage Association			Investment in Joint Trading Account;
(GNMA) (continued)			Morgan Stanley Repurchase Agreement;
7.50%, 8/15/2029	$ 279 $	295	0.15%; dated 10/31/2008 maturing
7.50%, 9/15/2029	128	135	11/03/2008 (collateralized by Sovereign
7.50%, 9/15/2029	171	181	Agency Issues; $3,570,000; 2.63% -
7.50%, 10/15/2029	132	139	4.63%; dated 09/09/09 - 06/12/15)	$ 3,466 $	3,466

7.50%, 11/15/2029	121	128			6,931

7.50%, 11/15/2029	99	104	TOTAL REPURCHASE AGREEMENTS	$ 6,931

7.75%, 12/15/2029	54	57	Total Investments	$ 1,162,026
6.50%, 7/15/2032	937	951	Other Assets in Excess of Liabilities, Net - 0.40%		4,649

6.00%, 8/15/2034	12,089	12,118
9.50%, 9/20/2018	107	117	TOTAL NET ASSETS - 100.00%	$ 1,166,675

9.50%, 12/20/2020	28	31
9.50%, 1/20/2021	5	6	(a)	Variable Rate. Rate shown is in effect at October 31, 2008.
9.50%, 2/20/2021	3	4
9.50%, 3/20/2021	8	9	Unrealized Appreciation (Depreciation)
6.80%, 4/20/2025	93	95	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
6.00%, 4/20/2026	299	301	of investments held by the fund as of the period end were as follows:
6.00%, 2/20/2029	454	457
			Unrealized Appreciation	$ 2,532
6.50%, 3/20/2031	392	397
			Unrealized Depreciation		(47,079)

6.50%, 4/20/2031	291	295
			Net Unrealized Appreciation (Depreciation)		(44,547)
7.00%, 6/20/2031	202	206
			Cost for federal income tax purposes		1,206,573
6.00%, 5/20/2032 (a)	1,790	1,795	All dollar amounts are shown in thousands (000's)
5.50%, 7/20/2033	8,827	8,682
6.00%, 7/20/2033	5,811	5,839	Portfolio Summary (unaudited)

5.50%, 2/20/2034	9,483	9,318	Sector		Percent

5.50%, 3/20/2034	8,981	8,825	Mortgage Securities		98.90%
6.50%, 4/20/2034	2,444	2,468	Financial		0.59%
6.50%, 5/20/2034	1,978	1,997	Government		0.11%

		57,255	Other Assets in Excess of Liabilities, Net		0.40%

			TOTAL NET ASSETS		100.00%

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 809,283

REPURCHASE AGREEMENTS (0.59%)
Money Center Banks (0.59%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%;
dated 10/31/2008 maturing 11/03/2008
(collateralized by Sovereign Agency
Issues; $3,570,000; 2.75% - 5.38%; dated
11/28/08 - 02/13/17)	$ 3,466 $	3,465

See accompanying notes

467

Schedule of Investments
Preferred Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.58%)			PREFERRED STOCKS (continued)
Publicly Traded Investment Fund (0.58%)			Diversified Banking Institutions (continued)
BlackRock Preferred and Corporate Income			Royal Bank of Scotland Group PLC 6.60%;
Strategies Fund Inc	25,500 $	179	Series S	339,600 $	3,726
BlackRock Preferred Income Strategies Fund			Royal Bank of Scotland Group PLC 6.75%;
Inc	242,500	1,964	Series Q	322,439	3,576
Blackrock Preferred Opportunity Trust	121,600	1,035	Royal Bank of Scotland Group PLC 7.25%;
Flaherty & Crumrine/Claymore Preferred			Series H	58,000	702
Securities Income Fund Inc	335,900	2,956	Royal Bank of Scotland Group PLC 7.25%;
Flaherty & Crumrine/Claymore Total Return			Series T	201,200	2,392

Fund Inc	109,800	999			53,722

		7,133	Diversified Financial Services (2.01%)

TOTAL COMMON STOCKS	$ 7,133		Citigroup Capital IX	89,500	1,436

			Citigroup Capital VII	342,100	5,901
PREFERRED STOCKS (69.78%)
			Citigroup Capital VIII	43,879	761
Cable TV (1.43%)
Comcast Corp 6.63%	341,754	6,186	Citigroup Capital X	127,400	1,886
Comcast Corp 7.00%; Series B	289,300	5,803	Citigroup Capital XI	131,600	1,944
Comcast Corp 7.00%	282,045	5,714	Citigroup Capital XIX	35,200	595

		17,703	Citigroup Capital XV	63,900	967

			Citigroup Capital XVI	83,900	1,250
Cellular Telecommunications (0.04%)			Citigroup Capital XX	163,500	3,108
US Cellular Corp	31,500	522	General Electric Capital Corp 5.88%	39,648	814
			General Electric Capital Corp 6.00%	100,800	2,102
Commercial Banks (5.90%)
			General Electric Capital Corp 6.05%	98,200	2,108
ASBC Capital I	97,601	1,732
			General Electric Capital Corp 6.10%	19,000	410
BancorpSouth Capital Trust I	50,400	1,189
			General Electric Capital Corp 6.45%	15,000	338
Banesto Holdings (a)	11,700	306
			General Electric Capital Corp 6.50% (b)	19,900	442
Barclays Bank PLC 6.63%	21,000	344
			Harris Preferred Capital Corp	53,500	869

Barclays Bank PLC 7.10%	989,135	15,589
					24,931

Barclays Bank PLC 7.75%	118,899	1,977
Barclays Bank PLC 8.13%	204,569	3,298	Electric - Integrated (5.60%)
BB&T Capital Trust V (b)	936,200	22,684	Alabama Power Co - Series 2007B	215,722	4,951
CoBank ACB (a)(b)	202,000	10,220	Alabama Power Co - Series II	363,817	8,302
M&T Capital Trust IV	347,400	8,126	Dte Energy Trust I	18,300	399
National Bank of Greece SA (b)	371,700	6,873	Entergy Arkansas Inc	2,000	49
Regions Financing Trust II	27,000	542	Entergy Louisiana LLC	65,800	1,523
Zions Capital Trust B	3,000	65	Entergy Mississippi Inc 6.00%	4,100	95

		72,945	Entergy Mississippi Inc 7.25%	75,200	1,728

			FPL Group Capital Inc 6.60%	93,500	2,160
Diversified Banking Institutions (4.34%)
			FPL Group Capital Inc 7.45%	5,000	122
Citigroup Inc 8.13%	814,000	13,716
			FPL Group Capital Trust I	284,769	6,479
HSBC Holdings PLC 6.20%	490,400	8,680
			Georgia Power Capital Trust VII	108,500	2,360
HSBC Holdings PLC 8.13%	6,600	152
			Georgia Power Co 5.70%	7,800	179
JP Morgan Chase & Co	286,200	7,126
			Georgia Power Co 5.75%	10,300	224
Royal Bank of Scotland Group PLC 5.75%;
Series L	207,773	2,182	Georgia Power Co 5.90%	61,830	1,353
Royal Bank of Scotland Group PLC 6.13%;			Georgia Power Co 6.00%	6,700	147
Series R	319,700	3,389	Gulf Power Co	9,000	202
Royal Bank of Scotland Group PLC 6.25%;			Mississippi Power Co	19,800	404
Series P	169,800	1,810	PPL Capital Funding Inc	437,800	10,407
Royal Bank of Scotland Group PLC 6.35%;			PPL Energy Supply LLC	211,900	5,170
Series N	414,632	4,818	Xcel Energy Inc 7.60%	966,289	23,036

Royal Bank of Scotland Group PLC 6.40%;
Series M	133,800	1,453			69,290

See accompanying notes

468

Schedule of Investments
Preferred Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Fiduciary Banks (0.24%)			Insurance Brokers (0.13%)
BNY Capital V	138,975 $	2,971	ABN AMRO North America Capital
			Funding Trust I (a)	2,500 $	1,558
Finance - Consumer Loans (0.61%)
HSBC Finance Corp 6.00%	25,500	467	Investment Management & Advisory Services (1.78%)
HSBC Finance Corp 6.88%	336,955	7,096	Deutsche Bank Contingent Capital Trust II	1,443,200	21,561

		7,563	Deutsche Bank Contingent Capital Trust III	30,300	521

					22,082

Finance - Investment Banker & Broker (3.26%)
Credit Suisse Guernsey Ltd	481,000	9,206	Life & Health Insurance (3.17%)
JP Morgan Chase Capital XI	108,600	2,254	Delphi Financial Group Inc 7.38%	481,700	4,836
JP Morgan Chase Capital XII	1,000	20	Delphi Financial Group Inc 8.00%	52,900	699
JP Morgan Chase Capital XIV	26,000	516	Lincoln National Capital VI	123,937	1,943
JP Morgan Chase Capital XIX	4,600	95	Lincoln National Corp 6.75%	4,600	67
JP Morgan Chase Capital XXVI	160,800	3,761	PLC Capital Trust III	12,500	156
Merrill Lynch & Co Inc	325,700	6,690	PLC Capital Trust IV	41,400	476
Merrill Lynch Capital Trust III 7.375%	8,700	165	PLC Capital Trust V	267,300	3,015
Merrill Lynch Preferred Capital Trust IV	85,500	1,437	Protective Life Corp	561,700	7,190
Merrill Lynch Preferred Capital Trust V	140,294	2,373	Prudential Financial Inc	847,700	16,411
Morgan Stanley Capital Trust III	103,700	1,548	Prudential PLC 6.50%	132,682	1,810
Morgan Stanley Capital Trust IV	194,171	2,833	Prudential PLC 6.75%	158,492	2,137
Morgan Stanley Capital Trust V	195,250	2,577	Torchmark Capital Trust III	23,100	437

Morgan Stanley Capital Trust VI	304,930	4,498			39,177

Morgan Stanley Capital Trust VII	141,000	2,029	Money Center Banks (2.54%)
Morgan Stanley Capital Trust VIII	26,800	378	BNY Capital IV	45,300	1,005

		40,380	Fleet Capital Trust IX	37,000	607

Finance - Mortgage Loan/Banker (0.69%)			JP Morgan Chase Capital XVI	14,700	306
Countrywide Capital V	343,197	5,749	National Westminster Bank Plc	52,700	685
Countrywide Financial Corp	167,422	2,737	Santander Finance Preferred SA Unipersonal

			6.00%	157,000	1,648
		8,486

			Santander Finance Preferred SA Unipersonal
Finance - Other Services (0.51%)			6.41%	15,231	331
ABN AMRO Capital Funding Trust V	151,900	1,891	Santander Finance Preferred SA Unipersonal
ABN AMRO Capital Funding Trust VII	244,600	2,979	6.50%	1,105,756	17,692
National Rural Utilities Cooperative Finance			Santander Finance Preferred SA Unipersonal
Corp 5.95%	14,300	253	6.80%	532,504	9,106

National Rural Utilities Cooperative Finance					31,380

Corp 6.10%	46,800	806	Multi-Line Insurance (4.02%)
National Rural Utilities Cooperative Finance			Aegon NV 4.00%	67,500	549
Corp 6.75%	20,300	405

			Aegon NV 6.375%	508,865	5,089
		6,334

			Aegon NV 6.50%	38,800	384
Financial Guarantee Insurance (0.22%)			Aegon NV 7.25%	113,900	1,300
AMBAC Financial Group Inc 5.88%	20,336	137	Allianz SE	702,550	13,665
AMBAC Financial Group Inc 5.95%	26,917	196	ING Groep NV 6.13%	157,300	1,947
Financial Security Assurance Holdings Ltd			ING Groep NV 6.20%	22,200	275
5.60%	67,500	375	ING Groep NV 6.38%	601,100	7,580
Financial Security Assurance Holdings Ltd
6.25%	342,525	1,935	ING Groep NV 7.05%	382,438	5,224
Financial Security Assurance Holdings Ltd			ING Groep NV 7.20%	77,500	1,063
6.88%	14,800	120	ING Groep NV 7.38%	638,200	9,254

		2,763	ING Groep NV 8.50%	118,400	2,040

			MetLife Inc 6.50%	4,700	77

See accompanying notes

469

Schedule of Investments
Preferred Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Multi-Line Insurance (continued)			Regional Banks (continued)
XL Capital Ltd (c)	200,000 $	1,251	Wells Fargo Capital XII	242,000 $	5,989

		49,698	Wells Fargo Capital XIV (b)	371,748	9,308

Multimedia (0.54%)					136,548

Viacom Inc	387,400	6,694	Reinsurance (1.67%)
			Everest Re Capital Trust II	329,119	4,838
Oil Company - Exploration & Production (0.27%)			PartnerRe Ltd 6.50%	182,466	3,074
Nexen Inc	184,060	3,317	PartnerRe Ltd 6.75%	129,200	2,261
			RenaissanceRe Holdings Ltd - Series B	66,100	1,172
Property & Casualty Insurance (2.13%)
			RenaissanceRe Holdings Ltd - Series C	209,035	2,954
Arch Capital Group Ltd 7.88%	56,500	1,020
			RenaissanceRe Holdings Ltd - Series D	388,800	6,349

Arch Capital Group Ltd 8.00%	548,082	10,496
					20,648

Berkley W R Capital Trust	779,125	11,329
Markel Corp	174,200	3,569	REITS - Apartments (0.73%)

		26,414	BRE Properties Inc - Series C	201,177	3,213

			BRE Properties Inc - Series D	12,876	206
Regional Banks (11.04%)
			Equity Residential	6,000	102
BAC Capital Trust I	27,100	555
			UDR Inc	325,500	5,533

BAC Capital Trust II	92,500	1,866
					9,054

BAC Capital Trust III	23,400	480
BAC Capital Trust IV	23,800	415	REITS - Diversified (3.49%)
BAC Capital Trust V	58,600	1,025	Duke Realty Corp 6.50%	267,000	2,921
BAC Capital Trust VIII	126,100	2,333	Duke Realty Corp 6.60%	55,200	607
BAC Capital Trust X	153,200	3,176	Duke Realty Corp 6.63%	203,200	2,388
BAC Capital Trust XII	210,500	4,385	Duke Realty Corp 6.95%	369,911	4,864
Bank One Capital VI	154,200	3,169	Duke Realty Corp 7.25%	142,932	1,658
Fifth Third Capital Trust VI	149,400	2,269	Duke Realty Corp 8.38%	747,029	10,682
Fleet Capital Trust VIII	35,300	671	PS Business Parks Inc Series H	162,200	2,511
KeyCorp Capital IX	71,000	1,012	PS Business Parks Inc Series I	159,400	2,327
KeyCorp Capital V	18,300	258	PS Business Parks Inc Series K	89,100	1,537
Keycorp Capital VI	3,600	60	PS Business Parks Inc Series L	2,400	39
KeyCorp Capital VIII	264,700	4,015	PS Business Parks Inc Series M	18,700	282
National City Capital Trust II	214,908	3,438	PS Business Parks Inc Series O	36,900	583
PNC Capital Trust C	745,900	17,156	PS Business Parks Inc Series P	521,600	7,798
PNC Capital Trust D	538,200	10,592	Vornado Realty Trust - Series F	236,848	3,816
SunTrust Capital IX	542,600	11,612	Vornado Realty Trust - Series G	2,000	31
Union Planters Preferred Funding Corp (a)	10	350	Vornado Realty Trust - Series H	27,900	446
USB Capital VI	696,800	13,065	Vornado Realty Trust - Series I	41,600	664

USB Capital VII	103,000	2,000			43,154

USB Capital VIII	19,000	390	REITS - Mortgage (0.07%)
USB Capital X	61,800	1,298	PFGI Capital Corp	48,300	874
USB Capital XI	211,192	4,526
USB Capital XII	68,100	1,362	REITS - Office Property (0.67%)
Wachovia Capital Trust IV	28,952	465	HRPT Properties Trust - Series B	52,051	650
Wachovia Capital Trust IX	531,400	8,609	HRPT Properties Trust - Series C	726,400	7,700

Wachovia Corp 7.25%	395,100	6,559			8,350

Wells Fargo Capital IV	108,621	2,657	REITS - Shopping Centers (4.18%)
Wells Fargo Capital IX	179,843	3,622	Developers Diversified Realty Corp 7.50%	75,112	751
Wells Fargo Capital VII	366,139	7,286	Developers Diversified Realty Corp 8.00%	134,100	1,468
Wells Fargo Capital VIII	11,700	231	Kimco Realty Corp 6.65%	3,400	60
Wells Fargo Capital XI	16,400	344	Kimco Realty Corp 7.75%	1,321,100	22,776

See accompanying notes

470

Schedule of Investments
Preferred Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
REITS - Shopping Centers (continued)			Special Purpose Entity (continued)
Regency Centers Corp 6.70%	274,600 $	4,619	CORTS Trust for First Union Institutional
Regency Centers Corp 7.25%	244,300	4,099	Capital I	41,000 $	892
Regency Centers Corp 7.45%	228,000	3,899	CORTS Trust for General Electric Capital
Weingarten Realty Investors 6.50%	708,000	10,797	Corp	10,800	212
			CORTS Trust for Goldman Sachs Capital I	28,700	485
Weingarten Realty Investors 6.75%	2,400	37
			CORTS Trust for IBM - Series IV	1,900	49
Weingarten Realty Investors 6.95%	196,000	3,234

			CORTS Trust for SunAmerica	14,016	115
		51,740

			CORTS Trust II for Bellsouth
REITS - Single Tenant (0.69%)			Telecommunications (d)	29,600	622
Realty Income Corp - Series D	495,093	8,268	CORTS Trust II for Goldman Sachs Capital I	12,700	211
Realty Income Corp - Series E	12,900	239	CORTS Trust III for Verizon Global

		8,507	Funding Corp	1,300	30

			CORTS Trust VI for IBM Debentures	2,800	65
REITS - Storage (2.75%)			CORTS-IBM	6,200	138
Public Storage Inc 6.18%; Series D	29,500	482	Deutsche Bank Capital Funding Trust VIII	696,900	11,178
Public Storage Inc 6.25%; Series Z	17,700	310	Deutsche Bank Capital Funding Trust X	14,700	240
Public Storage Inc 6.45%; Series F	399,600	6,693	Merrill Lynch Capital Trust I	271,700	4,456
Public Storage Inc 6.45%; Series X	95,100	1,663	Merrill Lynch Capital Trust II	35,700	577
Public Storage Inc 6.50%; Series W	21,800	373	PreferredPlus TR-CCR1 5.75%; Series GSG2	16,400	248
Public Storage Inc 6.60%; Series C	90,100	1,524	PreferredPlus TR-CCR1 6.00%; Series GSC3	44,400	610
Public Storage Inc 6.63%; Series M	292,200	5,055	PreferredPlus TR-CCR1 6.00%; Series GSC4	31,200	456
Public Storage Inc 6.75%; Series E	22,028	391	PreferredPlus TR-CCR1 6.00%; Series GSG1	13,000	212
Public Storage Inc 6.75%; Series L	97,400	1,705	PreferredPlus TR-CCR1 7.63%; Series VER1	6,700	154
Public Storage Inc 6.85%; Series Y	98,900	1,870	SATURNS - Series VZ; 6.130%	10,800	237
Public Storage Inc 6.95%; Series H	37,000	668	SATURNS 2002-11 6.00%; Series AIG	921	6
Public Storage Inc 7.00%; Series G	45,500	884	SATURNS 2003-06 6.00%; Series GS	3,300	53
Public Storage Inc 7.00%; Series N	57,100	1,051	SATURNS 2003-11 5.63%; Series GS	12,400	176
Public Storage Inc 7.25%; Series I	107,500	2,139	SATURNS 2003-13 6.25%; Series CSFB	13,800	226
Public Storage Inc 7.25%; Series K	443,733	8,697	SATURNS 2004-04 6.00%; Series GS	182,100	2,730
Public Storage Inc 7.63%; Series T	24,100	492	SATURNS 2004-06 6.00%; Series GS	177,900	2,624

		33,997	SATURNS 2004-2 5.75%; Series GS	26,300	426

REITS - Warehouse & Industrial (0.68%)			Trust Certificates Series 2001-2	20,010	471

AMB Property Corp - Series L	137,700	1,792			33,329

AMB Property Corp - Series M	52,800	651	Telecommunication Services (0.68%)
AMB Property Corp - Series P	196,400	2,818	Centaur Funding Corp (a)	10,000	8,425
First Industrial Realty Trust Inc - Series J	174,600	1,798
First Industrial Realty Trust Inc - Series K	12,100	145	Telephone - Integrated (0.09%)
Prologis - Series G	93,600	1,217	AT&T Inc	45,400	1,085

		8,421

			Television (0.92%)
Special Purpose Entity (2.69%)
			CBS Corp 6.75%	560,800	8,261
Citigroup Capital XVII	124,100	1,847
Corporate-Backed Trust Certificates 6.00%;			CBS Corp 7.25%	189,900	3,082

Series GS	143,900	2,049			11,343

Corporate-Backed Trust Certificates 6.00%	5,900	94	TOTAL PREFERRED STOCKS	$ 863,405

Corporate-Backed Trust Certificates 6.30%	3,300	51
Corporate-Backed Trust Certificates - Series
BMY	15,700	337
Corporate-Backed Trust Certificates - Series
VZ	30,300	691
CORTS Trust for AIG	12,216	49
CORTS Trust for Bristol Meyers Squibb	14,200	312

See accompanying notes		471

Schedule of Investments
Preferred Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (21.40%)			BONDS (continued)
Commercial Banks (4.34%)			Diversified Banking Institutions (continued)
Banponce Trust I			Royal Bank of Scotland Group PLC (continued)
8.33%, 2/ 1/2027	$ 1,000 $	782	7.65%, 8/29/2049 (e)	$ 1,200 $	661

Barclays Bank PLC					24,594

8.55%, 9/29/2049 (a)(e)	3,900	3,012
			Diversified Financial Services (1.02%)
BB&T Capital Trust IV
6.82%, 6/12/2057 (e)	4,000	2,228	General Electric Capital Corp
			6.38%, 11/15/2067 (e)	19,500	12,609
BOI Capital Funding No. 3

6.11%, 2/ 4/2016 (a)(e)	5,000	1,648	Electric - Integrated (0.18%)
Caisse Nationale des Caisses			FPL Group Capital Inc 6.35%
6.75%, 1/27/2049	1,500	753	6.35%, 10/ 1/2066 (e)	4,000	2,280
CBA Capital Trust I
5.81%, 12/31/2049 (a)	10,500	6,356	Finance - Consumer Loans (0.26%)
CBG Florida REIT Corp			HSBC Finance Capital Trust IX
7.11%, 5/29/2049 (a)(e)	4,000	818	5.91%, 11/30/2035	6,000	3,277
Centura Capital Trust I
8.85%, 6/ 1/2027 (a)	3,000	2,825	Finance - Credit Card (0.04%)
Credit Agricole SA/London			Capital One Capital III
6.64%, 5/31/2049 (a)(e)	11,500	5,510	7.69%, 8/15/2036	1,000	477
First Empire Capital Trust I
8.23%, 2/ 1/2027	2,000	1,440	Finance - Investment Banker & Broker (0.31%)
First Empire Capital Trust II			JP Morgan Chase Capital XXV
8.28%, 6/ 1/2027	2,000	1,445	6.80%, 10/ 1/2037	3,050	2,195
First Hawaiian Capital I			JPMorgan Chase Capital XXI
8.34%, 7/ 1/2027	5,000	3,814	3.74%, 2/ 2/2037 (e)	2,000	930
First Midwest Capital Trust I			Schwab Capital Trust I
6.95%, 12/ 1/2033	1,000	791	7.50%, 11/15/2037 (e)	1,000	694

HBOS PLC					3,819

6.41%, 10/ 1/2035 (a)(e)	4,400	1,834
North Fork Capital Trust II			Investment Management & Advisory Services (0.05%)
8.00%, 12/15/2027	3,450	2,919	Kleinwort Benson Group PLC
Northgroup Preferred Capital Corp			3.25%, 6/29/2049 (e)	1,000	565
6.38%, 12/29/2049 (a)(e)	10,000	5,769
Popular North America Capital Trust I			Life & Health Insurance (0.77%)
6.56%, 9/15/2034	1,000	542	Great West Life & Annuity Insurance Capital I
			6.63%, 11/15/2034 (a)	4,000	2,838
Regions Financing Trust II
6.63%, 5/15/2047	3,000	1,029	Great West Life & Annuity Insurance Co
			7.15%, 5/16/2046 (a)(e)	4,750	3,224
Shinsei Finance II
7.16%, 7/29/2049 (a)(e)	6,200	2,513	Nationwide Financial Services
			6.75%, 5/15/2037	1,000	537
Standard Chartered PLC
7.01%, 12/29/2049 (a)	9,500	5,104	Prudential Financial Inc
			8.88%, 6/15/2038 (e)	5,000	2,879

Swedbank AB
9.00%, 12/29/2049 (a)(e)	2,000	1,758			9,478

Westpac Capital Trust III			Money Center Banks (2.87%)
5.82%, 9/30/2013 (a)	1,300	856	ABN Amro North American Holding Preferred

		53,746	Capital Repackage Trust I

			6.52%, 12/29/2049 (a)(e)	9,600	8,323
Diversified Banking Institutions (1.99%)			BankAmerica Institutional Capital A
Citigroup Inc			8.07%, 12/31/2026 (a)	500	390
8.40%, 4/29/2049	5,000	3,475	BBVA International Preferred SA Unipersonal
JP Morgan Chase & Co			5.92%, 12/29/2049 (e)	7,600	3,565
7.90%, 4/29/2049 (e)	21,700	17,587	Dresdner Funding Trust I
Royal Bank of Scotland Group PLC			8.15%, 6/30/2031 (a)	4,200	2,010
7.64%, 3/31/2049 (e)(f)	6,000	2,871	HBOS Capital Funding LP
			6.07%, 6/29/2049 (a)(e)	10,000	4,394

See accompanying notes		472

Schedule of Investments
Preferred Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Money Center Banks (continued)			Regional Banks (continued)
HSBC Capital Funding LP/Jersey Channel			PNC Preferred Funding Trust I
Islands			8.70%, 2/28/2049 (a)(e)	$ 5,500 $	4,437
10.18%, 12/29/2049 (a)(e)	$ 6,000 $	4,767	6.52%, 12/31/2049 (a)(e)	6,700	4,725
KBC Bank Funding Trust III			Wells Fargo Capital XV
9.86%, 11/29/2049 (a)(e)	2,700	2,309	9.75%, 12/29/2049 (e)	11,000	10,670

Mizuho Finance Group					26,609

8.38%, 1/29/2049	9,000	8,331
UBS Preferred Funding Trust I			Savings & Loans - Thrifts (0.00%)
8.62%, 10/29/2049	2,000	1,483	Washington Mutual Preferred Funding Cayman

		35,572	7.25%, 3/29/2049 (a)(d)	5,759	7

			Washington Mutual Preferred Funding LLC
Mortgage Banks (0.18%)			6.67%, 12/29/2049 (a)(d)(e)	3,221	4

Abbey National Capital Trust I					11

8.96%, 12/29/2049	2,900	2,191
			Special Purpose Banks (0.13%)
Multi-Line Insurance (2.94%)			Agfirst Farm Credit Bank
Allstate Corp/The			7.30%, 12/15/2008 (a)(d)	2,000	1,611
6.50%, 5/15/2057	2,000	1,094
AXA SA			Special Purpose Entity (1.94%)
6.46%, 12/31/2049 (a)(e)	12,300	6,751	BankBoston Capital Trust IV
Hartford Financial Services Group Inc			3.41%, 6/ 8/2028 (e)	5,000	2,490
8.13%, 6/15/2068 (e)	13,000	6,488	BayernLB Capital Trust I
MetLife Capital Trust IV			6.20%, 12/31/2049	8,230	3,762
7.88%, 12/15/2037 (a)	19,500	10,920	CA Preferred Trust
MetLife Capital Trust X			7.00%, 1/29/2049	1,400	810
9.25%, 4/ 8/2068 (a)	6,000	3,735	Capital One Capital IV
MMI Capital Trust I			6.75%, 2/17/2037	2,000	942
7.63%, 12/15/2027	1,073	994	Glen Meadow Pass-Through Trust
USF&G Capital III			6.51%, 2/12/2067 (a)(e)	5,000	2,445
8.31%, 7/ 1/2046 (a)	2,000	1,606	Goldman Sachs Capital I
XL Capital Ltd			6.35%, 2/15/2034	500	309
6.50%, 12/31/2049 (e)	17,000	4,760	ILFC E-Capital Trust II

		36,348	6.25%, 12/21/2065 (a)(e)	4,000	1,295

			JP Morgan Chase Capital XX
Mutual Insurance (0.20%)			6.55%, 9/29/2036	850	595
Liberty Mutual Group Inc			Old Mutual Capital Funding
7.80%, 3/15/2037 (a)	2,000	986	8.00%, 5/29/2049	4,000	2,333
Oil Insurance Ltd			QBE Capital Funding II LP
7.56%, 12/29/2049 (a)(e)	3,000	1,518	6.80%, 6/29/2049 (a)(e)(f)	21,200	9,010

		2,504			23,991

Property & Casualty Insurance (1.46%)			Tools - Hand Held (0.42%)
Chubb Corp			Stanley Works Capital Trust I
6.38%, 3/29/2037 (e)	9,000	5,747	5.90%, 12/ 1/2045 (e)	7,000	5,136
Everest Reinsurance Holdings Inc
6.60%, 5/15/2037 (e)	6,700	3,077	Transport - Rail (0.15%)
Progressive Corp/The			BNSF Funding Trust I
6.70%, 6/15/2037	15,550	9,260	6.61%, 12/15/2055 (e)	3,150	1,912

		18,084	TOTAL BONDS	$ 264,814

Regional Banks (2.15%)
KeyCorp Capital II
6.88%, 3/17/2029	5,000	2,654
PNC Financial Services Group Inc
8.25%, 5/29/2049 (e)	5,000	4,123

See accompanying notes

473

Schedule of Investments Preferred Securities Fund

October 31, 2008

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (7.25%)
Money Center Banks (7.25%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%;
dated 10/31/2008 maturing 11/03/2008
(collateralized by Sovereign Agency
Issues; $92,411,000; 2.75% - 5.38%; dated
11/28/08 - 02/13/17)	$ 89,720 $	89,720

TOTAL REPURCHASE AGREEMENTS	$ 89,720

Total Investments	$ 1,225,072
Other Assets in Excess of Liabilities, Net - 0.99%		12,274

TOTAL NET ASSETS - 100.00%	$ 1,237,346

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $136,167 or 11.00% of net assets.
(b) Non-Income Producing Security
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,251 or 0.10% of net assets.
(d) Security is Illiquid
(e)	Variable Rate. Rate shown is in effect at October 31, 2008.
(f)	Security purchased on a when-issued basis.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 16,543
Unrealized Depreciation		(455,118)

Net Unrealized Appreciation (Depreciation)		(438,575)
Cost for federal income tax purposes		1,665,942
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Financial		88.11%
Utilities		5.78%
Communications		3.70%
Exchange Traded Funds		0.58%
Industrial		0.57%
Energy		0.27%
Other Assets in Excess of Liabilities, Net		0.99%

TOTAL NET ASSETS		100.00%

See accompanying notes

474

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2008

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Fixed Income Funds	49.07%

			Domestic Equity Funds	38.54%
INVESTMENT COMPANIES (99.79%)			International Equity Funds	12.18%
Principal Funds, Inc. Institutional Class (99.79%)			Other Assets in Excess of Liabilities, Net	0.21%

Bond & Mortgage Securities Fund (a)	50,234,063 $	427,492	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	613,773	6,107
Disciplined LargeCap Blend Fund (a)	11,984,691	119,248
High Yield Fund I (a)	5,264,718	43,118
Inflation Protection Fund (a)	7,998,693	56,631
International Emerging Markets Fund (a)	1,713,188	23,608
International Fund I (a)	2,621,497	23,095
International Growth Fund (a)	12,426,357	86,363
International Value Fund I (a)(b)	4,090,171	35,257
LargeCap Blend Fund I (a)	9,754,682	63,015
LargeCap Growth Fund (a)	8,636,745	52,943
LargeCap Growth Fund I (a)	9,299,796	50,684
LargeCap Value Fund (a)	4,170,945	33,159
LargeCap Value Fund I (a)	3,573,597	31,341
LargeCap Value Fund III (a)	3,402,381	28,886
MidCap Growth Fund III (a)(b)	461,239	2,938
MidCap Value Fund I (a)	390,820	3,345
Money Market Fund (a)	1,892,286	1,892
Preferred Securities Fund (a)	13,171,121	87,720
Real Estate Securities Fund (a)	6,693,925	79,189
SmallCap Growth Fund I (a)(b)	311,929	1,922
SmallCap Growth Fund III (a)(b)	2,434,092	16,503
SmallCap S&P 600 Index Fund (a)	2,319,512	27,625
SmallCap Value Fund (a)	1,592,868	19,704
SmallCap Value Fund I (a)	190,488	2,126
Ultra Short Bond Fund (a)	7,144,188	55,153

		1,379,064

TOTAL INVESTMENT COMPANIES	$ 1,379,064

Total Investments	$ 1,379,064
Other Assets in Excess of Liabilities, Net - 0.21%		2,887

TOTAL NET ASSETS - 100.00%	$ 1,381,951

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 2,438
Unrealized Depreciation		(582,173)

Net Unrealized Appreciation (Depreciation)		(579,735)
Cost for federal income tax purposes		1,958,799
All dollar amounts are shown in thousands (000's)

See accompanying notes

475

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	44,003,740 $	469,385	11,076,369	$ 112,131	4,846,046	$ 45,913	50,234,063 $	533,899
Core Plus Bond Fund I	-	-	1,279,235	12,781	665,462	6,642	613,773	6,132
Disciplined LargeCap Blend Fund	9,501,410	139,735	3,671,278	54,452	1,187,997	14,132	11,984,691	178,644
High Yield Fund	1,331,393	11,784	107,011	886	1,438,404	11,708	-	-
High Yield Fund I	3,418,884	35,680	2,507,119	25,522	661,285	6,229	5,264,718	54,628
Inflation Protection Fund	6,478,059	61,593	2,266,356	20,461	745,722	6,203	7,998,693	75,616
International Emerging Markets Fund	1,332,522	34,876	572,491	16,815	191,825	3,754	1,713,188	47,050
International Fund I	4,976,091	78,524	2,555,861	38,798	4,910,455	50,619	2,621,497	43,553
International Growth Fund	10,596,718	126,100	2,468,787	32,299	639,148	5,894	12,426,357	152,503
International Value Fund I	-	-	4,336,021	39,281	245,850	2,125	4,090,171	36,992
LargeCap Blend Fund I	8,399,650	82,576	2,345,628	21,630	990,596	7,576	9,754,682	95,603
LargeCap Growth Fund	7,703,817	54,901	1,745,842	15,615	812,914	6,014	8,636,745	64,500
LargeCap Growth Fund I	8,011,988	67,632	2,185,882	18,031	898,074	6,016	9,299,796	78,712
LargeCap Value Fund	3,375,854	38,815	1,223,739	13,987	428,648	4,010	4,170,945	48,699
LargeCap Value Fund I	3,088,338	43,156	863,654	11,202	378,395	4,011	3,573,597	49,756
LargeCap Value Fund III	2,797,387	35,298	997,778	13,130	392,784	4,010	3,402,381	44,312
MidCap Growth Fund III	-	-	689,681	6,881	228,442	1,774	461,239	4,743
MidCap Value Fund I	-	-	566,325	6,881	175,505	1,774	390,820	4,854
Money Market Fund	-	-	7,267,786	7,268	5,375,500	5,376	1,892,286	1,892
Preferred Securities Fund	11,121,143	118,480	3,475,943	32,506	1,425,965	10,786	13,171,121	138,336
Real Estate Securities Fund	4,202,589	79,973	3,226,524	55,507	735,188	10,787	6,693,925	124,646
SmallCap Growth Fund I	-	-	380,558	3,335	68,629	507	311,929	2,764
SmallCap Growth Fund III	2,065,493	25,192	479,907	5,368	111,308	993	2,434,092	29,439
SmallCap S&P 600 Index Fund	2,201,971	32,996	548,775	9,013	431,234	6,298	2,319,512	35,697
SmallCap Value Fund	1,333,242	25,266	328,403	5,342	68,777	993	1,592,868	29,564
SmallCap Value Fund I	-	-	230,411	3,335	39,923	507	190,488	2,783
Ultra Short Bond Fund	6,177,431	61,836	1,055,198	9,691	88,441	828	7,144,188	70,698

	$ 1,623,798			$ 592,148		$ 225,479	$ 1,956,015

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 25,940			$ (1,704)			$ -
Core Plus Bond Fund I			-		(7)			-
Disciplined LargeCap Blend Fund		1,996			(1,411)			18,823
High Yield Fund			555		(962)			281
High Yield Fund I		1,159			(345)			1
Inflation Protection Fund		6,485			(235)			-
International Emerging Markets Fund		6,360			(887)			1,947
International Fund I		3,853			(23,150)			5,934
International Growth Fund		6,129			(2)			8,520
International Value Fund I			-		(164)			-
LargeCap Blend Fund I		1,225			(1,027)			2,256
LargeCap Growth Fund			336		(2)			1,342
LargeCap Growth Fund I			788		(935)			2,603
LargeCap Value Fund		1,384			(93)			3,078
LargeCap Value Fund I			957		(591)			719
LargeCap Value Fund III		1,313			(106)			2,291
MidCap Growth Fund III			-		(364)			-
MidCap Value Fund I			-		(253)			-
Money Market Fund			48		-			-
Preferred Securities Fund		7,506			(1,864)			-
Real Estate Securities Fund		3,868			(47)			23,732
SmallCap Growth Fund I			-		(64)			-
SmallCap Growth Fund III		1,015			(128)			1,125
SmallCap S&P 600 Index Fund			866		(14)			2,982
SmallCap Value Fund			860		(51)			1,253
SmallCap Value Fund I			-		(45)			-
Ultra Short Bond Fund		2,887			(1)			-

	$ 75,530			$ (34,452)			$ 76,887

See accompanying notes

476

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2008

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	44.26%

			Fixed Income Funds	41.08%
INVESTMENT COMPANIES (99.54%)			International Equity Funds	14.20%
Principal Funds, Inc. Institutional Class (99.54%)			Other Assets in Excess of Liabilities, Net	0.46%

Bond & Mortgage Securities Fund (a)	1,426,667 $	12,141	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	194,995	1,940
Disciplined LargeCap Blend Fund (a)	531,456	5,288
High Yield Fund I (a)	320,572	2,625
Inflation Protection Fund (a)	121,270	859
International Emerging Markets Fund (a)	80,906	1,115
International Fund I (a)	328,821	2,897
International Growth Fund (a)	251,280	1,746
International Value Fund I (a)(b)	208,923	1,801
LargeCap Blend Fund I (a)	454,480	2,936
LargeCap Growth Fund (a)	364,546	2,235
LargeCap Growth Fund I (a)	387,354	2,111
LargeCap Value Fund (a)	193,615	1,539
LargeCap Value Fund I (a)	169,300	1,485
LargeCap Value Fund III (a)	176,047	1,495
MidCap Growth Fund III (a)(b)	116,192	740
MidCap Value Fund I (a)	92,964	796
Money Market Fund (a)	1,018,875	1,019
Preferred Securities Fund (a)	493,290	3,285
Real Estate Securities Fund (a)	271,225	3,208
SmallCap Growth Fund I (a)(b)	39,441	243
SmallCap Growth Fund III (a)(b)	36,594	248
SmallCap S&P 600 Index Fund (a)	58,098	692
SmallCap Value Fund (a)	22,400	277
SmallCap Value Fund I (a)	23,894	267

		52,988

TOTAL INVESTMENT COMPANIES	$ 52,988

Total Investments	$ 52,988
Other Assets in Excess of Liabilities, Net - 0.46%		246

TOTAL NET ASSETS - 100.00%	$ 53,234

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 85
Unrealized Depreciation		(14,490)

Net Unrealized Appreciation (Depreciation)		(14,405)
Cost for federal income tax purposes		67,393
All dollar amounts are shown in thousands (000's)

See accompanying notes

477

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007			Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares		Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund		- $	- 1,636,416		$ 15,824	209,749	$ 1,991	1,426,667 $	13,823
Core Plus Bond Fund I		-	-	202,588	2,023	7,593	74	194,995	1,948
Disciplined LargeCap Blend Fund		-	-	591,950	7,661	60,494	779	531,456	6,875
High Yield Fund I		-	-	356,957	3,530	36,385	359	320,572	3,169
Inflation Protection Fund		-	-	134,914	1,139	13,644	115	121,270	1,024
International Emerging Markets Fund		-	-	89,867	2,103	8,961	214	80,906	1,887
International Fund I		-	-	546,705	7,573	217,884	2,423	328,821	4,782
International Growth Fund		-	-	257,628	2,595	6,348	48	251,280	2,544
International Value Fund I		-	-	212,564	1,917	3,641	30	208,923	1,886
LargeCap Blend Fund I		-	-	506,197	4,206	51,717	427	454,480	3,775
LargeCap Growth Fund		-	-	405,555	3,303	41,009	335	364,546	2,966
LargeCap Growth Fund I		-	-	431,244	3,230	43,890	328	387,354	2,900
LargeCap Value Fund		-	-	215,711	2,178	22,096	221	193,615	1,955
LargeCap Value Fund I		-	-	188,806	2,178	19,506	222	169,300	1,953
LargeCap Value Fund III		-	-	196,322	2,178	20,275	221	176,047	1,953
MidCap Growth Fund III		-	-	129,229	1,198	13,037	122	116,192	1,076
MidCap Value Fund I		-	-	103,569	1,198	10,605	122	92,964	1,075
Money Market Fund		-	- 1,133,206		1,133	114,331	114	1,018,875	1,019
Preferred Securities Fund		-	-	550,942	4,693	57,652	481	493,290	4,205
Real Estate Securities Fund		-	-	301,530	4,760	30,305	482	271,225	4,272
SmallCap Growth Fund I		-	-	43,904	375	4,463	38	39,441	337
SmallCap Growth Fund III		-	-	40,743	378	4,149	38	36,594	340
SmallCap S&P 600 Index Fund		-	-	64,744	980	6,646	101	58,098	879
SmallCap Value Fund		-	-	24,954	378	2,554	38	22,400	340
SmallCap Value Fund I		-	-	26,618	375	2,724	39	23,894	336

		$ -			$ 77,106		$ 9,362	$ 67,319

						Realized Gain/Loss		Realized Gain/Loss from
		Dividends				on Investments		Other Investment Companies
		(000's)			(000's)			(000's)

Bond & Mortgage Securities Fund		$ 200			$ (10)			$ -
Core Plus Bond Fund I			-			(1)			-
Disciplined LargeCap Blend Fund			-			(7)			-
High Yield Fund I			-			(2)			-
Inflation Protection Fund			12			-			-
International Emerging Markets Fund			-			(2)			-
International Fund I			-			(368)			-
International Growth Fund			-			(3)			-
International Value Fund I			-			(1)			-
LargeCap Blend Fund I			-			(4)			-
LargeCap Growth Fund			-			(2)			-
LargeCap Growth Fund I			-			(2)			-
LargeCap Value Fund			-			(2)			-
LargeCap Value Fund I			-			(3)			-
LargeCap Value Fund III			-			(4)			-
MidCap Growth Fund III			-			-			-
MidCap Value Fund I			-			(1)			-
Money Market Fund			7			-			-
Preferred Securities Fund			87			(7)			-
Real Estate Securities Fund			28			(6)			-
SmallCap Growth Fund I			-			-			-
SmallCap Growth Fund III			-			-			-
SmallCap S&P 600 Index Fund			-			-			-
SmallCap Value Fund			-			-			-
SmallCap Value Fund I			-			-			-

		$ 334			$ (425)			$ -

See accompanying notes

478

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2008

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	49.36%

			Fixed Income Funds	34.34%
INVESTMENT COMPANIES (99.79%)			International Equity Funds	16.09%
Principal Funds, Inc. Institutional Class (99.79%)			Other Assets in Excess of Liabilities, Net	0.21%

Bond & Mortgage Securities Fund (a)	83,370,396 $	709,482	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	2,012,707	20,026
Disciplined LargeCap Blend Fund (a)	33,932,265	337,626
High Yield Fund I (a)	17,077,353	139,863
International Emerging Markets Fund (a)	5,151,195	70,983
International Fund I (a)	8,718,196	76,807
International Growth Fund (a)	33,562,863	233,262
International Value Fund I (a)(b)	12,357,203	106,519
LargeCap Blend Fund I (a)	26,580,563	171,710
LargeCap Growth Fund (a)	24,025,377	147,276
LargeCap Growth Fund I (a)	28,408,467	154,826
LargeCap Value Fund (a)	11,908,776	94,675
LargeCap Value Fund I (a)	10,560,523	92,616
LargeCap Value Fund III (a)	10,295,416	87,408
MidCap Growth Fund III (a)(b)	6,268,564	39,931
MidCap Value Fund I (a)	4,458,827	38,168
Preferred Securities Fund (a)	25,758,812	171,554
Real Estate Securities Fund (a)	13,143,000	155,482
SmallCap Growth Fund I (a)(b)	1,261,877	7,773
SmallCap Growth Fund III (a)(b)	6,536,716	44,319
SmallCap S&P 600 Index Fund (a)	5,297,374	63,092
SmallCap Value Fund (a)	4,250,007	52,573
SmallCap Value Fund I (a)	772,322	8,619

		3,024,590

TOTAL INVESTMENT COMPANIES	$ 3,024,590

Total Investments	$ 3,024,590
Other Assets in Excess of Liabilities, Net - 0.21%		6,365

TOTAL NET ASSETS - 100.00%	$ 3,030,955

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 3,761
Unrealized Depreciation		(1,353,701)

Net Unrealized Appreciation (Depreciation)		(1,349,940)
Cost for federal income tax purposes		4,374,530
All dollar amounts are shown in thousands (000's)

See accompanying notes

479

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	65,301,064 $	696,153	21,731,306	$ 219,270	3,661,974	$ 34,066	83,370,396 $	880,310
Core Plus Bond Fund I	-	-	2,527,811	25,242	515,104	5,139	2,012,707	20,092
Disciplined LargeCap Blend Fund	23,245,105	341,412	11,688,956	170,029	1,001,796	11,288	33,932,265	498,476
High Yield Fund	3,450,904	30,526	277,366	2,297	3,728,270	30,348	-	-
High Yield Fund I	9,842,633	102,673	7,766,754	78,730	532,034	4,890	17,077,353	176,164
International Emerging Markets Fund	3,628,689	94,821	1,700,965	48,414	178,459	3,209	5,151,195	139,172
International Fund I	12,149,528	191,778	8,673,455	128,281	12,104,787	120,038	8,718,196	142,739
International Growth Fund	27,235,907	325,073	7,010,231	90,882	683,275	5,994	33,562,863	409,966
International Value Fund I	-	-	12,676,647	114,806	319,444	2,779	12,357,203	111,821
LargeCap Blend Fund I	19,912,447	194,821	7,496,331	67,839	828,215	6,003	26,580,563	255,715
LargeCap Growth Fund	18,732,649	134,913	6,019,969	52,784	727,241	5,090	24,025,377	182,605
LargeCap Growth Fund I	21,496,413	182,719	7,749,396	62,709	837,342	5,265	28,408,467	239,187
LargeCap Value Fund	8,314,797	96,740	3,980,602	44,594	386,623	3,433	11,908,776	137,773
LargeCap Value Fund I	7,882,867	110,118	3,021,539	38,383	343,883	3,452	10,560,523	144,475
LargeCap Value Fund III	7,225,587	94,336	3,429,389	43,998	359,560	3,471	10,295,416	134,720
MidCap Growth Fund III	4,277,576	42,599	2,222,573	22,719	231,585	1,740	6,268,564	63,211
MidCap Value Fund I	2,724,443	39,133	1,910,734	23,583	176,350	1,721	4,458,827	60,690
Preferred Securities Fund	18,907,441	200,860	7,686,953	71,403	835,582	5,902	25,758,812	265,440
Real Estate Securities Fund	7,039,662	136,687	6,519,480	110,793	416,142	5,903	13,143,000	241,559
SmallCap Growth Fund I	-	-	1,333,617	11,894	71,740	496	1,261,877	11,300
SmallCap Growth Fund III	5,185,924	60,684	1,453,193	15,879	102,401	866	6,536,716	75,587
SmallCap S&P 600 Index Fund	3,970,482	66,719	1,450,882	23,313	123,990	1,702	5,297,374	88,330
SmallCap Value Fund	3,341,152	59,376	970,989	15,632	62,134	866	4,250,007	74,141
SmallCap Value Fund I	-	-	813,330	11,894	41,008	496	772,322	11,331

	$ 3,202,141			$ 1,495,368		$ 264,157	$ 4,364,804

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 40,486			$ (1,047)			$ -
Core Plus Bond Fund I			-		(11)			-
Disciplined LargeCap Blend Fund		4,945			(1,677)			46,415
High Yield Fund		1,439			(2,475)			729
High Yield Fund I		3,365			(349)			3
International Emerging Markets Fund		17,224			(854)			5,275
International Fund I		9,461			(57,282)			14,559
International Growth Fund		15,803			5			21,960
International Value Fund I			-		(206)			-
LargeCap Blend Fund I		2,924			(942)			5,383
LargeCap Growth Fund			823		(2)			3,285
LargeCap Growth Fund I		2,127			(976)			7,028
LargeCap Value Fund		3,434			(128)			7,625
LargeCap Value Fund I		2,459			(574)			1,847
LargeCap Value Fund III		3,423			(143)			5,956
MidCap Growth Fund III			86		(367)			3,352
MidCap Value Fund I		1,589			(305)			3,255
Preferred Securities Fund		13,565			(921)			-
Real Estate Securities Fund			6,797		(18)			40,062
SmallCap Growth Fund I			-		(98)			-
SmallCap Growth Fund III		2,563			(110)			2,841
SmallCap S&P 600 Index Fund		1,573			-			5,412
SmallCap Value Fund		2,173			(1)			3,161
SmallCap Value Fund I			-		(67)			-

	$ 136,259			$ (68,548)			$ 178,148

See accompanying notes

480

Schedule of Investments Principal LifeTime 2025 Fund

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.86%)
Principal Funds, Inc. Institutional Class (99.86%)
Bond & Mortgage Securities Fund (a)	1,067,273 $	9,082
Core Plus Bond Fund I (a)	146,386	1,457
Disciplined LargeCap Blend Fund (a)	677,269	6,739
High Yield Fund I (a)	384,985	3,153
International Emerging Markets Fund (a)	112,607	1,552
International Fund I (a)	441,608	3,891
International Growth Fund (a)	353,881	2,459
International Value Fund I (a)(b)	282,151	2,432
LargeCap Blend Fund I (a)	573,178	3,703
LargeCap Growth Fund (a)	529,475	3,246
LargeCap Growth Fund I (a)	575,847	3,138
LargeCap Value Fund (a)	284,301	2,260
LargeCap Value Fund I (a)	248,458	2,179
LargeCap Value Fund III (a)	257,623	2,187
MidCap Growth Fund III (a)(b)	154,531	984
MidCap Value Fund I (a)	124,001	1,061
Preferred Securities Fund (a)	464,208	3,092
Real Estate Securities Fund (a)	255,689	3,025
SmallCap Growth Fund I (a)(b)	62,117	383
SmallCap Growth Fund III (a)(b)	57,311	389
SmallCap S&P 600 Index Fund (a)	55,524	661
SmallCap Value Fund (a)	35,236	436
SmallCap Value Fund I (a)	37,664	420

		57,929

TOTAL INVESTMENT COMPANIES	$ 57,929

Total Investments	$ 57,929
Other Assets in Excess of Liabilities, Net - 0.14%		79

TOTAL NET ASSETS - 100.00%	$ 58,008

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 103
Unrealized Depreciation	(18,252)

Net Unrealized Appreciation (Depreciation)	(18,149)
Cost for federal income tax purposes	76,078
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	53.12%
Fixed Income Funds	28.93%
International Equity Funds	17.81%
Other Assets in Excess of Liabilities, Net	0.14%

TOTAL NET ASSETS	100.00%

See accompanying notes

481

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007			Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares		Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund		- $	- 1,125,406		$ 10,931	58,133	$ 538	1,067,273 $	10,386
Core Plus Bond Fund I		-	-	155,278	1,547	8,892	88	146,386	1,459
Disciplined LargeCap Blend Fund		-	-	703,324	9,161	26,055	298	677,269	8,861
High Yield Fund I		-	-	399,001	3,949	14,016	129	384,985	3,819
International Emerging Markets Fund		-	-	117,368	2,764	4,761	90	112,607	2,674
International Fund I		-	-	661,982	9,349	220,374	2,228	441,608	6,556
International Growth Fund		-	-	363,311	3,623	9,430	67	353,881	3,557
International Value Fund I		-	-	289,655	2,609	7,504	65	282,151	2,543
LargeCap Blend Fund I		-	-	595,140	4,975	21,962	163	573,178	4,811
LargeCap Growth Fund		-	-	549,648	4,500	20,173	147	529,475	4,353
LargeCap Growth Fund I		-	-	598,383	4,502	22,536	147	575,847	4,354
LargeCap Value Fund		-	-	295,159	3,000	10,858	97	284,301	2,903
LargeCap Value Fund I		-	-	258,074	3,000	9,616	96	248,458	2,903
LargeCap Value Fund III		-	-	267,691	3,000	10,068	97	257,623	2,903
MidCap Growth Fund III		-	-	160,736	1,499	6,205	49	154,531	1,450
MidCap Value Fund I		-	-	128,851	1,499	4,850	49	124,001	1,450
Preferred Securities Fund		-	-	481,970	4,143	17,762	137	464,208	4,005
Real Estate Securities Fund		-	-	265,481	4,214	9,792	137	255,689	4,078
SmallCap Growth Fund I		-	-	64,534	551	2,417	18	62,117	533
SmallCap Growth Fund III		-	-	59,548	555	2,237	18	57,311	537
SmallCap S&P 600 Index Fund		-	-	57,595	872	2,071	29	55,524	843
SmallCap Value Fund		-	-	36,540	555	1,304	18	35,236	537
SmallCap Value Fund I		-	-	39,081	551	1,417	18	37,664	533

		$ -			$ 81,349		$ 4,723	$ 76,048

						Realized Gain/Loss		Realized Gain/Loss from
		Dividends				on Investments		Other Investment Companies
		(000's)			(000's)			(000's)

Bond & Mortgage Securities Fund		$ 162			$ (7)			$ -
Core Plus Bond Fund I			-			-			-
Disciplined LargeCap Blend Fund			-			(2)			-
High Yield Fund I			-			(1)			-
International Emerging Markets Fund			-			-			-
International Fund I			-			(565)			-
International Growth Fund			-			1			-
International Value Fund I			-			(1)			-
LargeCap Blend Fund I			-			(1)			-
LargeCap Growth Fund			-			-			-
LargeCap Growth Fund I			-			(1)			-
LargeCap Value Fund			-			-			-
LargeCap Value Fund I			-			(1)			-
LargeCap Value Fund III			-			-			-
MidCap Growth Fund III			-			-			-
MidCap Value Fund I			-			-			-
Preferred Securities Fund			87			(1)			-
Real Estate Securities Fund			28			1			-
SmallCap Growth Fund I			-			-			-
SmallCap Growth Fund III			-			-			-
SmallCap S&P 600 Index Fund			-			-			-
SmallCap Value Fund			-			-			-
SmallCap Value Fund I			-			-			-

		$ 277			$ (578)			$ -

See accompanying notes

482

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2008

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	56.39%

			Fixed Income Funds	24.16%
INVESTMENT COMPANIES (99.77%)			International Equity Funds	19.22%
Principal Funds, Inc. Institutional Class (99.77%)			Other Assets in Excess of Liabilities, Net	0.23%

Bond & Mortgage Securities Fund (a)	41,368,360 $	352,045	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	1,292,255	12,858
Disciplined LargeCap Blend Fund (a)	32,957,147	327,924
High Yield Fund I (a)	16,995,689	139,195
International Emerging Markets Fund (a)	5,276,189	72,706
International Fund I (a)	9,146,256	80,578
International Growth Fund (a)	34,083,294	236,879
International Value Fund I (a)(b)	12,693,853	109,421
LargeCap Blend Fund I (a)	25,624,835	165,536
LargeCap Growth Fund (a)	25,908,112	158,817
LargeCap Growth Fund I (a)	29,248,069	159,402
LargeCap Value Fund (a)	13,044,281	103,702
LargeCap Value Fund I (a)	11,141,619	97,712
LargeCap Value Fund III (a)	10,549,351	89,564
MidCap Growth Fund III (a)(b)	6,672,676	42,505
MidCap Value Fund I (a)	5,111,801	43,757
Preferred Securities Fund (a)	18,635,074	124,109
Real Estate Securities Fund (a)	9,703,517	114,793
SmallCap Growth Fund I (a)(b)	4,280,458	26,368
SmallCap Growth Fund III (a)(b)	4,945,660	33,531
SmallCap S&P 600 Index Fund (a)	3,027,613	36,059
SmallCap Value Fund (a)	3,232,531	39,986
SmallCap Value Fund I (a)	2,379,677	26,557

		2,594,004

TOTAL INVESTMENT COMPANIES	$ 2,594,004

Total Investments	$ 2,594,004
Other Assets in Excess of Liabilities, Net - 0.23%		6,060

TOTAL NET ASSETS - 100.00%	$ 2,600,064

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 4,646
Unrealized Depreciation		(1,209,067)

Net Unrealized Appreciation (Depreciation)		(1,204,421)
Cost for federal income tax purposes		3,798,425
All dollar amounts are shown in thousands (000's)

See accompanying notes

483

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	30,675,038 $	327,373	12,257,652	$ 123,468	1,564,330	$ 14,578	41,368,360 $	435,871
Core Plus Bond Fund I	-	-	1,429,791	14,281	137,536	1,371	1,292,255	12,905
Disciplined LargeCap Blend Fund	21,631,814	317,065	11,950,787	172,626	625,454	7,332	32,957,147	481,530
High Yield Fund	3,264,200	28,867	262,360	2,173	3,526,560	28,706	-	-
High Yield Fund I	9,661,618	100,779	7,644,756	77,350	310,685	2,901	16,995,689	175,066
International Emerging Markets Fund	3,559,209	93,737	1,829,955	51,499	112,975	2,171	5,276,189	142,697
International Fund I	11,972,365	188,733	9,143,654	133,975	11,969,763	118,593	9,146,256	148,233
International Growth Fund	26,708,452	316,010	7,800,845	100,690	426,003	3,970	34,083,294	412,726
International Value Fund I	-	-	12,868,203	116,474	174,350	1,517	12,693,853	114,850
LargeCap Blend Fund I	18,398,551	179,585	7,740,866	69,614	514,582	3,865	25,624,835	244,876
LargeCap Growth Fund	19,342,718	139,604	7,069,669	61,584	504,275	3,665	25,908,112	197,522
LargeCap Growth Fund I	21,142,593	179,444	8,675,184	69,628	569,708	3,731	29,248,069	244,827
LargeCap Value Fund	8,710,901	101,262	4,603,684	51,234	270,304	2,486	13,044,281	149,947
LargeCap Value Fund I	7,963,665	111,412	3,410,787	43,018	232,833	2,425	11,141,619	151,697
LargeCap Value Fund III	6,997,746	90,150	3,797,864	48,198	246,259	2,470	10,549,351	135,814
MidCap Growth Fund III	4,501,613	44,790	2,320,585	23,518	149,522	1,179	6,672,676	66,951
MidCap Value Fund I	3,150,266	45,202	2,077,815	25,491	116,280	1,179	5,111,801	69,356
Preferred Securities Fund	13,121,802	139,113	5,902,052	54,724	388,780	2,861	18,635,074	190,757
Real Estate Securities Fund	4,914,626	94,007	4,984,478	84,138	195,587	2,861	9,703,517	175,289
SmallCap Growth Fund I	3,063,792	30,139	1,284,732	12,087	68,066	527	4,280,458	41,646
SmallCap Growth Fund III	3,747,500	42,910	1,268,658	13,697	70,498	607	4,945,660	55,931
SmallCap S&P 600 Index Fund	2,123,658	33,229	948,192	15,108	44,237	619	3,027,613	47,718
SmallCap Value Fund	2,419,998	41,331	855,494	13,657	42,961	607	3,232,531	54,381
SmallCap Value Fund I	1,627,751	30,344	792,472	11,879	40,546	527	2,379,677	41,656

	$ 2,675,086			$ 1,390,111		$ 210,748	$ 3,792,246

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 19,554			$ (392)			$ -
Core Plus Bond Fund I			-		(5)			-
Disciplined LargeCap Blend Fund		4,627			(829)			43,213
High Yield Fund		1,361			(2,334)			690
High Yield Fund I		3,317			(162)			3
International Emerging Markets Fund		16,962			(368)			5,194
International Fund I		9,308			(55,882)			14,311
International Growth Fund		15,545			(4)			21,577
International Value Fund I			-		(107)			-
LargeCap Blend Fund I		2,714			(458)			4,988
LargeCap Growth Fund			854		(1)			3,404
LargeCap Growth Fund I		2,099			(514)			6,934
LargeCap Value Fund		3,610			(63)			7,993
LargeCap Value Fund I		2,492			(308)			1,865
LargeCap Value Fund III		3,328			(64)			5,770
MidCap Growth Fund III			90		(178)			3,536
MidCap Value Fund I		1,838			(158)			3,762
Preferred Securities Fund		9,638			(219)			-
Real Estate Securities Fund		4,847			5			28,021
SmallCap Growth Fund I			844		(53)			1,904
SmallCap Growth Fund III		1,852			(69)			2,052
SmallCap S&P 600 Index Fund			844		-			2,896
SmallCap Value Fund		1,576			-			2,288
SmallCap Value Fund I		1,133			(40)			1,406

	$ 108,433			$ (62,203)			$ 161,807

See accompanying notes

484

Schedule of Investments Principal LifeTime 2035 Fund

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.39%)
Principal Funds, Inc. Institutional Class (99.39%)
Bond & Mortgage Securities Fund (a)	313,029 $	2,664
Core Plus Bond Fund I (a)	81,840	814
Disciplined LargeCap Blend Fund (a)	460,374	4,581
High Yield Fund I (a)	238,583	1,954
International Emerging Markets Fund (a)	82,033	1,130
International Fund I (a)	415,604	3,662
International Growth Fund (a)	118,441	823
International Value Fund I (a)(b)	224,228	1,933
LargeCap Blend Fund I (a)	384,092	2,481
LargeCap Growth Fund (a)	398,279	2,442
LargeCap Growth Fund I (a)	428,550	2,336
LargeCap Value Fund (a)	211,691	1,683
LargeCap Value Fund I (a)	185,650	1,628
LargeCap Value Fund III (a)	192,973	1,638
MidCap Growth Fund III (a)(b)	114,650	730
MidCap Value Fund I (a)	90,892	778
Preferred Securities Fund (a)	222,346	1,481
Real Estate Securities Fund (a)	130,697	1,546
SmallCap Growth Fund I (a)(b)	50,855	313
SmallCap Growth Fund III (a)(b)	46,839	318
SmallCap S&P 600 Index Fund (a)	25,310	301
SmallCap Value Fund (a)	28,349	351
SmallCap Value Fund I (a)	30,543	341

		35,928

TOTAL INVESTMENT COMPANIES	$ 35,928

Total Investments	$ 35,928
Other Assets in Excess of Liabilities, Net - 0.61%		219

TOTAL NET ASSETS - 100.00%	$ 36,147

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 213
Unrealized Depreciation	(10,602)

Net Unrealized Appreciation (Depreciation)	(10,389)
Cost for federal income tax purposes	46,317
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	59.39%
International Equity Funds	20.88%
Fixed Income Funds	19.12%
Other Assets in Excess of Liabilities, Net	0.61%

TOTAL NET ASSETS	100.00%

See accompanying notes

485

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007			Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares		Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund		- $	-	324,967	$ 3,146	11,938	$ 110	313,029 $	3,035
Core Plus Bond Fund I		-	-	82,431	824	591	6	81,840	818
Disciplined LargeCap Blend Fund		-	-	466,523	5,891	6,149	73	460,374	5,816
High Yield Fund I		-	-	241,661	2,356	3,078	29	238,583	2,327
International Emerging Markets Fund		-	-	83,143	1,838	1,110	23	82,033	1,815
International Fund I		-	-	549,363	7,597	133,759	1,337	415,604	5,959
International Growth Fund		-	-	119,860	878	1,419	9	118,441	868
International Value Fund I		-	-	225,385	2,001	1,157	10	224,228	1,991
LargeCap Blend Fund I		-	-	389,206	3,157	5,114	39	384,092	3,117
LargeCap Growth Fund		-	-	403,561	3,203	5,282	40	398,279	3,162
LargeCap Growth Fund I		-	-	434,208	3,158	5,658	39	428,550	3,118
LargeCap Value Fund		-	-	214,526	2,120	2,835	26	211,691	2,093
LargeCap Value Fund I		-	-	188,152	2,120	2,502	26	185,650	2,093
LargeCap Value Fund III		-	-	195,592	2,120	2,619	26	192,973	2,093
MidCap Growth Fund III		-	-	116,174	1,036	1,524	13	114,650	1,023
MidCap Value Fund I		-	-	92,105	1,036	1,213	13	90,892	1,023
Preferred Securities Fund		-	-	225,644	1,914	3,298	25	222,346	1,888
Real Estate Securities Fund		-	-	132,357	2,039	1,660	25	130,697	2,014
SmallCap Growth Fund I		-	-	51,517	425	662	5	50,855	420
SmallCap Growth Fund III		-	-	47,453	426	614	6	46,839	420
SmallCap S&P 600 Index Fund		-	-	25,637	378	327	5	25,310	373
SmallCap Value Fund		-	-	28,717	426	368	6	28,349	420
SmallCap Value Fund I		-	-	30,941	425	398	5	30,543	420

		$ -			$ 48,514		$ 1,896	$ 46,306

						Realized Gain/Loss		Realized Gain/Loss from
		Dividends				on Investments		Other Investment Companies
		(000's)			(000's)			(000's)

Bond & Mortgage Securities Fund		$ 45			$ (1)			$ -
Core Plus Bond Fund I			-			-			-
Disciplined LargeCap Blend Fund			-			(2)			-
High Yield Fund I			-			-			-
International Emerging Markets Fund			-			-			-
International Fund I			-			(301)			-
International Growth Fund			-			(1)			-
International Value Fund I			-			-			-
LargeCap Blend Fund I			-			(1)			-
LargeCap Growth Fund			-			(1)			-
LargeCap Growth Fund I			-			(1)			-
LargeCap Value Fund			-			(1)			-
LargeCap Value Fund I			-			(1)			-
LargeCap Value Fund III			-			(1)			-
MidCap Growth Fund III			-			-			-
MidCap Value Fund I			-			-			-
Preferred Securities Fund			38			(1)			-
Real Estate Securities Fund			13			-			-
SmallCap Growth Fund I			-			-			-
SmallCap Growth Fund III			-			-			-
SmallCap S&P 600 Index Fund			-			-			-
SmallCap Value Fund			-			-			-
SmallCap Value Fund I			-			-			-

		$ 96			$ (312)			$ -

See accompanying notes

486

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2008

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	62.07%

			International Equity Funds	21.57%
INVESTMENT COMPANIES (99.72%)			Fixed Income Funds	16.08%
Principal Funds, Inc. Institutional Class (99.72%)			Other Assets in Excess of Liabilities, Net	0.28%

Bond & Mortgage Securities Fund (a)	9,965,538 $	84,807	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	413,816	4,117
Disciplined LargeCap Blend Fund (a)	18,043,681	179,535
High Yield Fund I (a)	9,687,508	79,341
International Emerging Markets Fund (a)	3,171,707	43,706
International Fund I (a)	6,154,104	54,218
International Growth Fund (a)	18,912,442	131,441
International Value Fund I (a)(b)	7,567,921	65,236
LargeCap Blend Fund I (a)	14,614,096	94,407
LargeCap Growth Fund (a)	15,259,020	93,538
LargeCap Growth Fund I (a)	18,524,515	100,959
LargeCap Value Fund (a)	7,933,433	63,071
LargeCap Value Fund I (a)	6,776,445	59,429
LargeCap Value Fund III (a)	6,737,677	57,203
MidCap Growth Fund III (a)(b)	4,017,069	25,589
MidCap Value Fund I (a)	3,103,078	26,562
Preferred Securities Fund (a)	7,719,117	51,409
Real Estate Securities Fund (a)	4,546,861	53,789
SmallCap Growth Fund I (a)(b)	2,739,334	16,874
SmallCap Growth Fund III (a)(b)	2,727,831	18,495
SmallCap S&P 600 Index Fund (a)	1,564,839	18,637
SmallCap Value Fund (a)	1,783,065	22,057
SmallCap Value Fund I (a)	1,581,572	17,650

		1,362,070

TOTAL INVESTMENT COMPANIES	$ 1,362,070

Total Investments	$ 1,362,070
Other Assets in Excess of Liabilities, Net - 0.28%		3,850

TOTAL NET ASSETS - 100.00%	$ 1,365,920

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 2,200
Unrealized Depreciation		(664,843)

Net Unrealized Appreciation (Depreciation)		(662,643)
Cost for federal income tax purposes		2,024,713
All dollar amounts are shown in thousands (000's)

See accompanying notes

487

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	6,881,693 $	73,507	3,395,869	$ 34,106	312,024	$ 2,899	9,965,538 $	104,646
Core Plus Bond Fund I	-	-	428,577	4,281	14,761	148	413,816	4,133
Disciplined LargeCap Blend Fund	10,956,904	161,920	7,251,627	103,014	164,850	1,973	18,043,681	262,845
High Yield Fund	1,682,748	14,880	135,251	1,120	1,817,999	14,799	-	-
High Yield Fund I	5,214,371	54,392	4,552,988	45,901	79,851	750	9,687,508	99,519
International Emerging Markets Fund	1,991,821	52,686	1,210,596	33,278	30,710	611	3,171,707	85,303
International Fund I	6,501,116	103,256	6,455,827	93,160	6,802,839	67,028	6,154,104	98,958
International Growth Fund	14,356,690	173,583	4,700,760	60,058	145,008	1,446	18,912,442	232,195
International Value Fund I	-	-	7,611,808	68,849	43,887	385	7,567,921	68,430
LargeCap Blend Fund I	9,699,711	94,998	5,050,082	44,833	135,697	1,042	14,614,096	138,722
LargeCap Growth Fund	10,458,590	76,524	4,940,859	42,395	140,429	1,036	15,259,020	117,883
LargeCap Growth Fund I	12,409,583	105,624	6,283,808	49,726	168,876	1,130	18,524,515	154,149
LargeCap Value Fund	4,859,107	57,442	3,151,050	34,556	76,724	720	7,933,433	91,270
LargeCap Value Fund I	4,412,985	61,888	2,430,420	30,174	66,960	713	6,776,445	91,297
LargeCap Value Fund III	4,104,731	54,841	2,703,082	33,725	70,136	727	6,737,677	87,827
MidCap Growth Fund III	2,348,024	23,468	1,708,345	16,898	39,300	315	4,017,069	40,030
MidCap Value Fund I	1,647,866	23,674	1,485,939	17,936	30,727	314	3,103,078	41,274
Preferred Securities Fund	4,987,053	52,914	2,808,314	25,896	76,250	580	7,719,117	78,204
Real Estate Securities Fund	2,107,526	45,248	2,481,415	41,462	42,080	616	4,546,861	86,094
SmallCap Growth Fund I	1,959,889	19,265	801,642	7,570	22,197	179	2,739,334	26,644
SmallCap Growth Fund III	1,950,444	22,485	799,047	8,458	21,660	192	2,727,831	30,737
SmallCap S&P 600 Index Fund	1,037,150	16,321	539,217	8,513	11,528	164	1,564,839	24,670
SmallCap Value Fund	1,262,514	21,759	534,069	8,444	13,518	193	1,783,065	30,010
SmallCap Value Fund I	1,094,727	20,414	500,354	7,518	13,509	179	1,581,572	27,744

	$ 1,331,089			$ 821,871		$ 98,139	$ 2,022,584

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 4,545			$ (68)			$ -
Core Plus Bond Fund I			-		-			-
Disciplined LargeCap Blend Fund			2,360		(116)			21,933
High Yield Fund			702		(1,201)			356
High Yield Fund I		1,808			(24)			2
International Emerging Markets Fund			9,522		(50)			2,915
International Fund I		5,100			(30,430)			7,820
International Growth Fund		8,390			-			11,632
International Value Fund I			-		(34)			-
LargeCap Blend Fund I		1,443			(67)			2,646
LargeCap Growth Fund			465		-			1,850
LargeCap Growth Fund I		1,240			(71)			4,096
LargeCap Value Fund		2,028			(8)			4,474
LargeCap Value Fund I		1,391			(52)			1,037
LargeCap Value Fund III		1,967			(12)			3,396
MidCap Growth Fund III			48		(21)			1,856
MidCap Value Fund I			966		(22)			1,975
Preferred Securities Fund		3,836			(26)			-
Real Estate Securities Fund		2,151			-			12,084
SmallCap Growth Fund I			543		(12)			1,224
SmallCap Growth Fund III			967		(14)			1,072
SmallCap S&P 600 Index Fund			415		-			1,420
SmallCap Value Fund			827		-			1,199
SmallCap Value Fund I			766		(9)			949

	$ 51,480			$ (32,237)			$ 83,936

See accompanying notes

488

Schedule of Investments Principal LifeTime 2045 Fund

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.67%)
Principal Funds, Inc. Institutional Class (99.67%)
Bond & Mortgage Securities Fund (a)	35,369 $	301
Core Plus Bond Fund I (a)	31,099	310
Disciplined LargeCap Blend Fund (a)	176,219	1,753
High Yield Fund I (a)	86,800	711
International Emerging Markets Fund (a)	35,803	493
International Fund I (a)	93,641	825
International Growth Fund (a)	108,326	753
International Value Fund I (a)(b)	126,449	1,090
LargeCap Blend Fund I (a)	146,635	947
LargeCap Growth Fund (a)	164,892	1,011
LargeCap Growth Fund I (a)	183,846	1,002
LargeCap Value Fund (a)	88,199	701
LargeCap Value Fund I (a)	77,756	682
LargeCap Value Fund III (a)	81,304	690
MidCap Growth Fund III (a)(b)	48,290	308
MidCap Value Fund I (a)	37,527	321
Preferred Securities Fund (a)	50,357	335
Real Estate Securities Fund (a)	45,901	543
SmallCap Growth Fund I (a)(b)	21,376	132
SmallCap Growth Fund III (a)(b)	19,791	134
SmallCap S&P 600 Index Fund (a)	9,396	112
SmallCap Value Fund (a)	11,654	144
SmallCap Value Fund I (a)	12,620	141

		13,439

TOTAL INVESTMENT COMPANIES	$ 13,439

Total Investments	$ 13,439
Other Assets in Excess of Liabilities, Net - 0.33%		44

TOTAL NET ASSETS - 100.00%	$ 13,483

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 239
Unrealized Depreciation	(3,136)

Net Unrealized Appreciation (Depreciation)	(2,897)
Cost for federal income tax purposes	16,336
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	63.94%
International Equity Funds	23.44%
Fixed Income Funds	12.29%
Other Assets in Excess of Liabilities, Net	0.33%

TOTAL NET ASSETS	100.00%

See accompanying notes

489

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007			Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares		Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund		- $	-	38,974	$ 375	3,605	$ 33	35,369 $	342
Core Plus Bond Fund I		-	-	31,218	314	119	2	31,099	312
Disciplined LargeCap Blend Fund		-	-	177,765	2,101	1,546	17	176,219	2,084
High Yield Fund I		-	-	87,527	827	727	7	86,800	820
International Emerging Markets Fund		-	-	36,116	695	313	6	35,803	689
International Fund I		-	-	135,241	1,829	41,600	408	93,641	1,332
International Growth Fund		-	-	109,069	966	743	6	108,326	960
International Value Fund I		-	-	127,057	1,090	608	6	126,449	1,084
LargeCap Blend Fund I		-	-	147,920	1,125	1,285	9	146,635	1,116
LargeCap Growth Fund		-	-	166,338	1,240	1,446	11	164,892	1,229
LargeCap Growth Fund I		-	-	185,484	1,257	1,638	10	183,846	1,247
LargeCap Value Fund		-	-	88,972	826	773	6	88,199	820
LargeCap Value Fund I		-	-	78,446	827	690	7	77,756	820
LargeCap Value Fund III		-	-	82,026	827	722	7	81,304	820
MidCap Growth Fund III		-	-	48,715	396	425	3	48,290	393
MidCap Value Fund I		-	-	37,858	396	331	3	37,527	393
Preferred Securities Fund		-	-	50,997	426	640	5	50,357	421
Real Estate Securities Fund		-	-	46,268	665	367	6	45,901	659
SmallCap Growth Fund I		-	-	21,562	166	186	1	21,376	165
SmallCap Growth Fund III		-	-	19,964	166	173	1	19,791	165
SmallCap S&P 600 Index Fund		-	-	9,477	133	81	1	9,396	132
SmallCap Value Fund		-	-	11,754	166	100	1	11,654	165
SmallCap Value Fund I		-	-	12,728	166	108	1	12,620	165

		$ -			$ 16,979		$ 557	$ 16,333

						Realized Gain/Loss		Realized Gain/Loss from
		Dividends				on Investments		Other Investment Companies
		(000's)			(000's)			(000's)

Bond & Mortgage Securities Fund		$ 5			$ -		$ -
Core Plus Bond Fund I			-			-			-
Disciplined LargeCap Blend Fund			-			-			-
High Yield Fund I			-			-			-
International Emerging Markets Fund			-			-			-
International Fund I			-			(89)			-
International Growth Fund			-			-			-
International Value Fund I			-			-			-
LargeCap Blend Fund I			-			-			-
LargeCap Growth Fund			-			-			-
LargeCap Growth Fund I			-			-			-
LargeCap Value Fund			-			-			-
LargeCap Value Fund I			-			-			-
LargeCap Value Fund III			-			-			-
MidCap Growth Fund III			-			-			-
MidCap Value Fund I			-			-			-
Preferred Securities Fund			7			-			-
Real Estate Securities Fund			3			-			-
SmallCap Growth Fund I			-			-			-
SmallCap Growth Fund III			-			-			-
SmallCap S&P 600 Index Fund			-			-			-
SmallCap Value Fund			-			-			-
SmallCap Value Fund I			-			-			-

		$ 15			$ (89)		$ -

See accompanying notes

490

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2008

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	65.12%

			International Equity Funds	22.65%
INVESTMENT COMPANIES (99.63%)			Fixed Income Funds	11.86%
Principal Funds, Inc. Institutional Class (99.63%)			Other Assets in Excess of Liabilities, Net	0.37%

Bond & Mortgage Securities Fund (a)	1,654,674 $	14,082	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	78,014	776
Disciplined LargeCap Blend Fund (a)	7,318,717	72,821
High Yield Fund I (a)	4,084,795	33,454
International Emerging Markets Fund (a)	1,329,433	18,320
International Fund I (a)	2,519,326	22,195
International Growth Fund (a)	8,198,822	56,982
International Value Fund I (a)(b)	3,207,225	27,646
LargeCap Blend Fund I (a)	5,915,392	38,213
LargeCap Growth Fund (a)	6,755,870	41,414
LargeCap Growth Fund I (a)	7,941,620	43,282
LargeCap Value Fund (a)	3,436,244	27,318
LargeCap Value Fund I (a)	3,017,396	26,463
LargeCap Value Fund III (a)	2,895,911	24,586
MidCap Growth Fund III (a)(b)	1,736,473	11,061
MidCap Value Fund I (a)	1,335,626	11,433
Preferred Securities Fund (a)	2,586,984	17,229
Real Estate Securities Fund (a)	1,815,051	21,472
SmallCap Growth Fund I (a)(b)	1,401,902	8,636
SmallCap Growth Fund III (a)(b)	1,188,327	8,057
SmallCap S&P 600 Index Fund (a)	542,733	6,464
SmallCap Value Fund (a)	774,343	9,579
SmallCap Value Fund I (a)	807,951	9,017

		550,500

TOTAL INVESTMENT COMPANIES	$ 550,500

Total Investments	$ 550,500
Other Assets in Excess of Liabilities, Net - 0.37%		2,058

TOTAL NET ASSETS - 100.00%	$ 552,558

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,082
Unrealized Depreciation		(274,425)

Net Unrealized Appreciation (Depreciation)		(273,343)
Cost for federal income tax purposes		823,843
All dollar amounts are shown in thousands (000's)

See accompanying notes

491

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,181,248 $	12,707	532,123	$ 5,351	58,697	$ 551	1,654,674 $	17,495
Core Plus Bond Fund I	-	-	80,745	806	2,731	27	78,014	779
Disciplined LargeCap Blend Fund	4,550,391	66,174	2,881,726	41,047	113,400	1,413	7,318,717	105,744
High Yield Fund	743,677	6,576	59,773	495	803,450	6,540	-	-
High Yield Fund I	2,242,527	23,401	1,900,109	19,151	57,841	555	4,084,795	41,985
International Emerging Markets Fund	838,611	22,337	512,763	14,107	21,941	466	1,329,433	35,945
International Fund I	2,738,525	43,473	2,669,852	38,652	2,889,051	28,606	2,519,326	40,567
International Growth Fund	6,338,695	74,926	1,965,770	25,364	105,643	1,098	8,198,822	99,192
International Value Fund I	-	-	3,229,424	29,203	22,199	194	3,207,225	28,987
LargeCap Blend Fund I	4,003,696	39,012	2,006,619	17,809	94,923	757	5,915,392	56,021
LargeCap Growth Fund	4,729,498	34,334	2,131,662	18,259	105,290	809	6,755,870	51,784
LargeCap Growth Fund I	5,416,242	46,072	2,651,001	20,957	125,623	875	7,941,620	66,102
LargeCap Value Fund	2,142,878	25,081	1,351,084	14,833	57,718	562	3,436,244	39,344
LargeCap Value Fund I	2,016,280	28,220	1,051,620	13,057	50,504	562	3,017,396	40,682
LargeCap Value Fund III	1,800,675	23,616	1,147,186	14,312	51,950	563	2,895,911	37,359
MidCap Growth Fund III	1,045,781	10,352	718,672	7,092	27,980	237	1,736,473	17,196
MidCap Value Fund I	731,525	10,451	626,232	7,556	22,131	237	1,335,626	17,757
Preferred Securities Fund	1,729,719	18,382	899,461	8,283	42,196	337	2,586,984	26,316
Real Estate Securities Fund	886,867	21,328	958,211	16,128	30,027	450	1,815,051	37,006
SmallCap Growth Fund I	1,035,972	10,152	384,497	3,656	18,567	156	1,401,902	13,645
SmallCap Growth Fund III	852,347	9,677	353,658	3,738	17,678	162	1,188,327	13,244
SmallCap S&P 600 Index Fund	366,327	5,479	183,703	2,911	7,297	106	542,733	8,284
SmallCap Value Fund	550,271	9,377	235,228	3,730	11,156	163	774,343	12,944
SmallCap Value Fund I	579,475	10,744	239,934	3,631	11,458	156	807,951	14,213

	$ 551,871			$ 330,128		$ 45,582	$ 822,591

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 767			$ (12)			$ -
Core Plus Bond Fund I			-		-			-
Disciplined LargeCap Blend Fund			986		(64)			9,198
High Yield Fund			310		(531)			157
High Yield Fund I			783		(12)			1
International Emerging Markets Fund		4,042			(33)			1,238
International Fund I		2,164			(12,952)			3,323
International Growth Fund		3,736			-			5,184
International Value Fund I			-		(22)			-
LargeCap Blend Fund I			599		(43)			1,102
LargeCap Growth Fund			212		-			843
LargeCap Growth Fund I			545		(52)			1,801
LargeCap Value Fund			902		(8)			1,993
LargeCap Value Fund I			640		(33)			478
LargeCap Value Fund III			869		(6)			1,504
MidCap Growth Fund III			21		(11)			832
MidCap Value Fund I			433		(13)			885
Preferred Securities Fund		1,301			(12)			-
Real Estate Securities Fund			882		-			5,116
SmallCap Growth Fund I			289		(7)			651
SmallCap Growth Fund III			427		(9)			473
SmallCap S&P 600 Index Fund			148		-			507
SmallCap Value Fund			364		-			528
SmallCap Value Fund I			408		(6)			507

	$ 20,828			$ (13,826)			$ 36,321

See accompanying notes

492

Schedule of Investments Principal LifeTime 2055 Fund

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.07%)
Principal Funds, Inc. Institutional Class (100.07%)
Bond & Mortgage Securities Fund (a)	2,407 $	21
Core Plus Bond Fund I (a)	1,795	18
Disciplined LargeCap Blend Fund (a)	19,183	191
High Yield Fund I (a)	9,810	80
International Emerging Markets Fund (a)	3,650	50
International Fund I (a)	7,539	66
International Growth Fund (a)	12,562	87
International Value Fund I (a)(b)	15,909	137
LargeCap Blend Fund I (a)	16,216	105
LargeCap Growth Fund (a)	18,958	116
LargeCap Growth Fund I (a)	20,602	112
LargeCap Value Fund (a)	10,184	81
LargeCap Value Fund I (a)	8,931	78
LargeCap Value Fund III (a)	9,237	78
MidCap Growth Fund III (a)(b)	5,058	32
MidCap Value Fund I (a)	4,044	35
Preferred Securities Fund (a)	6,942	46
Real Estate Securities Fund (a)	5,043	60
SmallCap Growth Fund I (a)(b)	2,439	15
SmallCap Growth Fund III (a)(b)	2,450	17
SmallCap S&P 600 Index Fund (a)	964	12
SmallCap Value Fund (a)	1,522	19
SmallCap Value Fund I (a)	1,495	17

		1,473

TOTAL INVESTMENT COMPANIES	$ 1,473

Total Investments	$ 1,473
Liabilities in Excess of Other Assets, Net - (0.07)%		(1)

TOTAL NET ASSETS - 100.00%	$ 1,472

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 8
Unrealized Depreciation	(486)

Net Unrealized Appreciation (Depreciation)	(478)
Cost for federal income tax purposes	1,951
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	65.69%
International Equity Funds	23.18%
Fixed Income Funds	11.20%
Liabilities in Excess of Other Assets, Net	(0.07%)

TOTAL NET ASSETS	100.00%

See accompanying notes

493

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007			Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares		Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund		- $	-	5,675	$ 54	3,268	$ 30	2,407 $	23
Core Plus Bond Fund I		-	-	2,498	25	703	7	1,795	18
Disciplined LargeCap Blend Fund		-	-	31,992	383	12,809	135	19,183	249
High Yield Fund I		-	-	15,992	153	6,182	54	9,810	97
International Emerging Markets Fund		-	-	6,470	131	2,820	47	3,650	84
International Fund I		-	-	25,186	348	17,647	196	7,539	113
International Growth Fund		-	-	20,119	184	7,557	56	12,562	129
International Value Fund I		-	-	21,519	188	5,610	49	15,909	140
LargeCap Blend Fund I		-	-	27,005	208	10,789	74	16,216	135
LargeCap Growth Fund		-	-	31,610	238	12,652	85	18,958	154
LargeCap Growth Fund I		-	-	34,865	239	14,263	85	20,602	154
LargeCap Value Fund		-	-	16,912	159	6,728	57	10,184	103
LargeCap Value Fund I		-	-	14,897	159	5,966	56	8,931	104
LargeCap Value Fund III		-	-	15,530	159	6,293	57	9,237	103
MidCap Growth Fund III		-	-	8,737	73	3,679	26	5,058	47
MidCap Value Fund I		-	-	6,858	73	2,814	26	4,044	47
Preferred Securities Fund		-	-	11,578	91	4,636	33	6,942	59
Real Estate Securities Fund		-	-	8,364	123	3,321	43	5,043	80
SmallCap Growth Fund I		-	-	4,023	31	1,584	10	2,439	21
SmallCap Growth Fund III		-	-	4,077	34	1,627	11	2,450	23
SmallCap S&P 600 Index Fund		-	-	1,556	22	592	7	964	15
SmallCap Value Fund		-	-	2,437	34	915	11	1,522	23
SmallCap Value Fund I		-	-	2,401	31	906	10	1,495	21

		$ -			$ 3,140		$ 1,165	$ 1,942

						Realized Gain/Loss		Realized Gain/Loss from
		Dividends				on Investments		Other Investment Companies
		(000's)			(000's)			(000's)

Bond & Mortgage Securities Fund		$ 1			$ (1)			$ -
Core Plus Bond Fund I			-			-			-
Disciplined LargeCap Blend Fund			-			1			-
High Yield Fund I			-			(2)			-
International Emerging Markets Fund			-			-			-
International Fund I			-			(39)			-
International Growth Fund			-			1			-
International Value Fund I			-			1			-
LargeCap Blend Fund I			-			1			-
LargeCap Growth Fund			-			1			-
LargeCap Growth Fund I			-			-			-
LargeCap Value Fund			-			1			-
LargeCap Value Fund I			-			1			-
LargeCap Value Fund III			-			1			-
MidCap Growth Fund III			-			-			-
MidCap Value Fund I			-			-			-
Preferred Securities Fund			1			1			-
Real Estate Securities Fund			1			-			-
SmallCap Growth Fund I			-			-			-
SmallCap Growth Fund III			-			-			-
SmallCap S&P 600 Index Fund			-			-			-
SmallCap Value Fund			-			-			-
SmallCap Value Fund I			-			-			-

		$ 3			$ (33)			$ -

See accompanying notes

494

     Schedule of Investments Principal LifeTime Strategic Income Fund

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.72%)
Principal Funds, Inc. Institutional Class (99.72%)
Bond & Mortgage Securities Fund (a)	24,060,962 $	204,759
Core Plus Bond Fund I (a)	440,324	4,381
Disciplined LargeCap Blend Fund (a)	1,440,229	14,330
High Yield Fund I (a)	195,907	1,605
Inflation Protection Fund (a)	8,889,165	62,935
International Emerging Markets Fund (a)	75,470	1,040
International Fund I (a)	366,052	3,225
International Growth Fund (a)	1,730,544	12,027
International Value Fund I (a)(b)	537,567	4,634
LargeCap Blend Fund I (a)	1,284,851	8,300
LargeCap Growth Fund (a)	1,233,481	7,561
LargeCap Growth Fund I (a)	1,076,894	5,869
LargeCap Value Fund (a)	779,151	6,194
LargeCap Value Fund I (a)	59,405	521
LargeCap Value Fund III (a)	812,964	6,902
MidCap Growth Fund III (a)(b)	217,986	1,389
MidCap Value Fund I (a)	180,088	1,542
Money Market Fund (a)	1,115,312	1,115
Preferred Securities Fund (a)	4,189,968	27,905
Real Estate Securities Fund (a)	1,629,291	19,275
SmallCap S&P 600 Index Fund (a)	579,889	6,906
Ultra Short Bond Fund (a)	8,338,181	64,371

		466,786

TOTAL INVESTMENT COMPANIES	$ 466,786

Total Investments	$ 466,786
Other Assets in Excess of Liabilities, Net - 0.28%		1,312

TOTAL NET ASSETS - 100.00%	$ 468,098

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 885
Unrealized Depreciation		(154,351)

Net Unrealized Appreciation (Depreciation)		(153,466)
Cost for federal income tax purposes		620,252
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type		Percent

Fixed Income Funds		78.42%
Domestic Equity Funds		16.83%
International Equity Funds		4.47%
Other Assets in Excess of Liabilities, Net		0.28%

TOTAL NET ASSETS		100.00%

See accompanying notes

495

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	22,944,458 $	245,548	8,843,163	$ 90,467	7,726,659	$ 76,443	24,060,962 $	257,259
Core Plus Bond Fund I	-	-	718,227	7,163	277,903	2,778	440,324	4,385
Disciplined LargeCap Blend Fund	1,191,068	16,326	672,978	9,824	423,817	5,635	1,440,229	20,372
High Yield Fund I	-	-	408,659	4,074	212,752	2,063	195,907	1,960
Inflation Protection Fund	7,733,409	73,809	3,326,907	30,543	2,171,151	19,327	8,889,165	84,725
International Emerging Markets Fund	-	-	107,887	2,746	32,417	688	75,470	1,991
International Fund I	744,410	11,663	477,850	7,179	856,208	9,791	366,052	6,015
International Growth Fund	1,499,535	15,584	545,579	6,976	314,570	3,586	1,730,544	18,991
International Value Fund I	-	-	563,169	5,106	25,602	222	537,567	4,870
LargeCap Blend Fund I	1,233,522	11,960	423,697	3,864	372,368	3,177	1,284,851	12,494
LargeCap Growth Fund	1,135,574	7,353	397,897	3,538	299,990	2,491	1,233,481	8,403
LargeCap Growth Fund I	960,708	8,103	436,202	3,543	320,016	2,404	1,076,894	9,125
LargeCap Value Fund	643,546	7,163	331,426	3,763	195,821	2,061	779,151	8,854
LargeCap Value Fund I	-	-	121,566	1,456	62,161	689	59,405	718
LargeCap Value Fund III	590,376	7,168	401,627	5,115	179,039	2,148	812,964	10,120
MidCap Growth Fund III	-	-	265,440	2,563	47,454	412	217,986	2,124
MidCap Value Fund I	-	-	217,478	2,563	37,390	412	180,088	2,128
Money Market Fund	-	-	13,561,564	13,562	12,446,252	12,447	1,115,312	1,115
Preferred Securities Fund	3,679,648	39,593	1,742,971	16,357	1,232,651	10,823	4,189,968	44,531
Real Estate Securities Fund	982,146	15,999	1,145,000	19,212	497,855	7,731	1,629,291	27,473
SmallCap S&P 600 Index Fund	480,182	7,061	247,799	3,952	148,092	2,217	579,889	8,795
Ultra Short Bond Fund	7,030,429	70,536	2,067,220	19,093	759,468	7,080	8,338,181	82,541

	$ 537,866			$ 262,659		$ 174,625	$ 618,989

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 13,213			$ (2,313)			$ -
Core Plus Bond Fund I			-		-			-
Disciplined LargeCap Blend Fund			248		(143)			2,365
High Yield Fund I			-		(51)			-
Inflation Protection Fund		7,609			(300)			-
International Emerging Markets Fund			-		(67)			-
International Fund I			576		(3,036)			891
International Growth Fund			862		17			1,203
International Value Fund I			-		(14)			-
LargeCap Blend Fund I			175		(153)			323
LargeCap Growth Fund			49		3			197
LargeCap Growth Fund I			94		(117)			310
LargeCap Value Fund			263		(11)			589
LargeCap Value Fund I			-		(49)			-
LargeCap Value Fund III			276		(15)			485
MidCap Growth Fund III			-		(27)			-
MidCap Value Fund I			-		(23)			-
Money Market Fund			13		-			-
Preferred Securities Fund		2,437			(596)			-
Real Estate Securities Fund			929		(7)			5,612
SmallCap S&P 600 Index Fund			189		(1)			653
Ultra Short Bond Fund		3,349			(8)			-

	$ 30,282			$ (6,911)			$ 12,628

See accompanying notes

496

Schedule of Investments
Real Estate Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.22%)			COMMON STOCKS (continued)
REITS - Apartments (16.40%)			REITS - Single Tenant (2.20%)
American Campus Communities Inc	607,812 $	15,791	National Retail Properties Inc	1,458,330 $	26,002
AvalonBay Communities Inc	653,576	46,417
Equity Residential	1,058,330	36,968	REITS - Storage (8.54%)
Essex Property Trust Inc	488,439	47,525	Public Storage	1,239,170	100,992
Home Properties Inc	748,660	30,313
			REITS - Warehouse & Industrial (0.87%)
Mid-America Apartment Communities Inc	480,942	16,948

			EastGroup Properties Inc	308,630	10,333

		193,962

			TOTAL COMMON STOCKS	$ 1,114,607

REITS - Diversified (11.21%)				Principal
Digital Realty Trust Inc	804,710	26,942
				Amount	Value
Entertainment Properties Trust	820,332	30,721		(000's)	(000's)

PS Business Parks Inc	150,780	6,826	SHORT TERM INVESTMENTS (4.24%)
Vornado Realty Trust	964,780	68,065	Commercial Paper (4.24%)

		132,554	Investment in Joint Trading Account; HSBC

REITS - Healthcare (13.91%)			Funding
HCP Inc	1,257,931	37,650	0.25%, 11/ 3/2008	$ 25,090 $	25,090
Health Care REIT Inc	813,038	36,188	Investment in Joint Trading Account;
			Prudential Funding
LTC Properties Inc	126,880	3,067	0.30%, 11/ 3/2008	25,089	25,089

Nationwide Health Properties Inc	627,720	18,731			50,179

Omega Healthcare Investors Inc	870,090	13,112
Ventas Inc	1,549,074	55,860	TOTAL SHORT TERM INVESTMENTS	$ 50,179

		164,608	REPURCHASE AGREEMENTS (2.32%)

REITS - Hotels (1.97%)			Money Center Banks (2.32%)
Host Hotels & Resorts Inc	2,211,937	22,871	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%;
Sunstone Hotel Investors Inc	73,091	479	dated 10/31/2008 maturing 11/03/2008

		23,350	(collateralized by Sovereign Agency

			Issues; $28,300,000; 2.75% - 5.38%; dated
REITS - Manufactured Homes (1.32%)			11/28/08 - 02/13/17)	$ 27,476 $	27,476

Equity Lifestyle Properties Inc	372,162	15,627	TOTAL REPURCHASE AGREEMENTS	$ 27,476

REITS - Office Property (12.27%)			Total Investments	$ 1,192,262
Alexandria Real Estate Equities Inc	418,589	29,101	Liabilities in Excess of Other Assets, Net - (0.78)%		(9,279)

Boston Properties Inc	1,304,331	92,451	TOTAL NET ASSETS - 100.00%	$ 1,182,983

Corporate Office Properties Trust SBI MD	239,280	7,439
Douglas Emmett Inc	1,069,548	16,150

		145,141

			Unrealized Appreciation (Depreciation)
REITS - Regional Malls (13.17%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
General Growth Properties Inc	1,629,246	6,745	of investments held by the fund as of the period end were as follows:
Simon Property Group Inc	1,798,288	120,539
Taubman Centers Inc	859,215	28,543	Unrealized Appreciation	$ 19,853

		155,827	Unrealized Depreciation		(399,504)

			Net Unrealized Appreciation (Depreciation)		(379,651)
REITS - Shopping Centers (12.36%)			Cost for federal income tax purposes		1,571,913
Acadia Realty Trust	1,078,436	19,487	All dollar amounts are shown in thousands (000's)
Federal Realty Investment Trust	887,458	54,375
Kimco Realty Corp	1,244,480	28,100
Saul Centers Inc	279,990	10,245
Tanger Factory Outlet Centers	940,100	34,004

		146,211

See accompanying notes

497

Schedule of Investments Real Estate Securities Fund

October 31, 2008

Portfolio Summary (unaudited)

REIT	Percent

REITS - Apartments	16.40%
REITS - Healthcare	13.91%
REITS - Regional Malls	13.17%
REITS - Shopping Centers	12.36%
REITS - Office Property	12.27%
REITS - Diversified	11.21%
REITS - Storage	8.54%
Money Center Banks	2.32%
REITS - Single Tenant	2.20%
Finance - Other Services	2.12%
Special Purpose Entity	2.12%
REITS - Hotels	1.97%
REITS - Manufactured Homes	1.32%
REITS - Warehouse & Industrial	0.87%
Liabilities in Excess of Other Assets, Net	(0.78%)

TOTAL NET ASSETS	100.00%

See accompanying notes

498

Schedule of Investments SAM Balanced Portfolio October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.96%)
Principal Funds, Inc. Institutional Class (99.96%)
Disciplined LargeCap Blend Fund (a)	19,308,881 $	192,123
Diversified International Fund (a)	24,384,063	181,417
Equity Income Fund (a)	28,285,889	390,911
High Yield Fund (a)	22,951,355	139,085
Income Fund (a)	43,896,352	344,586
International Emerging Markets Fund (a)	3,816,721	52,594
LargeCap Growth Fund (a)	46,001,459	281,989
LargeCap Growth Fund II (a)(b)	46,174,007	277,506
LargeCap Value Fund III (a)	19,114,245	162,280
MidCap Stock Fund (a)	8,728,233	102,120
Money Market Fund (a)	146,750	147
Mortgage Securities Fund (a)	48,339,182	500,311
Preferred Securities Fund (a)	17,698,875	117,874
Real Estate Securities Fund (a)	6,786,067	80,279
Short Term Income Fund (a)	8,894,620	99,353
SmallCap Growth Fund (a)(b)	9,534,651	52,441
SmallCap Value Fund (a)	4,417,437	54,644
West Coast Equity Fund (a)	4,262,229	132,641

		3,162,301

TOTAL INVESTMENT COMPANIES	$ 3,162,301

Total Investments	$ 3,162,301
Other Assets in Excess of Liabilities, Net - 0.04%		1,354

TOTAL NET ASSETS - 100.00%	$ 3,163,655

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 48,337
Unrealized Depreciation	(661,556)

Net Unrealized Appreciation (Depreciation)	(613,219)
Cost for federal income tax purposes	3,775,520
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	54.59%
Fixed Income Funds	37.97%
International Equity Funds	7.40%
Other Assets in Excess of Liabilities, Net	0.04%

TOTAL NET ASSETS	100.00%

See accompanying notes

499

Schedule of Investments
SAM Balanced Portfolio
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	30,213,300 $	411,746	4,059,750	$ 61,324	14,964,169	$ 211,637	19,308,881 $	247,497
Diversified International Fund	22,541,978	244,408	4,945,668	58,784	3,103,583	45,847	24,384,063	261,201
Equity Income Fund	28,989,689	496,473	4,340,195	84,446	5,043,995	94,696	28,285,889	469,942
High Yield Fund	24,894,467	196,251	3,969,952	30,789	5,913,064	47,185	22,951,355	176,432
Income Fund	53,730,288	489,287	4,298,967	38,518	14,132,903	121,661	43,896,352	395,509
International Emerging Markets Fund	2,736,657	70,791	1,301,655	27,595	221,591	7,803	3,816,721	92,295
LargeCap Growth Fund	92,645,724	604,721	2,413,298	20,470	49,057,563	432,289	46,001,459	272,026
LargeCap Growth Fund II	-	-	47,300,742	393,640	1,126,735	9,397	46,174,007	382,760
LargeCap Value Fund III	-	-	19,114,245	184,510	-	-	19,114,245	184,510
MidCap Stock Fund	8,367,725	101,772	2,002,424	31,292	1,641,916	29,882	8,728,233	106,643
Money Market Fund	24,764,421	24,765	48,480,830	48,481	73,098,501	73,099	146,750	147
Mortgage Securities Fund	76,279,192	816,724	3,645,156	38,698	31,585,166	333,532	48,339,182	512,190
Preferred Securities Fund	-	-	19,074,506	172,334	1,375,631	12,631	17,698,875	159,008
Real Estate Securities Fund	4,578,577	75,651	3,003,056	46,788	795,566	15,603	6,786,067	106,288
Short Term Income Fund	3,567,322	41,401	16,946,664	196,586	11,619,366	133,245	8,894,620	102,719
SmallCap Growth Fund	9,331,987	49,383	2,501,503	16,848	2,298,839	21,573	9,534,651	50,107
SmallCap Value Fund	4,294,667	74,526	2,024,048	28,593	1,901,278	31,974	4,417,437	69,901
West Coast Equity Fund	5,013,322	158,104	524,459	21,771	1,275,552	52,161	4,262,229	129,132

	$ 3,856,003			$ 1,501,467		$ 1,674,215	$ 3,718,307

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Disciplined LargeCap Blend Fund	$ 4,476			$ (13,936)			$ 50,797
Diversified International Fund		13,835			3,856			30,510
Equity Income Fund		31,502			(16,281)			37,477
High Yield Fund		15,098			(3,423)			4,622
Income Fund		27,229			(10,635)			-
International Emerging Markets Fund		11,789			1,712			3,611
LargeCap Growth Fund		2,617			79,124			10,523
LargeCap Growth Fund II		3,879			(1,483)			3,678
LargeCap Value Fund III			-		-			-
MidCap Stock Fund		3,312			3,461			18,374
Money Market Fund		1,398			-			-
Mortgage Securities Fund		36,507			(9,700)			-
Preferred Securities Fund		8,044			(695)			-
Real Estate Securities Fund			3,385		(548)			22,186
Short Term Income Fund		8,088			(2,023)			-
SmallCap Growth Fund			-		5,449			4,201
SmallCap Value Fund		1,989			(1,244)			3,148
West Coast Equity Fund		1,871			1,418			14,583

	$ 175,019			$ 35,052			$ 203,710

See accompanying notes

500

Schedule of Investments SAM Conservative Balanced Portfolio

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.99%)
Principal Funds, Inc. Institutional Class (99.99%)
Disciplined LargeCap Blend Fund (a)	2,202,770 $	21,918
Diversified International Fund (a)	2,870,496	21,356
Equity Income Fund (a)	3,193,505	44,134
High Yield Fund (a)	5,350,639	32,425
Income Fund (a)	12,098,462	94,973
International Emerging Markets Fund (a)	484,678	6,679
LargeCap Growth Fund (a)	5,225,424	32,032
LargeCap Growth Fund II (a)(b)	5,183,169	31,151
LargeCap Value Fund III (a)	1,982,521	16,832
MidCap Stock Fund (a)	1,131,862	13,243
Money Market Fund (a)	2,224,964	2,225
Mortgage Securities Fund (a)	13,339,826	138,067
Preferred Securities Fund (a)	3,389,482	22,574
Real Estate Securities Fund (a)	777,966	9,203
Short Term Income Fund (a)	3,350,516	37,425
SmallCap Growth Fund (a)(b)	1,179,103	6,485
SmallCap Value Fund (a)	484,840	5,997
West Coast Equity Fund (a)	519,383	16,163

		552,882

TOTAL INVESTMENT COMPANIES	$ 552,882

Total Investments	$ 552,882
Other Assets in Excess of Liabilities, Net - 0.01%		35

TOTAL NET ASSETS - 100.00%	$ 552,917

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,617
Unrealized Depreciation	(99,828)

Net Unrealized Appreciation (Depreciation)	(94,211)
Cost for federal income tax purposes	647,093
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	59.26%
Domestic Equity Funds	35.66%
International Equity Funds	5.07%
Other Assets in Excess of Liabilities, Net	0.01%

TOTAL NET ASSETS	100.00%

See accompanying notes

501

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	2,764,103 $	36,651	835,248	$ 11,699	1,396,581	$ 20,126	2,202,770 $	27,501
Diversified International Fund	2,044,558	21,303	1,041,890	11,760	215,952	3,169	2,870,496	30,256
Equity Income Fund	2,660,908	44,711	969,035	17,981	436,438	8,778	3,193,505	53,509
High Yield Fund	4,288,079	33,018	1,418,638	10,992	356,078	2,671	5,350,639	41,009
Income Fund	12,522,870	115,003	1,946,898	17,465	2,371,306	20,492	12,098,462	110,202
International Emerging Markets Fund	244,691	6,248	257,671	5,455	17,684	550	484,678	11,157
LargeCap Growth Fund	8,296,270	53,715	1,251,247	10,167	4,322,093	38,757	5,225,424	30,903
LargeCap Growth Fund II	-	-	5,325,991	43,568	142,822	1,137	5,183,169	42,190
LargeCap Value Fund III	-	-	1,982,521	19,775	-	-	1,982,521	19,775
MidCap Stock Fund	808,101	11,338	418,387	6,290	94,626	1,741	1,131,862	15,971
Money Market Fund	26,690	27	10,265,810	10,266	8,067,536	8,068	2,224,964	2,225
Mortgage Securities Fund	15,861,519	170,632	2,166,847	23,051	4,688,540	49,446	13,339,826	142,430
Preferred Securities Fund	-	-	3,486,073	30,893	96,591	826	3,389,482	29,954
Real Estate Securities Fund	446,133	7,724	405,584	6,220	73,751	1,540	777,966	12,341
Short Term Income Fund	3,003,445	35,288	1,515,048	17,609	1,167,977	13,376	3,350,516	39,004
SmallCap Growth Fund	800,508	3,925	549,588	3,793	170,993	1,597	1,179,103	6,482
SmallCap Value Fund	397,669	6,941	335,725	4,778	248,554	4,002	484,840	7,332
West Coast Equity Fund	462,514	13,768	138,678	5,461	81,809	3,293	519,383	15,700

	$ 560,292			$ 257,223		$ 179,569	$ 637,941

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 384			$ (723)			$ 4,946
Diversified International Fund			1,297		362			2,858
Equity Income Fund		2,941			(405)			3,330
High Yield Fund		3,149			(330)			902
Income Fund		6,675			(1,774)			-
International Emerging Markets Fund			1,123		4			345
LargeCap Growth Fund			228		5,778			914
LargeCap Growth Fund II			296		(241)			281
LargeCap Value Fund III			-		-			-
MidCap Stock Fund			344		84			1,908
Money Market Fund			181		-			-
Mortgage Securities Fund		8,462			(1,807)			-
Preferred Securities Fund		1,406			(113)			-
Real Estate Securities Fund			341		(63)			2,112
Short Term Income Fund		1,935			(517)			-
SmallCap Growth Fund			-		361			376
SmallCap Value Fund			202		(385)			358
West Coast Equity Fund			180		(236)			1,404

	$ 29,144			$ (5)			$ 19,734

See accompanying notes

502

Schedule of Investments SAM Conservative Growth Portfolio

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.10%)
Principal Funds, Inc. Institutional Class (100.10%)
Disciplined LargeCap Blend Fund (a)	18,425,073 $	183,329
Diversified International Fund (a)	25,557,262	190,146
Equity Income Fund (a)	28,464,488	393,379
High Yield Fund (a)	11,351,105	68,788
Income Fund (a)	13,907,794	109,176
International Emerging Markets Fund (a)	3,526,948	48,601
LargeCap Growth Fund (a)	47,449,962	290,868
LargeCap Growth Fund II (a)(b)	40,413,852	242,887
LargeCap Value Fund III (a)	16,130,076	136,944
MidCap Stock Fund (a)	10,538,515	123,301
Money Market Fund (a)	16,628,501	16,629
Mortgage Securities Fund (a)	19,463,616	201,448
Preferred Securities Fund (a)	6,645,119	44,257
Real Estate Securities Fund (a)	6,785,392	80,271
Short Term Income Fund (a)	2,560,304	28,599
SmallCap Growth Fund (a)(b)	9,038,196	49,710
SmallCap Value Fund (a)	4,251,543	52,592
West Coast Equity Fund (a)	4,707,606	146,501

		2,407,426

TOTAL INVESTMENT COMPANIES	$ 2,407,426

Total Investments	$ 2,407,426
Liabilities in Excess of Other Assets, Net - (0.10)%		(2,386)

TOTAL NET ASSETS - 100.00%	$ 2,405,040

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 33,923
Unrealized Depreciation	(581,880)

Net Unrealized Appreciation (Depreciation)	(547,957)
Cost for federal income tax purposes	2,955,383
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	70.67%
Fixed Income Funds	19.50%
International Equity Funds	9.93%
Liabilities in Excess of Other Assets, Net	(0.10%)

TOTAL NET ASSETS	100.00%

See accompanying notes

503

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	31,893,539 $	436,915	4,364,864	$ 67,525	17,833,330	$ 242,971	18,425,073 $	238,053
Diversified International Fund	23,782,759	265,178	4,625,097	64,592	2,850,594	34,578	25,557,262	289,344
Equity Income Fund	30,622,780	536,948	4,067,295	83,263	6,225,587	113,617	28,464,488	484,630
High Yield Fund	11,502,756	87,214	1,750,756	13,795	1,902,407	14,529	11,351,105	85,164
Income Fund	18,330,402	164,451	2,040,865	18,359	6,463,473	55,533	13,907,794	123,890
International Emerging Markets Fund	2,912,083	75,188	825,602	24,090	210,737	6,239	3,526,948	92,555
LargeCap Growth Fund	95,620,382	641,172	2,091,003	19,646	50,261,423	429,140	47,449,962	291,130
LargeCap Growth Fund II	-	-	42,092,279	351,676	1,678,427	13,834	40,413,852	335,479
LargeCap Value Fund III	-	-	16,130,076	159,663	-	-	16,130,076	159,663
MidCap Stock Fund	9,576,542	118,439	2,011,474	34,297	1,049,501	16,285	10,538,515	134,285
Money Market Fund	148,284	148	32,577,704	32,578	16,097,487	16,097	16,628,501	16,629
Mortgage Securities Fund	26,040,632	278,573	1,334,866	14,175	7,911,882	83,935	19,463,616	206,585
Preferred Securities Fund	-	-	7,378,261	67,137	733,142	6,752	6,645,119	60,083
Real Estate Securities Fund	4,853,568	80,880	2,459,506	43,529	527,682	8,288	6,785,392	112,844
Short Term Income Fund	-	-	6,212,852	72,055	3,652,548	41,917	2,560,304	29,655
SmallCap Growth Fund	10,417,503	58,117	1,264,291	10,054	2,643,598	25,036	9,038,196	49,018
SmallCap Value Fund	4,610,932	79,930	1,235,721	18,518	1,595,110	26,906	4,251,543	70,592
West Coast Equity Fund	5,315,965	169,655	574,716	25,862	1,183,075	44,888	4,707,606	147,359

	$ 2,992,808			$ 1,120,814		$ 1,180,545	$ 2,926,958

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Disciplined LargeCap Blend Fund	$ 4,899			$ (23,416)			$ 58,989
Diversified International Fund		16,245			(5,848)			35,820
Equity Income Fund		33,562			(21,964)			40,195
High Yield Fund		7,611			(1,316)			2,371
Income Fund		9,394			(3,387)			-
International Emerging Markets Fund		13,663			(484)			4,185
LargeCap Growth Fund		2,985			59,452			12,009
LargeCap Growth Fund II		3,209			(2,363)			3,044
LargeCap Value Fund III			-		-			-
MidCap Stock Fund		4,453			(2,166)			24,643
Money Market Fund			809		-			-
Mortgage Securities Fund		12,813			(2,228)			-
Preferred Securities Fund		3,189			(302)			-
Real Estate Securities Fund			4,141		(3,277)			27,521
Short Term Income Fund		2,372			(483)			-
SmallCap Growth Fund			-		5,883			4,746
SmallCap Value Fund		2,313			(950)			3,551
West Coast Equity Fund		2,199			(3,270)			17,202

	$ 123,857			$ (6,119)			$ 234,276

See accompanying notes

504

Schedule of Investments SAM Flexible Income Portfolio

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.90%)
Principal Funds, Inc. Institutional Class (99.90%)
Disciplined LargeCap Blend Fund (a)	1,755,164 $	17,465
Diversified International Fund (a)	2,260,187	16,816
Equity Income Fund (a)	2,204,152	30,461
High Yield Fund (a)	8,027,397	48,646
Income Fund (a)	18,750,801	147,194
International Emerging Markets Fund (a)	308,389	4,250
LargeCap Growth Fund (a)	4,241,819	26,002
LargeCap Growth Fund II (a)(b)	4,285,060	25,753
LargeCap Value Fund III (a)	2,810,590	23,862
MidCap Stock Fund (a)	1,240,145	14,510
Money Market Fund (a)	755,211	755
Mortgage Securities Fund (a)	18,712,637	193,676
Preferred Securities Fund (a)	5,662,180	37,710
Real Estate Securities Fund (a)	632,872	7,487
Short Term Income Fund (a)	6,267,411	70,007
SmallCap Growth Fund (a)(b)	795,331	4,374
SmallCap Value Fund (a)	378,509	4,682
West Coast Equity Fund (a)	210,487	6,550

		680,200

TOTAL INVESTMENT COMPANIES	$ 680,200

Total Investments	$ 680,200
Other Assets in Excess of Liabilities, Net - 0.10%		678

TOTAL NET ASSETS - 100.00%	$ 680,878

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 8,896
Unrealized Depreciation	(107,608)

Net Unrealized Appreciation (Depreciation)	(98,712)
Cost for federal income tax purposes	778,912
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	73.14%
Domestic Equity Funds	23.67%
International Equity Funds	3.09%
Other Assets in Excess of Liabilities, Net	0.10%

TOTAL NET ASSETS	100.00%

See accompanying notes

505

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	2,601,096 $	29,929	988,210	$ 14,046	1,834,142	$ 22,928	1,755,164 $	18,926
Diversified International Fund	-	-	2,382,722	33,663	122,535	1,576	2,260,187	31,722
Equity Income Fund	1,821,286	26,481	823,990	15,087	441,124	7,854	2,204,152	32,336
High Yield Fund	6,036,864	44,440	3,036,261	22,716	1,045,728	8,636	8,027,397	58,567
Income Fund	21,581,549	196,131	3,733,313	33,543	6,564,061	57,703	18,750,801	169,320
International Emerging Markets Fund	-	-	322,402	9,456	14,013	395	308,389	8,964
LargeCap Growth Fund	6,710,263	38,774	1,047,492	8,536	3,515,936	32,481	4,241,819	22,521
LargeCap Growth Fund II	-	-	4,442,902	36,967	157,842	1,347	4,285,060	35,444
LargeCap Value Fund III	-	-	2,810,590	27,058	-	-	2,810,590	27,058
MidCap Stock Fund	863,755	9,670	502,056	7,535	125,666	2,276	1,240,145	15,187
Money Market Fund	-	-	9,370,473	9,370	8,615,262	8,615	755,211	755
Mortgage Securities Fund	23,247,856	249,005	3,596,376	38,285	8,131,595	85,906	18,712,637	198,725
Preferred Securities Fund	-	-	5,904,865	51,412	242,685	2,157	5,662,180	49,047
Real Estate Securities Fund	380,504	6,868	438,184	6,467	185,816	3,477	632,872	9,155
Short Term Income Fund	7,913,033	92,420	1,511,787	17,638	3,157,409	36,202	6,267,411	72,738
SmallCap Growth Fund	832,642	3,446	299,638	2,169	336,949	3,081	795,331	3,833
SmallCap Value Fund	416,710	7,224	203,603	2,939	241,804	3,999	378,509	5,944
West Coast Equity Fund	220,588	5,299	65,356	2,550	75,457	3,017	210,487	5,038

	$ 709,687			$ 339,437		$ 281,650	$ 765,280

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 466			$ (2,121)			$ 4,527
Diversified International Fund			1,017		(365)			2,238
Equity Income Fund		2,134			(1,378)			2,415
High Yield Fund		4,162			47			1,159
Income Fund		10,651			(2,651)			-
International Emerging Markets Fund			833		(97)			255
LargeCap Growth Fund			177		7,692			711
LargeCap Growth Fund II			296		(176)			281
LargeCap Value Fund III			-		-			-
MidCap Stock Fund			372		258			2,054
Money Market Fund			204		-			-
Mortgage Securities Fund		11,603			(2,659)			-
Preferred Securities Fund		2,008			(208)			-
Real Estate Securities Fund			241		(703)			1,466
Short Term Income Fund		4,013			(1,118)			-
SmallCap Growth Fund			-		1,299			323
SmallCap Value Fund			176		(220)			284
West Coast Equity Fund			84		206			648

	$ 38,437			$ (2,194)			$ 16,361

See accompanying notes

506

Schedule of Investments SAM Strategic Growth Portfolio

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.19%)
Principal Funds, Inc. Institutional Class (100.19%)
Disciplined LargeCap Blend Fund (a)	14,285,072 $	142,136
Diversified International Fund (a)	18,785,798	139,766
Equity Income Fund (a)	19,435,181	268,594
High Yield Fund (a)	10,280,216	62,298
International Emerging Markets Fund (a)	2,858,366	39,388
LargeCap Growth Fund (a)	30,805,274	188,836
LargeCap Growth Fund II (a)(b)	29,670,395	178,319
LargeCap Value Fund III (a)	13,267,715	112,643
MidCap Stock Fund (a)	7,640,045	89,389
Money Market Fund (a)	8,077,765	8,078
Real Estate Securities Fund (a)	4,482,306	53,026
Short Term Income Fund (a)	614,848	6,868
SmallCap Growth Fund (a)(b)	6,839,957	37,620
SmallCap Value Fund (a)	3,303,352	40,863
West Coast Equity Fund (a)	3,419,702	106,421

		1,474,245

TOTAL INVESTMENT COMPANIES	$ 1,474,245

Total Investments	$ 1,474,245
Liabilities in Excess of Other Assets, Net - (0.19)%		(2,807)

TOTAL NET ASSETS - 100.00%	$ 1,471,438

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 19,915
Unrealized Depreciation	(432,526)

Net Unrealized Appreciation (Depreciation)	(412,611)
Cost for federal income tax purposes	1,886,856
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	82.77%
International Equity Funds	12.17%
Fixed Income Funds	5.25%
Liabilities in Excess of Other Assets, Net	(0.19%)

TOTAL NET ASSETS	100.00%

See accompanying notes

507

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	22,526,739 $	319,852	3,155,870	$ 48,769	11,397,537	$ 142,878	14,285,072 $	195,236
Diversified International Fund	16,790,793	191,590	3,410,236	45,325	1,415,231	18,262	18,785,798	216,825
Equity Income Fund	20,567,049	370,438	2,695,609	55,262	3,827,477	64,469	19,435,181	341,557
High Yield Fund	11,050,648	87,136	1,493,738	11,815	2,264,170	18,243	10,280,216	79,918
International Emerging Markets Fund	2,018,243	52,006	983,672	22,683	143,549	4,328	2,858,366	70,126
LargeCap Growth Fund	66,302,014	457,866	1,294,560	12,193	36,791,300	317,085	30,805,274	192,025
LargeCap Growth Fund II	-	-	30,772,493	260,208	1,102,098	9,083	29,670,395	249,573
LargeCap Value Fund III	-	-	13,267,715	126,533	-	-	13,267,715	126,533
MidCap Stock Fund	7,252,888	89,542	1,483,569	25,587	1,096,412	16,044	7,640,045	95,829
Money Market Fund	12,173	12	24,066,091	24,066	16,000,499	16,000	8,077,765	8,078
Real Estate Securities Fund	3,409,529	62,805	1,596,297	26,470	523,520	9,717	4,482,306	75,871
Short Term Income Fund	-	-	2,183,069	25,311	1,568,221	17,922	614,848	7,109
SmallCap Growth Fund	7,047,025	42,024	1,568,803	11,170	1,775,871	16,443	6,839,957	39,485
SmallCap Value Fund	3,204,107	55,629	729,929	11,056	630,684	10,416	3,303,352	55,602
West Coast Equity Fund	3,957,965	128,229	553,676	25,302	1,091,939	40,260	3,419,702	108,402

	$ 1,857,129			$ 731,750		$ 701,150	$ 1,862,169

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Disciplined LargeCap Blend Fund	$ 4,021			$ (30,507)			$ 42,219
Diversified International Fund		11,365			(1,828)			25,062
Equity Income Fund		23,349			(19,674)			27,942
High Yield Fund		6,875			(790)			2,136
International Emerging Markets Fund			9,429		(235)			2,888
LargeCap Growth Fund		1,939			39,051			7,806
LargeCap Growth Fund II		2,222			(1,552)			2,107
LargeCap Value Fund III			-		-			-
MidCap Stock Fund		4,831			(3,256)			17,457
Money Market Fund			550		-			-
Real Estate Securities Fund			2,586		(3,687)			17,078
Short Term Income Fund			827		(280)			-
SmallCap Growth Fund			-		2,734			3,586
SmallCap Value Fund		1,800			(667)			2,691
West Coast Equity Fund		1,686			(4,869)			13,206

	$ 71,480			$ (25,560)			$ 164,178

See accompanying notes

508

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (84.47%)			BONDS (continued)
Agricultural Operations (0.70%)			Asset Backed Securities (continued)
Bunge Ltd Finance Corp			Marriott Vacation Club Owner Trust
4.38%, 12/15/2008 (a)	$ 700 $	698	5.81%, 10/20/2029 (b)	$ 221 $	207
Cargill Inc			Nomura Asset Acceptance Corp
5.20%, 1/22/2013 (b)	650	591	3.48%, 1/25/2036 (b)(c)	260	79

		1,289	Popular ABS Mortgage Pass-Through Trust

			3.52%, 11/25/2035 (a)(c)	181	179
Airlines (0.34%)
			Swift Master Auto Receivables Trust
American Airlines Inc			4.66%, 6/15/2012 (c)	425	371

7.25%, 2/ 5/2009	275	270
					8,578

Delta Air Lines Inc
6.62%, 3/18/2011	416	357	Auto - Car & Light Trucks (0.23%)

		627	Daimler Finance North America LLC

			5.88%, 3/15/2011	525	428
Appliances (0.11%)
Whirlpool Corp			Auto/Truck Parts & Equipment - Original (0.09%)
3.32%, 6/15/2009 (c)	200	200	Tenneco Inc
			10.25%, 7/15/2013	206	175
Asset Backed Securities (4.65%)
Carrington Mortgage Loan Trust			Automobile Sequential (2.81%)
3.54%, 12/25/2035 (c)	475	433	Capital Auto Receivables Asset Trust
Caterpillar Financial Asset Trust			4.59%, 10/15/2009 (a)(c)	136	136
4.09%, 12/27/2010 (a)	400	396	5.34%, 1/15/2010 (a)(b)(c)	339	336
Chase Funding Mortgage Loan Asset-Backed
Certificates			4.79%, 3/15/2010 (a)(c)	294	291
3.49%, 12/25/2033 (c)	95	84	4.93%, 6/15/2010 (a)(c)	185	182
Citigroup Mortgage Loan Trust Inc			5.52%, 3/15/2011 (c)	500	467
3.41%, 3/25/2037 (c)	400	344	Ford Credit Auto Owner Trust
CNH Equipment Trust			5.47%, 9/15/2012 (c)	350	258
5.41%, 9/15/2010 (a)(c)	137	137	5.60%, 10/15/2012	435	359
5.76%, 4/15/2011 (a)(c)	800	790	5.69%, 11/15/2012 (c)	430	356
4.12%, 5/15/2012	600	573	Honda Auto Receivables Owner Trust
Countrywide Asset-Backed Certificates			5.46%, 5/23/2011	850	846
3.76%, 2/25/2037 (c)	575	52	Hyundai Auto Receivables Trust
6.02%, 9/25/2046 (c)	1,900	1,626	4.96%, 1/17/2012 (c)	500	482
Countrywide Home Equity Loan Trust			Nissan Auto Lease Trust
4.79%, 12/15/2035 (c)	106	43	4.27%, 12/15/2010 (a)	825	804
4.80%, 2/15/2036 (c)	361	273	Nissan Auto Receivables Owner Trust
Fannie Mae Grantor Trust			4.28%, 7/15/2013	280	255
5.41%, 9/26/2033 (c)	72	64	WFS Financial Owner Trust
First Horizon Asset Backed Trust			4.50%, 5/17/2013	425	408

3.39%, 10/25/2026 (c)	503	345			5,180

First-Citizens Home Equity Loan LLC			Beverages - Non-Alcoholic (0.19%)
4.77%, 9/15/2022 (b)(c)	176	138	Panamerican Beverages Inc
Ford Credit Floorplan Master Owner Trust			7.25%, 7/ 1/2009 (a)	350	345
5.01%, 6/15/2011 (c)	625	594
GMAC Mortgage Corp Loan Trust			Brewery (0.22%)
3.44%, 8/25/2035 (c)	175	96	SABMiller PLC
Great America Leasing Receivables			6.20%, 7/ 1/2011 (b)	400	406
5.39%, 9/15/2011 (a)(b)	925	905
John Deere Owner Trust			Building Products - Cement & Aggregate (0.48%)
4.40%, 6/15/2012	535	519	CRH America Inc
JP Morgan Mortgage Acquisition Corp			6.95%, 3/15/2012	400	368
3.34%, 3/25/2037 (c)	354	330

See accompanying notes

509

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Building Products - Cement & Aggregate			Containers - Paper & Plastic (0.08%)
(continued)			Pactiv Corp
Martin Marietta Materials Inc			5.88%, 7/15/2012	$ 175 $	157
3.62%, 4/30/2010 (c)	$ 530 $	512

		880	Credit Card Asset Backed Securities (0.66%)

Building Products - Wood (0.17%)			Chase Issuance Trust
Masco Corp			5.01%, 1/15/2012 (c)	500	476
3.12%, 3/12/2010 (c)	335	315	GE Capital Credit Card Master Note Trust
			4.73%, 3/15/2013 (c)	175	156
Cable TV (0.98%)			Providian Master Note Trust
Comcast Corp			5.10%, 11/15/2012 (b)	600	592

5.45%, 11/15/2010	300	288			1,224

COX Communications Inc			Diversified Banking Institutions (1.91%)
4.63%, 1/15/2010	475	455	Bank of America Corp
7.13%, 10/ 1/2012	300	287	4.90%, 5/ 1/2013	615	569
DirecTV Holdings LLC/DirecTV Financing Co			Citigroup Inc
8.38%, 3/15/2013	300	281	5.50%, 8/27/2012	550	509
Rogers Cable Inc			5.50%, 4/11/2013	750	686
7.88%, 5/ 1/2012	500	494	Goldman Sachs Group Inc/The

		1,805	6.88%, 1/15/2011	1,050	1,024

Cellular Telecommunications (0.21%)			2.98%, 2/ 6/2012 (c)	175	141
Vodafone Group PLC			JP Morgan Chase & Co
3.16%, 6/15/2011 (c)	475	396	5.60%, 6/ 1/2011	600	588

					3,517

Chemicals - Diversified (0.11%)
			Diversified Financial Services (0.82%)
Huntsman LLC
11.50%, 7/15/2012	200	199	General Electric Capital Corp
			5.25%, 10/19/2012	750	691
Coatings & Paint (0.24%)			4.80%, 5/ 1/2013	575	517
Valspar Corp			TNK-BP Finance SA
5.63%, 5/ 1/2012	430	441	6.13%, 3/20/2012 (b)	575	305

					1,513

Commercial Banks (0.76%)			Diversified Manufacturing Operations (0.60%)
American Express Bank FSB			Tyco Electronics Group SA
5.50%, 4/16/2013	650	533	6.00%, 10/ 1/2012	540	508
BBVA Bancomer SA/Grand Cayman			Tyco International Finance SA
6.01%, 5/17/2022 (b)(c)	305	203	6.13%, 1/15/2009 (a)	600	599

Colonial Bank/Montgomery AL					1,107

8.00%, 3/15/2009 (d)	350	330
HSBC America Capital Trust I			Diversified Operations (0.13%)
7.81%, 12/15/2026 (b)	375	329	Capmark Financial Group Inc

		1,395	3.45%, 5/10/2010 (c)	600	241

Computer Services (0.08%)			Electric - Generation (0.14%)
Sungard Data Systems Inc			CE Casecnan Water & Energy
3.75%, 1/15/2009	150	146	11.95%, 11/15/2010	70	61
			Indiantown Cogeneration LP
Computers - Integrated Systems (0.35%)			9.26%, 12/15/2010	202	207

NCR Corp					268

7.13%, 6/15/2009	650	650
			Electric - Integrated (2.16%)
Computers - Memory Devices (0.10%)			Dominion Resources Inc/VA
Seagate Technology HDD Holdings			2.98%, 11/14/2008 (a)(c)	250	249
6.38%, 10/ 1/2011	200	178	Entergy Gulf States Inc
			3.57%, 12/ 8/2008 (b)(c)	100	100

See accompanying notes

510

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Credit Card (0.13%)
Entergy Louisiana LLC			Capital One Bank USA NA
5.83%, 11/ 1/2010	$ 400 $	394	5.75%, 9/15/2010	$ 250 $	232
Entergy Mississippi Inc
5.15%, 2/ 1/2013	375	343	Finance - Investment Banker & Broker (1.57%)
Integrys Energy Group Inc			Bear Stearns Cos LLC/The
7.00%, 11/ 1/2009	700	704	4.91%, 7/16/2009 (a)(c)	470	471
Ohio Power Co			Jefferies Group Inc
4.39%, 4/ 5/2010 (c)	390	384	5.88%, 6/ 8/2014	575	482
Pepco Holdings Inc			Merrill Lynch & Co Inc
3.44%, 6/ 1/2010 (c)	350	346	3.05%, 2/ 6/2009 (a)(c)	150	146
Scottish Power Ltd			6.76%, 3/ 2/2009 (a)(c)	195	179
4.91%, 3/15/2010	450	442	3.01%, 2/ 5/2010 (c)	200	181
TECO Energy Inc			3.00%, 11/ 1/2011 (c)	300	250
4.80%, 5/ 1/2010 (c)	475	455	3.04%, 6/ 5/2012 (c)	250	204
Transelec SA			6.05%, 8/15/2012	400	364
7.88%, 4/15/2011	575	564	5.45%, 2/ 5/2013	120	108

		3,981	6.15%, 4/25/2013	550	507

Electronic Components - Semiconductors (0.13%)					2,892

Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013	280	246	Finance - Leasing Company (0.18%)
			International Lease Finance Corp
Electronic Connectors (0.18%)			5.15%, 1/15/2010 (c)	100	75
Thomas & Betts Corp			5.30%, 5/ 1/2012	400	261

7.25%, 6/ 1/2013	325	334			336

			Finance - Mortgage Loan/Banker (0.31%)
Fiduciary Banks (0.30%)			Countrywide Financial Corp
Bank of New York Mellon Corp/The			3.33%, 12/19/2008 (a)(c)	230	229
4.50%, 4/ 1/2013	595	558	5.80%, 6/ 7/2012	375	349

Finance - Auto Loans (0.48%)					578

Ford Motor Credit Co LLC			Food - Miscellaneous/Diversified (0.68%)
9.88%, 8/10/2011	175	110	General Mills Inc
7.57%, 1/13/2012 (c)	300	182	4.19%, 1/22/2010 (c)	350	346
GMAC LLC			8.02%, 2/ 5/2013	650	660
4.05%, 5/15/2009 (c)	275	240	Kraft Foods Inc
6.00%, 12/15/2011	135	76	3.30%, 8/11/2010 (c)	275	252

Nissan Motor Acceptance Corp					1,258

4.63%, 3/ 8/2010 (b)	270	271

			Food - Retail (0.19%)
		879

			Safeway Inc
Finance - Commercial (0.43%)			6.50%, 11/15/2008 (a)	175	175
CIT Group Inc			4.12%, 3/27/2009 (a)(c)	175	169

3.76%, 4/27/2011 (c)	350	194			344

Textron Financial Canada Funding Corp
5.13%, 11/ 1/2010	650	600	Gas - Distribution (0.13%)

		794	Sempra Energy

			4.75%, 5/15/2009 (a)	150	148
Finance - Consumer Loans (0.59%)			Southern California Gas Co
HSBC Finance Corp			2.98%, 12/ 1/2009 (c)	100	99

3.09%, 11/16/2009 (c)	475	431			247

3.17%, 9/14/2012 (c)	325	258
			Home Equity - Other (3.46%)
SLM Corp
6.80%, 3/ 2/2009 (c)	475	396	Bear Stearns Asset Backed Securities Trust

			3.86%, 3/25/2034 (c)	409	330
		1,085

See accompanying notes

511

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Life & Health Insurance (continued)
Bear Stearns Asset Backed Securities Trust			StanCorp Financial Group Inc
(continued)			6.88%, 10/ 1/2012	$ 510 $	506
3.44%, 6/25/2047 (c)	$ 950 $	748	Sun Life Financial Global Funding LP
Countrywide Asset-Backed Certificates			4.46%, 7/ 6/2010 (b)(c)	175	173
6.09%, 6/25/2021 (c)	1,825	662	Unum Group
First NLC Trust			5.86%, 5/15/2009	275	270

3.59%, 5/25/2035 (c)	210	171			2,781

GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (c)	178	166	Machinery - Farm (0.25%)
5.75%, 10/25/2036	950	764	Case New Holland Inc
6.05%, 12/25/2037 (c)	635	323	6.00%, 6/ 1/2009	475	454

GSAA Trust			Medical - HMO (0.65%)
6.04%, 7/25/2036	900	782
			Cigna Corp
Indymac Seconds Asset Backed Trust			7.00%, 1/15/2011	375	367
5.77%, 5/25/2036 (c)	1,400	817
			Coventry Health Care Inc
Mastr Asset Backed Securities Trust			6.30%, 8/15/2014	400	281
3.76%, 3/25/2035 (c)	575	404
			5.95%, 3/15/2017	210	136
New Century Home Equity Loan Trust
3.55%, 3/25/2035 (c)	5	4	UnitedHealth Group Inc
			4.88%, 2/15/2013	445	415

Option One Mortgage Loan Trust
3.71%, 3/25/2037 (c)	500	72			1,199

Residential Asset Securities Corp			Medical - Wholesale Drug Distribution (0.46%)
4.59%, 8/25/2031 (a)	360	346	Cardinal Health Inc
4.47%, 3/25/2032	625	532	4.32%, 10/ 2/2009 (c)	300	296
3.46%, 5/25/2035 (c)	7	7	5.65%, 6/15/2012	600	547

Specialty Underwriting & Residential Finance					843

3.77%, 2/25/2035 (c)	51	30
			Medical Products (0.32%)
3.49%, 3/25/2036 (c)	49	48	Angiotech Pharmaceuticals Inc
WAMU Asset-Backed Certificates			6.56%, 12/ 1/2013 (c)	225	137
3.43%, 5/25/2037 (c)	250	183	Covidien International Finance SA

		6,389	5.45%, 10/15/2012	465	449

Home Equity - Sequential (2.34%)					586

BNC Mortgage Loan Trust			Metal - Diversified (0.03%)
3.43%, 7/25/2037 (c)	726	449	Xstrata Canada Corp
Countrywide Asset-Backed Certificates			7.25%, 7/15/2012	55	52
5.68%, 6/25/2035	2,000	1,431
5.71%, 11/25/2035 (c)	1,450	368	Metal Processors & Fabrication (0.16%)
5.56%, 4/25/2036	985	538	Timken Co
5.51%, 8/25/2036	565	400	5.75%, 2/15/2010	300	294
5.81%, 11/25/2036	1,199	602
New Century Home Equity Loan Trust			Money Center Banks (0.33%)
4.76%, 11/25/2033	557	530	Deutsche Bank AG/London

		4,318	5.38%, 10/12/2012	630	605

Life & Health Insurance (1.51%)			Mortgage Backed Securities (34.62%)
Lincoln National Corp			ACT Depositors Corp
6.05%, 4/20/2067 (c)	210	97	4.86%, 9/22/2041 (c)(e)	730	219
New York Life Global Funding			Banc of America Alternative Loan Trust
4.65%, 5/ 9/2013 (b)	795	745	3.66%, 6/25/2036 (c)	521	502
Pacific Life Global Funding			Banc of America Commercial Mortgage Inc
3.43%, 6/22/2011 (b)(c)	175	175	6.85%, 4/15/2036	200	195
Prudential Financial Inc			1.02%, 11/10/2038 (c)	13,346	252
5.15%, 1/15/2013	950	815

See accompanying notes

512

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Inc			Credit Suisse Mortgage Capital Certificates
(continued)			(continued)
0.68%, 7/10/2042 (c)	$ 27,428 $	390	5.87%, 9/15/2040	$ 725 $	441
0.06%, 10/10/2045	73,964	215	CS First Boston Mortgage Securities Corp
0.40%, 7/10/2046 (c)	51,130	780	6.38%, 12/16/2035	532	520
Banc of America Mortgage Securities Inc			0.50%, 11/15/2036 (b)(c)	17,156	570
4.08%, 3/25/2034 (c)	505	421	0.24%, 8/15/2038 (b)	44,018	353
4.79%, 5/25/2035 (c)	837	805	Fannie Mae
Bear Stearns Adjustable Rate Mortgage Trust			3.56%, 2/25/2032 (c)	267	264
5.08%, 9/25/2034 (c)	363	285	3.51%, 3/25/2035 (c)	113	110
Bear Stearns Alt-A Trust			Fannie Mae Whole Loan
3.54%, 7/25/2035 (c)	38	15	3.46%, 5/25/2035 (c)	342	321
6.10%, 8/25/2036 (c)	1,134	987	First Union National Bank Commercial
Bear Stearns Commercial Mortgage Securities			Mortgage Securities Inc
7.00%, 5/20/2030	592	584	7.84%, 5/17/2032	143	143
0.47%, 5/11/2039 (b)(c)	2,749	32	5.59%, 2/12/2034	15	15
0.21%, 2/11/2041 (c)	20,811	160	Freddie Mac
4.57%, 7/11/2042	500	460	5.13%, 12/15/2013	371	370
Bella Vista Mortgage Trust			5.50%, 1/15/2017	10	10
4.53%, 5/20/2045 (c)	146	97	5.04%, 6/15/2023 (c)	269	262
Chase Commercial Mortgage Securities Corp			4.99%, 7/15/2023 (c)	994	951
7.56%, 10/15/2032	500	472	4.79%, 4/15/2030 (c)	127	124
Chase Mortgage Finance Corp			4.89%, 10/15/2034 (c)	140	137
5.80%, 3/25/2037 (c)	750	262	GE Capital Commercial Mortgage Corp
5.01%, 7/25/2037 (c)	309	282	0.23%, 5/10/2014	62,847	540
Citigroup/Deutsche Bank Commercial			5.99%, 12/10/2035	146	144
Mortgage Trust			0.56%, 3/10/2040 (b)(c)	2,211	28
0.26%, 11/15/2044 (b)	49,865	499	Ginnie Mae
0.43%, 10/15/2048 (c)	36,702	626	1.57%, 10/16/2012 (c)	4,969	164
0.34%, 12/11/2049 (c)	59,665	780	4.51%, 10/16/2028 (c)	531	531
0.38%, 12/11/2049 (b)(c)	21,246	366	3.96%, 6/16/2031	1,745	1,724
Commercial Mortgage Pass Through Certificates			1.08%, 2/16/2047 (c)	14,636	668
1.49%, 6/10/2010 (b)(c)	3,610	77	0.82%, 3/16/2047 (c)	4,277	207
3.25%, 6/10/2038	145	131	GMAC Commercial Mortgage Securities Inc
0.07%, 12/10/2046 (b)(c)	12,835	112	0.79%, 3/10/2038 (b)(c)	1,995	35
Countrywide Alternative Loan Trust			0.37%, 8/10/2038 (b)(c)	58,180	527
4.16%, 7/20/2035 (c)	335	164	GMAC Mortgage Corp Loan Trust
3.67%, 2/25/2036 (c)	448	266	5.25%, 7/25/2034	750	691
6.00%, 5/25/2036	762	547	Greenpoint Mortgage Funding Trust
6.00%, 5/25/2036	140	137	3.53%, 6/25/2045 (c)	149	60
3.54%, 6/25/2036 (c)	1,436	362	3.56%, 6/25/2045 (c)	143	69
3.76%, 9/25/2036 (c)	420	332	3.57%, 10/25/2045 (c)	242	178
4.55%, 5/20/2046 (c)	1,269	510	Greenwich Capital Commercial Funding Corp
Countrywide Asset-Backed Certificates			0.27%, 6/10/2036 (b)(c)	17,553	111
3.54%, 11/25/2035 (c)	117	111	0.11%, 4/10/2037 (b)	148,222	464
3.53%, 1/25/2036 (c)	602	545	0.32%, 3/10/2039 (b)(c)	20,865	314
Countrywide Home Loan Mortgage Pass			0.76%, 8/10/2042 (b)(c)	6,435	104
Through Trust			0.30%, 12/10/2049 (b)(c)	50,235	660
4.49%, 12/25/2033	1,092	1,056	GS Mortgage Securities Corp II
4.40%, 6/20/2035 (c)	304	293	0.67%, 11/10/2039 (b)	6,090	170
Credit Suisse Mortgage Capital Certificates			GSR Mortgage Loan Trust
0.09%, 12/15/2039	7,607	93	4.77%, 7/25/2035 (c)	567	517
See accompanying notes

513

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Heller Financial Commercial Mortgage Asset			MASTR Asset Securitization Trust
8.11%, 1/17/2034 (c)	$ 1,000 $	1,003	5.25%, 9/25/2033 (c)	$ 363 $	351
8.22%, 1/17/2034 (c)	1,175	1,180	Merrill Lynch Mortgage Trust
Impac CMB Trust			0.17%, 11/12/2035 (b)(c)	33,622	116
4.26%, 10/25/2033 (c)	62	44	0.14%, 7/12/2038	123,254	708
4.02%, 1/25/2035 (c)	347	237	5.80%, 5/12/2039 (c)	1,100	1,031
3.57%, 4/25/2035 (c)	119	51	3.59%, 9/12/2041	73	72
3.69%, 4/25/2035 (c)	99	34	0.25%, 9/12/2042 (c)	59,429	416
3.56%, 8/25/2035 (c)	83	36	Merrill Lynch/Countrywide Commercial
3.77%, 8/25/2035 (c)	72	25	Mortgage Trust
3.80%, 8/25/2035 (c)	112	35	0.11%, 7/12/2046 (b)(c)	31,864	359
3.51%, 4/25/2037 (c)	724	438	0.65%, 7/12/2046	48,103	1,284
Indymac Index Mortgage Loan Trust			0.54%, 8/12/2048 (c)	11,333	301
3.86%, 4/25/2034 (c)	48	37	0.52%, 9/12/2049 (c)	23,421	516
3.49%, 4/25/2035 (c)	134	76	0.12%, 12/12/2049 (b)(c)	16,661	176
3.59%, 4/25/2035 (c)	102	43	0.63%, 12/12/2049 (c)	27,213	656
5.23%, 7/25/2035 (c)	963	308	5.11%, 12/12/2049 (c)	885	798
3.56%, 8/25/2035 (c)	220	126	Morgan Stanley Capital I
3.44%, 1/25/2037 (c)	930	273	0.94%, 1/13/2041 (b)(c)	25,038	621
3.50%, 6/25/2037 (c)	785	478	3.49%, 5/24/2043 (b)(c)	750	670
JP Morgan Chase Commercial Mortgage			0.06%, 12/15/2043 (b)(c)	12,626	122
Securities Corp			3.64%, 8/25/2046 (c)(e)	725	181
0.45%, 10/12/2035 (b)(c)	10,763	300	4.88%, 12/20/2046 (b)(c)	225	29
6.04%, 11/15/2035	952	935	Morgan Stanley Dean Witter Capital I
7.20%, 11/15/2035 (b)(c)	350	337	6.54%, 2/15/2031	53	52
0.54%, 10/12/2037 (b)(c)	3,820	126	Nationslink Funding Corp
3.48%, 6/12/2041	212	208	7.20%, 6/20/2031 (a)(c)	29	29
5.30%, 5/15/2047 (c)	1,400	1,237	New Century Alternative Mortgage Loan Trust
			5.91%, 7/25/2036 (c)	1,275	1,168
5.31%, 1/15/2049	625	556
			Residential Accredit Loans Inc
0.33%, 2/12/2051 (c)	55,992	686	6.00%, 11/25/2032	730	691
JP Morgan Mortgage Trust			5.78%, 12/25/2035 (c)	129	112
3.81%, 5/25/2034	441	406
			3.41%, 2/25/2047 (c)	1,470	780
5.11%, 6/25/2035 (c)	389	357
			Residential Funding Mortgage Securities I
5.30%, 7/25/2035	935	804	5.26%, 11/25/2035 (c)	492	465
5.82%, 6/25/2036 (c)	400	252	5.67%, 2/25/2036 (c)	281	214
5.80%, 1/25/2037 (c)	259	231	3.86%, 7/25/2036 (c)	501	473
5.70%, 4/25/2037 (c)	555	383	Sequoia Mortgage Trust
LB-UBS Commercial Mortgage Trust			4.51%, 2/20/2035 (c)	46	35
6.06%, 6/15/2020	119	117	Structured Adjustable Rate Mortgage Loan Trust
4.90%, 6/15/2026	65	65	4.66%, 7/25/2034 (c)	870	810
3.09%, 5/15/2027	11	11	3.96%, 8/25/2034 (c)	312	135
4.19%, 8/15/2029	220	215	3.51%, 3/25/2035 (c)	6	5
3.63%, 10/15/2029 (a)	340	334	5.25%, 12/25/2035	88	61
4.44%, 12/15/2029 (c)	1,000	936	3.45%, 7/25/2037 (c)	637	345
0.52%, 7/15/2035 (b)(c)	4,094	116	Structured Asset Mortgage Investments Inc
0.63%, 10/15/2035 (b)(c)	9,491	317	3.56%, 5/25/2045 (c)	149	78
1.05%, 3/15/2036 (b)(c)	1,288	28	3.57%, 9/25/2045 (c)	131	79
0.65%, 8/15/2036 (b)(c)	2,073	21	Structured Asset Securities Corp
0.49%, 2/15/2040 (c)	6,102	134	5.50%, 6/25/2036 (c)	1,450	773
			Thornburg Mortgage Securities Trust
			3.61%, 12/25/2033 (c)	607	583

See accompanying notes		514

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Office Furnishings - Original (0.11%)
Wachovia Bank Commercial Mortgage Trust			Steelcase Inc
0.17%, 1/15/2041 (b)(c)	$ 16,406 $	72	6.50%, 8/15/2011	$ 195 $	204
0.33%, 4/15/2042 (b)(c)	77,097	720
5.25%, 12/15/2043	1,175	1,020	Oil - Field Services (0.32%)
4.52%, 5/15/2044	755	710	Weatherford International Inc
6.05%, 2/15/2051 (c)	1,100	984	6.63%, 11/15/2011	250	254
WAMU Commercial Mortgage Securities Trust			5.95%, 6/15/2012	375	337

3.83%, 1/25/2035 (b)	342	323			591

WaMu Mortgage Pass Through Certificates			Oil Company - Exploration & Production (0.72%)
5.76%, 3/25/2033 (c)	111	108	Canadian Natural Resources Ltd
4.83%, 9/25/2035 (c)	649	578	5.15%, 2/ 1/2013	650	588
5.69%, 6/25/2037 (c)	970	676	Devon OEI Operating Inc
4.23%, 7/25/2044 (c)	94	88	7.25%, 10/ 1/2011	475	476
3.66%, 1/25/2045 (c)	1,637	891	Nexen Inc
3.49%, 4/25/2045 (c)	18	11	5.05%, 11/20/2013	292	260

3.53%, 4/25/2045 (c)	81	42			1,324

3.55%, 7/25/2045 (c)	151	93	Oil Company - Integrated (0.20%)
3.51%, 11/25/2045 (c)	92	85	Husky Energy Inc
Washington Mutual Alternative Mortgage			6.25%, 6/15/2012	400	376
Pass-Through Certificates
3.54%, 6/25/2046 (c)	650	132	Oil Refining & Marketing (0.14%)
3.44%, 1/25/2047 (c)	618	225	Valero Energy Corp
Wells Fargo Mortgage Backed Securities Trust			6.88%, 4/15/2012	275	265
4.21%, 6/25/2035 (a)(c)	775	753
5.24%, 4/25/2036 (c)	980	570	Pharmacy Services (0.34%)

		63,831	Medco Health Solutions Inc

			7.25%, 8/15/2013	650	622
Multi-Line Insurance (0.39%)
CNA Financial Corp			Pipelines (1.20%)
6.60%, 12/15/2008	549	547	Enbridge Energy Partners LP
6.00%, 8/15/2011	150	139	4.00%, 1/15/2009	200	199
Genworth Financial Inc			Enbridge Inc
6.15%, 11/15/2066 (c)	185	43	5.80%, 6/15/2014	600	525

		729	NGPL PipeCo LLC

			6.51%, 12/15/2012 (b)	650	605
Multimedia (0.27%)
			ONEOK Partners LP
Viacom Inc			5.90%, 4/ 1/2012	255	236
3.17%, 6/16/2009 (c)	520	492
			Rockies Express Pipeline LLC
Mutual Insurance (0.23%)			5.10%, 8/20/2009 (b)(c)	280	280
Health Care Service Corp			TEPPCO Partners LP
7.75%, 6/15/2011 (b)	400	421	7.63%, 2/15/2012	375	364

					2,209

Non-Hazardous Waste Disposal (0.30%)			Property Trust (0.24%)
Oakmont Asset Trust			WEA Finance LLC / WCI Finance LLC
4.51%, 12/22/2008 (b)	550	551	5.40%, 10/ 1/2012 (b)	500	436

Office Automation & Equipment (0.30%)			Quarrying (0.27%)
Xerox Corp			Vulcan Materials Co
3.63%, 12/18/2009 (c)	350	320	4.07%, 12/15/2010 (c)	500	496
5.50%, 5/15/2012	295	229

		549

See accompanying notes

515

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Real Estate Management & Services (0.14%)			REITS - Mortgage (0.35%)
AMB Property LP			iStar Financial Inc
6.30%, 6/ 1/2013	$ 265 $	257	3.16%, 9/15/2009 (c)	$ 275 $	155
			3.16%, 3/ 9/2010 (c)	350	196
Real Estate Operator & Developer (0.67%)			6.00%, 12/15/2010	500	223
Duke Realty LP			5.65%, 9/15/2011	200	80

5.63%, 8/15/2011	180	157			654

ERP Operating LP
5.50%, 10/ 1/2012	575	486	REITS - Office Property (0.55%)
Regency Centers LP			Brandywine Operating Partnership LP
8.45%, 9/ 1/2010	575	584	5.63%, 12/15/2010	605	526

		1,227	HRPT Properties Trust

			3.42%, 3/16/2011 (c)	188	171
Regional Banks (1.51%)			6.95%, 4/ 1/2012	350	312

BAC Capital Trust XIII
3.22%, 3/15/2043 (c)	435	157			1,009

BAC Capital Trust XIV			REITS - Regional Malls (0.25%)
5.63%, 3/15/2043 (c)	550	259	Simon Property Group LP
Capital One Financial Corp			3.75%, 1/30/2009 (a)	225	222
5.70%, 9/15/2011	300	264	4.60%, 6/15/2010	65	60
First Union Institutional Capital I			5.60%, 9/ 1/2011	200	178

8.04%, 12/ 1/2026	550	411			460

Fleet Capital Trust II
7.92%, 12/11/2026	525	405	REITS - Shopping Centers (0.51%)
NB Capital Trust II			Developers Diversified Realty Corp
7.83%, 12/15/2026	375	289	3.88%, 1/30/2009	510	503
SunTrust Preferred Capital I			5.38%, 10/15/2012	150	112
5.85%, 12/31/2049 (c)	365	201	Federal Realty Investment Trust
Wachovia Corp			6.00%, 7/15/2012	350	322

5.35%, 3/15/2011	600	556			937

2.96%, 3/ 1/2012 (c)	275	241	REITS - Warehouse & Industrial (0.49%)

		2,783	Prologis

REITS - Apartments (0.19%)			3.06%, 8/24/2009 (c)	250	243
Camden Property Trust			5.25%, 11/15/2010	400	261
4.38%, 1/15/2010	200	185	5.50%, 3/ 1/2013	625	405

UDR Inc					909

5.50%, 4/ 1/2014	200	160	Rental - Auto & Equipment (0.42%)

		345	Erac USA Finance Co

REITS - Diversified (0.45%)			3.71%, 4/30/2009 (a)(b)(c)	400	370
Duke Realty LP			5.80%, 10/15/2012 (b)	515	403

6.80%, 2/12/2009 (a)	450	440			773

Liberty Property LP
7.75%, 4/15/2009	385	382	Retail - Drug Store (0.22%)

			CVS/Caremark Corp
		822	3.11%, 6/ 1/2010 (c)	450	407

REITS - Healthcare (0.40%)
HCP Inc			Retail - Regional Department Store (0.15%)
5.65%, 12/15/2013	125	106	Macys Retail Holdings Inc
Nationwide Health Properties Inc			4.80%, 7/15/2009	300	284
6.50%, 7/15/2011	400	361
6.25%, 2/ 1/2013	325	263	Rubber - Tires (0.10%)

		730	Goodyear Tire & Rubber Co/The

			6.68%, 12/ 1/2009 (c)	200	183

See accompanying notes

516

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Sovereign (0.14%)			Tools - Hand Held (0.31%)
Mexico Government International Bond			Snap-On Inc
8.38%, 1/14/2011	$ 250 $	264	4.95%, 1/12/2010 (c)	$ 575 $	568

Special Purpose Banks (0.19%)			Transport - Rail (0.17%)
Korea Development Bank			CSX Corp
4.35%, 4/ 3/2010 (c)	365	352	4.88%, 11/ 1/2009	335	319

			TOTAL BONDS	$ 155,749

Special Purpose Entity (0.61%)
BAE Systems Holdings Inc			SENIOR FLOATING RATE INTERESTS (0.83%)
4.75%, 8/15/2010 (b)	500	498	Aerospace & Defense Equipment (0.07%)
Genworth Global Funding Trusts			Sequa Corp, Term Loan B
5.20%, 10/ 8/2010	375	265	6.44%, 12/ 7/2014 (c)	179	131
USB Realty Corp
6.09%, 12/22/2049 (b)(c)	330	155	Cellular Telecommunications (0.15%)
Williams Cos Inc Credit Linked Certificate			Alltel Holdings Corp, Term Loan B
Trust/The			6.25%, 5/31/2015 (c)	297	282
6.05%, 5/ 1/2009 (b)(c)	200	199

		1,117	Money Center Banks (0.09%)

			Allied Waste North America Inc, LOC A
Steel - Producers (0.49%)			3.86%, 3/28/2014 (c)	177	168
Ispat Inland ULC
9.75%, 4/ 1/2014	600	588	Non-Hazardous Waste Disposal (0.13%)
United States Steel Corp			Allied Waste North America Inc, Term Loan B
5.65%, 6/ 1/2013	400	316	3.13%, 3/28/2014 (c)	247	235

		904

			Publishing - Periodicals (0.11%)
Telephone - Integrated (1.69%)
			Dex Media East LLC, Term Loan B
British Telecommunications PLC			5.04%, 10/17/2014 (c)	415	209
5.15%, 1/15/2013	750	689
Koninklijke KPN NV			Retail - Building Products (0.20%)
8.00%, 10/ 1/2010	475	455	HD Supply Inc, Term Loan B
Telecom Italia Capital SA			4.37%, 8/30/2012 (c)	475	356
4.00%, 11/15/2008 (a)	320	320
5.11%, 7/18/2011 (c)	240	190	Satellite Telecommunications (0.08%)
Telefonica Emisiones SAU			Telesat Canada Inc, Term Loan B
5.86%, 2/ 4/2013 (f)	575	523	6.36%, 9/ 1/2014 (c)	183	139
Telefonos de Mexico SAB de CV			Telesat Canada Inc, Term Loan DD
4.50%, 11/19/2008 (a)	325	325	6.59%, 10/31/2014 (c)	16	12

Verizon California Inc					151
6.70%, 9/ 1/2009	615	613

		3,115	TOTAL SENIOR FLOATING RATE INTERESTS	$ 1,532

Television (0.32%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
British Sky Broadcasting Group PLC			OBLIGATIONS (17.10%)
6.88%, 2/23/2009	400	394	Federal Home Loan Mortgage Corporation
			(FHLMC) (2.34%)
Univision Communications Inc			5.50%, 12/ 1/2008	11	11
7.85%, 7/15/2011	325	205	5.50%, 2/ 1/2009	27	27

		599	5.50%, 3/ 1/2009	13	13

Tobacco (0.37%)			5.50%, 4/ 1/2009	31	31
Reynolds American Inc			6.50%, 4/ 1/2009	4	4
6.50%, 7/15/2010	400	399	5.00%, 9/ 1/2009	43	43
3.52%, 6/15/2011 (c)	350	291	4.50%, 11/ 1/2009	79	80

		690	4.50%, 12/ 1/2009	200	202

			4.50%, 4/ 1/2010	127	128

See accompanying notes

517

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			U.S. Treasury (continued)
(FHLMC) (continued)			4.75%, 2/15/2010	$ 3,000 $	3,123
4.50%, 9/ 1/2010	$ 220 $	223	3.88%, 5/15/2010 (d)	1,000	1,038
4.50%, 2/ 1/2011	93	94	2.63%, 5/31/2010 (d)	1,500	1,527
4.50%, 4/ 1/2011	111	113	4.50%, 11/15/2010 (d)	500	531
4.50%, 7/ 1/2011	124	126	4.50%, 4/30/2012 (d)	2,700	2,924
4.50%, 11/ 1/2011	550	557	4.38%, 8/15/2012 (d)	1,350	1,464

6.50%, 4/ 1/2015	6	6			20,752
6.50%, 12/ 1/2015	23	24

7.00%, 12/ 1/2022	157	162	TOTAL U.S. GOVERNMENT & GOVERNMENT
7.50%, 12/ 1/2029	4	4	AGENCY OBLIGATIONS		$ 31,522

5.96%, 12/ 1/2034 (c)	209	214	SHORT TERM INVESTMENTS (2.76%)
4.55%, 1/ 1/2035 (c)	317	314	Commercial Paper (2.76%)
5.51%, 6/ 1/2035 (c)	1,141	1,158	Investment in Joint Trading Account; HSBC
			Funding
4.89%, 9/ 1/2035 (c)	386	385	0.25%, 11/ 3/2008	$ 2,548 $	2,548
4.97%, 9/ 1/2035 (c)	385	387	Investment in Joint Trading Account;

		4,306	Prudential Funding

Federal National Mortgage Association (FNMA) (3.51%)			0.30%, 11/ 3/2008	2,548	2,548

5.50%, 2/ 1/2009	68	68			5,096

5.50%, 5/ 1/2009	4	4	TOTAL SHORT TERM INVESTMENTS		$ 5,096

5.50%, 10/ 1/2009	51	51	REPURCHASE AGREEMENTS (2.41%)
4.50%, 12/ 1/2009	17	17	Money Center Banks (2.41%)
4.50%, 3/ 1/2010	93	93	BNP Paribas Securities Corporation
4.00%, 5/ 1/2010	407	406	Repurchase Agreement; 0.20% dated
4.50%, 5/ 1/2010	58	59	10/31/08 maturing 11/03/08 (collateralized
4.00%, 6/ 1/2010	175	175	by U.S. Government Agency Issues;
			$4,486,000; 0.00% - 6.25%; dated
4.00%, 7/ 1/2010	261	260	12/23/08 - 07/13/37) (a)	$ 4,450 $	4,450

4.00%, 8/ 1/2010	138	137	TOTAL REPURCHASE AGREEMENTS		$ 4,450

4.50%, 8/ 1/2011	302	304
8.50%, 5/ 1/2022	36	39	Total Investments		$ 198,349
8.00%, 5/ 1/2027	6	6	Liabilities in Excess of Other Assets, Net - (7.57)%		(13,957)

6.00%, 7/ 1/2028	77	78	TOTAL NET ASSETS - 100.00%		$ 184,392

7.50%, 10/ 1/2029	18	19
6.35%, 12/ 1/2032 (c)	182	183	(a)	Security was purchased with the cash proceeds from securities loans.
4.31%, 7/ 1/2034 (c)	486	489	(b)	Security exempt from registration under Rule 144A of the Securities Act
5.03%, 7/ 1/2034 (c)	177	177		of 1933. These securities may be resold in transactions exempt from
4.26%, 8/ 1/2034 (c)	300	300		registration, normally to qualified institutional buyers. Unless otherwise
4.30%, 9/ 1/2034 (c)	372	378		indicated, these securities are not considered illiquid. At the end of the
				period, the value of these securities totaled $18,348 or 9.95% of net
4.50%, 1/ 1/2035 (c)	438	440	assets.
6.28%, 1/ 1/2035 (c)	84	86	(c)	Variable Rate. Rate shown is in effect at October 31, 2008.
5.80%, 2/ 1/2035 (c)	70	70	(d)	Security or a portion of the security was on loan at the end of the period.
4.58%, 4/ 1/2035 (c)	623	621	(e)	Market value is determined in accordance with procedures established in
5.11%, 6/ 1/2035 (c)	88	90		good faith by the Board of Directors. At the end of the period, the value
4.86%, 10/ 1/2035 (c)	1,342	1,352		of these securities totaled $400 or 0.22% of net assets.
			(f)	Security purchased on a when-issued basis.
5.00%, 2/ 1/2037 (c)	550	562

		6,464

U.S. Treasury (11.25%)
3.00%, 2/15/2009 (d)	6,000	6,037
4.88%, 8/15/2009 (d)	4,000	4,108

See accompanying notes

518

Schedule of Investments Short-Term Bond Fund October 31, 2008

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 901
Unrealized Depreciation	(36,624)

Net Unrealized Appreciation (Depreciation)	(35,723)
Cost for federal income tax purposes	234,072
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	40.49%
Financial	21.73%
Asset Backed Securities	13.90%
Government	11.40%
Consumer, Non-cyclical	4.53%
Communications	3.82%
Industrial	2.90%
Energy	2.58%
Utilities	2.44%
Consumer, Cyclical	1.55%
Basic Materials	1.14%
Technology	0.96%
Diversified	0.13%
Liabilities in Excess of Other Assets, Net	(7.57%)

TOTAL NET ASSETS	100.00%

See accompanying notes

519

Schedule of Investments
Short-Term Income Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (96.88%)			BONDS (continued)
Aerospace & Defense Equipment (0.66%)			Finance - Commercial (0.78%)
United Technologies Corp			Caterpillar Financial Services Corp
4.38%, 5/ 1/2010	$ 2,000 $	1,976	4.85%, 12/ 7/2012	$ 2,500 $	2,322

Agricultural Operations (2.51%)			Finance - Consumer Loans (3.84%)
Cargill Inc			John Deere Capital Corp
5.20%, 1/22/2013 (a)	8,250	7,499	4.95%, 12/17/2012	8,250	7,646
			SLM Corp
Asset Backed Securities (0.17%)			4.00%, 1/15/2009	4,000	3,812

Atlantic City Electric Transition Funding LLC					11,458

2.89%, 7/20/2011	520	517
			Finance - Leasing Company (0.88%)
Chemicals - Diversified (2.68%)			International Lease Finance Corp
EI Du Pont de Nemours & Co			6.38%, 3/25/2013	4,000	2,616
5.00%, 7/15/2013	2,500	2,387
PPG Industries Inc			Finance - Mortgage Loan/Banker (6.87%)
5.75%, 3/15/2013	6,000	5,600	Federal Home Loan Banks

		7,987	5.25%, 8/ 5/2009	10,500	10,688

			Freddie Mac
Commercial Services - Finance (1.63%)			4.75%, 11/ 3/2009	4,500	4,576
Western Union Co/The			5.25%, 7/18/2011	5,000	5,254

5.40%, 11/17/2011	5,000	4,863			20,518

Consumer Products - Miscellaneous (1.31%)			Food - Miscellaneous/Diversified (0.45%)
Clorox Co			Kellogg Co
5.00%, 3/ 1/2013	4,250	3,897	5.13%, 12/ 3/2012	1,400	1,336

Diversified Banking Institutions (0.77%)			Gas - Distribution (0.55%)
Citigroup Inc			Sempra Energy
5.50%, 8/27/2012	2,500	2,313	4.75%, 5/15/2009	1,650	1,627

Diversified Financial Services (1.60%)			Industrial Gases (0.53%)
General Electric Capital Corp			Air Products & Chemicals Inc
5.72%, 8/22/2011	5,000	4,785	4.15%, 2/ 1/2013	1,750	1,583

Diversified Manufacturing Operations (0.77%)			Medical - Biomedical/Gene (1.56%)
Honeywell International Inc			Amgen Inc
4.25%, 3/ 1/2013	2,500	2,298	4.00%, 11/18/2009	4,725	4,654

Electric - Integrated (3.22%)			Medical - HMO (1.33%)
Pacific Gas & Electric Co			UnitedHealth Group Inc
3.60%, 3/ 1/2009	1,650	1,635	4.88%, 2/15/2013	4,250	3,965
Texas-New Mexico Power Co
6.25%, 1/15/2009	2,750	2,741	Mortgage Backed Securities (33.84%)
Virginia Electric and Power Co			Banc of America Funding Corp
5.10%, 11/30/2012	5,750	5,242	5.00%, 6/25/2035 (b)	5,000	4,776

		9,618	5.75%, 3/25/2036	4,458	4,133

			Banc of America Mortgage Securities Inc
Federal & Federally Sponsored Credit (4.03%)			4.75%, 8/25/2033	4,000	3,909
Federal Farm Credit Bank			Bear Stearns Commercial Mortgage Securities
3.45%, 1/11/2010	12,000	12,036	Inc
			5.82%, 5/14/2016 (a)	5,500	5,571
Finance (0.03%)			Chase Mortgage Finance Corp
Green Tree Financial Corp			5.50%, 5/25/2035	2,878	2,840
7.70%, 9/15/2026	120	85

See accompanying notes

520

Schedule of Investments
Short-Term Income Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Real Estate Operator & Developer (continued)
Countrywide Home Loan Mortgage Pass			ERP Operating LP
Through Trust			5.50%, 10/ 1/2012	$ 4,000 $	3,381

5.50%, 10/25/2035	$ 7,496 $	7,478			6,558

CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033	1,489	1,373	Regional Banks (1.31%)
Fannie Mae			Wells Fargo & Co
6.00%, 2/25/2031	10,000	10,154	4.38%, 1/31/2013	4,250	3,924
5.00%, 11/25/2035	2,789	2,772
			REITS - Healthcare (1.51%)
Freddie Mac
5.50%, 4/15/2027	8,353	8,483	Nationwide Health Properties Inc
			6.50%, 7/15/2011	5,000	4,517
4.25%, 6/15/2027	135	135
5.50%, 10/15/2027	7,048	7,160	REITS - Single Tenant (1.33%)
6.00%, 9/15/2029	8,097	8,271	CPG Partners LP
4.50%, 5/15/2030	5,000	4,960	3.50%, 3/15/2009	4,000	3,958
6.00%, 6/15/2030	213	214
4.50%, 5/15/2032	1,026	1,013	Retail - Discount (0.15%)
Ginnie Mae			Target Corp
4.50%, 8/20/2032	1,322	1,301	5.13%, 1/15/2013	500	457
GSR Mortgage Loan Trust
6.00%, 2/25/2035	2,272	2,176	Retail - Drug Store (0.48%)
6.00%, 6/25/2036	3,662	3,583	CVS/Caremark Corp
			4.00%, 9/15/2009	1,500	1,446
Lehman Mortgage Trust
5.75%, 4/25/2036	8,141	7,940
			Savings & Loans - Thrifts (0.00%)
Residential Asset Securitization Trust
6.00%, 5/25/2036	3,995	2,865	Washington Mutual Bank/Henderson NV
			0.00%, 1/15/2013 (c)	1,200	6
Residential Funding Mortgage Securities I
5.50%, 9/25/2036	4,900	4,556	Steel - Producers (2.70%)
Structured Asset Securities Corp			Nucor Corp
5.50%, 12/25/2033	5,398	5,356	5.00%, 12/ 1/2012	8,300	8,073

		101,019

Multimedia (1.36%)			Telephone - Integrated (3.56%)
Walt Disney Co/The			AT&T Inc
4.70%, 12/ 1/2012	4,250	4,065	4.95%, 1/15/2013	4,250	3,935
			Koninklijke KPN NV
Networking Products (1.42%)			8.00%, 10/ 1/2010	7,000	6,703

Cisco Systems Inc					10,638

5.25%, 2/22/2011	4,250	4,254	Textile - Home Furnishings (1.64%)
			Mohawk Industries Inc
Oil Company - Exploration & Production (2.90%)			7.20%, 4/15/2012	4,750	4,911
Apache Corp
6.25%, 4/15/2012	8,750	8,645	Transport - Rail (0.71%)
			Canadian National Railway Co
Property & Casualty Insurance (1.51%)			4.25%, 8/ 1/2009	2,150	2,134
Fidelity National Financial Inc
7.30%, 8/15/2011	4,250	4,511	Transport - Services (1.39%)
			United Parcel Service Inc
Quarrying (1.41%)			4.50%, 1/15/2013	4,250	4,140
Vulcan Materials Co
5.60%, 11/30/2012	4,250	4,195	Water (1.29%)
			Veolia Environnement
Real Estate Operator & Developer (2.20%)			5.25%, 6/ 3/2013	4,250	3,844

Duke Realty LP
6.25%, 5/15/2013	4,000	3,177	TOTAL BONDS	$ 289,248

See accompanying notes

521

Schedule of Investments
Short-Term Income Fund
October 31, 2008

	Principal		Principal
	Amount	Value	Amount		Value
	(000's)	(000's)	(000's)		(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (0.79%)			Money Center Banks (continued)
Federal Home Loan Mortgage Corporation			Investment in Joint Trading Account;
(FHLMC) (0.24%)			Morgan Stanley Repurchase Agreement;
9.50%, 8/ 1/2016	$ 10 $	11	0.15%; dated 10/31/2008 maturing
6.00%, 4/ 1/2017	228	229	11/03/2008 (collateralized by Sovereign
6.00%, 5/ 1/2017	427	432	Agency Issues; $782,000; 2.63% - 4.63%;
5.42%, 11/ 1/2021 (b)	32	33	dated 09/09/09 - 06/12/15)	$ 759 $	759

		705			1,519

Federal National Mortgage Association (FNMA) (0.16%)			TOTAL REPURCHASE AGREEMENTS		$ 1,519

6.50%, 1/ 1/2012	98	100	Total Investments		$ 293,129
6.50%, 1/ 1/2014	106	109	Other Assets in Excess of Liabilities, Net - 1.82%		5,432

8.50%, 11/ 1/2017	18	20	TOTAL NET ASSETS - 100.00%		$ 298,561

5.97%, 1/ 1/2019 (b)	10	10
5.61%, 4/ 1/2019 (b)	8	8
10.00%, 5/ 1/2022	12	14	(a)	Security exempt from registration under Rule 144A of the Securities Act
5.05%, 11/ 1/2022 (b)	3	4	of 1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. Unless otherwise
6.35%, 11/ 1/2032 (b)	180	181	indicated, these securities are not considered illiquid. At the end of the
4.96%, 11/ 1/2035 (b)	31	31	period, the value of these securities totaled $13,070 or 4.38% of net

		477	assets.

			(b) Variable Rate. Rate shown is in effect at October 31, 2008.
Government National Mortgage Association			(c) Non-Income Producing Security
(GNMA) (0.05%)			(d)	Security or a portion of the security was pledged to cover margin
8.00%, 3/15/2012	3	3	requirements for futures contracts. At the end of the period, the value of
11.00%, 10/15/2015	21	24	these securities totaled $361 or 0.12% of net assets.
11.00%, 11/15/2015	3	4
11.00%, 11/15/2015	41	47	Unrealized Appreciation (Depreciation)
10.00%, 1/15/2019	60	69	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
10.00%, 2/15/2019	1	1	of investments held by the fund as of the period end were as follows:
11.00%, 8/15/2020	9	11	Unrealized Appreciation		$ 772
9.00%, 4/20/2025	3	4	Unrealized Depreciation		(14,725)

		163	Net Unrealized Appreciation (Depreciation)		(13,953)

U.S. Treasury (0.34%)			Cost for federal income tax purposes		307,082
3.13%, 11/30/2009 (d)	1,000	1,017	All dollar amounts are shown in thousands (000's)

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 2,362		Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS (0.51%)			Sector		Percent

Money Center Banks (0.51%)			Mortgage Securities		34.29%
Investment in Joint Trading Account; Bank			Financial		16.24%
of America Repurchase Agreement; 0.15%;			Government		11.24%
dated 10/31/2008 maturing 11/03/2008			Consumer, Non-cyclical		8.78%
(collateralized by Sovereign Agency			Basic Materials		7.32%
Issues; $782,000; 2.75% - 5.38%; dated			Communications		6.35%
			Utilities		5.05%
11/28/08 - 02/13/17)	$ 759 $	760	Industrial		3.53%
			Energy		2.90%
			Consumer, Cyclical		2.28%
			Asset Backed Securities		0.20%
			Other Assets in Excess of Liabilities, Net		1.82%

			TOTAL NET ASSETS		100.00%

			Other Assets Summary (unaudited)

			Asset Type		Percent

			Futures		7.59%

See accompanying notes

522

Schedule of Investments
Short-Term Income Fund
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; December 2008	Sell	200	$ 22,378	$ 22,652	$ (274)
All dollar amounts are shown in thousands (000's)

See accompanying notes

523

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.11%)			COMMON STOCKS (continued)
Advertising Services (0.09%)			Chemicals - Specialty (continued)
inVentiv Health Inc (a)	18,890 $	179	OM Group Inc (a)	44,986 $	960
			Sensient Technologies Corp	20,710	523
Aerospace & Defense (1.33%)			Terra Industries Inc	11,162	245

Esterline Technologies Corp (a)	33,069	1,192			1,937

Teledyne Technologies Inc (a)	7,557	344
TransDigm Group Inc (a)	34,397	1,037	Circuit Boards (0.12%)

		2,573	TTM Technologies Inc (a)	31,360	225

Aerospace & Defense Equipment (1.64%)			Commercial Banks (7.81%)
AAR Corp (a)	36,130	578	Banco Latinoamericano de Exportaciones SA	24,420	260
BE Aerospace Inc (a)	66,005	849	Bank of Hawaii Corp	38,392	1,947
Moog Inc (a)	16,790	590	Bank of the Ozarks Inc	31,890	969
Triumph Group Inc	26,400	1,158	City Bank/Lynnwood WA	35,190	363

		3,175	City Holding Co	18,973	794

Alternative Waste Tech (0.18%)			Community Bank System Inc	21,730	542
Calgon Carbon Corp (a)	26,560	354	Cullen/Frost Bankers Inc	29,622	1,658
			CVB Financial Corp	26,370	334
Apparel Manufacturers (0.36%)			Green Bankshares Inc	19,466	384
G-III Apparel Group Ltd (a)	22,650	313	IBERIABANK Corp	12,428	633
True Religion Apparel Inc (a)	22,430	376	MainSource Financial Group Inc	15,450	276

		689	National Penn Bancshares Inc	57,990	982

Applications Software (1.30%)			NBT Bancorp Inc	28,090	783
Progress Software Corp (a)	41,020	941	Oriental Financial Group Inc	28,430	462
Quest Software Inc (a)	88,490	1,172	Pacific Capital Bancorp NA	10,343	203
Verint Systems Inc (a)	38,328	393	Pinnacle Financial Partners Inc (a)	15,341	449

		2,506	Prosperity Bancshares Inc	28,307	940

			Renasant Corp	8,550	179
Auto/Truck Parts & Equipment - Original (0.19%)			S&T Bancorp Inc	24,440	833
Titan International Inc	31,080	359	SVB Financial Group (a)	26,467	1,362
			Tompkins Financial Corp	10,770	528
Auto/Truck Parts & Equipment - Replacement (0.35%)
			Vineyard National Bancorp - Warrants (a)(b)	2,369	-
ATC Technology Corp/IL (a)	30,905	678	(c)(d)
			Webster Financial Corp	10,960	203

Batteries & Battery Systems (0.46%)
EnerSys (a)	67,660	894			15,084

			Commercial Services (0.61%)
Beverages - Wine & Spirits (0.36%)			Arbitron Inc	9,490	309
Central European Distribution Corp (a)	24,357	701	Steiner Leisure Ltd (a)	20,640	535
			TeleTech Holdings Inc (a)	36,230	327

Building & Construction - Miscellaneous (0.19%)					1,171

Layne Christensen Co (a)	13,980	367
			Commercial Services - Finance (0.85%)
Casino Services (0.35%)			CBIZ Inc (a)	69,700	565
Bally Technologies Inc (a)	30,680	680	Morningstar Inc (a)	13,641	511
			Wright Express Corp (a)	41,815	572

Chemicals - Diversified (0.25%)					1,648

Innospec Inc	23,410	205
Rockwood Holdings Inc (a)	22,820	282	Computer Aided Design (0.71%)

		487	Ansys Inc (a)	21,000	601

			Aspen Technology Inc (a)	97,796	766

Chemicals - Specialty (1.00%)					1,367

ICO Inc (a)	46,690	209

See accompanying notes

524

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (0.95%)			Diversified Manufacturing Operations (1.39%)
CACI International Inc (a)	12,000 $	494	AZZ Inc (a)	3,790 $	111
Ciber Inc (a)	141,620	765	Barnes Group Inc	40,330	585
Ness Technologies Inc (a)	37,840	280	EnPro Industries Inc (a)	25,260	561
Syntel Inc	11,940	297	ESCO Technologies Inc (a)	11,340	391

		1,836	Koppers Holdings Inc	43,773	1,041

Computer Software (0.53%)					2,689

Double-Take Software Inc (a)	35,640	264	Diversified Operations (0.20%)
Omniture Inc (a)	65,340	751	Compass Diversified Holdings	31,580	385

		1,015

			Electric - Integrated (2.12%)
Computers - Integrated Systems (0.29%)			Avista Corp	64,260	1,276
MTS Systems Corp	12,120	394	Empire District Electric Co/The	44,760	860
Radiant Systems Inc (a)	31,750	167	NorthWestern Corp	13,250	259

		561	Portland General Electric Co	37,758	775

Consulting Services (2.34%)			Westar Energy Inc	47,300	922

FTI Consulting Inc (a)	24,383	1,420			4,092

Gartner Inc (a)	85,110	1,566
			Electric Products - Miscellaneous (0.41%)
Huron Consulting Group Inc (a)	19,502	1,061	GrafTech International Ltd (a)	97,634	792
Navigant Consulting Inc (a)	28,760	465

		4,512	Electronic Components - Miscellaneous (0.60%)

Consumer Products - Miscellaneous (0.87%)			Plexus Corp (a)	61,650	1,150
Jarden Corp (a)	32,140	572
Tupperware Brands Corp	43,610	1,103	Electronic Components - Semiconductors (1.16%)

		1,675	Mellanox Technologies Ltd (a)	25,240	196

			ON Semiconductor Corp (a)	175,750	898
Containers - Paper & Plastic (0.74%)			PMC - Sierra Inc (a)	106,260	497
Rock-Tenn Co	47,190	1,435	Silicon Laboratories Inc (a)	18,630	484
			Zoran Corp (a)	19,800	161

Cosmetics & Toiletries (0.80%)
					2,236

Chattem Inc (a)	20,318	1,537
			Electronic Measurement Instruments (0.56%)
Data Processing & Management (0.21%)			Analogic Corp	24,320	1,074
Commvault Systems Inc (a)	37,183	398
			E-Marketing & Information (0.20%)
Diagnostic Equipment (0.97%)			comScore Inc (a)	31,150	380
Cepheid Inc (a)	26,300	312
Immucor Inc (a)	58,403	1,551	Engineering - Research & Development Services (0.75%)

		1,863	EMCOR Group Inc (a)	81,883	1,455

Diagnostic Kits (0.58%)			Enterprise Software & Services (1.99%)
Meridian Bioscience Inc	45,741	1,124	Informatica Corp (a)	86,250	1,212
			JDA Software Group Inc (a)	70,270	1,003
Disposable Medical Products (0.40%)
			Omnicell Inc (a)	46,260	508
Merit Medical Systems Inc (a)	42,150	771
			SYNNEX Corp (a)	54,040	834
Distribution & Wholesale (1.41%)			Taleo Corp (a)	21,190	292

Fossil Inc (a)	51,840	941			3,849

Houston Wire & Cable Co	17,890	206	Entertainment Software (0.20%)
Tech Data Corp (a)	24,170	518	Take-Two Interactive Software Inc (a)	32,570	386
United Stationers Inc (a)	28,177	1,054

		2,719

See accompanying notes

525

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Environmental Consulting & Engineering (0.28%)			Internet Brokers (0.46%)
Tetra Tech Inc (a)	24,810 $	546	thinkorswim Group Inc (a)	110,480 $	884

E-Services - Consulting (0.61%)			Internet Infrastructure Equipment (0.23%)
Websense Inc (a)	60,140	1,174	Avocent Corp (a)	29,970	450

Finance - Investment Banker & Broker (0.86%)			Intimate Apparel (0.58%)
Knight Capital Group Inc (a)	38,930	563	Warnaco Group Inc/The (a)	37,630	1,122
optionsXpress Holdings Inc	24,570	436
Stifel Financial Corp (a)	15,205	664	Investment Companies (1.04%)

		1,663	Ares Capital Corp	162,214	1,275

			Hercules Technology Growth Capital Inc	54,500	473
Finance - Leasing Company (0.36%)			Prospect Capital Corp	20,793	262

Financial Federal Corp	30,362	703			2,010

Finance - Other Services (0.05%)			Investment Management & Advisory Services (0.06%)
GFI Group Inc	32,720	105	Waddell & Reed Financial Inc	7,750	113

Food - Miscellaneous/Diversified (0.93%)			Lasers - Systems & Components (0.22%)
Ralcorp Holdings Inc (a)	26,640	1,803	Rofin-Sinar Technologies Inc (a)	19,450	434

Food - Retail (0.29%)			Leisure & Recreation Products (0.57%)
Ruddick Corp	19,290	553	WMS Industries Inc (a)	44,155	1,104

Food - Wholesale & Distribution (1.59%)			Life & Health Insurance (0.20%)
Fresh Del Monte Produce Inc (a)	42,040	887	Delphi Financial Group Inc	24,284	383
Spartan Stores Inc	80,617	2,176

		3,063	Machinery - Farm (0.28%)

			Alamo Group Inc	14,960	188
Footwear & Related Apparel (1.48%)			Lindsay Corp	7,360	350

Deckers Outdoor Corp (a)	5,570	473			538

Iconix Brand Group Inc (a)	62,820	684
Skechers U.S.A. Inc (a)	31,610	429	Machinery - General Industry (1.86%)
Wolverine World Wide Inc	54,000	1,269	Altra Holdings Inc (a)	41,510	371

		2,855	Chart Industries Inc (a)	42,000	572

			Middleby Corp (a)	24,480	989
Gas - Distribution (1.30%)			Robbins & Myers Inc	44,667	911
Northwest Natural Gas Co	33,730	1,716	Wabtec Corp	18,580	739

South Jersey Industries Inc	22,998	784			3,582

		2,500

			Machinery - Material Handling (0.01%)
Independent Power Producer (0.10%)			Key Technology Inc (a)	1,301	21
Ormat Technologies Inc	8,170	197
			Machinery Tools & Related Products (0.62%)
Instruments - Controls (0.60%)			Kennametal Inc	56,220	1,193
Mettler Toledo International Inc (a)	15,148	1,159
			Medical - Biomedical/Gene (2.76%)
Instruments - Scientific (0.38%)			Celera Corp (a)	103,880	1,175
Varian Inc (a)	20,001	737	Cubist Pharmaceuticals Inc (a)	60,332	1,532
Internet Application Software (0.80%)			Human Genome Sciences Inc (a)	75,720	245
eResearchTechnology Inc (a)	62,050	401	Incyte Corp (a)	158,400	657
S1 Corp (a)	124,810	783	Myriad Genetics Inc (a)	11,400	719
Vocus Inc (a)	20,880	351	Seattle Genetics Inc (a)	38,720	398

		1,535

See accompanying notes

526

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Oil - Field Services (1.01%)
United Therapeutics Corp (a)	6,840 $	597	Basic Energy Services Inc (a)	19,470 $	266

		5,323	Matrix Service Co (a)	30,196	370

Medical - Drugs (1.20%)			Oil States International Inc (a)	17,930	415
Indevus Pharmaceuticals Inc (a)	143,830	384	Superior Energy Services Inc (a)	25,444	542
Orexigen Therapeutics Inc (a)	32,570	155	Willbros Group Inc (a)	22,780	353

PharMerica Corp (a)	33,110	680			1,946

Progenics Pharmaceuticals Inc (a)	37,220	372	Oil Company - Exploration & Production (3.18%)
XenoPort Inc (a)	17,520	729	Arena Resources Inc (a)	14,150	431

		2,320	Berry Petroleum Co	29,070	677

Medical - Generic Drugs (0.15%)			Brigham Exploration Co (a)	25,470	200
Perrigo Co	8,350	284	Callon Petroleum Co (a)	27,220	281
			Concho Resources Inc/Midland TX (a)	19,720	419
Medical - Nursing Homes (0.54%)			Mariner Energy Inc (a)	50,160	722
Ensign Group Inc/The	32,154	527	Penn Virginia Corp	27,670	1,028
Skilled Healthcare Group Inc (a)	42,430	521	Petroquest Energy Inc (a)	66,984	666

		1,048	Rosetta Resources Inc (a)	42,914	453

Medical - Outpatient & Home Medical Care (1.32%)			St Mary Land & Exploration Co	34,190	851
Amedisys Inc (a)	24,497	1,382	Swift Energy Co (a)	12,830	412

LHC Group Inc (a)	25,330	894			6,140

Res-Care Inc (a)	17,520	270	Oil Field Machinery & Equipment (0.25%)

		2,546	Complete Production Services Inc (a)	21,250	263

Medical Imaging Systems (0.11%)			Flotek Industries Inc (a)	22,780	113
IRIS International Inc (a)	19,190	214	Mitcham Industries Inc (a)	19,960	109

					485

Medical Instruments (0.55%)			Paper & Related Products (0.35%)
Genomic Health Inc (a)	25,350	467	Buckeye Technologies Inc (a)	115,984	683
Kensey Nash Corp (a)	23,470	596

		1,063	Patient Monitoring Equipment (0.13%)

Medical Laboratory & Testing Service (0.59%)			Masimo Corp (a)	7,840	251
Icon PLC ADR (a)	44,516	1,129	Pharmacy Services (0.36%)
Medical Products (0.92%)			Catalyst Health Solutions Inc (a)	41,260	696
American Medical Systems Holdings Inc (a)	32,570	352	Physical Therapy & Rehabilitation Centers (0.35%)
Exactech Inc (a)	13,420	271	Psychiatric Solutions Inc (a)	20,390	679
Zoll Medical Corp (a)	47,655	1,148

		1,771	Physician Practice Management (0.31%)

Metal Processors & Fabrication (0.18%)			Pediatrix Medical Group Inc (a)	15,510	599
RBC Bearings Inc (a)	14,410	342
			Printing - Commercial (0.06%)
Miscellaneous Manufacturers (0.53%)			Consolidated Graphics Inc (a)	9,410	122
Aptargroup Inc	33,887	1,027
			Private Corrections (0.39%)
Networking Products (0.37%)			Cornell Cos Inc (a)	33,444	762
Anixter International Inc (a)	21,192	712
			Property & Casualty Insurance (1.59%)
Non-Hazardous Waste Disposal (0.14%)			American Physicians Capital Inc	23,766	972
Waste Services Inc (a)	45,520	272	Amerisafe Inc (a)	24,850	428
			Amtrust Financial Services Inc	48,518	477
			CNA Surety Corp (a)	23,370	324

See accompanying notes

527

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			Retail - Apparel & Shoe (1.05%)
Tower Group Inc	41,420 $	871	Aeropostale Inc (a)	34,020 $	823

		3,072	Gymboree Corp (a)	25,470	659

Publicly Traded Investment Fund (0.35%)			Wet Seal Inc/The (a)	187,351	551

SPDR KBW Regional Banking ETF	20,690	672			2,033

			Retail - Fabric Store (0.31%)
Recreational Centers (0.24%)			Jo-Ann Stores Inc (a)	31,320	600
Life Time Fitness Inc (a)	24,550	467
			Retail - Restaurants (0.62%)
Reinsurance (2.09%)			Einstein Noah Restaurant Group Inc (a)	40,310	323
Aspen Insurance Holdings Ltd	70,380	1,616	Jack in the Box Inc (a)	42,990	864

IPC Holdings Ltd	24,400	674			1,187

Max Capital Group Ltd	50,240	801
Platinum Underwriters Holdings Ltd	29,770	945	Retail - Sporting Goods (0.51%)

		4,036	Hibbett Sports Inc (a)	55,536	989

REITS - Diversified (1.85%)			Savings & Loans - Thrifts (1.44%)
Entertainment Properties Trust	43,760	1,639	Dime Community Bancshares	24,650	412
Investors Real Estate Trust	36,590	361	ESSA Bancorp Inc	22,980	318
Washington Real Estate Investment Trust	48,300	1,448	Flushing Financial Corp	23,300	362
Winthrop Realty Trust	49,050	126	Provident Financial Services Inc	39,420	578

		3,574	United Financial Bancorp Inc	18,070	253

REITS - Healthcare (0.94%)			Washington Federal Inc	28,020	494
Senior Housing Properties Trust	94,850	1,818	WSFS Financial Corp	7,630	365

					2,782

REITS - Hotels (0.19%)			Schools (0.89%)
LaSalle Hotel Properties	26,060	367	DeVry Inc	30,450	1,726

REITS - Mortgage (1.12%)			Seismic Data Collection (0.35%)
Anthracite Capital Inc	57,090	248	Dawson Geophysical Co (a)	15,839	388
Arbor Realty Trust Inc	24,611	88	ION Geophysical Corp (a)	44,957	295

Chimera Investment Corp	162,100	467			683

Gramercy Capital Corp/New York	59,203	157
MFA Mortgage Investments Inc	217,930	1,199	Semiconductor Component - Integrated Circuits (1.74%)

		2,159	Emulex Corp (a)	106,180	1,009

			Integrated Device Technology Inc (a)	62,800	399
REITS - Office Property (0.74%)			Pericom Semiconductor Corp (a)	53,730	419
BioMed Realty Trust Inc	77,182	1,084	Power Integrations Inc	42,900	901
Kilroy Realty Corp	10,850	349	Standard Microsystems Corp (a)	34,921	629

		1,433			3,357

REITS - Shopping Centers (0.88%)			Semiconductor Equipment (0.21%)
Inland Real Estate Corp	71,840	823	ATMI Inc (a)	22,250	271
Kite Realty Group Trust	16,681	102	Entegris Inc (a)	48,040	129

Saul Centers Inc	8,340	305			400

Urstadt Biddle Properties Inc	28,309	464

		1,694	Telecommunication Equipment (1.32%)

			ADC Telecommunications Inc (a)	109,090	692
Rental - Auto & Equipment (0.26%)			Comtech Telecommunications Corp (a)	38,515	1,865

Rent-A-Center Inc/TX (a)	34,290	501			2,557

Research & Development (0.38%)			Telecommunication Equipment - Fiber Optics (0.20%)
Parexel International Corp (a)	70,580	734	Harmonic Inc (a)	53,920	383

See accompanying notes

528

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			SHORT TERM INVESTMENTS (4.34%)
Telecommunication Services (0.92%)			Commercial Paper (4.34%)
Consolidated Communications Holdings Inc	59,800 $	616	Investment in Joint Trading Account; HSBC
Premiere Global Services Inc (a)	116,640	1,161	Funding

		1,777	0.25%, 11/ 3/2008	$ 4,187 $	4,187

			Investment in Joint Trading Account;
Telephone - Integrated (0.09%)			Prudential Funding
Alaska Communications Systems Group Inc	18,379	172	0.30%, 11/ 3/2008	4,186	4,186

					8,373

Television (0.07%)
Belo Corp	59,320	126	TOTAL SHORT TERM INVESTMENTS		$ 8,373

			REPURCHASE AGREEMENTS (0.15%)
Textile - Apparel (0.23%)			Money Center Banks (0.15%)
Perry Ellis International Inc (a)	45,330	444	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%;
Therapeutics (1.05%)			dated 10/31/2008 maturing 11/03/2008
Allos Therapeutics Inc (a)	42,540	311	(collateralized by Sovereign Agency
			Issues; $302,000; 2.75% - 5.38%; dated
BioMarin Pharmaceutical Inc (a)	35,680	654	11/28/08 - 02/13/17)	$ 293 $	293

CV Therapeutics Inc (a)	72,490	676	TOTAL REPURCHASE AGREEMENTS		$ 293

Vivus Inc (a)	62,200	379

		2,020	Total Investments		$ 192,270

			Other Assets in Excess of Liabilities, Net - 0.40%		765

Tobacco (0.15%)
			TOTAL NET ASSETS - 100.00%		$ 193,035

Alliance One International Inc (a)	87,680	293

Toys (1.21%)			(a) Non-Income Producing Security
Jakks Pacific Inc (a)	67,062	1,500	(b)	Market value is determined in accordance with procedures established in
Marvel Entertainment Inc (a)	26,130	841		good faith by the Board of Directors. At the end of the period, the value

		2,341		of these securities totaled $0 or 0.00% of net assets.

			(c) Security is Illiquid
Transactional Software (0.33%)			(d)	Security exempt from registration under Rule 144A of the Securities Act
Solera Holdings Inc (a)	25,610	637		of 1933. These securities may be resold in transactions exempt from
				registration, normally to qualified institutional buyers. Unless otherwise
Transport - Marine (0.28%)				indicated, these securities are not considered illiquid. At the end of the
Eagle Bulk Shipping Inc	23,990	239		period, the value of these securities totaled $0 or 0.00% of net assets.
TBS International Ltd (a)	34,990	300

			Unrealized Appreciation (Depreciation)
		539	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

Transport - Services (0.84%)			of investments held by the fund as of the period end were as follows:
HUB Group Inc (a)	39,250	1,234
Pacer International Inc	33,820	382	Unrealized Appreciation		$ 9,324

		1,616	Unrealized Depreciation		(66,814)

			Net Unrealized Appreciation (Depreciation)		(57,490)
Wire & Cable Products (0.54%)			Cost for federal income tax purposes		249,760
Belden Inc	49,660	1,035	All dollar amounts are shown in thousands (000's)

Wireless Equipment (0.27%)
Viasat Inc (a)	28,537	520

Wound, Burn & Skin Care (0.25%)
Obagi Medical Products Inc (a)	57,160	476

X-Ray Equipment (0.28%)
Hologic Inc (a)	43,680	535

TOTAL COMMON STOCKS	$ 183,604

See accompanying notes

529

Schedule of Investments SmallCap Blend Fund October 31, 2008

Portfolio Summary (unaudited)

Sector	Percent

Financial	25.72%
Consumer, Non-cyclical	23.58%
Industrial	15.14%
Technology	9.61%
Consumer, Cyclical	9.46%
Communications	5.62%
Energy	4.79%
Utilities	3.52%
Basic Materials	1.61%
Exchange Traded Funds	0.35%
Diversified	0.20%
Other Assets in Excess of Liabilities, Net	0.40%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.17%

See accompanying notes

530

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2008	Buy	150	$ 8,173	$ 8,047	$ (126)
All dollar amounts are shown in thousands (000's)

See accompanying notes

531

Schedule of Investments
SmallCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.85%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.40%)			Commercial Banks (continued)
Ceradyne Inc (a)	15,700 $	369	Glacier Bancorp Inc	36,450 $	735
			Hancock Holding Co	12,650	558
Aerospace & Defense (0.67%)			Old National Bancorp/IN	21,650	410
Teledyne Technologies Inc (a)	13,450	613	S&T Bancorp Inc	23,600	805
			Sterling Bancshares Inc/TX	34,900	278
Aerospace & Defense Equipment (0.89%)
			SVB Financial Group (a)	23,200	1,194
Heico Corp	15,550	598
			UMB Financial Corp	10,850	492
Triumph Group Inc	4,750	209

			Wilshire Bancorp Inc	35,100	387

		807

					7,105

Agricultural Operations (0.77%)
Andersons Inc/The	26,450	704	Commercial Services (0.26%)
			PHH Corp (a)	29,200	235
Alternative Waste Tech (0.52%)
Darling International Inc (a)	62,700	473	Commercial Services - Finance (0.61%)
			Heartland Payment Systems Inc	32,000	557
Applications Software (0.77%)
American Reprographics Co (a)	25,100	267	Computer Aided Design (0.47%)
			Ansys Inc (a)	14,950	428
Progress Software Corp (a)	18,850	433

		700	Computer Services (0.48%)

Auto/Truck Parts & Equipment - Replacement (0.39%)			Insight Enterprises Inc (a)	16,800	163
ATC Technology Corp/IL (a)	16,300	357	SYKES Enterprises Inc (a)	17,200	275

					438

Batteries & Battery Systems (0.52%)
Greatbatch Inc (a)	21,950	477	Computers - Integrated Systems (1.46%)
			Micros Systems Inc (a)	41,200	702
Building - Heavy Construction (0.16%)			MTS Systems Corp	11,400	370
Perini Corp (a)	7,500	143	Radiant Systems Inc (a)	48,400	255

					1,327

Building & Construction Products -			Computers - Peripheral Equipment (0.70%)
Miscellaneous (0.51%)
Gibraltar Industries Inc	20,000	265	Synaptics Inc (a)	20,775	642
NCI Building Systems Inc (a)	10,650	198

			Consulting Services (1.36%)
		463

			Forrester Research Inc (a)	11,750	329
Building Products - Air & Heating (0.65%)			Watson Wyatt Worldwide Inc	21,400	909

Comfort Systems USA Inc	30,150	281			1,238

Lennox International Inc	10,400	310

			Consumer Products - Miscellaneous (0.65%)
		591

			Blyth Inc	28,500	245
Chemicals - Specialty (1.10%)			Helen of Troy Ltd (a)	19,100	344

Ashland Inc	11,900	269			589

Minerals Technologies Inc	9,700	551
			Containers - Metal & Glass (0.98%)
Quaker Chemical Corp	9,800	187

			Greif Inc	14,400	584
		1,007

			Silgan Holdings Inc	6,550	305

Circuit Boards (0.38%)					889

Park Electrochemical Corp	16,100	348
			Containers - Paper & Plastic (1.22%)
Commercial Banks (7.80%)			Pactiv Corp (a)	17,600	415
Bancfirst Corp	7,100	358	Rock-Tenn Co	23,000	699

Bank of Hawaii Corp	18,200	923			1,114

Community Bank System Inc	24,000	599
First Commonwealth Financial Corp	33,100	366

See accompanying notes		532

Schedule of Investments SmallCap Blend Fund I October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cosmetics & Toiletries (0.45%)			Electronic Components - Semiconductors
Chattem Inc (a)	5,450 $	412	(continued)
			Zoran Corp (a)	20,950 $	171

Decision Support Software (0.45%)					1,516

SPSS Inc (a)	17,450	408	Engineering - Research & Development Services (1.11%)
			EMCOR Group Inc (a)	48,200	856
Diagnostic Equipment (0.60%)			Shaw Group Inc/The (a)	8,700	156

Immucor Inc (a)	20,600	547
					1,012

Disposable Medical Products (1.01%)			Enterprise Software & Services (2.08%)
ICU Medical Inc (a)	19,950	639	Informatica Corp (a)	37,250	523
Merit Medical Systems Inc (a)	15,200	278	JDA Software Group Inc (a)	23,900	341

		917	Mantech International Corp (a)	8,250	445

Distribution & Wholesale (0.90%)			MicroStrategy Inc (a)	6,550	258
Brightpoint Inc (a)	22,150	128	Sybase Inc (a)	12,200	325

LKQ Corp (a)	12,700	145			1,892

School Specialty Inc (a)	12,900	271	Finance - Consumer Loans (0.56%)
WESCO International Inc (a)	13,700	272	Portfolio Recovery Associates Inc (a)	6,550	235

		816	World Acceptance Corp (a)	15,000	277

Diversified Manufacturing Operations (2.71%)					512

Acuity Brands Inc	25,100	878	Finance - Investment Banker & Broker (2.14%)
AO Smith Corp	8,400	265	Greenhill & Co Inc	13,300	878
EnPro Industries Inc (a)	9,600	213	Knight Capital Group Inc (a)	23,600	341
Harsco Corp	11,550	273	optionsXpress Holdings Inc	25,250	449
Koppers Holdings Inc	16,800	400	SWS Group Inc	15,000	278

Tredegar Corp	30,100	443			1,946

		2,472	Food - Baking (0.54%)

Diversified Operations & Commercial Services (0.66%)			Flowers Foods Inc	16,500	489
Chemed Corp	13,750	602
			Food - Wholesale & Distribution (0.41%)
E-Commerce - Products (0.18%)			Fresh Del Monte Produce Inc (a)	17,600	372
Stamps.com Inc (a)	16,500	161
			Footwear & Related Apparel (1.43%)
Electric - Integrated (1.01%)			Deckers Outdoor Corp (a)	8,000	679
Avista Corp	46,350	921	Wolverine World Wide Inc	26,700	627

					1,306

Electric Products - Miscellaneous (0.24%)
Littelfuse Inc (a)	11,650	217	Gas - Distribution (4.77%)
			Atmos Energy Corp	36,550	887
Electronic Components - Miscellaneous (1.39%)			Laclede Group Inc/The	14,100	738
Benchmark Electronics Inc (a)	30,800	370	New Jersey Resources Corp	15,050	560
CTS Corp	31,500	220	Nicor Inc	17,600	813
Methode Electronics Inc	54,550	414	Southwest Gas Corp	13,550	354
Technitrol Inc	45,950	265	WGL Holdings Inc	30,900	995

		1,269			4,347

Electronic Components - Semiconductors (1.66%)			Hospital Beds & Equipment (0.53%)
Microsemi Corp (a)	13,150	286	Kinetic Concepts Inc (a)	19,850	481
QLogic Corp (a)	72,550	872
Skyworks Solutions Inc (a)	26,250	187	Hotels & Motels (0.36%)
			Choice Hotels International Inc	12,050	329

See accompanying notes

533

Schedule of Investments
SmallCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (1.72%)			Medical - Drugs (continued)
Administaff Inc	12,150 $	243	Viropharma Inc (a)	27,800 $	348

CDI Corp	19,800	257			1,582

Heidrick & Struggles International Inc	11,950	288	Medical - HMO (0.67%)
Korn/Ferry International (a)	15,900	221	AMERIGROUP Corp (a)	16,000	400
MPS Group Inc (a)	71,950	561	Health Net Inc (a)	16,300	210

		1,570			610

Instruments - Controls (0.99%)			Medical - Hospitals (0.33%)
Woodward Governor Co	28,050	900	Medcath Corp (a)	19,450	300

Instruments - Scientific (0.43%)			Medical - Outpatient & Home Medical Care (0.95%)
Dionex Corp (a)	7,300	393	Gentiva Health Services Inc (a)	8,650	235
			Lincare Holdings Inc (a)	15,700	414
Internet Content - Information & News (0.13%)
WebMD Health Corp (a)	5,450	122	Res-Care Inc (a)	14,050	216

					865

Internet Security (0.22%)			Medical Instruments (0.97%)
Blue Coat Systems Inc (a)	14,900	201	Conmed Corp (a)	23,100	605
			CryoLife Inc (a)	20,700	278

Internet Telephony (0.43%)					883

j2 Global Communications Inc (a)	24,100	389
			Medical Products (1.60%)
Investment Companies (0.24%)			Cooper Cos Inc/The	12,800	211
Ares Capital Corp	28,200	222	Haemonetics Corp (a)	4,350	257
			Invacare Corp	17,200	313
Lasers - Systems & Components (0.24%)			Mentor Corp	8,800	148
Cymer Inc (a)	8,900	218	West Pharmaceutical Services Inc	13,250	529

					1,458

Linen Supply & Related Items (0.47%)
Unifirst Corp/MA	13,200	431	Metal Processors & Fabrication (0.22%)
			CIRCOR International Inc	6,400	196
Machinery - General Industry (2.83%)
Applied Industrial Technologies Inc	26,550	536	Miscellaneous Manufacturers (0.35%)
Chart Industries Inc (a)	8,200	112	Movado Group Inc	21,100	321
Gardner Denver Inc (a)	28,550	732
Robbins & Myers Inc	35,650	727	Multilevel Direct Selling (0.40%)
Wabtec Corp	11,850	471	Nu Skin Enterprises Inc	27,950	360

		2,578	Multimedia (0.23%)

Machinery - Material Handling (0.13%)			Factset Research Systems Inc	5,400	209
Columbus McKinnon Corp/NY (a)	8,200	115
			Networking Products (0.67%)
Medical - Biomedical/Gene (1.61%)			Anixter International Inc (a)	9,200	309
American Oriental Bioengineering Inc (a)	62,900	384	Netgear Inc (a)	27,294	302

Cambrex Corp (a)	48,200	217			611

Cubist Pharmaceuticals Inc (a)	34,200	869	Office Furnishings - Original (1.84%)

		1,470	Herman Miller Inc	27,350	602

Medical - Drugs (1.74%)			Knoll Inc	52,450	759
Endo Pharmaceuticals Holdings Inc (a)	46,850	867	Steelcase Inc	33,700	313

Medicis Pharmaceutical Corp	14,300	204			1,674

Pozen Inc (a)	26,400	163	Oil & Gas Drilling (1.59%)
			Bronco Drilling Co Inc (a)	21,600	167

See accompanying notes

534

Schedule of Investments
SmallCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			REITS - Office Property (0.54%)
Unit Corp (a)	34,150 $	1,282	BioMed Realty Trust Inc	19,150 $	269

		1,449	Mack-Cali Realty Corp	9,900	225

Oil Company - Exploration & Production (2.71%)					494

Callon Petroleum Co (a)	14,050	145	REITS - Regional Malls (0.33%)
Mariner Energy Inc (a)	10,450	150	CBL & Associates Properties Inc	11,350	105
Petroquest Energy Inc (a)	31,800	317	Glimcher Realty Trust	37,800	198

Stone Energy Corp (a)	22,050	669			303

Swift Energy Co (a)	25,400	815	REITS - Shopping Centers (0.35%)
Vaalco Energy Inc (a)	70,450	373	Cedar Shopping Centers Inc	33,100	316

		2,469

Oil Field Machinery & Equipment (0.70%)			REITS - Storage (0.52%)
Lufkin Industries Inc	12,200	638	Extra Space Storage Inc	22,400	258
			U-Store-It Trust	32,000	219

Oil Refining & Marketing (0.31%)					477

Frontier Oil Corp	21,200	280	REITS - Warehouse & Industrial (0.34%)
			EastGroup Properties Inc	9,300	311
Physician Practice Management (0.64%)
Healthways Inc (a)	13,900	140	Rental - Auto & Equipment (0.94%)
Pediatrix Medical Group Inc (a)	11,450	443	Aaron Rents Inc	13,500	335

		583	Rent-A-Center Inc/TX (a)	35,850	523

Power Converter & Supply Equipment (0.64%)					858

Advanced Energy Industries Inc (a)	54,250	579	Retail - Apparel & Shoe (2.58%)
			Aeropostale Inc (a)	12,550	304
Printing - Commercial (0.10%)
Consolidated Graphics Inc (a)	7,100	92	Buckle Inc/The	24,825	654
			Cato Corp/The	16,900	262
Property & Casualty Insurance (0.69%)			Dress Barn Inc (a)	24,100	230
Zenith National Insurance Corp	19,050	626	Genesco Inc (a)	14,700	365
			Gymboree Corp (a)	20,850	539

Protection - Safety (0.37%)					2,354

Landauer Inc	6,200	335
			Retail - Consumer Electronics (0.29%)
Racetracks (0.35%)			RadioShack Corp	20,800	263
International Speedway Corp	10,250	322
			Retail - Discount (0.38%)
Recreational Vehicles (0.81%)			BJ's Wholesale Club Inc (a)	9,900	349
Polaris Industries Inc	21,800	734
			Retail - Gardening Products (0.38%)
REITS - Apartments (0.58%)			Tractor Supply Co (a)	8,300	345
Home Properties Inc	6,100	247
			Retail - Pawn Shops (0.70%)
Mid-America Apartment Communities Inc	8,100	285	Cash America International Inc	8,500	301

		532	Ezcorp Inc (a)	21,550	341

REITS - Diversified (1.01%)					642

Lexington Realty Trust	76,050	610
			Retail - Pet Food & Supplies (0.53%)
Washington Real Estate Investment Trust	10,200	306	PetMed Express Inc (a)	27,500	486

		916

REITS - Healthcare (0.28%)			Retail - Restaurants (1.62%)
Medical Properties Trust Inc	34,000	251	CEC Entertainment Inc (a)	22,800	585

See accompanying notes

535

Schedule of Investments
SmallCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Transport - Marine (0.92%)
Papa John's International Inc (a)	39,300 $	887	Kirby Corp (a)	24,550 $	843

		1,472

			Transport - Services (0.37%)
Retirement & Aged Care (0.18%)			Pacer International Inc	29,500	333
Five Star Quality Care Inc (a)	84,250	165
			Transport - Truck (0.57%)
Savings & Loans - Thrifts (0.96%)			Arkansas Best Corp	17,700	517
Capitol Federal Financial	6,600	307
Dime Community Bancshares	34,000	568	Vitamins & Nutrition Products (0.25%)

		875	Herbalife Ltd	9,400	230

Seismic Data Collection (0.22%)
Dawson Geophysical Co (a)	8,300	204	Web Portals (0.39%)
			United Online Inc	48,400	358
Semiconductor Component - Integrated Circuits (0.64%)
Micrel Inc	42,300	311	Wire & Cable Products (0.66%)
Standard Microsystems Corp (a)	15,000	270	Belden Inc	16,100	335

		581	Insteel Industries Inc	26,100	268

					603

Semiconductor Equipment (1.47%)
Cabot Microelectronics Corp (a)	9,500	273	TOTAL COMMON STOCKS	$ 90,058

MKS Instruments Inc (a)	29,450	546	Total Investments	$ 90,058
Varian Semiconductor Equipment Associates			Other Assets in Excess of Liabilities, Net - 1.15%		1,050

Inc (a)	26,500	520	TOTAL NET ASSETS - 100.00%	$ 91,108

		1,339

South Africa (0.25%)
Net 1 UEPS Technologies Inc (a)	16,000	224	(a) Non-Income Producing Security

Steel Pipe & Tube (0.48%)			Unrealized Appreciation (Depreciation)
Valmont Industries Inc	8,000	438	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:

Telecommunication Equipment (1.37%)			Unrealized Appreciation	$ 2,580
Arris Group Inc (a)	38,900	269
			Unrealized Depreciation		(32,332)

Comtech Telecommunications Corp (a)	11,600	562
			Net Unrealized Appreciation (Depreciation)		(29,752)
Plantronics Inc	28,900	417

			Cost for federal income tax purposes		119,810
		1,248	All dollar amounts are shown in thousands (000's)

Telecommunication Equipment - Fiber Optics (0.36%)
Harmonic Inc (a)	46,500	331		Portfolio Summary (unaudited)

			Sector		Percent

Telephone - Integrated (0.15%)			Industrial		21.33%
Cincinnati Bell Inc (a)	55,800	133	Consumer, Non-cyclical		20.74%
			Financial		16.34%
Therapeutics (0.57%)			Consumer, Cyclical		13.72%
CV Therapeutics Inc (a)	33,000	308	Technology		10.17%
			Utilities		5.78%
Trimeris Inc	66,000	216	Energy		5.53%

		524	Communications		4.13%

			Basic Materials		1.11%
Tools - Hand Held (0.16%)			Other Assets in Excess of Liabilities, Net		1.15%

Snap-On Inc	3,900	144	TOTAL NET ASSETS		100.00%

Toys (0.28%)
Jakks Pacific Inc (a)	11,450	256

See accompanying notes

536

Schedule of Investments
SmallCap Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (91.89%)			COMMON STOCKS (continued)
Advertising Services (0.36%)			Computer Aided Design (continued)
inVentiv Health Inc (a)	85,137 $	806	Aspen Technology Inc (a)	190,801 $	1,494

					3,022

Aerospace & Defense (1.94%)
Esterline Technologies Corp (a)	39,854	1,437	Computer Services (1.40%)
Teledyne Technologies Inc (a)	28,405	1,294	CACI International Inc (a)	38,000	1,565
TransDigm Group Inc (a)	53,755	1,620	Syntel Inc	63,500	1,579

		4,351			3,144

Aerospace & Defense Equipment (1.72%)			Computer Software (0.58%)
AAR Corp (a)	62,108	993	Omniture Inc (a)	112,355	1,292
BE Aerospace Inc (a)	70,584	908	Computers - Integrated Systems (0.29%)
Triumph Group Inc	44,449	1,950	Micros Systems Inc (a)	37,507	639

		3,851

Alternative Waste Tech (0.30%)			Consulting Services (3.46%)
Darling International Inc (a)	87,925	663	FTI Consulting Inc (a)	34,510	2,010
			Gartner Inc (a)	99,077	1,823
Apparel Manufacturers (1.09%)			Huron Consulting Group Inc (a)	42,577	2,315
G-III Apparel Group Ltd (a)	131,974	1,823	Navigant Consulting Inc (a)	98,675	1,596

True Religion Apparel Inc (a)	37,017	620			7,744

		2,443	Consumer Products - Miscellaneous (0.62%)

Auto/Truck Parts & Equipment - Original (0.24%)			Tupperware Brands Corp	54,800	1,386
Titan International Inc	47,238	546
			Cosmetics & Toiletries (1.13%)
Batteries & Battery Systems (0.45%)			Chattem Inc (a)	33,317	2,521
EnerSys (a)	75,859	1,003
			Data Processing & Management (0.65%)
Beverages - Wine & Spirits (0.58%)			Commvault Systems Inc (a)	135,430	1,449
Central European Distribution Corp (a)	45,376	1,306
			Diagnostic Equipment (1.39%)
Casino Services (0.61%)			Cepheid Inc (a)	71,973	854
Bally Technologies Inc (a)	62,036	1,374	Immucor Inc (a)	84,991	2,257

					3,111

Chemicals - Specialty (0.24%)
Terra Industries Inc	24,400	537	Diagnostic Kits (1.25%)
			Inverness Medical Innovations Inc (a)	53,678	1,028
Commercial Banks (0.44%)			Meridian Bioscience Inc	71,869	1,766

Bank of the Ozarks Inc	20,742	631			2,794

City Bank/Lynnwood WA	34,960	360	Disposable Medical Products (0.67%)

		991	Merit Medical Systems Inc (a)	81,880	1,498

Commercial Services (1.04%)
Steiner Leisure Ltd (a)	49,133	1,272	Distribution & Wholesale (1.41%)
TeleTech Holdings Inc (a)	117,571	1,063	FGX International Holdings Ltd (a)	161,327	1,775

		2,335	Fossil Inc (a)	64,034	1,162

			LKQ Corp (a)	20,000	229

Commercial Services - Finance (0.92%)					3,166

Morningstar Inc (a)	27,049	1,013
Wright Express Corp (a)	76,744	1,050	Diversified Manufacturing Operations (1.85%)

		2,063	AZZ Inc (a)	40,730	1,189

			Barnes Group Inc	79,149	1,148
Computer Aided Design (1.35%)			EnPro Industries Inc (a)	37,475	832
Ansys Inc (a)	53,386	1,528

See accompanying notes

537

Schedule of Investments
SmallCap Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Instruments - Scientific (0.12%)
(continued)			Varian Inc (a)	7,300 $	269
Koppers Holdings Inc	41,238 $	981

		4,150	Internet Application Software (0.81%)

Educational Software (0.57%)			eResearchTechnology Inc (a)	104,974	678
Blackboard Inc (a)	51,936	1,271	Vocus Inc (a)	67,478	1,136

					1,814

Electric Products - Miscellaneous (0.37%)			Internet Brokers (0.74%)
GrafTech International Ltd (a)	102,838	834	thinkorswim Group Inc (a)	206,072	1,649

Electronic Components - Semiconductors (2.23%)			Intimate Apparel (0.51%)
Mellanox Technologies Ltd (a)	81,808	635	Warnaco Group Inc/The (a)	38,257	1,140
ON Semiconductor Corp (a)	257,256	1,315
PMC - Sierra Inc (a)	185,760	869	Investment Companies (0.40%)
Silicon Laboratories Inc (a)	58,260	1,512	Ares Capital Corp	114,410	899
Zoran Corp (a)	82,278	670

		5,001	Investment Management & Advisory Services (0.24%)

			Waddell & Reed Financial Inc	37,265	541
Electronic Measurement Instruments (0.32%)
Itron Inc (a)	14,623	709	Lasers - Systems & Components (0.51%)
			Rofin-Sinar Technologies Inc (a)	51,529	1,149
E-Marketing & Information (0.52%)
comScore Inc (a)	94,686	1,155	Leisure & Recreation Products (0.61%)
			WMS Industries Inc (a)	54,813	1,370
Engineering - Research & Development Services (0.72%)
EMCOR Group Inc (a)	90,277	1,604	Machinery - Farm (0.36%)
			Lindsay Corp	16,900	804
Enterprise Software & Services (3.65%)
Ariba Inc (a)	104,974	1,123	Machinery - General Industry (2.78%)
Concur Technologies Inc (a)	50,450	1,273	Altra Holdings Inc (a)	108,123	967
Informatica Corp (a)	128,162	1,801	Chart Industries Inc (a)	48,335	658
Omnicell Inc (a)	129,107	1,418	Middleby Corp (a)	43,747	1,767
Sybase Inc (a)	51,542	1,372	Robbins & Myers Inc	42,829	874
Taleo Corp (a)	86,393	1,192	Wabtec Corp	49,474	1,967

		8,179			6,233

Entertainment Software (0.39%)			Medical - Biomedical/Gene (5.29%)
Take-Two Interactive Software Inc (a)	73,500	872	Bio-Rad Laboratories Inc (a)	16,406	1,401
			Celera Corp (a)	156,737	1,773
E-Services - Consulting (0.86%)
			Cubist Pharmaceuticals Inc (a)	108,399	2,752
Websense Inc (a)	98,516	1,923
			Exelixis Inc (a)	215,880	743
Finance - Investment Banker & Broker (0.59%)			Human Genome Sciences Inc (a)	244,901	791
Knight Capital Group Inc (a)	91,034	1,316	Incyte Corp (a)	243,763	1,012
			Myriad Genetics Inc (a)	15,000	946
Food - Miscellaneous/Diversified (0.20%)			Seattle Genetics Inc (a)	87,919	904
Ralcorp Holdings Inc (a)	6,628	449	United Therapeutics Corp (a)	17,441	1,521

					11,843

Food - Retail (0.69%)
Ruddick Corp	54,271	1,554	Medical - Drugs (1.93%)
			Array Biopharma Inc (a)	178,090	876
Footwear & Related Apparel (0.70%)			Orexigen Therapeutics Inc (a)	80,854	384
Wolverine World Wide Inc	66,600	1,565	PharMerica Corp (a)	55,636	1,142
			Progenics Pharmaceuticals Inc (a)	69,953	700

See accompanying notes

538

Schedule of Investments
SmallCap Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Oil & Gas Drilling (0.22%)
XenoPort Inc (a)	29,497 $	1,228	Atwood Oceanics Inc (a)	17,832 $	490

		4,330

			Oil Company - Exploration & Production (5.24%)
Medical - Generic Drugs (0.42%)			Arena Resources Inc (a)	58,260	1,776
Perrigo Co	27,500	935	Brigham Exploration Co (a)	104,974	823
Medical - Nursing Homes (0.57%)			Carrizo Oil & Gas Inc (a)	36,179	846
Skilled Healthcare Group Inc (a)	104,068	1,278	Comstock Resources Inc (a)	35,166	1,738
			Concho Resources Inc/Midland TX (a)	68,110	1,447
Medical - Outpatient & Home Medical Care (2.23%)			Mariner Energy Inc (a)	56,266	810
Amedisys Inc (a)	46,992	2,651	Petroquest Energy Inc (a)	108,057	1,075
LHC Group Inc (a)	66,036	2,330	Rosetta Resources Inc (a)	110,654	1,167

		4,981	St Mary Land & Exploration Co	52,073	1,296

Medical Imaging Systems (0.39%)			Swift Energy Co (a)	23,018	739

IRIS International Inc (a)	78,036	870			11,717

			Oil Field Machinery & Equipment (0.90%)
Medical Information Systems (0.71%)			Complete Production Services Inc (a)	74,006	917
Phase Forward Inc (a)	111,853	1,596	Dril-Quip Inc (a)	24,692	610
			Flotek Industries Inc (a)	96,576	478

Medical Instruments (2.46%)					2,005

Genomic Health Inc (a)	93,809	1,729
Integra LifeSciences Holdings Corp (a)	58,528	2,197	Pharmacy Services (0.53%)
Kensey Nash Corp (a)	35,276	895	Catalyst Health Solutions Inc (a)	70,256	1,185
Symmetry Medical Inc (a)	53,000	685

		5,506	Physician Practice Management (0.55%)

			Pediatrix Medical Group Inc (a)	31,681	1,224
Medical Laboratory & Testing Service (0.80%)
Icon PLC ADR (a)	70,160	1,780	Private Corrections (0.60%)
			Geo Group Inc/The (a)	75,592	1,335
Medical Products (1.05%)
Zoll Medical Corp (a)	97,913	2,358	Property & Casualty Insurance (0.38%)
			Amtrust Financial Services Inc	85,695	842
Metal - Aluminum (0.49%)
Kaiser Aluminum Corp	32,690	1,097	Recreational Centers (0.55%)
			Life Time Fitness Inc (a)	65,188	1,241
Metal Processors & Fabrication (1.49%)
Haynes International Inc (a)	27,006	683	REITS - Diversified (2.25%)
Ladish Co Inc (a)	69,413	1,182	Digital Realty Trust Inc	56,407	1,889
RBC Bearings Inc (a)	61,506	1,460	Entertainment Properties Trust	49,370	1,849

		3,325	Washington Real Estate Investment Trust	42,934	1,287

Miscellaneous Manufacturers (0.37%)					5,025

Aptargroup Inc	27,293	828	REITS - Mortgage (0.33%)
			Chimera Investment Corp	260,000	749
Networking Products (0.53%)
Anixter International Inc (a)	35,088	1,179	REITS - Office Property (0.32%)
			Kilroy Realty Corp	22,234	715
Oil - Field Services (0.74%)
Matrix Service Co (a)	75,373	923	Research & Development (0.49%)
Willbros Group Inc (a)	47,028	729	Parexel International Corp (a)	104,647	1,088

		1,652

			Retail - Apparel & Shoe (0.79%)
			Aeropostale Inc (a)	27,558	667

See accompanying notes

539

Schedule of Investments
SmallCap Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Transport - Marine (0.43%)
Gymboree Corp (a)	42,513 $	1,100	Eagle Bulk Shipping Inc	55,636 $	555

		1,767	TBS International Ltd (a)	46,923	401

Retail - Restaurants (0.62%)					956

Jack in the Box Inc (a)	69,493	1,397	Transport - Services (0.20%)
			HUB Group Inc (a)	14,000	440
Retail - Sporting Goods (0.65%)
Hibbett Sports Inc (a)	81,390	1,450	Transport - Truck (0.41%)
			Old Dominion Freight Line Inc (a)	30,442	924
Schools (1.08%)
DeVry Inc	42,701	2,421	Wire & Cable Products (0.95%)
			Belden Inc	82,263	1,714
Seismic Data Collection (0.69%)			General Cable Corp (a)	23,571	403

Dawson Geophysical Co (a)	28,043	688			2,117

ION Geophysical Corp (a)	129,175	847

		1,535	Wireless Equipment (0.76%)

			Viasat Inc (a)	92,870	1,692
Semiconductor Component - Integrated Circuits (1.89%)
Emulex Corp (a)	135,884	1,291	X-Ray Equipment (0.56%)
Integrated Device Technology Inc (a)	186,854	1,188	Hologic Inc (a)	103,231	1,264

Power Integrations Inc	83,285	1,748	TOTAL COMMON STOCKS		$ 205,633

		4,227		Principal

Semiconductor Equipment (0.37%)				Amount	Value
ATMI Inc (a)	68,158	829		(000's)	(000's)

			SHORT TERM INVESTMENTS (4.28%)
Steel Pipe & Tube (0.39%)			Commercial Paper (4.28%)
Valmont Industries Inc	15,956	874	Investment in Joint Trading Account; HSBC
			Funding
Telecommunication Equipment (0.29%)			0.25%, 11/ 3/2008	$ 4,791 $	4,791
CommScope Inc (a)	43,960	647	Investment in Joint Trading Account;
			Prudential Funding
Telecommunication Equipment - Fiber Optics (0.75%)			0.30%, 11/ 3/2008	4,791	4,791

Harmonic Inc (a)	237,242	1,687			9,582

			TOTAL SHORT TERM INVESTMENTS		$ 9,582

Telecommunication Services (1.31%)
NTELOS Holdings Corp	68,023	1,768	REPURCHASE AGREEMENTS (4.04%)
Premiere Global Services Inc (a)	117,046	1,165	Money Center Banks (4.04%)

		2,933	Investment in Joint Trading Account; Bank

			of America Repurchase Agreement; 0.15%;
Therapeutics (1.71%)			dated 10/31/2008 maturing 11/03/2008
Allos Therapeutics Inc (a)	143,068	1,046	(collateralized by Sovereign Agency
BioMarin Pharmaceutical Inc (a)	71,047	1,301	Issues; $9,305,000; 2.75% - 5.38%; dated
			11/28/08 - 02/13/17)	$ 9,034 $	9,034

Vivus Inc (a)	241,528	1,471

		3,818	TOTAL REPURCHASE AGREEMENTS		$ 9,034

			Total Investments		$ 224,249
Toys (1.24%)			Liabilities in Excess of Other Assets, Net - (0.21)%		(475)

Jakks Pacific Inc (a)	75,686	1,693
Marvel Entertainment Inc (a)	33,745	1,086	TOTAL NET ASSETS - 100.00%		$ 223,774

		2,779

Transactional Software (0.10%)			(a) Non-Income Producing Security
Solera Holdings Inc (a)	8,712	217

See accompanying notes

540

Schedule of Investments SmallCap Growth Fund October 31, 2008

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 7,916
Unrealized Depreciation	(96,841)

Net Unrealized Appreciation (Depreciation)	(88,925)
Cost for federal income tax purposes	313,174
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	32.61%
Industrial	15.68%
Technology	14.18%
Financial	13.27%
Consumer, Cyclical	9.04%
Energy	7.78%
Communications	6.92%
Basic Materials	0.73%
Liabilities in Excess of Other Assets, Net	(0.21%)

TOTAL NET ASSETS	100.00%

See accompanying notes

541

Schedule of Investments
SmallCap Growth Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.40%)			COMMON STOCKS (continued)
Advanced Materials & Products (1.66%)			Electric Products - Miscellaneous (1.23%)
Hexcel Corp (a)	152,200 $	2,009	Ametek Inc	44,700 $	1,486

Alternative Waste Tech (0.65%)			Electronic Components - Semiconductors (2.23%)
Calgon Carbon Corp (a)	59,100	787	ON Semiconductor Corp (a)	319,100	1,630
			PMC - Sierra Inc (a)	225,600	1,056

Batteries & Battery Systems (0.80%)					2,686

EnerSys (a)	72,600	960
			E-Marketing & Information (2.80%)
Broadcasting Services & Programming (1.51%)			comScore Inc (a)	90,400	1,103
RHI Entertainment Inc (a)	135,700	1,818	Constant Contact Inc (a)	70,800	850
			Digital River Inc (a)	57,400	1,423

Building - Heavy Construction (0.35%)					3,376

Chicago Bridge & Iron Co NV	34,200	424
			Enterprise Software & Services (2.63%)
Chemicals - Specialty (0.64%)			Concur Technologies Inc (a)	11,500	290
Ferro Corp	50,200	777	Informatica Corp (a)	71,420	1,003
			MedAssets Inc (a)	130,000	1,876

Commercial Services - Finance (1.30%)					3,169

Global Payments Inc	22,500	912	Entertainment Software (0.57%)
Morningstar Inc (a)	17,500	655	THQ Inc (a)	93,100	694

		1,567

Computer Services (0.73%)			E-Services - Consulting (0.98%)
3PAR Inc (a)	138,500	884	Websense Inc (a)	60,300	1,177

Computer Software (0.66%)			Filtration & Separation Products (0.36%)
Blackbaud Inc	52,710	801	Polypore International Inc (a)	50,300	429

Computers - Integrated Systems (0.20%)			Finance - Investment Banker & Broker (4.22%)
Micros Systems Inc (a)	14,500	247	Duff & Phelps Corp (a)	29,700	564
			Greenhill & Co Inc	30,600	2,019
Consulting Services (2.95%)			KBW Inc (a)	12,300	360
FTI Consulting Inc (a)	34,500	2,010	optionsXpress Holdings Inc	51,850	921
Huron Consulting Group Inc (a)	28,600	1,555	Stifel Financial Corp (a)	28,150	1,229

		3,565			5,093

Data Processing & Management (0.71%)			Hazardous Waste Disposal (1.73%)
Commvault Systems Inc (a)	79,800	854	Stericycle Inc (a)	35,740	2,088

Diagnostic Equipment (1.37%)			Hotels & Motels (0.38%)
Immucor Inc (a)	62,300	1,654	Orient-Express Hotels Ltd	37,050	456

Diagnostic Kits (1.36%)			Human Resources (0.72%)
Meridian Bioscience Inc	66,900	1,644	SuccessFactors Inc (a)	108,900	870

Diversified Manufacturing Operations (1.58%)			Internet Application Software (1.16%)
Actuant Corp	76,700	1,375	Cybersource Corp (a)	106,600	1,295
Colfax Corp (a)	61,800	527	DealerTrack Holdings Inc (a)	10,300	111

		1,902			1,406

E-Commerce - Services (1.64%)			Internet Infrastructure Software (1.17%)
NetFlix Inc (a)	79,800	1,976	F5 Networks Inc (a)	56,800	1,410

See accompanying notes

542

Schedule of Investments
SmallCap Growth Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services (1.04%)			Networking Products (continued)
Affiliated Managers Group Inc (a)	27,100 $	1,257	Netgear Inc (a)	54,400 $	601

					777

Lasers - Systems & Components (0.12%)
Cymer Inc (a)	5,800	142	Oil - Field Services (2.94%)
			Core Laboratories NV	12,220	900
Machinery - Construction & Mining (1.40%)			Oceaneering International Inc (a)	31,300	882
Bucyrus International Inc	70,000	1,689	Superior Energy Services Inc (a)	52,200	1,113
			Tesco Corp (a)	57,400	653

Machinery - Electrical (1.00%)					3,548

Baldor Electric Co	68,700	1,206
			Oil Company - Exploration & Production (3.27%)
Machinery - General Industry (1.99%)			Bill Barrett Corp (a)	31,500	643
Chart Industries Inc (a)	67,300	917	BPZ Resources Inc (a)	38,400	380
IDEX Corp	63,975	1,483	Cabot Oil & Gas Corp	34,500	968

		2,400	Carrizo Oil & Gas Inc (a)	6,200	145

			Concho Resources Inc/Midland TX (a)	17,100	363
Medical - Biomedical/Gene (5.90%)			Newfield Exploration Co (a)	16,400	377
Acorda Therapeutics Inc (a)	55,500	1,132	Penn Virginia Corp	28,800	1,071

Alexion Pharmaceuticals Inc (a)	43,100	1,756			3,947

Cougar Biotechnology Inc (a)	30,500	775
Illumina Inc (a)	18,000	555	Oil Field Machinery & Equipment (2.12%)
Incyte Corp (a)	103,900	431	Complete Production Services Inc (a)	105,000	1,301
OSI Pharmaceuticals Inc (a)	28,600	1,086	Dril-Quip Inc (a)	25,700	635
United Therapeutics Corp (a)	15,800	1,378	T-3 Energy Services Inc (a)	25,800	622

		7,113			2,558

Medical - Drugs (1.13%)			Patient Monitoring Equipment (2.88%)
Pharmasset Inc (a)	45,000	805	CardioNet Inc (a)	38,000	972
XenoPort Inc (a)	13,300	553	Insulet Corp (a)	48,200	270

		1,358	Masimo Corp (a)	58,200	1,862

			Mindray Medical International Ltd ADR	17,200	371

Medical - Outpatient & Home Medical Care (1.82%)					3,475

LHC Group Inc (a)	62,200	2,194
			Pharmacy Services (0.48%)
Medical Information Systems (0.41%)			Catalyst Health Solutions Inc (a)	34,000	574
Cerner Corp (a)	13,400	499
			Physical Therapy & Rehabilitation Centers (1.23%)
Medical Instruments (2.97%)			Psychiatric Solutions Inc (a)	44,700	1,488
Genomic Health Inc (a)	79,600	1,467
NuVasive Inc (a)	45,000	2,119	Physician Practice Management (0.96%)

		3,586	IPC The Hospitalist Co Inc (a)	57,000	1,160

Medical Laboratory & Testing Service (1.53%)			Printing - Commercial (1.14%)
Icon PLC ADR (a)	72,600	1,842	VistaPrint Ltd (a)	80,700	1,378

Medical Products (0.56%)			Resorts & Theme Parks (0.29%)
Abiomed Inc (a)	46,400	676	Great Wolf Resorts Inc (a)	183,500	347

Metal Processors & Fabrication (1.02%)			Retail - Apparel & Shoe (0.17%)
Kaydon Corp	15,700	525	American Eagle Outfitters Inc	18,300	203
RBC Bearings Inc (a)	29,800	707

		1,232	Retail - Automobile (0.71%)

			Copart Inc (a)	24,600	859
Networking Products (0.64%)
Atheros Communications Inc (a)	9,800	176

See accompanying notes		543

Schedule of Investments
SmallCap Growth Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (1.25%)			Wireless Equipment (1.31%)
Citi Trends Inc (a)	70,800 $	1,184	SBA Communications Corp (a)	75,200 $	1,578

Dollar Tree Inc (a)	8,600	327	TOTAL COMMON STOCKS	$ 117,514

		1,511	Total Investments	$ 117,514

Retail - Restaurants (1.49%)			Other Assets in Excess of Liabilities, Net - 2.60%		3,139

Red Robin Gourmet Burgers Inc (a)	50,490	767	TOTAL NET ASSETS - 100.00%	$ 120,653

Texas Roadhouse Inc (a)	146,900	1,031

		1,798

			(a) Non-Income Producing Security
Retail - Sporting Goods (1.53%)
Hibbett Sports Inc (a)	103,400	1,842	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Schools (5.44%)			of investments held by the fund as of the period end were as follows:
American Public Education Inc (a)	26,200	1,160
Corinthian Colleges Inc (a)	83,900	1,198	Unrealized Appreciation	$ 5,364
K12 Inc (a)	65,500	1,801	Unrealized Depreciation		(49,948)

Strayer Education Inc	10,600	2,399	Net Unrealized Appreciation (Depreciation)		(44,584)

		6,558	Cost for federal income tax purposes		162,098

Semiconductor Component - Integrated Circuits (2.12%)			All dollar amounts are shown in thousands (000's)
Hittite Microwave Corp (a)	50,200	1,645
				Portfolio Summary (unaudited)

Integrated Device Technology Inc (a)	75,460	480

Intellon Corp (a)	152,600	432	Sector		Percent

		2,557	Consumer, Non-cyclical		35.63%

			Industrial		16.34%
Semiconductor Equipment (2.02%)			Technology		13.20%
MKS Instruments Inc (a)	48,900	907	Communications		11.20%
			Energy		8.33%
Verigy Ltd (a)	105,600	1,531	Consumer, Cyclical		6.79%

		2,438	Financial		5.26%

			Basic Materials		0.65%
Steel Pipe & Tube (0.60%)			Other Assets in Excess of Liabilities, Net		2.60%

Valmont Industries Inc	13,200	723	TOTAL NET ASSETS		100.00%

Theaters (0.98%)
National CineMedia Inc	145,800	1,181

Therapeutics (1.89%)
Alexza Pharmaceuticals Inc (a)	73,200	209
Allos Therapeutics Inc (a)	164,600	1,203
BioMarin Pharmaceutical Inc (a)	47,500	870

		2,282

Transactional Software (0.91%)
Solera Holdings Inc (a)	44,100	1,098

Transport - Marine (1.22%)
Kirby Corp (a)	42,800	1,469

Transport - Rail (0.63%)
Kansas City Southern (a)	24,700	762

See accompanying notes

544

Schedule of Investments
SmallCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.00%)			COMMON STOCKS (continued)
Advertising Services (0.17%)			Commercial Services (1.22%)
inVentiv Health Inc (a)	61,425 $	582	Arbitron Inc	56,465 $	1,839
			Healthcare Services Group	74,650	1,236
Aerospace & Defense Equipment (0.70%)			TeleTech Holdings Inc (a)	128,500	1,162

AAR Corp (a)	121,178	1,937			4,237

Kaman Corp	19,180	490

		2,427	Computer Aided Design (0.88%)

			Ansys Inc (a)	107,572	3,080
Airlines (0.34%)
Allegiant Travel Co (a)	30,041	1,197	Computer Services (0.11%)
			iGate Corp (a)	54,183	368
Alternative Waste Tech (0.52%)
Darling International Inc (a)	238,333	1,797	Computers - Integrated Systems (1.24%)
			Brocade Communications Systems Inc (a)	178,400	673
Apparel Manufacturers (0.22%)			Micros Systems Inc (a)	112,215	1,911
True Religion Apparel Inc (a)	45,090	755	Netscout Systems Inc (a)	45,227	435
			Stratasys Inc (a)	107,700	1,301

Applications Software (2.43%)
					4,320

Ebix Inc (a)	57,514	1,463
EPIQ Systems Inc (a)	39,525	537	Computers - Memory Devices (0.19%)
Nuance Communications Inc (a)	382,733	3,502	Data Domain Inc (a)	36,549	675
Progress Software Corp (a)	96,223	2,207
Verint Systems Inc (a)	74,733	766	Computers - Peripheral Equipment (0.32%)

		8,475	Compellent Technologies Inc (a)	69,300	755

			Icad Inc (a)	145,428	370

Auto/Truck Parts & Equipment - Original (0.48%)					1,125

Titan International Inc	117,500	1,358
Wonder Auto Technology Inc (a)	74,723	298	Consulting Services (0.41%)

		1,656	CRA International Inc (a)	21,586	584

			FTI Consulting Inc (a)	14,488	844

Auto/Truck Parts & Equipment - Replacement (0.06%)					1,428

Exide Technologies (a)	43,439	206
			Consumer Products - Miscellaneous (0.16%)
Batteries & Battery Systems (0.59%)			Helen of Troy Ltd (a)	29,998	540
EnerSys (a)	118,400	1,565
Greatbatch Inc (a)	21,869	476	Containers - Metal & Glass (0.47%)

		2,041	Greif Inc	40,690	1,651

Building & Construction - Miscellaneous (0.23%)			Containers - Paper & Plastic (0.75%)
Layne Christensen Co (a)	15,946	419	Rock-Tenn Co	86,261	2,623
MYR Group Inc/Delaware (a)	40,289	383

		802	Cosmetics & Toiletries (1.10%)

			Chattem Inc (a)	50,800	3,844
Coal (0.20%)
James River Coal Co (a)	35,832	689	Data Processing & Management (0.30%)
			FalconStor Software Inc (a)	345,868	1,041
Commercial Banks (2.36%)
PrivateBancorp Inc	63,118	2,273	Decision Support Software (0.18%)
Prosperity Bancshares Inc	44,662	1,483	DemandTec Inc (a)	40,330	291
SVB Financial Group (a)	36,991	1,903	Interactive Intelligence Inc (a)	47,494	349

Texas Capital Bancshares Inc (a)	110,844	1,978			640

Wilshire Bancorp Inc	54,270	599

			Diagnostic Equipment (1.04%)
		8,236

			Cepheid Inc (a)	25,700	305
			Gen-Probe Inc (a)	10,944	515

See accompanying notes

545

Schedule of Investments
SmallCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diagnostic Equipment (continued)			Engineering - Research & Development Services (1.43%)
Hansen Medical Inc (a)	72,400 $	674	EMCOR Group Inc (a)	119,422 $	2,122
Immucor Inc (a)	80,246	2,131	Stanley Inc (a)	69,700	2,388

		3,625	VSE Corp	14,258	468

Diagnostic Kits (0.08%)					4,978

Medtox Scientific Inc (a)	26,380	260	Enterprise Software & Services (1.61%)
			Advent Software Inc (a)	35,521	666
Distribution & Wholesale (0.82%)			Concur Technologies Inc (a)	18,411	464
Chindex International Inc (a)	46,415	389	Omnicell Inc (a)	154,700	1,699
LKQ Corp (a)	214,546	2,454	SYNNEX Corp (a)	9,648	149

		2,843	Ultimate Software Group Inc (a)	196,799	2,623

Diversified Manufacturing Operations (1.40%)					5,601

Actuant Corp	33,090	593	E-Services - Consulting (0.62%)
Ameron International Corp	4,429	208	GSI Commerce Inc (a)	210,016	2,174
Colfax Corp (a)	27,600	235
ESCO Technologies Inc (a)	76,999	2,657	Finance - Consumer Loans (0.16%)
Koppers Holdings Inc	49,941	1,188	Portfolio Recovery Associates Inc (a)	15,132	543

		4,881

			Firearms & Ammunition (0.06%)
E-Commerce - Products (0.12%)			Smith & Wesson Holding Corp (a)	89,302	205
1-800-FLOWERS.COM Inc (a)	79,471	425
			Food - Miscellaneous/Diversified (1.33%)
Educational Software (0.97%)			Chiquita Brands International Inc (a)	187,272	2,556
Blackboard Inc (a)	113,316	2,774	Diamond Foods Inc	70,600	2,064

SkillSoft PLC ADR (a)	80,640	621			4,620

		3,395

			Footwear & Related Apparel (0.86%)
Electronic Components - Miscellaneous (0.29%)			Iconix Brand Group Inc (a)	228,444	2,488
Daktronics Inc	27,480	274	Steven Madden Ltd (a)	22,606	492

Technitrol Inc	129,400	746			2,980

		1,020

			Hazardous Waste Disposal (1.17%)
Electronic Components - Semiconductors (2.75%)			American Ecology Corp	40,458	710
Advanced Analogic Technologies Inc (a)	92,767	279	Clean Harbors Inc (a)	41,300	2,708
Cavium Networks Inc (a)	100,743	1,283	EnergySolutions Inc	149,500	674

Diodes Inc (a)	88,500	874			4,092

Emcore Corp (a)	65,506	233
Microsemi Corp (a)	287,973	6,261	Health Care Cost Containment (0.16%)
Monolithic Power Systems Inc (a)	37,942	645	Transcend Services Inc (a)	48,624	549

		9,575

			Housewares (0.05%)
Electronic Measurement Instruments (1.46%)			Lifetime Brands Inc	35,518	174
Axsys Technologies Inc (a)	22,224	1,467
Flir Systems Inc (a)	84,942	2,727	Human Resources (0.27%)
Itron Inc (a)	11,605	562	Kenexa Corp (a)	25,109	224
LeCroy Corp (a)	68,342	340	SuccessFactors Inc (a)	91,612	732

		5,096			956

Energy - Alternate Sources (0.24%)			Identification Systems - Development (0.08%)
FuelCell Energy Inc (a)	84,456	404	L-1 Identity Solutions Inc (a)	33,285	273
Headwaters Inc (a)	39,739	421

		825	Industrial Automation & Robots (0.10%)

			Cognex Corp	22,635	363

See accompanying notes

546

Schedule of Investments
SmallCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Gases (0.78%)			Medical - Biomedical/Gene (continued)
Airgas Inc	70,873 $	2,719	Illumina Inc (a)	80,238 $	2,474
			Incyte Corp (a)	120,900	502
Instruments - Scientific (0.19%)			Martek Biosciences Corp (a)	59,840	1,785
FEI Co (a)	31,300	658	Myriad Genetics Inc (a)	20,071	1,266
			OSI Pharmaceuticals Inc (a)	26,067	989
Internet Application Software (0.14%)
			Regeneron Pharmaceuticals Inc (a)	58,400	1,127
Cybersource Corp (a)	40,131	488
			Sangamo Biosciences Inc (a)	119,706	935
Internet Content - Entertainment (0.17%)			Seattle Genetics Inc (a)	102,200	1,051
Shanda Interactive Entertainment Ltd ADR (a)	21,469	594	Sequenom Inc (a)	114,210	2,056
			United Therapeutics Corp (a)	19,161	1,671

Internet Content - Information & News (0.15%)					20,572

TheStreet.com Inc	131,662	519	Medical - Drugs (0.51%)
Internet Incubators (0.26%)			Array Biopharma Inc (a)	124,300	612
Internet Capital Group Inc (a)	159,730	914	Auxilium Pharmaceuticals Inc (a)	35,000	688
			Rigel Pharmaceuticals Inc (a)	55,600	484

Internet Infrastructure Software (1.08%)					1,784

AsiaInfo Holdings Inc (a)	75,469	829	Medical - Generic Drugs (0.97%)
F5 Networks Inc (a)	118,400	2,939	Perrigo Co	99,050	3,368

		3,768

Internet Security (0.37%)			Medical - Outpatient & Home Medical Care (0.34%)
Blue Coat Systems Inc (a)	96,100	1,297	Res-Care Inc (a)	77,000	1,187

Internet Telephony (0.17%)			Medical Information Systems (1.68%)
j2 Global Communications Inc (a)	36,530	589	Eclipsys Corp (a)	97,797	1,452
			Phase Forward Inc (a)	307,213	4,384

Lasers - Systems & Components (0.87%)					5,836

II-VI Inc (a)	108,392	3,045	Medical Instruments (4.61%)
			Arthrocare Corp (a)	22,178	461
Machinery - Construction & Mining (0.12%)			Bruker BioSciences Corp (a)	48,439	198
Bucyrus International Inc	16,823	406
			Conmed Corp (a)	62,400	1,635
Machinery - General Industry (1.46%)			CryoLife Inc (a)	28,501	382
DXP Enterprises Inc (a)	33,380	466	Genomic Health Inc (a)	58,100	1,071
Middleby Corp (a)	47,242	1,908	Integra LifeSciences Holdings Corp (a)	70,100	2,631
Wabtec Corp	68,665	2,730	Natus Medical Inc (a)	130,400	1,995

		5,104	NuVasive Inc (a)	26,627	1,254

			Thoratec Corp (a)	158,663	3,906
Machinery - Print Trade (0.12%)			Trans1 Inc (a)	38,386	244
Presstek Inc (a)	96,154	402	Volcano Corp (a)	147,907	2,300

Machinery Tools & Related Products (0.62%)					16,077

Kennametal Inc	74,120	1,573	Medical Laboratory & Testing Service (1.27%)
Thermadyne Holdings Corp (a)	66,466	599	Bio-Reference Labs Inc (a)	84,442	2,076

		2,172	Icon PLC ADR (a)	93,200	2,365

Medical - Biomedical/Gene (5.90%)					4,441

Alexion Pharmaceuticals Inc (a)	75,982	3,096	Medical Laser Systems (0.07%)
Bio-Rad Laboratories Inc (a)	11,874	1,014	Biolase Technology Inc (a)	147,990	258
Celera Corp (a)	118,431	1,340
Emergent Biosolutions Inc (a)	33,726	607	Medical Products (1.68%)
Halozyme Therapeutics Inc (a)	137,600	659	BioMimetic Therapeutics Inc (a)	87,861	719

See accompanying notes

547

Schedule of Investments
SmallCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Products (continued)			Patient Monitoring Equipment (0.74%)
Cyberonics Inc (a)	29,858 $	380	Masimo Corp (a)	66,238 $	2,119
Haemonetics Corp (a)	35,410	2,091	Somanetics Corp (a)	24,135	452

Luminex Corp (a)	97,915	1,826			2,571

Wright Medical Group Inc (a)	36,578	848	Pharmacy Services (0.14%)

		5,864	BioScrip Inc (a)	167,433	502

Medical Sterilization Products (0.56%)
STERIS Corp	57,800	1,968	Physical Therapy & Rehabilitation Centers (1.78%)
			Psychiatric Solutions Inc (a)	167,925	5,590
Metal Processors & Fabrication (0.31%)			RehabCare Group Inc (a)	36,534	626

CIRCOR International Inc	9,855	302			6,216

Hawk Corp (a)	24,709	357	Physician Practice Management (0.99%)
Kaydon Corp	12,990	434	Pediatrix Medical Group Inc (a)	89,401	3,455

		1,093

Miscellaneous Manufacturers (0.18%)			Power Converter & Supply Equipment (0.56%)
American Railcar Industries Inc	15,634	174	A-Power Energy Generation Systems Ltd (a)	35,791	203
FreightCar America Inc	17,817	465	Energy Conversion Devices Inc (a)	43,640	1,490

		639	Powell Industries Inc (a)	14,106	261

					1,954

Multimedia (0.82%)
Factset Research Systems Inc	73,359	2,846	Printing - Commercial (0.09%)
			VistaPrint Ltd (a)	17,480	298
Networking Products (0.56%)
Atheros Communications Inc (a)	33,676	605	Property & Casualty Insurance (0.47%)
Ixia (a)	201,660	1,343	Navigators Group Inc (a)	26,077	1,317

		1,948	PMA Capital Corp (a)	66,857	309

					1,626

Non-Hazardous Waste Disposal (0.60%)
Waste Connections Inc (a)	61,580	2,084	Quarrying (0.28%)
			Compass Minerals International Inc	17,635	969
Oil - Field Services (0.83%)
Core Laboratories NV	18,122	1,336	Reinsurance (0.20%)
Hornbeck Offshore Services Inc (a)	37,123	883	Argo Group International Holdings Ltd (a)	21,742	694
Tetra Technologies Inc (a)	96,167	669

			REITS - Healthcare (0.85%)
		2,888

			Ventas Inc	82,312	2,968
Oil Company - Exploration & Production (3.74%)
Arena Resources Inc (a)	92,015	2,805	REITS - Office Property (0.25%)
Atlas Energy Resources LLC	24,975	552	BioMed Realty Trust Inc	61,294	861
Carrizo Oil & Gas Inc (a)	38,025	889
Comstock Resources Inc (a)	13,410	663	REITS - Single Tenant (0.49%)
EXCO Resources Inc (a)	54,477	501	National Retail Properties Inc	95,540	1,703
GMX Resources Inc (a)	43,606	1,646	Research & Development (1.08%)
Mariner Energy Inc (a)	81,409	1,171	Kendle International Inc (a)	138,591	2,504
Penn Virginia Corp	38,043	1,414	Parexel International Corp (a)	121,168	1,260

PetroHawk Energy Corp (a)	52,180	989			3,764

Whiting Petroleum Corp (a)	46,210	2,402

		13,032	Respiratory Products (0.37%)

			Resmed Inc (a)	37,788	1,295
Oil Field Machinery & Equipment (0.93%)
Complete Production Services Inc (a)	121,170	1,501	Retail - Apparel & Shoe (3.58%)
T-3 Energy Services Inc (a)	71,906	1,734	Aeropostale Inc (a)	139,020	3,365

		3,235	Childrens Place Retail Stores Inc/The (a)	73,469	2,456

See accompanying notes

548

Schedule of Investments
SmallCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Superconductor Production & Systems (0.11%)
Finish Line	64,361 $	616	American Superconductor Corp (a)	30,899 $	387
Gymboree Corp (a)	67,200	1,738
Phillips-Van Heusen Corp	109,302	2,679	Telecommunication Equipment (1.88%)
Wet Seal Inc/The (a)	554,037	1,629	Applied Signal Technology Inc	35,074	629

		12,483	Comtech Telecommunications Corp (a)	52,300	2,532

			Nice Systems Ltd ADR (a)	151,717	3,392

Retail - Discount (0.49%)					6,553

99 Cents Only Stores (a)	141,152	1,722
			Telecommunication Equipment - Fiber Optics (0.40%)
Retail - Home Furnishings (0.03%)			Harmonic Inc (a)	194,885	1,386
Pier 1 Imports Inc (a)	74,235	102
			Telecommunication Services (1.38%)
Retail - Perfume & Cosmetics (0.37%)			NeuStar Inc (a)	51,518	1,015
Ulta Salon Cosmetics & Fragrance Inc (a)	145,975	1,288	Neutral Tandem Inc (a)	218,444	3,805

					4,820

Retail - Restaurants (2.31%)
BJ's Restaurants Inc (a)	107,925	959	Therapeutics (2.01%)
California Pizza Kitchen Inc (a)	68,414	668	Allos Therapeutics Inc (a)	141,800	1,037
CKE Restaurants Inc	223,032	1,894	BioMarin Pharmaceutical Inc (a)	156,411	2,865
Panera Bread Co (a)	65,300	2,946	Isis Pharmaceuticals Inc (a)	86,786	1,220
Texas Roadhouse Inc (a)	224,000	1,573	Medarex Inc (a)	137,677	968

		8,040	Onyx Pharmaceuticals Inc (a)	34,359	927

					7,017

Retail - Sporting Goods (0.51%)
Hibbett Sports Inc (a)	99,800	1,777	Toys (1.04%)
			Marvel Entertainment Inc (a)	112,760	3,630
Schools (0.71%)
Capella Education Co (a)	16,760	794	Transactional Software (0.40%)
Corinthian Colleges Inc (a)	73,925	1,056	Innerworkings Inc (a)	198,900	1,382
K12 Inc (a)	23,093	635	Transport - Marine (0.06%)

		2,485	Genco Shipping & Trading Ltd	9,639	201

Seismic Data Collection (0.43%)
ION Geophysical Corp (a)	227,900	1,495	Transport - Services (1.54%)
			HUB Group Inc (a)	170,654	5,367
Semiconductor Component - Integrated Circuits (1.04%)
Anadigics Inc (a)	22,924	41	Transport - Truck (1.14%)
Hittite Microwave Corp (a)	60,700	1,989	Landstar System Inc	75,790	2,925
Power Integrations Inc	75,894	1,593	Old Dominion Freight Line Inc (a)	34,600	1,050

		3,623			3,975

Semiconductor Equipment (0.39%)			Veterinary Diagnostics (0.67%)
Amtech Systems Inc (a)	46,364	297	Neogen Corp (a)	25,789	760
BTU International Inc (a)	36,734	182	VCA Antech Inc (a)	86,577	1,567

Varian Semiconductor Equipment Associates					2,327

Inc (a)	32,271	633	Web Hosting & Design (0.17%)
Veeco Instruments Inc (a)	31,690	246	NaviSite Inc (a)	128,683	64

		1,358	NIC Inc	100,009	537

Software Tools (0.20%)					601

ArcSight Inc (a)	120,000	709	Web Portals (0.16%)
			United Online Inc	76,453	566
Steel - Producers (0.30%)
Steel Dynamics Inc	88,612	1,056

See accompanying notes

549

		Schedule of Investments
	SmallCap Growth Fund II
		October 31, 2008

	Shares	Value
	Held	(000's)

COMMON STOCKS (continued)
Wireless Equipment (1.63%)
Ceragon Networks Ltd (a)	148,300 $	838
Globecomm Systems Inc (a)	74,021	583
SBA Communications Corp (a)	116,579	2,447
Viasat Inc (a)	99,661	1,816

		5,684

TOTAL COMMON STOCKS	$ 334,593

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (1.47%)
Commercial Paper (1.47%)
Investment in Joint Trading Account; HSBC
Funding
0.25%, 11/ 3/2008	$ 2,559 $	2,559
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	2,559	2,559

		5,118

TOTAL SHORT TERM INVESTMENTS	$ 5,118

Total Investments	$ 339,711
Other Assets in Excess of Liabilities, Net - 2.53%		8,818

TOTAL NET ASSETS - 100.00%	$ 348,529

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 21,260
Unrealized Depreciation		(124,591)

Net Unrealized Appreciation (Depreciation)		(103,331)
Cost for federal income tax purposes		443,042
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		30.27%
Industrial		17.14%
Technology		14.69%
Consumer, Cyclical		11.15%
Communications		10.26%
Energy		6.36%
Financial		6.24%
Basic Materials		1.36%
Other Assets in Excess of Liabilities, Net		2.53%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		4.20%

See accompanying notes		550

Schedule of Investments
SmallCap Growth Fund II
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2008	Buy	273	$ 14,167	$ 14,646	$ 479
All dollar amounts are shown in thousands (000's)

See accompanying notes

551

Schedule of Investments
SmallCap Growth Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.38%)			COMMON STOCKS (continued)
Advanced Materials & Products (1.13%)			Commercial Services - Finance (0.40%)
Hexcel Corp (a)	80,400 $	1,061	Coinstar Inc (a)	34,800 $	835
Metabolix Inc (a)	137,500	1,289

		2,350	Computer Software (0.41%)

			Avid Technology Inc (a)	21,200	314
Aerospace & Defense (0.63%)			Omniture Inc (a)	45,900	528

Aerovironment Inc (a)	36,600	1,315			842

Aerospace & Defense Equipment (1.73%)			Computers - Integrated Systems (2.32%)
Argon ST Inc (a)	67,300	1,404	Integral Systems Inc/MD	24,300	597
BE Aerospace Inc (a)	44,700	575	Riverbed Technology Inc (a)	336,100	4,211

Orbital Sciences Corp (a)	78,020	1,599			4,808

		3,578	Computers - Peripheral Equipment (1.15%)

Airlines (2.36%)			Compellent Technologies Inc (a)	39,100	426
Alaska Air Group Inc (a)	57,900	1,430	Immersion Corp (a)	250,600	1,298
Allegiant Travel Co (a)	31,700	1,263	Synaptics Inc (a)	21,000	649

Delta Air Lines Inc (a)	200,600	2,202			2,373

		4,895	Consumer Products - Miscellaneous (0.12%)

Alternative Waste Tech (0.33%)			Tupperware Brands Corp	9,800	248
Calgon Carbon Corp (a)	51,200	682
			Cosmetics & Toiletries (1.63%)
Apparel Manufacturers (0.96%)			Alberto-Culver Co	59,200	1,523
Carter's Inc (a)	65,600	1,393	Bare Escentuals Inc (a)	98,000	410
Quiksilver Inc (a)	231,900	601	Chattem Inc (a)	19,200	1,453

		1,994			3,386

Applications Software (2.67%)			Data Processing & Management (0.82%)
Nuance Communications Inc (a)	97,800	895	Commvault Systems Inc (a)	86,900	930
Red Hat Inc (a)	347,500	4,625	SEI Investments Co	43,700	772

		5,520			1,702

Auto/Truck Parts & Equipment - Original (0.23%)			Decision Support Software (1.40%)
Fuel Systems Solutions Inc (a)	16,800	478	MSCI Inc (a)	85,200	1,469
			Wind River Systems Inc (a)	163,900	1,432

Broadcasting Services & Programming (0.80%)					2,901

RHI Entertainment Inc (a)	124,400	1,667
			Diagnostic Equipment (0.14%)
Cellular Telecommunications (1.00%)			Immucor Inc (a)	10,600	281
NII Holdings Inc (a)	80,200	2,066
			Distribution & Wholesale (0.53%)
Commercial Banks (3.00%)			Fossil Inc (a)	38,900	706
East West Bancorp Inc	52,900	918	Owens & Minor Inc	9,300	402

SVB Financial Group (a)	37,600	1,934			1,108

TCF Financial Corp	16,800	298	E-Commerce - Products (0.27%)
UCBH Holdings Inc	388,400	2,051	Blue Nile Inc (a)	18,300	560
Zions Bancorporation	26,800	1,021

		6,222	E-Commerce - Services (0.17%)

			Priceline.com Inc (a)	6,700	353
Commercial Services (0.62%)
Arbitron Inc	16,100	524	Electric - Transmission (0.48%)
Quanta Services Inc (a)	38,000	751	ITC Holdings Corp	24,400	990

		1,275

See accompanying notes		552

Schedule of Investments
SmallCap Growth Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous (0.90%)			Footwear & Related Apparel (continued)
China Digital TV Holding Co Ltd ADR (a)	117,000 $	701	Deckers Outdoor Corp (a)	35,400 $	3,004

Flextronics International Ltd (a)	279,100	1,166			4,016

		1,867	Hazardous Waste Disposal (0.49%)

Electronic Components - Semiconductors (2.44%)			Clean Harbors Inc (a)	15,400	1,010
Cavium Networks Inc (a)	32,200	410
Intersil Corp	81,400	1,114	Hospital Beds & Equipment (0.30%)
Monolithic Power Systems Inc (a)	40,300	685	Kinetic Concepts Inc (a)	25,500	617
Netlogic Microsystems Inc (a)	57,609	1,217
			Independent Power Producer (0.23%)
Skyworks Solutions Inc (a)	227,200	1,620

			Ormat Technologies Inc	19,900	481
		5,046

Electronic Measurement Instruments (1.10%)			Industrial Gases (0.18%)
Axsys Technologies Inc (a)	29,454	1,945	Air Products & Chemicals Inc	6,600	384
Itron Inc (a)	6,700	325

		2,270	Instruments - Scientific (0.08%)

			PerkinElmer Inc	9,300	167
Energy - Alternate Sources (0.32%)
GT Solar International Inc (a)	144,000	664	Internet Application Software (0.67%)
			Vocus Inc (a)	82,418	1,387
Engineering - Research & Development Services (0.19%)
McDermott International Inc (a)	23,000	394	Internet Infrastructure Software (0.96%)
			F5 Networks Inc (a)	79,800	1,981
Enterprise Software & Services (2.72%)
Advent Software Inc (a)	59,700	1,119	Investment Management & Advisory Services (2.42%)
Ariba Inc (a)	120,800	1,292	Affiliated Managers Group Inc (a)	19,600	909
Concur Technologies Inc (a)	65,825	1,661	Blackstone Group LP/The	321,800	2,941
MedAssets Inc (a)	51,800	747	Janus Capital Group Inc	54,200	636
Sybase Inc (a)	30,600	815	Och-Ziff Capital Management Group LLC	112,400	523

		5,634			5,009

E-Services - Consulting (1.03%)			Leisure & Recreation Products (0.67%)
GSI Commerce Inc (a)	167,700	1,736	WMS Industries Inc (a)	55,800	1,395
Websense Inc (a)	20,400	398

		2,134	Lighting Products & Systems (0.70%)

			Universal Display Corp (a)	133,800	1,448
Finance - Investment Banker & Broker (0.66%)
Greenhill & Co Inc	20,600	1,359	Machinery - Construction & Mining (0.27%)
			Bucyrus International Inc	23,000	555
Finance - Other Services (1.69%)
Nasdaq OMX Group, Inc (a)	108,100	3,509	Medical - Biomedical/Gene (5.63%)
			Alexion Pharmaceuticals Inc (a)	43,400	1,769
Food - Baking (0.81%)			American Oriental Bioengineering Inc (a)	104,900	641
Flowers Foods Inc	56,400	1,672
			Cubist Pharmaceuticals Inc (a)	225,100	5,715
Food - Canned (0.85%)			Illumina Inc (a)	76,400	2,355
TreeHouse Foods Inc (a)	58,200	1,761	Martek Biosciences Corp (a)	15,100	451
			United Therapeutics Corp (a)	8,300	724

Food - Retail (0.53%)					11,655

Whole Foods Market Inc	102,100	1,094	Medical - Drugs (0.45%)
			Medicis Pharmaceutical Corp	65,700	938
Footwear & Related Apparel (1.94%)
CROCS Inc (a)	403,000	1,012

See accompanying notes

553

Schedule of Investments
SmallCap Growth Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Generic Drugs (0.60%)			Oil Company - Exploration & Production
Perrigo Co	36,407 $	1,238	(continued)
			Mariner Energy Inc (a)	31,800 $	458
Medical - HMO (0.17%)			Penn Virginia Corp	36,800	1,368
WellCare Health Plans Inc (a)	14,700	355	PetroHawk Energy Corp (a)	47,600	902

					5,801

Medical Information Systems (0.95%)
			Oil Field Machinery & Equipment (0.34%)
athenahealth Inc (a)	64,100	1,961
			FMC Technologies Inc (a)	20,200	707

Medical Instruments (2.33%)			Patient Monitoring Equipment (0.68%)
NuVasive Inc (a)	48,897	2,303
			Masimo Corp (a)	44,200	1,414
Thoratec Corp (a)	47,000	1,157
Trans1 Inc (a)	32,000	204	Power Converter & Supply Equipment (2.36%)
Volcano Corp (a)	74,500	1,158	Evergreen Solar Inc (a)	479,000	1,815

		4,822	Sunpower Corp - Class A (a)	63,800	2,492

Medical Laboratory & Testing Service (0.21%)			Suntech Power Holdings Co Ltd ADR (a)	33,000	578

Covance Inc (a)	8,900	445			4,885

			Real Estate Management & Services (0.13%)
Medical Products (2.61%)			Jones Lang LaSalle Inc	7,900	260
Haemonetics Corp (a)	19,300	1,140
Hanger Orthopedic Group Inc (a)	86,500	1,441	Real Estate Operator & Developer (0.36%)
Luminex Corp (a)	27,400	511	Meruelo Maddux Properties Inc (a)	757,500	742
PSS World Medical Inc (a)	54,300	985
Wright Medical Group Inc (a)	56,900	1,319	Research & Development (0.28%)

		5,396	Pharmaceutical Product Development Inc	18,500	573

Metal Processors & Fabrication (0.99%)			Retail - Apparel & Shoe (4.54%)
Dynamic Materials Corp	43,400	825	Aeropostale Inc (a)	38,100	922
Kaydon Corp	36,500	1,219	Chico's FAS Inc (a)	395,200	1,344

		2,044	Childrens Place Retail Stores Inc/The (a)	43,400	1,451

Multimedia (0.71%)			Guess ? Inc	42,700	930
Factset Research Systems Inc	15,500	601	J Crew Group Inc (a)	72,100	1,460
Martha Stewart Living Omnimedia (a)	166,000	868	Lululemon Athletica Inc (a)	46,500	659

		1,469	Phillips-Van Heusen Corp	36,800	902

Networking Products (2.59%)			Ross Stores Inc	18,800	614
Polycom Inc (a)	255,400	5,366	Urban Outfitters Inc (a)	51,400	1,117

					9,399

Non-Ferrous Metals (0.53%)			Retail - Automobile (0.38%)
Titanium Metals Corp	117,600	1,095	Copart Inc (a)	22,500	785

Oil - Field Services (0.91%)			Retail - Discount (0.26%)
Superior Energy Services Inc (a)	57,800	1,232	Dollar Tree Inc (a)	14,100	536
Willbros Group Inc (a)	41,900	649

		1,881	Retail - Jewelry (0.67%)

Oil & Gas Drilling (1.95%)			Tiffany & Co	50,700	1,392
Atwood Oceanics Inc (a)	118,000	3,243
			Retail - Mail Order (0.41%)
Hercules Offshore Inc (a)	109,000	794

			Williams-Sonoma Inc	101,600	841
		4,037

Oil Company - Exploration & Production (2.80%)			Retail - Restaurants (1.41%)
Concho Resources Inc/Midland TX (a)	72,300	1,536	Cheesecake Factory/The (a)	98,400	866
EXCO Resources Inc (a)	167,215	1,537

See accompanying notes		554

Schedule of Investments
SmallCap Growth Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Wireless Equipment (1.78%)
Chipotle Mexican Grill Inc (a)	40,600 $	2,060	RF Micro Devices Inc (a)	410,200 $	816

		2,926	SBA Communications Corp (a)	136,400	2,863

Retail - Sporting Goods (0.34%)					3,679

Dick's Sporting Goods Inc (a)	45,600	699	TOTAL COMMON STOCKS	$ 201,648

Schools (2.22%)			CONVERTIBLE PREFERRED STOCKS (0.52%)
American Public Education Inc (a)	37,100	1,642	Commercial Banks (0.52%)
K12 Inc (a)	19,600	539	East West Bancorp Inc	955	1,079

Strayer Education Inc	10,700	2,421	TOTAL CONVERTIBLE PREFERRED STOCKS	$ 1,079

		4,602		Principal

Semiconductor Component - Integrated Circuits (1.04%)				Amount	Value
				(000's)	(000's)

TriQuint Semiconductor Inc (a)	478,700	2,145
			REPURCHASE AGREEMENTS (1.40%)
Semiconductor Equipment (0.43%)			Money Center Banks (1.40%)
Teradyne Inc (a)	78,100	398	Investment in Joint Trading Account; Bank
Veeco Instruments Inc (a)	64,550	500	of America Repurchase Agreement; 0.15%;

			dated 10/31/2008 maturing 11/03/2008
		898	(collateralized by Sovereign Agency

Telecommunication Equipment (0.31%)			Issues; $1,493,000; 2.75% - 5.38%; dated
			11/28/08 - 02/13/17)	$ 1,450 $	1,450
Nice Systems Ltd ADR (a)	29,100	651	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Telecommunication Equipment - Fiber Optics (0.35%)			0.15%; dated 10/31/2008 maturing
Ciena Corp (a)	75,200	723	11/03/2008 (collateralized by Sovereign
			Agency Issues; $1,493,000; 2.63% -
Telecommunication Services (1.12%)			4.63%; dated 09/09/09 - 06/12/15)	1,450	1,450

Clearwire Corp (a)	267,200	2,317			2,900

Therapeutics (3.28%)			TOTAL REPURCHASE AGREEMENTS	$ 2,900

BioMarin Pharmaceutical Inc (a)	63,100	1,156	Total Investments	$ 205,627
Medarex Inc (a)	800,900	5,630	Other Assets in Excess of Liabilities, Net - 0.70%		1,451

		6,786	TOTAL NET ASSETS - 100.00%	$ 207,078

Transactional Software (1.27%)
Solera Holdings Inc (a)	105,900	2,636	(a) Non-Income Producing Security

Transport - Services (1.03%)			Unrealized Appreciation (Depreciation)
Expeditors International of Washington Inc	65,600	2,142	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Transport - Truck (0.31%)
JB Hunt Transport Services Inc	11,200	319	Unrealized Appreciation	$ 8,885
Landstar System Inc	8,300	320	Unrealized Depreciation		(110,968)

		639	Net Unrealized Appreciation (Depreciation)		(102,083)

Vitamins & Nutrition Products (0.28%)			Cost for federal income tax purposes		307,710
Herbalife Ltd	23,600	577	All dollar amounts are shown in thousands (000's)

Water (0.20%)
Cascal NV	61,500	407

Web Portals (0.72%)
Netease.com ADR (a)	66,700	1,501

See accompanying notes

555

Schedule of Investments SmallCap Growth Fund III

October 31, 2008

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.13%
Technology	17.61%
Consumer, Cyclical	14.71%
Communications	12.49%
Industrial	12.24%
Financial	10.18%
Energy	6.32%
Utilities	0.91%
Basic Materials	0.71%
Other Assets in Excess of Liabilities, Net	0.70%

TOTAL NET ASSETS	100.00%

See accompanying notes

556

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.04%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.17%)			Audio & Video Products (continued)
Ceradyne Inc (a)	27,496 $	646	Universal Electronics Inc (a)	14,566 $	308

					422

Advertising Services (0.09%)
inVentiv Health Inc (a)	34,763	329	Auto - Truck Trailers (0.05%)
			Wabash National Corp	32,160	196
Aerospace & Defense (0.91%)
Cubic Corp	16,225	361	Auto Repair Centers (0.05%)
Esterline Technologies Corp (a)	31,019	1,118	Midas Inc (a)	14,684	191
National Presto Industries Inc	5,016	333	Auto/Truck Parts & Equipment - Original (0.13%)
Teledyne Technologies Inc (a)	37,353	1,702	Spartan Motors Inc	34,225	157

		3,514	Superior Industries International Inc	24,276	347

Aerospace & Defense Equipment (1.79%)					504

AAR Corp (a)	40,545	648	Auto/Truck Parts & Equipment - Replacement (0.14%)
Curtiss-Wright Corp	46,996	1,734	ATC Technology Corp/IL (a)	22,002	482
GenCorp Inc (a)	50,889	249	Standard Motor Products Inc	12,522	53

Kaman Corp	26,577	679			535

Moog Inc (a)	44,673	1,569
Orbital Sciences Corp (a)	61,372	1,258	Batteries & Battery Systems (0.13%)
Triumph Group Inc	17,154	752	Greatbatch Inc (a)	23,933	521

		6,889	Brewery (0.10%)

Agricultural Operations (0.13%)			Boston Beer Co Inc (a)	10,440	395
Andersons Inc/The	18,945	504
			Building - Maintenance & Service (0.20%)
Airlines (0.24%)			ABM Industries Inc	46,254	755
Skywest Inc	59,687	920
			Building - Mobile Home & Manufactured Housing (0.14%)
Alternative Waste Tech (0.35%)			Champion Enterprises Inc (a)	81,424	152
Calgon Carbon Corp (a)	52,183	695	Monaco Coach Corp	31,208	68
Darling International Inc (a)	85,672	646	Skyline Corp	7,114	154

		1,341	Winnebago Industries	30,422	181

Apparel Manufacturers (0.33%)					555

Maidenform Brands Inc (a)	19,549	215	Building - Residential & Commercial (0.26%)
Oxford Industries Inc	14,273	192	M/I Homes Inc	14,672	200
Quiksilver Inc (a)	132,914	344	Meritage Homes Corp (a)	32,119	441
True Religion Apparel Inc (a)	19,141	321	Standard Pacific Corp	120,500	343

Volcom Inc (a)	16,576	214			984

		1,286	Building & Construction - Miscellaneous (0.10%)

Applications Software (0.39%)			Insituform Technologies Inc (a)	29,245	393
EPIQ Systems Inc (a)	37,166	505
Progress Software Corp (a)	43,073	988	Building & Construction Products -

		1,493	Miscellaneous (0.59%)

			Drew Industries Inc (a)	20,481	248
Athletic Equipment (0.02%)			Gibraltar Industries Inc	28,206	374
Nautilus Inc (a)	24,112	59	NCI Building Systems Inc (a)	20,646	384
			Quanex Building Products Corp	39,415	361
Athletic Footwear (0.11%)			Simpson Manufacturing Co Inc	39,167	902

K-Swiss Inc	28,062	425			2,269

Audio & Video Products (0.11%)
Audiovox Corp (a)	19,376	114

See accompanying notes

557

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building Products - Air & Heating (0.38%)			Commercial Banks (continued)
Lennox International Inc	49,063 $	1,463	Columbia Banking System Inc	18,998 $	302
			Community Bank System Inc	33,634	839
Building Products - Cement & Aggregate (0.24%)			Corus Bankshares Inc	32,606	72
Texas Industries Inc	28,823	912	East West Bancorp Inc	66,430	1,153
			First Bancorp/Puerto Rico	79,399	811
Building Products - Doors & Windows (0.08%)
			First Commonwealth Financial Corp	67,495	747
Apogee Enterprises Inc	30,138	297
			First Financial Bancorp	33,346	449
Building Products - Wood (0.11%)			First Financial Bankshares Inc	21,763	1,179
Universal Forest Products Inc	17,491	414	First Midwest Bancorp Inc/IL	50,850	1,129
			Frontier Financial Corp	49,204	328
Casino Hotels (0.03%)			Glacier Bancorp Inc	56,512	1,140
Monarch Casino & Resort Inc (a)	11,981	107	Hancock Holding Co	24,655	1,089
			Hanmi Financial Corp	38,915	156
Casino Services (0.06%)			Home Bancshares Inc/Conway AR	13,892	362
Shuffle Master Inc (a)	58,134	224	Independent Bank Corp/MI	19,993	73
			Irwin Financial Corp	19,880	44
Chemicals - Diversified (0.02%)
Georgia Gulf Corp	31,394	72	Nara Bancorp Inc	23,321	257
			National Penn Bancshares Inc	83,368	1,412
Chemicals - Plastics (0.25%)			Old National Bancorp/IN	69,278	1,312
PolyOne Corp (a)	97,659	464	PrivateBancorp Inc	28,611	1,030
Schulman A Inc	27,685	496	Prosperity Bancshares Inc	42,905	1,425

		960	Provident Bankshares Corp	34,720	370

			Signature Bank/New York NY (a)	36,089	1,176
Chemicals - Specialty (1.14%)			South Financial Group Inc/The	76,226	443
Arch Chemicals Inc	26,033	739
			Sterling Bancorp/NY	18,828	295
Balchem Corp	19,024	486
			Sterling Bancshares Inc/TX	76,588	610
HB Fuller Co	50,690	896
			Sterling Financial Corp/WA	54,494	463
NewMarket Corp	13,136	495
			Susquehanna Bancshares Inc	90,059	1,395
OM Group Inc (a)	31,890	680
			Trustco Bank Corp NY	79,390	966
Penford Corp	11,775	152
			UCBH Holdings Inc	115,614	610
Quaker Chemical Corp	11,107	212
			UMB Financial Corp	30,844	1,398
Stepan Co	7,444	267
			Umpqua Holdings Corp	62,897	1,071
Zep Inc	21,907	461

			United Bankshares Inc	39,409	1,257
		4,388

			United Community Banks Inc/GA	42,222	554
Circuit Boards (0.20%)			Whitney Holding Corp	66,961	1,272
Park Electrochemical Corp	21,409	463	Wilshire Bancorp Inc	20,303	224
TTM Technologies Inc (a)	44,800	321	Wintrust Financial Corp	24,739	633

		784			29,377

Coffee (0.21%)			Commercial Services (1.03%)
Green Mountain Coffee Roasters Inc (a)	18,255	529	Arbitron Inc	27,769	905
Peet's Coffee & Tea Inc (a)	12,491	281	CPI Corp	4,744	35

		810	Healthcare Services Group	44,949	744

Collectibles (0.06%)			HMS Holdings Corp (a)	26,224	650
RC2 Corp (a)	17,990	228	Live Nation Inc (a)	79,306	892
			Pre-Paid Legal Services Inc (a)	8,042	317
Commercial Banks (7.62%)			Startek Inc (a)	12,066	40
Bank Mutual Corp	50,472	582	Ticketmaster (a)	40,844	395

Cascade Bancorp	29,386	280			3,978

Central Pacific Financial Corp	30,064	469

See accompanying notes

558

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services - Finance (0.60%)			Consumer Products - Miscellaneous (continued)
Bankrate Inc (a)	14,536 $	479	Spectrum Brands Inc (a)	41,984 $	26
Coinstar Inc (a)	29,550	709	WD-40 Co	17,208	501

Heartland Payment Systems Inc	25,519	444			811

Rewards Network Inc (a)	28,244	107	Containers - Paper & Plastic (0.32%)
Wright Express Corp (a)	40,621	556	Rock-Tenn Co	39,951	1,215

		2,295

Communications Software (0.15%)			Cosmetics & Toiletries (0.39%)
Captaris Inc (a)	27,705	132	Chattem Inc (a)	19,645	1,487
Digi International Inc (a)	26,840	275
			Data Processing & Management (0.16%)
Smith Micro Software Inc (a)	29,127	182

			CSG Systems International Inc (a)	36,575	608
		589

Computer Services (0.90%)			Decision Support Software (0.11%)
CACI International Inc (a)	31,678	1,305	SPSS Inc (a)	18,960	443
Ciber Inc (a)	55,808	301
Insight Enterprises Inc (a)	47,682	464	Diagnostic Equipment (0.51%)
Manhattan Associates Inc (a)	25,664	431	Immucor Inc (a)	73,472	1,951
SI International Inc (a)	13,897	400	Diagnostic Kits (0.27%)
SYKES Enterprises Inc (a)	34,957	558	Meridian Bioscience Inc	42,098	1,035

		3,459

Computer Software (0.34%)			Disposable Medical Products (0.25%)
Avid Technology Inc (a)	31,809	472	ICU Medical Inc (a)	13,161	421
Blackbaud Inc	45,605	693	Merit Medical Systems Inc (a)	29,175	534

Phoenix Technologies Ltd (a)	29,341	130			955

		1,295	Distribution & Wholesale (2.34%)

Computers - Integrated Systems (0.86%)			Brightpoint Inc (a)	53,825	310
Agilysys Inc	23,820	96	Fossil Inc (a)	47,452	861
Catapult Communications Corp (a)	9,020	38	LKQ Corp (a)	141,917	1,624
Integral Systems Inc/MD	17,924	440	MWI Veterinary Supply Inc (a)	12,615	437
Mercury Computer Systems Inc (a)	23,808	171	Owens & Minor Inc	43,273	1,872
Micros Systems Inc (a)	84,460	1,438	Pool Corp	50,120	873
MTS Systems Corp	17,757	577	Scansource Inc (a)	27,580	547
Radiant Systems Inc (a)	28,811	152	School Specialty Inc (a)	16,712	351
Radisys Corp (a)	23,666	151	United Stationers Inc (a)	24,487	916
Stratasys Inc (a)	21,987	266	Watsco Inc	29,650	1,218

		3,329			9,009

Computers - Memory Devices (0.04%)			Diversified Manufacturing Operations (1.16%)
Hutchinson Technology Inc (a)	24,008	164	Acuity Brands Inc	42,555	1,488
			AO Smith Corp	23,621	745
Computers - Peripheral Equipment (0.28%)			Barnes Group Inc	45,568	661
Synaptics Inc (a)	35,258	1,089	EnPro Industries Inc (a)	20,952	465
			Griffon Corp (a)	43,073	364
Consulting Services (0.66%)			Lydall Inc (a)	17,426	116
MAXIMUS Inc	19,521	623	Standex International Corp	13,074	337
Watson Wyatt Worldwide Inc	45,274	1,923	Tredegar Corp	20,090	296

		2,546			4,472

Consumer Products - Miscellaneous (0.21%)			Diversified Minerals (0.15%)
Central Garden and Pet Co - A Shares (a)	74,441	237	AMCOL International Corp	23,532	577
Russ Berrie & Co Inc (a)	17,612	47

See accompanying notes		559

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Operations & Commercial Services (0.42%)			Electronic Measurement Instruments
Chemed Corp	23,975 $	1,050	(continued)
Viad Corp	21,950	480	Keithley Instruments Inc	14,331 $	61

Volt Information Sciences Inc (a)	13,357	102			2,686

		1,632	Electronic Security Devices (0.02%)

Drug Delivery Systems (0.08%)			LoJack Corp (a)	18,164	79
Noven Pharmaceuticals Inc (a)	26,057	293	Energy - Alternate Sources (0.12%)
E-Commerce - Products (0.27%)			Headwaters Inc (a)	43,952	466
Blue Nile Inc (a)	15,248	466	Engineering - Research & Development Services (0.32%)
NutriSystem Inc	30,940	438	EMCOR Group Inc (a)	68,397	1,215
Stamps.com Inc (a)	16,039	157

		1,061	Engines - Internal Combustion (0.21%)

Electric - Integrated (1.86%)			Briggs & Stratton Corp	52,136	822
Allete Inc	27,234	953
Avista Corp	55,993	1,112	Enterprise Software & Services (1.56%)
			Concur Technologies Inc (a)	44,966	1,134
Central Vermont Public Service Corp	10,830	216
			Epicor Software Corp (a)	62,354	440
CH Energy Group Inc	16,519	681
			Informatica Corp (a)	93,170	1,309
Cleco Corp	62,798	1,445
			JDA Software Group Inc (a)	28,479	407
El Paso Electric Co (a)	46,918	869
			Mantech International Corp (a)	21,711	1,171
UIL Holdings Corp	26,428	872
			Omnicell Inc (a)	32,516	357
Unisource Energy Corp	37,148	1,024

			SYNNEX Corp (a)	19,442	300
		7,172

			Taleo Corp (a)	32,038	442
Electric Products - Miscellaneous (0.11%)			Tyler Technologies Inc (a)	32,658	444

Littelfuse Inc (a)	22,704	424			6,004

Electronic Components - Miscellaneous (0.93%)			Entertainment Software (0.38%)
Bel Fuse Inc	12,346	268	Take-Two Interactive Software Inc (a)	81,224	963
Benchmark Electronics Inc (a)	69,616	835	THQ Inc (a)	69,854	521

CTS Corp	35,280	247			1,484

Daktronics Inc	35,552	354	Environmental Consulting & Engineering (0.35%)
Methode Electronics Inc	39,854	302	Tetra Tech Inc (a)	62,218	1,368
Plexus Corp (a)	41,077	766
Rogers Corp (a)	18,802	566	E-Services - Consulting (0.29%)
Technitrol Inc	42,908	248	Perficient Inc (a)	33,666	185

		3,586	Websense Inc (a)	47,156	920

					1,105

Electronic Components - Semiconductors (1.13%)
Actel Corp (a)	26,969	326	Fiduciary Banks (0.14%)
Diodes Inc (a)	33,779	334	Boston Private Financial Holdings Inc	59,943	530
DSP Group Inc (a)	29,035	183
Kopin Corp (a)	70,893	164	Filtration & Separation Products (0.49%)
Microsemi Corp (a)	82,992	1,804	Clarcor Inc	53,116	1,880
Skyworks Solutions Inc (a)	172,641	1,231	Finance - Consumer Loans (0.23%)
Supertex Inc (a)	13,439	324	Portfolio Recovery Associates Inc (a)	16,077	577

		4,366	World Acceptance Corp (a)	17,128	316

Electronic Measurement Instruments (0.70%)					893

Analogic Corp	14,026	619	Finance - Investment Banker & Broker (1.53%)
FARO Technologies Inc (a)	17,470	265	Greenhill & Co Inc	18,315	1,208
Itron Inc (a)	35,908	1,741	Investment Technology Group Inc (a)	45,621	931

See accompanying notes		560

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker			Garden Products (0.32%)
(continued)			Toro Co	37,172 $	1,250
LaBranche & Co Inc (a)	56,451 $	352
optionsXpress Holdings Inc	44,619	792	Gas - Distribution (3.52%)
Piper Jaffray Cos (a)	16,508	651	Atmos Energy Corp	94,857	2,302
Stifel Financial Corp (a)	26,265	1,147	Laclede Group Inc/The	22,997	1,203
SWS Group Inc	28,719	533	New Jersey Resources Corp	43,995	1,638
TradeStation Group Inc (a)	33,676	264	Northwest Natural Gas Co	27,669	1,408

		5,878	Piedmont Natural Gas Co	76,698	2,525

Finance - Leasing Company (0.16%)			South Jersey Industries Inc	31,116	1,060
Financial Federal Corp	26,702	618	Southern Union Co	129,813	2,236
			Southwest Gas Corp	45,564	1,190

Firearms & Ammunition (0.04%)					13,562

Sturm Ruger & Co Inc (a)	21,543	154	Health Care Cost Containment (0.06%)
Food - Baking (0.64%)			Corvel Corp (a)	8,501	228
Flowers Foods Inc	83,782	2,484	Home Furnishings (0.24%)
Food - Canned (0.26%)			Bassett Furniture Industries Inc	12,181	54
TreeHouse Foods Inc (a)	32,915	996	Ethan Allen Interiors Inc	30,049	538
			La-Z-Boy Inc	54,308	314
Food - Miscellaneous/Diversified (0.65%)			Select Comfort Corp (a)	47,031	22

Cal-Maine Foods Inc	13,097	385			928

Hain Celestial Group Inc (a)	42,035	977	Hotels & Motels (0.08%)
J&J Snack Foods Corp	14,868	466	Marcus Corp	22,078	310
Lance Inc	32,944	682

		2,510	Housewares (0.01%)

Food - Retail (0.07%)			Libbey Inc	15,417	56
Great Atlantic & Pacific Tea Co (a)	31,609	261	Human Resources (0.68%)
Food - Wholesale & Distribution (0.56%)			Administaff Inc	23,710	474
Nash Finch Co	13,382	528	AMN Healthcare Services Inc (a)	35,313	318
Spartan Stores Inc	23,113	624	CDI Corp	14,461	188
United Natural Foods Inc (a)	44,875	1,002	Cross Country Healthcare Inc (a)	32,100	363

		2,154	Gevity HR Inc	24,794	85

			Heidrick & Struggles International Inc	17,237	416
Footwear & Related Apparel (0.96%)			On Assignment Inc (a)	37,114	241
CROCS Inc (a)	86,709	218	Spherion Corp (a)	55,271	176
Deckers Outdoor Corp (a)	13,662	1,159	TrueBlue Inc (a)	45,416	378

Iconix Brand Group Inc (a)	60,492	659			2,639

Skechers U.S.A. Inc (a)	34,789	472
Wolverine World Wide Inc	51,273	1,205	Identification Systems - Development (0.59%)

		3,713	Brady Corp	56,364	1,747

			Checkpoint Systems Inc (a)	40,425	510

Forestry (0.13%)					2,257

Deltic Timber Corp	11,090	505
			Industrial Audio & Video Products (0.01%)
Funeral Services & Related Items (0.32%)			Sonic Solutions Inc (a)	27,782	57
Hillenbrand Inc	65,346	1,242
			Industrial Automation & Robots (0.21%)
Gambling (Non-Hotel) (0.09%)			Cognex Corp	43,918	704
Pinnacle Entertainment Inc (a)	62,764	351	Gerber Scientific Inc (a)	24,965	119

					823

See accompanying notes

561

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Instruments - Controls (0.68%)			Machinery - Construction & Mining (0.14%)
Watts Water Technologies Inc	30,543 $	807	Astec Industries Inc (a)	20,603 $	524
Woodward Governor Co	57,088	1,833

		2,640	Machinery - Electrical (0.51%)

			Baldor Electric Co	48,366	849
Instruments - Scientific (0.47%)			Regal-Beloit Corp	33,717	1,098

Dionex Corp (a)	18,947	1,020			1,947

FEI Co (a)	38,461	808

		1,828	Machinery - Farm (0.16%)

			Lindsay Corp	12,708	605
Internet Application Software (0.35%)
Cybersource Corp (a)	72,730	884	Machinery - General Industry (0.91%)
DealerTrack Holdings Inc (a)	42,638	457	Albany International Corp	27,801	405

		1,341	Applied Industrial Technologies Inc	38,095	769

Internet Connectivity Services (0.03%)			Gardner Denver Inc (a)	55,707	1,427
PC-Tel Inc	20,086	118	Intevac Inc (a)	22,808	178
			Robbins & Myers Inc	36,239	739

Internet Content - Information & News (0.13%)					3,518

Infospace Inc	36,167	310	Machinery - Material Handling (0.08%)
Knot Inc/The (a)	29,905	206	Cascade Corp	8,860	292

		516

Internet Security (0.25%)			Medical - Biomedical/Gene (1.09%)
Blue Coat Systems Inc (a)	40,775	550	Arqule Inc (a)	29,493	81
Secure Computing Corp (a)	71,359	404	Cambrex Corp (a)	30,525	137

		954	Cubist Pharmaceuticals Inc (a)	59,216	1,504

			Enzo Biochem Inc (a)	33,879	196
Internet Telephony (0.19%)
			Martek Biosciences Corp (a)	34,664	1,034
j2 Global Communications Inc (a)	45,852	739
			Regeneron Pharmaceuticals Inc (a)	65,540	1,265

Investment Management & Advisory Services (0.07%)					4,217

National Financial Partners Corp	41,556	277	Medical - Drugs (0.61%)
			PharMerica Corp (a)	31,847	654
Lasers - Systems & Components (0.52%)			Salix Pharmaceuticals Ltd (a)	50,282	463
Cymer Inc (a)	31,016	759	Savient Pharmaceuticals Inc (a)	49,465	235
Electro Scientific Industries Inc (a)	28,287	237	Viropharma Inc (a)	80,850	1,014

II-VI Inc (a)	25,667	721			2,366

Newport Corp (a)	37,781	271

		1,988	Medical - Generic Drugs (0.45%)

			Alpharma Inc (a)	43,713	1,369
Leisure & Recreation Products (0.44%)			Par Pharmaceutical Cos Inc (a)	36,130	361

Brunswick Corp/DE	91,692	318			1,730

Multimedia Games Inc (a)	24,211	73
WMS Industries Inc (a)	52,489	1,312	Medical - HMO (1.30%)

		1,703	AMERIGROUP Corp (a)	55,515	1,388

			Centene Corp (a)	45,250	852
Life & Health Insurance (0.23%)			Healthspring Inc (a)	52,046	860
Delphi Financial Group Inc	43,184	680	Magellan Health Services Inc (a)	42,526	1,571
Presidential Life Corp	22,590	212	Molina Healthcare Inc (a)	14,950	333

		892			5,004

Linen Supply & Related Items (0.24%)			Medical - Hospitals (0.08%)
G&K Services Inc	19,786	447	Medcath Corp (a)	20,495	316
Unifirst Corp/MA	14,965	488

		935

See accompanying notes

562

Schedule of Investments SmallCap S&P 600 Index Fund

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Nursing Homes (0.09%)			Metal Processors & Fabrication (0.48%)
Odyssey HealthCare Inc (a)	34,339 $	329	Kaydon Corp	29,149 $	974
			Mueller Industries Inc	38,869	889

Medical - Outpatient & Home Medical Care (1.13%)					1,863

Air Methods Corp (a)	11,254	189
Amedisys Inc (a)	28,051	1,582	Metal Products - Distribution (0.09%)
Amsurg Corp (a)	33,114	826	AM Castle & Co	17,459	213
Gentiva Health Services Inc (a)	29,961	813	Lawson Products	4,371	130

LHC Group Inc (a)	15,507	547			343

Res-Care Inc (a)	26,771	413	Miscellaneous Manufacturers (0.14%)

		4,370	John Bean Technologies Corp	28,845	242

			Movado Group Inc	18,805	286

Medical Information Systems (0.57%)
Eclipsys Corp (a)	56,912	845			528

Phase Forward Inc (a)	44,797	639	Multi-Line Insurance (0.14%)
Quality Systems Inc	18,599	716	United Fire & Casualty Co	23,555	546

		2,200

			Multimedia (0.05%)
Medical Instruments (1.36%)			4Kids Entertainment Inc (a)	12,389	66
Abaxis Inc (a)	22,798	350	EW Scripps Co	30,786	143

Arthrocare Corp (a)	27,869	579			209

Conmed Corp (a)	30,093	789
CryoLife Inc (a)	29,311	393	Networking Products (0.63%)
Datascope Corp	13,921	698	Adaptec Inc (a)	126,060	405
Integra LifeSciences Holdings Corp (a)	20,394	766	Anixter International Inc (a)	31,258	1,050
Kensey Nash Corp (a)	12,174	309	Black Box Corp	18,333	557
Natus Medical Inc (a)	29,071	445	Netgear Inc (a)	37,077	410

SurModics Inc (a)	15,890	421			2,422

Symmetry Medical Inc (a)	37,473	484	Non-Ferrous Metals (0.17%)

		5,234	Brush Engineered Materials Inc (a)	21,357	262

Medical Laser Systems (0.08%)			RTI International Metals Inc (a)	24,071	380

Biolase Technology Inc (a)	25,375	44			642

LCA-Vision Inc	19,396	67	Non-Hazardous Waste Disposal (0.71%)
Palomar Medical Technologies Inc (a)	18,889	216	Waste Connections Inc (a)	81,158	2,747

		327

			Office Furnishings - Original (0.11%)
Medical Products (2.03%)			Interface Inc	59,043	416
American Medical Systems Holdings Inc (a)	76,476	828
Cooper Cos Inc/The	47,094	776	Office Supplies & Forms (0.03%)
Cyberonics Inc (a)	24,325	310	Standard Register Co/The	13,244	108
Haemonetics Corp (a)	26,580	1,570
Invacare Corp	33,554	610	Oil - Field Services (1.16%)
Mentor Corp	35,351	597	Basic Energy Services Inc (a)	24,226	331
Osteotech Inc (a)	18,636	59	CARBO Ceramics Inc	21,365	925
PSS World Medical Inc (a)	65,107	1,181	Hornbeck Offshore Services Inc (a)	24,082	573
West Pharmaceutical Services Inc	34,032	1,359	Matrix Service Co (a)	27,279	334
Zoll Medical Corp (a)	22,013	530	SEACOR Holdings Inc (a)	21,822	1,466

		7,820	Superior Well Services Inc (a)	17,279	289

			Tetra Technologies Inc (a)	78,288	545

Metal - Aluminum (0.13%)
					4,463

Century Aluminum Co (a)	38,503	484
			Oil & Gas Drilling (0.52%)
			Atwood Oceanics Inc (a)	58,305	1,602

See accompanying notes

563

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Property & Casualty Insurance (continued)
Pioneer Drilling Co (a)	52,112 $	404	Navigators Group Inc (a)	13,881 $	701

		2,006	ProAssurance Corp (a)	35,055	1,926

Oil Company - Exploration & Production (1.60%)			RLI Corp	18,550	1,065
Penn Virginia Corp	43,788	1,627	Safety Insurance Group Inc	17,047	648
Petroleum Development Corp (a)	15,544	322	Selective Insurance Group	55,138	1,310
Petroquest Energy Inc (a)	45,401	452	Stewart Information Services Corp	18,993	315
St Mary Land & Exploration Co	65,080	1,620	Tower Group Inc	21,232	446
Stone Energy Corp (a)	36,168	1,097	Zenith National Insurance Corp	38,987	1,281

Swift Energy Co (a)	32,286	1,036			8,490

		6,154	Protection - Safety (0.14%)

Oil Field Machinery & Equipment (0.61%)			Landauer Inc	9,741	527
Dril-Quip Inc (a)	31,959	789	Publicly Traded Investment Fund (0.09%)
Gulf Island Fabrication Inc	14,944	295	iShares S&P SmallCap 600 Index Fund	7,000	335
Lufkin Industries Inc	15,579	815
NATCO Group Inc (a)	21,130	447	Publishing - Newspapers (0.02%)

		2,346	AH Belo Corp	18,434	61

Paper & Related Products (0.29%)
Buckeye Technologies Inc (a)	40,987	241	Real Estate Operator & Developer (0.08%)
Neenah Paper Inc	15,274	138	Forestar Real Estate Group Inc (a)	37,342	327
Schweitzer-Mauduit International Inc	16,399	274	Recreational Vehicles (0.32%)
Wausau Paper Corp	51,074	473	Arctic Cat Inc	12,481	95

		1,126	Polaris Industries Inc	33,988	1,144

Pharmacy Services (0.17%)					1,239

Catalyst Health Solutions Inc (a)	39,812	672	REITS - Apartments (0.88%)
			Home Properties Inc	33,409	1,353
Physical Therapy & Rehabilitation Centers (0.08%)
RehabCare Group Inc (a)	18,883	323	Mid-America Apartment Communities Inc	28,781	1,014
			Post Properties Inc	46,185	1,031

Physician Practice Management (0.57%)					3,398

Healthways Inc (a)	35,155	355	REITS - Diversified (0.80%)
Pediatrix Medical Group Inc (a)	47,728	1,845	Colonial Properties Trust	50,116	528

		2,200	Entertainment Properties Trust	34,395	1,288

Poultry (0.15%)			Lexington Realty Trust	67,609	543
Sanderson Farms Inc	18,259	570	PS Business Parks Inc	15,618	707

					3,066

Power Converter & Supply Equipment (0.17%)			REITS - Healthcare (0.88%)
Advanced Energy Industries Inc (a)	34,110	364	LTC Properties Inc	24,173	584
C&D Technologies Inc (a)	26,930	94	Medical Properties Trust Inc	69,435	513
Magnetek Inc (a)	32,049	69	Senior Housing Properties Trust	119,831	2,297

Vicor Corp	20,499	143			3,394

		670

			REITS - Hotels (0.28%)
Printing - Commercial (0.10%)			DiamondRock Hospitality Co	96,475	500
Bowne & Co Inc	28,222	220	LaSalle Hotel Properties	42,336	596

Consolidated Graphics Inc (a)	11,665	152			1,096

		372

			REITS - Office Property (0.66%)
Property & Casualty Insurance (2.20%)			BioMed Realty Trust Inc	82,917	1,165
Infinity Property & Casualty Corp	16,022	638	Kilroy Realty Corp	34,176	1,099
LandAmerica Financial Group Inc	16,203	160

See accompanying notes		564

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Office Property (continued)			Retail - Apparel & Shoe (continued)
Parkway Properties Inc/MD	16,003 $	276	Tween Brands Inc (a)	25,925 $	221

		2,540			7,298

REITS - Regional Malls (0.14%)			Retail - Auto Parts (0.06%)
Pennsylvania Real Estate Investment Trust	41,638	527	PEP Boys-Manny Moe & Jack	46,375	223

REITS - Shopping Centers (0.91%)			Retail - Automobile (0.12%)
Acadia Realty Trust	33,861	612	Group 1 Automotive Inc	24,356	245
Cedar Shopping Centers Inc	46,564	445	Lithia Motors Inc	17,195	70
Inland Real Estate Corp	60,220	690	Sonic Automotive Inc	29,367	151

Kite Realty Group Trust	35,502	216			466

Tanger Factory Outlet Centers	33,097	1,197	Retail - Convenience Store (0.42%)
Urstadt Biddle Properties Inc	22,304	365	Casey's General Stores Inc	53,145	1,605

		3,525

REITS - Single Tenant (0.36%)			Retail - Discount (0.22%)
National Retail Properties Inc	77,428	1,381	Fred's Inc	41,806	512
			HSN Inc (a)	40,844	251
REITS - Storage (0.45%)			Tuesday Morning Corp	31,513	71

Extra Space Storage Inc	85,757	987			834

Sovran Self Storage Inc	22,975	746	Retail - Fabric Store (0.13%)

		1,733	Jo-Ann Stores Inc (a)	26,572	509

REITS - Warehouse & Industrial (0.23%)
EastGroup Properties Inc	26,222	878	Retail - Gardening Products (0.36%)
			Tractor Supply Co (a)	33,554	1,394
Rental - Auto & Equipment (0.36%)
Aaron Rents Inc	55,801	1,383	Retail - Home Furnishings (0.05%)
			Haverty Furniture Cos Inc	19,407	191
Research & Development (0.23%)
Kendle International Inc (a)	13,864	250	Retail - Jewelry (0.15%)
Parexel International Corp (a)	57,756	601	Zale Corp (a)	33,363	569
PharmaNet Development Group Inc (a)	20,377	33

			Retail - Leisure Products (0.01%)
		884

			MarineMax Inc (a)	19,281	45
Retail - Apparel & Shoe (1.89%)
Brown Shoe Co Inc	44,304	467	Retail - Office Supplies (0.17%)
Buckle Inc/The	24,525	646	OfficeMax Inc	79,478	640
Cato Corp/The	30,945	480
Charlotte Russe Holding Inc (a)	21,846	185	Retail - Pawn Shops (0.39%)
Childrens Place Retail Stores Inc/The (a)	25,251	844	Cash America International Inc	30,424	1,076
Christopher & Banks Corp	37,068	193	First Cash Financial Services Inc (a)	26,922	414

Dress Barn Inc (a)	47,349	453			1,490

Finish Line	57,401	549	Retail - Pet Food & Supplies (0.11%)
Genesco Inc (a)	20,072	498	PetMed Express Inc (a)	24,809	438
Gymboree Corp (a)	30,354	785
HOT Topic Inc (a)	45,810	297	Retail - Petroleum Products (0.17%)
JOS A Bank Clothiers Inc (a)	19,033	485	World Fuel Services Corp	30,624	656
Men's Wearhouse Inc	54,038	826
			Retail - Restaurants (2.14%)
Stage Stores Inc	40,494	312	Buffalo Wild Wings Inc (a)	18,654	527
Stein Mart Inc	26,581	57	California Pizza Kitchen Inc (a)	25,677	251
			CBRL Group Inc	23,183	462

See accompanying notes

565

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Semiconductor Component - Integrated
CEC Entertainment Inc (a)	23,699 $	609	Circuits (continued)
CKE Restaurants Inc	54,884	466	TriQuint Semiconductor Inc (a)	151,469 $	678

DineEquity Inc	16,122	291			2,778

Jack in the Box Inc (a)	59,353	1,193	Semiconductor Equipment (1.38%)
Landry's Restaurants Inc	13,011	163	ATMI Inc (a)	32,710	398
O'Charleys Inc	22,283	167	Axcelis Technologies Inc (a)	107,845	47
Panera Bread Co (a)	31,876	1,438	Brooks Automation Inc (a)	66,560	456
Papa John's International Inc (a)	22,649	511	Cabot Microelectronics Corp (a)	24,346	700
PF Chang's China Bistro Inc (a)	24,885	509	Cohu Inc	24,297	344
Red Robin Gourmet Burgers Inc (a)	17,682	269	Kulicke & Soffa Industries Inc (a)	56,122	165
Ruby Tuesday Inc (a)	55,247	133	MKS Instruments Inc (a)	51,496	955
Ruth's Hospitality Group Inc (a)	21,211	49	Photronics Inc (a)	43,966	30
Sonic Corp (a)	63,144	676	Rudolph Technologies Inc (a)	32,061	107
Steak N Shake Co/The (a)	29,929	154	Ultratech Inc (a)	24,572	371
Texas Roadhouse Inc (a)	55,033	386	Varian Semiconductor Equipment Associates

		8,254	Inc (a)	76,013	1,491

			Veeco Instruments Inc (a)	33,667	261

Retail - Sporting Goods (0.31%)					5,325

Big 5 Sporting Goods Corp	22,551	142
Cabela's Inc (a)	41,070	326	Steel - Producers (0.06%)
Hibbett Sports Inc (a)	29,800	531	Olympic Steel Inc	9,436	216
Zumiez Inc (a)	20,925	204

			Steel - Specialty (0.02%)

		1,203	Material Sciences Corp (a)	12,389	61

Retirement & Aged Care (0.04%)
Sunrise Senior Living Inc (a)	47,474	143	Steel Pipe & Tube (0.26%)
			Valmont Industries Inc	18,328	1,004
Rubber & Plastic Products (0.08%)
Myers Industries Inc	29,495	312	Storage & Warehousing (0.16%)
			Mobile Mini Inc (a)	36,474	613
Savings & Loans - Thrifts (0.43%)
Anchor Bancorp Wisconsin Inc	18,886	107	Telecommunication Equipment (0.93%)
BankAtlantic Bancorp Inc	8,601	53	Applied Signal Technology Inc	13,351	239
Brookline Bancorp Inc	61,093	715	Arris Group Inc (a)	128,486	888
Dime Community Bancshares	27,546	460	Comtech Telecommunications Corp (a)	25,384	1,229
FirstFed Financial Corp (a)	12,462	111	Network Equipment Technologies Inc (a)	30,232	83
Flagstar Bancorp Inc	52,999	101	Symmetricom Inc (a)	47,038	209
Guaranty Financial Group Inc (a)	46,681	95	Tekelec (a)	68,901	875

		1,642	Tollgrade Communications Inc (a)	13,898	61

					3,584

Schools (0.10%)
Universal Technical Institute Inc (a)	22,583	373	Telecommunication Equipment - Fiber Optics (0.18%)
			Harmonic Inc (a)	99,197	705
Seismic Data Collection (0.15%)
ION Geophysical Corp (a)	89,907	590	Telecommunication Services (0.10%)
			Fairpoint Communications Inc	93,175	371
Semiconductor Component - Integrated Circuits (0.72%)
Cypress Semiconductor Corp (a)	158,661	795	Telephone - Integrated (0.09%)
Exar Corp (a)	44,701	299	General Communication Inc (a)	46,223	355
Micrel Inc	51,621	379
Pericom Semiconductor Corp (a)	26,511	207	Textile - Apparel (0.03%)
Standard Microsystems Corp (a)	23,300	420	Perry Ellis International Inc (a)	12,372	121

See accompanying notes

566

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (3.84%)
Therapeutics (0.02%)			Money Center Banks (3.84%)
Theragenics Corp (a)	34,799 $	68	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%;
Tobacco (0.08%)			dated 10/31/2008 maturing 11/03/2008
Alliance One International Inc (a)	93,024	311	(collateralized by Sovereign Agency
			Issues; $7,626,000; 2.75% - 5.38%; dated
			11/28/08 - 02/13/17)	$ 7,403 $	7,404
Toys (0.17%)			Investment in Joint Trading Account;
Jakks Pacific Inc (a)	28,710	642	Morgan Stanley Repurchase Agreement;
			0.15%; dated 10/31/2008 maturing
Transport - Marine (0.50%)			11/03/2008 (collateralized by Sovereign
Kirby Corp (a)	56,557	1,941	Agency Issues; $7,626,000; 2.63% -
			4.63%; dated 09/09/09 - 06/12/15)	7,403	7,403

Transport - Services (0.52%)					14,807

Bristow Group Inc (a)	30,444	754	TOTAL REPURCHASE AGREEMENTS	$ 14,807

HUB Group Inc (a)	39,417	1,240

		1,994	Total Investments	$ 381,029

			Other Assets in Excess of Liabilities, Net - 1.12%		4,303

Transport - Truck (1.67%)			TOTAL NET ASSETS - 100.00%	$ 385,332

Arkansas Best Corp	26,468	772
Forward Air Corp	30,255	792
Heartland Express Inc	58,374	895	(a) Non-Income Producing Security
Knight Transportation Inc	60,982	970
Landstar System Inc	55,423	2,139	Unrealized Appreciation (Depreciation)
Old Dominion Freight Line Inc (a)	28,878	876	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

		6,444	of investments held by the fund as of the period end were as follows:

Travel Services (0.08%)			Unrealized Appreciation	$ 23,090
Interval Leisure Group Inc (a)	40,844	296	Unrealized Depreciation		(176,977)

			Net Unrealized Appreciation (Depreciation)		(153,887)
Vitamins & Nutrition Products (0.02%)			Cost for federal income tax purposes		534,916
Mannatech Inc	16,340	65	All dollar amounts are shown in thousands (000's)

Water (0.16%)			Portfolio Summary (unaudited)

American States Water Co	18,059	618
			Sector		Percent

Web Portals (0.16%)			Financial		22.27%
			Industrial		18.84%
United Online Inc	85,022	629	Consumer, Non-cyclical		18.65%
			Consumer, Cyclical		13.97%
Wire & Cable Products (0.24%)			Technology		8.99%
Belden Inc	45,124	940	Utilities		5.54%
			Energy		4.16%
Wireless Equipment (0.27%)			Communications		4.03%
			Basic Materials		2.34%
EMS Technologies Inc (a)	16,389	342	Exchange Traded Funds		0.09%
Novatel Wireless Inc (a)	33,167	173	Other Assets in Excess of Liabilities, Net		1.12%

Viasat Inc (a)	28,299	516	TOTAL NET ASSETS		100.00%

		1,031	Other Assets Summary (unaudited)

TOTAL COMMON STOCKS	$ 366,222		Asset Type		Percent

			Futures		4.04%

See accompanying notes

567

	Schedule of Investments
	SmallCap S&P 600 Index Fund
	October 31, 2008

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000; December 2008	Buy	48	$ 12,552	$ 12,876	$ 324
S&P SmallCap 600 eMini; December 2008	Buy	94	3,515	2,706	(809)
All dollar amounts are shown in thousands (000's)

See accompanying notes

568

Schedule of Investments
SmallCap Value Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.59%)			COMMON STOCKS (continued)
Advertising Services (0.32%)			Commercial Banks (continued)
inVentiv Health Inc (a)	148,920 $	1,410	Southwest Bancorp Inc/Stillwater OK	164,670 $	2,385
			Sterling Bancshares Inc/TX	450,180	3,584
Aerospace & Defense (1.15%)			Susquehanna Bancshares Inc	105,340	1,632
Esterline Technologies Corp (a)	87,690	3,161	SVB Financial Group (a)	86,790	4,465

Spirit Aerosystems Holdings Inc (a)	120,690	1,947			62,058

		5,108

			Computer Services (0.41%)
Aerospace & Defense Equipment (2.03%)			Ness Technologies Inc (a)	243,290	1,798
BE Aerospace Inc (a)	131,450	1,692
Moog Inc (a)	97,860	3,437	Computer Software (0.73%)
Triumph Group Inc	88,380	3,876	Double-Take Software Inc (a)	233,250	1,726

		9,005	Omniture Inc (a)	131,390	1,511

Airlines (0.99%)					3,237

Republic Airways Holdings Inc (a)	293,370	4,386	Computers - Integrated Systems (0.60%)
			NCI Inc (a)	112,070	2,667
Apparel Manufacturers (1.03%)
G-III Apparel Group Ltd (a)	185,780	2,566	Consulting Services (0.60%)
Volcom Inc (a)	154,230	1,994	FTI Consulting Inc (a)	45,380	2,643

		4,560

			Consumer Products - Miscellaneous (0.85%)
Applications Software (1.31%)			Jarden Corp (a)	210,360	3,744
Progress Software Corp (a)	109,360	2,509
Quest Software Inc (a)	247,670	3,281	Containers - Paper & Plastic (0.85%)

		5,790	Rock-Tenn Co	123,980	3,770

Auto/Truck Parts & Equipment - Replacement (0.46%)
ATC Technology Corp/IL (a)	92,647	2,032	Diagnostic Kits (0.80%)
			Inverness Medical Innovations Inc (a)	102,130	1,956
Building - Heavy Construction (0.49%)			Meridian Bioscience Inc	63,670	1,565

Perini Corp (a)	114,570	2,179			3,521

			Distribution & Wholesale (0.61%)
Chemicals - Diversified (0.31%)			Fossil Inc (a)	148,220	2,690
Rockwood Holdings Inc (a)	110,940	1,370
			Diversified Manufacturing Operations (2.52%)
Chemicals - Specialty (1.24%)			Ameron International Corp	30,670	1,441
Arch Chemicals Inc	83,530	2,370	AZZ Inc (a)	89,150	2,601
Sensient Technologies Corp	124,080	3,130	Barnes Group Inc	133,780	1,941

		5,500	EnPro Industries Inc (a)	98,990	2,199

Commercial Banks (14.01%)			Koppers Holdings Inc	126,090	3,000

Bancfirst Corp	91,160	4,595			11,182

Bank of the Ozarks Inc	123,911	3,767
			Electric - Integrated (3.76%)
City Holding Co	110,354	4,617	Avista Corp	162,830	3,234
Community Trust Bancorp Inc	111,981	3,738	Empire District Electric Co/The	183,060	3,517
CVB Financial Corp	205,560	2,602	Portland General Electric Co	145,392	2,983
First Financial Bankshares Inc	90,590	4,909	UIL Holdings Corp	121,440	4,007
First Midwest Bancorp Inc/IL	114,590	2,545	Westar Energy Inc	150,270	2,929

FirstMerit Corp	188,680	4,400			16,670

Integra Bank Corp	236,170	1,424
MainSource Financial Group Inc	246,990	4,411	Electric Products - Miscellaneous (0.36%)
National Penn Bancshares Inc	320,370	5,427	GrafTech International Ltd (a)	199,180	1,615
S&T Bancorp Inc	125,140	4,267
SCBT Financial Corp	97,089	3,290

See accompanying notes		569

Schedule of Investments
SmallCap Value Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous (1.72%)			Instruments - Controls (0.63%)
Daktronics Inc	148,140 $	1,476	Watts Water Technologies Inc	104,730 $	2,768
Gentex Corp	162,620	1,560
Methode Electronics Inc	300,940	2,284	Internet Application Software (0.47%)
Plexus Corp (a)	123,920	2,312	RealNetworks Inc (a)	488,460	2,091

		7,632

			Internet Infrastructure Equipment (0.63%)
Electronic Components - Semiconductors (0.45%)			Avocent Corp (a)	185,650	2,789
PMC - Sierra Inc (a)	421,640	1,973
			Intimate Apparel (0.39%)
Electronic Measurement Instruments (0.52%)			Warnaco Group Inc/The (a)	58,210	1,735
Analogic Corp	51,970	2,295
			Investment Companies (0.46%)
Engineering - Research & Development Services (0.61%)			Apollo Investment Corp	154,350	2,034
EMCOR Group Inc (a)	151,100	2,685
			Leisure & Recreation Products (0.58%)
Engines - Internal Combustion (0.58%)			WMS Industries Inc (a)	101,845	2,546
Briggs & Stratton Corp	162,520	2,561
			Life & Health Insurance (0.31%)
Enterprise Software & Services (2.19%)			Protective Life Corp	164,910	1,377
JDA Software Group Inc (a)	149,850	2,140
Lawson Software Inc (a)	367,570	1,955	Machinery - General Industry (0.41%)
Mantech International Corp (a)	50,837	2,742	Robbins & Myers Inc	89,290	1,822
SYNNEX Corp (a)	186,890	2,884

		9,721	Medical - Biomedical/Gene (1.18%)

			Celera Corp (a)	320,660	3,627
Finance - Investment Banker & Broker (1.55%)			Incyte Corp (a)	381,510	1,583

Investment Technology Group Inc (a)	101,310	2,068			5,210

Stifel Financial Corp (a)	109,660	4,786

		6,854	Medical - Drugs (0.45%)

			Viropharma Inc (a)	157,890	1,980
Food - Canned (0.88%)
TreeHouse Foods Inc (a)	128,310	3,883	Medical - Nursing Homes (0.63%)
			Skilled Healthcare Group Inc (a)	228,890	2,811
Food - Miscellaneous/Diversified (0.99%)
Ralcorp Holdings Inc (a)	64,790	4,385	Medical - Outpatient & Home Medical Care (0.86%)
			LHC Group Inc (a)	108,430	3,825
Food - Retail (0.77%)
Ruddick Corp	119,730	3,429	Medical Products (0.75%)
			Zoll Medical Corp (a)	138,730	3,341
Food - Wholesale & Distribution (1.82%)
Fresh Del Monte Produce Inc (a)	182,590	3,854	Metal - Aluminum (0.46%)
Spartan Stores Inc	156,240	4,217	Kaiser Aluminum Corp	60,640	2,035

		8,071

			Miscellaneous Manufacturers (0.48%)
Footwear & Related Apparel (1.23%)			Aptargroup Inc	69,520	2,108
Iconix Brand Group Inc (a)	299,830	3,265
Skechers U.S.A. Inc (a)	162,240	2,203	Multi-Line Insurance (0.43%)

		5,468	United Fire & Casualty Co	82,943	1,922

Gas - Distribution (2.73%)
Nicor Inc	71,170	3,289	Networking Products (0.46%)
Northwest Natural Gas Co	86,680	4,410	Anixter International Inc (a)	60,180	2,023
South Jersey Industries Inc	129,380	4,408	Oil - Field Services (1.63%)

		12,107	Hornbeck Offshore Services Inc (a)	87,540	2,084

See accompanying notes

570

Schedule of Investments
SmallCap Value Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Research & Development (0.31%)
Newpark Resources (a)	582,290 $	3,348	Parexel International Corp (a)	133,270 $	1,386
Oil States International Inc (a)	77,530	1,793

		7,225	Retail - Apparel & Shoe (1.01%)

			Dress Barn Inc (a)	291,800	2,790
Oil & Gas Drilling (0.56%)			JOS A Bank Clothiers Inc (a)	66,490	1,693

Atwood Oceanics Inc (a)	90,470	2,486			4,483

Oil Company - Exploration & Production (2.19%)			Retail - Fabric Store (0.69%)
Berry Petroleum Co	57,130	1,331	Jo-Ann Stores Inc (a)	159,600	3,058
Brigham Exploration Co (a)	237,480	1,862
Mariner Energy Inc (a)	164,930	2,373	Retail - Gardening Products (0.49%)
Petroquest Energy Inc (a)	179,800	1,789	Tractor Supply Co (a)	51,850	2,155
St Mary Land & Exploration Co	94,800	2,360

			Retail - Restaurants (1.43%)
		9,715

			Buffalo Wild Wings Inc (a)	64,800	1,832
Private Corrections (0.71%)			Jack in the Box Inc (a)	166,870	3,354
Cornell Cos Inc (a)	137,110	3,122	Red Robin Gourmet Burgers Inc (a)	75,810	1,152

					6,338

Property & Casualty Insurance (3.87%)
American Physicians Capital Inc	112,355	4,596	Retail - Sporting Goods (0.43%)
Amerisafe Inc (a)	278,970	4,809	Dick's Sporting Goods Inc (a)	124,730	1,911
First Mercury Financial Corp (a)	192,814	2,081
			Savings & Loans - Thrifts (2.03%)
Harleysville Group Inc	76,009	2,400
			Dime Community Bancshares	225,670	3,768
Navigators Group Inc (a)	64,100	3,238

			Flushing Financial Corp	242,631	3,773
		17,124

			Investors Bancorp Inc (a)	99,700	1,432

Reinsurance (1.04%)					8,973

IPC Holdings Ltd	167,360	4,621
			Semiconductor Component - Integrated Circuits (1.63%)
REITS - Apartments (0.50%)			Emulex Corp (a)	298,060	2,831
Post Properties Inc	99,850	2,229	Pericom Semiconductor Corp (a)	272,400	2,125
			Standard Microsystems Corp (a)	126,130	2,272

REITS - Diversified (0.97%)					7,228

Entertainment Properties Trust	114,223	4,278	Semiconductor Equipment (0.38%)
			ATMI Inc (a)	137,290	1,670
REITS - Healthcare (1.98%)
Nationwide Health Properties Inc	147,250	4,394	Steel - Producers (0.34%)
Senior Housing Properties Trust	228,780	4,386	Schnitzer Steel Industries Inc	56,070	1,510

		8,780

REITS - Office Property (1.65%)			Steel - Specialty (0.56%)
BioMed Realty Trust Inc	187,960	2,641	Universal Stainless & Alloy (a)	135,717	2,501
Corporate Office Properties Trust SBI MD	150,460	4,678

			Steel Pipe & Tube (0.95%)
		7,319

			Northwest Pipe Co (a)	75,560	2,171
REITS - Regional Malls (0.60%)			Valmont Industries Inc	36,850	2,019

Taubman Centers Inc	80,350	2,669			4,190

REITS - Shopping Centers (2.26%)			Telecommunication Equipment (1.11%)
Inland Real Estate Corp	431,800	4,949	ADC Telecommunications Inc (a)	315,150	1,998
Urstadt Biddle Properties Inc	309,109	5,063	Comtech Telecommunications Corp (a)	59,835	2,897

		10,012			4,895

See accompanying notes

571

Schedule of Investments
SmallCap Value Fund
October 31, 2008

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 18,854
Telecommunication Equipment - Fiber Optics (0.61%)			Unrealized Depreciation	(125,437)

Harmonic Inc (a)	379,540 $	2,699	Net Unrealized Appreciation (Depreciation)	(106,583)
			Cost for federal income tax purposes	551,140
Telephone - Integrated (0.81%)			All dollar amounts are shown in thousands (000's)
Alaska Communications Systems Group Inc	383,583	3,583
			Portfolio Summary (unaudited)

Toys (0.62%)			Sector	Percent

Jakks Pacific Inc (a)	123,110	2,754	Financial	36.44%
			Industrial	15.71%
Transport - Marine (0.39%)			Consumer, Non-cyclical	11.59%
Eagle Bulk Shipping Inc	171,180	1,707	Consumer, Cyclical	9.96%
			Technology	7.70%
Transport - Services (0.66%)			Utilities	7.26%
			Communications	4.40%
HUB Group Inc (a)	93,240	2,932	Energy	4.39%
			Basic Materials	2.92%
Transport - Truck (0.79%)			Liabilities in Excess of Other Assets, Net	(0.37%)

Old Dominion Freight Line Inc (a)	115,800	3,513	TOTAL NET ASSETS	100.00%

Water (0.77%)
American Water Works Co Inc	167,760	3,402

Wire & Cable Products (0.57%)
Belden Inc	120,690	2,515

TOTAL COMMON STOCKS		$ 423,399

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (4.30%)
Commercial Paper (4.30%)
Investment in Joint Trading Account; HSBC
Funding
0.25%, 11/ 3/2008	$ 9,512 $	9,512
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	9,512	9,512

		19,024

TOTAL SHORT TERM INVESTMENTS		$ 19,024

REPURCHASE AGREEMENTS (0.48%)
Money Center Banks (0.48%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%;
dated 10/31/2008 maturing 11/03/2008
(collateralized by Sovereign Agency
Issues; $2,198,000; 2.75% - 5.38%; dated
11/28/08 - 02/13/17)	$ 2,134 $	2,134

TOTAL REPURCHASE AGREEMENTS		$ 2,134

Total Investments		$ 444,557
Liabilities in Excess of Other Assets, Net - (0.37)%		(1,627)

TOTAL NET ASSETS - 100.00%		$ 442,930

(a) Non-Income Producing Security

See accompanying notes

572

Schedule of Investments
SmallCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.61%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.37%)			Building - Heavy Construction (continued)
Ceradyne Inc (a)	51,000 $	1,198	Perini Corp (a)	22,250 $	423

					858

Aerospace & Defense (0.21%)
Esterline Technologies Corp (a)	18,400	663	Building & Construction - Miscellaneous (0.26%)
			Dycom Industries Inc (a)	53,600	476
Aerospace & Defense Equipment (0.81%)			Layne Christensen Co (a)	13,050	343

Curtiss-Wright Corp	21,300	786			819

Ducommun Inc	16,300	329	Building & Construction Products -
Heico Corp	18,700	719	Miscellaneous (0.66%)
Moog Inc (a)	9,850	346	Gibraltar Industries Inc	68,400	906
Triumph Group Inc	9,200	404	NCI Building Systems Inc (a)	47,800	890

		2,584	Quanex Building Products Corp	35,025	321

					2,117

Agricultural Operations (0.22%)
Andersons Inc/The	26,000	692	Building Products - Air & Heating (0.40%)
			Comfort Systems USA Inc	137,950	1,287
Airlines (0.74%)
Hawaiian Holdings Inc (a)	52,000	364	Building Products - Doors & Windows (0.13%)
Republic Airways Holdings Inc (a)	81,100	1,212	Apogee Enterprises Inc	42,050	415
Skywest Inc	52,300	806

		2,382	Building Products - Wood (0.18%)

			Universal Forest Products Inc	24,900	589
Apparel Manufacturers (0.13%)
Maidenform Brands Inc (a)	33,000	362	Cellular Telecommunications (0.40%)
Oxford Industries Inc	2,700	37	Centennial Communications Corp (a)	70,500	251
Quiksilver Inc (a)	10,900	28	Syniverse Holdings Inc (a)	55,500	1,043

		427			1,294

Applications Software (0.25%)			Chemicals - Diversified (0.43%)
American Reprographics Co (a)	25,250	268	Innophos Holdings Inc	9,100	243
Progress Software Corp (a)	14,600	335	Innospec Inc	19,900	174
Quest Software Inc (a)	15,900	211	Olin Corp	37,450	680

		814	Rockwood Holdings Inc (a)	23,600	292

Auto/Truck Parts & Equipment - Original (0.10%)					1,389

American Axle & Manufacturing Holdings			Chemicals - Plastics (0.17%)
Inc	13,100	47	Schulman A Inc	22,000	394
Lear Corp (a)	88,000	177	Spartech Corp	25,000	159

Tenneco Inc (a)	18,500	91			553

		315

			Chemicals - Specialty (1.78%)
Auto/Truck Parts & Equipment - Replacement (0.49%)			Ashland Inc	28,900	653
ATC Technology Corp/IL (a)	70,950	1,556	Ferro Corp	24,400	378
Commercial Vehicle Group Inc (a)	9,600	13	HB Fuller Co	45,700	807

		1,569	Hercules Inc	72,700	1,222

Beverages - Non-Alcoholic (0.11%)			Minerals Technologies Inc	6,900	392
Hansen Natural Corp (a)	13,400	339	NewMarket Corp	11,100	418
			OM Group Inc (a)	11,100	237
Broadcasting Services & Programming (0.08%)			Sensient Technologies Corp	43,500	1,097
DG FastChannel Inc (a)	14,500	257	WR Grace & Co (a)	26,600	240
			Zep Inc	13,250	279

Building - Heavy Construction (0.27%)					5,723

Granite Construction Inc	12,200	435

See accompanying notes

573

Schedule of Investments
SmallCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Circuit Boards (0.31%)			Commercial Banks (continued)
Park Electrochemical Corp	23,850 $	516	NBT Bancorp Inc	25,100 $	700
TTM Technologies Inc (a)	68,300	489	Old National Bancorp/IN	55,300	1,047

		1,005	Old Second Bancorp Inc	3,200	43

Collectibles (0.13%)			Oriental Financial Group Inc	60,500	983
RC2 Corp (a)	33,300	423	Pacific Capital Bancorp NA	54,600	1,072
			PacWest Bancorp	11,200	280
Commercial Banks (13.32%)			Peoples Bancorp Inc/OH	11,930	228
1st Source Corp	11,390	244	Prosperity Bancshares Inc	21,500	714
Amcore Financial Inc	12,567	58	Provident Bankshares Corp	35,900	383
Ameris Bancorp	15,260	168	Renasant Corp	18,150	380
Bancfirst Corp	6,400	323	Republic Bancorp Inc/KY	9,658	222
Banco Latinoamericano de Exportaciones SA	21,000	223	S&T Bancorp Inc	33,000	1,125
Bank of the Ozarks Inc	12,900	392	SCBT Financial Corp	987	33
Banner Corp	5,200	66	Sierra Bancorp	10,400	208
Cathay General Bancorp	11,500	282	Simmons First National Corp	9,700	301
Central Pacific Financial Corp	34,800	543	Southside Bancshares Inc	16,800	405
Chemical Financial Corp	15,856	417	Southwest Bancorp Inc/Stillwater OK	33,900	491
Citizens Republic Bancorp Inc	16,474	49	StellarOne Corp	2,060	35
City Bank/Lynnwood WA	18,350	189	Sterling Bancorp/NY	26,850	421
City Holding Co	31,000	1,297	Sterling Bancshares Inc/TX	151,700	1,208
Colonial BancGroup Inc/The	108,300	443	Sterling Financial Corp/WA	71,493	607
Columbia Banking System Inc	19,035	303	Suffolk Bancorp	5,200	169
Community Bank System Inc	49,200	1,228	Susquehanna Bancshares Inc	43,000	666
Community Trust Bancorp Inc	30,387	1,014	SVB Financial Group (a)	22,000	1,132
CVB Financial Corp	265,110	3,356	Trico Bancshares	12,100	261
East West Bancorp Inc	27,600	479	UCBH Holdings Inc	51,900	274
Farmers Capital Bank Corp	6,100	121	UMB Financial Corp	21,700	984
First Bancorp/Puerto Rico	59,700	610	Umpqua Holdings Corp	50,931	867
First Bancorp/Troy NC	7,200	126	Union Bankshares Corp/VA	5,700	136
First Commonwealth Financial Corp	69,900	773	United Bankshares Inc	9,300	297
First Community Bancshares Inc/VA	11,000	344	United Community Banks Inc/GA	30,835	405
First Merchants Corp	12,300	271	Washington Trust Bancorp Inc	12,200	260
First South Bancorp Inc/Washington NC	2,600	37	West Bancorporation Inc	7,900	99
FirstMerit Corp	92,400	2,155	West Coast Bancorp/OR	35,300	308
FNB Corp/PA	85,650	1,122	Westamerica Bancorporation	11,350	650
Glacier Bancorp Inc	51,250	1,034	Wilshire Bancorp Inc	19,600	216
Green Bankshares Inc	21,000	415	Yadkin Valley Financial Corp	1,900	28

Hancock Holding Co	14,600	645			42,701

Hanmi Financial Corp	112,000	448	Commercial Services (0.08%)
Heartland Financial USA Inc	5,700	135	Live Nation Inc (a)	23,300	262
Heritage Commerce Corp	3,200	41
IBERIABANK Corp	28,475	1,450	Commercial Services - Finance (0.91%)
Independent Bank Corp/Rockland MA	31,400	903	Advance America Cash Advance Centers Inc	33,400	89
Integra Bank Corp	17,600	106	Deluxe Corp	135,850	1,652
Lakeland Bancorp Inc	18,700	206	Dollar Financial Corp (a)	49,984	581
Lakeland Financial Corp	11,500	258	Global Cash Access Holdings Inc (a)	55,300	156
MainSource Financial Group Inc	21,552	385	Heartland Payment Systems Inc	25,200	439

Nara Bancorp Inc	25,100	276			2,917

National Penn Bancshares Inc	125,635	2,128

See accompanying notes

574

Schedule of Investments SmallCap Value Fund I October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Communications Software (0.04%)			Containers - Paper & Plastic (0.66%)
Digi International Inc (a)	13,000 $	133	Pactiv Corp (a)	15,650 $	369
			Rock-Tenn Co	57,000	1,733

Computer Aided Design (0.28%)					2,102

Aspen Technology Inc (a)	75,000	587
Parametric Technology Corp (a)	23,540	306	Cosmetics & Toiletries (0.29%)

		893	Bare Escentuals Inc (a)	77,300	323

			Elizabeth Arden Inc (a)	34,950	604

Computer Services (1.33%)					927

Ciber Inc (a)	42,200	228
COMSYS IT Partners Inc (a)	15,300	93	Data Processing & Management (0.11%)
IKON Office Solutions Inc	92,500	1,594	CSG Systems International Inc (a)	19,200	319
Insight Enterprises Inc (a)	76,100	740	infoGROUP Inc	5,800	26

Perot Systems Corp (a)	75,650	1,089			345

SI International Inc (a)	6,300	181	Decision Support Software (0.02%)
SYKES Enterprises Inc (a)	18,400	294	SPSS Inc (a)	3,400	79
Virtusa Corp (a)	5,600	31

		4,250	Disposable Medical Products (0.24%)

			ICU Medical Inc (a)	23,550	754
Computers (0.14%)
Palm Inc (a)	7,500	30	Distribution & Wholesale (0.58%)
Rackable Systems Inc (a)	57,700	411	Brightpoint Inc (a)	69,500	400

		441	Core-Mark Holding Co Inc (a)	18,100	358

Computers - Memory Devices (0.11%)			School Specialty Inc (a)	1,500	32
Imation Corp	21,000	259	United Stationers Inc (a)	20,100	752
Quantum Corp (a)	154,500	45	Watsco Inc	7,700	316

Silicon Storage Technology Inc (a)	18,600	58			1,858

		362	Diversified Manufacturing Operations (1.87%)

Computers - Peripheral Equipment (0.12%)			Actuant Corp	20,300	364
Electronics for Imaging Inc (a)	35,500	376	Acuity Brands Inc	41,450	1,449
			Ameron International Corp	15,031	706
Consulting Services (0.56%)			AO Smith Corp	12,400	391
CRA International Inc (a)	700	19	AZZ Inc (a)	8,900	260
Forrester Research Inc (a)	5,400	151	Barnes Group Inc	66,000	958
Gartner Inc (a)	33,400	615	EnPro Industries Inc (a)	56,750	1,260
MAXIMUS Inc	3,000	96	Koppers Holdings Inc	26,050	620

Watson Wyatt Worldwide Inc	21,250	902			6,008

		1,783	Diversified Operations (0.07%)

Consumer Products - Miscellaneous (1.29%)			Compass Diversified Holdings	19,600	239
American Greetings Corp	49,900	583
Blyth Inc	43,900	378	Diversified Operations & Commercial Services (0.13%)
Helen of Troy Ltd (a)	56,200	1,011	Viad Corp	19,800	433
Jarden Corp (a)	5,078	90
			Electric - Integrated (3.17%)
Prestige Brands Holdings Inc (a)	30,600	211
			Avista Corp	28,200	560
Tupperware Brands Corp	73,800	1,867

			Cleco Corp	60,750	1,398
		4,140

			El Paso Electric Co (a)	70,750	1,310
Containers - Metal & Glass (0.68%)			Portland General Electric Co	142,700	2,928
Greif Inc	18,900	767	UIL Holdings Corp	15,966	527
Silgan Holdings Inc	30,400	1,415	Unisource Energy Corp	69,300	1,912

		2,182

See accompanying notes

575

Schedule of Investments
SmallCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			E-Services - Consulting (0.08%)
Westar Energy Inc	78,300 $	1,526	Perficient Inc (a)	43,950 $	241

		10,161

			Fiduciary Banks (0.17%)
Electric Products - Miscellaneous (0.27%)			Boston Private Financial Holdings Inc	60,800	537
GrafTech International Ltd (a)	108,200	878
			Finance - Consumer Loans (0.47%)
Electronic Components - Miscellaneous (0.84%)			Encore Capital Group Inc (a)	14,500	136
Benchmark Electronics Inc (a)	91,425	1,096	Nelnet Inc	15,600	228
CTS Corp	68,500	479	Ocwen Financial Corp (a)	30,200	202
Methode Electronics Inc	38,250	290	World Acceptance Corp (a)	50,700	937

OSI Systems Inc (a)	21,950	253			1,503

Plexus Corp (a)	7,900	148
Sanmina-SCI Corp (a)	241,600	181	Finance - Credit Card (0.07%)
Technitrol Inc	40,600	234	Advanta Corp - Class B	33,950	154

		2,681	CompuCredit Corp (a)	26,400	68

					222

Electronic Components - Semiconductors (1.25%)
Amkor Technology Inc (a)	174,500	709	Finance - Investment Banker & Broker (2.05%)
Applied Micro Circuits Corp (a)	39,725	203	Greenhill & Co Inc	8,100	534
DSP Group Inc (a)	12,900	81	Interactive Brokers Group Inc (a)	20,250	433
IXYS Corp	14,800	118	Knight Capital Group Inc (a)	145,900	2,110
Lattice Semiconductor Corp (a)	29,500	55	LaBranche & Co Inc (a)	33,300	207
Macrovision Solutions Corp (a)	7,400	82	optionsXpress Holdings Inc	29,250	519
PMC - Sierra Inc (a)	118,600	555	Penson Worldwide Inc (a)	67,100	479
QLogic Corp (a)	37,450	450	Piper Jaffray Cos (a)	5,300	209
Semtech Corp (a)	17,400	211	Stifel Financial Corp (a)	25,100	1,096
Skyworks Solutions Inc (a)	132,900	948	SWS Group Inc	53,600	995

Zoran Corp (a)	72,650	591			6,582

		4,003	Finance - Leasing Company (0.14%)

Electronic Design Automation (0.09%)			Financial Federal Corp	19,200	444
Mentor Graphics Corp (a)	39,000	286
			Finance - Mortgage Loan/Banker (0.11%)
Electronic Measurement Instruments (0.08%)			Federal Agricultural Mortgage Corp	62,900	365
Analogic Corp	5,650	250
			Finance - Other Services (0.03%)
Engineering - Research & Development Services (0.36%)			BGC Partners Inc	5,600	23
EMCOR Group Inc (a)	65,200	1,159	FCStone Group Inc (a)	12,250	73

					96

Enterprise Software & Services (1.12%)			Financial Guarantee Insurance (0.20%)
JDA Software Group Inc (a)	15,000	214	AMBAC Financial Group Inc	63,200	169
Mantech International Corp (a)	10,500	566	Assured Guaranty Ltd	41,800	470

MedAssets Inc (a)	10,400	150			639

MicroStrategy Inc (a)	7,300	288
Sybase Inc (a)	71,300	1,899	Food - Canned (0.14%)
SYNNEX Corp (a)	31,300	483	Del Monte Foods Co	71,800	453

		3,600	Food - Miscellaneous/Diversified (0.41%)

Entertainment Software (0.06%)			Chiquita Brands International Inc (a)	52,200	713
Take-Two Interactive Software Inc (a)	15,100	179	Ralcorp Holdings Inc (a)	8,900	602

					1,315

See accompanying notes

576

Schedule of Investments

SmallCap Value Fund I

October 31, 2008

	Shares	Value		Shares	Value

	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Food - Retail (0.06%)			Internet Infrastructure Equipment (0.29%)

Ruddick Corp	6,300 $	180	Avocent Corp (a)	61,200 $	919

Food - Wholesale & Distribution (1.21%)			Internet Infrastructure Software (0.24%)

Fresh Del Monte Produce Inc (a)	39,600	836	TIBCO Software Inc (a)	150,300	774

Nash Finch Co	43,200	1,703

Spartan Stores Inc	49,300	1,331	Internet Security (0.14%)

		3,870	SonicWALL Inc (a)	97,800	438

Footwear & Related Apparel (0.78%)			Intimate Apparel (0.14%)

Deckers Outdoor Corp (a)	11,200	950	Warnaco Group Inc/The (a)	14,800	441

Skechers U.S.A. Inc (a)	14,200	193

Steven Madden Ltd (a)	13,950	304	Investment Companies (0.24%)

Timberland Co (a)	47,000	569	MCG Capital Corp	41,000	34

Wolverine World Wide Inc	21,150	497	Patriot Capital Funding Inc	88,911	440

		2,513	Prospect Capital Corp	23,619	297

					771

Funeral Services & Related Items (0.16%)

Stewart Enterprises Inc	99,800	516	Investment Management & Advisory Services (0.31%)

			Calamos Asset Management Inc	23,600	194

Gas - Distribution (3.62%)			Cohen & Steers Inc	26,600	483

Atmos Energy Corp	23,550	572	Waddell & Reed Financial Inc	22,750	330

Laclede Group Inc/The	23,900	1,250			1,007

New Jersey Resources Corp	77,350	2,880
			Lasers - Systems & Components (0.27%)
Nicor Inc	28,500	1,317
			Cymer Inc (a)	21,150	518
Northwest Natural Gas Co	13,850	705
			Electro Scientific Industries Inc (a)	3,500	29
South Jersey Industries Inc	19,900	678
			Newport Corp (a)	15,000	108
Southwest Gas Corp	80,950	2,114
			Rofin-Sinar Technologies Inc (a)	8,900	198

WGL Holdings Inc	65,100	2,096

					853

		11,612

			Life & Health Insurance (0.44%)

Home Furnishings (0.15%)			American Equity Investment Life Holding Co	48,850	221
Ethan Allen Interiors Inc	11,100	199
			Delphi Financial Group Inc	55,675	877
Furniture Brands International Inc	50,700	288

			Phoenix Cos Inc/The	50,350	325

		487

					1,423

Hotels & Motels (0.17%)
			Machinery - Electrical (0.46%)
Choice Hotels International Inc	20,350	556
			Regal-Beloit Corp	45,150	1,470

Human Resources (0.54%)
			Machinery - General Industry (1.51%)
AMN Healthcare Services Inc (a)	16,900	152
			Applied Industrial Technologies Inc	118,725	2,397
Kforce Inc (a)	24,200	190
			Kadant Inc (a)	400	7
Korn/Ferry International (a)	45,000	625
			Robbins & Myers Inc	25,200	514
MPS Group Inc (a)	76,500	596
			Tennant Co	12,100	304
Spherion Corp (a)	56,600	180

			Wabtec Corp	40,600	1,614

		1,743

					4,836

Identification Systems - Development (0.17%)
			Machinery - Material Handling (0.31%)
Checkpoint Systems Inc (a)	42,300	533
			Cascade Corp	11,700	386

Internet Application Software (0.33%)			Columbus McKinnon Corp/NY (a)	43,250	607

Interwoven Inc (a)	63,400	800			993

Vignette Corp (a)	33,300	270	Medical - Biomedical/Gene (0.61%)

		1,070	Alexion Pharmaceuticals Inc (a)	3,100	126

See accompanying notes

577

Schedule of Investments
SmallCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Metal Processors & Fabrication (continued)
Arena Pharmaceuticals Inc (a)	5,300 $	20	Worthington Industries Inc	40,300 $	487

Bio-Rad Laboratories Inc (a)	12,700	1,084			1,591

Celera Corp (a)	12,200	138	Miscellaneous Manufacturers (0.24%)
Protalix BioTherapeutics Inc (a)	21,300	36	Movado Group Inc	51,450	783
Seattle Genetics Inc (a)	12,600	130
United Therapeutics Corp (a)	4,900	427	MRI - Medical Diagnostic Imaging (0.05%)

		1,961	Alliance Imaging Inc (a)	18,500	151

Medical - Drugs (0.49%)
			Multilevel Direct Selling (0.22%)
Auxilium Pharmaceuticals Inc (a)	6,900	136
			Nu Skin Enterprises Inc	53,700	692
Bionovo Inc (a)	36,300	26
Medivation Inc (a)	4,900	92	Multimedia (0.17%)
Rigel Pharmaceuticals Inc (a)	3,900	34	Martha Stewart Living Omnimedia (a)	102,300	535
ULURU Inc (a)	15,100	7
Valeant Pharmaceuticals International (a)	9,400	176	Music (0.10%)
Viropharma Inc (a)	88,200	1,106	Steinway Musical Instruments (a)	13,800	307

		1,577

			Networking Products (1.23%)
Medical - Generic Drugs (0.29%)			3Com Corp (a)	569,100	1,554
Alpharma Inc (a)	9,300	291	Adaptec Inc (a)	25,700	83
Par Pharmaceutical Cos Inc (a)	6,600	66	Anixter International Inc (a)	17,700	595
Perrigo Co	16,900	575	Black Box Corp	13,100	398

		932	Foundry Networks Inc (a)	21,500	319

Medical - HMO (1.08%)			Ixia (a)	60,200	401
AMERIGROUP Corp (a)	70,500	1,763	Netgear Inc (a)	30,900	341
Centene Corp (a)	31,100	586	Polycom Inc (a)	11,400	240

Healthspring Inc (a)	29,250	483			3,931

Magellan Health Services Inc (a)	14,000	517	Office Furnishings - Original (0.41%)
Molina Healthcare Inc (a)	5,700	127	Herman Miller Inc	32,900	724

		3,476	Knoll Inc	41,100	594

Medical - Hospitals (0.13%)					1,318

Medcath Corp (a)	26,800	413	Office Supplies & Forms (0.03%)
Medical - Outpatient & Home Medical Care (0.74%)			Ennis Inc	8,800	104
Gentiva Health Services Inc (a)	71,300	1,936	Oil - Field Services (0.17%)
Res-Care Inc (a)	29,200	450	RPC Inc	16,400	174

		2,386	Trico Marine Services Inc (a)	36,700	330

Medical Instruments (0.42%)			Union Drilling Inc (a)	10,000	55

Conmed Corp (a)	51,150	1,340			559

Medical Products (0.42%)			Oil & Gas Drilling (0.27%)
Invacare Corp	62,300	1,133	Parker Drilling Co (a)	52,700	270
PSS World Medical Inc (a)	11,300	205	Pioneer Drilling Co (a)	31,400	243

		1,338	Unit Corp (a)	9,700	364

					877

Medical Sterilization Products (0.13%)
STERIS Corp	12,100	412	Oil Company - Exploration & Production (1.81%)
			Callon Petroleum Co (a)	48,750	503
Metal Processors & Fabrication (0.50%)			Comstock Resources Inc (a)	18,000	890
CIRCOR International Inc	12,600	386	Energy Partners Ltd (a)	15,496	67
Mueller Industries Inc	31,400	718	McMoRan Exploration Co (a)	15,100	214

See accompanying notes

578

Schedule of Investments
SmallCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Property & Casualty Insurance (continued)
(continued)			Zenith National Insurance Corp	49,850 $	1,638

Rosetta Resources Inc (a)	9,600 $	101			13,170

Stone Energy Corp (a)	64,891	1,969
Swift Energy Co (a)	58,300	1,870	Publicly Traded Investment Fund (0.64%)
Vaalco Energy Inc (a)	32,800	174	iShares Russell 2000 Value Index Fund	38,800	2,046

		5,788

			Publishing - Books (0.04%)
Oil Field Machinery & Equipment (0.15%)			Scholastic Corp	6,200	115
Complete Production Services Inc (a)	23,300	289
Gulf Island Fabrication Inc	9,800	193	Publishing - Newspapers (0.05%)

		482	Lee Enterprises Inc	62,100	155

Oil Refining & Marketing (0.14%)			Publishing - Periodicals (0.01%)
Holly Corp	22,800	448	Idearc Inc	66,600	25

Paper & Related Products (0.39%)			Quarrying (0.26%)
Buckeye Technologies Inc (a)	126,050	742	Compass Minerals International Inc	15,400	846
Schweitzer-Mauduit International Inc	29,700	497

		1,239	Racetracks (0.12%)

Physical Therapy & Rehabilitation Centers (0.20%)			International Speedway Corp	12,529	393
Psychiatric Solutions Inc (a)	15,000	499
			Radio (0.17%)
RehabCare Group Inc (a)	8,900	153	Cox Radio Inc (a)	92,350	503

		652	Entercom Communications Corp	32,300	22

Power Converter & Supply Equipment (0.23%)			Westwood One Inc (a)	41,000	11

Advanced Energy Industries Inc (a)	68,100	727			536

Printing - Commercial (0.09%)			Real Estate Management & Services (0.01%)
Consolidated Graphics Inc (a)	18,100	235	HFF Inc (a)	6,800	17
Valassis Communications Inc (a)	11,000	49

			Recreational Vehicles (0.20%)
		284	Polaris Industries Inc	18,700	630

Private Corrections (0.09%)
Geo Group Inc/The (a)	17,100	302	Reinsurance (2.00%)
			Argo Group International Holdings Ltd (a)	20,125	642
Property & Casualty Insurance (4.11%)			Aspen Insurance Holdings Ltd	114,700	2,634
American Physicians Capital Inc	19,200	786	Max Capital Group Ltd	51,300	818
Amerisafe Inc (a)	110,550	1,906	Platinum Underwriters Holdings Ltd	73,550	2,334

Amtrust Financial Services Inc	59,500	584			6,428

Castlepoint Holdings Ltd	8,000	72
			REITS - Apartments (0.11%)
FPIC Insurance Group Inc (a)	17,400	779	Associated Estates Realty Corp	14,700	120
Hallmark Financial Services (a)	8,800	57	Home Properties Inc	5,900	239

Harleysville Group Inc	12,000	379			359

Infinity Property & Casualty Corp	5,300	211
Meadowbrook Insurance Group Inc	23,200	122	REITS - Diversified (1.19%)
Navigators Group Inc (a)	17,100	864	Entertainment Properties Trust	36,000	1,348
PMA Capital Corp (a)	81,700	377	Lexington Realty Trust	305,900	2,457

ProAssurance Corp (a)	25,600	1,407			3,805

RLI Corp	3,700	212	REITS - Healthcare (1.48%)
Safety Insurance Group Inc	47,900	1,820	LTC Properties Inc	24,500	592
SeaBright Insurance Holdings Inc (a)	17,600	184	Medical Properties Trust Inc	35,500	262
Selective Insurance Group	74,600	1,772	Omega Healthcare Investors Inc	86,450	1,303

See accompanying notes

579

Schedule of Investments
SmallCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (continued)			REITS - Warehouse & Industrial (0.40%)
Senior Housing Properties Trust	135,250 $	2,593	DCT Industrial Trust Inc	132,600 $	654

		4,750	First Industrial Realty Trust Inc	21,050	217

REITS - Hotels (0.50%)			First Potomac Realty Trust	32,800	403

Ashford Hospitality Trust Inc	55,000	89			1,274

DiamondRock Hospitality Co	73,800	383	Rental - Auto & Equipment (1.08%)
Hersha Hospitality Trust	22,500	95	Aaron Rents Inc	5,900	146
Strategic Hotels & Resorts Inc	65,100	322	Electro Rent Corp	5,100	61
Sunstone Hotel Investors Inc	106,900	700	Rent-A-Center Inc/TX (a)	197,600	2,885

		1,589	United Rentals Inc (a)	37,400	384

REITS - Manufactured Homes (0.34%)					3,476

Equity Lifestyle Properties Inc	17,100	718	Retail - Apparel & Shoe (2.56%)
Sun Communities Inc	25,200	379	Aeropostale Inc (a)	17,900	433

		1,097	AnnTaylor Stores Corp (a)	23,600	297

REITS - Mortgage (0.89%)			Brown Shoe Co Inc	52,175	550
Anthracite Capital Inc	91,600	398	Buckle Inc/The	13,200	348
Anworth Mortgage Asset Corp	69,400	407	Cato Corp/The	50,000	776
Arbor Realty Trust Inc	25,600	92	Charlotte Russe Holding Inc (a)	17,100	145
Capital Trust Inc/NY	10,500	83	Collective Brands Inc (a)	87,600	1,120
MFA Mortgage Investments Inc	224,026	1,232	Dress Barn Inc (a)	29,800	285
NorthStar Realty Finance Corp	89,200	513	DSW Inc (a)	35,200	455
Resource Capital Corp	23,700	117	Finish Line	47,100	451

		2,842	Genesco Inc (a)	25,300	628

			Gymboree Corp (a)	43,900	1,135
REITS - Office Property (0.93%)			JOS A Bank Clothiers Inc (a)	36,700	935
BioMed Realty Trust Inc	84,450	1,187	Shoe Carnival Inc (a)	19,500	273
Corporate Office Properties Trust SBI MD	14,000	435	Stage Stores Inc	45,575	351
Highwoods Properties Inc	19,800	491	Tween Brands Inc (a)	3,100	26

Maguire Properties Inc	13,000	46			8,208

Parkway Properties Inc/Md	48,400	835

		2,994	Retail - Appliances (0.10%)

			Conn's Inc (a)	22,900	310
REITS - Regional Malls (0.48%)
Glimcher Realty Trust	133,500	699	Retail - Bookstore (0.08%)
Pennsylvania Real Estate Investment Trust	65,600	830	Barnes & Noble Inc	13,800	261

		1,529

			Retail - Computer Equipment (0.15%)
REITS - Shopping Centers (0.54%)
			PC Connection Inc (a)	17,700	107
Cedar Shopping Centers Inc	60,150	575
			PC Mall Inc (a)	8,200	37
Inland Real Estate Corp	38,700	443
			Systemax Inc	24,100	341

Saul Centers Inc	19,700	721

					485

		1,739

			Retail - Convenience Store (0.10%)
REITS - Single Tenant (0.91%)
			Casey's General Stores Inc	3,000	90
National Retail Properties Inc	129,350	2,306
			Pantry Inc/The (a)	9,800	216

Realty Income Corp	26,450	612

					306

		2,918

			Retail - Fabric Store (0.03%)
REITS - Storage (0.35%)
			Jo-Ann Stores Inc (a)	5,100	98
Extra Space Storage Inc	72,000	829
U-Store-It Trust	44,700	306

		1,135

See accompanying notes

580

Schedule of Investments
SmallCap Value Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Hair Salons (0.05%)			Semiconductor Equipment (continued)
Regis Corp	13,000 $	161	Cohu Inc	3,200 $	45
			Eagle Test Systems Inc (a)	8,700	132
Retail - Pawn Shops (0.95%)			Entegris Inc (a)	140,737	379
Cash America International Inc	71,450	2,527	Kulicke & Soffa Industries Inc (a)	23,200	68
Ezcorp Inc (a)	33,300	528	MKS Instruments Inc (a)	54,650	1,014

		3,055	Photronics Inc (a)	9,500	7

Retail - Pet Food & Supplies (0.09%)					2,093

PetMed Express Inc (a)	16,100	284	Steel - Producers (0.29%)
			Carpenter Technology Corp	13,150	238
Retail - Restaurants (1.00%)
			Olympic Steel Inc	21,150	484
CEC Entertainment Inc (a)	46,050	1,183
			Schnitzer Steel Industries Inc	8,100	218

Domino's Pizza Inc (a)	29,400	175
					940

Einstein Noah Restaurant Group Inc (a)	5,600	45
Jack in the Box Inc (a)	62,650	1,259	Steel - Specialty (0.04%)
Papa John's International Inc (a)	23,650	533	Sutor Technology Group Ltd (a)	62,400	134

		3,195

			Telecommunication Equipment (0.77%)
Rubber & Plastic Products (0.18%)			ADC Telecommunications Inc (a)	31,700	201
Myers Industries Inc	55,100	582	Arris Group Inc (a)	155,242	1,073
			Plantronics Inc	55,100	796
Savings & Loans - Thrifts (2.27%)
			Tekelec (a)	27,400	348
Berkshire Hills Bancorp Inc	800	21
			Utstarcom Inc (a)	20,800	49

Brookline Bancorp Inc	42,100	492
					2,467

Dime Community Bancshares	64,550	1,078
Downey Financial Corp	13,100	21	Telecommunication Equipment - Fiber Optics (0.33%)
First Financial Holdings Inc	11,700	254	Finisar Corp (a)	31,600	19
First Niagara Financial Group Inc	158,130	2,494	Harmonic Inc (a)	126,900	902
First Place Financial Corp/OH	3,700	25	MRV Communications Inc (a)	18,200	14
FirstFed Financial Corp (a)	7,600	68	Oplink Communications Inc (a)	15,370	125

Flushing Financial Corp	12,900	201			1,060

Provident Financial Services Inc	87,100	1,277	Telecommunication Services (0.51%)
Provident New York Bancorp	47,150	568	Consolidated Communications Holdings Inc	8,700	90
United Community Financial Corp/OH	65,100	305	Iowa Telecommunications Services Inc	24,400	369
WSFS Financial Corp	10,000	479	MasTec Inc (a)	26,900	234

		7,283	Premiere Global Services Inc (a)	67,000	667

Schools (0.14%)			RCN Corp (a)	35,750	230
Corinthian Colleges Inc (a)	32,400	463	USA Mobility Inc (a)	6,000	58

					1,648

Semiconductor Component - Integrated Circuits (0.80%)			Telephone - Integrated (0.47%)
Cirrus Logic Inc (a)	31,800	182	Atlantic Tele-Network Inc	6,200	151
Emulex Corp (a)	105,900	1,006	Cincinnati Bell Inc (a)	570,200	1,363

Micrel Inc	43,950	323			1,514

Pericom Semiconductor Corp (a)	7,400	58
Sigma Designs Inc (a)	29,300	325	Television (0.10%)
Standard Microsystems Corp (a)	13,900	250	Sinclair Broadcast Group Inc	98,300	318
TriQuint Semiconductor Inc (a)	93,500	419

			Textile - Apparel (0.09%)
		2,563

			Perry Ellis International Inc (a)	30,600	300
Semiconductor Equipment (0.65%)
Asyst Technologies Inc (a)	8,600	5	Therapeutics (0.17%)
Brooks Automation Inc (a)	64,700	443	CV Therapeutics Inc (a)	54,800	511

See accompanying notes

581

Schedule of Investments
SmallCap Value Fund I
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Therapeutics (continued)			OBLIGATIONS (0.29%)
Cypress Bioscience Inc (a)	8,200 $	45	U.S. Treasury (0.29%)

		556	4.63%, 11/30/2008 (b)	$ 935 $	938

			TOTAL U.S. GOVERNMENT & GOVERNMENT
Tobacco (0.21%)			AGENCY OBLIGATIONS	$ 938

Universal Corp/Richmond VA	16,800	665	REPURCHASE AGREEMENTS (1.86%)
Toys (0.93%)			Money Center Banks (1.86%)
			Investment in Joint Trading Account; Bank
Jakks Pacific Inc (a)	106,200	2,376	of America Repurchase Agreement; 0.15%;
Marvel Entertainment Inc (a)	18,400	592	dated 10/31/2008 maturing 11/03/2008

		2,968	(collateralized by Sovereign Agency

			Issues; $3,065,000; 2.75% - 5.38%; dated
Transport - Air Freight (0.11%)			11/28/08 - 02/13/17)	$ 2,975 $	2,976
Atlas Air Worldwide Holdings Inc (a)	18,900	365	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Transport - Marine (0.76%)			0.15%; dated 10/31/2008 maturing
Eagle Bulk Shipping Inc	21,200	211	11/03/2008 (collateralized by Sovereign
Genco Shipping & Trading Ltd	16,300	340	Agency Issues; $3,065,000; 2.63% -
			4.63%; dated 09/09/09 - 06/12/15)	2,975	2,975

Gulfmark Offshore Inc (a)	42,000	1,554			5,951
Knightsbridge Tankers Ltd	17,700	317

		2,422	TOTAL REPURCHASE AGREEMENTS	$ 5,951

Transport - Services (0.29%)			Total Investments	$ 319,852
Pacer International Inc	81,800	924	Other Assets in Excess of Liabilities, Net - 0.24%		766

			TOTAL NET ASSETS - 100.00%	$ 320,618

Transport - Truck (0.34%)
Arkansas Best Corp	37,850	1,105
			(a) Non-Income Producing Security
Water (0.08%)			(b)	Security or a portion of the security was pledged to cover margin
American States Water Co	7,700	263	requirements for futures contracts. At the end of the period, the value of
			these securities totaled $833 or 0.26% of net assets.
Web Portals (0.66%)
Earthlink Inc (a)	93,100	642	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
United Online Inc	200,062	1,481	of investments held by the fund as of the period end were as follows:

		2,123

Wire & Cable Products (0.40%)			Unrealized Appreciation	$ 19,101
Belden Inc	11,200	233	Unrealized Depreciation		(132,967)

Encore Wire Corp	41,550	797	Net Unrealized Appreciation (Depreciation)		(113,866)
Insteel Industries Inc	23,600	242	Cost for federal income tax purposes		433,718

		1,272	All dollar amounts are shown in thousands (000's)

Wireless Equipment (0.19%)
EMS Technologies Inc (a)	21,950	459
Powerwave Technologies Inc (a)	95,800	91
RF Micro Devices Inc (a)	27,000	53

		603

TOTAL COMMON STOCKS	$ 312,963

See accompanying notes

582

Schedule of Investments SmallCap Value Fund I October 31, 2008

Portfolio Summary (unaudited)

Sector	Percent

Financial	35.92%
Industrial	14.11%
Consumer, Non-cyclical	12.73%
Consumer, Cyclical	10.59%
Utilities	6.87%
Technology	6.37%
Communications	6.25%
Basic Materials	3.38%
Energy	2.54%
Exchange Traded Funds	0.64%
Government	0.29%
Diversified	0.07%
Other Assets in Excess of Liabilities, Net	0.24%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.34%

See accompanying notes

583

Schedule of Investments
SmallCap Value Fund I
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000; December 2008	Buy	28	$ 9,918	$ 7,512	$ (2,406)
All dollar amounts are shown in thousands (000's)

See accompanying notes

584

Schedule of Investments SmallCap Value Fund II October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.63%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.00%)			Apparel Manufacturers (continued)
Core Molding Technologies Inc (a)	160 $	1	Superior Uniform Group Inc	3,700 $	37
			Tandy Brands Accessories Inc	6,000	14

Advertising Services (0.22%)					1,068

inVentiv Health Inc (a)	39,625	375
			Applications Software (0.00%)
Aerospace & Defense (0.83%)			Authentidate Holding Corp (a)	8,200	3
Esterline Technologies Corp (a)	31,600	1,139	EPIQ Systems Inc (a)	281	4

Herley Industries Inc (a)	17,454	232			7

Kratos Defense & Security Solutions Inc (a)	38,671	57	Athletic Equipment (0.04%)
National Presto Industries Inc	57	4	Cybex International Inc (a)	5,300	11

		1,432	Nautilus Inc (a)	25,500	62

Aerospace & Defense Equipment (0.98%)					73

AAR Corp (a)	82	1	Auction House & Art Dealer (0.01%)
Alliant Techsystems Inc (a)	9,950	820	Escala Group Inc (a)	8,050	19
Allied Defense Group Inc/The (a)	2,294	17
Argon ST Inc (a)	100	2	Audio & Video Products (0.05%)
CPI Aerostructures Inc (a)	3,900	26	Audiovox Corp (a)	10,715	63
Ducommun Inc	10,880	220	Cobra Electronics Corp	8,300	14
Moog Inc (a)	5,525	194	Emerson Radio Corp (a)	21,000	12

SIFCO Industries Inc (a)	858	5			89

Triumph Group Inc	9,498	416	Auto - Truck Trailers (0.06%)

		1,701	Wabash National Corp	16,300	99

Agricultural Operations (0.04%)
Griffin Land & Nurseries Inc	1,602	49	Auto/Truck Parts & Equipment - Original (0.70%)
MGP Ingredients Inc	8,800	14	Accuride Corp (a)	19,731	6

		63	American Axle & Manufacturing Holdings

			Inc	51,300	184
Airlines (1.99%)			Hayes Lemmerz International Inc (a)	67,351	90
Alaska Air Group Inc (a)	49,400	1,220	Lear Corp (a)	26,300	53
ExpressJet Holdings Inc (a)	6,776	12	Miller Industries Inc/TN (a)	6,945	42
Frontier Airlines Holdings Inc (a)	51,574	16	Modine Manufacturing Co	36,900	273
JetBlue Airways Corp (a)	32,000	178	Noble International Ltd/United States	7,812	12
MAIR Holdings Inc (a)(b)(c)	16,800	20	Superior Industries International Inc	33,263	476
Mesa Air Group Inc (a)	42,610	16	Supreme Industries Inc	4,896	7
Pinnacle Airlines Corp (a)	3,200	9	TRW Automotive Holdings Corp (a)	11,800	75

Republic Airways Holdings Inc (a)	36,800	550			1,218

Skywest Inc	90,238	1,390	Auto/Truck Parts & Equipment - Replacement (0.14%)
US Airways Group Inc (a)	3,600	36	Commercial Vehicle Group Inc (a)	17,800	24

		3,447	Dorman Products Inc (a)	11,900	134

Apparel Manufacturers (0.62%)			Proliance International Inc (a)	15,060	9
Ashworth Inc (a)	9,600	18	Standard Motor Products Inc	16,200	68

Delta Apparel Inc	5,800	35			235

G-III Apparel Group Ltd (a)	76	1	B2B - E-Commerce (0.09%)
Hanesbrands Inc (a)	18,100	316	Arbinet-thexchange Inc	8,145	24
Hartmarx Corp (a)	26,800	16	ePlus Inc (a)	16,300	138

Jones Apparel Group Inc	35,900	399			162

Lakeland Industries Inc (a)	5,060	50
Oxford Industries Inc	9,300	125	Batteries & Battery Systems (0.22%)
Quiksilver Inc (a)	21,900	57	EnerSys (a)	28,699	379

See accompanying notes

585

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Brewery (0.01%)			Building Products - Cement & Aggregate (0.06%)
Craft Brewers Alliance Inc (a)	8,700 $	24	US Concrete Inc (a)	35,200 $	111

Broadcasting Services & Programming (0.10%)			Building Products - Doors & Windows (0.01%)
Fisher Communications Inc	3,716	137	PGT Inc (a)	9,875	20
Gray Television Inc	61,100	34
Medialink Worldwide Inc (a)	10,500	1	Building Products - Light Fixtures (0.00%)

		172	LSI Industries Inc	300	2

Building - Heavy Construction (0.13%)			Building Products - Wood (0.13%)
KHD Humboldt Wedag International Ltd (a)	12,750	218	Universal Forest Products Inc	9,800	232

Building - Maintenance & Service (0.00%)			Capacitors (0.05%)
Sunair Services Corp (a)	200	-	Kemet Corp (a)	144,800	85

Building - Mobile Home & Manufactured Housing (0.21%)			Casino Hotels (0.03%)
Cavalier Homes Inc (a)	12,065	19	MTR Gaming Group Inc (a)	14,300	38
Cavco Industries Inc (a)	4,200	143	Trump Entertainment Resorts Inc (a)	24,100	16

Coachmen Industries Inc (a)	12,800	15			54

Modtech Holdings Inc (a)	2,500	-
			Cellular Telecommunications (0.64%)
Monaco Coach Corp	44,049	97
			Syniverse Holdings Inc (a)	58,575	1,101
Palm Harbor Homes Inc (a)	8,918	76
Skyline Corp	1,004	22	Chemicals - Diversified (0.41%)

		372	Aceto Corp	1,285	11

Building - Residential & Commercial (0.66%)			Georgia Gulf Corp	22,643	52
Beazer Homes USA Inc	9,652	31	Westlake Chemical Corp	35,319	644

Brookfield Homes Corp	14,100	129			707

Comstock Homebuilding Cos Inc (a)	2,300	1	Chemicals - Plastics (0.81%)
Hovnanian Enterprises Inc (a)	22,900	98	PolyOne Corp (a)	73,800	350
M/I Homes Inc	13,751	187	Schulman A Inc	45,384	813
MDC Holdings Inc	525	18	Spartech Corp	36,900	235

Meritage Homes Corp (a)	11,400	157			1,398

Orleans Homebuilders Inc	8,600	26
Ryland Group Inc	20,940	393	Chemicals - Specialty (0.34%)
			American Pacific Corp (a)	4,800	56
Standard Pacific Corp	35,400	101
			Chemtura Corp	109,000	189
WCI Communities Inc (a)	23,600	3

			OM Group Inc (a)	11,300	241
		1,144

			Penford Corp	4,670	60
Building & Construction - Miscellaneous (0.14%)			Quaker Chemical Corp	75	1
Builders FirstSource Inc (a)	17,700	67	Sensient Technologies Corp	20	1
Dycom Industries Inc (a)	460	4	Stepan Co	819	29
Insituform Technologies Inc (a)	12,100	163	Tronox Inc - Class A	44,600	6

		234	Tronox Inc - Class B	16,900	2

Building & Construction Products -					585

Miscellaneous (0.45%)
Gibraltar Industries Inc	26,109	346	Circuit Boards (0.03%)
Interline Brands Inc (a)	987	11	DDi Corp (a)	7,982	36
Louisiana-Pacific Corp	60,500	290	Merix Corp (a)	17,400	10

NCI Building Systems Inc (a)	7,200	134			46

Patrick Industries Inc (a)	2,100	4	Coffee (0.22%)

		785	Diedrich Coffee Inc (a)	2,200	2

See accompanying notes

586

Schedule of Investments SmallCap Value Fund II October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Coffee (continued)			Commercial Banks (continued)
Farmer Bros Co	15,700 $	377	First Mariner Bancorp Inc (a)	2,400 $	4

		379	First Merchants Corp	19,400	427

Collectibles (0.06%)			First Regional Bancorp/Los Angeles CA (a)	5,004	28
RC2 Corp (a)	7,687	98	First Security Group Inc/TN	1,200	9
			First State Bancorporation/NM	8,800	33
Commercial Banks (9.65%)			FNB United Corp	4,500	29
1st Source Corp	28,137	604	Fulton Financial Corp	19,259	202
Amcore Financial Inc	9,043	42	Gateway Financial Holdings Inc	9,027	49
AmericanWest Bancorp	10,100	12	German American Bancorp Inc	4,910	56
Ameris Bancorp	7,200	80	Great Southern Bancorp Inc	400	4
AmeriServ Financial Inc	24,600	61	Green Bankshares Inc	4,700	93
Bancorp Inc/DE (a)	2,700	10	Guaranty Bancorp (a)	46,396	198
BancTrust Financial Group Inc	8,600	107	Hanmi Financial Corp	8,300	33
Bank Mutual Corp	203	2	Harleysville National Corp	11,583	161
Bank of Florida Corp (a)	7,000	43	Heritage Commerce Corp	5,500	71
Bank of Granite Corp	4,500	17	Home Bancshares Inc/Conway AR	2,232	58
Banner Corp	7,347	94	Horizon Financial Corp	2,100	13
Beverly Hills Bancorp Inc	23,030	17	IBERIABANK Corp	119	6
BNCCORP Inc (a)	2,300	14	Imperial Capital Bancorp Inc	6,870	35
Cadence Financial Corp	6,356	48	Independent Bank Corp/MI	10,100	37
Capital Corp of the West	3,300	8	Integra Bank Corp	11,000	66
Capitol Bancorp Ltd	10,182	104	Intervest Bancshares Corp	1,900	11
Cardinal Financial Corp	20,600	129	Irwin Financial Corp	36,925	81
Cascade Financial Corp	1,300	9	Lakeland Bancorp Inc	3,658	40
Cathay General Bancorp	13,000	318	LNB Bancorp Inc	2,200	15
Center Financial Corp	9,200	95	Macatawa Bank Corp	8,316	42
Central Bancorp Inc/MA	600	4	MainSource Financial Group Inc	14,705	263
Central Pacific Financial Corp	25,280	394	MB Financial Inc	28,691	852
Chemical Financial Corp	15,087	396	MBT Financial Corp	6,800	30
Citizens Republic Bancorp Inc	30,618	90	Midwest Banc Holdings Inc	11,770	35
Colonial BancGroup Inc/The	400	2	Nara Bancorp Inc	3,100	34
Columbia Banking System Inc	7,834	125	National Penn Bancshares Inc	35,109	595
Community Bancorp/NV (a)	8,400	27	NewBridge Bancorp	6,405	24
Community Bank System Inc	7	-	Nexity Financial Corp (a)	2,900	4
Community Trust Bancorp Inc	183	6	Northeast Bancorp	900	8
Corus Bankshares Inc	24,200	53	Pacific Capital Bancorp NA	3,349	66
Crescent Financial Corp (a)	4,056	22	Pacific Mercantile Bancorp	3,964	17
Cullen/Frost Bankers Inc	22,525	1,261	Peoples Bancorp Inc/OH	8,300	159
Dearborn Bancorp Inc (a)	4,410	13	Pinnacle Bancshares Inc	200	2
East West Bancorp Inc	5,400	94	Pinnacle Financial Partners Inc (a)	27	1
Encore Bancshares Inc (a)	2,273	38	Preferred Bank/Los Angeles CA	2,000	14
Farmers Capital Bank Corp	700	14	Premier Financial Bancorp Inc	700	6
Fidelity Southern Corp	603	2	Prosperity Bancshares Inc	39,400	1,309
Financial Institutions Inc	2,600	42	Provident Bankshares Corp	16,800	179
First Bancorp/Troy NC	907	16	Renasant Corp	10,879	228
First Bank of Delaware (a)	1,240	2	Republic First Bancorp Inc (a)	247	2
First Busey Corp	15,335	286	Sandy Spring Bancorp Inc	5,200	112
First Financial Bancorp	97	1	Seacoast Banking Corp of Florida	9,900	88
First Financial Corp/IN	44	2	Security Bank Corp/GA	7,168	14

See accompanying notes

587

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Services - Finance (continued)
Simmons First National Corp	12,319 $	382	Track Data Corp (a)	5,000 $	8

South Financial Group Inc/The	27,078	157			129

Southern Community Financial Corp/NC	14,600	57	Communications Software (0.14%)
Southern Connecticut Bancorp Inc (a)	1,000	5	CallWave Inc (a)	17,500	19
Southwest Bancorp Inc/Stillwater OK	6,624	96	Captaris Inc (a)	8,129	39
StellarOne Corp	8,208	140	Digi International Inc (a)	18,297	187
Sterling Financial Corp/WA	15,900	135	Seachange International Inc (a)	101	1

Sun American Bancorp (a)	200	-			246

Sun Bancorp Inc/NJ (a)	32,445	324
Superior Bancorp (a)	4,775	26	Computer Data Security (0.01%)
Susquehanna Bancshares Inc	44,662	692	SCM Microsystems Inc (a)	11,000	22
Taylor Capital Group Inc	10,078	113	Computer Services (1.72%)
TIB Financial Corp	1,499	7	Analysts International Corp (a)	38,200	33
Trico Bancshares	683	15	CACI International Inc (a)	22,100	910
Trustmark Corp	13,888	285	Ciber Inc (a)	57,000	308
UCBH Holdings Inc	8,385	44	Computer Task Group Inc (a)	2,181	11
Umpqua Holdings Corp	31,274	532	Dynamics Research Corp (a)	4,676	36
Union Bankshares Corp/VA	4,300	102	Insight Enterprises Inc (a)	55,159	537
United Bankshares Inc	30,290	966	Pomeroy IT Solutions Inc (a)	10,500	27
United Community Banks Inc/GA	21,564	283	SI International Inc (a)	48	1
Univest Corp of Pennsylvania	841	26	SRA International Inc (a)	56,650	1,047
Vineyard National Bancorp	4,200	3	Technology Solutions Co (a)	1,480	3
Webster Financial Corp	27,500	510	TechTeam Global Inc (a)	4,600	27
WesBanco Inc	8,570	233	Tier Technologies Inc (a)	7,000	42
Whitney Holding Corp	33,300	633	Tripos Inc (b)(c)	100	-

Wilshire Bancorp Inc	430	5			2,982

Wintrust Financial Corp	12,900	330
Yadkin Valley Financial Corp	5,100	76	Computer Software (0.02%)

		16,724	Accelrys Inc (a)	86	-

			Avid Technology Inc (a)	2,526	38

Commercial Services (0.85%)					38

Collectors Universe	6,490	24
Healthcare Services Group	36,658	607	Computers (0.03%)
ICT Group Inc (a)	8,300	44	Rackable Systems Inc (a)	7,910	56
Intersections Inc (a)	13,724	115
			Computers - Integrated Systems (0.41%)
Live Nation Inc (a)	1,829	21	Agilysys Inc	21,665	87
Mac-Gray Corp (a)	15,100	115	Catapult Communications Corp (a)	11,500	49
PeopleSupport Inc (a)	18	-	Delphax Technologies Inc (a)	5,800	1
Perceptron Inc (a)	13	-	Mercury Computer Systems Inc (a)	9,773	70
PHH Corp (a)	30,800	248	Micros Systems Inc (a)	24,200	412
Source Interlink Cos Inc (a)(d)	65,230	24	PAR Technology Corp (a)	7,100	35
Startek Inc (a)	12,200	41	Radisys Corp (a)	9,873	63

Team Inc (a)	8,655	240			717

		1,479

			Computers - Memory Devices (0.64%)
Commercial Services - Finance (0.07%)			Ciprico Inc (a)	6,599	-
Euronet Worldwide Inc (a)	4,197	50	Dataram Corp	3,500	5
Newtek Business Services Inc (a)	22,400	14	Dot Hill Systems Corp (a)	56,700	67
Rewards Network Inc (a)	15,100	57	Entorian Technologies Inc (a)	1,800	1
			Hutchinson Technology Inc (a)	21,300	146

See accompanying notes

588

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Memory Devices (continued)			Containers - Paper & Plastic (continued)
Imation Corp	43,982 $	542	Temple-Inland Inc	4,663 $	28

Overland Storage Inc (a)	12,600	3			1,860

Quantum Corp (a)	204,004	59	Cosmetics & Toiletries (0.03%)
Silicon Storage Technology Inc (a)	90,400	285	Parlux Fragrances Inc (a)	13,600	44

		1,108

Computers - Peripheral Equipment (0.14%)			Data Processing & Management (0.08%)
Astro-Med Inc	11,200	79	infoGROUP Inc	724	3
Electronics for Imaging Inc (a)	6,400	68	Pegasystems Inc	390	5
Franklin Electronic Publishers Inc (a)	6,000	7	Schawk Inc	9,800	129

InFocus Corp (a)	34,185	30			137

Key Tronic Corp (a)	7,695	12	Dental Supplies & Equipment (0.14%)
Planar Systems Inc (a)	21,819	44	Patterson Cos Inc (a)	9,250	234
Qualstar Corp	800	2

		242	Diagnostic Equipment (0.00%)

			Home Diagnostics Inc (a)	200	2
Computers - Voice Recognition (0.00%)
ThinkEngine Networks Inc (a)	1,100	-	Direct Marketing (0.01%)
			Valuevision Media Inc (a)	19,900	14
Consulting Services (0.80%)
BearingPoint Inc (a)	133,200	28	Distribution & Wholesale (0.93%)
Franklin Covey Co (a)	13,372	68	Bell Microproducts Inc (a)	47,972	43
Hackett Group Inc/The (a)	100	-	BlueLinx Holdings Inc	16,284	44
LECG Corp (a)	2,900	14	Brightpoint Inc (a)	4,691	27
Management Network Group Inc (a)	28,120	24	Core-Mark Holding Co Inc (a)	5,130	101
PDI Inc (a)	22,664	110	DEI Holdings Inc (a)	9,700	2
Watson Wyatt Worldwide Inc	26,850	1,141	GTSI Corp (a)	7,478	44

		1,385	Handleman Co (a)	31,700	41

Consumer Products - Miscellaneous (1.97%)			Huttig Building Products Inc (a)	17,000	19
American Greetings Corp	63,811	745	Jaco Electronics Inc (a)(b)	1,000	1
Central Garden and Pet Co - A Shares (a)	34,000	108	Navarre Corp (a)	18,400	17
Central Garden and Pet Co (a)	17,000	57	Owens & Minor Inc	8,025	347
CSS Industries Inc	13,424	298	School Specialty Inc (a)	18,515	389
Helen of Troy Ltd (a)	15,081	271	Tech Data Corp (a)	25,400	545

Jarden Corp (a)	35,489	632			1,620

Prestige Brands Holdings Inc (a)	28,200	195	Diversified Manufacturing Operations (1.50%)
Russ Berrie & Co Inc (a)	28,700	78	Actuant Corp	15,625	280
Scotts Miracle-Gro Co/The	39,350	1,028	American Biltrite Inc (a)	1,000	4
Spectrum Brands Inc (a)	400	-	AO Smith Corp	15,050	475

		3,412	Bell Industries Inc (a)	2,900	-

Containers - Metal & Glass (1.29%)			GP Strategies Corp (a)	135	1
Bway Holding Co (a)	1,730	13	Griffon Corp (a)	37,754	319
Owens-Illinois Inc (a)	37,700	863	Lydall Inc (a)	5,600	37
Silgan Holdings Inc	29,250	1,361	Park-Ohio Holdings Corp (a)	9,439	71

		2,237	Standex International Corp	10,100	261

			Teleflex Inc	7,900	418
Containers - Paper & Plastic (1.07%)
Chesapeake Corp (a)	24,901	1	Tredegar Corp	49,365	727

Graphic Packaging Holding Co (a)	251,161	465			2,593

Mod-Pac Corp (a)	1,395	4	Diversified Operations (0.16%)
Pactiv Corp (a)	57,825	1,362	Compass Diversified Holdings	7,900	96

See accompanying notes

589

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Operations (continued)			Electronic Components - Semiconductors
Resource America Inc	6,523 $	38	(continued)
Zapata Corp (a)	22,800	142	Lattice Semiconductor Corp (a)	225,560 $	424

		276	Leadis Technology Inc (a)	5,942	4

			Microsemi Corp (a)	39,700	863
Diversified Operations & Commercial Services (0.12%)			MIPS Technologies Inc (a)	89	-
Avalon Holdings Corp (a)	4,373	7	Omnivision Technologies Inc (a)	2,300	19
Viad Corp	5,200	114	ON Semiconductor Corp (a)	10,166	52
Volt Information Sciences Inc (a)	10,599	81	Richardson Electronics Ltd/United States	23,735	119

		202	Skyworks Solutions Inc (a)	65	1

Drug Detection Systems (0.02%)			Virage Logic Corp (a)	10,000	45
Caliper Life Sciences Inc (a)	26,579	37	White Electronic Designs Corp (a)	36,721	147
			Zilog Inc (a)	9,057	26
Educational Software (0.04%)			Zoran Corp (a)	21,992	179

PLATO Learning Inc (a)	39,960	69			3,917

Electric - Integrated (0.68%)			Electronic Connectors (0.00%)
Maine & Maritimes Corp	2,096	69	Innovex Inc/MN (a)	30,198	5
Unitil Corp	2,100	50
Westar Energy Inc	54,125	1,055	Electronic Measurement Instruments (0.11%)

		1,174	Aehr Test Systems (a)	82	-

			Cyberoptics Corp (a)	7,100	55
Electronic Components - Miscellaneous (0.86%)			Keithley Instruments Inc	3,300	14
Bel Fuse Inc	3,900	85	LeCroy Corp (a)	10,857	54
Benchmark Electronics Inc (a)	47,566	570	Zygo Corp (a)	7,200	62

Blonder Tongue Laboratories (a)	1,700	1			185

CTS Corp	40,155	281
IntriCon Corp (a)	500	3	Electronic Parts Distribution (0.02%)
Methode Electronics Inc	17,269	131	NU Horizons Electronics Corp (a)	15,500	29
OSI Systems Inc (a)	361	4	Electronic Security Devices (0.01%)
RF Monolithics Inc (a)	4,982	3	Vicon Industries Inc (a)	2,200	10
Sanmina-SCI Corp (a)	133,158	100
Sparton Corp (a)	4,236	8	Electronics - Military (0.01%)
Stoneridge Inc (a)	1,340	7	Arotech Corp (a)	10,093	7
Sypris Solutions Inc	41,921	39	Merrimac Industries Inc (a)	800	2

Vishay Intertechnology Inc (a)	61,900	267			9

		1,499	E-Marketing & Information (0.02%)

Electronic Components - Semiconductors (2.26%)			Looksmart (a)	16,020	28
Actel Corp (a)	13,980	169
Applied Micro Circuits Corp (a)	195,618	1,000	Energy - Alternate Sources (0.15%)
AXT Inc (a)	19,600	31	Headwaters Inc (a)	18,100	192
California Micro Devices Corp (a)	28,400	67	Plug Power Inc (a)	47,090	46
Ceva Inc (a)	12,032	102	Quantum Fuel Systems Technologies
DSP Group Inc (a)	14,000	88	Worldwide Inc (a)	7,373	5
			Renegy Holdings Inc (a)	472	1
Fairchild Semiconductor International Inc (a)	14,321	81
			VeraSun Energy Corp (a)	24,100	12

Ibis Technology Corp (a)	6,900	-
					256

Ikanos Communications Inc (a)	11,350	17
Integrated Silicon Solution Inc (a)	41,282	75	Engineering - Research & Development Services (0.40%)
International Rectifier Corp (a)	11,600	179	National Technical Systems Inc	5,700	22
IXYS Corp	18,400	146	Servidyne Inc (b)	525	2
Kopin Corp (a)	35,773	83
See accompanying notes

590

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Engineering - Research & Development			Finance - Investment Banker & Broker
Services (continued)			(continued)
URS Corp (a)	22,875 $	673	LaBranche & Co Inc (a)	28,800 $	179

		697	Penson Worldwide Inc (a)	2,000	14

Engines - Internal Combustion (0.38%)			Piper Jaffray Cos (a)	25,625	1,011
Briggs & Stratton Corp	41,500	654	Raymond James Financial Inc	40,313	939
			Sanders Morris Harris Group Inc	12,886	95
Enterprise Software & Services (1.53%)			Thomas Weisel Partners Group Inc (a)	7,933	45

etrials Worldwide Inc (a)	600	1			2,390

Pervasive Software Inc (a)	39,500	164	Finance - Leasing Company (0.03%)
Sybase Inc (a)	49,225	1,311	California First National Bancorp	1,100	9
SYNNEX Corp (a)	28,200	435	Financial Federal Corp	71	2
Tyler Technologies Inc (a)	55,125	749	Marlin Business Services Corp (a)	6,400	25

		2,660	MicroFinancial Inc	5,975	18

Entertainment Software (0.01%)					54

Glu Mobile Inc (a)	10,900	10	Finance - Mortgage Loan/Banker (0.00%)
			Delta Financial Corp (a)	18,200	-
Environmental Consulting & Engineering (0.02%)
			Federal Agricultural Mortgage Corp	128	1
TRC Cos Inc (a)	16,000	29
			Franklin Credit Management Corp (a)	5,800	2

E-Services - Consulting (0.05%)					3

Keynote Systems Inc (a)	7,850	77	Finance - Other Services (0.02%)
Perficient Inc (a)	1,614	9	Asset Acceptance Capital Corp (a)	3,403	28
SumTotal Systems Inc (a)	1,500	5

		91	Financial Guarantee Insurance (0.03%)

			PMI Group Inc/The	17,000	42
Fiduciary Banks (0.17%)
			Triad Guaranty Inc (a)	13,536	15

Boston Private Financial Holdings Inc	33,800	299
					57

Finance - Auto Loans (0.23%)			Food - Baking (0.01%)
AmeriCredit Corp (a)	61,100	358	Tasty Baking Co	2,300	10
Consumer Portfolio Services Inc (a)	17,265	18
United PanAm Financial Corp (a)	7,800	14	Food - Canned (0.93%)

		390	Del Monte Foods Co	75,931	479

			TreeHouse Foods Inc (a)	37,361	1,131

Finance - Commercial (0.00%)
					1,610

NewStar Financial Inc (a)	184	1
			Food - Miscellaneous/Diversified (1.53%)
Finance - Consumer Loans (0.20%)			Chiquita Brands International Inc (a)	59,634	814
Encore Capital Group Inc (a)	2,090	20	Golden Enterprises Inc	700	1
Firstcity Financial Corp (a)	8,834	29	Hain Celestial Group Inc (a)	68	2
Nelnet Inc	14,000	205	John B. Sanfilippo & Son Inc (a)	19,776	143
Ocwen Financial Corp (a)	13,800	92	M&F Worldwide Corp (a)	15,500	357

		346	Monterey Gourmet Foods Inc (a)	13,100	21

Finance - Credit Card (0.08%)			Ralcorp Holdings Inc (a)	19,400	1,313
Advanta Corp - Class A	6,195	14	Smart Balance Inc (a)	220	1

Advanta Corp - Class B	16,532	75			2,652

CompuCredit Corp (a)	20,100	52	Food - Retail (0.24%)

		141	Winn-Dixie Stores Inc (a)	28,100	422

Finance - Investment Banker & Broker (1.38%)
Cowen Group Inc (a)	13,141	93	Food - Wholesale & Distribution (0.00%)
			Nash Finch Co	100	4
E*Trade Financial Corp (a)	7,672	14

See accompanying notes

591

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Footwear & Related Apparel (0.07%)			Housewares (0.03%)
Heelys Inc (a)	200 $	1	Lenox Group Inc (a)	18,800 $	1
Iconix Brand Group Inc (a)	4,758	52	Libbey Inc	1,097	4
Lacrosse Footwear Inc	1,100	16	Lifetime Brands Inc	10,000	49

Phoenix Footwear Group Inc (a)	19,740	7			54

Rocky Brands Inc (a)	4,100	17	Human Resources (1.26%)
Skechers U.S.A. Inc (a)	2,664	36	Barrett Business Services Inc	3,900	43

		129	CDI Corp	100	1

Funeral Services & Related Items (0.03%)			Cross Country Healthcare Inc (a)	29,356	332
Carriage Services Inc (a)	23,453	56	Edgewater Technology Inc (a)	11,900	26
Hillenbrand Inc	25	-	Kelly Services Inc	21,416	305

		56	Kforce Inc (a)	15,900	125

Gambling (Non-Hotel) (0.15%)			Medical Staffing Network Holdings Inc (a)	47,500	20
Lakes Entertainment Inc (a)	15,800	68	MPS Group Inc (a)	128,164	998
Pinnacle Entertainment Inc (a)	33,100	185	RCM Technologies Inc (a)	9,300	11

		253	Spherion Corp (a)	100,500	320

			Westaff Inc (a)	12,980	5

Gas - Distribution (1.26%)					2,186

Atmos Energy Corp	44,425	1,078
Vectren Corp	43,850	1,105	Identification Systems - Development (0.28%)

		2,183	Intelli-Check - Mobilisa Inc (a)	1,000	2

			L-1 Identity Solutions Inc (a)	59,200	486

Gold Mining (0.01%)					488

US Gold Corp (a)	25,600	18
			Industrial Audio & Video Products (0.01%)
Golf (0.00%)			Ballantyne of Omaha Inc (a)	10,600	19
Aldila Inc	270	1	Rockford Corp/Arizona (a)	3,600	4
			Wells-Gardner Electronics Corp (a)	3,417	2

Health Care Cost Containment (0.02%)					25

Hooper Holmes Inc (a)	48,100	31
Prospect Medical Holdings Inc (a)	1,200	3	Industrial Automation & Robots (0.16%)

			Gerber Scientific Inc (a)	20,440	98
		34

			Nordson Corp	4,725	174

Heart Monitors (0.12%)					272

Cardiac Science Corp (a)	23,000	215
			Industrial Gases (0.54%)
Home Furnishings (0.64%)			Airgas Inc	24,250	930
Bassett Furniture Industries Inc	6,700	30
Chromcraft Revington Inc (a)	2,500	1	Instruments - Controls (0.32%)
			Frequency Electronics Inc	13,200	57
Flexsteel Industries	2,364	19
			Spectrum Control Inc (a)	15,900	99
Furniture Brands International Inc	67,202	382
			Technology Research Corp	4,647	8
Kimball International Inc	33,945	253
			Watts Water Technologies Inc	14,800	391

La-Z-Boy Inc	67,600	391
					555

Stanley Furniture Co Inc	3,800	37

		1,113	Instruments - Scientific (0.01%)

			Meade Instruments Corp (a)	34,417	6
Hotels & Motels (0.18%)
			OI Corp	1,700	15
Gaylord Entertainment Co (a)	3,612	77
			Winland Electronics Inc (a)	1,800	1

Interstate Hotels & Resorts Inc (a)	25,900	26
					22

Lodgian Inc (a)	21,900	112
Marcus Corp	238	3	Insurance Brokers (0.46%)
Red Lion Hotels Corp (a)	35,400	98	Arthur J Gallagher & Co	32,525	792

		316

See accompanying notes

592

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Internet Application Software (0.38%)			Investment Management & Advisory Services (0.88%)
Lionbridge Technologies (a)	28,900 $	50	Federated Investors Inc	31,425 $	760
RealNetworks Inc (a)	74,219	318	Waddell & Reed Financial Inc	52,375	761

S1 Corp (a)	129	1			1,521

Vignette Corp (a)	35,200	286	Lasers - Systems & Components (0.67%)

		655	Coherent Inc (a)	15,800	400

Internet Connectivity Services (0.00%)			Electro Scientific Industries Inc (a)	26,216	219
PC-Tel Inc	52	-	Newport Corp (a)	36,235	260
			Rofin-Sinar Technologies Inc (a)	12,275	274

Internet Content - Entertainment (0.05%)					1,153

Alloy Inc (a)	11,650	58
Hollywood Media Corp (a)	4,450	9	Leisure & Recreation Products (0.16%)
New Motion Inc (a)	7,133	13	Brunswick Corp/DE	54,800	190
PlanetOut Inc (a)	3,700	6	GameTech International Inc (a)	700	2

		86	Johnson Outdoors Inc	6,500	54

			Multimedia Games Inc (a)	11,641	35

Internet Content - Information & News (0.15%)					281

Autobytel Inc (a)	95,971	75
Harris Interactive Inc (a)	147,160	171	Life & Health Insurance (1.84%)
Jupitermedia Corp (a)	10,800	6	American Equity Investment Life Holding Co	73,700	333

		252	Conseco, Inc. (a)	3,700	7

			Delphi Financial Group Inc	55,800	879
Internet Financial Services (0.00%)			FBL Financial Group Inc	35,896	627
Insweb Corp (a)	800	2	Independence Holding Co	9,300	61
			Penn Treaty American Corp (a)	20,525	3
Internet Incubators (0.21%)
			Phoenix Cos Inc/The	142,625	923
Internet Capital Group Inc (a)	30,600	175
			Presidential Life Corp	36,884	346
ModusLink Global Solutions Inc (a)	22,500	125
			Universal American Corp/NY (a)	1,200	10

Safeguard Scientifics Inc (a)	70,800	55

					3,189

		355

			Linen Supply & Related Items (0.23%)
Internet Infrastructure Equipment (0.20%)
			G&K Services Inc	17,900	404
Avocent Corp (a)	23,400	351
			Machinery - Construction & Mining (0.09%)
Internet Infrastructure Software (0.07%)
			Bucyrus International Inc	6,575	159
Openwave Systems Inc (a)	53,300	40
SupportSoft Inc (a)	31,400	78	Machinery - Electrical (0.21%)

		118	Baldor Electric Co	10,900	191

Internet Security (0.36%)			Regal-Beloit Corp	5,550	181

ActivIdentity Corp (a)	37,414	75			372

Ipass Inc (a)	33,400	63	Machinery - Farm (0.07%)
Secure Computing Corp (a)	55,600	315	Alamo Group Inc	9,800	123
SonicWALL Inc (a)	37,994	170

		623	Machinery - General Industry (0.20%)

Investment Companies (0.17%)			Albany International Corp	3,700	54
Harris & Harris Group Inc (a)	2,100	11	Intevac Inc (a)	1,300	10
Hercules Technology Growth Capital Inc	3,828	33	Kadant Inc (a)	17,419	286

MCG Capital Corp	78,105	64			350

Medallion Financial Corp	23,244	188	Machinery - Material Handling (0.11%)
Patriot Capital Funding Inc	189	1	Key Technology Inc (a)	1,975	32

		297	NACCO Industries Inc	2,678	165

See accompanying notes

593

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Material Handling (continued)			Medical - Outpatient & Home Medical Care
Paragon Technologies Inc (a)	500 $	2	(continued)

		199	LHC Group Inc (a)	34,475 $	1,216

					1,540

Machinery - Print Trade (0.00%)
Baldwin Technology Co (a)	2,700	5	Medical Imaging Systems (0.05%)
			Digirad Corp (a)	7,096	6
Machinery - Pumps (0.18%)			Merge Healthcare Inc (a)	16,698	16
Tecumseh Products Co (a)	16,752	310	Vital Images Inc (a)	5,488	71

					93

Machinery Tools & Related Products (0.38%)			Medical Information Systems (0.05%)
Hardinge Inc	6,700	47	AMICAS Inc (a)	43,300	80
Lincoln Electric Holdings Inc	14,175	611
LS Starrett Co	200	3	Medical Instruments (0.11%)

		661	Angiodynamics Inc (a)	12,778	161

Medical - Biomedical/Gene (0.05%)			Nanogen Inc (a)	34,100	9
CuraGen Corp (a)	10,200	7	Orthologic Corp (a)	22,475	16
Genitope Corp (a)	28,300	-	Urologix Inc (a)	10,700	11

Harvard Bioscience Inc (a)	2,247	7			197

Maxygen Inc (a)	338	1	Medical Laboratory & Testing Service (0.00%)
Neose Technologies Inc (a)	47,700	16	Orchid Cellmark Inc (a)	5,600	7
RTI Biologics Inc (a)	19,900	61

		92	Medical Laser Systems (0.01%)

Medical - Drugs (0.06%)			Cutera Inc (a)	2,700	23
Acusphere Inc (a)	900	-	Iridex Corp (a)	1,112	3

Hi-Tech Pharmacal Co Inc (a)	10,200	74			26

Infinity Pharmaceuticals Inc (a)	3,695	18	Medical Products (0.53%)
Lannett Co Inc (a)	4,700	13	ATS Medical Inc (a)	1,438	4
Ore Pharmaceuticals Inc (a)	8,930	7	Cantel Medical Corp (a)	12,100	116

		112	Cooper Cos Inc/The	19,900	328

Medical - Generic Drugs (0.06%)			HealthTronics Inc (a)	36,200	70
Par Pharmaceutical Cos Inc (a)	10,400	104	Invacare Corp	13,610	248
			Kewaunee Scientific Corp	700	6
Medical - HMO (0.51%)			Langer Inc (a)	4,300	3
Healthspring Inc (a)	53,850	890	Misonix Inc (a)	12,780	26
			North American Scientific Inc (a)	215	-
Medical - Hospitals (0.49%)			Osteotech Inc (a)	27,133	87
Dynacq Healthcare Inc (a)	192	-	Sonic Innovations Inc (a)	10,000	17
LifePoint Hospitals Inc (a)	28,700	688	SRI/Surgical Express Inc (a)	4,400	10
Medcath Corp (a)	10,365	160	Synovis Life Technologies Inc (a)	127	2

		848			917

Medical - Nursing Homes (0.29%)			Metal - Aluminum (0.05%)
Assisted Living Concepts Inc (a)	5,500	27	Kaiser Aluminum Corp	2,700	91
Kindred Healthcare Inc (a)	33,100	480

		507	Metal Processors & Fabrication (0.28%)

			Intermet Corp (a)(b)(c)	100	-
Medical - Outpatient & Home Medical Care (0.89%)
Allied Healthcare International Inc (a)	68,110	99	Kaydon Corp	11,050	369
American Shared Hospital Services (a)	1,200	1	NN Inc	13,600	98
Amsurg Corp (a)	8,975	224	Worthington Industries Inc	1,497	18

					485

See accompanying notes

594

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal Products - Distribution (0.00%)			Non-Ferrous Metals (0.18%)
AM Castle & Co	174 $	2	USEC Inc (a)	75,800 $	313
Empire Resources Inc	500	1

		3	Non-Hazardous Waste Disposal (0.75%)

			Waste Connections Inc (a)	38,012	1,287
Metal Products - Fasteners (0.01%)			WCA Waste Corp (a)	5,300	17

Chicago Rivet & Machine Co	300	5			1,304

Eastern Co/The	600	7

		12	Office Automation & Equipment (0.00%)

			TRM Corp (a)	13,400	1
Miscellaneous Manufacturers (0.15%)
Movado Group Inc	8,700	132	Office Furnishings - Original (0.01%)
NL Industries Inc	9,583	132	Virco Manufacturing	5,300	15
Portec Rail Products Inc	297	2

		266	Office Supplies & Forms (0.10%)

			ACCO Brands Corp (a)	5,400	15
Motion Pictures & Services (0.01%)
Image Entertainment Inc (a)	14,200	11	Ennis Inc	11,282	133
			Nashua Corp (a)	4,100	28

MRI - Medical Diagnostic Imaging (0.00%)					176

RadNet Inc (a)	1,700	6	Oil - Field Services (0.32%)
			Allis-Chalmers Energy Inc (a)	10,200	69
Multi-Line Insurance (1.70%)			Newpark Resources (a)	1,600	9
Atlantic American Corp (a)	7,500	8	Oil States International Inc (a)	13,225	306
Citizens Inc/TX (a)	585	5	SEACOR Holdings Inc (a)	800	54
Eastern Insurance Holdings Inc	4,802	45	Trico Marine Services Inc (a)	12,200	110
HCC Insurance Holdings Inc	70,990	1,566	Union Drilling Inc (a)	400	2

Horace Mann Educators Corp	57,703	459			550

National Security Group Inc	300	3
United Fire & Casualty Co	37,384	866	Oil & Gas Drilling (0.20%)

		2,952	Bronco Drilling Co Inc (a)	13,800	107

			Parker Drilling Co (a)	2,426	12
Multimedia (0.57%)			Pioneer Drilling Co (a)	30,400	235

4Kids Entertainment Inc (a)	11,300	60			354

Entravision Communications Corp (a)	77,154	146
Factset Research Systems Inc	15,425	598	Oil Company - Exploration & Production (2.98%)
Journal Communications Inc	14,961	38	Arena Resources Inc (a)	12,360	377
Media General Inc	19,300	147	Brigham Exploration Co (a)	590	5
Triple Crown Media Inc (a)	7,695	-	Callon Petroleum Co (a)	12,800	132
WPT Enterprises Inc (a)	7,568	3	Concho Resources Inc/Midland TX (a)	30,400	646

		992	Edge Petroleum Corp (a)	14,800	9

			Encore Acquisition Co (a)	13,375	417
Music (0.01%)			Equitable Resources Inc	28,100	975
EDCI Holdings Inc (a)	3,130	10	GeoMet Inc (a)	18,000	53
Networking Products (1.69%)			Harvest Natural Resources Inc (a)	31,000	263
3Com Corp (a)	626,700	1,711	HKN Inc (a)	3,898	20
Adaptec Inc (a)	104,900	337	Infinity Energy Resources Inc (a)	8,795	4
Black Box Corp	22,677	690	Mariner Energy Inc (a)	20,902	301
Hypercom Corp (a)	57,700	112	Meridian Resource Corp (a)	76,400	90
Performance Technologies Inc (a)	16,050	50	Petroleum Development Corp (a)	9,710	201
Soapstone Networks Inc (a)	6,800	19	Petroquest Energy Inc (a)	31,125	310
Zhone Technologies Inc (a)	90,700	11	Rosetta Resources Inc (a)	21,528	227

		2,930	Royale Energy Inc (a)	1,300	4

			Stone Energy Corp (a)	11,400	346

See accompanying notes		595

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Printing - Commercial (continued)
(continued)			Valassis Communications Inc (a)	124 $	1

Swift Energy Co (a)	24,300 $	779			74

		5,159

			Private Corrections (0.01%)
Oil Field Machinery & Equipment (0.00%)			Cornell Cos Inc (a)	500	11
Natural Gas Services Group Inc (a)	600	8
			Property & Casualty Insurance (4.46%)
Optical Recognition Equipment (0.02%)			21st Century Holding Co	4,100	22
Digimarc Corp (a)	3,048	30	Affirmative Insurance Holdings Inc	7,700	9
Paper & Related Products (0.70%)			AmCOMP Inc (a)	28,900	351
Buckeye Technologies Inc (a)	30,100	177	American Physicians Capital Inc	14	1
Caraustar Industries Inc (a)	36,383	13	Baldwin & Lyons Inc	28,571	520
Glatfelter	63,300	653	CNA Surety Corp (a)	38,100	528
Neenah Paper Inc	4,400	40	Donegal Group Inc	24,663	404
Schweitzer-Mauduit International Inc	19,633	328	EMC Insurance Group Inc	11,939	292
Xerium Technologies Inc	470	2	First Acceptance Corp (a)	9,500	29

		1,213	FPIC Insurance Group Inc (a)	5,294	237

			Hallmark Financial Services (a)	4,400	29
Pharmacy Services (0.08%)			Infinity Property & Casualty Corp	32,104	1,278
BioScrip Inc (a)	44,000	132	Investors Title Co	700	27
			LandAmerica Financial Group Inc	23,735	234
Curative Health Services Inc (a)(b)(c)	4,500	-

			Meadowbrook Insurance Group Inc	75,125	396
		132

			Mercer Insurance Group Inc	5,400	69
Photo Equipment & Supplies (0.00%)			Navigators Group Inc (a)	23	1
Concord Camera Corp (a)	1,442	3	NYMAGIC Inc	8,700	152
			PMA Capital Corp (a)	44,038	203
Physical Therapy & Rehabilitation Centers (0.14%)			ProAssurance Corp (a)	37	2
RehabCare Group Inc (a)	14,100	242
			Safety Insurance Group Inc	8,500	323
Physician Practice Management (0.78%)			SeaBright Insurance Holdings Inc (a)	10,800	113
American Dental Partners Inc (a)	1,900	17	Selective Insurance Group	47,600	1,130
OCA Inc (a)(b)(c)	1,600	-	Specialty Underwriters' Alliance Inc (a)	4,854	17
Pediatrix Medical Group Inc (a)	34,500	1,333	State Auto Financial Corp	28,672	755

		1,350	Stewart Information Services Corp	21,511	357

			Unico American Corp (a)	13,834	97
Poultry (0.02%)			United America Indemnity Ltd (a)	2,404	29
Pilgrim's Pride Corp	29,600	32	Zenith National Insurance Corp	3,890	128

Power Converter & Supply Equipment (0.03%)					7,733

C&D Technologies Inc (a)	5,111	18	Protection - Safety (0.03%)
Espey Manufacturing & Electronics Corp	1,400	28	Henry Bros Electronics Inc (a)	800	5
Magnetek Inc (a)	5,653	12	Mace Security International Inc (a)	11,900	10

		58	Protection One Inc (a)	5,510	41

Precious Metals (0.04%)					56

Coeur d'Alene Mines Corp (a)	104,200	75	Publicly Traded Investment Fund (1.21%)
			iShares Russell 2000 Value Index Fund	39,900	2,104
Printing - Commercial (0.04%)
Bowne & Co Inc	1,170	9	Publishing - Books (0.55%)
Champion Industries Inc/WV	18,958	60	Scholastic Corp	51,508	957
Tufco Technologies Inc (a)	1,300	4
			Publishing - Newspapers (0.07%)
			AH Belo Corp	10,180	34

See accompanying notes

596

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Publishing - Newspapers (continued)			Rental - Auto & Equipment (1.01%)
Journal Register Co	76,700 $	1	Aaron Rents Inc	39,125 $	970
Lee Enterprises Inc	32,500	81	Avis Budget Group Inc (a)	51,700	85

		116	Dollar Thrifty Automotive Group (a)	29,626	48

Publishing - Periodicals (0.00%)			Electro Rent Corp	19,700	236
RH Donnelley Corp (a)	2,500	2	United Rentals Inc (a)	40,262	413

					1,752

Racetracks (0.17%)			Research & Development (0.01%)
Churchill Downs Inc	400	15	Albany Molecular Research Inc (a)	11	-
Dover Motorsports Inc	3,849	9	Evotec AG ADR (a)	8,101	21

Speedway Motorsports Inc	17,000	271			21

		295

			Resorts & Theme Parks (0.15%)
Radio (0.26%)			Bluegreen Corp (a)	33,200	161
Beasley Broadcasting Group Inc	6,250	9	Great Wolf Resorts Inc (a)	16,000	30
Citadel Broadcasting Corp (a)	140,166	39	ILX Resorts Inc	5,800	7
Cox Radio Inc (a)	28,900	158	Silverleaf Resorts Inc (a)	19,929	19
Cumulus Media Inc (a)	82,210	86	Six Flags Inc (a)	113,800	39

Emmis Communications Corp (a)	27,200	18			256

Entercom Communications Corp	32,800	22
Radio One Inc (a)	91,880	7	Respiratory Products (0.02%)
Regent Communications Inc (a)	8,500	3	Allied Healthcare Products (a)	6,400	27
Saga Communications Inc (a)	15,300	82	Rotech Healthcare Inc (a)	5,900	-

Salem Communications Corp (a)	11,200	12			27

Spanish Broadcasting System Inc (a)	31,048	7	Retail - Apparel & Shoe (1.22%)

		443	Brown Shoe Co Inc	20,700	218

			Cache Inc (a)	2,600	9
Real Estate Management & Services (0.04%)
Housevalues Inc (a)	2,800	7	Casual Male Retail Group Inc (a)	9,000	17
Tarragon Corp (a)	21,400	3	Charming Shoppes Inc (a)	92,482	102
United Capital Corp (a)	1,900	42	Chico's FAS Inc (a)	8,906	30
ZipRealty Inc (a)	3,278	10	dELiA*s Inc (a)	5,600	14

		62	Finish Line	25,400	243

			HOT Topic Inc (a)	16,200	105
Real Estate Operator & Developer (0.25%)			Kenneth Cole Productions Inc	5,705	76
Avatar Holdings Inc (a)	6,700	227	Men's Wearhouse Inc	4,600	70
California Coastal Communities Inc (a)	10,800	14	Mothers Work Inc (a)	2,400	21
Hilltop Holdings Inc (a)	18,630	175	New York & Co Inc (a)	413	1
Stratus Properties Inc (a)	600	15	Phillips-Van Heusen Corp	31,450	771

		431	PreVu Inc (a)	28,200	-

Recreational Vehicles (0.03%)			Shoe Carnival Inc (a)	6,100	86
Arctic Cat Inc	5,999	45	Stage Stores Inc	36,050	278
			Syms Corp (a)	6,300	66

Reinsurance (1.28%)					2,107

Argo Group International Holdings Ltd (a)	8,736	279
Aspen Insurance Holdings Ltd	38,600	886	Retail - Arts & Crafts (0.01%)
			AC Moore Arts & Crafts Inc (a)	6,748	19
IPC Holdings Ltd	38,150	1,053

		2,218	Retail - Auto Parts (0.24%)

REITS - Mortgage (0.36%)			Coast Distribution System/CA	2,900	6
MFA Mortgage Investments Inc	114,975	632	PEP Boys-Manny Moe & Jack	86,700	418

					424

See accompanying notes

597

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Automobile (0.71%)			Retail - Leisure Products (continued)
America's Car-Mart Inc (a)	500 $	8	West Marine Inc (a)	30,940 $	196

Asbury Automotive Group Inc	29,900	97			246

Group 1 Automotive Inc	18,400	185	Retail - Mail Order (0.00%)
Lithia Motors Inc	18,052	74	Sharper Image Corp (a)	15,696	2
Penske Auto Group Inc	33,235	272
Rush Enterprises Inc - Class A (a)	27,300	256	Retail - Miscellaneous/Diversified (0.01%)
Rush Enterprises Inc - Class B (a)	13,350	143	Hastings Entertainment Inc/United States (a)	1,300	6
Sonic Automotive Inc	38,776	199	Pricesmart Inc	251	4

		1,234			10

Retail - Bookstore (0.01%)			Retail - Music Store (0.00%)
Books-A-Million Inc	895	3	Trans World Entertainment (a)	1,700	4
Borders Group Inc	5,300	18

		21	Retail - Office Supplies (0.15%)

			OfficeMax Inc	33,000	266
Retail - Computer Equipment (0.12%)
PC Connection Inc (a)	33,502	202	Retail - Pawn Shops (0.52%)
			First Cash Financial Services Inc (a)	58,550	900
Retail - Consumer Electronics (0.00%)
Rex Stores Corp (a)	400	4	Retail - Regional Department Store (0.13%)
			Bon-Ton Stores Inc/The	1,407	3
Retail - Convenience Store (0.08%)			Dillard's Inc	35,100	187
Pantry Inc/The (a)	6,500	143
			Gottschalks Inc (a)	17,026	12
Retail - Discount (0.08%)			Retail Ventures Inc (a)	12,900	27

99 Cents Only Stores (a)	46	1			229

Duckwall-ALCO Stores Inc (a)	6,600	83	Retail - Restaurants (0.79%)
Fred's Inc	1,891	23	DineEquity Inc	6,900	124
Tuesday Morning Corp	13,900	31	Frisch's Restaurants Inc	800	14

		138	J Alexander's Corp	5,300	26

Retail - Drug Store (0.02%)			Landry's Restaurants Inc	4,900	61
Allion Healthcare Inc (a)	7,217	31	Luby's Inc (a)	24,300	118
			McCormick & Schmick's Seafood
Retail - Hair Salons (0.14%)			Restaurants Inc (a)	2,700	13
Regis Corp	19,414	240	Morton's Restaurant Group Inc (a)	6,286	22
			O'Charleys Inc	19,900	149
Retail - Home Furnishings (0.14%)			Sonic Corp (a)	39,875	427
Cost Plus Inc (a)	9,400	16	Steak N Shake Co/The (a)	19,600	101
Design Within Reach Inc (a)	5,800	12	Wendy's/Arby's Group Inc	87,300	316

Haverty Furniture Cos Inc	13,000	128			1,371

Kirkland's Inc (a)	22,498	47	Retail - Sporting Goods (0.18%)
Pier 1 Imports Inc (a)	31,500	43	Cabela's Inc (a)	35,026	278

		246	Gander Mountain Co (a)	13,600	28

Retail - Jewelry (0.45%)			Golfsmith International Holdings Inc (a)	534	1
Finlay Enterprises Inc (a)	13,610	2	Sport Chalet Inc - Class A (a)	5,700	9
Lazare Kaplan International Inc (a)	12,200	88	Sport Chalet Inc - Class B (a)	800	1

Zale Corp (a)	40,600	692			317

		782	Retail - Video Rental (0.09%)

Retail - Leisure Products (0.14%)			Blockbuster Inc - Class A (a)	92,725	141
MarineMax Inc (a)	21,700	50

See accompanying notes

598

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Video Rental (continued)			Savings & Loans - Thrifts (continued)
Blockbuster Inc - Class B (a)	34,700 $	23	MutualFirst Financial Inc	1,162 $	10

		164	New Hampshire Thrift Bancshares Inc	1,000	9

Retirement & Aged Care (0.02%)			NewAlliance Bancshares Inc	65,200	900
Capital Senior Living Corp (a)	7,049	32	Northeast Community Bancorp Inc	2,900	22
			Pacific Premier Bancorp Inc (a)	10,200	41
Rubber - Tires (0.33%)			Parkvale Financial Corp	3,700	55
Cooper Tire & Rubber Co	75,398	575	Provident Financial Holdings Inc	5,800	33
			Provident Financial Services Inc	79,900	1,171
Rubber & Plastic Products (0.04%)			Provident New York Bancorp	28,084	338
Myers Industries Inc	6,700	71	Rainier Pacific Financial Group Inc	4,800	22
			Riverview Bancorp Inc	15,000	71
Satellite Telecommunications (0.07%)			Rome Bancorp Inc	6,900	69
Loral Space & Communications Inc (a)	10,400	120
			TF Financial Corp	1,300	25
Savings & Loans - Thrifts (3.98%)			TierOne Corp	1,791	10
Abington Bancorp Inc	12,910	134	Timberland Bancorp Inc/WA	17,220	102
Ameriana Bancorp	3,000	20	United Community Financial Corp/OH	25,960	122
American Bancorp of New Jersey Inc	10,792	97	United Financial Bancorp Inc	9,189	129
Anchor Bancorp Wisconsin Inc	9,600	55	United Western Bancorp Inc	3,800	43
B of I Holding Inc (a)	2,400	11	Washington Federal Inc	6,609	116
BankAtlantic Bancorp Inc	5,740	35	Westfield Financial Inc	16,500	171
BankFinancial Corp	11,677	142	Willow Financial Bancorp Inc	12,530	108

BankUnited Financial Corp	29,948	14			6,903

Benjamin Franklin Bancorp Inc	1,800	23	Security Services (0.00%)
Berkshire Hills Bancorp Inc	6,800	177	Devcon International Corp (a)	400	-
Brookline Bancorp Inc	42,834	501
Camco Financial Corp	9,800	70	Seismic Data Collection (0.00%)
CFS Bancorp Inc	14,117	114	Geokinetics Inc (a)	100	1
Citizens Community Bancorp Inc/WI	2,400	14
Citizens First Bancorp Inc	6,200	18	Semiconductor Component - Integrated Circuits (0.60%)
			Exar Corp (a)	32,246	215
Citizens South Banking Corp	12,700	86
			Hifn Inc (a)	15,900	42
Cooperative Bankshares Inc	250	1
			Integrated Device Technology Inc (a)	63,400	403
ESSA Bancorp Inc	5,400	75
			TriQuint Semiconductor Inc (a)	86,541	388

First Defiance Financial Corp	7,600	76
					1,048

First Federal Bancshares of Arkansas Inc	500	4
First Financial Holdings Inc	100	2	Semiconductor Equipment (1.89%)
First Keystone Financial Inc (a)	100	1	Aetrium Inc (a)	393	1
First Niagara Financial Group Inc	61,131	964	Amtech Systems Inc (a)	3,400	22
First Pactrust Bancorp Inc	200	2	ATMI Inc (a)	17,300	210
First Place Financial Corp/OH	21,794	150	Aviza Technology Inc (a)	4,400	1
FirstFed Financial Corp (a)	3,900	35	Axcelis Technologies Inc (a)	84,476	37
Flagstar Bancorp Inc	47,100	89	Brooks Automation Inc (a)	62,061	425
Franklin Bank Corp/Houston TX (a)	15,677	4	Cascade Microtech Inc (a)	6,789	22
HF Financial Corp	7,260	100	Cohu Inc	11,756	166
HMN Financial Inc	200	2	Electroglas Inc (a)	33,159	22
Home Federal Bancorp Inc/ID	10,100	117	Entegris Inc (a)	168,951	455
Legacy Bancorp Inc/MA	7,400	97	FSI International Inc (a)	25,214	12
LSB Corp	5,300	56	inTEST Corp (a)	7,190	6
Meridian Interstate Bancorp Inc (a)	1,400	14	LTX-Credence Corp (a)	64,729	40
Meta Financial Group Inc	3,600	36	MKS Instruments Inc (a)	71,616	1,328

See accompanying notes

599

Schedule of Investments SmallCap Value Fund II October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Equipment (continued)			Telecommunication Equipment - Fiber Optics
Nanometrics Inc (a)	22,700 $	28	(continued)
Photronics Inc (a)	29,900	21	Optical Cable Corp (a)	6,217 $	29
Rudolph Technologies Inc (a)	24,185	81	Sycamore Networks Inc (a)	442,237	1,477

Varian Semiconductor Equipment Associates					1,631

Inc (a)	20,850	409	Telecommunication Services (0.04%)

		3,286	Harris Stratex Networks Inc (a)	9,614	64

Shipbuilding (0.04%)			LCC International Inc (a)	34,649	-
Todd Shipyards Corp	6,200	78	Orbcomm Inc (a)	1,917	6
			RCN Corp (a)	70	-

Software Tools (0.07%)					70

Borland Software Corp (a)	84,326	127
			Telephone - Integrated (0.39%)
Steel - Producers (0.07%)			D&E Communications Inc	12,107	85
Friedman Industries	3,100	16	General Communication Inc (a)	9,000	69
Shiloh Industries Inc	20,153	101	IDT Corp - Class B (a)	140,500	143

		117	IDT Corp (a)	3,300	3

			SureWest Communications	21,136	374

Steel - Specialty (0.03%)					674

Material Sciences Corp (a)	11,100	55
			Television (0.31%)
Steel Pipe & Tube (0.19%)			Acme Communications Inc (a)	13,378	7
Mueller Water Products Inc - Class A	11,100	77	Belo Corp	50,900	108
Mueller Water Products Inc - Class B	37,800	249	Hearst-Argyle Television Inc	19,500	292

		326	LIN TV Corp (a)	36,318	62

Storage & Warehousing (0.15%)			Sinclair Broadcast Group Inc	19,100	62

Mobile Mini Inc (a)	15,200	255			531

			Textile - Apparel (0.25%)
Sugar (0.07%)			Perry Ellis International Inc (a)	20,499	201
Imperial Sugar Co	10,663	126	Talon International Inc (a)	500	-
			Unifi Inc (a)	49,000	235

Telecommunication Equipment (0.81%)					436

Anaren Inc (a)	6,180	77
Arris Group Inc (a)	29,400	203	Textile - Home Furnishings (0.00%)
Channell Commercial Corp (a)	1,300	-	Decorator Industries Inc	1,300	2
Communications Systems Inc	7,600	61	Quaker Fabric Corp (a)	11,600	-

Ditech Networks Inc (a)	28,500	24			2

Nice Systems Ltd ADR (a)	25,075	561	Textile - Products (0.04%)
Preformed Line Products Co	1,750	70	Culp Inc (a)	9,174	26
Symmetricom Inc (a)	36,500	162	Dixie Group Inc (a)	9,400	39

Tollgrade Communications Inc (a)	21,400	94			65

Utstarcom Inc (a)	45,600	109
			Theaters (0.04%)
Westell Technologies Inc (a)	42,000	13	Carmike Cinemas Inc	10,500	23
Wireless Telecom Group Inc (a)	20,000	12	Cinemark Holdings Inc	5,700	47

XETA Technologies Inc (a)	8,425	14			70

		1,400

			Therapeutics (0.06%)
Telecommunication Equipment - Fiber Optics (0.94%)			Neurocrine Biosciences Inc (a)	1,213	5
Bookham Inc (a)	73,000	39	Theragenics Corp (a)	46,600	91
Clearfield Inc (a)	2,500	2	Threshold Pharmaceuticals Inc (a)	80	-

MRV Communications Inc (a)	13,600	10			96

Oplink Communications Inc (a)	9,066	74

See accompanying notes

600

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Tobacco (0.02%)			Web Portals (0.00%)
Universal Corp/Richmond VA	959 $	38	United Online Inc	32 $	-

Tools - Hand Held (0.00%)			Wire & Cable Products (0.50%)
QEP Co Inc (a)	400	1	Belden Inc	14,300	298
			Encore Wire Corp	5,300	102
Toys (0.49%)			General Cable Corp (a)	26,875	459

Jakks Pacific Inc (a)	38,204	855			859

Transport - Equipment & Leasing (0.33%)			Wireless Equipment (0.19%)
Amerco Inc (a)	9,600	434	CalAmp Corp (a)	31,303	25
Greenbrier Cos Inc	8,800	73	EF Johnson Technologies Inc (a)	13,300	25
Willis Lease Finance Corp (a)	5,400	69	EMS Technologies Inc (a)	274	6

		576	EndWave Corp (a)	9,500	31

			Nextwave Wireless Inc (a)	25,769	7
Transport - Marine (0.37%)
			Powerwave Technologies Inc (a)	67,785	64
Eagle Bulk Shipping Inc	36,025	359
			Relm Wireless Corp (a)	900	1
International Shipholding Corp	7,649	188
			RF Micro Devices Inc (a)	73,300	146
Overseas Shipholding Group Inc	2,400	90

			Telular Corp (a)	4,244	6
		637

			Tessco Technologies Inc (a)	1,900	21
Transport - Rail (0.03%)			WPCS International Inc (a)	1,685	5

Providence and Worcester Railroad Co	3,600	50			337

Transport - Services (0.24%)			TOTAL COMMON STOCKS	$ 171,022

Bristow Group Inc (a)	8,476	210		Principal
PHI Inc (a)	9,400	197		Amount	Value

		407		(000's)	(000's)

Transport - Truck (1.03%)			REPURCHASE AGREEMENTS (0.70%)
Arkansas Best Corp	17,600	514	Money Center Banks (0.70%)
Covenant Transportation Group Inc (a)	600	1	BNP Paribas Securities Corporation
			Repurchase Agreement; 0.20% dated
Forward Air Corp	23,500	615	10/31/08 maturing 11/03/08 (collateralized
Frozen Food Express Industries	26,000	150	by U.S. Government Agency Issues;
Marten Transport Ltd (a)	2,351	43	$13,000; 0.00% - 6.25%; dated 12/23/08 -
PAM Transportation Services Inc (a)	24,385	212	07/13/37) (e)	$ 13 $	13
Saia Inc (a)	6,489	69	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%;
USA Truck Inc (a)	2,693	40	dated 10/31/2008 maturing 11/03/2008
Werner Enterprises Inc	13	-	(collateralized by Sovereign Agency
YRC Worldwide Inc (a)	29,700	136	Issues; $615,000; 2.75% - 5.38%; dated

		1,780	11/28/08 - 02/13/17)	597	597

			Investment in Joint Trading Account;
Vitamins & Nutrition Products (0.03%)			Morgan Stanley Repurchase Agreement;
Natural Alternatives International Inc (a)	2,114	13	0.15%; dated 10/31/2008 maturing
Natural Health Trends Corp (a)	4,700	2	11/03/2008 (collateralized by Sovereign
			Agency Issues; $615,000; 2.63% - 4.63%;
Nutraceutical International Corp (a)	2,100	19	dated 09/09/09 - 06/12/15)	597	597

Omega Protein Corp (a)	1,400	10			1,207

		44

			TOTAL REPURCHASE AGREEMENTS	$ 1,207

Water (0.00%)
			Total Investments	$ 172,229
Connecticut Water Service Inc	239	6
			Other Assets in Excess of Liabilities, Net - 0.67%		1,166

Web Hosting & Design (0.03%)			TOTAL NET ASSETS - 100.00%	$ 173,395

Web.com Group Inc (a)	9,853	48

See accompanying notes

601

Schedule of Investments
SmallCap Value Fund II
October 31, 2008

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $23 or 0.01% of net assets.
(c) Security is Illiquid
(d)	Security or a portion of the security was on loan at the end of the period.
(e)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 4,620
Unrealized Depreciation	(139,344)

Net Unrealized Appreciation (Depreciation)	(134,724)
Cost for federal income tax purposes	306,953
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	27.90%
Industrial	15.38%
Consumer, Non-cyclical	13.93%
Consumer, Cyclical	13.87%
Technology	9.68%
Communications	8.44%
Energy	3.65%
Basic Materials	3.17%
Utilities	1.94%
Exchange Traded Funds	1.21%
Diversified	0.16%
Other Assets in Excess of Liabilities, Net	0.67%

TOTAL NET ASSETS	100.00%

See accompanying notes

602

Schedule of Investments
SmallCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.77%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.08%)			Chemicals - Diversified (continued)
Ceradyne Inc (a)	3,950 $	93	Olin Corp	5,450 $	99

					192

Aerospace & Defense (0.11%)
Cubic Corp	2,827	63	Chemicals - Specialty (2.41%)
Esterline Technologies Corp (a)	1,625	59	Arch Chemicals Inc	3,795	108

		122	Cytec Industries Inc	31,366	888

			HB Fuller Co	73,454	1,298
Aerospace & Defense Equipment (1.14%)			Minerals Technologies Inc	1,422	81
Curtiss-Wright Corp	1,850	68	NewMarket Corp	10,032	378

Kaman Corp	5,578	143			2,753

Moog Inc (a)	3,794	133
Triumph Group Inc	21,863	959	Circuit Boards (0.04%)

		1,303	TTM Technologies Inc (a)	6,200	44

Airlines (0.15%)			Collectibles (0.51%)
Alaska Air Group Inc (a)	3,930	97	RC2 Corp (a)	45,513	578
US Airways Group Inc (a)	7,275	74

		171	Commercial Banks (8.18%)

			Bancfirst Corp	2,000	101
Apparel Manufacturers (0.05%)			Bank Mutual Corp	11,050	127
Columbia Sportswear Co	1,525	56	Cathay General Bancorp	2,625	64
Applications Software (0.66%)			Central Pacific Financial Corp	10,325	161
American Reprographics Co (a)	70,440	750	Chemical Financial Corp	5,300	139
			Citizens Republic Bancorp Inc	20,200	60
Auto/Truck Parts & Equipment - Original (0.05%)			City Bank/Lynnwood WA	6,524	67
ArvinMeritor Inc	7,075	42	Colonial BancGroup Inc/The	22,525	92
Wonder Auto Technology Inc (a)	4,305	17	Columbia Banking System Inc	6,100	97

		59	Community Bank System Inc	5,975	149

Auto/Truck Parts & Equipment - Replacement (0.08%)			Corus Bankshares Inc	17,100	38
ATC Technology Corp/IL (a)	4,375	96	East West Bancorp Inc	7,956	138
			First Bancorp/Puerto Rico	8,400	86
Batteries & Battery Systems (1.59%)			First Commonwealth Financial Corp	17,325	192
Advanced Battery Technologies Inc (a)	22,200	63	First Financial Bancorp	16,075	216
Greatbatch Inc (a)	80,780	1,757	First Financial Bankshares Inc	2,600	141

		1,820	First Midwest Bancorp Inc/IL	7,975	177

			FirstMerit Corp	9,600	224
Building - Residential & Commercial (0.04%)
Amrep Corp (a)	1,525	46	FNB Corp/PA	10,718	140
			Frontier Financial Corp	12,750	85
Building & Construction - Miscellaneous (1.03%)			Glacier Bancorp Inc	6,600	133
Dycom Industries Inc (a)	131,924	1,172	Guaranty Bancorp (a)	12,650	54
			Hancock Holding Co	4,825	213
Building & Construction Products -			International Bancshares Corp	3,500	91
Miscellaneous (0.14%)			MB Financial Inc	3,200	95
Drew Industries Inc (a)	4,846	59	National Penn Bancshares Inc	11,395	193
Louisiana-Pacific Corp	6,700	32	NBT Bancorp Inc	5,582	156
NCI Building Systems Inc (a)	3,894	72	Old National Bancorp/IN	7,800	148

		163	Old Second Bancorp Inc	3,150	42

Chemicals - Diversified (0.17%)			Pacific Capital Bancorp NA	3,800	75
FMC Corp	850	37	PacWest Bancorp	4,250	106
Innospec Inc	6,354	56	Pinnacle Financial Partners Inc (a)	2,600	76
			Prosperity Bancshares Inc	10,325	343

See accompanying notes		603

Schedule of Investments
SmallCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Consulting Services (2.33%)
Provident Bankshares Corp	10,922 $	116	FTI Consulting Inc (a)	675 $	39
S&T Bancorp Inc	6,300	215	MAXIMUS Inc	2,725	87
Sterling Bancorp/NY	6,400	100	Navigant Consulting Inc (a)	147,497	2,385
Sterling Bancshares Inc/TX	141,155	1,124	Watson Wyatt Worldwide Inc	3,600	153

Sterling Financial Corp/WA	8,662	74			2,664

Susquehanna Bancshares Inc	13,925	216	Consumer Products - Miscellaneous (0.24%)
SVB Financial Group (a)	6,554	337	American Greetings Corp	7,975	93
Texas Capital Bancshares Inc (a)	6,650	119	Helen of Troy Ltd (a)	4,883	88
Trustco Bank Corp NY	24,675	300	Prestige Brands Holdings Inc (a)	12,675	88

Trustmark Corp	4,680	96			269

UCBH Holdings Inc	263,268	1,390
UMB Financial Corp	5,932	269	Data Processing & Management (0.06%)
Umpqua Holdings Corp	12,250	208	Acxiom Corp	8,450	66
United Bankshares Inc	3,675	117	Diagnostic Equipment (0.14%)
United Community Banks Inc/GA	9,535	125	Affymetrix Inc (a)	13,400	50
Westamerica Bancorporation	2,650	152	Immucor Inc (a)	4,300	114

Wintrust Financial Corp	6,360	163			164

		9,340

			Diagnostic Kits (0.20%)
Commercial Services (0.69%)			Meridian Bioscience Inc	6,550	161
PeopleSupport Inc (a)	2,300	28	Quidel Corp (a)	4,225	67

Quanta Services Inc (a)	38,150	754			228

		782

			Direct Marketing (0.08%)
Commercial Services - Finance (0.10%)			Harte-Hanks Inc	12,800	90
Jackson Hewitt Tax Service Inc	8,200	113
			Disposable Medical Products (0.11%)
Communications Software (0.08%)			ICU Medical Inc (a)	3,875	124
Digi International Inc (a)	8,925	91
			Distribution & Wholesale (0.94%)
Computer Aided Design (0.09%)			Fossil Inc (a)	4,300	78
Ansys Inc (a)	3,625	104	Scansource Inc (a)	38,141	757
Computer Services (2.64%)			School Specialty Inc (a)	3,000	63
CACI International Inc (a)	3,050	126	United Stationers Inc (a)	2,325	87
Ciber Inc (a)	13,348	72	Watsco Inc	2,250	92

IKON Office Solutions Inc	8,135	140			1,077

Insight Enterprises Inc (a)	4,350	42	Diversified Manufacturing Operations (1.74%)
Manhattan Associates Inc (a)	38,340	644	Actuant Corp	63,224	1,134
Perot Systems Corp (a)	7,575	109	Acuity Brands Inc	1,675	59
SYKES Enterprises Inc (a)	117,710	1,879	AO Smith Corp	4,623	146

		3,012	AZZ Inc (a)	1,350	39

Computer Software (0.07%)			Blount International Inc (a)	5,400	47
Avid Technology Inc (a)	5,575	83	EnPro Industries Inc (a)	4,145	92
			Federal Signal Corp	7,675	65
Computers - Memory Devices (0.02%)			Griffon Corp (a)	6,900	58
Hutchinson Technology Inc (a)	3,950	27	Lydall Inc (a)	9,070	60
			Matthews International Corp	3,625	162
Computers - Peripheral Equipment (1.46%)			Tredegar Corp	8,475	125

Electronics for Imaging Inc (a)	157,360	1,668			1,987

See accompanying notes

604

Schedule of Investments
SmallCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Minerals (0.05%)			Enterprise Software & Services (0.20%)
AMCOL International Corp	2,200 $	54	JDA Software Group Inc (a)	3,950 $	56
			Mantech International Corp (a)	1,400	76
E-Commerce - Products (0.12%)			Sybase Inc (a)	2,127	57
Blue Nile Inc (a)	1,400	43	SYNNEX Corp (a)	2,225	34

Stamps.com Inc (a)	9,175	89			223

		132

			Environmental Consulting & Engineering (1.65%)
E-Commerce - Services (0.04%)			Tetra Tech Inc (a)	85,824	1,887
NetFlix Inc (a)	1,772	44
			Environmental Monitoring & Detection (0.25%)
Electric - Integrated (2.22%)			Mine Safety Appliances Co	10,650	288
Allete Inc	27,875	976
Black Hills Corp	6,102	154	E-Services - Consulting (0.07%)
El Paso Electric Co (a)	14,973	277	Perficient Inc (a)	15,450	85
Empire District Electric Co/The	6,600	127
Idacorp Inc	12,353	329	Fiduciary Banks (0.08%)
NorthWestern Corp	6,185	121	Boston Private Financial Holdings Inc	9,900	88
Otter Tail Corp	1,575	37
			Filtration & Separation Products (0.05%)
PNM Resources Inc	11,224	109
			Clarcor Inc	1,475	52
Portland General Electric Co	5,275	108
UIL Holdings Corp	6,503	215	Finance - Consumer Loans (0.07%)
Unisource Energy Corp	2,790	77	Portfolio Recovery Associates Inc (a)	2,150	77

		2,530

Electronic Components - Miscellaneous (1.45%)			Finance - Investment Banker & Broker (0.54%)
Benchmark Electronics Inc (a)	119,860	1,437	Investment Technology Group Inc (a)	4,620	94
CTS Corp	12,842	90	Knight Capital Group Inc (a)	10,500	152
Daktronics Inc	4,075	40	Penson Worldwide Inc (a)	3,250	23
Rogers Corp (a)	3,050	92	Piper Jaffray Cos (a)	2,974	118

		1,659	Stifel Financial Corp (a)	2,525	110

			SWS Group Inc	6,250	116

Electronic Components - Semiconductors (1.95%)					613

Actel Corp (a)	5,425	66
Macrovision Solutions Corp (a)	174,392	1,932	Finance - Leasing Company (1.34%)
Microsemi Corp (a)	1,901	41	Financial Federal Corp	65,821	1,524
Omnivision Technologies Inc (a)	6,282	51	Finance - Other Services (0.07%)
Volterra Semiconductor Corp (a)	5,035	48	Asset Acceptance Capital Corp (a)	5,125	41
Zoran Corp (a)	10,250	83	FCStone Group Inc (a)	6,200	37

		2,221			78

Electronic Design Automation (0.06%)			Food - Baking (0.17%)
Cogo Group Inc (a)	11,800	64	Flowers Foods Inc	6,500	193

Electronic Measurement Instruments (0.04%)			Food - Miscellaneous/Diversified (1.49%)
Itron Inc (a)	975	47	Ralcorp Holdings Inc (a)	25,151	1,702

Engineering - Research & Development Services (0.37%)			Food - Retail (0.07%)
EMCOR Group Inc (a)	23,963	426	Ruddick Corp	2,675	77

Engines - Internal Combustion (0.14%)			Food - Wholesale & Distribution (0.12%)
Briggs & Stratton Corp	10,400	164	Nash Finch Co	1,440	57

See accompanying notes

605

Schedule of Investments
SmallCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Wholesale & Distribution (continued)			Insurance Brokers (0.08%)
Spartan Stores Inc	2,900 $	78	eHealth Inc (a)	6,800 $	87

		135

			Internet Application Software (0.02%)
Footwear & Related Apparel (2.25%)			Art Technology Group Inc (a)	12,725	25
Iconix Brand Group Inc (a)	14,375	156
Steven Madden Ltd (a)	3,030	66	Internet Content - Information & News (0.04%)
Wolverine World Wide Inc	99,729	2,344	LoopNet Inc (a)	6,400	48

		2,566

Funeral Services & Related Items (0.03%)			Internet Incubators (0.05%)
Stewart Enterprises Inc	5,975	31	ModusLink Global Solutions Inc (a)	9,825	55

Gambling (Non-Hotel) (0.04%)			Internet Infrastructure Equipment (1.50%)
Pinnacle Entertainment Inc (a)	7,550	42	Avocent Corp (a)	114,209	1,715

Gas - Distribution (1.79%)			Internet Infrastructure Software (0.03%)
New Jersey Resources Corp	14,743	549	TIBCO Software Inc (a)	7,400	38
Northwest Natural Gas Co	3,055	155	Internet Security (0.13%)
South Jersey Industries Inc	3,455	118	Blue Coat Systems Inc (a)	5,500	74
WGL Holdings Inc	37,774	1,216	Vasco Data Security International Inc (a)	6,800	77

		2,038			151

Gold Mining (0.05%)			Investment Companies (0.12%)
Royal Gold Inc	1,925	56	Apollo Investment Corp	5,900	78
			Gladstone Capital Corp	5,409	64

Golf (0.34%)
Callaway Golf Co	37,418	391			142

			Investment Management & Advisory Services (0.16%)
Hazardous Waste Disposal (0.15%)			GAMCO Investors Inc	3,593	137
Clean Harbors Inc (a)	2,579	169	Waddell & Reed Financial Inc	3,475	50

					187

Home Furnishings (0.04%)
Furniture Brands International Inc	7,601	43	Lasers - Systems & Components (1.25%)
			Cymer Inc (a)	58,090	1,421
Human Resources (0.22%)
CDI Corp	3,100	41	Leisure & Recreation Products (0.03%)
Heidrick & Struggles International Inc	4,900	118	Brunswick Corp/DE	10,500	36
Kelly Services Inc	6,130	87

			Life & Health Insurance (0.91%)
		246

			American Equity Investment Life Holding Co	69	-
Identification Systems - Development (0.30%)			Delphi Financial Group Inc	12,275	194
Brady Corp	5,225	162	Phoenix Cos Inc/The	14,732	95
Checkpoint Systems Inc (a)	7,731	97	StanCorp Financial Group Inc	22,013	750

Cogent Inc (a)	9,050	83			1,039

		342

			Linen Supply & Related Items (0.12%)
Industrial Automation & Robots (0.02%)			G&K Services Inc	3,400	77
Gerber Scientific Inc (a)	5,925	28	Unifirst Corp/MA	1,925	63

					140

Instruments - Controls (0.05%)
Watts Water Technologies Inc	2,150	57	Machinery - Construction & Mining (0.11%)
			Bucyrus International Inc	5,180	125
Instruments - Scientific (0.10%)
Varian Inc (a)	3,050	112	Machinery - Electrical (1.17%)
			Baldor Electric Co	2,275	40

See accompanying notes

606

Schedule of Investments
SmallCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Electrical (continued)			Medical - Outpatient & Home Medical Care
Regal-Beloit Corp	39,663 $	1,291	(continued)

		1,331	Res-Care Inc (a)	4,764 $	73

					2,306

Machinery - General Industry (0.24%)
Gardner Denver Inc (a)	4,240	109	Medical Instruments (0.40%)
Intevac Inc (a)	4,400	34	Abaxis Inc (a)	3,700	57
Robbins & Myers Inc	2,200	45	Angiodynamics Inc (a)	7,975	100
Wabtec Corp	2,125	84	Arthrocare Corp (a)	3,025	63

		272	Conmed Corp (a)	5,350	140

			Datascope Corp	1,825	92

Machinery - Material Handling (0.09%)					452

Cascade Corp	1,397	46
Columbus McKinnon Corp/NY (a)	4,350	61	Medical Laser Systems (0.13%)

		107	Cynosure Inc (a)	2,475	22

			Palomar Medical Technologies Inc (a)	11,150	127

Machinery - Pumps (0.03%)					149

Tecumseh Products Co (a)	1,800	33
			Medical Products (0.14%)
Medical - Biomedical/Gene (0.17%)			American Medical Systems Holdings Inc (a)	10,300	112
Enzo Biochem Inc (a)	9,325	54	Invacare Corp	2,375	43

Martek Biosciences Corp (a)	3,000	89			155

OSI Pharmaceuticals Inc (a)	1,200	46	Metal Processors & Fabrication (0.05%)

		189	Ladish Co Inc (a)	3,575	61

Medical - Drugs (0.98%)
Medicis Pharmaceutical Corp	54,320	775	Miscellaneous Manufacturers (0.11%)
Salix Pharmaceuticals Ltd (a)	17,875	165	Aptargroup Inc	2,650	81
Valeant Pharmaceuticals International (a)	3,150	59	China Fire & Security Group Inc (a)	4,800	41

Viropharma Inc (a)	9,200	115			122

		1,114	MRI - Medical Diagnostic Imaging (0.05%)

Medical - Generic Drugs (0.11%)			Nighthawk Radiology Holdings Inc (a)	12,795	59
Perrigo Co	3,818	130	Multi-Line Insurance (1.72%)
Medical - HMO (1.33%)			HCC Insurance Holdings Inc	84,388	1,862
AMERIGROUP Corp (a)	2,670	67	Horace Mann Educators Corp	4,100	33
Centene Corp (a)	3,795	71	United Fire & Casualty Co	3,171	73

Healthspring Inc (a)	2,525	42			1,968

Magellan Health Services Inc (a)	5,225	193	Networking Products (1.22%)
Molina Healthcare Inc (a)	51,360	1,144	Anixter International Inc (a)	30,752	1,034

		1,517	Black Box Corp	4,019	122

Medical - Hospitals (1.56%)			Foundry Networks Inc (a)	10,250	152
LifePoint Hospitals Inc (a)	72,393	1,735	Netgear Inc (a)	7,650	85

Medcath Corp (a)	3,050	47			1,393

		1,782	Non-Ferrous Metals (0.12%)

Medical - Nursing Homes (0.74%)			Brush Engineered Materials Inc (a)	3,700	45
Kindred Healthcare Inc (a)	58,210	843	RTI International Metals Inc (a)	5,575	88

					133

Medical - Outpatient & Home Medical Care (2.02%)			Non-Hazardous Waste Disposal (0.07%)
Amsurg Corp (a)	83,310	2,078	Waste Connections Inc (a)	2,425	82
Gentiva Health Services Inc (a)	2,025	55
LHC Group Inc (a)	2,825	100

See accompanying notes

607

Schedule of Investments
SmallCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Office Furnishings - Original (0.04%)			Property & Casualty Insurance (continued)
Herman Miller Inc	1,825 $	40	Infinity Property & Casualty Corp	2,000 $	80
			LandAmerica Financial Group Inc	5,600	55
Office Supplies & Forms (0.05%)			Meadowbrook Insurance Group Inc	24,500	129
Ennis Inc	4,425	52	Philadelphia Consolidated Holding Co (a)	2,325	136
			PMA Capital Corp (a)	10,529	49
Oil - Field Services (2.07%)
			ProAssurance Corp (a)	5,625	309
CARBO Ceramics Inc	1,525	66
			RLI Corp	13,596	780
Hornbeck Offshore Services Inc (a)	7,010	167
			Safety Insurance Group Inc	3,739	142
Oil States International Inc (a)	60,311	1,395
			Selective Insurance Group	77,882	1,850
SEACOR Holdings Inc (a)	11,006	739

			Tower Group Inc	39,656	834
		2,367

			Zenith National Insurance Corp	8,322	273

Oil & Gas Drilling (2.24%)					4,811

Helmerich & Payne Inc	37,664	1,292
Pioneer Drilling Co (a)	162,696	1,260	Publishing - Books (0.04%)

			Scholastic Corp	2,656	49
		2,552

Oil Company - Exploration & Production (0.80%)			Publishing - Periodicals (0.03%)
ATP Oil & Gas Corp (a)	2,775	33	RH Donnelley Corp (a)	39,500	34
Bill Barrett Corp (a)	4,850	99
Brigham Exploration Co (a)	4,875	38	Radio (0.02%)
Energy XXI Bermuda Ltd	32,075	63	Cox Radio Inc (a)	4,525	25
EXCO Resources Inc (a)	4,500	41
			Real Estate Management & Services (0.12%)
Gulfport Energy Corp (a)	10,150	72	Jones Lang LaSalle Inc	4,130	136
Meridian Resource Corp (a)	31,344	37
Rosetta Resources Inc (a)	11,975	126	Real Estate Operator & Developer (0.19%)
Stone Energy Corp (a)	3,500	106	Forestar Real Estate Group Inc (a)	17,600	154
Swift Energy Co (a)	4,325	139	Hilltop Holdings Inc (a)	6,200	58

TXCO Resources Inc (a)	11,922	63			212

Vaalco Energy Inc (a)	18,475	98

			Reinsurance (0.21%)
		915

			Aspen Insurance Holdings Ltd	1,800	41
Patient Monitoring Equipment (0.07%)			IPC Holdings Ltd	4,750	131
Somanetics Corp (a)	3,950	74	Platinum Underwriters Holdings Ltd	1,950	62

					234

Physical Therapy & Rehabilitation Centers (0.70%)
Psychiatric Solutions Inc (a)	23,990	799	REITS - Apartments (0.04%)
			Home Properties Inc	1,200	49
Power Converter & Supply Equipment (0.06%)
Advanced Energy Industries Inc (a)	6,425	69	REITS - Diversified (0.30%)
			Entertainment Properties Trust	4,000	150
Printing - Commercial (0.83%)			Investors Real Estate Trust	8,800	87
Bowne & Co Inc	11,000	86	PS Business Parks Inc	1,525	69
Valassis Communications Inc (a)	193,420	859	Winthrop Realty Trust	15,411	39

		945			345

Private Corrections (0.07%)			REITS - Healthcare (0.88%)
Corrections Corp of America (a)	3,994	76	LTC Properties Inc	8,175	198
			Medical Properties Trust Inc	15,819	117
Property & Casualty Insurance (4.21%)			Nationwide Health Properties Inc	5,275	157
First Mercury Financial Corp (a)	6,000	65	Omega Healthcare Investors Inc	7,575	114
FPIC Insurance Group Inc (a)	1,250	56	Senior Housing Properties Trust	18,787	360
Harleysville Group Inc	1,675	53

See accompanying notes

608

Schedule of Investments
SmallCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (continued)			Resorts & Theme Parks (0.04%)
Universal Health Realty Income Trust	1,782 $	62	Bluegreen Corp (a)	8,222 $	40

		1,008

			Retail - Apparel & Shoe (1.88%)
REITS - Hotels (0.11%)			Brown Shoe Co Inc	77,480	817
Ashford Hospitality Trust Inc	75	-	Cato Corp/The	12,075	187
LaSalle Hotel Properties	9,215	130	Charlotte Russe Holding Inc (a)	9,325	79

		130	Childrens Place Retail Stores Inc/The (a)	1,125	38

REITS - Manufactured Homes (0.10%)			Christopher & Banks Corp	14,422	75
Equity Lifestyle Properties Inc	2,814	118	Dress Barn Inc (a)	7,150	68
			Genesco Inc (a)	1,950	48
REITS - Mortgage (0.13%)			Gymboree Corp (a)	1,925	50
Anworth Mortgage Asset Corp	10,250	60	HOT Topic Inc (a)	10,900	71
MFA Mortgage Investments Inc	15,375	85	JOS A Bank Clothiers Inc (a)	3,225	82

		145	Men's Wearhouse Inc	4,900	75

REITS - Office Property (0.12%)			Pacific Sunwear Of California (a)	118,624	406
Franklin Street Properties Corp	6,398	76	Stage Stores Inc	7,774	60
Highwoods Properties Inc	2,575	64	Tween Brands Inc (a)	11,100	94

		140			2,150

REITS - Regional Malls (0.08%)			Retail - Automobile (0.60%)
Pennsylvania Real Estate Investment Trust	7,625	96	Group 1 Automotive Inc	68,670	690

REITS - Shopping Centers (0.59%)			Retail - Bookstore (0.03%)
Equity One Inc	13,675	239	Borders Group Inc	10,500	36
Inland Real Estate Corp	25,075	287
Kite Realty Group Trust	23,695	144	Retail - Computer Equipment (0.05%)

		670	Systemax Inc	3,900	55

REITS - Single Tenant (0.30%)			Retail - Convenience Store (0.17%)
National Retail Properties Inc	12,257	218	Casey's General Stores Inc	3,900	118
Realty Income Corp	5,177	120	Pantry Inc/The (a)	3,700	81

		338			199

REITS - Storage (0.29%)			Retail - Fabric Store (0.06%)
Extra Space Storage Inc	20,450	235	Jo-Ann Stores Inc (a)	3,650	70
Sovran Self Storage Inc	3,115	101

		336	Retail - Hair Salons (0.10%)

REITS - Warehouse & Industrial (0.06%)			Regis Corp	9,602	119
EastGroup Properties Inc	2,190	73	Retail - Home Furnishings (0.08%)
Rental - Auto & Equipment (1.88%)			Pier 1 Imports Inc (a)	62,375	86
Aaron Rents Inc	9,400	233	Retail - Jewelry (0.56%)
Mcgrath Rentcorp	1,800	41	Zale Corp (a)	37,731	644
Rent-A-Center Inc/TX (a)	7,965	116
United Rentals Inc (a)	171,280	1,756	Retail - Petroleum Products (0.08%)

		2,146	World Fuel Services Corp	4,100	88

Research & Development (0.07%)
Albany Molecular Research Inc (a)	4,275	54	Retail - Restaurants (0.78%)
			CEC Entertainment Inc (a)	23,202	596
Kendle International Inc (a)	1,475	27

			O'Charleys Inc	39,384	295

		81

					891

See accompanying notes

609

Schedule of Investments SmallCap Value Fund III

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Sporting Goods (0.71%)			Telecommunication Services (continued)
Cabela's Inc (a)	101,330 $	806	Iowa Telecommunications Services Inc	6,650 $	101
			Neutral Tandem Inc (a)	5,400	94

Retail - Toy Store (0.03%)					275

Build-A-Bear Workshop Inc (a)	6,600	34
			Telephone - Integrated (0.15%)
Retail - Video Rental (0.05%)			Cincinnati Bell Inc (a)	43,018	103
Blockbuster Inc - Class A (a)	35,475	54	General Communication Inc (a)	8,225	63

					166

Rubber - Tires (0.08%)			Therapeutics (0.05%)
Cooper Tire & Rubber Co	12,316	94	Cypress Bioscience Inc (a)	11,400	62

Satellite Telecommunications (0.03%)			Tobacco (0.07%)
GeoEye Inc (a)	1,800	39	Universal Corp/Richmond VA	1,952	77

Savings & Loans - Thrifts (4.66%)			Toys (0.06%)
Astoria Financial Corp	49,681	945	Jakks Pacific Inc (a)	3,125	70
Brookline Bancorp Inc	5,975	70
Dime Community Bancshares	4,750	79	Transport - Equipment & Leasing (1.27%)
First Niagara Financial Group Inc	123,179	1,943	GATX Corp	50,813	1,451
Flagstar Bancorp Inc	150,104	285
Flushing Financial Corp	3,050	47	Transport - Marine (1.08%)
NewAlliance Bancshares Inc	9,900	137	Gulfmark Offshore Inc (a)	31,190	1,154
Northwest Bancorp Inc	2,150	57	Nordic American Tanker Shipping	2,800	83

Provident Financial Services Inc	10,800	158			1,237

Washington Federal Inc	90,891	1,602	Transport - Services (0.21%)
Washington Mutual Inc - Warrants (a)(b)	3,800	-	Bristow Group Inc (a)	6,825	169

		5,323	HUB Group Inc (a)	2,200	69

Schools (0.08%)					238

Strayer Education Inc	425	96	Transport - Truck (1.29%)
			Arkansas Best Corp	4,425	129
Semiconductor Component - Integrated Circuits (0.05%)			Heartland Express Inc	69,650	1,068
Cirrus Logic Inc (a)	10,800	62
			Marten Transport Ltd (a)	4,050	75
Semiconductor Equipment (1.54%)			Old Dominion Freight Line Inc (a)	2,350	71
Brooks Automation Inc (a)	9,325	64	Werner Enterprises Inc	5,075	100
Cabot Microelectronics Corp (a)	3,400	98	YRC Worldwide Inc (a)	7,071	32

Entegris Inc (a)	16,086	43			1,475

MKS Instruments Inc (a)	79,219	1,469	Vitamins & Nutrition Products (0.05%)
Photronics Inc (a)	120,037	83	USANA Health Sciences Inc (a)	1,600	61

		1,757

			Water (0.11%)
Steel Pipe & Tube (0.08%)			California Water Service Group	2,013	76
Mueller Water Products Inc - Class A	13,075	92
			Pico Holdings Inc (a)	2,000	50

Telecommunication Equipment (2.01%)					126

Adtran Inc	76,039	1,156	Web Portals (0.10%)
Arris Group Inc (a)	12,300	85	United Online Inc	16,075	119
Plantronics Inc	72,990	1,054

		2,295	Wire & Cable Products (1.12%)

			Belden Inc	59,405	1,238
Telecommunication Services (0.24%)
Fairpoint Communications Inc	20,100	80

See accompanying notes

610

Schedule of Investments SmallCap Value Fund III

October 31, 2008

	Shares	Value
	Held	(000's)

COMMON STOCKS (continued)
Wire & Cable Products (continued)
Insteel Industries Inc	3,825 $	39

		1,277

Wireless Equipment (0.11%)
Novatel Wireless Inc (a)	13,375	69
RF Micro Devices Inc (a)	26,025	52

		121

TOTAL COMMON STOCKS	$ 112,738

Total Investments	$ 112,738
Other Assets in Excess of Liabilities, Net - 1.23%		1,408

TOTAL NET ASSETS - 100.00%	$ 114,146

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in
	good faith by the Board of Directors. At the end of the period, the value
	of these securities totaled $0 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 4,858
Unrealized Depreciation		(45,505)

Net Unrealized Appreciation (Depreciation)		(40,647)
Cost for federal income tax purposes		153,385
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Financial		25.68%
Industrial		18.69%
Consumer, Non-cyclical		17.43%
Consumer, Cyclical		10.05%
Technology		8.87%
Communications		6.04%
Energy		5.11%
Utilities		4.11%
Basic Materials		2.79%
Other Assets in Excess of Liabilities, Net		1.23%

TOTAL NET ASSETS		100.00%

See accompanying notes

611

Schedule of Investments
Ultra Short Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (69.01%)			BONDS (continued)
Agricultural Operations (0.30%)			Asset Backed Securities (continued)
Cargill Inc			Sail Net Interest Margin Notes
5.67%, 1/21/2011 (a)(b)	$ 500 $	499	5.50%, 6/27/2035 (b)(d)	$ 136 $	-
			SLC Student Loan Trust
Airlines (0.30%)			3.42%, 9/15/2013 (a)	823	806
American Airlines Inc			Swift Master Auto Receivables Trust
7.25%, 2/ 5/2009	250	246	4.66%, 6/15/2012 (a)	310	271

Delta Air Lines Inc					7,494

6.62%, 3/18/2011	286	246

		492	Auto/Truck Parts & Equipment - Original (0.08%)

			Tenneco Inc
Appliances (0.15%)			10.25%, 7/15/2013	155	132
Whirlpool Corp
3.32%, 6/15/2009 (a)	250	249	Automobile Sequential (2.03%)
			Capital Auto Receivables Asset Trust
Asset Backed Securities (4.54%)			4.59%, 10/15/2009 (a)	157	156
Ameriquest Mortgage Securities Inc			5.34%, 1/15/2010 (a)(b)	226	224
3.96%, 7/25/2035 (a)	1,000	192	6.01%, 10/15/2012 (a)	525	487
Caterpillar Financial Asset Trust			Capital One Auto Finance Trust
4.09%, 12/27/2010	250	248	4.57%, 7/15/2011 (a)	266	256
Chase Funding Mortgage Loan Asset-Backed			CPS Auto Trust
Certificates			5.44%, 11/15/2010 (b)	399	396
3.34%, 5/25/2026	50	50
			Ford Credit Auto Owner Trust
CNH Equipment Trust			4.38%, 1/15/2010 (a)	105	104
5.41%, 9/15/2010 (a)	97	97
			Honda Auto Receivables Owner Trust
5.76%, 4/15/2011 (a)	1,500	1,482	5.46%, 5/23/2011	750	747
Countrywide Asset-Backed Certificates			Hyundai Auto Receivables Trust
4.38%, 12/25/2032 (a)	233	174	4.96%, 1/17/2012 (a)	500	482
4.64%, 12/25/2032 (a)	465	240	Nissan Auto Lease Trust
5.43%, 5/25/2033 (a)	147	77	4.27%, 12/15/2010	500	488

4.26%, 6/25/2035 (a)	1,000	219			3,340

3.91%, 11/25/2035 (a)	1,000	179
			Building Products - Cement & Aggregate (0.25%)
3.92%, 12/25/2035 (a)	875	481
			Martin Marietta Materials Inc
6.50%, 1/25/2036 (c)	185	1	3.62%, 4/30/2010 (a)	435	420
3.76%, 2/25/2037 (a)	500	45
4.16%, 11/25/2037 (a)	1,000	79	Building Products - Wood (0.33%)
Fannie Mae Grantor Trust			Masco Corp
5.41%, 9/26/2033 (a)	715	636	3.12%, 3/12/2010 (a)	585	551
First Horizon Asset Backed Trust
3.39%, 10/25/2026 (a)	377	259	Cable TV (0.28%)
Ford Credit Floorplan Master Owner Trust			DirecTV Holdings LLC/DirecTV Financing Co
5.01%, 6/15/2011 (a)	450	428	8.38%, 3/15/2013	500	469
JP Morgan Mortgage Acquisition Corp
3.34%, 3/25/2037 (a)	170	158	Cellular Telecommunications (0.45%)
Lehman XS Trust			Vodafone Group PLC
3.67%, 11/25/2035 (a)	507	306	3.16%, 6/15/2011 (a)	500	417
4.16%, 6/25/2046 (a)	2,003	71	3.09%, 2/27/2012 (a)	400	320

Long Beach Asset Holdings Corp					737

5.93%, 10/25/2046 (b)(c)(d)	599	-	Chemicals - Diversified (0.18%)
Long Beach Mortgage Loan Trust			Huntsman LLC
3.76%, 2/25/2035 (a)	1,000	810	11.50%, 7/15/2012	300	299
Nomura Asset Acceptance Corp
3.48%, 1/25/2036 (a)(b)	612	185

See accompanying notes

612

Schedule of Investments
Ultra Short Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Commercial Banks (0.92%)			Electronic Components - Miscellaneous (0.68%)
Colonial Bank/Montgomery AL			Koninklijke Philips Electronics NV
8.00%, 3/15/2009 (e)	$ 500 $	471	3.97%, 3/11/2011 (a)	$ 1,000 $	995
HSBC America Capital Trust I			Sanmina-SCI Corp
7.81%, 12/15/2026 (b)	750	658	5.57%, 6/15/2010 (a)(b)	147	132

M&I Marshall & Ilsley Bank					1,127

3.08%, 12/ 4/2012 (a)	500	391

			Fiduciary Banks (0.30%)
		1,520

			Bank of New York Mellon Corp/The
Computer Services (0.06%)			3.19%, 2/ 5/2010 (a)(f)	500	490
Sungard Data Systems Inc
3.75%, 1/15/2009	100	98	Finance - Auto Loans (0.34%)
			Ford Motor Credit Co LLC
Credit Card Asset Backed Securities (1.54%)			7.57%, 1/13/2012 (a)	500	303
American Express Credit Account Master Trust			GMAC LLC
4.84%, 3/15/2012 (a)	850	815	4.05%, 5/15/2009 (a)	300	261

Cabela's Master Credit Card Trust					564

5.41%, 12/16/2013 (a)(b)	500	454
			Finance - Commercial (0.72%)
Chase Issuance Trust
5.01%, 1/15/2012 (a)	500	476	Caterpillar Financial Services Corp
			3.25%, 2/ 8/2010 (a)(g)	750	734
Citibank Credit Card Issuance Trust
2.89%, 11/22/2010 (a)	330	329	CIT Group Inc
			3.88%, 11/ 3/2008	325	325
Discover Card Master Trust I
4.80%, 5/15/2012 (a)	500	462	3.05%, 2/13/2012 (a)	250	133

		2,536			1,192

Diversified Banking Institutions (0.24%)			Finance - Consumer Loans (0.28%)
Goldman Sachs Group Inc/The			John Deere Capital Corp
3.25%, 12/23/2008 (a)	400	397	5.20%, 1/18/2011 (a)	500	468

Diversified Manufacturing Operations (0.32%)			Finance - Investment Banker & Broker (0.78%)
Tyco International Finance SA			Bear Stearns Cos LLC/The
6.13%, 1/15/2009	525	524	4.91%, 7/16/2009 (a)	360	360
			3.00%, 11/28/2011 (a)	500	438
Diversified Operations (0.12%)			Merrill Lynch & Co Inc
Capmark Financial Group Inc			3.04%, 6/ 5/2012 (a)	600	489

3.45%, 5/10/2010 (a)	475	190			1,287

			Finance - Leasing Company (0.43%)
Electric - Generation (0.01%)			International Lease Finance Corp
CE Casecnan Water & Energy			4.84%, 4/20/2009 (a)	750	708
11.95%, 11/15/2010	29	26

			Finance - Mortgage Loan/Banker (6.79%)
Electric - Integrated (1.23%)			Countrywide Financial Corp
Entergy Gulf States Inc			3.42%, 3/24/2009 (a)	725	711
3.57%, 12/ 8/2008 (a)(b)	100	100
			Fannie Mae
3.21%, 12/ 1/2009 (a)	405	402	3.38%, 12/15/2008	2,000	2,001
Georgia Power Co			4.25%, 5/15/2009	1,000	1,008
3.37%, 3/17/2010 (a)	500	498
			Freddie Mac
Pepco Holdings Inc			3.88%, 1/12/2009	2,500	2,506
3.44%, 6/ 1/2010 (a)	225	222
			3.38%, 4/15/2009	4,000	4,013
Public Service Electric & Gas Co
3.69%, 3/12/2010 (a)	500	497	SLM Student Loan Trust
			4.21%, 7/25/2013 (a)	953	954

TECO Energy Inc
4.80%, 5/ 1/2010 (a)	325	311			11,193

		2,030

See accompanying notes

613

Schedule of Investments
Ultra Short Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Food - Miscellaneous/Diversified (0.21%)			Medical - Wholesale Drug Distribution (0.15%)
Kraft Foods Inc			Cardinal Health Inc
3.30%, 8/11/2010 (a)	$ 375 $	343	4.32%, 10/ 2/2009 (a)	$ 250 $	247

Food - Retail (0.36%)			Medical Products (0.38%)
Safeway Inc			Angiotech Pharmaceuticals Inc
4.12%, 3/27/2009 (a)	625	602	6.56%, 12/ 1/2013 (a)	225	137
			Hospira Inc
Home Equity - Other (1.14%)			4.24%, 3/30/2010 (a)	500	487

Asset Backed Funding Corp NIM Trust					624

5.90%, 7/26/2035 (b)(d)	56	-
Countrywide Asset-Backed Certificates			Metal Processors & Fabrication (0.15%)
4.93%, 5/25/2032 (a)	226	183	Timken Co
First NLC Trust			5.75%, 2/15/2010	250	245
4.01%, 9/25/2035 (a)	1,000	105
			Mortgage Backed Securities (29.52%)
GSAA Trust
5.69%, 4/25/2034	309	306	ACT Depositors Corp
			4.86%, 9/22/2041 (a)(c)	353	106
JP Morgan Mortgage Acquisition Corp NIM
5.80%, 4/25/2036 (b)(c)(d)	158	-	American Home Mortgage Assets
			5.87%, 11/25/2035 (a)	264	150
Mastr Asset Backed NIM Trust
4.75%, 5/26/2035 (c)(d)	40	-	American Home Mortgage Investment Trust
			4.83%, 9/25/2045 (a)	397	229
Mastr Asset Backed Securities Trust
3.91%, 10/25/2035 (a)	475	81	Banc of America Alternative Loan Trust
			3.66%, 6/25/2036 (a)	1,337	1,288
New Century Home Equity Loan Trust
3.96%, 7/25/2035 (a)	1,000	245	Banc of America Commercial Mortgage Inc
			7.33%, 11/15/2031	360	359
Option One Mortgage Loan Trust
3.93%, 8/25/2035 (a)	1,000	157	1.02%, 11/10/2038 (a)	9,666	183
4.06%, 6/25/2037 (a)	1,000	52	0.25%, 7/10/2042	63,464	487
Residential Asset Securities Corp			0.68%, 7/10/2042 (a)	20,012	284
3.94%, 4/25/2035 (a)	692	298	0.12%, 7/10/2043 (a)(b)	6,165	54
4.01%, 7/25/2035 (a)	1,000	453	0.06%, 10/10/2045	16,944	49

		1,880	0.40%, 7/10/2046 (a)	7,383	113

			Banc of America Mortgage Securities Inc
Home Equity - Sequential (0.38%)			4.08%, 3/25/2034 (a)	343	286
Argent Securities Inc			4.71%, 8/25/2034 (a)	317	287
4.60%, 1/25/2034 (a)	342	339
			Bank of America-First Union NB Commercial
BNC Mortgage Loan Trust			Mortgage
3.43%, 7/25/2037 (a)	455	281	1.77%, 4/11/2037 (a)(b)	9,400	1
Merrill Lynch Mortgage Investors NIM Trust			Bear Stearns Adjustable Rate Mortgage Trust
4.50%, 1/25/2035 (b)(c)(d)(f)	1,313	-	6.42%, 4/25/2034 (a)	109	73

		620	Bear Stearns Alt-A Trust

Investment Companies (0.60%)			5.87%, 5/25/2035 (a)	250	185
Xstrata Finance Dubai Ltd			3.91%, 7/25/2035 (a)	1,000	406
3.15%, 11/13/2009 (a)(b)	1,000	982	3.91%, 8/25/2035 (a)	1,002	70
			Bear Stearns Mortgage Funding Trust
Life & Health Insurance (0.14%)			3.47%, 7/25/2036 (a)	1,009	631
Unum Group			Chase Mortgage Finance Corp
5.86%, 5/15/2009	230	226	5.80%, 3/25/2037 (a)	621	217
			5.01%, 7/25/2037 (a)	234	215
Machinery - Farm (0.19%)			Citicorp Mortgage Securities Inc
Case New Holland Inc			5.50%, 12/25/2033	965	935
6.00%, 6/ 1/2009	325	310	Citigroup Commercial Mortgage Trust
			0.44%, 5/15/2043 (b)	33,800	417

See accompanying notes

614

Schedule of Investments
Ultra Short Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Citigroup/Deutsche Bank Commercial			GMAC Commercial Mortgage Securities Inc
Mortgage Trust			0.72%, 5/10/2043 (a)	$ 14,441 $	197
0.43%, 10/15/2048 (a)	$ 11,011 $	188	Greenwich Capital Commercial Funding Corp
0.38%, 12/11/2049 (a)(b)	15,460	266	0.11%, 4/10/2037 (b)	26,051	82
Countrywide Alternative Loan Trust			0.76%, 8/10/2042 (a)(b)	49,278	798
4.36%, 10/25/2034 (a)	625	63	0.30%, 12/10/2049 (a)(b)	17,223	226
4.31%, 2/25/2035 (a)	1,000	811	GS Mortgage Securities Corp II
4.11%, 7/25/2035 (a)	983	225	0.70%, 7/10/2039 (a)(b)	6,822	127
4.02%, 8/25/2035 (a)	2,116	1,122	GSC Capital Corp Mortgage Trust
3.68%, 12/25/2035 (a)	1,381	739	3.52%, 2/25/2036 (a)	228	143
3.61%, 5/25/2036 (a)	976	655	GSR Mortgage Loan Trust
3.66%, 5/25/2036 (a)	1,494	714	4.62%, 9/25/2035 (a)	554	466
6.00%, 5/25/2036	228	223	Heller Financial Commercial Mortgage Asset
4.59%, 3/20/2046 (a)	1,155	454	8.22%, 1/17/2034 (a)	600	603
			Homebanc Mortgage Trust
Countrywide Asset-Backed NIM Certificates			3.93%, 7/25/2035 (a)	1,000	354
6.00%, 11/ 8/2036 (b)(d)	491	-
Countrywide Home Loan Mortgage Pass			3.59%, 10/25/2035 (a)	1,897	897
Through Trust			3.60%, 1/25/2036 (a)	1,745	1,259
4.12%, 7/25/2034 (a)	553	502	Impac CMB Trust
3.56%, 3/25/2035 (a)	288	158	5.46%, 9/25/2034 (a)	116	42
5.53%, 3/20/2036 (a)	420	384	4.24%, 10/25/2034 (a)	623	415
CS First Boston Mortgage Securities Corp			4.81%, 10/25/2034 (a)	292	135
6.38%, 12/16/2035	177	173	4.00%, 11/25/2034 (a)	80	59
0.49%, 7/15/2036 (a)(b)	4,450	66	4.02%, 1/25/2035 (a)	30	20
0.44%, 8/15/2036 (a)(b)	5,554	46	3.57%, 4/25/2035 (a)	779	326
0.50%, 11/15/2036 (a)(b)	10,508	349	3.77%, 8/25/2035 (a)	144	51
0.93%, 1/15/2037 (a)(b)	5,105	98	3.80%, 8/25/2035 (a)	160	51
0.66%, 7/15/2037 (b)	23,304	394	Impac Secured Assets CMN Owner Trust
Downey Savings & Loan Association Mortgage			3.66%, 11/25/2034 (a)	70	42
Loan Trust			Indymac Index Mortgage Loan Trust
4.54%, 4/19/2047 (a)	1,484	558	6.05%, 3/25/2035 (a)	438	239
First Republic Mortgage Loan Trust			5.46%, 5/25/2035 (a)	639	255
4.86%, 8/15/2032 (a)	230	208	5.23%, 6/25/2035 (a)	1,052	688
First Union National Bank Commercial			0.80%, 7/25/2035 (a)	16,923	11
Mortgage
0.90%, 1/12/2043 (a)(b)	25,935	432	JP Morgan Alternative Loan Trust
			5.40%, 12/25/2036	184	177
First Union National Bank Commercial
Mortgage Securities Inc			JP Morgan Chase Commercial Mortgage
7.84%, 5/17/2032	238	239	Securities Corp
			0.45%, 10/12/2035 (a)(b)	29,654	827
Freddie Mac
4.99%, 7/15/2023 (a)	781	747	6.04%, 11/15/2035	477	469
6.00%, 3/15/2026	473	481	0.22%, 7/12/2037 (b)	69,622	306
6.00%, 6/15/2031	393	395	0.54%, 10/12/2037 (a)(b)	6,251	206
G-Force LLC			0.54%, 7/15/2042 (a)	19,965	295
3.56%, 12/25/2039 (a)(b)	1,000	712	5.30%, 5/15/2047 (a)	300	265
Ginnie Mae			0.33%, 2/12/2051 (a)	40,587	498
1.57%, 10/16/2012 (a)	6,032	199	JP Morgan Mortgage Trust
4.51%, 10/16/2028 (a)	421	420	4.89%, 4/25/2035 (a)	285	270
3.96%, 6/16/2031	1,079	1,066	6.04%, 10/25/2036 (a)	278	236
1.08%, 2/16/2047 (a)	9,248	422	LB-UBS Commercial Mortgage Trust
0.82%, 3/16/2047 (a)	3,493	169	1.25%, 7/15/2035 (b)	17,097	135
			1.03%, 2/15/2037 (a)(b)	16,091	245
			0.74%, 7/15/2040 (a)	20,569	412

See accompanying notes		615

Schedule of Investments
Ultra Short Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Lehman XS Trust			Washington Mutual Alternative Mortgage
3.63%, 5/25/2046 (a)	$ 1,500 $	350	Pass-Through Certificates
3.79%, 5/25/2046 (a)	1,415	80	3.66%, 7/25/2046 (a)	$ 1,641 $	846
Mastr Seasoned Securities Trust			Wells Fargo Mortgage Backed Securities Trust
5.21%, 10/25/2032 (a)	102	90	5.24%, 4/25/2036 (a)	1,508	876

Merrill Lynch Mortgage Investors Inc					48,673

3.61%, 8/25/2036 (a)	982	444	Mortgage Securities (0.28%)
Merrill Lynch Mortgage Trust			Residential Accredit Loans Inc
5.80%, 5/12/2039 (a)	275	258	3.76%, 2/25/2036 (a)	646	468
0.56%, 5/12/2043	9,997	181
Merrill Lynch/Countrywide Commercial			Multimedia (0.63%)
Mortgage Trust			Time Warner Inc
0.11%, 7/12/2046 (a)(b)	12,973	146	3.03%, 11/13/2009 (a)	500	470
0.12%, 12/12/2049 (a)(b)	38,701	409	Viacom Inc
0.63%, 12/12/2049 (a)	24,349	587	3.17%, 6/16/2009 (a)	600	567

MLCC Mortgage Investors Inc					1,037

3.75%, 7/25/2029 (a)	763	737
Morgan Stanley Capital I			Office Automation & Equipment (0.36%)
0.94%, 1/13/2041 (a)(b)	18,133	450	Xerox Corp
3.64%, 8/25/2046 (a)(c)	1,000	250	3.63%, 12/18/2009 (a)	650	593
4.88%, 12/20/2046 (a)(b)	200	26	Oil Company - Exploration & Production (0.50%)
Residential Funding Mortgage Securities I			Pemex Project Funding Master Trust
3.86%, 7/25/2036 (a)	1,541	1,457	6.55%, 10/15/2009 (a)(b)	500	490
Structured Adjustable Rate Mortgage Loan Trust			4.12%, 6/15/2010 (a)(b)	350	329

3.96%, 8/25/2034 (a)	657	283
					819

Structured Asset Mortgage Investments Inc
3.84%, 8/25/2035 (a)	885	441	Pipelines (0.27%)
6.05%, 8/25/2035 (a)	166	116	Rockies Express Pipeline LLC
3.57%, 2/25/2036 (a)	742	300	5.10%, 8/20/2009 (a)(b)	200	200
3.48%, 5/25/2036 (a)	686	385	Williams Cos Inc
5.26%, 5/25/2036 (a)	134	100	5.88%, 10/ 1/2010 (a)(b)	250	246

5.29%, 5/25/2036 (a)	524	359			446

3.94%, 5/25/2045 (a)	786	510	Quarrying (0.18%)
Wachovia Bank Commercial Mortgage Trust			Vulcan Materials Co
0.41%, 6/15/2035 (b)	9,095	218	4.07%, 12/15/2010 (a)	300	298
0.25%, 3/15/2042 (a)(b)	2,902	21
0.64%, 5/15/2044 (a)(b)	19,057	298	Regional Banks (1.46%)
6.05%, 2/15/2051 (a)	300	268	BAC Capital Trust XIII
			3.22%, 3/15/2043 (a)	250	90
WAMU Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (b)	289	272	Capital One Financial Corp
			3.10%, 9/10/2009 (a)	250	232
WaMu Mortgage Pass Through Certificates
3.90%, 12/25/2027 (a)	1,070	933	First Union Institutional Capital I
			8.04%, 12/ 1/2026	400	299
4.92%, 8/25/2035 (a)	436	390
			Fleet Capital Trust II
4.83%, 9/25/2035 (a)	530	472	7.92%, 12/11/2026	577	446
5.93%, 9/25/2036 (a)	1,131	1,031	NB Capital Trust II
4.07%, 4/25/2044 (a)	461	314	7.83%, 12/15/2026	750	578
3.93%, 7/25/2045 (a)	772	237	US Bancorp
3.51%, 11/25/2045 (a)	73	67	3.19%, 2/ 4/2010 (a)(f)	270	267
3.81%, 1/25/2046 (a)	996	504	Wells Fargo & Co
3.50%, 11/25/2046 (a)	1,421	580	3.94%, 1/29/2010 (a)	500	491

3.44%, 5/25/2047 (a)	1,796	857			2,403

See accompanying notes

616

Schedule of Investments Ultra Short Bond Fund October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)	(000's)		(000's)

BONDS (continued)			BONDS (continued)
Reinsurance (0.30%)			Telecommunication Services (0.10%)
Berkshire Hathaway Finance Corp			Qwest Corp
5.12%, 1/11/2011 (a)	$ 500 $	488	5.63%, 11/15/2008	$ 170 $	170

REITS - Mortgage (0.37%)			Telephone - Integrated (0.46%)
iStar Financial Inc			Telecom Italia Capital SA
3.37%, 3/16/2009 (a)	375	214	3.28%, 2/ 1/2011 (a)	160	128
3.16%, 9/15/2009 (a)	400	226	5.11%, 7/18/2011 (a)	600	475
3.16%, 3/ 9/2010 (a)	300	168	Telefonica Emisiones SAU

		608	3.12%, 2/ 4/2013 (a)(f)(h)	200	150

					753

REITS - Office Property (0.28%)
HRPT Properties Trust			Tobacco (0.18%)
3.42%, 3/16/2011 (a)	500	456	Reynolds American Inc
			3.52%, 6/15/2011 (a)	350	291
REITS - Warehouse & Industrial (0.30%)
Prologis			Transport - Rail (0.13%)
3.06%, 8/24/2009 (a)	500	487	CSX Corp
			4.88%, 11/ 1/2009	225	214

Rental - Auto & Equipment (0.58%)			TOTAL BONDS	$ 113,769

Erac USA Finance Co
3.71%, 4/30/2009 (a)(b)	500	462	SENIOR FLOATING RATE INTERESTS (0.48%)
3.06%, 8/28/2009 (a)(b)	500	499	Cellular Telecommunications (0.17%)

		961	Alltel Holdings Corp, Term Loan B

			5.93%, 5/31/2015 (a)	297	282
Retail - Drug Store (0.25%)
CVS/Caremark Corp			Publishing - Periodicals (0.08%)
3.11%, 6/ 1/2010 (a)	450	407	Dex Media East LLC, Term Loan B
			7.02%, 10/17/2014 (a)	245	123
Retail - Regional Department Store (0.14%)
Macys Retail Holdings Inc			Retail - Building Products (0.14%)
4.80%, 7/15/2009	250	237	HD Supply Inc, Term Loan B
			3.89%, 8/30/2012 (a)	317	238
Rubber - Tires (0.14%)
Goodyear Tire & Rubber Co/The			Satellite Telecommunications (0.09%)
6.68%, 12/ 1/2009 (a)	250	229	Telesat Canada Inc, Term Loan B
			8.09%, 9/ 1/2014 (a)	183	139
Sovereign Agency (4.27%)			Telesat Canada Inc, Term Loan DD
Fannie Mae			6.26%, 10/31/2014 (a)	16	12

3.25%, 2/15/2009	5,000	5,009			151

5.38%, 8/15/2009	2,000	2,039

		7,048	TOTAL SENIOR FLOATING RATE INTERESTS	$ 794

Special Purpose Entity (0.66%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
			OBLIGATIONS (20.78%)
Allstate Life Global Funding II			Federal Home Loan Mortgage Corporation
3.41%, 2/26/2010 (a)	750	685	(FHLMC) (0.39%)
Williams Cos Inc Credit Linked Certificate			5.21%, 7/ 1/2033 (a)	180	184
Trust/The			5.20%, 10/ 1/2033 (a)	78	80
6.05%, 5/ 1/2009 (a)(b)	400	397	5.96%, 12/ 1/2034 (a)	371	380

		1,082			644

Steel - Producers (0.30%)			Federal National Mortgage Association (FNMA) (7.47%)
Ispat Inland ULC			5.69%, 2/ 1/2021 (a)	519	527
9.75%, 4/ 1/2014	500	490
			4.49%, 6/ 1/2032 (a)	415	418
			4.79%, 6/ 1/2032 (a)	157	157
			7.00%, 8/ 1/2032 (a)	425	433

See accompanying notes

617

Schedule of Investments
Ultra Short Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (1.49%)
OBLIGATIONS (continued)			Money Center Banks (1.49%)
Federal National Mortgage Association (FNMA)			BNP Paribas Securities Corporation
(continued)			Repurchase Agreement; 0.20% dated
5.12%, 9/ 1/2032 (a)	$ 400 $	408	10/31/08 maturing 11/03/08 (collateralized
4.14%, 5/ 1/2033 (a)	654	653	by U.S. Government Agency Issues;
3.73%, 6/ 1/2033 (a)	420	420	$489,000; 0.00% - 6.25%; dated 12/23/08 -
5.06%, 10/ 1/2033 (a)	100	102	07/13/37) (i)	$ 485 $	485
6.75%, 10/ 1/2033 (a)	77	79	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%;
6.09%, 1/ 1/2034 (a)	242	245	dated 10/31/2008 maturing 11/03/2008
6.10%, 2/ 1/2034 (a)	153	154	(collateralized by Sovereign Agency
4.69%, 3/ 1/2034 (a)	701	706	Issues; $2,026,000; 2.75% - 5.38%; dated
5.33%, 3/ 1/2034 (a)	348	354	11/28/08 - 02/13/17)	1,967	1,967

5.43%, 3/ 1/2034 (a)	466	466			2,452

4.52%, 4/ 1/2034 (a)	343	344	TOTAL REPURCHASE AGREEMENTS	$ 2,452

4.68%, 7/ 1/2034 (a)	739	738	Total Investments	$ 163,690
5.61%, 12/ 1/2034 (a)	315	316	Other Assets in Excess of Liabilities, Net - 0.71%		1,177

6.04%, 12/ 1/2034 (a)	451	465
			TOTAL NET ASSETS - 100.00%	$ 164,867

6.28%, 1/ 1/2035 (a)	64	65
5.46%, 2/ 1/2035 (a)	345	353
5.80%, 2/ 1/2035 (a)	63	63	(a)	Variable Rate. Rate shown is in effect at October 31, 2008.
5.91%, 2/ 1/2035 (a)	664	682	(b)	Security exempt from registration under Rule 144A of the Securities Act
4.37%, 5/ 1/2035 (a)	406	409	of 1933. These securities may be resold in transactions exempt from
3.48%, 6/ 1/2035 (a)	412	414	registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
4.35%, 7/ 1/2035 (a)	1,445	1,451	period, the value of these securities totaled $13,880 or 8.42% of net
4.71%, 7/ 1/2035 (a)	1,045	1,064	assets.
4.94%, 9/ 1/2035 (a)	640	643	(c)	Market value is determined in accordance with procedures established in
6.65%, 1/ 1/2036 (a)	181	182	good faith by the Board of Directors. At the end of the period, the value

			of these securities totaled $357 or 0.22% of net assets.
		12,311	(d) Security is Illiquid

U.S. Treasury (12.92%)			(e)	Security or a portion of the security was on loan at the end of the period.
4.75%, 11/15/2008	2,000	2,002	(f) Non-Income Producing Security
3.00%, 2/15/2009	2,000	2,012	(g)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
2.63%, 3/15/2009	4,000	4,026	these securities totaled $162 or 0.10% of net assets.
4.50%, 4/30/2009	5,000	5,084	(h)	Security purchased on a when-issued basis.
4.88%, 5/15/2009	5,000	5,097	(i)	Security was purchased with the cash proceeds from securities loans.
4.88%, 8/15/2009	3,000	3,081

		21,302	Unrealized Appreciation (Depreciation)

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
TOTAL U.S. GOVERNMENT & GOVERNMENT			of investments held by the fund as of the period end were as follows:
AGENCY OBLIGATIONS	$ 34,257

SHORT TERM INVESTMENTS (7.53%)			Unrealized Appreciation	$ 299
Commercial Paper (7.53%)			Unrealized Depreciation		(46,787)

Fortune Brands Inc			Net Unrealized Appreciation (Depreciation)		(46,488)
5.50%, 11/ 5/2008	$ 5,000 $	4,996	Cost for federal income tax purposes		210,178
Investment in Joint Trading Account; HSBC			All dollar amounts are shown in thousands (000's)
Funding
0.25%, 11/ 3/2008	3,711	3,711
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	3,711	3,711

		12,418

TOTAL SHORT TERM INVESTMENTS	$ 12,418

See accompanying notes

618

	Schedule of Investments
	Ultra Short Bond Fund
	October 31, 2008
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	38.05%
Government	22.97%
Financial	14.52%
Asset Backed Securities	9.82%
Consumer, Non-cyclical	5.19%
Communications	2.26%
Industrial	2.06%
Utilities	1.25%
Consumer, Cyclical	1.20%
Energy	0.77%
Basic Materials	0.66%
Technology	0.42%
Diversified	0.12%
Other Assets in Excess of Liabilities, Net	0.71%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	10.29%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 2 Year Note; December 2008	Sell	79	$ 16,801	$ 16,972	$ (171)
All dollar amounts are shown in thousands (000's)

See accompanying notes

619

Schedule of Investments West Coast Equity Fund October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.42%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.05%)			Building & Construction Products -
Ceradyne Inc (a)	20,200 $	475	Miscellaneous (0.73%)
			Simpson Manufacturing Co Inc	288,230 $	6,641
Aerospace & Defense (2.55%)
Boeing Co	267,983	14,007	Chemicals - Specialty (0.00%)
Northrop Grumman Corp	106,500	4,994	Symyx Technologies (a)	7,416	33
Teledyne Technologies Inc (a)	88,500	4,033	Commercial Banks (1.31%)

		23,034	Banner Corp	21,197	271

Agricultural Chemicals (0.14%)			Cascade Bancorp	11,000	105
Potash Corp of Saskatchewan	15,075	1,285	City National Corp/CA	131,500	7,039
			East West Bancorp Inc	120,709	2,094
Agricultural Operations (0.18%)			SVB Financial Group (a)	14,600	751
Archer-Daniels-Midland Co	80,600	1,671	Umpqua Holdings Corp	40,327	687
			Westamerica Bancorporation	15,319	877

Airlines (0.77%)

Alaska Air Group Inc (a)	142,560	3,521			11,824

Cathay Pacific Airways Ltd ADR (a)	580,000	3,422	Commercial Services - Finance (0.33%)

		6,943	Visa Inc	54,100	2,994

Apparel Manufacturers (0.28%)			Computer Aided Design (0.11%)
Columbia Sportswear Co	67,850	2,502	Autodesk Inc (a)	46,000	980

Applications Software (4.00%)			Computers (2.11%)
Actuate Corp (a)	640,090	1,818	Apple Inc (a)	43,050	4,632
Microsoft Corp	1,376,422	30,735	Hewlett-Packard Co	376,800	14,424

Quest Software Inc (a)	269,100	3,566			19,056

		36,119

			Computers - Integrated Systems (0.12%)
Athletic Footwear (1.80%)			Echelon Corp (a)	132,900	1,080
Nike Inc	282,472	16,279
			Computers - Memory Devices (0.02%)
Auto - Car & Light Trucks (0.84%)			NetApp Inc (a)	12,200	165
Toyota Motor Corp ADR	99,550	7,575
			Consumer Products - Miscellaneous (1.72%)
Auto - Medium & Heavy Duty Trucks (1.33%)			Clorox Co	248,030	15,083
Paccar Inc	409,745	11,981	WD-40 Co	15,966	464

					15,547

Auto/Truck Parts & Equipment - Original (0.13%)
Johnson Controls Inc	67,700	1,200	Cosmetics & Toiletries (1.73%)
			Bare Escentuals Inc (a)	73,301	306
Beverages - Non-Alcoholic (0.59%)			Colgate-Palmolive Co	37,560	2,357
Hansen Natural Corp (a)	19,900	504	Estee Lauder Cos Inc/The	70,500	2,541
PepsiCo Inc	85,111	4,852	Procter & Gamble Co	161,200	10,404

		5,356			15,608

Beverages - Wine & Spirits (0.06%)			Diagnostic Kits (0.05%)
Brown-Forman Corp	12,998	590	OraSure Technologies Inc (a)	103,414	477

Building - Mobile Home & Manufactured Housing (0.14%)			Dialysis Centers (0.80%)
Monaco Coach Corp	558,323	1,228	DaVita Inc (a)	127,300	7,224

Building - Residential & Commercial (0.10%)			Disposable Medical Products (0.29%)
KB Home	57,000	951	CR Bard Inc	29,400	2,595

See accompanying notes

620

Schedule of Investments
West Coast Equity Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (0.00%)			Fiduciary Banks (0.64%)
Building Materials Holding Corp	264 $	-	Northern Trust Corp	103,221 $	5,812

Diversified Banking Institutions (0.34%)			Finance - Investment Banker & Broker (2.59%)
Goldman Sachs Group Inc/The	19,000	1,758	Charles Schwab Corp/The	1,225,837	23,438
JP Morgan Chase & Co	32,850	1,355

		3,113	Food - Miscellaneous/Diversified (0.67%)

			General Mills Inc	48,406	3,279
E-Commerce - Products (0.57%)			Ralcorp Holdings Inc (a)	41,200	2,788

Amazon.com Inc (a)	63,250	3,621			6,067

Blue Nile Inc (a)	49,258	1,506

		5,127	Food - Retail (1.49%)

			Dairy Farm International Holdings Ltd ADR	207,803	4,125
E-Commerce - Services (0.02%)			Kroger Co/The	182,900	5,022
eBay Inc (a)	10,700	163	Safeway Inc	204,600	4,352

Electric - Integrated (0.99%)					13,499

Edison International	118,150	4,205	Forestry (1.78%)
PG&E Corp	128,900	4,727	Plum Creek Timber Co Inc	146,700	5,469

		8,932	Weyerhaeuser Co	278,800	10,656

Electronic Components - Semiconductors (1.69%)					16,125

Intel Corp	586,800	9,389	Gas - Distribution (1.07%)
Lattice Semiconductor Corp (a)	9,468	18	Sempra Energy	227,300	9,681
LSI Corp (a)	243,700	938
Nvidia Corp (a)	97,900	857	Health Care Cost Containment (1.09%)
QLogic Corp (a)	228,100	2,742	McKesson Corp	267,817	9,853
Supertex Inc (a)	54,296	1,310

			Hotels & Motels (0.27%)
		15,254

			Red Lion Hotels Corp (a)(b)	877,885	2,432
Electronic Design Automation (0.06%)
Mentor Graphics Corp (a)	78,200	574	Human Resources (0.85%)
			AMN Healthcare Services Inc (a)	187,923	1,689
Electronic Forms (1.59%)			Resources Connection Inc (a)	169,279	2,935
Adobe Systems Inc (a)	538,900	14,356	Robert Half International Inc	108,300	2,044
			TrueBlue Inc (a)	119,100	992

Electronic Measurement Instruments (0.83%)					7,660

Flir Systems Inc (a)	28,000	899
Itron Inc (a)	78,750	3,818	Industrial Automation & Robots (0.03%)
Trimble Navigation Ltd (a)	134,398	2,764	Intermec Inc (a)	20,200	262

		7,481

			Instruments - Scientific (2.49%)
Engineering - Research & Development Services (1.11%)			Applied Biosystems Inc	168,200	5,186
Jacobs Engineering Group Inc (a)	275,672	10,043	Dionex Corp (a)	195,388	10,518
			FEI Co (a)	279,125	5,864
Enterprise Software & Services (1.48%)			Waters Corp (a)	21,600	946

Informatica Corp (a)	166,700	2,342			22,514

Omnicell Inc (a)	29,327	322
Oracle Corp (a)	437,900	8,009	Internet Application Software (0.21%)
Sybase Inc (a)	100,300	2,671	Art Technology Group Inc (a)	954,419	1,861

		13,344

			Internet Security (0.09%)
Entertainment Software (0.03%)			VeriSign Inc (a)	37,800	801
Electronic Arts Inc (a)	11,423	260

See accompanying notes

621

Schedule of Investments
West Coast Equity Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services (1.79%)			Networking Products (2.01%)
Franklin Resources Inc	237,725 $	16,165	Cisco Systems Inc (a)	909,000 $	16,153
			Polycom Inc (a)	97,100	2,040

Lasers - Systems & Components (0.14%)					18,193

Electro Scientific Industries Inc (a)	148,142	1,240
			Non-Hazardous Waste Disposal (0.75%)
Life & Health Insurance (1.46%)			Waste Connections Inc (a)	199,300	6,746
StanCorp Financial Group Inc	386,600	13,175
			Office Supplies & Forms (0.02%)
Machinery - Material Handling (0.22%)			Avery Dennison Corp	5,400	189
Cascade Corp	60,330	1,992
			Oil - Field Services (0.11%)
Medical - Biomedical/Gene (3.77%)			Schlumberger Ltd	19,350	999
Amgen Inc (a)	167,039	10,004
Amylin Pharmaceuticals Inc (a)	34,800	355	Oil & Gas Drilling (0.15%)
Dendreon Corp (a)	186,141	916	Nabors Industries Ltd (a)	93,876	1,350
Genentech Inc (a)	115,090	9,546	Oil Company - Exploration & Production (5.85%)
Gilead Sciences Inc (a)	203,994	9,353	Apache Corp	110,725	9,116
Invitrogen Corp (a)	13,000	374	Berry Petroleum Co	436,500	10,171
Martek Biosciences Corp (a)	117,599	3,508	EOG Resources Inc	64,550	5,223

		34,056	Occidental Petroleum Corp	510,000	28,325

Medical - Drugs (2.55%)					52,835

Abbott Laboratories	134,415	7,413	Oil Company - Integrated (3.76%)
Allergan Inc/United States	393,350	15,604	Chevron Corp	397,901	29,683

		23,017	Exxon Mobil Corp	57,700	4,277

Medical - Generic Drugs (0.40%)					33,960

Watson Pharmaceuticals Inc (a)	137,900	3,609	Power Converter & Supply Equipment (0.05%)
			Sunpower Corp - Class B (a)	16,628	492
Medical - HMO (0.11%)
Health Net Inc (a)	75,760	976	Property & Casualty Insurance (0.40%)
			Mercury General Corp	71,105	3,653
Medical - Nursing Homes (0.12%)
Sun Healthcare Group Inc (a)	96,430	1,107	Publicly Traded Investment Fund (0.18%)
			iShares Russell 3000 Index Fund	29,000	1,621
Medical Instruments (0.77%)
Beckman Coulter Inc	65,327	3,261	Regional Banks (4.89%)
Techne Corp	53,895	3,720	US Bancorp	306,950	9,150

		6,981	Wells Fargo & Co	1,028,368	35,016

Medical Products (2.09%)					44,166

Johnson & Johnson	70,400	4,318	REITS - Apartments (0.41%)
Mentor Corp	109,500	1,851	Essex Property Trust Inc	38,300	3,727
Stryker Corp	13,900	743
Varian Medical Systems Inc (a)	263,800	12,006	REITS - Healthcare (1.25%)

		18,918	HCP Inc	287,685	8,611

Metal Processors & Fabrication (0.68%)			Nationwide Health Properties Inc	89,288	2,664

Precision Castparts Corp	94,871	6,149			11,275

			REITS - Office Property (0.10%)
Multimedia (1.56%)			Alexandria Real Estate Equities Inc	13,200	918
Walt Disney Co/The	543,110	14,067

See accompanying notes

622

Schedule of Investments
West Coast Equity Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Warehouse & Industrial (0.34%)			Transport - Equipment & Leasing (0.18%)
AMB Property Corp	128,815 $	3,095	Greenbrier Cos Inc	198,800 $	1,640

Respiratory Products (0.45%)			Transport - Rail (0.08%)
Resmed Inc (a)	118,500	4,060	Union Pacific Corp	10,525	703

Retail - Apparel & Shoe (0.94%)			Transport - Services (1.61%)
Nordstrom Inc	285,700	5,168	Expeditors International of Washington Inc	446,740	14,586
Ross Stores Inc	101,000	3,302

		8,470	Transport - Truck (0.24%)

			Con-way Inc	64,903	2,209
Retail - Automobile (0.76%)
Copart Inc (a)	197,400	6,889	Travel Services (0.20%)
			Ambassadors Group Inc	176,697	1,845
Retail - Discount (2.78%)
Costco Wholesale Corp	440,190	25,095	Ultra Sound Imaging Systems (0.65%)
			SonoSite Inc (a)	277,955	5,857
Retail - Drug Store (0.29%)
CVS/Caremark Corp	85,765	2,629	Veterinary Diagnostics (0.53%)
			VCA Antech Inc (a)	266,600	4,825
Retail - Restaurants (1.22%)
Jack in the Box Inc (a)	109,100	2,193	Water (0.46%)
Starbucks Corp (a)	674,100	8,851	California Water Service Group	111,900	4,203

		11,044

Savings & Loans - Thrifts (1.70%)			Water Treatment Systems (0.01%)
Washington Federal Inc	869,892	15,328	Energy Recovery Inc (a)	16,600	96

Semiconductor Component - Integrated Circuits (0.45%)			Web Portals (1.25%)
Cypress Semiconductor Corp (a)	115,600	579	Google Inc (a)	28,050	10,080
Exar Corp (a)	27,000	180	Yahoo! Inc (a)	93,200	1,195

Linear Technology Corp	144,300	3,273			11,275

		4,032	Wireless Equipment (0.36%)

			Qualcomm Inc	84,000	3,214
Semiconductor Equipment (0.51%)
Applied Materials Inc	160,400	2,071	Wound, Burn & Skin Care (0.05%)
Kla-Tencor Corp	67,000	1,557	Obagi Medical Products Inc (a)	51,543	429

Novellus Systems Inc (a)	64,300	1,016	TOTAL COMMON STOCKS	$ 871,438

		4,644

				Principal
Steel - Producers (0.99%)				Amount	Value
Reliance Steel & Aluminum Co	92,400	2,314		(000's)	(000's)

Schnitzer Steel Industries Inc	247,433	6,663	REPURCHASE AGREEMENTS (4.02%)

		8,977	Money Center Banks (4.02%)

Steel Pipe & Tube (0.15%)			Investment in Joint Trading Account; Bank
Northwest Pipe Co (a)	46,925	1,348	of America Repurchase Agreement; 0.15%;
			dated 10/31/2008 maturing 11/03/2008
			(collateralized by Sovereign Agency
Therapeutics (0.13%)			Issues; $18,687,000; 2.75% - 5.38%; dated
CV Therapeutics Inc (a)	123,423	1,152	11/28/08 - 02/13/17)	$ 18,143 $	18,143

Toys (0.24%)
Mattel Inc	143,300	2,152

See accompanying notes

623

Schedule of Investments West Coast Equity Fund October 31, 2008

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $18,687,000; 2.63% -
4.63%; dated 09/09/09 - 06/12/15)	$ 18,143 $	18,143

		36,286

TOTAL REPURCHASE AGREEMENTS	$ 36,286

Total Investments	$ 907,724
Liabilities in Excess of Other Assets, Net - (0.44)%		(3,933)

TOTAL NET ASSETS - 100.00%	$ 903,791

(a) Non-Income Producing Security
(b)	As of October 31, 2008, no longer an affiliated security due to decrease in shares held.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 262,838
Unrealized Depreciation		(87,960)

Net Unrealized Appreciation (Depreciation)		174,878
Cost for federal income tax purposes		732,846
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		21.50%
Financial		21.24%
Technology		12.16%
Consumer, Cyclical		12.09%
Industrial		11.91%
Energy		9.86%
Communications		6.05%
Basic Materials		2.92%
Utilities		2.53%
Exchange Traded Funds		0.18%
Liabilities in Excess of Other Assets, Net		(0.44%)

TOTAL NET ASSETS		100.00%

See accompanying notes

624

Schedule of Investments
West Coast Equity Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Red Lion Hotels Corp	1,206,085 $	9,864	-	$ -	328,200	$ 2,777	877,885 $	6,360

	$ 9,864			$ -		$ 2,777	$ 6,360

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Red Lion Hotels Corp	$ -			$ (727)			$ -

	$ -			$ (727)			$ -

See accompanying notes

625

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

BOND & MORTGAGE SECURITIES FUND

Class J shares

Net Asset Value, Beginning of Period	$ 10.55	$ 10.71	$ 10.67	$ 10.94	$ 10.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .48	0 .51	0 .43	0 .38	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(2 .01)	(0 .17)	0 .04	(0 .28)	0 .20

Total From Investment Operations	(1 .53)	0 .34	0 .47	0.10	0 .52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .50)	(0 .43)	(0 .36)	(0 .31)
Distributions from Realized Gains	–	–	–	(0 .01)	–

Total Dividends and Distributions	(0 .46)	(0 .50)	(0 .43)	(0 .37)	(0 .31)

Net Asset Value, End of Period	$ 8.56	$ 10.55	$ 10.71	$ 10.67	$ 10.94

Total Return(b)	(15 .03)%	3 .22%	4 .49%	0 .85%	4 .94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 186,176	$ 251,634	$ 237,417	$ 211,273	$ 159,802
Ratio of Expenses to Average Net Assets	1 .08%	1 .18%	1 .28%	1 .35%	1 .36%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	1 .23%	1 .13%	1 .32%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .29%	1.52%	1 .37%
Ratio of Net Investment Income to Average Net Assets	4 .87%	4 .75%	4 .10%	3 .46%	2 .94%
Portfolio Turnover Rate	302 .6%	259 .1%	274 .5%	202 .1%(e)	150 .5%

	2008	2007	2006	2005	2004

BOND & MORTGAGE SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10.50	$ 10.67	$ 10.62	$ 10.90	$ 10.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .54	0 .57	0 .51	0 .44	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(2 .01)	(0 .17)	0 .03	(0 .28)	0 .20

Total From Investment Operations	(1 .47)	0 .40	0 .54	0.16	0 .60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .52)	(0 .57)	(0 .49)	(0 .43)	(0 .40)
Distributions from Realized Gains	–	–	–	(0 .01)	–

Total Dividends and Distributions	(0 .52)	(0 .57)	(0 .49)	(0 .44)	(0 .40)

Net Asset Value, End of Period	$ 8.51	$ 10.50	$ 10.67	$ 10.62	$ 10.90

Total Return	(14 .55)%	3 .85%	5 .27%	1 .45%	5 .74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,971,313	$ 1,829,733	$ 1,397,636	$ 771,847	$ 373,880
Ratio of Expenses to Average Net Assets	0 .52%	0 .52%	0 .56%	0 .77%	0 .59%
Ratio of Expenses to Average Net Assets (Excluding
Reverse Repurchase Agreement Expense)(c)	N/A	N/A	0 .53%	0 .55%	0 .55%
Ratio of Net Investment Income to Average Net Assets	5 .45%	5 .41%	4 .85%	4 .07%	3 .71%
Portfolio Turnover Rate	302 .6%	259 .1%	274 .5%	202 .1%(e)	150 .5%

	2008	2007	2006	2005

BOND & MORTGAGE SECURITIES FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 10.49	$ 10.66	$ 10.61	$ 10.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .45	0 .48	0 .42	0 .36
Net Realized and Unrealized Gain (Loss) on Investments	(2 .00)	(0 .17)	0 .03	(0 .28)

Total From Investment Operations	(1 .55)	0 .31	0 .45	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .43)	(0 .48)	(0 .40)	(0 .34)
Distributions from Realized Gains	–	–	–	(0 .01)

Total Dividends and Distributions	(0 .43)	(0 .48)	(0 .40)	(0 .35)

Net Asset Value, End of Period	$ 8.51	$ 10.49	$ 10.66	$ 10.61

Total Return	(15 .25)%	2 .94%	4 .35%	0.66%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,999	$ 7,143	$ 4,536	$ 752
Ratio of Expenses to Average Net Assets	1 .40%	1 .40%	1 .43%	1.67%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	1 .41%	1 .43%
Ratio of Net Investment Income to Average Net Assets	4 .57%	4 .54%	3 .98%	3.27%
Portfolio Turnover Rate	302 .6%	259 .1%	274 .5%	202 .1%(e)
See accompanying notes.

626

FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

BOND & MORTGAGE SECURITIES FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 10.42	$ 10.60	$ 10.55	$ 10.84	$ 10.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .46	0 .49	0 .42	0 .35	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(1 .98)	(0 .18)	0 .05	(0 .28)	0 .21

Total From Investment Operations	(1 .52)	0 .31	0 .47	0.07	0 .53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .45)	(0 .49)	(0 .42)	(0 .35)	(0 .32)
Distributions from Realized Gains	–	–	–	(0 .01)	–

Total Dividends and Distributions	(0 .45)	(0 .49)	(0 .42)	(0 .36)	(0 .32)

Net Asset Value, End of Period	$ 8.45	$ 10.42	$ 10.60	$ 10.55	$ 10.84

Total Return	(15 .14)%	3 .00%	4 .52%	0.61%	5 .09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,127	$ 37,875	$ 42,548	$ 39,797	$ 31,801
Ratio of Expenses to Average Net Assets	1 .27%	1 .27%	1 .33%	1.51%	1 .34%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	1 .28%	1.30%	1 .30%
Ratio of Net Investment Income to Average Net Assets	4 .68%	4 .65%	4 .04%	3.29%	2 .95%
Portfolio Turnover Rate	302 .6%	259 .1%	274 .5%	202 .1%(e)	150 .5%

	2008	2007	2006	2005	2004

BOND & MORTGAGE SECURITIES FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10.45	$ 10.63	$ 10.57	$ 10.86	$ 10.66
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .48	0 .51	0 .45	0 .37	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(1 .99)	(0 .18)	0 .04	(0 .28)	0 .20

Total From Investment Operations	(1 .51)	0 .33	0 .49	0.09	0 .54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .51)	(0 .43)	(0 .37)	(0 .34)
Distributions from Realized Gains	–	–	–	(0 .01)	–

Total Dividends and Distributions	(0 .46)	(0 .51)	(0 .43)	(0 .38)	(0 .34)

Net Asset Value, End of Period	$ 8.48	$ 10.45	$ 10.63	$ 10.57	$ 10.86

Total Return	(14 .93)%	3 .17%	4 .79%	0.79%	5 .17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 48,733	$ 62,793	$ 50,633	$ 35,016	$ 28,547
Ratio of Expenses to Average Net Assets	1 .09%	1 .09%	1 .14%	1.33%	1 .15%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	1 .10%	1 .12%	1 .12%
Ratio of Net Investment Income to Average Net Assets	4 .86%	4 .85%	4 .25%	3.47%	3 .15%
Portfolio Turnover Rate	302 .6%	259 .1%	274 .5%	202 .1%(e)	150 .5%

	2008	2007	2006	2005	2004

BOND & MORTGAGE SECURITIES FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10.60	$ 10.77	$ 10.71	$ 10.99	$ 10.78
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .50	0 .54	0 .47	0 .40	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(2 .02)	(0 .18)	0 .04	(0 .28)	0 .21

Total From Investment Operations	(1 .52)	0 .36	0 .51	0.12	0 .57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .48)	(0 .53)	(0 .45)	(0 .39)	(0 .36)
Distributions from Realized Gains	–	–	–	(0 .01)	–

Total Dividends and Distributions	(0 .48)	(0 .53)	(0 .45)	(0 .40)	(0 .36)

Net Asset Value, End of Period	$ 8.60	$ 10.60	$ 10.77	$ 10.71	$ 10.99

Total Return	(14 .85)%	3 .42%	4 .92%	1.06%	5 .39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,799	$ 28,800	$ 18,009	$ 8,635	$ 2,274
Ratio of Expenses to Average Net Assets	0 .90%	0 .90%	0 .95%	1.15%	0 .96%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .91%	0 .93%	0 .93%
Ratio of Net Investment Income to Average Net Assets	5 .05%	5 .05%	4 .46%	3.69%	3 .35%
Portfolio Turnover Rate	302 .6%	259 .1%	274 .5%	202 .1%(e)	150 .5%

See accompanying notes.

627

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

BOND & MORTGAGE SECURITIES FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10.46	$ 10.64	$ 10.58	$ 10.87	$ 10.67
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .51	0 .54	0 .48	0 .41	0 .37
Net Realized and Unrealized Gain (Loss) on Investments	(1 .99)	(0 .18)	0 .05	(0 .29)	0 .20

Total From Investment Operations	(1 .48)	0 .36	0 .53	0.12	0 .57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .50)	(0 .54)	(0 .47)	(0 .40)	(0 .37)
Distributions from Realized Gains	–	–	–	(0 .01)	–

Total Dividends and Distributions	(0 .50)	(0 .54)	(0 .47)	(0 .41)	(0 .37)

Net Asset Value, End of Period	$ 8.48	$ 10.46	$ 10.64	$ 10.58	$ 10.87

Total Return	(14 .74)%	3 .49%	5 .11%	1.10%	5 .48%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 67,063	$ 111,437	$ 95,496	$ 65,637	$ 43,420
Ratio of Expenses to Average Net Assets	0 .78%	0 .78%	0 .83%	1.02%	0 .84%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .79%	0.81%	0 .81%
Ratio of Net Investment Income to Average Net Assets	5 .16%	5 .15%	4 .56%	3.79%	3 .46%
Portfolio Turnover Rate	302 .6%	259 .1%	274 .5%	202.1%(e)	150 .5%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(d)	Excludes expense reimbursement from Manager.

(e)	Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

See accompanying notes.

628

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2008(a)

CORE PLUS BOND FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(0 .06)

Total From Investment Operations	(0 .05)

Net Asset Value, End of Period	$ 9.95

Total Return	(0 .50)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 58,587
Ratio of Expenses to Average Net Assets	0 .65%(d)
Ratio of Net Investment Income to Average Net Assets	0 .63%(d)
Portfolio Turnover Rate	551 .3%(d)

2008(a)

CORE PLUS BOND FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–
Net Realized and Unrealized Gain (Loss) on Investments	(0 .06)

Total From Investment Operations	(0 .06)

Net Asset Value, End of Period	$ 9.94

Total Return	(0 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15
Ratio of Expenses to Average Net Assets	1 .53%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .32)%(d)
Portfolio Turnover Rate	551 .3%(d)

2008(a)

CORE PLUS BOND FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–
Net Realized and Unrealized Gain (Loss) on Investments	(0 .06)

Total From Investment Operations	(0 .06)

Net Asset Value, End of Period	$ 9.94

Total Return	(0 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15
Ratio of Expenses to Average Net Assets	1 .40%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .16)%(d)
Portfolio Turnover Rate	551 .3%(d)

2008(a)

CORE PLUS BOND FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–
Net Realized and Unrealized Gain (Loss) on Investments	(0 .06)

Total From Investment Operations	(0 .06)

Net Asset Value, End of Period	$ 9.94

Total Return	(0 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15
Ratio of Expenses to Average Net Assets	1 .22%(d)
Ratio of Net Investment Income to Average Net Assets	0 .00%(d)
Portfolio Turnover Rate	551 .3%(d)

See accompanying notes.

629

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

2008(a)

CORE PLUS BOND FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–
Net Realized and Unrealized Gain (Loss) on Investments	(0 .06)

Total From Investment Operations	(0 .06)

Net Asset Value, End of Period	$ 9.94

Total Return	(0 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15
Ratio of Expenses to Average Net Assets	1 .03%(d)
Ratio of Net Investment Income to Average Net Assets	0 .16%(d)
Portfolio Turnover Rate	551 .3%(d)

2008(a)

CORE PLUS BOND FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–
Net Realized and Unrealized Gain (Loss) on Investments	(0 .06)

Total From Investment Operations	(0 .06)

Net Asset Value, End of Period	$ 9.94

Total Return	(0 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15
Ratio of Expenses to Average Net Assets	0 .91%(d)
Ratio of Net Investment Income to Average Net Assets	0 .32%(d)
Portfolio Turnover Rate	551 .3%(d)

(a)	Period from September 30, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

See accompanying notes.

630

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

DISCIPLINED LARGECAP BLEND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 17.85	$ 16.11	$ 14.37	$ 12.95	$ 12.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .20	0 .18	0 .19	0 .18	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(6 .00)	2 .13	1 .88	1.37	1 .10

Total From Investment Operations	(5 .80)	2 .31	2 .07	1.55	1 .21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .19)	(0 .13)	(0 .07)	(0 .11)
Distributions from Realized Gains	(1 .92)	(0 .38)	(0 .20)	(0 .06)	(0 .27)

Total Dividends and Distributions	(2 .10)	(0 .57)	(0 .33)	(0 .13)	(0 .38)

Net Asset Value, End of Period	$ 9.95	$ 17.85	$ 16.11	$ 14.37	$ 12.95

Total Return	(36 .65)%	14 .70%	14 .61%	12 .07%	10 .22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,763,971	$ 3,160,022	$ 974,790	$ 523,512	$ 247,979
Ratio of Expenses to Average Net Assets	0 .57%	0 .57%	0 .59%	0 .60%	0 .60%
Ratio of Net Investment Income to Average Net Assets	1 .43%	1 .08%	1 .27%	1 .25%	0 .89%
Portfolio Turnover Rate	121 .7%	101 .4%(b)	92 .4%	86.7%(c)	106 .2%

	2008	2007	2006	2005

DISCIPLINED LARGECAP BLEND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 17.70	$ 15.97	$ 14.24	$ 12.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .07	0 .04	0 .02	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	(5 .95)	2 .11	1 .91	1.34

Total From Investment Operations	(5 .88)	2 .15	1 .93	1.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .04)	–	(0 .06)
Distributions from Realized Gains	(1 .92)	(0 .38)	(0 .20)	(0 .06)

Total Dividends and Distributions	(1 .97)	(0 .42)	(0 .20)	(0 .12)

Net Asset Value, End of Period	$ 9.85	$ 17.70	$ 15.97	$ 14.24

Total Return	(37 .23)%	13 .73%	13 .68%	10.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,148	$ 1,447	$ 1,244	$ 12
Ratio of Expenses to Average Net Assets	1 .45%	1 .45%	1 .47%	1.48%
Ratio of Net Investment Income to Average Net Assets	0 .54%	0 .26%	0 .11%	0.48%
Portfolio Turnover Rate	121 .7%	101 .4%(b)	92 .4%	86.7%(c)

	2008	2007	2006	2005	2004

DISCIPLINED LARGECAP BLEND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 17.61	$ 15.90	$ 14.18	$ 12.87	$ 12.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .09	0 .06	0 .08	0 .04	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(5 .91)	2 .10	1 .86	1.40	1 .08

Total From Investment Operations	(5 .82)	2 .16	1 .94	1.44	1 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .07)	(0 .02)	(0 .07)	(0 .02)
Distributions from Realized Gains	(1 .92)	(0 .38)	(0 .20)	(0 .06)	(0 .27)

Total Dividends and Distributions	(1 .99)	(0 .45)	(0 .22)	(0 .13)	(0 .29)

Net Asset Value, End of Period	$ 9.80	$ 17.61	$ 15.90	$ 14.18	$ 12.87

Total Return	(37 .11)%	13 .83%	13 .80%	11.21%	9 .37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,668	$ 2,641	$ 1,937	$ 253	$ 10
Ratio of Expenses to Average Net Assets	1 .32%	1 .32%	1 .34%	1.35%	1 .35%
Ratio of Net Investment Income to Average Net Assets	0 .67%	0 .39%	0 .51%	0.31%	0 .26%
Portfolio Turnover Rate	121 .7%	101 .4%(b)	92 .4%	86.7%(c)	106 .2%

See accompanying notes.

631

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

DISCIPLINED LARGECAP BLEND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 17.68	$ 15.96	$ 14.23	$ 12.89	$ 12.07
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .12	0 .09	0 .09	0 .08	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(5 .95)	2 .10	1 .88	1.39	1 .07

Total From Investment Operations	(5 .83)	2 .19	1 .97	1.47	1 .13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .09)	(0 .04)	(0 .07)	(0 .04)
Distributions from Realized Gains	(1 .92)	(0 .38)	(0 .20)	(0 .06)	(0 .27)

Total Dividends and Distributions	(2 .01)	(0 .47)	(0 .24)	(0 .13)	(0 .31)

Net Asset Value, End of Period	$ 9.84	$ 17.68	$ 15.96	$ 14.23	$ 12.89

Total Return	(37 .03)%	14 .04%	14 .03%	11.44%	9 .55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,630	$ 10,524	$ 5,740	$ 34	$ 9
Ratio of Expenses to Average Net Assets	1 .14%	1 .14%	1 .16%	1.17%	1 .17%
Ratio of Net Investment Income to Average Net Assets	0 .86%	0 .56%	0 .58%	0.59%	0 .44%
Portfolio Turnover Rate	121 .7%	101 .4%(b)	92 .4%	86.7%(c)	106 .2%

	2008	2007	2006	2005	2004

DISCIPLINED LARGECAP BLEND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 17.74	$ 16.01	$ 14.28	$ 12.91	$ 12.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .14	0 .13	0 .11	0 .09	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(5 .96)	2 .10	1 .89	1.41	1 .09

Total From Investment Operations	(5 .82)	2 .23	2 .00	1.50	1 .17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .12)	(0 .07)	(0 .07)	(0 .07)
Distributions from Realized Gains	(1 .92)	(0 .38)	(0 .20)	(0 .06)	(0 .27)

Total Dividends and Distributions	(2 .04)	(0 .50)	(0 .27)	(0 .13)	(0 .34)

Net Asset Value, End of Period	$ 9.88	$ 17.74	$ 16.01	$ 14.28	$ 12.91

Total Return	(36 .89)%	14 .28%	14 .20%	11.68%	9 .83%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,006	$ 5,304	$ 5,195	$ 183	$ 9
Ratio of Expenses to Average Net Assets	0 .95%	0 .95%	0 .97%	0.98%	0 .98%
Ratio of Net Investment Income to Average Net Assets	1 .05%	0 .77%	0 .76%	0.66%	0 .63%
Portfolio Turnover Rate	121 .7%	101 .4%(b)	92 .4%	86.7%(c)	106 .2%

	2008	2007	2006	2005	2004

DISCIPLINED LARGECAP BLEND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 17.78	$ 16.05	$ 14.31	$ 12.93	$ 12.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .16	0 .15	0 .13	0 .15	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(5 .97)	2 .11	1 .90	1.36	1 .09

Total From Investment Operations	(5 .81)	2 .26	2 .03	1.51	1 .18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .15)	(0 .09)	(0 .07)	(0 .08)
Distributions from Realized Gains	(1 .92)	(0 .38)	(0 .20)	(0 .06)	(0 .27)

Total Dividends and Distributions	(2 .06)	(0 .53)	(0 .29)	(0 .13)	(0 .35)

Net Asset Value, End of Period	$ 9.91	$ 17.78	$ 16.05	$ 14.31	$ 12.93

Total Return	(36 .79)%	14 .39%	14 .37%	11.75%	9 .94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,363	$ 1,925	$ 1,565	$ 20	$ 10
Ratio of Expenses to Average Net Assets	0 .83%	0 .83%	0 .85%	0.86%	0 .86%
Ratio of Net Investment Income to Average Net Assets	1 .16%	0 .88%	0 .88%	1.09%	0 .75%
Portfolio Turnover Rate	121 .7%	101 .4%(b)	92 .4%	86.7%(c)	106 .2%

(a)	Calculated based on average shares outstanding during the period.

(b)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.

(c)	Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

See accompanying notes.

632

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

DIVERSIFIED INTERNATIONAL FUND

Class J shares

Net Asset Value, Beginning of Period	$ 17.16	$ 14.21	$ 11.32	$ 9.27	$ 7.98
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .16	0 .11	0 .09	0 .06	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	(7 .90)	4 .22	3 .26	2.24	1 .26

Total From Investment Operations	(7 .74)	4 .33	3 .35	2.30	1 .29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .11)	–	(0 .04)	–
Distributions from Realized Gains	(1 .97)	(1 .27)	(0 .46)	(0 .21)	–

Total Dividends and Distributions	(2 .05)	(1 .38)	(0 .46)	(0 .25)	–

Net Asset Value, End of Period	$ 7.37	$ 17.16	$ 14.21	$ 11.32	$ 9.27

Total Return(b)	(50 .57)%	33 .05%	30 .50%	25.24%	16 .17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 145,271	$ 307,754	$ 192,920	$ 105,345	$ 63,380
Ratio of Expenses to Average Net Assets	1 .50%	1 .52%	1 .59%	1.69%	1 .78%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	–	1 .79%(d)
Ratio of Net Investment Income to Average Net Assets	1 .29%	0 .72%	0 .69%	0.61%	0 .37%
Portfolio Turnover Rate	101 .5%	111 .3%(e)	107 .5%	202.7%(f)	160 .2%(g)

	2008	2007	2006	2005	2004

DIVERSIFIED INTERNATIONAL FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 17.34	$ 14.36	$ 11 .45	$ 9.32	$ 8.01
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .23	0 .23	0 .18	0 .14	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(7 .98)	4 .23	3 .28	2.25	1 .26

Total From Investment Operations	(7 .75)	4 .46	3 .46	2.39	1 .37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .21)	(0 .09)	(0 .05)	(0 .06)
Distributions from Realized Gains	(1 .97)	(1 .27)	(0 .46)	(0 .21)	–

Total Dividends and Distributions	(2 .15)	(1 .48)	(0 .55)	(0 .26)	(0 .06)

Net Asset Value, End of Period	$ 7.44	$ 17.34	$ 14 .36	$ 11.45	$ 9.32

Total Return	(50 .36)%	33 .87%	31 .29%	26 .07%	17 .24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 621,394	$ 1,188,878	$ 44,939	$ 31,357	$ 15,831
Ratio of Expenses to Average Net Assets	0 .93%	0 .90%	0 .90%	0 .90%	0 .89%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.90%(d)
Ratio of Net Investment Income to Average Net Assets	1 .87%	1 .56%	1 .35%	1 .37%	1 .23%
Portfolio Turnover Rate	101 .5%	111 .3%(e)	107 .5%	202.7%(f)	160 .2%(g)

	2008	2007	2006	2005

DIVERSIFIED INTERNATIONAL FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 17.20	$ 14.24	$ 11.37	$ 9.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .12	0 .07	0 .08	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	(7 .93)	4 .24	3 .25	2.20

Total From Investment Operations	(7 .81)	4 .31	3 .33	2.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .08)	–	(0 .04)
Distributions from Realized Gains	(1 .97)	(1 .27)	(0 .46)	(0 .21)

Total Dividends and Distributions	(2 .01)	(1 .35)	(0 .46)	(0 .25)

Net Asset Value, End of Period	$ 7.38	$ 17.20	$ 14.24	$ 11.37

Total Return	(50 .78)%	32 .77%	30 .17%	24.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,336	$ 10,716	$ 3,787	$ 319
Ratio of Expenses to Average Net Assets	1 .81%	1 .78%	1 .77%	1.78%
Ratio of Net Investment Income to Average Net Assets	0 .99%	0 .44%	0 .62%	0.51%
Portfolio Turnover Rate	101 .5%	111 .3%(e)	107 .5%	202.7%(f)

See accompanying notes.

633

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

DIVERSIFIED INTERNATIONAL FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 17.12	$ 14.18	$ 11.30	$ 9.25	$ 7.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .14	0 .09	0 .09	0 .07	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(7 .89)	4 .22	3 .25	2.23	1 .24

Total From Investment Operations	(7 .75)	4 .31	3 .34	2.30	1 .29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .10)	–	(0 .04)	–
Distributions from Realized Gains	(1 .97)	(1 .27)	(0 .46)	(0 .21)	–

Total Dividends and Distributions	(2 .03)	(1 .37)	(0 .46)	(0 .25)	–

Net Asset Value, End of Period	$ 7.34	$ 17.12	$ 14.18	$ 11.30	$ 9.25

Total Return	(50 .70)%	32 .96%	30 .46%	25.31%	16 .23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,080	$ 38,204	$ 22,784	$ 9,270	$ 5,573
Ratio of Expenses to Average Net Assets	1 .68%	1 .65%	1 .64%	1.65%	1 .64%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.65%(d)
Ratio of Net Investment Income to Average Net Assets	1 .13%	0 .59%	0 .67%	0.64%	0 .53%
Portfolio Turnover Rate	101 .5%	111 .3%(e)	107 .5%	202.7%(f)	160 .2%(g)

	2008	2007	2006	2005	2004

DIVERSIFIED INTERNATIONAL FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 17.24	$ 14.27	$ 11.38	$ 9.31	$ 8.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .16	0 .12	0 .12	0 .08	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(7 .94)	4 .25	3 .25	2.25	1 .27

Total From Investment Operations	(7 .78)	4 .37	3 .37	2.33	1 .33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .13)	(0 .02)	(0 .05)	(0 .02)
Distributions from Realized Gains	(1 .97)	(1 .27)	(0 .46)	(0 .21)	–

Total Dividends and Distributions	(2 .06)	(1 .40)	(0 .48)	(0 .26)	(0 .02)

Net Asset Value, End of Period	$ 7.40	$ 17.24	$ 14.27	$ 11.38	$ 9.31

Total Return	(50 .61)%	33 .21%	30 .56%	25.38%	16 .59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 57,078	$ 99,441	$ 44,461	$ 13,847	$ 8,156
Ratio of Expenses to Average Net Assets	1 .50%	1 .47%	1 .46%	1.47%	1 .46%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.47%(d)
Ratio of Net Investment Income to Average Net Assets	1 .31%	0 .78%	0 .88%	0.79%	0 .73%
Portfolio Turnover Rate	101 .5%	111 .3%(e)	107 .5%	202.7%(f)	160 .2%(g)

	2008	2007	2006	2005	2004

DIVERSIFIED INTERNATIONAL FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 17.47	$ 14.46	$ 11.52	$ 9.43	$ 8.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .19	0 .15	0 .15	0 .11	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(8 .06)	4 .28	3 .29	2.24	1 .29

Total From Investment Operations	(7 .87)	4 .43	3 .44	2.35	1 .38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .15)	(0 .04)	(0 .05)	(0 .03)
Distributions from Realized Gains	(1 .97)	(1 .27)	(0 .46)	(0 .21)	–

Total Dividends and Distributions	(2 .09)	(1 .42)	(0 .50)	(0 .26)	(0 .03)

Net Asset Value, End of Period	$ 7.51	$ 17.47	$ 14.46	$ 11.52	$ 9.43

Total Return	(50 .53)%	33 .30%	30 .87%	25.28%	17 .14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,959	$ 42,258	$ 16,510	$ 772	$ 1,431
Ratio of Expenses to Average Net Assets	1 .31%	1 .28%	1 .27%	1.28%	1 .28%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.28%(d)
Ratio of Net Investment Income to Average Net Assets	1 .57%	1 .00%	1 .11%	1.06%	1 .03%
Portfolio Turnover Rate	101 .5%	111 .3%(e)	107 .5%	202.7%(f)	160 .2%(g)

See accompanying notes.

634

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

DIVERSIFIED INTERNATIONAL FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 17.32	$ 14.34	$ 11.43	$ 9.32	$ 8.01
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .20	0 .16	0 .15	0 .12	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	(7 .97)	4 .26	3 .28	2.25	1 .26

Total From Investment Operations	(7 .77)	4 .42	3 .43	2.37	1 .35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .17)	(0 .06)	(0 .05)	(0 .04)
Distributions from Realized Gains	(1 .97)	(1 .27)	(0 .46)	(0 .21)	–

Total Dividends and Distributions	(2 .11)	(1 .44)	(0 .52)	(0 .26)	(0 .04)

Net Asset Value, End of Period	$ 7.44	$ 17.32	$ 14.34	$ 11.43	$ 9.32

Total Return	(50 .43)%	33 .54%	31 .00%	25.82%	16 .93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 59,805	$ 135,368	$ 53,609	$ 20,799	$ 10,120
Ratio of Expenses to Average Net Assets	1 .19%	1 .16%	1 .15%	1.16%	1 .15%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .16%(d)
Ratio of Net Investment Income to Average Net Assets	1 .57%	1 .05%	1 .12%	1.12%	0 .99%
Portfolio Turnover Rate	101 .5%	111 .3%(e)	107 .5%	202.7%(f)	160 .2%(g)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated without the contingent deferred sales charge.

(c) Excludes expense reimbursement from Manager.

(d) Expense ratio without commission rebates.

(e) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.

(f) Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

(g) Portfolio turnover rate excludes approximately $7,549,000 from portfolio realignment from the acquisition of International SmallCap Fund.

See accompanying notes.

635

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

EQUITY INCOME FUND(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 23.82	$ 22.43	$ 20.07	$ 17.79	$ 15.45
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .48	0 .44	0 .40	0 .48	0.35
Net Realized and Unrealized Gain (Loss) on Investments.	(7 .98)	2 .55	3 .00	2.24	2 .33

Total From Investment Operations	(7 .50)	2 .99	3 .40	2.72	2.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .40)	(0 .41)	(0 .44)	(0 .34)
Distributions from Realized Gains	(2 .04)	(1 .20)	(0 .63)	–	–

Total Dividends and Distributions	(2 .50)	(1 .60)	(1 .04)	(0 .44)	(0 .34)

Net Asset Value, End of Period	$ 13.82	$ 23.82	$ 22.43	$ 20.07	$ 17.79

Total Return	(34 .79)%	13 .99%	17 .53%	15.39%	17 .51%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,132,181	$ 2,016,738	$ 1,686,604	$ 1,294,804	$ 908,925
Ratio of Expenses to Average Net Assets	0 .52%	0 .52%	0 .55%	0 .58%	0 .59%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	0.55%	0 .58%	0 .59%
Ratio of Net Investment Income to Average Net Assets	2 .56%	1 .93%	1 .88%	2.45%	2 .06%
Portfolio Turnover Rate	75 .8%	85 .6%(d)	81 .0%	32.0%	20 .0%

(a)	Effective June 13, 2008, Equity Income Fund I changed its name to Equity Income Fund.

(b)	Calculated based on average shares outstanding during the period.

(c)	Expense ratio without custodian credits.

(d)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.

See accompanying notes.

636

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

GLOBAL EQUITY FUND I(b)

Institutional shares

Net Asset Value, Beginning of Period	$ 13.67	$ 12.16	$ 10.25	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .15	0 .12	0 .12	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	(5 .66)	1 .85	1 .86	0.18

Total From Investment Operations	(5 .51)	1 .97	1 .98	0.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .08)	(0 .07)	–
Distributions from Realized Gains	(1 .05)	(0 .38)	–	–

Total Dividends and Distributions	(1 .19)	(0 .46)	(0 .07)	–

Net Asset Value, End of Period	$ 6.97	$ 13.67	$ 12.16	$ 10.25

Total Return	(44 .01)%	16 .71%	19 .39%	2 .50%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,469	$ 27,151	$ 20,145	$ 11,184
Ratio of Expenses to Average Net Assets	1 .09%	0 .95%	0 .95%	0 .95%(e)
Ratio of Net Investment Income to Average Net Assets	1 .39%	0 .93%	1 .02%	1 .10%(e)
Portfolio Turnover Rate	55 .9%	71 .0%	61 .2%	37 .1%(e)

	2008	2007	2006	2005(a)

GLOBAL EQUITY FUND I(b)

R-1 shares

Net Asset Value, Beginning of Period	$ 13.53	$ 12.07	$ 10.19	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .05	–	0 .01	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(5 .61)	1 .84	1 .87	0.18

Total From Investment Operations	(5 .56)	1 .84	1 .88	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	–	–	–
Distributions from Realized Gains	(1 .05)	(0 .38)	–	–

Total Dividends and Distributions	(1 .08)	(0 .38)	–	–

Net Asset Value, End of Period	$ 6.89	$ 13.53	$ 12.07	$ 10.19

Total Return	(44 .51)%	15 .64%	18 .45%	1 .90%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 451	$ 858	$ 317	$ 22
Ratio of Expenses to Average Net Assets	1 .97%	1 .83%	1 .83%	1 .83%(e)
Ratio of Net Investment Income to Average Net Assets	0 .49%	0 .00%	0 .10%	0 .16%(e)
Portfolio Turnover Rate	55 .9%	71 .0%	61 .2%	37 .1%(e)

	2008	2007	2006	2005(a)

GLOBAL EQUITY FUND I(b)

R-2 shares

Net Asset Value, Beginning of Period	$ 13.62	$ 12.13	$ 10.23	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .07	0 .02	0 .02	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	(5 .65)	1 .85	1 .88	0.21

Total From Investment Operations	(5 .58)	1 .87	1 .90	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	–	–	–
Distributions from Realized Gains	(1 .05)	(0 .38)	–	–

Total Dividends and Distributions	(1 .10)	(0 .38)	–	–

Net Asset Value, End of Period	$ 6.94	$ 13.62	$ 12.13	$ 10.23

Total Return	(44 .44)%	15 .81%	18 .57%	2 .30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,046	$ 1,737	$ 1,498	$ 40
Ratio of Expenses to Average Net Assets	1 .84%	1 .70%	1 .70%	1 .70%(e)
Ratio of Net Investment Income to Average Net Assets	0 .65%	0 .17%	0 .20%	0 .24%(e)
Portfolio Turnover Rate	55 .9%	71 .0%	61 .2%	37 .1%(e)

See accompanying notes.

637

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005(a)

GLOBAL EQUITY FUND I(b)

R-3 shares

Net Asset Value, Beginning of Period	$ 13.61	$ 12.12	$ 10.21	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .08	0 .05	0 .04	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	(5 .63)	1 .83	1 .88	0.17

Total From Investment Operations	(5 .55)	1 .88	1 .92	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .01)	(0 .01)	–
Distributions from Realized Gains	(1 .05)	(0 .38)	–	–

Total Dividends and Distributions	(1 .12)	(0 .39)	(0 .01)	–

Net Asset Value, End of Period	$ 6.94	$ 13.61	$ 12.12	$ 10.21

Total Return	(44 .30)%	15 .92%	18 .78%	2 .10%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 975	$ 1,504	$ 1,485	$ 10
Ratio of Expenses to Average Net Assets	1 .66%	1 .52%	1 .52%	1 .52%(e)
Ratio of Net Investment Income to Average Net Assets	0 .81%	0 .39%	0 .36%	0 .53%(e)
Portfolio Turnover Rate	55 .9%	71 .0%	61 .2%	37 .1%(e)

	2008	2007	2006	2005(a)

GLOBAL EQUITY FUND I(b)

R-4 shares

Net Asset Value, Beginning of Period	$ 13.63	$ 12.13	$ 10.22	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .06	0 .07	0 .05	–
Net Realized and Unrealized Gain (Loss) on Investments	(5 .60)	1 .84	1 .89	0.22

Total From Investment Operations	(5 .54)	1 .91	1 .94	0.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .03)	(0 .03)	–
Distributions from Realized Gains	(1 .05)	(0 .38)	–	–

Total Dividends and Distributions	(1 .14)	(0 .41)	(0 .03)	–

Net Asset Value, End of Period	$ 6.95	$ 13.63	$ 12.13	$ 10.22

Total Return	(44 .20)%	16 .22%	18 .99%	2 .20%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,048	$ 1,425	$ 1,585	$ 834
Ratio of Expenses to Average Net Assets	1 .53%	1 .33%	1 .33%	1 .33%(e)
Ratio of Net Investment Income to Average Net Assets	0 .56%	0 .57%	0 .48%	0 .07%(e)
Portfolio Turnover Rate	55 .9%	71 .0%	61 .2%	37 .1%(e)

	2008	2007	2006	2005(a)

GLOBAL EQUITY FUND I(b)

R-5 shares

Net Asset Value, Beginning of Period	$ 13.62	$ 12.13	$ 10.23	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .12	0 .06	0 .10	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	(5 .65)	1 .86	1 .84	0.17

Total From Investment Operations	(5 .53)	1 .92	1 .94	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .05)	(0 .04)	–
Distributions from Realized Gains	(1 .05)	(0 .38)	–	–

Total Dividends and Distributions	(1 .15)	(0 .43)	(0 .04)	–

Net Asset Value, End of Period	$ 6.94	$ 13.62	$ 12.13	$ 10.23

Total Return	(44 .17)%	16 .27%	19 .02%	2 .30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19	$ 29	$ 250	$ 10
Ratio of Expenses to Average Net Assets	1 .41%	1 .21%	1 .21%	1 .21%(e)
Ratio of Net Investment Income to Average Net Assets	1 .16%	0 .47%	0 .85%	0 .85%(e)
Portfolio Turnover Rate	55 .9%	71 .0%	61 .2%	37 .1%(e)

(a)	Period from March 1, 2005, date operations commenced, through October 31, 2005.

(b)	Effective June 13, 2008, Partners Global Equity Fund changed its name to Global Equity Fund I.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

See accompanying notes.

638

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007(a)

GLOBAL REAL ESTATE SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10.08	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .19	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(5 .06)	0 .07

Total From Investment Operations	(4 .87)	0 .08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	–

Total Dividends and Distributions	(0 .18)	–

Net Asset Value, End of Period	$ 5.03	$ 10.08

Total Return	(48 .97)%	0 .80%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,006	$ 2,016
Ratio of Expenses to Average Net Assets(d)	0 .95%	0 .95%(e)
Ratio of Net Investment Income to Average Net Assets	2 .45%	1 .75%(e)
Portfolio Turnover Rate	100 .9%	86 .7%(e)

(a)	Period from October 1, 2007, date operations commenced, through October 31, 2007.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Computed on an annualized basis.

See accompanying notes.

639

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

GOVERNMENT & HIGH QUALITY BOND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 10.09	$ 10.15	$ 10.13	$ 10.40	$ 10.37
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .44	0 .42	0 .38	0 .32	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0 .74)	(0 .06)	0 .02	(0 .28)	0 .09

Total From Investment Operations	(0 .30)	0 .36	0 .40	0.04	0 .37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)	(0 .42)	(0 .38)	(0 .31)	(0 .34)

Total Dividends and Distributions	(0 .41)	(0 .42)	(0 .38)	(0 .31)	(0 .34)

Net Asset Value, End of Period	$ 9.38	$ 10.09	$ 10.15	$ 10.13	$ 10.40

Total Return(b)	(3 .11)%	3 .63%	4 .05%	0 .37%	3 .59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 101,922	$ 101,868	$ 105,222	$ 108,545	$ 101,937
Ratio of Expenses to Average Net Assets	1 .01%	1 .11%	1 .26%	1 .18%	1 .18%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	1 .15%	1 .17%	N/A
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .26%	1.18%	1 .18%
Ratio of Net Investment Income to Average Net Assets	4 .41%	4 .17%	3 .74%	3 .07%	2 .74%
Portfolio Turnover Rate	268 .0%	261 .5%	271 .5%	542 .3%(e)	95 .2%

	2008	2007	2006	2005	2004

GOVERNMENT & HIGH QUALITY BOND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10.04	$ 10.12	$ 10.10	$ 10.37	$ 10.35
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .50	0 .49	0 .45	0 .39	0.37
Net Realized and Unrealized Gain (Loss) on Investments	(0 .70)	(0 .07)	0 .03	(0 .27)	0 .08

Total From Investment Operations	(0 .20)	0 .42	0 .48	0.12	0 .45
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .48)	(0 .50)	(0 .46)	(0 .39)	(0 .43)

Total Dividends and Distributions	(0 .48)	(0 .50)	(0 .46)	(0 .39)	(0 .43)

Net Asset Value, End of Period	$ 9.36	$ 10.04	$ 10.12	$ 10.10	$ 10.37

Total Return	(2 .17)%	4 .21%	4 .84%	1.14%	4 .47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,955	$ 16	$ 10	$ 10	$ 10
Ratio of Expenses to Average Net Assets	0 .42%	0 .40%	0 .53%	0.41%	0 .40%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .40%	0.40%	N/A
Ratio of Net Investment Income to Average Net Assets	5 .17%	4 .85%	4 .48%	3.84%	3 .52%
Portfolio Turnover Rate	268 .0%	261 .5%	271 .5%	542 .3%(e)	95 .2%

	2008	2007	2006	2005

GOVERNMENT & HIGH QUALITY BOND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 10.05	$ 10.12	$ 10.11	$ 10.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .41	0 .40	0 .37	0 .31
Net Realized and Unrealized Gain (Loss) on Investments	(0 .73)	(0 .06)	0 .01	(0 .26)

Total From Investment Operations	(0 .32)	0 .34	0 .38	0.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .41)	(0 .37)	(0 .30)

Total Dividends and Distributions	(0 .39)	(0 .41)	(0 .37)	(0 .30)

Net Asset Value, End of Period	$ 9.34	$ 10.05	$ 10.12	$ 10.11

Total Return	(3 .34)%	3 .40%	3 .82%	0.45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,291	$ 857	$ 657	$ 177
Ratio of Expenses to Average Net Assets	1 .30%	1 .28%	1 .38%	1.31%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	1 .28%	1 .28%
Ratio of Net Investment Income to Average Net Assets	4 .15%	3 .99%	3 .69%	3.01%
Portfolio Turnover Rate	268 .0%	261 .5%	271 .5%	542 .3%(e)

See accompanying notes.

640

FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

GOVERNMENT & HIGH QUALITY BOND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 10.01	$ 10.07	$ 10.06	$ 10.33	$ 10.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .42	0 .41	0 .37	0 .32	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0 .74)	(0 .05)	0 .02	(0 .28)	0 .10

Total From Investment Operations	(0 .32)	0 .36	0 .39	0.04	0 .38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)	(0 .42)	(0 .38)	(0 .31)	(0 .36)

Total Dividends and Distributions	(0 .40)	(0 .42)	(0 .38)	(0 .31)	(0 .36)

Net Asset Value, End of Period	$ 9.29	$ 10.01	$ 10.07	$ 10.06	$ 10.33

Total Return	(3 .32)%	3 .66%	3 .98%	0.39%	3 .71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,801	$ 9,423	$ 8,588	$ 7,427	$ 6,096
Ratio of Expenses to Average Net Assets	1 .17%	1 .15%	1 .26%	1.17%	1 .15%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	1 .15%	1 .15%	N/A
Ratio of Net Investment Income to Average Net Assets	4 .26%	4 .13%	3 .74%	3.09%	2 .76%
Portfolio Turnover Rate	268 .0%	261 .5%	271 .5%	542 .3%(e)	95 .2%

	2008	2007	2006	2005	2004

GOVERNMENT & HIGH QUALITY BOND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10.01	$ 10.08	$ 10.06	$ 10.33	$ 10.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .44	0 .43	0 .39	0 .34	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0 .74)	(0 .06)	0 .03	(0 .28)	0 .09

Total From Investment Operations	(0 .30)	0 .37	0 .42	0.06	0 .39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .44)	(0 .40)	(0 .33)	(0 .37)

Total Dividends and Distributions	(0 .42)	(0 .44)	(0 .40)	(0 .33)	(0 .37)

Net Asset Value, End of Period	$ 9.29	$ 10.01	$ 10.08	$ 10.06	$ 10.33

Total Return	(3 .14)%	3 .74%	4 .27%	0.57%	3 .89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,471	$ 11,507	$ 8,517	$ 5,266	$ 2,980
Ratio of Expenses to Average Net Assets	0 .99%	0 .97%	1 .08%	0.99%	0 .97%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .97%	0.97%	N/A
Ratio of Net Investment Income to Average Net Assets	4 .45%	4 .30%	3 .95%	3.28%	2 .90%
Portfolio Turnover Rate	268 .0%	261 .5%	271 .5%	542 .3%(e)	95 .2%

	2008	2007	2006	2005	2004

GOVERNMENT & HIGH QUALITY BOND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10.03	$ 10.10	$ 10.08	$ 10.35	$ 10.33
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .46	0 .45	0 .41	0 .36	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0 .74)	(0 .06)	0 .03	(0 .28)	0 .09

Total From Investment Operations	(0 .28)	0 .39	0 .44	0.08	0 .41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .46)	(0 .42)	(0 .35)	(0 .39)

Total Dividends and Distributions	(0 .44)	(0 .46)	(0 .42)	(0 .35)	(0 .39)

Net Asset Value, End of Period	$ 9.31	$ 10.03	$ 10.10	$ 10.08	$ 10.35

Total Return	(2 .95)%	3 .93%	4 .46%	0.76%	4 .08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,726	$ 2,724	$ 2,010	$ 2,046	$ 1,140
Ratio of Expenses to Average Net Assets	0 .80%	0 .78%	0 .89%	0.80%	0 .78%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .78%	0 .78%	N/A
Ratio of Net Investment Income to Average Net Assets	4 .67%	4 .51%	4 .11%	3.48%	3 .12%
Portfolio Turnover Rate	268 .0%	261 .5%	271 .5%	542 .3%(e)	95 .2%

See accompanying notes.

641

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

GOVERNMENT & HIGH QUALITY BOND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10.03	$ 10.10	$ 10.08	$ 10.35	$ 10.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .47	0 .46	0 .43	0 .37	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(0 .74)	(0 .06)	0 .02	(0 .28)	0 .08

Total From Investment Operations	(0 .27)	0 .40	0 .45	0.09	0 .42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .45)	(0 .47)	(0 .43)	(0 .36)	(0 .41)

Total Dividends and Distributions	(0 .45)	(0 .47)	(0 .43)	(0 .36)	(0 .41)

Net Asset Value, End of Period	$ 9.31	$ 10.03	$ 10.10	$ 10.08	$ 10.35

Total Return	(2 .84)%	4 .05%	4 .58%	0.87%	4 .11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,989	$ 15,569	$ 13,126	$ 11,031	$ 7,084
Ratio of Expenses to Average Net Assets	0 .68%	0 .66%	0 .77%	0.68%	0 .66%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .66%	0 .66%	N/A
Ratio of Net Investment Income to Average Net Assets	4 .74%	4 .61%	4 .24%	3.58%	3 .26%
Portfolio Turnover Rate	268 .0%	261 .5%	271 .5%	542 .3%(e)	95 .2%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(d)	Excludes expense reimbursement from Manager.

(e)	Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Fund Income, Inc.

See accompanying notes.

642

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 10.72	$ 10.79	$ 10.59	$ 10.68	$ 10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .44	0 .46	0 .42	0 .33	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(2 .07)	(0 .16)	0 .04	(0 .25)	0 .18

Total From Investment Operations	(1 .63)	0 .30	0 .46	0.08	0 .46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .45)	(0 .37)	(0 .25)	(0 .11)	(0 .29)
Distributions from Realized Gains	–	–	(0 .01)	(0 .06)	(0 .08)

Total Dividends and Distributions	(0 .45)	(0 .37)	(0 .26)	(0 .17)	(0 .37)

Net Asset Value, End of Period	$ 8.64	$ 10.72	$ 10.79	$ 10.59	$ 10.68

Total Return(b)	(15 .89)%	2 .85%	4 .46%	0.80%	4 .42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,729	$ 34,054	$ 36,023	$ 36,958	$ 21,841
Ratio of Expenses to Average Net Assets	1 .08%	1 .13%	1 .35%	1.35%	1 .30%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	1 .18%	1 .08%	1 .26%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .49%	1.52%	1 .30%
Ratio of Net Investment Income to Average Net Assets	4 .36%	4 .38%	4 .01%	3.08%	2 .69%
Portfolio Turnover Rate	308 .8%	257 .3%	268 .6%	177 .4%(e)	152 .5%

	2008	2007	2006	2005	2004

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10.80	$ 10.86	$ 10.66	$ 10.71	$ 10.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .50	0 .55	0 .50	0 .41	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(2 .08)	(0 .17)	0 .03	(0 .26)	0 .16

Total From Investment Operations	(1 .58)	0 .38	0 .53	0.15	0 .54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .52)	(0 .44)	(0 .32)	(0 .14)	(0 .39)
Distributions from Realized Gains	–	–	(0 .01)	(0 .06)	(0 .08)

Total Dividends and Distributions	(0 .52)	(0 .44)	(0 .33)	(0 .20)	(0 .47)

Net Asset Value, End of Period	$ 8.70	$ 10.80	$ 10.86	$ 10.66	$ 10.71

Total Return	(15 .34)%	3 .63%	5 .12%	1.46%	5 .23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,727	$ 29,755	$ 13,377	$ 2,494	$ 10
Ratio of Expenses to Average Net Assets	0 .43%	0 .40%	0 .65%	0.72%	0 .43%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .40%	0 .40%	0 .40%
Ratio of Net Investment Income to Average Net Assets	5 .02%	5 .13%	4 .76%	3.90%	3 .56%
Portfolio Turnover Rate	308 .8%	257 .3%	268 .6%	177 .4%(e)	152 .5%

	2008	2007	2006	2005

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 10.74	$ 10.80	$ 10.60	$ 10.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .41	0 .45	0 .41	0 .32
Net Realized and Unrealized Gain (Loss) on Investments	(2 .08)	(0 .17)	0 .03	(0 .24)

Total From Investment Operations	(1 .67)	0 .28	0 .44	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .43)	(0 .34)	(0 .23)	(0 .11)
Distributions from Realized Gains	–	–	(0 .01)	(0 .06)

Total Dividends and Distributions	(0 .43)	(0 .34)	(0 .24)	(0 .17)

Net Asset Value, End of Period	$ 8.64	$ 10.74	$ 10.80	$ 10.60

Total Return	(16 .18)%	2 .71%	4 .20%	0.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,407	$ 1,283	$ 681	$ 102
Ratio of Expenses to Average Net Assets	1 .31%	1 .28%	1 .54%	1.61%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	1 .28%	1 .28%
Ratio of Net Investment Income to Average Net Assets	4 .12%	4 .25%	3 .88%	2.99%
Portfolio Turnover Rate	308 .8%	257 .3%	268 .6%	177 .4%(e)

See accompanying notes.

643

FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 10.64	$ 10.70	$ 10.51	$ 10.61	$ 10.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .44	0 .46	0 .41	0 .32	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(2 .06)	(0 .16)	0 .03	(0 .24)	0 .18

Total From Investment Operations	(1 .62)	0 .30	0 .44	0.08	0 .47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .45)	(0 .36)	(0 .24)	(0 .12)	(0 .32)
Distributions from Realized Gains	–	–	(0 .01)	(0 .06)	(0 .08)

Total Dividends and Distributions	(0 .45)	(0 .36)	(0 .25)	(0 .18)	(0 .40)

Net Asset Value, End of Period	$ 8.57	$ 10.64	$ 10.70	$ 10.51	$ 10.61

Total Return	(15 .93)%	2 .88%	4 .29%	0.74%	4 .50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,630	$ 51,729	$ 4,737	$ 5,503	$ 1,921
Ratio of Expenses to Average Net Assets	1 .18%	1 .15%	1 .46%	1.44%	1 .19%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	1 .15%	1.15%	1 .15%
Ratio of Net Investment Income to Average Net Assets	4 .28%	4 .35%	3 .91%	3.04%	2 .78%
Portfolio Turnover Rate	308 .8%	257 .3%	268 .6%	177 .4%(e)	152 .5%

	2008	2007	2006	2005	2004

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10.67	$ 10.73	$ 10.53	$ 10.62	$ 10.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .44	0 .48	0 .43	0 .33	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(2 .06)	(0 .16)	0 .04	(0 .24)	0 .18

Total From Investment Operations	(1 .62)	0 .32	0 .47	0.09	0 .48
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .38)	(0 .26)	(0 .12)	(0 .33)
Distributions from Realized Gains	–	–	(0 .01)	(0 .06)	(0 .08)

Total Dividends and Distributions	(0 .46)	(0 .38)	(0 .27)	(0 .18)	(0 .41)

Net Asset Value, End of Period	$ 8.59	$ 10.67	$ 10.73	$ 10.53	$ 10.62

Total Return	(15 .84)%	3 .06%	4 .57%	0.90%	4 .68%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,053	$ 9,052	$ 47,919	$ 39,642	$ 35,407
Ratio of Expenses to Average Net Assets	1 .00%	0 .97%	1 .28%	1.23%	1 .01%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .97%	0 .97%	0 .97%
Ratio of Net Investment Income to Average Net Assets	4 .44%	4 .55%	4 .09%	3.15%	2 .88%
Portfolio Turnover Rate	308 .8%	257 .3%	268 .6%	177 .4%(e)	152 .5%

	2008	2007	2006	2005	2004

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10.68	$ 10.74	$ 10.54	$ 10.62	$ 10.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .46	0 .50	0 .45	0 .37	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(2 .07)	(0 .16)	0 .04	(0 .26)	0 .17

Total From Investment Operations	(1 .61)	0 .34	0 .49	0.11	0 .50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .48)	(0 .40)	(0 .28)	(0 .13)	(0 .35)
Distributions from Realized Gains	–	–	(0 .01)	(0 .06)	(0 .08)

Total Dividends and Distributions	(0 .48)	(0 .40)	(0 .29)	(0 .19)	(0 .43)

Net Asset Value, End of Period	$ 8.59	$ 10.68	$ 10.74	$ 10.54	$ 10.62

Total Return	(15 .75)%	3 .26%	4 .76%	1.06%	4 .88%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,401	$ 3,982	$ 1,748	$ 881	$ 12
Ratio of Expenses to Average Net Assets	0 .81%	0 .78%	1 .06%	1.12%	0 .81%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .78%	0 .78%	0 .78%
Ratio of Net Investment Income to Average Net Assets	4 .62%	4 .75%	4 .32%	3.55%	3 .18%
Portfolio Turnover Rate	308 .8%	257 .3%	268 .6%	177 .4%(e)	152 .5%
See accompanying notes.

644

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10.70	$ 10.77	$ 10.57	$ 10.64	$ 10.57
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .47	0 .51	0 .46	0 .37	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(2 .05)	(0 .17)	0 .05	(0 .25)	0 .18

Total From Investment Operations	(1 .58)	0 .34	0 .51	0.12	0 .52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .50)	(0 .41)	(0 .30)	(0 .13)	(0 .37)
Distributions from Realized Gains	–	–	(0 .01)	(0 .06)	(0 .08)

Total Dividends and Distributions	(0 .50)	(0 .41)	(0 .31)	(0 .19)	(0 .45)

Net Asset Value, End of Period	$ 8.62	$ 10.70	$ 10.77	$ 10.57	$ 10.64

Total Return	(15 .52)%	3 .28%	4 .89%	1.19%	4 .99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,426	$ 45,071	$ 33,012	$ 25,333	$ 11,918
Ratio of Expenses to Average Net Assets	0 .69%	0 .66%	0 .96%	0.92%	0 .70%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .66%	0.66%	0 .66%
Ratio of Net Investment Income to Average Net Assets	4 .71%	4 .87%	4 .41%	3.48%	3 .27%
Portfolio Turnover Rate	308 .8%	257 .3%	268 .6%	177 .4%(e)	152 .5%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(d)	Excludes expense reimbursement from Manager.

(e)	Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.

See accompanying notes.

645

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

HIGH YIELD FUND(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 8.74	$ 8.78	$ 8.22	$ 8 .27	$ 7.86
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .62(b)	0 .62(b)	0 .64	0.58	0.60
Net Realized and Unrealized Gain (Loss) on Investments	(2 .43)	0 .21	0 .55	(0 .03)	0 .44

Total From Investment Operations	(1 .81)	0 .83	1 .19	0.55	1 .04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .63)	(0 .69)	(0 .63)	(0 .60)	(0 .63)
Distributions from Realized Gains	(0 .24)	(0 .18)	–	–	–

Total Dividends and Distributions	(0 .87)	(0 .87)	(0 .63)	(0 .60)	(0 .63)

Net Asset Value, End of Period	$ 6.06	$ 8.74	$ 8.78	$ 8 .22	$ 8.27

Total Return	(22 .64)%	9 .94%	15 .01%	6 .91%	13 .75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 444,854	$ 681,304	$ 571	$ 588	$ 526
Ratio of Expenses to Average Net Assets	0 .53%	0 .53%	0 .57%	0 .59%	0 .61%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	0 .57%	0.59%	0 .61%
Ratio of Net Investment Income to Average Net Assets	7 .82%	7 .07%	7 .64%	7 .09%	7 .43%
Portfolio Turnover Rate	28 .8%	47 .4%	85 .0%	94.0%	82.0%

(a)	Effective June 13, 2008, High Yield Fund II changed its name to High Yield Fund.

(b)	Calculated based on average shares outstanding during the period.

(c)	Expense ratio without custodian credits.

See accompanying notes.

646

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

HIGH YIELD FUND I(b)

Institutional shares

Net Asset Value, Beginning of Period	$ 10.61	$ 10.61	$ 10 .24	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .79	0 .75	0 .73	0 .54
Net Realized and Unrealized Gain (Loss) on Investments	(2 .89)	(0 .07)	0 .09	(0 .30)

Total From Investment Operations	(2 .10)	0 .68	0 .82	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .68)	(0 .45)	–

Total Dividends and Distributions	(0 .32)	(0 .68)	(0 .45)	–

Net Asset Value, End of Period	$ 8.19	$ 10.61	$ 10 .61	$ 10 .24

Total Return	(20 .38)%	6 .64%	8 .27%	2 .40%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 662,079	$ 506,755	$ 95,691	$ 71,355
Ratio of Expenses to Average Net Assets	0 .65%	0 .65%	0 .65%	0 .65%(e)
Ratio of Net Investment Income to Average Net Assets	8 .00%	7 .18%	7 .13%	6 .29%(e)
Portfolio Turnover Rate	67 .7%	69 .0%	104 .3%	93 .2%(e)

(a)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(b)	Effective June 13, 2008, High Yield Fund changed its name to High Yield Fund I.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

See accompanying notes.

647

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

INCOME FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.01	$ 9.11	$ 9.07	$ 9.48	$ 9.36
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .51(a)	0 .50(a)	0 .51	0.49	0.50
Net Realized and Unrealized Gain (Loss) on Investments	(1 .14)	(0 .06)	0 .05	(0 .38)	0 .16

Total From Investment Operations	(0 .63)	0 .44	0 .56	0.11	0 .66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .53)	(0 .54)	(0 .52)	(0 .52)	(0 .54)

Total Dividends and Distributions	(0 .53)	(0 .54)	(0 .52)	(0 .52)	(0 .54)

Net Asset Value, End of Period	$ 7.85	$ 9.01	$ 9.11	$ 9.07	$ 9.48

Total Return	(7 .51)%	4 .88%	6 .41%	1 .13%	7 .18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 729,267	$ 960,941	$ 963,326	$ 903,915	$ 834,726
Ratio of Expenses to Average Net Assets	0 .50%	0 .51%	0 .52%	0 .54%	0 .55%
Ratio of Gross Expenses to Average Net Assets(b)	–	–	0.52%	0 .54%	0 .55%
Ratio of Net Investment Income to Average Net Assets	5 .72%	5 .51%	5 .64%	5 .20%	5 .27%
Portfolio Turnover Rate	15 .5%	15 .2%	26 .0%	20.0%	24.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without custodian credits.

See accompanying notes.

648

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.45	$ 9.60	$ 9.81	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .46	0 .38	0 .53	0 .46
Net Realized and Unrealized Gain (Loss) on Investments	(2 .02)	(0 .13)	(0 .23)	(0 .32)

Total From Investment Operations	(1 .56)	0 .25	0 .30	0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .69)	(0 .40)	(0 .50)	(0 .33)
Distributions from Realized Gains	–	–	(0 .01)	–
Tax Return of Capital Distribution	(0 .12)	–	–	–

Total Dividends and Distributions	(0 .81)	(0 .40)	(0 .51)	(0 .33)

Net Asset Value, End of Period	$ 7.08	$ 9.45	$ 9.60	$ 9.81

Total Return(c)	(18 .05)%	2 .64%	3 .08%	1 .38%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,961	$ 6,004	$ 5,650	$ 3,728
Ratio of Expenses to Average Net Assets	1 .15%	1 .15%	1 .21%	1 .35%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	1 .21%	0.33%(e)
Ratio of Gross Expenses to Average Net Assets(g)	–	–	2 .81%	4 .24%(e)
Ratio of Net Investment Income to Average Net Assets	5 .30%	4 .00%	5 .49%	5 .46%(e)
Portfolio Turnover Rate	32 .3%	88 .2%	51 .4%	45 .5%(e)

	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.45	$ 9.57	$ 9.81	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .53	0 .51	0 .50	0 .45
Net Realized and Unrealized Gain (Loss) on Investments	(2 .02)	(0 .20)	(0 .23)	(0 .30)

Total From Investment Operations	(1 .49)	0 .31	0 .27	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .75)	(0 .43)	(0 .50)	(0 .34)
Distributions from Realized Gains	–	–	(0 .01)	–
Tax Return of Capital Distribution	(0 .13)	–	–	–

Total Dividends and Distributions	(0 .88)	(0 .43)	(0 .51)	(0 .34)

Net Asset Value, End of Period	$ 7.08	$ 9.45	$ 9.57	$ 9.81

Total Return	(17 .46)%	3 .34%	2 .77%	1 .49%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 388,931	$ 461,619	$ 110,930	$ 70,984
Ratio of Expenses to Average Net Assets	0 .41%	0 .40%	1 .53%	1 .36%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	0 .40%	0 .40%(e)
Ratio of Net Investment Income to Average Net Assets	5 .95%	5 .46%	5 .22%	5 .32%(e)
Portfolio Turnover Rate	32 .3%	88 .2%	51 .4%	45 .5%(e)

	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.42	$ 9.55	$ 9.79	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .44	0 .42	0 .46	0 .30
Net Realized and Unrealized Gain (Loss) on Investments	(2 .01)	(0 .19)	(0 .26)	(0 .23)

Total From Investment Operations	(1 .57)	0 .23	0 .20	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .69)	(0 .36)	(0 .43)	(0 .28)
Distributions from Realized Gains	–	–	(0 .01)	–
Tax Return of Capital Distribution	(0 .11)	–	–	–

Total Dividends and Distributions	(0 .80)	(0 .36)	(0 .44)	(0 .28)

Net Asset Value, End of Period	$ 7.05	$ 9.42	$ 9.55	$ 9.79

Total Return	(18 .21)%	2 .42%	2 .07%	0 .70%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 430	$ 87	$ 41	$ 11
Ratio of Expenses to Average Net Assets	1 .29%	1 .28%	2 .47%	2 .13%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	1 .28%	1 .28%(e)
Ratio of Net Investment Income to Average Net Assets	5 .06%	4 .47%	4 .77%	3 .53%(e)
Portfolio Turnover Rate	32 .3%	88 .2%	51 .4%	45 .5%(e)

See accompanying notes.

649

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.42	$ 9.54	$ 9.79	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .45	0 .39	0 .39	0 .31
Net Realized and Unrealized Gain (Loss) on Investments	(2 .01)	(0 .14)	(0 .19)	(0 .23)

Total From Investment Operations	(1 .56)	0 .25	0 .20	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .69)	(0 .37)	(0 .44)	(0 .29)
Distributions from Realized Gains	–	–	(0 .01)	–
Tax Return of Capital Distribution	(0 .12)	–	–	–

Total Dividends and Distributions	(0 .81)	(0 .37)	(0 .45)	(0 .29)

Net Asset Value, End of Period	$ 7.05	$ 9.42	$ 9.54	$ 9.79

Total Return	(18 .11)%	2 .65%	2 .06%	0 .79%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 642	$ 625	$ 546	$ 12
Ratio of Expenses to Average Net Assets	1 .16%	1 .15%	2 .28%	1 .98%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	1 .15%	1 .15%(e)
Ratio of Net Investment Income to Average Net Assets	5 .19%	4 .09%	4 .09%	3 .73%(e)
Portfolio Turnover Rate	32 .3%	88 .2%	51 .4%	45 .5%(e)

	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.43	$ 9.55	$ 9.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .47	0 .41	0 .42	0 .34
Net Realized and Unrealized Gain (Loss) on Investments	(2 .01)	(0 .15)	(0 .21)	(0 .24)

Total From Investment Operations	(1 .54)	0 .26	0 .21	0.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .70)	(0 .38)	(0 .45)	(0 .30)
Distributions from Realized Gains	–	–	(0 .01)	–
Tax Return of Capital Distribution	(0 .13)	–	–	–

Total Dividends and Distributions	(0 .83)	(0 .38)	(0 .46)	(0 .30)

Net Asset Value, End of Period	$ 7.06	$ 9.43	$ 9.55	$ 9.80

Total Return	(17 .95)%	2 .82%	2 .19%	1 .01%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 904	$ 1,279	$ 781	$ 26
Ratio of Expenses to Average Net Assets	0 .98%	0 .97%	2 .07%	1 .90%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	0 .97%	0 .97%(e)
Ratio of Net Investment Income to Average Net Assets	5 .38%	4 .35%	4 .37%	4 .10%(e)
Portfolio Turnover Rate	32 .3%	88 .2%	51 .4%	45 .5%(e)

	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.43	$ 9.55	$ 9.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .47	0 .38	0 .45	0 .44
Net Realized and Unrealized Gain (Loss) on Investments	(1 .99)	(0 .10)	(0 .23)	(0 .32)

Total From Investment Operations	(1 .52)	0 .28	0 .22	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .73)	(0 .40)	(0 .46)	(0 .32)
Distributions from Realized Gains	–	–	(0 .01)	–
Tax Return of Capital Distribution	(0 .12)	–	–	–

Total Dividends and Distributions	(0 .85)	(0 .40)	(0 .47)	(0 .32)

Net Asset Value, End of Period	$ 7.06	$ 9.43	$ 9.55	$ 9.80

Total Return	(17 .80)%	3 .00%	2 .35%	1 .14%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 378	$ 271	$ 389	$ 76
Ratio of Expenses to Average Net Assets	0 .79%	0 .78%	1 .95%	1 .83%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	0 .78%	0 .78%(e)
Ratio of Net Investment Income to Average Net Assets	5 .40%	4 .02%	4 .73%	5 .26%(e)
Portfolio Turnover Rate	32 .3%	88 .2%	51 .4%	45 .5%(e)

See accompanying notes.

650

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.44	$ 9.56	$ 9.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .51	0 .45	0 .47	0 .31
Net Realized and Unrealized Gain (Loss) on Investments	(2 .02)	(0 .16)	(0 .23)	(0 .19)

Total From Investment Operations	(1 .51)	0 .29	0 .24	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .72)	(0 .41)	(0 .47)	(0 .32)
Distributions from Realized Gains	–	–	(0 .01)	–
Tax Return of Capital Distribution	(0 .14)	–	–	–

Total Dividends and Distributions	(0 .86)	(0 .41)	(0 .48)	(0 .32)

Net Asset Value, End of Period	$ 7.07	$ 9.44	$ 9.56	$ 9.80

Total Return	(17 .69)%	3 .10%	2 .55%	1 .22%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 638	$ 625	$ 120	$ 73
Ratio of Expenses to Average Net Assets	0 .67%	0 .66%	1 .73%	1 .69%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	0 .66%	0 .66%(e)
Ratio of Net Investment Income to Average Net Assets	5 .75%	4 .79%	4 .92%	3 .67%(e)
Portfolio Turnover Rate	32 .3%	88 .2%	51 .4%	45 .5%(e)

(a)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

(g)	Excludes expense reimbursement from Manager.

See accompanying notes.

651

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

INTERNATIONAL EMERGING MARKETS FUND

Class J shares

Net Asset Value, Beginning of Period	$ 38.42	$ 24.00	$ 18.95	$ 14.90	$ 12.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .19	0 .23	0 .14	0 .17	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(19 .52)	16 .01	6 .85	5.04	2 .07

Total From Investment Operations	(19 .33)	16 .24	6 .99	5.21	2.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .07)	(0 .01)	–	–
Distributions from Realized Gains	(5 .69)	(1 .75)	(1 .93)	(1 .16)	–

Total Dividends and Distributions	(5 .77)	(1 .82)	(1 .94)	(1 .16)	–

Net Asset Value, End of Period	$ 13.32	$ 38.42	$ 24.00	$ 18.95	$ 14.90

Total Return(b)	(58 .50)%	72 .25%	39 .45%	36 .79%	16 .26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 113,241	$ 307,022	$ 141,628	$ 68,971	$ 25,631
Ratio of Expenses to Average Net Assets	1 .80%	1 .80%	2 .04%	2 .22%	2 .39%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	–	2 .40%(d)
Ratio of Net Investment Income to Average Net Assets	0 .75%	0 .82%	0 .62%	1 .00%	0 .10%
Portfolio Turnover Rate	127 .6%	141 .6%	134 .0%	181 .2%(e)	146 .9%

	2008	2007	2006	2005	2004

INTERNATIONAL EMERGING MARKETS FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 39.56	$ 24.69	$ 19 .46	$ 15.16	$ 13.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .36	0 .49	0 .24	0 .28	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(20 .17)	16 .38	7 .09	5.18	2 .10

Total From Investment Operations	(19 .81)	16 .87	7 .33	5.46	2.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	(0 .25)	(0 .17)	–	(0 .16)
Distributions from Realized Gains	(5 .69)	(1 .75)	(1 .93)	(1 .16)	–

Total Dividends and Distributions	(5 .97)	(2 .00)	(2 .10)	(1 .16)	(0 .16)

Net Asset Value, End of Period	$ 13.78	$ 39.56	$ 24 .69	$ 19.46	$ 15.16

Total Return	(58 .27)%	73 .27%	40 .45%	37 .88%	17 .46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 435,442	$ 802,809	$ 65,405	$ 1,507	$ 15
Ratio of Expenses to Average Net Assets	1 .26%	1 .19%	1 .34%	1 .35%	1 .34%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .35%(d)
Ratio of Net Investment Income to Average Net Assets	1 .36%	1 .62%	1 .01%	1 .47%	1 .16%
Portfolio Turnover Rate	127 .6%	141 .6%	134 .0%	181 .2%(e)	146 .9%

	2008	2007	2006	2005

INTERNATIONAL EMERGING MARKETS FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 39.13	$ 24.43	$ 19.29	$ 15.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .13	0 .17	0 .13	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	(19 .97)	16 .30	6 .94	5.15

Total From Investment Operations	(19 .84)	16 .47	7 .07	5.23
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .02)	–	–
Distributions from Realized Gains	(5 .69)	(1 .75)	(1 .93)	(1 .16)

Total Dividends and Distributions	(5 .69)	(1 .77)	(1 .93)	(1 .16)

Net Asset Value, End of Period	$ 13.60	$ 39.13	$ 24.43	$ 19.29

Total Return	(58 .65)%	71 .79%	39 .14%	36.15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,515	$ 7,171	$ 1,642	$ 79
Ratio of Expenses to Average Net Assets	2 .14%	2 .07%	2 .22%	2.23%
Ratio of Net Investment Income to Average Net Assets	0 .49%	0 .58%	0 .57%	0.43%
Portfolio Turnover Rate	127 .6%	141 .6%	134 .0%	181 .2%(e)

See accompanying notes.

652

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

INTERNATIONAL EMERGING MARKETS FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 38.86	$ 24.28	$ 19.17	$ 15.05	$ 12.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .15	0 .21	0 .12	0 .21	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(19 .80)	16 .17	6 .94	5.07	2 .09

Total From Investment Operations	(19 .65)	16 .38	7 .06	5.28	2.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	(0 .05)	(0 .02)	–	(0 .06)
Distributions from Realized Gains	(5 .69)	(1 .75)	(1 .93)	(1 .16)	–

Total Dividends and Distributions	(5 .71)	(1 .80)	(1 .95)	(1 .16)	(0 .06)

Net Asset Value, End of Period	$ 13.50	$ 38.86	$ 24.28	$ 19.17	$ 15.05

Total Return	(58 .58)%	71 .97%	39 .39%	36.90%	16 .65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,741	$ 16,251	$ 3,981	$ 1,477	$ 1,928
Ratio of Expenses to Average Net Assets	2 .01%	1 .94%	2 .09%	2.10%	2 .09%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	2 .10%(d)
Ratio of Net Investment Income to Average Net Assets	0 .58%	0 .73%	0 .53%	1.21%	0 .41%
Portfolio Turnover Rate	127 .6%	141 .6%	134 .0%	181 .2%(e)	146 .9%

	2008	2007	2006	2005	2004

INTERNATIONAL EMERGING MARKETS FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 39.10	$ 24.42	$ 19.27	$ 15.09	$ 13.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .20	0 .27	0 .17	0 .24	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(19 .94)	16 .26	6 .97	5.10	2 .09

Total From Investment Operations	(19 .74)	16 .53	7 .14	5.34	2.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .10)	(0 .06)	–	(0 .08)
Distributions from Realized Gains	(5 .69)	(1 .75)	(1 .93)	(1 .16)	–

Total Dividends and Distributions	(5 .77)	(1 .85)	(1 .99)	(1 .16)	(0 .08)

Net Asset Value, End of Period	$ 13.59	$ 39.10	$ 24.42	$ 19.27	$ 15.09

Total Return	(58 .53)%	72 .28%	39 .64%	37.21%	16 .80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,136	$ 30,969	$ 6,949	$ 2,932	$ 3,143
Ratio of Expenses to Average Net Assets	1 .83%	1 .76%	1 .91%	1.92%	1 .91%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .92%(d)
Ratio of Net Investment Income to Average Net Assets	0 .77%	0 .91%	0 .74%	1.40%	0 .59%
Portfolio Turnover Rate	127 .6%	141 .6%	134 .0%	181 .2%(e)	146 .9%

	2008	2007	2006	2005	2004

INTERNATIONAL EMERGING MARKETS FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 39.42	$ 24.61	$ 19.39	$ 15.16	$ 13.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .27	0 .35	0 .20	0 .28	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(20 .13)	16 .36	7 .05	5.11	2 .11

Total From Investment Operations	(19 .86)	16 .71	7 .25	5.39	2.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .15)	(0 .10)	–	(0 .11)
Distributions from Realized Gains	(5 .69)	(1 .75)	(1 .93)	(1 .16)	–

Total Dividends and Distributions	(5 .84)	(1 .90)	(2 .03)	(1 .16)	(0 .11)

Net Asset Value, End of Period	$ 13.72	$ 39.42	$ 24.61	$ 19.39	$ 15.16

Total Return	(58 .44)%	72 .54%	40 .03%	37.39%	17 .11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,432	$ 16,936	$ 2,150	$ 1,061	$ 1,896
Ratio of Expenses to Average Net Assets	1 .64%	1 .57%	1 .72%	1.73%	1 .72%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .73%(d)
Ratio of Net Investment Income to Average Net Assets	1 .04%	1 .14%	0 .90%	1.61%	0 .78%
Portfolio Turnover Rate	127 .6%	141 .6%	134 .0%	181 .2%(e)	146 .9%

See accompanying notes.

653

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

INTERNATIONAL EMERGING MARKETS FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 39.49	$ 24.65	$ 19.43	$ 15.17	$ 13.07
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .27	0 .36	0 .24	0 .28	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(20 .13)	16 .41	7 .03	5.14	2 .10

Total From Investment Operations	(19 .86)	16 .77	7 .27	5.42	2.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .18)	(0 .12)	–	(0 .13)
Distributions from Realized Gains	(5 .69)	(1 .75)	(1 .93)	(1 .16)	–

Total Dividends and Distributions	(5 .88)	(1 .93)	(2 .05)	(1 .16)	(0 .13)

Net Asset Value, End of Period	$ 13.75	$ 39.49	$ 24.65	$ 19.43	$ 15.17

Total Return	(58 .39)%	72 .80%	40 .09%	37.57%	17 .14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,985	$ 46,271	$ 12,766	$ 5,847	$ 3,430
Ratio of Expenses to Average Net Assets	1 .52%	1 .45%	1 .60%	1.61%	1 .60%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .61%(d)
Ratio of Net Investment Income to Average Net Assets	1 .01%	1 .22%	1 .07%	1.62%	0 .90%
Portfolio Turnover Rate	127 .6%	141 .6%	134 .0%	181 .2%(e)	146 .9%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager.

(d)	Expense ratio without commission rebates.

(e)	Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

See accompanying notes.

654

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004(a)

INTERNATIONAL FUND I(b)

Institutional shares

Net Asset Value, Beginning of Period	$ 18.70	$ 15.46	$ 12.74	$ 10.89	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .27	0 .24	0 .18	0 .17	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(8 .27)	4 .09	3 .05	1.82	0 .83

Total From Investment Operations	(8 .00)	4 .33	3 .23	1.99	0 .89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .17)	(0 .10)	(0 .05)	–
Distributions from Realized Gains	(1 .65)	(0 .92)	(0 .41)	(0 .09)	–

Total Dividends and Distributions	(1 .89)	(1 .09)	(0 .51)	(0 .14)	–

Net Asset Value, End of Period	$ 8.81	$ 18.70	$ 15.46	$ 12.74	$ 10.89

Total Return	(47 .44)%	29 .66%	26 .22%	18 .33%	8 .90%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 859,383	$ 1,903,137	$ 874,559	$ 537,573	$ 193,488
Ratio of Expenses to Average Net Assets	1 .10%	1 .08%	1 .09%	1 .10%	1 .09%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .10%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1 .91%	1 .44%	1 .26%	1 .31%	0 .63%(e)
Portfolio Turnover Rate	123 .6%	91 .1%	66 .1%	60 .1%	78.8%(e)

	2008	2007	2006	2005

INTERNATIONAL FUND I(b)

R-1 shares

Net Asset Value, Beginning of Period	$ 18.55	$ 15.34	$ 12.66	$ 10.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .14	0 .07	0 .06	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(8 .21)	4 .09	3 .03	1.82

Total From Investment Operations	(8 .07)	4 .16	3 .09	1.83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .03)	–	(0 .04)
Distributions from Realized Gains	(1 .65)	(0 .92)	(0 .41)	(0 .09)

Total Dividends and Distributions	(1 .75)	(0 .95)	(0 .41)	(0 .13)

Net Asset Value, End of Period	$ 8.73	$ 18.55	$ 15.34	$ 12.66

Total Return	(47 .90)%	28 .53%	25 .09%	16.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,137	$ 4,613	$ 2,041	$ 339
Ratio of Expenses to Average Net Assets	1 .98%	1 .96%	1 .97%	1.98%
Ratio of Net Investment Income to Average Net Assets	1 .03%	0 .44%	0 .45%	0.11%
Portfolio Turnover Rate	123 .6%	91 .1%	66 .1%	60.1%

	2008	2007	2006	2005	2004(g)

INTERNATIONAL FUND I(b)

R-2 shares

Net Asset Value, Beginning of Period	$ 18.51	$ 15.31	$ 12.62	$ 10 .86	$ 10.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .15	0 .10	0 .08	0 .08	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(8 .18)	4 .07	3 .02	1.81	0 .57

Total From Investment Operations	(8 .03)	4 .17	3 .10	1.89	0 .52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .05)	–	(0 .04)	–
Distributions from Realized Gains	(1 .65)	(0 .92)	(0 .41)	(0 .09)	–

Total Dividends and Distributions	(1 .77)	(0 .97)	(0 .41)	(0 .13)	–

Net Asset Value, End of Period	$ 8.71	$ 18.51	$ 15.31	$ 12 .62	$ 10.86

Total Return	(47 .83)%	28 .69%	25 .28%	17.47%	5 .03%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,877	$ 18,566	$ 15,001	$ 7,835	$ 1,715
Ratio of Expenses to Average Net Assets	1 .85%	1 .83%	1 .84%	1.85%	1 .83%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .85%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1 .09%	0 .62%	0 .55%	0.63%	(1.21)%(e)
Portfolio Turnover Rate	123 .6%	91 .1%	66 .1%	60 .1%	78.8%(e)

See accompanying notes.

655

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004(g)

INTERNATIONAL FUND I(b)

R-3 shares

Net Asset Value, Beginning of Period	$ 18.54	$ 15.34	$ 12.65	$ 10 .87	$ 10.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .17	0 .14	0 .11	0 .11	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(8 .18)	4 .06	3 .02	1.80	0 .56

Total From Investment Operations	(8 .01)	4 .20	3 .13	1.91	0 .53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .08)	(0 .03)	(0 .04)	–
Distributions from Realized Gains	(1 .65)	(0 .92)	(0 .41)	(0 .09)	–

Total Dividends and Distributions	(1 .80)	(1 .00)	(0 .44)	(0 .13)	–

Net Asset Value, End of Period	$ 8.73	$ 18.54	$ 15.34	$ 12 .65	$ 10.87

Total Return	(47 .71)%	28 .88%	25 .45%	17.66%	5 .13%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,728	$ 23,869	$ 16,367	$ 7,195	$ 89
Ratio of Expenses to Average Net Assets	1 .67%	1 .65%	1 .66%	1.67%	1 .65%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .67%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1 .23%	0 .82%	0 .77%	0.92%	(0.74)%(e)
Portfolio Turnover Rate	123 .6%	91 .1%	66 .1%	60 .1%	78.8%(e)

	2008	2007	2006	2005	2004(g)

INTERNATIONAL FUND I(b)

R-4 shares

Net Asset Value, Beginning of Period	$ 18.61	$ 15.39	$ 12 .68	$ 10 .88	$ 10.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .21	0 .17	0 .12	0 .13	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(8 .22)	4 .08	3 .05	1.80	0 .55

Total From Investment Operations	(8 .01)	4 .25	3 .17	1.93	0 .54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .11)	(0 .05)	(0 .04)	–
Distributions from Realized Gains	(1 .65)	(0 .92)	(0 .41)	(0 .09)	–

Total Dividends and Distributions	(1 .83)	(1 .03)	(0 .46)	(0 .13)	–

Net Asset Value, End of Period	$ 8.77	$ 18.61	$ 15 .39	$ 12 .68	$ 10.88

Total Return	(47 .60)%	29 .15%	25 .79%	17 .84%	5 .22%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,358	$ 17,374	$ 8,930	$ 4,807	$ 191
Ratio of Expenses to Average Net Assets	1 .48%	1 .46%	1 .47%	1.48%	1 .47%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .48%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1 .51%	1 .06%	0 .86%	1.04%	(0.15)%(e)
Portfolio Turnover Rate	123 .6%	91 .1%	66 .1%	60 .1%	78.8%(e)

	2008	2007	2006	2005	2004(g)

INTERNATIONAL FUND I(b)

R-5 shares

Net Asset Value, Beginning of Period	$ 18.62	$ 15.40	$ 12.69	$ 10.88	$ 10.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .23	0 .18	0 .15	0 .13	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(8 .24)	4 .08	3 .04	1.81	0 .53

Total From Investment Operations	(8 .01)	4 .26	3 .19	1.94	0 .54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .12)	(0 .07)	(0 .04)	–
Distributions from Realized Gains	(1 .65)	(0 .92)	(0 .41)	(0 .09)	–

Total Dividends and Distributions	(1 .84)	(1 .04)	(0 .48)	(0 .13)	–

Net Asset Value, End of Period	$ 8.77	$ 18.62	$ 15.40	$ 12.69	$ 10.88

Total Return	(47 .57)%	29 .30%	25 .92%	17.95%	5 .22%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,108	$ 36,555	$ 24,331	$ 13,279	$ 12
Ratio of Expenses to Average Net Assets	1 .36%	1 .34%	1 .35%	1.36%	1 .34%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .36%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1 .59%	1 .12%	1 .06%	1.07%	0 .21%(e)
Portfolio Turnover Rate	123 .6%	91 .1%	66 .1%	60 .1%	78.8%(e)

(a)	Period from December 29, 2003, date operations commenced, through October 31, 2004.

(b)	Effective June 13, 2008, Partners International Fund changed its name to International Fund I.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.

(g)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

See accompanying notes.

656

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

INTERNATIONAL GROWTH FUND

Class J shares

Net Asset Value, Beginning of Period	$ 15.17	$ 13.00	$ 11.20	$ 9.95	$ 8.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .10	0 .08	0 .03	0 .05	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(7 .25)	3 .37	2 .78	2.16	1 .64

Total From Investment Operations	(7 .15)	3 .45	2 .81	2.21	1 .68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .03)	(0 .02)	(0 .09)	(0 .01)
Distributions from Realized Gains	(1 .22)	(1 .25)	(0 .99)	(0 .87)	–

Total Dividends and Distributions	(1 .25)	(1 .28)	(1 .01)	(0 .96)	(0 .01)

Net Asset Value, End of Period	$ 6.77	$ 15.17	$ 13.00	$ 11.20	$ 9.95

Total Return(b)	(51 .10)%	28 .89%	26 .78%	23.63%	20 .30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,673	$ 87,193	$ 64,748	$ 44,266	$ 20,013
Ratio of Expenses to Average Net Assets	1 .56%	1 .63%	1 .72%	1.88%	2 .00%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1.72%	1 .88%	2 .00%
Ratio of Net Investment Income to Average Net Assets	0 .84%	0 .59%	0 .27%	0.47%	0 .43%
Portfolio Turnover Rate	125 .2%	129 .4%	134 .7%	139 .5%	156 .2%

	2008	2007	2006	2005	2004

INTERNATIONAL GROWTH FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 15.54	$ 13.30	$ 11.44	$ 10.07	$ 8.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .17	0 .17	0 .12	0 .14	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(7 .43)	3 .45	2 .84	2.20	1 .66

Total From Investment Operations	(7 .26)	3 .62	2 .96	2.34	1 .79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .13)	(0 .11)	(0 .10)	(0 .10)
Distributions from Realized Gains	(1 .22)	(1 .25)	(0 .99)	(0 .87)	–

Total Dividends and Distributions	(1 .33)	(1 .38)	(1 .10)	(0 .97)	(0 .10)

Net Asset Value, End of Period	$ 6.95	$ 15.54	$ 13.30	$ 11.44	$ 10.07

Total Return	(50 .81)%	29 .74%	27 .80%	24 .71%	21 .54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,236,938	$ 2,268,322	$ 1,129,504	$ 644,994	$ 354,090
Ratio of Expenses to Average Net Assets	1 .00%	0 .97%	0 .99%	1 .00%	1 .00%
Ratio of Net Investment Income to Average Net Assets	1 .45%	1 .25%	0 .99%	1 .33%	1 .42%
Portfolio Turnover Rate	125 .2%	129 .4%	134 .7%	139 .5%	156 .2%

	2008	2007	2006	2005

INTERNATIONAL GROWTH FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 15.39	$ 13.18	$ 11.35	$ 10.11
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .06	0 .05	0 .01	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(7 .36)	3 .42	2 .82	2.22

Total From Investment Operations	(7 .30)	3 .47	2 .83	2.20
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .01)	(0 .01)	(0 .09)
Distributions from Realized Gains	(1 .22)	(1 .25)	(0 .99)	(0 .87)

Total Dividends and Distributions	(1 .22)	(1 .26)	(1 .00)	(0 .96)

Net Asset Value, End of Period	$ 6.87	$ 15.39	$ 13.18	$ 11.35

Total Return	(51 .27)%	28 .58%	26 .63%	23.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,733	$ 3,543	$ 2,481	$ 177
Ratio of Expenses to Average Net Assets	1 .88%	1 .85%	1 .87%	1.88%
Ratio of Net Investment Income to Average Net Assets	0 .54%	0 .37%	0 .11%	(0 .17)%
Portfolio Turnover Rate	125 .2%	129 .4%	134 .7%	139 .5%

See accompanying notes.

657

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

INTERNATIONAL GROWTH FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 15.08	$ 12.94	$ 11.16	$ 9.91	$ 8.25
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .07	0 .07	0 .03	0 .06	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(7 .19)	3 .35	2 .77	2.15	1 .64

Total From Investment Operations	(7 .12)	3 .42	2 .80	2.21	1 .70
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	(0 .03)	(0 .03)	(0 .09)	(0 .04)
Distributions from Realized Gains	(1 .22)	(1 .25)	(0 .99)	(0 .87)	–

Total Dividends and Distributions	(1 .24)	(1 .28)	(1 .02)	(0 .96)	(0 .04)

Net Asset Value, End of Period	$ 6.72	$ 15.08	$ 12.94	$ 11.16	$ 9.91

Total Return	(51 .20)%	28 .76%	26 .82%	23.76%	20 .61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,325	$ 17,310	$ 13,931	$ 9,357	$ 4,859
Ratio of Expenses to Average Net Assets	1 .75%	1 .72%	1 .74%	1.75%	1 .75%
Ratio of Net Investment Income to Average Net Assets	0 .63%	0 .49%	0 .26%	0.57%	0 .60%
Portfolio Turnover Rate	125 .2%	129 .4%	134 .7%	139 .5%	156 .2%

	2008	2007	2006	2005	2004

INTERNATIONAL GROWTH FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 15.94	$ 13.60	$ 11.68	$ 10.31	$ 8.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .10	0 .09	0 .06	0 .08	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(7 .65)	3 .55	2 .90	2.26	1 .70

Total From Investment Operations	(7 .55)	3 .64	2 .96	2.34	1 .78
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .05)	(0 .05)	(0 .10)	(0 .05)
Distributions from Realized Gains	(1 .22)	(1 .25)	(0 .99)	(0 .87)	–

Total Dividends and Distributions	(1 .25)	(1 .30)	(1 .04)	(0 .97)	(0 .05)

Net Asset Value, End of Period	$ 7.14	$ 15.94	$ 13.60	$ 11.68	$ 10.31

Total Return	(51 .13)%	29 .04%	27 .01%	24.03%	20 .81%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,243	$ 40,890	$ 27,967	$ 10,090	$ 5,301
Ratio of Expenses to Average Net Assets	1 .57%	1 .54%	1 .56%	1.57%	1 .57%
Ratio of Net Investment Income to Average Net Assets	0 .85%	0 .67%	0 .48%	0.70%	0 .86%
Portfolio Turnover Rate	125 .2%	129 .4%	134 .7%	139 .5%	156 .2%

	2008	2007	2006	2005	2004

INTERNATIONAL GROWTH FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 15.33	$ 13.14	$ 11.32	$ 10.00	$ 8.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .13	0 .12	0 .07	0 .12	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(7 .33)	3 .40	2 .81	2.17	1 .67

Total From Investment Operations	(7 .20)	3 .52	2 .88	2.29	1 .76
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .08)	(0 .07)	(0 .10)	(0 .07)
Distributions from Realized Gains	(1 .22)	(1 .25)	(0 .99)	(0 .87)	–

Total Dividends and Distributions	(1 .28)	(1 .33)	(1 .06)	(0 .97)	(0 .07)

Net Asset Value, End of Period	$ 6.85	$ 15.33	$ 13.14	$ 11.32	$ 10.00

Total Return	(50 .97)%	29 .20%	27 .26%	24.31%	21 .26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,349	$ 25,726	$ 16,100	$ 9,188	$ 228
Ratio of Expenses to Average Net Assets	1 .38%	1 .35%	1 .37%	1.38%	1 .38%
Ratio of Net Investment Income to Average Net Assets	1 .11%	0 .87%	0 .59%	1.09%	0 .92%
Portfolio Turnover Rate	125 .2%	129 .4%	134 .7%	139 .5%	156 .2%

See accompanying notes.

658

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

INTERNATIONAL GROWTH FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 15.39	$ 13.18	$ 11.35	$ 10.02	$ 8.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .13	0 .13	0 .09	0 .11	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(7 .34)	3 .42	2 .81	2.19	1 .66

Total From Investment Operations	(7 .21)	3 .55	2 .90	2.30	1 .76
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .09)	(0 .08)	(0 .10)	(0 .08)
Distributions from Realized Gains	(1 .22)	(1 .25)	(0 .99)	(0 .87)	–

Total Dividends and Distributions	(1 .30)	(1 .34)	(1 .07)	(0 .97)	(0 .08)

Net Asset Value, End of Period	$ 6.88	$ 15.39	$ 13.18	$ 11.35	$ 10.02

Total Return	(50 .91)%	29 .42%	27 .41%	24.38%	21 .21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,818	$ 28,010	$ 17,420	$ 7,441	$ 1,848
Ratio of Expenses to Average Net Assets	1 .26%	1 .23%	1 .25%	1.26%	1 .26%
Ratio of Net Investment Income to Average Net Assets	1 .09%	0 .99%	0 .74%	1.00%	1 .12%
Portfolio Turnover Rate	125 .2%	129 .4%	134 .7%	139 .5%	156 .2%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager.

See accompanying notes.

659

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2008(a)

INTERNATIONAL VALUE FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–
Net Realized and Unrealized Gain (Loss) on Investments	(1 .38)

Total From Investment Operations	(1 .38)

Net Asset Value, End of Period	$ 8 .62

Total Return	(13 .80)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 364,462
Ratio of Expenses to Average Net Assets	1 .13%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .57)%(d)
Portfolio Turnover Rate	33 .1%(d)

(a)	Period from September 30, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

See accompanying notes.

660

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

LARGECAP BLEND FUND I(a)

Class J shares

Net Asset Value, Beginning of Period	$ 10.48	$ 9.37	$ 8.27	$ 7.67	$ 7.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .09	0 .07	0 .06	0 .06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(3 .85)	1 .04	1 .09	0.64	0 .58

Total From Investment Operations	(3 .76)	1 .11	1 .15	0.70	0 .60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	–	(0 .02)	(0 .06)	(0 .01)
Distributions from Realized Gains	(0 .28)	–	(0 .03)	(0 .04)	–

Total Dividends and Distributions	(0 .34)	–	(0 .05)	(0 .10)	(0 .01)

Net Asset Value, End of Period	$ 6.38	$ 10.48	$ 9.37	$ 8.27	$ 7.67

Total Return(c)	(37 .02)%	11 .89%	14 .01%	9.06%	8 .45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 32,309	$ 56,114	$ 48,534	$ 33,926	$ 25,189
Ratio of Expenses to Average Net Assets	1 .02%	1 .06%	1 .14%	1.20%	1 .26%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	–	–	1 .26%(e)
Ratio of Net Investment Income to Average Net Assets	1 .06%	0 .74%	0 .64%	0.78%	0 .28%
Portfolio Turnover Rate	100 .6%	106 .2%	65 .1%	148 .8%(f)	76 .5%

	2008	2007	2006	2005	2004

LARGECAP BLEND FUND I(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 10.60	$ 9.48	$ 8 .38	$ 7.72	$ 7.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .14	0 .13	0 .06	0 .13	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(3 .88)	1 .06	1 .16	0.63	0 .59

Total From Investment Operations	(3 .74)	1 .19	1 .22	0.76	0 .67
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .07)	(0 .09)	(0 .06)	(0 .08)
Distributions from Realized Gains	(0 .28)	–	(0 .03)	(0 .04)	–

Total Dividends and Distributions	(0 .40)	(0 .07)	(0 .12)	(0 .10)	(0 .08)

Net Asset Value, End of Period	$ 6.46	$ 10.60	$ 9 .48	$ 8.38	$ 7.72

Total Return	(36 .58)%	12 .61%	14 .67%	9 .86%	9 .42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 565,475	$ 670,138	$ 95,233	$ 9	$ 9
Ratio of Expenses to Average Net Assets	0 .45%	0 .44%	0 .45%	0 .45%	0 .45%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .45%(e)
Ratio of Net Investment Income to Average Net Assets	1 .62%	1 .28%	0 .65%	1 .58%	1 .10%
Portfolio Turnover Rate	100 .6%	106 .2%	65 .1%	148 .8%(f)	76 .5%

	2008	2007	2006	2005

LARGECAP BLEND FUND I(a)

R-1 shares

Net Asset Value, Beginning of Period	$ 10.50	$ 9.41	$ 8.31	$ 7.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .06	0 .04	0 .03	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	(3 .86)	1 .05	1 .11	0.63

Total From Investment Operations	(3 .80)	1 .09	1 .14	0.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	–	(0 .01)	(0 .06)
Distributions from Realized Gains	(0 .28)	–	(0 .03)	(0 .04)

Total Dividends and Distributions	(0 .31)	–	(0 .04)	(0 .10)

Net Asset Value, End of Period	$ 6.39	$ 10.50	$ 9.41	$ 8.31

Total Return	(37 .22)%	11 .58%	13 .78%	8.87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 746	$ 1,019	$ 671	$ 11
Ratio of Expenses to Average Net Assets	1 .33%	1 .32%	1 .33%	1.33%
Ratio of Net Investment Income to Average Net Assets	0 .75%	0 .44%	0 .38%	0.70%
Portfolio Turnover Rate	100 .6%	106 .2%	65 .1%	148 .8%(f)

See accompanying notes.

661

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP BLEND FUND I(a)

R-2 shares

Net Asset Value, Beginning of Period	$ 10.55	$ 9.45	$ 8.34	$ 7.74	$ 7.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .08	0 .06	0 .05	0 .06	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(3 .88)	1 .04	1 .11	0.64	0 .58

Total From Investment Operations	(3 .80)	1 .10	1 .16	0.70	0 .61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–	(0 .02)	(0 .06)	(0 .02)
Distributions from Realized Gains	(0 .28)	–	(0 .03)	(0 .04)	–

Total Dividends and Distributions	(0 .32)	–	(0 .05)	(0 .10)	(0 .02)

Net Asset Value, End of Period	$ 6.43	$ 10.55	$ 9.45	$ 8.34	$ 7.74

Total Return	(37 .06)%	11 .64%	14 .00%	8.99%	8 .58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,988	$ 4,227	$ 4,353	$ 3,573	$ 2,272
Ratio of Expenses to Average Net Assets	1 .20%	1 .19%	1 .20%	1.20%	1 .19%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .20%(e)
Ratio of Net Investment Income to Average Net Assets	0 .88%	0 .62%	0 .57%	0.70%	0 .34%
Portfolio Turnover Rate	100 .6%	106 .2%	65 .1%	148 .8%(f)	76 .5%

	2008	2007	2006	2005	2004

LARGECAP BLEND FUND I(a)

R-3 shares

Net Asset Value, Beginning of Period	$ 10.60	$ 9.49	$ 8.38	$ 7.76	$ 7.16
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .09	0 .08	0 .06	0 .08	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(3 .89)	1 .04	1 .12	0.64	0 .60

Total From Investment Operations	(3 .80)	1 .12	1 .18	0.72	0 .64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .01)	(0 .04)	(0 .06)	(0 .04)
Distributions from Realized Gains	(0 .28)	–	(0 .03)	(0 .04)	–

Total Dividends and Distributions	(0 .34)	(0 .01)	(0 .07)	(0 .10)	(0 .04)

Net Asset Value, End of Period	$ 6.46	$ 10.60	$ 9.49	$ 8.38	$ 7.76

Total Return	(36 .95)%	11 .85%	14 .13%	9.24%	8 .89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,463	$ 3,964	$ 3,784	$ 1,095	$ 1,325
Ratio of Expenses to Average Net Assets	1 .02%	1 .01%	1 .02%	1.02%	1 .01%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .02%(e)
Ratio of Net Investment Income to Average Net Assets	1 .06%	0 .79%	0 .72%	0.99%	0 .53%
Portfolio Turnover Rate	100 .6%	106 .2%	65 .1%	148 .8%(f)	76 .5%

	2008	2007	2006	2005	2004

LARGECAP BLEND FUND I(a)

R-4 shares

Net Asset Value, Beginning of Period	$ 10.62	$ 9.50	$ 8.39	$ 7.76	$ 7.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .11	0 .09	0 .08	0 .08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(3 .90)	1 .06	1 .11	0.65	0 .59

Total From Investment Operations	(3 .79)	1 .15	1 .19	0.73	0 .64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .03)	(0 .05)	(0 .06)	(0 .05)
Distributions from Realized Gains	(0 .28)	–	(0 .03)	(0 .04)	–

Total Dividends and Distributions	(0 .36)	(0 .03)	(0 .08)	(0 .10)	(0 .05)

Net Asset Value, End of Period	$ 6.47	$ 10.62	$ 9.50	$ 8.39	$ 7.76

Total Return	(36 .85)%	12 .16%	14 .33%	9.39%	8 .94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,694	$ 4,241	$ 2,436	$ 1,834	$ 348
Ratio of Expenses to Average Net Assets	0 .83%	0 .82%	0 .83%	0.83%	0 .82%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .83%(e)
Ratio of Net Investment Income to Average Net Assets	1 .28%	0 .93%	0 .94%	0.94%	0 .71%
Portfolio Turnover Rate	100 .6%	106 .2%	65 .1%	148 .8%(f)	76 .5%

See accompanying notes.

662

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP BLEND FUND I(a)

R-5 shares

Net Asset Value, Beginning of Period	$ 10.66	$ 9.54	$ 8.42	$ 7.78	$ 7.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .12	0 .11	0 .10	0 .11	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(3 .91)	1 .05	1 .11	0.63	0 .60

Total From Investment Operations	(3 .79)	1 .16	1 .21	0.74	0 .66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .04)	(0 .06)	(0 .06)	(0 .06)
Distributions from Realized Gains	(0 .28)	–	(0 .03)	(0 .04)	–

Total Dividends and Distributions	(0 .37)	(0 .04)	(0 .09)	(0 .10)	(0 .06)

Net Asset Value, End of Period	$ 6.50	$ 10.66	$ 9.54	$ 8.42	$ 7.78

Total Return	(36 .73)%	12 .24%	14 .54%	9.50%	9 .21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,813	$ 6,587	$ 3,869	$ 3,470	$ 2,518
Ratio of Expenses to Average Net Assets	0 .71%	0 .70%	0 .71%	0.71%	0 .70%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .71%(e)
Ratio of Net Investment Income to Average Net Assets	1 .37%	1 .07%	1 .08%	1.28%	0 .84%
Portfolio Turnover Rate	100 .6%	106 .2%	65 .1%	148 .8%(f)	76 .5%

(a) Effective June 13, 2008, Partners LargeCap Blend Fund I changed its name to LargeCap Blend Fund I.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the contingent deferred sales charge.

(d) Excludes expense reimbursement from Manager.

(e) Expense ratio without commission rebates.

(f) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

See accompanying notes.

663

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

LARGECAP BLEND FUND II(a)

Class J shares

Net Asset Value, Beginning of Period	$ 12.12	$ 11.12	$ 10.10	$ 9 .95	$ 9 .22
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .06	0 .04	0 .04	0 .04	–
Net Realized and Unrealized Gain (Loss) on Investments	(4 .09)	1 .57	1 .44	0.77	0 .73

Total From Investment Operations	(4 .03)	1 .61	1 .48	0.81	0 .73
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .04)	(0 .02)	(0 .09)	–
Distributions from Realized Gains	(1 .04)	(0 .57)	(0 .44)	(0 .57)	–

Total Dividends and Distributions	(1 .07)	(0 .61)	(0 .46)	(0 .66)	–

Net Asset Value, End of Period	$ 7.02	$ 12.12	$ 11.12	$ 10 .10	$ 9 .95

Total Return(c)	(36 .15)%	15 .10%	15 .02%	8 .29%	7 .95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 93,445	$ 160,166	$ 109,445	$ 69,766	$ 43,662
Ratio of Expenses to Average Net Assets	1 .28%	1 .35%	1 .42%	1 .49%	1 .53%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	–	–	1 .56%(e)
Ratio of Net Investment Income to Average Net Assets	0 .68%	0 .35%	0 .40%	0 .41%	0 .04%
Portfolio Turnover Rate	60 .0%	53 .2%	52 .1%	51 .8%(f)	93 .9%

	2008	2007	2006	2005	2004

LARGECAP BLEND FUND II(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 12.47	$ 11.43	$ 10.37	$ 10.14	$ 9.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .12	0 .11	0 .12	0 .12	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(4 .22)	1 .62	1 .47	0.78	0 .75

Total From Investment Operations	(4 .10)	1 .73	1 .59	0.90	0 .83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .12)	(0 .09)	(0 .10)	(0 .09)
Distributions from Realized Gains	(1 .04)	(0 .57)	(0 .44)	(0 .57)	–

Total Dividends and Distributions	(1 .14)	(0 .69)	(0 .53)	(0 .67)	(0 .09)

Net Asset Value, End of Period	$ 7.23	$ 12.47	$ 11.43	$ 10.37	$ 10.14

Total Return	(35 .86)%	15 .83%	15 .84%	9 .03%	8 .84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 431,434	$ 706,735	$ 627,235	$ 557,357	$ 464,035
Ratio of Expenses to Average Net Assets	0 .75%	0 .74%	0 .74%	0 .75%	0 .72%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .75%(e)
Ratio of Net Investment Income to Average Net Assets	1 .21%	0 .98%	1 .11%	1 .21%	0 .85%
Portfolio Turnover Rate	60 .0%	53 .2%	52 .1%	51 .8%(f)	93 .9%

	2008	2007	2006	2005

LARGECAP BLEND FUND II(a)

R-1 shares

Net Asset Value, Beginning of Period	$ 12.37	$ 11.34	$ 10.30	$ 10.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .03	0 .01	0 .01	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .19)	1 .61	1 .47	0.83

Total From Investment Operations	(4 .16)	1 .62	1 .48	0.81
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .02)	–	(0 .09)
Distributions from Realized Gains	(1 .04)	(0 .57)	(0 .44)	(0 .57)

Total Dividends and Distributions	(1 .04)	(0 .59)	(0 .44)	(0 .66)

Net Asset Value, End of Period	$ 7.17	$ 12.37	$ 11.34	$ 10.30

Total Return	(36 .43)%	14 .81%	14 .74%	8.11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,511	$ 3,426	$ 2,343	$ 257
Ratio of Expenses to Average Net Assets	1 .63%	1 .62%	1 .62%	1.63%
Ratio of Net Investment Income to Average Net Assets	0 .32%	0 .08%	0 .12%	(0 .17)%
Portfolio Turnover Rate	60 .0%	53 .2%	52 .1%	51 .8%(f)
See accompanying notes.

664

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP BLEND FUND II(a)

R-2 shares

Net Asset Value, Beginning of Period	$ 12.27	$ 11.25	$ 10.22	$ 10.06	$ 9.33
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .04	0 .03	0 .04	0 .04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(4 .15)	1 .59	1 .44	0.78	0 .74

Total From Investment Operations	(4 .11)	1 .62	1 .48	0.82	0 .75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	(0 .03)	(0 .01)	(0 .09)	(0 .02)
Distributions from Realized Gains	(1 .04)	(0 .57)	(0 .44)	(0 .57)	–

Total Dividends and Distributions	(1 .06)	(0 .60)	(0 .45)	(0 .66)	(0 .02)

Net Asset Value, End of Period	$ 7.10	$ 12.27	$ 11.25	$ 10.22	$ 10.06

Total Return	(36 .39)%	15 .01%	14 .91%	8.30%	7 .99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,952	$ 30,709	$ 31,309	$ 29,275	$ 22,390
Ratio of Expenses to Average Net Assets	1 .50%	1 .49%	1 .49%	1.50%	1 .47%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .50%(e)
Ratio of Net Investment Income to Average Net Assets	0 .46%	0 .24%	0 .36%	0.42%	0 .09%
Portfolio Turnover Rate	60 .0%	53 .2%	52 .1%	51 .8%(f)	93 .9%

	2008	2007	2006	2005	2004

LARGECAP BLEND FUND II(a)

R-3 shares

Net Asset Value, Beginning of Period	$ 12.34	$ 11.32	$ 10.27	$ 10.10	$ 9.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .06	0 .05	0 .06	0 .07	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(4 .17)	1 .59	1 .46	0.76	0 .74

Total From Investment Operations	(4 .11)	1 .64	1 .52	0.83	0 .77
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .05)	(0 .03)	(0 .09)	(0 .03)
Distributions from Realized Gains	(1 .04)	(0 .57)	(0 .44)	(0 .57)	–

Total Dividends and Distributions	(1 .08)	(0 .62)	(0 .47)	(0 .66)	(0 .03)

Net Asset Value, End of Period	$ 7.15	$ 12.34	$ 11.32	$ 10.27	$ 10.10

Total Return	(36 .23)%	15 .12%	15 .24%	8.39%	8 .27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,349	$ 29,848	$ 34,442	$ 25,026	$ 23,026
Ratio of Expenses to Average Net Assets	1 .32%	1 .31%	1 .31%	1.32%	1 .30%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .32%(e)
Ratio of Net Investment Income to Average Net Assets	0 .63%	0 .43%	0 .52%	0.66%	0 .27%
Portfolio Turnover Rate	60 .0%	53 .2%	52 .1%	51 .8%(f)	93 .9%

	2008	2007	2006	2005	2004

LARGECAP BLEND FUND II(a)

R-4 shares

Net Asset Value, Beginning of Period	$ 12.42	$ 11.39	$ 10.33	$ 10.14	$ 9.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .08	0 .07	0 .08	0 .08	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(4 .20)	1 .61	1 .47	0.77	0 .75

Total From Investment Operations	(4 .12)	1 .68	1 .55	0.85	0 .79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .08)	(0 .05)	(0 .09)	(0 .05)
Distributions from Realized Gains	(1 .04)	(0 .57)	(0 .44)	(0 .57)	–

Total Dividends and Distributions	(1 .10)	(0 .65)	(0 .49)	(0 .66)	(0 .05)

Net Asset Value, End of Period	$ 7.20	$ 12.42	$ 11.39	$ 10.33	$ 10.14

Total Return	(36 .11)%	15 .34%	15 .46%	8.58%	8 .43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,356	$ 17,260	$ 10,614	$ 8,554	$ 5,776
Ratio of Expenses to Average Net Assets	1 .13%	1 .12%	1 .12%	1.13%	1 .11%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .13%(e)
Ratio of Net Investment Income to Average Net Assets	0 .84%	0 .57%	0 .73%	0.74%	0 .44%
Portfolio Turnover Rate	60 .0%	53 .2%	52 .1%	51 .8%(f)	93 .9%

See accompanying notes.

665

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP BLEND FUND II(a)

R-5 shares

Net Asset Value, Beginning of Period	$ 12.40	$ 11.37	$ 10.32	$ 10.11	$ 9.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .09	0 .08	0 .09	0 .10	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(4 .19)	1 .61	1 .46	0.77	0 .73

Total From Investment Operations	(4 .10)	1 .69	1 .55	0.87	0 .79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .09)	(0 .06)	(0 .09)	(0 .06)
Distributions from Realized Gains	(1 .04)	(0 .57)	(0 .44)	(0 .57)	–

Total Dividends and Distributions	(1 .11)	(0 .66)	(0 .50)	(0 .66)	(0 .06)

Net Asset Value, End of Period	$ 7.19	$ 12.40	$ 11.37	$ 10.32	$ 10.11

Total Return	(36 .00)%	15 .52%	15 .52%	8.82%	8 .47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 24,446	$ 55,239	$ 45,989	$ 42,290	$ 34,283
Ratio of Expenses to Average Net Assets	1 .01%	1 .00%	1 .00%	1.01%	0 .98%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .01%(e)
Ratio of Net Investment Income to Average Net Assets	0 .95%	0 .71%	0 .86%	0.94%	0 .59%
Portfolio Turnover Rate	60 .0%	53 .2%	52 .1%	51 .8%(f)	93 .9%

(a) Effective June 13, 2008, Partners LargeCap Blend Fund changed its name to LargeCap Blend Fund II.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the contingent deferred sales charge.

(d) Excludes expense reimbursement from Manager.

(e) Expense ratio without commission rebates.

(f) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

See accompanying notes.

666

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.53	$ 7.46	$ 6.81	$ 5.89	$ 5.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .01)	(0 .01)	(0 .01)	(0 .01)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .54)	2 .18	0 .66	0.96	0 .21

Total From Investment Operations	(3 .55)	2 .17	0 .65	0.95	0 .17
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .03)	–
Distributions from Realized Gains	(0 .15)	(0 .10)	–	–	–
Tax Return of Capital Distribution	(0 .02)	–	–	–	–

Total Dividends and Distributions	(0 .17)	(0 .10)	–	(0 .03)	–

Net Asset Value, End of Period	$ 5.81	$ 9.53	$ 7.46	$ 6.81	$ 5.89

Total Return(b)	(37 .92)%	29 .41%	9 .54%	16 .17%	2 .97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 38,641	$ 52,055	$ 34,561	$ 20,860	$ 15,898
Ratio of Expenses to Average Net Assets	1 .33%	1 .31%	1 .36%	1.48%	1 .53%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	–	1 .53%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .16)%	(0 .18)%	(0 .16)%	(0 .21)%	(0 .63)%
Portfolio Turnover Rate	88 .8%	113 .1%(e)	93 .5%	169.0%(f)	59 .8%

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10.02	$ 7.83	$ 7.09	$ 6.09	$ 5.86
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .05	0 .04	0 .05	0 .04	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(3 .73)	2 .31	0 .70	1.00	0 .22

Total From Investment Operations	(3 .68)	2 .35	0 .75	1.04	0 .24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .06)	(0 .01)	(0 .04)	(0 .01)
Distributions from Realized Gains	(0 .15)	(0 .10)	–	–	–
Tax Return of Capital Distribution	(0 .02)	–	–	–	–

Total Dividends and Distributions	(0 .21)	(0 .16)	(0 .01)	(0 .04)	(0 .01)

Net Asset Value, End of Period	$ 6.13	$ 10.02	$ 7.83	$ 7.09	$ 6.09

Total Return	(37 .49)%	30 .46%	10 .57%	17 .05%	4 .05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,531,200	$ 3,509,320	$ 487,805	$ 278,730	$ 121,840
Ratio of Expenses to Average Net Assets	0 .62%	0 .60%	0 .54%	0 .55%	0 .55%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .55%(d)
Ratio of Net Investment Income to Average Net Assets	0 .58%	0 .42%	0 .65%	0 .63%	0 .34%
Portfolio Turnover Rate	88 .8%	113 .1%(e)	93 .5%	169.0%(f)	59 .8%

	2008	2007	2006	2005

LARGECAP GROWTH FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.85	$ 7.71	$ 7.04	$ 6.09
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .03)	(0 .03)	(0 .02)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .65)	2 .27	0 .69	1.02

Total From Investment Operations	(3 .68)	2 .24	0 .67	0.98
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .03)
Distributions from Realized Gains	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	(0 .02)	–	–	–

Total Dividends and Distributions	(0 .17)	(0 .10)	–	(0 .03)

Net Asset Value, End of Period	$ 6.00	$ 9.85	$ 7.71	$ 7.04

Total Return	(38 .01)%	29 .37%	9 .52%	16 .14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,129	$ 12,562	$ 5,792	$ 738
Ratio of Expenses to Average Net Assets	1 .50%	1 .47%	1 .42%	1.43%
Ratio of Net Investment Income to Average Net Assets	(0 .34)%	(0 .36)%	(0 .23)%	(0 .59)%
Portfolio Turnover Rate	88 .8%	113 .1%(e)	93 .5%	169.0%(f)

See accompanying notes.

667

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.88	$ 7.72	$ 7.04	$ 6.09	$ 5.89
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .02)	(0 .02)	(0 .01)	(0 .03)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .66)	2 .28	0 .69	1.01	0 .22

Total From Investment Operations	(3 .68)	2 .26	0 .68	0.98	0 .20
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .03)	–
Distributions from Realized Gains	(0 .15)	(0 .10)	–	–	–
Tax Return of Capital Distribution	(0 .02)	–	–	–	–

Total Dividends and Distributions	(0 .17)	(0 .10)	–	(0 .03)	–

Net Asset Value, End of Period	$ 6.03	$ 9.88	$ 7.72	$ 7.04	$ 6.09

Total Return	(37 .89)%	29 .59%	9 .66%	16 .15%	3 .40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,819	$ 24,502	$ 16,878	$ 2,212	$ 72
Ratio of Expenses to Average Net Assets	1 .37%	1 .34%	1 .29%	1.30%	1 .30%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .30%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .20)%	(0 .21)%	(0 .09)%	(0 .40)%	(0 .39)%
Portfolio Turnover Rate	88 .8%	113 .1%(e)	93 .5%	169.0%(f)	59 .8%

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10.34	$ 8.07	$ 7.35	$ 6.34	$ 6.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	–	–	0 .01	(0 .01)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .85)	2 .38	0 .71	1.05	0 .23

Total From Investment Operations	(3 .85)	2 .38	0 .72	1.04	0 .22
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .01)	–	(0 .03)	–
Distributions from Realized Gains	(0 .15)	(0 .10)	–	–	–
Tax Return of Capital Distribution	(0 .02)	–	–	–	–

Total Dividends and Distributions	(0 .17)	(0 .11)	–	(0 .03)	–

Net Asset Value, End of Period	$ 6.32	$ 10.34	$ 8.07	$ 7.35	$ 6.34

Total Return	(37 .85)%	29 .79%	9 .80%	16 .48%	3 .59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 48,883	$ 59,749	$ 35,647	$ 7,878	$ 513
Ratio of Expenses to Average Net Assets	1 .19%	1 .16%	1 .11%	1.12%	1 .12%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .12%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .03)%	(0 .05)%	0 .10%	(0 .16)%	(0 .21)%
Portfolio Turnover Rate	88 .8%	113 .1%(e)	93 .5%	169.0%(f)	59 .8%

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10.25	$ 8.01	$ 7.28	$ 6.27	$ 6.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .01	0 .01	0 .02	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(3 .81)	2 .35	0 .71	1.04	0 .22

Total From Investment Operations	(3 .80)	2 .36	0 .73	1.04	0 .22
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .02)	–	(0 .03)	–
Distributions from Realized Gains	(0 .15)	(0 .10)	–	–	–
Tax Return of Capital Distribution	(0 .02)	–	–	–	–

Total Dividends and Distributions	(0 .17)	(0 .12)	–	(0 .03)	–

Net Asset Value, End of Period	$ 6.28	$ 10.25	$ 8.01	$ 7.28	$ 6.27

Total Return	(37 .67)%	29 .90%	10 .03%	16.68%	3 .64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,378	$ 25,974	$ 14,809	$ 3,811	$ 53
Ratio of Expenses to Average Net Assets	1 .00%	0 .97%	0 .92%	0.93%	0 .93%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .93%(d)
Ratio of Net Investment Income to Average Net Assets	0 .14%	0 .15%	0 .30%	0.02%	(0 .04)%
Portfolio Turnover Rate	88 .8%	113 .1%(e)	93 .5%	169.0%(f)	59 .8%

See accompanying notes.

668

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10.12	$ 7.91	$ 7.17	$ 6.18	$ 5.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .03	0 .02	0 .03	0 .03	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(3 .76)	2 .32	0 .71	0.99	0 .22

Total From Investment Operations	(3 .73)	2 .34	0 .74	1.02	0 .23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	(0 .03)	–	(0 .03)	–
Distributions from Realized Gains	(0 .15)	(0 .10)	–	–	–
Tax Return of Capital Distribution	(0 .02)	–	–	–	–

Total Dividends and Distributions	(0 .19)	(0 .13)	–	(0 .03)	–

Net Asset Value, End of Period	$ 6.20	$ 10.12	$ 7.91	$ 7.17	$ 6.18

Total Return	(37 .58)%	30 .07%	10 .32%	16.61%	3 .87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 66,974	$ 96,875	$ 47,115	$ 3,503	$ 2,299
Ratio of Expenses to Average Net Assets	0 .88%	0 .86%	0 .80%	0.81%	0 .81%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .81%(d)
Ratio of Net Investment Income to Average Net Assets	0 .29%	0 .24%	0 .41%	0.50%	0 .09%
Portfolio Turnover Rate	88 .8%	113 .1%(e)	93 .5%	169.0%(f)	59 .8%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager.

(d)	Expense ratio without commission rebates.

(e)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.

(f)	Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

See accompanying notes.

669

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND I(a)

Class J shares

Net Asset Value, Beginning of Period	$ 8.88	$ 7.79	$ 7.63	$ 6.91	$ 6.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .05)	(0 .04)	(0 .02)	(0 .04)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .43)	1 .50	0 .49	0.79	0 .27

Total From Investment Operations	(3 .48)	1 .46	0 .47	0.75	0 .21
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .03)	–
Distributions from Realized Gains	(0 .40)	(0 .37)	(0 .31)	–	–

Total Dividends and Distributions	(0 .40)	(0 .37)	(0 .31)	(0 .03)	–

Net Asset Value, End of Period	$ 5.00	$ 8.88	$ 7.79	$ 7.63	$ 6.91

Total Return(c)	(40 .88)%	19 .46%	6 .09%	10 .94%	3 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,875	$ 52,111	$ 37,584	$ 27,706	$ 17,673
Ratio of Expenses to Average Net Assets	1 .42%	1 .47%	1 .54%	1.65%	1 .72%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .54%	1.65%	1 .78%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .68)%	(0 .47)%	(0 .31)%	(0 .49)%	(0 .82)%
Portfolio Turnover Rate	64 .5%	47 .7%	58 .5%	66 .5%(f)	157 .8%

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND I(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 9.59	$ 8.36	$ 8.11	$ 7.28	$ 7.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0 .02	0 .04	0 .04	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(3 .73)	1 .62	0 .52	0.83	0 .28

Total From Investment Operations	(3 .73)	1 .64	0 .56	0.87	0 .30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .04)	–	(0 .04)	(0 .02)
Distributions from Realized Gains	(0 .40)	(0 .37)	(0 .31)	–	–

Total Dividends and Distributions	(0 .41)	(0 .41)	(0 .31)	(0 .04)	(0 .02)

Net Asset Value, End of Period	$ 5.45	$ 9.59	$ 8.36	$ 8.11	$ 7.28

Total Return	(40 .50)%	20 .38%	6 .86%	11 .98%	4 .28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,089,367	$ 1,668,453	$ 926,591	$ 775,660	$ 625,707
Ratio of Expenses to Average Net Assets	0 .73%	0 .73%	0 .74%	0 .74%	0 .68%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .75%(e)
Ratio of Net Investment Income to Average Net Assets	0 .00%	0 .26%	0 .52%	0 .48%	0 .23%
Portfolio Turnover Rate	64 .5%	47 .7%	58 .5%	66 .5%(f)	157 .8%

	2008	2007	2006	2005

LARGECAP GROWTH FUND I(a)

R-1 shares

Net Asset Value, Beginning of Period	$ 9.38	$ 8.22	$ 8.04	$ 7.29
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .07)	(0 .05)	(0 .04)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .63)	1 .58	0 .53	0.86

Total From Investment Operations	(3 .70)	1 .53	0 .49	0.79
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .04)
Distributions from Realized Gains	(0 .40)	(0 .37)	(0 .31)	–

Total Dividends and Distributions	(0 .40)	(0 .37)	(0 .31)	(0 .04)

Net Asset Value, End of Period	$ 5.28	$ 9.38	$ 8.22	$ 8.04

Total Return	(41 .05)%	19 .29%	6 .02%	10 .78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,049	$ 1,480	$ 834	$ 250
Ratio of Expenses to Average Net Assets	1 .61%	1 .61%	1 .62%	1.62%
Ratio of Net Investment Income to Average Net Assets	(0 .88)%	(0 .62)%	(0 .49)%	(0 .92)%
Portfolio Turnover Rate	64 .5%	47 .7%	58 .5%	66 .5%(f)

See accompanying notes.

670

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND I(a)

R-2 shares

Net Asset Value, Beginning of Period	$ 9.15	$ 8.02	$ 7.84	$ 7.09	$ 6.85
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .06)	(0 .04)	(0 .01)	(0 .02)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .54)	1 .54	0 .50	0.81	0 .28

Total From Investment Operations	(3 .60)	1 .50	0 .49	0.79	0 .24
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .04)	–
Distributions from Realized Gains	(0 .40)	(0 .37)	(0 .31)	–	–

Total Dividends and Distributions	(0 .40)	(0 .37)	(0 .31)	(0 .04)	–

Net Asset Value, End of Period	$ 5.15	$ 9.15	$ 8.02	$ 7.84	$ 7.09

Total Return	(40 .99)%	19 .41%	6 .18%	11 .10%	3 .50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,234	$ 18,098	$ 18,690	$ 22,933	$ 20,800
Ratio of Expenses to Average Net Assets	1 .48%	1 .48%	1 .49%	1.49%	1 .43%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .50%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .75)%	(0 .45)%	(0 .18)%	(0 .27)%	(0 .52)%
Portfolio Turnover Rate	64 .5%	47 .7%	58 .5%	66 .5%(f)	157 .8%

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND I(a)

R-3 shares

Net Asset Value, Beginning of Period	$ 9.43	$ 8.24	$ 8.03	$ 7.25	$ 6.99
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .04)	(0 .02)	–	–	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .66)	1 .58	0 .52	0.82	0 .28

Total From Investment Operations	(3 .70)	1 .56	0 .52	0.82	0 .26
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .04)	–
Distributions from Realized Gains	(0 .40)	(0 .37)	(0 .31)	–	–

Total Dividends and Distributions	(0 .40)	(0 .37)	(0 .31)	(0 .04)	–

Net Asset Value, End of Period	$ 5.33	$ 9.43	$ 8.24	$ 8.03	$ 7.25

Total Return	(40 .83)%	19 .62%	6 .42%	11 .29%	3 .72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,763	$ 26,373	$ 28,652	$ 32,154	$ 31,356
Ratio of Expenses to Average Net Assets	1 .30%	1 .30%	1 .31%	1.31%	1 .25%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .32%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .56)%	(0 .26)%	(0 .03)%	(0 .05)%	(0 .35)%
Portfolio Turnover Rate	64 .5%	47 .7%	58 .5%	66 .5%(f)	157 .8%

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND I(a)

R-4 shares

Net Asset Value, Beginning of Period	$ 9.39	$ 8.19	$ 7.98	$ 7.19	$ 6.92
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .03)	(0 .01)	0 .03	0 .01	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .65)	1 .59	0 .49	0.82	0 .28

Total From Investment Operations	(3 .68)	1 .58	0 .52	0.83	0 .27
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .01)	–	(0 .04)	–
Distributions from Realized Gains	(0 .40)	(0 .37)	(0 .31)	–	–

Total Dividends and Distributions	(0 .40)	(0 .38)	(0 .31)	(0 .04)	–

Net Asset Value, End of Period	$ 5.31	$ 9.39	$ 8.19	$ 7.98	$ 7.19

Total Return	(40 .78)%	19 .97%	6 .46%	11 .54%	3 .90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,767	$ 6,315	$ 3,732	$ 3,441	$ 4,064
Ratio of Expenses to Average Net Assets	1 .11%	1 .11%	1 .12%	1.12%	1 .07%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .13%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .38)%	(0 .11)%	0 .41%	0.16%	(0 .17)%
Portfolio Turnover Rate	64 .5%	47 .7%	58 .5%	66 .5%(f)	157 .8%

See accompanying notes.

671

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND I(a)

R-5 shares

Net Asset Value, Beginning of Period	$ 9.50	$ 8.28	$ 8.05	$ 7.25	$ 6.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .02)	–	0 .02	0 .02	–
Net Realized and Unrealized Gain (Loss) on Investments	(3 .70)	1 .61	0 .52	0.82	0 .29

Total From Investment Operations	(3 .72)	1 .61	0 .54	0.84	0 .29
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .02)	–	(0 .04)	–
Distributions from Realized Gains	(0 .40)	(0 .37)	(0 .31)	–	–

Total Dividends and Distributions	(0 .40)	(0 .39)	(0 .31)	(0 .04)	–

Net Asset Value, End of Period	$ 5.38	$ 9.50	$ 8.28	$ 8.05	$ 7.25

Total Return	(40 .73)%	20 .14%	6 .66%	11 .59%	4 .18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,195	$ 34,416	$ 28,122	$ 29,758	$ 26,763
Ratio of Expenses to Average Net Assets	0 .99%	0 .99%	1 .00%	1.00%	0 .94%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .01%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .26)%	0 .02%	0 .25%	0.23%	(0 .03)%
Portfolio Turnover Rate	64 .5%	47 .7%	58 .5%	66 .5%(f)	157 .8%

(a)	Effective June 13, 2008, Partners LargeCap Growth Fund I changed its name to LargeCap Growth Fund I.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Excludes expense reimbursement from Manager.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

See accompanying notes.

672

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND II(a)

Class J shares

Net Asset Value, Beginning of Period	$ 9.30	$ 8.43	$ 7.71	$ 7.38	$ 7.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .03)	(0 .05)	(0 .05)	(0 .03)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .86)	1 .65	0 .86	0.51	0 .44

Total From Investment Operations	(2 .89)	1 .60	0 .81	0.48	0 .38
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .02)	–
Distributions from Realized Gains	(0 .93)	(0 .73)	(0 .09)	(0 .13)	–

Total Dividends and Distributions	(0 .93)	(0 .73)	(0 .09)	(0 .15)	–

Net Asset Value, End of Period	$ 5.48	$ 9.30	$ 8.43	$ 7.71	$ 7.38

Total Return(c)	(34 .44)%	20 .52%	10 .56%	6.52%	5 .43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,225	$ 30,363	$ 13,866	$ 10,661	$ 7,723
Ratio of Expenses to Average Net Assets	1 .59%	1 .75%	1 .75%	1.75%	1 .79%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .87%	2.00%	2 .10%
Ratio of Net Investment Income to Average Net Assets	(0 .41)%	(0 .59)%	(0 .66)%	(0 .45)%	(0 .88)%
Portfolio Turnover Rate	132 .4%	138 .3%(e)	143 .4%	95.2%	124 .7%

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND II(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 10.05	$ 8.99	$ 8.17	$ 7.76	$ 7.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .02	0 .02	0 .01	0 .01	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .13)	1 .78	0 .91	0.56	0 .47

Total From Investment Operations	(3 .11)	1 .80	0 .92	0.57	0 .46
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .01)	(0 .01)	(0 .03)	–
Distributions from Realized Gains	(0 .93)	(0 .73)	(0 .09)	(0 .13)	–

Total Dividends and Distributions	(0 .93)	(0 .74)	(0 .10)	(0 .16)	–

Net Asset Value, End of Period	$ 6.01	$ 10.05	$ 8.99	$ 8.17	$ 7.76

Total Return	(34 .03)%	21 .56%	11 .30%	7 .31%	6 .30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,330,829	$ 750,044	$ 766,512	$ 715,195	$ 170,809
Ratio of Expenses to Average Net Assets	0 .94%	0 .99%	0 .99%	1 .00%	1 .00%
Ratio of Net Investment Income to Average Net Assets	0 .22%	0 .19%	0 .11%	0 .12%	(0 .10)%
Portfolio Turnover Rate	132 .4%	138 .3%(e)	143 .4%	95.2%	124 .7%

	2008	2007	2006	2005

LARGECAP GROWTH FUND II(a)

R-1 shares

Net Asset Value, Beginning of Period	$ 9.81	$ 8.86	$ 8.11	$ 7.76
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .05)	(0 .07)	(0 .06)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .03)	1 .75	0 .90	0.57

Total From Investment Operations	(3 .08)	1 .68	0 .84	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .02)
Distributions from Realized Gains	(0 .93)	(0 .73)	(0 .09)	(0 .13)

Total Dividends and Distributions	(0 .93)	(0 .73)	(0 .09)	(0 .15)

Net Asset Value, End of Period	$ 5.80	$ 9.81	$ 8.86	$ 8.11

Total Return	(34 .60)%	20 .42%	10 .41%	6.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 889	$ 1,727	$ 420	$ 164
Ratio of Expenses to Average Net Assets	1 .82%	1 .87%	1 .87%	1.88%
Ratio of Net Investment Income to Average Net Assets	(0 .65)%	(0 .73)%	(0 .77)%	(0 .84)%
Portfolio Turnover Rate	132 .4%	138 .3%(e)	143 .4%	95.2%

See accompanying notes.

673

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND II(a)

R-2 shares

Net Asset Value, Beginning of Period	$ 9.52	$ 8.61	$ 7.87	$ 7.54	$ 7.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .04)	(0 .05)	(0 .05)	(0 .04)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .93)	1 .69	0 .88	0.52	0 .46

Total From Investment Operations	(2 .97)	1 .64	0 .83	0.48	0 .40
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .02)	–
Distributions from Realized Gains	(0 .93)	(0 .73)	(0 .09)	(0 .13)	–

Total Dividends and Distributions	(0 .93)	(0 .73)	(0 .09)	(0 .15)	–

Net Asset Value, End of Period	$ 5.62	$ 9.52	$ 8.61	$ 7.87	$ 7.54

Total Return	(34 .50)%	20 .55%	10 .60%	6.38%	5 .60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,131	$ 14,150	$ 12,511	$ 13,504	$ 7,582
Ratio of Expenses to Average Net Assets	1 .69%	1 .74%	1 .74%	1.75%	1 .75%
Ratio of Net Investment Income to Average Net Assets	(0 .50)%	(0 .56)%	(0 .65)%	(0 .46)%	(0 .85)%
Portfolio Turnover Rate	132 .4%	138 .3%(e)	143 .4%	95.2%	124 .7%

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND II(a)

R-3 shares

Net Asset Value, Beginning of Period	$ 9.65	$ 8.69	$ 7.94	$ 7.58	$ 7.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .03)	(0 .03)	(0 .04)	(0 .02)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .98)	1 .72	0 .88	0.53	0 .45

Total From Investment Operations	(3 .01)	1 .69	0 .84	0.51	0 .40
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .02)	–
Distributions from Realized Gains	(0 .93)	(0 .73)	(0 .09)	(0 .13)	–

Total Dividends and Distributions	(0 .93)	(0 .73)	(0 .09)	(0 .15)	–

Net Asset Value, End of Period	$ 5.71	$ 9.65	$ 8.69	$ 7.94	$ 7.58

Total Return	(34 .43)%	20 .96%	10 .64%	6.76%	5 .57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,857	$ 9,884	$ 8,440	$ 8,540	$ 6,532
Ratio of Expenses to Average Net Assets	1 .51%	1 .56%	1 .56%	1.57%	1 .57%
Ratio of Net Investment Income to Average Net Assets	(0 .32)%	(0 .39)%	(0 .47)%	(0 .27)%	(0 .66)%
Portfolio Turnover Rate	132 .4%	138 .3%(e)	143 .4%	95.2%	124 .7%

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND II(a)

R-4 shares

Net Asset Value, Beginning of Period	$ 9.79	$ 8.80	$ 8.02	$ 7.64	$ 7.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .01)	(0 .02)	(0 .02)	(0 .02)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .04)	1 .74	0 .89	0.55	0 .46

Total From Investment Operations	(3 .05)	1 .72	0 .87	0.53	0 .42
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .02)	–
Distributions from Realized Gains	(0 .93)	(0 .73)	(0 .09)	(0 .13)	–

Total Dividends and Distributions	(0 .93)	(0 .73)	(0 .09)	(0 .15)	–

Net Asset Value, End of Period	$ 5.81	$ 9.79	$ 8.80	$ 8.02	$ 7.64

Total Return	(34 .34)%	21 .06%	10 .91%	6.99%	5 .82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,937	$ 22,117	$ 18,798	$ 15,970	$ 1,940
Ratio of Expenses to Average Net Assets	1 .32%	1 .37%	1 .37%	1.38%	1 .38%
Ratio of Net Investment Income to Average Net Assets	(0 .11)%	(0 .20)%	(0 .28)%	(0 .24)%	(0 .48)%
Portfolio Turnover Rate	132 .4%	138 .3%(e)	143 .4%	95.2%	124 .7%

See accompanying notes.

674

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND II(a)

R-5 shares

Net Asset Value, Beginning of Period	$ 9.86	$ 8.85	$ 8.05	$ 7.67	$ 7.25
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0 .01)	(0 .01)	–	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .06)	1 .75	0 .90	0.54	0 .45

Total From Investment Operations	(3 .06)	1 .74	0 .89	0.54	0 .42
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .03)	–
Distributions from Realized Gains	(0 .93)	(0 .73)	(0 .09)	(0 .13)	–

Total Dividends and Distributions	(0 .93)	(0 .73)	(0 .09)	(0 .16)	–

Net Asset Value, End of Period	$ 5.87	$ 9.86	$ 8.85	$ 8.05	$ 7.67

Total Return	(34 .19)%	21 .17%	11 .12%	6.97%	5 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,528	$ 24,856	$ 17,520	$ 20,415	$ 15,288
Ratio of Expenses to Average Net Assets	1 .20%	1 .25%	1 .25%	1.26%	1 .26%
Ratio of Net Investment Income to Average Net Assets	(0 .03)%	(0 .08)%	(0 .18)%	0.05%	(0 .39)%
Portfolio Turnover Rate	132 .4%	138 .3%(e)	143 .4%	95.2%	124 .7%

(a)	Effective June 13, 2008, Partners LargeCap Growth Fund II changed its name to LargeCap Growth Fund II.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Excludes expense reimbursement from Manager and/or custodian credits.

(e)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.

See accompanying notes.

675

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

LARGECAP S&P 500 INDEX FUND

Class J shares

Net Asset Value, Beginning of Period	$ 10.95	$ 9.76	$ 8.56	$ 8.62	$ 7.99
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .14	0 .13	0 .11	0 .10	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(4 .05)	1 .19	1 .21	0.56	0 .58

Total From Investment Operations	(3 .91)	1 .32	1 .32	0.66	0 .65
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .10)	(0 .08)	(0 .13)	(0 .02)
Distributions from Realized Gains	(0 .12)	(0 .03)	(0 .04)	(0 .59)	–

Total Dividends and Distributions	(0 .25)	(0 .13)	(0 .12)	(0 .72)	(0 .02)

Net Asset Value, End of Period	$ 6.79	$ 10.95	$ 9.76	$ 8.56	$ 8.62

Total Return(b)	(36 .51)%	13 .73%	15 .48%	7 .72%	8 .19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 247,433	$ 423,409	$ 371,614	$ 309,862	$ 247,010
Ratio of Expenses to Average Net Assets	0 .69%	0 .75%	0 .82%	0 .86%	0 .90%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	–	0 .90%
Ratio of Net Investment Income to Average Net Assets	1 .54%	1 .24%	1 .16%	1 .20%	0 .78%
Portfolio Turnover Rate	8 .2%	5 .6%	3 .7%	11 .5%(d)	67 .3%

	2008	2007	2006	2005	2004

LARGECAP S&P 500 INDEX FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 11.08	$ 9.88	$ 8.67	$ 8 .67	$ 8.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .19	0 .19	0 .16	0 .13	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(4 .09)	1 .21	1 .23	0.59	0 .60

Total From Investment Operations	(3 .90)	1 .40	1 .39	0.72	0 .73
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .17)	(0 .14)	(0 .13)	(0 .10)
Distributions from Realized Gains	(0 .12)	(0 .03)	(0 .04)	(0 .59)	–

Total Dividends and Distributions	(0 .31)	(0 .20)	(0 .18)	(0 .72)	(0 .10)

Net Asset Value, End of Period	$ 6.87	$ 11.08	$ 9.88	$ 8 .67	$ 8.67

Total Return	(36 .15)%	14 .42%	16 .22%	8.48%	9 .10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 112,221	$ 87,900	$ 30,128	$ 4,270	$ 10
Ratio of Expenses to Average Net Assets	0 .16%	0 .15%	0 .15%	0.15%	0 .15%
Ratio of Net Investment Income to Average Net Assets	2 .05%	1 .79%	1 .74%	1.65%	1 .55%
Portfolio Turnover Rate	8 .2%	5 .6%	3 .7%	11 .5%(d)	67 .3%

	2008	2007	2006	2005

LARGECAP S&P 500 INDEX FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 10.99	$ 9.80	$ 8.61	$ 8.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .11	0 .10	0 .08	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	(4 .07)	1 .20	1 .21	0.58

Total From Investment Operations	(3 .96)	1 .30	1 .29	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .08)	(0 .06)	(0 .12)
Distributions from Realized Gains	(0 .12)	(0 .03)	(0 .04)	(0 .59)

Total Dividends and Distributions	(0 .22)	(0 .11)	(0 .10)	(0 .71)

Net Asset Value, End of Period	$ 6.81	$ 10.99	$ 9.80	$ 8.61

Total Return	(36 .75)%	13 .43%	15 .07%	7.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,825	$ 13,456	$ 7,086	$ 1,312
Ratio of Expenses to Average Net Assets	1 .04%	1 .03%	1 .03%	1.03%
Ratio of Net Investment Income to Average Net Assets	1 .19%	0 .94%	0 .88%	0.66%
Portfolio Turnover Rate	8 .2%	5 .6%	3 .7%	11 .5%(d)

See accompanying notes.

676

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP S&P 500 INDEX FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 11.03	$ 9.84	$ 8.63	$ 8.69	$ 8.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .12	0 .11	0 .10	0 .10	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(4 .08)	1 .20	1 .22	0.56	0 .59

Total From Investment Operations	(3 .96)	1 .31	1 .32	0.66	0 .66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .09)	(0 .07)	(0 .13)	(0 .03)
Distributions from Realized Gains	(0 .12)	(0 .03)	(0 .04)	(0 .59)	–

Total Dividends and Distributions	(0 .23)	(0 .12)	(0 .11)	(0 .72)	(0 .03)

Net Asset Value, End of Period	$ 6.84	$ 11.03	$ 9.84	$ 8.63	$ 8.69

Total Return	(36 .62)%	13 .52%	15 .41%	7.65%	8 .26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 41,405	$ 70,976	$ 70,430	$ 60,110	$ 50,014
Ratio of Expenses to Average Net Assets	0 .91%	0 .90%	0 .90%	0.90%	0 .90%
Ratio of Net Investment Income to Average Net Assets	1 .32%	1 .10%	1 .08%	1.17%	0 .77%
Portfolio Turnover Rate	8 .2%	5 .6%	3 .7%	11 .5%(d)	67 .3%

	2008	2007	2006	2005	2004

LARGECAP S&P 500 INDEX FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 11.06	$ 9.86	$ 8.66	$ 8.70	$ 8.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .14	0 .13	0 .11	0 .12	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(4 .10)	1 .21	1 .22	0.56	0 .61

Total From Investment Operations	(3 .96)	1 .34	1 .33	0.68	0 .69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .11)	(0 .09)	(0 .13)	(0 .05)
Distributions from Realized Gains	(0 .12)	(0 .03)	(0 .04)	(0 .59)	–

Total Dividends and Distributions	(0 .25)	(0 .14)	(0 .13)	(0 .72)	(0 .05)

Net Asset Value, End of Period	$ 6.85	$ 11.06	$ 9.86	$ 8.66	$ 8.70

Total Return	(36 .59)%	13 .80%	15 .45%	7 .91%	8 .58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 118,216	$ 181,330	$ 129,817	$ 103,889	$ 91,855
Ratio of Expenses to Average Net Assets	0 .73%	0 .72%	0 .72%	0 .72%	0 .72%
Ratio of Net Investment Income to Average Net Assets	1 .49%	1 .27%	1 .25%	1 .36%	0 .95%
Portfolio Turnover Rate	8 .2%	5 .6%	3 .7%	11 .5%(d)	67 .3%

	2008	2007	2006	2005	2004

LARGECAP S&P 500 INDEX FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 11.11	$ 9.91	$ 8.69	$ 8.72	$ 8.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .15	0 .15	0 .13	0 .13	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(4 .10)	1 .21	1 .23	0.56	0 .61

Total From Investment Operations	(3 .95)	1 .36	1 .36	0.69	0 .71
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .13)	(0 .10)	(0 .13)	(0 .07)
Distributions from Realized Gains	(0 .12)	(0 .03)	(0 .04)	(0 .59)	–

Total Dividends and Distributions	(0 .27)	(0 .16)	(0 .14)	(0 .72)	(0 .07)

Net Asset Value, End of Period	$ 6.89	$ 11.11	$ 9.91	$ 8.69	$ 8.72

Total Return	(36 .39)%	13 .94%	15 .85%	8.03%	8 .77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 67,528	$ 63,469	$ 40,489	$ 16,902	$ 10,000
Ratio of Expenses to Average Net Assets	0 .54%	0 .53%	0 .53%	0.53%	0 .53%
Ratio of Net Investment Income to Average Net Assets	1 .67%	1 .45%	1 .41%	1.49%	1 .13%
Portfolio Turnover Rate	8 .2%	5 .6%	3 .7%	11 .5%(d)	67 .3%

See accompanying notes.

677

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP S&P 500 INDEX FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 11.17	$ 9.96	$ 8.74	$ 8.75	$ 8.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .17	0 .17	0 .14	0 .14	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(4 .13)	1 .21	1 .24	0.57	0 .60

Total From Investment Operations	(3 .96)	1 .38	1 .38	0.71	0 .71
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .14)	(0 .12)	(0 .13)	(0 .08)
Distributions from Realized Gains	(0 .12)	(0 .03)	(0 .04)	(0 .59)	–

Total Dividends and Distributions	(0 .28)	(0 .17)	(0 .16)	(0 .72)	(0 .08)

Net Asset Value, End of Period	$ 6.93	$ 11.17	$ 9.96	$ 8.74	$ 8.75

Total Return	(36 .30)%	14 .11%	15 .89%	8 .25%	8 .72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 139,495	$ 250,112	$ 213,092	$ 156,818	$ 122,210
Ratio of Expenses to Average Net Assets	0 .42%	0 .41%	0 .41%	0 .41%	0 .41%
Ratio of Net Investment Income to Average Net Assets	1 .81%	1 .59%	1 .56%	1 .66%	1 .26%
Portfolio Turnover Rate	8 .2%	5 .6%	3 .7%	11 .5%(d)	67 .3%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager.

(d)	Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

See accompanying notes.

678

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

LARGECAP VALUE FUND

Class J shares

Net Asset Value, Beginning of Period	$ 13.37	$ 12.94	$ 11.19	$ 10.61	$ 9.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .17	0 .16	0 .14	0 .10	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(4 .53)	0 .99	1 .95	0.98	0 .82

Total From Investment Operations	(4 .36)	1 .15	2 .09	1.08	0 .88
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .12)	(0 .05)	(0 .12)	(0 .01)
Distributions from Realized Gains	(1 .04)	(0 .60)	(0 .29)	(0 .38)	–

Total Dividends and Distributions	(1 .18)	(0 .72)	(0 .34)	(0 .50)	(0 .01)

Net Asset Value, End of Period	$ 7.83	$ 13.37	$ 12.94	$ 11.19	$ 10.61

Total Return(b)	(35 .55)%	9 .32%	19 .11%	10 .45%	9 .07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 38,836	$ 60,957	$ 50,418	$ 28,185	$ 18,334
Ratio of Expenses to Average Net Assets	1 .09%	1 .11%	1 .21%	1.31%	1 .35%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	–	1 .36%(d)
Ratio of Net Investment Income to Average Net Assets	1 .66%	1 .22%	1 .14%	0.93%	0 .62%
Portfolio Turnover Rate	132 .1%	100 .3%	92 .8%	181 .1%(e)	228 .4%

	2008	2007	2006	2005	2004

LARGECAP VALUE FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 13.56	$ 13.13	$ 11.36	$ 10.67	$ 9.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .24	0 .25	0 .23	0 .20	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(4 .59)	1 .01	1 .98	1.00	0 .81

Total From Investment Operations	(4 .35)	1 .26	2 .21	1.20	0 .97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .23)	(0 .15)	(0 .13)	(0 .12)
Distributions from Realized Gains	(1 .04)	(0 .60)	(0 .29)	(0 .38)	–

Total Dividends and Distributions	(1 .26)	(0 .83)	(0 .44)	(0 .51)	(0 .12)

Net Asset Value, End of Period	$ 7.95	$ 13.56	$ 13.13	$ 11.36	$ 10.67

Total Return	(35 .15)%	10 .04%	19 .99%	11 .54%	9 .97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 392,068	$ 467,050	$ 354,854	$ 197,923	$ 97,881
Ratio of Expenses to Average Net Assets	0 .45%	0 .44%	0 .45%	0 .45%	0 .44%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .45%(d)
Ratio of Net Investment Income to Average Net Assets	2 .29%	1 .88%	1 .91%	1 .77%	1 .51%
Portfolio Turnover Rate	132 .1%	100 .3%	92 .8%	181 .1%(e)	228 .4%

	2008	2007	2006	2005

LARGECAP VALUE FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 13.44	$ 13.02	$ 11.27	$ 10.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .15	0 .13	0 .12	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	(4 .55)	1 .00	1 .97	1.05

Total From Investment Operations	(4 .40)	1 .13	2 .09	1.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .11)	(0 .05)	(0 .13)
Distributions from Realized Gains	(1 .04)	(0 .60)	(0 .29)	(0 .38)

Total Dividends and Distributions	(1 .16)	(0 .71)	(0 .34)	(0 .51)

Net Asset Value, End of Period	$ 7.88	$ 13.44	$ 13.02	$ 11.27

Total Return	(35 .65)%	9 .04%	18 .91%	10 .38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 647	$ 1,010	$ 692	$ 217
Ratio of Expenses to Average Net Assets	1 .33%	1 .32%	1 .33%	1.33%
Ratio of Net Investment Income to Average Net Assets	1 .40%	1 .00%	0 .99%	0.37%
Portfolio Turnover Rate	132 .1%	100 .3%	92 .8%	181 .1%(e)

See accompanying notes.

679

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP VALUE FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 13.45	$ 13.03	$ 11.28	$ 10.67	$ 9.81
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .17	0 .16	0 .14	0 .11	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(4 .57)	0 .99	1 .96	1.01	0 .82

Total From Investment Operations	(4 .40)	1 .15	2 .10	1.12	0 .91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .13)	(0 .06)	(0 .13)	(0 .05)
Distributions from Realized Gains	(1 .04)	(0 .60)	(0 .29)	(0 .38)	–

Total Dividends and Distributions	(1 .17)	(0 .73)	(0 .35)	(0 .51)	(0 .05)

Net Asset Value, End of Period	$ 7.88	$ 13.45	$ 13.03	$ 11.28	$ 10.67

Total Return	(35 .63)%	9 .18%	19 .05%	10 .69%	9 .26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,735	$ 3,608	$ 4,962	$ 3,993	$ 1,388
Ratio of Expenses to Average Net Assets	1 .20%	1 .19%	1 .20%	1.20%	1 .19%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .20%(d)
Ratio of Net Investment Income to Average Net Assets	1 .58%	1 .18%	1 .19%	0.97%	0 .82%
Portfolio Turnover Rate	132 .1%	100 .3%	92 .8%	181 .1%(e)	228 .4%

	2008	2007	2006	2005	2004

LARGECAP VALUE FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 13.44	$ 13.02	$ 11.26	$ 10.65	$ 9.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .18	0 .17	0 .16	0 .17	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(4 .56)	1 .00	1 .97	0.95	0 .86

Total From Investment Operations	(4 .38)	1 .17	2 .13	1.12	0 .95
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .15)	(0 .08)	(0 .13)	(0 .07)
Distributions from Realized Gains	(1 .04)	(0 .60)	(0 .29)	(0 .38)	–

Total Dividends and Distributions	(1 .19)	(0 .75)	(0 .37)	(0 .51)	(0 .07)

Net Asset Value, End of Period	$ 7.87	$ 13.44	$ 13.02	$ 11.26	$ 10.65

Total Return	(35 .53)%	9 .39%	19 .39%	10 .73%	9 .71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,969	$ 3,258	$ 2,910	$ 652	$ 911
Ratio of Expenses to Average Net Assets	1 .02%	1 .01%	1 .02%	1.02%	1 .02%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .02%(d)
Ratio of Net Investment Income to Average Net Assets	1 .73%	1 .32%	1 .29%	1.48%	0 .87%
Portfolio Turnover Rate	132 .1%	100 .3%	92 .8%	181 .1%(e)	228 .4%

	2008	2007	2006	2005	2004

LARGECAP VALUE FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 13.46	$ 13.04	$ 11.28	$ 10.64	$ 9.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .20	0 .20	0 .18	0 .13	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(4 .56)	1 .00	1 .97	1.02	0 .81

Total From Investment Operations	(4 .36)	1 .20	2 .15	1.15	0 .93
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .18)	(0 .10)	(0 .13)	(0 .08)
Distributions from Realized Gains	(1 .04)	(0 .60)	(0 .29)	(0 .38)	–

Total Dividends and Distributions	(1 .21)	(0 .78)	(0 .39)	(0 .51)	(0 .08)

Net Asset Value, End of Period	$ 7.89	$ 13.46	$ 13.04	$ 11.28	$ 10.64

Total Return	(35 .36)%	9 .60%	19 .57%	11 .05%	9 .58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,438	$ 1,928	$ 1,278	$ 739	$ 15
Ratio of Expenses to Average Net Assets	0 .83%	0 .82%	0 .83%	0.83%	0 .83%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .83%(d)
Ratio of Net Investment Income to Average Net Assets	1 .91%	1 .49%	1 .51%	1.15%	1 .14%
Portfolio Turnover Rate	132 .1%	100 .3%	92 .8%	181 .1%(e)	228 .4%

See accompanying notes.

680

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP VALUE FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 13.55	$ 13.12	$ 11.35	$ 10.69	$ 9.83
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .22	0 .21	0 .20	0 .17	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(4 .59)	1 .01	1 .98	1.00	0 .83

Total From Investment Operations	(4 .37)	1 .22	2 .18	1.17	0 .96
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .19)	(0 .12)	(0 .13)	(0 .10)
Distributions from Realized Gains	(1 .04)	(0 .60)	(0 .29)	(0 .38)	–

Total Dividends and Distributions	(1 .23)	(0 .79)	(0 .41)	(0 .51)	(0 .10)

Net Asset Value, End of Period	$ 7.95	$ 13.55	$ 13.12	$ 11.35	$ 10.69

Total Return	(35 .26)%	9 .75%	19 .69%	11 .20%	9 .78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,015	$ 9,482	$ 9,450	$ 5,810	$ 3,716
Ratio of Expenses to Average Net Assets	0 .71%	0 .70%	0 .71%	0.71%	0 .70%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .71%(d)
Ratio of Net Investment Income to Average Net Assets	2 .06%	1 .62%	1 .65%	1.53%	1 .27%
Portfolio Turnover Rate	132 .1%	100 .3%	92 .8%	181 .1%(e)	228 .4%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager.

(d)	Expense ratio without commission rebates.

(e)	Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

See accompanying notes.

681

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004(a)

LARGECAP VALUE FUND I(b)

Institutional shares

Net Asset Value, Beginning of Period	$ 15.02	$ 13.77	$ 11.80	$ 10.53	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .22	0 .20	0 .16	0 .14	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(5 .95)	1 .46	2 .04	1.17	0 .48

Total From Investment Operations	(5 .73)	1 .66	2 .20	1.31	0 .53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .13)	(0 .10)	(0 .04)	–
Distributions from Realized Gains	(0 .33)	(0 .28)	(0 .13)	–	–

Total Dividends and Distributions	(0 .52)	(0 .41)	(0 .23)	(0 .04)	–

Net Asset Value, End of Period	$ 8.77	$ 15.02	$ 13.77	$ 11.80	$ 10.53

Total Return	(39 .42)%	12 .33%	18 .85%	12 .49%	5 .30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 874,193	$ 1,003,450	$ 563,868	$ 287,911	$ 5,225
Ratio of Expenses to Average Net Assets	0 .79%	0 .79%	0 .80%	0 .80%	0 .80%(e)
Ratio of Net Investment Income to Average Net Assets	1 .82%	1 .37%	1 .29%	1 .26%	1 .22%(e)
Portfolio Turnover Rate	52 .1%	35 .8%	41 .3%	58.9%	32.7%(e)

	2008	2007	2006	2005

LARGECAP VALUE FUND I(b)

R-1 shares

Net Asset Value, Beginning of Period	$ 14.90	$ 13.65	$ 11.71	$ 10.56
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .12	0 .07	0 .03	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	(5 .92)	1 .46	2 .04	1.14

Total From Investment Operations	(5 .80)	1 .53	2 .07	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	–	–	(0 .03)
Distributions from Realized Gains	(0 .33)	(0 .28)	(0 .13)	–

Total Dividends and Distributions	(0 .40)	(0 .28)	(0 .13)	(0 .03)

Net Asset Value, End of Period	$ 8.70	$ 14.90	$ 13.65	$ 11.71

Total Return	(39 .94)%	11 .45%	17 .78%	11.23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,370	$ 5,520	$ 4,691	$ 390
Ratio of Expenses to Average Net Assets	1 .67%	1 .67%	1 .68%	1.68%
Ratio of Net Investment Income to Average Net Assets	0 .95%	0 .52%	0 .24%	0.34%
Portfolio Turnover Rate	52 .1%	35 .8%	41 .3%	58.9%

	2008	2007	2006	2005	2004(a)

LARGECAP VALUE FUND I(b)

R-2 shares

Net Asset Value, Beginning of Period	$ 14.86	$ 13.62	$ 11.69	$ 10.50	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .13	0 .09	0 .06	0 .06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(5 .90)	1 .45	2 .01	1.17	0 .48

Total From Investment Operations	(5 .77)	1 .54	2 .07	1.23	0 .50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .02)	(0 .01)	(0 .04)	–
Distributions from Realized Gains	(0 .33)	(0 .28)	(0 .13)	–	–

Total Dividends and Distributions	(0 .41)	(0 .30)	(0 .14)	(0 .04)	–

Net Asset Value, End of Period	$ 8.68	$ 14.86	$ 13.62	$ 11.69	$ 10.50

Total Return	(39 .83)%	11 .54%	17 .78%	11.69%	5 .00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,848	$ 6,886	$ 5,462	$ 19	$ 10
Ratio of Expenses to Average Net Assets	1 .54%	1 .54%	1 .55%	1.55%	1 .55%(e)
Ratio of Net Investment Income to Average Net Assets	1 .08%	0 .64%	0 .48%	0.56%	0 .47%(e)
Portfolio Turnover Rate	52 .1%	35 .8%	41 .3%	58.9%	32.7%(e)
See accompanying notes.

682

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004(a)

LARGECAP VALUE FUND I(b)

R-3 shares

Net Asset Value, Beginning of Period	$ 14.91	$ 13.66	$ 11.72	$ 10.51	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .15	0 .12	0 .09	0 .05	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(5 .91)	1 .46	2 .01	1.20	0 .48

Total From Investment Operations	(5 .76)	1 .58	2 .10	1.25	0 .51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .05)	(0 .03)	(0 .04)	–
Distributions from Realized Gains	(0 .33)	(0 .28)	(0 .13)	–	–

Total Dividends and Distributions	(0 .44)	(0 .33)	(0 .16)	(0 .04)	–

Net Asset Value, End of Period	$ 8.71	$ 14.91	$ 13.66	$ 11.72	$ 10.51

Total Return	(39 .72)%	11 .79%	18 .04%	11.88%	5 .10%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,422	$ 7,005	$ 5,338	$ 376	$ 10
Ratio of Expenses to Average Net Assets	1 .36%	1 .36%	1 .37%	1.37%	1 .37%(e)
Ratio of Net Investment Income to Average Net Assets	1 .25%	0 .82%	0 .70%	0.48%	0 .64%(e)
Portfolio Turnover Rate	52 .1%	35 .8%	41 .3%	58.9%	32.7%(e)

	2008	2007	2006	2005	2004(a)

LARGECAP VALUE FUND I(b)

R-4 shares

Net Asset Value, Beginning of Period	$ 14.95	$ 13.69	$ 11.74	$ 10.52	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .17	0 .14	0 .11	0 .10	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(5 .93)	1 .47	2 .02	1.16	0 .48

Total From Investment Operations	(5 .76)	1 .61	2 .13	1.26	0 .52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .07)	(0 .05)	(0 .04)	–
Distributions from Realized Gains	(0 .33)	(0 .28)	(0 .13)	–	–

Total Dividends and Distributions	(0 .46)	(0 .35)	(0 .18)	(0 .04)	–

Net Asset Value, End of Period	$ 8.73	$ 14.95	$ 13.69	$ 11.74	$ 10.52

Total Return	(39 .64)%	12 .05%	18 .32%	11.99%	5 .20%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,386	$ 2,571	$ 1,271	$ 12	$ 11
Ratio of Expenses to Average Net Assets	1 .17%	1 .17%	1 .18%	1.18%	1 .18%(e)
Ratio of Net Investment Income to Average Net Assets	1 .46%	0 .98%	0 .84%	0.92%	0 .82%(e)
Portfolio Turnover Rate	52 .1%	35 .8%	41 .3%	58.9%	32.7%(e)

	2008	2007	2006	2005	2004(a)

LARGECAP VALUE FUND I(b)

R-5 shares

Net Asset Value, Beginning of Period	$ 14.98	$ 13.72	$ 11.77	$ 10.52	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .19	0 .16	0 .13	0 .12	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(5 .95)	1 .47	2 .02	1.17	0 .48

Total From Investment Operations	(5 .76)	1 .63	2 .15	1.29	0 .52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .09)	(0 .07)	(0 .04)	–
Distributions from Realized Gains	(0 .33)	(0 .28)	(0 .13)	–	–

Total Dividends and Distributions	(0 .48)	(0 .37)	(0 .20)	(0 .04)	–

Net Asset Value, End of Period	$ 8.74	$ 14.98	$ 13.72	$ 11.77	$ 10.52

Total Return	(39 .62)%	12 .15%	18 .42%	12.28%	5 .20%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,745	$ 9,406	$ 6,758	$ 2,594	$ 11
Ratio of Expenses to Average Net Assets	1 .05%	1 .05%	1 .06%	1.06%	1 .06%(e)
Ratio of Net Investment Income to Average Net Assets	1 .58%	1 .13%	1 .03%	1.02%	0 .97%(e)
Portfolio Turnover Rate	52 .1%	35 .8%	41 .3%	58.9%	32.7%(e)

(a)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(b)	Effective June 13, 2008, Partners LargeCap Value Fund I changed its name to LargeCap Value Fund I.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

See accompanying notes.

683

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

LARGECAP VALUE FUND II(b)

Institutional shares

Net Asset Value, Beginning of Period	$ 12.51	$ 11.71	$ 10.14	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .21	0 .21	0 .18	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	(4 .63)	0 .94	1 .62	0.02

Total From Investment Operations	(4 .42)	1 .15	1 .80	0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .18)	(0 .11)	–
Distributions from Realized Gains	(0 .74)	(0 .17)	(0 .12)	–

Total Dividends and Distributions	(0 .96)	(0 .35)	(0 .23)	–

Net Asset Value, End of Period	$ 7.13	$ 12.51	$ 11.71	$ 10.14

Total Return	(38 .05)%	9 .98%	18 .08%	1.40%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 115,577	$ 234,534	$ 242,210	$ 196,340
Ratio of Expenses to Average Net Assets	0 .87%	0 .85%	0 .85%	0.85%(e)
Ratio of Net Investment Income to Average Net Assets	2 .17%	1 .72%	1 .72%	1.46%(e)
Portfolio Turnover Rate	19 .7%	19 .4%	14 .8%	19.8%(e)

	2008	2007	2006	2005(a)

LARGECAP VALUE FUND II(b)

R-1 shares

Net Asset Value, Beginning of Period	$ 12.40	$ 11.62	$ 10.06	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .12	0 .10	0 .08	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	(4 .59)	0 .92	1 .62	0.01

Total From Investment Operations	(4 .47)	1 .02	1 .70	0.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .07)	(0 .02)	–
Distributions from Realized Gains	(0 .74)	(0 .17)	(0 .12)	–

Total Dividends and Distributions	(0 .86)	(0 .24)	(0 .14)	–

Net Asset Value, End of Period	$ 7.07	$ 12.40	$ 11.62	$ 10.06

Total Return	(38 .53)%	8 .91%	17 .08%	0 .60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 287	$ 155	$ 142	$ 11
Ratio of Expenses to Average Net Assets	1 .75%	1 .73%	1 .73%	1 .73%(e)
Ratio of Net Investment Income to Average Net Assets	1 .27%	0 .83%	0 .75%	0 .55%(e)
Portfolio Turnover Rate	19 .7%	19 .4%	14 .8%	19 .8%(e)

	2008	2007	2006	2005(a)

LARGECAP VALUE FUND II(b)

R-2 shares

Net Asset Value, Beginning of Period	$ 12.42	$ 11.63	$ 10.08	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .14	0 .12	0 .09	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	(4 .60)	0 .93	1 .62	0.02

Total From Investment Operations	(4 .46)	1 .05	1 .71	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .09)	(0 .04)	–
Distributions from Realized Gains	(0 .74)	(0 .17)	(0 .12)	–

Total Dividends and Distributions	(0 .88)	(0 .26)	(0 .16)	–

Net Asset Value, End of Period	$ 7.08	$ 12.42	$ 11.63	$ 10.08

Total Return	(38 .47)%	9 .13%	17 .10%	0 .80%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 250	$ 299	$ 639	$ 59
Ratio of Expenses to Average Net Assets	1 .62%	1 .60%	1 .60%	1 .60%(e)
Ratio of Net Investment Income to Average Net Assets	1 .41%	1 .03%	0 .83%	0 .70%(e)
Portfolio Turnover Rate	19 .7%	19 .4%	14 .8%	19 .8%(e)

See accompanying notes.

684

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005(a)

LARGECAP VALUE FUND II(b)

R-3 shares

Net Asset Value, Beginning of Period	$ 12.45	$ 11.66	$ 10.09	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .16	0 .14	0 .12	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	(4 .61)	0 .93	1 .63	0.03

Total From Investment Operations	(4 .45)	1 .07	1 .75	0.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .11)	(0 .06)	–
Distributions from Realized Gains	(0 .74)	(0 .17)	(0 .12)	–

Total Dividends and Distributions	(0 .90)	(0 .28)	(0 .18)	–

Net Asset Value, End of Period	$ 7.10	$ 12.45	$ 11.66	$ 10.09

Total Return	(38 .35)%	9 .31%	17 .49%	0 .90%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 982	$ 2,666	$ 1,913	$ 554
Ratio of Expenses to Average Net Assets	1 .44%	1 .42%	1 .42%	1 .42%(e)
Ratio of Net Investment Income to Average Net Assets	1 .61%	1 .12%	1 .12%	0 .69%(e)
Portfolio Turnover Rate	19 .7%	19 .4%	14 .8%	19 .8%(e)

	2008	2007	2006	2005(a)

LARGECAP VALUE FUND II(b)

R-4 shares

Net Asset Value, Beginning of Period	$ 12.48	$ 11.67	$ 10.11	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .17	0 .15	0 .09	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	(4 .62)	0 .96	1 .67	0.02

Total From Investment Operations	(4 .45)	1 .11	1 .76	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .13)	(0 .08)	–
Distributions from Realized Gains	(0 .74)	(0 .17)	(0 .12)	–

Total Dividends and Distributions	(0 .92)	(0 .30)	(0 .20)	–

Net Asset Value, End of Period	$ 7.11	$ 12.48	$ 11.67	$ 10.11

Total Return	(38 .30)%	9 .68%	17 .58%	1 .10%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 132	$ 150	$ 12	$ 10
Ratio of Expenses to Average Net Assets	1 .25%	1 .23%	1 .23%	1 .23%(e)
Ratio of Net Investment Income to Average Net Assets	1 .78%	1 .21%	0 .90%	1 .05%(e)
Portfolio Turnover Rate	19 .7%	19 .4%	14 .8%	19 .8%(e)

	2008	2007	2006	2005(a)

LARGECAP VALUE FUND II(b)

R-5 shares

Net Asset Value, Beginning of Period	$ 12.49	$ 11.70	$ 10.13	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .19	0 .17	0 .16	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	(4 .63)	0 .94	1 .62	0.01

Total From Investment Operations	(4 .44)	1 .11	1 .78	0.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .15)	(0 .09)	–
Distributions from Realized Gains	(0 .74)	(0 .17)	(0 .12)	–

Total Dividends and Distributions	(0 .93)	(0 .32)	(0 .21)	–

Net Asset Value, End of Period	$ 7.12	$ 12.49	$ 11.70	$ 10.13

Total Return	(38 .20)%	9 .61%	17 .79%	1 .30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,500	$ 2,624	$ 2,545	$ 457
Ratio of Expenses to Average Net Assets	1 .13%	1 .11%	1 .11%	1 .11%(e)
Ratio of Net Investment Income to Average Net Assets	1 .92%	1 .42%	1 .44%	1 .42%(e)
Portfolio Turnover Rate	19 .7%	19 .4%	14 .8%	19 .8%(e)

(a)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(b)	Effective June 13, 2008, Partners LargeCap Value Fund II changed its name to LargeCap Value Fund II.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

See accompanying notes.

685

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		2008		2007	2006	2005	2004

LARGECAP VALUE FUND III(a)

Class J shares

Net Asset Value, Beginning of Period	$ 15.67		$ 15.38		$ 13.34	$ 12 .58	$ 11 .34
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)		0 .23		0 .18	0 .15	0 .10	0.08
Net Realized and Unrealized Gain (Loss) on Investments		(6 .40)		0 .96	2 .48	0.93	1 .23

Total From Investment Operations		(6 .17)		1 .14	2 .63	1.03	1 .31
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .20)		(0 .14)	(0 .08)	(0 .17)	(0 .07)
Distributions from Realized Gains		(0 .94)		(0 .71)	(0 .51)	(0 .10)	–

Total Dividends and Distributions		(1 .14)		(0 .85)	(0 .59)	(0 .27)	(0 .07)

Net Asset Value, End of Period	$ 8.36		$ 15.67		$ 15.38	$ 13 .34	$ 12 .58

Total Return(c)	(42 .26)%			7 .62%	20 .37%	8.25%	11 .56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 66,714		$ 132,320		$ 104,621	$ 69,104	$ 41,043
Ratio of Expenses to Average Net Assets		1 .34%		1 .40%	1 .47%	1 .54%	1 .63%
Ratio of Gross Expenses to Average Net Assets(d)		–		–	–	–	1 .64%(e)
Ratio of Net Investment Income to Average Net Assets		1 .89%		1 .16%	1 .03%	0 .78%	0 .64%
Portfolio Turnover Rate		55 .3%		29 .2%	20 .7%	28 .1%(f)	26 .4%

	2008		2007		2006	2005	2004

LARGECAP VALUE FUND III(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 15.91	$ 15.61		$ 13.54		$ 12.67	$ 11.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .29		0 .29		0 .25	0 .21	0.18
Net Realized and Unrealized Gain (Loss) on
Investments	(6 .48)		0 .97		2 .51	0.94	1 .24

Total From Investment Operations	(6 .19)		1 .26		2 .76	1.15	1 .42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)		(0 .25)		(0 .18)	(0 .18)	(0 .17)
Distributions from Realized Gains	(0 .94)		(0 .71)		(0 .51)	(0 .10)	–

Total Dividends and Distributions	(1 .23)		(0 .96)		(0 .69)	(0 .28)	(0 .17)

Net Asset Value, End of Period	$ 8.49	$ 15.91		$ 15.61		$ 13.54	$ 12.67

Total Return	(41 .96)%		8 .33%		21 .18%	9 .14%	12 .56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,592,265	$ 2,156,908		$ 2,028,156		$ 1,397,435	$ 1,170,226
Ratio of Expenses to Average Net Assets	0 .77%		0 .76%		0 .77%	0 .78%	0 .78%
Ratio of Gross Expenses to Average Net Assets	–		–		–	–	0 .80%(e)
Ratio of Net Investment Income to Average Net Assets.	2 .44%		1 .82%		1 .73%	1.58%	1 .50%
Portfolio Turnover Rate	55 .3%		29 .2%		20 .7%	28 .1%(f)	26 .4%

		2008		2007	2006	2005

LARGECAP VALUE FUND III(a)

R-1 shares

Net Asset Value, Beginning of Period	$ 15.75		$ 15.46		$ 13.41	$ 12.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)		0 .19		0 .14	0 .11	0 .06
Net Realized and Unrealized Gain (Loss) on Investments		(6 .43)		0 .97	2 .51	0.93

Total From Investment Operations		(6 .24)		1 .11	2 .62	0.99
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .17)		(0 .11)	(0 .06)	(0 .17)
Distributions from Realized Gains		(0 .94)		(0 .71)	(0 .51)	(0 .10)

Total Dividends and Distributions		(1 .11)		(0 .82)	(0 .57)	(0 .27)

Net Asset Value, End of Period	$ 8.40		$ 15.75		$ 15.46	$ 13.41

Total Return		(42 .45)%		7 .36%	20 .17%	7 .85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,834		$ 8,782		$ 5,896	$ 383
Ratio of Expenses to Average Net Assets		1 .65%		1 .64%	1 .65%	1.66%
Ratio of Net Investment Income to Average Net Assets		1 .57%		0 .90%	0 .78%	0.43%
Portfolio Turnover Rate		55 .3%		29 .2%	20 .7%	28 .1%(f)

See accompanying notes.

686

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP VALUE FUND III(a)

R-2 shares

Net Asset Value, Beginning of Period	$ 15.66	$ 15.38	$ 13.35	$ 12.59	$ 11.35
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .21	0 .17	0 .14	0 .11	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(6 .40)	0 .95	2 .48	0.92	1 .24

Total From Investment Operations	(6 .19)	1 .12	2 .62	1.03	1 .33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .13)	(0 .08)	(0 .17)	(0 .09)
Distributions from Realized Gains	(0 .94)	(0 .71)	(0 .51)	(0 .10)	–

Total Dividends and Distributions	(1 .12)	(0 .84)	(0 .59)	(0 .27)	(0 .09)

Net Asset Value, End of Period	$ 8.35	$ 15.66	$ 15.38	$ 13.35	$ 12.59

Total Return	(42 .36)%	7 .48%	20 .27%	8 .24%	11 .73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,923	$ 63,577	$ 61,713	$ 43,523	$ 33,241
Ratio of Expenses to Average Net Assets	1 .52%	1 .51%	1 .52%	1.53%	1 .54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .55%(e)
Ratio of Net Investment Income to Average Net Assets	1 .72%	1 .07%	0 .99%	0.81%	0 .72%
Portfolio Turnover Rate	55 .3%	29 .2%	20 .7%	28 .1%(f)	26 .4%

	2008	2007	2006	2005	2004

LARGECAP VALUE FUND III(a)

R-3 shares

Net Asset Value, Beginning of Period	$ 16.16	$ 15.84	$ 13.73	$ 12.92	$ 11.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .24	0 .20	0 .17	0 .13	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(6 .62)	0 .98	2 .55	0.95	1 .27

Total From Investment Operations	(6 .38)	1 .18	2 .72	1.08	1 .38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .15)	(0 .10)	(0 .17)	(0 .10)
Distributions from Realized Gains	(0 .94)	(0 .71)	(0 .51)	(0 .10)	–

Total Dividends and Distributions	(1 .14)	(0 .86)	(0 .61)	(0 .27)	(0 .10)

Net Asset Value, End of Period	$ 8.64	$ 16.16	$ 15.84	$ 13.73	$ 12.92

Total Return	(42 .26)%	7 .69%	20 .49%	8 .44%	11 .95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 60,137	$ 139,292	$ 93,399	$ 58,191	$ 34,752
Ratio of Expenses to Average Net Assets	1 .34%	1 .33%	1 .34%	1 .35%	1 .36%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .37%(e)
Ratio of Net Investment Income to Average Net Assets	1 .90%	1 .24%	1 .15%	0 .97%	0 .90%
Portfolio Turnover Rate	55 .3%	29 .2%	20 .7%	28 .1%(f)	26 .4%

	2008	2007	2006	2005	2004

LARGECAP VALUE FUND III(a)

R-4 shares

Net Asset Value, Beginning of Period	$ 15.80	$ 15.51	$ 13.46	$ 12.64	$ 11.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .26	0 .22	0 .19	0 .15	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(6 .46)	0 .97	2 .50	0.95	1 .26

Total From Investment Operations	(6 .20)	1 .19	2 .69	1.10	1 .38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .19)	(0 .13)	(0 .18)	(0 .13)
Distributions from Realized Gains	(0 .94)	(0 .71)	(0 .51)	(0 .10)	–

Total Dividends and Distributions	(1 .17)	(0 .90)	(0 .64)	(0 .28)	(0 .13)

Net Asset Value, End of Period	$ 8.43	$ 15.80	$ 15.51	$ 13.46	$ 12.64

Total Return	(42 .16)%	7 .90%	20 .69%	8 .73%	12 .17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,519	$ 59,964	$ 42,774	$ 23,754	$ 13,694
Ratio of Expenses to Average Net Assets	1 .15%	1 .14%	1 .15%	1.16%	1 .17%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .18%(e)
Ratio of Net Investment Income to Average Net Assets	2 .12%	1 .40%	1 .34%	1.14%	0 .98%
Portfolio Turnover Rate	55 .3%	29 .2%	20 .7%	28 .1%(f)	26 .4%

See accompanying notes.

687

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

LARGECAP VALUE FUND III(a)

R-5 shares

Net Asset Value, Beginning of Period	$ 15.88	$ 15.58	$ 13.51	$ 12 .68	$ 11 .43
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .27	0 .24	0 .21	0 .17	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(6 .49)	0 .98	2 .52	0.94	1 .24

Total From Investment Operations	(6 .22)	1 .22	2 .73	1.11	1 .39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)	(0 .21)	(0 .15)	(0 .18)	(0 .14)
Distributions from Realized Gains	(0 .94)	(0 .71)	(0 .51)	(0 .10)	–

Total Dividends and Distributions	(1 .19)	(0 .92)	(0 .66)	(0 .28)	(0 .14)

Net Asset Value, End of Period	$ 8.47	$ 15.88	$ 15.58	$ 13 .51	$ 12 .68

Total Return	(42 .13)%	8 .06%	20 .91%	8 .79%	12 .26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 47,854	$ 136,082	$ 116,652	$ 67,032	$ 45,729
Ratio of Expenses to Average Net Assets	1 .03%	1 .02%	1 .03%	1 .04%	1 .04%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .06%(e)
Ratio of Net Investment Income to Average Net Assets	2 .21%	1 .54%	1 .46%	1 .29%	1 .23%
Portfolio Turnover Rate	55 .3%	29 .2%	20 .7%	28 .1%(f)	26 .4%

(a) Effective June 13, 2008, Partners LargeCap Value Fund changed its name to LargeCap Value Fund III.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the contingent deferred sales charge.

(d) Excludes expense reimbursement from Manager and/or custodian credits.

(e) Expense ratio without commission rebates.

(f) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

See accompanying notes.

688

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

MIDCAP BLEND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 15.60	$ 14.58	$ 13.52	$ 12.75	$ 11.20
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .03)	(0 .03)	(0 .01)	0 .05	–
Net Realized and Unrealized Gain (Loss) on Investments	(4 .81)	2 .47	1 .78	1.61	1 .61

Total From Investment Operations	(4 .84)	2 .44	1 .77	1.66	1 .61
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .02)	(0 .01)
Distributions from Realized Gains	(1 .48)	(1 .42)	(0 .71)	(0 .87)	(0 .05)

Total Dividends and Distributions	(1 .48)	(1 .42)	(0 .71)	(0 .89)	(0 .06)

Net Asset Value, End of Period	$ 9.28	$ 15.60	$ 14.58	$ 13.52	$ 12.75

Total Return(b)	(34 .09)%	18 .00%	13 .54%	13 .53%	14 .32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 128,240	$ 212,869	$ 157,731	$ 117,300	$ 75,490
Ratio of Expenses to Average Net Assets	1 .22%	1 .28%	1 .35%	1 .43%	1 .49%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	–	1.49%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .21)%	(0 .23)%	(0 .07)%	0 .35%	0 .27%
Portfolio Turnover Rate	26 .8%	30 .6%	43 .4%	133 .8%(e)	60 .8%(f)

	2008	2007	2006	2005	2004

MIDCAP BLEND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 15.99	$ 14.92	$ 13.79	$ 12.90	$ 11.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .04	0 .04	0 .09	0 .15	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(4 .96)	2 .53	1 .83	1.64	1 .76

Total From Investment Operations	(4 .92)	2 .57	1 .92	1.79	1 .78
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .08)	(0 .08)	(0 .03)	(0 .11)
Distributions from Realized Gains	(1 .48)	(1 .42)	(0 .71)	(0 .87)	(0 .05)

Total Dividends and Distributions	(1 .48)	(1 .50)	(0 .79)	(0 .90)	(0 .16)

Net Asset Value, End of Period	$ 9.59	$ 15.99	$ 14.92	$ 13.79	$ 12.90

Total Return	(33 .73)%	18 .64%	14 .43%	14.42%	15 .89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,740	$ 1,378	$ 13	$ 12	$ 11
Ratio of Expenses to Average Net Assets	0 .65%	0 .64%	0 .64%	0.65%	0 .64%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .65%(d)
Ratio of Net Investment Income to Average Net Assets	0 .30%	0 .23%	0 .65%	1.15%	1 .71%
Portfolio Turnover Rate	26 .8%	30 .6%	43 .4%	133 .8%(e)	60 .8%(f)

	2008	2007	2006	2005

MIDCAP BLEND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 15.73	$ 14.73	$ 13.68	$ 12.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .07)	(0 .07)	(0 .04)	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	(4 .84)	2 .49	1 .80	1.67

Total From Investment Operations	(4 .91)	2 .42	1 .76	1.69
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .02)
Distributions from Realized Gains	(1 .48)	(1 .42)	(0 .71)	(0 .87)

Total Dividends and Distributions	(1 .48)	(1 .42)	(0 .71)	(0 .89)

Net Asset Value, End of Period	$ 9.34	$ 15.73	$ 14.73	$ 13.68

Total Return	(34 .27)%	17 .66%	13 .30%	13.61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 954	$ 1,323	$ 467	$ 278
Ratio of Expenses to Average Net Assets	1 .53%	1 .52%	1 .52%	1.53%
Ratio of Net Investment Income to Average Net Assets	(0 .53)%	(0 .49)%	(0 .26)%	0.17%
Portfolio Turnover Rate	26 .8%	30 .6%	43 .4%	133 .8%(e)

See accompanying notes.

689

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

MIDCAP BLEND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 15.74	$ 14.71	$ 13.64	$ 12.85	$ 11.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .05)	(0 .05)	(0 .01)	0 .04	–
Net Realized and Unrealized Gain (Loss) on Investments	(4 .85)	2 .50	1 .79	1.65	1 .63

Total From Investment Operations	(4 .90)	2 .45	1 .78	1.69	1 .63
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .03)	(0 .03)
Distributions from Realized Gains	(1 .48)	(1 .42)	(0 .71)	(0 .87)	(0 .05)

Total Dividends and Distributions	(1 .48)	(1 .42)	(0 .71)	(0 .90)	(0 .08)

Net Asset Value, End of Period	$ 9.36	$ 15.74	$ 14.71	$ 13.64	$ 12.85

Total Return	(34 .18)%	17 .90%	13 .49%	13.59%	14 .39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,552	$ 3,312	$ 2,631	$ 3,212	$ 934
Ratio of Expenses to Average Net Assets	1 .40%	1 .39%	1 .39%	1.40%	1 .40%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.40%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .40)%	(0 .34)%	(0 .10)%	0.34%	0 .28%
Portfolio Turnover Rate	26 .8%	30 .6%	43 .4%	133 .8%(e)	60 .8%(f)

	2008	2007	2006	2005	2004

MIDCAP BLEND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 15.91	$ 14.83	$ 13.72	$ 12.90	$ 11.32
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .03)	(0 .03)	0 .01	0 .08	–
Net Realized and Unrealized Gain (Loss) on Investments	(4 .92)	2 .53	1 .81	1.64	1 .68

Total From Investment Operations	(4 .95)	2 .50	1 .82	1.72	1 .68
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .03)	(0 .05)
Distributions from Realized Gains	(1 .48)	(1 .42)	(0 .71)	(0 .87)	(0 .05)

Total Dividends and Distributions	(1 .48)	(1 .42)	(0 .71)	(0 .90)	(0 .10)

Net Asset Value, End of Period	$ 9.48	$ 15.91	$ 14.83	$ 13.72	$ 12.90

Total Return	(34 .12)%	18 .12%	13 .72%	13.79%	14 .83%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,650	$ 10,101	$ 6,374	$ 3,207	$ 3,084
Ratio of Expenses to Average Net Assets	1 .22%	1 .21%	1 .21%	1.22%	1 .22%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.22%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .21)%	(0 .17)%	0 .07%	0.57%	0 .28%
Portfolio Turnover Rate	26 .8%	30 .6%	43 .4%	133 .8%(e)	60 .8%(f)

	2008	2007	2006	2005	2004

MIDCAP BLEND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 16.13	$ 15.02	$ 13.90	$ 13.04	$ 11.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	–	–	0 .03	0 .10	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(5 .00)	2 .56	1 .82	1.66	1 .81

Total From Investment Operations	(5 .00)	2 .56	1 .85	1.76	1 .82
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .03)	(0 .02)	(0 .03)	(0 .07)
Distributions from Realized Gains	(1 .48)	(1 .42)	(0 .71)	(0 .87)	(0 .05)

Total Dividends and Distributions	(1 .48)	(1 .45)	(0 .73)	(0 .90)	(0 .12)

Net Asset Value, End of Period	$ 9.65	$ 16.13	$ 15.02	$ 13.90	$ 13.04

Total Return	(33 .95)%	18 .29%	13 .80%	13.98%	16 .07%(g)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,998	$ 6,618	$ 5,352	$ 2,992	$ 1,176
Ratio of Expenses to Average Net Assets	1 .03%	1 .02%	1 .02%	1.03%	1 .03%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.03%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .03)%	0 .03%	0 .23%	0.78%	1 .13%
Portfolio Turnover Rate	26 .8%	30 .6%	43 .4%	133 .8%(e)	60 .8%(f)

See accompanying notes.

690

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

MIDCAP BLEND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 15.98	$ 14.90	$ 13.78	$ 12.92	$ 11.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .02	0 .02	0 .06	0 .11	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(4 .96)	2 .52	1 .81	1.65	1 .68

Total From Investment Operations	(4 .94)	2 .54	1 .87	1.76	1 .69
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .04)	(0 .04)	(0 .03)	(0 .08)
Distributions from Realized Gains	(1 .48)	(1 .42)	(0 .71)	(0 .87)	(0 .05)

Total Dividends and Distributions	(1 .48)	(1 .46)	(0 .75)	(0 .90)	(0 .13)

Net Asset Value, End of Period	$ 9.56	$ 15.98	$ 14.90	$ 13.78	$ 12.92

Total Return	(33 .89)%	18 .39%	14 .06%	14.13%	14 .95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,606	$ 26,379	$ 20,033	$ 23,927	$ 5,514
Ratio of Expenses to Average Net Assets	0 .91%	0 .90%	0 .90%	0.91%	0 .91%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.91%(d)
Ratio of Net Investment Income to Average Net Assets	0 .12%	0 .15%	0 .42%	0.84%	0 .85%
Portfolio Turnover Rate	26 .8%	30 .6%	43 .4%	133 .8%(e)	60 .8%(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated without the contingent deferred sales charge.

(c) Excludes expense reimbursement from Manager.

(d) Expense ratio without commission rebates.

(e) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

(f) Portfolio turnover rate excludes approximately $3,858,000 from portfolio realignment from the acquisition of Partners MidCap Blend Fund.

(g) During fiscal year 2004, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes.

691

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND

Class J shares

Net Asset Value, Beginning of Period	$ 8.33	$ 6.32	$ 5.95	$ 5.17	$ 5.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .05)	(0 .06)	(0 .06)	(0 .07)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .67)	2 .07	0 .43	0.85	0 .17

Total From Investment Operations	(2 .72)	2 .01	0 .37	0.78	0 .11
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .57)	–	–	–	–

Total Dividends and Distributions	(0 .57)	–	–	–	–

Net Asset Value, End of Period	$ 5.04	$ 8.33	$ 6.32	$ 5.95	$ 5.17

Total Return(b)	(35 .11)%	31 .80%	6 .22%	15 .09%	2 .17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,448	$ 28,144	$ 20,359	$ 18,341	$ 14,824
Ratio of Expenses to Average Net Assets	1 .42%	1 .44%	1 .48%	1.58%	1 .65%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	–	1 .65%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .72)%	(0 .85)%	(0 .98)%	(1 .21)%	(1 .13)%
Portfolio Turnover Rate	161 .7%	153 .9%	146 .1%	233 .8%	324 .2%

	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 8.87	$ 6.68	$ 6.24	$ 5.37	$ 5.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	–	–	(0 .01)	(0 .01)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .87)	2 .19	0 .45	0.88	0 .17

Total From Investment Operations	(2 .87)	2 .19	0 .44	0.87	0 .16
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .57)	–	–	–	–

Total Dividends and Distributions	(0 .57)	–	–	–	–

Net Asset Value, End of Period	$ 5.43	$ 8.87	$ 6.68	$ 6.24	$ 5.37

Total Return	(34 .65)%	32 .78%	7 .05%	16 .20%	3 .07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,287	$ 9,799	$ 3,945	$ 11	$ 5,937
Ratio of Expenses to Average Net Assets	0 .71%	0 .65%	0 .65%	0.65%	0 .65%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .65%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .01)%	(0 .05)%	(0 .18)%	(0 .18)%	(0 .13)%
Portfolio Turnover Rate	161 .7%	153 .9%	146 .1%	233 .8%	324 .2%

	2008	2007	2006	2005

MIDCAP GROWTH FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 8.64	$ 6.56	$ 6.18	$ 5.37
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .06)	(0 .07)	(0 .07)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .77)	2 .15	0 .45	0.88

Total From Investment Operations	(2 .83)	2 .08	0 .38	0.81
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .57)	–	–	–

Total Dividends and Distributions	(0 .57)	–	–	–

Net Asset Value, End of Period	$ 5.24	$ 8.64	$ 6.56	$ 6.18

Total Return	(35 .13)%	31 .71%	6 .15%	15 .08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 658	$ 272	$ 120	$ 11
Ratio of Expenses to Average Net Assets	1 .59%	1 .53%	1 .53%	1.53%
Ratio of Net Investment Income to Average Net Assets	(0 .88)%	(0 .95)%	(1 .05)%	(1 .15)%
Portfolio Turnover Rate	161 .7%	153 .9%	146 .1%	233 .8%

See accompanying notes.

692

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 8.84	$ 6.71	$ 6.32	$ 5.48	$ 5.35
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .06)	(0 .06)	(0 .06)	(0 .06)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .83)	2 .19	0 .45	0.90	0 .18

Total From Investment Operations	(2 .89)	2 .13	0 .39	0.84	0 .13
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .57)	–	–	–	–

Total Dividends and Distributions	(0 .57)	–	–	–	–

Net Asset Value, End of Period	$ 5.38	$ 8.84	$ 6.71	$ 6.32	$ 5.48

Total Return	(35 .01)%	31 .74%	6 .17%	15 .33%	2 .43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 625	$ 731	$ 1,992	$ 843	$ 689
Ratio of Expenses to Average Net Assets	1 .46%	1 .40%	1 .40%	1.40%	1 .40%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .40%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .74)%	(0 .81)%	(0 .90)%	(1 .03)%	(0 .88)%
Portfolio Turnover Rate	161 .7%	153 .9%	146 .1%	233 .8%	324 .2%

	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 8.96	$ 6.79	$ 6.38	$ 5.52	$ 5.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .04)	(0 .05)	(0 .05)	(0 .05)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .88)	2 .22	0 .46	0.91	0 .18

Total From Investment Operations	(2 .92)	2 .17	0 .41	0.86	0 .14
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .57)	–	–	–	–

Total Dividends and Distributions	(0 .57)	–	–	–	–

Net Asset Value, End of Period	$ 5.47	$ 8.96	$ 6.79	$ 6.38	$ 5.52

Total Return	(34 .86)%	31 .96%	6 .43%	15 .58%	2 .60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,699	$ 1,582	$ 1,821	$ 555	$ 46
Ratio of Expenses to Average Net Assets	1 .28%	1 .22%	1 .22%	1.22%	1 .22%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .22%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .57)%	(0 .61)%	(0 .72)%	(0 .87)%	(0 .74)%
Portfolio Turnover Rate	161 .7%	153 .9%	146 .1%	233 .8%	324 .2%

	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.07	$ 6.85	$ 6.43	$ 5.56	$ 5.41
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .03)	(0 .03)	(0 .04)	(0 .04)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .93)	2 .25	0 .46	0.91	0 .18

Total From Investment Operations	(2 .96)	2 .22	0 .42	0.87	0 .15
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .57)	–	–	–	–

Total Dividends and Distributions	(0 .57)	–	–	–	–

Net Asset Value, End of Period	$ 5.54	$ 9.07	$ 6.85	$ 6.43	$ 5.56

Total Return	(34 .88)%	32 .41%	6 .53%	15 .65%	2 .77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,010	$ 428	$ 347	$ 28	$ 24
Ratio of Expenses to Average Net Assets	1 .09%	1 .03%	1 .03%	1.03%	1 .02%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .03%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .40)%	(0 .44)%	(0 .55)%	(0 .69)%	(0 .50)%
Portfolio Turnover Rate	161 .7%	153 .9%	146 .1%	233 .8%	324 .2%

See accompanying notes.

693

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.15	$ 6.91	$ 6.47	$ 5.59	$ 5.43
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .02)	(0 .03)	(0 .03)	(0 .03)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .96)	2 .27	0 .47	0.91	0 .18

Total From Investment Operations	(2 .98)	2 .24	0 .44	0.88	0 .16
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .57)	–	–	–	–

Total Dividends and Distributions	(0 .57)	–	–	–	–

Net Asset Value, End of Period	$ 5.60	$ 9.15	$ 6.91	$ 6.47	$ 5.59

Total Return	(34 .79)%	32 .42%	6 .80%	15 .74%	2 .95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,561	$ 4,651	$ 1,410	$ 166	$ 80
Ratio of Expenses to Average Net Assets	0 .97%	0 .91%	0 .91%	0.91%	0 .91%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .91%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .24)%	(0 .34)%	(0 .42)%	(0 .54)%	(0 .42)%
Portfolio Turnover Rate	161 .7%	153 .9%	146 .1%	233 .8%	324 .2%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager.

(d)	Expense ratio without commission rebates.

See accompanying notes.

694

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004(a)

MIDCAP GROWTH FUND I(b)

Institutional shares

Net Asset Value, Beginning of Period	$ 13.34	$ 12.80	$ 11.90	$ 10.18	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .01)	–	–	(0 .03)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .92)	2 .13	1 .62	1.75	0 .22

Total From Investment Operations	(4 .93)	2 .13	1 .62	1.72	0 .18
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .40)	(1 .59)	(0 .72)	–	–

Total Dividends and Distributions	(1 .40)	(1 .59)	(0 .72)	–	–

Net Asset Value, End of Period	$ 7.01	$ 13.34	$ 12.80	$ 11.90	$ 10.18

Total Return	(41 .16)%	18 .18%	13 .97%	16 .90%	1 .80%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 164,793	$ 311,595	$ 249,162	$ 250,351	$ 128,884
Ratio of Expenses to Average Net Assets	1 .02%	1 .00%	1 .00%	1 .00%	0 .98%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .00%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .06)%	0 .02%	0 .01%	(0 .30)%	(0 .49)%(e)
Portfolio Turnover Rate	98 .8%	120 .6%	133 .4%	84.5%	91.1%(e)

	2008	2007	2006	2005

MIDCAP GROWTH FUND I(b)

R-1 shares

Net Asset Value, Beginning of Period	$ 12.96	$ 12.57	$ 11.80	$ 10.19
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .09)	(0 .11)	(0 .11)	(0 .13)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .74)	2 .09	1 .60	1.74

Total From Investment Operations	(4 .83)	1 .98	1 .49	1.61
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .40)	(1 .59)	(0 .72)	–

Total Dividends and Distributions	(1 .40)	(1 .59)	(0 .72)	–

Net Asset Value, End of Period	$ 6.73	$ 12.96	$ 12.57	$ 11.80

Total Return	(41 .64)%	17 .22%	12 .93%	15.80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,077	$ 1,103	$ 232	$ 130
Ratio of Expenses to Average Net Assets	1 .90%	1 .88%	1 .88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(0 .94)%	(0 .91)%	(0 .87)%	(1 .09)%
Portfolio Turnover Rate	98 .8%	120 .6%	133 .4%	84.5%

	2008	2007	2006	2005	2004(g)

MIDCAP GROWTH FUND I(b)

R-2 shares

Net Asset Value, Beginning of Period	$ 12.96	$ 12 .56	$ 11 .77	$ 10 .15	$ 10.24
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .08)	(0 .09)	(0 .09)	(0 .12)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .75)	2 .08	1 .60	1.74	(0 .04)

Total From Investment Operations	(4 .83)	1 .99	1 .51	1.62	(0 .09)
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .40)	(1 .59)	(0 .72)	–	–

Total Dividends and Distributions	(1 .40)	(1 .59)	(0 .72)	–	–

Net Asset Value, End of Period	$ 6.73	$ 12 .96	$ 12 .56	$ 11 .77	$ 10.15

Total Return	(41 .64)%	17 .34%	13 .15%	15.96%	(0.88)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,035	$ 3,685	$ 1,729	$ 522	$ 241
Ratio of Expenses to Average Net Assets	1 .77%	1 .75%	1 .75%	1.75%	1 .72%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .75%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .81)%	(0 .73)%	(0 .74)%	(1 .05)%	(1 .22)%(e)
Portfolio Turnover Rate	98 .8%	120 .6%	133 .4%	84 .5%	91.1%(e)

See accompanying notes.

695

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004(g)

MIDCAP GROWTH FUND I(b)

R-3 shares

Net Asset Value, Beginning of Period	$ 13.05	$ 12 .62	$ 11 .80	$ 10 .16	$ 10.24
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .06)	(0 .06)	(0 .07)	(0 .10)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .79)	2 .08	1 .61	1.74	(0 .04)

Total From Investment Operations	(4 .85)	2 .02	1 .54	1.64	(0 .08)
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .40)	(1 .59)	(0 .72)	–	–

Total Dividends and Distributions	(1 .40)	(1 .59)	(0 .72)	–	–

Net Asset Value, End of Period	$ 6.80	$ 13 .05	$ 12 .62	$ 11 .80	$ 10.16

Total Return	(41 .50)%	17 .50%	13 .38%	16.14%	(0.78)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,786	$ 3,329	$ 2,601	$ 1,206	$ 735
Ratio of Expenses to Average Net Assets	1 .59%	1 .57%	1 .57%	1.57%	1 .44%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .57%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .63)%	(0 .52)%	(0 .59)%	(0 .88)%	(0 .86)%(e)
Portfolio Turnover Rate	98 .8%	120 .6%	133 .4%	84 .5%	91.1%(e)

	2008	2007	2006	2005	2004(g)

MIDCAP GROWTH FUND I(b)

R-4 shares

Net Asset Value, Beginning of Period	$ 13.16	$ 12 .67	$ 11 .83	$ 10 .17	$ 10.24
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .05)	(0 .05)	(0 .05)	(0 .08)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .83)	2 .13	1 .61	1.74	(0 .03)

Total From Investment Operations	(4 .88)	2 .08	1 .56	1.66	(0 .07)
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .40)	(1 .59)	(0 .72)	–	–

Total Dividends and Distributions	(1 .40)	(1 .59)	(0 .72)	–	–

Net Asset Value, End of Period	$ 6.88	$ 13 .16	$ 12 .67	$ 11 .83	$ 10.17

Total Return	(41 .36)%	17 .95%	13 .52%	16.32%	(0.68)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,430	$ 3,603	$ 1,065	$ 314	$ 10
Ratio of Expenses to Average Net Assets	1 .40%	1 .38%	1 .38%	1.38%	1 .35%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .38%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .44)%	(0 .40)%	(0 .40)%	(0 .70)%	(0 .86)%(e)
Portfolio Turnover Rate	98 .8%	120 .6%	133 .4%	84 .5%	91.1%(e)

	2008	2007	2006	2005	2004(g)

MIDCAP GROWTH FUND I(b)

R-5 shares

Net Asset Value, Beginning of Period	$ 13.23	$ 12 .73	$ 11 .87	$ 10 .17	$ 10.24
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .03)	(0 .04)	(0 .03)	(0 .06)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .88)	2 .13	1 .61	1.76	(0 .04)

Total From Investment Operations	(4 .91)	2 .09	1 .58	1.70	(0 .07)
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .40)	(1 .59)	(0 .72)	–	–

Total Dividends and Distributions	(1 .40)	(1 .59)	(0 .72)	–	–

Net Asset Value, End of Period	$ 6.92	$ 13 .23	$ 12 .73	$ 11 .87	$ 10.17

Total Return	(41 .37)%	17 .94%	13 .65%	16.72%	(0.68)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,480	$ 4,921	$ 1,295	$ 1,016	$ 161
Ratio of Expenses to Average Net Assets	1 .28%	1 .26%	1 .26%	1.26%	1 .23%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .26%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .31)%	(0 .29)%	(0 .28)%	(0 .56)%	(0 .67)%(e)
Portfolio Turnover Rate	98 .8%	120 .6%	133 .4%	84 .5%	91.1%(e)

(a)	Period from December 29, 2003, date operations commenced, through October 31, 2004.

(b)	Effective June 13, 2008, Partners MidCap Growth Fund I changed its name to MidCap Growth Fund I.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.

(g)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

See accompanying notes.

696

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

MIDCAP GROWTH FUND II(b)

Institutional shares

Net Asset Value, Beginning of Period	$ 11.99	$ 11.90	$ 10.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .03)	(0 .04)	(0 .02)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .26)	1 .32	1 .16	0.83

Total From Investment Operations	(5 .29)	1 .28	1 .14	0.80
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .99)	(1 .19)	(0 .04)	–

Total Dividends and Distributions	(0 .99)	(1 .19)	(0 .04)	–

Net Asset Value, End of Period	$ 5.71	$ 11.99	$ 11.90	$ 10.80

Total Return	(47 .95)%	11 .20%	10 .60%	8.00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 191,051	$ 540,371	$ 538,894	$ 445,559
Ratio of Expenses to Average Net Assets	1 .01%	1 .00%	1 .00%	1.00%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .33)%	(0 .34)%	(0 .14)%	(0 .29)%(e)
Portfolio Turnover Rate	224 .7%	194 .8%	160 .5%	126.4%(e)

	2008	2007	2006	2005(a)

MIDCAP GROWTH FUND II(b)

R-1 shares

Net Asset Value, Beginning of Period	$ 11.62	$ 11.66	$ 10.68	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .11)	(0 .14)	(0 .14)	(0 .11)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .05)	1 .29	1 .16	0.79

Total From Investment Operations	(5 .16)	1 .15	1 .02	0.68
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .99)	(1 .19)	(0 .04)	–

Total Dividends and Distributions	(0 .99)	(1 .19)	(0 .04)	–

Net Asset Value, End of Period	$ 5.47	$ 11.62	$ 11.66	$ 10.68

Total Return	(48 .39)%	10 .24%	9 .59%	6 .80%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,454	$ 3,131	$ 1,958	$ 47
Ratio of Expenses to Average Net Assets	1 .89%	1 .88%	1 .88%	1 .88%(e)
Ratio of Net Investment Income to Average Net Assets	(1 .22)%	(1 .22)%	(1 .20)%	(1 .28)%(e)
Portfolio Turnover Rate	224 .7%	194 .8%	160 .5%	126 .4%(e)

	2008	2007	2006	2005(a)

MIDCAP GROWTH FUND II(b)

R-2 shares

Net Asset Value, Beginning of Period	$ 11.67	$ 11.68	$ 10.69	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .10)	(0 .12)	(0 .10)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .08)	1 .30	1 .13	0.79

Total From Investment Operations	(5 .18)	1 .18	1 .03	0.69
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .99)	(1 .19)	(0 .04)	–

Total Dividends and Distributions	(0 .99)	(1 .19)	(0 .04)	–

Net Asset Value, End of Period	$ 5.50	$ 11.67	$ 11.68	$ 10.69

Total Return	(48 .35)%	10 .49%	9 .67%	6 .90%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,150	$ 2,641	$ 1,707	$ 210
Ratio of Expenses to Average Net Assets	1 .76%	1 .75%	1 .75%	1 .75%(e)
Ratio of Net Investment Income to Average Net Assets	(1 .09)%	(1 .09)%	(0 .89)%	(1 .15)%(e)
Portfolio Turnover Rate	224 .7%	194 .8%	160 .5%	126 .4%(e)

See accompanying notes.

697

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005(a)

MIDCAP GROWTH FUND II(b)

R-3 shares

Net Asset Value, Beginning of Period	$ 11.73	$ 11.72	$ 10.70	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .08)	(0 .10)	(0 .10)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .12)	1 .30	1 .16	0.78

Total From Investment Operations	(5 .20)	1 .20	1 .06	0.70
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .99)	(1 .19)	(0 .04)	–

Total Dividends and Distributions	(0 .99)	(1 .19)	(0 .04)	–

Net Asset Value, End of Period	$ 5.54	$ 11.73	$ 11.72	$ 10.70

Total Return	(48 .27)%	10 .64%	9 .95%	7 .00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,701	$ 11,328	$ 9,831	$ 1,289
Ratio of Expenses to Average Net Assets	1 .58%	1 .57%	1 .57%	1 .57%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .91)%	(0 .91)%	(0 .88)%	(0 .95)%(e)
Portfolio Turnover Rate	224 .7%	194 .8%	160 .5%	126 .4%(e)

	2008	2007	2006	2005(a)

MIDCAP GROWTH FUND II(b)

R-4 shares

Net Asset Value, Beginning of Period	$ 11.78	$ 11.75	$ 10.71	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .06)	(0 .08)	(0 .08)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .15)	1 .30	1 .16	0.79

Total From Investment Operations	(5 .21)	1 .22	1 .08	0.71
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .99)	(1 .19)	(0 .04)	–

Total Dividends and Distributions	(0 .99)	(1 .19)	(0 .04)	–

Net Asset Value, End of Period	$ 5.58	$ 11.78	$ 11.75	$ 10.71

Total Return	(48 .14)%	10 .79%	10 .12%	7 .10%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,183	$ 11,097	$ 7,179	$ 808
Ratio of Expenses to Average Net Assets	1 .39%	1 .38%	1 .38%	1 .38%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .71)%	(0 .72)%	(0 .66)%	(0 .88)%(e)
Portfolio Turnover Rate	224 .7%	194 .8%	160 .5%	126 .4%(e)

	2008	2007	2006	2005(a)

MIDCAP GROWTH FUND II(b)

R-5 shares

Net Asset Value, Beginning of Period	$ 11.84	$ 11.79	$ 10.73	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .06)	(0 .07)	(0 .06)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .17)	1 .31	1 .16	0.78

Total From Investment Operations	(5 .23)	1 .24	1 .10	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .99)	(1 .19)	(0 .04)	–

Total Dividends and Distributions	(0 .99)	(1 .19)	(0 .04)	–

Net Asset Value, End of Period	$ 5.62	$ 11.84	$ 11.79	$ 10.73

Total Return	(48 .06)%	10 .94%	10 .29%	7 .30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,127	$ 8,786	$ 5,270	$ 1,000
Ratio of Expenses to Average Net Assets	1 .27%	1 .26%	1 .26%	1 .26%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .60)%	(0 .60)%	(0 .48)%	(0 .55)%(e)
Portfolio Turnover Rate	224 .7%	194 .8%	160 .5%	126 .4%(e)
(a)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(b)	Effective June 13, 2008, Partners MidCap Growth Fund II changed its name to MidCap Growth Fund II.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

See accompanying notes.

698

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND III(a)

Class J shares

Net Asset Value, Beginning of Period	$ 11.50	$ 9.08	$ 8.43	$ 7.20	$ 7.03
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .09)	(0 .11)	(0 .09)	(0 .12)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .70)	2 .81	0 .81	1.35	0 .29

Total From Investment Operations	(4 .79)	2 .70	0 .72	1.23	0 .17
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .77)	(0 .28)	(0 .07)	–	–

Total Dividends and Distributions	(0 .77)	(0 .28)	(0 .07)	–	–

Net Asset Value, End of Period	$ 5.94	$ 11.50	$ 9.08	$ 8.43	$ 7.20

Total Return(c)	(44 .57)%	30 .49%	8 .51%	17 .08%	2 .42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,178	$ 38,498	$ 27,963	$ 22,011	$ 15,436
Ratio of Expenses to Average Net Assets	1 .67%	1 .72%	1 .78%	1.89%	1 .92%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .78%	1.89%	2 .02%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .99)%	(1 .13)%	(1 .02)%	(1 .51)%	(1 .63)%
Portfolio Turnover Rate	167 .3%	144 .9%	145 .8%	185 .7%(f)	163 .7%

	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND III(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 12.21	$ 9.56	$ 8.80	$ 7.45	$ 7 .20
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .03)	(0 .04)	(0 .02)	(0 .06)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .04)	2 .97	0 .85	1.41	0 .29

Total From Investment Operations	(5 .07)	2 .93	0 .83	1.35	0 .25
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .77)	(0 .28)	(0 .07)	–	–

Total Dividends and Distributions	(0 .77)	(0 .28)	(0 .07)	–	–

Net Asset Value, End of Period	$ 6.37	$ 12.21	$ 9.56	$ 8.80	$ 7 .45

Total Return	(44 .26)%	31 .39%	9 .41%	18 .12%	3 .47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 423,812	$ 536,957	$ 324,293	$ 275,439	$ 9
Ratio of Expenses to Average Net Assets	1 .00%	1 .00%	1 .00%	1 .00%	0 .89%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .00%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .32)%	(0 .42)%	(0 .22)%	(0 .65)%	(0 .60)%
Portfolio Turnover Rate	167 .3%	144 .9%	145 .8%	185 .7%(f)	163 .7%

	2008	2007	2006	2005

MIDCAP GROWTH FUND III(a)

R-1 shares

Net Asset Value, Beginning of Period	$ 11.88	$ 9.39	$ 8.72	$ 7.44
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .11)	(0 .13)	(0 .11)	(0 .13)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .87)	2 .90	0 .85	1.41

Total From Investment Operations	(4 .98)	2 .77	0 .74	1.28
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .77)	(0 .28)	(0 .07)	–

Total Dividends and Distributions	(0 .77)	(0 .28)	(0 .07)	–

Net Asset Value, End of Period	$ 6.13	$ 11.88	$ 9.39	$ 8.72

Total Return	(44 .75)%	30 .22%	8 .46%	17 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 775	$ 871	$ 528	$ 156
Ratio of Expenses to Average Net Assets	1 .88%	1 .88%	1 .88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(1 .21)%	(1 .30)%	(1 .18)%	(1 .60)%
Portfolio Turnover Rate	167 .3%	144 .9%	145 .8%	185 .7%(f)

See accompanying notes.

699

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND III(a)

R-2 shares

Net Asset Value, Beginning of Period	$ 12.01	$ 9.47	$ 8.78	$ 7.49	$ 7.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .10)	(0 .12)	(0 .09)	(0 .11)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .93)	2 .94	0 .85	1.40	0 .29

Total From Investment Operations	(5 .03)	2 .82	0 .76	1.29	0 .19
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .77)	(0 .28)	(0 .07)	–	–

Total Dividends and Distributions	(0 .77)	(0 .28)	(0 .07)	–	–

Net Asset Value, End of Period	$ 6.21	$ 12.01	$ 9.47	$ 8.78	$ 7.49

Total Return	(44 .68)%	30 .50%	8 .63%	17 .22%	2 .60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,120	$ 14,941	$ 11,823	$ 9,866	$ 6,991
Ratio of Expenses to Average Net Assets	1 .75%	1 .75%	1 .75%	1.75%	1 .65%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .75%(e)
Ratio of Net Investment Income to Average Net Assets	(1 .06)%	(1 .16)%	(0 .98)%	(1 .37)%	(1 .35)%
Portfolio Turnover Rate	167 .3%	144 .9%	145 .8%	185 .7%(f)	163 .7%

	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND III(a)

R-3 shares

Net Asset Value, Beginning of Period	$ 12.35	$ 9.72	$ 8.99	$ 7.66	$ 7.45
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .09)	(0 .10)	(0 .08)	(0 .10)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .08)	3 .01	0 .88	1.43	0 .30

Total From Investment Operations	(5 .17)	2 .91	0 .80	1.33	0 .21
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .77)	(0 .28)	(0 .07)	–	–

Total Dividends and Distributions	(0 .77)	(0 .28)	(0 .07)	–	–

Net Asset Value, End of Period	$ 6.41	$ 12.35	$ 9.72	$ 8.99	$ 7.66

Total Return	(44 .58)%	30 .65%	8 .87%	17 .36%	2 .82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,848	$ 32,810	$ 29,290	$ 17,158	$ 13,413
Ratio of Expenses to Average Net Assets	1 .57%	1 .57%	1 .57%	1.57%	1 .47%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .57%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .89)%	(0 .98)%	(0 .85)%	(1 .19)%	(1 .17)%
Portfolio Turnover Rate	167 .3%	144 .9%	145 .8%	185 .7%(f)	163 .7%

	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND III(a)

R-4 shares

Net Asset Value, Beginning of Period	$ 12.34	$ 9.69	$ 8.95	$ 7.61	$ 7.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .07)	(0 .09)	(0 .08)	(0 .09)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .08)	3 .02	0 .89	1.43	0 .31

Total From Investment Operations	(5 .15)	2 .93	0 .81	1.34	0 .23
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .77)	(0 .28)	(0 .07)	–	–

Total Dividends and Distributions	(0 .77)	(0 .28)	(0 .07)	–	–

Net Asset Value, End of Period	$ 6.42	$ 12.34	$ 9.69	$ 8.95	$ 7.61

Total Return	(44 .45)%	30 .96%	9 .03%	17 .61%	3 .12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,117	$ 27,327	$ 17,680	$ 226	$ 124
Ratio of Expenses to Average Net Assets	1 .38%	1 .38%	1 .38%	1.38%	1 .24%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .38%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .70)%	(0 .80)%	(0 .77)%	(1 .01)%	(0 .99)%
Portfolio Turnover Rate	167 .3%	144 .9%	145 .8%	185 .7%(f)	163 .7%

See accompanying notes.

700

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND III(a)

R-5 shares

Net Asset Value, Beginning of Period	$ 12.49	$ 9.79	$ 9.04	$ 7.67	$ 7.43
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .06)	(0 .07)	(0 .05)	(0 .07)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .15)	3 .05	0 .87	1.44	0 .31

Total From Investment Operations	(5 .21)	2 .98	0 .82	1.37	0 .24
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .77)	(0 .28)	(0 .07)	–	–

Total Dividends and Distributions	(0 .77)	(0 .28)	(0 .07)	–	–

Net Asset Value, End of Period	$ 6.51	$ 12.49	$ 9.79	$ 9.04	$ 7.67

Total Return	(44 .39)%	31 .16%	9 .05%	17 .86%	3 .23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,461	$ 20,495	$ 27,099	$ 10,711	$ 8,533
Ratio of Expenses to Average Net Assets	1 .26%	1 .26%	1 .26%	1.26%	1 .15%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .26%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .57)%	(0 .67)%	(0 .48)%	(0 .88)%	(0 .86)%
Portfolio Turnover Rate	167 .3%	144 .9%	145 .8%	185 .7%(f)	163 .7%

(a) Effective June 13, 2008, Partners MidCap Growth Fund changed its name to MidCap Growth Fund III.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the contingent deferred sales charge.

(d) Excludes expense reimbursement from Manager.

(e) Expense ratio without commission rebates.

(f) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

See accompanying notes.

701

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

MIDCAP S&P 400 INDEX FUND

Class J shares

Net Asset Value, Beginning of Period	$ 16.02	$ 14.32	$ 13.29	$ 11.77	$ 10.84
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .11	0 .11	0 .08	0 .04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(5 .62)	2 .13	1 .53	1.85	1 .04

Total From Investment Operations	(5 .51)	2 .24	1 .61	1.89	1 .05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .07)	(0 .03)	(0 .04)	–
Distributions from Realized Gains	(1 .01)	(0 .47)	(0 .55)	(0 .33)	(0 .12)

Total Dividends and Distributions	(1 .10)	(0 .54)	(0 .58)	(0 .37)	(0 .12)

Net Asset Value, End of Period	$ 9.41	$ 16.02	$ 14.32	$ 13.29	$ 11.77

Total Return(b)	(36 .80)%	16 .13%	12 .44%	16.31%	9 .72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 24,690	$ 42,497	$ 34,547	$ 27,806	$ 19,932
Ratio of Expenses to Average Net Assets	0 .79%	0 .83%	0 .91%	0.99%	1 .04%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	–	1 .04%
Ratio of Net Investment Income to Average Net Assets	0 .79%	0 .71%	0 .54%	0.35%	0 .11%
Portfolio Turnover Rate	33 .0%	36 .1%	31 .7%	52.1%	55.9%

	2008	2007	2006	2005	2004

MIDCAP S&P 400 INDEX FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 16.31	$ 14.59	$ 13.54	$ 11.90	$ 10.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .19	0 .20	0 .17	0 .14	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(5 .72)	2 .18	1 .57	1.88	1 .05

Total From Investment Operations	(5 .53)	2 .38	1 .74	2.02	1 .17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .19)	(0 .14)	(0 .05)	(0 .10)
Distributions from Realized Gains	(1 .01)	(0 .47)	(0 .55)	(0 .33)	(0 .12)

Total Dividends and Distributions	(1 .19)	(0 .66)	(0 .69)	(0 .38)	(0 .22)

Net Asset Value, End of Period	$ 9.59	$ 16.31	$ 14.59	$ 13.54	$ 11.90

Total Return	(36 .40)%	16 .87%	13 .27%	17.25%	10 .74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 32,043	$ 32,135	$ 12,591	$ 1,305	$ 12
Ratio of Expenses to Average Net Assets	0 .17%	0 .15%	0 .15%	0.15%	0 .15%
Ratio of Net Investment Income to Average Net Assets	1 .41%	1 .29%	1 .22%	1.05%	1 .01%
Portfolio Turnover Rate	33 .0%	36 .1%	31 .7%	52.1%	55.9%

	2008	2007	2006	2005

MIDCAP S&P 400 INDEX FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 16.18	$ 14.47	$ 13.44	$ 11.90
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .07	0 .07	0 .06	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	(5 .68)	2 .16	1 .54	1.89

Total From Investment Operations	(5 .61)	2 .23	1 .60	1.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .05)	(0 .02)	(0 .04)
Distributions from Realized Gains	(1 .01)	(0 .47)	(0 .55)	(0 .33)

Total Dividends and Distributions	(1 .07)	(0 .52)	(0 .57)	(0 .37)

Net Asset Value, End of Period	$ 9.50	$ 16.18	$ 14.47	$ 13.44

Total Return	(37 .01)%	15 .86%	12 .23%	16.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,900	$ 5,940	$ 2,468	$ 326
Ratio of Expenses to Average Net Assets	1 .05%	1 .03%	1 .03%	1.03%
Ratio of Net Investment Income to Average Net Assets	0 .53%	0 .43%	0 .40%	0.15%
Portfolio Turnover Rate	33 .0%	36 .1%	31 .7%	52.1%

See accompanying notes.

702

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

MIDCAP S&P 400 INDEX FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 16.39	$ 14.66	$ 13.59	$ 12.02	$ 11.07
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .09	0 .10	0 .08	0 .06	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(5 .75)	2 .17	1 .58	1.88	1 .05

Total From Investment Operations	(5 .66)	2 .27	1 .66	1.94	1 .08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .07)	(0 .04)	(0 .04)	(0 .01)
Distributions from Realized Gains	(1 .01)	(0 .47)	(0 .55)	(0 .33)	(0 .12)

Total Dividends and Distributions	(1 .09)	(0 .54)	(0 .59)	(0 .37)	(0 .13)

Net Asset Value, End of Period	$ 9.64	$ 16.39	$ 14.66	$ 13.59	$ 12.02

Total Return	(36 .88)%	15 .93%	12 .53%	16.40%	9 .82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,114	$ 26,702	$ 24,315	$ 17,216	$ 9,549
Ratio of Expenses to Average Net Assets	0 .92%	0 .90%	0 .90%	0.90%	0 .90%
Ratio of Net Investment Income to Average Net Assets	0 .67%	0 .65%	0 .55%	0.42%	0 .23%
Portfolio Turnover Rate	33 .0%	36 .1%	31 .7%	52.1%	55.9%

	2008	2007	2006	2005	2004

MIDCAP S&P 400 INDEX FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 16.45	$ 14.71	$ 13.64	$ 12.04	$ 11.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .12	0 .12	0 .10	0 .09	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(5 .78)	2 .19	1 .59	1.89	1 .06

Total From Investment Operations	(5 .66)	2 .31	1 .69	1.98	1 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .10)	(0 .07)	(0 .05)	(0 .03)
Distributions from Realized Gains	(1 .01)	(0 .47)	(0 .55)	(0 .33)	(0 .12)

Total Dividends and Distributions	(1 .11)	(0 .57)	(0 .62)	(0 .38)	(0 .15)

Net Asset Value, End of Period	$ 9.68	$ 16.45	$ 14.71	$ 13.64	$ 12.04

Total Return	(36 .75)%	16 .17%	12 .68%	16.65%	10 .09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 29,043	$ 44,430	$ 31,387	$ 16,978	$ 6,197
Ratio of Expenses to Average Net Assets	0 .74%	0 .72%	0 .72%	0.72%	0 .72%
Ratio of Net Investment Income to Average Net Assets	0 .85%	0 .80%	0 .72%	0.61%	0 .41%
Portfolio Turnover Rate	33 .0%	36 .1%	31 .7%	52.1%	55.9%

	2008	2007	2006	2005	2004

MIDCAP S&P 400 INDEX FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 16.49	$ 14.74	$ 13.67	$ 12.05	$ 11.09
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .14	0 .15	0 .13	0 .11	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(5 .79)	2 .20	1 .58	1.89	1 .06

Total From Investment Operations	(5 .65)	2 .35	1 .71	2.00	1 .13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .13)	(0 .09)	(0 .05)	(0 .05)
Distributions from Realized Gains	(1 .01)	(0 .47)	(0 .55)	(0 .33)	(0 .12)

Total Dividends and Distributions	(1 .14)	(0 .60)	(0 .64)	(0 .38)	(0 .17)

Net Asset Value, End of Period	$ 9.70	$ 16.49	$ 14.74	$ 13.67	$ 12.05

Total Return	(36 .67)%	16 .44%	12 .87%	16.82%	10 .29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,573	$ 16,038	$ 10,981	$ 5,575	$ 2,565
Ratio of Expenses to Average Net Assets	0 .55%	0 .53%	0 .53%	0.53%	0 .53%
Ratio of Net Investment Income to Average Net Assets	1 .04%	0 .98%	0 .90%	0.81%	0 .61%
Portfolio Turnover Rate	33 .0%	36 .1%	31 .7%	52.1%	55.9%

See accompanying notes.

703

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

MIDCAP S&P 400 INDEX FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 16.55	$ 14.79	$ 13.72	$ 12.07	$ 11.11
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .16	0 .17	0 .15	0 .13	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(5 .81)	2 .21	1 .58	1.90	1 .06

Total From Investment Operations	(5 .65)	2 .38	1 .73	2.03	1 .15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .15)	(0 .11)	(0 .05)	(0 .07)
Distributions from Realized Gains	(1 .01)	(0 .47)	(0 .55)	(0 .33)	(0 .12)

Total Dividends and Distributions	(1 .16)	(0 .62)	(0 .66)	(0 .38)	(0 .19)

Net Asset Value, End of Period	$ 9.74	$ 16.55	$ 14.79	$ 13.72	$ 12.07

Total Return	(36 .58)%	16 .59%	12 .96%	17.06%	10 .39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 44,422	$ 68,439	$ 49,931	$ 31,845	$ 21,076
Ratio of Expenses to Average Net Assets	0 .43%	0 .41%	0 .41%	0.41%	0 .41%
Ratio of Net Investment Income to Average Net Assets	1 .16%	1 .11%	1 .04%	0.93%	0 .74%
Portfolio Turnover Rate	33 .0%	36 .1%	31 .7%	52.1%	55.9%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager.

See accompanying notes.

704

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

MIDCAP STOCK FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 20.87	$ 21.14	$ 19.47	$ 17.26	$ 15.50
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .18	0 .23	0 .17	0 .30	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(6 .36)	0 .63	3 .04	2.59	1 .78

Total From Investment Operations	(6 .18)	0 .86	3 .21	2.89	1 .86
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .16)	(0 .31)	(0 .08)	(0 .06)
Distributions from Realized Gains	(2 .77)	(0 .97)	(1 .23)	(0 .60)	(0 .04)

Total Dividends and Distributions	(2 .99)	(1 .13)	(1 .54)	(0 .68)	(0 .10)

Net Asset Value, End of Period	$ 11.70	$ 20.87	$ 21.14	$ 19.47	$ 17.26

Total Return	(34 .02)%	4 .01%	17 .41%	17 .11%	12 .02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 342,676	$ 560,661	$ 725,604	$ 766,698	$ 616,052
Ratio of Expenses to Average Net Assets	0 .76%	0 .76%	0 .78%	0 .80%	0 .80%
Ratio of Gross Expenses to Average Net Assets(b)	–	–	0 .78%	0.80%	0 .80%
Ratio of Net Investment Income to Average Net Assets	1 .12%	1 .04%	0 .84%	1 .64%	0 .45%
Portfolio Turnover Rate	29 .1%	25 .8%	22 .0%	28.0%	23.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without custodian credits.

See accompanying notes.

705

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004(a)

MIDCAP VALUE FUND I(b)

Institutional shares

Net Asset Value, Beginning of Period	$ 14.96	$ 14.22	$ 13.34	$ 11.46	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .13	0 .11	0 .09	0 .06	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(4 .84)	1 .40	1 .96	2.00	1 .41

Total From Investment Operations	(4 .71)	1 .51	2 .05	2.06	1 .46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .09)	(0 .05)	(0 .05)	–
Distributions from Realized Gains	(1 .59)	(0 .68)	(1 .12)	(0 .13)	–

Total Dividends and Distributions	(1 .69)	(0 .77)	(1 .17)	(0 .18)	–

Net Asset Value, End of Period	$ 8.56	$ 14.96	$ 14.22	$ 13.34	$ 11.46

Total Return	(35 .25)%	10 .95%	16 .44%	18 .16%	14 .60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 624,473	$ 942,226	$ 729,727	$ 515,611	$ 302,583
Ratio of Expenses to Average Net Assets	1 .00%	0 .99%	1 .00%	1 .00%	1 .00%(e)
Ratio of Net Investment Income to Average Net Assets	1 .06%	0 .77%	0 .68%	0 .49%	0 .57%(e)
Portfolio Turnover Rate	88 .9%	81 .8%	52 .4%	59.4%	66.0%(e)

	2008	2007	2006	2005

MIDCAP VALUE FUND I(b)

R-1 shares

Net Asset Value, Beginning of Period	$ 14.72	$ 14.04	$ 13.24	$ 11.45
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .02	(0 .02)	(0 .03)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .75)	1 .38	1 .95	2.02

Total From Investment Operations	(4 .73)	1 .36	1 .92	1.96
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .04)
Distributions from Realized Gains	(1 .59)	(0 .68)	(1 .12)	(0 .13)

Total Dividends and Distributions	(1 .59)	(0 .68)	(1 .12)	(0 .17)

Net Asset Value, End of Period	$ 8.40	$ 14.72	$ 14.04	$ 13.24

Total Return	(35 .80)%	9 .94%	15 .43%	17 .29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,050	$ 4,008	$ 2,189	$ 272
Ratio of Expenses to Average Net Assets	1 .88%	1 .87%	1 .88%	1.88%
Ratio of Net Investment Income to Average Net Assets	0 .17%	(0 .12)%	(0 .25)%	(0 .46)%
Portfolio Turnover Rate	88 .9%	81 .8%	52 .4%	59.4%

	2008	2007	2006	2005	2004(f)

MIDCAP VALUE FUND I(b)

R-2 shares

Net Asset Value, Beginning of Period	$ 14.73	$ 14.03	$ 13.21	$ 11.43	$ 10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .04	–	(0 .01)	(0 .04)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .76)	1 .38	1 .95	1.99	0 .85

Total From Investment Operations	(4 .72)	1 .38	1 .94	1.95	0 .84
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	–	–	(0 .04)	–
Distributions from Realized Gains	(1 .59)	(0 .68)	(1 .12)	(0 .13)	–

Total Dividends and Distributions	(1 .60)	(0 .68)	(1 .12)	(0 .17)	–

Net Asset Value, End of Period	$ 8.41	$ 14.73	$ 14.03	$ 13.21	$ 11.43

Total Return	(35 .73)%	10 .09%	15 .62%	17.25%	7 .93%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,188	$ 6,485	$ 4,132	$ 870	$ 11
Ratio of Expenses to Average Net Assets	1 .75%	1 .74%	1 .75%	1.75%	1 .75%(e)
Ratio of Net Investment Income to Average Net Assets	0 .31%	0 .02%	(0 .11)%	(0 .28)%	(0 .21)%(e)
Portfolio Turnover Rate	88 .9%	81 .8%	52 .4%	59 .4%	66.0%(e)

See accompanying notes.

706

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004(f)

MIDCAP VALUE FUND I(b)

R-3 shares

Net Asset Value, Beginning of Period	$ 14.82	$ 14.09	$ 13.24	$ 11.43	$ 10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .06	0 .03	0 .01	(0 .02)	–
Net Realized and Unrealized Gain (Loss) on Investments	(4 .80)	1 .39	1 .96	2.00	0 .84

Total From Investment Operations	(4 .74)	1 .42	1 .97	1.98	0 .84
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .01)	–	(0 .04)	–
Distributions from Realized Gains	(1 .59)	(0 .68)	(1 .12)	(0 .13)	–

Total Dividends and Distributions	(1 .62)	(0 .69)	(1 .12)	(0 .17)	–

Net Asset Value, End of Period	$ 8.46	$ 14.82	$ 14.09	$ 13.24	$ 11.43

Total Return	(35 .68)%	10 .32%	15 .84%	17.53%	7 .93%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,990	$ 18,303	$ 11,180	$ 1,696	$ 339
Ratio of Expenses to Average Net Assets	1 .57%	1 .56%	1 .57%	1.57%	1 .57%(e)
Ratio of Net Investment Income to Average Net Assets	0 .48%	0 .19%	0 .07%	(0 .11)%	(0 .08)%(e)
Portfolio Turnover Rate	88 .9%	81 .8%	52 .4%	59.4%	66.0%(e)

	2008	2007	2006	2005	2004(f)

MIDCAP VALUE FUND I(b)

R-4 shares

Net Asset Value, Beginning of Period	$ 14.86	$ 14.13	$ 13.27	$ 11.44	$ 10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .08	0 .05	0 .03	(0 .04)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(4 .80)	1 .39	1 .96	2.04	0 .84

Total From Investment Operations	(4 .72)	1 .44	1 .99	2.00	0 .85
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .03)	(0 .01)	(0 .04)	–
Distributions from Realized Gains	(1 .59)	(0 .68)	(1 .12)	(0 .13)	–

Total Dividends and Distributions	(1 .64)	(0 .71)	(1 .13)	(0 .17)	–

Net Asset Value, End of Period	$ 8.50	$ 14.86	$ 14.13	$ 13.27	$ 11.44

Total Return	(35 .45)%	10 .51%	15 .94%	17.71%	8 .03%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,391	$ 8,738	$ 4,938	$ 891	$ 11
Ratio of Expenses to Average Net Assets	1 .38%	1 .37%	1 .38%	1.38%	1 .38%(e)
Ratio of Net Investment Income to Average Net Assets	0 .67%	0 .37%	0 .24%	(0 .27)%	0 .16%(e)
Portfolio Turnover Rate	88 .9%	81 .8%	52 .4%	59.4%	66.0%(e)

	2008	2007	2006	2005	2004(f)

MIDCAP VALUE FUND I(b)

R-5 shares

Net Asset Value, Beginning of Period	$ 14.91	$ 14.17	$ 13.30	$ 11.45	$ 10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .09	0 .08	0 .05	0 .02	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(4 .81)	1 .39	1 .96	2.00	0 .84

Total From Investment Operations	(4 .72)	1 .47	2 .01	2.02	0 .86
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .05)	(0 .02)	(0 .04)	–
Distributions from Realized Gains	(1 .59)	(0 .68)	(1 .12)	(0 .13)	–

Total Dividends and Distributions	(1 .66)	(0 .73)	(1 .14)	(0 .17)	–

Net Asset Value, End of Period	$ 8.53	$ 14.91	$ 14.17	$ 13.30	$ 11.45

Total Return	(35 .39)%	10 .69%	16 .11%	17.89%	8 .12%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,966	$ 15,984	$ 10,085	$ 1,114	$ 57
Ratio of Expenses to Average Net Assets	1 .26%	1 .25%	1 .26%	1.26%	1 .26%(e)
Ratio of Net Investment Income to Average Net Assets	0 .79%	0 .51%	0 .38%	0.13%	0 .34%(e)
Portfolio Turnover Rate	88 .9%	81 .8%	52 .4%	59.4%	66.0%(e)

(a)	Period from December 29, 2003, date operations commenced, through October 31, 2004.

(b)	Effective June 13, 2008, Partners MidCap Value Fund I changed its name to MidCap Value Fund I.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

See accompanying notes.

707

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

MIDCAP VALUE FUND II(a)

Class J shares

Net Asset Value, Beginning of Period	$ 15.13	$ 15.21	$ 14.46	$ 13.46	$ 11.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .07	0 .04	(0 .01)	(0 .09)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .94)	1 .17	2 .09	2.07	1 .97

Total From Investment Operations	(5 .87)	1 .21	2 .08	1.98	1 .87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–	–	–	–
Distributions from Realized Gains	(1 .59)	(1 .29)	(1 .33)	(0 .98)	(0 .16)

Total Dividends and Distributions	(1 .63)	(1 .29)	(1 .33)	(0 .98)	(0 .16)

Net Asset Value, End of Period	$ 7.63	$ 15.13	$ 15.21	$ 14.46	$ 13.46

Total Return(c)	(43 .22)%	8 .17%	15 .09%	15 .19%	16 .06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 46,916	$ 99,206	$ 95,782	$ 75,737	$ 32,930
Ratio of Expenses to Average Net Assets	1 .60%	1 .59%	1 .80%	1.85%	1 .93%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .80%	1.85%	1 .96%(e)
Ratio of Net Investment Income to Average Net Assets	0 .56%	0 .23%	(0 .07)%	(0 .61)%	(0 .77)%
Portfolio Turnover Rate	165 .6%	147 .3%	151 .4%	87.9%	49.9%

	2008	2007	2006	2005	2004

MIDCAP VALUE FUND II(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 16.00	$ 16.05	$ 15.12	$ 13.92	$ 12.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .14	0 .13	0 .11	0 .03	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(6 .30)	1 .23	2 .19	2.15	2 .03

Total From Investment Operations	(6 .16)	1 .36	2 .30	2.18	2 .05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .12)	(0 .04)	–	(0 .01)
Distributions from Realized Gains	(1 .59)	(1 .29)	(1 .33)	(0 .98)	(0 .16)

Total Dividends and Distributions	(1 .71)	(1 .41)	(1 .37)	(0 .98)	(0 .17)

Net Asset Value, End of Period	$ 8.13	$ 16.00	$ 16.05	$ 15.12	$ 13.92

Total Return	(42 .88)%	8 .75%	16 .01%	16 .18%	17 .15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 210,043	$ 491,544	$ 466,928	$ 390,104	$ 215,174
Ratio of Expenses to Average Net Assets	1 .01%	0 .99%	1 .00%	1 .00%	0 .97%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .00%(e)
Ratio of Net Investment Income to Average Net Assets	1 .15%	0 .82%	0 .73%	0 .23%	0 .19%
Portfolio Turnover Rate	165 .6%	147 .3%	151 .4%	87.9%	49.9%

	2008	2007	2006	2005

MIDCAP VALUE FUND II(a)

R-1 shares

Net Asset Value, Beginning of Period	$ 15.73	$ 15.81	$ 14.99	$ 13.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .03	(0 .01)	(0 .03)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .20)	1 .22	2 .18	2.16

Total From Investment Operations	(6 .17)	1 .21	2 .15	2.04
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .59)	(1 .29)	(1 .33)	(0 .98)

Total Dividends and Distributions	(1 .59)	(1 .29)	(1 .33)	(0 .98)

Net Asset Value, End of Period	$ 7.97	$ 15.73	$ 15.81	$ 14.99

Total Return	(43 .41)%	7 .84%	15 .02%	15 .10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 906	$ 1,940	$ 1,365	$ 145
Ratio of Expenses to Average Net Assets	1 .89%	1 .87%	1 .88%	1.88%
Ratio of Net Investment Income to Average Net Assets	0 .27%	(0 .07)%	(0 .17)%	(0 .78)%
Portfolio Turnover Rate	165 .6%	147 .3%	151 .4%	87.9%

See accompanying notes.

708

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

MIDCAP VALUE FUND II(a)

R-2 shares

Net Asset Value, Beginning of Period	$ 15.28	$ 15.38	$ 14.60	$ 13.57	$ 11.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .05	0 .01	–	(0 .07)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .00)	1 .18	2 .11	2.08	1 .98

Total From Investment Operations	(5 .95)	1 .19	2 .11	2.01	1 .91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	–	–	–	–
Distributions from Realized Gains	(1 .59)	(1 .29)	(1 .33)	(0 .98)	(0 .16)

Total Dividends and Distributions	(1 .61)	(1 .29)	(1 .33)	(0 .98)	(0 .16)

Net Asset Value, End of Period	$ 7.72	$ 15.28	$ 15.38	$ 14.60	$ 13.57

Total Return	(43 .29)%	7 .93%	15 .16%	15 .29%	16 .31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,892	$ 24,123	$ 23,997	$ 19,167	$ 5,874
Ratio of Expenses to Average Net Assets	1 .76%	1 .74%	1 .75%	1.75%	1 .72%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .75%(e)
Ratio of Net Investment Income to Average Net Assets	0 .40%	0 .07%	(0 .02)%	(0 .52)%	(0 .54)%
Portfolio Turnover Rate	165 .6%	147 .3%	151 .4%	87.9%	49.9%

	2008	2007	2006	2005	2004

MIDCAP VALUE FUND II(a)

R-3 shares

Net Asset Value, Beginning of Period	$ 15.73	$ 15.79	$ 14.93	$ 13.84	$ 12.03
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .07	0 .04	0 .02	(0 .05)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .20)	1 .22	2 .17	2.12	2 .02

Total From Investment Operations	(6 .13)	1 .26	2 .19	2.07	1 .97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .03)	–	–	–
Distributions from Realized Gains	(1 .59)	(1 .29)	(1 .33)	(0 .98)	(0 .16)

Total Dividends and Distributions	(1 .63)	(1 .32)	(1 .33)	(0 .98)	(0 .16)

Net Asset Value, End of Period	$ 7.97	$ 15.73	$ 15.79	$ 14.93	$ 13.84

Total Return	(43 .24)%	8 .16%	15 .37%	15 .44%	16 .53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,018	$ 35,378	$ 31,636	$ 19,278	$ 6,176
Ratio of Expenses to Average Net Assets	1 .58%	1 .56%	1 .57%	1.57%	1 .54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .57%(e)
Ratio of Net Investment Income to Average Net Assets	0 .57%	0 .25%	0 .16%	(0 .34)%	(0 .37)%
Portfolio Turnover Rate	165 .6%	147 .3%	151 .4%	87.9%	49.9%

	2008	2007	2006	2005	2004

MIDCAP VALUE FUND II(a)

R-4 shares

Net Asset Value, Beginning of Period	$ 15.70	$ 15.76	$ 14.88	$ 13.77	$ 11.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .09	0 .07	0 .05	(0 .02)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .18)	1 .22	2 .16	2.11	1 .99

Total From Investment Operations	(6 .09)	1 .29	2 .21	2.09	1 .98
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .06)	–	–	–
Distributions from Realized Gains	(1 .59)	(1 .29)	(1 .33)	(0 .98)	(0 .16)

Total Dividends and Distributions	(1 .66)	(1 .35)	(1 .33)	(0 .98)	(0 .16)

Net Asset Value, End of Period	$ 7.95	$ 15.70	$ 15.76	$ 14.88	$ 13.77

Total Return	(43 .15)%	8 .40%	15 .57%	15 .67%	16 .72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,771	$ 23,354	$ 16,598	$ 11,180	$ 945
Ratio of Expenses to Average Net Assets	1 .39%	1 .37%	1 .38%	1.38%	1 .35%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .38%(e)
Ratio of Net Investment Income to Average Net Assets	0 .73%	0 .43%	0 .34%	(0 .15)%	(0 .11)%
Portfolio Turnover Rate	165 .6%	147 .3%	151 .4%	87.9%	49.9%

See accompanying notes.

709

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

MIDCAP VALUE FUND II(a)

R-5 shares

Net Asset Value, Beginning of Period	$ 15.82	$ 15.88	$ 14.97	$ 13.83	$ 11.98
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .11	0 .09	0 .07	–	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .23)	1 .22	2 .18	2.12	2 .02

Total From Investment Operations	(6 .12)	1 .31	2 .25	2.12	2 .01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .08)	(0 .01)	–	–
Distributions from Realized Gains	(1 .59)	(1 .29)	(1 .33)	(0 .98)	(0 .16)

Total Dividends and Distributions	(1 .67)	(1 .37)	(1 .34)	(0 .98)	(0 .16)

Net Asset Value, End of Period	$ 8.03	$ 15.82	$ 15.88	$ 14.97	$ 13.83

Total Return	(43 .00)%	8 .48%	15 .74%	15 .83%	16 .93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,239	$ 28,701	$ 23,731	$ 20,643	$ 5,440
Ratio of Expenses to Average Net Assets	1 .27%	1 .25%	1 .26%	1.26%	1 .23%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .26%(e)
Ratio of Net Investment Income to Average Net Assets	0 .89%	0 .55%	0 .47%	(0 .02)%	(0 .05)%
Portfolio Turnover Rate	165 .6%	147 .3%	151 .4%	87.9%	49.9%

(a)	Effective June 13, 2008, Partners MidCap Value Fund changed its name to MidCap Value Fund II.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Excludes expense reimbursement from Manager.

(e)	Expense ratio without commission rebates.

See accompanying notes.

710

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

MIDCAP VALUE FUND III(a)

Class J shares

Net Asset Value, Beginning of Period	$ 14.56	$ 14.19	$ 14.26	$ 12.85	$ 11.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .12	0 .07	0 .10	0 .05	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(5 .19)	1 .20	1 .96	2.20	1 .16

Total From Investment Operations	(5 .07)	1 .27	2 .06	2.25	1 .18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .08)	(0 .05)	(0 .02)	(0 .01)
Distributions from Realized Gains	(1 .14)	(0 .82)	(2 .08)	(0 .82)	–

Total Dividends and Distributions	(1 .21)	(0 .90)	(2 .13)	(0 .84)	(0 .01)

Net Asset Value, End of Period	$ 8.28	$ 14.56	$ 14.19	$ 14.26	$ 12.85

Total Return(c)	(37 .77)%	9 .24%	16 .12%	18.24%	10 .15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 71,496	$ 137,723	$ 129,753	$ 111,378	$ 77,354
Ratio of Expenses to Average Net Assets	1 .22%	1 .29%	1 .34%	1 .41%	1 .47%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	–	–	1 .48%(e)
Ratio of Net Investment Income to Average Net Assets	1 .05%	0 .48%	0 .71%	0 .34%	0 .12%
Portfolio Turnover Rate	86 .0%	99 .9%	102 .8%	167 .8%	225 .4%

	2008	2007	2006	2005	2004

MIDCAP VALUE FUND III(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 15.21	$ 14.79	$ 14.79	$ 12.92	$ 11.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .19	0 .17	0 .20	0 .19	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(5 .43)	1 .25	2 .03	2.53	1 .15

Total From Investment Operations	(5 .24)	1 .42	2 .23	2.72	1 .28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .18)	(0 .15)	(0 .03)	(0 .13)
Distributions from Realized Gains	(1 .14)	(0 .82)	(2 .08)	(0 .82)	–

Total Dividends and Distributions	(1 .29)	(1 .00)	(2 .23)	(0 .85)	(0 .13)

Net Asset Value, End of Period	$ 8.68	$ 15.21	$ 14.79	$ 14.79	$ 12.92

Total Return	(37 .43)%	9 .97%	16 .83%	22 .00%(f)	10 .98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6	$ 10	$ 5,893	$ 5,054	$ 806
Ratio of Expenses to Average Net Assets	0 .68%	0 .65%	0 .65%	0.65%	0 .59%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .67%(e)
Ratio of Net Investment Income to Average Net Assets	1 .60%	1 .18%	1 .40%	1.31%	1 .03%
Portfolio Turnover Rate	86 .0%	99 .9%	102 .8%	167 .8%	225 .4%

	2008	2007	2006	2005

MIDCAP VALUE FUND III(a)

R-1 shares

Net Asset Value, Beginning of Period	$ 14.66	$ 14.28	$ 14.34	$ 12.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .09	0 .03	0 .07	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	(5 .24)	1 .22	1 .98	2.18

Total From Investment Operations	(5 .15)	1 .25	2 .05	2.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .05)	(0 .03)	(0 .02)
Distributions from Realized Gains	(1 .14)	(0 .82)	(2 .08)	(0 .82)

Total Dividends and Distributions	(1 .18)	(0 .87)	(2 .11)	(0 .84)

Net Asset Value, End of Period	$ 8.33	$ 14.66	$ 14.28	$ 14.34

Total Return	(38 .02)%	9 .03%	15 .93%	17 .84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 273	$ 277	$ 93	$ 49
Ratio of Expenses to Average Net Assets	1 .56%	1 .53%	1 .53%	1.53%
Ratio of Net Investment Income to Average Net Assets	0 .75%	0 .22%	0 .50%	0.26%
Portfolio Turnover Rate	86 .0%	99 .9%	102 .8%	167 .8%

See accompanying notes.

711

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

MIDCAP VALUE FUND III(a)

R-2 shares

Net Asset Value, Beginning of Period	$ 14.72	$ 14.34	$ 14.40	$ 12.96	$ 11.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .10	0 .05	0 .08	0 .05	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(5 .25)	1 .22	1 .99	2.23	1 .17

Total From Investment Operations	(5 .15)	1 .27	2 .07	2.28	1 .20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .07)	(0 .05)	(0 .02)	(0 .04)
Distributions from Realized Gains	(1 .14)	(0 .82)	(2 .08)	(0 .82)	–

Total Dividends and Distributions	(1 .19)	(0 .89)	(2 .13)	(0 .84)	(0 .04)

Net Asset Value, End of Period	$ 8.38	$ 14.72	$ 14.34	$ 14.40	$ 12.96

Total Return	(37 .85)%	9 .12%	15 .99%	18 .32%	10 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 970	$ 1,602	$ 1,112	$ 438	$ 155
Ratio of Expenses to Average Net Assets	1 .43%	1 .40%	1 .40%	1.40%	1 .34%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .41%(e)
Ratio of Net Investment Income to Average Net Assets	0 .84%	0 .36%	0 .59%	0.33%	0 .24%
Portfolio Turnover Rate	86 .0%	99 .9%	102 .8%	167 .8%	225 .4%

	2008	2007	2006	2005	2004

MIDCAP VALUE FUND III(a)

R-3 shares

Net Asset Value, Beginning of Period	$ 14.69	$ 14.31	$ 14.39	$ 12.92	$ 11.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .12	0 .08	0 .11	0 .07	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(5 .23)	1 .22	1 .96	2.25	1 .16

Total From Investment Operations	(5 .11)	1 .30	2 .07	2.32	1 .21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .10)	(0 .07)	(0 .03)	(0 .06)
Distributions from Realized Gains	(1 .14)	(0 .82)	(2 .08)	(0 .82)	–

Total Dividends and Distributions	(1 .22)	(0 .92)	(2 .15)	(0 .85)	(0 .06)

Net Asset Value, End of Period	$ 8.36	$ 14.69	$ 14.31	$ 14.39	$ 12.92

Total Return	(37 .75)%	9 .37%	16 .08%	18 .65%	10 .35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,317	$ 2,365	$ 786	$ 315	$ 1,587
Ratio of Expenses to Average Net Assets	1 .25%	1 .22%	1 .22%	1.22%	1 .16%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .23%(e)
Ratio of Net Investment Income to Average Net Assets	1 .02%	0 .53%	0 .80%	0.51%	0 .43%
Portfolio Turnover Rate	86 .0%	99 .9%	102 .8%	167 .8%	225 .4%

	2008	2007	2006	2005	2004

MIDCAP VALUE FUND III(a)

R-4 shares

Net Asset Value, Beginning of Period	$ 14.57	$ 14.21	$ 14.30	$ 12.83	$ 11.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .14	0 .11	0 .12	0 .10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(5 .19)	1 .20	1 .97	2.22	1 .15

Total From Investment Operations	(5 .05)	1 .31	2 .09	2.32	1 .23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .13)	(0 .10)	(0 .03)	(0 .09)
Distributions from Realized Gains	(1 .14)	(0 .82)	(2 .08)	(0 .82)	–

Total Dividends and Distributions	(1 .24)	(0 .95)	(2 .18)	(0 .85)	(0 .09)

Net Asset Value, End of Period	$ 8.28	$ 14.57	$ 14.21	$ 14.30	$ 12.83

Total Return	(37 .67)%	9 .50%	16 .33%	18 .80%	10 .54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,719	$ 2,358	$ 1,357	$ 176	$ 45
Ratio of Expenses to Average Net Assets	1 .06%	1 .03%	1 .03%	1.03%	0 .96%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .04%(e)
Ratio of Net Investment Income to Average Net Assets	1 .22%	0 .74%	0 .88%	0.72%	0 .63%
Portfolio Turnover Rate	86 .0%	99 .9%	102 .8%	167 .8%	225 .4%

See accompanying notes.

712

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

MIDCAP VALUE FUND III(a)

R-5 shares

Net Asset Value, Beginning of Period	$ 14.69	$ 14.31	$ 14.38	$ 12.89	$ 11.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .15	0 .12	0 .15	0 .12	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(5 .22)	1 .22	1 .97	2.22	1 .16

Total From Investment Operations	(5 .07)	1 .34	2 .12	2.34	1 .25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .14)	(0 .11)	(0 .03)	(0 .10)
Distributions from Realized Gains	(1 .14)	(0 .82)	(2 .08)	(0 .82)	–

Total Dividends and Distributions	(1 .26)	(0 .96)	(2 .19)	(0 .85)	(0 .10)

Net Asset Value, End of Period	$ 8.36	$ 14.69	$ 14.31	$ 14.38	$ 12.89

Total Return	(37 .56)%	9 .71%	16 .51%	18 .89%	10 .72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,430	$ 5,367	$ 1,430	$ 995	$ 206
Ratio of Expenses to Average Net Assets	0 .94%	0 .91%	0 .91%	0.91%	0 .86%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .92%(e)
Ratio of Net Investment Income to Average Net Assets	1 .33%	0 .84%	1 .13%	0.86%	0 .72%
Portfolio Turnover Rate	86 .0%	99 .9%	102 .8%	167 .8%	225 .4%

(a) Effective June 13, 2008, MidCap Value Fund changed its name to MidCap Value Fund III.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the contingent deferred sales charge.

(d) Excludes expense reimbursement from Manager.

(e) Expense ratio without commission rebates.

(f) During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.

See accompanying notes.

713

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

MONEY MARKET FUND

Class J shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .03	0 .04	0 .04	0.02	–

Total From Investment Operations	0 .03	0 .04	0 .04	0.02	–
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .04)	(0 .04)	(0 .02)	–

Total Dividends and Distributions	(0 .03)	(0 .04)	(0 .04)	(0 .02)	–

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(b)	2 .67%	4 .46%	3 .82%	1 .79%	0 .08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 355,746	$ 186,246	$ 157,486	$ 143,460	$ 132,551
Ratio of Expenses to Average Net Assets	0 .87%	0 .98%	1 .11%	1 .15%	1 .17%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1.11%	1 .15%	1 .43%
Ratio of Net Investment Income to Average Net Assets	2 .51%	4 .37%	3 .76%	1 .78%	0 .09%

	2008	2007	2006	2005	2004

MONEY MARKET FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .03	0 .05	0 .04	0.03	0 .01

Total From Investment Operations	0 .03	0 .05	0 .04	0.03	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .05)	(0 .04)	(0 .03)	(0 .01)

Total Dividends and Distributions	(0 .03)	(0 .05)	(0 .04)	(0 .03)	(0 .01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	3 .17%	5 .09%	4 .55%	2.56%	0 .85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 276,963	$ 216,988	$ 26,403	$ 140,592	$ 56,277
Ratio of Expenses to Average Net Assets	0 .39%	0 .39%	0 .40%	0.40%	0 .40%
Ratio of Net Investment Income to Average Net Assets	3 .07%	4 .96%	4 .11%	2.67%	0 .89%

	2008	2007	2006	2005

MONEY MARKET FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .02	0 .04	0 .04	0.02

Total From Investment Operations	0 .02	0 .04	0 .04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	(0 .04)	(0 .04)	(0 .02)

Total Dividends and Distributions	(0 .02)	(0 .04)	(0 .04)	(0 .02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	2 .26%	4 .20%	3 .64%	1.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,194	$ 3,568	$ 1,578	$ 8,627
Ratio of Expenses to Average Net Assets	1 .27%	1 .27%	1 .28%	1.28%
Ratio of Net Investment Income to Average Net Assets	2 .00%	4 .07%	3 .30%	2.43%

	2008	2007	2006	2005	2004

MONEY MARKET FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .02	0 .04	0 .04	0.02	–

Total From Investment Operations	0 .02	0 .04	0 .04	0.02	–
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	(0 .04)	(0 .04)	(0 .02)	–

Total Dividends and Distributions	(0 .02)	(0 .04)	(0 .04)	(0 .02)	–

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	2 .40%	4 .32%	3 .77%	1.81%	0 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 32,085	$ 14,987	$ 9,517	$ 9,180	$ 6,394
Ratio of Expenses to Average Net Assets	1 .14%	1 .14%	1 .15%	1.15%	1 .12%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.15%(d)
Ratio of Net Investment Income to Average Net Assets	2 .23%	4 .21%	3 .66%	1.77%	0 .15%

See accompanying notes.

714

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

MONEY MARKET FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .03	0 .04	0 .04	0.02	–

Total From Investment Operations	0 .03	0 .04	0 .04	0.02	–
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .04)	(0 .04)	(0 .02)	–

Total Dividends and Distributions	(0 .03)	(0 .04)	(0 .04)	(0 .02)	–

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	2 .58%	4 .54%	3 .96%	1.99%	0 .28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 85,636	$ 22,245	$ 15,280	$ 8,665	$ 7,413
Ratio of Expenses to Average Net Assets	0 .96%	0 .96%	0 .97%	0.97%	0 .97%
Ratio of Net Investment Income to Average Net Assets	2 .29%	4 .39%	3 .96%	1.98%	0 .31%

	2008	2007	2006	2005	2004

MONEY MARKET FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .03	0 .05	0 .04	0.02	0 .01

Total From Investment Operations	0 .03	0 .05	0 .04	0.02	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .05)	(0 .04)	(0 .02)	(0 .01)

Total Dividends and Distributions	(0 .03)	(0 .05)	(0 .04)	(0 .02)	(0 .01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	2 .78%	4 .72%	4 .16%	2.17%	0 .46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,868	$ 13,941	$ 6,614	$ 3,495	$ 1,484
Ratio of Expenses to Average Net Assets	0 .77%	0 .77%	0 .78%	0.78%	0 .78%
Ratio of Net Investment Income to Average Net Assets	2 .55%	4 .59%	4 .23%	2.28%	0 .49%

	2008	2007	2006	2005	2004

MONEY MARKET FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .03	0 .05	0 .04	0.02	0 .01

Total From Investment Operations	0 .03	0 .05	0 .04	0.02	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .05)	(0 .04)	(0 .02)	(0 .01)

Total Dividends and Distributions	(0 .03)	(0 .05)	(0 .04)	(0 .02)	(0 .01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	2 .90%	4 .83%	4 .28%	2 .30%	0 .59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 158,425	$ 86,072	$ 41,532	$ 30,291	$ 14,599
Ratio of Expenses to Average Net Assets	0 .65%	0 .65%	0 .66%	0 .66%	0 .66%
Ratio of Net Investment Income to Average Net Assets	2 .63%	4 .70%	4 .25%	2 .30%	0 .61%
(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager.

(d)	Expense ratio without the Manager's voluntary expense limit.

See accompanying notes.

715

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

MORTGAGE SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10.54	$ 10.55	$ 10.53	$ 10.88	$ 10.89
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .51(a)	0 .51(a)	0 .49	0 .45(a)	0 .44(a)
Net Realized and Unrealized Gain (Loss) on
Investments	(0 .17)	0 .01	0 .05	(0 .30)	0 .05

Total From Investment Operations	0 .34	0 .52	0 .54	0.15	0.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .53)	(0 .53)	(0 .52)	(0 .50)	(0 .50)

Total Dividends and Distributions	(0 .53)	(0 .53)	(0 .52)	(0 .50)	(0 .50)

Net Asset Value, End of Period	$ 10.35	$ 10.54	$ 10.55	$ 10.53	$ 10.88

Total Return	3 .23%	4 .98%	5 .25%	1 .41%	4 .65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,037,568	$ 1,497,302	$ 1,521,330	$ 1,642,617	$ 1,260,104
Ratio of Expenses to Average Net Assets	0 .50%	0 .50%	0 .52%	0 .54%	0 .55%
Ratio of Gross Expenses to Average Net Assets(b)	–	–	0 .52%	0.54%	0 .55%
Ratio of Net Investment Income to Average Net Assets.	4 .79%	4 .86%	4 .64%	4.22%	4 .02%
Portfolio Turnover Rate	5 .3%	13 .6%	13 .0%	34.0%	30.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without custodian credits.

See accompanying notes.

716

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004(a)

PREFERRED SECURITIES FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.97	$ 10.62	$ 10.48	$ 11.25	$ 11.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .53	0 .53	0 .51	0 .52	0.48
Net Realized and Unrealized Gain (Loss) on Investments	(3 .39)	(0 .63)	0 .10	(0 .38)	(0 .27)

Total From Investment Operations	(2 .86)	(0 .10)	0 .61	0.14	0 .21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .52)	(0 .55)	(0 .47)	(0 .91)	–

Total Dividends and Distributions	(0 .52)	(0 .55)	(0 .47)	(0 .91)	–

Net Asset Value, End of Period	$ 6.59	$ 9.97	$ 10.62	$ 10.48	$ 11.25

Total Return(c)	(29 .84)%	(1 .03)%	5 .95%	1 .27%	1 .90%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,099	$ 25,471	$ 24,881	$ 24,037	$ 16,472
Ratio of Expenses to Average Net Assets	1 .46%	1 .51%	1 .58%	1.60%	1 .59%(e)
Ratio of Gross Expenses to Average Net Assets(f)	–	–	1.58%	1 .63%	2 .13%(e)
Ratio of Net Investment Income to Average Net Assets	5 .94%	5 .05%	4 .92%	4.84%	5 .13%(e)
Portfolio Turnover Rate	18 .7%	33 .9%	22 .4%	17.8%	14.0%(e)

	2008	2007	2006	2005	2004

PREFERRED SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10.07	$ 10.73	$ 10.58	$ 11.34	$ 11.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .60	0 .61	0 .61	0 .62	0.65
Net Realized and Unrealized Gain (Loss) on Investments	(3 .43)	(0 .63)	0 .09	(0 .39)	(0 .07)

Total From Investment Operations	(2 .83)	(0 .02)	0 .70	0.23	0 .58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .58)	(0 .64)	(0 .55)	(0 .99)	(0 .45)

Total Dividends and Distributions	(0 .58)	(0 .64)	(0 .55)	(0 .99)	(0 .45)

Net Asset Value, End of Period	$ 6.66	$ 10.07	$ 10.73	$ 10.58	$ 11.34

Total Return	(29 .34)%	(0 .26)%	6 .88%	2 .07%	5 .32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 909,039	$ 712,347	$ 580,507	$ 330,862	$ 202,386
Ratio of Expenses to Average Net Assets	0 .74%	0 .75%	0 .75%	0 .75%	0 .75%
Ratio of Net Investment Income to Average Net Assets	6 .70%	5 .80%	5 .77%	5 .68%	5 .83%
Portfolio Turnover Rate	18 .7%	33 .9%	22 .4%	17.8%	14.0%

	2008	2007	2006	2005

PREFERRED SECURITIES FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 10.05	$ 10.70	$ 10.56	$ 11.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .52	0 .51	0 .52	0 .52
Net Realized and Unrealized Gain (Loss) on Investments	(3 .42)	(0 .62)	0 .08	(0 .39)

Total From Investment Operations	(2 .90)	(0 .11)	0 .60	0.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .50)	(0 .54)	(0 .46)	(0 .91)

Total Dividends and Distributions	(0 .50)	(0 .54)	(0 .46)	(0 .91)

Net Asset Value, End of Period	$ 6.65	$ 10.05	$ 10.70	$ 10.56

Total Return	(29 .92)%	(1 .12)%	5 .87%	1 .14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 593	$ 545	$ 176	$ 9
Ratio of Expenses to Average Net Assets	1 .62%	1 .63%	1 .63%	1.63%
Ratio of Net Investment Income to Average Net Assets	5 .83%	4 .86%	4 .97%	4.78%
Portfolio Turnover Rate	18 .7%	33 .9%	22 .4%	17.8%

See accompanying notes.

717

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004(g)

PREFERRED SECURITIES FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 10.02	$ 10.67	$ 10.52	$ 11.30	$ 10.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .53	0 .51	0 .53	0 .54	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(3 .41)	(0 .61)	0 .09	(0 .40)	0 .25

Total From Investment Operations	(2 .88)	(0 .10)	0 .62	0.14	0 .50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .52)	(0 .55)	(0 .47)	(0 .92)	–

Total Dividends and Distributions	(0 .52)	(0 .55)	(0 .47)	(0 .92)	–

Net Asset Value, End of Period	$ 6.62	$ 10.02	$ 10.67	$ 10.52	$ 11.30

Total Return	(29 .91)%	(0 .98)%	6 .12%	1 .25%	4 .63%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 667	$ 681	$ 22	$ 15	$ 10
Ratio of Expenses to Average Net Assets	1 .49%	1 .49%	1 .50%	1.50%	1 .50%(e)
Ratio of Net Investment Income to Average Net Assets	5 .96%	5 .00%	5 .00%	4.96%	5 .36%(e)
Portfolio Turnover Rate	18 .7%	33 .9%	22 .4%	17.8%	14.0%(e)

	2008	2007	2006	2005	2004(g)

PREFERRED SECURITIES FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10.04	$ 10.69	$ 10.54	$ 11.31	$ 10.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .55	0 .55	0 .55	0 .56	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(3 .43)	(0 .63)	0 .09	(0 .39)	0 .25

Total From Investment Operations	(2 .88)	(0 .08)	0 .64	0.17	0 .51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .53)	(0 .57)	(0 .49)	(0 .94)	–

Total Dividends and Distributions	(0 .53)	(0 .57)	(0 .49)	(0 .94)	–

Net Asset Value, End of Period	$ 6.63	$ 10.04	$ 10.69	$ 10.54	$ 11.31

Total Return	(29 .83)%	(0 .78)%	6 .30%	1 .49%	4 .72%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,518	$ 1,911	$ 655	$ 10	$ 10
Ratio of Expenses to Average Net Assets	1 .31%	1 .32%	1 .32%	1.32%	1 .32%(e)
Ratio of Net Investment Income to Average Net Assets	6 .16%	5 .23%	5 .21%	5.10%	5 .55%(e)
Portfolio Turnover Rate	18 .7%	33 .9%	22 .4%	17.8%	14.0%(e)

	2008	2007	2006	2005	2004(g)

PREFERRED SECURITIES FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10.03	$ 10.70	$ 10.55	$ 11.32	$ 10.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .57	0 .56	0 .56	0 .58	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(3 .42)	(0 .63)	0 .10	(0 .39)	0 .25

Total From Investment Operations	(2 .85)	(0 .07)	0 .66	0.19	0 .52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .55)	(0 .60)	(0 .51)	(0 .96)	–

Total Dividends and Distributions	(0 .55)	(0 .60)	(0 .51)	(0 .96)	–

Net Asset Value, End of Period	$ 6.63	$ 10.03	$ 10.70	$ 10.55	$ 11.32

Total Return	(29 .63)%	(0 .77)%	6 .50%	1 .65%	4 .81%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,710	$ 234	$ 10	$ 10	$ 11
Ratio of Expenses to Average Net Assets	1 .12%	1 .12%	1 .13%	1.13%	1 .13%(e)
Ratio of Net Investment Income to Average Net Assets	6 .34%	5 .37%	5 .37%	5.28%	5 .73%(e)
Portfolio Turnover Rate	18 .7%	33 .9%	22 .4%	17.8%	14.0%(e)

See accompanying notes.

718

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004(g)

PREFERRED SECURITIES FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10.05	$ 10.71	$ 10.56	$ 11.32	$ 10.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .58	0 .57	0 .58	0 .59	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(3 .43)	(0 .62)	0 .10	(0 .38)	0 .25

Total From Investment Operations	(2 .85)	(0 .05)	0 .68	0.21	0 .52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .56)	(0 .61)	(0 .53)	(0 .97)	–

Total Dividends and Distributions	(0 .56)	(0 .61)	(0 .53)	(0 .97)	–

Net Asset Value, End of Period	$ 6.64	$ 10.05	$ 10.71	$ 10.56	$ 11.32

Total Return	(29 .58)%	(0 .54)%	6 .62%	1 .84%	4 .81%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 492	$ 575	$ 33	$ 10	$ 11
Ratio of Expenses to Average Net Assets	1 .00%	1 .00%	1 .01%	1.01%	1 .01%(e)
Ratio of Net Investment Income to Average Net Assets	6 .49%	5 .45%	5 .50%	5.43%	5 .86%(e)
Portfolio Turnover Rate	18 .7%	33 .9%	22 .4%	17.8%	14.0%(e)

(a)	Period from December 29, 2003, date operations commenced, through October 31, 2004.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager.

(g)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

See accompanying notes.

719

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2010 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 14.11	$ 13.17	$ 12.07	$ 11.59	$ 10.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .45	0 .36	0 .33	0 .29	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(4 .74)	0 .99	1 .08	0.53	0 .95

Total From Investment Operations	(4 .29)	1 .35	1 .41	0.82	1 .08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .34)	(0 .23)	(0 .24)	(0 .09)
Distributions from Realized Gains	(0 .23)	(0 .07)	(0 .08)	(0 .10)	–

Total Dividends and Distributions	(0 .65)	(0 .41)	(0 .31)	(0 .34)	(0 .09)

Net Asset Value, End of Period	$ 9.17	$ 14.11	$ 13.17	$ 12.07	$ 11.59

Total Return(b)	(31 .75)%	10 .51%	11 .88%	7 .20%	10 .21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 185,729	$ 286,278	$ 191,674	$ 106,539	$ 59,805
Ratio of Expenses to Average Net Assets(c)	0 .58%	0 .64%	0 .69%	0 .73%	0 .78%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0.69%	–	0 .78%
Ratio of Net Investment Income to Average Net Assets	3 .76%	2 .68%	2 .66%	2 .46%	1 .16%
Portfolio Turnover Rate	12 .7%	14 .7%	16 .6%	10.2%	34.3%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2010 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 14.21	$ 13.27	$ 12.15	$ 11.61	$ 10.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .49	0 .42	0 .41	0 .36	0.20
Net Realized and Unrealized Gain (Loss) on Investments	(4 .76)	1 .01	1 .09	0.53	0 .95

Total From Investment Operations	(4 .27)	1 .43	1 .50	0.89	1 .15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .49)	(0 .42)	(0 .30)	(0 .25)	(0 .17)
Distributions from Realized Gains	(0 .23)	(0 .07)	(0 .08)	(0 .10)	–

Total Dividends and Distributions	(0 .72)	(0 .49)	(0 .38)	(0 .35)	(0 .17)

Net Asset Value, End of Period	$ 9.22	$ 14.21	$ 13.27	$ 12.15	$ 11.61

Total Return	(31 .52)%	11 .07%	12 .64%	7 .78%	10 .97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 846,470	$ 1,116,351	$ 668,274	$ 408,886	$ 226,885
Ratio of Expenses to Average Net Assets(c)	0 .13%	0 .12%	0 .12%	0 .12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	4 .11%	3 .13%	3 .24%	3 .05%	1 .80%
Portfolio Turnover Rate	12 .7%	14 .7%	16 .6%	10.2%	34.3%

	2008	2007	2006	2005

PRINCIPAL LIFETIME 2010 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 14.08	$ 13.15	$ 12.05	$ 11.62
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .35	0 .30	0 .29	0 .22
Net Realized and Unrealized Gain (Loss) on Investments	(4 .69)	1 .00	1 .08	0.55

Total From Investment Operations	(4 .34)	1 .30	1 .37	0.77
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .30)	(0 .19)	(0 .24)
Distributions from Realized Gains	(0 .23)	(0 .07)	(0 .08)	(0 .10)

Total Dividends and Distributions	(0 .60)	(0 .37)	(0 .27)	(0 .34)

Net Asset Value, End of Period	$ 9.14	$ 14.08	$ 13.15	$ 12.05

Total Return	(32 .07)%	10 .10%	11 .58%	6.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,907	$ 14,507	$ 6,230	$ 1,343
Ratio of Expenses to Average Net Assets(c)	1 .01%	1 .00%	1 .00%	1.00%
Ratio of Net Investment Income to Average Net Assets	2 .93%	2 .20%	2 .35%	1.82%
Portfolio Turnover Rate	12 .7%	14 .7%	16 .6%	10.2%

See accompanying notes.

720

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2010 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 14.02	$ 13.10	$ 12.00	$ 11.55	$ 10.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .40	0 .32	0 .30	0 .26	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(4 .70)	0 .99	1 .09	0.53	0 .97

Total From Investment Operations	(4 .30)	1 .31	1 .39	0.79	1 .06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .32)	(0 .21)	(0 .24)	(0 .09)
Distributions from Realized Gains	(0 .23)	(0 .07)	(0 .08)	(0 .10)	–

Total Dividends and Distributions	(0 .62)	(0 .39)	(0 .29)	(0 .34)	(0 .09)

Net Asset Value, End of Period	$ 9.10	$ 14.02	$ 13.10	$ 12.00	$ 11.55

Total Return	(31 .97)%	10 .21%	11 .77%	6.95%	10 .10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 37,240	$ 53,760	$ 36,680	$ 21,112	$ 8,554
Ratio of Expenses to Average Net Assets(c)	0 .88%	0 .87%	0 .87%	0.87%	0 .87%
Ratio of Net Investment Income to Average Net Assets	3 .39%	2 .39%	2 .43%	2.17%	0 .80%
Portfolio Turnover Rate	12 .7%	14 .7%	16 .6%	10.2%	34.3%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2010 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 14.07	$ 13.14	$ 12.04	$ 11.56	$ 10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .41	0 .34	0 .33	0 .28	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(4 .71)	1 .00	1 .08	0.54	0 .97

Total From Investment Operations	(4 .30)	1 .34	1 .41	0.82	1 .08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)	(0 .34)	(0 .23)	(0 .24)	(0 .11)
Distributions from Realized Gains	(0 .23)	(0 .07)	(0 .08)	(0 .10)	–

Total Dividends and Distributions	(0 .64)	(0 .41)	(0 .31)	(0 .34)	(0 .11)

Net Asset Value, End of Period	$ 9.13	$ 14.07	$ 13.14	$ 12.04	$ 11.56

Total Return	(31 .88)%	10 .45%	11 .94%	7.23%	10 .29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 75,999	$ 87,602	$ 50,488	$ 20,694	$ 10,270
Ratio of Expenses to Average Net Assets(c)	0 .70%	0 .69%	0 .69%	0.69%	0 .69%
Ratio of Net Investment Income to Average Net Assets	3 .48%	2 .53%	2 .63%	2.32%	1 .02%
Portfolio Turnover Rate	12 .7%	14 .7%	16 .6%	10.2%	34.3%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2010 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 14.10	$ 13.17	$ 12.07	$ 11.57	$ 10.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .44	0 .37	0 .36	0 .25	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(4 .71)	0 .99	1 .07	0.59	1 .00

Total From Investment Operations	(4 .27)	1 .36	1 .43	0.84	1 .10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .36)	(0 .25)	(0 .24)	(0 .13)
Distributions from Realized Gains	(0 .23)	(0 .07)	(0 .08)	(0 .10)	–

Total Dividends and Distributions	(0 .67)	(0 .43)	(0 .33)	(0 .34)	(0 .13)

Net Asset Value, End of Period	$ 9.16	$ 14.10	$ 13.17	$ 12.07	$ 11.57

Total Return	(31 .67)%	10 .64%	12 .12%	7.41%	10 .49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 47,919	$ 59,244	$ 26,768	$ 11,896	$ 1,501
Ratio of Expenses to Average Net Assets(c)	0 .51%	0 .50%	0 .50%	0.50%	0 .50%
Ratio of Net Investment Income to Average Net Assets	3 .66%	2 .71%	2 .87%	2.19%	0 .89%
Portfolio Turnover Rate	12 .7%	14 .7%	16 .6%	10.2%	34.3%

See accompanying notes.

721

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2010 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 14.13	$ 13.20	$ 12 .09	$ 11 .58	$ 10 .61
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .45	0 .38	0 .37	0 .31	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(4 .72)	1 .00	1 .09	0.54	0 .98

Total From Investment Operations	(4 .27)	1 .38	1 .46	0.85	1 .12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .45)	(0 .38)	(0 .27)	(0 .24)	(0 .15)
Distributions from Realized Gains	(0 .23)	(0 .07)	(0 .08)	(0 .10)	–

Total Dividends and Distributions	(0 .68)	(0 .45)	(0 .35)	(0 .34)	(0 .15)

Net Asset Value, End of Period	$ 9.18	$ 14.13	$ 13 .20	$ 12 .09	$ 11 .58

Total Return	(31 .60)%	10 .76%	12 .31%	7 .51%	10 .61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 140,387	$ 152,317	$ 81,573	$ 21,733	$ 5,551
Ratio of Expenses to Average Net Assets(c)	0 .39%	0 .38%	0 .38%	0 .38%	0 .38%
Ratio of Net Investment Income to Average Net Assets	3 .75%	2 .83%	2 .97%	2 .69%	1 .22%
Portfolio Turnover Rate	12 .7%	14 .7%	16 .6%	10 .2%	34.3%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Excludes expense reimbursement from Manager.

See accompanying notes.

722

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2008(a)

PRINCIPAL LIFETIME 2015 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	(2 .59)

Total From Investment Operations	(2 .48)

Net Asset Value, End of Period	$ 7 .52

Total Return	(24 .80)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,190
Ratio of Expenses to Average Net Assets(d),(e)	0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	1 .79%(f)
Portfolio Turnover Rate	50 .1%(f)

2008(a)

PRINCIPAL LIFETIME 2015 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	(2 .61)

Total From Investment Operations	(2 .56)

Net Asset Value, End of Period	$ 7 .44

Total Return	(25 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,798
Ratio of Expenses to Average Net Assets(d),(e)	1 .05%(f)
Ratio of Net Investment Income to Average Net Assets	0 .92%(f)
Portfolio Turnover Rate	50 .1%(f)

2008(a)

PRINCIPAL LIFETIME 2015 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	(2 .62)

Total From Investment Operations	(2 .55)

Net Asset Value, End of Period	$ 7 .45

Total Return	(25 .50)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,358
Ratio of Expenses to Average Net Assets(d),(e)	0 .92%(f)
Ratio of Net Investment Income to Average Net Assets	1 .14%(f)
Portfolio Turnover Rate	50 .1%(f)

2008(a)

PRINCIPAL LIFETIME 2015 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	(2 .61)

Total From Investment Operations	(2 .54)

Net Asset Value, End of Period	$ 7 .46

Total Return	(25 .40)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,835
Ratio of Expenses to Average Net Assets(d),(e)	0 .74%(f)
Ratio of Net Investment Income to Average Net Assets	1 .27%(f)
Portfolio Turnover Rate	50 .1%(f)

See accompanying notes.

723

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

2008(a)

PRINCIPAL LIFETIME 2015 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	(2 .61)

Total From Investment Operations	(2 .53)

Net Asset Value, End of Period	$ 7 .47

Total Return	(25 .30)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,653
Ratio of Expenses to Average Net Assets(d),(e)	0 .55%(f)
Ratio of Net Investment Income to Average Net Assets	1 .37%(f)
Portfolio Turnover Rate	50 .1%(f)

2008(a)

PRINCIPAL LIFETIME 2015 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	(2 .62)

Total From Investment Operations	(2 .53)

Net Asset Value, End of Period	$ 7 .47

Total Return	(25 .30)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,400
Ratio of Expenses to Average Net Assets(d),(e)	0 .43%(f)
Ratio of Net Investment Income to Average Net Assets	1 .50%(f)
Portfolio Turnover Rate	50 .1%(f)

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

See accompanying notes.

724

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2020 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 15.02	$ 13.64	$ 12.24	$ 11.48	$ 10.53
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .40	0 .31	0 .28	0 .24	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(5 .48)	1 .49	1 .46	0.84	0 .95

Total From Investment Operations	(5 .08)	1 .80	1 .74	1.08	1 .06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .38)	(0 .33)	(0 .24)	(0 .23)	(0 .11)
Distributions from Realized Gains	(0 .29)	(0 .09)	(0 .10)	(0 .09)	–

Total Dividends and Distributions	(0 .67)	(0 .42)	(0 .34)	(0 .32)	(0 .11)

Net Asset Value, End of Period	$ 9.27	$ 15.02	$ 13.64	$ 12.24	$ 11.48

Total Return(b)	(35 .27)%	13 .50%	14 .55%	9 .52%	10 .10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 412,169	$ 579,671	$ 356,350	$ 187,253	$ 97,035
Ratio of Expenses to Average Net Assets(c)	0 .59%	0 .64%	0 .69%	0 .73%	0 .78%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0 .69%	–	0 .78%
Ratio of Net Investment Income to Average Net Assets	3 .21%	2 .22%	2 .21%	2 .02%	1 .01%
Portfolio Turnover Rate	7 .1%	15 .1%	7 .4%	5 .5%	27.0%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2020 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 15.12	$ 13.73	$ 12.32	$ 11.49	$ 10.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .44	0 .38	0 .36	0 .31	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(5 .49)	1 .51	1 .47	0.85	0 .95

Total From Investment Operations	(5 .05)	1 .89	1 .83	1.16	1 .13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .41)	(0 .32)	(0 .24)	(0 .19)
Distributions from Realized Gains	(0 .29)	(0 .09)	(0 .10)	(0 .09)	–

Total Dividends and Distributions	(0 .75)	(0 .50)	(0 .42)	(0 .33)	(0 .19)

Net Asset Value, End of Period	$ 9.32	$ 15.12	$ 13.73	$ 12.32	$ 11.49

Total Return	(35 .03)%	14 .14%	15 .23%	10 .20%	10 .85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,904,751	$ 2,266,328	$ 1,243,217	$ 668,863	$ 322,168
Ratio of Expenses to Average Net Assets(c)	0 .12%	0 .12%	0 .12%	0 .12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	3 .52%	2 .65%	2 .78%	2 .59%	1 .63%
Portfolio Turnover Rate	7 .1%	15 .1%	7 .4%	5 .5%	27.0%

	2008	2007	2006	2005

PRINCIPAL LIFETIME 2020 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 15.00	$ 13.62	$ 12.23	$ 11.51
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .31	0 .23	0 .21	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	(5 .44)	1 .53	1 .49	0.92

Total From Investment Operations	(5 .13)	1 .76	1 .70	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .33)	(0 .29)	(0 .21)	(0 .23)
Distributions from Realized Gains	(0 .29)	(0 .09)	(0 .10)	(0 .09)

Total Dividends and Distributions	(0 .62)	(0 .38)	(0 .31)	(0 .32)

Net Asset Value, End of Period	$ 9.25	$ 15.00	$ 13.62	$ 12.23

Total Return	(35 .55)%	13 .16%	14 .15%	9.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 35,642	$ 35,530	$ 14,417	$ 2,799
Ratio of Expenses to Average Net Assets(c)	1 .00%	1 .00%	1 .00%	1.00%
Ratio of Net Investment Income to Average Net Assets	2 .51%	1 .64%	1 .61%	1.03%
Portfolio Turnover Rate	7 .1%	15 .1%	7 .4%	5 .5%

See accompanying notes.

725

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2020 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 14.93	$ 13.56	$ 12.18	$ 11.44	$ 10.50
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .35	0 .28	0 .25	0 .21	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(5 .44)	1 .49	1 .45	0.85	0 .99

Total From Investment Operations	(5 .09)	1 .77	1 .70	1.06	1 .05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .35)	(0 .31)	(0 .22)	(0 .23)	(0 .11)
Distributions from Realized Gains	(0 .29)	(0 .09)	(0 .10)	(0 .09)	–

Total Dividends and Distributions	(0 .64)	(0 .40)	(0 .32)	(0 .32)	(0 .11)

Net Asset Value, End of Period	$ 9.20	$ 14.93	$ 13.56	$ 12.18	$ 11.44

Total Return	(35 .51)%	13 .29%	14 .28%	9 .37%	10 .06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 78,445	$ 107,765	$ 71,913	$ 35,959	$ 12,193
Ratio of Expenses to Average Net Assets(c)	0 .87%	0 .87%	0 .87%	0.87%	0 .87%
Ratio of Net Investment Income to Average Net Assets	2 .84%	2 .02%	1 .92%	1 .77%	0 .51%
Portfolio Turnover Rate	7 .1%	15 .1%	7 .4%	5 .5%	27.0%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2020 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 14.99	$ 13.61	$ 12 .22	$ 11 .46	$ 10 .52
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .37	0 .29	0 .27	0 .22	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(5 .45)	1 .51	1 .47	0.86	0 .96

Total From Investment Operations	(5 .08)	1 .80	1 .74	1.08	1 .07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .38)	(0 .33)	(0 .25)	(0 .23)	(0 .13)
Distributions from Realized Gains	(0 .29)	(0 .09)	(0 .10)	(0 .09)	–

Total Dividends and Distributions	(0 .67)	(0 .42)	(0 .35)	(0 .32)	(0 .13)

Net Asset Value, End of Period	$ 9.24	$ 14.99	$ 13 .61	$ 12 .22	$ 11 .46

Total Return	(35 .38)%	13 .53%	14 .52%	9 .55%	10 .24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 159,254	$ 175,110	$ 93,449	$ 33,721	$ 12,657
Ratio of Expenses to Average Net Assets(c)	0 .69%	0 .69%	0 .69%	0 .69%	0 .69%
Ratio of Net Investment Income to Average Net Assets	2 .95%	2 .09%	2 .06%	1 .82%	0 .95%
Portfolio Turnover Rate	7 .1%	15 .1%	7 .4%	5 .5%	27.0%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2020 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 15.02	$ 13.64	$ 12 .24	$ 11 .46	$ 10 .53
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .38	0 .31	0 .30	0 .19	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(5 .45)	1 .52	1 .47	0.92	1 .02

Total From Investment Operations	(5 .07)	1 .83	1 .77	1.11	1 .08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)	(0 .36)	(0 .27)	(0 .24)	(0 .15)
Distributions from Realized Gains	(0 .29)	(0 .09)	(0 .10)	(0 .09)	–

Total Dividends and Distributions	(0 .69)	(0 .45)	(0 .37)	(0 .33)	(0 .15)

Net Asset Value, End of Period	$ 9.26	$ 15.02	$ 13 .64	$ 12 .24	$ 11 .46

Total Return	(35 .25)%	13 .71%	14 .79%	9 .75%	10 .35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 110,340	$ 121,196	$ 53,209	$ 18,811	$ 1,529
Ratio of Expenses to Average Net Assets(c)	0 .50%	0 .50%	0 .50%	0 .50%	0 .50%
Ratio of Net Investment Income to Average Net Assets	3 .06%	2 .21%	2 .33%	1 .48%	0 .54%
Portfolio Turnover Rate	7 .1%	15 .1%	7 .4%	5 .5%	27.0%

See accompanying notes.

726

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2020 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 15.05	$ 13.67	$ 12.27	$ 11.47	$ 10 .53
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .40	0 .32	0 .30	0 .26	0 .16
Net Realized and Unrealized Gain (Loss) on Investments	(5 .46)	1 .52	1 .49	0.87	0 .94

Total From Investment Operations	(5 .06)	1 .84	1 .79	1.13	1 .10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .37)	(0 .29)	(0 .24)	(0 .16)
Distributions from Realized Gains	(0 .29)	(0 .09)	(0 .10)	(0 .09)	–

Total Dividends and Distributions	(0 .71)	(0 .46)	(0 .39)	(0 .33)	(0 .16)

Net Asset Value, End of Period	$ 9.28	$ 15.05	$ 13.67	$ 12.27	$ 11 .47

Total Return	(35 .16)%	13 .83%	14 .91%	9.92%	10 .58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 267,795	$ 299,458	$ 129,616	$ 37,539	$ 8,498
Ratio of Expenses to Average Net Assets(c)	0 .38%	0 .38%	0 .38%	0.38%	0 .38%
Ratio of Net Investment Income to Average Net Assets	3 .24%	2 .26%	2 .35%	2.15%	1 .41%
Portfolio Turnover Rate	7 .1%	15 .1%	7 .4%	5 .5%	27.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Excludes expense reimbursement from Manager.

See accompanying notes.

727

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2008(a)

PRINCIPAL LIFETIME 2025 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	(2 .80)

Total From Investment Operations	(2 .73)

Net Asset Value, End of Period	$ 7 .27

Total Return	(27 .30)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,413
Ratio of Expenses to Average Net Assets(d),(e)	0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	1 .20%(f)
Portfolio Turnover Rate	21 .3%(f)

2008(a)

PRINCIPAL LIFETIME 2025 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	(2 .80)

Total From Investment Operations	(2 .78)

Net Asset Value, End of Period	$ 7 .22

Total Return	(27 .80)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,871
Ratio of Expenses to Average Net Assets(d),(e)	1 .05%(f)
Ratio of Net Investment Income to Average Net Assets	0 .35%(f)
Portfolio Turnover Rate	21 .3%(f)

2008(a)

PRINCIPAL LIFETIME 2025 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	(2 .80)

Total From Investment Operations	(2 .77)

Net Asset Value, End of Period	$ 7 .23

Total Return	(27 .70)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,000
Ratio of Expenses to Average Net Assets(d),(e)	0 .92%(f)
Ratio of Net Investment Income to Average Net Assets	0 .65%(f)
Portfolio Turnover Rate	21 .3%(f)

2008(a)

PRINCIPAL LIFETIME 2025 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	(2 .81)

Total From Investment Operations	(2 .77)

Net Asset Value, End of Period	$ 7 .23

Total Return	(27 .70)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,787
Ratio of Expenses to Average Net Assets(d),(e)	0 .74%(f)
Ratio of Net Investment Income to Average Net Assets	0 .67%(f)
Portfolio Turnover Rate	21 .3%(f)

See accompanying notes.

728

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

2008(a)

PRINCIPAL LIFETIME 2025 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	(2 .80)

Total From Investment Operations	(2 .75)

Net Asset Value, End of Period	$ 7 .25

Total Return	(27 .50)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,224
Ratio of Expenses to Average Net Assets(d),(e)	0 .55%(f)
Ratio of Net Investment Income to Average Net Assets	0 .80%(f)
Portfolio Turnover Rate	21 .3%(f)

2008(a)

PRINCIPAL LIFETIME 2025 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	(2 .80)

Total From Investment Operations	(2 .74)

Net Asset Value, End of Period	$ 7 .26

Total Return	(27 .40)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,713
Ratio of Expenses to Average Net Assets(d),(e)	0 .43%(f)
Ratio of Net Investment Income to Average Net Assets	0 .90%(f)
Portfolio Turnover Rate	21 .3%(f)

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

See accompanying notes.

729

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2030 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 15.21	$ 13.55	$ 12.06	$ 11.18	$ 10.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .37	0 .27	0 .24	0 .19	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(5 .86)	1 .78	1 .60	0.98	0 .96

Total From Investment Operations	(5 .49)	2 .05	1 .84	1.17	1 .04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .29)	(0 .23)	(0 .21)	(0 .07)
Distributions from Realized Gains	(0 .32)	(0 .10)	(0 .12)	(0 .08)	–

Total Dividends and Distributions	(0 .69)	(0 .39)	(0 .35)	(0 .29)	(0 .07)

Net Asset Value, End of Period	$ 9.03	$ 15.21	$ 13.55	$ 12.06	$ 11.18

Total Return(b)	(37 .71)%	15 .50%	15 .51%	10 .57%	10 .18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 344,061	$ 473,037	$ 292,775	$ 157,396	$ 95,677
Ratio of Expenses to Average Net Assets(c)	0 .62%	0 .66%	0 .72%	0 .79%	0 .87%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0 .72%	–	0 .87%
Ratio of Net Investment Income to Average Net Assets	2 .92%	1 .88%	1 .88%	1 .59%	0 .75%
Portfolio Turnover Rate	6 .6%	15 .5%	9 .4%	4 .8%	30.7%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2030 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 15.27	$ 13.62	$ 12.12	$ 11.17	$ 10.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .40	0 .32	0 .31	0 .26	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(5 .84)	1 .81	1 .62	0.98	0 .96

Total From Investment Operations	(5 .44)	2 .13	1 .93	1.24	1 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .38)	(0 .31)	(0 .21)	(0 .15)
Distributions from Realized Gains	(0 .32)	(0 .10)	(0 .12)	(0 .08)	–

Total Dividends and Distributions	(0 .76)	(0 .48)	(0 .43)	(0 .29)	(0 .15)

Net Asset Value, End of Period	$ 9.07	$ 15.27	$ 13.62	$ 12.12	$ 11.17

Total Return	(37 .35)%	16 .05%	16 .29%	11 .29%	10 .98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,659,024	$ 1,953,928	$ 1,017,369	$ 525,906	$ 282,813
Ratio of Expenses to Average Net Assets(c)	0 .13%	0 .12%	0 .12%	0 .12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	3 .23%	2 .27%	2 .46%	2 .19%	1 .42%
Portfolio Turnover Rate	6 .6%	15 .5%	9 .4%	4 .8%	30.7%

	2008	2007	2006	2005

PRINCIPAL LIFETIME 2030 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 15.15	$ 13.51	$ 12.03	$ 11.19
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .28	0 .18	0 .12	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	(5 .80)	1 .81	1 .68	1.08

Total From Investment Operations	(5 .52)	1 .99	1 .80	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .25)	(0 .20)	(0 .20)
Distributions from Realized Gains	(0 .32)	(0 .10)	(0 .12)	(0 .08)

Total Dividends and Distributions	(0 .64)	(0 .35)	(0 .32)	(0 .28)

Net Asset Value, End of Period	$ 8.99	$ 15.15	$ 13.51	$ 12.03

Total Return	(37 .94)%	15 .07%	15 .21%	10.19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,323	$ 28,841	$ 11,490	$ 1,366
Ratio of Expenses to Average Net Assets(c)	1 .01%	1 .00%	1 .00%	1.00%
Ratio of Net Investment Income to Average Net Assets	2 .25%	1 .24%	0 .96%	0.37%
Portfolio Turnover Rate	6 .6%	15 .5%	9 .4%	4 .8%

See accompanying notes.

730

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2030 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 15.13	$ 13.49	$ 12.01	$ 11.15	$ 10.19
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .33	0 .23	0 .21	0 .15	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(5 .83)	1 .78	1 .61	1.00	0 .98

Total From Investment Operations	(5 .50)	2 .01	1 .82	1.15	1 .03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .27)	(0 .22)	(0 .21)	(0 .07)
Distributions from Realized Gains	(0 .32)	(0 .10)	(0 .12)	(0 .08)	–

Total Dividends and Distributions	(0 .66)	(0 .37)	(0 .34)	(0 .29)	(0 .07)

Net Asset Value, End of Period	$ 8.97	$ 15.13	$ 13.49	$ 12.01	$ 11.15

Total Return	(37 .91)%	15 .25%	15 .39%	10.42%	10 .16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 67,038	$ 98,270	$ 60,034	$ 30,522	$ 10,544
Ratio of Expenses to Average Net Assets(c)	0 .88%	0 .87%	0 .87%	0.87%	0 .87%
Ratio of Net Investment Income to Average Net Assets	2 .67%	1 .64%	1 .66%	1.29%	0 .45%
Portfolio Turnover Rate	6 .6%	15 .5%	9 .4%	4 .8%	30.7%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2030 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 15.20	$ 13.55	$ 12 .06	$ 11 .18	$ 10 .22
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .33	0 .24	0 .21	0 .14	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(5 .83)	1 .81	1 .64	1.03	0 .97

Total From Investment Operations	(5 .50)	2 .05	1 .85	1.17	1 .05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .36)	(0 .30)	(0 .24)	(0 .21)	(0 .09)
Distributions from Realized Gains	(0 .32)	(0 .10)	(0 .12)	(0 .08)	–

Total Dividends and Distributions	(0 .68)	(0 .40)	(0 .36)	(0 .29)	(0 .09)

Net Asset Value, End of Period	$ 9.02	$ 15.20	$ 13 .55	$ 12 .06	$ 11 .18

Total Return	(37 .75)%	15 .45%	15 .62%	10 .59%	10 .33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 141,078	$ 161,519	$ 79,100	$ 27,967	$ 6,081
Ratio of Expenses to Average Net Assets(c)	0 .70%	0 .69%	0 .69%	0 .69%	0 .69%
Ratio of Net Investment Income to Average Net Assets	2 .69%	1 .70%	1 .68%	1 .21%	0 .70%
Portfolio Turnover Rate	6 .6%	15 .5%	9 .4%	4 .8%	30.7%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2030 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 15.52	$ 13.83	$ 12 .31	$ 11 .38	$ 10 .40
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .36	0 .28	0 .26	0 .17	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(5 .95)	1 .83	1 .64	1.05	1 .06

Total From Investment Operations	(5 .59)	2 .11	1 .90	1.22	1 .09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .32)	(0 .26)	(0 .21)	(0 .11)
Distributions from Realized Gains	(0 .32)	(0 .10)	(0 .12)	(0 .08)	–

Total Dividends and Distributions	(0 .71)	(0 .42)	(0 .38)	(0 .29)	(0 .11)

Net Asset Value, End of Period	$ 9.22	$ 15.52	$ 13 .83	$ 12 .31	$ 11 .38

Total Return	(37 .64)%	15 .65%	15 .75%	10 .86%	10 .55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 103,030	$ 117,390	$ 58,595	$ 23,705	$ 7,352
Ratio of Expenses to Average Net Assets(c)	0 .51%	0 .50%	0 .50%	0 .50%	0 .50%
Ratio of Net Investment Income to Average Net Assets	2 .82%	1 .95%	1 .99%	1 .41%	0 .25%
Portfolio Turnover Rate	6 .6%	15 .5%	9 .4%	4 .8%	30.7%

See accompanying notes.

731

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2030 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 15.25	$ 13.59	$ 12.10	$ 11.18	$ 10 .21
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .37	0 .27	0 .25	0 .20	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	(5 .85)	1 .83	1 .64	1.01	0 .96

Total From Investment Operations	(5 .48)	2 .10	1 .89	1.21	1 .09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)	(0 .34)	(0 .28)	(0 .21)	(0 .12)
Distributions from Realized Gains	(0 .32)	(0 .10)	(0 .12)	(0 .08)	–

Total Dividends and Distributions	(0 .72)	(0 .44)	(0 .40)	(0 .29)	(0 .12)

Net Asset Value, End of Period	$ 9.05	$ 15.25	$ 13.59	$ 12.10	$ 11 .18

Total Return	(37 .57)%	15 .85%	15 .93%	10.98%	10 .78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 213,626	$ 234,264	$ 108,704	$ 28,290	$ 7,855
Ratio of Expenses to Average Net Assets(c)	0 .39%	0 .38%	0 .38%	0.38%	0 .38%
Ratio of Net Investment Income to Average Net Assets	2 .99%	1 .91%	1 .92%	1.70%	1 .19%
Portfolio Turnover Rate	6 .6%	15 .5%	9 .4%	4 .8%	30.7%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Excludes expense reimbursement from Manager.

See accompanying notes.

732

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2008(a)

PRINCIPAL LIFETIME 2035 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	(2 .91)

Total From Investment Operations	(2 .87)

Net Asset Value, End of Period	$ 7 .13

Total Return	(28 .70)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,703
Ratio of Expenses to Average Net Assets(d),(e)	0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	0 .71%(f)
Portfolio Turnover Rate	16 .8%(f)

2008(a)

PRINCIPAL LIFETIME 2035 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .89)

Total From Investment Operations	(2 .90)

Net Asset Value, End of Period	$ 7 .10

Total Return	(29 .00)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,086
Ratio of Expenses to Average Net Assets(d),(e)	1 .05%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .17)%(f)
Portfolio Turnover Rate	16 .8%(f)

2008(a)

PRINCIPAL LIFETIME 2035 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(2 .91)

Total From Investment Operations	(2 .90)

Net Asset Value, End of Period	$ 7 .10

Total Return	(29 .00)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 555
Ratio of Expenses to Average Net Assets(d),(e)	0 .92%(f)
Ratio of Net Investment Income to Average Net Assets	0 .14%(f)
Portfolio Turnover Rate	16 .8%(f)

2008(a)

PRINCIPAL LIFETIME 2035 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(2 .91)

Total From Investment Operations	(2 .90)

Net Asset Value, End of Period	$ 7 .10

Total Return	(29 .00)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,368
Ratio of Expenses to Average Net Assets(d),(e)	0 .74%(f)
Ratio of Net Investment Income to Average Net Assets	0 .17%(f)
Portfolio Turnover Rate	16 .8%(f)

See accompanying notes.

733

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

2008(a)

PRINCIPAL LIFETIME 2035 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	(2 .90)

Total From Investment Operations	(2 .88)

Net Asset Value, End of Period	$ 7 .12

Total Return	(28 .80)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,606
Ratio of Expenses to Average Net Assets(d),(e)	0 .55%(f)
Ratio of Net Investment Income to Average Net Assets	0 .30%(f)
Portfolio Turnover Rate	16 .8%(f)

2008(a)

PRINCIPAL LIFETIME 2035 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	(2 .90)

Total From Investment Operations	(2 .87)

Net Asset Value, End of Period	$ 7 .13

Total Return	(28 .70)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,829
Ratio of Expenses to Average Net Assets(d),(e)	0 .43%(f)
Ratio of Net Investment Income to Average Net Assets	0 .40%(f)
Portfolio Turnover Rate	16 .8%(f)

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

See accompanying notes.

734

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2040 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 15.61	$ 13.72	$ 12.12	$ 11.14	$ 10.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .33	0 .23	0 .20	0 .13	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	(6 .24)	2 .04	1 .70	1.11	0 .97

Total From Investment Operations	(5 .91)	2 .27	1 .90	1.24	1 .00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .36)	(0 .28)	(0 .19)	(0 .18)	(0 .01)
Distributions from Realized Gains	(0 .31)	(0 .10)	(0 .11)	(0 .08)	–

Total Dividends and Distributions	(0 .67)	(0 .38)	(0 .30)	(0 .26)	(0 .01)

Net Asset Value, End of Period	$ 9.03	$ 15.61	$ 13.72	$ 12.12	$ 11.14

Total Return(b)	(39 .42)%	16 .86%	15 .89%	11.25%	9 .86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 152,176	$ 194,722	$ 110,477	$ 50,858	$ 26,053
Ratio of Expenses to Average Net Assets(c)	0 .69%	0 .70%	0 .76%	0.87%	0 .97%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0 .77%	–	0 .97%
Ratio of Net Investment Income to Average Net Assets	2 .58%	1 .59%	1 .52%	1.07%	0 .29%
Portfolio Turnover Rate	6 .0%	16 .5%	13 .1%	7.1%	40.0%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2040 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 15.73	$ 13.83	$ 12.24	$ 11.17	$ 10.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .38	0 .29	0 .28	0 .21	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(6 .27)	2 .07	1 .71	1.13	0 .98

Total From Investment Operations	(5 .89)	2 .36	1 .99	1.34	1 .10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .36)	(0 .29)	(0 .19)	(0 .15)
Distributions from Realized Gains	(0 .31)	(0 .10)	(0 .11)	(0 .08)	–

Total Dividends and Distributions	(0 .75)	(0 .46)	(0 .40)	(0 .27)	(0 .15)

Net Asset Value, End of Period	$ 9.09	$ 15.73	$ 13.83	$ 12.24	$ 11.17

Total Return	(39 .15)%	17 .54%	16 .60%	12 .11%	10 .84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 921,180	$ 1,039,113	$ 503,092	$ 243,275	$ 108,127
Ratio of Expenses to Average Net Assets(c)	0 .13%	0 .12%	0 .12%	0 .12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	3 .00%	1 .96%	2 .17%	1 .73%	1 .07%
Portfolio Turnover Rate	6 .0%	16 .5%	13 .1%	7 .1%	40.0%

	2008	2007	2006	2005

PRINCIPAL LIFETIME 2040 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 15.59	$ 13.70	$ 12.13	$ 11.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .25	0 .13	0 .08	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(6 .20)	2 .10	1 .78	1.20

Total From Investment Operations	(5 .95)	2 .23	1 .86	1.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .24)	(0 .18)	(0 .18)
Distributions from Realized Gains	(0 .31)	(0 .10)	(0 .11)	(0 .08)

Total Dividends and Distributions	(0 .63)	(0 .34)	(0 .29)	(0 .26)

Net Asset Value, End of Period	$ 9.01	$ 15.59	$ 13.70	$ 12.13

Total Return	(39 .66)%	16 .58%	15 .55%	10.93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,457	$ 15,053	$ 5,269	$ 455
Ratio of Expenses to Average Net Assets(c)	1 .01%	1 .00%	1 .00%	1.00%
Ratio of Net Investment Income to Average Net Assets	1 .99%	0 .89%	0 .58%	0.05%
Portfolio Turnover Rate	6 .0%	16 .5%	13 .1%	7 .1%

See accompanying notes.

735

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2040 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 15.56	$ 13.68	$ 12.11	$ 11.13	$ 10.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .31	0 .20	0 .18	0 .11	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .24)	2 .04	1 .69	1.13	1 .03

Total From Investment Operations	(5 .93)	2 .24	1 .87	1.24	1 .02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .33)	(0 .26)	(0 .19)	(0 .18)	(0 .07)
Distributions from Realized Gains	(0 .31)	(0 .10)	(0 .11)	(0 .08)	–

Total Dividends and Distributions	(0 .64)	(0 .36)	(0 .30)	(0 .26)	(0 .07)

Net Asset Value, End of Period	$ 8.99	$ 15.56	$ 13.68	$ 12.11	$ 11.13

Total Return	(39 .59)%	16 .68%	15 .72%	11.26%	10 .05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 32,121	$ 44,449	$ 26,051	$ 11,022	$ 4,436
Ratio of Expenses to Average Net Assets(c)	0 .88%	0 .87%	0 .87%	0.87%	0 .87%
Ratio of Net Investment Income to Average Net Assets	2 .44%	1 .39%	1 .38%	0.96%	(0 .11)%
Portfolio Turnover Rate	6 .0%	16 .5%	13 .1%	7 .1%	40.0%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2040 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 15.59	$ 13.70	$ 12.13	$ 11.13	$ 10.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .31	0 .20	0 .20	0 .15	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(6 .22)	2 .07	1 .70	1.12	1 .02

Total From Investment Operations	(5 .91)	2 .27	1 .90	1.27	1 .04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .36)	(0 .28)	(0 .22)	(0 .19)	(0 .09)
Distributions from Realized Gains	(0 .31)	(0 .10)	(0 .11)	(0 .08)	–

Total Dividends and Distributions	(0 .67)	(0 .38)	(0 .33)	(0 .27)	(0 .09)

Net Asset Value, End of Period	$ 9.01	$ 15.59	$ 13.70	$ 12.13	$ 11.13

Total Return	(39 .47)%	16 .95%	15 .91%	11.46%	10 .25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 69,607	$ 75,682	$ 36,537	$ 14,824	$ 8,117
Ratio of Expenses to Average Net Assets(c)	0 .70%	0 .69%	0 .69%	0.69%	0 .69%
Ratio of Net Investment Income to Average Net Assets	2 .49%	1 .39%	1 .55%	1.28%	0 .17%
Portfolio Turnover Rate	6 .0%	16 .5%	13 .1%	7 .1%	40.0%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2040 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 15.61	$ 13.72	$ 12.15	$ 11.13	$ 10.19
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .30	0 .20	0 .22	0 .07	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(6 .19)	2 .10	1 .70	1.22	1 .03

Total From Investment Operations	(5 .89)	2 .30	1 .92	1.29	1 .05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .31)	(0 .24)	(0 .19)	(0 .11)
Distributions from Realized Gains	(0 .31)	(0 .10)	(0 .11)	(0 .08)	–

Total Dividends and Distributions	(0 .70)	(0 .41)	(0 .35)	(0 .27)	(0 .11)

Net Asset Value, End of Period	$ 9.02	$ 15.61	$ 13.72	$ 12.15	$ 11.13

Total Return	(39 .37)%	17 .14%	16 .11%	11.67%	10 .35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 49,106	$ 46,791	$ 14,898	$ 5,549	$ 256
Ratio of Expenses to Average Net Assets(c)	0 .51%	0 .50%	0 .50%	0.50%	0 .50%
Ratio of Net Investment Income to Average Net Assets	2 .41%	1 .40%	1 .69%	0.53%	0 .15%
Portfolio Turnover Rate	6 .0%	16 .5%	13 .1%	7 .1%	40.0%

See accompanying notes.

736

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2040 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 15.68	$ 13.78	$ 12.20	$ 11.15	$ 10.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .36	0 .24	0 .19	0 .13	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(6 .27)	2 .09	1 .76	1.19	0 .96

Total From Investment Operations	(5 .91)	2 .33	1 .95	1.32	1 .06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)	(0 .33)	(0 .26)	(0 .19)	(0 .12)
Distributions from Realized Gains	(0 .31)	(0 .10)	(0 .11)	(0 .08)	–

Total Dividends and Distributions	(0 .71)	(0 .43)	(0 .37)	(0 .27)	(0 .12)

Net Asset Value, End of Period	$ 9.06	$ 15.68	$ 13.78	$ 12.20	$ 11.15

Total Return	(39 .31)%	17 .29%	16 .27%	11 .93%	10 .46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 99,181	$ 108,005	$ 47,329	$ 11,799	$ 1,642
Ratio of Expenses to Average Net Assets(c)	0 .39%	0 .38%	0 .38%	0.38%	0 .38%
Ratio of Net Investment Income to Average Net Assets	2 .80%	1 .63%	1 .49%	1 .09%	0 .94%
Portfolio Turnover Rate	6 .0%	16 .5%	13 .1%	7 .1%	40.0%
(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Excludes expense reimbursement from Manager.

See accompanying notes.

737

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2008(a)

PRINCIPAL LIFETIME 2045 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	(2 .98)

Total From Investment Operations	(2 .96)

Net Asset Value, End of Period	$ 7 .04

Total Return	(29 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,518
Ratio of Expenses to Average Net Assets(d),(e)	0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	0 .37%(f)
Portfolio Turnover Rate	16 .2%(f)

2008(a)

PRINCIPAL LIFETIME 2045 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .00)

Total From Investment Operations	(3 .03)

Net Asset Value, End of Period	$ 6 .97

Total Return	(30 .30)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 350
Ratio of Expenses to Average Net Assets(d),(e)	1 .05%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .50)%(f)
Portfolio Turnover Rate	16 .2%(f)

2008(a)

PRINCIPAL LIFETIME 2045 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .00)

Total From Investment Operations	(3 .02)

Net Asset Value, End of Period	$ 6 .98

Total Return	(30 .20)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 139
Ratio of Expenses to Average Net Assets(d),(e)	0 .92%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .36)%(f)
Portfolio Turnover Rate	16 .2%(f)

2008(a)

PRINCIPAL LIFETIME 2045 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .00)

Total From Investment Operations	(3 .01)

Net Asset Value, End of Period	$ 6 .99

Total Return	(30 .10)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,893
Ratio of Expenses to Average Net Assets(d),(e)	0 .74%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .13)%(f)
Portfolio Turnover Rate	16 .2%(f)

See accompanying notes.

738

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

2008(a)

PRINCIPAL LIFETIME 2045 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–
Net Realized and Unrealized Gain (Loss) on Investments	(3 .00)

Total From Investment Operations	(3 .00)

Net Asset Value, End of Period	$ 7 .00

Total Return	(30 .00)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,991
Ratio of Expenses to Average Net Assets(d),(e)	0 .55%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .04)%(f)
Portfolio Turnover Rate	16 .2%(f)

2008(a)

PRINCIPAL LIFETIME 2045 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–
Net Realized and Unrealized Gain (Loss) on Investments	(2 .99)

Total From Investment Operations	(2 .99)

Net Asset Value, End of Period	$ 7 .01

Total Return	(29 .90)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,592
Ratio of Expenses to Average Net Assets(d),(e)	0 .43%(f)
Ratio of Net Investment Income to Average Net Assets	0 .08%(f)
Portfolio Turnover Rate	16 .2%(f)

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

See accompanying notes.

739

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2050 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 15.04	$ 13.15	$ 11.55	$ 10.55	$ 9.67
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .30	0 .20	0 .15	0 .03	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .11)	2 .04	1 .72	1.20	0 .96

Total From Investment Operations	(5 .81)	2 .24	1 .87	1.23	0 .88
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .24)	(0 .16)	(0 .16)	–
Distributions from Realized Gains	(0 .36)	(0 .11)	(0 .11)	(0 .07)	–

Total Dividends and Distributions	(0 .70)	(0 .35)	(0 .27)	(0 .23)	–

Net Asset Value, End of Period	$ 8.53	$ 15.04	$ 13.15	$ 11.55	$ 10.55

Total Return(b)	(40 .35)%	17 .39%	16 .37%	11.72%	9 .10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,460	$ 42,254	$ 22,053	$ 9,276	$ 3,887
Ratio of Expenses to Average Net Assets(c)	0 .77%	0 .75%	0 .81%	1.21%	1 .68%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0.92%	1 .21%	1 .73%
Ratio of Net Investment Income to Average Net Assets	2 .46%	1 .45%	1 .22%	0.27%	(0 .74)%
Portfolio Turnover Rate	6 .8%	21 .2%	15 .9%	7 .5%	44.9%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2050 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 15.32	$ 13.39	$ 11.80	$ 10.66	$ 9.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .36	0 .29	0 .25	0 .16	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(6 .19)	2 .08	1 .73	1.22	0 .95

Total From Investment Operations	(5 .83)	2 .37	1 .98	1.38	1 .04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .43)	(0 .33)	(0 .28)	(0 .17)	(0 .11)
Distributions from Realized Gains	(0 .36)	(0 .11)	(0 .11)	(0 .07)	–

Total Dividends and Distributions	(0 .79)	(0 .44)	(0 .39)	(0 .24)	(0 .11)

Net Asset Value, End of Period	$ 8.70	$ 15.32	$ 13.39	$ 11.80	$ 10.66

Total Return	(39 .96)%	18 .16%	17 .13%	13 .07%	10 .77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 415,945	$ 487,265	$ 266,710	$ 130,966	$ 58,284
Ratio of Expenses to Average Net Assets(c)	0 .13%	0 .12%	0 .12%	0 .12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	2 .95%	2 .04%	1 .95%	1 .39%	0 .90%
Portfolio Turnover Rate	6 .8%	21 .2%	15 .9%	7 .5%	44.9%

	2008	2007	2006	2005

PRINCIPAL LIFETIME 2050 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 15.19	$ 13.28	$ 11.70	$ 10.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .21	0 .12	0 .01	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .12)	2 .11	1 .85	1.29

Total From Investment Operations	(5 .91)	2 .23	1 .86	1.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .21)	(0 .17)	(0 .16)
Distributions from Realized Gains	(0 .36)	(0 .11)	(0 .11)	(0 .07)

Total Dividends and Distributions	(0 .66)	(0 .32)	(0 .28)	(0 .23)

Net Asset Value, End of Period	$ 8.62	$ 15.19	$ 13.28	$ 11.70

Total Return	(40 .51)%	17 .10%	16 .14%	11.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,320	$ 4,967	$ 1,713	$ 173
Ratio of Expenses to Average Net Assets(c)	1 .01%	1 .00%	1 .00%	1.00%
Ratio of Net Investment Income to Average Net Assets	1 .71%	0 .87%	0 .04%	(0 .32)%
Portfolio Turnover Rate	6 .8%	21 .2%	15 .9%	7 .5%

See accompanying notes.

740

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2050 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 15.17	$ 13.26	$ 11.68	$ 10.63	$ 9.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .29	0 .20	0 .16	0 .08	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .17)	2 .05	1 .72	1.20	1 .03

Total From Investment Operations	(5 .88)	2 .25	1 .88	1.28	0 .97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .23)	(0 .19)	(0 .16)	(0 .04)
Distributions from Realized Gains	(0 .36)	(0 .11)	(0 .11)	(0 .07)	–

Total Dividends and Distributions	(0 .68)	(0 .34)	(0 .30)	(0 .23)	(0 .04)

Net Asset Value, End of Period	$ 8.61	$ 15.17	$ 13.26	$ 11.68	$ 10.63

Total Return	(40 .42)%	17 .28%	16 .32%	12.18%	9 .99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,857	$ 19,012	$ 12,526	$ 5,998	$ 3,539
Ratio of Expenses to Average Net Assets(c)	0 .88%	0 .87%	0 .87%	0.87%	0 .87%
Ratio of Net Investment Income to Average Net Assets	2 .39%	1 .44%	1 .30%	0.73%	(0 .53)%
Portfolio Turnover Rate	6 .8%	21 .2%	15 .9%	7 .5%	44.9%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2050 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 15.20	$ 13.29	$ 11.71	$ 10.64	$ 9.71
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .30	0 .20	0 .14	0 .08	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(6 .16)	2 .07	1 .76	1.22	0 .97

Total From Investment Operations	(5 .86)	2 .27	1 .90	1.30	0 .98
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .35)	(0 .25)	(0 .21)	(0 .16)	(0 .05)
Distributions from Realized Gains	(0 .36)	(0 .11)	(0 .11)	(0 .07)	–

Total Dividends and Distributions	(0 .71)	(0 .36)	(0 .32)	(0 .23)	(0 .05)

Net Asset Value, End of Period	$ 8.63	$ 15.20	$ 13.29	$ 11.71	$ 10.64

Total Return	(40 .30)%	17 .46%	16 .50%	12.37%	10 .17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,153	$ 25,931	$ 12,547	$ 4,371	$ 1,508
Ratio of Expenses to Average Net Assets(c)	0 .70%	0 .69%	0 .69%	0.69%	0 .69%
Ratio of Net Investment Income to Average Net Assets	2 .44%	1 .43%	1 .15%	0.67%	0 .12%
Portfolio Turnover Rate	6 .8%	21 .2%	15 .9%	7 .5%	44.9%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2050 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 15.25	$ 13.33	$ 11.74	$ 10.65	$ 9.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .29	0 .21	0 .13	0 .02	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(6 .15)	2 .10	1 .80	1.31	0 .99

Total From Investment Operations	(5 .86)	2 .31	1 .93	1.33	1 .00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .28)	(0 .23)	(0 .17)	(0 .07)
Distributions from Realized Gains	(0 .36)	(0 .11)	(0 .11)	(0 .07)	–

Total Dividends and Distributions	(0 .73)	(0 .39)	(0 .34)	(0 .24)	(0 .07)

Net Asset Value, End of Period	$ 8.66	$ 15.25	$ 13.33	$ 11.74	$ 10.65

Total Return	(40 .18)%	17 .71%	16 .76%	12.57%	10 .37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,841	$ 18,918	$ 7,836	$ 1,675	$ 112
Ratio of Expenses to Average Net Assets(c)	0 .51%	0 .50%	0 .50%	0.50%	0 .50%
Ratio of Net Investment Income to Average Net Assets	2 .40%	1 .52%	1 .06%	0.15%	0 .09%
Portfolio Turnover Rate	6 .8%	21 .2%	15 .9%	7 .5%	44.9%

See accompanying notes.

741

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2050 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 15.28	$ 13.35	$ 11.76	$ 10.66	$ 9.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .34	0 .20	0 .18	0 .13	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(6 .20)	2 .13	1 .77	1.21	0 .93

Total From Investment Operations	(5 .86)	2 .33	1 .95	1.34	1 .02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .29)	(0 .25)	(0 .17)	(0 .09)
Distributions from Realized Gains	(0 .36)	(0 .11)	(0 .11)	(0 .07)	–

Total Dividends and Distributions	(0 .75)	(0 .40)	(0 .36)	(0 .24)	(0 .09)

Net Asset Value, End of Period	$ 8.67	$ 15.28	$ 13.35	$ 11.76	$ 10.66

Total Return	(40 .16)%	17 .89%	16 .87%	12.67%	10 .49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 31,835	$ 36,041	$ 12,922	$ 3,731	$ 931
Ratio of Expenses to Average Net Assets(c)	0 .39%	0 .38%	0 .38%	0.38%	0 .38%
Ratio of Net Investment Income to Average Net Assets	2 .78%	1 .42%	1 .44%	1.14%	0 .83%
Portfolio Turnover Rate	6 .8%	21 .2%	15 .9%	7 .5%	44.9%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Excludes expense reimbursement from Manager.

See accompanying notes.

742

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2008(a)

PRINCIPAL LIFETIME 2055 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	(3 .03)

Total From Investment Operations	(3 .01)

Net Asset Value, End of Period	$ 6 .99

Total Return	(30 .10)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 937
Ratio of Expenses to Average Net Assets(d),(e)	0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	0 .28%(f)
Portfolio Turnover Rate	194 .7%(f)

2008(a)

PRINCIPAL LIFETIME 2055 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .02)

Total From Investment Operations	(3 .05)

Net Asset Value, End of Period	$ 6 .95

Total Return	(30 .50)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 70
Ratio of Expenses to Average Net Assets(d),(e)	1 .05%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .54)%(f)
Portfolio Turnover Rate	194 .7%(f)

2008(a)

PRINCIPAL LIFETIME 2055 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .02)

Total From Investment Operations	(3 .05)

Net Asset Value, End of Period	$ 6 .95

Total Return	(30 .50)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14
Ratio of Expenses to Average Net Assets(d),(e)	0 .92%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .49)%(f)
Portfolio Turnover Rate	194 .7%(f)

2008(a)

PRINCIPAL LIFETIME 2055 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .02)

Total From Investment Operations	(3 .04)

Net Asset Value, End of Period	$ 6 .96

Total Return	(30 .40)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 119
Ratio of Expenses to Average Net Assets(d),(e)	0 .74%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .30)%(f)
Portfolio Turnover Rate	194 .7%(f)

See accompanying notes.

743

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

2008(a)

PRINCIPAL LIFETIME 2055 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .02)

Total From Investment Operations	(3 .03)

Net Asset Value, End of Period	$ 6 .97

Total Return	(30 .30)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28
Ratio of Expenses to Average Net Assets(d),(e)	0 .55%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .09)%(f)
Portfolio Turnover Rate	194 .7%(f)

2008(a)

PRINCIPAL LIFETIME 2055 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–
Net Realized and Unrealized Gain (Loss) on Investments	(3 .02)

Total From Investment Operations	(3 .02)

Net Asset Value, End of Period	$ 6 .98

Total Return	(30 .20)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 304
Ratio of Expenses to Average Net Assets(d),(e)	0 .43%(f)
Ratio of Net Investment Income to Average Net Assets	0 .01%(f)
Portfolio Turnover Rate	194 .7%(f)

(a)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

See accompanying notes.

744

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Class J shares

Net Asset Value, Beginning of Period	$ 12.81	$ 12.62	$ 11.93	$ 11.70	$ 10.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .54	0 .48	0 .40	0 .34	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(3 .36)	0 .15	0 .67	0.26	0 .94

Total From Investment Operations	(2 .82)	0 .63	1 .07	0.60	1 .07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .49)	(0 .38)	(0 .26)	(0 .24)	(0 .09)
Distributions from Realized Gains	(0 .17)	(0 .06)	(0 .12)	(0 .13)	–

Total Dividends and Distributions	(0 .66)	(0 .44)	(0 .38)	(0 .37)	(0 .09)

Net Asset Value, End of Period	$ 9.33	$ 12.81	$ 12.62	$ 11.93	$ 11.70

Total Return(b)	(23 .13)%	5 .08%	9 .20%	5.13%	10 .04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 60,289	$ 95,309	$ 81,151	$ 57,536	$ 24,991
Ratio of Expenses to Average Net Assets(c)	0 .60%	0 .67%	0 .71%	0.77%	0 .86%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	–	–	0.86%
Ratio of Net Investment Income to Average Net Assets	4 .76%	3 .82%	3 .27%	2.80%	1 .12%
Portfolio Turnover Rate	30 .7%	25 .3%	48 .9%	43.8%	34.1%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 12.92	$ 12.73	$ 12.03	$ 11.73	$ 10.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .59	0 .55	0 .47	0 .41	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(3 .38)	0 .16	0 .69	0.26	0 .94

Total From Investment Operations	(2 .79)	0 .71	1 .16	0.67	1 .16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .56)	(0 .46)	(0 .34)	(0 .24)	(0 .20)
Distributions from Realized Gains	(0 .17)	(0 .06)	(0 .12)	(0 .13)	–

Total Dividends and Distributions	(0 .73)	(0 .52)	(0 .46)	(0 .37)	(0 .20)

Net Asset Value, End of Period	$ 9.40	$ 12.92	$ 12.73	$ 12.03	$ 11.73

Total Return	(22 .81)%	5 .68%	9 .90%	5 .79%	10 .92%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 287,888	$ 341,609	$ 250,395	$ 182,132	$ 109,104
Ratio of Expenses to Average Net Assets(c)	0 .13%	0 .12%	0 .12%	0 .12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	5 .13%	4 .33%	3 .85%	3 .44%	1 .95%
Portfolio Turnover Rate	30 .7%	25 .3%	48 .9%	43.8%	34.1%

	2008	2007	2006	2005

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 12.81	$ 12.63	$ 11.94	$ 11.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .46	0 .45	0 .37	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	(3 .33)	0 .13	0 .67	0.29

Total From Investment Operations	(2 .87)	0 .58	1 .04	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .45)	(0 .34)	(0 .23)	(0 .23)
Distributions from Realized Gains	(0 .17)	(0 .06)	(0 .12)	(0 .13)

Total Dividends and Distributions	(0 .62)	(0 .40)	(0 .35)	(0 .36)

Net Asset Value, End of Period	$ 9.32	$ 12.81	$ 12.63	$ 11.94

Total Return	(23 .47)%	4 .68%	8 .91%	4.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,026	$ 4,777	$ 2,543	$ 276
Ratio of Expenses to Average Net Assets(c)	1 .01%	1 .00%	1 .00%	1.00%
Ratio of Net Investment Income to Average Net Assets	4 .00%	3 .61%	3 .01%	2.22%
Portfolio Turnover Rate	30 .7%	25 .3%	48 .9%	43.8%

See accompanying notes.

745

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 12.79	$ 12.60	$ 11.90	$ 11.69	$ 10.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .51	0 .45	0 .35	0 .28	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(3 .36)	0 .16	0 .72	0.30	1 .00

Total From Investment Operations	(2 .85)	0 .61	1 .07	0.58	1 .09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .36)	(0 .25)	(0 .24)	(0 .12)
Distributions from Realized Gains	(0 .17)	(0 .06)	(0 .12)	(0 .13)	–

Total Dividends and Distributions	(0 .64)	(0 .42)	(0 .37)	(0 .37)	(0 .12)

Net Asset Value, End of Period	$ 9.30	$ 12.79	$ 12.60	$ 11.90	$ 11.69

Total Return	(23 .41)%	4 .91%	9 .17%	4.96%	10 .23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,792	$ 25,462	$ 20,550	$ 7,959	$ 1,686
Ratio of Expenses to Average Net Assets(c)	0 .88%	0 .87%	0 .87%	0.87%	0 .87%
Ratio of Net Investment Income to Average Net Assets	4 .51%	3 .62%	2 .88%	2.30%	0 .82%
Portfolio Turnover Rate	30 .7%	25 .3%	48 .9%	43.8%	34.1%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 12.79	$ 12.60	$ 11.92	$ 11.68	$ 10.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .52	0 .47	0 .40	0 .30	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(3 .35)	0 .16	0 .67	0.31	0 .94

Total From Investment Operations	(2 .83)	0 .63	1 .07	0.61	1 .09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .49)	(0 .38)	(0 .27)	(0 .24)	(0 .14)
Distributions from Realized Gains	(0 .17)	(0 .06)	(0 .12)	(0 .13)	–

Total Dividends and Distributions	(0 .66)	(0 .44)	(0 .39)	(0 .37)	(0 .14)

Net Asset Value, End of Period	$ 9.30	$ 12.79	$ 12.60	$ 11.92	$ 11.68

Total Return	(23 .27)%	5 .11%	9 .19%	5.24%	10 .24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 24,573	$ 29,428	$ 19,341	$ 11,688	$ 2,352
Ratio of Expenses to Average Net Assets(c)	0 .70%	0 .69%	0 .69%	0.69%	0 .69%
Ratio of Net Investment Income to Average Net Assets	4 .58%	3 .75%	3 .34%	2.43%	1 .33%
Portfolio Turnover Rate	30 .7%	25 .3%	48 .9%	43.8%	34.1%

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 12.83	$ 12.64	$ 11.95	$ 11.69	$ 10.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .50	0 .49	0 .42	0 .34	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(3 .32)	0 .17	0 .68	0.29	0 .98

Total From Investment Operations	(2 .82)	0 .66	1 .10	0.63	1 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .51)	(0 .41)	(0 .29)	(0 .24)	(0 .16)
Distributions from Realized Gains	(0 .17)	(0 .06)	(0 .12)	(0 .13)	–

Total Dividends and Distributions	(0 .68)	(0 .47)	(0 .41)	(0 .37)	(0 .16)

Net Asset Value, End of Period	$ 9.33	$ 12.83	$ 12.64	$ 11.95	$ 11.69

Total Return	(23 .12)%	5 .30%	9 .46%	5.43%	10 .44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,933	$ 11,742	$ 4,466	$ 1,861	$ 479
Ratio of Expenses to Average Net Assets(c)	0 .51%	0 .50%	0 .50%	0.50%	0 .50%
Ratio of Net Investment Income to Average Net Assets	4 .48%	3 .91%	3 .44%	2.84%	1 .11%
Portfolio Turnover Rate	30 .7%	25 .3%	48 .9%	43.8%	34.1%

See accompanying notes.

746

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 12.89	$ 12.69	$ 12.00	$ 11.72	$ 10.76
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .55	0 .52	0 .43	0 .36	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(3 .36)	0 .16	0 .69	0.29	0 .94

Total From Investment Operations	(2 .81)	0 .68	1 .12	0.65	1 .13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .53)	(0 .42)	(0 .31)	(0 .24)	(0 .17)
Distributions from Realized Gains	(0 .17)	(0 .06)	(0 .12)	(0 .13)	–

Total Dividends and Distributions	(0 .70)	(0 .48)	(0 .43)	(0 .37)	(0 .17)

Net Asset Value, End of Period	$ 9.38	$ 12.89	$ 12.69	$ 12.00	$ 11.72

Total Return	(23 .00)%	5 .49%	9 .56%	5.60%	10 .64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 33,264	$ 35,806	$ 19,216	$ 8,703	$ 2,312
Ratio of Expenses to Average Net Assets(c)	0 .39%	0 .38%	0 .38%	0.38%	0 .38%
Ratio of Net Investment Income to Average Net Assets	4 .84%	4 .09%	3 .51%	3.01%	1 .69%
Portfolio Turnover Rate	30 .7%	25 .3%	48 .9%	43.8%	34.1%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Excludes expense reimbursement from Manager.

See accompanying notes.

747

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

REAL ESTATE SECURITIES FUND

Class J shares

Net Asset Value, Beginning of Period	$ 24.61	$ 27.21	$ 20.19	$ 18.28	$ 14.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .24	0 .15	0 .12	0 .28	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(7 .25)	(0 .60)	7 .68	3.14	3 .97

Total From Investment Operations	(7 .01)	(0 .45)	7 .80	3.42	4 .25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .08)	(0 .16)	(0 .46)	(0 .25)
Distributions from Realized Gains	(5 .73)	(2 .07)	(0 .62)	(1 .05)	(0 .14)

Total Dividends and Distributions	(6 .00)	(2 .15)	(0 .78)	(1 .51)	(0 .39)

Net Asset Value, End of Period	$ 11.60	$ 24.61	$ 27.21	$ 20.19	$ 18.28

Total Return(b)	(36 .13)%	(2 .12)%	39 .86%	19 .47%	30 .09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 107,631	$ 195,723	$ 231,200	$ 147,059	$ 95,696
Ratio of Expenses to Average Net Assets	1 .43%	1 .47%	1 .53%	1 .63%	1 .68%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	–	1.68%(d)
Ratio of Net Investment Income to Average Net Assets	1 .48%	0 .59%	0 .50%	1 .42%	1 .72%
Portfolio Turnover Rate	47 .2%	77 .8%(e)	37 .8%	26.7%(f)	67 .9%

	2008	2007	2006	2005	2004

REAL ESTATE SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 24.96	$ 27.56	$ 20.41	$ 18.44	$ 14.56
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .33	0 .26	0 .28	0 .42	0.41
Net Realized and Unrealized Gain (Loss) on Investments	(7 .37)	(0 .55)	7 .78	3.18	4 .01

Total From Investment Operations	(7 .04)	(0 .29)	8 .06	3.60	4 .42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .36)	(0 .24)	(0 .29)	(0 .58)	(0 .40)
Distributions from Realized Gains	(5 .73)	(2 .07)	(0 .62)	(1 .05)	(0 .14)

Total Dividends and Distributions	(6 .09)	(2 .31)	(0 .91)	(1 .63)	(0 .54)

Net Asset Value, End of Period	$ 11.83	$ 24.96	$ 27.56	$ 20.41	$ 18.44

Total Return	(35 .71)%	(1 .48)%	40 .85%	20 .41%	31 .21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 894,685	$ 1,110,332	$ 770,259	$ 405,696	$ 253,838
Ratio of Expenses to Average Net Assets	0 .84%	0 .83%	0 .84%	0 .85%	0 .85%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.85%(d)
Ratio of Net Investment Income to Average Net Assets	2 .05%	1 .04%	1 .20%	2 .19%	2 .53%
Portfolio Turnover Rate	47 .2%	77 .8%(e)	37 .8%	26.7%(f)	67 .9%

	2008	2007	2006	2005

REAL ESTATE SECURITIES FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 24.82	$ 27.47	$ 20.39	$ 18.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .19	0 .05	0 .06	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	(7 .31)	(0 .57)	7 .78	2.91

Total From Investment Operations	(7 .12)	(0 .52)	7 .84	3.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .06)	(0 .14)	(0 .44)
Distributions from Realized Gains	(5 .73)	(2 .07)	(0 .62)	(1 .05)

Total Dividends and Distributions	(5 .96)	(2 .13)	(0 .76)	(1 .49)

Net Asset Value, End of Period	$ 11.74	$ 24.82	$ 27.47	$ 20.39

Total Return	(36 .25)%	(2 .38)%	39 .62%	18 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,945	$ 3,842	$ 2,908	$ 406
Ratio of Expenses to Average Net Assets	1 .72%	1 .71%	1 .72%	1.73%
Ratio of Net Investment Income to Average Net Assets	1 .17%	0 .22%	0 .25%	1.66%
Portfolio Turnover Rate	47 .2%	77 .8%(e)	37 .8%	26.7%(f)

See accompanying notes.

748

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

REAL ESTATE SECURITIES FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 24.39	$ 27.00	$ 20.05	$ 18.15	$ 14.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .21	0 .14	0 .09	0 .28	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(7 .16)	(0 .61)	7 .64	3.13	3 .95

Total From Investment Operations	(6 .95)	(0 .47)	7 .73	3.41	4 .23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)	(0 .07)	(0 .16)	(0 .46)	(0 .28)
Distributions from Realized Gains	(5 .73)	(2 .07)	(0 .62)	(1 .05)	(0 .14)

Total Dividends and Distributions	(5 .98)	(2 .14)	(0 .78)	(1 .51)	(0 .42)

Net Asset Value, End of Period	$ 11.46	$ 24.39	$ 27.00	$ 20.05	$ 18.15

Total Return	(36 .18)%	(2 .23)%	39 .79%	19 .60%	30 .21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,889	$ 22,550	$ 35,260	$ 18,934	$ 12,660
Ratio of Expenses to Average Net Assets	1 .59%	1 .58%	1 .59%	1.60%	1 .60%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.60%(d)
Ratio of Net Investment Income to Average Net Assets	1 .31%	0 .58%	0 .40%	1.46%	1 .78%
Portfolio Turnover Rate	47 .2%	77 .8%(e)	37 .8%	26.7%(f)	67 .9%

	2008	2007	2006	2005	2004

REAL ESTATE SECURITIES FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 24.67	$ 27.27	$ 20.23	$ 18.30	$ 14.46
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .24	0 .18	0 .14	0 .31	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(7 .26)	(0 .62)	7 .72	3.16	4 .00

Total From Investment Operations	(7 .02)	(0 .44)	7 .86	3.47	4 .29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	(0 .09)	(0 .20)	(0 .49)	(0 .31)
Distributions from Realized Gains	(5 .73)	(2 .07)	(0 .62)	(1 .05)	(0 .14)

Total Dividends and Distributions	(6 .01)	(2 .16)	(0 .82)	(1 .54)	(0 .45)

Net Asset Value, End of Period	$ 11.64	$ 24.67	$ 27.27	$ 20.23	$ 18.30

Total Return	(36 .08)%	(2 .06)%	40 .07%	19 .77%	30 .40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,885	$ 42,136	$ 58,101	$ 32,336	$ 24,621
Ratio of Expenses to Average Net Assets	1 .41%	1 .40%	1 .41%	1.42%	1 .42%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.42%(d)
Ratio of Net Investment Income to Average Net Assets	1 .48%	0 .73%	0 .59%	1.64%	1 .83%
Portfolio Turnover Rate	47 .2%	77 .8%(e)	37 .8%	26.7%(f)	67 .9%

	2008	2007	2006	2005	2004

REAL ESTATE SECURITIES FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 24.54	$ 27.14	$ 20.13	$ 18.21	$ 14.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .27	0 .21	0 .19	0 .35	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(7 .21)	(0 .60)	7 .67	3.14	3 .98

Total From Investment Operations	(6 .94)	(0 .39)	7 .86	3.49	4 .31
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .31)	(0 .14)	(0 .23)	(0 .52)	(0 .34)
Distributions from Realized Gains	(5 .73)	(2 .07)	(0 .62)	(1 .05)	(0 .14)

Total Dividends and Distributions	(6 .04)	(2 .21)	(0 .85)	(1 .57)	(0 .48)

Net Asset Value, End of Period	$ 11.56	$ 24.54	$ 27.14	$ 20.13	$ 18.21

Total Return	(35 .94)%	(1 .88)%	40 .32%	20 .01%	30 .75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,277	$ 16,259	$ 17,216	$ 7,336	$ 1,395
Ratio of Expenses to Average Net Assets	1 .22%	1 .21%	1 .22%	1.23%	1 .23%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.23%(d)
Ratio of Net Investment Income to Average Net Assets	1 .67%	0 .86%	0 .83%	1.84%	2 .05%
Portfolio Turnover Rate	47 .2%	77 .8%(e)	37 .8%	26.7%(f)	67 .9%

See accompanying notes.

749

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

REAL ESTATE SECURITIES FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 24.56	$ 27.16	$ 20.13	$ 18.21	$ 14.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .29	0 .26	0 .21	0 .37	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(7 .23)	(0 .62)	7 .69	3.14	3 .96

Total From Investment Operations	(6 .94)	(0 .36)	7 .90	3.51	4 .32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .17)	(0 .25)	(0 .54)	(0 .36)
Distributions from Realized Gains	(5 .73)	(2 .07)	(0 .62)	(1 .05)	(0 .14)

Total Dividends and Distributions	(6 .05)	(2 .24)	(0 .87)	(1 .59)	(0 .50)

Net Asset Value, End of Period	$ 11.57	$ 24.56	$ 27.16	$ 20.13	$ 18.21

Total Return	(35 .89)%	(1 .76)%	40 .54%	20 .13%	30 .82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 40,951	$ 74,228	$ 102,031	$ 54,932	$ 30,865
Ratio of Expenses to Average Net Assets	1 .10%	1 .09%	1 .10%	1 .11%	1 .10%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.11%(d)
Ratio of Net Investment Income to Average Net Assets	1 .81%	1 .05%	0 .92%	1 .95%	2 .28%
Portfolio Turnover Rate	47 .2%	77 .8%(e)	37 .8%	26.7%(f)	67 .9%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager.

(d)	Expense ratio without commission rebates.

(e)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.

(f)	Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

See accompanying notes.

750

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007(a)

SAM BALANCED PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 15.90	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .26	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	(4 .28)	1 .19

Total From Investment Operations	(4 .02)	1 .34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .14)
Distributions from Realized Gains	(0 .77)	–

Total Dividends and Distributions	(1 .24)	(0 .14)

Redemption fees	–	0 .01

Net Asset Value, End of Period	$ 10.64	$ 15.90

Total Return(c)	(27 .20)%	9 .27%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 58,350	$ 2,597
Ratio of Expenses to Average Net Assets(e)	0 .95%	0 .95%(f)
Ratio of Net Investment Income to Average Net Assets	2 .00%	1 .21%(f)
Portfolio Turnover Rate	34 .8%	14 .6%(f)

	2008	2007(a)

SAM BALANCED PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .42	0 .22
Net Realized and Unrealized Gain (Loss) on Investments	(4 .39)	1 .33

Total From Investment Operations	(3 .97)	1 .55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .55)	(0 .21)
Distributions from Realized Gains	(0 .77)	–

Total Dividends and Distributions	(1 .32)	(0 .21)

Net Asset Value, End of Period	$ 10.74	$ 16.03

Total Return	(26 .71)%	10 .67%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,448	$ 1,385
Ratio of Expenses to Average Net Assets(e)	0 .33%	0 .31%(f)
Ratio of Net Investment Income to Average Net Assets	3 .14%	1 .82%(f)
Portfolio Turnover Rate	34 .8%	14 .6%(f)

	2008	2007(a)

SAM BALANCED PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .20	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	(4 .30)	1 .35

Total From Investment Operations	(4 .10)	1 .46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .43)	(0 .12)
Distributions from Realized Gains	(0 .77)	–

Total Dividends and Distributions	(1 .20)	(0 .12)

Net Asset Value, End of Period	$ 10.73	$ 16.03

Total Return	(27 .41)%	9 .95%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,064	$ 17
Ratio of Expenses to Average Net Assets(e)	1 .21%	1 .19%(f)
Ratio of Net Investment Income to Average Net Assets	1 .57%	0 .92%(f)
Portfolio Turnover Rate	34 .8%	14 .6%(f)

See accompanying notes.

751

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007(a)

SAM BALANCED PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .28	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	(4 .36)	1 .35

Total From Investment Operations	(4 .08)	1 .47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .45)	(0 .13)
Distributions from Realized Gains	(0 .77)	–

Total Dividends and Distributions	(1 .22)	(0 .13)

Net Asset Value, End of Period	$ 10.73	$ 16.03

Total Return	(27 .32)%	10 .06%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 146	$ 17
Ratio of Expenses to Average Net Assets(e)	1 .08%	1 .06%(f)
Ratio of Net Investment Income to Average Net Assets	2 .19%	1 .02%(f)
Portfolio Turnover Rate	34 .8%	14 .6%(f)

	2008	2007(a)

SAM BALANCED PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .30	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	(4 .36)	1 .30

Total From Investment Operations	(4 .06)	1 .49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .15)
Distributions from Realized Gains	(0 .77)	–

Total Dividends and Distributions	(1 .24)	(0 .15)

Net Asset Value, End of Period	$ 10.73	$ 16.03

Total Return	(27 .19)%	10 .21%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,627	$ 1,181
Ratio of Expenses to Average Net Assets(e)	0 .90%	0 .88%(f)
Ratio of Net Investment Income to Average Net Assets	2 .28%	1 .50%(f)
Portfolio Turnover Rate	34 .8%	14 .6%(f)

	2008	2007(a)

SAM BALANCED PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 16.04	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .42	0 .20
Net Realized and Unrealized Gain (Loss) on Investments	(4 .45)	1 .32

Total From Investment Operations	(4 .03)	1 .52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .50)	(0 .17)
Distributions from Realized Gains	(0 .77)	–

Total Dividends and Distributions	(1 .27)	(0 .17)

Net Asset Value, End of Period	$ 10.74	$ 16.04

Total Return	(27 .04)%	10 .43%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,874	$ 1,497
Ratio of Expenses to Average Net Assets(e)	0 .71%	0 .69%(f)
Ratio of Net Investment Income to Average Net Assets	3 .16%	1 .61%(f)
Portfolio Turnover Rate	34 .8%	14 .6%(f)

See accompanying notes.

752

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007(a)

SAM BALANCED PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .30	0 .18
Net Realized and Unrealized Gain (Loss) on Investments	(4 .31)	1 .35

Total From Investment Operations	(4 .01)	1 .53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .51)	(0 .19)
Distributions from Realized Gains	(0 .77)	–

Total Dividends and Distributions	(1 .28)	(0 .19)

Net Asset Value, End of Period	$ 10.74	$ 16.03

Total Return	(26 .90)%	10 .47%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,691	$ 11
Ratio of Expenses to Average Net Assets(e)	0 .59%	0 .57%(f)
Ratio of Net Investment Income to Average Net Assets	2 .50%	1 .54%(f)
Portfolio Turnover Rate	34 .8%	14 .6%(f)

(a) Period from January 17 2007, through April 30, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.02 per share from January 10, 2007, through January 16, 2007.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Does not include expenses of the investment companies in which the Portfolio invests.

(f) Computed on an annualized basis.

See accompanying notes.

753

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .29	0 .21
Net Realized and Unrealized Gain (Loss) on Investments	(2 .56)	0 .67

Total From Investment Operations	(2 .27)	0 .88
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)	(0 .19)
Distributions from Realized Gains	(0 .41)	–

Total Dividends and Distributions	(0 .82)	(0 .19)

Net Asset Value, End of Period	$ 8.77	$ 11.86

Total Return(c)	(20 .34)%	7 .92%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,828	$ 904
Ratio of Expenses to Average Net Assets(e)	0 .95%	0 .95%(f)
Ratio of Net Investment Income to Average Net Assets	2 .85%	2 .33%(f)
Portfolio Turnover Rate	27 .7%	12 .7%(f)

	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 11.87	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .35	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	(2 .55)	0 .68

Total From Investment Operations	(2 .20)	0 .94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .48)	(0 .24)
Distributions from Realized Gains	(0 .41)	–

Total Dividends and Distributions	(0 .89)	(0 .24)

Net Asset Value, End of Period	$ 8.78	$ 11.87

Total Return	(19 .83)%	8 .52%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,825	$ 730
Ratio of Expenses to Average Net Assets(e)	0 .33%	0 .31%(f)
Ratio of Net Investment Income to Average Net Assets	3 .41%	2 .90%(f)
Portfolio Turnover Rate	27 .7%	12 .7%(f)

	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .28	0 .18
Net Realized and Unrealized Gain (Loss) on Investments	(2 .56)	0 .67

Total From Investment Operations	(2 .28)	0 .85
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .16)
Distributions from Realized Gains	(0 .41)	–

Total Dividends and Distributions	(0 .80)	(0 .16)

Net Asset Value, End of Period	$ 8.78	$ 11.86

Total Return	(20 .46)%	7 .71%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 285	$ 11
Ratio of Expenses to Average Net Assets(e)	1 .21%	1 .19%(f)
Ratio of Net Investment Income to Average Net Assets	2 .70%	1 .99%(f)
Portfolio Turnover Rate	27 .7%	12 .7%(f)

See accompanying notes.

754

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .28	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	(2 .55)	0 .68

Total From Investment Operations	(2 .27)	0 .87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)	(0 .18)
Distributions from Realized Gains	(0 .41)	–

Total Dividends and Distributions	(0 .81)	(0 .18)

Net Asset Value, End of Period	$ 8.78	$ 11.86

Total Return	(20 .36)%	7 .82%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 545	$ 24
Ratio of Expenses to Average Net Assets(e)	1 .08%	1 .06%(f)
Ratio of Net Investment Income to Average Net Assets	2 .67%	2 .10%(f)
Portfolio Turnover Rate	27 .7%	12 .7%(f)

	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 11.87	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .36	0 .23
Net Realized and Unrealized Gain (Loss) on Investments	(2 .62)	0 .66

Total From Investment Operations	(2 .26)	0 .89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .19)
Distributions from Realized Gains	(0 .41)	–

Total Dividends and Distributions	(0 .83)	(0 .19)

Net Asset Value, End of Period	$ 8.78	$ 11.87

Total Return	(20 .28)%	8 .06%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,059	$ 692
Ratio of Expenses to Average Net Assets(e)	0 .90%	0 .88%(f)
Ratio of Net Investment Income to Average Net Assets	3 .43%	2 .51%(f)
Portfolio Turnover Rate	27 .7%	12 .7%(f)

	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .41	0 .24
Net Realized and Unrealized Gain (Loss) on Investments	(2 .64)	0 .66

Total From Investment Operations	(2 .23)	0 .90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .21)
Distributions from Realized Gains	(0 .41)	–

Total Dividends and Distributions	(0 .85)	(0 .21)

Net Asset Value, End of Period	$ 8.78	$ 11.86

Total Return	(20 .06)%	8 .12%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,413	$ 349
Ratio of Expenses to Average Net Assets(e)	0 .71%	0 .69%(f)
Ratio of Net Investment Income to Average Net Assets	3 .85%	2 .64%(f)
Portfolio Turnover Rate	27 .7%	12 .7%(f)

See accompanying notes.

755

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

	2008	2007(a)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .34	0 .24
Net Realized and Unrealized Gain (Loss) on Investments	(2 .56)	0 .67

Total From Investment Operations	(2 .22)	0 .91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .45)	(0 .22)
Distributions from Realized Gains	(0 .41)	–

Total Dividends and Distributions	(0 .86)	(0 .22)

Net Asset Value, End of Period	$ 8.78	$ 11.86

Total Return	(19 .96)%	8 .23%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 879	$ 11
Ratio of Expenses to Average Net Assets(e)	0 .59%	0 .57%(f)
Ratio of Net Investment Income to Average Net Assets	3 .49%	2 .62%(f)
Portfolio Turnover Rate	27 .7%	12 .7%(f)

(a) Period from January 17, 2007 through April 30, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

(b) Calculated based on average shares outstanding during the period.

 (c) Total return is calculated without the contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Does not include expenses of the investment companies in which the Portfolio invests.

 (f) Computed on an annualized basis.

See accompanying notes.

756

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 18.75	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .17	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	(6 .03)	1 .97

Total From Investment Operations	(5 .86)	2 .00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	–
Distributions from Realized Gains	(1 .08)	–

Total Dividends and Distributions	(1 .50)	–

Net Asset Value, End of Period	$ 11.39	$ 18.75

Total Return(c)	(33 .82)%	11 .94%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 37,408	$ 3,643
Ratio of Expenses to Average Net Assets(e)	0 .95%	0 .95%(f)
Ratio of Net Investment Income to Average Net Assets	1 .20%	0 .22%(f)
Portfolio Turnover Rate	32 .4%	16 .2%(f)

	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 18.85	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .25	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	(6 .05)	1 .98

Total From Investment Operations	(5 .80)	2 .10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .52)	–
Distributions from Realized Gains	(1 .08)	–

Total Dividends and Distributions	(1 .60)	–

Net Asset Value, End of Period	$ 11.45	$ 18.85

Total Return	(33 .43)%	12 .54%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,776	$ 1,459
Ratio of Expenses to Average Net Assets(e)	0 .33%	0 .31%(f)
Ratio of Net Investment Income to Average Net Assets	1 .72%	0 .86%(f)
Portfolio Turnover Rate	32 .4%	16 .2%(f)

	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 18.72	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .10	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .01)	1 .98

Total From Investment Operations	(5 .91)	1 .97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	–
Distributions from Realized Gains	(1 .08)	–

Total Dividends and Distributions	(1 .45)	–

Net Asset Value, End of Period	$ 11.36	$ 18.72

Total Return	(34 .04)%	11 .76%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,078	$ 24
Ratio of Expenses to Average Net Assets(e)	1 .21%	1 .19%(f)
Ratio of Net Investment Income to Average Net Assets	0 .72%	(0 .05)%(f)
Portfolio Turnover Rate	32 .4%	16 .2%(f)

See accompanying notes.

757

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 18.74	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .25	–
Net Realized and Unrealized Gain (Loss) on Investments	(6 .14)	1 .99

Total From Investment Operations	(5 .89)	1 .99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)	–
Distributions from Realized Gains	(1 .08)	–

Total Dividends and Distributions	(1 .48)	–

Net Asset Value, End of Period	$ 11.37	$ 18.74

Total Return	(33 .97)%	11 .88%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 939	$ 30
Ratio of Expenses to Average Net Assets(e)	1 .08%	1 .06%(f)
Ratio of Net Investment Income to Average Net Assets	1 .71%	0 .00%(f)
Portfolio Turnover Rate	32 .4%	16 .2%(f)

	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 18.77	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .27	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	(6 .13)	1 .94

Total From Investment Operations	(5 .86)	2 .02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .43)	–
Distributions from Realized Gains	(1 .08)	–

Total Dividends and Distributions	(1 .51)	–

Net Asset Value, End of Period	$ 11.40	$ 18.77

Total Return	(33 .80)%	12 .06%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,487	$ 721
Ratio of Expenses to Average Net Assets(e)	0 .90%	0 .88%(f)
Ratio of Net Investment Income to Average Net Assets	1 .85%	0 .58%(f)
Portfolio Turnover Rate	32 .4%	16 .2%(f)

	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 18.79	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .42	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	(6 .26)	1 .94

Total From Investment Operations	(5 .84)	2 .04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	–
Distributions from Realized Gains	(1 .08)	–

Total Dividends and Distributions	(1 .54)	–

Net Asset Value, End of Period	$ 11.41	$ 18.79

Total Return	(33 .69)%	12 .18%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,352	$ 3,040
Ratio of Expenses to Average Net Assets(e)	0 .71%	0 .69%(f)
Ratio of Net Investment Income to Average Net Assets	2 .75%	0 .68%(f)
Portfolio Turnover Rate	32 .4%	16 .2%(f)

See accompanying notes.

758

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

	2008	2007(a)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 18.81	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .10	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	(5 .93)	1 .98

Total From Investment Operations	(5 .83)	2 .06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .48)	–
Distributions from Realized Gains	(1 .08)	–

Total Dividends and Distributions	(1 .56)	–

Net Asset Value, End of Period	$ 11.42	$ 18.81

Total Return	(33 .62)%	12 .30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,708	$ 15
Ratio of Expenses to Average Net Assets(e)	0 .59%	0 .57%(f)
Ratio of Net Investment Income to Average Net Assets	0 .83%	0 .56%(f)
Portfolio Turnover Rate	32 .4%	16 .2%(f)

(a) Period from January 17, 2007 through April 30, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

(b) Calculated based on average shares outstanding during the period.

 (c) Total return is calculated without the contingent deferred sales charge.

 (d) Total return amounts have not been annualized.

(e) Does not include expenses of the investment companies in which the Portfolio invests.

(f) Computed on an annualized basis.

See accompanying notes.

759

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .37	0 .30
Net Realized and Unrealized Gain (Loss) on Investments	(2 .10)	0 .29

Total From Investment Operations	(1 .73)	0 .59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .43)	(0 .28)
Distributions from Realized Gains	(0 .27)	–

Total Dividends and Distributions	(0 .70)	(0 .28)

Net Asset Value, End of Period	$ 9.46	$ 11.89

Total Return(c)	(15 .33)%	5 .16%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,523	$ 501
Ratio of Expenses to Average Net Assets(e)	0 .95%	0 .95%(f)
Ratio of Net Investment Income to Average Net Assets	3 .47%	3 .18%(f)
Portfolio Turnover Rate	35 .1%	9 .7%(f)

	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 11.90	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .42	0 .36
Net Realized and Unrealized Gain (Loss) on Investments	(2 .07)	0 .30

Total From Investment Operations	(1 .65)	0 .66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .50)	(0 .34)
Distributions from Realized Gains	(0 .27)	–

Total Dividends and Distributions	(0 .77)	(0 .34)

Net Asset Value, End of Period	$ 9.48	$ 11.90

Total Return	(14 .69)%	5 .75%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,929	$ 93
Ratio of Expenses to Average Net Assets(e)	0 .33%	0 .31%(f)
Ratio of Net Investment Income to Average Net Assets	3 .85%	3 .90%(f)
Portfolio Turnover Rate	35 .1%	9 .7%(f)

	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .34	0 .27
Net Realized and Unrealized Gain (Loss) on Investments	(2 .08)	0 .30

Total From Investment Operations	(1 .74)	0 .57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)	(0 .26)
Distributions from Realized Gains	(0 .27)	–

Total Dividends and Distributions	(0 .68)	(0 .26)

Net Asset Value, End of Period	$ 9.47	$ 11.89

Total Return	(15 .45)%	4 .97%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 104	$ 10
Ratio of Expenses to Average Net Assets(e)	1 .21%	1 .19%(f)
Ratio of Net Investment Income to Average Net Assets	3 .19%	2 .94%(f)
Portfolio Turnover Rate	35 .1%	9 .7%(f)

See accompanying notes.

760

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 11.90	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .40	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	(2 .13)	0 .31

Total From Investment Operations	(1 .73)	0 .59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .27)
Distributions from Realized Gains	(0 .27)	–

Total Dividends and Distributions	(0 .69)	(0 .27)

Net Asset Value, End of Period	$ 9.48	$ 11.90

Total Return	(15 .33)%	5 .16%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 114	$ 101
Ratio of Expenses to Average Net Assets(e)	1 .08%	1 .06%(f)
Ratio of Net Investment Income to Average Net Assets	3 .68%	3 .02%(f)
Portfolio Turnover Rate	35 .1%	9 .7%(f)

	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 11.90	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .42	0 .31
Net Realized and Unrealized Gain (Loss) on Investments	(2 .14)	0 .29

Total From Investment Operations	(1 .72)	0 .60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .28)
Distributions from Realized Gains	(0 .27)	–

Total Dividends and Distributions	(0 .71)	(0 .28)

Net Asset Value, End of Period	$ 9.47	$ 11.90

Total Return	(15 .27)%	5 .30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 569	$ 302
Ratio of Expenses to Average Net Assets(e)	0 .90%	0 .88%(f)
Ratio of Net Investment Income to Average Net Assets	3 .85%	3 .37%(f)
Portfolio Turnover Rate	35 .1%	9 .7%(f)

	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .46	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	(2 .15)	0 .28

Total From Investment Operations	(1 .69)	0 .61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .30)
Distributions from Realized Gains	(0 .27)	–

Total Dividends and Distributions	(0 .73)	(0 .30)

Net Asset Value, End of Period	$ 9.47	$ 11.89

Total Return	(15 .04)%	5 .36%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 528	$ 377
Ratio of Expenses to Average Net Assets(e)	0 .71%	0 .69%(f)
Ratio of Net Investment Income to Average Net Assets	4 .17%	3 .55%(f)
Portfolio Turnover Rate	35 .1%	9 .7%(f)

See accompanying notes.

761

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

	2008	2007(a)

SAM FLEXIBLE INCOME PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .44	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	(2 .12)	0 .29

Total From Investment Operations	(1 .68)	0 .62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .31)
Distributions from Realized Gains	(0 .27)	–

Total Dividends and Distributions	(0 .74)	(0 .31)

Net Asset Value, End of Period	$ 9.47	$ 11.89

Total Return	(14 .93)%	5 .46%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 562	$ 11
Ratio of Expenses to Average Net Assets(e)	0 .59%	0 .57%(f)
Ratio of Net Investment Income to Average Net Assets	4 .17%	3 .59%(f)
Portfolio Turnover Rate	35 .1%	9 .7%(f)

(a) Period from January 17, 2007 through April 30, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Does not include expenses of the investment companies in which the Portfolio invests.

(f) Computed on an annualized basis.

See accompanying notes.

762

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 20.94	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .10	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(7 .43)	2 .43

Total From Investment Operations	(7 .33)	2 .40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)	–
Distributions from Realized Gains	(1 .15)	–

Total Dividends and Distributions	(1 .56)	–

Net Asset Value, End of Period	$ 12.05	$ 20.94

Total Return(c)	(37 .62)%	12 .94%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 40,275	$ 3,826
Ratio of Expenses to Average Net Assets(e)	0 .95%	0 .95%(f)
Ratio of Net Investment Income to Average Net Assets	0 .66%	(0 .22)%(f)
Portfolio Turnover Rate	32 .5%	15 .7%(f)

	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 21.04	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .26	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	(7 .50)	2 .44

Total From Investment Operations	(7 .24)	2 .50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .53)	–
Distributions from Realized Gains	(1 .15)	–

Total Dividends and Distributions	(1 .68)	–

Net Asset Value, End of Period	$ 12.12	$ 21.04

Total Return	(37 .19)%	13 .48%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,008	$ 1,481
Ratio of Expenses to Average Net Assets(e)	0 .33%	0 .31%(f)
Ratio of Net Investment Income to Average Net Assets	1 .64%	0 .36%(f)
Portfolio Turnover Rate	32 .5%	15 .7%(f)

	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 20.90	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .10	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	(7 .46)	2 .43

Total From Investment Operations	(7 .36)	2 .36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	–
Distributions from Realized Gains	(1 .15)	–

Total Dividends and Distributions	(1 .52)	–

Net Asset Value, End of Period	$ 12.02	$ 20.90

Total Return	(37 .80)%	12 .73%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 988	$ 44
Ratio of Expenses to Average Net Assets(e)	1 .21%	1 .19%(f)
Ratio of Net Investment Income to Average Net Assets	0 .65%	(0 .48)%(f)
Portfolio Turnover Rate	32 .5%	15 .7%(f)
See accompanying notes.

763

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 20.92	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .08	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(7 .43)	2 .46

Total From Investment Operations	(7 .35)	2 .38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	–
Distributions from Realized Gains	(1 .15)	–

Total Dividends and Distributions	(1 .54)	–

Net Asset Value, End of Period	$ 12.03	$ 20.92

Total Return	(37 .73)%	12 .84%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 290	$ 45
Ratio of Expenses to Average Net Assets(e)	1 .08%	1 .06%(f)
Ratio of Net Investment Income to Average Net Assets	0 .52%	(0 .50)%(f)
Portfolio Turnover Rate	32 .5%	15 .7%(f)

	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 20.95	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .26	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	(7 .57)	2 .39

Total From Investment Operations	(7 .31)	2 .41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .43)	–
Distributions from Realized Gains	(1 .15)	–

Total Dividends and Distributions	(1 .58)	–

Net Asset Value, End of Period	$ 12.06	$ 20.95

Total Return	(37 .56)%	13 .00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,011	$ 780
Ratio of Expenses to Average Net Assets(e)	0 .90%	0 .88%(f)
Ratio of Net Investment Income to Average Net Assets	1 .60%	0 .15%(f)
Portfolio Turnover Rate	32 .5%	15 .7%(f)

	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 20.98	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .38	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	(7 .68)	2 .40

Total From Investment Operations	(7 .30)	2 .44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	–
Distributions from Realized Gains	(1 .15)	–

Total Dividends and Distributions	(1 .61)	–

Net Asset Value, End of Period	$ 12.07	$ 20.98

Total Return	(37 .49)%	13 .16%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,134	$ 1,305
Ratio of Expenses to Average Net Assets(e)	0 .71%	0 .69%(f)
Ratio of Net Investment Income to Average Net Assets	2 .27%	0 .22%(f)
Portfolio Turnover Rate	32 .5%	15 .7%(f)

See accompanying notes.

764

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

	2008	2007(a)

SAM STRATEGIC GROWTH PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 21.00	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .09	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(7 .37)	2 .45

Total From Investment Operations	(7 .28)	2 .46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .48)	–
Distributions from Realized Gains	(1 .15)	–

Total Dividends and Distributions	(1 .63)	–

Net Asset Value, End of Period	$ 12.09	$ 21.00

Total Return	(37 .37)%	13 .27%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,077	$ 11
Ratio of Expenses to Average Net Assets(e)	0 .59%	0 .57%(f)
Ratio of Net Investment Income to Average Net Assets	0 .65%	0 .10%(f)
Portfolio Turnover Rate	32 .5%	15 .7%(f)

(a) Period from January 17, 2007 through April 30, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Does not include expenses of the investment companies in which the Portfolio invests.

(f) Computed on an annualized basis.

See accompanying notes.

765

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SHORT-TERM BOND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.80	$ 9.94	$ 9.98	$ 10.24	$ 10.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .43	0 .43	0 .37	0 .27	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(1 .33)	(0 .12)	0 .01	(0 .23)	(0 .09)

Total From Investment Operations	(0 .90)	0 .31	0 .38	0.04	0 .13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .45)	(0 .42)	(0 .30)	(0 .23)
Distributions from Realized Gains	–	–	–	–	(0 .04)

Total Dividends and Distributions	(0 .44)	(0 .45)	(0 .42)	(0 .30)	(0 .27)

Net Asset Value, End of Period	$ 8.46	$ 9.80	$ 9.94	$ 9.98	$ 10.24

Total Return(b)	(9 .48)%	3 .22%	3 .86%	0.39%	1 .27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 47,917	$ 62,768	$ 53,927	$ 45,825	$ 45,294
Ratio of Expenses to Average Net Assets	1 .02%	1 .09%	1 .36%	1.27%	1 .18%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	1 .13%	1 .15%	N/A
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .36%	1.27%	1 .18%
Ratio of Net Investment Income to Average Net Assets	4 .59%	4 .36%	3 .72%	2.65%	2 .15%
Portfolio Turnover Rate	22 .1%	42 .8%	49 .1%	110 .8%(e)	61 .5%

	2008	2007	2006	2005	2004

SHORT-TERM BOND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.79	$ 9.93	$ 9.97	$ 10.23	$ 10.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .49	0 .50	0 .45	0 .35	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(1 .33)	(0 .12)	–	(0 .23)	(0 .09)

Total From Investment Operations	(0 .84)	0 .38	0 .45	0.12	0 .21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .51)	(0 .52)	(0 .49)	(0 .38)	(0 .32)
Distributions from Realized Gains	–	–	–	–	(0 .04)

Total Dividends and Distributions	(0 .51)	(0 .52)	(0 .49)	(0 .38)	(0 .36)

Net Asset Value, End of Period	$ 8.44	$ 9.79	$ 9.93	$ 9.97	$ 10.23

Total Return	(8 .97)%	3 .92%	4 .61%	1 .16%	2 .06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 66,596	$ 114,649	$ 62,186	$ 12,276	$ 10
Ratio of Expenses to Average Net Assets	0 .42%	0 .40%	0 .60%	0 .53%	0 .40%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .40%	0 .40%	N/A
Ratio of Net Investment Income to Average Net Assets	5 .18%	5 .05%	4 .53%	3 .57%	2 .92%
Portfolio Turnover Rate	22 .1%	42 .8%	49 .1%	110 .8%(e)	61 .5%

	2008	2007	2006	2005

SHORT-TERM BOND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.79	$ 9.93	$ 9.96	$ 10.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .40	0 .41	0 .36	0 .25
Net Realized and Unrealized Gain (Loss) on Investments	(1 .33)	(0 .11)	0 .01	(0 .22)

Total From Investment Operations	(0 .93)	0 .30	0 .37	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .44)	(0 .40)	(0 .29)

Total Dividends and Distributions	(0 .42)	(0 .44)	(0 .40)	(0 .29)

Net Asset Value, End of Period	$ 8.44	$ 9.79	$ 9.93	$ 9.96

Total Return	(9 .80)%	3 .06%	3 .80%	0.28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 433	$ 156	$ 72	$ 10
Ratio of Expenses to Average Net Assets	1 .30%	1 .28%	1 .49%	1.43%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	1 .28%	1.28%
Ratio of Net Investment Income to Average Net Assets	4 .33%	4 .17%	3 .61%	2.48%
Portfolio Turnover Rate	22 .1%	42 .8%	49 .1%	110.8%(e),

See accompanying notes.

766

FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SHORT-TERM BOND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.82	$ 9.90	$ 9.94	$ 10.20	$ 10.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .42	0 .42	0 .37	0 .27	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(1 .35)	(0 .05)	–	(0 .23)	(0 .10)

Total From Investment Operations	(0 .93)	0 .37	0 .37	0.04	0 .13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .43)	(0 .45)	(0 .41)	(0 .30)	(0 .25)
Distributions from Realized Gains	–	–	–	–	(0 .04)

Total Dividends and Distributions	(0 .43)	(0 .45)	(0 .41)	(0 .30)	(0 .29)

Net Asset Value, End of Period	$ 8.46	$ 9.82	$ 9.90	$ 9.94	$ 10.20

Total Return	(9 .75)%	3 .83%	3 .84%	0.41%	1 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 152	$ 82	$ 77	$ 131	$ 89
Ratio of Expenses to Average Net Assets	1 .17%	1 .15%	1 .38%	1.29%	1 .15%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	1 .15%	1.15%	N/A
Ratio of Net Investment Income to Average Net Assets	4 .46%	4 .29%	3 .70%	2.67%	2 .18%
Portfolio Turnover Rate	22 .1%	42 .8%	49 .1%	110 .8%(e)	61 .5%

	2008	2007	2006	2005	2004

SHORT-TERM BOND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.85	$ 9.98	$ 10.02	$ 10.28	$ 10.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .44	0 .45	0 .39	0 .29	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(1 .36)	(0 .11)	–	(0 .23)	(0 .05)

Total From Investment Operations	(0 .92)	0 .34	0 .39	0.06	0 .19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .45)	(0 .47)	(0 .43)	(0 .32)	(0 .26)
Distributions from Realized Gains	–	–	–	–	(0 .04)

Total Dividends and Distributions	(0 .45)	(0 .47)	(0 .43)	(0 .32)	(0 .30)

Net Asset Value, End of Period	$ 8.48	$ 9.85	$ 9.98	$ 10.02	$ 10.28

Total Return	(9 .66)%	3 .44%	3 .99%	0.58%	1 .87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,900	$ 21,024	$ 2,217	$ 1,950	$ 959
Ratio of Expenses to Average Net Assets	0 .99%	0 .97%	1 .20%	1.11%	0 .97%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .97%	0 .97%	N/A
Ratio of Net Investment Income to Average Net Assets	4 .57%	4 .50%	3 .88%	2.87%	2 .29%
Portfolio Turnover Rate	22 .1%	42 .8%	49 .1%	110 .8%(e)	61 .5%

	2008	2007	2006	2005	2004

SHORT-TERM BOND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.71	$ 9.85	$ 9.89	$ 10.14	$ 10.29
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .45	0 .46	0 .40	0 .32	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(1 .33)	(0 .11)	0 .01	(0 .23)	(0 .09)

Total From Investment Operations	(0 .88)	0 .35	0 .41	0.09	0 .17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .49)	(0 .45)	(0 .34)	(0 .28)
Distributions from Realized Gains	–	–	–	–	(0 .04)

Total Dividends and Distributions	(0 .47)	(0 .49)	(0 .45)	(0 .34)	(0 .32)

Net Asset Value, End of Period	$ 8.36	$ 9.71	$ 9.85	$ 9.89	$ 10.14

Total Return	(9 .41)%	3 .58%	4 .25%	0.89%	1 .69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,330	$ 2,286	$ 853	$ 745	$ 11
Ratio of Expenses to Average Net Assets	0 .80%	0 .78%	1 .01%	0.94%	0 .78%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .78%	0 .78%	N/A
Ratio of Net Investment Income to Average Net Assets	4 .81%	4 .68%	4 .08%	3.22%	2 .54%
Portfolio Turnover Rate	22 .1%	42 .8%	49 .1%	110 .8%(e)	61 .5%

See accompanying notes.

767

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SHORT-TERM BOND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.77	$ 9.92	$ 9.96	$ 10.22	$ 10.37
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .46	0 .47	0 .42	0 .32	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(1 .33)	(0 .12)	–	(0 .23)	(0 .09)

Total From Investment Operations	(0 .87)	0 .35	0 .42	0.09	0 .19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .48)	(0 .50)	(0 .46)	(0 .35)	(0 .30)
Distributions from Realized Gains	–	–	–	–	(0 .04)

Total Dividends and Distributions	(0 .48)	(0 .50)	(0 .46)	(0 .35)	(0 .34)

Net Asset Value, End of Period	$ 8.42	$ 9.77	$ 9.92	$ 9.96	$ 10.22

Total Return	(9 .24)%	3 .57%	4 .35%	0.90%	1 .80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,183	$ 3,591	$ 6,028	$ 6,242	$ 5,387
Ratio of Expenses to Average Net Assets	0 .68%	0 .66%	0 .89%	0.79%	0 .66%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(c)	N/A	N/A	0 .66%	0.66%	N/A
Ratio of Net Investment Income to Average Net Assets	4 .92%	4 .78%	4 .18%	3.13%	2 .67%
Portfolio Turnover Rate	22 .1%	42 .8%	49 .1%	110 .8%(e)	61 .5%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(d)	Excludes expense reimbursement from Manager.

(e)	Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

See accompanying notes.

768

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SHORT-TERM INCOME FUND(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 11.60	$ 11.60	$ 11.55	$ 11.90	$ 11.95
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .48(b)	0 .29(b)	0 .45	0.45	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0 .43)	0 .16	0 .05	(0 .35)	(0 .05)

Total From Investment Operations	0 .05	0 .45	0 .50	0.10	0.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .48)	(0 .45)	(0 .45)	(0 .45)	(0 .40)

Total Dividends and Distributions	(0 .48)	(0 .45)	(0 .45)	(0 .45)	(0 .40)

Net Asset Value, End of Period	$ 11.17	$ 11.60	$ 11.60	$ 11.55	$ 11.90

Total Return	0 .40%	4 .68%	4 .57%	0 .74%	3 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 256,944	$ 168,551	$ 181,910	$ 195,607	$ 168,947
Ratio of Expenses to Average Net Assets	0 .48%	0 .51%	0 .55%	0 .56%	0 .58%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	0 .55%	0.56%	0 .58%
Ratio of Net Investment Income to Average Net Assets	4 .11%	4 .54%	3 .94%	3 .61%	3 .48%
Portfolio Turnover Rate	64 .5%	29 .4%	14 .0%	13.0%	14.0%

(a) On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interest of shareholders. The financial highlights have been restated to reflect the issuance of new shares.

(b) Calculated based on average shares outstanding during the period. (

c) Expense ratio without custodian credits.

See accompanying notes.

769

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 17.27	$ 16.68	$ 15.40	$ 14.00	$ 12.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .04	(0 .03)	(0 .03)	(0 .06)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .91)	2 .02	2 .25	2.31	1 .12

Total From Investment Operations	(5 .87)	1 .99	2 .22	2.25	1 .07
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .43)	(1 .40)	(0 .94)	(0 .85)	(0 .03)

Total Dividends and Distributions	(1 .43)	(1 .40)	(0 .94)	(0 .85)	(0 .03)

Net Asset Value, End of Period	$ 9.97	$ 17.27	$ 16.68	$ 15.40	$ 14.00

Total Return(b)	(36 .73)%	12 .59%	14 .90%	16 .49%	8 .26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 83,926	$ 159,977	$ 146,800	$ 113,607	$ 77,396
Ratio of Expenses to Average Net Assets	1 .04%	1 .33%	1 .45%	1 .50%	1 .58%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	–	1 .58%(d)
Ratio of Net Investment Income to Average Net Assets	0 .32%	(0 .18)%	(0 .20)%	(0 .42)%	(0 .35)%
Portfolio Turnover Rate	55 .6%	60 .9%	103 .0%	137 .4%(e)	98 .5%

	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 18.24	$ 17.45	$ 15.97	$ 14.38	$ 13.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .08	0 .07	0 .08	0 .05	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(6 .27)	2 .12	2 .34	2.39	1 .13

Total From Investment Operations	(6 .19)	2 .19	2 .42	2.44	1 .20
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .43)	(1 .40)	(0 .94)	(0 .85)	(0 .03)

Total Dividends and Distributions	(1 .43)	(1 .40)	(0 .94)	(0 .85)	(0 .03)

Net Asset Value, End of Period	$ 10.62	$ 18.24	$ 17.45	$ 15.97	$ 14.38

Total Return	(36 .52)%	13 .22%	15 .66%	17.42%	9 .09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,459	$ 42,510	$ 39,492	$ 31,109	$ 15,702
Ratio of Expenses to Average Net Assets	0 .77%	0 .75%	0 .75%	0.75%	0 .75%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .75%(d)
Ratio of Net Investment Income to Average Net Assets	0 .58%	0 .40%	0 .50%	0.34%	0 .47%
Portfolio Turnover Rate	55 .6%	60 .9%	103 .0%	137 .4%(e)	98 .5%

	2008	2007	2006	2005

SMALLCAP BLEND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 17.72	$ 17.13	$ 15.82	$ 14.44
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .04)	(0 .08)	(0 .07)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .05)	2 .07	2 .32	2.31

Total From Investment Operations	(6 .09)	1 .99	2 .25	2.23
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .43)	(1 .40)	(0 .94)	(0 .85)

Total Dividends and Distributions	(1 .43)	(1 .40)	(0 .94)	(0 .85)

Net Asset Value, End of Period	$ 10.20	$ 17.72	$ 17.13	$ 15.82

Total Return	(37 .07)%	12 .24%	14 .69%	15.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 218	$ 414	$ 187	$ 11
Ratio of Expenses to Average Net Assets	1 .65%	1 .63%	1 .63%	1.63%
Ratio of Net Investment Income to Average Net Assets	(0 .28)%	(0 .47)%	(0 .41)%	(0 .55)%
Portfolio Turnover Rate	55 .6%	60 .9%	103 .0%	137 .4%(e)

See accompanying notes.

770

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 17.67	$ 17.06	$ 15.74	$ 14.29	$ 13.23
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .02)	(0 .06)	(0 .04)	(0 .06)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .04)	2 .07	2 .30	2.36	1 .13

Total From Investment Operations	(6 .06)	2 .01	2 .26	2.30	1 .09
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .43)	(1 .40)	(0 .94)	(0 .85)	(0 .03)

Total Dividends and Distributions	(1 .43)	(1 .40)	(0 .94)	(0 .85)	(0 .03)

Net Asset Value, End of Period	$ 10.18	$ 17.67	$ 17.06	$ 15.74	$ 14.29

Total Return	(37 .00)%	12 .42%	14 .83%	16.50%	8 .24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,312	$ 2,626	$ 2,490	$ 2,057	$ 1,568
Ratio of Expenses to Average Net Assets	1 .52%	1 .50%	1 .50%	1.50%	1 .50%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .50%(d)
Ratio of Net Investment Income to Average Net Assets	(0 .16)%	(0 .35)%	(0 .25)%	(0 .42)%	(0 .31)%
Portfolio Turnover Rate	55 .6%	60 .9%	103 .0%	137 .4%(e)	98 .5%

	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 17.86	$ 17.21	$ 15.85	$ 14.36	$ 13.26
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	–	(0 .03)	(0 .02)	(0 .04)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .11)	2 .08	2 .32	2.38	1 .14

Total From Investment Operations	(6 .11)	2 .05	2 .30	2.34	1 .13
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .43)	(1 .40)	(0 .94)	(0 .85)	(0 .03)

Total Dividends and Distributions	(1 .43)	(1 .40)	(0 .94)	(0 .85)	(0 .03)

Net Asset Value, End of Period	$ 10.32	$ 17.86	$ 17.21	$ 15.85	$ 14.36

Total Return	(36 .88)%	12 .55%	14 .99%	16.71%	8 .53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,050	$ 1,930	$ 2,285	$ 682	$ 2,563
Ratio of Expenses to Average Net Assets	1 .34%	1 .32%	1 .32%	1.32%	1 .32%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .32%(d)
Ratio of Net Investment Income to Average Net Assets	0 .01%	(0 .17)%	(0 .09)%	(0 .27)%	(0 .09)%
Portfolio Turnover Rate	55 .6%	60 .9%	103 .0%	137 .4%(e)	98 .5%

	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 18.14	$ 17.42	$ 15.93	$ 14.40	$ 13.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .03	–	0 .01	(0 .01)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(6 .23)	2 .12	2 .42	2.39	1 .14

Total From Investment Operations	(6 .20)	2 .12	2 .43	2.38	1 .15
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .43)	(1 .40)	(0 .94)	(0 .85)	(0 .03)

Total Dividends and Distributions	(1 .43)	(1 .40)	(0 .94)	(0 .85)	(0 .03)

Net Asset Value, End of Period	$ 10.51	$ 18.14	$ 17.42	$ 15.93	$ 14.40

Total Return	(36 .79)%	12 .82%	15 .77%	16.96%	8 .66%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,746	$ 2,141	$ 1,452	$ 28	$ 16
Ratio of Expenses to Average Net Assets	1 .15%	1 .13%	1 .13%	1.13%	1 .13%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .13%(d)
Ratio of Net Investment Income to Average Net Assets	0 .19%	0 .02%	0 .05%	(0 .05)%	0 .10%
Portfolio Turnover Rate	55 .6%	60 .9%	103 .0%	137 .4%(e)	98 .5%

See accompanying notes.

771

See accompanying notes.

772

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 18.28	$ 17.54	$ 16.08	$ 14.51	$ 13.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .05	0 .02	0 .04	0 .01	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(6 .29)	2 .12	2 .36	2.41	1 .15

Total From Investment Operations	(6 .24)	2 .14	2 .40	2.42	1 .18
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .43)	(1 .40)	(0 .94)	(0 .85)	(0 .03)

Total Dividends and Distributions	(1 .43)	(1 .40)	(0 .94)	(0 .85)	(0 .03)

Net Asset Value, End of Period	$ 10.61	$ 18.28	$ 17.54	$ 16.08	$ 14.51

Total Return	(36 .73)%	12 .85%	15 .42%	17.11%	8 .84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,181	$ 2,584	$ 7,084	$ 5,773	$ 5,456
Ratio of Expenses to Average Net Assets	1 .03%	1 .01%	1 .01%	1.01%	1 .01%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .01%(d)
Ratio of Net Investment Income to Average Net Assets	0 .32%	0 .14%	0 .24%	0.07%	0 .22%
Portfolio Turnover Rate	55 .6%	60 .9%	103 .0%	137 .4%(e)	98 .5%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager.
(d) Expense ratio without commission rebates.
(e) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND I(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 16 .58	$ 16.86	$ 16.54	$ 14.95	$ 13.62
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .01	–	0 .01	–	0 .07
Net Realized and Unrealized Gain (Loss) on Investments	(5 .20)	1 .43	1 .47	1.87	2 .07

Total From Investment Operations	(5 .19)	1 .43	1 .48	1.87	2 .14
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .01)	(0 .01)	(0 .03)	–
Distributions from Realized Gains	(2 .10)	(1 .70)	(1 .15)	(0 .25)	(0 .81)

Total Dividends and Distributions	(2 .10)	(1 .71)	(1 .16)	(0 .28)	(0 .81)

Net Asset Value, End of Period	$ 9 .29	$ 16.58	$ 16.86	$ 16.54	$ 14.95

Total Return	(35 .43)%	8 .94%	9 .14%	12.59%	16 .50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 87,673	$ 171,101	$ 220,551	$ 235,767	$ 159,678
Ratio of Expenses to Average Net Assets	1 .04%	1 .00%	1 .00%	1.00%	0 .94%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .00%(c)
Ratio of Net Investment Income to Average Net Assets	0 .12%	(0 .02)%	0 .08%	0.01%	0 .53%
Portfolio Turnover Rate	91 .2%	100 .1%	109 .8%	110.2%	117 .5%

	2008	2007	2006	2005

SMALLCAP BLEND FUND I(a)

R-1 shares

Net Asset Value, Beginning of Period	$ 16.13	$ 16.58	$ 16.41	$ 15.02
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .09)	(0 .14)	(0 .13)	(0 .13)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .01)	1 .39	1 .45	1.79

Total From Investment Operations	(5 .10)	1 .25	1 .32	1.66
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .02)
Distributions from Realized Gains	(2 .10)	(1 .70)	(1 .15)	(0 .25)

Total Dividends and Distributions	(2 .10)	(1 .70)	(1 .15)	(0 .27)

Net Asset Value, End of Period	$ 8.93	$ 16.13	$ 16.58	$ 16.41

Total Return	(35 .93)%	7 .93%	8 .20%	11.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 211	$ 213	$ 166	$ 41
Ratio of Expenses to Average Net Assets	1 .92%	1 .88%	1 .88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(0 .74)%	(0 .89)%	(0 .82)%	(0 .83)%
Portfolio Turnover Rate	91 .2%	100 .1%	109 .8%	110 .2%

	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND I(a)

R-2 shares

Net Asset Value, Beginning of Period	$ 15.93	$ 16.37	$ 16.19	$ 14.74	$ 13.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .08)	(0 .12)	(0 .11)	(0 .11)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .94)	1 .38	1 .44	1.83	2 .10

Total From Investment Operations	(5 .02)	1 .26	1 .33	1.72	2 .01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .02)	–
Distributions from Realized Gains	(2 .10)	(1 .70)	(1 .15)	(0 .25)	(0 .81)

Total Dividends and Distributions	(2 .10)	(1 .70)	(1 .15)	(0 .27)	(0 .81)

Net Asset Value, End of Period	$ 8.81	$ 15.93	$ 16.37	$ 16.19	$ 14.74

Total Return	(35 .87)%	8 .11%	8 .38%	11.74%	15 .59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 511	$ 860	$ 1,265	$ 965	$ 83
Ratio of Expenses to Average Net Assets	1 .79%	1 .75%	1 .75%	1.75%	1 .72%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.75%(c)
Ratio of Net Investment Income to Average Net Assets	(0 .67)%	(0 .77)%	(0 .67)%	(0 .66)%	(0 .66)%
Portfolio Turnover Rate	91 .2%	100 .1%	109 .8%	110 .2%	117 .5%

See accompanying notes.

773

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND I(a)

R-3 shares

Net Asset Value, Beginning of Period	$ 16.10	$ 16.50	$ 16.29	$ 14.80	$ 13.56
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .05)	(0 .09)	(0 .08)	(0 .07)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .02)	1 .39	1 .44	1.83	2 .10

Total From Investment Operations	(5 .07)	1 .30	1 .36	1.76	2 .05
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .02)	–
Distributions from Realized Gains	(2 .10)	(1 .70)	(1 .15)	(0 .25)	(0 .81)

Total Dividends and Distributions	(2 .10)	(1 .70)	(1 .15)	(0 .27)	(0 .81)

Net Asset Value, End of Period	$ 8.93	$ 16.10	$ 16.50	$ 16.29	$ 14.80

Total Return	(35 .79)%	8 .31%	8 .52%	11.98%	15 .88%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,255	$ 3,443	$ 3,580	$ 2,945	$ 158
Ratio of Expenses to Average Net Assets	1 .61%	1 .57%	1 .57%	1.57%	1 .54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.57%(c)
Ratio of Net Investment Income to Average Net Assets	(0 .45)%	(0 .58)%	(0 .50)%	(0 .43)%	(0 .39)%
Portfolio Turnover Rate	91 .2%	100 .1%	109 .8%	110 .2%	117 .5%

	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND I(a)

R-4 shares

Net Asset Value, Beginning of Period	$ 16.26	$ 16.62	$ 16.37	$ 14.85	$ 13.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .03)	(0 .06)	(0 .05)	(0 .06)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .07)	1 .40	1 .45	1.86	2 .11

Total From Investment Operations	(5 .10)	1 .34	1 .40	1.80	2 .08
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .03)	–
Distributions from Realized Gains	(2 .10)	(1 .70)	(1 .15)	(0 .25)	(0 .81)

Total Dividends and Distributions	(2 .10)	(1 .70)	(1 .15)	(0 .28)	(0 .81)

Net Asset Value, End of Period	$ 9.06	$ 16.26	$ 16.62	$ 16.37	$ 14.85

Total Return	(35 .60)%	8 .50%	8 .74%	12.16%	16 .09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 326	$ 937	$ 1,004	$ 355	$ 161
Ratio of Expenses to Average Net Assets	1 .42%	1 .38%	1 .38%	1.38%	1 .35%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.38%(c)
Ratio of Net Investment Income to Average Net Assets	(0 .27)%	(0 .40)%	(0 .30)%	(0 .36)%	(0 .20)%
Portfolio Turnover Rate	91 .2%	100 .1%	109 .8%	110 .2%	117 .5%

	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND I(a)

R-5 shares

Net Asset Value, Beginning of Period	$ 16.37	$ 16.70	$ 16.42	$ 14.88	$ 13.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .02)	(0 .04)	(0 .03)	(0 .03)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .12)	1 .41	1 .46	1.85	2 .13

Total From Investment Operations	(5 .14)	1 .37	1 .43	1.82	2 .10
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .03)	–
Distributions from Realized Gains	(2 .10)	(1 .70)	(1 .15)	(0 .25)	(0 .81)

Total Dividends and Distributions	(2 .10)	(1 .70)	(1 .15)	(0 .28)	(0 .81)

Net Asset Value, End of Period	$ 9.13	$ 16.37	$ 16.70	$ 16.42	$ 14.88

Total Return	(35 .61)%	8 .65%	8 .90%	12.28%	16 .23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 132	$ 348	$ 315	$ 276	$ 71
Ratio of Expenses to Average Net Assets	1 .30%	1 .26%	1 .26%	1.26%	1 .23%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.26%(c)
Ratio of Net Investment Income to Average Net Assets	(0 .16)%	(0 .26)%	(0 .18)%	(0 .21)%	(0 .18)%
Portfolio Turnover Rate	91 .2%	100 .1%	109 .8%	110 .2%	117 .5%

(a)	Effective June 13, 2008, Partners SmallCap Blend Fund changed its name to SmallCap Blend Fund I.

(b)	Calculated based on average shares outstanding during the period.

(c)	Expense ratio without commission rebates.

See accompanying notes.

774

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.57	$ 8.42	$ 7.87	$ 7.52	$ 7.29
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .06)	(0 .07)	(0 .07)	(0 .08)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .83)	1 .60	1 .12	0.83	0 .31

Total From Investment Operations	(3 .89)	1 .53	1 .05	0.75	0 .23
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .58)	(0 .38)	(0 .50)	(0 .40)	–

Total Dividends and Distributions	(0 .58)	(0 .38)	(0 .50)	(0 .40)	–

Net Asset Value, End of Period	$ 5.10	$ 9.57	$ 8.42	$ 7.87	$ 7.52

Total Return(b)	(43 .15)%	18 .87%	13 .69%	9.98%	3 .16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,941	$ 41,871	$ 35,009	$ 29,405	$ 25,984
Ratio of Expenses to Average Net Assets	1 .42%	1 .46%	1 .53%	1.59%	1 .68%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	–	1.69%
Ratio of Net Investment Income to Average Net Assets	(0 .76)%	(0 .79)%	(0 .88)%	(0 .97)%	(1 .06)%
Portfolio Turnover Rate	62 .9%	70 .0%(d)	109 .9%	181.7%	194 .9%

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10.21	$ 8.89	$ 8.22	$ 7 .79	$ 7.48
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .01)	(0 .01)	(0 .01)	0 .01	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .12)	1 .71	1 .18	0.82	0 .32

Total From Investment Operations	(4 .13)	1 .70	1 .17	0.83	0 .31
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .58)	(0 .38)	(0 .50)	(0 .40)	–

Total Dividends and Distributions	(0 .58)	(0 .38)	(0 .50)	(0 .40)	–

Net Asset Value, End of Period	$ 5.50	$ 10.21	$ 8.89	$ 8 .22	$ 7.79

Total Return	(42 .78)%	19 .82%	14 .60%	10 .69%	4 .14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 162,099	$ 307,452	$ 8,368	$ 1,502	$ 8
Ratio of Expenses to Average Net Assets	0 .76%	0 .75%	0 .75%	0 .75%	0 .73%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.75%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .11)%	(0 .14)%	(0 .08)%	0 .13%	(0 .12)%
Portfolio Turnover Rate	62 .9%	70 .0%(d)	109 .9%	181.7%	194 .9%

	2008	2007	2006	2005

SMALLCAP GROWTH FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.93	$ 8.73	$ 8.15	$ 7.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .08)	(0 .09)	(0 .08)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .98)	1 .67	1 .16	0.81

Total From Investment Operations	(4 .06)	1 .58	1 .08	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .58)	(0 .38)	(0 .50)	(0 .40)

Total Dividends and Distributions	(0 .58)	(0 .38)	(0 .50)	(0 .40)

Net Asset Value, End of Period	$ 5.29	$ 9.93	$ 8.73	$ 8.15

Total Return	(43 .31)%	18 .76%	13 .58%	9.34%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 312	$ 204	$ 77	$ 11
Ratio of Expenses to Average Net Assets	1 .65%	1 .63%	1 .63%	1.63%
Ratio of Net Investment Income to Average Net Assets	(1 .01)%	(0 .99)%	(0 .97)%	(1 .00)%
Portfolio Turnover Rate	62 .9%	70 .0%(d)	109 .9%	181.7%

See accompanying notes.

775

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 10.07	$ 8.84	$ 8.23	$ 7.85	$ 7.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .07)	(0 .08)	(0 .07)	(0 .07)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .04)	1 .69	1 .18	0.85	0 .33

Total From Investment Operations	(4 .11)	1 .61	1 .11	0.78	0 .25
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .58)	(0 .38)	(0 .50)	(0 .40)	–

Total Dividends and Distributions	(0 .58)	(0 .38)	(0 .50)	(0 .40)	–

Net Asset Value, End of Period	$ 5.38	$ 10.07	$ 8.84	$ 8.23	$ 7.85

Total Return	(43 .19)%	18 .87%	13 .82%	9.94%	3 .29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 381	$ 848	$ 574	$ 83	$ 82
Ratio of Expenses to Average Net Assets	1 .51%	1 .50%	1 .50%	1.50%	1 .45%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.50%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .84)%	(0 .83)%	(0 .80)%	(0 .88)%	(0 .97)%
Portfolio Turnover Rate	62 .9%	70 .0%(d)	109 .9%	181.7%	194 .9%

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10.18	$ 8.92	$ 8.29	$ 7.89	$ 7.62
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .05)	(0 .07)	(0 .06)	(0 .06)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .10)	1 .71	1 .19	0.86	0 .33

Total From Investment Operations	(4 .15)	1 .64	1 .13	0.80	0 .27
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .58)	(0 .38)	(0 .50)	(0 .40)	–

Total Dividends and Distributions	(0 .58)	(0 .38)	(0 .50)	(0 .40)	–

Net Asset Value, End of Period	$ 5.45	$ 10.18	$ 8.92	$ 8.29	$ 7.89

Total Return	(43 .12)%	19 .05%	13 .97%	10.15%	3 .54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,071	$ 1,862	$ 71	$ 19	$ 12
Ratio of Expenses to Average Net Assets	1 .34%	1 .32%	1 .32%	1.32%	1 .27%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.32%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .69)%	(0 .70)%	(0 .65)%	(0 .69)%	(0 .80)%
Portfolio Turnover Rate	62 .9%	70 .0%(d)	109 .9%	181.7%	194 .9%

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10.38	$ 9.07	$ 8.41	$ 7.98	$ 7.67
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .04)	(0 .05)	(0 .04)	(0 .04)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .18)	1 .74	1 .20	0.87	0 .36

Total From Investment Operations	(4 .22)	1 .69	1 .16	0.83	0 .31
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .58)	(0 .38)	(0 .50)	(0 .40)	–

Total Dividends and Distributions	(0 .58)	(0 .38)	(0 .50)	(0 .40)	–

Net Asset Value, End of Period	$ 5.58	$ 10.38	$ 9.07	$ 8.41	$ 7.98

Total Return	(42 .95)%	19 .30%	14 .14%	10.42%	4 .04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,231	$ 343	$ 62	$ 12	$ 11
Ratio of Expenses to Average Net Assets	1 .15%	1 .13%	1 .13%	1.13%	1 .08%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.13%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .52)%	(0 .47)%	(0 .44)%	(0 .50)%	(0 .62)%
Portfolio Turnover Rate	62 .9%	70 .0%(d)	109 .9%	181.7%	194 .9%

See accompanying notes.

776

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10.44	$ 9.11	$ 8.43	$ 7.99	$ 7.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0 .03)	(0 .03)	(0 .03)	(0 .03)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .21)	1 .74	1 .21	0.87	0 .34

Total From Investment Operations	(4 .24)	1 .71	1 .18	0.84	0 .30
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .58)	(0 .38)	(0 .50)	(0 .40)	–

Total Dividends and Distributions	(0 .58)	(0 .38)	(0 .50)	(0 .40)	–

Net Asset Value, End of Period	$ 5.62	$ 10.44	$ 9.11	$ 8.43	$ 7.99

Total Return	(42 .89)%	19 .44%	14 .35%	10.54%	3 .90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,157	$ 1,352	$ 1,061	$ 284	$ 179
Ratio of Expenses to Average Net Assets	1 .03%	1 .01%	1 .01%	1.01%	0 .97%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.01%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .42)%	(0 .34)%	(0 .33)%	(0 .38)%	(0 .47)%
Portfolio Turnover Rate	62 .9%	70 .0%(d)	109 .9%	181.7%	194 .9%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager.

(d)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.

(e)	Expense ratio without commission rebates.

See accompanying notes.

777

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND I(a)

Class J shares

Net Asset Value, Beginning of Period	$ 10.79	$ 8.83	$ 8.02	$ 7.33	$ 6.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .11)	(0 .15)	(0 .16)	(0 .14)	(0 .13)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .29)	2 .51	0 .97	0.83	0 .71

Total From Investment Operations	(4 .40)	2 .36	0 .81	0.69	0 .58
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .87)	(0 .40)	–	–	–

Total Dividends and Distributions	(0 .87)	(0 .40)	–	–	–

Net Asset Value, End of Period	$ 5.52	$ 10.79	$ 8.83	$ 8.02	$ 7.33

Total Return(c)	(44 .11)%	27 .71%	10 .10%	9.41%	8 .59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,867	$ 12,437	$ 9,581	$ 8,323	$ 8,026
Ratio of Expenses to Average Net Assets	1 .99%	2 .02%	2 .05%	2.05%	2 .05%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	2.08%	2 .21%	2 .24%(e)
Ratio of Net Investment Income to Average Net Assets	(1 .32)%	(1 .56)%	(1 .76)%	(1 .80)%	(1 .86)%
Portfolio Turnover Rate	115 .5%	85 .0%	100 .3%	91.5%	94.6%

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND I(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 11.82	$ 9.55	$ 8.59	$ 7.78	$ 7.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .04)	(0 .07)	(0 .08)	(0 .07)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .75)	2 .74	1 .04	0.88	0 .75

Total From Investment Operations	(4 .79)	2 .67	0 .96	0.81	0 .68
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .87)	(0 .40)	–	–	–

Total Dividends and Distributions	(0 .87)	(0 .40)	–	–	–

Net Asset Value, End of Period	$ 6.16	$ 11.82	$ 9.55	$ 8.59	$ 7.78

Total Return	(43 .53)%	28 .90%	11 .18%	10.41%	9 .58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 104,406	$ 173,460	$ 95,185	$ 122,265	$ 71,754
Ratio of Expenses to Average Net Assets	1 .12%	1 .10%	1 .10%	1.10%	1 .10%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .10%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .46)%	(0 .63)%	(0 .82)%	(0 .85)%	(0 .92)%
Portfolio Turnover Rate	115 .5%	85 .0%	100 .3%	91.5%	94 .6%

	2008	2007	2006	2005

SMALLCAP GROWTH FUND I(a)

R-1 shares

Net Asset Value, Beginning of Period	$ 11.50	$ 9.38	$ 8.52	$ 7.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .11)	(0 .15)	(0 .16)	(0 .14)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .60)	2 .67	1 .02	0.87

Total From Investment Operations	(4 .71)	2 .52	0 .86	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .87)	(0 .40)	–	–

Total Dividends and Distributions	(0 .87)	(0 .40)	–	–

Net Asset Value, End of Period	$ 5.92	$ 11.50	$ 9.38	$ 8.52

Total Return	(44 .09)%	27 .78%	10 .09%	9.37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 267	$ 202	$ 43	$ 41
Ratio of Expenses to Average Net Assets	2 .00%	1 .98%	1 .98%	1.98%
Ratio of Net Investment Income to Average Net Assets	(1 .34)%	(1 .50)%	(1 .69)%	(1 .73)%
Portfolio Turnover Rate	115 .5%	85 .0%	100 .3%	91.5%

See accompanying notes.

778

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND I(a)

R-2 shares

Net Asset Value, Beginning of Period	$ 11.22	$ 9.15	$ 8.30	$ 7.57	$ 6.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .10)	(0 .14)	(0 .14)	(0 .13)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .47)	2 .61	0 .99	0.86	0 .73

Total From Investment Operations	(4 .57)	2 .47	0 .85	0.73	0 .61
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .87)	(0 .40)	–	–	–

Total Dividends and Distributions	(0 .87)	(0 .40)	–	–	–

Net Asset Value, End of Period	$ 5.78	$ 11.22	$ 9.15	$ 8.30	$ 7.57

Total Return	(43 .93)%	27 .94%	10 .24%	9.64%	8 .76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,285	$ 2,040	$ 891	$ 878	$ 754
Ratio of Expenses to Average Net Assets	1 .87%	1 .85%	1 .85%	1.85%	1 .85%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.85%(e)
Ratio of Net Investment Income to Average Net Assets	(1 .21)%	(1 .37)%	(1 .56)%	(1 .60)%	(1 .67)%
Portfolio Turnover Rate	115 .5%	85 .0%	100 .3%	91.5%	94.6%

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND I(a)

R-3 shares

Net Asset Value, Beginning of Period	$ 11.38	$ 9.25	$ 8.37	$ 7.62	$ 7.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .09)	(0 .12)	(0 .13)	(0 .12)	(0 .11)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .54)	2 .65	1 .01	0.87	0 .73

Total From Investment Operations	(4 .63)	2 .53	0 .88	0.75	0 .62
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .87)	(0 .40)	–	–	–

Total Dividends and Distributions	(0 .87)	(0 .40)	–	–	–

Net Asset Value, End of Period	$ 5.88	$ 11.38	$ 9.25	$ 8.37	$ 7.62

Total Return	(43 .83)%	28 .30%	10 .51%	9.84%	8 .86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,914	$ 3,315	$ 2,583	$ 1,889	$ 2,579
Ratio of Expenses to Average Net Assets	1 .69%	1 .67%	1 .67%	1.67%	1 .67%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.67%(e)
Ratio of Net Investment Income to Average Net Assets	(1 .03)%	(1 .19)%	(1 .37)%	(1 .42)%	(1 .49)%
Portfolio Turnover Rate	115 .5%	85 .0%	100 .3%	91.5%	94.6%

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND I(a)

R-4 shares

Net Asset Value, Beginning of Period	$ 11.53	$ 9.36	$ 8.44	$ 7.68	$ 7.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .07)	(0 .10)	(0 .11)	(0 .10)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .62)	2 .67	1 .03	0.86	0 .74

Total From Investment Operations	(4 .69)	2 .57	0 .92	0.76	0 .64
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .87)	(0 .40)	–	–	–

Total Dividends and Distributions	(0 .87)	(0 .40)	–	–	–

Net Asset Value, End of Period	$ 5.97	$ 11.53	$ 9.36	$ 8.44	$ 7.68

Total Return	(43 .77)%	28 .40%	10 .90%	9.90%	9 .09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,791	$ 934	$ 465	$ 93	$ 54
Ratio of Expenses to Average Net Assets	1 .50%	1 .48%	1 .48%	1.48%	1 .48%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.48%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .84)%	(1 .01)%	(1 .18)%	(1 .22)%	(1 .30)%
Portfolio Turnover Rate	115 .5%	85 .0%	100 .3%	91.5%	94.6%

See accompanying notes.

779

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND I(a)

R-5 shares

Net Asset Value, Beginning of Period	$ 11.68	$ 9.46	$ 8.54	$ 7.75	$ 7.09
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .06)	(0 .09)	(0 .10)	(0 .09)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .69)	2 .71	1 .02	0.88	0 .75

Total From Investment Operations	(4 .75)	2 .62	0 .92	0.79	0 .66
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .87)	(0 .40)	–	–	–

Total Dividends and Distributions	(0 .87)	(0 .40)	–	–	–

Net Asset Value, End of Period	$ 6.06	$ 11.68	$ 9.46	$ 8.54	$ 7.75

Total Return	(43 .72)%	28 .64%	10 .77%	10.19%	9 .31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,123	$ 8,766	$ 5,360	$ 4,522	$ 1,858
Ratio of Expenses to Average Net Assets	1 .38%	1 .36%	1 .36%	1.36%	1 .36%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.36%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .72)%	(0 .88)%	(1 .07)%	(1 .11)%	(1 .18)%
Portfolio Turnover Rate	115 .5%	85 .0%	100 .3%	91.5%	94.6%

(a)	Effective June 13, 2008, Partners SmallCap Growth Fund I changed its name to SmallCap Growth Fund I.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Excludes expense reimbursement from Manager.

(e)	Expense ratio without commission rebates.

See accompanying notes.

780

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND II(a)

Class J shares

Net Asset Value, Beginning of Period	$ 9.31	$ 8.68	$ 8.19	$ 7.54	$ 7.44
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .10)	(0 .12)	(0 .13)	(0 .14)	(0 .13)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .68)	1 .45	1 .10	1.01	0 .27

Total From Investment Operations	(3 .78)	1 .33	0 .97	0.87	0 .14
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .54)	(0 .70)	(0 .48)	(0 .22)	(0 .04)

Total Dividends and Distributions	(0 .54)	(0 .70)	(0 .48)	(0 .22)	(0 .04)

Net Asset Value, End of Period	$ 4.99	$ 9.31	$ 8.68	$ 8.19	$ 7.54

Total Return(c)	(42 .82)%	16 .33%	12 .12%	11.63%	1 .94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,841	$ 27,431	$ 18,405	$ 9,483	$ 6,025
Ratio of Expenses to Average Net Assets	1 .85%	1 .84%	1 .93%	2.05%	2 .05%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	–	2 .14%	2 .30%(e)
Ratio of Net Investment Income to Average Net Assets	(1 .44)%	(1 .39)%	(1 .55)%	(1 .78)%	(1 .75)%
Portfolio Turnover Rate	78 .0%	62 .9%	80 .7%	53 .4%(f)	69 .4%

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND II(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 10.39	$ 9.54	$ 8.88	$ 8.08	$ 7.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .05)	(0 .05)	(0 .06)	(0 .06)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .14)	1 .60	1 .20	1.08	0 .29

Total From Investment Operations	(4 .19)	1 .55	1 .14	1.02	0 .24
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .54)	(0 .70)	(0 .48)	(0 .22)	(0 .04)

Total Dividends and Distributions	(0 .54)	(0 .70)	(0 .48)	(0 .22)	(0 .04)

Net Asset Value, End of Period	$ 5.66	$ 10.39	$ 9.54	$ 8.88	$ 8.08

Total Return	(42 .29)%	17 .22%	13 .13%	12 .73%	3 .11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 279,437	$ 577,388	$ 524,636	$ 387,864	$ 264,397
Ratio of Expenses to Average Net Assets	1 .01%	1 .00%	1 .00%	1 .00%	0 .96%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.00%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .60)%	(0 .54)%	(0 .62)%	(0 .72)%	(0 .66)%
Portfolio Turnover Rate	78 .0%	62 .9%	80 .7%	53 .4%(f)	69 .4%

	2008	2007	2006	2005

SMALLCAP GROWTH FUND II(a)

R-1 shares

Net Asset Value, Beginning of Period	$ 10.12	$ 9.38	$ 8.81	$ 8.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .12)	(0 .14)	(0 .14)	(0 .14)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .01)	1 .58	1 .19	1.07

Total From Investment Operations	(4 .13)	1 .44	1 .05	0.93
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .54)	(0 .70)	(0 .48)	(0 .22)

Total Dividends and Distributions	(0 .54)	(0 .70)	(0 .48)	(0 .22)

Net Asset Value, End of Period	$ 5.45	$ 10.12	$ 9.38	$ 8.81

Total Return	(42 .85)%	16 .29%	12 .17%	11.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,187	$ 1,945	$ 770	$ 57
Ratio of Expenses to Average Net Assets	1 .89%	1 .87%	1 .88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(1 .48)%	(1 .43)%	(1 .50)%	(1 .61)%
Portfolio Turnover Rate	78 .0%	62 .9%	80 .7%	53 .4%(f)
See accompanying notes.

781

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND II(a)

R-2 shares

Net Asset Value, Beginning of Period	$ 9.75	$ 9.06	$ 8.51	$ 7.81	$ 7.67
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .10)	(0 .12)	(0 .12)	(0 .12)	(0 .11)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .86)	1 .51	1 .15	1.04	0 .29

Total From Investment Operations	(3 .96)	1 .39	1 .03	0.92	0 .18
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .54)	(0 .70)	(0 .48)	(0 .22)	(0 .04)

Total Dividends and Distributions	(0 .54)	(0 .70)	(0 .48)	(0 .22)	(0 .04)

Net Asset Value, End of Period	$ 5.25	$ 9.75	$ 9.06	$ 8.51	$ 7.81

Total Return	(42 .73)%	16 .31%	12 .37%	11.87%	2 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,520	$ 15,348	$ 13,230	$ 10,398	$ 7,045
Ratio of Expenses to Average Net Assets	1 .76%	1 .74%	1 .75%	1.75%	1 .71%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.75%(e)
Ratio of Net Investment Income to Average Net Assets	(1 .35)%	(1 .29)%	(1 .37)%	(1 .47)%	(1 .42)%
Portfolio Turnover Rate	78 .0%	62 .9%	80 .7%	53 .4%(f)	69 .4%

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND II(a)

R-3 shares

Net Asset Value, Beginning of Period	$ 9.98	$ 9.24	$ 8.66	$ 7.93	$ 7.78
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .09)	(0 .10)	(0 .11)	(0 .11)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .95)	1 .54	1 .17	1.06	0 .29

Total From Investment Operations	(4 .04)	1 .44	1 .06	0.95	0 .19
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .54)	(0 .70)	(0 .48)	(0 .22)	(0 .04)

Total Dividends and Distributions	(0 .54)	(0 .70)	(0 .48)	(0 .22)	(0 .04)

Net Asset Value, End of Period	$ 5.40	$ 9.98	$ 9.24	$ 8.66	$ 7.93

Total Return	(42 .54)%	16 .55%	12 .52%	12.07%	2 .50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,908	$ 17,704	$ 15,126	$ 10,969	$ 7,430
Ratio of Expenses to Average Net Assets	1 .58%	1 .56%	1 .57%	1.57%	1 .53%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.57%(e)
Ratio of Net Investment Income to Average Net Assets	(1 .17)%	(1 .11)%	(1 .19)%	(1 .30)%	(1 .23)%
Portfolio Turnover Rate	78 .0%	62 .9%	80 .7%	53 .4%(f)	69 .4%

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND II(a)

R-4 shares

Net Asset Value, Beginning of Period	$ 10.09	$ 9.31	$ 8.70	$ 7.96	$ 7.78
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .08)	(0 .09)	(0 .09)	(0 .09)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .00)	1 .57	1 .18	1.05	0 .30

Total From Investment Operations	(4 .08)	1 .48	1 .09	0.96	0 .22
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .54)	(0 .70)	(0 .48)	(0 .22)	(0 .04)

Total Dividends and Distributions	(0 .54)	(0 .70)	(0 .48)	(0 .22)	(0 .04)

Net Asset Value, End of Period	$ 5.47	$ 10.09	$ 9.31	$ 8.70	$ 7.96

Total Return	(42 .47)%	16 .87%	12 .81%	12.15%	2 .89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,468	$ 9,794	$ 5,463	$ 1,739	$ 1,652
Ratio of Expenses to Average Net Assets	1 .39%	1 .37%	1 .38%	1.38%	1 .34%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.38%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .98)%	(0 .93)%	(0 .99)%	(1 .11)%	(1 .06)%
Portfolio Turnover Rate	78 .0%	62 .9%	80 .7%	53 .4%(f)	69 .4%

See accompanying notes.

782

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND II(a)

R-5 shares

Net Asset Value, Beginning of Period	$ 10.21	$ 9.41	$ 8.78	$ 8.01	$ 7.83
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .07)	(0 .08)	(0 .08)	(0 .08)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .06)	1 .58	1 .19	1.07	0 .29

Total From Investment Operations	(4 .13)	1 .50	1 .11	0.99	0 .22
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .54)	(0 .70)	(0 .48)	(0 .22)	(0 .04)

Total Dividends and Distributions	(0 .54)	(0 .70)	(0 .48)	(0 .22)	(0 .04)

Net Asset Value, End of Period	$ 5.54	$ 10.21	$ 9.41	$ 8.78	$ 8.01

Total Return	(42 .46)%	16 .91%	12 .93%	12.46%	2 .87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,828	$ 40,400	$ 28,224	$ 10,930	$ 8,356
Ratio of Expenses to Average Net Assets	1 .27%	1 .25%	1 .26%	1.26%	1 .22%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.26%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .86)%	(0 .80)%	(0 .88)%	(0 .99)%	(0 .93)%
Portfolio Turnover Rate	78 .0%	62 .9%	80 .7%	53 .4%(f)	69 .4%

(a) Effective June 13, 2008, Partners SmallCap Growth Fund II changed its name to SmallCap Growth Fund II.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Excludes expense reimbursement from Manager.
(e) Expense ratio without commission rebates.
(f) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

See accompanying notes.

783

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004(a)

SMALLCAP GROWTH FUND III(b)

Institutional shares

Net Asset Value, Beginning of Period	$ 13.51	$ 12.73	$ 10.99	$ 9.62	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .03)	(0 .08)	(0 .07)	(0 .09)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .70)	2 .07	2 .33	1.46	(0 .35)

Total From Investment Operations	(5 .73)	1 .99	2 .26	1.37	(0 .38)
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .00)	(1 .21)	(0 .52)	–	–

Total Dividends and Distributions	(1 .00)	(1 .21)	(0 .52)	–	–

Net Asset Value, End of Period	$ 6.78	$ 13.51	$ 12.73	$ 10.99	$ 9.62

Total Return	(45 .46)%	16 .86%	21 .12%	14 .24%	(3.80)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 202,959	$ 353,376	$ 233,207	$ 130,356	$ 4,770
Ratio of Expenses to Average Net Assets	1 .11%	1 .10%	1 .10%	1 .10%	0 .98%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .10%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .26)%	(0 .66)%	(0 .59)%	(0 .82)%	(0 .68)%(e)
Portfolio Turnover Rate	144 .4%	142 .8%	88 .3%	84.0%	51.3%(e)

	2008	2007	2006	2005

SMALLCAP GROWTH FUND III(b)

R-1 shares

Net Asset Value, Beginning of Period	$ 13.13	$ 12.50	$ 10.89	$ 9.66
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .11)	(0 .19)	(0 .20)	(0 .18)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .51)	2 .03	2 .33	1.41

Total From Investment Operations	(5 .62)	1 .84	2 .13	1.23
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .00)	(1 .21)	(0 .52)	–

Total Dividends and Distributions	(1 .00)	(1 .21)	(0 .52)	–

Net Asset Value, End of Period	$ 6.51	$ 13.13	$ 12.50	$ 10.89

Total Return	(45 .97)%	15 .89%	20 .08%	12.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 370	$ 818	$ 774	$ 11
Ratio of Expenses to Average Net Assets	1 .99%	1 .98%	1 .98%	1.98%
Ratio of Net Investment Income to Average Net Assets	(1 .15)%	(1 .54)%	(1 .62)%	(1 .70)%
Portfolio Turnover Rate	144 .4%	142 .8%	88 .3%	84.0%

	2008	2007	2006	2005	2004(a)

SMALLCAP GROWTH FUND III(b)

R-2 shares

Net Asset Value, Beginning of Period	$ 13.15	$ 12 .50	$ 10 .87	$ 9 .59	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .10)	(0 .17)	(0 .16)	(0 .17)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .52)	2 .03	2 .31	1.45	(0 .36)

Total From Investment Operations	(5 .62)	1 .86	2 .15	1.28	(0 .41)
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .00)	(1 .21)	(0 .52)	–	–

Total Dividends and Distributions	(1 .00)	(1 .21)	(0 .52)	–	–

Net Asset Value, End of Period	$ 6.53	$ 13 .15	$ 12 .50	$ 10 .87	$ 9.59

Total Return	(45 .90)%	16 .06%	20 .30%	13.35%	(4.10)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 453	$ 904	$ 756	$ 97	$ 9
Ratio of Expenses to Average Net Assets	1 .86%	1 .85%	1 .85%	1.85%	1 .73%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .85%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .01)%	(1 .41)%	(1 .35)%	(1 .58)%	(1 .43)%(e)
Portfolio Turnover Rate	144 .4%	142 .8%	88 .3%	84 .0%	51.3%(e)

See accompanying notes.

784

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004(a)

SMALLCAP GROWTH FUND III(b)

R-3 shares

Net Asset Value, Beginning of Period	$ 13.23	$ 12 .55	$ 10 .90	$ 9 .59	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .08)	(0 .15)	(0 .14)	(0 .15)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .56)	2 .04	2 .31	1.46	(0 .36)

Total From Investment Operations	(5 .64)	1 .89	2 .17	1.31	(0 .41)
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .00)	(1 .21)	(0 .52)	–	–

Total Dividends and Distributions	(1 .00)	(1 .21)	(0 .52)	–	–

Net Asset Value, End of Period	$ 6.59	$ 13 .23	$ 12 .55	$ 10 .90	$ 9.59

Total Return	(45 .76)%	16 .25%	20 .44%	13.66%	(4.10)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,245	$ 1,654	$ 787	$ 397	$ 10
Ratio of Expenses to Average Net Assets	1 .68%	1 .67%	1 .67%	1.67%	1 .55%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .67%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .83)%	(1 .23)%	(1 .15)%	(1 .39)%	(1 .25)%(e)
Portfolio Turnover Rate	144 .4%	142 .8%	88 .3%	84 .0%	51.3%(e)

	2008	2007	2006	2005	2004(a)

SMALLCAP GROWTH FUND III(b)

R-4 shares

Net Asset Value, Beginning of Period	$ 13.32	$ 12 .61	$ 10 .93	$ 9 .60	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .06)	(0 .13)	(0 .12)	(0 .13)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .61)	2 .05	2 .32	1.46	(0 .36)

Total From Investment Operations	(5 .67)	1 .92	2 .20	1.33	(0 .40)
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .00)	(1 .21)	(0 .52)	–	–

Total Dividends and Distributions	(1 .00)	(1 .21)	(0 .52)	–	–

Net Asset Value, End of Period	$ 6.65	$ 13 .32	$ 12 .61	$ 10 .93	$ 9.60

Total Return	(45 .67)%	16 .43%	20 .67%	13.85%	(4.00)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 567	$ 677	$ 332	$ 11	$ 10
Ratio of Expenses to Average Net Assets	1 .49%	1 .48%	1 .48%	1.48%	1 .36%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .48%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .62)%	(1 .04)%	(1 .03)%	(1 .21)%	(1 .06)%(e)
Portfolio Turnover Rate	144 .4%	142 .8%	88 .3%	84 .0%	51.3%(e)

	2008	2007	2006	2005	2004(a)

SMALLCAP GROWTH FUND III(b)

R-5 shares

Net Asset Value, Beginning of Period	$ 13.38	$ 12 .64	$ 10 .95	$ 9 .61	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .05)	(0 .11)	(0 .10)	(0 .12)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .64)	2 .06	2 .31	1.46	(0 .35)

Total From Investment Operations	(5 .69)	1 .95	2 .21	1.34	(0 .39)
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .00)	(1 .21)	(0 .52)	–	–

Total Dividends and Distributions	(1 .00)	(1 .21)	(0 .52)	–	–

Net Asset Value, End of Period	$ 6.69	$ 13 .38	$ 12 .64	$ 10 .95	$ 9.61

Total Return	(45 .61)%	16 .64%	20 .72%	13.94%	(3.90)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,484	$ 5,268	$ 2,271	$ 1,523	$ 10
Ratio of Expenses to Average Net Assets	1 .37%	1 .36%	1 .36%	1.36%	1 .26%(e)
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .36%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .51)%	(0 .92)%	(0 .85)%	(1 .11)%	(0 .96)%(e)
Portfolio Turnover Rate	144 .4%	142 .8%	88 .3%	84 .0%	51.3%(e)

(a)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(b)	Effective June 13, 2008, Partners SmallCap Growth Fund III changed its name to SmallCap Growth Fund III.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.

See accompanying notes.

785

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SMALLCAP S&P 600 INDEX FUND

Class J shares

Net Asset Value, Beginning of Period	$ 18.74	$ 17.99	$ 15.99	$ 14.40	$ 12.49
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .09	0 .05	0 .02	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(5 .78)	1 .81	2 .36	2.00	1 .91

Total From Investment Operations	(5 .69)	1 .86	2 .38	2.00	1 .91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .02)	–	(0 .05)	–
Distributions from Realized Gains	(1 .52)	(1 .09)	(0 .38)	(0 .36)	–

Total Dividends and Distributions	(1 .57)	(1 .11)	(0 .38)	(0 .41)	–

Net Asset Value, End of Period	$ 11.48	$ 18.74	$ 17.99	$ 15.99	$ 14.40

Total Return(b)	(32 .80)%	10 .67%	15 .06%	13.99%	15 .31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 60,133	$ 87,109	$ 73,824	$ 57,122	$ 33,134
Ratio of Expenses to Average Net Assets	0 .84%	0 .82%	0 .89%	1.00%	1 .06%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	–	–	1.06%
Ratio of Net Investment Income to Average Net Assets	0 .60%	0 .29%	0 .13%	0.01%	0 .01%
Portfolio Turnover Rate	58 .8%	62 .0%	56 .2%	43.2%	54.5%

	2008	2007	2006	2005	2004

SMALLCAP S&P 600 INDEX FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 19.37	$ 18.58	$ 16.50	$ 14.73	$ 12.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .20	0 .18	0 .15	0 .14	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	(5 .99)	1 .85	2 .44	2.05	1 .95

Total From Investment Operations	(5 .79)	2 .03	2 .59	2.19	2 .08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .15)	(0 .13)	(0 .06)	(0 .05)
Distributions from Realized Gains	(1 .52)	(1 .09)	(0 .38)	(0 .36)	–

Total Dividends and Distributions	(1 .67)	(1 .24)	(0 .51)	(0 .42)	(0 .05)

Net Asset Value, End of Period	$ 11.91	$ 19.37	$ 18.58	$ 16.50	$ 14.73

Total Return	(32 .33)%	11 .40%	15 .95%	15.00%	16 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 194,154	$ 235,208	$ 165,346	$ 99,202	$ 48,472
Ratio of Expenses to Average Net Assets	0 .16%	0 .15%	0 .15%	0.15%	0 .15%
Ratio of Net Investment Income to Average Net Assets	1 .28%	0 .96%	0 .87%	0.86%	0 .94%
Portfolio Turnover Rate	58 .8%	62 .0%	56 .2%	43.2%	54 .5%

	2008	2007	2006	2005

SMALLCAP S&P 600 INDEX FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 19.18	$ 18.41	$ 16.37	$ 14.81
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .06	0 .01	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(5 .94)	1 .85	2 .42	1.97

Total From Investment Operations	(5 .88)	1 .86	2 .42	1.97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	–	–	(0 .05)
Distributions from Realized Gains	(1 .52)	(1 .09)	(0 .38)	(0 .36)

Total Dividends and Distributions	(1 .53)	(1 .09)	(0 .38)	(0 .41)

Net Asset Value, End of Period	$ 11.77	$ 19.18	$ 18.41	$ 16.37

Total Return	(32 .98)%	10 .44%	14 .96%	13.40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,290	$ 4,520	$ 1,949	$ 122
Ratio of Expenses to Average Net Assets	1 .04%	1 .03%	1 .03%	1.03%
Ratio of Net Investment Income to Average Net Assets	0 .40%	0 .08%	(0 .01)%	0.01%
Portfolio Turnover Rate	58 .8%	62 .0%	56 .2%	43.2%

See accompanying notes.

786

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP S&P 600 INDEX FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 19.42	$ 18.61	$ 16.53	$ 14.86	$ 12.87
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .08	0 .04	0 .02	0 .02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(6 .01)	1 .87	2 .44	2.06	1 .96

Total From Investment Operations	(5 .93)	1 .91	2 .46	2.08	1 .99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .01)	–	(0 .05)	–
Distributions from Realized Gains	(1 .52)	(1 .09)	(0 .38)	(0 .36)	–

Total Dividends and Distributions	(1 .55)	(1 .10)	(0 .38)	(0 .41)	–

Net Asset Value, End of Period	$ 11.94	$ 19.42	$ 18.61	$ 16.53	$ 14.86

Total Return	(32 .85)%	10 .61%	15 .06%	14.11%	15 .48%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,810	$ 25,125	$ 22,868	$ 16,875	$ 11,254
Ratio of Expenses to Average Net Assets	0 .91%	0 .90%	0 .90%	0.90%	0 .90%
Ratio of Net Investment Income to Average Net Assets	0 .53%	0 .21%	0 .12%	0.10%	0 .21%
Portfolio Turnover Rate	58 .8%	62 .0%	56 .2%	43.2%	54.5%

	2008	2007	2006	2005	2004

SMALLCAP S&P 600 INDEX FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 19.57	$ 18.75	$ 16.65	$ 14.94	$ 12.91
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .11	0 .07	0 .05	0 .05	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(6 .06)	1 .88	2 .46	2.07	1 .98

Total From Investment Operations	(5 .95)	1 .95	2 .51	2.12	2 .03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .04)	(0 .03)	(0 .05)	–
Distributions from Realized Gains	(1 .52)	(1 .09)	(0 .38)	(0 .36)	–

Total Dividends and Distributions	(1 .58)	(1 .13)	(0 .41)	(0 .41)	–

Net Asset Value, End of Period	$ 12.04	$ 19.57	$ 18.75	$ 16.65	$ 14.94

Total Return	(32 .74)%	10 .78%	15 .26%	14.32%	15 .75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,569	$ 50,068	$ 34,153	$ 24,278	$ 11,912
Ratio of Expenses to Average Net Assets	0 .73%	0 .72%	0 .72%	0.72%	0 .72%
Ratio of Net Investment Income to Average Net Assets	0 .71%	0 .39%	0 .30%	0.29%	0 .38%
Portfolio Turnover Rate	58 .8%	62 .0%	56 .2%	43.2%	54.5%

	2008	2007	2006	2005	2004

SMALLCAP S&P 600 INDEX FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 19.70	$ 18.87	$ 16.75	$ 15.00	$ 12.94
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .14	0 .11	0 .09	0 .08	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(6 .10)	1 .89	2 .47	2.08	1 .98

Total From Investment Operations	(5 .96)	2 .00	2 .56	2.16	2 .06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .08)	(0 .06)	(0 .05)	–
Distributions from Realized Gains	(1 .52)	(1 .09)	(0 .38)	(0 .36)	–

Total Dividends and Distributions	(1 .61)	(1 .17)	(0 .44)	(0 .41)	–

Net Asset Value, End of Period	$ 12.13	$ 19.70	$ 18.87	$ 16.75	$ 15.00

Total Return	(32 .61)%	10 .99%	15 .51%	14.55%	15 .94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,987	$ 17,278	$ 12,791	$ 7,214	$ 2,807
Ratio of Expenses to Average Net Assets	0 .54%	0 .53%	0 .53%	0.53%	0 .53%
Ratio of Net Investment Income to Average Net Assets	0 .90%	0 .59%	0 .49%	0.48%	0 .55%
Portfolio Turnover Rate	58 .8%	62 .0%	56 .2%	43.2%	54.5%

See accompanying notes.

787

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP S&P 600 INDEX FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 19.74	$ 18.90	$ 16.78	$ 15.01	$ 12.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .16	0 .13	0 .11	0 .10	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(6 .12)	1 .90	2 .47	2.08	1 .98

Total From Investment Operations	(5 .96)	2 .03	2 .58	2.18	2 .07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .10)	(0 .08)	(0 .05)	(0 .01)
Distributions from Realized Gains	(1 .52)	(1 .09)	(0 .38)	(0 .36)	–

Total Dividends and Distributions	(1 .63)	(1 .19)	(0 .46)	(0 .41)	(0 .01)

Net Asset Value, End of Period	$ 12.15	$ 19.74	$ 18.90	$ 16.78	$ 15.01

Total Return	(32 .56)%	11 .16%	15 .63%	14.69%	16 .03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 57,389	$ 90,876	$ 76,595	$ 50,828	$ 26,093
Ratio of Expenses to Average Net Assets	0 .42%	0 .41%	0 .41%	0.41%	0 .41%
Ratio of Net Investment Income to Average Net Assets	1 .01%	0 .70%	0 .61%	0.59%	0 .63%
Portfolio Turnover Rate	58 .8%	62 .0%	56 .2%	43.2%	54.5%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager.

See accompanying notes.

788

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND

Class J shares

Net Asset Value, Beginning of Period	$ 18.27	$ 18.67	$ 17.02	$ 15.88	$ 14.53
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .04	0 .06	0 .01	(0 .03)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .99)	0 .43	2 .92	2.57	1 .91

Total From Investment Operations	(4 .95)	0 .49	2 .93	2.54	1 .82
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	–	–	–	–
Distributions from Realized Gains	(1 .33)	(0 .89)	(1 .28)	(1 .40)	(0 .47)

Total Dividends and Distributions	(1 .41)	(0 .89)	(1 .28)	(1 .40)	(0 .47)

Net Asset Value, End of Period	$ 11.91	$ 18.27	$ 18.67	$ 17.02	$ 15.88

Total Return(b)	(29 .08)%	2 .57%	18 .12%	16 .63%	12 .80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 43,601	$ 70,236	$ 67,102	$ 46,466	$ 26,756
Ratio of Expenses to Average Net Assets	1 .38%	1 .41%	1 .47%	1.56%	1 .65%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1.47%	1 .56%	1 .65%(d)
Ratio of Net Investment Income to Average Net Assets	0 .30%	0 .32%	0 .07%	(0 .19)%	(0 .62)%
Portfolio Turnover Rate	101 .9%	112 .8%(e)	97 .9%	133.7%	163 .5%

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 18.91	$ 19.32	$ 17.54	$ 16.20	$ 14.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .14	0 .18	0 .14	0 .11	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	(5 .17)	0 .44	3 .01	2.63	1 .95

Total From Investment Operations	(5 .03)	0 .62	3 .15	2.74	1 .99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .14)	(0 .09)	–	–
Distributions from Realized Gains	(1 .33)	(0 .89)	(1 .28)	(1 .40)	(0 .47)

Total Dividends and Distributions	(1 .51)	(1 .03)	(1 .37)	(1 .40)	(0 .47)

Net Asset Value, End of Period	$ 12.37	$ 18.91	$ 19.32	$ 17.54	$ 16.20

Total Return	(28 .61)%	3 .17%	18 .99%	17.61%	13 .86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 329,103	$ 443,376	$ 105,863	$ 46,908	$ 20,973
Ratio of Expenses to Average Net Assets	0 .76%	0 .75%	0 .75%	0.75%	0 .75%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0 .75%(d)
Ratio of Net Investment Income to Average Net Assets	0 .91%	0 .92%	0 .79%	0.64%	0 .28%
Portfolio Turnover Rate	101 .9%	112 .8%(e)	97 .9%	133.7%	163 .5%

	2008	2007	2006	2005

SMALLCAP VALUE FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 18.63	$ 19.07	$ 17.39	$ 16.29
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	–	0 .02	(0 .02)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .09)	0 .43	2 .98	2.54

Total From Investment Operations	(5 .09)	0 .45	2 .96	2.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–	–	–
Distributions from Realized Gains	(1 .33)	(0 .89)	(1 .28)	(1 .40)

Total Dividends and Distributions	(1 .37)	(0 .89)	(1 .28)	(1 .40)

Net Asset Value, End of Period	$ 12.17	$ 18.63	$ 19.07	$ 17.39

Total Return	(29 .23)%	2 .29%	17 .90%	15 .97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,261	$ 1,431	$ 1,058	$ 12
Ratio of Expenses to Average Net Assets	1 .64%	1 .63%	1 .63%	1.63%
Ratio of Net Investment Income to Average Net Assets	0 .03%	0 .10%	(0 .09)%	(0 .27)%
Portfolio Turnover Rate	101 .9%	112 .8%(e)	97 .9%	133.7%

See accompanying notes.

789

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 18.63	$ 19.05	$ 17.35	$ 16.14	$ 14.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .03	0 .05	0 .01	(0 .02)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .10)	0 .42	2 .97	2.63	1 .94

Total From Investment Operations	(5 .07)	0 .47	2 .98	2.61	1 .87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	–	–	–	–
Distributions from Realized Gains	(1 .33)	(0 .89)	(1 .28)	(1 .40)	(0 .47)

Total Dividends and Distributions	(1 .39)	(0 .89)	(1 .28)	(1 .40)	(0 .47)

Net Asset Value, End of Period	$ 12.17	$ 18.63	$ 19.05	$ 17.35	$ 16.14

Total Return	(29 .14)%	2 .40%	18 .07%	16 .81%	12 .96%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,716	$ 8,117	$ 6,641	$ 3,266	$ 1,949
Ratio of Expenses to Average Net Assets	1 .51%	1 .50%	1 .50%	1.50%	1 .50%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.50%(d)
Ratio of Net Investment Income to Average Net Assets	0 .17%	0 .24%	0 .04%	(0 .13)%	(0 .47)%
Portfolio Turnover Rate	101 .9%	112 .8%(e)	97 .9%	133.7%	163 .5%

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 18.83	$ 19.23	$ 17.47	$ 16.22	$ 14.78
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .05	0 .08	0 .04	0 .01	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .16)	0 .43	3 .00	2.64	1 .96

Total From Investment Operations	(5 .11)	0 .51	3 .04	2.65	1 .91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .02)	–	–	–
Distributions from Realized Gains	(1 .33)	(0 .89)	(1 .28)	(1 .40)	(0 .47)

Total Dividends and Distributions	(1 .42)	(0 .91)	(1 .28)	(1 .40)	(0 .47)

Net Asset Value, End of Period	$ 12.30	$ 18.83	$ 19.23	$ 17.47	$ 16.22

Total Return	(29 .08)%	2 .62%	18 .30%	16 .98%	13 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,695	$ 14,069	$ 9,385	$ 6,033	$ 4,111
Ratio of Expenses to Average Net Assets	1 .33%	1 .32%	1 .32%	1.32%	1 .32%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.32%(d)
Ratio of Net Investment Income to Average Net Assets	0 .35%	0 .40%	0 .21%	0.05%	(0 .31)%
Portfolio Turnover Rate	101 .9%	112 .8%(e)	97 .9%	133.7%	163 .5%

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 18.93	$ 19.34	$ 17.56	$ 16.27	$ 14.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .08	0 .12	0 .07	0 .04	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .18)	0 .42	3 .02	2.65	1 .96

Total From Investment Operations	(5 .10)	0 .54	3 .09	2.69	1 .94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .06)	(0 .03)	–	–
Distributions from Realized Gains	(1 .33)	(0 .89)	(1 .28)	(1 .40)	(0 .47)

Total Dividends and Distributions	(1 .45)	(0 .95)	(1 .31)	(1 .40)	(0 .47)

Net Asset Value, End of Period	$ 12.38	$ 18.93	$ 19.34	$ 17.56	$ 16.27

Total Return	(28 .90)%	2 .76%	18 .52%	17 .20%	13 .39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,085	$ 8,026	$ 4,406	$ 583	$ 326
Ratio of Expenses to Average Net Assets	1 .14%	1 .13%	1 .13%	1.13%	1 .13%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.13%(d)
Ratio of Net Investment Income to Average Net Assets	0 .53%	0 .60%	0 .39%	0.26%	(0 .10)%
Portfolio Turnover Rate	101 .9%	112 .8%(e)	97 .9%	133.7%	163 .5%

See accompanying notes.

790

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 19.02	$ 19.42	$ 17.63	$ 16.31	$ 14.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .10	0 .13	0 .10	0 .06	–
Net Realized and Unrealized Gain (Loss) on Investments	(5 .21)	0 .45	3 .02	2.66	1 .96

Total From Investment Operations	(5 .11)	0 .58	3 .12	2.72	1 .96
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .09)	(0 .05)	–	–
Distributions from Realized Gains	(1 .33)	(0 .89)	(1 .28)	(1 .40)	(0 .47)

Total Dividends and Distributions	(1 .47)	(0 .98)	(1 .33)	(1 .40)	(0 .47)

Net Asset Value, End of Period	$ 12.44	$ 19.02	$ 19.42	$ 17.63	$ 16.31

Total Return	(28 .84)%	2 .93%	18 .64%	17 .35%	13 .51%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,204	$ 37,447	$ 18,180	$ 10,672	$ 5,755
Ratio of Expenses to Average Net Assets	1 .02%	1 .01%	1 .01%	1.01%	1 .01%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.01%(d)
Ratio of Net Investment Income to Average Net Assets	0 .66%	0 .70%	0 .53%	0.37%	0 .01%
Portfolio Turnover Rate	101 .9%	112 .8%(e)	97 .9%	133.7%	163 .5%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager.

(d)	Expense ratio without commission rebates.

(e)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.

See accompanying notes.

791

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND I(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 18.42	$ 18.99	$ 17.37	$ 15.95	$ 13.99
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .15	0 .11	0 .10	0 .09	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(5 .93)	0 .46	2 .90	2.26	2 .57

Total From Investment Operations	(5 .78)	0 .57	3 .00	2.35	2 .62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .09)	(0 .07)	(0 .03)	(0 .06)
Distributions from Realized Gains	(1 .36)	(1 .05)	(1 .31)	(0 .90)	(0 .60)

Total Dividends and Distributions	(1 .48)	(1 .14)	(1 .38)	(0 .93)	(0 .66)

Net Asset Value, End of Period	$ 11.16	$ 18.42	$ 18.99	$ 17.37	$ 15.95

Total Return	(33 .76)%	2 .97%	18 .31%	15 .04%	19 .39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 280,140	$ 394,734	$ 357,882	$ 202,697	$ 104,765
Ratio of Expenses to Average Net Assets	1 .02%	1 .00%	1 .00%	1 .00%	1 .00%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.00%(c)
Ratio of Net Investment Income to Average Net Assets	1 .06%	0 .60%	0 .57%	0 .52%	0 .32%
Portfolio Turnover Rate	55 .9%	63 .2%	60 .4%	43.1%	46.7%

	2008	2007	2006	2005

SMALLCAP VALUE FUND I(a)

R-1 shares

Net Asset Value, Beginning of Period	$ 18.11	$ 18.75	$ 17.24	$ 16.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .02	(0 .05)	(0 .05)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .83)	0 .46	2 .87	2.17

Total From Investment Operations	(5 .81)	0 .41	2 .82	2.12
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .02)
Distributions from Realized Gains	(1 .36)	(1 .05)	(1 .31)	(0 .90)

Total Dividends and Distributions	(1 .36)	(1 .05)	(1 .31)	(0 .92)

Net Asset Value, End of Period	$ 10.94	$ 18.11	$ 18.75	$ 17.24

Total Return	(34 .37)%	2 .11%	17 .26%	13 .45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,509	$ 2,937	$ 2,490	$ 130
Ratio of Expenses to Average Net Assets	1 .90%	1 .88%	1 .88%	1.88%
Ratio of Net Investment Income to Average Net Assets	0 .17%	(0 .28)%	(0 .29)%	(0 .30)%
Portfolio Turnover Rate	55 .9%	63 .2%	60 .4%	43.1%

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND I(a)

R-2 shares

Net Asset Value, Beginning of Period	$ 17.94	$ 18.57	$ 17.07	$ 15.78	$ 13.89
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .04	(0 .03)	(0 .03)	(0 .04)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .77)	0 .45	2 .84	2.25	2 .55

Total From Investment Operations	(5 .73)	0 .42	2 .81	2.21	2 .49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	–	–	(0 .02)	–
Distributions from Realized Gains	(1 .36)	(1 .05)	(1 .31)	(0 .90)	(0 .60)

Total Dividends and Distributions	(1 .37)	(1 .05)	(1 .31)	(0 .92)	(0 .60)

Net Asset Value, End of Period	$ 10.84	$ 17.94	$ 18.57	$ 17.07	$ 15.78

Total Return	(34 .25)%	2 .18%	17 .39%	14 .27%	18 .52%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,494	$ 12,723	$ 19,158	$ 14,395	$ 6,888
Ratio of Expenses to Average Net Assets	1 .77%	1 .75%	1 .75%	1.75%	1 .75%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.75%(c)
Ratio of Net Investment Income to Average Net Assets	0 .31%	(0 .16)%	(0 .19)%	(0 .23)%	(0 .40)%
Portfolio Turnover Rate	55 .9%	63 .2%	60 .4%	43.1%	46.7%

See accompanying notes.

792

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND I(a)

R-3 shares

Net Asset Value, Beginning of Period	$ 18.11	$ 18.70	$ 17.15	$ 15.83	$ 13.92
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .07	0 .01	–	(0 .01)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .83)	0 .45	2 .86	2.25	2 .55

Total From Investment Operations	(5 .76)	0 .46	2 .86	2.24	2 .51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–	–	(0 .02)	–
Distributions from Realized Gains	(1 .36)	(1 .05)	(1 .31)	(0 .90)	(0 .60)

Total Dividends and Distributions	(1 .40)	(1 .05)	(1 .31)	(0 .92)	(0 .60)

Net Asset Value, End of Period	$ 10.95	$ 18.11	$ 18.70	$ 17.15	$ 15.83

Total Return	(34 .15)%	2 .39%	17 .62%	14 .43%	18 .63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,309	$ 19,382	$ 22,791	$ 12,127	$ 6,422
Ratio of Expenses to Average Net Assets	1 .59%	1 .57%	1 .57%	1.57%	1 .57%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.57%(c)
Ratio of Net Investment Income to Average Net Assets	0 .50%	0 .03%	0 .00%	(0 .05)%	(0 .23)%
Portfolio Turnover Rate	55 .9%	63 .2%	60 .4%	43.1%	46.7%

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND I(a)

R-4 shares

Net Asset Value, Beginning of Period	$ 18.28	$ 18.85	$ 17.25	$ 15.90	$ 13.94
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .10	0 .04	0 .04	0 .03	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .89)	0 .46	2 .88	2.25	2 .58

Total From Investment Operations	(5 .79)	0 .50	2 .92	2.28	2 .57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .02)	(0 .01)	(0 .03)	(0 .01)
Distributions from Realized Gains	(1 .36)	(1 .05)	(1 .31)	(0 .90)	(0 .60)

Total Dividends and Distributions	(1 .42)	(1 .07)	(1 .32)	(0 .93)	(0 .61)

Net Asset Value, End of Period	$ 11.07	$ 18.28	$ 18.85	$ 17.25	$ 15.90

Total Return	(33 .99)%	2 .57%	17 .87%	14 .59%	19 .02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,929	$ 9,045	$ 4,794	$ 2,269	$ 909
Ratio of Expenses to Average Net Assets	1 .40%	1 .38%	1 .38%	1.38%	1 .38%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.38%(c)
Ratio of Net Investment Income to Average Net Assets	0 .67%	0 .22%	0 .20%	0.15%	(0 .04)%
Portfolio Turnover Rate	55 .9%	63 .2%	60 .4%	43.1%	46.7%

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND I(a)

R-5 shares

Net Asset Value, Beginning of Period	$ 18.32	$ 18.89	$ 17.29	$ 15.91	$ 13.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .11	0 .07	0 .06	0 .04	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(5 .89)	0 .45	2 .88	2.27	2 .55

Total From Investment Operations	(5 .78)	0 .52	2 .94	2.31	2 .58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .04)	(0 .03)	(0 .03)	(0 .02)
Distributions from Realized Gains	(1 .36)	(1 .05)	(1 .31)	(0 .90)	(0 .60)

Total Dividends and Distributions	(1 .44)	(1 .09)	(1 .34)	(0 .93)	(0 .62)

Net Asset Value, End of Period	$ 11.10	$ 18.32	$ 18.89	$ 17.29	$ 15.91

Total Return	(33 .89)%	2 .69%	17 .97%	14 .78%	19 .14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,237	$ 26,176	$ 19,682	$ 11,704	$ 3,196
Ratio of Expenses to Average Net Assets	1 .28%	1 .26%	1 .26%	1.26%	1 .26%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.27%(c)
Ratio of Net Investment Income to Average Net Assets	0 .79%	0 .35%	0 .31%	0.26%	0 .17%
Portfolio Turnover Rate	55 .9%	63 .2%	60 .4%	43.1%	46.7%

(a)	Effective June 13, 2008, Partners SmallCap Value Fund I changed its name to SmallCap Value Fund I.

(b)	Calculated based on average shares outstanding during the period.

(c)	Expense ratio without commission rebates.

See accompanying notes.

793

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004(a)

SMALLCAP VALUE FUND II(b)

Institutional shares

Net Asset Value, Beginning of Period	$ 13.07	$ 13.98	$ 12.12	$ 10.35	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .05	0 .04	0 .06	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(4 .36)	0 .42	2 .36	1.81	0 .35

Total From Investment Operations	(4 .31)	0 .46	2 .42	1.81	0 .35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .07)	–	–	–
Distributions from Realized Gains	(1 .76)	(1 .30)	(0 .56)	(0 .04)	–

Total Dividends and Distributions	(1 .79)	(1 .37)	(0 .56)	(0 .04)	–

Net Asset Value, End of Period	$ 6.97	$ 13.07	$ 13.98	$ 12.12	$ 10.35

Total Return	(37 .60)%	3 .28%	20 .61%	17 .55%	3 .50%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 160,758	$ 343,408	$ 359,928	$ 293,375	$ 20,666
Ratio of Expenses to Average Net Assets	1 .02%	1 .00%	1 .00%	1 .00%	1 .00%(e)
Ratio of Net Investment Income to Average Net Assets	0 .57%	0 .27%	0 .49%	(0 .03)%	0 .00%(e)
Portfolio Turnover Rate	61 .6%	58 .7%	40 .4%	50.8%	4 .8%(e)

	2008	2007	2006	2005

SMALLCAP VALUE FUND II(b)

R-1 shares

Net Asset Value, Beginning of Period	$ 12.78	$ 13.75	$ 12.02	$ 10.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .03)	(0 .09)	(0 .04)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .24)	0 .42	2 .33	1.76

Total From Investment Operations	(4 .27)	0 .33	2 .29	1.66
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .76)	(1 .30)	(0 .56)	(0 .04)

Total Dividends and Distributions	(1 .76)	(1 .30)	(0 .56)	(0 .04)

Net Asset Value, End of Period	$ 6.75	$ 12.78	$ 13.75	$ 12.02

Total Return	(38 .13)%	2 .32%	19 .67%	15 .97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 229	$ 321	$ 129	$ 12
Ratio of Expenses to Average Net Assets	1 .90%	1 .88%	1 .88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(0 .33)%	(0 .72)%	(0 .34)%	(0 .85)%
Portfolio Turnover Rate	61 .6%	58 .7%	40 .4%	50.8%

	2008	2007	2006	2005	2004(a)

SMALLCAP VALUE FUND II(b)

R-2 shares

Net Asset Value, Beginning of Period	$ 12.77	$ 13.72	$ 11.99	$ 10.32	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0 .02)	(0 .07)	(0 .03)	(0 .09)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .23)	0 .42	2 .32	1.80	0 .35

Total From Investment Operations	(4 .25)	0 .35	2 .29	1.71	0 .32
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .76)	(1 .30)	(0 .56)	(0 .04)	–

Total Dividends and Distributions	(1 .76)	(1 .30)	(0 .56)	(0 .04)	–

Net Asset Value, End of Period	$ 6.76	$ 12.77	$ 13.72	$ 11.99	$ 10.32

Total Return	(37 .99)%	2 .49%	19 .72%	16 .58%	3 .20%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 857	$ 1,721	$ 705	$ 503	$ 10
Ratio of Expenses to Average Net Assets	1 .77%	1 .75%	1 .75%	1.75%	1 .75%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .18)%	(0 .56)%	(0 .27)%	(0 .75)%	(0 .75)%(e)
Portfolio Turnover Rate	61 .6%	58 .7%	40 .4%	50 .8%	4 .8%(e)

See accompanying notes.

794

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004(a)

SMALLCAP VALUE FUND II(b)

R-3 shares

Net Asset Value, Beginning of Period	$ 12.87	$ 13.79	$ 12.03	$ 10.33	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	–	(0 .08)	(0 .01)	(0 .07)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .28)	0 .46	2 .33	1.81	0 .35

Total From Investment Operations	(4 .28)	0 .38	2 .32	1.74	0 .33
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .76)	(1 .30)	(0 .56)	(0 .04)	–

Total Dividends and Distributions	(1 .76)	(1 .30)	(0 .56)	(0 .04)	–

Net Asset Value, End of Period	$ 6.83	$ 12.87	$ 13.79	$ 12.03	$ 10.33

Total Return	(37 .92)%	2 .71%	19 .91%	16 .85%	3 .30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,552	$ 12,654	$ 3,772	$ 3,235	$ 10
Ratio of Expenses to Average Net Assets	1 .59%	1 .57%	1 .57%	1.57%	1 .57%(e)
Ratio of Net Investment Income to Average Net Assets	0 .00%	(0 .60)%	(0 .10)%	(0 .62)%	(0 .58)%(e)
Portfolio Turnover Rate	61 .6%	58 .7%	40 .4%	50.8%	4 .8%(e)

	2008	2007	2006	2005	2004(a)

SMALLCAP VALUE FUND II(b)

R-4 shares

Net Asset Value, Beginning of Period	$ 12.94	$ 13.85	$ 12.05	$ 10.34	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .02	(0 .02)	0 .01	(0 .06)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .32)	0 .42	2 .35	1.81	0 .36

Total From Investment Operations	(4 .30)	0 .40	2 .36	1.75	0 .34
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .01)	–	–	–
Distributions from Realized Gains	(1 .76)	(1 .30)	(0 .56)	(0 .04)	–

Total Dividends and Distributions	(1 .76)	(1 .31)	(0 .56)	(0 .04)	–

Net Asset Value, End of Period	$ 6.88	$ 12.94	$ 13.85	$ 12.05	$ 10.34

Total Return	(37 .85)%	2 .89%	20 .22%	16 .95%	3 .40%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,973	$ 1,993	$ 1,231	$ 669	$ 10
Ratio of Expenses to Average Net Assets	1 .40%	1 .38%	1 .38%	1.38%	1 .38%(e)
Ratio of Net Investment Income to Average Net Assets	0 .18%	(0 .15)%	0 .10%	(0 .56)%	(0 .40)%(e)
Portfolio Turnover Rate	61 .6%	58 .7%	40 .4%	50 .8%	4 .8%(e)

	2008	2007	2006	2005	2004(a)

SMALLCAP VALUE FUND II(b)

R-5 shares

Net Asset Value, Beginning of Period	$ 12.99	$ 13.90	$ 12.08	$ 10.34	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0 .03	(0 .02)	0 .03	(0 .03)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(4 .33)	0 .44	2 .35	1.81	0 .35

Total From Investment Operations	(4 .30)	0 .42	2 .38	1.78	0 .34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .03)	–	–	–
Distributions from Realized Gains	(1 .76)	(1 .30)	(0 .56)	(0 .04)	–

Total Dividends and Distributions	(1 .77)	(1 .33)	(0 .56)	(0 .04)	–

Net Asset Value, End of Period	$ 6.92	$ 12.99	$ 13.90	$ 12.08	$ 10.34

Total Return	(37 .75)%	3 .02%	20 .34%	17 .25%	3 .40%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,026	$ 3,703	$ 1,170	$ 123	$ 11
Ratio of Expenses to Average Net Assets	1 .28%	1 .26%	1 .26%	1.26%	1 .26%(e)
Ratio of Net Investment Income to Average Net Assets	0 .28%	(0 .18)%	0 .23%	(0 .28)%	(0 .26)%(e)
Portfolio Turnover Rate	61 .6%	58 .7%	40 .4%	50 .8%	4 .8%(e)

(a)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(b)	Effective June 13, 2008, Partners SmallCap Value Fund II changed its name to SmallCap Value Fund II.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

See accompanying notes.

795

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND III(a)

Class J shares

Net Asset Value, Beginning of Period	$ 14.54	$ 17.16	$ 16.49	$ 14.53	$ 12.89
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .05)	(0 .10)	(0 .15)	(0 .14)	(0 .13)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .57)	0 .74	2 .14	2.10	1 .77

Total From Investment Operations	(3 .62)	0 .64	1 .99	1.96	1 .64
Less Dividends and Distributions:
Distributions from Realized Gains	(3 .69)	(3 .26)	(1 .32)	–	–

Total Dividends and Distributions	(3 .69)	(3 .26)	(1 .32)	–	–

Net Asset Value, End of Period	$ 7.23	$ 14.54	$ 17.16	$ 16.49	$ 14.53

Total Return(c)	(32 .50)%	3 .73%	12 .65%	13 .49%	12 .73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,640	$ 12,675	$ 11,900	$ 10,055	$ 6,843
Ratio of Expenses to Average Net Assets	1 .84%	1 .87%	1 .91%	1.95%	1 .95%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .91%	2.05%	2 .11%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .54)%	(0 .68)%	(0 .90)%	(0 .85)%	(0 .90)%
Portfolio Turnover Rate	59 .9%	36 .6%	36 .2%	51.3%	26.3%

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND III(a)

Institutional shares

Net Asset Value, Beginning of Period	$ 15 .69	$ 18.14	$ 17.22	$ 15.03	$ 13.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .03	0 .03	–	0 .02	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(3 .95)	0 .78	2 .24	2.17	1 .81

Total From Investment Operations	(3 .92)	0 .81	2 .24	2.19	1 .82
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	–	–	–	–
Distributions from Realized Gains	(3 .69)	(3 .26)	(1 .32)	–	–

Total Dividends and Distributions	(3 .71)	(3 .26)	(1 .32)	–	–

Net Asset Value, End of Period	$ 8 .06	$ 15.69	$ 18.14	$ 17.22	$ 15.03

Total Return	(31 .95)%	4 .61%	13 .65%	14.60%	13 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 92,681	$ 162,045	$ 237,056	$ 287,753	$ 231,413
Ratio of Expenses to Average Net Assets	1 .03%	1 .00%	1 .00%	1.00%	0 .97%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .00%(e)
Ratio of Net Investment Income to Average Net Assets	0 .26%	0 .18%	0 .00%	0.09%	0 .07%
Portfolio Turnover Rate	59 .9%	36 .6%	36 .2%	51.3%	26 .3%

	2008	2007	2006	2005

SMALLCAP VALUE FUND III(a)

R-1 shares

Net Asset Value, Beginning of Period	$ 15.21	$ 17.82	$ 17.07	$ 15.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .06)	(0 .11)	(0 .14)	(0 .13)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .78)	0 .76	2 .21	2.05

Total From Investment Operations	(3 .84)	0 .65	2 .07	1.92
Less Dividends and Distributions:
Distributions from Realized Gains	(3 .69)	(3 .26)	(1 .32)	–

Total Dividends and Distributions	(3 .69)	(3 .26)	(1 .32)	–

Net Asset Value, End of Period	$ 7.68	$ 15.21	$ 17.82	$ 17.07

Total Return	(32 .53)%	3 .64%	12 .69%	12 .67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 274	$ 311	$ 263	$ 11
Ratio of Expenses to Average Net Assets	1 .91%	1 .88%	1 .88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(0 .62)%	(0 .69)%	(0 .85)%	(0 .78)%
Portfolio Turnover Rate	59 .9%	36 .6%	36 .2%	51.3%

See accompanying notes.

796

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND III(a)

R-2 shares

Net Asset Value, Beginning of Period	$ 14.73	$ 17.34	$ 16.63	$ 14.62	$ 12.94
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .05)	(0 .09)	(0 .12)	(0 .11)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .62)	0 .74	2 .15	2.12	1 .78

Total From Investment Operations	(3 .67)	0 .65	2 .03	2.01	1 .68
Less Dividends and Distributions:
Distributions from Realized Gains	(3 .69)	(3 .26)	(1 .32)	–	–

Total Dividends and Distributions	(3 .69)	(3 .26)	(1 .32)	–	–

Net Asset Value, End of Period	$ 7.37	$ 14.73	$ 17.34	$ 16.63	$ 14.62

Total Return	(32 .40)%	3 .77%	12 .79%	13 .75%	12 .99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,342	$ 2,092	$ 3,060	$ 2,865	$ 2,738
Ratio of Expenses to Average Net Assets	1 .78%	1 .75%	1 .75%	1.75%	1 .72%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .75%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .49)%	(0 .57)%	(0 .75)%	(0 .65)%	(0 .68)%
Portfolio Turnover Rate	59 .9%	36 .6%	36 .2%	51.3%	26.3%

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND III(a)

R-3 shares

Net Asset Value, Beginning of Period	$ 14.98	$ 17.55	$ 16.79	$ 14.74	$ 13.02
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .03)	(0 .06)	(0 .10)	(0 .08)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .71)	0 .75	2 .18	2.13	1 .79

Total From Investment Operations	(3 .74)	0 .69	2 .08	2.05	1 .72
Less Dividends and Distributions:
Distributions from Realized Gains	(3 .69)	(3 .26)	(1 .32)	–	–

Total Dividends and Distributions	(3 .69)	(3 .26)	(1 .32)	–	–

Net Asset Value, End of Period	$ 7.55	$ 14.98	$ 17.55	$ 16.79	$ 14.74

Total Return	(32 .32)%	3 .97%	12 .98%	13 .91%	13 .22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,857	$ 9,055	$ 8,631	$ 6,150	$ 5,963
Ratio of Expenses to Average Net Assets	1 .60%	1 .57%	1 .57%	1.57%	1 .54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .57%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .31)%	(0 .38)%	(0 .57)%	(0 .47)%	(0 .50)%
Portfolio Turnover Rate	59 .9%	36 .6%	36 .2%	51.3%	26.3%

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND III(a)

R-4 shares

Net Asset Value, Beginning of Period	$ 15.19	$ 17.72	$ 16.92	$ 14.83	$ 13.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0 .01)	(0 .03)	(0 .06)	0 .01	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .78)	0 .76	2 .18	2.08	1 .79

Total From Investment Operations	(3 .79)	0 .73	2 .12	2.09	1 .75
Less Dividends and Distributions:
Distributions from Realized Gains	(3 .69)	(3 .26)	(1 .32)	–	–

Total Dividends and Distributions	(3 .69)	(3 .26)	(1 .32)	–	–

Net Asset Value, End of Period	$ 7.71	$ 15.19	$ 17.72	$ 16.92	$ 14.83

Total Return	(32 .16)%	4 .20%	13 .13%	14 .09%	13 .39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 855	$ 1,002	$ 511	$ 375	$ 24
Ratio of Expenses to Average Net Assets	1 .41%	1 .38%	1 .38%	1.38%	1 .35%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	(1 .38)%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .14)%	(0 .16)%	(0 .37)%	0 .09%	(0 .31)%
Portfolio Turnover Rate	59 .9%	36 .6%	36 .2%	51 .3%	26.3%
See accompanying notes.

797

See accompanying notes.

798

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND III(a)

R-5 shares

Net Asset Value, Beginning of Period	$ 15.39	$ 17.90	$ 17.05	$ 14.92	$ 13.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0 .01)	(0 .04)	(0 .03)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(3 .85)	0 .76	2 .21	2.16	1 .81

Total From Investment Operations	(3 .85)	0 .75	2 .17	2.13	1 .78
Less Dividends and Distributions:
Distributions from Realized Gains	(3 .69)	(3 .26)	(1 .32)	–	–

Total Dividends and Distributions	(3 .69)	(3 .26)	(1 .32)	–	–

Net Asset Value, End of Period	$ 7.85	$ 15.39	$ 17.90	$ 17.05	$ 14.92

Total Return	(32 .12)%	4 .29%	13 .34%	14 .28%	13 .56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,497	$ 12,463	$ 18,485	$ 17,400	$ 14,537
Ratio of Expenses to Average Net Assets	1 .29%	1 .26%	1 .26%	1.26%	1 .24%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1 .26%(e)
Ratio of Net Investment Income to Average Net Assets	0 .00%	(0 .08)%	(0 .26)%	(0 .17)%	(0 .19)%
Portfolio Turnover Rate	59 .9%	36 .6%	36 .2%	51.3%	26.3%

(a) Effective June 13, 2008, Partners SmallCap Value Fund changed its name to SmallCap Value Fund III.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Excludes expense reimbursement from Manager.
(e) Expense ratio without commission rebates.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

ULTRA SHORT BOND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.48	$ 9.99	$ 9.97	$ 10.00	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .36	0 .48	0 .41	0 .20	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(1 .81)	(0 .50)	0 .01	(0 .03)	(0 .11)
Net Increase from Payments by Affiliates	–	–	–	–	0 .11

Total From Investment Operations	(1 .45)	(0 .02)	0 .42	0.17	0 .19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .36)	(0 .49)	(0 .40)	(0 .20)	(0 .19)

Total Dividends and Distributions	(0 .36)	(0 .49)	(0 .40)	(0 .20)	(0 .19)

Net Asset Value, End of Period	$ 7.67	$ 9.48	$ 9.99	$ 9.97	$ 10.00

Total Return(b)	(15 .66)%	(0 .44)%	4 .31%	1 .77%	1 .90%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,179	$ 33,820	$ 37,801	$ 38,214	$ 43,380
Ratio of Expenses to Average Net Assets	1 .07%	1 .10%	1 .18%	1.16%	1 .29%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1.18%	1 .16%	1 .32%
Ratio of Net Investment Income to Average Net Assets	4 .12%	4 .84%	4 .08%	2.02%	1 .90%
Portfolio Turnover Rate	14 .8%	46 .5%	49 .0%	54.9%	105 .5%

	2008	2007	2006	2005	2004

ULTRA SHORT BOND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.55	$ 10.06	$ 10.05	$ 10.00	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .41	0 .55	0 .50	0 .25	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	(1 .82)	(0 .51)	(0 .01)	0.09	(0 .11)
Net Increase from Payments by Affiliates	–	–	–	–	0 .11

Total From Investment Operations	(1 .41)	0 .04	0 .49	0.34	0 .26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .55)	(0 .48)	(0 .29)	(0 .26)

Total Dividends and Distributions	(0 .42)	(0 .55)	(0 .48)	(0 .29)	(0 .26)

Net Asset Value, End of Period	$ 7.72	$ 9.55	$ 10.06	$ 10.05	$ 10.00

Total Return	(15 .15)%	0 .31%	4 .98%	3.40%(e)	2 .66%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 126,881	$ 138,500	$ 192,510	$ 13	$ 1,968
Ratio of Expenses to Average Net Assets	0 .41%	0 .40%	0 .40%	0.40%	0 .55%
Ratio of Net Investment Income to Average Net Assets	4 .75%	5 .51%	4 .97%	2.52%	2 .62%
Portfolio Turnover Rate	14 .8%	46 .5%	49 .0%	54.9%	105 .5%

	2008	2007	2006	2005

ULTRA SHORT BOND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.48	$ 9.99	$ 9.97	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .33	0 .46	0 .40	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	(1 .80)	(0 .50)	0 .01	(0 .03)

Total From Investment Operations	(1 .47)	(0 .04)	0 .41	(0.16)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .47)	(0 .39)	(0 .19)

Total Dividends and Distributions	(0 .34)	(0 .47)	(0 .39)	(0 .19)

Net Asset Value, End of Period	$ 7.67	$ 9.48	$ 9.99	$ 9.97

Total Return	(15 .85)%	(0 .58)%	4 .21%	1 .63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9	$ 11	$ 11	$ 10
Ratio of Expenses to Average Net Assets	1 .29%	1 .26%	1 .28%	1.28%
Ratio of Net Investment Income to Average Net Assets	3 .88%	4 .68%	3 .98%	1.91%
Portfolio Turnover Rate	14 .8%	46 .5%	49 .0%	54.9%

See accompanying notes.

799

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

ULTRA SHORT BOND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.48	$ 9.99	$ 9.97	$ 10.00	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .35	0 .47	0 .41	0 .21	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(1 .81)	(0 .49)	0 .01	(0 .03)	(0 .11)
Net Increase from Payments by Affiliates	–	–	–	–	0 .11

Total From Investment Operations	(1 .46)	(0 .02)	0 .42	0.18	0 .19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .35)	(0 .49)	(0 .40)	(0 .21)	(0 .19)

Total Dividends and Distributions	(0 .35)	(0 .49)	(0 .40)	(0 .21)	(0 .19)

Net Asset Value, End of Period	$ 7.67	$ 9.48	$ 9.99	$ 9.97	$ 10.00

Total Return	(15 .73)%	(0 .45)%	4 .34%	1 .79%	1 .90%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,142	$ 8,180	$ 9,464	$ 9,036	$ 8,760
Ratio of Expenses to Average Net Assets	1 .16%	1 .15%	1 .15%	1.15%	1 .28%
Ratio of Net Investment Income to Average Net Assets	4 .02%	4 .79%	4 .11%	2.09%	1 .84%
Portfolio Turnover Rate	14 .8%	46 .5%	49 .0%	54.9%	105 .5%

	2008	2007	2006	2005	2004

ULTRA SHORT BOND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.50	$ 10.01	$ 9.97	$ 10.00	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .36	0 .49	0 .41	0 .23	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(1 .80)	(0 .50)	0 .05	(0 .03)	(0 .11)
Net Increase from Payments by Affiliates	–	–	–	–	0 .11

Total From Investment Operations	(1 .44)	(0 .01)	0 .46	0.20	0 .21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .50)	(0 .42)	(0 .23)	(0 .21)

Total Dividends and Distributions	(0 .37)	(0 .50)	(0 .42)	(0 .23)	(0 .21)

Net Asset Value, End of Period	$ 7.69	$ 9.50	$ 10.01	$ 9.97	$ 10.00

Total Return	(15 .53)%	(0 .27)%	4 .73%	1 .97%	2 .08%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,413	$ 2,437	$ 2,500	$ 26,149	$ 20,513
Ratio of Expenses to Average Net Assets	0 .98%	0 .97%	0 .97%	0.97%	1 .08%
Ratio of Net Investment Income to Average Net Assets	4 .19%	4 .98%	4 .08%	2.30%	2 .05%
Portfolio Turnover Rate	14 .8%	46 .5%	49 .0%	54.9%	105 .5%

	2008	2007	2006	2005	2004

ULTRA SHORT BOND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.46	$ 9.98	$ 9.96	$ 10.00	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .38	0 .51	0 .45	0 .19	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(1 .80)	(0 .51)	0 .01	0 .02	(0 .11)
Net Increase from Payments by Affiliates	–	–	–	–	0 .11

Total From Investment Operations	(1 .42)	–	0 .46	0.21	0 .22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .52)	(0 .44)	(0 .25)	(0 .22)

Total Dividends and Distributions	(0 .39)	(0 .52)	(0 .44)	(0 .25)	(0 .22)

Net Asset Value, End of Period	$ 7.65	$ 9.46	$ 9.98	$ 9.96	$ 10.00

Total Return	(15 .43)%	(0 .18)%	4 .73%	2 .08%	2 .27%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9	$ 11	$ 11	$ 10	$ 1,802
Ratio of Expenses to Average Net Assets	0 .80%	0 .78%	0 .78%	0.78%	0 .92%
Ratio of Net Investment Income to Average Net Assets	4 .37%	5 .16%	4 .48%	1.87%	2 .23%
Portfolio Turnover Rate	14 .8%	46 .5%	49 .0%	54.9%	105 .5%

See accompanying notes.

800

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2008	2007	2006	2005	2004

ULTRA SHORT BOND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.53	$ 9.99	$ 9.97	$ 10.00	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .40	0 .52	0 .48	0 .25	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(1 .82)	(0 .44)	(0 .01)	(0 .02)	(0 .11)
Net Increase from Payments by Affiliates	–	–	–	–	0 .11

Total From Investment Operations	(1 .42)	0 .08	0 .47	0.23	0 .24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)	(0 .54)	(0 .45)	(0 .26)	(0 .24)

Total Dividends and Distributions	(0 .40)	(0 .54)	(0 .45)	(0 .26)	(0 .24)

Net Asset Value, End of Period	$ 7.71	$ 9.53	$ 9.99	$ 9.97	$ 10.00

Total Return	(15 .31)%	0 .55%	4 .85%	2.29%	2 .40%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 975	$ 2,252	$ 27,314	$ 1,775	$ 2,335
Ratio of Expenses to Average Net Assets	0 .67%	0 .66%	0 .66%	0.66%	0 .80%
Ratio of Net Investment Income to Average Net Assets	4 .60%	5 .22%	4 .76%	2.52%	2 .33%
Portfolio Turnover Rate	14 .8%	46 .5%	49 .0%	54.9%	105 .5%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for R-3, R-2, Class J, Institutional, R-5 and R-4 classes of shares would have been 1.06%, .88%, .88%, 1.64%, 1.38% and 1.25%, respectively.
(d) Excludes expense reimbursement from Manager.
(e) During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes.

801

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

WEST COAST EQUITY FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 49.92	$ 43.56	$ 39.39	$ 35.39	$ 32.39
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .39(a)	0 .46(a)	0 .32	0.39	0.17(a)
Net Realized and Unrealized Gain (Loss) on Investments	(15 .60)	7 .20	5 .07	4.37	2 .87

Total From Investment Operations	(15 .21)	7 .66	5 .39	4.76	3.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .38)	(0 .31)	(0 .25)	(0 .33)	(0 .04)
Distributions from Realized Gains	(3 .21)	(0 .99)	(0 .97)	(0 .43)	–

Total Dividends and Distributions	(3 .59)	(1 .30)	(1 .22)	(0 .76)	(0 .04)

Net Asset Value, End of Period	$ 31.12	$ 49.92	$ 43.56	$ 39.39	$ 35.39

Total Return	(32 .67)%	17 .99%	13 .88%	13 .55%	9 .39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 408,256	$ 746,996	$ 826,593	$ 621,993	$ 515,464
Ratio of Expenses to Average Net Assets	0 .51%	0 .49%	0 .53%	0 .58%	0 .61%
Ratio of Gross Expenses to Average Net Assets(b)	–	–	0.53%	0 .58%	0 .61%
Ratio of Net Investment Income to Average Net Assets	0 .95%	0 .99%	0 .76%	1 .01%	0 .50%
Portfolio Turnover Rate	9 .7%	17 .6%	15 .0%	13.0%	12.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without custodian credits.

See accompanying notes.

802

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Equity Fund I, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, International Value Fund I, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund II, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund I, MidCap Growth Fund II, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Stock Fund, MidCap Value Fund I, MidCap Value Fund II, MidCap Value Fund III, Money Market Fund, Mortgage Securities Fund, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Blend Fund I, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap Growth Fund III, SmallCap S&P 600 Index Fund, SmallCap Value Fund, SmallCap Value Fund I, SmallCap Value Fund II, SmallCap Value Fund III, Ultra Short Bond Fund, and West Coast Equity Fund (72 of the 74 portfolios constituting Principal Funds, Inc. (collectively the “Funds”)) as of October 31, 2008, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Equity Income Fund, High Yield Fund, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, and West Coast Equity Fund for each of the periods presented through October 31, 2006, were audited by other auditors whose reports dated December 18, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting portfolios within Principal Funds, Inc. at October 31, 2008, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa December 23, 2008

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	114	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	114	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	114	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	114	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	114	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	114	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	114	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	114	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	114	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management	114	None
Director, Vice Chairman and CEO	Corporation, since 1999. Director,
Member, Executive Committee	Principal Funds Distributor, Inc. since
1952	2007. Director, Princor since 1999.
President Princor 1999-2005. Senior
Vice President, Principal Life, since
2002. Prior thereto, Vice President.

William G. Papesh	Retired December 2007. Prior thereto,	114	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

Larry D. Zimpleman	Chairman and Director, Principal	114	None
Director and Chairman of the Board	Management Corporation and Princor
Member, Executive Committee	since 2001. Chief Executive Officer
1951	Principal Life since 2008, President
and Chief Operating Officer, Principal
Life since 2006. President, Retirement
and Investor Services, Principal
Financial Group, Inc. 2003-2006.
Executive Vice President, 2001-2003,
and prior thereto, Senior Vice
President, Principal Life.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

David J. Brown	Vice President, Product & Distribution Compliance,
Chief Compliance Officer	Principal Life. Senior Vice President, Principal
711 High Street, Des Moines, IA 50392	Management Corporation since 2004. Senior Vice
1960	President, Principal Funds Distributor, Inc., since
2007. Second Vice President, Princor, since 2003,
and prior thereto, Vice President, Principal
Management Corporation and Princor.

Jill R. Brown	Second Vice President, Principal Financial Group and
Senior Vice President	Senior Vice President, Principal Management
1100 Investment Blvd, ste 200	Corporation and Princor, since 2006. Chief Financial
El Dorado Hills, CA 95762	Officer, Princor since 2003. Vice President, Princor
1967	2003-2006. Senior Vice President and Chief Financial
Officer, Principal Funds Distributor, Inc., since 2007.
Prior thereto, Assistant Financial Controller, Principal
Life.

Nora M. Everett	President since 2008, Senior Vice President and
President	Deputy General Counsel, Principal Financial Group,
711 High Street Des Moines, IA 50392	Inc. 2004-2008. Vice President and Counsel,
1959	Principal Financial Group, Inc. 2001-2004.

Cary Fuchs	President, Principal Funds Distributor, since 2007;
Senior Vice President of Distribution	Director of Mutual Fund Operations, Principal
1100 Investment Blvd, ste 200	Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762	Divisional Vice President Boston Financial Data
1957	Services.

Steve Gallaher	Second Vice President and Counsel, Principal Life
Assistant Counsel	since 2006. Self-Employed Writer in 2005. 2004 and
711 High Street Des Moines, IA 50392	prior thereto Senior Vice President and Counsel of
1955	Principal Residential Mortgage, Inc.

Ernie H. Gillum	Vice President and Chief Compliance Officer,
Vice President, Assistant Secretary	Principal Management Corporation, since 2004, and
711 High Street Des Moines, IA 50392	prior thereto, Vice President, Compliance and Product
1955	Development, Principal Management Corporation.

Patrick A. Kirchner	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003 and prior thereto,
Assistant Tax Counsel	Attorney.
711 High Street, Des Moines, IA 50392
1962

Sarah J. Pitts	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1945

Layne A. Rasmussen	Vice President and Controller – Mutual Funds,
Vice President, Controller, and CFO	Principal Management Corporation.
711 High Street, Des Moines, IA 50392
1958

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, since 2003. Prior thereto, Assistant
Assistant Treasurer	Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary, Principal Funds, since 2007.
Vice President and Secretary	Prior thereto, Business Manager for Pella
711 High Street, Des Moines, IA 50392	Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated February 29, 2008 and the Statement of Additional Information dated September 30, 2008. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

SOURCE OF DISTRIBUTIONS

To the extent that distributions paid by the Funds are comprised of something other than income or capital gains, such as a return of capital, a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and should not be reported for tax purposes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a new Subadvisory Agreement with Westwood Management Corporation (“Westwood”) related to the LargeCap Value Fund III series of PFI; (2) the Amended and Restated Management Agreement (the “Management Agreement”) between PFI and Principal Management Corporation (the “Manager”) and a new Subadvisory Agreement with Pacific Investment Management Company LLC (“PIMCO”) related to the creation of the Core Plus Bond Fund I; (3) the Management Agreement and Amended and Restated Subadvisory Agreements with Principal Global Investors, Inc. (“PGI”), Principal Real Estate Investors, LLC (“PREI”) and Spectrum Asset Management, Inc. (“Spectrum”) related to the creation of the Global Diversified Income Fund (“Global Diversified”); (4) an Amended and Restated Subadvisory Agreement with Mellon Capital Management Corporation (“Mellon”) related to the MidCap Growth Fund III; and (5) annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds. In preparation for their approval process, the Independent Directors met with independent legal counsel in advance of the meetings to discuss the information provided.

Westwood Subadvisory Agreement

At its June 9, 2008 meeting, the Board considered whether to enter into a Subadvisory Agreement with Westwood on behalf of the LargeCap Value Fund III (“LargeCap Value III” or “Fund”).

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the Subadviser’s reputation, qualifications and background, its investment approach, the experience and skills of its investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for PFI and that the due-diligence program recommended Westwood for the Fund.

The Board reviewed the historical composite performance of the Subadviser as compared to its Morningstar peer group and relevant benchmark index. The Board noted that as of March 31, 2008, the Subadviser had outperformed its category and benchmark index during most periods over the last five years. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board reviewed the proposed subadvisory fees and the effect of the new agreement on the subadvisory fee the Manager pays. It noted that the proposed subadvisory fee schedule is higher than the subadvisory fee schedule of the existing subadviser to the Fund. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and Subadviser and that the Manager compensates the Subadviser from its fees. The Board noted that the Subadviser represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients with investment mandates similar to those of the Fund. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedule for the Fund was reasonable and appropriate.

The Board considered that the Subadvisory Agreement would have a slightly negative impact on the Manager’s profitability during the first year of the Subadvisory Agreement and, therefore, concluded that it need not reassess the profitability of the Fund’s Management Agreement with the Manager. In concluding that the Subadviser’s anticipated profitability will not be unreasonable, the Board determined that it need not review estimated levels of profits to the Subadviser because, as the Board noted, the Manager will compensate the Subadviser from its own management fees and the Manager had negotiated the Subadvisory Agreement with the Subadviser at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted the breakpoints included in the fee schedule and concluded that the fee schedule reflects an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board considered the Subadviser’s soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Mellon Subadvisory Agreement

At its June 9, 2008 meeting, the Board considered whether to enter into a new Subadvisory Agreement with Mellon related to the addition of Mellon (the “Subadviser”) to the MidCap Growth Fund III (the “Fund”) following a proposed merger with MidCap Growth Fund I (the “Merging Fund”).

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the Subadviser’s reputation, qualifications and background, its investment approach, the experience and skills of its investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for PFI and that the due-diligence program recommended the Subadviser for the Fund.

The Board reviewed the performance of the Merging Fund, which was sub-advised by the Subadviser, as compared to its Morningstar peer group. The Board noted that the Merging Fund’s long-term (3-year) performance was above median. The Board also considered the Manager’s statement that the Subadviser’s performance was expected to be complementary to the existing Subadviser’s performance and the Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board reviewed the proposed subadvisory fees and the effect of the new agreement on the subadvisory fee the Manager pays. It noted that the proposed subadvisory fee schedule is lower than the subadvisory fee schedule of the existing subadviser to the Fund. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and Subadviser and that the Manager compensates the Subadviser from its fees. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedule for the Fund was reasonable and appropriate.

The Board considered that the Manager’s overall profitability would slightly decrease with the addition of the new Subadvisory Agreement and, therefore, concluded that it need not reassess the profitability of the Fund’s Management Agreement with the Manager. In concluding that the Subadviser’s anticipated profitability will not be unreasonable, the Board determined that it need not review estimated levels of profits to the Subadviser because, as the Board noted, the Manager will compensate the Subadviser from its own management fees and the Manager had negotiated the Subadvisory Agreement with the Subadviser at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted the breakpoints included in the fee schedule and concluded that the fee schedule reflects an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board considered the Subadviser’s soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Management Agreement and PIMCO Subadvisory Agreement

At its June 9, 2008 meeting, the Board considered whether to enter into the Management Agreement with the Manager and a Subadvisory Agreement with PIMCO (the “Subadviser”) related to the creation of a new series of PFI, the Core Plus Bond Fund I.

Management Agreement

With respect to the Management Agreement, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a commitment to support the various series of PFI (collectively, the “Funds”), including undertakings to cap Fund expenses to provide competitive expense ratios for shareholders and investment into the business through the acquisition of another fund complex with the goal of building economies of scale to be shared with shareholders. In addition, the Board considered the following factors, and made certain findings and conclusions with regard thereto, for the Fund. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund.

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources would be provided under the Management Agreement. The Board also considered the proposed delegation of day-to-day portfolio management responsibility to the Subadviser and the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers. The Board concluded that this due diligence process has worked well for PFI’s other subadvised Funds. The Board also considered the compliance program established by the Manager, the level of compliance attained for other PFI Funds and that a similar level of compliance was expected to be attained for the Fund.

The Board noted that the Manager would not directly control the Fund’s investment performance, but rather would engage the Subadviser to manage the portfolio. Based upon its familiarity with the Manager’s performance in monitoring subadvisers to other subadvised Funds, the Board concluded that the Manager has in place an effective due diligence process to monitor performance, to encourage remedial action and to change the Subadviser at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s performance was expected to be satisfactory with respect to investment performance.

The Board considered the Fund’s proposed management fee. The Board received information regarding how the Fund’s proposed management fee ranked in comparison to the advisory fees of a peer group of institutional intermediate investment-grade debt funds (“Peer Group”) based upon Lipper data. In assessing whether the management fee was reasonable, the Board considered a variety of factors, including the amount of the fee, the comparison of the fees to the Peer Group, the services to be provided, the Manager’s expectations for the Fund’s investment performance and the Manager’s anticipated profitability.

The Board also considered the level of fees that would be retained by the Manager after payment of the subadvisory fee. Although the proposed management fee was at the higher end of the range of the advisory fees of the Peer Group, the Board noted the strong reputation and performance record of the Subadviser. Considering all factors it deemed relevant, the Board concluded that the proposed management fee for the Fund was reasonable and appropriate in light of the nature and quality of services expected to be provided by the Manager and other relevant factors. The Board reviewed the Manager’s anticipated profitability from the Fund under the Management Agreement. Based upon the forecasted profitability percentage the Manager provided, the Board concluded that the profitability to the Manager from the management of the Fund was not expected to be unreasonable, taking into account the reasonableness of the Fund’s proposed management fee, and given the expected level of services to be provided.

The Board considered whether there would be economies of scale with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which breakpoints in the proposed management fee would occur and the amounts of the proposed reductions, as well as the breakpoint in the Subadvisory Agreement. The Board concluded that the proposed management fee for the Fund reflects an appropriate level of sharing of economies of scale at the current anticipated asset levels.

The Board also considered the character and amount of other incidental benefits expected to be received by the Manager and its affiliates from their relationships with the Fund. The Board concluded that the management and subadvisory fees for the Fund were reasonable in light of these fall-out benefits.

Subadvisory Agreement

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Funds and that the due diligence program recommended the Subadviser for the Fund. The Board reviewed historical composite performance of the Subadviser as compared to a Morningstar peer group and relevant benchmark index. The Board noted that as of March 31, 2008, the Subadviser had outperformed its Morningstar category and benchmark index during most periods over the last one, three, five and ten year periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the subadvisory fee proposed to be paid to the Subadviser and noted the proposed breakpoint. The Board also considered that the subadvisory fee rate was only slightly higher than the median for the peer group, that it was negotiated at arm’s length between the Manager and the Subadviser and that the Manager compensates the Subadviser from its fees. The Board noted that the Subadviser represented that the proposed subadvisory fees for the Fund were not higher than fees charged to its other subadvisory clients with investment mandates similar to those of the Fund. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedule for the Fund was reasonable and appropriate.

The Board concluded that the Subadviser’s anticipated profitability would not be unreasonable. In reaching this conclusion, the Board determined that they need not review the estimated level of profits to the Subadviser. They based this decision on the facts that both the management and subadvisory fees were determined to be reasonable and the Manager compensates the Subadviser from its own fees having negotiated the Subadvisory Agreement with the Subadviser at arm’s-length.

The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted the breakpoint included in the fee schedule and concluded that the fee schedule reflects an appropriate recognition of economies of scale at current anticipated asset levels.

The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board noted the Subadviser’s representation that it generally does not enter into soft dollar arrangements.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement and Management Agreement are fair and reasonable and that approval of each Agreement is in the best interests of the Fund.

Management Agreement and PGI, PREI, and Spectrum Subadvisory Agreements

At its September 8, 2008 meeting, the Board considered whether to enter into the Management Agreement with the Manager and Amended and Restated Subadvisory Agreements with PGI, PREI, and Spectrum (collectively the “Subadvisers”) related to the creation of Global Diversified.

Management Agreement

With respect to the Management Agreement, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a commitment to support the various series of PFI (collectively, the “Funds”), including undertakings to cap Fund expenses to provide competitive expense ratios for shareholders and investment into the business through the acquisition of another fund complex with the goal of building economies of scale to be shared with shareholders. In addition, the Board considered the following factors, and made certain findings and conclusions with regard thereto, for the Fund.

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources would be provided under the Management Agreement. The Board also considered the proposed delegation of day-to-day portfolio management responsibility to the Subadvisers and the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers. The Board concluded that this due diligence process has worked well for PFI’s other subadvised Funds. The Board also considered the compliance program established by the Manager, the level of compliance attained for other PFI Funds and that a similar level of compliance was expected to be attained for the Fund.

The Board noted that the Manager would not directly control the Fund’s investment performance, but rather would engage the Subadvisers to manage the portfolio. Based upon their familiarity with the Manager’s performance in monitoring subadvisers to other subadvised Funds, the Board concluded that the Manager has in place an effective due diligence process to monitor performance, to encourage remedial action and to change the Subadvisers at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s performance with respect to Subadviser oversight was expected to be satisfactory.

The Board considered the Fund’s proposed management fee. The Board received information regarding how the Fund’s proposed management fee ranked in comparison to the advisory fees of a peer group of retail front-end load and no-load mixed asset, target allocation moderate funds (“Peer Group”) based upon Lipper data. For comparison purposes, the Manager also provided blended average peer group fees, using both Morningstar and Lipper data, determined by calculating the weighted average of average peer group fees based upon the proposed weightings of the Fund’s underlying portfolio strategies (the “Blended Peer Averages”). In assessing whether the management fee was reasonable, the Board considered a variety of factors, including the amount of the fee, the comparison of the fee to the Peer Group and to the Blended Peer Averages, the services to be provided, the Manager’s expectations for the Fund’s investment performance and the Manager’s anticipated profitability. The Board determined that the Blended Peer Averages provided the most meaningful comparisons to the proposed management fee, and the Board noted that the proposed fee was in line with the Blended Peer Averages. Considering all factors they deemed relevant, the Board concluded that the proposed management fee for the Fund was reasonable and appropriate in light of the nature and quality of services expected to be provided by the Manager and other relevant factors.

The Board reviewed the Manager’s anticipated profitability from the Fund under the Management Agreement. The Board concluded that the proposed management fee was reasonable, taking into account the forecasted profitability percentage the Manager provided and given the expected level of services to be provided. The Board considered whether there would be economies of scale with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which breakpoints in the proposed management fee would occur and the amounts of the proposed reductions, as well as the breakpoints in the Subadvisory Agreements. The Board concluded that the proposed management fee for the Fund reflects an appropriate level of sharing of economies of scale at the currently anticipated asset levels. The Board also considered the character and amount of other incidental benefits expected to be received by the Manager and its affiliates from their relationships with the Fund. The Board concluded that the management and subadvisory fees for the Fund were reasonable in light of these fall-out benefits.

Subadvisory Agreements

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreements. The Board considered the reputation, qualifications and background of the Subadvisers, investment approaches of the Subadvisers, the experience and skills of the Subadvisers’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Funds and that the due diligence program recommended the Subadvisers for the Fund. The Board reviewed the historical total return performance of the Subadvisers in portfolios with investment strategies similar to certain of the proposed portfolio strategies for the Fund, as compared to Morningstar peer groups and relevant benchmark indices. The Board noted that as of June 30, 2008, the Subadvisers had outperformed the benchmark indices during most periods over the last one, three, five and ten year periods where performance was available. The Board also noted the Manager’s statement that the Subadvisers have delivered competitive returns in portfolio or sub-portfolio strategies similar to those proposed for the Fund, but with a different mandate. The Board concluded, based on this information, that investment performance was expected to be satisfactory. The Board considered the subadvisory fees proposed to be paid to the Subadvisers and noted the proposed breakpoints. The Board also considered that the subadvisory fee rates were modestly higher than the average for the Peer Group and that the Manager compensates the Subadvisers from its fees. The Board noted that the Subadvisers represented that they do not have other subadvisory clients with investment mandates similar to those of the Fund and, thus, the proposed subadvisory fees are not higher than the fees charged by the Subadvisers to other similar clients. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules for the Fund were reasonable and appropriate.

The Board noted that the Manager has proposed to compensate the Subadviser from its own management fee and that the proposed fees are competitive. In concluding that the proposed subadvisory fees were reasonable, the Board determined that they need not review the estimated levels of profits to the Subadvisers because, as they noted, the management fees were determined to be reasonable and the Manager compensates the Subadvisers from its own fees. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreements. The Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Subadvisers. The Board noted the Manager’s representation that it had recently reviewed the soft dollar practices of the Subadvisers and had concluded that the indirect benefits received by the Subadvisers as a result of their use of soft dollars did not result in the Subadvisers receiving unreasonable compensation in relation to the services provided. The Board also noted Spectrum’s policy that it may execute trades on behalf of its clients as broker-dealer unless a client directs execution to another broker-dealer, and considered that this practice could result in other incidental benefits to Spectrum.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement and Management Agreement are fair and reasonable and that approval of each of the Agreements is in the best interests of the Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

Also at its September 8, 2008 meeting, the Board performed its annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and consider the continuation of: (1) the Management Agreement as it relates to the seventy-three (73) series of PFI (each series is referred to as a “Fund”) (2) the subadvisory agreements between the Manager and each of Alliance Capital Management L.P.; American Century Investment Management, Inc.; Ark Asset Management Co., Inc.; Barrow, Hanley, Mewhinney & Strauss; Columbus Circle Investors (“CCI”); Dimensional Fund Advisors, Inc.; Edge Asset Management Inc. (“Edge”); Emerald Advisors, Inc.; Essex Investment Management Company, LLC; Goldman Sachs Asset Management, L.P.; J.P. Morgan Investment Management, Inc.; Jacobs Levy Equity Management, Inc.; Lehman Brothers Asset Management LLC; Los Angeles Capital Management and Equity Research, Inc.; Mackay Shields, LLC; Mazama Capital Management, Inc.; Mellon Capital Management Corporation; Morgan Stanley Investments LP; Neuberger Berman Management, Inc.; Principal Real Estate Investors, LLC (“PREI”); Principal Global Investors, LLC (“PGI”); Pyramis Global Advisors, LLC; Spectrum Asset Management, Inc. (“Spectrum”); T. Rowe Price Associates, Inc.; Turner Investment Partners, Inc.; UBS Global Asset Management (Americas), Inc.; and Vaughan Nelson Investment Management, LP; Westwood; (collectively, the “Subadvisers”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.” The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the selection of the Manager and each Subadviser and the continuation of the Advisory Agreements. On August 11, September 7 and September 8, the Independent Directors also met independently of Fund management and the directors who are interested persons of PFI with their independent legal counsel and an independent consultant. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including but not limited to the following: (i) the investment performance of each Fund compared to the investment performance of a market index and a broad based industry category determined by Morningstar, (ii) a comparison of each Fund’s management fee (at current asset levels and theoretical asset levels) and expense ratio (at current asset levels) to the advisory fee and expense ratio for the mutual funds in a narrow peer group and a broad-based industry category, both selected by Lipper, (iii) fee schedules applicable to the Manager’s and the Subadvisers’ other clients, (iv) the Manager’s financial results and condition, including its profitability from services it performed for each Fund, (v) an analysis of the Manager’s and each Subadviser’s allocation of the benefits of economies of scale (vi) the Manager’s and each Subadvisers’ record of compliance with applicable laws and regulations, and with each Fund’s investment policies and restrictions, and (vii) the nature and character of the services the Manager and each Subadviser provides to each Fund.

Nature, Extent and Quality of Services

With regard to the Manager, the Board considered the nature, quality and extent of services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered the delegation of day-to-day portfolio management responsibility to the Subadvisers and the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisers. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained for the Funds.

With regard to each Subadviser, the Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisers’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three year period), and compared those returns to various agreed-upon performance measures, including market indices and peer group data based upon a broad-based, industry category determined by Morningstar. For Funds that did not have a three year history, the Board reviewed performance for a one-year period. The Board also considered whether each Fund’s investment results were consistent with the Fund’s investment objective and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. There were some Funds, or certain Subadvisers for a multi-manager fund, that had not attained during the relevant period a level of investment performance the Board considered satisfactory. However, the Board noted that the Manager does not directly control investment performance, but rather engages the Subadvisers that manage the portfolios. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadviser at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s oversight of the Subadvisers was satisfactory.

As to each Fund, the Manager had advised the Board either that the investment services delivered by the Subadviser to the Fund were reasonable or the Subadviser’s longer-term track record justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Fund either met or exceeded acceptable levels of investment performance, and was therefore satisfactory; or (ii) although the Fund experienced underperformance, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreements. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management and Subadvisory Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels) and actual (after fee waivers) management fee (at current asset levels) and actual total expense ratio (at current asset levels for Class A shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For PFI Funds that did not offer Class A shares, the information provided was based upon Class I shares. In addition, the Board also reviewed information for Class I shares for certain Funds for which Class A shares were a small component of the Fund’s assets.

In assessing whether the management fees were reasonable, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total expense ratios, profitability and expense caps. For most Funds, actual management fees and expense ratios were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total expense ratios were within the third quartile or better. For Funds with expense ratios within the fourth quartile, the Board requested further explanation from the Manager regarding the reasonableness of management fees. The Board considered factors related to certain Funds with both actual management fees and total expenses higher than third quartile as compared to their Expense Group and certain other Funds that experienced significant underperformance. For the SAM Portfolios, the Board determined that the Manager’s unique active asset allocation strategy justified higher management fees than the Funds’ peer groups and that the total expense ratios (including the expenses of the underlying funds) compare favorably. The Board considered that certain comparable PFI Funds have different management fees and noted the reasons cited by the Manager for the differing fees.

With respect to the Board’s review of the expense caps in place with respect to certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most Funds for an additional year, to raise the expense caps for certain Funds and to let expense caps for certain other Funds expire, based upon the individual circumstances of these Funds. The Board also considered the Manager’s proposals to either add new expense caps or to lower the expense caps (thereby decreasing the effective expense ratios) applicable to certain share classes of the LargeCap Value Fund III, the MidCap Value Fund II, and the SmallCap Growth Fund II. The Board also considered the Manager’s proposal to decrease the 12b-1 fees by 10 basis points for the Short-Term Income Fund. Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

The Board considered each Fund’s subadvisory fees. The Board evaluated the subadvisory fees based upon data supplied by Lipper, which compared the contractual subadvisory fees to available information about subadvised funds in the Expense Universe.

For each Subadviser not affiliated with the Manager (“Unaffiliated Subadvisers”) (each Subadviser except PGI, PREI, Edge, CCI and Spectrum), the Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and each Subadviser and that the Manager compensates the Subadviser from its fees.

For the Subadvisers that reported fees for “Other Clients” with comparable investment policies and receiving comparable services, the Board noted that most Subadvisers stated that they did not charge higher fees to the Manager for the Funds than were charged to their Other Clients. For the Subadvisers that did not make this representation, the Board considered the Subadviser’s representation that the fees compared favorably with those charged to Other Clients. The Board noted that the different fees to Other Clients were generally a result of fewer assets, a different level of services provided, and/or a different competitive environment at the time of the initiation of the relationship, which had resulted in the lower fees charged to the Other Clients.

For Funds where PGI, PREI, Edge, CCI or Spectrum was engaged as the Subadviser, the Board noted that the Subadviser is an affiliate of the Manager and that, therefore, the parties may allocate the fee among themselves based upon other than competitive factors, but that in the end, the shareholders pay only the management fee. Therefore, in these cases, particularly when no comparative data on subadvisory fees was provided, the Board focused primarily on whether the management fee and total expense ratios were reasonable.

For certain Subadvisers, the Manager was able to negotiate lower fees (AllianceBernstein with respect to LargeCap Value Fund III and J.P. Morgan and Mellon Capital with respect to SmallCap Value Fund I). The Board concluded that these amended fee schedules were appropriate and should be approved.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund, with the amendments proposed by the Manager, were reasonable.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreements, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2007. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisers (PGI, PREI, Edge, CCI Circle and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

The Board noted that the Manager compensates each Unaffiliated Subadviser from its own management fees and that the fees were competitive. In concluding that the Unaffiliated Subadvisers’ fees were reasonable, the Board determined that it need not review estimated levels of profits to each Unaffiliated Subadviser because, as the Board noted, the Manager compensates each Unaffiliated Subadviser from its own management fees and the Manager had negotiated the Subadvisory Agreement with each Unaffiliated Subadviser at arm’s-length.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also reviewed the levels at which breakpoints occurred and the amount of the reductions. The Board also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the LargeCap S&P 500 Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund series (the “Index Funds”) do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each Index Fund has a relatively low basis point fee for initial Fund assets and the Board concluded that these Funds do not generate sufficient economies of scale at their current asset sizes to justify a breakpoint at this time.

The Board identified some Funds whose asset levels have exceeded the last breakpoint level in the Fund’s fee schedule. The Board discussed these and other Funds with management and concluded that the existing breakpoints are appropriate at the current asset levels. The Board noted, however, that the Manager would present a proposal at the December board meeting regarding the applicability of potential new breakpoints to address future growth.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund, with the amendments proposed by the Manager, reflects an appropriate recognition of any economies of scale at current asset levels.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these fall-out benefits.

The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered as a part of this analysis each Subadviser’s soft dollar practices and brokerage practices. The Board concluded that, taking into account these benefits, the fees charged under each Subadvisory Agreement were reasonable.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the changes proposed by the Manager, is in the best interests of each Fund.

FEDERAL INCOME TAX INFORMATION PRINCIPAL FUNDS, INC. October 31, 2008 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended October 31, 2008. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2008, that qualifies for the dividend received deduction is as follows:

	Deductible		Deductible
	Percentage		Percentage

Disciplined LargeCap Blend Fund	100%	Preferred Securities Fund	3%
Equity Income Fund	57	Principal LifeTime 2010 Fund	11
High Yield Fund	3	Principal LifeTime 2020 Fund	15
LargeCap Blend Fund I	100	Principal LifeTime 2030 Fund	20
LargeCap Blend Fund II	54	Principal LifeTime 2040 Fund	22
LargeCap Growth Fund	100	Principal LifeTime 2050 Fund	23
LargeCap Growth Fund I	70	Principal LifeTime Strategic Income Fund	5
LargeCap Growth Fund II	15	SAM Balanced Portfolio	24
LargeCap S&P 500 Index Fund	100	SAM Conservative Balanced Portfolio	13
LargeCap Value Fund	64	SAM Conservative Growth Portfolio	42
LargeCap Value Fund I	91	SAM Flexible Income Portfolio	8
LargeCap Value Fund II	100	SAM Strategic Growth Portfolio	54
LargeCap Value Fund III	89	SmallCap Blend Fund	26
MidCap Blend Fund	63	SmallCap Blend Fund I	14
MidCap Growth Fund	28	SmallCap Growth Fund I	10
MidCap Growth Fund I	13	SmallCap Growth Fund II	14
MidCap Growth Fund II	7	SmallCap Growth Fund III	4
MidCap Growth Fund III	100	SmallCap S&P 600 Index Fund	56
MidCap S&P 400 Index Fund	65	SmallCap Value Fund	31
MidCap Stock Fund	91	SmallCap Value Fund I	36
MidCap Value Fund I	41	SmallCap Value Fund II	34
MidCap Value Fund II	21	SmallCap Value Fund III	33
MidCap Value Fund III	58	West Coast Equity Fund	100

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended October 31, 2008, taxed at a maximum rate of 15% is as follows:

	Percentage		Percentage

Disciplined LargeCap Blend Fund	100%	MidCap Value Fund I	42%
Diversified International Fund	39	MidCap Value Fund II	23
Equity Income Fund	62	MidCap Value Fund III	60
Global Equity Fund I	100	Preferred Securities Fund	19
Global Real Estate Securities Fund	21	Principal LifeTime 2010 Fund	16
High Yield Fund	4	Principal LifeTime 2020 Fund	22
International Emerging Markets Fund	12	Principal LifeTime 2030 Fund	30
International Fund I	32	Principal LifeTime 2040 Fund	34
International Growth Fund	31	Principal LifeTime 2050 Fund	36
LargeCap Blend Fund I	100	Principal LifeTime Strategic Income Fund	7
LargeCap Blend Fund II	55	SAM Balanced Portfolio	34
LargeCap Growth Fund	100	SAM Conservative Balanced Portfolio	19
LargeCap Growth Fund I	70	SAM Conservative Growth Portfolio	60
LargeCap Growth Fund II	16	SAM Flexible Income Portfolio	11
LargeCap S&P 500 Index Fund	100	SAM Strategic Growth Portfolio	73
LargeCap Value Fund	64	SmallCap Blend Fund	27
LargeCap Value Fund I	92	SmallCap Blend Fund I	12
LargeCap Value Fund II	100	SmallCap Growth Fund I	10
LargeCap Value Fund III	93	SmallCap Growth Fund II	14
MidCap Blend Fund	66	SmallCap Growth Fund III	4
MidCap Growth Fund	30	SmallCap S&P 600 Index Fund	54
MidCap Growth Fund I	13	SmallCap Value Fund	34
MidCap Growth Fund II	8	SmallCap Value Fund I	37
MidCap Growth Fund III	100	SmallCap Value Fund II	34
MidCap S&P 400 Index Fund	65	SmallCap Value Fund III	33
MidCap Stock Fund	88	West Coast Equity Fund	100

FEDERAL INCOME TAX INFORMATION PRINCIPAL FUNDS, INC. October 31, 2008 (unaudited)

Foreign Taxes Paid. The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2008, are as follows:

Foreign Taxes
Per Share

Diversified International Fund	.0356
Global Equity Fund I	.0218
Global Real Estate Securities Fund	.0186
International Emerging Markets Fund	.0694
International Fund I	.0489
International Growth Fund	.0252

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund’s transfer agent.

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WE’LL GIVE YOU AN EDGE®

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

For more information about these funds, including their full names, please see the Principal Funds, Inc. prospectus or visit www.principal.com.

Insurance products and plan administrative services are provided by Principal life Insurance Company. Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV 401-2 | 12/2008 | #11673122010 ©2008 Principal Financial Services, Inc.

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Mark Grimmett, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

October 31, 2007 - $603,511 October 31, 2008 - $809,798

(b) Audit-Related Fees. Ernst & Young has not provided any audit-related services to the registrant during the last two fiscal years that are not included in response to item 4(a).

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

October 31, 2007 - $118,030 October 31, 2008 - $308,682

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young performed a review of the process and methodology used to allocate expenses amongst funds in the Principal Fund complex.

October 31, 2007 - $4,850 October 31, 2008 - None

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Board of Directors of Principal Investors Fund, Inc. and Principal Variable Contracts Fund, Inc. (the "Funds") effective for all engagements of the primary independent auditor.

1.	The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

Services that are subject to audit procedure during a financial statement audit;

Services where the auditor would act on behalf of management;

Services where the auditor is an advocate to the client's position in an adversarial proceeding;

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;

Financial information systems design and implementation;

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

Actuarial services;

Internal audit functions or human resources;

Broker or dealer, investment advisor, or investment banking services;

Legal services and expert services unrelated to the audit;

Tax planning services related to listed, confidential and aggressive transactions;

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds including the immediate family members of such individuals;

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

2.	(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s, provision of non-audit services, by the primary independent auditor, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Management Corporation or an affiliate of Principal Management Corporation that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.	Not less than annually, the primary independent auditor shall report to the Committee its independence policies, as well as all relationships that may bear on independence between the auditor and the Funds with respect to any services provided by the auditor, its subsidiaries or affiliates.

5.	The Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

	6.	The Funds or Principal Management Corporation may not hire or promote any former partner, principal, shareholder or professional employee ("Former Employee") of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or Principal Management Corporation proposes to hire the Former Employee. Neither the Funds nor Principal Management Corporation shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or Principal Management Corporation during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or Principal Management Corporation shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

	7.	For persons recently promoted or hired into a financial reporting oversight role, any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

	8.	The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Board of Directors of the Principal Funds on March 10, 2008).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

October 31, 2007 - $122,880 October 31, 2008 - $343,682

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Ralph C. Eucher Ralph C. Eucher, Chairman and CEO

Date 12/22/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Ralph C. Eucher

Ralph C. Eucher, Chairman and CEO

Date 12/22/2008

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 12/22/2008